UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04015

Eaton Vance Mutual Funds Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Deidre E. Walsh

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

April 30, 2023

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance
Global Macro Absolute Return Fund
Semiannual Report
April 30, 2023

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The adviser is registered with the CFTC as a commodity pool operator with respect to its management of the Fund. As the commodity pool operator of the Fund, the adviser has claimed relief under the Commodity Exchange Act from certain reporting and recordkeeping requirements. The adviser is also registered as a commodity trading advisor.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2023
Eaton Vance
Global Macro Absolute Return Fund

Eaton Vance
Global Macro Absolute Return Fund
April 30, 2023
Performance

Portfolio Manager(s) John R. Baur, Patrick Campbell, CFA, Kyle Lee, CFA, Federico Sequeda, CFA each of Eaton Vance Management and Hussein Khattab, CFA of Eaton Vance Advisers International Ltd.
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	06/27/2007	10/31/1997	6.04%	3.50%	2.41%	2.25%
Class A with 3.25% Maximum Sales Charge	—	—	2.54	0.13	1.74	1.92
Class C at NAV	10/01/2009	10/31/1997	5.78	2.79	1.72	1.69
Class C with 1% Maximum Deferred Sales Charge	—	—	4.78	1.80	1.72	1.69
Class I at NAV	06/27/2007	10/31/1997	6.34	3.94	2.74	2.57
Class R at NAV	04/08/2010	10/31/1997	6.06	3.30	2.21	2.05
Class R6 at NAV	05/31/2017	10/31/1997	6.25	3.91	2.79	2.60

ICE BofA 3-Month U.S. Treasury Bill Index	—	—	2.09%	2.81%	1.44%	0.90%
% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I	Class R	Class R6
	1.14%	1.84%	0.84%	1.33%	0.77%
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
2

Eaton Vance
Global Macro Absolute Return Fund
April 30, 2023
Fund Profile

Asset Allocation (% of net assets)[1]
Foreign Currency Exposures (% of net assets)[2]
Serbia	3.4%
Dominican Republic	3.3
Ukraine	3.1
Uzbekistan	2.2
Australia	2.0
Malaysia	1.0
Other	11.8**
Uganda	-1.0
Saudi Arabia	-1.4
Oman	-1.6
New Zealand	-2.0
Bahrain	-2.1
Philippines	-2.9
China	-3.3
Euro	-5.6
Total Long	31.6%
Total Short	-24.7%
Total Net	6.9%

Footnotes:
Fund invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.
[1]	Other Net Assets represents other assets less liabilities and includes any investment type that represents less than 1% of net assets.
2 Currency exposures include all foreign exchange denominated assets, currency derivatives and commodities (including commodity derivatives). Total exposures may exceed 100% due to implicit leverage created by derivatives.
* Net of securities sold short.
** Includes amounts each less than 1.0% or –1.0%, as applicable.
3

Eaton Vance
Global Macro Absolute Return Fund
April 30, 2023
Endnotes and Additional Disclosures

[1]	ICE BofA 3-Month U.S. Treasury Bill Index is an unmanaged index of U.S. Treasury securities maturing in 90 days. ICE® BofA® indices are not for redistribution or other uses; provided “as is”, without warranties, and with no liability. Eaton Vance has prepared this report and ICE Data Indices, LLC does not endorse it, or guarantee, review, or endorse Eaton Vance’s products. BofA® is a licensed registered trademark of Bank of America Corporation in the United States and other countries. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class R6 is linked to Class I. Performance presented in the Financial Highlights included in the financial statements is not linked.
Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years. Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase.
[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
Fund profile subject to change due to active management.
Additional Information
Effective June 30, 2023, the portfolio managers of the Fund and the Portfolio will be Patrick Campbell, Hussein Khattab, Kyle Lee and Federico Sequeda.
4

Eaton Vance
Global Macro Absolute Return Fund
April 30, 2023
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2022 to April 30, 2023).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (11/1/22)	Ending Account Value (4/30/23)	Expenses Paid During Period* (11/1/22 – 4/30/23)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,060.40	$ 6.79	1.33%
Class C	$1,000.00	$1,057.80	$10.36	2.03%
Class I	$1,000.00	$1,063.40	$ 5.27	1.03%
Class R	$1,000.00	$1,060.60	$ 7.82	1.53%
Class R6	$1,000.00	$1,062.50	$ 4.86	0.95%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.20	$ 6.66	1.33%
Class C	$1,000.00	$1,014.73	$10.14	2.03%
Class I	$1,000.00	$1,019.69	$ 5.16	1.03%
Class R	$1,000.00	$1,017.21	$ 7.65	1.53%
Class R6	$1,000.00	$1,020.08	$ 4.76	0.95%
*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2022. The Example reflects the expenses of both the Fund and the Portfolio.
5

Eaton Vance
Global Macro Absolute Return Fund
April 30, 2023
Statement of Assets and Liabilities (Unaudited)

April 30, 2023
Assets
Investment in Global Macro Portfolio, at value (identified cost $1,972,867,867)	$ 1,780,090,874
Receivable for Fund shares sold	3,539,550
Total assets	$1,783,630,424
Liabilities
Payable for Fund shares redeemed	$ 3,512,378
Payable to affiliates:
Distribution and service fees	59,742
Trustees' fees	43
Accrued expenses	500,591
Total liabilities	$ 4,072,754
Net Assets	$1,779,557,670
Sources of Net Assets
Paid-in capital	$ 2,455,315,134
Accumulated loss	(675,757,464)
Net Assets	$1,779,557,670
Class A Shares
Net Assets	$ 155,385,453
Shares Outstanding	19,010,111
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 8.17
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$ 8.44
Class C Shares
Net Assets	$ 24,996,122
Shares Outstanding	3,045,465
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 8.21
Class I Shares
Net Assets	$ 1,368,251,366
Shares Outstanding	167,739,248
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 8.16
Class R Shares
Net Assets	$ 1,268,627
Shares Outstanding	154,905
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 8.19
6
See Notes to Financial Statements.

Eaton Vance
Global Macro Absolute Return Fund
April 30, 2023
Statement of Assets and Liabilities (Unaudited)  — continued

April 30, 2023
Class R6 Shares
Net Assets	$229,656,102
Shares Outstanding	28,172,191
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 8.15
On sales of $100,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
7
See Notes to Financial Statements.

Eaton Vance
Global Macro Absolute Return Fund
April 30, 2023
Statement of Operations (Unaudited)

Six Months Ended
April 30, 2023
Investment Income
Dividend income allocated from Portfolio (net of foreign taxes withheld of $80,378)	$ 3,552,814
Interest and other income allocated from Portfolio (net of foreign taxes withheld of $306,774)	61,412,107
Expenses, excluding interest and dividend expense, allocated from Portfolio	(6,015,774)
Interest and dividend expense allocated from Portfolio	(2,129,522)
Total investment income from Portfolio	$ 56,819,625
Expenses
Distribution and service fees:
Class A	$ 238,466
Class C	129,161
Class R	3,250
Trustees’ fees and expenses	250
Custodian fee	30,720
Transfer and dividend disbursing agent fees	796,625
Legal and accounting services	34,982
Printing and postage	104,610
Registration fees	62,358
Miscellaneous	15,082
Total expenses	$ 1,415,504
Net investment income	$ 55,404,121
Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss):
Investment transactions (net of foreign capital gains taxes of $154,290)	$ (94,135,010)
Securities sold short	(879,629)
Futures contracts	18,699,858
Swap contracts	(9,955,082)
Foreign currency transactions	2,252,556
Forward foreign currency exchange contracts	(6,061,453)
Non-deliverable bond forward contracts	5,787,037
Net realized loss	$ (84,291,723)
Change in unrealized appreciation (depreciation):
Investments (including net increase in accrued foreign capital gains taxes of $84,232)	$ 217,059,026
Written options	64,823
Securities sold short	(3,775,102)
Futures contracts	(30,731,742)
Swap contracts	(14,147,639)
Foreign currency	4,341,952
Forward foreign currency exchange contracts	(29,693,382)
Non-deliverable bond forward contracts	(1,540,050)
Net change in unrealized appreciation (depreciation)	$141,577,886
Net realized and unrealized gain	$ 57,286,163
Net increase in net assets from operations	$112,690,284
8
See Notes to Financial Statements.

Eaton Vance
Global Macro Absolute Return Fund
April 30, 2023
Statements of Changes in Net Assets

	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 55,404,121	$ 115,574,082
Net realized gain (loss)	(84,291,723)	110,827,016
Net change in unrealized appreciation (depreciation)	141,577,886	(319,960,670)
Net increase (decrease) in net assets from operations	$ 112,690,284	$ (93,559,572)
Distributions to shareholders:
Class A	$ (4,398,536)	$ (8,063,152)
Class C	(621,296)	(1,034,667)
Class I	(40,316,577)	(66,924,119)
Class R	(35,399)	(49,057)
Class R6	(7,025,415)	(13,033,990)
Total distributions to shareholders	$ (52,397,223)	$ (89,104,985)
Tax return of capital to shareholders:
Class A	$ —	$ (1,174,555)
Class C	—	(156,590)
Class I	—	(10,455,314)
Class R	—	(7,965)
Class R6	—	(1,997,959)
Total tax return of capital to shareholders	$ —	$ (13,792,383)
Transactions in shares of beneficial interest:
Class A	$ (13,299,163)	$ (95,399,484)
Class C	(2,523,668)	(7,095,253)
Class I	(91,103,888)	(290,445,028)
Class R	(39,931)	114,208
Class R6	(30,768,079)	(96,685,321)
Net decrease in net assets from Fund share transactions	$ (137,734,729)	$ (489,510,878)
Net decrease in net assets	$ (77,441,668)	$ (685,967,818)
Net Assets
At beginning of period	$ 1,856,999,338	$ 2,542,967,156
At end of period	$1,779,557,670	$1,856,999,338
9
See Notes to Financial Statements.

Eaton Vance
Global Macro Absolute Return Fund
April 30, 2023
Financial Highlights

	Class A
	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31,
		2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 7.910	$ 8.660	$ 8.640	$ 8.740	$ 8.590	$ 9.140
Income (Loss) From Operations
Net investment income(1)	$ 0.238	$ 0.418	$ 0.368	$ 0.356	$ 0.438	$ 0.383
Net realized and unrealized gain (loss)	0.248	(0.792)	(0.016)	(0.046)	0.078	(0.647)
Total income (loss) from operations	$ 0.486	$ (0.374)	$ 0.352	$ 0.310	$ 0.516	$ (0.264)
Less Distributions
From net investment income	$ (0.226)	$ (0.325)	$ (0.332)	$ (0.410)	$ (0.366)	$ (0.087)
Tax return of capital	—	(0.051)	—	—	—	(0.199)
Total distributions	$ (0.226)	$ (0.376)	$ (0.332)	$ (0.410)	$ (0.366)	$ (0.286)
Net asset value — End of period	$ 8.170	$ 7.910	$ 8.660	$ 8.640	$ 8.740	$ 8.590
Total Return(2)	6.04% (3)	(4.27)%	4.11%	3.63%	6.14%	(2.97)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$155,385	$163,369	$276,486	$398,174	$366,740	$284,958
Ratios (as a percentage of average daily net assets):(4)
Expenses (5)	1.33% (6)(7)	1.14% (7)	1.10%	1.05%	1.04%	1.08%
Net investment income	5.87% (6)	5.03%	4.20%	4.11%	5.06%	4.26%
Portfolio Turnover of the Portfolio	95% (3)	81%	88%	81%	61%	78%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(5)	Includes interest and/or dividend expense, including on securities sold short and/or reverse repurchase agreements if applicable, of 0.24%, 0.08%, 0.06%, 0.01%, 0.01% and 0.04% of average daily net assets for the six months ended April 30, 2023 and the years ended October 31, 2022, 2021, 2020, 2019 and 2018, respectively.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to 0.01% and less than 0.01% of average daily net assets for the six months ended April 30, 2023 and the year ended October 31, 2022, respectively).
10
See Notes to Financial Statements.

Eaton Vance
Global Macro Absolute Return Fund
April 30, 2023
Financial Highlights   — continued

	Class C
	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31,
		2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 7.950	$ 8.690	$ 8.680	$ 8.770	$ 8.620	$ 9.170
Income (Loss) From Operations
Net investment income(1)	$ 0.210	$ 0.365	$ 0.307	$ 0.305	$ 0.374	$ 0.321
Net realized and unrealized gain (loss)	0.248	(0.786)	(0.026)	(0.044)	0.082	(0.647)
Total income (loss) from operations	$ 0.458	$ (0.421)	$ 0.281	$ 0.261	$ 0.456	$ (0.326)
Less Distributions
From net investment income	$ (0.198)	$ (0.276)	$ (0.271)	$ (0.351)	$ (0.306)	$ (0.068)
Tax return of capital	—	(0.043)	—	—	—	(0.156)
Total distributions	$ (0.198)	$ (0.319)	$ (0.271)	$ (0.351)	$ (0.306)	$ (0.224)
Net asset value — End of period	$ 8.210	$ 7.950	$ 8.690	$ 8.680	$ 8.770	$ 8.620
Total Return(2)	5.78% (3)	(4.91)%	3.37%	2.91%	5.39%	(3.63)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$24,996	$26,640	$36,557	$54,464	$106,291	$178,033
Ratios (as a percentage of average daily net assets):(4)
Expenses (5)	2.03% (6)(7)	1.84% (7)	1.80%	1.75%	1.76%	1.78%
Net investment income	5.17% (6)	4.38%	3.49%	3.51%	4.31%	3.56%
Portfolio Turnover of the Portfolio	95% (3)	81%	88%	81%	61%	78%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(5)	Includes interest and/or dividend expense, including on securities sold short and/or reverse repurchase agreements if applicable, of 0.24%, 0.08%, 0.06%, 0.01%, 0.01% and 0.04% of average daily net assets for the six months ended April 30, 2023 and the years ended October 31, 2022, 2021, 2020, 2019 and 2018, respectively.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to 0.01% and less than 0.01% of average daily net assets for the six months ended April 30, 2023 and the year ended October 31, 2022, respectively).
11
See Notes to Financial Statements.

Eaton Vance
Global Macro Absolute Return Fund
April 30, 2023
Financial Highlights   — continued

	Class I
	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31,
		2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 7.900	$ 8.640	$ 8.630	$ 8.720	$ 8.580	$ 9.120
Income (Loss) From Operations
Net investment income(1)	$ 0.249	$ 0.446	$ 0.393	$ 0.385	$ 0.458	$ 0.408
Net realized and unrealized gain (loss)	0.249	(0.786)	(0.024)	(0.039)	0.074	(0.636)
Total income (loss) from operations	$ 0.498	$ (0.340)	$ 0.369	$ 0.346	$ 0.532	$ (0.228)
Less Distributions
From net investment income	$ (0.238)	$ (0.345)	$ (0.359)	$ (0.436)	$ (0.392)	$ (0.095)
Tax return of capital	—	(0.055)	—	—	—	(0.217)
Total distributions	$ (0.238)	$ (0.400)	$ (0.359)	$ (0.436)	$ (0.392)	$ (0.312)
Net asset value — End of period	$ 8.160	$ 7.900	$ 8.640	$ 8.630	$ 8.720	$ 8.580
Total Return(2)	6.34% (3)	(4.00)%	4.31%	4.07%	6.34%	(2.58)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,368,251	$1,413,454	$1,851,665	$2,323,831	$2,859,484	$4,237,027
Ratios (as a percentage of average daily net assets):(4)
Expenses (5)	1.03% (6)(7)	0.84% (7)	0.80%	0.75%	0.75%	0.78%
Net investment income	6.17% (6)	5.39%	4.50%	4.45%	5.31%	4.56%
Portfolio Turnover of the Portfolio	95% (3)	81%	88%	81%	61%	78%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(5)	Includes interest and/or dividend expense, including on securities sold short and/or reverse repurchase agreements if applicable, of 0.24%, 0.08%, 0.06%, 0.01%, 0.01% and 0.04% of average daily net assets for the six months ended April 30, 2023 and the years ended October 31, 2022, 2021, 2020, 2019 and 2018, respectively.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to 0.01% and less than 0.01% of average daily net assets for the six months ended April 30, 2023 and the year ended October 31, 2022, respectively).
12
See Notes to Financial Statements.

Eaton Vance
Global Macro Absolute Return Fund
April 30, 2023
Financial Highlights   — continued

	Class R
	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31,
		2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 7.930	$ 8.670	$ 8.660	$ 8.750	$ 8.610	$ 9.150
Income (Loss) From Operations
Net investment income(1)	$ 0.230	$ 0.410	$ 0.352	$ 0.338	$ 0.417	$ 0.369
Net realized and unrealized gain (loss)	0.248	(0.790)	(0.027)	(0.034)	0.073	(0.641)
Total income (loss) from operations	$ 0.478	$(0.380)	$ 0.325	$ 0.304	$ 0.490	$(0.272)
Less Distributions
From net investment income	$ (0.218)	$ (0.311)	$ (0.315)	$ (0.394)	$ (0.350)	$ (0.081)
Tax return of capital	—	(0.049)	—	—	—	(0.187)
Total distributions	$(0.218)	$(0.360)	$(0.315)	$(0.394)	$(0.350)	$(0.268)
Net asset value — End of period	$ 8.190	$ 7.930	$ 8.670	$ 8.660	$ 8.750	$ 8.610
Total Return(2)	6.06% (3)	(4.45)%	3.78%	3.55%	5.80%	(3.04)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 1,269	$ 1,267	$ 1,274	$ 968	$ 861	$ 1,034
Ratios (as a percentage of average daily net assets):(4)
Expenses (5)	1.53% (6)(7)	1.33% (7)	1.29%	1.25%	1.26%	1.28%
Net investment income	5.67% (6)	4.95%	4.02%	3.89%	4.82%	4.09%
Portfolio Turnover of the Portfolio	95% (3)	81%	88%	81%	61%	78%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(5)	Includes interest and/or dividend expense, including on securities sold short and/or reverse repurchase agreements if applicable, of 0.24%, 0.08%, 0.06%, 0.01%, 0.01% and 0.04% of average daily net assets for the six months ended April 30, 2023 and the years ended October 31, 2022, 2021, 2020, 2019 and 2018, respectively.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to 0.01% and less than 0.01% of average daily net assets for the six months ended April 30, 2023 and the year ended October 31, 2022, respectively).
13
See Notes to Financial Statements.

Eaton Vance
Global Macro Absolute Return Fund
April 30, 2023
Financial Highlights   — continued

	Class R6
	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31,
		2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 7.890	$ 8.630	$ 8.620	$ 8.710	$ 8.570	$ 9.120
Income (Loss) From Operations
Net investment income(1)	$ 0.252	$ 0.450	$ 0.398	$ 0.391	$ 0.464	$ 0.405
Net realized and unrealized gain (loss)	0.249	(0.783)	(0.024)	(0.040)	0.073	(0.638)
Total income (loss) from operations	$ 0.501	$ (0.333)	$ 0.374	$ 0.351	$ 0.537	$ (0.233)
Less Distributions
From net investment income	$ (0.241)	$ (0.351)	$ (0.364)	$ (0.441)	$ (0.397)	$ (0.096)
Tax return of capital	—	(0.056)	—	—	—	(0.221)
Total distributions	$ (0.241)	$ (0.407)	$ (0.364)	$ (0.441)	$ (0.397)	$ (0.317)
Net asset value — End of period	$ 8.150	$ 7.890	$ 8.630	$ 8.620	$ 8.710	$ 8.570
Total Return(2)	6.25% (3)	(3.80)%	4.37%	4.01%	6.53%	(2.63)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$229,656	$252,269	$376,984	$390,210	$224,436	$153,516
Ratios (as a percentage of average daily net assets):(4)
Expenses (5)	0.95% (6)(7)	0.77% (7)	0.73%	0.68%	0.69%	0.72%
Net investment income	6.25% (6)	5.44%	4.56%	4.51%	5.37%	4.54%
Portfolio Turnover of the Portfolio	95% (3)	81%	88%	81%	61%	78%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(5)	Includes interest and/or dividend expense, including on securities sold short and/or reverse repurchase agreements if applicable, of 0.24%, 0.08%, 0.06%, 0.01%, 0.01% and 0.04% of average daily net assets for the six months ended April 30, 2023 and the years ended October 31, 2022, 2021, 2020, 2019 and 2018, respectively.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to 0.01% and less than 0.01% of average daily net assets for the six months ended April 30, 2023 and the year ended October 31, 2022, respectively).
14
See Notes to Financial Statements.

Eaton Vance
Global Macro Absolute Return Fund
April 30, 2023
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Global Macro Absolute Return Fund (the Fund) is a non-diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers five classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I, Class R and Class R6 shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer and dividend disbursing agent fees on the Statement of Operations, are not allocated to Class R6 shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests its assets in interests in Global Macro Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (approximately 100% at April 30, 2023). The performance of the Fund is directly affected by the performance of the Portfolio. The consolidated financial statements of the Portfolio, including the consolidated portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Consolidated Financial Statements, which are included elsewhere in this report.
B  Income—The Fund's net investment income or loss consists of the Fund's pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.
C  Federal and Other Taxes—The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
In addition to the requirements of the Internal Revenue Code, the Fund may also be required to recognize its pro-rata share of the capital gains taxes incurred by the Portfolio. In doing so, the daily net asset value would reflect the Fund’s pro-rata share of the estimated reserve for such taxes incurred by the Portfolio.
As of April 30, 2023, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
D  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
E  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
F  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
G  Other—Investment transactions are accounted for on a trade date basis.
H  Interim Financial Statements—The interim financial statements relating to April 30, 2023 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
15

Eaton Vance
Global Macro Absolute Return Fund
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

2  Distributions to Shareholders and Income Tax Information
The Fund expects to pay any required income distributions monthly and intends to distribute annually all or substantially all of its net realized capital gains. The Fund may include in its distributions amounts attributable to the imputed interest on foreign currency exposures and certain other derivative positions which, in certain circumstances, may result in a return of capital for federal income tax purposes. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
At October 31, 2022, the Fund, for federal income tax purposes, had deferred capital losses of $284,751,114 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at October 31, 2022, $284,751,114 are long-term.
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment adviser fee is computed at an annual rate as a percentage of the Fund’s average daily net assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser or administrator as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.615%
$500 million but less than $1 billion	0.595%
$1 billion but less than $1.5 billion	0.575%
$1.5 billion but less than $2 billion	0.555%
$2 billion but less than $3 billion	0.520%
$3 billion but less than $5 billion	0.490%
$5 billion but less than $10 billion	0.475%
$10 billion and over	0.465%
For the six months ended April 30, 2023, the Fund incurred no investment adviser fee on such assets. Pursuant to an investment sub-advisory agreement, EVM has delegated a portion of the investment management of the Fund to Eaton Vance Advisers International Ltd. (EVAIL), an affiliate of EVM and an indirect, wholly-owned subsidiary of Morgan Stanley. EVM pays EVAIL a portion of its investment adviser fee for sub-advisory services provided to the Fund. To the extent the Fund’s assets are invested in the Portfolio, the Fund is allocated its share of the Portfolio’s investment adviser fee. The Portfolio has engaged Boston Management and Research (BMR) to render investment advisory services. See Note 2 of the Portfolio’s Notes to Consolidated Financial Statements which are included elsewhere in this report. EVM also serves as the administrator of the Fund, but receives no compensation.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2023, EVM earned $91,043 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund's principal underwriter, received $530 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2023. The Fund was informed that Morgan Stanley affiliated broker-dealers, which may be deemed to be affiliates of EVM, BMR and EVD, also received a portion of the sales charge on sales of Class A shares for the six months ended April 30, 2023 in the amount of $1,450. EVD also received distribution and service fees from Class A, Class C and Class R shares (see Note 4) and contingent deferred sales charges (see Note 5).
Trustees and officers of the Fund who are members of EVM’s or BMR's organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.
16

Eaton Vance
Global Macro Absolute Return Fund
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.30% (0.25% effective July 1, 2023) per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2023 amounted to $238,466 for Class A shares.
The Fund also has in effect distribution plans for Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2023, the Fund paid or accrued to EVD $96,871 for Class C shares. The Class R Plan requires the Fund to pay EVD an amount up to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the six months ended April 30, 2023, the Fund paid or accrued to EVD $1,625 for Class R shares.
Pursuant to the Class C and Class R Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2023 amounted to $32,290 and $1,625 for Class C and Class R shares, respectively.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 0.75% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended April 30, 2023, the Fund was informed that EVD received approximately $2,000 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A shareholders.
6  Investment Transactions
For the six months ended April 30, 2023, increases and decreases in the Fund's investment in the Portfolio aggregated $51,643,228 and $241,451,631, respectively.
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:
	Six Months Ended April 30, 2023 (Unaudited)		Year Ended October 31, 2022
	Shares	Amount	Shares	Amount
Class A
Sales	1,489,531	$ 12,153,411	4,592,167	$ 38,339,067
Issued to shareholders electing to receive payments of distributions in Fund shares	496,678	4,061,960	1,048,566	8,652,844
Redemptions	(3,622,395)	(29,514,534)	(16,937,765)	(142,391,395)
Net decrease	(1,636,186)	$ (13,299,163)	(11,297,032)	$ (95,399,484)
17

Eaton Vance
Global Macro Absolute Return Fund
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

	Six Months Ended April 30, 2023 (Unaudited)		Year Ended October 31, 2022
	Shares	Amount	Shares	Amount
Class C
Sales	186,946	$ 1,537,739	332,112	$ 2,778,239
Issued to shareholders electing to receive payments of distributions in Fund shares	73,845	606,327	142,074	1,173,583
Redemptions	(568,224)	(4,667,734)	(1,328,038)	(11,047,075)
Net decrease	(307,433)	$ (2,523,668)	(853,852)	$ (7,095,253)
Class I
Sales	31,583,662	$ 257,220,354	71,497,227	$ 591,643,634
Issued to shareholders electing to receive payments of distributions in Fund shares	4,214,414	34,388,208	8,239,895	67,606,194
Redemptions	(47,049,397)	(382,712,450)	(115,115,585)	(949,694,856)
Net decrease	(11,251,321)	$ (91,103,888)	(35,378,463)	$(290,445,028)
Class R
Sales	45,905	$ 374,752	45,748	$ 382,213
Issued to shareholders electing to receive payments of distributions in Fund shares	4,320	35,399	6,942	57,022
Redemptions	(55,105)	(450,082)	(39,849)	(325,027)
Net increase (decrease)	(4,880)	$ (39,931)	12,841	$ 114,208
Class R6
Sales	1,698,445	$ 13,886,094	3,247,581	$ 27,190,898
Issued to shareholders electing to receive payments of distributions in Fund shares	146,903	1,198,599	295,011	2,422,349
Redemptions	(5,637,239)	(45,852,772)	(15,238,556)	(126,298,568)
Net decrease	(3,791,891)	$ (30,768,079)	(11,695,964)	$ (96,685,321)
18

Global Macro Portfolio
April 30, 2023
Consolidated Portfolio of Investments (Unaudited)

Asset-Backed Securities — 0.2%
Security	Principal Amount (000's omitted)	Value
CFG Investments, Ltd., Series 2021-1, Class B, 5.82%, 5/20/32(1)	$3,600	$ 3,460,156
Total Asset-Backed Securities (identified cost $3,599,084)		$ 3,460,156

Collateralized Mortgage Obligations — 3.1%
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
Series 1548, Class Z, 7.00%, 7/15/23	$0 (2)	$ 433
Series 1650, Class K, 6.50%, 1/15/24	16	16,143
Series 1817, Class Z, 6.50%, 2/15/26	6	5,815
Series 1927, Class ZA, 6.50%, 1/15/27	32	31,936
Series 2344, Class ZD, 6.50%, 8/15/31	168	173,306
Series 2458, Class ZB, 7.00%, 6/15/32	350	366,924
Interest Only:(3) Series 4791, Class JI, 4.00%, 5/15/48	4,247	848,263
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2020-DNA4, Class B1, 11.02%, (1 mo. USD LIBOR + 6.00%), 8/25/50(1)(4)	3,988	4,354,454
Series 2020-HQA4, Class B1, 10.27%, (1 mo. USD LIBOR + 5.25%), 9/25/50(1)(4)	2,018	2,137,016
Series 2022-HQA1, Class M1B, 8.315%, (30-day average SOFR + 3.50%), 3/25/42(1)(4)	1,479	1,507,447
Series 2022-HQA1, Class M2, 10.065%, (30-day average SOFR + 5.25%), 3/25/42(1)(4)	2,957	2,994,519
Federal National Mortgage Association:
Series G94-7, Class PJ, 7.50%, 5/17/24	10	9,935
Series 1993-79, Class PL, 7.00%, 6/25/23	1	792
Series 1993-104, Class ZB, 6.50%, 7/25/23	0 (2)	386
Series 1993-121, Class Z, 7.00%, 7/25/23	7	6,749
Series 1993-141, Class Z, 7.00%, 8/25/23	2	2,458
Series 1994-42, Class ZQ, 7.00%, 4/25/24	63	62,716
Series 1994-79, Class Z, 7.00%, 4/25/24	9	8,928
Series 1994-89, Class ZQ, 8.00%, 7/25/24	21	21,017
Series 1996-35, Class Z, 7.00%, 7/25/26	9	9,352
Series 1998-16, Class H, 7.00%, 4/18/28	69	71,298
Series 1998-44, Class ZA, 6.50%, 7/20/28	109	111,155
Series 1999-25, Class Z, 6.00%, 6/25/29	114	115,211
Series 2000-2, Class ZE, 7.50%, 2/25/30	24	24,793
Series 2000-49, Class A, 8.00%, 3/18/27	50	50,640
Series 2001-31, Class ZA, 6.00%, 7/25/31	892	901,885
Series 2001-74, Class QE, 6.00%, 12/25/31	267	275,436
Series 2009-48, Class WA, 5.80%, 7/25/39(5)	1,310	1,332,039
Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association: (continued)
Series 2011-38, Class SA, 0.334%, (13.50% - 1 mo. USD LIBOR x 3), 5/25/41(6)	$648	$ 576,377
Interest Only:(3)
Series 424, Class C8, 3.50%, 2/25/48	5,379	962,795
Series 2018-21, Class IO, 3.00%, 4/25/48	4,676	841,683
Series 2018-58, Class BI, 4.00%, 8/25/48	745	143,163
Government National Mortgage Association, Series 2001-35, Class K, 6.45%, 10/26/23	2	1,634
PNMAC GMSR Issuer Trust:
Series 2018-GT1, Class A, 8.87%, (1 mo. USD LIBOR + 3.85%), 2/25/25(1)(4)	9,000	9,005,123
Series 2018-GT2, Class A, 7.67%, (1 mo. USD LIBOR + 2.65%), 8/25/25(1)(4)	8,064	7,961,111
Unison Trust, Series 2021-1, Class A, 4.50%, 4/25/50(1)(5)	22,958	20,831,253
Total Collateralized Mortgage Obligations (identified cost $70,473,223)		$ 55,764,185

Common Stocks — 3.3%
Security	Shares	Value
Argentina — 0.3%
Banco Macro S.A. ADR	64,200	$ 1,135,698
Grupo Financiero Galicia S.A. ADR(7)	95,400	1,099,008
IRSA Inversiones y Representaciones S.A. ADR(7)	69,200	381,984
Loma Negra Cia Industrial Argentina S.A. ADR	145,800	892,296
Telecom Argentina S.A. ADR(7)	174,000	885,660
		$ 4,394,646
Bulgaria — 0.2%
Eurohold Bulgaria AD(7)	5,311,731	$ 3,973,146
		$ 3,973,146
Cyprus — 0.6%
Bank of Cyprus Holdings PLC(7)	3,884,695	$ 10,782,671
Galaxy Cosmos Mezz PLC(7)	23,855	12,040
Sunrisemezz PLC(7)	134,028	30,875
		$ 10,825,586
Georgia — 0.2%
Bank of Georgia Group PLC	40,603	$ 1,510,444
Georgia Capital PLC(7)	130,000	1,315,574
TBC Bank Group PLC	44,224	1,308,258
		$ 4,134,276

19
See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Greece — 0.8%
Alpha Services and Holdings S.A.(7)	644,100	$ 807,466
Eurobank Ergasias Services and Holdings S.A.(7)	1,087,400	1,537,506
Hellenic Telecommunications Organization S.A.	112,400	1,642,353
JUMBO S.A.	71,500	1,647,323
Motor Oil (Hellas) Corinth Refineries S.A.	38,600	919,975
Mytilineos S.A.	50,500	1,465,146
National Bank of Greece S.A.(7)	226,500	1,185,310
OPAP S.A.	79,724	1,359,510
Piraeus Financial Holdings S.A.(7)	938,200	2,219,438
Public Power Corp. S.A.(7)	65,900	568,690
Titan Cement International S.A.(7)	3,203	52,904
		$ 13,405,621
Iceland — 0.2%
Arion Banki HF(1)	1,015,472	$ 1,066,604
Eik Fasteignafelag HF(7)	3,253,209	285,105
Eimskipafelag Islands HF	220,734	930,040
Hagar HF	921,987	455,332
Islandsbanki HF	668,258	610,338
Reginn HF(7)	1,291,872	239,634
Reitir Fasteignafelag HF	875,641	542,836
Siminn HF	1,879,514	160,620
		$ 4,290,509
Indonesia — 0.3%
Bank Central Asia Tbk PT	3,770,000	$ 2,333,068
Bank Mandiri Persero Tbk PT	4,080,000	1,442,279
Bank Negara Indonesia Persero Tbk PT	430,000	277,113
Bank Rakyat Indonesia Persero Tbk PT	5,300,000	1,846,939
		$ 5,899,399
Sri Lanka — 0.0%(8)
Sampath Bank PLC	3,787	$ 569
		$ 569
United Arab Emirates — 0.3%
Al Yah Satellite Communications Co. PJSC (Yahsat)	5,278,406	$ 3,696,899
Dubai Electricity & Water Authority PJSC	983,852	664,972
		$ 4,361,871
United Kingdom — 0.0%(8)
Tesnik Cuatro, Ltd.(9)	409,000	$ 447,814
		$ 447,814
Vietnam — 0.4%
Bank for Foreign Trade of Vietnam JSC(7)	84,651	$ 327,270
Security	Shares	Value
Vietnam (continued)
Binh Minh Plastics JSC	14,820	$ 48,997
Coteccons Construction JSC(7)	36,000	91,068
FPT Corp.	575,901	2,035,574
Hoa Phat Group JSC	475,478	440,507
KIDO Group Corp.	10,295	28,084
Military Commercial Joint Stock Bank(7)	795,584	628,269
Mobile World Investment Corp.	1,082,498	1,862,962
Phu Nhuan Jewelry JSC	348,840	1,148,759
Refrigeration Electrical Engineering Corp.	250,251	758,988
Vietnam Dairy Products JSC	90,281	269,886
Vingroup JSC(7)	78,738	175,126
		$ 7,815,490
Total Common Stocks (identified cost $56,472,377)		$ 59,548,927

Convertible Bonds — 0.3%
Security	Principal Amount (000's omitted)		Value
Costa Rica — 0.2%
Liberty Latin America, Ltd., 2.00%, 7/15/24	USD	3,340	$ 3,094,953
			$ 3,094,953
India — 0.1%
Indiabulls Housing Finance, Ltd., 4.50%, 9/28/26(10)	USD	2,970	$ 2,271,218
			$ 2,271,218
Total Convertible Bonds (identified cost $6,312,153)			$ 5,366,171

Foreign Corporate Bonds — 5.2%
Security	Principal Amount (000's omitted)		Value
Argentina — 0.0%(8)
IRSA Inversiones y Representaciones S.A., 8.75%, 6/22/28(1)	USD	280	$ 276,030
			$ 276,030
Armenia — 0.2%
Ardshinbank CJSC Via Dilijan Finance BV, 6.50%, 1/28/25(10)	USD	3,334	$ 3,258,985
			$ 3,258,985

20
See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Brazil — 0.7%
Coruripe Netherlands BV:
10.00%, 2/10/27(1)	USD	903	$ 668,220
10.00%, 2/10/27(10)	USD	1,989	1,471,860
Guara Norte S.a.r.l., 5.198%, 6/15/34(10)	USD	1,073	914,687
Hidrovias International Finance S.a.r.l., 4.95%, 2/8/31(10)	USD	1,383	1,042,927
MC Brazil Downstream Trading S.a.r.l., 7.25%, 6/30/31(1)	USD	3,630	2,793,295
Natura & Co. Luxembourg Holdings S.a.r.l., 6.00%, 4/19/29(1)	USD	1,328	1,186,897
Natura Cosmeticos S.A., 4.125%, 5/3/28(10)	USD	2,879	2,403,649
Vale S.A., 2.762%(11)(12)	BRL	42,422	2,700,361
			$ 13,181,896
Bulgaria — 0.1%
Bulgarian Energy Holding EAD, 2.45%, 7/22/28(10)	EUR	1,155	$ 1,042,668
			$ 1,042,668
Chile — 0.3%
AES Andes S.A.:
6.35% to 4/7/25, 10/7/79(10)(13)	USD	636	$ 591,349
7.125% to 4/7/24, 3/26/79(10)(13)	USD	928	874,960
Latam Airlines Group S.A., 13.375%, 10/15/27(1)	USD	1,900	1,986,872
VTR Comunicaciones SpA:
4.375%, 4/15/29(10)	USD	2,328	1,202,950
5.125%, 1/15/28(10)	USD	2,324	1,300,266
			$ 5,956,397
China — 0.2%
KWG Group Holdings, Ltd., 7.875%, 8/30/24	USD	1,571	$ 435,403
Shimao Group Holdings, Ltd., 5.60%, 7/15/26(10)(14)	USD	5,100	667,466
Sunac China Holdings, Ltd.:
6.50%, 7/9/23(10)(14)	USD	2,000	404,406
8.35%, 4/19/23(10)(14)	USD	3,270	674,633
Times China Holdings, Ltd.:
5.55%, 6/4/24(10)(14)	USD	3,999	519,937
6.75%, 7/16/23(10)(14)	USD	2,966	407,825
			$ 3,109,670
Colombia — 0.1%
ABRA Global Finance, 11.50%, (6.00% cash and 5.50% PIK), 3/2/28(1)(15)	USD	1,449	$ 1,162,785
			$ 1,162,785
Security	Principal Amount (000's omitted)		Value
Georgia — 0.4%
Georgia Capital JSC, 6.125%, 3/9/24(10)	USD	6,762	$ 6,635,212
			$ 6,635,212
Honduras — 0.0%(8)
Inversiones Atlantida S.A., 7.50%, 5/19/26(10)	USD	487	$ 450,112
			$ 450,112
Iceland — 0.6%
Arion Banki HF, 6.00%, 4/12/24(10)	ISK	1,000,000	$ 7,194,907
Landsbankinn HF, 5.00%, 11/23/23(10)	ISK	560,000	4,056,970
WOW Air HF:
0.00% (9)(11)(14)	EUR	79	0
0.00%, (3 mo. EURIBOR + 9.00%), 9/24/24(9)(14)	EUR	3,600	0
			$ 11,251,877
India — 1.0%
Indian Railway Finance Corp., Ltd., 2.80%, 2/10/31(10)	USD	15,006	$ 12,636,486
JSW Infrastructure, Ltd., 4.95%, 1/21/29(10)	USD	3,677	3,186,115
JSW Steel, Ltd., 5.05%, 4/5/32(10)	USD	1,466	1,182,124
Reliance Communications, Ltd., 6.50%, 11/6/20(10)(14)	USD	1,800	112,500
Vedanta Resources Finance II PLC, 13.875%, 1/21/24(10)	USD	1,481	1,287,225
			$ 18,404,450
Indonesia — 0.1%
Alam Sutera Realty Tbk PT, 6.25%, (6.25% cash or 6.50% PIK), 11/2/25(10)(15)	USD	1,685	$ 1,407,723
			$ 1,407,723
Mexico — 0.3%
Alpha Holding S.A. de CV:
9.00%, 2/10/25(10)(14)	USD	3,890	$ 53,488
10.00%, 12/19/22(10)(14)	USD	1,741	10,708
Braskem Idesa SAPI, 6.99%, 2/20/32(10)	USD	3,000	2,148,750
Grupo Kaltex S.A. de CV, 14.50%, (13.00% cash and 1.50% PIK), 9/30/25(1)(15)	USD	1,124	1,011,600
Total Play Telecomunicaciones S.A. de CV, 7.50%, 11/12/25(10)	USD	2,010	1,406,715
			$ 4,631,261
Moldova — 0.2%
Aragvi Finance International DAC, 8.45%, 4/29/26(10)	USD	5,849	$ 4,035,810
			$ 4,035,810

21
See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Nigeria — 0.3%
IHS Holding, Ltd., 5.625%, 11/29/26(10)	USD	1,740	$ 1,460,417
IHS Netherlands Holdco BV, 8.00%, 9/18/27(10)	USD	970	855,394
SEPLAT Petroleum Development Co. PLC, 7.75%, 4/1/26(10)	USD	3,306	2,652,801
			$ 4,968,612
Paraguay — 0.2%
Frigorifico Concepcion S.A., 7.70%, 7/21/28(1)	USD	4,435	$ 3,177,278
			$ 3,177,278
Saint Lucia — 0.0%(8)
Digicel International Finance, Ltd./Digicel International Holdings, Ltd., 8.75%, 5/25/24(10)	USD	1,120	$ 1,015,347
			$ 1,015,347
South Africa — 0.2%
HTA Group, Ltd., 7.00%, 12/18/25(10)	USD	2,353	$ 2,221,879
Petra Diamonds US Treasury PLC, 10.50% PIK, 3/8/26(10)(15)	USD	1,060	1,012,411
			$ 3,234,290
Turkey — 0.2%
Limak Iskenderun Uluslararasi Liman Isletmeciligi AS, 9.50%, 7/10/36(10)	USD	4,386	$ 3,635,552
			$ 3,635,552
Uzbekistan — 0.1%
International Finance Corp., 16.00%, 2/21/25	UZS	16,000,000	$ 1,434,179
Ipoteka-Bank ATIB, 5.50%, 11/19/25(10)	USD	833	760,154
National Bank of Uzbekistan, 4.85%, 10/21/25(10)	USD	326	302,365
			$ 2,496,698
Total Foreign Corporate Bonds (identified cost $116,789,382)			$ 93,332,653

Loan Participation Notes — 1.9%
Security	Principal Amount (000's omitted)		Value
Uzbekistan — 1.9%
Daryo Finance BV (borrower - Uzbek Industrial and Construction Bank ATB), 18.75%, 6/15/23(9)(10)(16)	UZS	293,470,000	$ 25,683,490
Europe Asia Investment Finance BV (borrower - Joint Stock Commercial Bank “Asaka”), 18.70%, 7/26/23(9)(10)(16)	UZS	82,927,000	7,253,300
Total Loan Participation Notes (identified cost $37,633,693)			$ 32,936,790

Reinsurance Side Cars — 0.7%
Security	Shares	Value
Eden Re II, Ltd.:
Series 2021A, 0.00%, 3/21/25(1)(9)(17)(18)	319,510	$ 164,228
Series 2022A, 0.00%, 3/20/26(1)(9)(17)(18)	220,000	159,016
Series 2022B, 0.00%, 3/20/26(1)(9)(17)(18)	480,000	355,104
Series 2023B, 0.00%, 3/19/27(1)(9)(17)(18)	2,800,000	2,882,040
Mt. Logan Re, Ltd., Series A-1(7)(9)(18)(19)	4,400	3,820,362
Sussex Capital, Ltd.:
Designated Investment Series 16, 12/21(7)(9)(18)(19)	817	295,935
Designated Investment Series 16, 11/22(7)(9)(18)(19)	793	824,455
Series 16, Preference Shares(9)(18)(19)	5,500	4,747,637
Total Reinsurance Side Cars (identified cost $13,719,510)		$ 13,248,777

Senior Floating-Rate Loans — 1.0%(20)
Borrower/Description	Principal Amount (000's omitted)	Value
Argentina — 0.0%(8)
Desa, LLC, Term Loan, 2.50%, 6/30/24(9)(21)	$830	$ 392,940
		$ 392,940
Luxembourg — 0.1%
Zacapa S.a.r.l., Term Loan, 8.898%, (SOFR + 4.00%), 3/22/29	$1,089	$ 1,065,178
		$ 1,065,178

22
See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Mexico — 0.9%
Petroleos Mexicanos, Term Loan, 7.94%, (1 mo. USD LIBOR + 3.00%), 6/28/24	$15,931	$ 15,512,806
		$ 15,512,806
Total Senior Floating-Rate Loans (identified cost $17,459,824)		$ 16,970,924

Sovereign Government Bonds — 52.2%
Security	Principal Amount (000's omitted)		Value
Albania — 0.1%
Albania Government International Bond:
0.00%, 1/18/24	EUR	11,000	$ 106,175
3.50%, 10/9/25(10)	EUR	2,157	2,265,038
3.50%, 6/16/27(10)	EUR	209	210,575
			$ 2,581,788
Argentina — 0.2%
Province of Salta Argentina, 8.50%, 12/1/27(10)(22)	USD	945	$ 737,100
Provincia de Cordoba, 6.875%, 12/10/25(10)(22)	USD	2,355	1,961,594
Republic of Argentina, 1.00%, 7/9/29	USD	2,768	650,393
			$ 3,349,087
Armenia — 0.1%
Republic of Armenia Treasury Bond, 9.75%, 10/29/52	AMD	621,020	$ 1,388,403
			$ 1,388,403
Barbados — 0.7%
Government of Barbados, 6.50%, 10/1/29(10)	USD	14,062	$ 13,119,939
			$ 13,119,939
Benin — 0.9%
Benin Government International Bond:
4.875%, 1/19/32(10)	EUR	6,529	$ 5,393,213
4.95%, 1/22/35(10)	EUR	2,320	1,740,403
6.875%, 1/19/52(10)	EUR	12,795	9,439,863
			$ 16,573,479
Security	Principal Amount (000's omitted)		Value
Bolivia — 0.0%(8)
Bolivian Government International Bond, 5.95%, 8/22/23(10)	USD	1,062	$ 967,406
			$ 967,406
Cyprus — 0.5%
Cyprus Government International Bond:
2.75%, 2/26/34(10)	EUR	812	$ 796,504
4.125%, 4/13/33(10)	EUR	7,242	8,063,226
			$ 8,859,730
Dominican Republic — 3.2%
Dominican Republic:
8.00%, 1/15/27(10)	DOP	96,000	$ 1,543,526
8.00%, 2/12/27(10)	DOP	490,340	7,846,644
12.00%, 8/8/25(1)	DOP	373,380	6,814,836
12.75%, 9/23/29(1)	DOP	368,500	7,486,656
13.00%, 1/30/26(1)	DOP	161,230	3,033,743
13.00%, 6/9/34(10)	DOP	613,300	12,988,932
13.625%, 2/3/33(1)	DOP	496,000	10,782,525
Dominican Republic Central Bank Notes:
8.00%, 3/12/27(10)	DOP	31,580	505,106
12.00%, 10/3/25(1)	DOP	138,420	2,526,241
13.00%, 12/5/25(1)	DOP	216,700	4,092,277
			$ 57,620,486
Ecuador — 0.3%
Republic of Ecuador:
1.50% to 7/31/23, 7/31/40(10)(22)	USD	1,709	$ 410,085
1.50% to 7/31/23, 7/31/40(10)(22)	USD	1,130	271,203
5.50% to 7/31/23, 7/31/30(10)(22)	USD	7,958	4,238,289
			$ 4,919,577
Egypt — 0.4%
Arab Republic of Egypt:
6.375%, 4/11/31(10)	EUR	5,098	$ 2,952,383
7.50%, 2/16/61(10)	USD	1,381	696,176
8.70%, 3/1/49(10)	USD	1,260	674,339
8.75%, 9/30/51(10)	USD	1,560	828,953
Egyptian Financial Co. for Sovereign Taskeek, 10.875%, 2/28/26(1)	USD	1,956	1,617,221
			$ 6,769,072

23
See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
El Salvador — 0.2%
Republic of El Salvador:
5.875%, 1/30/25(10)	USD	862	$ 720,333
6.375%, 1/18/27(10)	USD	3,246	2,047,196
			$ 2,767,529
Ethiopia — 0.5%
Ethiopia Government International Bond, 6.625%, 12/11/24(10)	USD	12,079	$ 8,481,391
			$ 8,481,391
Honduras — 0.6%
Honduras Government International Bond:
5.625%, 6/24/30(10)	USD	8,831	$ 7,011,835
6.25%, 1/19/27(10)	USD	4,103	3,694,593
			$ 10,706,428
Hungary — 0.4%
Hungary Government Bond:
3.00%, 4/25/41	HUF	2,901,700	$ 4,848,999
4.00%, 4/28/51	HUF	1,143,090	2,024,497
			$ 6,873,496
Iceland — 1.1%
Republic of Iceland:
1.50%, 5/15/23	ISK	365,753	$ 2,687,356
2.50%, 4/15/24	ISK	168,247	1,170,642
6.50%, 1/24/31	ISK	1,418,285	10,377,201
8.00%, 6/12/25	ISK	816,758	5,939,019
			$ 20,174,218
India — 2.3%
Export-Import Bank of India, 5.50%, 1/18/33(1)	USD	4,490	$ 4,576,514
India Government Bond, 7.10%, 4/18/29	INR	2,963,600	36,278,121
			$ 40,854,635
Indonesia — 3.2%
Indonesia Government Bond:
6.125%, 5/15/28	IDR	550,220,000	$ 37,302,816
7.125%, 6/15/42	IDR	47,560,000	3,308,159
7.125%, 6/15/43	IDR	218,057,000	15,202,378
7.375%, 5/15/48	IDR	17,072,000	1,208,190
			$ 57,021,543
Security	Principal Amount (000's omitted)		Value
Iraq — 1.0%
Republic of Iraq, 5.80%, 1/15/28(10)	USD	18,588	$ 17,404,406
			$ 17,404,406
Jordan — 0.7%
Kingdom of Jordan:
7.375%, 10/10/47(10)	USD	6,567	$ 5,565,270
7.50%, 1/13/29(10)	USD	6,680	6,745,597
			$ 12,310,867
Kenya — 0.5%
Government of Kenya:
6.30%, 1/23/34(10)	USD	916	$ 602,784
7.00%, 5/22/27(10)	USD	1,998	1,614,476
7.25%, 2/28/28(10)	USD	1,575	1,218,214
8.00%, 5/22/32(10)	USD	7,341	5,535,312
			$ 8,970,786
Lebanon — 0.3%
Lebanese Republic:
5.80%, 4/14/20(10)(14)	USD	337	$ 20,894
6.00%, 1/27/23(10)(14)	USD	1,505	90,300
6.10%, 10/4/22(10)(14)	USD	5,758	356,996
6.15%, 6/19/20(14)	USD	448	27,776
6.20%, 2/26/25(10)(14)	USD	450	27,672
6.25%, 5/27/22(14)	USD	750	46,219
6.25%, 11/4/24(10)(14)	USD	7,663	471,275
6.25%, 6/12/25(10)(14)	USD	2,947	183,186
6.375%, 3/9/20(14)	USD	6,588	408,456
6.40%, 5/26/23(14)	USD	7,625	482,815
6.65%, 4/22/24(10)(14)	USD	7,602	467,523
6.65%, 11/3/28(10)(14)	USD	3,522	214,912
6.65%, 2/26/30(10)(14)	USD	453	28,190
6.75%, 11/29/27(10)(14)	USD	194	11,722
6.85%, 5/25/29(14)	USD	8,628	535,971
7.00%, 12/3/24(14)	USD	3,446	219,510
7.00%, 3/20/28(10)(14)	USD	5,356	329,603
7.05%, 11/2/35(10)(14)	USD	1,463	89,272
7.15%, 11/20/31(10)(14)	USD	4,621	283,868
8.20%, 5/17/33(14)	USD	1,595	97,534
8.25%, 4/12/21(10)(14)	USD	3,382	219,830
8.25%, 5/17/34(14)	USD	1,326	79,520
			$ 4,693,044

24
See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Mexico — 4.2%
Mexican Udibonos, 4.00%, 11/30/28	MXN	1,371,644	$ 74,343,349
			$ 74,343,349
Mozambique — 0.3%
Mozambique Government International Bond, 5.00% to 9/15/23, 9/15/31(10)(22)	USD	6,827	$ 4,802,112
			$ 4,802,112
New Zealand — 1.3%
New Zealand Government Bond, 3.00%, 9/20/30(10)(23)	NZD	33,921	$ 23,028,402
			$ 23,028,402
North Macedonia — 1.5%
North Macedonia Government International Bond:
1.625%, 3/10/28(10)	EUR	9,553	$ 8,421,374
2.75%, 1/18/25(10)	EUR	2,570	2,679,444
3.675%, 6/3/26(10)	EUR	4,477	4,576,291
6.96%, 3/13/27(10)	EUR	9,573	10,719,062
			$ 26,396,171
Pakistan — 0.1%
Pakistan Government International Bond:
8.25%, 4/15/24(10)	USD	3,324	$ 1,688,825
8.25%, 9/30/25(10)	USD	1,190	493,421
			$ 2,182,246
Peru — 1.5%
Peru Government Bond:
5.35%, 8/12/40	PEN	17,353	$ 3,694,485
5.40%, 8/12/34	PEN	6,979	1,589,219
6.15%, 8/12/32	PEN	79,993	19,765,352
6.95%, 8/12/31	PEN	3,691	971,344
			$ 26,020,400
Philippines — 1.0%
Republic of the Philippines, 6.25%, 1/14/36	PHP	1,024,000	$ 18,113,570
			$ 18,113,570
Romania — 2.6%
Romania Government Bond, 4.25%, 4/28/36	RON	57,700	$ 9,541,261
Romania Government International Bond:
1.75%, 7/13/30(10)	EUR	858	708,102
2.124%, 7/16/31(10)	EUR	678	554,950
2.125%, 3/7/28(10)	EUR	4,146	3,933,187
Security	Principal Amount (000's omitted)		Value
Romania (continued)
Romania Government International Bond: (continued)
2.625%, 12/2/40(10)	EUR	894	$ 580,230
2.75%, 4/14/41(10)	EUR	1,699	1,111,322
3.375%, 1/28/50(10)	EUR	5,202	3,462,008
4.625%, 4/3/49(10)	EUR	9,940	8,203,386
5.00%, 9/27/26(10)	EUR	8,524	9,447,546
6.625%, 9/27/29(10)	EUR	8,340	9,468,164
			$ 47,010,156
Serbia — 4.3%
Republic of Serbia:
1.00%, 9/23/28(10)	EUR	9,388	$ 8,004,859
1.50%, 6/26/29(10)	EUR	10,232	8,692,143
1.65%, 3/3/33(10)	EUR	368	267,472
Serbia Treasury Bond:
4.50%, 8/20/32	RSD	1,539,040	12,459,783
5.875%, 2/8/28	RSD	4,951,760	47,186,282
			$ 76,610,539
South Africa — 7.2%
Republic of South Africa:
8.00%, 1/31/30	ZAR	884,300	$ 43,319,460
10.50%, 12/21/26	ZAR	824,456	47,363,909
10.50%, 12/21/26	ZAR	640,925	36,820,290
			$127,503,659
South Korea — 1.3%
Korea Treasury Bond, 1.875%, 12/10/24	KRW	31,500,000	$ 22,993,666
			$ 22,993,666
Sri Lanka — 1.2%
Sri Lanka Government International Bond:
5.75%, 4/18/23(10)(14)	USD	7,202	$ 2,442,624
6.20%, 5/11/27(10)(14)	USD	5,303	1,791,950
6.35%, 6/28/24(10)(14)	USD	3,160	1,074,318
6.75%, 4/18/28(10)(14)	USD	10,946	3,700,542
6.825%, 7/18/26(10)(14)	USD	13,209	4,733,114
6.85%, 3/14/24(10)(14)	USD	6,343	2,157,693
6.85%, 11/3/25(10)(14)	USD	5,492	1,965,143
7.55%, 3/28/30(10)(14)	USD	5,992	2,024,875
7.85%, 3/14/29(10)(14)	USD	4,400	1,487,271
			$ 21,377,530

25
See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Suriname — 1.8%
Republic of Suriname:
9.25%, 10/26/26(10)(14)	USD	44,764	$ 32,140,552
12.875%, 12/30/23(10)(14)	USD	406	301,653
			$ 32,442,205
Ukraine — 2.2%
Ukraine Government Bond:
10.00%, 8/23/23	UAH	39,841	$ 883,592
10.95%, 11/1/23	UAH	51,923	1,082,591
11.67%, 11/22/23	UAH	822,303	16,926,556
15.84%, 2/26/25	UAH	781,614	14,428,200
16.00%, 5/24/23	UAH	106,523	2,645,392
Ukraine Government International Bond, 0.00%, GDP-Linked, 8/1/41(10)(24)	USD	9,576	2,491,167
			$ 38,457,498
United Arab Emirates — 0.7%
Finance Department Government of Sharjah, 4.00%, 7/28/50(10)	USD	19,846	$ 12,969,004
			$ 12,969,004
Uruguay — 0.8%
Uruguay Government Bond, 3.875%, 7/2/40(23)	UYU	431,433	$ 11,828,166
Uruguay Monetary Regulation Bill, 0.00%, 7/3/24	UYU	88,660	2,021,019
			$ 13,849,185
Uzbekistan — 0.1%
Republic of Uzbekistan:
14.00%, 7/19/24(10)	UZS	2,500,000	$ 215,880
14.50%, 11/25/23(10)	UZS	16,470,000	1,449,190
			$ 1,665,070
Vietnam — 2.0%
Vietnam Government International Bond, 4.80%, 11/19/24(10)	USD	37,214	$ 36,482,935
			$ 36,482,935
Zambia — 0.9%
Zambia Government Bond, 11.00%, 1/25/26	ZMW	115,980	$ 5,167,054
Zambia Government International Bond:
5.375%, 9/20/22(10)(14)	USD	13,056	5,725,957
8.50%, 4/14/24(10)(14)	USD	7,269	3,462,952
Security	Principal Amount (000's omitted)		Value
Zambia (continued)
Zambia Government International Bond: (continued)
8.97%, 7/30/27(10)(14)	USD	3,137	$ 1,469,998
			$ 15,825,961
Total Sovereign Government Bonds (identified cost $1,042,054,071)			$928,480,968

Sovereign Loans — 4.0%
Borrower/Description	Principal Amount (000's omitted)		Value
Ivory Coast — 0.2%
Republic of Ivory Coast, Term Loan, 8.555%, (6 mo. EURIBOR + 5.75%), 1/6/28(4)	EUR	2,665	$ 3,104,154
			$ 3,104,154
Kenya — 0.4%
Government of Kenya:
Term Loan, 11.176%, (3 mo. USD LIBOR + 6.45%), 6/29/25(4)	USD	6,038	$ 5,652,507
Term Loan, 12.173%, (6 mo. USD LIBOR + 6.70%), 10/24/24(4)	USD	871	811,270
			$ 6,463,777
Nigeria — 0.3%
Bank of Industry Limited, Term Loan, 11.138%, (3 mo. USD LIBOR + 6.00%), 12/11/23(4)(25)	USD	5,728	$ 5,727,039
			$ 5,727,039
Tanzania — 3.1%
Government of the United Republic of Tanzania, Term Loan, 11.434%, (6 mo. USD LIBOR + 6.30%), 4/28/31(4)	USD	58,755	$ 55,710,140
			$ 55,710,140
Total Sovereign Loans (identified cost $74,503,374)			$ 71,005,110

U.S. Government Agency Mortgage-Backed Securities — 2.0%
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
3.609%, (COF + 1.25%), with maturity at 2035(26)	$337	$ 329,537

26
See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.: (continued)
4.185%, (COF + 1.25%), with maturity at 2029(26)	$6	$ 5,430
4.231%, (1 yr. CMT + 2.31%), with maturity at 2036(26)	525	535,326
4.50%, with maturity at 2035	114	113,568
4.519%, (COF + 1.25%), with maturity at 2030(26)	113	111,334
6.00%, with various maturities to 2035	2,793	2,906,081
6.50%, with various maturities to 2032	2,983	3,132,609
6.60%, with maturity at 2030	303	314,471
7.00%, with various maturities to 2036	3,667	3,847,095
7.31%, with maturity at 2026	0 (2)	238
7.50%, with various maturities to 2035	1,285	1,349,795
7.50%, with maturity at 2024	0 (2)	51
8.00%, with various maturities to 2030	240	242,516
8.50%, with maturity at 2025	2	2,403
9.00%, with various maturities to 2027	12	12,473
9.50%, with maturity at 2027	6	6,121
Federal National Mortgage Association:
3.566%, (COF + 1.30%), with maturity at 2024(26)	61	60,636
3.569%, (COF + 1.30%), with maturity at 2033(26)	376	363,719
3.777%, (COF + 1.25%), with maturity at 2034(26)	95	91,835
3.81%, (COF + 1.40%), with maturity at 2025(26)	64	63,545
3.86%, (COF + 1.35%), with maturity at 2027(26)	23	22,620
3.866%, (COF + 1.25%), with maturity at 2035(26)	291	286,864
4.01%, (COF + 1.60%), with maturity at 2024(26)	26	26,225
4.319%, (1 yr. CMT + 2.15%), with maturity at 2028(26)	54	54,279
4.862%, (COF + 1.79%), with maturity at 2035(26)	793	772,936
6.00%, with various maturities to 2035	9,217	9,614,701
6.333%, (COF + 2.00%), with maturity at 2032(26)	177	182,270
6.50%, with various maturities to 2038	3,296	3,426,437
7.00%, with various maturities to 2035	5,590	5,892,676
7.50%, with various maturities to 2027	5	4,688
7.725%, (1 yr. CMT + 2.23%), with maturity at 2025(26)	3	3,004
8.00%, with maturity at 2026	0 (2)	151
8.50%, with various maturities to 2037	700	749,509
8.50%, with maturity at 2026	0 (2)	309
9.00%, with various maturities to 2032	53	54,909
9.50%, with various maturities to 2031	13	13,038
11.50%, with maturity at 2031	67	74,850
Government National Mortgage Association:
3.00%, (1 yr. CMT + 1.50%), with maturity at 2024(26)	28	27,593
6.50%, with various maturities to 2032	138	144,071
7.00%, with various maturities to 2031	236	244,151
7.50%, with various maturities to 2028	22	22,494
8.00%, with maturity at 2023	0 (2)	301
Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association: (continued)
9.00%, with maturity at 2025	$1	$ 776
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $37,606,541)		$ 35,107,635

U.S. Government Guaranteed Small Business Administration Loans (27)(28)— 0.6%
Security	Principal Amount (000's omitted)	Value
1.66%, 8/15/42 to 4/15/43	$6,736	$ 367,080
1.91%, 9/15/42 to 2/15/43	6,873	431,563
1.93%, 5/15/42	1,193	77,228
2.16%, 2/15/42 to 4/15/43	8,662	638,195
2.24%, 10/4/23 to 8/25/42(29)	7,485	642,379
2.33%, 12/28/26 to 8/17/42(29)	18,464	1,211,696
2.36%, 9/15/42	1,844	142,592
2.39%, 7/15/39	922	61,278
2.41%, 7/15/42 to 4/15/43	15,679	1,321,014
2.46%, 1/15/43	1,406	144,940
2.66%, 4/15/43	4,310	412,879
2.71%, 8/15/27 to 9/15/42	2,491	200,804
2.91%, 10/15/42 to 4/15/43	8,652	915,340
2.93%, 4/15/42	893	102,947
2.96%, 7/15/27 to 12/15/42	4,746	394,124
3.16%, 9/15/42 to 4/15/43	4,046	510,062
3.21%, 6/15/27 to 3/15/43	3,603	334,372
3.41%, 3/15/43 to 4/15/43	5,533	646,276
3.46%, 3/15/27 to 9/15/42	4,028	428,978
3.66%, 1/15/43 to 6/15/43	6,055	854,572
3.71%, 3/15/28 to 10/15/42	7,522	723,013
3.78%, 5/15/27 to 6/15/42	974	95,956
Total U.S. Government Guaranteed Small Business Administration Loans (identified cost $18,213,400)		$ 10,657,288

U.S. Treasury Obligations — 6.2%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Inflation-Protected Bond:
0.125%, 2/15/52(30)	$23,339	$ 15,953,930
0.625%, 7/15/32(23)	12,220	11,610,548

27
See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Inflation-Protected Note, 1.625%, 10/15/27(31)	$82,043	$ 83,397,269
Total U.S. Treasury Obligations (identified cost $111,359,325)		$110,961,747

Warrants — 0.0%(8)
Security	Shares	Value
IRSA Inversiones y Representaciones S.A., Exp. 3/5/26(7)	201,760	$ 62,667
Total Warrants (identified cost $0)		$ 62,667

Miscellaneous — 0.0%
Security	Shares	Value
Financial Intermediaries — 0.0%
Alpha Holding S.A., Escrow Certificates(7)(9)	3,698,000	$ 0
Alpha Holding S.A., Escrow Certificates(7)(9)	7,780,000	0
Total Miscellaneous (identified cost $0)		$ 0

Short-Term Investments — 15.5%
Affiliated Fund — 3.4%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.78%(32)	60,484,763	$ 60,484,763
Total Affiliated Fund (identified cost $60,484,763)		$ 60,484,763

Repurchase Agreements — 4.7%
Description	Principal Amount (000's omitted)		Value
Bank of America:
Dated 3/24/23 with an interest rate of 4.25%, collateralized by USD 3,176,000 Republic of Colombia, 6.125%, due 1/18/41 and a market value, including accrued interest, of $2,580,649(33)	USD	2,513	$ 2,513,010
Dated 3/29/23 with an interest rate of 4.30%, collateralized by USD 3,174,000 Republic of Colombia, 5.20%, due 5/15/49 and a market value, including accrued interest, of $2,222,767(33)	USD	2,222	2,221,800
Description	Principal Amount (000's omitted)		Value
Bank of America: (continued)
Dated 4/14/23 with an interest rate of 4.50%, collateralized by USD 3,600,000 Republic of Colombia, 5.20%, due 5/15/49 and a market value, including accrued interest, of $2,521,096(33)	USD	2,535	$ 2,535,464
Barclays Bank PLC:
Dated 3/1/23 with an interest rate of 2.10%, collateralized by EUR 4,000,000 Republic of Poland, 1.00%, due 3/7/29 and a market value, including accrued interest, of $4,203,662(33)	EUR	3,560	3,922,766
Dated 3/7/23 with an interest rate of 1.60%, collateralized by EUR 2,000,000 Republic of Poland, 2.75%, due 5/25/32 and a market value, including accrued interest, of $2,265,530(33)	EUR	1,895	2,088,101
Dated 3/7/23 with an interest rate of 1.65%, collateralized by EUR 2,000,000 Republic of Poland, 1.50%, due 1/19/26 and a market value, including accrued interest, of $1,913,684(33)	EUR	1,980	2,181,763
Dated 3/7/23 with an interest rate of 1.75%, collateralized by EUR 1,200,000 Republic of Poland, 1.00%, due 3/7/29 and a market value, including accrued interest, of $1,261,098(33)	EUR	1,056	1,163,607
Dated 3/24/23 with an interest rate of 3.75%, collateralized by USD 500,000 Tengizchevroil Finance Co. International Ltd., 4.00%, due 8/15/26 and a market value, including accrued interest, of $450,617(33)	USD	468	467,500
Dated 4/4/23 with an interest rate of 1.70%, collateralized by EUR 2,000,000 Republic of Poland, 1.375%, due 10/22/27 and a market value, including accrued interest, of $2,218,900(33)	EUR	1,895	2,088,101
Dated 4/10/23 with an interest rate of 1.75%, collateralized by EUR 4,000,000 Republic of Poland, 1.125%, due 8/7/26 and a market value, including accrued interest, of $4,534,729(33)	EUR	3,910	4,308,431
Dated 4/10/23 with an interest rate of 4.50%, collateralized by USD 3,500,000 Uruguay Government International Bond, 4.375%, due 1/23/31 and a market value, including accrued interest, of $3,540,481(33)	USD	3,736	3,736,250
JPMorgan Chase Bank, N.A.:
Dated 4/4/23 with an interest rate of 4.45%, collateralized by USD 3,176,000 Republic of Colombia, 5.20%, due 5/15/49 and a market value, including accrued interest, of $2,224,167(33)	USD	2,314	2,314,422
Dated 4/4/23 with an interest rate of 4.50%, collateralized by USD 3,187,000 Republic of Colombia, 5.20%, due 5/15/49 and a market value, including accrued interest, of $2,231,871(33)	USD	2,322	2,322,438
Nomura International PLC:
Dated 3/23/23 with an interest rate of 2.90%, collateralized by EUR 1,956,000 Republic of Poland, 1.00%, due 3/7/29 and a market value, including accrued interest, of $1,865,496(33)	USD	1,910	1,909,805

28
See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Description	Principal Amount (000's omitted)		Value
Nomura International PLC: (continued)
Dated 3/23/23 with an interest rate of 3.90%, collateralized by EUR 790,000 Republic of Poland, 1.125%, due 8/7/26 and a market value, including accrued interest, of $812,786(33)	USD	838	$ 837,844
Dated 3/23/23 with an interest rate of 4.25%, collateralized by USD 1,500,000 Republic of Angola, 8.75%, due 4/14/32 and a market value, including accrued interest, of $1,253,238(33)	USD	1,362	1,361,570
Dated 3/23/23 with an interest rate of 4.25%, collateralized by USD 13,574,000 Uruguay Government International Bond, 4.375%, due 1/23/31 and a market value, including accrued interest, of $13,730,996(33)	USD	14,083	14,083,025
Dated 3/23/23 with an interest rate of 4.50%, collateralized by USD 4,400,000 Uruguay Government International Bond, 4.375%, due 1/23/31 and a market value, including accrued interest, of $4,450,890(33)	USD	4,639	4,638,587
Dated 3/23/23 with an interest rate of 4.55%, collateralized by USD 4,776,000 Uruguay Government International Bond, 4.375%, due 1/23/31 and a market value, including accrued interest, of $4,883,993(33)	USD	4,987	4,987,023
Dated 4/3/23 with an interest rate of 4.25%, collateralized by USD 1,500,000 Republic of Angola, 8.00%, due 11/26/29 and a market value, including accrued interest, of $1,319,452(33)	USD	1,435	1,434,667
Dated 4/3/23 with an interest rate of 4.40%, collateralized by USD 3,176,000 Republic of Colombia, 5.20%, due 5/15/49 and a market value, including accrued interest, of $2,224,167(33)	USD	2,426	2,426,400
Dated 4/11/23 with an interest rate of 4.55%, collateralized by USD 3,175,000 Republic of Colombia, 5.00%, due 6/15/45 and a market value, including accrued interest, of $2,203,796(33)	USD	2,395	2,395,061
Dated 4/11/23 with an interest rate of 4.55%, collateralized by USD 3,174,000 Republic of Colombia, 5.625%, due 2/26/44 and a market value, including accrued interest, of $2,356,714(33)	USD	2,556	2,555,625
Dated 4/20/23 with an interest rate of 4.22%, collateralized by USD 1,525,000 Republic of Angola, 8.75%, due 4/14/32 and a market value, including accrued interest, of $1,274,125(33)	USD	1,311	1,310,866
Dated 4/23/23 with an interest rate of 4.15%, collateralized by USD 1,763,000 Republic of Angola, 8.00%, due 11/26/29 and a market value, including accrued interest, of $1,550,796(33)	USD	1,581	1,580,646
Dated 4/23/23 with an interest rate of 4.15%, collateralized by USD 1,469,000 Republic of Angola, 8.75%, due 4/14/32 and a market value, including accrued interest, of $1,227,338(33)	USD	1,333	1,333,431
Description	Principal Amount (000's omitted)		Value
Nomura International PLC: (continued)
Dated 4/26/23 with an interest rate of 4.20%, collateralized by USD 11,138,000 Republic of Angola, 8.25%, due 5/9/28 and a market value, including accrued interest, of $10,139,608(33)	USD	10,546	$ 10,546,461
Total Repurchase Agreements (identified cost $82,834,710)			$ 83,264,664

Sovereign Government Securities — 0.2%
Security	Principal Amount (000's omitted)		Value
Sri Lanka — 0.2%
Sri Lanka Treasury Bill, 0.00%, 7/7/23	LKR	810,000	$ 2,413,699
Total Sovereign Government Securities (identified cost $2,421,366)			$ 2,413,699

U.S. Treasury Obligations — 7.2%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills:
0.00%, 5/2/23	$10,360	$ 10,358,806
0.00%, 5/9/23	100,000	99,908,556
0.00%, 5/16/23	2,625	2,620,393
0.00%, 5/30/23(31)	15,700	15,648,052
Total U.S. Treasury Obligations (identified cost $128,546,091)		$128,535,807
Total Short-Term Investments (identified cost $274,286,930)		$274,698,933

Total Purchased Options and Swaptions — 0.1% (identified cost $1,961,415)	$ 2,170,750
Total Investments — 96.3% (identified cost $1,882,444,302)	$1,713,773,681
Total Written Options — (0.0)%(8) (premiums received $214,147)	$ (149,324)

29
See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Securities Sold Short — (4.5)%
Common Stocks — (0.2)%
Security	Shares	Value
New Zealand — (0.2)%
a2 Milk Co., Ltd. (The)(7)	(88,400)	$ (322,870)
Auckland International Airport, Ltd.(7)	(114,900)	(629,118)
Contact Energy, Ltd.	(74,900)	(363,268)
EBOS Group, Ltd.	(6,305)	(173,028)
Fisher & Paykel Healthcare Corp., Ltd., Class C	(45,400)	(778,742)
Fletcher Building, Ltd.	(74,800)	(208,566)
Infratil, Ltd.	(69,500)	(410,967)
Mainfreight, Ltd.	(8,100)	(359,745)
Meridian Energy, Ltd.	(115,400)	(390,824)
Ryman Healthcare, Ltd.	(46,097)	(151,432)
Spark New Zealand, Ltd.	(178,200)	(577,395)
Total Common Stocks (proceeds $4,565,285)		$ (4,365,955)
Sovereign Government Bonds — (4.3)%
Security	Principal Amount (000's omitted)		Value
Angola — (0.9)%
Republic of Angola:
8.00%, 11/26/29(10)	USD	(3,263)	$ (2,757,855)
8.25%, 5/9/28(10)	USD	(11,138)	(9,792,474)
8.75%, 4/14/32(10)	USD	(4,494)	(3,736,132)
			$(16,286,461)
Colombia — (1.0)%
Republic of Colombia:
5.00%, 6/15/45	USD	(3,175)	$ (2,143,824)
5.20%, 5/15/49	USD	(15,202)	(10,281,520)
5.625%, 2/26/44	USD	(3,174)	(2,324,477)
6.125%, 1/18/41	USD	(3,176)	(2,524,992)
			$(17,274,813)
Poland — (0.9)%
Republic of Poland:
1.00%, 3/7/29(10)	EUR	(7,156)	$ (6,814,108)
1.125%, 8/7/26(10)	EUR	(4,790)	(4,888,738)
1.375%, 10/22/27(10)	EUR	(2,000)	(1,999,312)
Security	Principal Amount (000's omitted)		Value
Poland (continued)
Republic of Poland: (continued)
2.75%, 5/25/32(10)	EUR	(2,000)	$ (2,004,637)
			$(15,706,795)
Uruguay — (1.5)%
Uruguay Government International Bond, 4.375%, 1/23/31	USD	(26,250)	$ (26,530,922)
			$(26,530,922)
Total Sovereign Government Bonds (proceeds $74,686,427)			$(75,798,991)
Total Securities Sold Short (proceeds $79,251,712)			$(80,164,946)

Other Assets, Less Liabilities — 8.2%	$ 146,631,478
Net Assets — 100.0%	$1,780,090,889
The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2023, the aggregate value of these securities is $110,071,061 or 6.2% of the Portfolio's net assets.
(2)	Principal amount is less than $500.
(3)	Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.
(4)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2023.
(5)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at April 30, 2023.
(6)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at April 30, 2023.
(7)	Non-income producing security.
(8)	Amount is less than 0.05% or (0.05)%, as applicable.
(9)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 10).

30
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Global Macro Portfolio
April 30, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

(10)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At April 30, 2023, the aggregate value of these securities is $449,730,750 or 25.3% of the Portfolio's net assets.
(11)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(12)	Variable rate security whose coupon rate is linked to the issuer’s mining activity revenue. The coupon rate shown represents the rate in effect at April 30, 2023.
(13)	Security converts to variable rate after the indicated fixed-rate coupon period.
(14)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(15)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(16)	Limited recourse note whose payments by the issuer are limited to amounts received by the issuer from the borrower pursuant to a loan agreement with the borrower.
(17)	Quantity held represents principal in USD.
(18)	Security is subject to risk of loss depending on the occurrence, frequency and severity of the loss events that are covered by underlying reinsurance contracts and that may occur during a specified risk period.
(19)	Restricted security (see Note 5).
(20)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) or the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(21)	Fixed-rate loan.
(22)	Step coupon security. Interest rate represents the rate in effect at April 30, 2023.
(23)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.
(24)	Amounts payable in respect of the security are contingent upon and determined by reference to Ukraine’s GDP and Real GDP Growth Rate. Principal amount represents the notional amount used to calculate payments due to the security holder and does not represent an entitlement for payment.
(25)	Loan is subject to scheduled mandatory prepayments. Maturity date shown reflects the final maturity date.
(26)	Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at April 30, 2023.
(27)	Interest only security that entitles the holder to receive only a portion of the interest payments on the underlying loans. Principal amount shown is the notional amount of the underlying loans on which coupon interest is calculated.
(28)	Securities comprise a trust that is wholly-owned by the Portfolio and may only be sold on a pro-rata basis with all securities in the trust.
(29)	The stated interest rate represents the weighted average fixed interest rate at April 30, 2023 of all interest only securities comprising the certificate.
(30)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.
(31)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.
(32)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of April 30, 2023.
(33)	Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.

31
See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Purchased Currency Options (OTC) — 0.1%
Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Call BRL vs. Put USD (Digital Option)	Goldman Sachs International	USD	2,350,000	BRL	4.80	6/6/23	$ 372,113
Call BRL vs. Put USD (Digital Option)	Citibank, N.A.	USD	1,640,000	BRL	4.80	9/6/23	378,091
Call MXN vs. Put USD (Digital Option)	JPMorgan Chase Bank, N.A.	USD	330,000	MXN	17.50	7/7/23	57,981
Call USD vs. Put CNH	Barclays Bank PLC	USD	13,900,000	CNH	7.00	1/18/24	132,439
Call USD vs. Put CNH	Goldman Sachs International	USD	24,200,000	CNH	7.00	1/18/24	230,578
Call USD vs. Put CNH	Deutsche Bank AG	USD	18,330,000	CNH	7.00	2/16/24	184,748
Total							$1,355,950
Purchased Credit Default Swaptions (OTC) — 0.0%(1)
Description	Counterparty	Notional Amount		Expiration Date	Value
Call - Markit CDX North America High Yield 5-Year Index (CDX.NA.HY.40.V1) - expiring 9/20/28 buy protection at 96 basis point spread	JPMorgan Chase Bank, N.A.	USD	56,000,000	9/20/23	$ 814,800
Total					$814,800
(1)	Amount is less than 0.05%.
Written Currency Options (OTC) — (0.0)%(1)
Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Call USD vs. Put CNH	Barclays Bank PLC	USD	13,900,000	CNH	7.50	1/18/24	$ (35,111)
Call USD vs. Put CNH	Goldman Sachs International	USD	24,200,000	CNH	7.50	1/18/24	(61,129)
Call USD vs. Put CNH	Deutsche Bank AG	USD	18,330,000	CNH	7.50	2/16/24	(53,084)
Total							$(149,324)
(1)	Amount is less than (0.05)%.
Forward Foreign Currency Exchange Contracts (Centrally Cleared)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	4,617,285	PHP	254,784,095	5/24/23	$ 15,607
USD	3,696,958	PHP	204,000,000	5/24/23	12,496
USD	8,620,970	PHP	477,000,000	5/24/23	5,832
USD	6,922,079	PHP	383,000,000	5/24/23	4,682
USD	8,601,342	PHP	476,000,000	5/24/23	4,265
USD	6,920,828	PHP	383,000,000	5/24/23	3,432
BRL	29,774,600	USD	5,657,172	6/9/23	268,543
COP	103,000,000	USD	22,428	6/21/23	(745)
32
See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
COP	182,000,000	USD	39,630	6/21/23	$ (1,317)
COP	412,000,000	USD	89,713	6/21/23	(2,981)
COP	1,000,000,000	USD	218,196	6/21/23	(7,682)
COP	3,275,000,000	USD	714,591	6/21/23	(25,157)
COP	4,808,227,051	USD	1,049,135	6/21/23	(36,935)
COP	13,181,000,000	USD	2,876,039	6/21/23	(101,251)
EUR	5,775,000	USD	6,210,383	6/21/23	170,894
EUR	4,409,299	USD	4,741,720	6/21/23	130,480
EUR	3,100,000	USD	3,333,712	6/21/23	91,735
EUR	2,191,939	USD	2,357,191	6/21/23	64,864
EUR	1,941,857	USD	2,088,255	6/21/23	57,463
EUR	943,095	USD	1,034,764	6/21/23	7,340
EUR	64,827	USD	69,209	6/21/23	2,424
KRW	1,696,160,473	USD	1,283,366	6/21/23	(11,930)
KRW	2,847,000,000	USD	2,208,757	6/21/23	(74,656)
KRW	3,959,000,000	USD	3,048,222	6/21/23	(80,570)
KRW	3,956,000,000	USD	3,047,766	6/21/23	(82,363)
KRW	4,397,180,000	USD	3,402,758	6/21/23	(106,648)
USD	351,337	COP	1,696,227,051	6/21/23	(5,743)
USD	418,771	COP	2,021,793,074	6/21/23	(6,845)
USD	885,255	COP	4,294,000,000	6/21/23	(18,693)
USD	1,055,338	COP	5,119,000,000	6/21/23	(22,285)
USD	2,015,361	COP	9,730,000,000	6/21/23	(32,943)
USD	5,080,011	COP	24,641,000,000	6/21/23	(107,269)
USD	237,423	EUR	220,778	6/21/23	(6,533)
USD	578,661	EUR	538,093	6/21/23	(15,923)
USD	821,250	EUR	763,676	6/21/23	(22,599)
USD	1,666,856	EUR	1,550,000	6/21/23	(45,868)
USD	8,668,010	EUR	7,900,119	6/21/23	(61,486)
USD	2,357,191	EUR	2,191,939	6/21/23	(64,864)
USD	9,778,323	EUR	8,912,070	6/21/23	(69,362)
USD	2,562,192	EUR	2,400,000	6/21/23	(89,767)
USD	3,817,262	EUR	3,549,651	6/21/23	(105,041)
USD	4,741,720	EUR	4,409,299	6/21/23	(130,480)
USD	4,866,766	EUR	4,525,578	6/21/23	(133,921)
USD	6,305,914	EUR	5,863,834	6/21/23	(173,522)
USD	7,298,412	EUR	6,786,752	6/21/23	(200,833)
USD	8,391,990	EUR	7,803,664	6/21/23	(230,926)
USD	9,750,144	EUR	9,060,917	6/21/23	(262,014)
USD	9,850,624	EUR	9,160,039	6/21/23	(271,064)
USD	11,829,300	EUR	11,000,000	6/21/23	(325,512)
USD	14,775,389	EUR	13,739,551	6/21/23	(406,580)
USD	18,386,175	EUR	17,097,201	6/21/23	(505,940)
USD	25,143,693	EUR	23,380,979	6/21/23	(691,889)
33
See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	36,257,561	EUR	33,715,702	6/21/23	$ (997,714)
USD	39,421,337	EUR	36,657,680	6/21/23	(1,084,773)
USD	54,988,439	EUR	51,133,440	6/21/23	(1,513,139)
USD	1,454,983	INR	119,700,000	6/21/23	(5,893)
USD	125,751	PEN	481,000	6/21/23	(3,626)
USD	416,847	PEN	1,593,000	6/21/23	(11,631)
USD	1,148,779	PEN	4,351,000	6/21/23	(21,532)
USD	2,479,683	PEN	9,398,000	6/21/23	(48,146)
USD	3,092,685	PEN	11,777,562	6/21/23	(75,188)
USD	5,460,189	PEN	20,847,000	6/21/23	(147,138)
USD	5,912,281	PEN	22,579,000	6/21/23	(160,911)
USD	6,836,290	PEN	26,049,000	6/21/23	(170,246)
IDR	103,833,000,000	USD	6,722,758	6/23/23	350,326
USD	6,732,915	IDR	103,833,000,000	6/23/23	(340,169)
IDR	51,304,500,000	USD	3,283,789	7/11/23	210,118
IDR	40,203,200,000	USD	2,563,244	7/11/23	174,649
IDR	32,162,000,000	USD	2,051,815	7/11/23	138,461
IDR	32,162,300,000	USD	2,054,100	7/11/23	136,197
USD	2,350,682	IDR	35,811,000,000	7/11/23	(88,096)
USD	2,871,294	IDR	43,770,000,000	7/11/23	(109,503)
USD	5,001,706	IDR	76,251,000,000	7/11/23	(191,092)
IDR	130,000,000,000	USD	8,603,574	7/25/23	247,767
IDR	13,052,087,707	USD	864,548	7/25/23	24,132
USD	3,090,079	IDR	47,426,408,989	7/25/23	(139,054)
USD	5,272,337	IDR	80,919,616,677	7/25/23	(237,256)
USD	8,187,485	IDR	123,778,395,631	7/25/23	(240,244)
USD	13,663,552	IDR	206,500,000,000	7/25/23	(396,462)
USD	9,426,513	PHP	532,400,000	7/26/23	(175,427)
USD	11,037,424	PHP	622,620,000	7/26/23	(191,651)
USD	10,933,102	PHP	617,600,000	7/26/23	(205,437)
USD	14,523,299	IDR	217,922,104,000	7/27/23	(313,975)
BRL	19,047,526	USD	3,551,470	9/11/23	173,557
					$ (9,113,176)
Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
ARS	602,000,000	USD	2,704,403	BNP Paribas	5/3/23	$ —	$ (571)
ARS	602,000,000	USD	2,704,428	Goldman Sachs International	5/3/23	—	(596)
USD	2,704,428	ARS	602,000,000	BNP Paribas	5/3/23	596	—
USD	2,684,504	ARS	602,000,000	Goldman Sachs International	5/3/23	—	(19,328)
EUR	6,700,000	USD	7,400,756	HSBC Bank USA, N.A.	5/5/23	—	(17,095)
34
See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	4,274,765	EUR	3,870,000	HSBC Bank USA, N.A.	5/5/23	$ 9,874	$ —
USD	1,933,033	EUR	1,750,000	HSBC Bank USA, N.A.	5/5/23	4,465	—
USD	1,192,958	EUR	1,080,000	HSBC Bank USA, N.A.	5/5/23	2,756	—
USD	21,177,084	CNH	143,713,200	Standard Chartered Bank	5/8/23	425,679	—
USD	18,498,709	CNH	125,550,000	Standard Chartered Bank	5/8/23	369,972	—
USD	9,017,146	CNH	61,900,000	Standard Chartered Bank	5/8/23	79,122	—
MYR	13,000,000	USD	2,939,182	Goldman Sachs International	5/10/23	—	(14,613)
MYR	14,900,000	USD	3,369,135	Goldman Sachs International	5/10/23	—	(17,129)
MYR	12,700,000	USD	2,884,987	Barclays Bank PLC	5/15/23	—	(27,122)
MYR	13,800,000	USD	3,210,422	Goldman Sachs International	5/15/23	—	(105,026)
MYR	25,800,000	USD	6,006,286	Goldman Sachs International	5/15/23	—	(200,545)
USD	8,949,772	MYR	39,200,000	Barclays Bank PLC	5/15/23	128,647	—
USD	354,214	ZMW	6,960,304	Standard Chartered Bank	5/17/23	—	(37,078)
ILS	33,157,532	USD	9,073,318	Barclays Bank PLC	5/24/23	68,309	—
ILS	32,369,408	USD	8,855,836	UBS AG	5/24/23	68,503	—
KES	280,081,950	USD	2,138,047	Standard Chartered Bank	5/25/23	—	(122,924)
USD	1,958,615	KES	280,081,950	Standard Chartered Bank	5/25/23	—	(56,508)
USD	2,505,723	ARS	602,000,000	BNP Paribas	5/31/23	10,518	—
UZS	2,065,216,713	USD	175,763	ICBC Standard Bank plc	6/2/23	3,329	—
USD	6,340,228	TRY	126,487,935	Standard Chartered Bank	6/8/23	434,288	—
USD	5,636,994	BRL	29,774,600	Goldman Sachs International	6/9/23	—	(288,721)
KES	219,560,746	USD	1,665,876	Standard Chartered Bank	6/12/23	—	(108,097)
USD	1,509,009	KES	219,560,746	Standard Chartered Bank	6/12/23	—	(48,771)
AUD	22,212,527	USD	14,663,666	Goldman Sachs International	6/21/23	65,755	—
AUD	538,522	USD	359,545	HSBC Bank USA, N.A.	6/21/23	—	(2,444)
CAD	8,486,000	USD	6,242,160	Citibank, N.A.	6/21/23	27,492	—
CAD	8,486,000	USD	6,242,184	Goldman Sachs International	6/21/23	27,468	—
CAD	7,528,000	USD	5,536,807	HSBC Bank USA, N.A.	6/21/23	25,052	—
CZK	91,212,746	EUR	3,832,146	Citibank, N.A.	6/21/23	27,369	—
CZK	47,363,627	EUR	1,984,375	Standard Chartered Bank	6/21/23	20,318	—
CZK	47,363,627	EUR	1,984,399	UBS AG	6/21/23	20,292	—
EUR	4,298,440	HUF	1,649,212,428	Citibank, N.A.	6/21/23	—	(48,931)
EUR	663,171	HUF	256,299,999	Goldman Sachs International	6/21/23	—	(12,951)
EUR	1,852,103	HUF	708,400,810	UBS AG	6/21/23	—	(14,657)
EUR	6,952,489	NOK	77,360,000	Bank of America, N.A.	6/21/23	405,852	—
EUR	2,488,004	PLN	11,806,192	Citibank, N.A.	6/21/23	—	(79,710)
EUR	2,698,240	PLN	12,796,041	Citibank, N.A.	6/21/23	—	(84,584)
EUR	3,640,651	PLN	17,275,786	Citibank, N.A.	6/21/23	—	(116,638)
EUR	3,948,285	PLN	18,724,214	Citibank, N.A.	6/21/23	—	(123,770)
EUR	7,565,843	SEK	84,430,000	UBS AG	6/21/23	106,228	—
HUF	822,008,026	EUR	2,145,193	UBS AG	6/21/23	21,355	—
HUF	833,103,657	EUR	2,176,990	UBS AG	6/21/23	18,504	—
JPY	378,692,954	USD	2,869,086	Bank of America, N.A.	6/21/23	—	(68,483)
JPY	2,994,331,969	USD	22,423,216	Bank of America, N.A.	6/21/23	—	(278,795)
JPY	739,350,000	USD	5,652,214	Citibank, N.A.	6/21/23	—	(184,390)
35
See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
MYR	14,310,000	USD	3,172,773	Barclays Bank PLC	6/21/23	$ 54,925	$ —
MYR	2,146,000	USD	476,360	Barclays Bank PLC	6/21/23	7,682	—
MYR	22,844,000	USD	5,078,476	Credit Agricole Corporate and Investment Bank	6/21/23	74,112	—
NOK	77,360,000	EUR	6,807,486	Goldman Sachs International	6/21/23	—	(245,626)
NZD	7,013,161	USD	4,354,366	Bank of America, N.A.	6/21/23	—	(18,282)
NZD	25,450,000	USD	15,555,119	Standard Chartered Bank	6/21/23	180,059	—
PLN	7,640,000	EUR	1,602,482	HSBC Bank USA, N.A.	6/21/23	59,925	—
SEK	84,430,000	EUR	7,379,783	Goldman Sachs International	6/21/23	99,366	—
THB	391,400,000	USD	11,451,233	Standard Chartered Bank	6/21/23	66,084	—
USD	10,753,221	BHD	4,061,000	Standard Chartered Bank	6/21/23	—	(7,449)
USD	16,206,945	BHD	6,120,833	Standard Chartered Bank	6/21/23	—	(11,786)
USD	4,728,064	EUR	4,294,722	UBS AG	6/21/23	—	(17,531)
USD	5,536,662	JPY	739,350,000	Bank of America, N.A.	6/21/23	68,839	—
USD	2,835,863	JPY	378,692,954	Bank of America, N.A.	6/21/23	35,259	—
USD	245,553	MXN	4,758,000	Bank of America, N.A.	6/21/23	—	(16,432)
USD	9,622,267	MXN	177,985,000	Standard Chartered Bank	6/21/23	—	(177,929)
USD	4,869,515	MXN	94,109,000	Standard Chartered Bank	6/21/23	—	(312,307)
USD	5,549,326	MXN	107,064,000	Standard Chartered Bank	6/21/23	—	(345,824)
USD	6,034,965	MXN	116,360,000	Standard Chartered Bank	6/21/23	—	(372,040)
USD	10,048,594	MXN	185,530,200	UBS AG	6/21/23	—	(167,056)
USD	35,962,963	MXN	660,253,000	UBS AG	6/21/23	—	(391,835)
USD	21,613,007	NZD	34,810,000	Bank of America, N.A.	6/21/23	90,746	—
USD	9,592,673	NZD	15,450,000	Bank of America, N.A.	6/21/23	40,276	—
USD	6,828,992	NZD	10,998,804	Bank of America, N.A.	6/21/23	28,673	—
USD	13,066,763	NZD	21,000,000	HSBC Bank USA, N.A.	6/21/23	82,922	—
USD	6,222,268	NZD	10,000,000	HSBC Bank USA, N.A.	6/21/23	39,487	—
USD	3,733,361	NZD	6,000,000	HSBC Bank USA, N.A.	6/21/23	23,692	—
USD	11,848,784	NZD	19,386,001	Standard Chartered Bank	6/21/23	—	(137,156)
USD	12,457,468	SAR	46,808,000	Standard Chartered Bank	6/21/23	—	(15,921)
USD	118,378	THB	4,090,000	Standard Chartered Bank	6/21/23	—	(1,974)
USD	11,328,419	THB	391,400,000	Standard Chartered Bank	6/21/23	—	(188,898)
USD	2,384,118	UYU	93,219,000	Citibank, N.A.	6/21/23	2,263	—
USD	2,676,648	ZAR	48,127,185	Goldman Sachs International	6/21/23	57,401	—
USD	2,684,960	ZAR	48,319,693	Goldman Sachs International	6/21/23	55,236	—
USD	9,398,638	ZAR	171,698,279	Goldman Sachs International	6/21/23	54,227	—
USD	1,912,422	ZAR	34,376,561	Goldman Sachs International	6/21/23	41,532	—
USD	1,910,634	ZAR	34,376,561	Goldman Sachs International	6/21/23	39,743	—
USD	4,672,729	ZAR	85,849,139	Goldman Sachs International	6/21/23	523	—
USD	12,546,149	ZAR	232,473,671	Goldman Sachs International	6/21/23	—	(105,868)
USD	12,576,877	ZAR	233,162,497	Goldman Sachs International	6/21/23	—	(112,628)
USD	12,568,527	ZAR	233,162,496	Goldman Sachs International	6/21/23	—	(120,978)
USD	12,559,738	ZAR	233,162,497	Goldman Sachs International	6/21/23	—	(129,767)
USD	9,366,735	ZAR	175,191,936	Goldman Sachs International	6/21/23	—	(167,813)
USD	50,335,466	ZAR	931,961,159	Goldman Sachs International	6/21/23	—	(385,066)
36
See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	3,681,488	ZAR	66,000,000	HSBC Bank USA, N.A.	6/21/23	$ 89,541	$ —
USD	4,672,252	ZAR	85,849,140	UBS AG	6/21/23	47	—
USD	9,005,034	ZAR	168,011,506	UBS AG	6/21/23	—	(138,730)
ZAR	52,414,000	USD	2,821,441	Citibank, N.A.	6/21/23	31,110	—
ZAR	19,800,000	USD	1,078,459	HSBC Bank USA, N.A.	6/21/23	—	(875)
ZAR	361,697,853	USD	19,743,960	State Street Bank and Trust Company	6/21/23	—	(59,119)
USD	3,000,537	UYU	117,351,000	Citibank, N.A.	6/22/23	2,546	—
UZS	3,501,513,277	USD	297,748	ICBC Standard Bank plc	7/13/23	2,574	—
AUD	14,930,000	USD	10,056,054	Bank of America, N.A.	7/20/23	—	(143,907)
AUD	15,530,000	USD	10,456,883	BNP Paribas	7/20/23	—	(146,391)
EGP	123,920,000	USD	4,587,930	Citibank, N.A.	7/20/23	—	(1,182,100)
USD	4,947,269	EGP	109,037,808	Goldman Sachs International	7/20/23	1,950,462	—
USD	3,258,751	EGP	72,637,560	Goldman Sachs International	7/20/23	1,262,373	—
USD	3,258,751	EGP	73,419,660	Goldman Sachs International	7/27/23	1,253,352	—
UZS	3,501,513,277	USD	295,549	ICBC Standard Bank plc	8/1/23	3,542	—
USD	5,254,049	UGX	20,070,467,680	Standard Chartered Bank	8/3/23	—	(33,191)
KES	178,630,000	USD	1,327,128	Standard Chartered Bank	8/4/23	—	(101,758)
USD	1,175,197	KES	178,630,000	Standard Chartered Bank	8/4/23	—	(50,173)
UZS	1,744,360,902	USD	147,327	ICBC Standard Bank plc	8/15/23	1,141	—
USD	3,831,383	UGX	14,501,783,000	Goldman Sachs International	8/22/23	23,220	—
USD	4,064,833	UGX	15,661,925,653	Standard Chartered Bank	9/6/23	—	(37,727)
USD	3,553,643	BRL	19,047,526	Citibank, N.A.	9/11/23	—	(171,384)
USD	50,744,992	ZAR	931,678,062	UBS AG	9/18/23	481,012	—
USD	3,027,452	KES	471,741,325	Standard Chartered Bank	9/21/23	—	(150,761)
USD	2,673,938	EGP	98,802,000	Goldman Sachs International	9/25/23	115,928	—
USD	1,421,614	EGP	51,960,000	HSBC Bank USA, N.A.	9/25/23	76,356	—
USD	5,347,982	EGP	195,803,000	Goldman Sachs International	9/28/23	291,825	—
USD	2,673,997	EGP	98,002,000	Goldman Sachs International	9/28/23	143,323	—
UZS	1,845,934,481	USD	154,278	ICBC Standard Bank plc	10/13/23	513	—
USD	1,376,114	KES	222,932,331	Standard Chartered Bank	12/21/23	—	(83,524)
HUF	1,655,088,317	EUR	3,877,901	Barclays Bank PLC	1/30/24	257,338	—
USD	5,209,600	UGX	20,525,823,667	Deutsche Bank AG	2/6/24	—	(49,851)
USD	12,438,538	SAR	46,800,000	Standard Chartered Bank	3/14/24	—	(18,959)
USD	10,754,098	BHD	4,100,000	Standard Chartered Bank	3/18/24	—	(73,356)
USD	1,424,623	EGP	56,700,000	HSBC Bank USA, N.A.	3/25/24	112,336	—
OMR	3,568,000	USD	9,252,872	Standard Chartered Bank	4/8/24	—	(11,583)
USD	9,004,416	OMR	3,568,000	BNP Paribas	4/8/24	—	(236,872)
USD	1,267,427	OMR	500,000	Standard Chartered Bank	4/22/24	—	(27,388)
OMR	6,000,000	USD	15,554,519	Standard Chartered Bank	5/28/24	—	(20,103)
USD	16,212,793	OMR	6,400,000	Standard Chartered Bank	5/28/24	—	(357,251)
USD	9,388,519	OMR	3,711,000	BNP Paribas	7/8/24	—	(217,980)
USD	9,916,350	OMR	3,912,000	Standard Chartered Bank	7/8/24	—	(210,469)
USD	8,357,531	OMR	3,310,000	BNP Paribas	7/29/24	—	(210,216)
						$9,673,254	$(9,263,311)
37
See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Non-Deliverable Bond Forward Contracts*
Settlement Date	Notional Amount (000's omitted)		Reference Entity	Counterparty	Aggregate Cost	Unrealized Appreciation (Depreciation)
5/5/23	COP	12,267,570	Republic of Colombia, 6.00%, 4/28/28	Goldman Sachs International	$ 2,611,232	$ 157,468
5/10/23	COP	5,448,000	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	1,159,642	(10,959)
5/15/23	COP	45,513,100	Republic of Colombia, 6.25%, 11/26/25	Bank of America, N.A.	9,687,761	(86,860)
5/16/23	COP	56,130,600	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	11,947,765	(108,199)
5/16/23	COP	43,306,100	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	9,085,395	132,590
5/22/23	COP	39,685,000	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	8,447,212	(45,860)
5/24/23	COP	38,245,600	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	8,140,826	(52,158)
6/12/23	COP	20,731,000	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	4,412,729	(48,063)
6/19/23	COP	33,804,600	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	7,195,530	(88,577)
6/23/23	COP	34,377,000	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	7,317,369	(83,828)
6/23/23	COP	26,646,700	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	5,671,924	—
6/26/23	COP	32,026,200	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	6,816,986	(94,347)
6/29/23	COP	33,088,850	Republic of Colombia, 5.75%, 11/3/27	Bank of America, N.A.	7,043,178	(204,731)
6/30/23	COP	17,189,000	Republic of Colombia, 6.25%, 11/26/25	Bank of America, N.A.	3,658,791	(34,480)
						$ (568,004)
*	Represents a short-term forward contract to purchase the reference entity denominated in a non-deliverable foreign currency.
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Equity Futures
Hang Seng Index	20	Long	5/30/23	$ 2,532,050	$ (16,217)
Nikkei 225 Index	26	Long	6/8/23	3,781,050	78,553
Euro Stoxx 50 Index	(122)	Short	6/16/23	(5,814,996)	(372,522)
SGX CNX Nifty Index	(354)	Short	5/25/23	(12,887,281)	(264,760)
Interest Rate Futures
Euro-Bobl	(315)	Short	6/8/23	(40,947,227)	(1,041,466)
Euro-Bund	(245)	Short	6/8/23	(36,596,538)	(948,993)
Euro-Buxl	(74)	Short	6/8/23	(11,374,918)	(523,937)
Japan 10-Year Bond	(47)	Short	6/13/23	(51,262,065)	(1,096,908)
U.S. 2-Year Treasury Note	(154)	Short	6/30/23	(31,749,266)	(299,578)
38
See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Futures Contracts (continued)
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures (continued)
U.S. 5-Year Treasury Note	(635)	Short	6/30/23	$(69,686,290)	$ (1,080,380)
U.S. 10-Year Treasury Note	(639)	Short	6/21/23	(73,614,796)	(1,499,303)
U.S. Ultra-Long Treasury Bond	(15)	Short	6/21/23	(2,121,094)	(100,923)
					$(7,166,434)
Inflation Swaps (Centrally Cleared)
Notional Amount (000's omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
EUR	5,900	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.20% (pays upon termination)	10/15/36	$ 863,545
EUR	5,900	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.20% (pays upon termination)	10/15/36	863,545
EUR	5,900	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.20% (pays upon termination)	10/15/36	862,790
EUR	6,070	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.08% (pays upon termination)	1/15/37	945,892
EUR	5,900	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.29% (pays upon termination)	10/15/46	(1,103,140)
EUR	5,900	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.29% (pays upon termination)	10/15/46	(1,103,140)
EUR	5,900	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.29% (pays upon termination)	10/15/46	(1,105,407)
EUR	6,070	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.18% (pays upon termination)	1/15/47	(1,257,764)
EUR	2,590	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.64% (pays upon termination)	3/13/53	(43,928)
USD	28,400	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.75% (pays upon termination)	10/29/36	(472,964)
USD	9,970	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.67% (pays upon termination)	1/7/37	(173,657)
USD	19,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.62% (pays upon termination)	10/29/46	12,990
USD	9,450	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.62% (pays upon termination)	10/29/46	2,151
USD	9,950	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.54% (pays upon termination)	1/7/47	99,993
39
See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Inflation Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
USD	3,510	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.40% (pays upon termination)	3/13/53	$ (19,099)
							$(1,628,193)
Interest Rate Swaps (Centrally Cleared)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
CLP	19,180,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	6.84% (pays semi-annually)	6/22/25	$ 186,768	$ —	$ 186,768
CLP	1,456,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.57% (pays semi-annually)	12/21/27	55,097	—	55,097
CLP	2,873,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.58% (pays semi-annually)	12/21/27	107,144	—	107,144
CLP	2,852,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.64% (pays semi-annually)	12/21/27	96,982	—	96,982
CLP	2,851,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.67% (pays semi-annually)	12/21/27	92,261	—	92,261
CLP	2,522,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.68% (pays semi-annually)	12/21/27	80,232	—	80,232
CLP	1,545,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.69% (pays semi-annually)	12/21/27	48,727	—	48,727
CLP	2,148,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.72% (pays semi-annually)	12/21/27	63,625	—	63,625
CLP	2,457,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.74% (pays semi-annually)	12/21/27	70,758	—	70,758
CLP	4,336,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.00% (pays semi-annually)	6/22/33	30,361	—	30,361
COP	62,519,600	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.84% (pays quarterly)	5/5/25	1,851,218	—	1,851,218
COP	29,306,100	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.19% (pays quarterly)	6/4/25	(927,456)	—	(927,456)
COP	44,982,400	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.26% (pays quarterly)	6/5/25	(1,411,709)	—	(1,411,709)
40
See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
COP	59,477,600	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.34% (pays quarterly)	6/8/25	$(1,844,458)	$ —	$ (1,844,458)
COP	29,163,200	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.44% (pays quarterly)	6/9/25	(890,938)	—	(890,938)
COP	7,412,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.76% (pays quarterly)	11/26/25	242,672	—	242,672
COP	7,412,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.89% (pays quarterly)	11/26/25	237,748	—	237,748
COP	2,672,700	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.02% (pays quarterly)	11/26/25	84,022	—	84,022
COP	14,824,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.07% (pays quarterly)	11/26/25	461,858	—	461,858
COP	8,554,300	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.11% (pays quarterly)	11/26/25	264,988	—	264,988
COP	14,824,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.20% (pays quarterly)	11/26/25	452,009	—	452,009
COP	2,605,900	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.21% (pays quarterly)	11/26/25	79,392	—	79,392
COP	14,824,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.28% (pays quarterly)	11/26/25	445,947	—	445,947
COP	7,973,800	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.34% (pays quarterly)	11/26/25	237,274	—	237,274
COP	30,984,585	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.78% (pays quarterly)	11/26/25	852,924	—	852,924
COP	14,717,700	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.90% (pays quarterly)	11/26/25	396,489	—	396,489
COP	11,377,600	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	5.68% (pays quarterly)	11/26/25	(260,861)	—	(260,861)
COP	17,135,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	6.00% (pays quarterly)	11/26/25	364,841	—	364,841
COP	24,274,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	6.05% (pays quarterly)	11/26/25	510,394	—	510,394
COP	14,897,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	6.06% (pays quarterly)	11/26/25	282,906	—	282,906
COP	31,413,600	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	6.09% (pays quarterly)	11/26/25	592,441	—	592,441
41
See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
COP	15,278,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	6.14% (pays quarterly)	11/26/25	$ 284,666	$ —	$ 284,666
COP	15,707,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	6.18% (pays quarterly)	11/26/25	289,657	—	289,657
COP	32,127,300	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	6.25% (pays quarterly)	11/26/25	580,954	—	580,954
COP	69,340,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	7.03% (pays quarterly)	11/26/25	1,111,379	—	1,111,379
COP	7,173,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	8.60% (pays quarterly)	11/26/25	57,522	—	57,522
COP	13,620,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	8.75% (pays quarterly)	11/26/25	98,572	—	98,572
COP	7,173,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	8.85% (pays quarterly)	11/26/25	48,247	—	48,247
COP	7,264,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	9.23% (pays quarterly)	11/26/25	34,640	—	34,640
COP	5,012,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	9.42% (pays quarterly)	11/26/25	19,239	—	19,239
COP	24,274,000	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	9.79% (pays quarterly)	11/26/25	(46,985)	—	(46,985)
COP	11,982,293	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	10.00% (pays quarterly)	11/26/25	10,047	—	10,047
COP	4,471,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	10.17% (pays quarterly)	11/26/25	(174)	(66)	(240)
COP	8,584,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	10.28% (pays quarterly)	11/26/25	(4,999)	—	(4,999)
COP	25,188,600	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.48% (pays quarterly)	3/31/26	743,771	—	743,771
COP	23,090,200	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	10.07% (pays quarterly)	3/15/28	(143,646)	—	(143,646)
COP	6,893,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.82% (pays quarterly)	3/26/28	258,804	—	258,804
COP	4,923,600	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.83% (pays quarterly)	3/26/28	184,449	—	184,449
COP	9,190,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	9.58% (pays quarterly)	3/15/33	(59,611)	—	(59,611)
42
See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
COP	14,433,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	9.61% (pays quarterly)	3/15/33	$ (99,634)	$ —	$ (99,634)
COP	8,969,400	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	9.67% (pays quarterly)	3/15/33	(69,392)	—	(69,392)
EUR	4,314	Pays	6-month EURIBOR (pays semi-annually)	3.06% (pays annually)	10/11/26	55,293	—	55,293
EUR	789	Pays	6-month EURIBOR (pays semi-annually)	2.99% (pays annually)	10/26/26	7,088	—	7,088
EUR	2,000	Pays	6-month EURIBOR (pays semi-annually)	3.12% (pays annually)	10/19/27	36,249	—	36,249
EUR	2,000	Receives	1-day Euro Short-Term Rate (pays annually)	2.60% (pays annually)	1/24/28	20,134	(40)	20,094
EUR	3,629	Pays	6-month EURIBOR (pays semi-annually)	3.03% (pays annually)	10/10/29	66,108	—	66,108
EUR	1,200	Pays	6-month EURIBOR (pays semi-annually)	3.17% (pays annually)	10/17/29	33,321	—	33,321
EUR	1,781	Pays	6-month EURIBOR (pays semi-annually)	3.01% (pays annually)	10/27/29	28,580	—	28,580
EUR	400	Pays	6-month EURIBOR (pays semi-annually)	3.26% (pays annually)	10/17/32	16,835	—	16,835
EUR	800	Pays	6-month EURIBOR (pays semi-annually)	3.31% (pays annually)	10/18/32	37,878	—	37,878
EUR	800	Pays	6-month EURIBOR (pays semi-annually)	3.20% (pays annually)	10/19/32	29,267	—	29,267
JPY	2,838,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.31% (pays annually)	12/1/27	(130,763)	—	(130,763)
JPY	2,405,000	Pays	1-day Overnight Tokyo Average Rate (pays annually)	0.32% (pays annually)	12/1/27	23,623	—	23,623
JPY	2,405,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.32% (pays annually)	12/1/27	(116,463)	—	(116,463)
JPY	173,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	1.28% (pays annually)	3/15/53	(93,866)	—	(93,866)
JPY	155,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	1.28% (pays annually)	3/15/53	(85,268)	—	(85,268)
JPY	165,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	1.29% (pays annually)	3/15/53	(92,563)	—	(92,563)
JPY	512,600	Receives	1-day Overnight Tokyo Average Rate (pays annually)	1.29% (pays annually)	3/15/53	(289,053)	—	(289,053)
JPY	474,500	Receives	1-day Overnight Tokyo Average Rate (pays annually)	1.30% (pays annually)	3/15/53	(273,087)	—	(273,087)
JPY	472,700	Receives	1-day Overnight Tokyo Average Rate (pays annually)	1.30% (pays annually)	3/15/53	(274,341)	—	(274,341)
43
See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
KRW	11,549,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.40% (pays quarterly)	1/11/26	$ 29,391	$ —	$ 29,391
KRW	12,756,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.43% (pays quarterly)	1/11/26	40,082	—	40,082
KRW	7,637,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.39% (pays quarterly)	1/12/26	17,764	—	17,764
KRW	11,128,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.39% (pays quarterly)	1/12/26	26,327	—	26,327
KRW	6,437,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.24% (pays quarterly)	1/17/26	(2,638)	—	(2,638)
KRW	13,960,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.40% (pays quarterly)	3/15/26	39,284	—	39,284
KRW	15,418,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.70% (pays quarterly)	9/21/27	259,000	—	259,000
KRW	12,397,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.73% (pays quarterly)	9/21/27	220,099	—	220,099
KRW	5,242,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.57% (pays quarterly)	6/21/28	81,353	—	81,353
KRW	5,241,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.60% (pays quarterly)	6/21/28	87,732	—	87,732
KRW	5,422,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.61% (pays quarterly)	6/21/28	91,707	—	91,707
MXN	433,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	9.19% (pays monthly)	2/18/28	603,610	—	603,610
MXN	77,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.71% (pays monthly)	4/17/28	32,318	—	32,318
MXN	236,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.73% (pays monthly)	4/17/28	109,652	—	109,652
MXN	104,200	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.56% (pays monthly)	4/18/28	8,621	—	8,621
NZD	44,260	Pays	3-month NZD Bank Bill (pays quarterly)	5.17% (pays semi-annually)	1/11/25	333,474	—	333,474
NZD	45,900	Pays	3-month NZD Bank Bill (pays quarterly)	5.19% (pays semi-annually)	1/11/25	352,655	—	352,655
NZD	7,990	Pays	3-month NZD Bank Bill (pays quarterly)	3.98% (pays semi-annually)	7/25/27	(29,577)	—	(29,577)
NZD	10,640	Pays	3-month NZD Bank Bill (pays quarterly)	4.00% (pays semi-annually)	7/25/27	(34,811)	—	(34,811)
44
See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
NZD	13,770	Pays	3-month NZD Bank Bill (pays quarterly)	4.00% (pays semi-annually)	7/25/27	$ (45,051)	$ —	$ (45,051)
NZD	32,000	Pays	3-month NZD Bank Bill (pays quarterly)	4.53% (pays semi-annually)	3/15/28	174,890	—	174,890
NZD	16,865	Receives	3-month NZD Bank Bill (pays quarterly)	2.98% (pays semi-annually)	2/23/32	975,536	—	975,536
NZD	3,300	Pays	3-month NZD Bank Bill (pays quarterly)	4.18% (pays semi-annually)	6/28/32	20,852	—	20,852
NZD	8,400	Pays	3-month NZD Bank Bill (pays quarterly)	4.18% (pays semi-annually)	6/28/32	52,718	—	52,718
NZD	7,300	Pays	3-month NZD Bank Bill (pays quarterly)	4.21% (pays semi-annually)	6/28/32	49,701	—	49,701
PLN	26,040	Receives	6-month PLN WIBOR (pays semi-annually)	2.49% (pays annually)	10/14/26	555,399	—	555,399
PLN	82,460	Receives	6-month PLN WIBOR (pays semi-annually)	2.49% (pays annually)	10/15/26	1,760,966	—	1,760,966
PLN	31,600	Receives	6-month PLN WIBOR (pays semi-annually)	3.39% (pays annually)	12/15/26	658,115	—	658,115
PLN	22,700	Receives	6-month PLN WIBOR (pays semi-annually)	5.56% (pays annually)	12/21/27	23,383	—	23,383
PLN	26,000	Receives	6-month PLN WIBOR (pays semi-annually)	6.02% (pays annually)	12/21/27	(98,794)	—	(98,794)
PLN	13,580	Receives	6-month PLN WIBOR (pays semi-annually)	5.53% (pays annually)	12/21/32	(15,381)	—	(15,381)
PLN	15,520	Receives	6-month PLN WIBOR (pays semi-annually)	5.85% (pays annually)	12/21/32	(110,221)	—	(110,221)
TWD	446,300	Receives	3-month TWD TAIBOR (pays quarterly)	1.17% (pays quarterly)	12/21/27	112,620	—	112,620
TWD	1,342,600	Receives	3-month TWD TAIBOR (pays quarterly)	1.19% (pays quarterly)	12/21/27	298,140	—	298,140
USD	9,000	Receives	SOFR (pays annually)	1.44% (pays annually)	9/9/24	577,893	—	577,893
USD	14,000	Receives	SOFR (pays annually)	1.64% (pays annually)	9/11/24	595,300	—	595,300
Total						$13,002,243	$(106)	$13,002,137
45
See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Credit Default Swaps - Sell Protection (Centrally Cleared)
Reference Entity	Notional Amount* (000's omitted)	Contract Annual Fixed Rate**	Current Market Annual Fixed Rate***	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Colombia	$ 19,500	1.00% (pays quarterly)(1)	2.93%	6/20/28	$ (1,637,407)	$ 1,706,728	$ 69,321
Petroleos Mexicanos	14,138	1.00% (pays quarterly)(1)	6.06	12/20/27	(2,628,813)	2,449,584	(179,229)
Petroleos Mexicanos	31,500	1.00% (pays quarterly)(1)	6.28	6/20/28	(6,578,227)	6,712,931	134,704
Total	$65,138				$(10,844,447)	$10,869,243	$ 24,796
Credit Default Swaps - Buy Protection (Centrally Cleared)
Reference Entity	Notional Amount (000's omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Austria	$ 8,750	1.00% (pays quarterly)(1)	6/20/28	$ (354,137)	$ 343,315	$ (10,822)
Finland	9,100	0.25% (pays quarterly)(1)	6/20/28	(17,737)	(4,285)	(22,022)
France	41,000	0.25% (pays quarterly)(1)	6/20/28	14,084	(96,371)	(82,287)
Germany	40,250	0.25% (pays quarterly)(1)	6/20/28	(229,493)	171,318	(58,175)
Hungary	9,250	1.00% (pays quarterly)(1)	6/20/28	278,329	(311,269)	(32,940)
Malaysia	54,000	1.00% (pays quarterly)(1)	6/20/28	(796,740)	382,164	(414,576)
Malaysia	80,000	1.00% (pays quarterly)(1)	6/20/28	(1,180,355)	673,463	(506,892)
Markit CDX Emerging Markets Index (CDX.EM.31.V3)	2,580	1.00% (pays quarterly)(1)	6/20/24	(1,266)	(90,215)	(91,481)
Markit CDX Emerging Markets Index (CDX.EM.39.V1)	42,400	1.00% (pays quarterly)(1)	6/20/28	2,519,916	(2,898,507)	(378,591)
Markit CDX North America High Yield Index (CDX.NA.HY.40.V1)	48,600	5.00% (pays quarterly)(1)	6/20/28	(971,335)	(71,603)	(1,042,938)
Mexico	57,397	1.00% (pays quarterly)(1)	6/20/28	267,206	(1,088,016)	(820,810)
Philippines	60,200	1.00% (pays quarterly)(1)	6/20/28	(256,439)	(270,648)	(527,087)
Poland	37,800	1.00% (pays quarterly)(1)	6/20/28	(181,047)	(77,049)	(258,096)
Qatar	12,396	1.00% (pays quarterly)(1)	12/20/23	(86,470)	56,259	(30,211)
Qatar	18,000	1.00% (pays quarterly)(1)	6/20/28	(506,970)	424,520	(82,450)
Saudi Arabia	116,000	1.00% (pays quarterly)(1)	6/20/28	(2,166,421)	1,660,051	(506,370)
South Africa	74,180	1.00% (pays quarterly)(1)	6/20/28	5,629,857	(6,345,793)	(715,936)
46
See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Credit Default Swaps - Buy Protection (Centrally Cleared) (continued)
Reference Entity	Notional Amount (000's omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
South Africa	$ 23,540	1.00% (pays quarterly)(1)	6/20/29	$ 2,493,430	$ (2,110,037)	$ 383,393
South Africa	9,666	1.00% (pays quarterly)(1)	6/20/31	1,476,461	(1,199,777)	276,684
Spain	56,300	1.00% (pays quarterly)(1)	6/20/28	(1,244,661)	1,275,686	31,025
Turkey	133,734	1.00% (pays quarterly)(1)	6/20/28	22,855,383	(23,375,257)	(519,874)
United Kingdom	40,000	1.00% (pays quarterly)(1)	6/20/28	(1,448,553)	1,316,285	(132,268)
Total				$26,093,042	$ (31,635,766)	$ (5,542,724)
Credit Default Swaps - Sell Protection (OTC)
Reference Entity	Counterparty	Notional Amount* (000's omitted)	Contract Annual Fixed Rate**	Current Market Annual Fixed Rate***	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Vietnam	Barclays Bank PLC	$ 5,700	1.00% (pays quarterly)(1)	1.31%	6/20/28	$ (73,158)	$ 118,579	$ 45,421
Vietnam	Goldman Sachs International	9,100	1.00% (pays quarterly)(1)	0.57	6/20/24	53,936	(30,974)	22,962
Vietnam	Goldman Sachs International	35,121	1.00% (pays quarterly)(1)	1.31	6/20/28	(451,312)	575,271	123,959
Vietnam	Nomura International PLC	1,500	1.00% (pays quarterly)(1)	1.31	6/20/28	(19,252)	33,404	14,152
Total		$51,421				$ (489,786)	$696,280	$206,494
Credit Default Swaps - Buy Protection (OTC)
Reference Entity	Counterparty	Notional Amount (000's omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Czech Republic	JPMorgan Chase Bank, N.A.	$ 9,250	1.00% (pays quarterly)(1)	6/20/28	$ (284,407)	$ 273,943	$ (10,464)
Dubai	Barclays Bank PLC	3,357	1.00% (pays quarterly)(1)	12/20/24	(34,546)	(18,299)	(52,845)
Dubai	Barclays Bank PLC	5,058	1.00% (pays quarterly)(1)	12/20/24	(52,050)	(27,596)	(79,646)
Qatar	Goldman Sachs International	3,700	1.00% (pays quarterly)(1)	12/20/23	(25,913)	(807)	(26,720)
Qatar	Goldman Sachs International	3,090	1.00% (pays quarterly)(1)	9/20/24	(39,766)	368	(39,398)
Qatar	Nomura International PLC	9,620	1.00% (pays quarterly)(1)	9/20/24	(123,801)	4,586	(119,215)
47
See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Credit Default Swaps - Buy Protection (OTC) (continued)
Reference Entity	Counterparty	Notional Amount (000's omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Romania	Barclays Bank PLC	$ 9,820	1.00% (pays quarterly)(1)	6/20/28	$ 429,374	$ (536,879)	$ (107,505)
Saudi Arabia	Barclays Bank PLC	14,533	1.00% (pays quarterly)(1)	6/20/31	(185,842)	(217,926)	(403,768)
Saudi Arabia	Goldman Sachs International	28,800	1.00% (pays quarterly)(1)	6/20/33	(273,595)	(94,093)	(367,688)
South Africa	Goldman Sachs International	16,600	1.00% (pays quarterly)(1)	12/20/28	1,516,111	(1,296,475)	219,636
Sweden	Barclays Bank PLC	19,250	0.25% (pays quarterly)(1)	6/20/28	(95,543)	66,387	(29,156)
Total					$ 830,022	$ (1,846,791)	$ (1,016,769)
*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At April 30, 2023, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $116,559,000.
**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.
***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.
(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.
Total Return Swaps (OTC)
Counterparty	Notional Amount (000's omitted)		Portfolio Receives	Portfolio Pays	Termination Date	Value/Unrealized Appreciation (Depreciation)
Barclays Bank PLC	USD	5,500	SOFR (pays upon termination)	Return on iBoxx USD Liquid Leveraged Loans Index (pays upon termination)	6/20/23	$ (153,826)
BNP Paribas	USD	144,000	Excess Return on Bloomberg Commodity 1 Month Forward Index (pays upon termination)	Excess Return on Bloomberg Commodity Index + 0.13% (pays upon termination)	8/25/23	(90,130)
BNP Paribas	USD	54,000	Excess Return on Bloomberg Commodity 3 Month Forward Index (pays upon termination)	Excess Return on Bloomberg Commodity Index + 0.13% (pays upon termination)	8/25/23	(29,444)
Citibank, N.A.	KRW	21,000	Positive Return on KOSPI 200 Index Futures 6/2023 (pays upon termination)	Negative Return on KOSPI 200 Index Futures 6/2023 (pays upon termination)	6/8/23	65,840
						$ (207,560)
48
See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Cross-Currency Swaps (OTC)
Counterparty	Portfolio Receives	Portfolio Pays	Effective Date/ Termination Date(1)	Value/Unrealized Appreciation (Depreciation)
Barclays Bank PLC	1-day Indice Camara Promedio Rate on CLP 3,452,164,660 (pays semi-annually)*	1.41% on CLP equivalent of CLF 98,000 (pays semi-annually)*	Not Applicable/ 1/13/33	$ 120,212
BNP Paribas	3-month PLN WIBOR + 1.45% on PLN 16,578,665 (Notional Amount) (pays quarterly) plus EUR equivalent of Notional Amount at effective date**	3-month EURIBOR on EUR equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount**	10/14/25/ 10/14/28	50,828
Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 1,333,595,340 (pays semi-annually)*	2.10% on CLP equivalent of CLF 42,000 (pays semi-annually)*	Not Applicable/ 4/8/32	(280,215)
Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 4,064,683,520 (pays semi-annually)*	2.25% on CLP equivalent of CLF 128,000 (pays semi-annually)*	Not Applicable/ 4/11/32	(925,917)
Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 757,813,425 (pays semi-annually)*	1.85% on CLP equivalent of CLF 23,700 (pays semi-annually)*	Not Applicable/ 4/20/32	(132,312)
				$(1,167,404)
(1)	Effective date represents the date on which the Portfolio and counterparty exchange the currencies and begin interest payment accrual.
*	At the termination date, the Portfolio will either pay or receive the USD equivalent of the difference between the initial CLP notional amount and the CLP equivalent of the CLF notional amount on such date.
**	The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.
Abbreviations:
ADR	– American Depositary Receipt
CMT	– Constant Maturity Treasury
COF	– Cost of Funds 11th District
CPI-U (NSA)	– Consumer Price Index All Urban Non-Seasonally Adjusted
EURIBOR	– Euro Interbank Offered Rate
GDP	– Gross Domestic Product
HICP	– Harmonised Indices of Consumer Prices

LIBOR	– London Interbank Offered Rate
OTC	– Over-the-counter
PIK	– Payment In Kind
SOFR	– Secured Overnight Financing Rate
TAIBOR	– Taipei Interbank Offered Rate
WIBOR	– Warsaw Interbank Offered Rate

Currency Abbreviations:
AMD	– Armenian Dram
ARS	– Argentine Peso
AUD	– Australian Dollar
BHD	– Bahraini Dinar
BRL	– Brazilian Real
CAD	– Canadian Dollar
CLF	– Chilean Unidad de Fomento
CLP	– Chilean Peso
CNH	– Yuan Renminbi Offshore
COP	– Colombian Peso
CZK	– Czech Koruna
DOP	– Dominican Peso
EGP	– Egyptian Pound

EUR	– Euro
HUF	– Hungarian Forint
IDR	– Indonesian Rupiah
ILS	– Israeli Shekel
INR	– Indian Rupee
ISK	– Icelandic Krona
JPY	– Japanese Yen
KES	– Kenyan Shilling
KRW	– South Korean Won
LKR	– Sri Lankan Rupee
MXN	– Mexican Peso
MYR	– Malaysian Ringgit
NOK	– Norwegian Krone
49
See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

NZD	– New Zealand Dollar
OMR	– Omani Rial
PEN	– Peruvian Sol
PHP	– Philippine Peso
PLN	– Polish Zloty
RON	– Romanian Leu
RSD	– Serbian Dinar
SAR	– Saudi Riyal
SEK	– Swedish Krona
THB	– Thai Baht

TRY	– Turkish Lira
TWD	– New Taiwan Dollar
UAH	– Ukrainian Hryvnia
UGX	– Ugandan Shilling
USD	– United States Dollar
UYU	– Uruguayan Peso
UZS	– Uzbekistani Som
ZAR	– South African Rand
ZMW	– Zambian Kwacha

50
See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2023
Statement of Assets and Liabilities (Unaudited)

April 30, 2023
Assets
Unaffiliated investments, at value (identified cost $1,821,959,539)	$ 1,653,288,918
Affiliated investment, at value (identified cost $60,484,763)	60,484,763
Cash	6,479,283
Deposits for derivatives collateral:
Centrally cleared derivatives	77,235,074
OTC derivatives	3,790,000
Foreign currency, at value (identified cost $35,617,113)	36,370,662
Interest and dividends receivable	27,975,135
Dividends receivable from affiliated investment	179,408
Receivable for investments sold	5,658,728
Cash collateral for securities sold short	6,497,876
Receivable for open forward foreign currency exchange contracts	9,673,254
Receivable for open swap contracts	663,010
Upfront payments on open non-centrally cleared swap contracts	2,223,049
Receivable for closed swap contracts	1,511,426
Receivable for open non-deliverable bond forward contracts	290,058
Tax reclaims receivable	22,565
Total assets	$1,892,343,209
Liabilities
Cash collateral due to brokers	$ 3,790,000
Written options outstanding, at value (premiums received $214,147)	149,324
Payable for investments purchased	3,530,717
Payable for securities sold short, at value (proceeds $79,251,712)	80,164,946
Payable for variation margin on open futures contracts	1,678,185
Payable for variation margin on open centrally cleared derivatives	3,142,497
Payable for open forward foreign currency exchange contracts	9,263,311
Payable for open swap contracts	2,848,249
Payable for closed swap contracts	1,586,078
Upfront receipts on open non-centrally cleared swap contracts	1,072,538
Payable for open non-deliverable bond forward contracts	858,062
Payable to affiliates:
Investment adviser fee	861,592
Trustees' fees	9,223
Interest payable on securities sold short	1,886,451
Accrued foreign capital gains taxes	84,232
Accrued expenses and other liabilities	1,326,915
Total liabilities	$ 112,252,320
Net Assets applicable to investors' interest in Portfolio	$1,780,090,889
51
See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2023
Statement of Operations (Unaudited)

Six Months Ended
April 30, 2023
Investment Income
Dividend income (net of foreign taxes withheld of $80,378)	$ 852,576
Dividend income from affiliated investment	2,700,238
Interest and other income (net of foreign taxes withheld of $306,774)	61,412,107
Total investment income	$ 64,964,921
Expenses
Investment adviser fee	$ 5,300,947
Trustees’ fees and expenses	54,250
Custodian fee	569,819
Legal and accounting services	150,599
Interest expense and fees	303,152
Interest and dividend expense on securities sold short	1,826,370
Miscellaneous	41,932
Total expenses	$ 8,247,069
Deduct:
Waiver and/or reimbursement of expenses by affiliate	$ 101,773
Total expense reductions	$ 101,773
Net expenses	$ 8,145,296
Net investment income	$ 56,819,625
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions (net of foreign capital gains taxes of $154,290)	$ (94,135,010)
Securities sold short	(879,629)
Futures contracts	18,699,858
Swap contracts	(9,955,082)
Foreign currency transactions	2,252,556
Forward foreign currency exchange contracts	(6,061,453)
Non-deliverable bond forward contracts	5,787,037
Net realized loss	$ (84,291,723)
Change in unrealized appreciation (depreciation):
Investments (including net increase in accrued foreign capital gains taxes of $84,232)	$ 217,059,026
Written options	64,823
Securities sold short	(3,775,102)
Futures contracts	(30,731,742)
Swap contracts	(14,147,639)
Foreign currency	4,341,952
Forward foreign currency exchange contracts	(29,693,382)
Non-deliverable bond forward contracts	(1,540,050)
Net change in unrealized appreciation (depreciation)	$141,577,886
Net realized and unrealized gain	$ 57,286,163
Net increase in net assets from operations	$114,105,788
52
See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2023
Consolidated Statements of Changes in Net Assets

	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 56,819,625	$ 119,196,721
Net realized gain (loss)	(84,291,723)	111,414,187
Net change in unrealized appreciation (depreciation)	141,577,886	(321,533,185)
Net increase (decrease) in net assets from operations	$ 114,105,788	$ (90,922,277)
Capital transactions:
Contributions	$ 51,643,188	$ 115,421,518
Withdrawals	(241,451,631)	(732,569,582)
Net decrease in net assets from capital transactions	$ (189,808,443)	$ (617,148,064)
Net decrease in net assets	$ (75,702,655)	$ (708,070,341)
Net Assets
At beginning of period	$ 1,855,793,544	$ 2,563,863,885
At end of period	$1,780,090,889	$1,855,793,544
53
See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2023
Consolidated Financial Highlights

	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31,
Ratios/Supplemental Data		2022	2021	2020	2019	2018
Ratios (as a percentage of average daily net assets):
Expenses (1)	0.90% (2)(3)	0.73%	0.70%	0.66%	0.65%	0.70%
Net investment income	6.29% (2)	5.49%	4.60%	4.53%	5.41%	4.64%
Portfolio Turnover	95% (4)	81%	88%	81%	61%	78%
Total Return	6.26% (4)	(3.93)%	4.52%	4.03%	6.56%	(2.60)%
Net assets, end of period (000’s omitted)	$1,780,091	$1,855,794	$2,563,864	$3,165,729	$3,559,727	$4,864,519
(1)	Includes interest and/or dividend expense, including on securities sold short and/or reverse repurchase agreements if applicable, of 0.24%, 0.08%, 0.06%, 0.01%, 0.01% and 0.04% of average daily net assets for the six months ended April 30, 2023 and the years ended October 31, 2022, 2021, 2020, 2019 and 2018, respectively.
(2)	Annualized.
(3)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to 0.01% and less than 0.01% of average daily net assets for the six months ended April 30, 2023 and the year ended October 31, 2022, respectively).
(4)	Not annualized.
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Notes to Consolidated Financial Statements (Unaudited)

1  Significant Accounting Policies
Global Macro Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2023, Eaton Vance Global Macro Absolute Return Fund held an interest of approximately 100% in the Portfolio.
The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GMP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at April 30, 2023 were $17,238,544 or 1.0% of the Portfolio’s consolidated net assets. The accompanying consolidated financial statements include the accounts of the Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.
The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Derivatives. U.S. exchange-traded options are valued at the mean between the bid and ask prices at valuation time as reported by the Options Price Reporting Authority. Non-U.S. exchange-traded options and over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded, with adjustments for fair valuation for certain foreign futures contracts as described below. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Non-deliverable bond forward contracts are generally valued based on the current price of the underlying bond as provided by a third party pricing service and current interest rates. Swaps and options on credit default swaps ("swaptions") are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. In the case of total return swaps, pricing service valuations are based on the value of the underlying index or instrument and reference interest rate. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers.
Foreign Securities, Futures Contracts and Currencies. Foreign securities, futures contracts and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities and certain exchange-traded foreign futures contracts generally is determined as of the close of trading on the principal exchange on which such securities and contracts trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities and certain foreign futures contracts to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities and foreign futures contracts that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities and foreign futures contracts to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities and foreign futures contracts.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
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Notes to Consolidated Financial Statements (Unaudited) — continued

Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Portfolio’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Portfolio has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment, no amounts are reflected in the Portfolio’s financial statements for such outstanding reclaims.
D   Federal and Other Taxes—The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.
In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.
The Subsidiary is treated as a controlled foreign corporation under the Internal Revenue Code and is not expected to be subject to U.S. federal income tax. The Portfolio is treated as a U.S. shareholder of the Subsidiary. As a result, the Portfolio is required to include in gross income for U.S. federal tax purposes all of the Subsidiary’s income, whether or not such income is distributed by the Subsidiary. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by the Portfolio.
As of April 30, 2023, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
F  Unfunded Loan Commitments—The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower's discretion. These commitments, if any, are disclosed in the accompanying Consolidated Portfolio of Investments.
G  Use of Estimates—The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
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H   Indemnifications—Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.
I  Futures Contracts—Upon entering into a futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, index or commodity, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.
J  Forward Foreign Currency Exchange and Non-Deliverable Bond Forward Contracts—The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. While forward foreign currency exchange contracts are privately negotiated agreements between the Portfolio and a counterparty, certain contracts may be “centrally cleared”, whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared contracts, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared contracts, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The Portfolio may also enter into non-deliverable bond forward contracts for the purchase of a bond denominated in a non-deliverable foreign currency at a fixed price on a future date. For non-deliverable bond forward contracts, unrealized gains and losses, based on changes in the value of the contract, and realized gains and losses are accounted for as described above. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. In the case of centrally cleared contracts, counterparty risk is minimal due to protections provided by the CCP.
K  Purchased Options—Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. As the purchaser of an index option, the Portfolio has the right to receive a cash payment equal to any depreciation in the value of the index below the exercise price of the option (in the case of a put) or equal to any appreciation in the value of the index over the exercise price of the option (in the case of a call) as of the valuation date of the option. If an option which the Portfolio had purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Portfolio exercises a put option on a security, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option on a security, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.
L  Written Options—Upon the writing of a call or a put option, the premium received by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Portfolio is required to deliver an amount of cash determined by the excess of the exercise price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the exercise price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Portfolio may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.
M  Interest Rate Swaps— Swap contracts are privately negotiated agreements between the Portfolio and a counterparty. Certain swap contracts may be centrally cleared. Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made, including amortization of upfront payments/receipts, if any (which are amortized over the life of the swap contract), are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally
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cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.
N  Inflation Swaps—Pursuant to inflation swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark index in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) in exchange for floating-rate payments based on the return of a benchmark index. By design, the benchmark index is an inflation index, such as the Consumer Price Index. The accounting policy for payments received or made and changes in the underlying value of the inflation swap are the same as for interest rate swaps as described above. The value of the swap is determined by changes in the relationship between the rate of interest and the benchmark index. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from the unanticipated movements in value of interest rates or the index.
O  Cross-Currency Swaps—Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.
P  Credit Default Swaps—When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or CCP in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments and receipts, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments or receipts for non-centrally cleared swaps are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments or receipts, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 6 and 10. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
Q  Total Return Swaps—In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index for a specified period of time. In return, the buyer pays the counterparty a fixed or variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.
R  Swaptions—A purchased swaption contract grants the Portfolio, in return for payment of the purchase price, the right, but not the obligation, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. When the Portfolio purchases a swaption, the premium paid to the writer is recorded as an investment and subsequently marked-to-market to reflect the current value of the swaption. A written swaption gives the Portfolio the obligation, if exercised by the purchaser, to enter into a swap contract according to the terms of the underlying agreement. When the Portfolio writes a swaption, the premium received by the Portfolio is recorded as a liability and subsequently marked-to-market to reflect the current value of the swaption. When a swaption is exercised, the cost of the swap is adjusted by the amount of the premium paid or received. When a swaption expires or an unexercised swaption is closed, a gain or loss is recognized in the amount of the premium paid or received, plus the cost to close. The Portfolio’s risk for purchased swaptions is limited to the premium paid. The writer of a swaption
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bears the risk of unfavorable changes in the preset terms of the underlying swap contract. Purchased swaptions traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.
S  Repurchase Agreements—A repurchase agreement is the purchase by the Portfolio of securities from a counterparty in exchange for cash that is coupled with an agreement to resell those securities to the counterparty at a specified date and price. When a repurchase agreement is entered, the Portfolio typically receives securities with a value that equals or exceeds the repurchase price, including any accrued interest earned on the agreement. The value of such securities will be marked-to-market daily, and cash or additional securities will be exchanged between the parties as needed. Except in the case of a repurchase agreement entered to settle a short sale, the value of the securities delivered to the Portfolio will be at least equal to 90% of the repurchase price during the term of the repurchase agreement. The terms of a repurchase agreement entered to settle a short sale may provide that the cash purchase price paid by the Portfolio is more than the value of purchased securities that effectively collateralize the repurchase price payable by the counterparty. In the event of insolvency of the counterparty to a repurchase agreement, recovery of the repurchase price owed to the Portfolio may be delayed. Such an insolvency also may result in a loss to the extent that the value of the purchased securities decreases during the delay or that value has otherwise not been maintained at an amount at least equal to the repurchase price.
T  Reverse Repurchase Agreements—Under a reverse repurchase agreement, the Portfolio temporarily transfers possession of a portfolio security to another party, such as a bank or broker/dealer, in return for cash. At the same time, the Portfolio agrees to repurchase the security at an agreed upon time and price, which reflects an interest payment. In periods of increased demand for a security, the Portfolio may receive a payment from the counterparty for the use of the security, which is recorded as interest income. Because the Portfolio retains effective control over the transferred security, the transaction is accounted for as a secured borrowing. The Portfolio may enter into such agreements when it believes it is able to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. When the Portfolio enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Portfolio’s assets. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds (and the counterparty making a loan), they constitute a form of leverage. The Portfolio segregates cash or liquid assets equal to its obligation to repurchase the security. During the term of the agreement, the Portfolio may also be obligated to pledge additional cash and/or securities in the event of a decline in the fair value of the transferred security. In the event the counterparty to a reverse repurchase agreement becomes insolvent, recovery of the security transferred by the Portfolio may be delayed or the Portfolio may incur a loss equal to the amount by which the value of the security transferred by the Portfolio exceeds the repurchase price payable by the Portfolio.
U  Securities Sold Short—A short sale is a transaction in which the Portfolio sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer with an obligation to replace such borrowed security at a later date. Until the security is replaced, the Portfolio is required to repay the lender any dividends or interest, which accrue during the period of the loan. The proceeds received from a short sale are recorded as a liability and the Portfolio records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination. A gain, limited to the price at which the Portfolio sold the security short, or a loss, potentially unlimited as there is no upward limit on the price of a security, is recorded when the short position is terminated. Interest and dividends payable on securities sold short are recorded as an expense.
V  Stripped Mortgage-Backed Securities—The Portfolio may invest in Interest Only (IO) and Principal Only (PO) securities, forms of stripped mortgage-backed securities, whereby the IO security receives all the interest and the PO security receives all the principal on a pool of mortgage assets. The yield to maturity on an IO security is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the yield to maturity from these securities. If the underlying mortgages experience greater than anticipated prepayments of principal, the Portfolio may fail to recoup its initial investment in an IO security. The market value of IO and PO securities can be unusually volatile due to changes in interest rates.
W  Interim Consolidated Financial Statements—The interim consolidated financial statements relating to April 30, 2023 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the consolidated financial statements.
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2  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Portfolio and the Subsidiary. The Portfolio and Subsidiary each pay BMR a fee computed at an annual rate as a percentage of its respective average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.615%
$500 million but less than $1 billion	0.595%
$1 billion but less than $1.5 billion	0.575%
$1.5 billion but less than $2 billion	0.555%
$2 billion but less than $3 billion	0.520%
$3 billion but less than $5 billion	0.490%
$5 billion but less than $10 billion	0.475%
$10 billion and over	0.465%
BMR contractually agreed to reduce its investment advisory fee rate on average daily net assets of $5 billion and over from 0.490% to the rates as stated above. This contractual reduction cannot be terminated or reduced without Trustee and shareholder approval. In determining the investment adviser fee for the Portfolio and Subsidiary, the applicable advisory fee rate is based on the average daily net assets of the Portfolio (inclusive of its interest in the Subsidiary). Such fee rate is then assessed separately on the Portfolio’s average daily net assets (exclusive of its interest in the Subsidiary) and the Subsidiary’s average daily net assets to determine the amount of the investment adviser fee. For the six months ended April 30, 2023, the Portfolio’s investment adviser fee amounted to $5,300,947 or 0.59% (annualized) of the Portfolio’s consolidated average daily net assets.
The Portfolio may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Portfolio is reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Fund. For the six months ended April 30, 2023, the investment adviser fee paid was reduced by $101,773 relating to the Portfolio’s investment in the Liquidity Fund.
Pursuant to an investment sub-advisory agreement, BMR has delegated a portion of the investment management of the Portfolio to Eaton Vance Advisers International Ltd. (EVAIL), an affiliate of BMR and an indirect, wholly-owned subsidiary of Morgan Stanley. BMR pays EVAIL a portion of its investment adviser fee for sub-advisory services provided to the Portfolio.
Trustees and officers of the Portfolio who are members of BMR’s organization receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2023, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organization.
3  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and securities sold short, for the six months ended April 30, 2023 were as follows:
	Purchases	Sales
Investments (non-U.S. Government)	$ 1,219,674,532	$ 1,244,870,214
U.S. Government and Agency Securities	102,950,997	56,877,149
	$1,322,625,529	$1,301,747,363
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4  Federal Income Tax Basis of Investments
The cost and unrealized appreciation (depreciation) of investments of the Portfolio, including open derivative contracts and the Portfolio's investment in the Subsidiary, at April 30, 2023, as determined on a federal income tax basis, were as follows:
Aggregate cost	$1,998,519,838
Gross unrealized appreciation	$ 40,738,126
Gross unrealized depreciation	(419,228,101)
Net unrealized depreciation	$ (378,489,975)
5  Restricted Securities
At April 30, 2023, the Portfolio owned the following securities (representing 0.5% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued by the investment adviser as the Trustees’ valuation designee.
Description	Date(s) of Acquisition	Shares	Cost	Value
Reinsurance Side Cars
Mt. Logan Re, Ltd., Series A-1	12/30/20	4,400	$ 4,400,000	$ 3,820,362
Sussex Capital, Ltd., Designated Investment Series 16, 12/21	11/30/22	817	811,902	295,935
Sussex Capital, Ltd., Designated Investment Series 16, 11/22	1/24/22	793	792,084	824,455
Sussex Capital, Ltd., Series 16, Preference Shares	6/1/21	5,500	3,896,014	4,747,637
Total Restricted Securities			$9,900,000	$9,688,389
6  Financial Instruments
The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options, forward foreign currency exchange contracts, non-deliverable bond forward contracts, futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2023 is included in the Consolidated Portfolio of Investments. At April 30, 2023, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.
In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:
Commodity Risk: During the six months ended April 30, 2023, the Portfolio invested in commodities-linked derivative instruments, including commodity futures contracts and total return swap contracts based on commodity indices, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative instruments are used to enhance total return and/or as a substitute for the purchase or sale of commodities and to manage certain investment risks.
Credit Risk: The Portfolio enters into credit default swap contracts and swaptions to manage certain investment risks and/or to enhance total return or as a substitute for the purchase or sale of securities.
Equity Price Risk: The Portfolio enters into equity index futures contracts and total return swaps to enhance total return and/or to manage certain investment risks.
Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts, currency options and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.
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Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including non-deliverable bond forward contracts, interest rate futures contracts, interest rate swaps, inflation swaps, cross-currency swaps and option contracts to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.
The Portfolio enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2023, the fair value of derivatives with credit-related contingent features in a net liability position was $13,541,726. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $12,662,440 at April 30, 2023.
The OTC derivatives in which the Portfolio invests (except for written options as the Portfolio, not the counterparty, is obligated to perform) are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio (and Subsidiary) has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio (and Subsidiary) may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.
The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio (and Subsidiary) and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Consolidated Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Consolidated Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at April 30, 2023 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 10) at April 30, 2023. Because the Subsidiary is not registered under the 1940 Act, it may not be able to negotiate terms with its counterparties that are equivalent to those a registered portfolio may negotiate. As a result, the Subsidiary may have greater exposure to those counterparties than a registered portfolio.
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The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2023 was as follows:
	Fair Value
Consolidated Statement of Assets and Liabilities Caption	Commodity	Credit	Equity Price	Foreign Exchange	Interest Rate	Total
Unaffiliated investments, at value	$ —	$ 814,800	$ —	$ 1,355,950	$ —	$ 2,170,750
Not applicable	—	35,534,666*	78,553*	2,295,264*	24,104,889*	62,013,372
Receivable for open forward foreign currency exchange contracts	—	—	—	9,673,254	—	9,673,254
Receivable/Payable for open swap contracts; Upfront payments/receipts on open non-centrally cleared swap contracts	—	1,999,421	65,840	—	171,040	2,236,301
Receivable for open non-deliverable bond forward contracts	—	—	—	—	290,058	290,058
Total Asset Derivatives	$ —	$ 38,348,887	$ 144,393	$ 13,324,468	$ 24,565,987	$ 76,383,735
Derivatives not subject to master netting or similar agreements	$ —	$ 35,534,666	$ 78,553	$ 2,295,264	$ 24,104,889	$ 62,013,372
Total Asset Derivatives subject to master netting or similar agreements	$ —	$ 2,814,221	$ 65,840	$ 11,029,204	$ 461,098	$ 14,370,363
Written options outstanding, at value	$ —	$ —	$ —	$ (149,324)	$ —	$ (149,324)
Not applicable	—	(20,286,071)*	(653,499)*	(11,408,440)*	(19,322,327)*	(51,670,337)
Payable for open forward foreign currency exchange contracts	—	—	—	(9,263,311)	—	(9,263,311)
Payable/Receivable for open swap contracts; Upfront payments/receipts on open non-centrally cleared swap contracts	(119,574)	(1,659,185)	—	—	(1,492,270)	(3,271,029)
Payable for open non-deliverable bond forward contracts	—	—	—	—	(858,062)	(858,062)
Total Liability Derivatives	$(119,574)	$(21,945,256)	$(653,499)	$(20,821,075)	$(21,672,659)	$(65,212,063)
Derivatives not subject to master netting or similar agreements	$ —	$(20,286,071)	$(653,499)	$(11,408,440)	$(19,322,327)	$(51,670,337)
Total Liability Derivatives subject to master netting or similar agreements	$(119,574)	$ (1,659,185)	$ —	$ (9,412,635)	$ (2,350,332)	$(13,541,726)
*	Only the current day’s variation margin on open futures contracts and centrally cleared derivatives is reported within the Consolidated Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts and centrally cleared derivatives, as applicable.
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The Portfolio's derivative assets and liabilities at fair value by risk, which are reported gross in the Consolidated Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio's derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio (and Subsidiary) for such assets and pledged by the Portfolio (and Subsidiary) for such liabilities as of April 30, 2023.
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)	Total Cash Collateral Received
Bank of America, N.A.	$ 669,645	$ (669,645)	$ —	$ —	$ —	$ —
Barclays Bank PLC	1,198,926	(657,198)	(541,728)	—	—	—
BNP Paribas	61,942	(61,942)	—	—	—	—
Citibank, N.A.	534,711	(534,711)	—	—	—	—
Credit Agricole Corporate and Investment Bank	74,112	—	—	(74,112)	—	110,000
Deutsche Bank AG	184,748	(102,935)	—	(81,813)	—	130,000
Goldman Sachs International	7,944,530	(4,648,805)	—	(3,295,725)	—	3,550,000
HSBC Bank USA, N.A.	526,406	(20,414)	(505,992)	—	—	—
ICBC Standard Bank plc	11,099	—	—	—	11,099	—
JPMorgan Chase Bank, N.A.	872,781	(284,407)	—	—	588,374	—
Standard Chartered Bank	1,575,522	(1,575,522)	—	—	—	—
UBS AG	715,941	(715,941)	—	—	—	—
	$14,370,363	$(9,271,520)	$(1,047,720)	$(3,451,650)	$599,473	$3,790,000

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)	Total Cash Collateral Pledged
Bank of America, N.A.	$ (851,970)	$ 669,645	$ —	$ —	$ (182,325)	$ —
Barclays Bank PLC	(657,198)	657,198	—	—	—	—
BNP Paribas	(931,604)	61,942	780,380	—	(89,282)	—
Citibank, N.A.	(1,991,507)	534,711	1,456,796	—	—	—
Deutsche Bank AG	(102,935)	102,935	—	—	—	—
Goldman Sachs International	(4,648,805)	4,648,805	—	—	—	—
HSBC Bank USA, N.A.	(20,414)	20,414	—	—	—	—
JPMorgan Chase Bank, N.A.	(284,407)	284,407	—	—	—	—
Nomura International PLC	(143,053)	—	143,053	—	—	—
Standard Chartered Bank	(3,120,905)	1,575,522	1,545,383	—	—	—
State Street Bank and Trust Company	(59,119)	—	—	—	(59,119)	—
UBS AG	(729,809)	715,941	—	—	(13,868)	—
	$(13,541,726)	$9,271,520	$3,925,612	$ —	$(344,594)	$ —
Total — Deposits for derivatives collateral — OTC derivatives						$3,790,000
(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount due from the counterparty in the event of default.
(c)	Net amount represents the net amount payable to the counterparty in the event of default.
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The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Consolidated Statement of Operations by risk exposure for the six months ended April 30, 2023 was as follows:
Consolidated Statement of Operations Caption	Commodity	Credit	Equity Price	Foreign Exchange	Interest Rate	Total
Net realized gain (loss):
Investment transactions	$ —	$ —	$ —	$ 996,408	$ (1,284,303)	$ (287,895)
Futures contracts	3,442,667	—	(1,508,391)	—	16,765,582	18,699,858
Swap contracts	4,356,420	(11,393,855)	(3,873,692)	—	956,045	(9,955,082)
Forward foreign currency exchange contracts	—	—	—	(6,061,453)	—	(6,061,453)
Non-deliverable bond forward contracts	—	—	—	—	5,787,037	5,787,037
Total	$ 7,799,087	$(11,393,855)	$(5,382,083)	$ (5,065,045)	$ 22,224,361	$ 8,182,465
Change in unrealized appreciation (depreciation):
Investments	$ —	$ —	$ —	$ 209,335	$ 1,284,282	$ 1,493,617
Written options	—	—	—	64,823	—	64,823
Futures contracts	(4,048,041)	—	(240,841)	—	(26,442,860)	(30,731,742)
Swap contracts	(119,574)	(5,941,782)	65,840	—	(8,152,123)	(14,147,639)
Forward foreign currency exchange contracts	—	—	—	(29,693,382)	—	(29,693,382)
Non-deliverable bond forward contracts	—	—	—	—	(1,540,050)	(1,540,050)
Total	$(4,167,615)	$ (5,941,782)	$ (175,001)	$(29,419,224)	$(34,850,751)	$(74,554,373)
The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended April 30, 2023, which are indicative of the volume of these derivative types, were approximately as follows:
Futures Contracts — Long	Futures Contracts — Short	Forward Foreign Currency Exchange Contracts*	Non-Deliverable Bond Forward Contracts	Purchased Swaptions
$29,365,000	$443,865,000	$1,864,999,000	$103,115,000	$8,000,000
Purchased Call Options	Swap Contracts
$308,800,000	$2,835,043,000
*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.
The average principal amount of purchased and written currency options contracts outstanding during the six months ended April 30, 2023, which are indicative of the volume of these derivative types, were approximately $32,660,000 and $29,627,000, respectively.
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7  Line of Credit
The Portfolio participates with other portfolios and funds managed by BMR and its affiliates in a $725 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 24, 2023. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2022, an arrangement fee totaling $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2023.
8  Reverse Repurchase Agreements
There were no reverse repurchase agreements outstanding as of April 30, 2023. For the six months ended April 30, 2023, the average borrowings under settled reverse repurchase agreements and the average annual interest rate paid were approximately $4,199,000 and 3.00%, respectively.
9  Affiliated Investments
At April 30, 2023, the value of the Portfolio's investment in funds that may be deemed to be affiliated was $60,484,763, which represents 3.4% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the six months ended April 30, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$205,847,417	$625,449,547	$(770,812,201)	$ —	$ —	$60,484,763	$2,700,238	60,484,763
10  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At April 30, 2023, the hierarchy of inputs used in valuing the Portfolio's investments and open derivative instruments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$ 3,460,156	$ —	$ 3,460,156
Collateralized Mortgage Obligations	—	55,764,185	—	55,764,185
Common Stocks	4,394,646	54,706,467*	447,814	59,548,927
Convertible Bonds	—	5,366,171	—	5,366,171
Foreign Corporate Bonds	—	93,332,653	0	93,332,653
Loan Participation Notes	—	—	32,936,790	32,936,790
Reinsurance Side Cars	—	—	13,248,777	13,248,777
Senior Floating-Rate Loans	—	16,577,984	392,940	16,970,924
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Asset Description (continued)	Level 1	Level 2	Level 3	Total
Sovereign Government Bonds	$ —	$ 928,480,968	$ —	$ 928,480,968
Sovereign Loans	—	71,005,110	—	71,005,110
U.S. Government Agency Mortgage-Backed Securities	—	35,107,635	—	35,107,635
U.S. Government Guaranteed Small Business Administration Loans	—	10,657,288	—	10,657,288
U.S. Treasury Obligations	—	110,961,747	—	110,961,747
Warrants	62,667	—	—	62,667
Miscellaneous	—	—	0	0
Short-Term Investments:
Affiliated Fund	60,484,763	—	—	60,484,763
Repurchase Agreements	—	83,264,664	—	83,264,664
Sovereign Government Securities	—	2,413,699	—	2,413,699
U.S. Treasury Obligations	—	128,535,807	—	128,535,807
Purchased Currency Options	—	1,355,950	—	1,355,950
Purchased Credit Default Swaptions	—	814,800	—	814,800
Total Investments	$ 64,942,076	$ 1,601,805,284	$ 47,026,321	$ 1,713,773,681
Forward Foreign Currency Exchange Contracts	$ —	$ 11,968,518	$ —	$ 11,968,518
Non-Deliverable Bond Forward Contracts	—	290,058	—	290,058
Futures Contracts	78,553	—	—	78,553
Swap Contracts	—	61,875,856	—	61,875,856
Total	$ 65,020,629	$ 1,675,939,716	$ 47,026,321	$ 1,787,986,666
Liability Description
Securities Sold Short	$ —	$ (80,164,946)	$ —	$ (80,164,946)
Written Currency Options	—	(149,324)	—	(149,324)
Forward Foreign Currency Exchange Contracts	—	(20,671,751)	—	(20,671,751)
Non-Deliverable Bond Forward Contracts	—	(858,062)	—	(858,062)
Futures Contracts	(6,591,488)	(653,499)	—	(7,244,987)
Swap Contracts	—	(36,287,939)	—	(36,287,939)
Total	$ (6,591,488)	$ (138,785,521)	$ —	$ (145,377,009)
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
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The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
	Common Stocks	Foreign Corporate Bonds	Loan Participation Notes	Reinsurance Side Cars*	Senior Floating-Rate Loans	Sovereign Government Bonds	Sovereign Government Securities	Total
Balance as of October 31, 2022	$327,036	$ 0	$41,080,024	$11,925,129	$425,756	$ 52,679,548	$ 4,103,850	$ 110,541,343
Realized gains (losses)	—	—	(936,274)	—	5,156	—	—	(931,118)
Change in net unrealized appreciation (depreciation)	120,778	—	97,690	1,387,169	(10,111)	—	—	1,595,526
Cost of purchases	—	—	—	2,800,000	—	—	—	2,800,000
Proceeds from sales, including return of capital	—	—	(7,304,650)	(2,863,521)	(50,550)	—	—	(10,218,721)
Accrued discount (premium)	—	—	—	—	22,689	—	—	22,689
Transfers to Level 3	—	—	—	—	—	—	—	—
Transfers from Level 3(1)	—	—	—	—	—	(52,679,548)	(4,103,850)	(56,783,398)
Balance as of April 30, 2023	$447,814	$ 0	$32,936,790	$13,248,777	$392,940	$ —	$ —	$ 47,026,321
Change in net unrealized appreciation (depreciation) on investments still held as of April 30, 2023	$120,778	$ —	$ (761,498)	$ 1,095,865	$ (15,135)	$ —	$ —	$ 440,010
*	The Portfolio’s investments in Reinsurance Side Cars were primarily valued on the basis of broker quotations.
(1)	Transferred from Level 3 based on the observability of valuation inputs resulting from new market activity.
Not included in the table above are investments in securities categorized as Miscellaneous in the Portfolio of Investments which were acquired at $0 cost and valued at $0 at April 30, 2023.
The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 investments held as of April 30, 2023:
Type of Investment	Fair Value as of April 30, 2023	Valuation Technique	Unobservable Input	Input	Impact to Valuation from an Increase to Input*
Common Stocks	$ 447,814	Market Approach	EBITDA Multiple Discount Rate	15%	Decrease
Foreign Corporate Bonds	0	Estimated Recovery Value	Estimated Recovery Value Percentage	0%	Increase
Loan Participation Notes	32,936,790	Matrix Pricing	Ajdusted Credit Spread to the Central Bank of Uzbekistan Quoted Policy Rate	4.73%	Decrease
Senior Floating-Rate Loans	392,940	Market Approach	Discount Rate	10%	Decrease
*	Represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.
11  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
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April 30, 2023
Notes to Consolidated Financial Statements (Unaudited) — continued

Emerging market securities often involve greater risks than developed market securities. Investment markets within emerging market countries are typically smaller, less liquid, less developed and more volatile than those in more developed markets like the United States, and may be focused in certain economic sectors. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets. Governmental actions can have a significant effect on the economic conditions in emerging market countries. It may be more difficult to make a claim or obtain a judgment in the courts of these countries than it is in the United States. The possibility of fraud, negligence, undue influence being exerted by an issuer or refusal to recognize ownership exists in some emerging markets. Disruptions due to work stoppages and trading improprieties in foreign securities markets have caused such markets to close. Emerging market securities are also subject to speculative trading, which contributes to their volatility.
Economic data as reported by sovereign entities may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a sovereign entity to restructure defaulted debt may be limited. Therefore, losses on sovereign defaults may far exceed the losses from the default of a similarly rated U.S. debt issuer.
On February 24, 2022, Russia launched an invasion of Ukraine, following rising tensions over the buildup of Russian troops along the Ukrainian border and joint military exercises by Russia with Belarus. In response to the invasion, many countries, including the U.S., have imposed economic sanctions on Russian governmental institutions, Russian entities, and Russian individuals. The conflict and sanctions have had a negative impact on the Russian economy, on the Russian currency, and on investments having exposure to Russia, Belarus and Ukraine. The conflict could also have a significant effect on investments outside the region. The duration and extent of the military conflict with Russia and the related sanctions cannot be predicted at this time.
LIBOR Transition Risk
Certain instruments held by the Portfolio may pay an interest rate based on the London Interbank Offered Rate (“LIBOR”), which is the average offered rate for various maturities of short-term loans between certain major international banks. LIBOR is used throughout global banking and financial industries to determine interest rates for a variety of financial instruments (such as debt instruments and derivatives) and borrowing arrangements. The ICE Benchmark Administration Limited, the administrator of LIBOR, ceased publishing certain LIBOR settings on December 31, 2021, and is expected to cease publishing the remaining LIBOR settings on June 30, 2023. Although the transition process away from LIBOR has become increasingly well-defined, the impact on certain debt securities, derivatives and other financial instruments that utilize LIBOR remains uncertain. The phase-out of LIBOR may result in, among other things, increased volatility or illiquidity in markets for instruments based on LIBOR and changes in the value of such instruments.
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks of disease, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and industries, and could continue to affect the market in significant and unforeseen ways. Other epidemics and pandemics that may arise in the future may have similar effects. Any such impact could adversely affect the Portfolio's performance, or the performance of the securities in which the Portfolio invests.
69

Eaton Vance
Global Macro Absolute Return Fund
April 30, 2023
Officers and Trustees

Officers of Eaton Vance Global Macro Absolute Return Fund and Global Macro Portfolio
Eric A. Stein President	Nicholas S. Di Lorenzo Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Richard F. Froio Chief Compliance Officer
James F. Kirchner Treasurer
Trustees of Eaton Vance Global Macro Absolute Return Fund and Global Macro Portfolio
George J. Gorman Chairperson
Alan C. Bowser
Thomas E. Faust Jr.*
Mark R. Fetting
Cynthia E. Frost
Valerie A. Mosley
Anchal Pachnanda*(1)
Keith Quinton
Marcus L. Smith
Susan J. Sutherland
Scott E. Wennerholm
Nancy A. Wiser

*	Interested Trustee
(1)	Ms. Pachnanda began serving as Trustee effective April 1, 2023.
70

Eaton Vance Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
71

Eaton Vance Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
72

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.
73

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This Page Intentionally Left Blank

Investment Adviser of Global Macro Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110
Investment Adviser and Administrator of Eaton Vance Global
Macro Absolute Return Fund
Eaton Vance Management
Two International Place
Boston, MA 02110
Investment Sub-Adviser
Eaton Vance Advisers International Ltd.
125 Old Broad Street
London, EC2N 1AR
United Kingdom
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 534439
Pittsburgh, PA 15253-4439
(800) 262-1122
Fund Offices
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7757    4.30.23

Eaton Vance
Short Duration Strategic
Income Fund
Semiannual Report
April 30, 2023

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund's adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2023
Eaton Vance
Short Duration Strategic Income Fund

Eaton Vance
Short Duration Strategic Income Fund
April 30, 2023
Performance

Portfolio Manager(s) Eric A. Stein, CFA, Andrew Szczurowski, CFA, Justin Bourgette, CFA and Brian Shaw, CFA
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	01/23/1998	11/26/1990	5.46%	1.86%	2.83%	2.67%
Class A with 3.25% Maximum Sales Charge	—	—	1.99	(1.43)	2.15	2.33
Class C at NAV	05/25/1994	11/26/1990	5.17	1.13	2.07	2.06
Class C with 1% Maximum Deferred Sales Charge	—	—	4.17	0.18	2.07	2.06
Class I at NAV	04/03/2009	11/26/1990	5.59	2.11	3.09	2.93
Class R at NAV	08/03/2009	11/26/1990	5.48	1.76	2.61	2.43

Bloomberg U.S. Aggregate Bond Index	—	—	6.91%	(0.43)%	1.18%	1.32%
% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I	Class R
	1.12%	1.87%	0.87%	1.37%
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
2

Eaton Vance
Short Duration Strategic Income Fund
April 30, 2023
Fund Profile

Allocation to Portfolios and Funds (% of net assets)
Asset Allocation (% of net assets)[1]

Footnotes:
Fund primarily invests in one or more affiliated investment companies (Portfolios). Unless otherwise noted, references to investments are to the aggregate holdings of the Fund, including its pro-rata share of each Portfolio in which it invests.
[1]	Other Net Assets represents other assets less liabilities and includes any investment type that represents less than 1% of net assets.
2 Net of TBA sale commitments.
3 Net of securities sold short.
4 Net of unfunded loan commitments.
3

Eaton Vance
Short Duration Strategic Income Fund
April 30, 2023
Endnotes and Additional Disclosures

[1]	Bloomberg U.S. Aggregate Bond Index is an unmanaged index of domestic investment-grade bonds, including corporate, government and mortgage-backed securities. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years. Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase.
[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
Fund profile subject to change due to active management.
4

Eaton Vance
Short Duration Strategic Income Fund
April 30, 2023
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2022 to April 30, 2023).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (11/1/22)	Ending Account Value (4/30/23)	Expenses Paid During Period* (11/1/22 – 4/30/23)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,054.60	$5.81	1.14%
Class C	$1,000.00	$1,051.70	$9.61	1.89%
Class I	$1,000.00	$1,055.90	$4.54	0.89%
Class R	$1,000.00	$1,054.80	$7.08	1.39%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.14	$5.71	1.14%
Class C	$1,000.00	$1,015.42	$9.44	1.89%
Class I	$1,000.00	$1,020.38	$4.46	0.89%
Class R	$1,000.00	$1,017.90	$6.95	1.39%
*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2022. The Example reflects the expenses of both the Fund and the Portfolios.
5

Eaton Vance
Short Duration Strategic Income Fund
April 30, 2023
Portfolio of Investments (Unaudited)

Investments in Affiliated Portfolios (the Portfolios)
Description	Value	% of Net Assets
Emerging Markets Local Income Portfolio
(identified cost, $173,797,054)	$ 170,919,309	4.8%
Global Macro Absolute Return Advantage Portfolio
(identified cost, $619,286,115)	585,709,270	16.4
Global Opportunities Portfolio
(identified cost, $2,657,408,245)	2,432,334,892	68.3
High Income Opportunities Portfolio
(identified cost, $105,856,660)	94,902,341	2.6
Senior Debt Portfolio
(identified cost, $132,616,664)	128,381,769	3.6
Total Investments in Affiliated Portfolios (identified cost $3,688,964,738)	$3,412,247,581	95.7%

Investments in Affiliated Investment Funds
Security	Shares	Value	% of Net Assets
Fixed Income Funds
Eaton Vance Emerging Markets Debt Opportunities Fund, Class R6	20,253,140	$ 148,455,517	4.2%
Total Investments in Affiliated Investment Funds (identified cost $171,284,875)		$ 148,455,517	4.2%
Total Investments (identified cost, $3,860,249,613)		$3,560,703,098	99.9%
Other Assets, Less Liabilities		$ 2,439,481	0.1%
Net Assets		$3,563,142,579	100.0%
6
See Notes to Financial Statements.

Eaton Vance
Short Duration Strategic Income Fund
April 30, 2023
Statement of Assets and Liabilities (Unaudited)

April 30, 2023
Assets
Affiliated investments, at value (identified cost, $3,860,249,613)	$ 3,560,703,098
Cash	6,990
Receivable for Fund shares sold	9,323,537
Total assets	$3,570,033,625
Liabilities
Payable for Fund shares redeemed	$ 6,181,377
Payable to affiliate:
Distribution and service fees	240,034
Accrued expenses	469,635
Total liabilities	$ 6,891,046
Net Assets	$3,563,142,579
Sources of Net Assets
Paid-in capital	$ 3,993,529,218
Accumulated loss	(430,386,639)
Net Assets	$3,563,142,579
Class A Shares
Net Assets	$ 672,411,988
Shares Outstanding	101,799,877
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 6.61
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$ 6.83
Class C Shares
Net Assets	$ 119,753,449
Shares Outstanding	19,241,685
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 6.22
Class I Shares
Net Assets	$ 2,768,762,555
Shares Outstanding	419,810,953
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 6.60
Class R Shares
Net Assets	$ 2,214,587
Shares Outstanding	334,702
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 6.62
On sales of $100,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
7
See Notes to Financial Statements.

Eaton Vance
Short Duration Strategic Income Fund
April 30, 2023
Statement of Operations (Unaudited)

Six Months Ended
April 30, 2023
Investment Income
Dividends allocated from Portfolios (net of foreign taxes withheld of $47,554)	$ 9,749,737
Dividend income from Affiliated Investment Funds	4,343,521
Interest and other income allocated from Portfolios	99,119,781
Expenses, excluding interest and dividend expense, allocated from Portfolios	(10,732,442)
Interest and dividend expense and fees allocated from Portfolios	(2,163,206)
Total investment income	$100,317,391
Expenses
Distribution and service fees:
Class A	$ 792,440
Class C	626,035
Class R	5,930
Trustees’ fees and expenses	208
Custodian fee	33,779
Transfer and dividend disbursing agent fees	1,047,731
Legal and accounting services	114,317
Printing and postage	277,876
Registration fees	124,325
Miscellaneous	12,288
Total expenses	$ 3,034,929
Net investment income	$ 97,282,462
Realized and Unrealized Gain (Loss)
Net realized gain (loss) allocated from Portfolios:
Investment transactions (net of foreign capital gains taxes of $62,785)	$ (39,562,107)
Securities sold short	(474,461)
TBA sale commitments	(489)
Futures contracts	26,351,442
Swap contracts	(1,797,881)
Forward commodity contracts	134,163
Foreign currency transactions	1,415,600
Forward foreign currency exchange contracts	1,249,090
Non-deliverable bond forward contracts	3,863,938
Net realized loss	$ (8,820,705)
Change in unrealized appreciation (depreciation):
Investments — Affiliated Investment Funds	$ 10,228,046
Change in unrealized appreciation (depreciation) allocated from Portfolios:
Investments (including net increase in accrued foreign capital gains taxes of $79,521)	180,437,138
Written swaptions	6,237,313
Securities sold short	(1,380,481)
TBA sale commitments	(2,464,490)
Futures contracts	(46,137,355)
Swap contracts	(22,075,950)
Forward commodity contracts	(28,341,331)
Foreign currency	1,884,857
Forward foreign currency exchange contracts	(9,187,890)
Non-deliverable bond forward contracts	(519,943)
Net change in unrealized appreciation (depreciation)	$ 88,679,914
Net realized and unrealized gain	$ 79,859,209
Net increase in net assets from operations	$177,141,671
8
See Notes to Financial Statements.

Eaton Vance
Short Duration Strategic Income Fund
April 30, 2023
Statements of Changes in Net Assets

	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 97,282,462	$ 136,470,028
Net realized gain (loss)	(8,820,705)	13,661,196
Net change in unrealized appreciation (depreciation)	88,679,914	(305,868,037)
Net increase (decrease) in net assets from operations	$ 177,141,671	$ (155,736,813)
Distributions to shareholders:
Class A	$ (22,260,315)	$ (30,618,799)
Class C	(3,860,756)	(5,536,045)
Class I	(92,262,518)	(106,704,267)
Class R	(76,998)	(112,637)
Total distributions to shareholders	$ (118,460,587)	$ (142,971,748)
Tax return of capital to shareholders:
Class A	$ —	$ (2,257,703)
Class C	—	(404,971)
Class I	—	(8,027,547)
Class R	—	(8,152)
Total tax return of capital to shareholders	$ —	$ (10,698,373)
Transactions in shares of beneficial interest:
Class A	$ 43,165,341	$ (13,261,126)
Class C	(9,147,582)	(20,128,872)
Class I	434,256,209	442,427,381
Class R	(81,680)	(204,959)
Net increase in net assets from Fund share transactions	$ 468,192,288	$ 408,832,424
Net increase in net assets	$ 526,873,372	$ 99,425,490
Net Assets
At beginning of period	$ 3,036,269,207	$ 2,936,843,717
At end of period	$3,563,142,579	$3,036,269,207
9
See Notes to Financial Statements.

Eaton Vance
Short Duration Strategic Income Fund
April 30, 2023
Financial Highlights

	Class A
	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31,
		2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 6.480	$ 7.180	$ 7.180	$ 7.210	$ 7.180	$ 7.470
Income (Loss) From Operations
Net investment income(1)	$ 0.190	$ 0.302	$ 0.298	$ 0.234	$ 0.337	$ 0.331
Net realized and unrealized gain (loss)	0.170	(0.662)	0.009 (2)	0.227	(0.004)	(0.345)
Total income (loss) from operations	$ 0.360	$ (0.360)	$ 0.307	$ 0.461	$ 0.333	$ (0.014)
Less Distributions
From net investment income	$ (0.230)	$ (0.316)	$ (0.274)	$ (0.491)	$ (0.303)	$ (0.108)
From net realized gain	—	(0.001)	(0.002)	—	—	—
Tax return of capital	—	(0.023)	(0.031)	—	—	(0.168)
Total distributions	$ (0.230)	$ (0.340)	$ (0.307)	$ (0.491)	$ (0.303)	$ (0.276)
Net asset value — End of period	$ 6.610	$ 6.480	$ 7.180	$ 7.180	$ 7.210	$ 7.180
Total Return(3)	5.46% (4)	(4.99)%	4.01%	6.83%	4.60%	0.06%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$672,412	$617,011	$697,690	$545,014	$539,448	$565,348
Ratios (as a percentage of average daily net assets):(5)
Expenses (6)	1.14% (7)(8)	1.07% (8)	1.08%	1.11%	1.18%	1.11%
Net investment income	5.78% (7)	4.40%	4.08%	3.30%	4.70%	4.48%
Portfolio Turnover of the Fund(9)	6% (4)	22%	14%	18%	11%	15%
(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Includes the Fund’s share of the Portfolios' allocated expenses.
(6)	Includes interest and/or dividend expense, including on securities sold short and/or reverse repurchase agreements if applicable, of 0.13%, 0.06%, 0.06%, 0.04%, 0.10% and 0.04% of average daily net assets for the six months ended April 30, 2023 and the years ended October 31, 2022, 2021, 2020, 2019 and 2018, respectively.
(7)	Annualized.
(8)	Includes a reduction by the investment adviser of a portion of the Portfolios’ adviser fee due to the Portfolios’ investment in the Liquidity Fund (equal to 0.02% and less than 0.01% of average daily net assets for the six months ended April 30, 2023 and the year ended October 31, 2022).
(9)	Percentage includes both the Fund's contributions to and withdrawals from the Portfolios and purchases and sales of securities held directly by the Fund, if any.
10
See Notes to Financial Statements.

Eaton Vance
Short Duration Strategic Income Fund
April 30, 2023
Financial Highlights   — continued

	Class C
	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31,
		2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 6.100	$ 6.760	$ 6.770	$ 6.800	$ 6.780	$ 7.040
Income (Loss) From Operations
Net investment income(1)	$ 0.156	$ 0.235	$ 0.230	$ 0.172	$ 0.269	$ 0.260
Net realized and unrealized gain (loss)	0.157	(0.623)	(0.002)	0.221	(0.014)	(0.312)
Total income (loss) from operations	$ 0.313	$ (0.388)	$ 0.228	$ 0.393	$ 0.255	$ (0.052)
Less Distributions
From net investment income	$ (0.193)	$ (0.252)	$ (0.212)	$ (0.423)	$ (0.235)	$ (0.081)
From net realized gain	—	(0.001)	(0.002)	—	—	—
Tax return of capital	—	(0.019)	(0.024)	—	—	(0.127)
Total distributions	$ (0.193)	$ (0.272)	$ (0.238)	$ (0.423)	$ (0.235)	$ (0.208)
Net asset value — End of period	$ 6.220	$ 6.100	$ 6.760	$ 6.770	$ 6.800	$ 6.780
Total Return(2)	5.17% (3)	(5.85)%	3.36%	6.02%	3.84%	(0.77)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$119,753	$126,342	$160,918	$201,798	$251,581	$409,686
Ratios (as a percentage of average daily net assets):(4)
Expenses (5)	1.88% (6)(7)	1.82% (7)	1.83%	1.86%	1.93%	1.86%
Net investment income	5.03% (6)	3.63%	3.35%	2.57%	3.98%	3.73%
Portfolio Turnover of the Fund(8)	6% (3)	22%	14%	18%	11%	15%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Includes the Fund’s share of the Portfolios' allocated expenses.
(5)	Includes interest and/or dividend expense, including on securities sold short and/or reverse repurchase agreements if applicable, of 0.13%, 0.06%, 0.06%, 0.04%, 0.10% and 0.04% of average daily net assets for the six months ended April 30, 2023 and the years ended October 31, 2022, 2021, 2020, 2019 and 2018, respectively.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of the Portfolios’ adviser fee due to the Portfolios’ investment in the Liquidity Fund (equal to 0.02% and less than 0.01% of average daily net assets for the six months ended April 30, 2023 and the year ended October 31, 2022).
(8)	Percentage includes both the Fund's contributions to and withdrawals from the Portfolios and purchases and sales of securities held directly by the Fund, if any.
11
See Notes to Financial Statements.

Eaton Vance
Short Duration Strategic Income Fund
April 30, 2023
Financial Highlights   — continued

	Class I
	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31,
		2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 6.470	$ 7.160	$ 7.170	$ 7.200	$ 7.170	$ 7.460
Income (Loss) From Operations
Net investment income(1)	$ 0.198	$ 0.320	$ 0.313	$ 0.252	$ 0.354	$ 0.349
Net realized and unrealized gain (loss)	0.170	(0.653)	0.002 (2)	0.226	(0.004)	(0.345)
Total income (loss) from operations	$ 0.368	$ (0.333)	$ 0.315	$ 0.478	$ 0.350	$ 0.004
Less Distributions
From net investment income	$ (0.238)	$ (0.331)	$ (0.290)	$ (0.508)	$ (0.320)	$ (0.115)
From net realized gain	—	(0.001)	(0.002)	—	—	—
Tax return of capital	—	(0.025)	(0.033)	—	—	(0.179)
Total distributions	$ (0.238)	$ (0.357)	$ (0.325)	$ (0.508)	$ (0.320)	$ (0.294)
Net asset value — End of period	$ 6.600	$ 6.470	$ 7.160	$ 7.170	$ 7.200	$ 7.170
Total Return(3)	5.59% (4)	(4.77)%	4.27%	7.10%	4.87%	0.30%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,768,763	$2,290,663	$2,075,516	$967,716	$919,828	$1,170,337
Ratios (as a percentage of average daily net assets):(5)
Expenses (6)	0.88% (7)(8)	0.82% (8)	0.83%	0.84%	0.91%	0.85%
Net investment income	6.03% (7)	4.67%	4.30%	3.55%	4.95%	4.73%
Portfolio Turnover of the Fund(9)	6% (4)	22%	14%	18%	11%	15%
(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	Includes the Fund’s share of the Portfolios' allocated expenses.
(6)	Includes interest and/or dividend expense, including on securities sold short and/or reverse repurchase agreements if applicable, of 0.13%, 0.06%, 0.06%, 0.04%, 0.10% and 0.04% of average daily net assets for the six months ended April 30, 2023 and the years ended October 31, 2022, 2021, 2020, 2019 and 2018, respectively.
(7)	Annualized.
(8)	Includes a reduction by the investment adviser of a portion of the Portfolios’ adviser fee due to the Portfolios’ investment in the Liquidity Fund (equal to 0.02% and less than 0.01% of average daily net assets for the six months ended April 30, 2023 and the year ended October 31, 2022).
(9)	Percentage includes both the Fund's contributions to and withdrawals from the Portfolios and purchases and sales of securities held directly by the Fund, if any.
12
See Notes to Financial Statements.

Eaton Vance
Short Duration Strategic Income Fund
April 30, 2023
Financial Highlights   — continued

	Class R
	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31,
		2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 6.490	$ 7.190	$ 7.200	$ 7.220	$ 7.190	$ 7.480
Income (Loss) From Operations
Net investment income(1)	$ 0.181	$ 0.285	$ 0.261	$ 0.192	$ 0.300	$ 0.298
Net realized and unrealized gain (loss)	0.171	(0.661)	0.018 (2)	0.262	0.015	(0.330)
Total income (loss) from operations	$ 0.352	$(0.376)	$ 0.279	$ 0.454	$ 0.315	$(0.032)
Less Distributions
From net investment income	$ (0.222)	$ (0.301)	$ (0.258)	$ (0.474)	$ (0.285)	$ (0.101)
From net realized gain	—	(0.001)	(0.002)	—	—	—
Tax return of capital	—	(0.022)	(0.029)	—	—	(0.157)
Total distributions	$(0.222)	$(0.324)	$(0.289)	$(0.474)	$(0.285)	$(0.258)
Net asset value — End of period	$ 6.620	$ 6.490	$ 7.190	$ 7.200	$ 7.220	$ 7.190
Total Return(3)	5.48% (4)	(5.21)%	3.75%	6.56%	4.34%	(0.19)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 2,215	$ 2,254	$ 2,720	$ 2,528	$ 1,949	$ 2,204
Ratios (as a percentage of average daily net assets):(5)
Expenses (6)	1.39% (7)(8)	1.32% (8)	1.33%	1.36%	1.44%	1.36%
Net investment income	5.52% (7)	4.12%	3.57%	2.71%	4.18%	4.03%
Portfolio Turnover of the Fund(9)	6% (4)	22%	14%	18%	11%	15%
(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	Includes the Fund’s share of the Portfolios' allocated expenses.
(6)	Includes interest and/or dividend expense, including on securities sold short and/or reverse repurchase agreements if applicable, of 0.13%, 0.06%, 0.06%, 0.04%, 0.10% and 0.04% of average daily net assets for the six months ended April 30, 2023 and the years ended October 31, 2022, 2021, 2020, 2019 and 2018, respectively.
(7)	Annualized.
(8)	Includes a reduction by the investment adviser of a portion of the Portfolios’ adviser fee due to the Portfolios’ investment in the Liquidity Fund (equal to 0.02% and less than 0.01% of average daily net assets for the six months ended April 30, 2023 and the year ended October 31, 2022).
(9)	Percentage includes both the Fund's contributions to and withdrawals from the Portfolios and purchases and sales of securities held directly by the Fund, if any.
13
See Notes to Financial Statements.

Eaton Vance
Short Duration Strategic Income Fund
April 30, 2023
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Short Duration Strategic Income Fund (the Fund) is a non-diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 6). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund's prospectus. Class I and Class R shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund’s investment objective is total return. The Fund currently pursues its objective by investing in interests in five portfolios (the Portfolios) managed by an affiliate of Eaton Vance Management (EVM), which are Massachusetts business trusts, and in shares of Eaton Vance Emerging Markets Debt Opportunities Fund, a series of Eaton Vance Series Fund, Inc., a Maryland corporation (the Affiliated Investment Fund). The value of the Fund’s investments in the Portfolios reflects the Fund’s proportionate interest in each Portfolio's net assets. The Portfolios and the Fund’s proportionate interest in each of their net assets at April 30, 2023 were as follows: Emerging Markets Local Income Portfolio (14.9%), Global Macro Absolute Return Advantage Portfolio (26.3%), Global Opportunities Portfolio (98.4%), High Income Opportunities Portfolio (8.8%) and Senior Debt Portfolio (2.1%). The performance of the Fund is directly affected by the performance of the Portfolios and the Affiliated Investment Fund. The financial statements of Global Opportunities Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements. A copy of each other Portfolio’s financial statements and the Affiliated Investment Fund’s financial statements are available by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation— Valuation of securities by Global Opportunities Portfolio is discussed in Note 1A of such Portfolio’s Notes to Consolidated Financial Statements, which are included elsewhere in this report. Such policies are consistent with those of the other Portfolios in which the Fund invests.
Additional valuation policies for the other Portfolios are as follows:
Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Senior Loans, for which a valuation is not available or deemed unreliable, are fair valued by the investment adviser utilizing one or more of the valuation techniques described below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.
Derivatives. U.S. exchange-traded options are valued at the mean between the bid and ask prices at valuation time as reported by the Options Price Reporting Authority. Non-U.S. exchange-traded options and over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Total return swaps are valued using valuations provided by a third party pricing service based on the value of the underlying index or instrument and reference interest rate.
The Fund’s investment in the Affiliated Investment Fund is valued at the closing net asset value per share.
B  Income—The Fund’s net investment income or loss includes the Fund’s pro-rata share of the net investment income or loss of the Portfolios, less all actual and accrued expenses of the Fund. Dividend income on investments in the Affiliated Investment Fund is recorded on the ex-dividend date for dividends received in cash and/or securities. Distributions from the Affiliated Investment Fund are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.
C  Federal and Other Taxes—The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
14

Eaton Vance
Short Duration Strategic Income Fund
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

In addition to the requirements of the Internal Revenue Code, the Fund may also be required to recognize its pro-rata share of the capital gains taxes incurred by the Portfolios. In doing so, the daily net asset value would reflect the Fund’s pro-rata share of the estimated reserve for such taxes incurred by the Portfolios.
As of April 30, 2023, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
D  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
E  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
F  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
G  Other—Investment transactions are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
H  Interim Financial Statements—The interim financial statements relating to April 30, 2023 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
The Fund expects to pay any required income distributions monthly and intends to distribute annually all or substantially all of its net realized capital gains. The Fund may include in its distributions amounts attributable to the imputed interest on foreign currency exposures and certain other derivative positions which, in certain circumstances, may result in a return of capital for federal income tax purposes. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income. For the six months ended April 30, 2023, management estimates that a portion of distributions for the period will be a tax return of capital. The final determination of tax characteristics of the Fund’s distributions will occur at the end of the year and will be reported to the shareholders.
At October 31, 2022, the Fund, for federal income tax purposes, had deferred capital losses of $27,471,354 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at October 31, 2022, $19,710,853 are short-term and $7,760,501 are long-term. Utilization of these deferred capital losses may be limited in accordance with certain income tax regulations.
15

Eaton Vance
Short Duration Strategic Income Fund
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

The cost and unrealized appreciation (depreciation) of investments of the Fund, including the Portfolios, at April 30, 2023, as determined on a federal income tax basis, were as follows:
Aggregate cost	$3,851,402,619
Gross unrealized appreciation	$ —
Gross unrealized depreciation	(290,699,521)
Net unrealized depreciation	$ (290,699,521)
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by EVM, an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment adviser fee is computed at an annual rate as a percentage of the Fund’s average daily net assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser or administrator as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.615%
$500 million but less than $1 billion	0.595%
$1 billion but less than $1.5 billion	0.575%
$1.5 billion but less than $2 billion	0.555%
$2 billion but less than $3 billion	0.520%
$3 billion and over	0.490%
For the six months ended April 30, 2023, the Fund incurred no investment adviser fee on such assets. To the extent the Fund’s assets are invested in the Portfolios, the Fund is allocated its share of the Portfolios’ investment adviser fees. The Portfolios have engaged Boston Management and Research (BMR), to render investment advisory services. For the six months ended April 30, 2023, the Fund’s allocated portion of the investment adviser fees paid by the Portfolios totaled $9,931,333 or 0.61% (annualized) of the Fund’s average daily net assets. EVM also serves as the administrator of the Fund, but receives no compensation.
The Portfolios may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the Liquidity Fund), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Portfolios is reduced by an amount equal to their pro-rata share of the advisory and administration fees paid by the Portfolios due to their investments in the Liquidity Fund. For the six months ended April 30, 2023, the Fund’s allocated share of the reduction of the investment adviser fee paid by the Portfolios was $282,851 relating to the Portfolios’ investments in the Liquidity Fund.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2023, EVM earned $74,299 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $16,464 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2023. The Fund was informed that Morgan Stanley affiliated broker-dealers, which may be deemed to be affiliates of EVM, BMR and EVD, also received a portion of the sales charge on sales of Class A shares for the six months ended April 30, 2023 in the amount of $4,056. EVD also received distribution and service fees from Class A, Class C and Class R shares (see Note 5) and contingent deferred sales charges (see Note 6).
Trustees and officers of the Fund and the Portfolios who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolios are officers of the above organizations.
4  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and investments in the Portfolios, aggregated $4,343,521 and $0, respectively, for the six months ended April 30, 2023.
16

Eaton Vance
Short Duration Strategic Income Fund
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

5  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2023 amounted to $792,440 for Class A shares.
The Fund also has in effect distribution plans for Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2023, the Fund paid or accrued to EVD $469,526 for Class C shares.
The Class R Plan requires the Fund to pay EVD an amount up to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the six months ended April 30, 2023, the Fund paid or accrued to EVD $2,965 for Class R shares.
Pursuant to the Class C and Class R Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2023 amounted to $156,509 and $2,965 for Class C and Class R shares, respectively.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
6  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 0.75% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended April 30, 2023, the Fund was informed that EVD received approximately $7,000 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A shareholders.
7  Investment Transactions
For the six months ended April 30, 2023, increases and decreases in the Fund's investments in the Portfolios were as follows:
Portfolio	Contributions	Withdrawals
Emerging Markets Local Income Portfolio	$ 28,000,000	$ (3,652,564)
Global Macro Absolute Return Advantage Portfolio	151,382,557	(7,345,215)
Global Opportunities Portfolio	355,618,895	(156,735,917)
High Income Opportunities Portfolio	—	—
Senior Debt Portfolio	—	(22,139,972)
17

Eaton Vance
Short Duration Strategic Income Fund
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

8  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions for all periods presented, were as follows:
	Six Months Ended April 30, 2023 (Unaudited)		Year Ended October 31, 2022
	Shares	Amount	Shares	Amount
Class A
Sales	23,612,537	$ 156,213,248	20,976,045	$ 144,750,593
Issued to shareholders electing to receive payments of distributions in Fund shares	3,132,120	20,687,172	4,492,592	30,520,580
Redemptions	(20,215,623)	(133,735,079)	(27,436,307)	(188,532,299)
Net increase (decrease)	6,529,034	$ 43,165,341	(1,967,670)	$ (13,261,126)
Class C
Sales	2,667,013	$ 16,631,007	3,383,005	$ 21,937,948
Issued to shareholders electing to receive payments of distributions in Fund shares	601,793	3,745,024	908,474	5,817,440
Redemptions	(4,732,489)	(29,523,613)	(7,392,059)	(47,884,260)
Net decrease	(1,463,683)	$ (9,147,582)	(3,100,580)	$ (20,128,872)
Class I
Sales	150,358,552	$ 994,787,379	221,544,338	$ 1,523,518,681
Issued to shareholders electing to receive payments of distributions in Fund shares	13,185,238	86,960,001	15,942,843	107,907,814
Redemptions	(97,961,305)	(647,491,171)	(172,975,993)	(1,188,999,114)
Net increase	65,582,485	$ 434,256,209	64,511,188	$ 442,427,381
Class R
Sales	178,242	$ 1,189,624	85,854	$ 600,495
Issued to shareholders electing to receive payments of distributions in Fund shares	11,220	74,250	16,741	114,035
Redemptions	(202,190)	(1,345,554)	(133,626)	(919,489)
Net decrease	(12,728)	$ (81,680)	(31,031)	$ (204,959)
9  Affiliated Investments
At April 30, 2023, the value of the Fund's investment in affiliated funds was $148,455,517, which represents 4.2% of the Fund's net assets. Transactions in such investments by the Fund for the six months ended April 30, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Eaton Vance Emerging Markets Debt Opportunities Fund, Class R6	$133,883,950	$4,343,521	$ —	$ —	$10,228,046	$148,455,517	$4,343,521	20,253,140
18

Eaton Vance
Short Duration Strategic Income Fund
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

10  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At April 30, 2023, the hierarchy of inputs used in valuing the Fund's investments in securities and investments in the Portfolios, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Investments in Portfolios	$ 3,412,247,581	$ —	$ —	$ 3,412,247,581
Investments in Affiliated Investment Funds	148,455,517	—	—	148,455,517
Total Investments	$3,560,703,098	$ —	$ —	$3,560,703,098
11  Risks and Uncertainties
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks of disease, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and industries, and could continue to affect the market in significant and unforeseen ways. Other epidemics and pandemics that may arise in the future may have similar effects. Any such impact could adversely affect the Fund's performance, or the performance of the securities in which the Fund invests.
19

Eaton Vance
Short Duration Strategic Income Fund
April 30, 2023
Officers and Trustees

Officers
Eric A. Stein President	Nicholas S. Di Lorenzo Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Richard F. Froio Chief Compliance Officer
James F. Kirchner Treasurer
Trustees
George J. Gorman Chairperson
Alan C. Bowser
Thomas E. Faust Jr.*
Mark R. Fetting
Cynthia E. Frost
Valerie A. Mosley
Anchal Pachnanda*(1)
Keith Quinton
Marcus L. Smith
Susan J. Sutherland
Scott E. Wennerholm
Nancy A. Wiser

*	Interested Trustee
(1)	Ms. Pachnanda began serving as Trustee effective April 1, 2023.
20

Global Opportunities Portfolio
April 30, 2023
Consolidated Portfolio of Investments (Unaudited)

Asset-Backed Securities — 10.5%
Security	Principal Amount (000's omitted)	Value
ACHV ABS Trust, Series 2023-1PL, Class B, 6.80%, 3/18/30(1)	$3,000	$ 2,994,910
Alinea CLO, Ltd., Series 2018-1A, Class E, 11.25%, (3 mo. USD LIBOR + 6.00%), 7/20/31(1)(2)	2,000	1,701,050
Allegany Park CLO, Ltd., Series 2019-1A, Class ER, 11.449%, (3 mo. SOFR + 6.40%), 1/20/35(1)(2)	1,000	869,214
AMMC CLO 15, Ltd., Series 2014-15A, Class ERR, 12.17%, (3 mo. USD LIBOR + 6.91%), 1/15/32(1)(2)	3,000	2,553,618
AMMC CLO XII, Ltd., Series 2013-12A, Class ER, 11.039%, (3 mo. USD LIBOR + 6.18%), 11/10/30(1)(2)	2,000	1,594,088
Ares LVlll CLO, Ltd., Series 2020-58A, Class ER, 11.686%, (3 mo. SOFR + 6.70%), 1/15/35(1)(2)	2,000	1,761,098
Ares XXXIIR CLO, Ltd., Series 2014-32RA, Class D, 10.714%, (3 mo. USD LIBOR + 5.85%), 5/15/30(1)(2)	4,000	3,295,440
Ares XXXVR CLO, Ltd., Series 2015-35RA, Class E, 10.96%, (3 mo. USD LIBOR + 5.70%), 7/15/30(1)(2)	3,000	2,484,373
Atlas Senior Loan Fund XX, Ltd., Series 2022-20A, Class B1, 8.178%, (3 mo. SOFR + 3.15%), 10/19/35(1)(2)	6,000	6,012,072
Bain Capital Credit CLO, Ltd., Series 2018-1A, Class E, 10.623%, (3 mo. USD LIBOR + 5.35%), 4/23/31(1)(2)	3,500	2,807,892
Barings CLO, Ltd., Series 2018-1A, Class D, 10.76%, (3 mo. USD LIBOR + 5.50%), 4/15/31(1)(2)	5,000	4,082,557
Battalion CLO XXII, Ltd., Series 2021-22A, Class D, 8.60%, (3 mo. USD LIBOR + 3.35%), 1/20/35(1)(2)	2,000	1,779,848
Benefit Street Partners CLO V-B, Ltd., Series 2018-5BA, Class D, 11.20%, (3 mo. USD LIBOR + 5.95%), 4/20/31(1)(2)	3,000	2,650,700
Benefit Street Partners CLO VIII, Ltd., Series 2015-8A, Class DR, 10.85%, (3 mo. USD LIBOR + 5.60%), 1/20/31(1)(2)	5,000	3,997,410
Benefit Street Partners CLO XIV, Ltd., Series 2018-14A, Class E, 10.60%, (3 mo. USD LIBOR + 5.35%), 4/20/31(1)(2)	3,000	2,523,658
Benefit Street Partners CLO XVI, Ltd.:
Series 2018-16A, Class DR, 8.26%, (3 mo. USD LIBOR + 3.00%), 1/17/32(1)(2)	2,000	1,841,581
Series 2018-16A, Class E, 11.96%, (3 mo. USD LIBOR + 6.70%), 1/17/32(1)(2)	2,000	1,827,717
Benefit Street Partners CLO XVII, Ltd.:
Series 2019-17A, Class DR, 8.61%, (3 mo. USD LIBOR + 3.35%), 7/15/32(1)(2)	1,500	1,416,594
Series 2019-17A, Class ER, 11.61%, (3 mo. USD LIBOR + 6.35%), 7/15/32(1)(2)	750	689,062
Benefit Street Partners CLO XXII, Ltd.:
Series 2020-22A, Class DR, 8.399%, (3 mo. SOFR + 3.35%), 4/20/35(1)(2)	2,000	1,869,472
Security	Principal Amount (000's omitted)	Value
Benefit Street Partners CLO XXII, Ltd.: (continued)
Series 2020-22A, Class ER, 11.979%, (3 mo. SOFR + 6.93%), 4/20/35(1)(2)	$2,000	$ 1,876,198
Benefit Street Partners CLO XXV, Ltd., Series 2021-25A, Class E, 12.11%, (3 mo. USD LIBOR + 6.85%), 1/15/35(1)(2)	1,000	946,490
Betony CLO 2, Ltd., Series 2018-1A, Class D, 10.949%, (3 mo. USD LIBOR + 5.65%), 4/30/31(1)(2)	3,000	2,581,560
BlueMountain CLO XXVI, Ltd., Series 2019-26A, Class D1R, 8.75%, (3 mo. USD LIBOR + 3.50%), 10/20/34(1)(2)	3,500	3,251,594
BlueMountain CLO XXX, Ltd., Series 2020-30A, Class ER, 11.686%, (3 mo. SOFR + 6.70%), 4/15/35(1)(2)	2,000	1,736,656
BlueMountain CLO XXXIV, Ltd., Series 2022-34A, Class E, 12.599%, (3 mo. SOFR + 7.55%), 4/20/35(1)(2)	1,000	916,024
BlueMountain CLO XXXV, Ltd., Series 2022-35A, Class E, 12.821%, (3 mo. SOFR + 7.75%), 7/22/35(1)(2)	2,000	1,920,356
BlueMountain CLO, Ltd.:
Series 2015-3A, Class A1R, 6.25%, (3 mo. USD LIBOR + 1.00%), 4/20/31(1)(2)	3,500	3,465,399
Series 2015-3A, Class DR, 10.65%, (3 mo. USD LIBOR + 5.40%), 4/20/31(1)(2)	2,000	1,606,369
Series 2016-3A, Class ER, 10.814%, (3 mo. USD LIBOR + 5.95%), 11/15/30(1)(2)	1,000	807,906
Canyon Capital CLO, Ltd.:
Series 2016-1A, Class ER, 11.01%, (3 mo. USD LIBOR + 5.75%), 7/15/31(1)(2)	4,000	3,217,550
Series 2016-2A, Class ER, 11.26%, (3 mo. USD LIBOR + 6.00%), 10/15/31(1)(2)	1,000	808,352
Series 2017-1A, Class E, 11.51%, (3 mo. USD LIBOR + 6.25%), 7/15/30(1)(2)	1,000	836,772
Series 2018-1A, Class E, 11.01%, (3 mo. USD LIBOR + 5.75%), 7/15/31(1)(2)	2,000	1,609,336
Series 2022-1A, Class D, 8.182%, (3 mo. SOFR + 3.20%), 4/15/35(1)(2)	1,900	1,762,900
Carlyle CLO C17, Ltd., Series C17A, Class DR, 11.299%, (3 mo. USD LIBOR + 6.00%), 4/30/31(1)(2)	3,000	2,540,322
Carlyle Global Market Strategies CLO, Ltd.:
Series 2012-3A, Class DR2, 11.751%, (3 mo. USD LIBOR + 6.50%), 1/14/32(1)(2)	1,000	817,201
Series 2014-3RA, Class D, 10.692%, (3 mo. USD LIBOR + 5.40%), 7/27/31(1)(2)	2,000	1,615,968
Series 2014-4RA, Class D, 10.91%, (3 mo. USD LIBOR + 5.65%), 7/15/30(1)(2)	3,000	2,431,397
Series 2015-5A, Class DR, 11.95%, (3 mo. USD LIBOR + 6.70%), 1/20/32(1)(2)	3,500	2,865,711
Series 2019-4A, Class CR, 8.186%, (3 mo. SOFR + 3.20%), 4/15/35(1)(2)	1,750	1,582,672
Series 2022-AA, Class C, 8.599%, (3 mo. SOFR + 3.55%), 4/20/35(1)(2)	3,000	2,847,057

21
See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Carlyle US CLO, Ltd., Series 2019-4A, Class DR, 11.586%, (3 mo. SOFR + 6.60%), 4/15/35(1)(2)	$2,000	$ 1,760,132
CarVal CLO IV, Ltd., Series 2021-1A, Class E, 11.85%, (3 mo. USD LIBOR + 6.60%), 7/20/34(1)(2)	1,000	931,771
CIFC Funding 2017-III, Ltd., Series 2017-3A, Class A1, 6.47%, (3 mo. USD LIBOR + 1.22%), 7/20/30(1)(2)	1,045	1,037,449
Crown City CLO III, Series 2021-1A, Class C, 8.55%, (3 mo. USD LIBOR + 3.30%), 7/20/34(1)(2)	1,000	902,506
Dryden CLO, Ltd.:
Series 2018-55A, Class E, 10.66%, (3 mo. USD LIBOR + 5.40%), 4/15/31(1)(2)	1,000	872,103
Series 2022-112A, Class E, 12.541%, (3 mo. SOFR + 7.78%), 8/15/34(1)(2)	1,000	970,084
Dryden Senior Loan Fund, Series 2016-42A, Class ER, 10.81%, (3 mo. USD LIBOR + 5.55%), 7/15/30(1)(2)	2,000	1,634,145
Elmwood CLO 14, Ltd.:
Series 2022-1A, Class D, 8.199%, (3 mo. SOFR + 3.15%), 4/20/35(1)(2)	2,000	1,911,188
Series 2022-1A, Class E, 11.399%, (3 mo. SOFR + 6.35%), 4/20/35(1)(2)	2,000	1,863,860
Elmwood CLO 17, Ltd., Series 2022-4A, Class E, 12.136%, (3 mo. SOFR + 7.15%), 7/17/35(1)(2)	2,000	1,911,092
Galaxy 31 CLO, Ltd., Series 2023-31A, Class D, 10.031%, (3 mo. SOFR + 5.25%), 4/15/36(1)(2)	2,300	2,284,576
Galaxy XXI CLO, Ltd.:
Series 2015-21A, Class DR, 7.90%, (3 mo. USD LIBOR + 2.65%), 4/20/31(1)(2)	5,000	4,634,807
Series 2015-21A, Class ER, 10.50%, (3 mo. USD LIBOR + 5.25%), 4/20/31(1)(2)	4,000	3,444,519
Galaxy XXV CLO, Ltd., Series 2018-25A, Class E, 11.205%, (3 mo. USD LIBOR + 5.95%), 10/25/31(1)(2)	2,000	1,776,212
Golub Capital Partners CLO 22B, Ltd., Series 2015-22A, Class ER, 11.25%, (3 mo. USD LIBOR + 6.00%), 1/20/31(1)(2)	3,000	2,529,027
Golub Capital Partners CLO 37B, Ltd.:
Series 2018-37A, Class D, 8.55%, (3 mo. USD LIBOR + 3.30%), 7/20/30(1)(2)	1,500	1,365,756
Series 2018-37A, Class E, 11.00%, (3 mo. USD LIBOR + 5.75%), 7/20/30(1)(2)	3,000	2,861,303
Golub Capital Partners CLO 50B-R, Ltd., Series 2020-50A, Class ER, 12.149%, (3 mo. SOFR + 7.10%), 4/20/35(1)(2)	2,000	1,828,016
Golub Capital Partners CLO 53B, Ltd.:
Series 2021-53A, Class D, 8.30%, (3 mo. USD LIBOR + 3.05%), 7/20/34(1)(2)	2,000	1,819,886
Series 2021-53A, Class E, 11.95%, (3 mo. USD LIBOR + 6.70%), 7/20/34(1)(2)	1,000	906,316
Golub Capital Partners CLO 60B, Ltd., Series 2022-60A, Class D, 8.838%, (3 mo. SOFR + 3.77%), 10/25/34(1)(2)	1,800	1,720,251
Security	Principal Amount (000's omitted)	Value
Golub Capital Partners CLO, Ltd., Series 2020-48A, Class D, 9.06%, (3 mo. USD LIBOR + 3.80%), 4/17/33(1)(2)	$3,000	$ 2,732,913
Halseypoint CLO 5, Ltd., Series 2021-5A, Class D, 8.799%, (3 mo. USD LIBOR + 3.50%), 1/30/35(1)(2)	3,500	3,248,623
Harriman Park CLO, Ltd., Series 2020-1A, Class ER, 11.65%, (3 mo. USD LIBOR + 6.40%), 4/20/34(1)(2)	1,000	927,338
Highbridge Loan Management, Ltd., Series 3A-2014, Class DR, 11.762%, (3 mo. USD LIBOR + 6.50%), 7/18/29(1)(2)	2,750	2,264,224
ICG US CLO, Ltd., Series 2018-2A, Class E, 11.023%, (3 mo. USD LIBOR + 5.75%), 7/22/31(1)(2)	1,000	730,885
KKR SFR Warehouse Participation, 8.55%, (30-day average SOFR + 3.50%), 12/13/23(2)	12,097	12,008,813
Madison Park Funding XVII, Ltd.:
Series 2015-17A, Class DR, 8.861%, (3 mo. USD LIBOR + 3.60%), 7/21/30(1)(2)	3,500	3,394,700
Series 2015-17A, Class ER, 11.761%, (3 mo. USD LIBOR + 6.50%), 7/21/30(1)(2)	2,500	2,235,722
Madison Park Funding XXXVI, Ltd.:
Series 2019-36A, Class D1R, 8.486%, (3 mo. SOFR + 3.50%), 4/15/35(1)(2)	1,000	965,828
Series 2019-36A, Class ER, 12.036%, (3 mo. SOFR + 7.05%), 4/15/35(1)(2)	2,000	1,889,384
Marble Point CLO XXIV, Ltd., Series 2022-1A, Class D1, 9.289%, (3 mo. SOFR + 4.24%), 4/20/35(1)(2)	2,000	1,867,082
Mountain View CLO, LLC, Series 2017-2A, Class AR, 6.30%, (3 mo. USD LIBOR + 1.04%), 1/16/31(1)(2)	6,926	6,830,440
Neuberger Berman CLO XXII, Ltd., Series 2016-22A, Class ER, 11.32%, (3 mo. USD LIBOR + 6.06%), 10/17/30(1)(2)	2,000	1,769,558
Neuberger Berman Loan Advisers CLO 30, Ltd., Series 2018-30A, Class ER, 11.45%, (3 mo. USD LIBOR + 6.20%), 1/20/31(1)(2)	2,000	1,829,074
Neuberger Berman Loan Advisers CLO 49, Ltd., Series 2022-49A, Class E, 12.068%, (3 mo. SOFR + 7.00%), 7/25/34(1)(2)	2,000	1,876,204
NewRez Warehouse Securitization Trust, Series 2021-1, Class E, 8.27%, (1 mo. USD LIBOR + 3.25%), 5/25/55(1)(2)	3,813	3,761,830
Northwoods Capital, Ltd., Series 2018-11B1, Class A1, 6.365%, (3 mo. USD LIBOR + 1.10%), 4/19/31(1)(2)	9,852	9,748,715
NRZ Excess Spread-Collateralized Notes:
Series 2021-FNT1, Class A, 2.981%, 3/25/26(1)	892	808,860
Series 2021-GNT1, Class A, 3.474%, 11/25/26(1)	5,668	5,129,483
Palmer Square CLO, Ltd.:
Series 2013-2A, Class DRR, 11.11%, (3 mo. USD LIBOR + 5.85%), 10/17/31(1)(2)	1,500	1,357,572
Series 2015-1A, Class DR4, 11.415%, (3 mo. USD LIBOR + 6.50%), 5/21/34(1)(2)	2,000	1,708,728
Series 2018-1A, Class D, 10.412%, (3 mo. USD LIBOR + 5.15%), 4/18/31(1)(2)	4,000	3,550,058

22
See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Palmer Square CLO, Ltd.: (continued)
Series 2018-2A, Class D, 10.86%, (3 mo. USD LIBOR + 5.60%), 7/16/31(1)(2)	$2,500	$ 2,255,848
Series 2021-2A, Class E, 11.61%, (3 mo. USD LIBOR + 6.35%), 7/15/34(1)(2)	1,000	944,246
Series 2022-1A, Class D, 8.099%, (3 mo. SOFR + 3.05%), 4/20/35(1)(2)	2,450	2,326,596
Series 2022-3A, Class E, 13.029%, (3 mo. SOFR + 7.98%), 7/20/35(1)(2)	1,000	990,045
Regatta IX Funding, Ltd., Series 2017-1A, Class E, 11.26%, (3 mo. USD LIBOR + 6.00%), 4/17/30(1)(2)	3,000	2,663,377
Regatta XIII Funding, Ltd., Series 2018-2A, Class D, 11.21%, (3 mo. USD LIBOR + 5.95%), 7/15/31(1)(2)	3,000	2,458,669
Sandstone Peak, Ltd., Series 2021-1A, Class D, 8.81%, (3 mo. USD LIBOR + 3.55%), 10/15/34(1)(2)	4,000	3,635,708
Shackleton CLO, Ltd., Series 2015-7RA, Class AR, 6.41%, (3 mo. USD LIBOR + 1.15%), 7/15/31(1)(2)	11,000	10,873,775
Steele Creek CLO, Ltd., Series 2014-1RA, Class A, 6.331%, (3 mo. USD LIBOR + 1.07%), 4/21/31(1)(2)	7,781	7,704,940
Upland CLO, Ltd., Series 2016-1A, Class DR, 11.15%, (3 mo. USD LIBOR + 5.90%), 4/20/31(1)(2)	2,000	1,707,522
Vibrant CLO IX, Ltd., Series 2018-9A, Class D, 11.56%, (3 mo. SOFR + 6.51%), 7/20/31(1)(2)	2,000	1,479,722
Voya CLO, Ltd.:
Series 2013-1A, Class DR, 11.74%, (3 mo. USD LIBOR + 6.48%), 10/15/30(1)(2)	5,000	3,743,674
Series 2014-1A, Class DR2, 11.244%, (3 mo. SOFR + 6.26%), 4/18/31(1)(2)	2,000	1,646,814
Series 2015-3A, Class DR, 11.51%, (3 mo. SOFR + 6.46%), 10/20/31(1)(2)	2,000	1,500,886
Series 2017-4A, Class A1, 6.39%, (3 mo. USD LIBOR + 1.13%), 10/15/30(1)(2)	4,627	4,597,048
Series 2018-2A, Class E, 10.51%, (3 mo. USD LIBOR + 5.25%), 7/15/31(1)(2)	1,000	803,299
Wellfleet CLO, Ltd.:
Series 2016-2A, Class A1R, 6.39%, (3 mo. USD LIBOR + 1.14%), 10/20/28(1)(2)	2,148	2,131,625
Series 2019-1A, Class CR, 8.80%, (3 mo. USD LIBOR + 3.55%), 7/20/32(1)(2)	2,500	2,162,831
Series 2021-2A, Class E, 12.22%, (3 mo. USD LIBOR + 6.96%), 7/15/34(1)(2)	1,000	807,437
Series 2022-1A, Class E, 12.846%, (3 mo. SOFR + 7.86%), 4/15/34(1)(2)	2,000	1,789,022
Series 2022-2A, Class E, 13.542%, (3 mo. SOFR + 8.56%), 10/18/35(1)(2)	2,000	1,935,222
Total Asset-Backed Securities (identified cost $284,562,473)		$258,555,483

Closed-End Funds — 0.3%
Security	Shares	Value
Nuveen Global High Income Fund	83,400	$ 924,072
Security	Shares	Value
PGIM Global High Yield Fund, Inc.	430,326	$ 4,759,405
Western Asset High Income Opportunity Fund, Inc.	383,997	1,459,189
Total Closed-End Funds (identified cost $8,409,895)		$ 7,142,666

Collateralized Mortgage Obligations — 25.0%
Security	Principal Amount (000's omitted)	Value
Angel Oak Mortgage Trust I, LLC, Series 2019-1, Class B1, 5.40%, 11/25/48(1)(3)	$3,939	$ 3,868,575
Brean Asset-Backed Securities Trust, Series 2023-RM6, Class A1, 5.25% to 1/25/28, 1/25/63(1)(4)	3,944	3,750,686
Cascade MH Asset Trust, Series 2022-MH1, Class A, 4.25% to 7/25/27, 8/25/54(1)(4)	2,900	2,601,505
CHNGE Mortgage Trust:
Series 2022-4, Class A1, 6.00%, 10/25/57(1)(3)	13,824	13,717,328
Series 2022-NQ, Class M1, 5.82%, 6/25/67(1)(3)	1,764	1,644,911
Deephaven Residential Mortgage Trust:
Series 2020-2, Class B2, 5.822%, 5/25/65(1)(3)	4,273	4,145,807
Series 2020-2, Class M1, 4.112%, 5/25/65(1)(3)	3,500	3,324,465
FARM Mortgage Trust:
Series 2022-1, Class B, 2.944%, 1/25/52(1)(3)	2,713	1,797,661
Series 2023-1, Class B, 3.031%, 3/25/52(1)(3)	2,719	1,701,519
Federal Home Loan Mortgage Corp.:
Series 2182, Class ZC, 7.50%, 9/15/29	43	44,516
Series 4273, Class SP, 0.35%, (12.00% - 1 mo. USD LIBOR x 2.67), 11/15/43(5)	516	466,757
Series 5071, Class SP, 0.00%, (3.30% - 30-day average SOFR, Floor 0.00%), 2/25/51(5)	4,319	3,201,510
Series 5083, Class SK, 0.00%, (3.87% - 30-day average SOFR x 1.33, Floor 0.00%), 3/25/51(5)	3,411	2,423,962
Series 5139, Class DZ, 2.50%, 9/25/51	2,026	1,270,117
Series 5144, Class Z, 2.50%, 9/25/51	7,477	4,837,796
Series 5150, Class QZ, 2.50%, 10/25/51	2,609	1,690,003
Series 5150, Class ZJ, 2.50%, 10/25/51	4,202	2,715,542
Series 5152, Class ZP, 3.00%, 7/25/50	10,007	6,803,393
Series 5159, Class ZP, 3.00%, 11/25/51	848	592,870
Series 5159, Class ZT, 3.00%, 11/25/51	1,548	1,111,683
Series 5163, Class Z, 3.00%, 11/25/51	1,063	720,411
Series 5166, Class ZN, 3.00%, 9/25/50	1,931	1,337,215
Series 5168, Class MZ, 3.00%, 10/25/51	2,023	1,432,928
Series 5300, Class EY, 6.00%, 12/25/52	10,900	11,309,163
Interest Only:(6)
Series 380, Class C1, 3.00%, 1/25/50	32,045	5,390,321
Series 380, Class C5, 3.50%, 1/25/50	10,084	1,804,863
Series 2631, Class DS, 2.152%, (7.10% - 1 mo. USD LIBOR), 6/15/33(5)	518	16,274

23
See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Interest Only: (continued)
Series 2956, Class SL, 2.052%, (7.00% - 1 mo. USD LIBOR), 6/15/32(5)	$501	$ 45,463
Series 3114, Class TS, 1.702%, (6.65% - 1 mo. USD LIBOR), 9/15/30(5)	1,256	61,184
Series 3153, Class JI, 1.936%, (6.62% - 1 mo. USD LIBOR), 5/15/36(5)	1,276	106,953
Series 4007, Class JI, 4.00%, 2/15/42	621	93,969
Series 4050, Class IB, 3.50%, 5/15/41	2	3
Series 4067, Class JI, 3.50%, 6/15/27	1,667	72,963
Series 4070, Class S, 1.152%, (6.10% - 1 mo. USD LIBOR), 6/15/32(5)	4,989	395,966
Series 4095, Class HS, 1.152%, (6.10% - 1 mo. USD LIBOR), 7/15/32(5)	1,019	51,215
Series 4109, Class ES, 1.202%, (6.15% - 1 mo. USD LIBOR), 12/15/41(5)	81	10,255
Series 4109, Class SA, 1.252%, (6.20% - 1 mo. USD LIBOR), 9/15/32(5)	2,239	162,261
Series 4149, Class S, 1.302%, (6.25% - 1 mo. USD LIBOR), 1/15/33(5)	1,593	132,416
Series 4163, Class GS, 1.252%, (6.20% - 1 mo. USD LIBOR), 11/15/32(5)	1,417	105,270
Series 4169, Class AS, 1.302%, (6.25% - 1 mo. USD LIBOR), 2/15/33(5)	2,134	150,474
Series 4180, Class GI, 3.50%, 8/15/26	66	161
Series 4188, Class AI, 3.50%, 4/15/28	1,507	60,217
Series 4189, Class SQ, 1.202%, (6.15% - 1 mo. USD LIBOR), 12/15/42(5)	498	62,755
Series 4203, Class QS, 1.302%, (6.25% - 1 mo. USD LIBOR), 5/15/43(5)	1,414	104,681
Series 4332, Class IK, 4.00%, 4/15/44	491	77,641
Series 4343, Class PI, 4.00%, 5/15/44	1,489	248,270
Series 4370, Class IO, 3.50%, 9/15/41	239	6,353
Series 4381, Class SK, 1.202%, (6.15% - 1 mo. USD LIBOR), 6/15/44(5)	1,338	136,953
Series 4388, Class MS, 1.152%, (6.10% - 1 mo. USD LIBOR), 9/15/44(5)	1,322	167,216
Series 4408, Class IP, 3.50%, 4/15/44	2,028	261,876
Series 4497, Class CS, 1.252%, (6.20% - 1 mo. USD LIBOR), 9/15/44(5)	1,135	23,184
Series 4507, Class MI, 3.50%, 8/15/44	726	31,845
Series 4507, Class SJ, 1.232%, (6.18% - 1 mo. USD LIBOR), 9/15/45(5)	3,866	486,502
Series 4520, Class PI, 4.00%, 8/15/45	9,367	1,218,093
Series 4528, Class BS, 1.202%, (6.15% - 1 mo. USD LIBOR), 7/15/45(5)	1,809	196,555
Series 4629, Class QI, 3.50%, 11/15/46	1,848	365,136
Series 4637, Class IP, 3.50%, 4/15/44	269	9,716
Series 4644, Class TI, 3.50%, 1/15/45	1,742	248,424
Series 4667, Class PI, 3.50%, 5/15/42	229	865
Series 4672, Class LI, 3.50%, 1/15/43	29	36
Series 4744, Class IO, 4.00%, 11/15/47	1,722	328,122
Security	Principal Amount (000's omitted)	Value
Interest Only: (continued)
Series 4749, Class IL, 4.00%, 12/15/47	$1,366	$ 260,868
Series 4768, Class IO, 4.00%, 3/15/48	1,666	317,397
Series 5051, Class S, 0.00%, (3.60% - 30-day average SOFR, Floor 0.00%), 12/25/50(5)	18,476	865,531
Series 5070, Class CI, 2.00%, 2/25/51	39,631	5,254,889
Series 5156, Class IP, 3.00%, 12/25/49	20,705	3,239,028
Series 5236, Class TI, 3.00%, 1/25/51	75,323	12,002,272
Principal Only:(7)
Series 4417, Class KO, 0.00%, 12/15/43	539	359,447
Series 4478, Class PO, 0.00%, 5/15/45	903	686,675
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2019-HQA3, Class B2, 12.52%, (1 mo. USD LIBOR + 7.50%), 9/25/49(1)(2)	1,250	1,289,683
Series 2021-DNA5, Class B2, 10.315%, (30-day average SOFR + 5.50%), 1/25/34(1)(2)	3,500	3,010,537
Federal National Mortgage Association:
Series G94-7, Class PJ, 7.50%, 5/17/24	10	9,935
Series 1994-42, Class K, 6.50%, 4/25/24	11	11,485
Series 2009-62, Class WA, 5.579%, 8/25/39(3)	679	690,004
Series 2013-6, Class TA, 1.50%, 1/25/43	570	524,709
Series 2021-56, Class GZ, 3.00%, 7/25/51	1,334	913,825
Series 2021-56, Class LZ, 2.50%, 9/25/51	5,434	3,630,383
Series 2021-61, Class LZ, 2.50%, 9/25/51	3,775	2,449,443
Series 2021-61, Class Z, 2.50%, 9/25/51	8,017	5,211,413
Series 2021-77, Class WZ, 3.00%, 8/25/50	413	275,105
Series 2021-77, Class Z, 3.00%, 5/25/51	5,161	3,522,261
Series 2021-79, Class Z, 3.00%, 11/25/51	5,438	3,870,194
Series 2023-12, Class LW, 6.00%, 4/25/53	11,482	11,924,995
Series 2023-14, Class EL, 6.00%, 4/25/53	63,163	65,795,457
Interest Only:(6)
Series 2004-46, Class SI, 0.98%, (6.00% - 1 mo. USD LIBOR), 5/25/34(5)	1,156	53,178
Series 2005-17, Class SA, 1.68%, (6.70% - 1 mo. USD LIBOR), 3/25/35(5)	1,042	107,763
Series 2005-71, Class SA, 1.73%, (6.75% - 1 mo. USD LIBOR), 8/25/25(5)	75	680
Series 2005-105, Class S, 1.68%, (6.70% - 1 mo. USD LIBOR), 12/25/35(5)	859	97,933
Series 2006-44, Class IS, 1.58%, (6.60% - 1 mo. USD LIBOR), 6/25/36(5)	747	73,548
Series 2006-65, Class PS, 2.20%, (7.22% - 1 mo. USD LIBOR), 7/25/36(5)	736	102,510
Series 2006-96, Class SN, 2.355%, (7.20% - 1 mo. USD LIBOR), 10/25/36(5)	829	72,384
Series 2006-104, Class SD, 1.62%, (6.64% - 1 mo. USD LIBOR), 11/25/36(5)	776	80,110
Series 2006-104, Class SE, 1.61%, (6.63% - 1 mo. USD LIBOR), 11/25/36(5)	517	53,247

24
See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Interest Only: (continued)
Series 2007-50, Class LS, 1.43%, (6.45% - 1 mo. USD LIBOR), 6/25/37(5)	$1,075	$ 108,058
Series 2008-26, Class SA, 1.18%, (6.20% - 1 mo. USD LIBOR), 4/25/38(5)	1,213	139,778
Series 2008-61, Class S, 1.08%, (6.10% - 1 mo. USD LIBOR), 7/25/38(5)	2,259	177,675
Series 2011-101, Class IC, 3.50%, 10/25/26	789	26,675
Series 2011-101, Class IE, 3.50%, 10/25/26	577	19,218
Series 2011-104, Class IM, 3.50%, 10/25/26	1,089	38,411
Series 2012-52, Class DI, 3.50%, 5/25/27	2,239	103,483
Series 2012-124, Class IO, 0.591%, 11/25/42(3)	2,826	126,164
Series 2012-139, Class LS, 1.302%, (6.15% - 1 mo. USD LIBOR), 12/25/42(5)	2,658	433,360
Series 2012-147, Class SA, 1.08%, (6.10% - 1 mo. USD LIBOR), 1/25/43(5)	3,020	342,156
Series 2012-150, Class PS, 1.13%, (6.15% - 1 mo. USD LIBOR), 1/25/43(5)	3,750	427,497
Series 2012-150, Class SK, 1.13%, (6.15% - 1 mo. USD LIBOR), 1/25/43(5)	4,570	551,603
Series 2013-11, Class IO, 4.00%, 1/25/43	10,111	1,282,947
Series 2013-12, Class SP, 0.63%, (5.65% - 1 mo. USD LIBOR), 11/25/41(5)	524	11,104
Series 2013-15, Class DS, 1.18%, (6.20% - 1 mo. USD LIBOR), 3/25/33(5)	3,820	264,396
Series 2013-23, Class CS, 1.23%, (6.25% - 1 mo. USD LIBOR), 3/25/33(5)	2,012	140,975
Series 2013-54, Class HS, 1.28%, (6.30% - 1 mo. USD LIBOR), 10/25/41(5)	241	824
Series 2013-64, Class PS, 1.23%, (6.25% - 1 mo. USD LIBOR), 4/25/43(5)	2,087	163,246
Series 2013-66, Class JI, 3.00%, 7/25/43	3,349	552,459
Series 2013-75, Class SC, 1.23%, (6.25% - 1 mo. USD LIBOR), 7/25/42(5)	2,881	78,347
Series 2014-32, Class EI, 4.00%, 6/25/44	749	129,010
Series 2014-41, Class SA, 1.03%, (6.05% - 1 mo. USD LIBOR), 7/25/44(5)	1,259	210,620
Series 2014-43, Class PS, 1.08%, (6.10% - 1 mo. USD LIBOR), 3/25/42(5)	1,126	81,502
Series 2014-55, Class IN, 3.50%, 7/25/44	2,002	415,307
Series 2014-64, Class BI, 3.50%, 3/25/44	280	9,386
Series 2014-67, Class IH, 4.00%, 10/25/44	1,309	311,362
Series 2014-80, Class CI, 3.50%, 12/25/44	1,368	299,328
Series 2014-89, Class IO, 3.50%, 1/25/45	2,022	446,090
Series 2015-6, Class IM, 0.00%, (5.33% - 1 mo. USD LIBOR x 1.33, Floor 0.00%), 6/25/43(5)	1,960	10,633
Series 2015-14, Class KI, 3.00%, 3/25/45	2,481	419,687
Series 2015-22, Class GI, 3.50%, 4/25/45	698	132,788
Series 2015-31, Class SG, 1.08%, (6.10% - 1 mo. USD LIBOR), 5/25/45(5)	2,652	561,726
Series 2015-36, Class IL, 3.00%, 6/25/45	1,540	227,474
Series 2015-52, Class MI, 3.50%, 7/25/45	3,342	688,028
Security	Principal Amount (000's omitted)	Value
Interest Only: (continued)
Series 2015-93, Class BS, 1.13%, (6.15% - 1 mo. USD LIBOR), 8/25/45(5)	$1,445	$ 84,801
Series 2018-21, Class IO, 3.00%, 4/25/48	4,193	754,731
Series 2021-94, Class CI, 3.00%, 1/25/52	12,184	2,018,418
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2019-R04, Class 2B1, 10.27%, (1 mo. USD LIBOR + 5.25%), 6/25/39(1)(2)	30,942	32,279,583
Series 2019-R06, Class 2B1, 8.77%, (1 mo. USD LIBOR + 3.75%), 9/25/39(1)(2)	987	990,776
Finance of America HECM Buyout, Series 2022-HB2, Class M5, 6.00%, 8/1/32(1)(3)	1,000	617,708
FREED Mortgage, Series 2022-HE1, Class A, 7.00%, 10/25/37(1)(3)	3,424	3,414,591
Government National Mortgage Association:
Series 2021-136, Class Z, 2.50%, 8/20/51	8,695	5,605,047
Series 2021-139, Class ZJ, 2.50%, 8/20/51	1,684	1,364,435
Series 2021-154, Class ZC, 2.50%, 9/20/51	1,751	1,133,490
Series 2021-154, Class ZL, 3.00%, 9/20/51	2,814	1,878,198
Series 2021-165, Class MZ, 2.50%, 9/20/51	14,508	9,390,811
Series 2022-31, Class ZD, 3.00%, 2/20/52	278	178,820
Series 2022-173, Class S, 5.169%, (22.73% - 30-day average SOFR x 3.667), 10/20/52(5)	8,326	8,840,716
Series 2022-189, Class US, 5.169%, (22.73% - 30-day average SOFR x 3.667), 11/20/52(5)	11,859	12,861,278
Series 2022-195, Class AS, 5.401%, (23.13% - 30-day average SOFR x 3.70), 11/20/52(5)	4,931	5,692,163
Series 2022-197, Class SW, 4.824%, (16.32% - 30-day average SOFR x 2.40), 11/20/52(5)	9,828	10,108,092
Series 2023-53, Class AL, 5.50%, 4/20/53	20,000	20,329,930
Series 2023-53, Class SE, 5.606%, (22.55% - 30-day average SOFR x 3.667), 4/20/53(5)	20,179	20,856,650
Series 2023-63, Class S, 4.85%, (22.55% - 30-day average SOFR x 3.667), 5/20/53	38,571	40,064,425
Series 2023-65, Class SB, 4.987%, (22.55% - 30-day average SOFR x 3.667), 5/20/53	7,700	8,081,820
Series 2023-65, Class SD, 4.95%, (22.55% - 30-day average SOFR x 3.667), 5/20/53	12,000	12,809,088
Series 2023-66, Class SD, 4.863%, (22.55% - 30-day average SOFR x 3.667), 5/20/53	6,333	6,578,480
Interest Only:(6)
Series 2014-68, Class KI, 0.00%, 10/20/42(3)	2,655	112,993
Series 2017-104, Class SD, 1.247%, (6.20% - 1 mo. USD LIBOR), 7/20/47(5)	4,611	551,445
Series 2017-121, Class DS, 0.147%, (4.50% - 1 mo. USD LIBOR), 8/20/47(5)	3,073	156,174
Series 2017-137, Class AS, 0.014%, (4.50% - 1 mo. USD LIBOR), 9/20/47(5)	4,212	207,227
Series 2020-116, Class MI, 2.00%, 8/20/50	17,524	2,348,983
Series 2020-134, Class LI, 2.50%, 9/20/50	7,714	1,056,409
Series 2020-146, Class IQ, 2.00%, 10/20/50	18,163	2,081,547

25
See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Interest Only: (continued)
Series 2020-146, Class QI, 2.00%, 10/20/50	$9,626	$ 1,076,225
Series 2020-149, Class NI, 2.50%, 10/20/50	14,142	1,908,020
Series 2020-151, Class AI, 2.00%, 10/20/50	53,143	6,703,006
Series 2020-151, Class HI, 2.50%, 10/20/50	1,241	167,272
Series 2020-154, Class PI, 2.50%, 10/20/50	12,547	1,683,942
Series 2020-167, Class KI, 2.00%, 11/20/50	29,256	3,355,793
Series 2020-173, Class DI, 2.00%, 11/20/50	22,064	2,740,423
Series 2020-176, Class HI, 2.50%, 11/20/50	30,667	4,139,283
Series 2020-185, Class BI, 2.00%, 12/20/50	7,582	903,467
Series 2020-191, Class AI, 2.00%, 12/20/50	28,288	3,364,643
Series 2021-15, Class AI, 2.00%, 1/20/51	32,685	4,086,908
Series 2021-23, Class TI, 2.50%, 2/20/51	11,933	1,573,841
Series 2021-30, Class AI, 2.00%, 2/20/51	3,971	492,512
Series 2021-46, Class IM, 2.50%, 3/20/51	2,676	353,946
Series 2021-56, Class SE, 0.00%, (2.30% - 30-day average SOFR, Floor 0.00%), 10/20/50(5)	5,586	91,720
Series 2021-77, Class SB, 0.00%, (3.75% - 1 mo. USD LIBOR, Floor 0.00%), 5/20/51(5)	12,893	522,544
Series 2021-97, Class IG, 2.50%, 8/20/49	39,730	4,387,618
Series 2021-114, Class MI, 3.00%, 6/20/51	9,969	1,477,516
Series 2021-121, Class TI, 3.00%, 7/20/51	36,487	4,417,069
Series 2021-122, Class NI, 3.00%, 7/20/51	6,651	992,207
Series 2021-125, Class SA, 0.00%, (3.75% - 1 mo. USD LIBOR, Floor 0.00%), 7/20/51(5)	16,961	676,679
Series 2021-154, Class MI, 3.00%, 9/20/51	49,802	6,314,387
Series 2021-160, Class IT, 2.50%, 9/20/51	18,085	2,035,710
Series 2021-175, Class AS, 0.00%, (1.80% - 1 mo. USD LIBOR, Floor 0.00%), 10/20/51(5)	27,156	261,370
Series 2021-175, Class SB, 0.00%, (1.80% - 1 mo. USD LIBOR, Floor 0.00%), 10/20/51(5)	13,602	132,887
Series 2021-193, Class IU, 3.00%, 11/20/49	44,844	5,708,426
Series 2021-193, Class YS, 0.00%, (2.45% - 30-day average SOFR, Floor 0.00%), 11/20/51(5)	26,474	405,578
Series 2021-201, Class PI, 3.00%, 11/20/51	28,495	3,025,199
Series 2021-209, Class IW, 3.00%, 11/20/51	20,009	2,437,710
Series 2022-104, Class IO, 2.50%, 6/20/51	26,594	3,487,747
Series 2022-119, Class CS, 0.00%, (3.00% - 30-day average SOFR, Floor 0.00%), 7/20/52(5)	217,225	2,434,784
Series 2022-119, Class SC, 0.00%, (3.00% - 30-day average SOFR, Floor 0.00%), 7/20/52(5)	24,136	270,532
Series 2022-119, Class TA, 0.00%, (3.90% - 30-day average SOFR, Floor 0.00%), 7/20/52(5)	48,272	430,138
Series 2022-119, Class TI, 0.00%, (3.85% - 30-day average SOFR, Floor 0.00%), 7/20/52(5)	482,721	4,038,447
Series 2022-126, Class AS, 0.00%, (3.69% - 30-day average SOFR, Floor 0.00%), 7/20/52(5)	64,776	1,343,941
Series 2022-126, Class SC, 0.00%, (3.73% - 30-day average SOFR, Floor 0.00%), 7/20/52(5)	48,272	1,029,365
Series 2022-135, Class SA, 0.00%, (3.00% - 30-day average SOFR, Floor 0.00%), 6/20/52(5)	134,783	1,663,179
Security	Principal Amount (000's omitted)	Value
Interest Only: (continued)
Series 2023-13, Class SA, 0.61%, (5.40% - 30-day average SOFR), 1/20/53(5)	$17,850	$ 500,129
Series 2023-19, Class SD, 1.51%, (6.30% - 30-day average SOFR), 2/20/53(5)	21,383	1,192,083
Series 2023-20, Class HS, 1.51%, (6.30% - 30-day average SOFR), 2/20/53(5)	14,898	861,333
Series 2023-22, Class ES, 1.51%, (6.30% - 30-day average SOFR), 2/20/53(5)	19,865	1,148,444
Series 2023-22, Class SA, 0.91%, (5.70% - 30-day average SOFR), 2/20/53(5)	34,775	1,136,888
Series 2023-24, Class SB, 0.36%, (5.15% - 30-day average SOFR), 2/20/53(5)	39,729	1,289,071
Series 2023-24, Class SG, 1.51%, (6.30% - 30-day average SOFR), 2/20/53(5)	19,865	1,148,444
Series 2023-32, Class SA, 1.51%, (6.30% - 30-day average SOFR), 2/20/53(5)	67,043	3,875,999
Series 2023-38, Class LS, 1.51%, (6.30% - 30-day average SOFR), 3/20/53(5)	63,840	3,625,328
Series 2023-38, Class SD, 1.46%, (6.25% - 30-day average SOFR), 3/20/53(5)	99,663	4,148,964
Series 2023-38, Class SG, 1.41%, (6.20% - 30-day average SOFR), 3/20/53(5)	49,805	2,770,728
Series 2023-47, Class HS, 1.51%, (6.30% - 30-day average SOFR), 3/20/53(5)	21,280	1,208,443
Series 2023-47, Class SC, 1.46%, (6.25% - 30-day average SOFR), 3/20/53(5)	31,904	1,735,022
Series 2023-53, Class SK, 1.538%, (6.20% - 30-day average SOFR), 4/20/53(5)	40,000	2,015,576
MFRA Trust, Series 2023-NQM1, Class A2, 5.75% to 1/25/26, 11/25/67(1)(4)	977	966,471
PNMAC GMSR Issuer Trust:
Series 2018-GT1, Class A, 8.87%, (1 mo. USD LIBOR + 3.85%), 2/25/25(1)(2)	5,000	5,002,846
Series 2018-GT2, Class A, 7.67%, (1 mo. USD LIBOR + 2.65%), 8/25/25(1)(2)	4,272	4,217,494
Series 2022-GT1, Class A, 9.065%, (30-day average SOFR + 4.25%), 5/25/27(1)(2)	6,000	5,947,216
Radnor Re, Ltd., Series 2022-1, Class M1A, 8.565%, (30-day average SOFR + 3.75%), 9/25/32(1)(2)	7,000	6,991,222
Unison Trust, Series 2021-1, Class A, 4.50%, 4/25/50(1)(3)	55,099	49,995,007
Total Collateralized Mortgage Obligations (identified cost $699,942,786)		$617,192,551

Commercial Mortgage-Backed Securities — 0.8%
Security	Principal Amount (000's omitted)	Value
COMM Mortgage Trust, Series 2013-CR9, Class D, 4.61%, 7/10/45(1)(3)	$5,000	$ 4,565,362

26
See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
CSMC Trust:
Series 2020-TMIC, Class A, 8.448%, (1 mo. USD LIBOR + 3.50%), 12/15/35(1)(2)	$3,000	$ 2,977,320
Series 2022-NWPT, Class A, 8.033%, (SOFR + 3.143%), 9/9/24(1)(2)	4,200	4,206,600
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C22, Class D, 4.699%, 9/15/47(1)(3)	3,430	2,456,374
Series 2014-C25, Class D, 4.083%, 11/15/47(1)(3)	8,045	3,403,353
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class D, 4.502%, 8/15/46(1)(3)(8)	5,000	266,894
WF-RBS Commercial Mortgage Trust, Series 2014-C24, Class D, 3.692%, 11/15/47(1)	4,000	2,211,872
Total Commercial Mortgage-Backed Securities (identified cost $30,487,522)		$ 20,087,775

Common Stocks — 0.2%
Security	Shares	Value
Argentina — 0.0%(9)
Banco Macro S.A. ADR	7,600	$ 134,444
Grupo Financiero Galicia S.A. ADR	31,600	364,032
IRSA Inversiones y Representaciones S.A. ADR	13,193	72,826
Loma Negra Cia Industrial Argentina S.A. ADR	23,000	140,760
Pampa Energia S.A. ADR(10)	8,300	283,362
Telecom Argentina S.A. ADR	34,900	177,641
Transportadora de Gas del Sur S.A., Class B ADR(10)	15,900	180,942
		$ 1,354,007
Bermuda — 0.0%(9)
Liberty Latin America, Ltd., Class A(10)	92,500	$ 820,475
		$ 820,475
Bulgaria — 0.2%
Eurohold Bulgaria AD(10)	5,140,100	$ 3,844,767
		$ 3,844,767
Iceland — 0.0%(9)
Siminn HF	2,023,336	$ 172,911
		$ 172,911
Total Common Stocks (identified cost $6,561,695)		$ 6,192,160

Convertible Bonds — 2.0%
Security	Principal Amount (000's omitted)		Value
Bermuda — 0.1%
Jazz Investments I, Ltd., 2.00%, 6/15/26	USD	720	$ 785,700
NCL Corp., Ltd., 1.125%, 2/15/27	USD	720	525,730
			$ 1,311,430
British Virgin Islands — 0.0%(9)
ADM Ag Holding, Ltd., 0.00%, 8/26/23(11)	USD	200	$ 196,350
			$ 196,350
Cayman Islands — 0.2%
Herbalife, Ltd., 2.625%, 3/15/24	USD	720	$ 689,760
JOYY, Inc., 0.75%, 6/15/25	USD	300	298,692
Li Auto, Inc., 0.25%, 5/1/28	USD	505	546,157
Poseidon Finance 1, Ltd., 0.00%, 2/1/25(11)	USD	460	478,860
Sea, Ltd., 2.375%, 12/1/25	USD	790	906,130
ZTO Express Cayman, Inc., 1.50%, 9/1/27(1)	USD	580	609,000
			$ 3,528,599
China — 0.1%
Meituan, 0.00%, 4/27/27(11)	USD	2,300	$ 2,013,650
			$ 2,013,650
Costa Rica — 0.2%
Liberty Latin America, Ltd., 2.00%, 7/15/24	USD	4,449	$ 4,122,588
			$ 4,122,588
France — 0.0%(9)
Veolia Environnement S.A., 0.00%, 1/1/25(11)	EUR	950	$ 335,857
			$ 335,857
Germany — 0.0%(9)
Deutsche Post AG, 0.05%, 6/30/25(11)	EUR	400	$ 427,939
RAG-Stiftung, 1.875%, 11/16/29(11)	EUR	300	350,437
			$ 778,376
India — 0.0%
Indiabulls Housing Finance, Ltd., 4.50%, 9/28/26(11)	USD	1,325	$ 1,013,254
			$ 1,013,254

27
See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Israel — 0.0%(9)
Nice, Ltd., 0.00%, 9/15/25	USD	340	$ 317,220
			$ 317,220
Luxembourg — 0.0%(9)
Citigroup Global Markets Funding Luxembourg SCA, 0.00%, 7/25/24(11)	HKD	4,000	$ 480,786
			$ 480,786
Netherlands — 0.0%(9)
STMicroelectronics N.V., 0.00%, 8/4/25(11)	USD	200	$ 223,230
			$ 223,230
Spain — 0.0%(9)
Cellnex Telecom S.A., 0.50%, 7/5/28(11)	EUR	200	$ 240,243
			$ 240,243
Taiwan — 0.0%(9)
Hon Hai Precision Industry Co., Ltd., 0.00%, 8/5/26(11)	USD	300	$ 262,275
			$ 262,275
United Arab Emirates — 0.0%(9)
Abu Dhabi National Oil Co., 0.70%, 6/4/24(11)	USD	200	$ 190,500
			$ 190,500
United States — 1.4%
Airbnb, Inc., 0.00%, 3/15/26	USD	870	$ 760,815
Akamai Technologies, Inc., 0.125%, 5/1/25	USD	870	900,045
Alarm.com Holdings, Inc., 0.00%, 1/15/26	USD	440	372,902
Alnylam Pharmaceuticals, Inc., 1.00%, 9/15/27(1)	USD	340	339,082
Ares Capital Corp., 4.625%, 3/1/24	USD	90	91,238
Axon Enterprise, Inc., 0.50%, 12/15/27(1)	USD	420	474,600
Bentley Systems, Inc., 0.125%, 1/15/26	USD	720	680,936
BILL Holdings, Inc., 0.00%, 12/1/25	USD	620	569,160
BioMarin Pharmaceutical, Inc., 0.599%, 8/1/24	USD	720	743,258
Blackline, Inc., 0.00%, 3/15/26	USD	440	372,350
Blackstone Mortgage Trust, Inc., 5.50%, 3/15/27	USD	500	402,188
Block, Inc., 0.125%, 3/1/25	USD	720	674,280
Burlington Stores, Inc., 2.25%, 4/15/25	USD	380	429,875
Cable One, Inc., 0.00%, 3/15/26	USD	580	477,340
Carnival Corp., 5.75%, 12/1/27(1)	USD	430	443,760
Cloudflare, Inc., 0.00%, 8/15/26	USD	600	498,000
Confluent, Inc., 0.00%, 1/15/27(1)	USD	720	573,731
CryoPort, Inc., 0.75%, 12/1/26(1)	USD	450	354,658
Datadog, Inc., 0.125%, 6/15/25	USD	440	460,680
Security	Principal Amount (000's omitted)		Value
United States (continued)
Dexcom, Inc., 0.25%, 11/15/25	USD	720	$ 789,284
DISH Network Corp., 0.00%, 12/15/25	USD	440	216,767
DraftKings Holdings, Inc., 0.00%, 3/15/28	USD	870	631,620
Dropbox, Inc., 0.00%, 3/1/26	USD	570	506,445
Duke Energy Corp., 4.125%, 4/15/26(1)	USD	900	920,250
Enphase Energy, Inc., 0.00%, 3/1/26	USD	220	210,650
Etsy, Inc., 0.25%, 6/15/28	USD	870	713,224
Exact Sciences Corp., 0.375%, 3/1/28	USD	720	627,701
Expedia Group, Inc., 0.00%, 2/15/26	USD	720	638,098
Five9, Inc., 0.50%, 6/1/25	USD	250	230,631
Ford Motor Co., 0.00%, 3/15/26	USD	870	853,035
Glencore Funding, LLC, 0.00%, 3/27/25(11)	USD	200	216,906
HubSpot, Inc., 0.375%, 6/1/25	USD	149	231,770
Insmed, Inc., 0.75%, 6/1/28	USD	500	415,030
InterDigital, Inc., 3.50%, 6/1/27(1)	USD	380	414,010
Ionis Pharmaceuticals, Inc., 0.00%, 4/1/26	USD	720	661,500
Lantheus Holdings, Inc., 2.625%, 12/15/27(1)	USD	390	518,525
Liberty Broadband Corp., 3.125%, 3/31/53(1)	USD	390	387,270
Liberty Media Corp.:
2.75%, 12/1/49(1)	USD	18	15,966
3.75%, 3/15/28(1)	USD	750	761,250
Live Nation Entertainment, Inc., 2.00%, 2/15/25	USD	440	428,560
Lumentum Holdings, Inc., 0.50%, 6/15/28	USD	435	328,240
Marriott Vacations Worldwide Corp., 3.25%, 12/15/27(1)	USD	435	426,518
Match Group Financeco 3, Inc., 2.00%, 1/15/30(1)	USD	490	419,287
MongoDB, Inc., 0.25%, 1/15/26	USD	540	712,719
NextEra Energy Partners, L.P., 2.50%, 6/15/26(1)	USD	600	535,200
NRG Energy, Inc., 2.75%, 6/1/48	USD	440	454,300
Okta, Inc., 0.125%, 9/1/25	USD	500	448,000
Omnicell, Inc., 0.25%, 9/15/25	USD	720	679,680
ON Semiconductor Corp., 0.50%, 3/1/29(1)	USD	565	546,973
Palo Alto Networks, Inc., 0.375%, 6/1/25	USD	470	870,440
Rapid7, Inc., 0.25%, 3/15/27	USD	450	404,343
Rivian Automotive, Inc., 4.625%, 3/15/29(1)	USD	370	343,730
Sarepta Therapeutics, Inc., 1.25%, 9/15/27(1)	USD	520	587,603
Silicon Laboratories, Inc., 0.625%, 6/15/25	USD	151	181,780
Snap, Inc., 0.00%, 5/1/27	USD	950	693,500
SoFi Technologies, Inc., 0.00%, 10/15/26(1)	USD	720	517,320
Southern Co., 3.875%, 12/15/25(1)	USD	350	362,425
Southwest Airlines Co., 1.25%, 5/1/25	USD	305	327,646
Spirit Airlines, Inc., 1.00%, 5/15/26	USD	580	473,280
Splunk, Inc., 1.125%, 9/15/25	USD	665	629,090
Spotify USA, Inc., 0.00%, 3/15/26	USD	405	343,238
Stride, Inc., 1.125%, 9/1/27	USD	510	535,497

28
See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
United States (continued)
Tyler Technologies, Inc., 0.25%, 3/15/26	USD	480	$ 484,198
Uber Technologies, Inc., 0.00%, 12/15/25	USD	720	629,822
Vail Resorts, Inc., 0.00%, 1/1/26	USD	340	309,188
Wolfspeed, Inc., 1.875%, 12/1/29(1)	USD	760	565,060
Ziff Davis, Inc., 1.75%, 11/1/26(1)	USD	345	330,510
Zscaler, Inc., 0.125%, 7/1/25	USD	455	441,805
			$ 33,588,782
Total Convertible Bonds (identified cost $45,423,357)			$ 48,603,140

Convertible Preferred Stocks — 0.0%(9)
Security	Shares	Value
United States — 0.0%(9)
Bank of America Corp., Series L, 7.25%	500	$ 591,965
Total Convertible Preferred Stocks (identified cost $621,000)		$ 591,965

Foreign Corporate Bonds — 4.5%
Security	Principal Amount (000's omitted)		Value
Argentina — 0.0%(9)
Generacion Mediterranea S.A./Central Termica Roca S.A., 15.00%, 5/5/23(1)(12)	USD	419	$ 433,247
IRSA Inversiones y Representaciones S.A., 8.75%, 6/22/28(1)	USD	151	148,904
			$ 582,151
Armenia — 0.1%
Ardshinbank CJSC Via Dilijan Finance BV, 6.50%, 1/28/25(11)	USD	1,696	$ 1,657,840
			$ 1,657,840
Brazil — 0.5%
Coruripe Netherlands BV:
10.00%, 2/10/27(1)	USD	616	$ 455,840
10.00%, 2/10/27(11)	USD	3,257	2,410,180
Guara Norte S.a.r.l., 5.198%, 6/15/34(11)	USD	1,067	910,029
Hidrovias International Finance S.a.r.l., 4.95%, 2/8/31(11)	USD	1,598	1,205,059
Security	Principal Amount (000's omitted)		Value
Brazil (continued)
MC Brazil Downstream Trading S.a.r.l., 7.25%, 6/30/31(1)	USD	1,899	$ 1,460,960
MV24 Capital BV, 6.748%, 6/1/34(11)	USD	708	633,331
Natura & Co. Luxembourg Holdings S.a.r.l.:
6.00%, 4/19/29(1)	USD	259	231,481
6.00%, 4/19/29(11)	USD	1,563	1,396,927
Natura Cosmeticos S.A., 4.125%, 5/3/28(11)	USD	2,178	1,818,391
Petrobras Global Finance BV, 6.90%, 3/19/49	USD	1,392	1,287,198
Vale S.A., 2.762%(13)(14)	BRL	14,736	938,050
			$ 12,747,446
Bulgaria — 0.0%(9)
Bulgarian Energy Holding EAD, 2.45%, 7/22/28(11)	EUR	1,359	$ 1,226,828
			$ 1,226,828
Burkina Faso — 0.1%
Endeavour Mining PLC, 5.00%, 10/14/26(11)	USD	3,397	$ 2,959,806
			$ 2,959,806
Chile — 0.2%
AES Andes S.A.:
6.35% to 4/7/25, 10/7/79(11)(15)	USD	406	$ 377,496
7.125% to 4/7/24, 3/26/79(11)(15)	USD	575	542,136
Latam Airlines Group S.A., 13.375%, 10/15/27(1)	USD	1,470	1,537,212
VTR Comunicaciones SpA:
4.375%, 4/15/29(11)	USD	2,216	1,145,076
5.125%, 1/15/28(11)	USD	2,378	1,330,479
			$ 4,932,399
China — 0.1%
Kaisa Group Holdings, Ltd., 9.375%, 6/30/24(11)(16)	USD	850	$ 85,833
KWG Group Holdings, Ltd., 7.875%, 8/30/24	USD	519	143,841
Shimao Group Holdings, Ltd., 5.60%, 7/15/26(11)(16)	USD	4,343	568,393
Sunac China Holdings, Ltd.:
6.50%, 7/9/23(11)(16)	USD	400	80,881
8.35%, 4/19/23(11)(16)	USD	1,340	276,455
Times China Holdings, Ltd.:
5.55%, 6/4/24(11)	USD	2,221	288,767
6.75%, 7/16/23(11)	USD	1,041	143,137
			$ 1,587,307
Colombia — 0.2%
ABRA Global Finance, 11.50%, (6.00% cash and 5.50% PIK), 3/2/28(1)	USD	2,599	$ 2,086,273

29
See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Colombia (continued)
Aris Mining Corp., 6.875%, 8/9/26(11)	USD	2,210	$ 1,755,028
Canacol Energy, Ltd., 5.75%, 11/24/28(11)	USD	1,486	1,187,901
			$ 5,029,202
Costa Rica — 0.1%
Liberty Costa Rica Senior Secured Finance, 10.875%, 1/15/31(1)	USD	2,280	$ 2,208,248
			$ 2,208,248
Georgia — 0.1%
Georgia Capital JSC, 6.125%, 3/9/24(11)	USD	1,850	$ 1,815,313
TBC Bank JSC, 8.894% to 11/6/26(11)(13)(15)	USD	1,971	1,769,662
			$ 3,584,975
Ghana — 0.1%
Tullow Oil PLC, 10.25%, 5/15/26(11)	USD	1,868	$ 1,460,655
			$ 1,460,655
Honduras — 0.1%
Inversiones Atlantida S.A., 7.50%, 5/19/26(11)	USD	1,735	$ 1,603,582
			$ 1,603,582
Hungary — 0.0%(9)
OTP Bank Nyrt, 8.75%, 5/15/33(11)	USD	1,320	$ 1,280,400
			$ 1,280,400
Iceland — 0.2%
Arion Banki HF, 6.00%, 4/12/24(11)	ISK	440,000	$ 3,165,759
Landsbankinn HF, 5.00%, 11/23/23(11)	ISK	120,000	869,351
WOW Air HF:
0.00% (12)(13)(16)	EUR	20	0
0.00%, (3 mo. EURIBOR + 9.00%), 9/24/24(12)(16)	EUR	900	0
			$ 4,035,110
India — 0.2%
JSW Infrastructure, Ltd., 4.95%, 1/21/29(11)	USD	1,694	$ 1,467,849
JSW Steel, Ltd., 5.05%, 4/5/32(11)	USD	1,732	1,396,615
Vedanta Resources Finance II PLC, 13.875%, 1/21/24(11)	USD	2,067	1,796,552
			$ 4,661,016
Indonesia — 0.1%(9)
Alam Sutera Realty Tbk PT, 6.25%, (6.25% cash or 6.50% PIK), 11/2/25(11)(17)	USD	1,420	$ 1,186,330
Security	Principal Amount (000's omitted)		Value
Indonesia (continued)
Minejesa Capital BV, 4.625%, 8/10/30(11)	USD	1,877	$ 1,656,453
			$ 2,842,783
Mexico — 0.8%
Alpha Holding S.A. de CV:
9.00%, 2/10/25(11)(16)	USD	2,815	$ 38,706
10.00%, 12/19/22(11)(16)	USD	1,440	8,855
Banco Mercantil del Norte S.A., 8.375% to 10/14/30(11)(13)(15)	USD	554	524,500
BBVA Bancomer S.A., 5.125% to 1/17/28, 1/18/33(11)(15)	USD	965	852,477
Braskem Idesa SAPI:
6.99%, 2/20/32(11)	USD	1,960	1,403,850
7.45%, 11/15/29(11)	USD	1,895	1,501,103
Cemex SAB de CV:
5.125% to 6/8/26(11)(13)(15)	USD	3,530	3,130,051
9.125% to 3/14/28(1)(13)(15)	USD	1,740	1,729,997
Credito Real SAB de CV:
5.00%, 2/1/27(11)(16)	EUR	347	31,245
8.00%, 1/21/28(11)(16)	USD	2,120	142,591
9.50%, 2/7/26(11)(16)	USD	250	18,126
Grupo Kaltex S.A. de CV, 14.50%, (13.00% cash and 1.50% PIK), 9/30/25(1)(17)	USD	2,592	2,332,800
Petroleos Mexicanos:
5.95%, 1/28/31	USD	2,797	2,069,300
6.95%, 1/28/60	USD	2,105	1,292,884
10.00%, 2/7/33(1)	USD	1,597	1,484,594
Total Play Telecomunicaciones S.A. de CV:
6.375%, 9/20/28(11)	USD	298	196,558
7.50%, 11/12/25(11)	USD	2,946	2,061,783
			$ 18,819,420
Moldova — 0.1%
Aragvi Finance International DAC, 8.45%, 4/29/26(11)	USD	2,360	$ 1,628,400
			$ 1,628,400
Nigeria — 0.2%
IHS Holding, Ltd., 5.625%, 11/29/26(11)	USD	1,022	$ 857,785
IHS Netherlands Holdco BV, 8.00%, 9/18/27(11)	USD	2,654	2,340,430
SEPLAT Petroleum Development Co. PLC, 7.75%, 4/1/26(11)	USD	1,277	1,024,690
			$ 4,222,905

30
See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Pakistan — 0.0%(9)
Pakistan Water & Power Development Authority, 7.50%, 6/4/31(11)	USD	2,075	$ 682,675
			$ 682,675
Paraguay — 0.1%
Frigorifico Concepcion S.A.:
7.70%, 7/21/28(1)	USD	2,421	$ 1,734,429
7.70%, 7/21/28(11)	USD	1,420	1,017,302
			$ 2,751,731
Peru — 0.3%
Auna SAA, 6.50%, 11/20/25(11)	USD	6,027	$ 4,751,054
Peru LNG SRL, 5.375%, 3/22/30(11)	USD	2,006	1,621,881
Telefonica del Peru SAA, 7.375%, 4/10/27(11)	PEN	4,500	1,019,885
			$ 7,392,820
Russia — 0.0%(9)
Gazprom PJSC Via Gaz Finance PLC, 4.599% to 10/26/25(11)(13)(15)	USD	555	$ 352,425
Hacienda Investments, Ltd. Via DME Airport DAC, 5.35%, 2/8/28(11)	USD	450	229,500
Tinkoff Bank JSC Via TCS Finance, Ltd., 6.00% to 12/20/26(11)(13)(15)	USD	1,226	594,610
			$ 1,176,535
Saint Lucia — 0.1%
Digicel International Finance, Ltd./Digicel International Holdings, Ltd., 8.75%, 5/25/24(11)	USD	4,217	$ 3,822,964
			$ 3,822,964
Singapore — 0.1%
Indika Energy Capital IV Pte, Ltd., 8.25%, 10/22/25(11)	USD	623	$ 618,634
Puma International Financing S.A., 5.125%, 10/6/24(11)	USD	1,533	1,473,213
			$ 2,091,847
South Africa — 0.2%
HTA Group, Ltd., 7.00%, 12/18/25(11)	USD	1,864	$ 1,760,129
Petra Diamonds US Treasury PLC, 10.50% PIK, 3/8/26(11)(17)	USD	727	694,754
Sasol Financing USA, LLC:
5.50%, 3/18/31	USD	2,621	2,175,910
6.50%, 9/27/28	USD	1,059	979,352
			$ 5,610,145
Security	Principal Amount (000's omitted)		Value
Turkey — 0.2%
Limak Iskenderun Uluslararasi Liman Isletmeciligi AS, 9.50%, 7/10/36(11)	USD	2,303	$ 1,908,872
Ulker Biskuvi Sanayi AS, 6.95%, 10/30/25(11)	USD	2,399	2,090,177
			$ 3,999,049
Ukraine — 0.1%
Kernel Holding S.A.:
6.50%, 10/17/24(11)	USD	1,418	$ 911,065
6.75%, 10/27/27(11)	USD	1,142	676,635
			$ 1,587,700
United Arab Emirates — 0.1%
Shelf Drilling Holdings, Ltd., 8.875%, 11/15/24(11)	USD	1,732	$ 1,733,732
			$ 1,733,732
Uzbekistan — 0.0%(9)
Ipoteka-Bank ATIB, 16.00%, 4/16/24(11)	UZS	7,100,000	$ 597,685
			$ 597,685
Vietnam — 0.1%
Mong Duong Finance Holdings BV, 5.125%, 5/7/29(11)	USD	2,141	$ 1,864,040
			$ 1,864,040
Total Foreign Corporate Bonds (identified cost $130,200,882)			$110,381,396

Loan Participation Notes — 0.0%(9)
Security	Principal Amount (000's omitted)		Value
Uzbekistan — 0.0%(9)
Daryo Finance BV (borrower - Uzbek Industrial and Construction Bank ATB), 18.75%, 6/15/23(12)(18)	UZS	2,619,000	$ 229,206
Europe Asia Investment Finance BV (borrower - Joint Stock Commercial Bank “Asaka”), 18.70%, 7/26/23(12)(18)	UZS	984,000	86,066
Total Loan Participation Notes (identified cost $362,512)			$ 315,272

31
See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Preferred Stocks — 0.0%(9)
Security	Shares	Value
United States — 0.0%(9)
Wells Fargo & Co., Series L, 7.50% (Convertible)	495	$ 578,175
Total Preferred Stocks (identified cost $622,710)		$ 578,175

Reinsurance Side Cars — 2.2%
Security	Shares	Value
Eden Re II, Ltd.:
Series 2020A, 0.00%, 3/22/24(1)(12)(19)(20)	818,125	$ 214,349
Series 2021B, 0.00%, 3/21/25(1)(12)(19)(20)	740,595	378,444
Series 2023A, 0.00%, 3/19/27(1)(12)(19)(20)	15,000,000	15,427,500
Series 2021A, 0.00%, 3/21/25(1)(12)(19)(20)	82,160	42,230
Series 2022B, 0.00%, 3/20/26(1)(12)(19)(20)	1,400,000	1,035,720
Series 2022A, 0.00%, 3/20/26(1)(12)(19)(20)	1,600,000	1,156,480
Series 2023B, 0.00%, 3/19/27(1)(12)(19)(20)	11,800,000	12,145,740
Mt. Logan Re, Ltd.:
Series 13, Preference Shares(12)(20)(21)	10,000	10,369,915
Series 17, Preference Shares(10)(12)(20)(21)	860	880,044
Sussex Capital, Ltd.:
Designated Investment Series 5, 5/19(10)(12)(20)(21)	249	13,616
Designated Investment Series 5, 12/19(10)(12)(20)(21)	791	23,958
Designated Investment Series 5, 6/20(10)(12)(20)(21)	434	41,963
Designated Investment Series 5, 4/21(10)(12)(20)(21)	247	128,213
Designated Investment Series 5, 12/21(10)(12)(20)(21)	958	347,102
Designated Investment Series 5, 11/22(10)(12)(20)(21)	958	995,815
Designated Investment Series 15, 12/21(10)(12)(20)(21)	743	269,032
Designated Investment Series 15, 11/22(10)(12)(20)(21)	721	749,505
Series 5, Preference Shares(10)(12)(20)(21)	6,000	5,632,370
Series 15, Preference Shares(10)(12)(20)(21)	5,000	4,316,034
Sussex Re, Ltd.:
Series 2020A(10)(12)(20)(21)	4,081,939	154,706
Series 2021A(10)(12)(20)(21)	4,154,232	453,642
Total Reinsurance Side Cars (identified cost $49,382,046)		$ 54,776,378

Sovereign Government Bonds — 13.9%
Security	Principal Amount (000's omitted)		Value
Benin — 0.1%
Benin Government International Bond, 6.875%, 1/19/52(11)	EUR	1,630	$ 1,202,577
			$ 1,202,577
Dominican Republic — 1.3%
Dominican Republic:
9.75%, 6/5/26(11)	DOP	56,750	$ 1,034,516
12.00%, 8/8/25(1)	DOP	450,030	8,213,832
12.75%, 9/23/29(1)	DOP	794,700	16,145,578
13.625%, 2/3/33(1)	DOP	56,000	1,217,382
Dominican Republic Central Bank Notes:
12.00%, 10/3/25(1)	DOP	299,010	5,457,097
13.00%, 12/5/25(1)	DOP	12,940	244,366
			$ 32,312,771
Egypt — 0.0%(9)
Arab Republic of Egypt, 8.70%, 3/1/49(11)	USD	684	$ 366,070
			$ 366,070
Iceland — 0.4%
Republic of Iceland:
5.00%, 11/15/28	ISK	852,032	$ 5,704,466
6.50%, 1/24/31	ISK	285,839	2,091,404
8.00%, 6/12/25	ISK	307,477	2,235,808
			$ 10,031,678
Indonesia — 1.1%
Indonesia Government Bond, 6.375%, 4/15/32	IDR	403,700,000	$ 27,234,477
			$ 27,234,477
Mexico — 2.9%
Mexican Udibonos:
2.75%, 11/27/31(22)	MXN	47,481	$ 2,334,960
4.00%, 11/30/28(22)	MXN	1,290,927	69,968,473
			$ 72,303,433
New Zealand — 0.7%
New Zealand Government Bond, 3.00%, 9/20/30(11)(22)	NZD	23,566	$ 15,998,671
			$ 15,998,671

32
See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Peru — 2.2%
Peru Government Bond:
5.40%, 8/12/34	PEN	41,625	$ 9,478,612
6.15%, 8/12/32	PEN	115,897	28,636,818
6.714%, 2/12/55	PEN	67,854	16,490,708
			$ 54,606,138
Romania — 0.1%
Romania Government International Bond, 7.125%, 1/17/33(11)	USD	2,314	$ 2,480,087
			$ 2,480,087
Serbia — 1.1%
Serbia Treasury Bond:
4.50%, 8/20/32	RSD	3,319,480	$ 26,873,895
5.875%, 2/8/28	RSD	3,280	31,256
			$ 26,905,151
South Africa — 3.3%
Republic of South Africa, 10.50%, 12/21/26	ZAR	1,437,663	$ 82,591,821
			$ 82,591,821
Suriname — 0.3%
Republic of Suriname, 9.25%, 10/26/26(11)(16)	USD	11,370	$ 8,163,660
			$ 8,163,660
Ukraine — 0.4%
Ukraine Government Bond:
10.95%, 11/1/23	UAH	7,018	$ 146,325
11.67%, 11/22/23	UAH	38,811	798,898
15.84%, 2/26/25	UAH	383,451	7,078,312
16.00%, 5/24/23	UAH	17,259	428,610
Ukraine Government International Bond, 0.00%, GDP-Linked, 8/1/41(10)(11)(23)	USD	4,433	1,153,232
			$ 9,605,377
Total Sovereign Government Bonds (identified cost $394,234,750)			$343,801,911

Sovereign Loans — 0.0%(9)
Borrower/Description	Principal Amount (000's omitted)		Value
Nigeria — 0.0%(9)
Bank of Industry Limited, Term Loan, 11.138%, (3 mo. USD LIBOR + 6.00%), 12/11/23(2)(24)	USD	683	$ 683,378
Total Sovereign Loans (identified cost $683,470)			$ 683,378

U.S. Government Agency Commercial Mortgage-Backed Securities — 0.6%
Security	Principal Amount (000's omitted)	Value
FRESB Mortgage Trust:
Interest Only:(6)
Series 2021-SB91, Class X1, 0.681%, 8/25/41(3)	$24,065	$ 822,492
Series 2021-SB92, Class X1, 0.685%, 8/25/41(3)	24,094	624,917
Government National Mortgage Association:
Interest Only:(6)
Series 2021-101, Class IO, 0.679%, 4/16/63(3)	27,433	1,549,984
Series 2021-132, Class IO, 0.727%, 4/16/63(3)	66,609	3,922,359
Series 2021-144, Class IO, 0.825%, 4/16/63(3)	26,044	1,689,215
Series 2021-186, Class IO, 0.765%, 5/16/63(3)	48,101	2,931,867
Series 2022-3, Class IO, 0.64%, 2/16/61(3)	68,445	3,309,737
Total U.S. Government Agency Commercial Mortgage-Backed Securities (identified cost $18,782,359)		$ 14,850,571

U.S. Government Agency Mortgage-Backed Securities — 38.4%
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
3.609%, (COF + 1.25%), with maturity at 2035(25)	$100	$ 98,121
4.519%, (COF + 1.25%), with maturity at 2030(25)	57	55,667
5.00%, with various maturities to 2052	17,261	17,187,802
5.50%, with various maturities to 2052	41,970	42,362,569
6.00%, with maturity at 2053	1,994	2,039,452
7.00%, with various maturities to 2036	532	553,440
8.00%, with maturity at 2026	3	3,473
Federal National Mortgage Association:
3.866%, (COF + 1.25%), with maturity at 2035(25)	47	46,659
4.796%, (COF + 1.79%), with maturity at 2035(25)	338	329,098
5.00%, 30-Year, TBA(26)	17,800	17,704,047
5.00%, with various maturities to 2052	2,943	2,932,143
5.50%, with various maturities to 2052	91,800	92,683,921

33
See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association: (continued)
6.00%, with various maturities to 2053	$3,335	$ 3,446,547
6.50%, with various maturities to 2053	7,789	8,066,040
7.00%, with maturity at 2037	207	217,735
8.50%, with maturity at 2032	88	94,174
9.50%, with maturity at 2028	19	19,591
Government National Mortgage Association:
5.00%, with maturity at 2052	19,565	19,519,195
5.50%, with various maturities to 2063	32,298	32,489,579
5.50%, 30-Year, TBA(26)	25,900	26,079,383
6.00%, with various maturities to 2063	55,385	56,387,272
6.00%, 30-Year, TBA(26)	142,550	144,804,386
6.50%, with various maturities to 2063	34,002	35,140,614
6.50%, 30-Year, TBA(26)	360,700	369,787,837
7.00%, with various maturities to 2063	74,395	76,873,838
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $947,893,605)		$948,922,583

U.S. Government Guaranteed Small Business Administration Loans (27)(28)— 0.8%
Security	Principal Amount (000's omitted)	Value
0.66%, 3/15/30	$2,618	$ 38,508
0.73%, 7/15/31	2,545	44,001
0.93%, 5/15/42	1,525	46,261
0.98%, 4/15/32	1,185	30,750
1.31%, 5/15/42 to 7/15/42	4,267	185,851
1.34%, 9/15/41	1,771	79,904
1.38%, 6/15/41	3,047	132,735
1.56%, 7/15/42	1,079	54,656
1.61%, 12/15/41 to 7/15/42	1,861	104,237
1.63%, 9/15/41	1,846	102,636
1.73%, 10/15/33 to 11/21/41	2,556	144,951
1.86%, 4/15/42 to 6/15/42	6,801	410,498
1.91%, 7/15/42	1,018	74,327
1.93%, 7/15/42	1,658	107,046
1.96%, 11/29/30 to 6/15/42	2,087	121,496
2.06%, 5/15/42 to 7/15/42	4,939	337,461
2.11%, 4/15/33 to 5/15/42	2,326	149,782
2.16%, 5/15/42	1,961	135,198
2.23%, 1/15/41	1,356	108,676
2.28%, 11/1/29	1,027	49,474
2.31%, 4/15/42 to 6/15/42	2,984	258,603
2.36%, 1/16/42 to 6/15/42	9,165	711,003
Security	Principal Amount (000's omitted)	Value
2.38%, 6/15/42	$1,310	$ 103,558
2.39%, 7/15/40	1,300	92,419
2.41%, 6/15/41 to 6/15/42	7,289	607,661
2.43%, 3/15/41	1,295	113,666
2.46%, 12/15/26 to 6/15/27	1,318	43,028
2.48%, 2/23/41	1,094	93,932
2.56%, 1/15/41	1,012	77,961
2.61%, 2/15/42 to 7/15/42	3,584	312,399
2.66%, 4/15/42 to 6/15/42	2,602	227,118
2.68%, 4/15/41 to 4/15/42	3,212	308,532
2.71%, 7/15/32 to 8/15/42	7,140	630,399
2.86%, 5/15/32 to 6/15/42	8,604	834,769
2.88%, 8/16/42(29)	18,516	1,894,850
2.89%, 8/15/40	953	83,607
2.90%, 11/2/42(29)	8,843	858,582
2.91%, 6/15/42 to 7/15/42	4,414	465,481
2.93%, 4/15/41 to 7/15/42	3,044	282,286
2.96%, 5/15/27 to 1/15/43	8,358	781,220
2.98%, 9/15/41 to 7/15/42	4,109	463,261
3.03%, 6/15/42	1,723	185,430
3.11%, 5/15/42 to 6/15/42	2,919	299,542
3.16%, 6/15/42 to 1/15/43	13,546	1,516,149
3.19%, 8/15/39	1,381	137,101
3.21%, 12/15/26 to 7/15/42	5,663	545,822
3.28%, 6/21/26 to 7/15/42	4,577	470,154
3.36%, 3/15/42	1,838	218,199
3.41%, 6/15/42 to 12/15/42	3,967	477,034
3.46%, 4/15/27 to 8/15/42	4,217	386,650
3.53%, 6/15/26 to 8/15/42	1,151	87,794
3.61%, 6/15/32 to 6/15/42	4,308	552,414
3.64%, 12/15/41	1,020	147,633
3.66%, 5/15/42 to 7/15/42	4,918	636,687
3.68%, 2/15/42 to 5/15/42	621	83,896
3.71%, 3/15/24 to 7/15/42	13,360	1,261,119
3.73%, 1/15/37	1,648	173,079
3.78%, 2/15/27 to 5/15/42	3,039	378,705
Total U.S. Government Guaranteed Small Business Administration Loans (identified cost $37,622,033)		$ 19,260,191

34
See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

U.S. Treasury Obligations — 1.5%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Inflation-Protected Bond:
0.125%, 2/15/52(30)(31)	$38,801	$ 26,523,409
0.625%, 7/15/32(30)	11,422	10,852,754
Total U.S. Treasury Obligations (identified cost $38,867,185)		$ 37,376,163

Miscellaneous — 0.0%
Security	Shares	Value
Financial Intermediaries — 0.0%
Alpha Holding S.A., Escrow Certificates(10)(12)	3,058,000	$ 0
Alpha Holding S.A., Escrow Certificates(10)(12)	5,630,000	0
Total Miscellaneous (identified cost $0)		$ 0

Short-Term Investments — 22.8%
Affiliated Fund — 20.4%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.78%(32)	505,772,598	$ 505,772,598
Total Affiliated Fund (identified cost $505,772,598)		$505,772,598

Repurchase Agreements — 0.1%
Description	Principal Amount (000's omitted)		Value
Bank of America:
Dated 4/17/23 with an interest rate of 4.25%, collateralized by $1,000,000 Republic of Philippines, 5.00%, due 7/17/33 and a market value, including accrued interest, of $1,048,342	USD	1,043	$ 1,042,500
Barclays Bank PLC:
Dated 4/28/23 with an interest rate of 4.68%, collateralized by $1,000,000 Republic of Turkey, 9.375%, due 1/19/33 and a market value, including accrued interest, of $1,037,458	USD	1,086	1,086,250
Total Repurchase Agreements (identified cost $2,128,750)			$ 2,128,750

U.S. Treasury Obligations — 2.3%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills:
0.00%, 5/2/23	$10,263	$ 21,196,956
0.00%, 5/16/23	3,675	3,668,550
0.00%, 5/30/23(31)	32,126	32,019,302
Total U.S. Treasury Obligations (identified cost $56,872,935)		$ 56,884,808
Total Short-Term Investments (identified cost $564,774,283)		$564,786,156

Total Purchased Swaptions — 0.1% (identified cost $2,223,805)	$ 2,138,757
Total Investments — 123.6% (identified cost $3,261,658,368)	$3,056,236,671
Total Written Swaptions — (0.0)%(9) (premiums received $1,597,840)	$ (22,758)
TBA Sale Commitments — (0.7)%
U.S. Government Agency Mortgage-Backed Securities — (0.7)%
Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association, 5.00%, 30-Year, TBA(26)	$(17,800)	$ (17,704,047)
Total U.S. Government Agency Mortgage-Backed Securities (proceeds $17,726,297)		$(17,704,047)
Total TBA Sale Commitments (proceeds $17,726,297)		$(17,704,047)
Securities Sold Short — (0.1)%
Sovereign Government Bonds — (0.1)%
Security	Principal Amount (000's omitted)		Value
Philippines — (0.1)%
Republic of Philippines, 5.00%, 7/17/33	USD	(1,000)	$ (1,033,897)
			$ (1,033,897)

35
See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Turkey — (0.0)%(9)
Republic of Turkey, 9.375%, 1/19/33(9)	USD	(1,000)	$ (1,010,895)
$ (1,010,895)
Total Sovereign Government Bonds (proceeds $2,037,500)			$ (2,044,792)
Total Securities Sold Short (proceeds $2,037,500)			$ (2,044,792)

Other Assets, Less Liabilities — (22.8)%	$ (563,752,769)
Net Assets — 100.0%	$2,472,712,305
The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2023, the aggregate value of these securities is $505,879,467 or 20.5% of the Portfolio's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2023.
(3)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at April 30, 2023.
(4)	Step coupon security. Interest rate represents the rate in effect at April 30, 2023.
(5)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at April 30, 2023.
(6)	Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.
(7)	Principal only security that entitles the holder to receive only principal payments on the underlying mortgages.
(8)	Represents an investment in an issuer that may be deemed to be an affiliate (see Note 8).
(9)	Amount is less than 0.05% or (0.05)%, as applicable.
(10)	Non-income producing security.
(11)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At April 30, 2023, the aggregate value of these securities is $122,479,976 or 5.0% of the Portfolio's net assets.
(12)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 9).
(13)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(14)	Variable rate security whose coupon rate is linked to the issuer’s mining activities revenue. The coupon rate shown represents the rate in effect at April 30, 2023.
(15)	Security converts to variable rate after the indicated fixed-rate coupon period.
(16)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(17)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(18)	Limited recourse note whose payments by the issuer are limited to amounts received by the issuer from the borrower pursuant to a loan agreement with the borrower.
(19)	Quantity held represents principal in USD.
(20)	Security is subject to risk of loss depending on the occurrence, frequency and severity of the loss events that are covered by underlying reinsurance contracts and that may occur during a specified risk period.
(21)	Restricted security (see Note 5).
(22)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.
(23)	Amounts payable in respect of the security are contingent upon and determined by reference to Ukraine’s GDP and Real GDP Growth Rate. Principal amount represents the notional amount used to calculate payments due to the security holder and does not represent an entitlement for payment.
(24)	Loan is subject to scheduled mandatory prepayments. Maturity date shown reflects the final maturity date.
(25)	Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at April 30, 2023.
(26)	TBA (To Be Announced) securities are purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date are determined upon settlement.
(27)	Interest only security that entitles the holder to receive only a portion of the interest payments on the underlying loans. Principal amount shown is the notional amount of the underlying loans on which coupon interest is calculated.
(28)	Securities comprise a trust that is wholly-owned by the Portfolio and may only be sold on a pro-rata basis with all securities in the trust.
(29)	The stated interest rate represents the weighted average fixed interest rate at April 30, 2023 of all interest only securities comprising the certificate.
(30)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.
(31)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

36
See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

(32)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of April 30, 2023.
Purchased Credit Default Swaptions (OTC) — 0.1%
Description	Counterparty	Notional Amount		Expiration Date	Value
Call - Markit CDX North America High Yield 5-Year Index (CDX.NA.HY.40.V1) - expiring 9/20/28 buy protection at 96 basis point spread	Citibank, N.A.	USD	18,600,000	9/20/23	$ 257,982
Call - Markit CDX North America High Yield 5-Year Index (CDX.NA.HY.40.V1) - expiring 9/20/28 buy protection at 96 basis point spread	JPMorgan Chase Bank, N.A.	USD	111,500,000	9/20/23	1,622,325
Call - Markit CDX North America High Yield 5-Year Index (CDX.NA.HY.40.V1) - expiring 10/18/28 buy protection at 96 basis point spread	Goldman Sachs International	USD	15,000,000	10/18/23	258,450
Total					$2,138,757
Written Interest Rate Swaptions (OTC) — (0.0)%(1)
Description	Counterparty	Notional Amount		Expiration Date	Value
Option to enter into interest rate swap expiring 5/19/23 to pay SOFR and receive 3.60%	Bank of America, N.A.	USD	(41,000,000)	5/17/23	$ (12,382)
Option to enter into interest rate swap expiring 5/4/33 to pay SOFR and receive 3.35%	JPMorgan Chase Bank, N.A.	USD	(44,200,000)	5/2/23	(10,376)
Total					$(22,758)
(1)	Amount is less than (0.05)%.
Forward Foreign Currency Exchange Contracts (Centrally Cleared)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
COP	83,909,900,000	USD	17,423,152	6/21/23	$ 241,074
COP	69,876,000,000	USD	15,283,130	6/21/23	(573,240)
COP	114,063,400,000	USD	25,388,043	6/21/23	(1,376,077)
COP	183,900,200,000	USD	40,465,652	6/21/23	(1,752,048)
EUR	2,000,000	USD	2,150,782	6/21/23	59,184
USD	4,973,890	COP	22,250,000,000	6/21/23	289,949
USD	5,375,037	COP	25,950,246,251	6/21/23	(87,859)
USD	13,547,458	COP	65,713,029,860	6/21/23	(286,068)
USD	20,744,736	COP	100,153,926,731	6/21/23	(339,088)
USD	52,287,974	COP	253,627,000,000	6/21/23	(1,104,112)
USD	1,328,373	EUR	1,210,694	6/21/23	(9,423)
USD	967,852	EUR	900,000	6/21/23	(26,633)
USD	968,796	EUR	900,877	6/21/23	(26,659)
37
See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	2,713,734	EUR	2,523,486	6/21/23	$ (74,675)
USD	3,971,342	EUR	3,692,929	6/21/23	(109,281)
USD	5,213,190	EUR	4,847,716	6/21/23	(143,453)
USD	6,664,293	EUR	6,197,089	6/21/23	(183,384)
USD	17,297,796	EUR	16,085,123	6/21/23	(475,991)
USD	26,492,439	EUR	24,635,170	6/21/23	(729,003)
USD	26,254	PEN	100,000	6/21/23	(643)
USD	375,789	PEN	1,431,080	6/21/23	(9,136)
USD	830,621	PEN	3,165,000	6/21/23	(20,685)
USD	2,389,703	PEN	9,051,000	6/21/23	(44,792)
USD	5,060,114	PEN	19,150,000	6/21/23	(90,762)
USD	8,563,588	PEN	32,456,000	6/21/23	(166,272)
USD	7,450,044	PEN	28,371,258	6/21/23	(181,122)
USD	13,315,770	PEN	50,797,000	6/21/23	(347,365)
USD	16,467,300	PEN	62,747,000	6/21/23	(410,090)
IDR	241,238,000,000	USD	16,191,230	7/25/23	233,998
IDR	131,953,775,861	USD	8,884,221	7/25/23	100,147
IDR	49,637,000,000	USD	3,335,058	7/25/23	44,588
USD	2,295,656	IDR	33,805,373,700	7/25/23	(6,058)
USD	6,626,454	IDR	98,068,600,000	7/25/23	(50,766)
USD	8,284,506	IDR	122,585,000,000	7/25/23	(61,968)
USD	9,945,205	IDR	147,103,000,000	7/25/23	(70,632)
USD	13,089,822	IDR	198,965,297,135	7/25/23	(457,175)
USD	14,713,331	IDR	223,863,478,726	7/25/23	(528,915)
					$ (8,774,435)
Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	1,931,587	USD	2,110,047	Standard Chartered Bank	5/5/23	$ 18,637	$ —
EUR	3,607,958	USD	3,961,997	UBS AG	5/5/23	14,114	—
CNH	10,300,000	USD	1,517,616	Standard Chartered Bank	5/8/23	—	(30,352)
CNH	11,786,125	USD	1,736,763	Standard Chartered Bank	5/8/23	—	(34,911)
USD	35,529,909	CNH	241,115,200	Standard Chartered Bank	5/8/23	714,185	—
USD	31,038,933	CNH	210,660,000	Standard Chartered Bank	5/8/23	620,775	—
USD	767,846	CNH	5,210,802	Standard Chartered Bank	5/8/23	15,434	—
USD	671,877	CNH	4,560,000	Standard Chartered Bank	5/8/23	13,438	—
AUD	39,045,000	USD	25,775,674	Goldman Sachs International	6/21/23	115,583	—
USD	8,577,785	MXN	158,665,000	Standard Chartered Bank	6/21/23	—	(158,615)
USD	2,333,849	MXN	42,932,000	State Street Bank and Trust Company	6/21/23	—	(30,070)
USD	4,758,745	MXN	87,000,000	State Street Bank and Trust Company	6/21/23	—	(31,642)
USD	15,199,699	MXN	278,610,000	State Street Bank and Trust Company	6/21/23	—	(141,103)
38
See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	8,957,765	MXN	165,389,900	UBS AG	6/21/23	$ —	$ (148,921)
USD	32,059,154	MXN	588,582,000	UBS AG	6/21/23	—	(349,301)
USD	16,419,979	NZD	26,865,012	Standard Chartered Bank	6/21/23	—	(190,070)
USD	4,228,190	SAR	15,887,000	Standard Chartered Bank	6/21/23	—	(5,376)
USD	14,514,994	SAR	54,539,000	Standard Chartered Bank	6/21/23	—	(18,551)
USD	7,032,332	ZAR	130,305,486	Goldman Sachs International	6/21/23	—	(59,341)
USD	7,049,555	ZAR	130,691,584	Goldman Sachs International	6/21/23	—	(63,130)
USD	7,044,875	ZAR	130,691,584	Goldman Sachs International	6/21/23	—	(67,810)
USD	7,039,949	ZAR	130,691,584	Goldman Sachs International	6/21/23	—	(72,737)
USD	28,213,893	ZAR	522,380,238	Goldman Sachs International	6/21/23	—	(215,836)
AUD	20,920,000	USD	14,090,599	Bank of America, N.A.	7/20/23	—	(201,643)
AUD	21,780,000	USD	14,665,223	BNP Paribas	7/20/23	—	(205,306)
USD	717,022	EUR	645,762	HSBC Bank USA, N.A.	7/31/23	1,940	—
USD	645,665	EUR	581,360	HSBC Bank USA, N.A.	7/31/23	1,898	—
USD	483,242	HKD	3,777,000	UBS AG	7/31/23	301	—
USD	28,443,440	ZAR	522,221,557	UBS AG	9/18/23	269,616	—
USD	14,485,050	SAR	54,500,000	Standard Chartered Bank	3/14/24	—	(22,078)
USD	7,606,557	BHD	2,900,000	Standard Chartered Bank	3/18/24	—	(51,886)
OMR	4,666,500	USD	12,101,605	Standard Chartered Bank	4/8/24	—	(15,149)
USD	11,776,656	OMR	4,666,500	BNP Paribas	4/8/24	—	(309,800)
OMR	4,664,971	USD	12,097,326	Standard Chartered Bank	4/22/24	—	(16,778)
USD	11,825,021	OMR	4,664,971	Standard Chartered Bank	4/22/24	—	(255,527)
OMR	2,000,000	USD	5,183,496	Standard Chartered Bank	7/8/24	—	(6,185)
USD	8,189,339	OMR	3,237,000	BNP Paribas	7/8/24	—	(190,138)
USD	5,155,499	OMR	2,039,000	Standard Chartered Bank	7/15/24	—	(122,624)
USD	954,425	OMR	378,000	BNP Paribas	7/29/24	—	(24,007)
USD	23,985,158	OMR	9,293,625	BNP Paribas	7/29/24	—	(70,863)
						$1,785,921	$(3,109,750)
Non-Deliverable Bond Forward Contracts
Settlement Date	Notional Amount (000's omitted)		Reference Entity	Counterparty	Aggregate Cost	Unrealized Appreciation (Depreciation)
5/5/23	COP	8,038,070	Republic of Colombia, 6.00%, 4/28/28	Goldman Sachs International	$1,710,956	$ 103,177
6/29/23	COP	17,132,879	Republic of Colombia, 5.75%, 11/3/27	Bank of America, N.A.	3,646,845	(106,007)
						$ (2,830)
39
See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 5-Year Treasury Note	49	Long	6/30/23	$ 5,377,367	$ 106,784
U.S. Ultra 10-Year Treasury Note	86	Long	6/21/23	10,444,969	394,112
U.S. Ultra-Long Treasury Bond	21	Long	6/21/23	2,969,532	116,659
Euro-Bobl	(11)	Short	6/8/23	(1,429,903)	(36,739)
Euro-Bund	(11)	Short	6/8/23	(1,643,110)	(57,977)
Japan 10-Year Bond	(193)	Short	6/13/23	(210,501,670)	(4,515,197)
U.S. 2-Year Treasury Note	(16)	Short	6/30/23	(3,298,625)	(39,317)
U.S. 5-Year Treasury Note	(911)	Short	6/30/23	(99,975,133)	(2,256,995)
U.S. 10-Year Treasury Note	(449)	Short	6/21/23	(51,726,203)	(1,116,634)
U.S. Long Treasury Bond	(2)	Short	6/21/23	(263,313)	(12,160)
					$ (7,417,464)
Inflation Swaps (Centrally Cleared)
Notional Amount (000's omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
EUR	5,003	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.60% (pays upon termination)	8/15/32	$ 981,154
EUR	19,000	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.69% (pays upon termination)	11/15/32	3,548,795
EUR	5,000	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.20% (pays upon termination)	10/15/36	731,818
EUR	5,000	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.20% (pays upon termination)	10/15/36	731,818
EUR	5,000	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.20% (pays upon termination)	10/15/36	731,178
EUR	5,260	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.08% (pays upon termination)	1/15/37	819,669
EUR	5,003	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.79% (pays upon termination)	8/15/42	(1,286,515)
EUR	19,000	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.89% (pays upon termination)	11/15/42	(4,495,876)
EUR	5,000	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.29% (pays upon termination)	10/15/46	(934,864)
EUR	5,000	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.29% (pays upon termination)	10/15/46	(934,864)
40
See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Inflation Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
EUR	5,000	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.29% (pays upon termination)	10/15/46	$ (936,786)
EUR	5,260	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.18% (pays upon termination)	1/15/47	(1,089,924)
EUR	5,870	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.64% (pays upon termination)	3/13/53	(99,558)
USD	19,500	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.09% (pays upon termination)	4/2/29	(1,020,145)
USD	25,300	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.22% (pays upon termination)	11/14/32	(2,967,507)
USD	24,200	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.75% (pays upon termination)	10/29/36	(403,019)
USD	8,500	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.67% (pays upon termination)	1/7/37	(148,052)
USD	25,300	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.20% (pays upon termination)	11/14/42	3,064,619
USD	16,200	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.62% (pays upon termination)	10/29/46	11,076
USD	8,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.62% (pays upon termination)	10/29/46	1,821
USD	8,500	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.54% (pays upon termination)	1/7/47	85,421
USD	2,309	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.13% (pays upon termination)	8/22/47	326,083
USD	2,295	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.15% (pays upon termination)	8/25/47	316,044
USD	4,400	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.42% (pays upon termination)	6/8/48	250,528
USD	7,955	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.40% (pays upon termination)	3/13/53	(43,286)
							$ (2,760,372)
Inflation Swaps (OTC)
Counterparty	Notional Amount (000's omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
Bank of America, N.A.	USD	19,500	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.09% (pays upon termination)	4/2/29	$ 2,393,947
								$2,393,947
41
See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
CAD	52,300	Pays	3-month Canadian Bankers Acceptances (pays semi-annually)	3.45% (pays semi-annually)	7/21/27	$ (210,014)	$ 25	$ (209,989)
CLP	2,703,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.57% (pays semi-annually)	12/21/27	102,285	—	102,285
CLP	29,260,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.58% (pays semi-annually)	12/21/27	1,097,617	—	1,097,617
CLP	4,936,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.58% (pays semi-annually)	12/21/27	184,080	—	184,080
CLP	4,900,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.62% (pays semi-annually)	12/21/27	171,995	—	171,995
CLP	4,900,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.64% (pays semi-annually)	12/21/27	166,624	—	166,624
CLP	4,900,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.67% (pays semi-annually)	12/21/27	158,568	—	158,568
CLP	4,333,200	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.68% (pays semi-annually)	12/21/27	137,851	—	137,851
CLP	2,654,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.69% (pays semi-annually)	12/21/27	83,704	—	83,704
CLP	3,691,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.72% (pays semi-annually)	12/21/27	109,329	—	109,329
CLP	4,222,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.74% (pays semi-annually)	12/21/27	121,587	—	121,587
CNY	76,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.89% (pays quarterly)	6/21/28	74,290	—	74,290
CNY	79,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.89% (pays quarterly)	6/21/28	77,482	—	77,482
CNY	93,200	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.90% (pays quarterly)	6/21/28	95,093	—	95,093
COP	11,169,300	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.56% (pays quarterly)	4/6/26	320,277	—	320,277
COP	4,505,500	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.82% (pays quarterly)	3/26/28	169,163	—	169,163
COP	3,218,200	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.83% (pays quarterly)	3/26/28	120,561	—	120,561
COP	41,900,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	9.07% (pays quarterly)	6/21/28	5,617	—	5,617
42
See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
JPY	2,585,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	1.28% (pays annually)	3/15/53	$(1,402,558)	$ —	$ (1,402,558)
JPY	2,306,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	1.28% (pays annually)	3/15/53	(1,268,566)	—	(1,268,566)
JPY	2,459,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	1.29% (pays annually)	3/15/53	(1,379,470)	—	(1,379,470)
NZD	6,870	Pays	3-month NZD Bank Bill (pays quarterly)	3.98% (pays semi-annually)	7/25/27	(25,431)	—	(25,431)
NZD	9,170	Pays	3-month NZD Bank Bill (pays quarterly)	4.00% (pays semi-annually)	7/25/27	(30,001)	—	(30,001)
NZD	11,860	Pays	3-month NZD Bank Bill (pays quarterly)	4.00% (pays semi-annually)	7/25/27	(38,802)	—	(38,802)
PLN	29,033	Receives	6-month PLN WIBOR (pays semi-annually)	6.51% (pays annually)	6/28/32	(748,673)	—	(748,673)
PLN	29,032	Receives	6-month PLN WIBOR (pays semi-annually)	6.78% (pays annually)	6/28/32	(897,485)	—	(897,485)
PLN	35,735	Receives	6-month PLN WIBOR (pays semi-annually)	6.99% (pays annually)	9/21/32	(1,270,002)	—	(1,270,002)
USD	44,500	Pays	SOFR (pays annually)	3.09% (pays annually)	11/4/32	(689,288)	—	(689,288)
USD	44,000	Pays	SOFR (pays annually)	3.18% (pays annually)	2/2/33	(242,177)	—	(242,177)
ZAR	14,620	Pays	3-month ZAR JIBAR (pays quarterly)	6.54% (pays quarterly)	2/23/27	(45,902)	—	(45,902)
ZAR	521,034	Pays	3-month ZAR JIBAR (pays quarterly)	7.67% (pays quarterly)	1/19/28	(823,285)	261	(823,024)
ZAR	502,633	Pays	3-month ZAR JIBAR (pays quarterly)	7.71% (pays quarterly)	1/19/28	(745,813)	285	(745,528)
ZAR	533,233	Pays	3-month ZAR JIBAR (pays quarterly)	7.71% (pays quarterly)	1/20/28	(788,515)	285	(788,230)
Total						$(7,409,859)	$ 856	$(7,409,003)
Interest Rate Swaps (OTC)
Counterparty	Notional Amount (000's omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
Citibank, N.A.	MYR	38,400	Pays	3-month MYR KLIBOR (pays quarterly)	3.63% (pays quarterly)	6/21/28	$ 71,456
JPMorgan Chase Bank, N.A.	MYR	45,800	Pays	3-month MYR KLIBOR (pays quarterly)	3.63% (pays quarterly)	6/21/28	86,184
Total							$157,640
43
See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Credit Default Swaps - Buy Protection (Centrally Cleared)
Reference Entity	Notional Amount (000's omitted)	Contract Annual Fixed Rate*	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Brazil	$ 5,951	1.00% (pays quarterly)(1)	6/20/28	$ 308,450	$ (428,580)	$ (120,130)
Malaysia	8,000	1.00% (pays quarterly)(1)	6/20/28	(118,035)	56,617	(61,418)
Malaysia	12,400	1.00% (pays quarterly)(1)	6/20/28	(182,955)	104,387	(78,568)
Mexico	9,219	1.00% (pays quarterly)(1)	6/20/28	42,895	(174,755)	(131,860)
Turkey	2,501	1.00% (pays quarterly)(1)	6/20/28	427,419	(434,720)	(7,301)
Total				$ 477,774	$ (877,051)	$(399,277)
*	The contract annual fixed rate represents the fixed rate of interest paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.
(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.
Cross-Currency Swaps (OTC)
Counterparty	Portfolio Receives	Portfolio Pays	Effective Date/ Termination Date(1)	Value/Unrealized Appreciation (Depreciation)
Barclays Bank PLC	1-day Indice Camara Promedio Rate on CLP 6,058,901,240 (pays semi-annually)*	1.41% on CLP equivalent of CLF 172,000 (pays semi-annually)*	Not Applicable/ 1/13/33	$ 210,984
BNP Paribas	3-month PLN WIBOR + 1.45% on PLN 15,623,870 (Notional Amount) (pays quarterly) plus EUR equivalent of Notional Amount at effective date**	3-month EURIBOR on EUR equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount**	10/14/25/ 10/14/28	93,139
Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 952,568,100 (pays semi-annually)*	2.10% on CLP equivalent of CLF 30,000 (pays semi-annually)*	Not Applicable/ 4/8/32	(200,153)
Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 2,921,491,280 (pays semi-annually)*	2.25% on CLP equivalent of CLF 92,000 (pays semi-annually)*	Not Applicable/ 4/11/32	(665,503)
				$(561,533)
(1)	Effective date represents the date on which the Portfolio and counterparty exchange the currencies and begin interest payment accrual.
*	At the termination date, the Portfolio will either pay or receive the USD equivalent of the difference between the initial CLP notional amount and the CLP equivalent of the CLF notional amount on such date.
**	The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.
Abbreviations:
ADR	– American Depositary Receipt
COF	– Cost of Funds 11th District
CPI-U (NSA)	– Consumer Price Index All Urban Non-Seasonally Adjusted
EURIBOR	– Euro Interbank Offered Rate

GDP	– Gross Domestic Product
HICP	– Harmonised Indices of Consumer Prices
JIBAR	– Johannesburg Interbank Average Rate
KLIBOR	– Kuala Lumpur Interbank Offered Rate

44
See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

LIBOR	– London Interbank Offered Rate
OTC	– Over-the-counter
PIK	– Payment In Kind

SOFR	– Secured Overnight Financing Rate
TBA	– To Be Announced
WIBOR	– Warsaw Interbank Offered Rate

Currency Abbreviations:
AUD	– Australian Dollar
BHD	– Bahraini Dinar
BRL	– Brazilian Real
CAD	– Canadian Dollar
CLF	– Chilean Unidad de Fomento
CLP	– Chilean Peso
CNH	– Yuan Renminbi Offshore
CNY	– Yuan Renminbi
COP	– Colombian Peso
DOP	– Dominican Peso
EUR	– Euro
HKD	– Hong Kong Dollar
IDR	– Indonesian Rupiah
ISK	– Icelandic Krona

JPY	– Japanese Yen
MXN	– Mexican Peso
MYR	– Malaysian Ringgit
NZD	– New Zealand Dollar
OMR	– Omani Rial
PEN	– Peruvian Sol
PLN	– Polish Zloty
RSD	– Serbian Dinar
SAR	– Saudi Riyal
UAH	– Ukrainian Hryvnia
USD	– United States Dollar
UZS	– Uzbekistani Som
ZAR	– South African Rand
45
See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2023
Consolidated Statement of Assets and Liabilities (Unaudited)

April 30, 2023
Assets
Unaffiliated investments, at value (identified cost $2,751,056,934)	$ 2,550,197,179
Affiliated investments, at value (identified cost $510,601,434)	506,039,492
Cash	1,893,054
Deposits for derivatives collateral:
Futures contracts	528,358
Centrally cleared derivatives	20,669,800
OTC derivatives	3,210,000
Deposits for forward commitment securities	165,000
Foreign currency, at value (identified cost $13,244,098)	13,297,360
Interest and dividends receivable	20,700,332
Interest and dividends receivable from affiliated investments	1,300,336
Receivable for investments sold	20,444,639
Receivable for TBA sale commitments	17,751,019
Receivable for open forward foreign currency exchange contracts	1,785,921
Receivable for open swap contracts	2,855,710
Receivable for open non-deliverable bond forward contracts	103,177
Tax reclaims receivable	24,292
Total assets	$3,160,965,669
Liabilities
Cash collateral due to brokers	$ 3,375,000
Written swaptions outstanding, at value (premiums received $1,597,840)	22,758
Payable for investments purchased	97,583,178
Payable for when-issued/delayed delivery/forward commitment securities	558,133,117
Payable for securities sold short, at value (proceeds $2,037,500)	2,044,792
TBA sale commitments, at value (proceeds receivable $17,751,019)	17,704,047
Payable for variation margin on open futures contracts	1,084,250
Payable for variation margin on open centrally cleared derivatives	2,037,256
Payable for open forward foreign currency exchange contracts	3,109,750
Payable for open swap contracts	865,656
Payable for closed swap contracts	96,151
Payable for open non-deliverable bond forward contracts	106,007
Payable to affiliates:
Investment adviser fee	1,125,644
Trustees' fees	9,223
Interest payable on securities sold short	78,316
Accrued expenses	878,219
Total liabilities	$ 688,253,364
Net Assets applicable to investors' interest in Portfolio	$2,472,712,305
46
See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2023
Consolidated Statement of Operations (Unaudited)

Six Months Ended
April 30, 2023
Investment Income
Dividend income (net of foreign taxes withheld of $20,665)	$ 1,697,808
Dividend income from affiliated investment	6,266,226
Interest and other income	66,607,781
Interest income from affiliated investment	81,781
Total investment income	$ 74,653,596
Expenses
Investment adviser fee	$ 6,560,344
Trustees’ fees and expenses	54,250
Custodian fee	443,119
Legal and accounting services	106,033
Miscellaneous	214,754
Total expenses	$ 7,378,500
Deduct:
Waiver and/or reimbursement of expenses by affiliate	$ 244,358
Total expense reductions	$ 244,358
Net expenses	$ 7,134,142
Net investment income	$ 67,519,454
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions (net of foreign capital gains taxes of $55,237)	$ (4,685,467)
Securities sold short	(143,663)
TBA sale commitments	(500)
Futures contracts	23,515,943
Swap contracts	74,223
Foreign currency transactions	133,416
Forward foreign currency exchange contracts	(3,726,632)
Non-deliverable bond forward contracts	694,597
Net realized gain	$ 15,861,917
Change in unrealized appreciation (depreciation):
Investments	$ 90,784,059
Investments - affiliated investments	(105,453)
Written swaptions	6,292,055
Securities sold short	(7,292)
TBA sale commitments	(2,491,458)
Futures contracts	(39,686,575)
Swap contracts	(13,735,907)
Foreign currency	1,563,497
Forward foreign currency exchange contracts	(29,076,578)
Non-deliverable bond forward contracts	(121,128)
Net change in unrealized appreciation (depreciation)	$ 13,415,220
Net realized and unrealized gain	$ 29,277,137
Net increase in net assets from operations	$ 96,796,591
47
See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2023
Consolidated Statements of Changes in Net Assets

	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 67,519,454	$ 80,926,073
Net realized gain	15,861,917	6,800,331
Net change in unrealized appreciation (depreciation)	13,415,220	(151,488,276)
Net increase (decrease) in net assets from operations	$ 96,796,591	$ (63,761,872)
Capital transactions:
Contributions	$ 356,492,494	$ 678,901,745
Withdrawals	(163,827,448)	(312,950,240)
Net increase in net assets from capital transactions	$ 192,665,046	$ 365,951,505
Net increase in net assets	$ 289,461,637	$ 302,189,633
Net Assets
At beginning of period	$ 2,183,250,668	$ 1,881,061,035
At end of period	$2,472,712,305	$2,183,250,668
48
See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2023
Consolidated Financial Highlights

	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31,
Ratios/Supplemental Data		2022	2021	2020	2019	2018
Ratios (as a percentage of average daily net assets):
Expenses	0.63% (1)(2)	0.66% (3)	0.70% (3)	0.69% (3)	0.69%	0.69%
Net investment income	5.93% (1)	4.04%	4.22%	2.85%	4.61%	4.47%
Portfolio Turnover	344% (4)(5)	400% (5)	218% (5)	87% (5)	39%	57%
Total Return	4.38% (4)	(2.97)%	3.53%	7.52%	3.21%	2.74%
Net assets, end of period (000’s omitted)	$2,472,712	$2,183,251	$1,881,061	$1,359,116	$1,367,072	$1,490,482
(1)	Annualized.
(2)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Portfolio's investment in the Liquidity Fund (equal to 0.02% and 0.01% of average daily net assets for the six months ended April 30, 2023 and the year ended October 31, 2022, respectively).
(3)	Includes interest and/or dividend expense on securities sold short of 0.02%, 0.03% and 0.01% of average daily net assets for the years ended October 31, 2022, 2021 and 2020, respectively.
(4)	Not annualized.
(5)	Includes the effect of To-Be-Announced (TBA) transactions.
49
See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
April 30, 2023
Notes to Consolidated Financial Statements (Unaudited)

1  Significant Accounting Policies
Global Opportunities Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2023, Eaton Vance Short Duration Strategic Income Fund and Eaton Vance International (Cayman Islands) Short Duration Strategic Income Fund held an interest of 98.4% and 1.6%, respectively, in the Portfolio.
The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GOP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The net assets of the Subsidiary at April 30, 2023 were $919,608 or less than 0.1% of the Portfolio’s consolidated net assets. The accompanying consolidated financial statements include the accounts of the Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.
The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.
Derivatives. Futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Non-deliverable bond forward contracts are generally valued based on the current price of the underlying bond as provided by a third party pricing service and current interest rates. Swaps and options on swaps (“swaptions”) are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating-rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Alternatively, swaptions may be valued at the valuation provided by a broker/dealer (usually the counterparty to the option), so determined using similar techniques as those employed by the pricing service.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
50

Global Opportunities Portfolio
April 30, 2023
Notes to Consolidated Financial Statements (Unaudited) — continued

Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Portfolio’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.
D  Federal and Other Taxes—The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. If one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.
In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.
The Subsidiary is treated as a controlled foreign corporation under the Internal Revenue Code and is not expected to be subject to U.S. federal income tax. The Portfolio is treated as a U.S. shareholder of the Subsidiary. As a result, the Portfolio is required to include in gross income for U.S. federal tax purposes all of the Subsidiary's income, whether or not such income is distributed by the Subsidiary. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by the Portfolio.
As of April 30, 2023, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
F  Unfunded Loan Commitments—The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower's discretion. These commitments, if any, are disclosed in the accompanying Consolidated Portfolio of Investments.
G  Use of Estimates—The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
H   Indemnifications—Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of
51

Global Opportunities Portfolio
April 30, 2023
Notes to Consolidated Financial Statements (Unaudited) — continued

liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.
I  Futures Contracts—Upon entering into a futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.
J  Forward Foreign Currency Exchange and Non-Deliverable Bond Forward Contracts—The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. While forward foreign currency exchange contracts are privately negotiated agreements between the Portfolio and a counterparty, certain contracts may be “centrally cleared”, whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared contracts, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared contracts, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The Portfolio may also enter into non-deliverable bond forward contracts for the purchase of a bond denominated in a non-deliverable foreign currency at a fixed price on a future date. For non-deliverable bond forward contracts, unrealized gains and losses, based on changes in the value of the contract, and realized gains and losses are accounted for as described above. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and, in the case of forward foreign currency exchange contracts, from movements in the value of a foreign currency relative to the U.S. dollar. In the case of centrally cleared contracts, counterparty risk is minimal due to protections provided by the CCP.
K  Interest Rate Swaps—Swap contracts are privately negotiated agreements between the Portfolio and a counterparty. Certain swap contracts may be centrally cleared. Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made, including amortization of upfront payments/receipts, if any (which are amortized over the life of the swap contract), are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.
L  Inflation Swaps—Pursuant to inflation swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark index in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) in exchange for floating-rate payments based on the return of a benchmark index. By design, the benchmark index is an inflation index, such as the Consumer Price Index. The accounting policy for payments received or made and changes in the underlying value of the inflation swap are the same as for interest rate swaps as described above. The value of the swap is determined by changes in the relationship between the rate of interest and the benchmark index. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from the unanticipated movements in value of interest rates or the index.
M  Cross-Currency Swaps—Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.
N  Credit Default Swaps—When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or CCP in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and
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Global Opportunities Portfolio
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Notes to Consolidated Financial Statements (Unaudited) — continued

repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments and receipts, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments or receipts for non-centrally cleared swaps are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments or receipts, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 6 and 9. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
O  Swaptions—A purchased swaption contract grants the Portfolio, in return for payment of the purchase price, the right, but not the obligation, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. When the Portfolio purchases a swaption, the premium paid to the writer is recorded as an investment and subsequently marked-to-market to reflect the current value of the swaption. A written swaption gives the Portfolio the obligation, if exercised by the purchaser, to enter into a swap contract according to the terms of the underlying agreement. When the Portfolio writes a swaption, the premium received by the Portfolio is recorded as a liability and subsequently marked-to-market to reflect the current value of the swaption. When a swaption is exercised, the cost of the swap is adjusted by the amount of the premium paid or received. When a swaption expires or an unexercised swaption is closed, a gain or loss is recognized in the amount of the premium paid or received, plus the cost to close. The Portfolio’s risk for purchased swaptions is limited to the premium paid. The writer of a swaption bears the risk of unfavorable changes in the preset terms of the underlying swap contract. Purchased swaptions traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.
P  When-Issued Securities and Delayed Delivery Transactions—The Portfolio may purchase securities on a delayed delivery, when-issued or forward commitment basis, including TBA (To Be Announced) securities. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. Securities purchased on a delayed delivery, when-issued or forward commitment basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract. A forward purchase commitment may also be closed by entering into an offsetting commitment. If an offsetting commitment is entered into, the Portfolio will realize a gain or loss on investments based on the price established when the Portfolio entered into the commitment.
Q  Repurchase Agreements—A repurchase agreement is the purchase by the Portfolio of securities from a counterparty in exchange for cash that is coupled with an agreement to resell those securities to the counterparty at a specified date and price. When a repurchase agreement is entered, the Portfolio typically receives securities with a value that equals or exceeds the repurchase price, including any accrued interest earned on the agreement. The value of such securities will be marked-to-market daily, and cash or additional securities will be exchanged between the parties as needed. Except in the case of a repurchase agreement entered to settle a short sale, the value of the securities delivered to the Portfolio will be at least equal to 90% of the repurchase price during the term of the repurchase agreement. The terms of a repurchase agreement entered to settle a short sale may provide that the cash purchase price paid by the Portfolio is more than the value of purchased securities that effectively collateralize the repurchase price payable by the counterparty. In the event of insolvency of the counterparty to a repurchase agreement, recovery of the repurchase price owed to the Portfolio may be delayed. Such an insolvency also may result in a loss to the extent that the value of the purchased securities decreases during the delay or that value has otherwise not been maintained at an amount at least equal to the repurchase price.
R  Securities Sold Short—A short sale is a transaction in which the Portfolio sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer with an obligation to replace such borrowed security at a later date. Until the security is replaced, the Portfolio is required to repay the lender any dividends or interest, which accrue during the period of the loan. The proceeds received from a short sale are recorded as a liability and the Portfolio records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination. A gain, limited to the price at which the Portfolio sold the security short, or a loss, potentially unlimited as there is no upward limit on the price of a security, is recorded when the short position is terminated. Interest and dividends payable on securities sold short are recorded as an expense.
S  Forward Sale Commitments—The Portfolio may enter into forward sale commitments to sell generic U.S. government agency mortgage-backed securities to hedge its portfolio positions and/or to enhance return. The proceeds to be received from the forward sale commitment are recorded as an asset and a corresponding liability, which is subsequently valued at approximately the current market value of the underlying security in accordance with the Portfolio's policies on investment valuations discussed above. The Portfolio records an unrealized gain or loss on investments to the extent of the difference between the proceeds to be received and the value of the open forward sale commitment on the day of determination. If the forward sale commitment is closed through the acquisition of an offsetting purchase commitment or the delivery of securities, the Portfolio realizes a gain or loss on investments based
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Global Opportunities Portfolio
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Notes to Consolidated Financial Statements (Unaudited) — continued

on the price established when the Portfolio entered into the commitment. If the Portfolio enters into a forward sale commitment for the delivery of a security that it does not own or has the right to obtain, it is subject to the risk of loss if the purchase price to settle the commitment is higher than the price at which it was sold.
T  Stripped Mortgage-Backed Securities—The Portfolio may invest in Interest Only (IO) and Principal Only (PO) securities, a form of stripped mortgage- backed securities, whereby the IO security receives all the interest and the PO security receives all the principal on a pool of mortgage assets. The yield to maturity on an IO security is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the yield to maturity from these securities. If the underlying mortgages experience greater than anticipated prepayments of principal, the Portfolio may fail to recoup its initial investment in an IO security. The market value of IO and PO securities can be unusually volatile due to changes in interest rates.
U  Interim Consolidated Financial Statements—The interim consolidated financial statements relating to April 30, 2023 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the consolidated financial statements.
2  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Portfolio and the Subsidiary. The Portfolio and Subsidiary each pay BMR a fee computed at an annual rate as a percentage of its respective average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.615%
$500 million but less than $1 billion	0.595%
$1 billion but less than $1.5 billion	0.575%
$1.5 billion but less than $2 billion	0.555%
$2 billion but less than $3 billion	0.520%
$3 billion and over	0.490%
In determining the investment adviser fee for the Portfolio and Subsidiary, the applicable advisory fee rate is based on the average daily net assets of the Portfolio (inclusive of its interest in the Subsidiary). Such fee rate is then assessed separately on the Portfolio’s average daily net assets (exclusive of its interest in the Subsidiary) and the Subsidiary’s average daily net assets to determine the amount of the investment adviser fee. For the six months ended April 30, 2023, the Portfolio’s investment adviser fee amounted to $6,560,344 or 0.58% (annualized) of the Portfolio's consolidated average daily net assets.
The Portfolio may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Portfolio is reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Fund. For the six months ended April 30, 2023, the investment adviser fee paid was reduced by $244,358 relating to the Portfolio's investment in the Liquidity Fund.
Trustees and officers of the Portfolio who are members of BMR’s organization receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2023, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organization.
54

Global Opportunities Portfolio
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Notes to Consolidated Financial Statements (Unaudited) — continued

3  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities, paydowns, principal repayments on Senior Loans, TBA transactions and securities sold short, for the six months ended April 30, 2023 were as follows:
	Purchases	Sales
Investments (non-U.S. Government)	$ 519,110,006	$ 345,106,812
U.S. Government and Agency Securities	7,681,039,874	7,162,258,864
	$8,200,149,880	$7,507,365,676
4  Federal Income Tax Basis of Investments
The cost and unrealized appreciation (depreciation) of investments of the Portfolio, including open derivative contracts and the Portfolio's investment in the Subsidiary, at April 30, 2023, as determined on a federal income tax basis, were as follows:
Aggregate cost	$3,266,447,374
Gross unrealized appreciation	$ 50,495,179
Gross unrealized depreciation	(311,132,450)
Net unrealized depreciation	$ (260,637,271)
5  Restricted Securities
At April 30, 2023, the Portfolio owned the following securities (representing 1.0% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued by the investment adviser as the Trustees’ valuation designee.
Description	Date(s) of Acquisition	Shares	Cost	Value
Reinsurance Side Cars
Mt. Logan Re, Ltd., Series 13, Preference Shares	1/2/18	10,000	$ 6,658,283	$ 10,369,915
Mt. Logan Re, Ltd., Series 17, Preference Shares	1/26/21	860	572,931	880,044
Sussex Capital, Ltd., Designated Investment Series 5, 5/19	5/31/19	249	212,150	13,616
Sussex Capital, Ltd., Designated Investment Series 5, 12/19	1/17/20	791	673,953	23,958
Sussex Capital, Ltd., Designated Investment Series 5, 6/20	6/30/20	434	69,673	41,963
Sussex Capital, Ltd., Designated Investment Series 5, 4/21	4/1/21	247	195,858	128,213
Sussex Capital, Ltd., Designated Investment Series 5, 12/21	1/24/22	958	952,280	347,102
Sussex Capital, Ltd., Designated Investment Series 5, 11/22	3/11/22	958	956,716	995,815
Sussex Capital, Ltd., Designated Investment Series 15, 12/21	1/24/22	743	738,092	269,032
Sussex Capital, Ltd., Designated Investment Series 15, 11/22	3/11/22	721	720,077	749,505
Sussex Capital, Ltd., Series 5, Preference Shares	12/17/18	6,000	2,654,676	5,632,370
Sussex Capital, Ltd., Series 15, Preference Shares	6/1/21	5,000	3,541,830	4,316,034
Sussex Re, Ltd., Series 2020A	1/21/20	4,081,939	0	154,706
Sussex Re, Ltd., Series 2021A	1/14/21	4,154,232	0	453,642
Total Restricted Securities			$17,946,519	$24,375,915
55

Global Opportunities Portfolio
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Notes to Consolidated Financial Statements (Unaudited) — continued

6  Financial Instruments
The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written swaptions, forward foreign currency exchange contracts, non-deliverable bond forward contracts, futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2023 is included in the Consolidated Portfolio of Investments. At April 30, 2023, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.
In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:
Credit Risk: The Portfolio enters into credit default swaps and swaptions to manage certain investment risks and/or to enhance total return or as a substitute for the purchase or sale of securities.
Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.
Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including non-deliverable bond forward contracts, interest rate futures contracts, interest rate swaps and swaptions, inflation swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.
The Portfolio enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2023, the fair value of derivatives with credit-related contingent features in a net liability position was $4,104,171. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $1,541,881 at April 30, 2023.
The OTC derivatives in which the Portfolio invests (except for written swaptions as the Portfolio, not the counterparty, is obligated to perform) are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio (and Subsidiary) has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio (and Subsidiary) may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.
The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio (and Subsidiary) and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Consolidated Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Consolidated Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at April 30, 2023 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 9) at April 30, 2023. Because the Subsidiary is not registered under the 1940 Act, it may not be able to negotiate terms with its counterparties that are equivalent to those a registered portfolio may negotiate. As a result, the Subsidiary may have greater exposure to those counterparties than a registered portfolio.
56

Global Opportunities Portfolio
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Notes to Consolidated Financial Statements (Unaudited) — continued

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2023 was as follows:
	Fair Value
Consolidated Statement of Assets and Liabilities Caption	Credit	Foreign Exchange	Interest Rate	Total
Unaffiliated investments, at value	$ 2,138,757	$ —	$ —	$ 2,138,757
Not applicable	778,764*	968,940*	15,413,702*	17,161,406
Receivable for open forward foreign currency exchange contracts	—	1,785,921	—	1,785,921
Receivable for open swap contracts	—	—	2,855,710	2,855,710
Receivable for open non-deliverable bond forward contracts	—	—	103,177	103,177
Total Asset Derivatives	$2,917,521	$ 2,754,861	$ 18,372,589	$ 24,044,971
Derivatives not subject to master netting or similar agreements	$ 778,764	$ 968,940	$ 15,413,702	$ 17,161,406
Total Asset Derivatives subject to master netting or similar agreements	$2,138,757	$ 1,785,921	$ 2,958,887	$ 6,883,565
Written swaptions outstanding, at value	$ —	$ —	$ (22,758)	$ (22,758)
Not applicable	(300,990)*	(9,743,375)*	(33,001,397)*	(43,045,762)
Payable for open forward foreign currency exchange contracts	—	(3,109,750)	—	(3,109,750)
Payable for open swap contracts	—	—	(865,656)	(865,656)
Payable for open non-deliverable bond forward contracts	—	—	(106,007)	(106,007)
Total Liability Derivatives	$ (300,990)	$(12,853,125)	$(33,995,818)	$(47,149,933)
Derivatives not subject to master netting or similar agreements	$ (300,990)	$ (9,743,375)	$(33,001,397)	$(43,045,762)
Total Liability Derivatives subject to master netting or similar agreements	$ —	$ (3,109,750)	$ (994,421)	$ (4,104,171)
*	Only the current day’s variation margin on open futures contracts and centrally cleared derivatives is reported within the Consolidated Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts and centrally cleared derivatives, as applicable.
The Portfolio's derivative assets and liabilities at fair value by risk, which are reported gross in the Consolidated Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio's derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio (and Subsidiary) for such assets and pledged by the Portfolio (and Subsidiary) for such liabilities as of April 30, 2023.
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)	Total Cash Collateral Received
Bank of America, N.A.	$ 2,393,947	$ (320,032)	$ —	$ (2,073,915)	$ —	$ 2,190,000
Barclays Bank PLC	210,984	—	—	(210,984)	—	280,000
BNP Paribas	93,139	(93,139)	—	—	—	—
Citibank, N.A.	329,438	—	—	(329,438)	—	350,000
Goldman Sachs International	477,210	(477,210)	—	—	—	—
HSBC Bank USA, N.A.	3,838	—	—	—	3,838	—
JPMorgan Chase Bank, N.A.	1,708,509	(10,376)	—	(70,000)	1,628,133	70,000
Standard Chartered Bank	1,382,469	(928,102)	—	(320,000)	134,367	320,000
57

Global Opportunities Portfolio
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Notes to Consolidated Financial Statements (Unaudited) — continued

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)	Total Cash Collateral Received
UBS AG	$ 284,031	$ (284,031)	$ —	$ —	$ —	$ —
	$6,883,565	$(2,112,890)	$ —	$(3,004,337)	$1,766,338	$3,210,000

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)	Total Cash Collateral Pledged
Bank of America, N.A.	$ (320,032)	$ 320,032	$ —	$ —	$ —	$ —
BNP Paribas	(800,114)	93,139	557,150	—	(149,825)	—
Goldman Sachs International	(1,344,510)	477,210	867,300	—	—	—
JPMorgan Chase Bank, N.A.	(10,376)	10,376	—	—	—	—
Standard Chartered Bank	(928,102)	928,102	—	—	—	—
State Street Bank and Trust Company	(202,815)	—	—	—	(202,815)	—
UBS AG	(498,222)	284,031	—	—	(214,191)	—
	$(4,104,171)	$2,112,890	$1,424,450	$ —	$(566,831)	$ —
Total — Deposits for derivatives collateral — OTC derivatives						$3,210,000
(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount due from the counterparty in the event of default.
(c)	Net amount represents the net amount payable to the counterparty in the event of default.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Consolidated Statement of Operations by risk exposure for the six months ended April 30, 2023 was as follows:
Consolidated Statement of Operations Caption	Credit	Foreign Exchange	Interest Rate	Total
Net realized gain (loss):
Futures contracts	$ —	$ —	$ 23,515,943	$ 23,515,943
Swap contracts	(5,962)	—	80,185	74,223
Forward foreign currency exchange contracts	—	(3,726,632)	—	(3,726,632)
Non-deliverable bond forward contracts	—	—	694,597	694,597
Total	$ (5,962)	$ (3,726,632)	$ 24,290,725	$ 20,558,131
Change in unrealized appreciation (depreciation):
Investments	$ (85,048)	$ —	$ —	$ (85,048)
Written swaptions	—	—	6,292,055	6,292,055
Futures contracts	—	—	(39,686,575)	(39,686,575)
Swap contracts	179,299	—	(13,915,206)	(13,735,907)
Forward foreign currency exchange contracts	—	(29,076,578)	—	(29,076,578)
Non-deliverable bond forward contracts	—	—	(121,128)	(121,128)
Total	$ 94,251	$(29,076,578)	$(47,430,854)	$(76,413,181)
58

Global Opportunities Portfolio
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Notes to Consolidated Financial Statements (Unaudited) — continued

The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended April 30, 2023, which are indicative of the volume of these derivative types, were approximately as follows:
Futures Contracts — Long	Futures Contracts — Short	Forward Foreign Currency Exchange Contracts*	Non-Deliverable Bond Forward Contracts	Purchased Swaptions
$33,166,000	$597,365,000	$864,182,000	$9,351,000	$20,729,000
Written Swaptions	Swap Contracts
$86,986,000	$960,175,000
*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.
7  Line of Credit
The Portfolio participates with other portfolios and funds managed by BMR and its affiliates in a $725 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 24, 2023. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2022, an arrangement fee totaling $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2023.
8  Affiliated Investments
At April 30, 2023, the value of the Portfolio's investment in issuers and funds that may be deemed to be affiliated was $506,039,492, which represents 20.5% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the six months ended April 30, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Shares, end of period
Commercial Mortgage-Backed Securities
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class D, 4.502%, 8/15/46	$ 368,705	$ —	$ —	$ —	$ (105,453)	$ 266,894	$ 81,781	$ 5,000,000
Short-Term Investments
Liquidity Fund	459,889,537	1,402,685,312	(1,356,802,251)	—	—	505,772,598	6,266,226	505,772,598
Total				$ —	$(105,453)	$506,039,492	$6,348,007
59

Global Opportunities Portfolio
April 30, 2023
Notes to Consolidated Financial Statements (Unaudited) — continued

9  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At April 30, 2023, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$ 258,555,483	$ —	$ 258,555,483
Closed-End Funds	7,142,666	—	—	7,142,666
Collateralized Mortgage Obligations	—	617,192,551	—	617,192,551
Commercial Mortgage-Backed Securities	—	20,087,775	—	20,087,775
Common Stocks	2,174,482	4,017,678*	—	6,192,160
Convertible Bonds	—	48,603,140	—	48,603,140
Convertible Preferred Stocks	591,965	—	—	591,965
Foreign Corporate Bonds	—	109,948,149	433,247	110,381,396
Loan Participation Notes	—	—	315,272	315,272
Preferred Stocks	578,175	—	—	578,175
Reinsurance Side Cars	—	—	54,776,378	54,776,378
Sovereign Government Bonds	—	343,801,911	—	343,801,911
Sovereign Loans	—	683,378	—	683,378
U.S. Government Agency Commercial Mortgage-Backed Securities	—	14,850,571	—	14,850,571
U.S. Government Agency Mortgage-Backed Securities	—	948,922,583	—	948,922,583
U.S. Government Guaranteed Small Business Administration Loans	—	19,260,191	—	19,260,191
U.S. Treasury Obligations	—	37,376,163	—	37,376,163
Miscellaneous	—	—	0	0
Short-Term Investments:
Affiliated Fund	505,772,598	—	—	505,772,598
Repurchase Agreements	—	2,128,750	—	2,128,750
U.S. Treasury Obligations	—	56,884,808	—	56,884,808
Purchased Credit Default Swaptions	—	2,138,757	—	2,138,757
Total Investments	$ 516,259,886	$ 2,484,451,888	$ 55,524,897	$ 3,056,236,671
Forward Foreign Currency Exchange Contracts	$ —	$ 2,754,861	$ —	$ 2,754,861
Non-Deliverable Bond Forward Contracts	—	103,177	—	103,177
Futures Contracts	617,555	—	—	617,555
Swap Contracts	—	18,430,621	—	18,430,621
Total	$ 516,877,441	$ 2,505,740,547	$ 55,524,897	$ 3,078,142,885
Liability Description
TBA Sale Commitments	$ —	$ (17,704,047)	$ —	$ (17,704,047)
60

Global Opportunities Portfolio
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Notes to Consolidated Financial Statements (Unaudited) — continued

Liability Description (continued)	Level 1	Level 2	Level 3	Total
Securities Sold Short	$ —	$ (2,044,792)	$ —	$ (2,044,792)
Written Interest Rate Swaptions	—	(22,758)	—	(22,758)
Forward Foreign Currency Exchange Contracts	—	(12,853,125)	—	(12,853,125)
Non-Deliverable Bond Forward Contracts	—	(106,007)	—	(106,007)
Futures Contracts	(8,035,019)	—	—	(8,035,019)
Swap Contracts	—	(26,133,024)	—	(26,133,024)
Total	$ (8,035,019)	$ (58,863,753)	$ —	$ (66,898,772)
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
	Foreign Corporate Bonds	Loan Participation Notes	Reinsurance Side Cars*	Sovereign Government Bonds	Sovereign Government Securities	Total
Balance as of October 31, 2022	$ 680,180	$410,149	$ 36,781,743	$ 4,853,497	$ 403,306	$ 43,128,875
Realized gains (losses)	—	(11,578)	(1,607,239)	—	—	(1,618,817)
Change in net unrealized appreciation (depreciation)	3,067	3,377	4,834,028	—	—	4,840,472
Cost of purchases	—	—	26,800,000	—	—	26,800,000
Proceeds from sales, including return of capital	(250,000)	(86,676)	(12,032,154)	—	—	(12,368,830)
Accrued discount (premium)	—	—	—	—	—	—
Transfers to Level 3	—	—	—	—	—	—
Transfers from Level 3(1)	—	—	—	(4,853,497)	(403,306)	(5,256,803)
Balance as of April 30, 2023	$ 433,247	$315,272	$ 54,776,378	$ —	$ —	$ 55,524,897
Change in net unrealized appreciation (depreciation) on investments still held as of April 30, 2023	$ 7,340	$ (7,825)	$ 1,796,419	$ —	$ —	$ 1,795,934
*	The Portfolio’s investments in Reinsurance Side Cars were primarily valued on the basis of broker quotations.
(1)	Transferred from Level 3 based on the observability of valuation inputs resulting from new market activity.
Not included in the table above are investments in securities categorized as Miscellaneous in the Portfolio of Investments which were acquired at $0 cost and valued at $0 at April 30, 2023.
The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 investments held as of April 30, 2023:
Type of Investment	Fair Value as of April 30, 2023	Valuation Technique	Unobservable Input	Input	Impact to Valuation from an Increase to Input*
Foreign Corporate Bonds	$433,247	Matrix Pricing	Credit Spread to U.S. Treasury	42.34%	Decrease
Loan Participation Notes	315,272	Matrix Pricing	Adjusted Credit Spread to the Central Bank of Uzbekistan Quoted Policy Rate	4.73%	Decrease
Also Included in Foreign Corporate Bonds are securities valued at $0 based on their estimated recovery value percentage.
*	Represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.
61

Global Opportunities Portfolio
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Notes to Consolidated Financial Statements (Unaudited) — continued

10  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
Emerging market securities often involve greater risks than developed market securities. Investment markets within emerging market countries are typically smaller, less liquid, less developed and more volatile than those in more developed markets like the United States, and may be focused in certain economic sectors. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets. Governmental actions can have a significant effect on the economic conditions in emerging market countries. It may be more difficult to make a claim or obtain a judgment in the courts of these countries than it is in the United States. The possibility of fraud, negligence, undue influence being exerted by an issuer or refusal to recognize ownership exists in some emerging markets. Disruptions due to work stoppages and trading improprieties in foreign securities markets have caused such markets to close. Emerging market securities are also subject to speculative trading, which contributes to their volatility.
Economic data as reported by sovereign entities may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a sovereign entity to restructure defaulted debt may be limited. Therefore, losses on sovereign defaults may far exceed the losses from the default of a similarly rated U.S. debt issuer.
LIBOR Transition Risk
Certain instruments held by the Portfolio may pay an interest rate based on the London Interbank Offered Rate (“LIBOR”), which is the average offered rate for various maturities of short-term loans between certain major international banks. LIBOR is used throughout global banking and financial industries to determine interest rates for a variety of financial instruments (such as debt instruments and derivatives) and borrowing arrangements. The ICE Benchmark Administration Limited, the administrator of LIBOR, ceased publishing certain LIBOR settings on December 31, 2021, and is expected to cease publishing the remaining LIBOR settings on June 30, 2023. Although the transition process away from LIBOR has become increasingly well-defined, the impact on certain debt securities, derivatives and other financial instruments that utilize LIBOR remains uncertain. The phase-out of LIBOR may result in, among other things, increased volatility or illiquidity in markets for instruments based on LIBOR and changes in the value of such instruments.
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks of disease, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and industries, and could continue to affect the market in significant and unforeseen ways. Other epidemics and pandemics that may arise in the future may have similar effects. Any such impact could adversely affect the Portfolio's performance, or the performance of the securities in which the Portfolio invests.
62

Global Opportunities Portfolio
April 30, 2023
Officers and Trustees

Officers
Eric A. Stein President	Nicholas S. Di Lorenzo Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Richard F. Froio Chief Compliance Officer
James F. Kirchner Treasurer
Trustees
George J. Gorman Chairperson
Alan C. Bowser
Thomas E. Faust Jr.*
Mark R. Fetting
Cynthia E. Frost
Valerie A. Mosley
Anchal Pachnanda*(1)
Keith Quinton
Marcus L. Smith
Susan J. Sutherland
Scott E. Wennerholm
Nancy A. Wiser

*	Interested Trustee
(1)	Ms. Pachnanda began serving as Trustee effective April 1, 2023.
63

Eaton Vance Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
64

Eaton Vance Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
65

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.
66

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser of Emerging Markets Local
Income Portfolio, Global Macro Absolute Return
Advantage Portfolio, Global Opportunities Portfolio,
High Income Opportunities Portfolio and
Senior Debt Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110
Investment Adviser and Administrator of Eaton Vance
Short Duration Strategic Income Fund
Eaton Vance Management
Two International Place
Boston, MA 02110
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 534439
Pittsburgh, PA 15253-4439
(800) 262-1122
Fund Offices
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7688    4.30.23

Eaton Vance
Tax-Managed Equity Asset Allocation Fund
Semiannual Report
April 30, 2023

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund's adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2023
Eaton Vance
Tax-Managed Equity Asset Allocation Fund

Eaton Vance
Tax-Managed Equity Asset Allocation Fund
April 30, 2023
Performance

Portfolio Manager(s) Douglas R. Rogers, CFA, CMT
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	03/04/2002	03/04/2002	8.09%	2.31%	8.04%	9.16%
Class A with 5.25% Maximum Sales Charge	—	—	2.42	(3.05)	6.88	8.58
Class C at NAV	03/04/2002	03/04/2002	7.69	1.53	7.22	8.51
Class C with 1% Maximum Deferred Sales Charge	—	—	6.69	0.53	7.22	8.51
Class I at NAV	09/11/2015	03/04/2002	8.19	2.56	8.30	9.36

Russell 3000® Index	—	—	7.30%	1.50%	10.59%	11.66%
MSCI EAFE Index	—	—	24.19	8.42	3.63	4.76
ICE BofA Fixed Rate Preferred Securities Index	—	—	7.35	1.74	2.34	3.69
Blended Index	—	—	8.95	2.34	9.15	10.24
% After-Tax Returns with Maximum Sales Charge[2]	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A After Taxes on Distributions	03/04/2002	03/04/2002	(3.20)%	6.54%	7.89%
Class A After Taxes on Distributions and Sale of Fund Shares	—	—	(1.67)	5.61	7.02
Class C After Taxes on Distributions	03/04/2002	03/04/2002	0.48	7.00	7.92
Class C After Taxes on Distributions and Sale of Fund Shares	—	—	0.36	5.91	7.00
Class I After Taxes on Distributions	09/11/2015	03/04/2002	2.34	7.91	8.63
Class I After Taxes on Distributions and Sale of Fund Shares	—	—	1.71	6.79	7.70
% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I
	1.21%	1.96%	0.96%
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
2

Eaton Vance
Tax-Managed Equity Asset Allocation Fund
April 30, 2023
Fund Profile

Portfolio Allocation (% of total investments)[1]
Footnotes:
[1]	Fund primarily invests in one or more affiliated investment companies (Portfolios) and may also invest directly. Unless otherwise noted, references to investments are to the aggregate holdings of the Fund, including its pro-rata share of each Portfolio or Fund in which it invests. Debt obligations are hybrid instruments, as determined by the investment adviser. These instruments have characteristics of both equity and debt.
3

Eaton Vance
Tax-Managed Equity Asset Allocation Fund
April 30, 2023
Endnotes and Additional Disclosures

[1]	Russell 3000® Index is an unmanaged index of the 3,000 largest U.S. stocks. MSCI EAFE Index is an unmanaged index of equities in the developed markets, excluding the U.S. and Canada. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. ICE BofA Fixed Rate Preferred Securities Index is an unmanaged index of fixed-rate, preferred securities issued in the U.S. ICE® BofA® indices are not for redistribution or other uses; provided “as is”, without warranties, and with no liability. Eaton Vance has prepared this report and ICE Data Indices, LLC does not endorse it, or guarantee, review, or endorse Eaton Vance’s products. BofA® is a licensed registered trademark of Bank of America Corporation in the United States and other countries. The Blended Index consists of 80% Russell 3000® Index, 10% MSCI EAFE Index and 10% ICE BofA Fixed Rate Preferred Securities Index, rebalanced monthly. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. After-tax returns are calculated using certain assumptions, including using the highest historical individual federal income tax rates, and do not reflect the impact of state/local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or shares held by nontaxable entities. Return After Taxes on Distributions may be the same as Return Before Taxes for the same period because no taxable distributions were made during that period. Return After Taxes on Distributions and Sale of Fund Shares may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares. The Fund’s after-tax returns also may reflect foreign tax credits passed by the Fund to its shareholders.
Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class I is linked to Class A. Performance presented in the Financial Highlights included in the financial statements is not linked.
Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years. Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase.
[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
     Fund profile subject to change due to active management.
4

Eaton Vance
Tax-Managed Equity Asset Allocation Fund
April 30, 2023
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2022 to April 30, 2023).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (11/1/22)	Ending Account Value (4/30/23)	Expenses Paid During Period* (11/1/22 – 4/30/23)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,080.90	$ 6.29	1.22%
Class C	$1,000.00	$1,076.90	$10.14	1.97%
Class I	$1,000.00	$1,081.90	$ 5.01	0.97%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.75	$ 6.11	1.22%
Class C	$1,000.00	$1,015.03	$ 9.84	1.97%
Class I	$1,000.00	$1,019.98	$ 4.86	0.97%
*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2022. The Example reflects the expenses of both the Fund and the Portfolios.
5

Eaton Vance
Tax-Managed Equity Asset Allocation Fund
April 30, 2023
Portfolio of Investments (Unaudited)

Investments in Affiliated Portfolios — 94.6%
Description	Value
Tax-Managed Growth Portfolio (identified cost, $72,534,554)	$ 219,487,879
Tax-Managed International Equity Portfolio (identified cost, $27,235,876)	31,603,122
Tax-Managed Multi-Cap Growth Portfolio (identified cost, $33,346,311)	88,222,427
Tax-Managed Small-Cap Portfolio (identified cost, $54,084,758)	63,340,955
Tax-Managed Value Portfolio (identified cost, $101,605,439)	165,483,684
Total Investments in Affiliated Portfolios (identified cost $288,806,938)	$568,138,067

Debt Obligations — 3.6%(1)
Security	Principal Amount (000's omitted)	Value
Banks — 2.1%
Banco Davivienda S.A., 6.65% to 4/22/31(2)(3)(4)	$200	$ 137,000
Banco Mercantil del Norte S.A./Grand Cayman, 8.375% to 10/14/30(2)(3)(4)	600	568,050
Bank of Nova Scotia (The), 4.90% to 6/4/25(3)(4)	775	711,018
Barclays PLC:
6.125% to 12/15/25(3)(4)	471	405,131
8.00% to 3/15/29(3)(4)	526	462,038
BNP Paribas S.A.:
4.625% to 2/25/31(2)(3)(4)	203	144,516
7.75% to 8/16/29(2)(3)(4)	675	646,313
Citigroup, Inc., Series W, 4.00% to 12/10/25(3)(4)	1,038	906,797
Farm Credit Bank of Texas, Series 3, 6.20% to 6/15/28(2)(3)(4)	473	419,788
Huntington Bancshares, Inc., Series F, 5.625% to 7/15/30(3)(4)	395	354,325
ING Groep NV, 6.50% to 4/16/25(3)(4)	243	224,885
JPMorgan Chase & Co., Series KK, 3.65% to 6/1/26(3)(4)	881	774,575
KeyCorp, Series D, 5.00% to 9/15/26(3)(4)	975	772,687
Lloyds Banking Group PLC, 7.50% to 6/27/24(3)(4)	600	577,854
Natwest Group PLC:
4.60% to 6/28/31(3)(4)	200	141,478
6.00% to 12/29/25(3)(4)	229	215,237
8.00% to 8/10/25(3)(4)	778	771,126
PNC Financial Services Group, Inc. (The):
Series S, 5.00% to 11/1/26(3)(4)	485	443,775
Series U, 6.00% to 5/15/27(3)(4)	800	744,000
Societe Generale S.A.:
5.375% to 11/18/30(2)(3)(4)	506	355,465
Security	Principal Amount (000's omitted)	Value
Banks (continued)
Societe Generale S.A.: (continued)
9.375% to 11/22/27(2)(3)(4)	$200	$ 190,380
Standard Chartered PLC, 4.75% to 1/14/31(2)(3)(4)	577	405,631
Toronto-Dominion Bank (The), 8.125% to 10/31/27, 10/31/82(4)	775	791,298
Truist Financial Corp., Series Q, 5.10% to 3/1/30(3)(4)	134	118,866
UBS Group AG:
4.375% to 2/10/31(2)(3)(4)	419	290,054
6.875% to 8/7/25(3)(4)(5)	348	315,375
Wells Fargo & Co., Series BB, 3.90% to 3/15/26(3)(4)	784	682,721
		$ 12,570,383
Capital Markets — 0.2%
AerCap Holdings NV, 5.875% to 10/10/24, 10/10/79(4)	$425	$ 394,828
Charles Schwab Corp. (The):
Series G, 5.375% to 6/1/25(3)(4)	651	622,926
Series I, 4.00% to 6/1/26(3)(4)	467	392,289
		$ 1,410,043
Diversified Financial Services — 0.2%
American AgCredit Corp., Series QIB, 5.25% to 6/15/26(2)(3)(4)	$914	$ 798,607
Goldman Sachs Group, Inc. (The), Series V, 4.125% to 11/10/26(3)(4)	143	120,044
		$ 918,651
Electric Utilities — 0.3%
Dominion Energy, Inc., Series C, 4.35% to 1/15/27(3)(4)	$583	$ 492,635
Edison International, Series B, 5.00% to 12/15/26(3)(4)	199	170,606
Emera, Inc., Series 16-A, 6.75% to 6/15/26, 6/15/76(4)	450	430,273
Sempra Energy, 4.125% to 1/1/27, 4/1/52(4)	581	471,549
Southern California Edison Co., Series E, 9.498%, (3 mo. USD LIBOR + 4.199%)(3)(6)	249	246,510
		$ 1,811,573
Food Products — 0.1%
Land O' Lakes, Inc., 8.00%(2)(3)	$824	$ 762,052
		$ 762,052
Gas Utilities — 0.1%
NiSource, Inc., 5.65% to 6/15/23(3)(4)	$645	$ 615,266
		$ 615,266

6

Eaton Vance
Tax-Managed Equity Asset Allocation Fund
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Independent Power and Renewable Electricity Producers — 0.1%
Algonquin Power & Utilities Corp., 4.75% to 1/18/27, 1/18/82(4)	$408	$ 330,434
		$ 330,434
Insurance — 0.2%
Lincoln National Corp., 9.25% to 12/1/27(3)(4)	$175	$ 176,531
QBE Insurance Group, Ltd., 5.875% to 5/12/25(2)(3)(4)	1,004	950,471
		$ 1,127,002
Multi-Utilities — 0.1%
Centerpoint Energy, Inc., Series A, 6.125% to 9/1/23(3)(4)	$900	$ 857,812
		$ 857,812
Oil, Gas & Consumable Fuels — 0.2%
EnLink Midstream Partners, L.P., Series C, 8.976%, (3 mo. USD LIBOR + 4.11%)(3)(6)	$658	$ 553,578
Odebrecht Oil & Gas Finance, Ltd., 0.00%(2)(3)	550	551
Plains All American Pipeline, L.P., Series B, 8.974%, (3 mo. USD LIBOR + 4.11%)(3)(6)	442	393,380
		$ 947,509
Pipelines — 0.0%(7)
Energy Transfer, L.P., Series B, 6.625% to 2/15/28(3)(4)	$359	$ 275,640
		$ 275,640
Telecommunications — 0.0%(7)
Rogers Communications, Inc., 5.25% to 3/15/27, 3/15/82(2)(4)	$150	$ 135,683
		$ 135,683
Total Debt Obligations (identified cost $24,256,904)		$ 21,762,048

Exchange-Traded Funds — 0.5%
Security	Shares	Value
Equity Funds — 0.5%
Global X U.S. Preferred ETF	62,500	$ 1,245,625
iShares Preferred & Income Securities ETF	49,354	1,548,235
Total Exchange-Traded Funds (identified cost $3,530,444)		$ 2,793,860

Preferred Stocks — 1.2%
Security	Shares	Value
Banks — 0.4%
Bank of America Corp., 4.25%	52,040	$ 983,036
JPMorgan Chase & Co.:
Series JJ, 4.55%	28,660	610,458
Series LL, 4.625%	17,500	375,550
Truist Financial Corp., 5.25%	5,773	135,896
Wells Fargo & Co., Series L, 7.50% (Convertible)	116	135,491
		$ 2,240,431
Capital Markets — 0.1%
Stifel Financial Corp., Series D, 4.50%	36,350	$ 595,413
		$ 595,413
Electric Utilities — 0.2%
Brookfield BRP Holdings Canada, Inc., 4.625%	24,000	$ 386,880
SCE Trust III, Series H, 5.75% to 3/15/24(4)	13,981	299,193
SCE Trust IV, Series J, 5.375% to 9/15/25(4)	5,882	119,699
SCE Trust V, Series K, 5.45% to 3/15/26(4)	5,504	122,629
SCE Trust VI, 5.00%	1,041	20,601
		$ 949,002
Insurance — 0.1%
American Equity Investment Life Holding Co., Series B, 6.625% to 9/1/25(4)	10,806	$ 258,047
Arch Capital Group, Ltd., Series G, 4.55%	14,252	273,354
		$ 531,401
Oil, Gas & Consumable Fuels — 0.3%
Energy Transfer, L.P.:
Series C, 7.375% to 5/30/23(4)	15,000	$ 358,800
Series E, 7.60% to 5/15/24(4)	14,960	345,875
NuStar Energy, L.P., Series B, 10.945%, (3 mo. USD LIBOR + 5.643%)(6)	53,257	1,228,639
		$ 1,933,314
Real Estate Management & Development — 0.1%
Brookfield Property Partners, L.P.:
Series A, 5.75%	2,080	$ 26,000
Series A-1, 6.50%	14,575	221,103
Series A2, 6.375%	19,390	269,133
		$ 516,236

7

Eaton Vance
Tax-Managed Equity Asset Allocation Fund
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Retail REITs — 0.0%(7)
SITE Centers Corp., Series A, 6.375%	11,958	$ 291,058
		$ 291,058
Total Preferred Stocks (identified cost $8,029,310)		$ 7,056,855
Total Investments — 99.9% (identified cost $324,623,596)		$599,750,830
Other Assets, Less Liabilities — 0.1%		$ 538,661
Net Assets — 100.0%		$600,289,491
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Debt obligations are hybrid instruments, as determined by the investment adviser. These instruments have characteristics of both equity and debt.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2023, the aggregate value of these securities is $5,804,561 or 1.0% of the Fund's net assets.
(3)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(4)	Security converts to variable rate after the indicated fixed-rate coupon period.
(5)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At April 30, 2023, the aggregate value of these securities is $315,375 or 0.1% of the Fund's net assets.
(6)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2023.
(7)	Amount is less than 0.05%.
Abbreviations:
LIBOR	– London Interbank Offered Rate
REITs	– Real Estate Investment Trusts
Currency Abbreviations:
USD	– United States Dollar
8

Eaton Vance
Tax-Managed Equity Asset Allocation Fund
April 30, 2023
Statement of Assets and Liabilities (Unaudited)

April 30, 2023
Assets
Unaffiliated investments, at value (identified cost $35,816,658)	$ 31,612,763
Affiliated investments, at value (identified cost $288,806,938)	568,138,067
Interest and dividends receivable	324,077
Receivable for investments sold	555,799
Receivable for Fund shares sold	527,897
Total assets	$601,158,603
Liabilities
Payable for investments purchased	$ 134,694
Payable for Fund shares redeemed	336,400
Payable to affiliates:
Investment adviser fee	83,105
Administration fee	73,132
Distribution and service fees	117,176
Trustees' fees	2
Accrued expenses	124,603
Total liabilities	$ 869,112
Net Assets	$600,289,491
Sources of Net Assets
Paid-in capital	$ 206,063,134
Distributable earnings	394,226,357
Net Assets	$600,289,491
Class A Shares
Net Assets	$ 430,186,001
Shares Outstanding	15,628,207
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 27.53
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$ 29.06
Class C Shares
Net Assets	$ 36,442,257
Shares Outstanding	1,439,244
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 25.32
Class I Shares
Net Assets	$ 133,661,233
Shares Outstanding	4,863,118
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 27.48
On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
9
See Notes to Financial Statements.

Eaton Vance
Tax-Managed Equity Asset Allocation Fund
April 30, 2023
Statement of Operations (Unaudited)

Six Months Ended
April 30, 2023
Investment Income
Dividend income (net of foreign taxes withheld of $2,170)	$ 486,067
Dividend income allocated from affiliated Portfolios (net of foreign taxes withheld of $109,147)	4,571,762
Interest income	755,892
Securities lending income allocated from affiliated Portfolios, net	13,719
Expenses allocated from affiliated Portfolios	(1,605,444)
Total investment income	$ 4,221,996
Expenses
Investment adviser fee	$ 503,744
Administration fee	433,326
Distribution and service fees:
Class A	517,849
Class C	178,533
Trustees’ fees and expenses	210
Custodian fee	22,838
Transfer and dividend disbursing agent fees	170,372
Legal and accounting services	33,995
Printing and postage	11,901
Registration fees	26,292
Miscellaneous	7,032
Total expenses	$ 1,906,092
Net investment income	$ 2,315,904
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$ (2,724,427)
Foreign currency transactions	4
Net realized gain (loss) allocated from affiliated Portfolios:
Investment transactions	10,720,312 (1)
Foreign currency transactions	6,451
Net realized gain	$ 8,002,340
Change in unrealized appreciation (depreciation):
Investments	$ 2,741,037
Change in unrealized appreciation (depreciation) allocated from affiliated Portfolios:
Investments	32,069,987
Foreign currency	15,365
Net change in unrealized appreciation (depreciation)	$34,826,389
Net realized and unrealized gain	$42,828,729
Net increase in net assets from operations	$45,144,633
(1)	Includes $5,965,408 of net realized gains from redemptions in-kind.
10
See Notes to Financial Statements.

Eaton Vance
Tax-Managed Equity Asset Allocation Fund
April 30, 2023
Statements of Changes in Net Assets

	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 2,315,904	$ 3,553,648
Net realized gain	8,002,340 (1)	12,614,643 (2)
Net change in unrealized appreciation (depreciation)	34,826,389	(133,749,189)
Net increase (decrease) in net assets from operations	$ 45,144,633	$(117,580,898)
Distributions to shareholders:
Class A	$ (3,164,977)	$ (13,091,273)
Class C	(86,016)	(955,498)
Class I	(1,305,229)	(4,252,703)
Total distributions to shareholders	$ (4,556,222)	$ (18,299,474)
Transactions in shares of beneficial interest:
Class A	$ (4,350,417)	$ (10,281,966)
Class C	(583,960)	(818,985)
Class I	(900,355)	5,460,422
Net decrease in net assets from Fund share transactions	$ (5,834,732)	$ (5,640,529)
Net increase (decrease) in net assets	$ 34,753,679	$(141,520,901)
Net Assets
At beginning of period	$ 565,535,812	$ 707,056,713
At end of period	$600,289,491	$ 565,535,812
(1)	Includes $5,965,408 of net realized gains from redemptions in-kind.
(2)	Includes $12,229,272 of net realized gains from redemptions in-kind.
11
See Notes to Financial Statements.

Eaton Vance
Tax-Managed Equity Asset Allocation Fund
April 30, 2023
Financial Highlights

	Class A
	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31,
		2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 25.670	$ 31.710	$ 23.070	$ 22.370	$ 20.450	$ 19.970
Income (Loss) From Operations
Net investment income(1)	$ 0.104	$ 0.157	$ 0.102	$ 0.165	$ 0.193	$ 0.160
Net realized and unrealized gain (loss)	1.957	(5.384)	8.690	0.969	2.122	0.951
Total income (loss) from operations	$ 2.061	$ (5.227)	$ 8.792	$ 1.134	$ 2.315	$ 1.111
Less Distributions
From net investment income	$ (0.143)	$ (0.104)	$ (0.152)	$ (0.154)	$ (0.163)	$ (0.171)
From net realized gain	(0.058)	(0.709)	—	(0.280)	(0.232)	(0.460)
Total distributions	$ (0.201)	$ (0.813)	$ (0.152)	$ (0.434)	$ (0.395)	$ (0.631)
Net asset value — End of period	$ 27.530	$ 25.670	$ 31.710	$ 23.070	$ 22.370	$ 20.450
Total Return(2)	8.09% (3)	(16.91)%	38.24%	5.07%	11.75%	5.60%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$430,186	$405,236	$513,507	$373,289	$379,547	$272,567
Ratios (as a percentage of average daily net assets):(4)
Expenses	1.22% (5)(6)	1.25% (6)	1.26%	1.28%	1.33%	1.31%
Net investment income	0.79% (5)	0.56%	0.35%	0.74%	0.91%	0.77%
Portfolio Turnover of the Fund(7)	2% (3)	5%	6%	7%	7%	6%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Includes the Fund’s share of the Portfolios’ allocated expenses.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of the Portfolios' adviser fees due to the Portfolios' investments in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2023 and the year ended October 31, 2022).
(7)	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolios and purchases and sales of securities held directly by the Fund, if any.
12
See Notes to Financial Statements.

Eaton Vance
Tax-Managed Equity Asset Allocation Fund
April 30, 2023
Financial Highlights   — continued

	Class C
	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31,
		2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 23.570	$ 29.230	$ 21.310	$ 20.700	$ 18.930	$ 18.520
Income (Loss) From Operations
Net investment income (loss)(1)	$ 0.005	$ (0.049)	$ (0.102)	$ 0.001	$ 0.043	$ 0.005
Net realized and unrealized gain (loss)	1.803	(4.963)	8.022	0.889	1.965	0.892
Total income (loss) from operations	$ 1.808	$ (5.012)	$ 7.920	$ 0.890	$ 2.008	$ 0.897
Less Distributions
From net investment income	$ —	$ —	$ —	$ —	$ (0.006)	$ (0.027)
From net realized gain	(0.058)	(0.648)	—	(0.280)	(0.232)	(0.460)
Total distributions	$ (0.058)	$ (0.648)	$ —	$ (0.280)	$ (0.238)	$ (0.487)
Net asset value — End of period	$25.320	$23.570	$29.230	$21.310	$20.700	$ 18.930
Total Return(2)	7.69% (3)	(17.53)%	37.17%	4.29%	10.88%	4.86%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 36,442	$ 34,490	$ 43,788	$ 44,822	$ 56,979	$147,004
Ratios (as a percentage of average daily net assets):(4)
Expenses	1.97% (5)(6)	2.00% (6)	2.01%	2.03%	2.08%	2.06%
Net investment income (loss)	0.04% (5)	(0.19)%	(0.38)%	0.00% (7)	0.23%	0.03%
Portfolio Turnover of the Fund(8)	2% (3)	5%	6%	7%	7%	6%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Includes the Fund’s share of the Portfolios’ allocated expenses.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of the Portfolios' adviser fees due to the Portfolios' investments in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2023 and the year ended October 31, 2022).
(7)	Amount is less than 0.005%.
(8)	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolios and purchases and sales of securities held directly by the Fund, if any.
13
See Notes to Financial Statements.

Eaton Vance
Tax-Managed Equity Asset Allocation Fund
April 30, 2023
Financial Highlights   — continued

	Class I
	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31,
		2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 25.670	$ 31.700	$ 23.060	$ 22.360	$ 20.450	$ 19.970
Income (Loss) From Operations
Net investment income(1)	$ 0.137	$ 0.227	$ 0.172	$ 0.220	$ 0.244	$ 0.207
Net realized and unrealized gain (loss)	1.944	(5.369)	8.678	0.968	2.113	0.952
Total income (loss) from operations	$ 2.081	$ (5.142)	$ 8.850	$ 1.188	$ 2.357	$ 1.159
Less Distributions
From net investment income	$ (0.213)	$ (0.179)	$ (0.210)	$ (0.208)	$ (0.215)	$ (0.219)
From net realized gain	(0.058)	(0.709)	—	(0.280)	(0.232)	(0.460)
Total distributions	$ (0.271)	$ (0.888)	$ (0.210)	$ (0.488)	$ (0.447)	$ (0.679)
Net asset value — End of period	$ 27.480	$ 25.670	$ 31.700	$23.060	$22.360	$20.450
Total Return(2)	8.19% (3)	(16.68)%	38.56%	5.31%	12.02%	5.85%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$133,661	$125,810	$149,762	$ 97,355	$ 89,758	$ 65,649
Ratios (as a percentage of average daily net assets):(4)
Expenses	0.97% (5)(6)	1.00% (6)	1.01%	1.03%	1.08%	1.06%
Net investment income	1.04% (5)	0.81%	0.60%	0.99%	1.16%	0.99%
Portfolio Turnover of the Fund(7)	2% (3)	5%	6%	7%	7%	6%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Includes the Fund’s share of the Portfolios’ allocated expenses.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of the Portfolios' adviser fees due to the Portfolios' investments in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2023 and the year ended October 31, 2022).
(7)	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolios and purchases and sales of securities held directly by the Fund, if any.
14
See Notes to Financial Statements.

Eaton Vance
Tax-Managed Equity Asset Allocation Fund
April 30, 2023
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Tax-Managed Equity Asset Allocation Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund’s investment objective is to achieve long-term, after-tax returns for its shareholders. The Fund currently pursues its objective by investing directly in securities and in interests in five tax-managed equity portfolios managed by Eaton Vance Management (EVM) or its affiliates (the Portfolios), which are Massachusetts business trusts. The value of the Fund’s investments in the Portfolios reflects the Fund’s proportionate interest in their net assets. The Portfolios and the Fund’s proportionate interest in each of their net assets at April 30, 2023 were as follows: Tax-Managed Growth Portfolio (4.9%), Tax-Managed Value Portfolio (18.6%), Tax-Managed International Equity Portfolio (45.5%), Tax-Managed Multi-Cap Growth Portfolio (43.8%) and Tax-Managed Small-Cap Portfolio (34.3%). The performance of the Fund is directly affected by the performance of the Portfolios. A copy of each Portfolio’s financial statements is available by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The valuation policies common to the Portfolios are as follows:
Equity Securities. Equity securities (common stocks and exchange-traded funds) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund's Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Portfolios' investment adviser, Eaton Vance Management (EVM), as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Portfolios might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
In addition to investing in the Portfolios, the Fund may invest directly in securities. The valuation policies of the Fund are consistent with the valuation policies of the Portfolios. Additional valuation policies of the Fund are as follows:
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as
15

Eaton Vance
Tax-Managed Equity Asset Allocation Fund
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Preferred Equity Securities. Preferred equity securities that are not listed or traded in the over-the-counter market are valued by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.
B  Income—The Fund's net investment income or loss includes the Fund's pro-rata share of the net investment income or loss of the Portfolios, less all actual and accrued expenses of the Fund. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.
C  Federal Taxes—The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
As of April 30, 2023, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
D  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
E  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications— Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H  Other—Investment transactions are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
I  Interim Financial Statements—The interim financial statements relating to April 30, 2023 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
16

Eaton Vance
Tax-Managed Equity Asset Allocation Fund
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

2  Distributions to Shareholders and Income Tax Information
It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
The cost and unrealized appreciation (depreciation) of investments of the Fund, including the affiliated Portfolios, at April 30, 2023, as determined on a federal income tax basis, were as follows:
Aggregate cost	$218,090,769
Gross unrealized appreciation	$ 386,239,321
Gross unrealized depreciation	(4,579,260)
Net unrealized appreciation	$381,660,061
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate as a percentage of the Fund’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.700%
$500 million but less than $1 billion	0.600%
$1 billion but less than $1.5 billion	0.575%
$1.5 billion but less than $2.5 billion	0.550%
$2.5 billion and over	0.525%
The investment adviser fee payable by the Fund is reduced by the Fund’s allocable share of any fee paid pursuant to an investment advisory agreement by any investment company advised by EVM or its affiliates in which the Fund invests. The Portfolios may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund"), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Portfolios is reduced by an amount equal to their pro-rata share of the advisory and administration fees paid by the Portfolios due to their investments in the Liquidity Fund. For the six months ended April 30, 2023, the Fund’s allocated share of the reduction of the investment adviser fee paid by the Portfolios was $3,666 relating to the Portfolios’ investments in the Liquidity Fund.
For the six months ended April 30, 2023, the Fund’s investment adviser fee totaled $1,981,252, of which $1,477,508 was allocated from the Portfolios and $503,744 was paid or accrued directly by the Fund. For the six months ended April 30, 2023, the Fund’s investment adviser fee, including the fees allocated from the Portfolios, was 0.69% (annualized) of the Fund’s average daily net assets. The administration fee is earned by EVM as compensation for administering the business affairs of the Fund and is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended April 30, 2023, the administration fee amounted to $433,326.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2023, EVM earned $57,254 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $11,816 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2023. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).
Trustees and officers of the Fund and the Portfolios who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolios are officers of EVM.
17

Eaton Vance
Tax-Managed Equity Asset Allocation Fund
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2023 amounted to $517,849 for Class A shares.
The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2023, the Fund paid or accrued to EVD $133,900 for Class C shares.
Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2023 amounted to $44,633 for Class C shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended April 30, 2023, the Fund was informed that EVD received approximately $2,000 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A shareholders.
6  Investment Transactions
For the six months ended April 30, 2023, increases and decreases in the Fund's investments in the Portfolios were as follows:
Portfolio	Contributions	Withdrawals
Tax-Managed Growth Portfolio	$3,119,955	$5,211,659
Tax-Managed International Equity Portfolio	823,350	1,377,037
Tax-Managed Multi-Cap Growth Portfolio	1,233,996	2,064,525
Tax-Managed Small-Cap Portfolio	1,142,589	1,911,598
Tax-Managed Value Portfolio	2,833,620	4,740,762
7  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and investments in the Portfolios, aggregated $1,984,219 and $7,560,410, respectively, for the six months ended April 30, 2023.
18

Eaton Vance
Tax-Managed Equity Asset Allocation Fund
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

8  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions for all periods presented, were as follows:
	Six Months Ended April 30, 2023 (Unaudited)		Year Ended October 31, 2022
	Shares	Amount	Shares	Amount
Class A
Sales	326,374	$ 8,629,168	622,834	$ 17,651,843
Issued to shareholders electing to receive payments of distributions in Fund shares	113,819	2,905,787	391,331	12,049,069
Redemptions	(598,816)	(15,885,372)	(1,423,673)	(39,982,878)
Net decrease	(158,623)	$ (4,350,417)	(409,508)	$(10,281,966)
Class C
Sales	170,319	$ 4,132,691	303,090	$ 7,709,274
Issued to shareholders electing to receive payments of distributions in Fund shares	3,594	84,643	32,978	938,540
Redemptions	(197,743)	(4,801,294)	(370,961)	(9,466,799)
Net decrease	(23,830)	$ (583,960)	(34,893)	$ (818,985)
Class I
Sales	367,126	$ 9,786,333	804,880	$ 22,384,882
Issued to shareholders electing to receive payments of distributions in Fund shares	48,921	1,246,030	131,671	4,046,241
Redemptions	(454,037)	(11,932,718)	(759,383)	(20,970,701)
Net increase (decrease)	(37,990)	$ (900,355)	177,168	$ 5,460,422
9  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
19

Eaton Vance
Tax-Managed Equity Asset Allocation Fund
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

At April 30, 2023, the hierarchy of inputs used in valuing the Fund's investments in securities and investments in the Portfolios, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Investments in Affiliated Portfolios	$ 568,138,067	$ —	$ —	$ 568,138,067
Debt Obligations	—	21,762,048	—	21,762,048
Exchange-Traded Funds	2,793,860	—	—	2,793,860
Preferred Stocks	7,056,855	—	—	7,056,855
Total Investments	$ 577,988,782	$ 21,762,048	$ —	$599,750,830
10  Risks and Uncertainties
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks of disease, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and industries, and could continue to affect the market in significant and unforeseen ways. Other epidemics and pandemics that may arise in the future may have similar effects. Any such impact could adversely affect the Fund's performance, or the performance of the securities in which the Fund invests.
20

Eaton Vance
Tax-Managed Equity Asset Allocation Fund
April 30, 2023
Officers and Trustees

Officers
Eric A. Stein President	Nicholas S. Di Lorenzo Secretary
Deidre E. Walsh Vice President	Richard F. Froio Chief Compliance Officer
James F. Kirchner Treasurer
Trustees
George J. Gorman Chairperson
Alan C. Bowser
Thomas E. Faust Jr.*
Mark R. Fetting
Cynthia E. Frost
Valerie A. Mosley
Anchal Pachnanda*(1)
Keith Quinton
Marcus L. Smith
Susan J. Sutherland
Scott E. Wennerholm
Nancy A. Wiser

*	Interested Trustee
(1)	Ms. Pachnanda began serving as Trustee effective April 1, 2023.
21

Eaton Vance Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
22

Eaton Vance Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
23

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.
24

Investment Adviser and Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 534439
Pittsburgh, PA 15253-4439
(800) 262-1122
Fund Offices
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7720    4.30.23

Eaton Vance
Global Income Builder Fund
Semiannual Report
April 30, 2023

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund's adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2023
Eaton Vance
Global Income Builder Fund

Eaton Vance
Global Income Builder Fund
April 30, 2023
Performance

Portfolio Manager(s) Christopher M. Dyer, CFA and Jeffrey D. Mueller, of Eaton Vance Advisers International Ltd.; Derek J.V. DiGregorio, of Boston Management and Research
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	11/30/2005	11/30/2005	10.98%	2.92%	5.29%	6.31%
Class A with 5.25% Maximum Sales Charge	—	—	5.20	(2.46)	4.17	5.73
Class C at NAV	11/30/2005	11/30/2005	10.58	2.14	4.54	5.66
Class C with 1% Maximum Deferred Sales Charge	—	—	9.58	1.15	4.54	5.66
Class I at NAV	01/31/2006	11/30/2005	11.02	3.08	5.55	6.57
Class R at NAV	01/31/2006	11/30/2005	10.76	2.59	5.01	6.02

MSCI World Index	—	—	12.26%	3.18%	8.13%	8.70%
ICE BofA Developed Markets High Yield Ex-Subordinated Financial Index	—	—	8.79	1.50	2.17	3.29
Blended Index	—	—	11.09	2.70	6.14	6.87
% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I	Class R
	1.17%	1.92%	0.92%	1.42%
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
2

Eaton Vance
Global Income Builder Fund
April 30, 2023
Fund Profile

Country Allocation (% of net assets)
Asset Allocation (% of net assets)[1]
Top 10 Holdings (% of net assets)[2]
Microsoft Corp.	2.6%
Eli Lilly & Co.	1.9
Alphabet, Inc., Class C	1.8
Novo Nordisk A/S, Class B	1.7
Apple, Inc.	1.7
EOG Resources, Inc.	1.6
ASML Holding NV	1.1
Amazon.com, Inc.	1.1
Nestle S.A.	1.0
Chevron Corp.	1.0
Total	15.5%

Footnotes:
Fund invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.
[1]	Other Net Assets represents other assets less liabilities and includes any investment type that represents less than 1% of net assets.
[2]	Excludes cash and cash equivalents.
3

Eaton Vance
Global Income Builder Fund
April 30, 2023
Endnotes and Additional Disclosures

[1]	MSCI World Index is an unmanaged index of equity securities in the developed markets. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. ICE BofA Developed Markets High Yield Ex-Subordinated Financial Index is an unmanaged index of global developed market, below investment grade corporate bonds. ICE® BofA® indices are not for redistribution or other uses; provided “as is”, without warranties, and with no liability. Eaton Vance has prepared this report and ICE Data Indices, LLC does not endorse it, or guarantee, review, or endorse Eaton Vance’s products. BofA® is a licensed registered trademark of Bank of America Corporation in the United States and other countries. The Blended Index consists of 65% MSCI World Index and 35% ICE BofA Developed Markets High Yield Ex-Subordinated Financial Index, rebalanced monthly. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Effective December 7, 2015, the Fund changed its name and principal investment strategies to invest in common stocks, preferred stocks and other hybrid securities and income instruments of U.S. and foreign issuers. As of such date, the Fund was no longer required to invest at least 80% of its net assets in dividend-paying common and preferred stocks. Performance prior to December 7, 2015 reflects the Fund’s performance under its former principal investment strategies.
Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years. Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase.
[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.

Fund profile subject to change due to active management.

Important Notice to Shareholders
On June 16, 2023, the Fund received its pro-rata share of net assets from Global Income Builder Portfolio, a separate registered investment company in which the Fund invested, and the Portfolio was liquidated. As of June 16, 2023, the Fund invests its assets directly.

4

Eaton Vance
Global Income Builder Fund
April 30, 2023
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2022 to April 30, 2023).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (11/1/22)	Ending Account Value (4/30/23)	Expenses Paid During Period* (11/1/22 – 4/30/23)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,109.80	$ 6.12**	1.17%
Class C	$1,000.00	$1,105.80	$10.02**	1.92%
Class I	$1,000.00	$1,110.20	$ 4.81**	0.92%
Class R	$1,000.00	$1,107.60	$ 7.42**	1.42%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.99	$ 5.86**	1.17%
Class C	$1,000.00	$1,015.27	$ 9.59**	1.92%
Class I	$1,000.00	$1,020.23	$ 4.61**	0.92%
Class R	$1,000.00	$1,017.75	$ 7.10**	1.42%
*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2022. The Example reflects the expenses of both the Fund and the Portfolio.
**	Absent an allocation of certain expenses to affiliates, expenses would be higher.
5

Eaton Vance
Global Income Builder Fund
April 30, 2023
Statement of Assets and Liabilities (Unaudited)

April 30, 2023
Assets
Investment in Global Income Builder Portfolio, at value (identified cost $195,239,249)	$ 229,921,518
Receivable for Fund shares sold	249,701
Receivable from affiliate	5,021
Total assets	$230,176,240
Liabilities
Payable for Fund shares redeemed	$ 793,471
Payable to affiliates:
Administration fee	28,164
Distribution and service fees	38,314
Trustees' fees	42
Accrued expenses	88,805
Total liabilities	$ 948,796
Net Assets	$229,227,444
Sources of Net Assets
Paid-in capital	$ 195,087,713
Distributable earnings	34,139,731
Net Assets	$229,227,444
Class A Shares
Net Assets	$ 127,700,846
Shares Outstanding	13,128,996
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 9.73
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$ 10.27
Class C Shares
Net Assets	$ 14,068,357
Shares Outstanding	1,464,738
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 9.60
Class I Shares
Net Assets	$ 86,399,023
Shares Outstanding	8,894,302
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 9.71
Class R Shares
Net Assets	$ 1,059,218
Shares Outstanding	109,318
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 9.69
On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
6
See Notes to Financial Statements.

Eaton Vance
Global Income Builder Fund
April 30, 2023
Statement of Operations (Unaudited)

Six Months Ended
April 30, 2023
Investment Income
Dividend income allocated from Portfolio (net of foreign taxes withheld of $530,480)	$ 3,511,292
Interest and other income allocated from Portfolio (net of foreign taxes withheld of $5,987)	2,653,494
Expenses allocated from Portfolio	(725,703)
Total investment income from Portfolio	$ 5,439,083
Expenses
Administration fee	$ 168,481
Distribution and service fees:
Class A	156,932
Class C	73,536
Class R	2,506
Trustees’ fees and expenses	250
Custodian fee	11,696
Transfer and dividend disbursing agent fees	77,668
Legal and accounting services	8,773
Printing and postage	17,130
Registration fees	34,669
Miscellaneous	15,812
Total expenses	$ 567,453
Deduct:
Waiver and/or reimbursement of expenses by affiliate	$ 28,018
Total expense reductions	$ 28,018
Net expenses	$ 539,435
Net investment income	$ 4,899,648
Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss):
Investment transactions (net of foreign capital gains taxes of $15,926)	$ (970,621)
Futures contracts	(165,130)
Foreign currency transactions	(8,513)
Forward foreign currency exchange contracts	8,642
Net realized loss	$ (1,135,622)
Change in unrealized appreciation (depreciation):
Investments (including net increase in accrued foreign capital gains taxes of $3,239)	$ 18,921,357
Futures contracts	541,249
Foreign currency	132,348
Net change in unrealized appreciation (depreciation)	$19,594,954
Net realized and unrealized gain	$18,459,332
Net increase in net assets from operations	$23,358,980
7
See Notes to Financial Statements.

Eaton Vance
Global Income Builder Fund
April 30, 2023
Statements of Changes in Net Assets

	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 4,899,648	$ 9,031,419
Net realized loss	(1,135,622)	(4,497,556)
Net change in unrealized appreciation (depreciation)	19,594,954	(56,389,110)
Net increase (decrease) in net assets from operations	$ 23,358,980	$ (51,855,247)
Distributions to shareholders:
Class A	$ (2,173,352)	$ (6,678,673)
Class C	(202,146)	(805,593)
Class I	(1,554,786)	(4,716,320)
Class R	(16,190)	(36,989)
Total distributions to shareholders	$ (3,946,474)	$ (12,237,575)
Transactions in shares of beneficial interest:
Class A	$ (6,786,957)	$ (5,748,298)
Class C	(2,304,165)	(4,540,481)
Class I	(1,375,836)	(9,706,068)
Class R	41,525	311,067
Net decrease in net assets from Fund share transactions	$ (10,425,433)	$ (19,683,780)
Other capital:
Portfolio transaction fee contributed to Portfolio	$ (14,541)	$ (115,958)
Portfolio transaction fee allocated from Portfolio	14,534	115,870
Net decrease in net assets from other capital	$ (7)	$ (88)
Net increase (decrease) in net assets	$ 8,987,066	$ (83,776,690)
Net Assets
At beginning of period	$ 220,240,378	$ 304,017,068
At end of period	$229,227,444	$220,240,378
8
See Notes to Financial Statements.

Eaton Vance
Global Income Builder Fund
April 30, 2023
Financial Highlights

	Class A
	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31,
		2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 8.920	$ 11.360	$ 9.070	$ 9.210	$ 8.620	$ 9.060
Income (Loss) From Operations
Net investment income(1)	$ 0.201	$ 0.343	$ 0.272	$ 0.330	$ 0.372	$ 0.267
Net realized and unrealized gain (loss)	0.771	(2.321)	2.342	(0.146)	0.542	(0.383)
Total income (loss) from operations	$ 0.972	$ (1.978)	$ 2.614	$ 0.184	$ 0.914	$ (0.116)
Less Distributions
From net investment income	$ (0.162)	$ (0.324)	$ (0.324)	$ (0.324)	$ (0.324)	$ (0.324)
From net realized gain	—	(0.138)	—	—	—	—
Total distributions	$ (0.162)	$ (0.462)	$ (0.324)	$ (0.324)	$ (0.324)	$ (0.324)
Portfolio transaction fee, net(1)	$ (0.000)(2)	$ (0.000)(2)	$ (0.000)(2)	$ (0.000)(2)	$ (0.000)(2)	$ (0.000)(2)
Net asset value — End of period	$ 9.730	$ 8.920	$ 11.360	$ 9.070	$ 9.210	$ 8.620
Total Return(3)(4)	10.98% (5)	(17.86)%	29.08%	2.12%	10.97%	(1.52)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$127,701	$123,589	$164,778	$123,152	$131,104	$115,974
Ratios (as a percentage of average daily net assets):(6)
Expenses (4)	1.17% (7)(8)	1.17% (7)	1.17%	1.17%	1.24%	1.28%
Net investment income	4.31% (8)	3.42%	2.52%	3.65%	4.22%	2.94%
Portfolio Turnover of the Portfolio	36% (5)	59%	60%	118%	86%	102%
(1)	Computed using average shares outstanding.
(2)	Amount is less than $(0.0005).
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	The investment adviser, sub-adviser and administrator reimbursed certain operating expenses (equal to 0.03%, 0.02%, 0.03% and 0.02% of average daily net assets for the six months ended April 30, 2023 and the years ended October 31, 2022, 2020 and 2019, respectively). Absent this reimbursement, total return would be lower.
(5)	Not annualized.
(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(7)	Includes a reduction by the investment adviser of a portion of the Portfolio's adviser fee due to the Portfolio's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2023 and the year ended October 31, 2022).
(8)	Annualized.
9
See Notes to Financial Statements.

Eaton Vance
Global Income Builder Fund
April 30, 2023
Financial Highlights   — continued

	Class C
	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31,
		2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 8.810	$11.230	$ 8.960	$ 9.110	$ 8.530	$ 8.960
Income (Loss) From Operations
Net investment income(1)	$ 0.160	$ 0.263	$ 0.187	$ 0.262	$ 0.292	$ 0.198
Net realized and unrealized gain (loss)	0.757	(2.290)	2.328	(0.153)	0.546	(0.371)
Total income (loss) from operations	$ 0.917	$ (2.027)	$ 2.515	$ 0.109	$ 0.838	$ (0.173)
Less Distributions
From net investment income	$ (0.127)	$ (0.255)	$ (0.245)	$ (0.259)	$ (0.258)	$ (0.257)
From net realized gain	—	(0.138)	—	—	—	—
Total distributions	$ (0.127)	$ (0.393)	$ (0.245)	$ (0.259)	$ (0.258)	$ (0.257)
Portfolio transaction fee, net(1)	$ (0.000)(2)	$ (0.000)(2)	$ (0.000)(2)	$ (0.000)(2)	$ (0.000)(2)	$ (0.000)(2)
Net asset value — End of period	$ 9.600	$ 8.810	$11.230	$ 8.960	$ 9.110	$ 8.530
Total Return(3)(4)	10.58% (5)	(18.46)%	28.26%	1.29%	10.13%	(2.16)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$14,068	$15,093	$ 24,505	$37,875	$56,314	$87,821
Ratios (as a percentage of average daily net assets):(6)
Expenses (4)	1.92% (7)(8)	1.92% (7)	1.92%	1.92%	2.00%	2.03%
Net investment income	3.47% (8)	2.64%	1.76%	2.93%	3.36%	2.20%
Portfolio Turnover of the Portfolio	36% (5)	59%	60%	118%	86%	102%
(1)	Computed using average shares outstanding.
(2)	Amount is less than $(0.0005).
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	The investment adviser, sub-adviser and administrator reimbursed certain operating expenses (equal to 0.03%, 0.02%, 0.03% and 0.02% of average daily net assets for the six months ended April 30, 2023 and the years ended October 31, 2022, 2020 and 2019, respectively). Absent this reimbursement, total return would be lower.
(5)	Not annualized.
(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(7)	Includes a reduction by the investment adviser of a portion of the Portfolio's adviser fee due to the Portfolio's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2023 and the year ended October 31, 2022).
(8)	Annualized.
10
See Notes to Financial Statements.

Eaton Vance
Global Income Builder Fund
April 30, 2023
Financial Highlights   — continued

	Class I
	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31,
		2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 8.910	$11.340	$ 9.060	$ 9.190	$ 8.610	$ 9.040
Income (Loss) From Operations
Net investment income(1)	$ 0.214	$ 0.368	$ 0.297	$ 0.354	$ 0.386	$ 0.287
Net realized and unrealized gain (loss)	0.760	(2.311)	2.333	(0.136)	0.542	(0.369)
Total income (loss) from operations	$ 0.974	$ (1.943)	$ 2.630	$ 0.218	$ 0.928	$ (0.082)
Less Distributions
From net investment income	$ (0.174)	$ (0.349)	$ (0.350)	$ (0.348)	$ (0.348)	$ (0.348)
From net realized gain	—	(0.138)	—	—	—	—
Total distributions	$ (0.174)	$ (0.487)	$ (0.350)	$ (0.348)	$ (0.348)	$ (0.348)
Portfolio transaction fee, net(1)	$ (0.000)(2)	$ (0.000)(2)	$ (0.000)(2)	$ (0.000)(2)	$ (0.000)(2)	$ (0.000)(2)
Net asset value — End of period	$ 9.710	$ 8.910	$ 11.340	$ 9.060	$ 9.190	$ 8.610
Total Return(3)(4)	11.02% (5)	(17.60)%	29.31%	2.51%	11.17%	(1.26)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$86,399	$80,627	$113,907	$94,518	$107,290	$112,202
Ratios (as a percentage of average daily net assets):(6)
Expenses (4)	0.92% (7)(8)	0.92% (7)	0.92%	0.92%	0.99%	1.02%
Net investment income	4.59% (8)	3.66%	2.76%	3.92%	4.39%	3.17%
Portfolio Turnover of the Portfolio	36% (5)	59%	60%	118%	86%	102%
(1)	Computed using average shares outstanding.
(2)	Amount is less than $(0.0005).
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	The investment adviser, sub-adviser and administrator reimbursed certain operating expenses (equal to 0.03%, 0.02%, 0.03% and 0.02% of average daily net assets for the six months ended April 30, 2023 and the years ended October 31, 2022, 2020 and 2019, respectively). Absent this reimbursement, total return would be lower.
(5)	Not annualized.
(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(7)	Includes a reduction by the investment adviser of a portion of the Portfolio's adviser fee due to the Portfolio's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2023 and the year ended October 31, 2022).
(8)	Annualized.
11
See Notes to Financial Statements.

Eaton Vance
Global Income Builder Fund
April 30, 2023
Financial Highlights   — continued

	Class R
	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31,
		2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 8.890	$11.320	$ 9.040	$ 9.180	$ 8.600	$ 9.030
Income (Loss) From Operations
Net investment income(1)	$ 0.193	$ 0.309	$ 0.247	$ 0.310	$ 0.345	$ 0.243
Net realized and unrealized gain (loss)	0.757	(2.300)	2.332	(0.149)	0.536	(0.373)
Total income (loss) from operations	$ 0.950	$ (1.991)	$ 2.579	$ 0.161	$ 0.881	$(0.130)
Less Distributions
From net investment income	$ (0.150)	$ (0.301)	$ (0.299)	$ (0.301)	$ (0.301)	$ (0.300)
From net realized gain	—	(0.138)	—	—	—	—
Total distributions	$(0.150)	$ (0.439)	$ (0.299)	$(0.301)	$(0.301)	$(0.300)
Portfolio transaction fee, net(1)	$(0.000) (2)	$ (0.000)(2)	$ (0.000)(2)	$(0.000) (2)	$(0.000) (2)	$(0.000) (2)
Net asset value — End of period	$ 9.690	$ 8.890	$11.320	$ 9.040	$ 9.180	$ 8.600
Total Return(3)(4)	10.76% (5)	(18.02)%	28.76%	1.87%	10.59%	(1.78)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 1,059	$ 932	$ 827	$ 610	$ 629	$ 506
Ratios (as a percentage of average daily net assets):(6)
Expenses (4)	1.42% (7)(8)	1.42% (7)	1.42%	1.42%	1.49%	1.52%
Net investment income	4.15% (8)	3.13%	2.29%	3.44%	3.92%	2.69%
Portfolio Turnover of the Portfolio	36% (5)	59%	60%	118%	86%	102%
(1)	Computed using average shares outstanding.
(2)	Amount is less than $(0.0005).
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	The investment adviser, sub-adviser and administrator reimbursed certain operating expenses (equal to 0.03%, 0.02%, 0.03% and 0.02% of average daily net assets for the six months ended April 30, 2023 and the years ended October 31, 2022, 2020 and 2019, respectively). Absent this reimbursement, total return would be lower.
(5)	Not annualized.
(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(7)	Includes a reduction by the investment adviser of a portion of the Portfolio's adviser fee due to the Portfolio's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2023 and the year ended October 31, 2022).
(8)	Annualized.
12
See Notes to Financial Statements.

Eaton Vance
Global Income Builder Fund
April 30, 2023
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Global Income Builder Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I and Class R shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Global Income Builder Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (99.9% at April 30, 2023). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.
B  Income—The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund. In consideration of recent decisions rendered by European courts, the Fund has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment, no amounts are reflected in the financial statements for such outstanding reclaims.
C  Federal Taxes—The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
As of April 30, 2023, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
D  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
E  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
F  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
G  Other—Investment transactions are accounted for on a trade date basis.
H  Interim Financial Statements—The interim financial statements relating to April 30, 2023 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
13

Eaton Vance
Global Income Builder Fund
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

2  Distributions to Shareholders and Income Tax Information
It is the present policy of the Fund to make monthly distributions of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
At October 31, 2022, the Fund, for federal income tax purposes, had deferred capital losses of $5,256,030 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at October 31, 2022, $5,256,030 are short-term.
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment adviser fee is computed at an annual rate as a percentage of the Fund’s average daily net assets that are not invested in other investment companies for which BMR or its affiliates serve as investment adviser and receive an advisory fee as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.550%
$500 million but less than $1 billion	0.525%
$1 billion but less than $2.5 billion	0.500%
$2.5 billion and over	0.475%
For the six months ended April 30, 2023, the Fund incurred no investment adviser fee on such assets. Pursuant to an investment sub-advisory agreement, BMR has delegated a portion of the investment management of the Fund to Eaton Vance Advisers International Ltd. (EVAIL), an affiliate of BMR and an indirect, wholly-owned subsidiary of Morgan Stanley. BMR pays EVAIL a portion of its investment adviser fee for sub-advisory services provided to the Fund. To the extent the Fund’s assets are invested in the Portfolio, the Fund is allocated its share of the Portfolio’s investment adviser fee. The Portfolio has engaged BMR to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. The administration fee is earned by Eaton Vance Management (EVM), an affiliate of BMR and an indirect, wholly-owned subsidiary of Morgan Stanley, for administering the business affairs of the Fund and is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended April 30, 2023, the administration fee amounted to $168,481. EVM and EVAIL have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding such expenses as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 1.17%, 1.92%, 0.92% and 1.42% of the Fund’s average daily net assets for Class A, Class C, Class I and Class R, respectively. This agreement may be changed or terminated after February 29, 2024. Pursuant to this agreement, EVM and EVAIL were allocated $28,018 in total of the Fund's operating expenses for the six months ended April 30, 2023.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2023, EVM earned $8,945 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $1,790 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2023. EVD also received distribution and service fees from Class A, Class C and Class R shares (see Note 4) and contingent deferred sales charges (see Note 5).
Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund are officers of the above organizations.
4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2023 amounted to $156,932 for Class A shares.
14

Eaton Vance
Global Income Builder Fund
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

The Fund also has in effect distribution plans for Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2023, the Fund paid or accrued to EVD $55,152 for Class C shares.
The Class R Plan requires the Fund to pay EVD an amount up to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the six months ended April 30, 2023, the Fund paid or accrued to EVD $1,253 for Class R shares.
Pursuant to the Class C and Class R Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2023 amounted to $18,384 and $1,253 for Class C and Class R shares, respectively.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended April 30, 2023, the Fund was informed that EVD received approximately $200 and $700 of CDSCs paid by Class A and Class C shareholders, respectively.
6  Investment Transactions
For the six months ended April 30, 2023, increases and decreases in the Fund’s investment in the Portfolio aggregated $1,460,731 and $15,823,781, respectively. In addition, a Portfolio transaction fee was imposed by the Portfolio on the combined daily inflows or outflows of the Fund and the Portfolio’s other investors as more fully described at Note 1L of the Portfolio’s financial statements included herein. Such fee was allocated to the Fund based on its pro-rata interest in the Portfolio. The amount of the Portfolio transaction fee imposed on the Fund, if any, and the allocation of such fee are presented as Other capital on the Statements of Changes in Net Assets. Effective after the close of business on December 23, 2022, the Portfolio transaction fee was discontinued.
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions for all periods presented, were as follows:
	Six Months Ended April 30, 2023 (Unaudited)		Year Ended October 31, 2022
	Shares	Amount	Shares	Amount
Class A
Sales	310,985	$ 2,926,550	1,227,451	$ 12,726,234
Issued to shareholders electing to receive payments of distributions in Fund shares	213,713	2,004,783	601,063	6,160,367
Redemptions	(1,245,250)	(11,718,290)	(2,485,542)	(24,634,899)
Net decrease	(720,552)	$ (6,786,957)	(657,028)	$ (5,748,298)
15

Eaton Vance
Global Income Builder Fund
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

	Six Months Ended April 30, 2023 (Unaudited)		Year Ended October 31, 2022
	Shares	Amount	Shares	Amount
Class C
Sales	39,947	$ 370,663	186,743	$ 1,957,980
Issued to shareholders electing to receive payments of distributions in Fund shares	21,429	198,362	76,915	786,222
Redemptions	(309,142)	(2,873,190)	(733,864)	(7,284,683)
Net decrease	(247,766)	$ (2,304,165)	(470,206)	$ (4,540,481)
Class I
Sales	589,842	$ 5,597,364	1,597,829	$ 16,139,353
Issued to shareholders electing to receive payments of distributions in Fund shares	165,289	1,547,981	443,668	4,531,038
Redemptions	(907,159)	(8,521,181)	(3,035,715)	(30,376,459)
Net decrease	(152,028)	$ (1,375,836)	(994,218)	$ (9,706,068)
Class R
Sales	4,912	$ 45,819	42,144	$ 425,735
Issued to shareholders electing to receive payments of distributions in Fund shares	1,732	16,190	3,670	36,989
Redemptions	(2,136)	(20,484)	(14,076)	(151,657)
Net increase	4,508	$ 41,525	31,738	$ 311,067
8  Subsequent Event
Pursuant to the termination of the Portfolio (see Note 10 of the Portfolio's financial statements included herein), the Fund received its pro-rata share of the net assets of the Portfolio, including investments, as of the close of business on June 16, 2023. After June 16, 2023, the Fund began investing directly in securities.
16

Global Income Builder Portfolio
April 30, 2023
Portfolio of Investments (Unaudited)

Common Stocks — 58.9%
Security	Shares	Value
Aerospace & Defense — 0.5%
Safran S.A.	7,792	$ 1,211,810
		$ 1,211,810
Air Freight & Logistics — 0.4%
Deutsche Post AG	9,598	$ 461,660
GXO Logistics, Inc.(1)	9,836	522,586
		$ 984,246
Automobiles — 2.7%
Bayerische Motoren Werke AG	13,342	$ 1,495,430
Mercedes-Benz Group AG	27,888	2,174,874
Stellantis NV(2)	8,961	148,632
Stellantis NV(2)	127,329	2,117,481
Tesla, Inc.(1)	1,216	199,801
		$ 6,136,218
Banks — 5.2%
Banco Bilbao Vizcaya Argentaria S.A.	145,764	$ 1,067,136
Banco Santander S.A.	413,527	1,452,752
Barclays PLC	219,630	442,425
BNP Paribas S.A.	12,631	816,132
CaixaBank S.A.	474,776	1,757,434
Citigroup, Inc.	6,428	302,566
DNB Bank ASA	108,975	1,916,879
HDFC Bank, Ltd.	47,533	982,492
HSBC Holdings PLC	120,224	866,496
ING Groep NV	21,302	264,194
Skandinaviska Enskilda Banken AB, Class A	58,963	670,455
Svenska Handelsbanken AB, Class A	76,473	676,005
Swedbank AB, Class A	22,720	394,792
U.S. Bancorp	8,721	298,956
		$ 11,908,714
Beverages — 1.4%
Coca-Cola Co. (The)	31,612	$ 2,027,910
Diageo PLC	24,243	1,105,871
		$ 3,133,781
Biotechnology — 0.2%
CSL, Ltd.	2,774	$ 553,792
		$ 553,792
Security	Shares	Value
Broadline Retail — 1.1%
Amazon.com, Inc.(1)	23,900	$ 2,520,255
		$ 2,520,255
Building Products — 0.2%
Assa Abloy AB, Class B	14,836	$ 353,483
Daikin Industries, Ltd.	1,270	230,671
		$ 584,154
Capital Markets — 1.2%
Bank of New York Mellon Corp. (The)	3,693	$ 157,285
Intercontinental Exchange, Inc.	3,548	386,484
State Street Corp.	26,629	1,924,211
Stifel Financial Corp.	3,692	221,409
		$ 2,689,389
Chemicals — 1.3%
BASF SE	43,378	$ 2,243,689
Sika AG	2,412	666,250
		$ 2,909,939
Commercial Services & Supplies — 0.1%
Waste Management, Inc.	2,199	$ 365,144
		$ 365,144
Construction & Engineering — 0.1%
Skanska AB, Class B	13,351	$ 218,375
		$ 218,375
Consumer Staples Distribution & Retail — 0.7%
Dollar Tree, Inc.(1)	10,176	$ 1,564,153
		$ 1,564,153
Diversified Telecommunication Services — 0.9%
Elisa Oyj	4,559	$ 283,120
Proximus SADP	100,052	852,901
Swisscom AG	1,260	865,054
		$ 2,001,075
Electric Utilities — 0.7%
Iberdrola S.A.	64,468	$ 835,383
NextEra Energy, Inc.	11,358	870,363
		$ 1,705,746
Electrical Equipment — 1.3%
AMETEK, Inc.	7,267	$ 1,002,337

17
See Notes to Financial Statements.

Global Income Builder Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Electrical Equipment (continued)
Schneider Electric SE	11,379	$ 1,984,405
		$ 2,986,742
Electronic Equipment, Instruments & Components — 1.4%
CDW Corp.	9,833	$ 1,667,578
Halma PLC	10,518	305,899
Keyence Corp.	1,151	519,050
Keysight Technologies, Inc.(1)	2,171	314,013
Riverbed Technology, Inc.(3)	3,977	1,999
TE Connectivity, Ltd.	2,677	327,585
		$ 3,136,124
Entertainment — 0.3%
Walt Disney Co. (The)(1)	6,521	$ 668,402
		$ 668,402
Financial Services — 1.3%
Berkshire Hathaway, Inc., Class B(1)	4,661	$ 1,531,371
Fidelity National Information Services, Inc.	2,924	171,697
Visa, Inc., Class A	5,435	1,264,888
		$ 2,967,956
Food Products — 2.0%
Mondelez International, Inc., Class A	23,216	$ 1,781,131
Nestle S.A.	18,010	2,310,495
Orkla ASA	58,616	421,319
		$ 4,512,945
Ground Transportation — 0.1%
Union Pacific Corp.	1,727	$ 337,974
		$ 337,974
Health Care Equipment & Supplies — 1.8%
Alcon, Inc.	4,123	$ 300,222
Boston Scientific Corp.(1)	37,678	1,963,777
Intuitive Surgical, Inc.(1)	3,354	1,010,292
Straumann Holding AG	5,681	854,710
		$ 4,129,001
Health Care Providers & Services — 0.8%
Elevance Health, Inc.	4,127	$ 1,934,119
		$ 1,934,119
Security	Shares	Value
Health Care REITs — 0.1%
Healthpeak Properties, Inc.	6,888	$ 151,329
		$ 151,329
Hotels, Restaurants & Leisure — 1.3%
Amadeus IT Group S.A.(1)	8,195	$ 575,986
Compass Group PLC	65,010	1,715,026
InterContinental Hotels Group PLC	9,043	621,767
		$ 2,912,779
Industrial Conglomerates — 0.6%
Siemens AG	9,149	$ 1,508,051
		$ 1,508,051
Insurance — 5.4%
AIA Group, Ltd.	44,797	$ 487,708
Allianz SE	5,126	1,287,174
Allstate Corp. (The)	1,257	145,510
Assurant, Inc.	1,241	152,804
Aviva PLC	148,282	789,504
AXA S.A.	35,341	1,153,537
Baloise Holding AG	6,309	1,056,084
RenaissanceRe Holdings, Ltd.	5,720	1,232,145
Sampo Oyj, Class A	25,139	1,274,923
Storebrand ASA	33,214	256,263
Swiss Life Holding AG(1)	2,112	1,394,040
Swiss Re AG	14,004	1,410,258
Topdanmark A/S	11,456	604,759
Zurich Insurance Group AG	2,546	1,234,688
		$ 12,479,397
Interactive Media & Services — 1.8%
Alphabet, Inc., Class C(1)	39,100	$ 4,231,402
		$ 4,231,402
Leisure Products — 0.1%
Yamaha Corp.	6,770	$ 266,803
		$ 266,803
Life Sciences Tools & Services — 0.4%
Danaher Corp.	1,023	$ 242,359
Lonza Group AG	961	599,318
		$ 841,677
Machinery — 1.1%
Ingersoll Rand, Inc.	23,257	$ 1,326,114

18
See Notes to Financial Statements.

Global Income Builder Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Machinery (continued)
Volvo AB, Class B	59,158	$ 1,216,330
		$ 2,542,444
Marine Transportation — 0.5%
Kuehne & Nagel International AG	4,228	$ 1,252,570
		$ 1,252,570
Media — 0.3%
Dentsu Group, Inc.	5,763	$ 207,669
ITV PLC	594,739	605,336
		$ 813,005
Metals & Mining — 0.7%
Anglo American PLC	4,690	$ 144,519
Outokumpu Oyj	80,332	437,935
Rio Tinto, Ltd.	13,256	994,261
		$ 1,576,715
Multi-Utilities — 0.2%
CMS Energy Corp.	6,337	$ 394,542
		$ 394,542
Oil, Gas & Consumable Fuels — 2.7%
Chevron Corp.	13,558	$ 2,285,608
EOG Resources, Inc.	30,347	3,625,556
Phillips 66	2,171	214,929
		$ 6,126,093
Paper and Forest Products — 0.2%
Stora Enso Oyj, Class R	29,484	$ 374,059
		$ 374,059
Personal Care Products — 0.3%
Kose Corp.	6,007	$ 700,988
		$ 700,988
Pharmaceuticals — 5.5%
AstraZeneca PLC	4,659	$ 685,632
Bayer AG	11,581	764,303
Eli Lilly & Co.	10,732	4,248,370
Novo Nordisk A/S, Class B	24,134	4,014,796
Roche Holding AG PC	1,259	394,243
Sanofi	7,078	762,784
Zoetis, Inc.	9,931	1,745,671
		$ 12,615,799
Security	Shares	Value
Professional Services — 1.4%
Randstad NV	9,870	$ 536,294
Recruit Holdings Co., Ltd.	8,494	238,287
RELX PLC	37,839	1,260,746
SGS S.A.	7,225	653,829
Verisk Analytics, Inc.	3,071	596,112
		$ 3,285,268
Semiconductors & Semiconductor Equipment — 2.7%
ASML Holding NV	4,097	$ 2,600,007
Infineon Technologies AG	42,053	1,531,434
Micron Technology, Inc.	8,441	543,263
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	17,702	1,492,279
		$ 6,166,983
Software — 3.3%
Adobe, Inc.(1)	1,368	$ 516,502
Dassault Systemes SE	1,794	72,828
Intuit, Inc.	2,724	1,209,320
Microsoft Corp.(4)	19,085	5,864,057
		$ 7,662,707
Specialized REITs — 0.3%
American Tower Corp.	2,955	$ 603,972
		$ 603,972
Specialty Retail — 1.3%
Lowe's Cos., Inc.	6,848	$ 1,423,220
TJX Cos., Inc. (The)	20,379	1,606,273
		$ 3,029,493
Technology Hardware, Storage & Peripherals — 1.7%
Apple, Inc.(4)	23,190	$ 3,934,879
		$ 3,934,879
Textiles, Apparel & Luxury Goods — 0.7%
LVMH Moet Hennessy Louis Vuitton SE	1,625	$ 1,563,057
		$ 1,563,057
Trading Companies & Distributors — 0.6%
Ashtead Group PLC	8,805	$ 507,662

19
See Notes to Financial Statements.

Global Income Builder Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Trading Companies & Distributors (continued)
IMCD NV	2,140	$ 322,154
Rexel S.A.(1)	20,316	470,592
		$ 1,300,408
Total Common Stocks (identified cost $89,926,094)		$135,494,474

Convertible Bonds — 0.2%
Security	Principal Amount (000's omitted)	Value
Leisure Products — 0.1%
Peloton Interactive, Inc., 0.00%, 2/15/26	$310	$ 231,250
		$ 231,250
Transportation — 0.1%
CryoPort, Inc., 0.75%, 12/1/26(5)	$334	$ 263,235
		$ 263,235
Total Convertible Bonds (identified cost $548,759)		$ 494,485

Convertible Preferred Stocks — 0.0%(6)
Security	Shares	Value
Software — 0.0%(6)
Riverbed Technology, Inc., Series A, 6.50%, (1.50% cash, 5.00% PIK)(3)	2,480	$ 632
Total Convertible Preferred Stocks (identified cost $74,393)		$ 632

Corporate Bonds — 35.7%
Security	Principal Amount (000's omitted)*	Value
Aerospace & Defense — 1.0%
Moog, Inc., 4.25%, 12/15/27(5)	170	$ 160,089
Rolls-Royce PLC, 5.75%, 10/15/27(5)	492	491,527
Spirit AeroSystems, Inc.:
4.60%, 6/15/28	69	58,613
9.375%, 11/30/29(5)	133	143,130
TransDigm UK Holdings PLC, 6.875%, 5/15/26	200	201,513
Security	Principal Amount (000's omitted)*		Value
Aerospace & Defense (continued)
TransDigm, Inc.:
4.625%, 1/15/29		185	$ 167,656
5.50%, 11/15/27		106	101,894
6.25%, 3/15/26(5)		419	421,636
6.75%, 8/15/28(5)		221	224,711
7.50%, 3/15/27		327	329,088
			$ 2,299,857
Airlines — 0.0%(6)
American Airlines, Inc., 7.25%, 2/15/28(5)		57	$ 55,491
			$ 55,491
Auto Components — 0.1%
Faurecia SE:
2.75%, 2/15/27(7)	EUR	100	$ 98,137
3.75%, 6/15/28(7)	EUR	100	97,943
			$ 196,080
Automobile Components — 0.6%
Clarios Global, L.P./Clarios US Finance Co.:
4.375%, 5/15/26(7)	EUR	578	$ 610,927
8.50%, 5/15/27(5)		194	195,498
IHO Verwaltungs GmbH, 6.375%, (6.375% cash or 7.125% PIK), 5/15/29(5)(8)		200	180,259
Real Hero Merger Sub 2, Inc., 6.25%, 2/1/29(5)		94	70,829
TI Automotive Finance PLC, 3.75%, 4/15/29(7)	EUR	200	167,723
Wheel Pros, Inc., 6.50%, 5/15/29(5)		213	101,175
			$ 1,326,411
Automobiles — 0.6%
Ford Motor Co.:
3.25%, 2/12/32		364	$ 282,616
4.75%, 1/15/43		197	148,248
9.625%, 4/22/30		26	30,268
Ford Motor Credit Co., LLC:
3.37%, 11/17/23		200	196,865
4.125%, 8/17/27		555	509,942
5.125%, 6/16/25		200	194,993
			$ 1,362,932
Automotives — 0.1%
Goodyear Tire & Rubber Co. (The):
5.00%, 7/15/29		281	$ 248,719

20
See Notes to Financial Statements.

Global Income Builder Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)*		Value
Automotives (continued)
Goodyear Tire & Rubber Co. (The): (continued)
5.25%, 7/15/31		120	$ 103,608
			$ 352,327
Banks — 1.4%
Banco Mercantil del Norte S.A./Grand Cayman, 7.625% to 1/10/28(5)(9)(10)		200	$ 182,200
Bank of America Corp., Series TT, 6.125% to 4/27/27(9)(10)		89	86,514
Bank of Nova Scotia (The), 8.625% to 10/27/27, 10/27/82(10)		200	205,210
Barclays PLC, 8.00% to 3/15/29(9)(10)		200	175,680
BNP Paribas S.A., 7.75% to 8/16/29(5)(9)(10)		200	191,500
Citigroup, Inc., Series W, 4.00% to 12/10/25(9)(10)		176	153,754
Farm Credit Bank of Texas, Series 3, 6.20% to 6/15/28(5)(9)(10)		220	195,250
HSBC Holdings PLC, 4.60% to 12/17/30(9)(10)		200	151,625
Huntington Bancshares, Inc., Series F, 5.625% to 7/15/30(9)(10)		125	112,128
JPMorgan Chase & Co.:
Series KK, 3.65% to 6/1/26(9)(10)		251	220,679
Series S, 6.75% to 2/1/24(9)(10)		215	214,876
Lloyds Banking Group PLC, 7.50% to 9/27/25(9)(10)		200	190,118
PNC Financial Services Group, Inc. (The), Series V, 6.20% to 9/15/27(9)(10)		100	94,421
Societe Generale S.A., 5.375% to 11/18/30(5)(9)(10)		200	140,500
Toronto-Dominion Bank (The), 8.125% to 10/31/27, 10/31/82(10)		200	204,206
Truist Financial Corp., Series Q, 5.10% to 3/1/30(9)(10)		77	68,304
UBS Group AG, 4.375% to 2/10/31(5)(9)(10)		200	138,451
UniCredit SpA, 7.296% to 4/2/29, 4/2/34(5)(10)		200	191,580
Vivion Investments S.a.r.l., 3.00%, 8/8/24(7)	EUR	100	80,729
Wells Fargo & Co., Series BB, 3.90% to 3/15/26(9)(10)		167	145,426
Zions Bancorp NA, 5.80% to 6/15/23(9)(10)		43	33,823
			$ 3,176,974
Biotechnology — 0.4%
Grifols Escrow Issuer S.A.:
3.875%, 10/15/28(7)	EUR	925	$ 792,473
4.75%, 10/15/28(5)		280	224,803
			$ 1,017,276
Building Products — 0.9%
Builders FirstSource, Inc.:
4.25%, 2/1/32(5)		204	$ 178,977
5.00%, 3/1/30(5)		90	84,186
Security	Principal Amount (000's omitted)*		Value
Building Products (continued)
KB Home:
4.00%, 6/15/31		11	$ 9,530
4.80%, 11/15/29		71	66,323
Standard Industries, Inc.:
2.25%, 11/21/26(7)	EUR	400	388,127
4.375%, 7/15/30(5)		275	237,706
5.00%, 2/15/27(5)		78	74,715
Taylor Morrison Communities, Inc., 5.75%, 1/15/28(5)		196	194,493
Victoria PLC, 3.625%, 8/24/26(7)	EUR	666	591,147
WASH Multifamily Acquisition, Inc., 5.75%, 4/15/26(5)		346	324,735
			$ 2,149,939
Capital Markets — 0.2%
AerCap Holdings NV, 5.875% to 10/10/24, 10/10/79(10)		150	$ 139,351
Charles Schwab Corp. (The), Series I, 4.00% to 6/1/26(9)(10)		259	217,565
			$ 356,916
Casino & Gaming — 0.1%
Cinemark USA, Inc.:
5.875%, 3/15/26(5)		67	$ 64,084
8.75%, 5/1/25(5)		29	29,619
Speedway Motorsports, LLC/Speedway Funding II, Inc., 4.875%, 11/1/27(5)		250	232,359
			$ 326,062
Chemicals — 0.5%
ASP Unifrax Holdings, Inc., 5.25%, 9/30/28(5)		139	$ 114,675
Avient Corp., 7.125%, 8/1/30(5)		102	104,341
Diamond BC B.V., 4.625%, 10/1/29(5)		274	269,467
Herens Holdco S.a.r.l., 4.75%, 5/15/28(5)		201	166,850
NOVA Chemicals Corp.:
4.25%, 5/15/29(5)		203	164,365
4.875%, 6/1/24(5)		56	55,191
Nufarm Australia, Ltd./Nufarm Americas, Inc., 5.00%, 1/27/30(5)		172	153,042
Valvoline, Inc., 3.625%, 6/15/31(5)		128	106,547
			$ 1,134,478
Commercial Services & Supplies — 1.7%
Adtalem Global Education, Inc., 5.50%, 3/1/28(5)		290	$ 275,800
APi Group DE, Inc., 4.75%, 10/15/29(5)		55	49,880
Clean Harbors, Inc.:
4.875%, 7/15/27(5)		101	97,913
5.125%, 7/15/29(5)		61	58,696

21
See Notes to Financial Statements.

Global Income Builder Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)*		Value
Commercial Services & Supplies (continued)
Clean Harbors, Inc.: (continued)
6.375%, 2/1/31(5)		38	$ 38,812
EC Finance PLC, 3.00%, 10/15/26(7)	EUR	274	284,307
Gartner, Inc.:
3.75%, 10/1/30(5)		187	163,506
4.50%, 7/1/28(5)		151	142,164
GFL Environmental, Inc.:
3.50%, 9/1/28(5)		265	241,166
3.75%, 8/1/25(5)		130	125,834
4.75%, 6/15/29(5)		343	319,570
HealthEquity, Inc., 4.50%, 10/1/29(5)		153	137,004
Hertz Corp. (The):
4.625%, 12/1/26(5)		29	26,149
5.00%, 12/1/29(5)		230	188,375
Korn Ferry, 4.625%, 12/15/27(5)		233	221,612
Madison IAQ, LLC, 5.875%, 6/30/29(5)		323	253,138
Metis Merger Sub, LLC, 6.50%, 5/15/29(5)		390	330,938
NESCO Holdings II, Inc., 5.50%, 4/15/29(5)		206	186,325
Paprec Holding S.A., 3.50%, 7/1/28(7)	EUR	352	346,965
PROG Holdings, Inc., 6.00%, 11/15/29(5)		139	125,234
Team Health Holdings, Inc., 6.375%, 2/1/25(5)		235	121,478
Tervita Corp., 11.00%, 12/1/25(5)		123	131,653
			$ 3,866,519
Construction & Engineering — 0.1%
TopBuild Corp., 4.125%, 2/15/32(5)		263	$ 226,383
			$ 226,383
Construction Materials — 0.2%
Smyrna Ready Mix Concrete, LLC, 6.00%, 11/1/28(5)		454	$ 425,476
			$ 425,476
Consumer Finance — 0.3%
CPUK Finance, Ltd., 4.875%, 2/28/47(7)	GBP	278	$ 331,685
PRA Group, Inc., 7.375%, 9/1/25(5)		261	260,416
			$ 592,101
Containers & Packaging — 0.7%
Ardagh Metal Packaging Finance USA, LLC/Ardagh Metal Packaging Finance PLC, 3.00%, 9/1/29(7)	EUR	400	$ 325,011
Canpack S.A./Canpack US, LLC, 3.875%, 11/15/29(5)		312	250,582
Kleopatra Finco S.a.r.l., 4.25%, 3/1/26(7)	EUR	479	430,429
LABL, Inc., 5.875%, 11/1/28(5)		66	61,009
Security	Principal Amount (000's omitted)*		Value
Containers & Packaging (continued)
Schoeller Packaging B.V., 6.375%, 11/1/24(7)	EUR	450	$ 356,573
Sealed Air Corp./Sealed Air Corp. U.S., 6.125%, 2/1/28(5)		78	79,249
			$ 1,502,853
Cosmetics/Personal Care — 0.1%
Edgewell Personal Care Co.:
4.125%, 4/1/29(5)		74	$ 65,628
5.50%, 6/1/28(5)		180	172,522
			$ 238,150
Distributors — 0.6%
BCPE Empire Holdings, Inc., 7.625%, 5/1/27(5)		346	$ 317,809
Parts Europe S.A., 7.20%, (3 mo. EURIBOR + 4.00%), 7/20/27(7)(11)	EUR	350	384,247
Performance Food Group, Inc.:
4.25%, 8/1/29(5)		315	287,045
5.50%, 10/15/27(5)		169	165,797
Ritchie Bros Holdings, Inc.:
6.75%, 3/15/28(5)		71	73,574
7.75%, 3/15/31(5)		132	140,415
			$ 1,368,887
Diversified Consumer Services — 0.3%
GEMS MENASA Cayman, Ltd./GEMS Education Delaware, LLC, 7.125%, 7/31/26(7)		750	$ 731,889
			$ 731,889
Diversified Financial Services — 0.1%
Alpha Holding S.A. de CV, 9.00%, 2/10/25(5)(12)		189	$ 2,595
American AgCredit Corp., Series QIB, 5.25% to 6/15/26(5)(9)(10)		250	218,437
VistaJet Malta Finance PLC/XO Management Holding, Inc., 7.875%, 5/1/27(5)		101	96,056
			$ 317,088
Diversified REITs — 0.3%
Brookfield Property REIT, Inc./BPR Cumulus, LLC/BPR Nimbus, LLC/GGSI Sellco, LLC, 4.50%, 4/1/27(5)		245	$ 202,914
CTR Partnership, L.P./CareTrust Capital Corp., 3.875%, 6/30/28(5)		250	218,624
HAT Holdings I, LLC/HAT Holdings II, LLC, 3.375%, 6/15/26(5)		200	177,741
			$ 599,279

22
See Notes to Financial Statements.

Global Income Builder Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)*		Value
Diversified Telecommunication Services — 0.4%
Level 3 Financing, Inc., 4.25%, 7/1/28(5)		324	$ 189,247
Lorca Telecom Bondco S.A., 4.00%, 9/18/27(7)	EUR	650	660,050
			$ 849,297
Electric Utilities — 1.5%
Dominion Energy, Inc., Series C, 4.35% to 1/15/27(9)(10)		93	$ 78,585
Electricite de France S.A., 7.50% to 9/6/28(7)(9)(10)	EUR	200	215,862
Enviva Partners, L.P./Enviva Partners Finance Corp., 6.50%, 1/15/26(5)		435	371,481
FirstEnergy Corp.:
2.65%, 3/1/30		53	45,832
Series B, 4.15%, 7/15/27		257	250,301
Imola Merger Corp., 4.75%, 5/15/29(5)		370	320,811
NextEra Energy Operating Partners, L.P.:
4.25%, 9/15/24(5)		9	8,672
4.50%, 9/15/27(5)		205	193,035
NRG Energy, Inc.:
3.375%, 2/15/29(5)		106	89,856
3.625%, 2/15/31(5)		177	143,536
3.875%, 2/15/32(5)		195	157,703
5.25%, 6/15/29(5)		122	112,675
Pattern Energy Operations, L.P./Pattern Energy Operations, Inc., 4.50%, 8/15/28(5)		199	185,314
Sempra Energy, 4.125% to 1/1/27, 4/1/52(10)		167	135,540
Southern California Edison Co., Series E, 9.498%, (3 mo. USD LIBOR + 4.199%)(9)(11)		101	99,990
Southern Co. (The):
Series 21-A, 3.75% to 6/15/26, 9/15/51(10)		120	102,417
Series B, 4.00% to 10/15/25, 1/15/51(10)		56	52,758
TerraForm Power Operating, LLC, 5.00%, 1/31/28(5)		237	227,188
TransAlta Corp., 7.75%, 11/15/29		166	174,514
Vistra Operations Co., LLC:
4.375%, 5/1/29(5)		173	154,828
5.00%, 7/31/27(5)		232	220,847
			$ 3,341,745
Electronic Equipment, Instruments & Components — 0.3%
Coherent Corp., 5.00%, 12/15/29(5)		195	$ 175,757
Energizer Gamma Acquisition B.V., 3.50%, 6/30/29(7)	EUR	250	218,763
Sensata Technologies B.V., 5.00%, 10/1/25(5)		57	56,204
WESCO Distribution, Inc., 7.25%, 6/15/28(5)		153	157,258
			$ 607,982
Security	Principal Amount (000's omitted)*		Value
Entertainment — 1.3%
Allwyn Entertainment Financing UK PLC, 7.25%, 4/30/30(7)	EUR	275	$ 307,289
Banijay Entertainment SASU, 5.375%, 3/1/25(5)		200	195,248
Boyne USA, Inc., 4.75%, 5/15/29(5)		141	127,845
Caesars Entertainment, Inc.:
6.25%, 7/1/25(5)		417	417,884
7.00%, 2/15/30(5)		100	100,983
8.125%, 7/1/27(5)		56	57,189
CDI Escrow Issuer, Inc., 5.75%, 4/1/30(5)		233	224,874
Cinemark USA, Inc., 5.25%, 7/15/28(5)		206	183,890
Jacobs Entertainment, Inc., 6.75%, 2/15/29(5)		278	242,110
LHMC Finco 2 S.a.r.l., 7.25%, (7.25% cash or 8.00% PIK), 10/2/25(7)(8)	EUR	564	584,558
Lottomatica SpA, 6.25%, 7/15/25(7)	EUR	200	223,256
Scientific Games International, Inc., 7.00%, 5/15/28(5)		216	215,748
SeaWorld Parks & Entertainment, Inc., 5.25%, 8/15/29(5)		65	58,561
			$ 2,939,435
Financial Services — 1.8%
AG TTMT Escrow Issuer, LLC, 8.625%, 9/30/27(5)		145	$ 149,208
Allied Universal Holdco, LLC/Allied Universal Finance Corp.:
6.625%, 7/15/26(5)		485	468,169
9.75%, 7/15/27(5)		203	189,102
Ally Financial, Inc., Series B, 4.70% to 5/15/26(9)(10)		270	199,969
Compass Group Diversified Holdings, LLC, 5.25%, 4/15/29(5)		210	189,209
Encore Capital Group, Inc.:
5.375%, 2/15/26(7)	GBP	180	201,784
7.427%, (3 mo. EURIBOR + 4.25%), 1/15/28(7)(11)	EUR	200	211,848
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp.:
6.25%, 5/15/26		99	97,545
6.375%, 12/15/25		120	119,172
Intrum AB, 9.25%, 3/15/28(7)	EUR	125	131,884
Jane Street Group/JSG Finance, Inc., 4.50%, 11/15/29(5)		305	273,269
Jefferson Capital Holdings, LLC, 6.00%, 8/15/26(5)		343	293,159
Louvre Bidco S.A.S., 6.50%, 9/30/24(7)	EUR	310	332,025
Oxford Finance, LLC/Oxford Finance Co-Issuer II, Inc., 6.375%, 2/1/27(5)		160	148,815
Rocket Mortgage, LLC/Rocket Mortgage Co.-Issuer, Inc.:
2.875%, 10/15/26(5)		156	139,076
3.625%, 3/1/29(5)		202	170,995
4.00%, 10/15/33(5)		30	23,510

23
See Notes to Financial Statements.

Global Income Builder Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)*		Value
Financial Services (continued)
Sherwood Financing PLC, 6.00%, 11/15/26(7)	GBP	420	$ 438,576
VistaJet Malta Finance PLC/XO Management Holding, Inc., 6.375%, 2/1/30(5)		348	301,450
			$ 4,078,765
Food Products — 0.7%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons, L.P./Albertsons, LLC:
4.875%, 2/15/30(5)		138	$ 128,870
5.875%, 2/15/28(5)		181	179,411
Chobani, LLC/Chobani Finance Corp., Inc., 7.50%, 4/15/25(5)		253	248,350
Darling Ingredients, Inc., 6.00%, 6/15/30(5)		110	108,921
Land O' Lakes, Inc., 8.00%(5)(9)		235	217,333
Nomad Foods Bondco PLC, 2.50%, 6/24/28(7)	EUR	571	546,835
Pilgrim's Pride Corp., 3.50%, 3/1/32		252	203,098
			$ 1,632,818
Gas Utilities — 0.1%
NiSource, Inc., 5.65% to 6/15/23(9)(10)		280	$ 267,092
			$ 267,092
Health Care Equipment & Supplies — 1.4%
Centene Corp.:
3.375%, 2/15/30		39	$ 34,471
4.625%, 12/15/29		140	132,076
Compass Minerals International, Inc., 6.75%, 12/1/27(5)		399	383,043
LifePoint Health, Inc., 5.375%, 1/15/29(5)		200	125,566
Medline Borrower, L.P., 5.25%, 10/1/29(5)		531	459,818
ModivCare Escrow Issuer, Inc., 5.00%, 10/1/29(5)		101	81,557
Molina Healthcare, Inc.:
3.875%, 11/15/30(5)		245	216,343
3.875%, 5/15/32(5)		189	162,161
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., 9.75%, 12/1/26(5)		240	199,908
Tenet Healthcare Corp.:
4.375%, 1/15/30		17	15,641
4.625%, 9/1/24		49	48,754
4.875%, 1/1/26		290	286,021
5.125%, 11/1/27		138	134,069
6.125%, 10/1/28		289	280,737
6.875%, 11/15/31		133	130,462
US Acute Care Solutions, LLC, 6.375%, 3/1/26(5)		400	357,432
Varex Imaging Corp., 7.875%, 10/15/27(5)		179	177,401
			$ 3,225,460
Security	Principal Amount (000's omitted)*		Value
Health Care Providers & Services — 0.5%
AMN Healthcare, Inc., 4.00%, 4/15/29(5)		290	$ 255,544
Catalent Pharma Solutions, Inc., 3.50%, 4/1/30(5)		194	164,677
Chrome Bidco SASU, 3.50%, 5/31/28(7)	EUR	300	268,236
IQVIA, Inc., 2.875%, 6/15/28(7)	EUR	150	146,448
Legacy LifePoint Health, LLC, 4.375%, 2/15/27(5)		173	147,438
ModivCare, Inc., 5.875%, 11/15/25(5)		235	224,780
			$ 1,207,123
Hotels, Restaurants & Leisure — 0.4%
1011778 B.C. Unlimited Liability Company/New Red Finance, Inc.:
3.875%, 1/15/28(5)		286	$ 268,648
4.375%, 1/15/28(5)		182	170,371
5.75%, 4/15/25(5)		66	66,216
Lithia Motors, Inc., 4.625%, 12/15/27(5)		91	84,964
MGM Resorts International, 4.75%, 10/15/28		184	172,239
Viking Cruises, Ltd., 5.875%, 9/15/27(5)		279	239,685
			$ 1,002,123
Household Products — 0.1%
CD&R Smokey Buyer, Inc., 6.75%, 7/15/25(5)		49	$ 43,243
Tempur Sealy International, Inc., 3.875%, 10/15/31(5)		301	249,969
			$ 293,212
Housewares — 0.1%
ProGroup AG, 3.00%, 3/31/26(7)	EUR	163	$ 168,874
			$ 168,874
Independent Power and Renewable Electricity Producers — 0.3%
Algonquin Power & Utilities Corp., 4.75% to 1/18/27, 1/18/82(10)		113	$ 91,517
Calpine Corp.:
5.125%, 3/15/28(5)		273	252,529
5.25%, 6/1/26(5)		50	48,700
NRG Energy, Inc.:
5.75%, 1/15/28		210	205,005
10.25% to 3/15/28(5)(9)(10)		174	170,904
			$ 768,655
Industrial Conglomerates — 0.2%
Brundage-Bone Concrete Pumping Holdings, Inc., 6.00%, 2/1/26(5)		162	$ 152,448
Gatwick Airport Finance PLC, 4.375%, 4/7/26(7)	GBP	245	285,564
Paprec Holding S.A., 4.00%, 3/31/25(7)	EUR	115	124,521
			$ 562,533

24
See Notes to Financial Statements.

Global Income Builder Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)*		Value
Insurance — 0.6%
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/27(5)		96	$ 89,742
Corebridge Financial, Inc., 6.875% to 9/15/27, 12/15/52(5)(10)		187	169,653
Galaxy Finco, Ltd., 9.25%, 7/31/27(7)	GBP	525	583,918
Jones DesLauriers Insurance Management, Inc., 10.50%, 12/15/30(5)		169	171,928
Liberty Mutual Group, Inc., 4.125% to 9/15/26, 12/15/51(5)(10)		216	174,466
Lincoln National Corp., 9.25% to 12/1/27(9)(10)		38	38,332
Prudential Financial, Inc., 5.125% to 11/28/31, 3/1/52(10)		60	54,408
QBE Insurance Group, Ltd., 5.875% to 5/12/25(5)(9)(10)		222	210,164
			$ 1,492,611
Internet & Direct Marketing Retail — 0.2%
Arches Buyer, Inc.:
4.25%, 6/1/28(5)		82	$ 70,662
6.125%, 12/1/28(5)		151	131,145
Match Group Holdings II, LLC, 3.625%, 10/1/31(5)		273	223,333
			$ 425,140
Leisure Products — 0.7%
Life Time, Inc.:
5.75%, 1/15/26(5)		199	$ 194,518
8.00%, 4/15/26(5)		278	276,707
Lindblad Expeditions Holdings, Inc., 9.00%, 5/15/28(5)		114	114,453
Lindblad Expeditions, LLC, 6.75%, 2/15/27(5)		154	144,901
NCL Corp., Ltd.:
3.625%, 12/15/24(5)		54	50,688
5.875%, 3/15/26(5)		106	91,419
5.875%, 2/15/27(5)		67	63,264
7.75%, 2/15/29(5)		56	47,468
NCL Finance, Ltd., 6.125%, 3/15/28(5)		136	109,948
Royal Caribbean Cruises, Ltd., 11.625%, 8/15/27(5)		201	214,021
Sabre GLBL, Inc.:
9.25%, 4/15/25(5)		125	115,437
11.25%, 12/15/27(5)		124	109,043
Viking Cruises, Ltd., 7.00%, 2/15/29(5)		104	87,978
Viking Ocean Cruises Ship VII, Ltd., 5.625%, 2/15/29(5)		66	55,841
			$ 1,675,686
Life Sciences Tools & Services — 0.1%
W.R. Grace Holdings, LLC:
4.875%, 6/15/27(5)		245	$ 232,983
Security	Principal Amount (000's omitted)*		Value
Life Sciences Tools & Services (continued)
W.R. Grace Holdings, LLC: (continued)
7.375%, 3/1/31(5)		73	$ 73,237
			$ 306,220
Machinery — 0.2%
Chart Industries, Inc., 9.50%, 1/1/31(5)		140	$ 148,389
IMA Industria Macchine Automatiche SpA, 3.75%, 1/15/28(7)	EUR	236	227,797
			$ 376,186
Media — 2.0%
Altice France S.A., 8.125%, 2/1/27(5)		458	$ 409,373
Audacy Capital Corp., 6.75%, 3/31/29(5)		261	19,810
Beasley Mezzanine Holdings, LLC, 8.625%, 2/1/26(5)		308	200,585
CCO Holdings, LLC/CCO Holdings Capital Corp.:
4.25%, 2/1/31(5)		338	277,199
4.50%, 8/15/30(5)		343	288,394
4.75%, 3/1/30(5)		322	277,489
4.75%, 2/1/32(5)		139	115,174
5.375%, 6/1/29(5)		110	101,009
6.375%, 9/1/29(5)		253	240,669
Clear Channel Outdoor Holdings, Inc., 7.75%, 4/15/28(5)		237	180,099
CMG Media Corp., 8.875%, 12/15/27(5)		308	239,171
DISH Network Corp., 11.75%, 11/15/27(5)		160	151,320
LCPR Senior Secured Financing DAC, 5.125%, 7/15/29(5)		205	175,814
McGraw-Hill Education, Inc.:
5.75%, 8/1/28(5)		84	74,686
8.00%, 8/1/29(5)		275	236,748
National CineMedia, LLC:
5.75%, 8/15/26(12)		189	5,902
5.875%, 4/15/28(5)(12)		245	88,506
Outfront Media Capital, LLC/Outfront Media Capital Corp.:
4.625%, 3/15/30(5)		54	45,639
6.25%, 6/15/25(5)		137	137,290
Sirius XM Radio, Inc.:
3.125%, 9/1/26(5)		125	112,004
3.875%, 9/1/31(5)		126	95,356
5.00%, 8/1/27(5)		218	200,770
Summer (BC) Holdco A S.a.r.l., 9.25%, 10/31/27(7)	EUR	129	115,150
Summer (BC) Holdco B S.a.r.l., 5.75%, 10/31/26(7)	EUR	400	384,851
Townsquare Media, Inc., 6.875%, 2/1/26(5)		141	131,611

25
See Notes to Financial Statements.

Global Income Builder Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)*		Value
Media (continued)
Univision Communications, Inc., 7.375%, 6/30/30(5)		142	$ 136,398
Virgin Media Vendor Financing Notes III DAC, 4.875%, 7/15/28(7)	GBP	200	207,293
			$ 4,648,310
Metals & Mining — 1.5%
Allegheny Ludlum, LLC, 6.95%, 12/15/25		598	$ 605,254
BWX Technologies, Inc.:
4.125%, 6/30/28(5)		159	146,302
4.125%, 4/15/29(5)		118	106,921
Cleveland-Cliffs, Inc., 6.75%, 3/15/26(5)		460	468,424
Constellium SE, 3.125%, 7/15/29(7)	EUR	100	91,001
Eldorado Gold Corp., 6.25%, 9/1/29(5)		251	233,660
Freeport-McMoRan, Inc., 5.45%, 3/15/43		267	251,038
Hudbay Minerals, Inc.:
4.50%, 4/1/26(5)		204	190,162
6.125%, 4/1/29(5)		96	89,878
New Gold, Inc., 7.50%, 7/15/27(5)		347	334,817
Novelis Corp., 3.25%, 11/15/26(5)		89	81,574
Novelis Sheet Ingot GmbH, 3.375%, 4/15/29(7)	EUR	200	190,741
Permian Resources Operating, LLC, 5.375%, 1/15/26(5)		225	215,004
Roller Bearing Co. of America, Inc., 4.375%, 10/15/29(5)		253	229,804
TMS International Corp., 6.25%, 4/15/29(5)		196	152,146
			$ 3,386,726
Oil and Gas — 0.0%(6)
Petroleos Mexicanos, 6.50%, 3/13/27		100	$ 89,843
			$ 89,843
Oil, Gas & Consumable Fuels — 2.3%
Aethon United BR, L.P./Aethon United Finance Corp., 8.25%, 2/15/26(5)		555	$ 539,530
CrownRock, L.P./CrownRock Finance, Inc., 5.00%, 5/1/29(5)		173	163,612
CVR Energy, Inc., 5.75%, 2/15/28(5)		439	392,848
EnLink Midstream Partners, L.P., Series C, 8.976%, (3 mo. USD LIBOR + 4.11%)(9)(11)		145	121,989
EQT Corp.:
5.00%, 1/15/29		53	50,798
6.125%, 2/1/25		69	69,287
7.00%, 2/1/30		102	107,741
Nabors Industries, Ltd., 7.50%, 1/15/28(5)		118	107,528
Neptune Energy Bondco PLC, 6.625%, 5/15/25(5)		200	197,414
Occidental Petroleum Corp., 6.625%, 9/1/30		254	271,396
Odebrecht Oil & Gas Finance, Ltd., 0.00%(5)(9)		862	862
Security	Principal Amount (000's omitted)*		Value
Oil, Gas & Consumable Fuels (continued)
Parkland Corp.:
4.50%, 10/1/29(5)		110	$ 96,512
4.625%, 5/1/30(5)		202	175,999
Permian Resources Operating, LLC:
5.875%, 7/1/29(5)		260	246,304
7.75%, 2/15/26(5)		190	192,344
Plains All American Pipeline, L.P., Series B, 8.974%, (3 mo. USD LIBOR + 4.11%)(9)(11)		327	291,030
Precision Drilling Corp.:
6.875%, 1/15/29(5)		152	139,608
7.125%, 1/15/26(5)		99	96,269
Shelf Drilling Holdings, Ltd.:
8.25%, 2/15/25(5)		245	223,253
8.875%, 11/15/24(5)		71	71,071
Southwestern Energy Co., 4.75%, 2/1/32		194	171,334
Sunoco, L.P./Sunoco Finance Corp.:
4.50%, 5/15/29		209	188,531
4.50%, 4/30/30		226	201,962
Tap Rock Resources, LLC, 7.00%, 10/1/26(5)		292	280,847
Targa Resources Partners, L.P./Targa Resources Partners Finance Corp.:
4.00%, 1/15/32		169	148,690
4.875%, 2/1/31		37	34,903
5.50%, 3/1/30		36	35,103
Transocean Poseidon, Ltd., 6.875%, 2/1/27(5)		147	143,619
Transocean, Inc., 8.75%, 2/15/30(5)		88	88,880
Wintershall Dea Finance 2 B.V., 2.499% to 4/20/26(7)(9)(10)	EUR	500	466,151
			$ 5,315,415
Passenger Airlines — 0.6%
Air Canada, 3.875%, 8/15/26(5)		101	$ 93,621
Air France-KLM:
7.25%, 5/31/26(7)	EUR	200	224,895
8.125%, 5/31/28(7)	EUR	300	335,406
American Airlines, Inc./AAdvantage Loyalty IP, Ltd.:
5.50%, 4/20/26(5)		314	308,707
5.75%, 4/20/29(5)		144	137,027
United Airlines, Inc., 4.625%, 4/15/29(5)		193	174,873
			$ 1,274,529
Pharmaceuticals — 0.9%
BellRing Brands, Inc., 7.00%, 3/15/30(5)		336	$ 344,527
Cheplapharm Arzneimittel GmbH, 8.024%, (3 mo. EURIBOR + 4.75%), 5/15/30(7)(11)(13)	EUR	300	327,264

26
See Notes to Financial Statements.

Global Income Builder Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)*		Value
Pharmaceuticals (continued)
Endo DAC/Endo Finance, LLC/Endo Finco, Inc., 5.875%, 10/15/24(5)(12)		200	$ 142,500
Endo Luxembourg Finance Co. I S.a.r.l./Endo US, Inc., 6.125%, 4/1/29(5)(12)		247	173,295
Gruenenthal GmbH, 6.75%, 5/15/30(7)	EUR	200	221,616
Herbalife Nutrition, Ltd./HLF Financing, Inc., 7.875%, 9/1/25(5)		217	207,995
Option Care Health, Inc., 4.375%, 10/31/29(5)		140	126,006
P&L Development, LLC/PLD Finance Corp., 7.75%, 11/15/25(5)		253	202,670
Perrigo Finance Unlimited Co., 4.40%, 6/15/30		400	361,647
			$ 2,107,520
Pipelines — 1.1%
Antero Midstream Partners, L.P./Antero Midstream Finance Corp.:
5.75%, 3/1/27(5)		102	$ 98,801
7.875%, 5/15/26(5)		109	112,028
Cheniere Energy Partners, L.P., 4.00%, 3/1/31		233	208,692
Cheniere Energy, Inc., 4.625%, 10/15/28		239	228,030
DT Midstream, Inc., 4.125%, 6/15/29(5)		172	152,627
Energy Transfer, L.P.:
5.00%, 5/15/50		136	115,610
Series B, 6.625% to 2/15/28(9)(10)		147	112,866
EQM Midstream Partners, L.P.:
4.50%, 1/15/29(5)		364	309,814
6.00%, 7/1/25(5)		43	42,301
6.50%, 7/1/27(5)		116	113,255
7.50%, 6/1/30(5)		126	122,435
Kinetik Holdings, L.P., 5.875%, 6/15/30(5)		237	227,292
New Fortress Energy, Inc., 6.50%, 9/30/26(5)		307	283,088
Venture Global Calcasieu Pass, LLC, 3.875%, 8/15/29(5)		146	131,298
Western Midstream Operating, L.P.:
4.30%, 2/1/30		207	189,138
4.50%, 3/1/28		27	25,793
4.75%, 8/15/28		24	23,057
			$ 2,496,125
Real Estate Investment Trusts (REITs) — 0.6%
HAT Holdings I, LLC/HAT Holdings II, LLC:
3.75%, 9/15/30(5)		151	$ 118,823
6.00%, 4/15/25(5)		127	123,600
Heimstaden Bostad AB:
3.00% to 10/29/27(7)(9)(10)	EUR	315	193,661
3.375% to 1/15/26(7)(9)(10)	EUR	100	62,705
Security	Principal Amount (000's omitted)*		Value
Real Estate Investment Trusts (REITs) (continued)
VICI Properties, L.P./VICI Note Co., Inc.:
3.75%, 2/15/27(5)		27	$ 25,268
4.125%, 8/15/30(5)		198	176,793
4.25%, 12/1/26(5)		300	286,229
4.50%, 9/1/26(5)		100	95,226
4.625%, 12/1/29(5)		66	61,378
5.625%, 5/1/24(5)		200	199,212
			$ 1,342,895
Semiconductors & Semiconductor Equipment — 0.1%
ON Semiconductor Corp., 3.875%, 9/1/28(5)		258	$ 232,522
			$ 232,522
Software — 0.6%
Athenahealth Group, Inc., 6.50%, 2/15/30(5)		306	$ 251,626
Black Knight InfoServ, LLC, 3.625%, 9/1/28(5)		152	137,560
Clarivate Science Holdings Corp., 4.875%, 7/1/29(5)		182	164,123
Cloud Software Group, Inc., 9.00%, 9/30/29(5)		169	145,376
Fair Isaac Corp., 4.00%, 6/15/28(5)		165	153,950
Open Text Corp., 3.875%, 2/15/28(5)		37	32,851
Open Text Holdings, Inc., 4.125%, 2/15/30(5)		37	31,651
Playtika Holding Corp., 4.25%, 3/15/29(5)		303	257,823
SS&C Technologies, Inc., 5.50%, 9/30/27(5)		296	286,903
			$ 1,461,863
Specialty Retail — 2.3%
Arko Corp., 5.125%, 11/15/29(5)		259	$ 210,101
Asbury Automotive Group, Inc.:
4.625%, 11/15/29(5)		27	24,062
4.75%, 3/1/30		228	202,609
5.00%, 2/15/32(5)		28	24,153
Bath & Body Works, Inc.:
6.625%, 10/1/30(5)		45	43,250
6.75%, 7/1/36		80	71,312
6.95%, 3/1/33		168	148,398
7.60%, 7/15/37		75	66,707
9.375%, 7/1/25(5)		31	33,211
Dave & Buster's, Inc., 7.625%, 11/1/25(5)		457	465,098
Dufry One B.V., 3.375%, 4/15/28(7)	EUR	479	468,762
Evergreen AcqCo 1, L.P./TVI, Inc., 9.75%, 4/26/28(5)		204	204,467
Ferrellgas, L.P./Ferrellgas Finance Corp., 5.875%, 4/1/29(5)		151	127,736
Fertitta Entertainment, LLC/Fertitta Entertainment Finance Co., Inc., 4.625%, 1/15/29(5)		100	87,647
Group 1 Automotive, Inc., 4.00%, 8/15/28(5)		203	180,333

27
See Notes to Financial Statements.

Global Income Builder Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)*		Value
Specialty Retail (continued)
IRB Holding Corp., 7.00%, 6/15/25(5)		98	$ 99,298
Ken Garff Automotive, LLC, 4.875%, 9/15/28(5)		155	135,526
Kohl's Corp., 3.625%, 5/1/31		169	115,441
LCM Investments Holdings II, LLC, 4.875%, 5/1/29(5)		257	219,353
Lithia Motors, Inc., 3.875%, 6/1/29(5)		86	74,565
Macy's Retail Holdings, LLC, 5.875%, 4/1/29(5)		73	66,936
Midco GB SASU, 7.75%, (7.75% cash or 8.50% PIK), 11/1/27(7)(8)	EUR	285	287,725
Patrick Industries, Inc., 7.50%, 10/15/27(5)		30	29,521
PetSmart, Inc./PetSmart Finance Corp.:
4.75%, 2/15/28(5)		250	236,577
7.75%, 2/15/29(5)		264	260,577
Punch Finance PLC, 6.125%, 6/30/26(7)	GBP	340	368,681
Sonic Automotive, Inc.:
4.625%, 11/15/29(5)		172	144,487
4.875%, 11/15/31(5)		143	115,611
SRS Distribution, Inc., 6.00%, 12/1/29(5)		77	62,818
Suburban Propane Partners, L.P./Suburban Energy Finance Corp., 5.00%, 6/1/31(5)		135	118,358
Superior Plus, L.P./Superior General Partner, Inc., 4.50%, 3/15/29(5)		254	225,240
Victoria's Secret & Co., 4.625%, 7/15/29(5)		132	106,892
Yum! Brands, Inc., 3.625%, 3/15/31		340	300,767
			$ 5,326,219
Technology Hardware, Storage & Peripherals — 0.7%
Almaviva-The Italian Innovation Co. SpA, 4.875%, 10/30/26(7)	EUR	305	$ 317,175
Booz Allen Hamilton, Inc.:
3.875%, 9/1/28(5)		410	376,101
4.00%, 7/1/29(5)		97	88,198
NCR Corp.:
5.125%, 4/15/29(5)		69	59,761
5.25%, 10/1/30(5)		104	87,543
Presidio Holdings, Inc., 8.25%, 2/1/28(5)		158	148,939
Science Applications International Corp., 4.875%, 4/1/28(5)		260	245,658
Seagate HDD Cayman:
4.091%, 6/1/29		52	45,163
9.625%, 12/1/32(5)		248	272,678
			$ 1,641,216
Telecommunications — 1.4%
Ciena Corp., 4.00%, 1/31/30(5)		117	$ 102,916
Security	Principal Amount (000's omitted)*		Value
Telecommunications (continued)
Connect Finco S.a.r.l./Connect US Finco, LLC, 6.75%, 10/1/26(5)		421	$ 401,791
Rogers Communications, Inc., 5.25% to 3/15/27, 3/15/82(5)(10)		25	22,614
Sprint Capital Corp., 6.875%, 11/15/28		305	329,090
Sprint, LLC, 7.875%, 9/15/23		375	378,373
Telecom Italia SpA:
2.75%, 4/15/25(7)	EUR	140	146,362
4.00%, 4/11/24(7)	EUR	200	217,901
6.875%, 2/15/28(7)	EUR	100	110,916
Telefonica Europe B.V., 7.125% to 8/23/28(7)(9)(10)	EUR	200	224,750
T-Mobile USA, Inc.:
2.25%, 2/15/26		132	122,962
2.625%, 2/15/29		74	65,462
2.875%, 2/15/31		99	85,884
4.75%, 2/1/28		170	169,312
Viasat, Inc., 5.625%, 4/15/27(5)		61	56,639
Vodafone Group PLC:
2.625% to 5/27/26, 8/27/80(7)(10)	EUR	220	218,450
4.875% to 7/3/25, 10/3/78(7)(10)	GBP	215	257,548
Wp/ap Telecom Holdings III B.V., 5.50%, 1/15/30(7)	EUR	259	234,086
			$ 3,145,056
Transportation — 0.2%
Cargo Aircraft Management, Inc., 4.75%, 2/1/28(5)		249	$ 223,774
Seaspan Corp., 5.50%, 8/1/29(5)		213	170,664
			$ 394,438
Wireless Telecommunication Services — 0.2%
Iliad Holding SASU, 6.50%, 10/15/26(5)		258	$ 248,482
Sprint, LLC, 7.625%, 3/1/26		157	166,391
			$ 414,873
Total Corporate Bonds (identified cost $91,334,592)			$ 82,121,875

Preferred Stocks — 1.0%
Security	Shares	Value
Banks — 0.1%
Farm Credit Bank of Texas, 6.75% to 9/15/23(5)(10)	669	$ 65,478
JPMorgan Chase & Co., Series LL, 4.625%	4,150	89,059
		$ 154,537

28
See Notes to Financial Statements.

Global Income Builder Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Capital Markets — 0.1%
Affiliated Managers Group, Inc., 4.75%	5,486	$ 109,391
KKR Group Finance Co. IX, LLC, 4.625%	7,175	136,827
Stifel Financial Corp., Series D, 4.50%	4,600	75,348
		$ 321,566
Electric Utilities — 0.1%
Brookfield BRP Holdings Canada, Inc., 4.625%	7,000	$ 112,840
SCE Trust III, Series H, 5.75% to 3/15/24(10)	4,892	104,689
SCE Trust IV, Series J, 5.375% to 9/15/25(10)	1,911	38,889
SCE Trust V, Series K, 5.45% to 3/15/26(10)	3,551	79,116
SCE Trust VI, 5.00%	357	7,065
		$ 342,599
Insurance — 0.1%
American Equity Investment Life Holding Co., Series B, 6.625% to 9/1/25(10)	2,718	$ 64,906
Arch Capital Group, Ltd., Series G, 4.55%	7,143	137,002
		$ 201,908
Oil, Gas & Consumable Fuels — 0.2%
Energy Transfer, L.P.:
Series C, 7.375% to 5/30/23(10)	3,000	$ 71,760
Series E, 7.60% to 5/15/24(10)	4,970	114,907
NuStar Energy, L.P., Series B, 10.945% (3 mo. USD LIBOR + 5.643%)(11)	11,260	259,768
		$ 446,435
Real Estate Management & Development — 0.1%
Brookfield Property Partners, L.P.:
Series A, 5.75%	6,429	$ 80,363
Series A2, 6.375%	8,191	113,691
		$ 194,054
Retail REITs — 0.0%(6)
SITE Centers Corp., Series A, 6.375%	4,730	$ 115,128
		$ 115,128
Trading Companies & Distributors — 0.2%
WESCO International, Inc., Series A, 10.625% to 6/22/25(10)	12,788	$ 347,834
		$ 347,834
Security	Shares	Value
Wireless Telecommunication Services — 0.1%
United States Cellular Corp., 5.50%	11,360	$ 171,877
		$ 171,877
Total Preferred Stocks (identified cost $2,836,261)		$ 2,295,938

Senior Floating-Rate Loans — 1.2%(14)
Borrower/Description	Principal Amount (000's omitted)	Value
Airlines — 0.3%
Air Canada, Term Loan, 8.369%, (3 mo. USD LIBOR + 3.50%), 8/11/28	$202	$ 202,375
Mileage Plus Holdings, LLC, Term Loan, 10.213%, (3 mo. USD LIBOR + 5.25%), 6/21/27	362	377,576
		$ 579,951
Apparel & Luxury Goods — 0.1%
Hanesbrands, Inc., Term Loan, 3/8/30(15)	$175	$ 174,344
		$ 174,344
Auto Components — 0.0%(6)
Clarios Global, L.P., Term Loan, 4/26/30(15)	$58	$ 57,927
		$ 57,927
Health Care — 0.1%
Pluto Acquisition I, Inc., Term Loan, 8.953%, (3 mo. USD LIBOR + 4.00%), 6/22/26	$189	$ 137,971
		$ 137,971
Health Care Technology — 0.1%
Verscend Holding Corp., Term Loan, 9.025%, (1 mo. USD LIBOR + 4.00%), 8/27/25	$255	$ 254,700
		$ 254,700
Hotels, Restaurants & Leisure — 0.1%
Spectacle Gary Holdings, LLC, Term Loan, 9.275%, (1 mo. USD LIBOR + 4.25%), 12/10/28	$195	$ 189,515
		$ 189,515

29
See Notes to Financial Statements.

Global Income Builder Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
IT Services — 0.1%
Travelport Finance (Luxembourg) S.a.r.l., Term Loan, 13.775%, (1 mo. USD LIBOR + 8.75%), 6.525% cash, 7.25% PIK, 2/28/25	$241	$ 244,167
		$ 244,167
Leisure Products — 0.1%
Peloton Interactive, Inc., Term Loan, 11.757%, (SOFR + 6.50%), 5/25/27	$139	$ 139,019
		$ 139,019
Software — 0.0%(6)
GoTo Group, Inc., Term Loan, 9.775%, (1 mo. USD LIBOR + 4.75%), 8/31/27	$0 (16)	$ 58
Riverbed Technology, Inc., Term Loan, 12.84%, (3 mo. USD LIBOR + 8.00%), 10.84% cash, 2.00% PIK, 12/7/26	137	43,727
		$ 43,785
Specialty Retail — 0.2%
Michaels Companies, Inc., Term Loan, 9.409%, (3 mo. USD LIBOR + 4.25%), 4/15/28	$181	$ 166,001
PetSmart, Inc., Term Loan, 8.832%, (SOFR + 3.75%), 2/11/28	380	378,292
		$ 544,293
Trading Companies & Distributors — 0.1%
Spin Holdco, Inc., Term Loan, 8.986%, (3 mo. USD LIBOR + 4.00%), 3/4/28	$294	$ 245,716
		$ 245,716
Total Senior Floating-Rate Loans (identified cost $2,764,287)		$ 2,611,388

Miscellaneous — 0.0%(6)
Security	Principal Amount/ Shares	Value
Diversified Financial Services — 0.0%
Alpha Holding S.A., Escrow Certificates(1)(17)	400,000	$ 0
		$ 0
Transportation — 0.0%(6)
Hertz Corp., Escrow Certificates(1)	$58,000	$ 4,640
Security	Principal Amount/ Shares	Value
Transportation (continued)
Hertz Corp., Escrow Certificates(1)	$167,000	$ 5,845
Hertz Corp., Escrow Certificates(1)	$110,000	3,850
		$ 14,335
Total Miscellaneous (identified cost $61,182)		$ 14,335

Short-Term Investments — 1.2%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.78%(18)	2,855,589	$ 2,855,589
Total Short-Term Investments (identified cost $2,855,589)		$ 2,855,589
Total Investments — 98.2% (identified cost $190,401,157)		$225,888,716
Other Assets, Less Liabilities — 1.8%		$ 4,034,399
Net Assets — 100.0%		$229,923,115
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
*	In U.S. dollars unless otherwise indicated.
(1)	Non-income producing security.
(2)	Securities are traded on separate exchanges for the same entity.
(3)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.
(4)	Security (or a portion thereof) has been pledged to cover margin requirements on open futures contracts.
(5)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2023, the aggregate value of these securities is $50,189,492 or 21.8% of the Portfolio's net assets.
(6)	Amount is less than 0.05%.
(7)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At April 30, 2023, the aggregate value of these securities is $17,569,490 or 7.6% of the Portfolio's net assets.
(8)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(9)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

30
See Notes to Financial Statements.

Global Income Builder Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

(10)	Security converts to variable rate after the indicated fixed-rate coupon period.
(11)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2023.
(12)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy.
(13)	When-issued security.
(14)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) or the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(15)	This Senior Loan will settle after April 30, 2023, at which time the interest rate will be determined.
(16)	Principal amount is less than $500.
(17)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 8).
(18)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of April 30, 2023.
Country Concentration of Portfolio
Country	Percentage of Total Investments	Value
United States	59.7%	$134,778,594
United Kingdom	6.6	14,935,812
Germany	5.5	12,364,628
Switzerland	4.4	9,881,484
France	4.1	9,189,021
Spain	3.4	7,590,767
Netherlands	2.1	4,779,459
Denmark	2.0	4,619,555
Canada	2.0	4,448,815
Sweden	1.7	3,917,690
Norway	1.1	2,594,461
Finland	1.0	2,370,037
Japan	1.0	2,163,468
Luxembourg	0.9	2,006,734
Taiwan	0.7	1,492,279
Italy	0.6	1,434,987
Australia	0.6	1,357,467
Bermuda	0.5	1,232,145
United Arab Emirates	0.4	1,026,213
India	0.4	982,492
Belgium	0.4	852,901
Hong Kong	0.3	658,372
Mexico	0.1	274,638
Poland	0.1	250,582
Turkey	0.1	233,660
China	0.1	167,723
South Africa	0.1	144,519
Ireland	0.1	139,351
Brazil	0.0 (1)	862
Total Investments	100.0%	$225,888,716
(1)	Amount is less than 0.05%.

31
See Notes to Financial Statements.

Global Income Builder Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Equity Futures
E-Mini S&P 500 Index	81	Long	6/16/23	$16,963,425	$ 1,194,393
Nikkei 225 Index	12	Long	6/8/23	2,550,938	126,190
STOXX Europe 600 Bank Index	(436)	Short	6/16/23	(3,541,960)	(77,336)
STOXX Europe 600 Index	(375)	Short	6/16/23	(9,588,600)	(482,938)
STOXX Europe 600 Insurance Index	(331)	Short	6/16/23	(5,994,322)	(218,160)
					$ 542,149
Abbreviations:
ADR	– American Depositary Receipt
EURIBOR	– Euro Interbank Offered Rate
LIBOR	– London Interbank Offered Rate
PC	– Participation Certificate
PIK	– Payment In Kind
REITs	– Real Estate Investment Trusts
SOFR	– Secured Overnight Financing Rate
Currency Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
USD	– United States Dollar
32
See Notes to Financial Statements.

Global Income Builder Portfolio
April 30, 2023
Statement of Assets and Liabilities (Unaudited)

April 30, 2023
Assets
Unaffiliated investments, at value (identified cost $187,545,568)	$ 223,033,127
Affiliated investment, at value (identified cost $2,855,589)	2,855,589
Foreign currency, at value (identified cost $674,822)	673,541
Interest and dividends receivable	2,067,362
Dividends receivable from affiliated investment	10,789
Receivable for investments sold	1,016,738
Receivable for variation margin on open futures contracts	363,004
Tax reclaims receivable	1,236,160
Total assets	$231,256,310
Liabilities
Payable for investments purchased	$ 477,393
Payable for when-issued securities	327,264
Due to custodian	235,898
Payable to affiliate:
Investment adviser fee	102,981
Trustees' fees	1,244
Accrued foreign capital gains taxes	35,127
Accrued expenses	153,288
Total liabilities	$ 1,333,195
Net Assets applicable to investors' interest in Portfolio	$229,923,115
33
See Notes to Financial Statements.

Global Income Builder Portfolio
April 30, 2023
Statement of Operations (Unaudited)

Six Months Ended
April 30, 2023
Investment Income
Dividend income (net of foreign taxes withheld of $530,508)	$ 3,463,447
Dividend income from affiliated investment	49,456
Interest and other income (net of foreign taxes withheld of $5,995)	2,656,828
Total investment income	$ 6,169,731
Expenses
Investment adviser fee	$ 619,250
Trustees’ fees and expenses	7,273
Custodian fee	54,654
Legal and accounting services	34,307
Miscellaneous	13,097
Total expenses	$ 728,581
Deduct:
Waiver and/or reimbursement of expenses by affiliate	$ 1,862
Total expense reductions	$ 1,862
Net expenses	$ 726,719
Net investment income	$ 5,443,012
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions (net of foreign capital gains taxes of $15,926)	$ (971,599)
Futures contracts	(165,131)
Foreign currency transactions	(8,577)
Forward foreign currency exchange contracts	8,642
Net realized loss	$ (1,136,665)
Change in unrealized appreciation (depreciation):
Investments (including net increase in accrued foreign capital gains taxes of $3,291)	$ 18,951,478
Futures contracts	542,149
Foreign currency	132,348
Net change in unrealized appreciation (depreciation)	$19,625,975
Net realized and unrealized gain	$18,489,310
Net increase in net assets from operations	$23,932,322
34
See Notes to Financial Statements.

Global Income Builder Portfolio
April 30, 2023
Statements of Changes in Net Assets

	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 5,443,012	$ 10,362,002
Net realized loss	(1,136,665)	(4,517,226)
Net change in unrealized appreciation (depreciation)	19,625,975	(56,620,025)
Net increase (decrease) in net assets from operations	$ 23,932,322	$ (50,775,249)
Capital transactions:
Contributions	$ 1,463,630	$ 6,061,895
Withdrawals	(16,877,164)	(40,558,475)
Portfolio transaction fee	14,600	116,357
Net decrease in net assets from capital transactions	$ (15,398,934)	$ (34,380,223)
Net increase (decrease) in net assets	$ 8,533,388	$ (85,155,472)
Net Assets
At beginning of period	$ 221,389,727	$ 306,545,199
At end of period	$229,923,115	$221,389,727
35
See Notes to Financial Statements.

Global Income Builder Portfolio
April 30, 2023
Financial Highlights

	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31,
Ratios/Supplemental Data		2022	2021	2020	2019	2018
Ratios (as a percentage of average daily net assets):
Expenses	0.65% (1)(2)	0.64% (2)	0.65%	0.66%	0.70%	0.75%
Net investment income	4.83% (1)	3.94%	3.01%	4.12%	4.72%	3.47%
Portfolio Turnover	36% (3)	59%	60%	118%	86%	102%
Total Return	11.26% (3)	(17.42)%	29.74%	2.64%	11.57%	(1.00)%
Net assets, end of period (000’s omitted)	$229,923	$221,390	$306,545	$263,095	$302,020	$323,437
(1)	Annualized.
(2)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2023 and the year ended October 31, 2022).
(3)	Not annualized.
36

Global Income Builder Portfolio
April 30, 2023
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Global Income Builder Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to achieve total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2023, Eaton Vance Global Income Builder Fund held a 99.9% interest in the Portfolio.
The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service.
Derivatives. Futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded, with adjustments for fair valuation for certain foreign futures contracts as described below. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio's forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.
Foreign Securities, Futures Contracts and Currencies. Foreign securities, futures contracts and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities and certain exchange-traded foreign futures contracts generally is determined as of the close of trading on the principal exchange on which such securities and contracts trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities and certain foreign futures contracts to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities and foreign futures contracts that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities and foreign futures contracts to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities and foreign futures contracts.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Portfolio’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
37

Global Income Builder Portfolio
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

C  Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends, interest and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Portfolio has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment, no amounts are reflected in the financial statements for such outstanding reclaims. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.
D  Federal and Other Taxes—The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.
In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.
As of April 30, 2023, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
F  Unfunded Loan Commitments—The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower's discretion. These commitments, if any, are disclosed in the accompanying Portfolio of Investments.
G  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
H  Indemnifications—Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.
I  Futures Contracts—Upon entering into a futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.
J  Forward Foreign Currency Exchange Contracts—The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.
38

Global Income Builder Portfolio
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

K  When-Issued Securities and Delayed Delivery Transactions—The Portfolio may purchase securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Portfolio maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract.
L  Capital Transactions—To seek to protect the Portfolio (and, indirectly, other investors in the Portfolio) against the costs of accommodating investor inflows and outflows, the Portfolio imposed a fee (“Portfolio transaction fee”) on inflows and outflows by Portfolio investors. The Portfolio transaction fee was sized to cover the estimated cost to the Portfolio of, in connection with issuing interests, converting the cash and/or other instruments it received to the desired composition and, in connection with redeeming its interests, converting Portfolio holdings to cash and/or other instruments to be distributed. Such fee, which may have varied over time, was limited to amounts that had been authorized by the Board of Trustees and determined by Eaton Vance Management (EVM) to be appropriate. The maximum Portfolio transaction fee was 2% of the amount of net contributions or withdrawals. The Portfolio transaction fee is recorded as a component of capital transactions on the Statements of Changes in Net Assets. Effective after the close of business on December 23, 2022, the Portfolio transaction fee was discontinued.
M  Interim Financial Statements—The interim financial statements relating to April 30, 2023 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate as a percentage of the Portfolio's average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.550%
$500 million but less than $1 billion	0.525%
$1 billion but less than $2.5 billion	0.500%
$2.5 billion and over	0.475%
For the six months ended April 30, 2023, the Portfolio’s investment adviser fee amounted to $619,250 or 0.55% (annualized) of the Portfolio’s average daily net assets.
Pursuant to an investment sub-advisory agreement, BMR has delegated a portion of the investment management of the Portfolio to Eaton Vance Advisers International Ltd. (EVAIL), an affiliate of BMR and an indirect, wholly-owned subsidiary of Morgan Stanley. BMR pays EVAIL a portion of its investment adviser fee for sub-advisory services provided to the Portfolio. The Portfolio may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Portfolio is reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Fund. For the six months ended April 30, 2023, the investment adviser fee paid was reduced by $1,862 relating to the Portfolio’s investment in the Liquidity Fund.
Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2023, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.
3  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities and principal repayments on Senior Loans, aggregated $80,882,272 and $92,548,068, respectively, for the six months ended April 30, 2023.
39

Global Income Builder Portfolio
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

4  Federal Income Tax Basis of Investments
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Portfolio at April 30, 2023, as determined on a federal income tax basis, were as follows:
Aggregate cost	$ 192,092,860
Gross unrealized appreciation	$ 46,539,449
Gross unrealized depreciation	(12,201,444)
Net unrealized appreciation	$ 34,338,005
5  Financial Instruments
The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2023 is included in the Portfolio of Investments. At April 30, 2023, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.
In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:
Equity Price Risk: The Portfolio enters into equity futures contracts on securities indices to gain or limit exposure to certain markets, particularly in connection with engaging in the dividend capture trading strategy.
Foreign Exchange Risk: Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio entered into forward foreign currency exchange contracts during the six months ended April 30, 2023.
The Portfolio enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2023, the Portfolio had no open derivatives with credit-related contingent features in a net liability position.
The over-the-counter (OTC) derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.
The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments.
40

Global Income Builder Portfolio
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk at April 30, 2023 was as follows:
Fair Value
Derivative	Asset Derivative	Liability Derivative
Futures contracts	$1,320,583 (1)	$(778,434) (1)
(1)	Only the current day's variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended April 30, 2023 was as follows:
Risk	Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)
Equity Price	Futures contracts	$ (165,131)	$ 542,149
Foreign Exchange	Forward foreign currency exchange contracts	8,642	—
Total		$(156,489)	$542,149
(1)	Statement of Operations location: Net realized gain (loss): Futures contracts and Forward foreign currency exchange contracts, respectively.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation): Futures contracts.
The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended April 30, 2023, which are indicative of the volume of these derivative types, were approximately as follows:
Futures Contracts — Long	Futures Contracts — Short	Forward Foreign Currency Exchange Contracts*
$8,133,000	$8,129,000	$124,000
*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.
6  Line of Credit
The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $725 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 24, 2023. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2022, an arrangement fee totaling $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2023.
41

Global Income Builder Portfolio
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

7  Affiliated Investments
At April 30, 2023, the value of the Portfolio’s investment in funds that may be deemed to be affiliated was $2,855,589, which represents 1.2% of the Portfolio’s net assets. Transactions in such investments by the Portfolio for the six months ended April 30, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$1,319,217	$31,402,069	$(29,865,697)	$ —	$ —	$2,855,589	$49,456	2,855,589
8  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At April 30, 2023, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Common Stocks:
Communication Services	$ 4,899,804	$ 2,814,080	$ —	$ 7,713,884
Consumer Discretionary	7,867,030	8,561,575	—	16,428,605
Consumer Staples	5,373,194	4,538,673	—	9,911,867
Energy	6,126,093	—	—	6,126,093
Financials	7,789,326	22,256,130	—	30,045,456
Health Care	11,144,588	8,929,800	—	20,074,388
Industrials	4,150,267	12,426,919	—	16,577,186
Information Technology	15,869,476	5,031,217	—	20,900,693
Materials	—	4,860,713	—	4,860,713
Real Estate	755,301	—	—	755,301
Utilities	1,264,905	835,383	—	2,100,288
Total Common Stocks	$ 65,239,984	$ 70,254,490**	$ —	$ 135,494,474
Convertible Bonds	$ —	$ 494,485	$ —	$ 494,485
Convertible Preferred Stocks	—	632	—	632
Corporate Bonds	—	82,121,875	—	82,121,875
Preferred Stocks:
Communication Services	171,877	—	—	171,877
Energy	446,435	—	—	446,435
Financials	612,533	65,478	—	678,011
42

Global Income Builder Portfolio
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3*	Total
Industrials	$ 347,834	$ —	$ —	$ 347,834
Real Estate	309,182	—	—	309,182
Utilities	342,599	—	—	342,599
Total Preferred Stocks	$ 2,230,460	$ 65,478	$ —	$ 2,295,938
Senior Floating-Rate Loans	$ —	$ 2,611,388	$ —	$ 2,611,388
Miscellaneous	—	14,335	0	14,335
Short-Term Investments	2,855,589	—	—	2,855,589
Total Investments	$ 70,326,033	$ 155,562,683	$ 0	$ 225,888,716
Futures Contracts	$ 1,194,393	$ 126,190	$ —	$ 1,320,583
Total	$ 71,520,426	$ 155,688,873	$ 0	$ 227,209,299
Liability Description
Futures Contracts	$ (778,434)	$ —	$ —	$ (778,434)
Total	$ (778,434)	$ —	$ —	$ (778,434)
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.
**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended April 30, 2023 is not presented.
9  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks of disease, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and industries, and could continue to affect the market in significant and unforeseen ways. Other epidemics and pandemics that may arise in the future may have similar effects. Any such impact could adversely affect the Portfolio's performance, or the performance of the securities in which the Portfolio invests.
10  Termination of Portfolio
On April 18, 2023, the Portfolio's Trustees approved the termination of the Portfolio. The Portfolio made a pro-rata distribution of net assets to each interest holder as of the close of business on June 16, 2023.
43

Eaton Vance
Global Income Builder Fund
April 30, 2023
Officers and Trustees

Officers of Eaton Vance Global Income Builder Fund
Eric A. Stein President	Nicholas S. Di Lorenzo Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Richard F. Froio Chief Compliance Officer
James F. Kirchner Treasurer
Officers of Global Income Builder Portfolio
R. Kelly Williams, Jr. President	Nicholas S. Di Lorenzo Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Richard F. Froio Chief Compliance Officer
James F. Kirchner Treasurer
Trustees of Eaton Vance Global Income Builder Fund and Global Income Builder Portfolio
George J. Gorman Chairperson
Alan C. Bowser
Thomas E. Faust Jr.*
Mark R. Fetting
Cynthia E. Frost
Valerie A. Mosley
Anchal Pachnanda*(1)
Keith Quinton
Marcus L. Smith
Susan J. Sutherland
Scott E. Wennerholm
Nancy A. Wiser

*	Interested Trustee
(1)	Ms. Pachnanda began serving as Trustee effective April 1, 2023.
44

Eaton Vance Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
45

Eaton Vance Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
46

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.
47

This Page Intentionally Left Blank

Investment Adviser
Boston Management and Research
Two International Place
Boston, MA 02110
Administrator of Eaton Vance Global Income Builder Fund
Eaton Vance Management
Two International Place
Boston, MA 02110
Investment Sub-Adviser
Eaton Vance Advisers International Ltd.
125 Old Broad St.
London, EC2N 1AR
United Kingdom
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 534439
Pittsburgh, PA 15253-4439
(800) 262-1122
Fund Offices
Two International Place
Boston, MA 02110
*FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7747    4.30.23

Eaton Vance
Emerging Markets Local Income Fund
Semiannual Report
April 30, 2023

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The adviser is registered with the CFTC as a commodity pool operator with respect to its management of the Fund. As the commodity pool operator of the Fund, the adviser has claimed relief under the Commodity Exchange Act from certain reporting and recordkeeping requirements. The adviser is also registered as a commodity trading advisor.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2023
Eaton Vance
Emerging Markets Local Income Fund

Eaton Vance
Emerging Markets Local Income Fund
April 30, 2023
Performance

Portfolio Manager(s) John R. Baur, Brian Shaw, CFA and Patrick Campbell, CFA
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	06/27/2007	06/27/2007	18.72%	8.30%	0.35%	(0.19)%
Class A with 3.25% Maximum Sales Charge	—	—	14.80	4.69	(0.31)	(0.51)
Class C at NAV	08/03/2010	06/27/2007	18.51	7.60	(0.37)	(0.76)
Class C with 1% Maximum Deferred Sales Charge	—	—	17.51	6.64	(0.37)	(0.76)
Class I at NAV	11/30/2009	06/27/2007	19.27	8.62	0.65	0.11

J.P. Morgan Government Bond Index: Emerging Markets (JPM GBI-EM) Global Diversified (Unhedged)	—	—	16.06%	6.56%	(1.62)%	(1.77)%
% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I
	1.19%	1.89%	0.89%
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
2

Eaton Vance
Emerging Markets Local Income Fund
April 30, 2023
Fund Profile

Asset Allocation (% of net assets)[1]
Foreign Currency Exposures (% of net assets)[2]
Indonesia	13.4%
Malaysia	12.0
Brazil	11.9
Mexico	10.1
Thailand	9.7
Czech Republic	6.6
Poland	6.1
Dominican Republic	5.9
China	4.7
Romania	4.5
South Africa	4.4
Hungary	4.2
Serbia	4.1
Ukraine	4.0
South Korea	3.9
Colombia	3.5
Uzbekistan	2.9
Chile	2.2
Peru	2.2
India	1.9
Uruguay	1.0
Other	1.3 [3]
Euro	-5.8
Total Long	120.5%
Total Short	-5.8%
Total Net	114.7%

Footnotes:
Fund invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.
[1]	Other Net Assets represents other assets less liabilities and includes any investment type that represents less than 1% of net assets.
[2]	Currency exposures include all foreign exchange denominated assets and currency derivatives. Total exposures may exceed 100% due to implicit leverage created by derivatives.
[3]	Includes amounts each less than 1.0% or –1.0%, as applicable.
3

Eaton Vance
Emerging Markets Local Income Fund
April 30, 2023
Endnotes and Additional Disclosures

[1]	J.P. Morgan Government Bond Index: Emerging Markets (JPM GBI-EM) Global Diversified (Unhedged) is an unmanaged index of local-currency bonds with maturities of more than one year issued by emerging markets governments. Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without J.P. Morgan’s prior written approval. Copyright 2021, J.P. Morgan Chase & Co. All rights reserved. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years. Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase.
[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
Fund profile subject to change due to active management.

Additional Information
Effective June 30, 2023, the portfolio managers of the Fund and the Portfolio will be Patrick Campbell and Brian Shaw.

4

Eaton Vance
Emerging Markets Local Income Fund
April 30, 2023
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2022 to April 30, 2023).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (11/1/22)	Ending Account Value (4/30/23)	Expenses Paid During Period* (11/1/22 – 4/30/23)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,187.20	$6.18	1.14%
Class C	$1,000.00	$1,185.10	$9.97	1.84%
Class I	$1,000.00	$1,192.70	$4.57	0.84%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.14	$5.71	1.14%
Class C	$1,000.00	$1,015.67	$9.20	1.84%
Class I	$1,000.00	$1,020.63	$4.21	0.84%
*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2022. The Example reflects the expenses of both the Fund and the Portfolio.
5

Eaton Vance
Emerging Markets Local Income Fund
April 30, 2023
Statement of Assets and Liabilities (Unaudited)

April 30, 2023
Assets
Investment in Emerging Markets Local Income Portfolio, at value (identified cost $1,086,506,092)	$ 965,203,280
Receivable for Fund shares sold	2,323,909
Total assets	$ 967,527,189
Liabilities
Payable for Fund shares redeemed	$ 16,594,859
Payable to affiliates:
Distribution and service fees	59,352
Trustees' fees	43
Accrued expenses	240,015
Total liabilities	$ 16,894,269
Net Assets	$ 950,632,920
Sources of Net Assets
Paid-in capital	$1,013,118,934
Accumulated loss	(62,486,014)
Net Assets	$ 950,632,920
Class A Shares
Net Assets	$ 114,039,424
Shares Outstanding	31,703,000
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 3.60
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$ 3.72
Class C Shares
Net Assets	$ 38,276,766
Shares Outstanding	10,524,735
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 3.64
Class I Shares
Net Assets	$ 798,316,730
Shares Outstanding	222,042,026
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 3.60
On sales of $100,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
6
See Notes to Financial Statements.

Eaton Vance
Emerging Markets Local Income Fund
April 30, 2023
Statement of Operations (Unaudited)

Six Months Ended
April 30, 2023
Investment Income
Dividend income allocated from Portfolio	$ 1,566,217
Interest income allocated from Portfolio (net of foreign taxes withheld of $510,176)	31,684,382
Expenses allocated from Portfolio	(3,388,209)
Total investment income from Portfolio	$ 29,862,390
Expenses
Distribution and service fees:
Class A	$ 151,000
Class C	183,160
Trustees’ fees and expenses	250
Custodian fee	29,425
Transfer and dividend disbursing agent fees	286,312
Legal and accounting services	20,183
Printing and postage	119,019
Registration fees	36,775
Miscellaneous	8,911
Total expenses	$ 835,035
Net investment income	$ 29,027,355
Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss):
Investment transactions (net of foreign capital gains taxes of $47,214)	$ (45,685,776)
Futures contracts	375,715
Swap contracts	(12,799,144)
Foreign currency transactions	1,694,418
Forward foreign currency exchange contracts	45,810,357
Non-deliverable bond forward contracts	5,199,050
Net realized loss	$ (5,405,380)
Change in unrealized appreciation (depreciation):
Investments (including net increase in accrued foreign capital gains taxes of $300,361)	$ 115,720,993
Written options	79,420
Futures contracts	(360,057)
Swap contracts	14,508,249
Foreign currency	1,560,939
Forward foreign currency exchange contracts	(2,717,856)
Non-deliverable bond forward contracts	(463,529)
Net change in unrealized appreciation (depreciation)	$128,328,159
Net realized and unrealized gain	$122,922,779
Net increase in net assets from operations	$151,950,134
7
See Notes to Financial Statements.

Eaton Vance
Emerging Markets Local Income Fund
April 30, 2023
Statements of Changes in Net Assets

	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 29,027,355	$ 67,348,981
Net realized loss	(5,405,380)	(151,462,363)
Net change in unrealized appreciation (depreciation)	128,328,159	(164,327,604)
Net increase (decrease) in net assets from operations	$151,950,134	$ (248,440,986)
Distributions to shareholders:
Class A	$ (6,182,005)	$ —
Class C	(2,099,703)	—
Class I	(48,825,748)	—
Total distributions to shareholders	$ (57,107,456)	$ —
Tax return of capital to shareholders:
Class A	$ —	$ (13,947,887)
Class C	—	(5,086,599)
Class I	—	(114,849,166)
Total tax return of capital to shareholders	$ —	$ (133,883,652)
Transactions in shares of beneficial interest:
Class A	$ 15,939,931	$ (17,218,330)
Class C	348,522	(9,079,577)
Class I	9,710,593	(183,103,782)
Net increase (decrease) in net assets from Fund share transactions	$ 25,999,046	$ (209,401,689)
Net increase (decrease) in net assets	$120,841,724	$ (591,726,327)
Net Assets
At beginning of period	$ 829,791,196	$1,421,517,523
At end of period	$950,632,920	$ 829,791,196
8
See Notes to Financial Statements.

Eaton Vance
Emerging Markets Local Income Fund
April 30, 2023
Financial Highlights

	Class A
	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31,
		2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 3.220	$ 4.590	$ 5.030	$ 5.760	$ 5.190	$ 6.310
Income (Loss) From Operations
Net investment income(1)	$ 0.106	$ 0.234	$ 0.228	$ 0.286	$ 0.363	$ 0.408
Net realized and unrealized gain (loss)	0.487	(1.125)	(0.168)	(0.293)	0.759	(0.970)
Total income (loss) from operations	$ 0.593	$ (0.891)	$ 0.060	$ (0.007)	$ 1.122	$ (0.562)
Less Distributions
From net investment income	$ (0.213)	$ —	$ (0.123)	$ (0.198)	$ (0.552)	$ —
Tax return of capital	—	(0.479)	(0.377)	(0.525)	—	(0.558)
Total distributions	$ (0.213)	$ (0.479)	$ (0.500)	$ (0.723)	$ (0.552)	$ (0.558)
Net asset value — End of period	$ 3.600	$ 3.220	$ 4.590	$ 5.030	$ 5.760	$ 5.190
Total Return(2)	18.72% (3)	(20.47)%	1.06%	(0.31)% (4)	22.64% (4)	(9.65)% (4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$114,039	$87,883	$145,043	$129,954	$152,308	$107,550
Ratios (as a percentage of average daily net assets):(5)
Expenses	1.14% (6)(7)	1.19% (7)	1.16%	1.20% (4)	1.20% (4)	1.23% (4)(8)
Net investment income	6.08% (6)	5.99%	4.53%	5.40%	6.57%	6.84%
Portfolio Turnover of the Portfolio	32% (3)	33%	56%	56%	46%	52%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	The investment adviser reimbursed certain operating expenses (equal to 0.02%, 0.02% and 0.09% of average daily net assets for the years ended October 31, 2020, 2019 and 2018, respectively). Absent this reimbursement, total return would be lower.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to 0.01% and less than 0.005% of average daily net assets for the six months ended April 30, 2023 and the year ended October 31, 2022, respectively).
(8)	Includes interest expense, including on securities sold short and/or reverse repurchase agreements if applicable, of 0.02% of average daily net assets for the year ended October 31, 2018.
9
See Notes to Financial Statements.

Eaton Vance
Emerging Markets Local Income Fund
April 30, 2023
Financial Highlights   — continued

	Class C
	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31,
		2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 3.260	$ 4.650	$ 5.080	$ 5.820	$ 5.240	$ 6.380
Income (Loss) From Operations
Net investment income(1)	$ 0.095	$ 0.209	$ 0.194	$ 0.250	$ 0.328	$ 0.373
Net realized and unrealized gain (loss)	0.487	(1.142)	(0.154)	(0.298)	0.770	(0.992)
Total income (loss) from operations	$ 0.582	$ (0.933)	$ 0.040	$ (0.048)	$ 1.098	$ (0.619)
Less Distributions
From net investment income	$ (0.202)	$ —	$ (0.115)	$ (0.190)	$ (0.518)	$ —
Tax return of capital	—	(0.457)	(0.355)	(0.502)	—	(0.521)
Total distributions	$ (0.202)	$ (0.457)	$ (0.470)	$ (0.692)	$ (0.518)	$ (0.521)
Net asset value — End of period	$ 3.640	$ 3.260	$ 4.650	$ 5.080	$ 5.820	$ 5.240
Total Return(2)	18.51% (3)	(21.31)%	0.46%	(0.90)% (4)	21.87% (4)	(10.42)% (4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$38,277	$33,976	$58,639	$59,169	$62,869	$44,416
Ratios (as a percentage of average daily net assets):(5)
Expenses	1.84% (6)(7)	1.89% (7)	1.86%	1.90% (4)	1.90% (4)	1.93% (4)(8)
Net investment income	5.38% (6)	5.28%	3.82%	4.68%	5.88%	6.17%
Portfolio Turnover of the Portfolio	32% (3)	33%	56%	56%	46%	52%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	The investment adviser reimbursed certain operating expenses (equal to 0.02%, 0.02% and 0.09% of average daily net assets for the years ended October 31, 2020, 2019 and 2018, respectively). Absent this reimbursement, total return would be lower.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to 0.01% and less than 0.005% of average daily net assets for the six months ended April 30, 2023 and the year ended October 31, 2022, respectively).
(8)	Includes interest expense, including on securities sold short and/or reverse repurchase agreements if applicable, of 0.02% of average daily net assets for the year ended October 31, 2018.
10
See Notes to Financial Statements.

Eaton Vance
Emerging Markets Local Income Fund
April 30, 2023
Financial Highlights   — continued

	Class I
	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31,
		2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 3.220	$ 4.590	$ 5.020	$ 5.760	$ 5.190	$ 6.310
Income (Loss) From Operations
Net investment income(1)	$ 0.111	$ 0.246	$ 0.243	$ 0.301	$ 0.381	$ 0.427
Net realized and unrealized gain (loss)	0.487	(1.126)	(0.158)	(0.302)	0.757	(0.971)
Total income (loss) from operations	$ 0.598	$ (0.880)	$ 0.085	$ (0.001)	$ 1.138	$ (0.544)
Less Distributions
From net investment income	$ (0.218)	$ —	$ (0.127)	$ (0.202)	$ (0.568)	$ —
Tax return of capital	—	(0.490)	(0.388)	(0.537)	—	(0.576)
Total distributions	$ (0.218)	$ (0.490)	$ (0.515)	$ (0.739)	$ (0.568)	$ (0.576)
Net asset value — End of period	$ 3.600	$ 3.220	$ 4.590	$ 5.020	$ 5.760	$ 5.190
Total Return(2)	19.27% (3)	(20.48)%	1.36%	(0.01)% (4)	23.00% (4)	(9.38)% (4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$798,317	$707,932	$1,217,836	$983,273	$938,608	$555,630
Ratios (as a percentage of average daily net assets):(5)
Expenses	0.84% (6)(7)	0.89% (7)	0.86%	0.90% (4)	0.90% (4)	0.93% (4)(8)
Net investment income	6.37% (6)	6.28%	4.86%	5.68%	6.90%	7.15%
Portfolio Turnover of the Portfolio	32% (3)	33%	56%	56%	46%	52%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	The investment adviser reimbursed certain operating expenses (equal to 0.02%, 0.02% and 0.09% of average daily net assets for the years ended October 31, 2020, 2019 and 2018, respectively). Absent this reimbursement, total return would be lower.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to 0.01% and less than 0.005% of average daily net assets for the six months ended April 30, 2023 and the year ended October 31, 2022, respectively).
(8)	Includes interest expense, including on securities sold short and/or reverse repurchase agreements if applicable, of 0.02% of average daily net assets for the year ended October 31, 2018.
11
See Notes to Financial Statements.

Eaton Vance
Emerging Markets Local Income Fund
April 30, 2023
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Emerging Markets Local Income Fund (the Fund) is a non-diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests its assets in interests in Emerging Markets Local Income Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (84.4% at April 30, 2023). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.
B  Income—The Fund's net investment income or loss consists of the Fund's pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.
C  Federal and Other Taxes—The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
In addition to the requirements of the Internal Revenue Code, the Fund may also be required to recognize its pro-rata share of the capital gains taxes incurred by the Portfolio. In doing so, the daily net asset value would reflect the Fund’s pro-rata share of the estimated reserve for such taxes incurred by the Portfolio.
As of April 30, 2023, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
D  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
E  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
F  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
G  Other—Investment transactions are accounted for on a trade date basis.
H  Interim Financial Statements—The interim financial statements relating to April 30, 2023 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
12

Eaton Vance
Emerging Markets Local Income Fund
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

2  Distributions to Shareholders and Income Tax Information
The Fund expects to pay any required income distributions monthly and intends to distribute annually all or substantially all of its net realized capital gains. The Fund may include in its distributions amounts attributable to the imputed interest on foreign currency exposures and certain other derivative positions which, in certain circumstances, may result in a return of capital for federal income tax purposes. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income. For the six months ended April 30, 2023, management estimates that a portion of distributions for the period will be a tax return of capital. The final determination of tax characteristics of the Fund’s distributions will occur at the end of the year and will be reported to the shareholders.
At October 31, 2022, the Fund, for federal income tax purposes, had deferred capital losses of $44,681,829 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at October 31, 2022, $44,681,829 are short-term.
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment adviser fee is computed at an annual rate as a percentage of the Fund’s average daily net assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser or administrator as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $1 billion	0.650%
$1 billion but less than $2 billion	0.625%
$2 billion but less than $5 billion	0.600%
$5 billion and over	0.575%
For the six months ended April 30, 2023, the Fund incurred no investment adviser fee on such assets. To the extent the Fund’s assets are invested in the Portfolio, the Fund is allocated its share of the Portfolio’s investment adviser fee. The Portfolio has engaged Boston Management and Research (BMR) to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. EVM also serves as the administrator of the Fund, but receives no compensation. EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding such expenses as brokerage commissions, acquired fund fees of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 1.20%, 1.90% and 0.90% of the Fund’s average daily net assets for Class A, Class C and Class I, respectively. This agreement may be changed or terminated after February 29, 2024. Pursuant to this agreement, no operating expenses were allocated to EVM for the six months ended April 30, 2023.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2023, EVM earned $10,195 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund's principal underwriter, received $14,412 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2023. The Fund was informed that Morgan Stanley affiliated broker-dealers, which may be deemed to be affiliates of EVM, BMR and EVD, also received a portion of the sales charge on sales of Class A shares for the six months ended April 30, 2023 in the amount of $13,534. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).
Trustees and officers of the Fund who are members of EVM’s or BMR's organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.
13

Eaton Vance
Emerging Markets Local Income Fund
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.30% (0.25% effective July 1, 2023) per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2023 amounted to $151,000 for Class A shares.
The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2023, the Fund paid or accrued to EVD $137,370 for Class C shares.
Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2023 amounted to $45,790 for Class C shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 0.75%  CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended April 30, 2023, the Fund was informed that EVD received approximately $1,000 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A shareholders.
6  Investment Transactions
For the six months ended April 30, 2023, increases and decreases in the Fund's investment in the Portfolio aggregated $159,043,118 and $178,055,243, respectively.
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions for all periods presented, were as follows:
	Six Months Ended April 30, 2023 (Unaudited)		Year Ended October 31, 2022
	Shares	Amount	Shares	Amount
Class A
Sales	7,089,491	$ 25,307,112	8,744,229	$ 34,415,385
Issued to shareholders electing to receive payments of distributions in Fund shares	1,607,138	5,664,268	3,336,364	12,695,340
Redemptions	(4,283,502)	(15,031,449)	(16,356,773)	(64,329,055)
Net increase (decrease)	4,413,127	$ 15,939,931	(4,276,180)	$ (17,218,330)
Class C
Sales	923,249	$ 3,299,346	1,633,628	$ 6,788,155
Issued to shareholders electing to receive payments of distributions in Fund shares	568,822	2,025,137	1,277,313	4,922,131
Redemptions	(1,403,261)	(4,975,961)	(5,096,503)	(20,789,863)
Net increase (decrease)	88,810	$ 348,522	(2,185,562)	$ (9,079,577)
14

Eaton Vance
Emerging Markets Local Income Fund
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

	Six Months Ended April 30, 2023 (Unaudited)		Year Ended October 31, 2022
	Shares	Amount	Shares	Amount
Class I
Sales	78,348,492	$ 278,018,258	103,149,612	$ 411,448,840
Issued to shareholders electing to receive payments of distributions in Fund shares	12,838,619	45,199,497	27,991,737	106,732,653
Redemptions	(89,112,410)	(313,507,162)	(176,382,555)	(701,285,275)
Net increase (decrease)	2,074,701	$ 9,710,593	(45,241,206)	$(183,103,782)
15

Emerging Markets Local Income Portfolio
April 30, 2023
Portfolio of Investments (Unaudited)

Foreign Corporate Bonds — 2.3%
Security	Principal Amount (000's omitted)		Value
Brazil — 0.7%
Simpar Finance S.a.r.l., 10.75%, 2/12/28(1)	BRL	53,195	$ 7,946,350
			$ 7,946,350
Colombia — 0.3%
Patrimonio Autonomo Union del Sur, 6.66%, 2/28/41(2)	COP	18,185,000	$ 3,343,400
			$ 3,343,400
Mexico — 0.0%(3)
Petroleos Mexicanos, 7.19%, 9/12/24(2)	MXN	10,630	$ 549,100
			$ 549,100
Peru — 1.1%
Alicorp SAA, 6.875%, 4/17/27(1)	PEN	25,530	$ 6,509,416
Telefonica del Peru SAA, 7.375%, 4/10/27(2)	PEN	24,500	5,552,708
			$ 12,062,124
Uzbekistan — 0.2%
International Finance Corp., 16.00%, 2/21/25	UZS	27,000,000	$ 2,420,177
			$ 2,420,177
Total Foreign Corporate Bonds (identified cost $23,235,342)			$ 26,321,151

Loan Participation Notes — 1.9%
Security	Principal Amount (000's omitted)		Value
Uzbekistan — 1.9%
Daryo Finance BV (borrower - Uzbek Industrial and Construction Bank ATB), 18.75%, 6/15/23(1)(4)(5)	UZS	159,708,000	$ 13,977,097
Europe Asia Investment Finance BV (borrower - Joint Stock Commercial Bank “Asaka”), 18.70%, 7/26/23(1)(4)(5)	UZS	84,486,000	7,389,660
Total Loan Participation Notes (identified cost $24,451,264)			$ 21,366,757

Sovereign Government Bonds — 79.8%
Security	Principal Amount (000's omitted)		Value
Argentina — 0.1%
Provincia de Cordoba, 6.875%, 12/10/25(1)	USD	1,276	$ 1,062,867
			$ 1,062,867
Armenia — 0.7%
Republic of Armenia, 7.15%, 3/26/25(1)	USD	5,828	$ 5,923,235
Republic of Armenia Treasury Bond, 9.75%, 10/29/52	AMD	781,610	1,747,431
			$ 7,670,666
Azerbaijan — 0.3%
Republic of Azerbaijan, 4.75%, 3/18/24(1)	USD	3,142	$ 3,120,226
			$ 3,120,226
Bahrain — 0.2%
CBB International Sukuk Programme Co. WLL, 6.25%, 11/14/24(1)	USD	2,624	$ 2,643,685
			$ 2,643,685
Benin — 0.0%(3)
Benin Government International Bond, 5.75%, 3/26/26(1)	EUR	316	$ 341,411
			$ 341,411
Bolivia — 0.2%
Bolivian Government International Bond, 5.95%, 8/22/23(1)	USD	2,984	$ 2,718,212
			$ 2,718,212
Bosnia and Herzegovina — 0.1%
Republic of Srpska:
1.50%, 6/30/23	BAM	32	$ 18,275
1.50%, 10/30/23	BAM	88	49,428
1.50%, 12/15/23	BAM	5	2,690
1.50%, 5/31/25	BAM	1,669	929,943
1.50%, 6/9/25	BAM	160	89,382
1.50%, 12/24/25	BAM	174	97,358
1.50%, 9/25/26	BAM	145	81,441
1.50%, 9/26/27	BAM	55	30,345
			$ 1,298,862

16
See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Brazil — 0.4%
Nota do Tesouro Nacional, 10.00%, 1/1/27	BRL	22,375	$ 4,266,208
			$ 4,266,208
Colombia — 0.6%
Republic of Colombia, 4.00%, 2/26/24	USD	3,429	$ 3,372,178
Titulos De Tesoreria B:
6.00%, 4/28/28	COP	18,865,200	3,226,600
10.00%, 7/24/24	COP	3,528,300	743,064
			$ 7,341,842
Czech Republic — 3.3%
Czech Republic Government Bond:
0.95%, 5/15/30(1)	CZK	140,000	$ 5,120,519
2.00%, 10/13/33	CZK	308,750	11,432,767
2.50%, 8/25/28(1)	CZK	509,740	21,374,488
			$ 37,927,774
Dominican Republic — 5.7%
Dominican Republic:
8.00%, 1/15/27(1)	DOP	111,360	$ 1,790,490
8.00%, 2/12/27(1)	DOP	568,540	9,098,036
12.00%, 8/8/25(2)	DOP	836,870	15,274,336
12.75%, 9/23/29(2)	DOP	377,800	7,675,600
13.00%, 1/30/26(1)	DOP	105,090	1,977,399
13.00%, 6/9/34(1)	DOP	312,000	6,607,773
13.625%, 2/3/33(2)	DOP	512,000	11,130,349
Dominican Republic Central Bank Notes:
8.00%, 3/12/27(1)	DOP	36,140	578,041
12.00%, 10/3/25(2)	DOP	221,270	4,038,299
13.00%, 12/5/25(2)	DOP	383,340	7,239,195
			$ 65,409,518
El Salvador — 0.2%
Republic of El Salvador:
5.875%, 1/30/25(1)	USD	543	$ 453,760
6.375%, 1/18/27(1)	USD	2,040	1,286,592
			$ 1,740,352
Honduras — 0.1%
Honduras Government International Bond, 7.50%, 3/15/24(1)	USD	1,109	$ 1,098,465
			$ 1,098,465
Security	Principal Amount (000's omitted)		Value
Hungary — 1.1%
Hungary Government Bond:
2.25%, 4/20/33	HUF	1,715,000	$ 3,231,661
3.00%, 4/25/41	HUF	1,331,520	2,225,089
3.25%, 10/22/31	HUF	2,700,000	5,777,597
4.00%, 4/28/51	HUF	524,540	928,999
			$ 12,163,346
India — 2.1%
India Government Bond, 7.10%, 4/18/29	INR	1,929,150	$ 23,615,177
			$ 23,615,177
Indonesia — 9.7%
Indonesia Government Bond:
6.375%, 4/15/32	IDR	161,300,000	$ 10,881,648
6.50%, 2/15/31	IDR	335,135,000	22,846,521
7.00%, 2/15/33	IDR	61,564,000	4,340,178
7.125%, 6/15/42	IDR	54,928,000	3,820,660
7.125%, 6/15/43	IDR	307,987,000	21,472,068
7.375%, 5/15/48	IDR	19,717,000	1,395,377
7.50%, 8/15/32	IDR	70,753,000	5,103,717
7.50%, 5/15/38	IDR	232,589,000	16,685,684
7.50%, 4/15/40	IDR	45,427,000	3,261,578
8.25%, 6/15/32	IDR	11,609,000	873,231
8.25%, 5/15/36	IDR	242,576,000	18,468,682
8.375%, 4/15/39	IDR	22,764,000	1,759,718
9.50%, 5/15/41	IDR	5,702,000	487,010
			$111,396,072
Ivory Coast — 0.2%
Ivory Coast Government International Bond, 5.125%, 6/15/25(1)	EUR	1,726	$ 1,861,237
			$ 1,861,237
Jordan — 0.4%
Kingdom of Jordan, 4.95%, 7/7/25(1)	USD	4,503	$ 4,346,498
			$ 4,346,498
Malaysia — 5.4%
Malaysia Government Bond:
3.733%, 6/15/28	MYR	7,900	$ 1,786,492
3.757%, 5/22/40	MYR	17,415	3,744,587
3.828%, 7/5/34	MYR	130,100	28,930,080
4.065%, 6/15/50	MYR	25,800	5,580,291
4.254%, 5/31/35	MYR	27,750	6,357,536

17
See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Malaysia (continued)
Malaysia Government Bond: (continued)
4.642%, 11/7/33	MYR	25,940	$ 6,213,040
4.696%, 10/15/42	MYR	36,069	8,801,819
			$ 61,413,845
Mexico — 9.3%
Mexican Bonos:
7.50%, 6/3/27	MXN	148,017	$ 7,792,617
7.75%, 5/29/31	MXN	149,400	7,803,791
7.75%, 11/13/42	MXN	230,000	11,180,165
8.50%, 5/31/29	MXN	178,520	9,780,651
8.50%, 11/18/38	MXN	410,469	21,677,482
10.00%, 11/20/36	MXN	22,074	1,338,866
Mexican Udibonos, 4.00%, 11/30/28	MXN	862,824	46,765,181
			$106,338,753
North Macedonia — 0.6%
North Macedonia Government International Bond:
2.75%, 1/18/25(1)	EUR	913	$ 951,880
3.675%, 6/3/26(1)	EUR	600	613,307
5.625%, 7/26/23(1)	EUR	4,592	5,075,456
			$ 6,640,643
Oman — 0.3%
Oman Government International Bond, 4.875%, 2/1/25(1)	USD	3,173	$ 3,148,320
			$ 3,148,320
Paraguay — 0.2%
Republic of Paraguay, 5.00%, 4/15/26(1)	USD	2,830	$ 2,818,602
			$ 2,818,602
Peru — 3.1%
Peru Government Bond:
5.40%, 8/12/34	PEN	7,309	$ 1,664,365
5.94%, 2/12/29	PEN	4,380	1,118,124
6.15%, 8/12/32	PEN	43,186	10,670,765
6.714%, 2/12/55	PEN	4,100	996,432
6.85%, 2/12/42	PEN	19,284	4,844,719
6.90%, 8/12/37	PEN	8,763	2,228,148
6.95%, 8/12/31	PEN	52,423	13,795,936
			$ 35,318,489
Security	Principal Amount (000's omitted)		Value
Romania — 5.3%
Romania Government International Bond:
2.75%, 2/26/26(1)	EUR	2,755	$ 2,878,026
3.624%, 5/26/30(1)	EUR	2,755	2,606,786
Romanian Government Bond:
2.50%, 10/25/27	RON	70,650	13,096,890
3.25%, 6/24/26	RON	57,650	11,597,135
4.15%, 1/26/28	RON	48,045	9,493,492
4.85%, 4/22/26	RON	32,030	6,778,683
5.80%, 7/26/27	RON	16,020	3,420,021
8.75%, 10/30/28	RON	45,610	10,876,687
			$ 60,747,720
Serbia — 4.0%
Serbia Treasury Bond:
4.50%, 1/11/26	RSD	1,114,580	$ 10,241,242
4.50%, 8/20/32	RSD	3,298,130	26,701,049
5.875%, 2/8/28	RSD	970,810	9,251,037
			$ 46,193,328
Seychelles — 0.1%
Republic of Seychelles, 8.00%, 1/1/26(1)	USD	590	$ 590,090
			$ 590,090
South Africa — 15.6%
Republic of South Africa:
8.00%, 1/31/30	ZAR	253,800	$ 12,432,974
8.25%, 3/31/32	ZAR	147,394	6,873,149
8.50%, 1/31/37	ZAR	369,200	15,897,593
8.75%, 1/31/44	ZAR	408,487	16,972,559
8.75%, 2/28/48	ZAR	231,000	9,513,399
9.00%, 1/31/40	ZAR	334,480	14,528,418
10.50%, 12/21/26	ZAR	831,768	47,783,971
10.50%, 12/21/26	ZAR	951,395	54,656,360
			$178,658,423
Suriname — 0.5%
Republic of Suriname:
9.25%, 10/26/26(1)(6)	USD	7,107	$ 5,102,826
12.875%, 12/30/23(2)(6)	USD	1,055	783,338
			$ 5,886,164
Thailand — 4.4%
Thailand Government Bond:
1.585%, 12/17/35	THB	528,144	$ 13,767,159

18
See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Thailand (continued)
Thailand Government Bond: (continued)
1.60%, 12/17/29	THB	200,000	$ 5,609,879
3.30%, 6/17/38	THB	594,751	18,331,277
3.40%, 6/17/36	THB	205,000	6,441,312
4.875%, 6/22/29	THB	183,489	6,184,924
			$ 50,334,551
Ukraine — 2.9%
Ukraine Government Bond:
9.79%, 5/26/27	UAH	914,377	$ 12,021,690
9.99%, 5/22/24	UAH	589,859	11,123,503
10.00%, 8/23/23	UAH	38,483	853,474
10.95%, 11/1/23	UAH	31,964	666,447
11.67%, 11/22/23	UAH	118,929	2,448,074
12.52%, 5/13/26	UAH	9,710	141,846
15.84%, 2/26/25	UAH	187,932	3,469,130
16.00%, 5/24/23	UAH	98,697	2,451,041
			$ 33,175,205
United Arab Emirates — 0.2%
Sharjah Sukuk, Ltd., 3.764%, 9/17/24(1)	USD	2,747	$ 2,696,862
			$ 2,696,862
Uruguay — 1.3%
Uruguay Government Bond, 3.875%, 7/2/40(7)	UYU	512,617	$ 14,053,897
Uruguay Monetary Regulation Bill, 0.00%, 7/3/24	UYU	38,225	871,345
			$ 14,925,242
Uzbekistan — 0.4%
Republic of Uzbekistan:
4.75%, 2/20/24(1)	USD	3,100	$ 3,061,895
14.00%, 7/19/24(1)	UZS	10,590,000	914,469
14.50%, 11/25/23(1)	UZS	11,470,000	1,009,241
			$ 4,985,605
Vietnam — 0.3%
Vietnam Government International Bond, 4.80%, 11/19/24(1)	USD	3,124	$ 3,062,629
			$ 3,062,629
Zambia — 0.5%
Zambia Government Bond:
11.00%, 1/25/26	ZMW	100,560	$ 4,480,074
Security	Principal Amount (000's omitted)		Value
Zambia (continued)
Zambia Government Bond: (continued)
11.00%, 12/27/26	ZMW	21,670	$ 864,655
			$ 5,344,729
Total Sovereign Government Bonds (identified cost $1,032,290,242)			$912,301,618

Short-Term Investments — 9.7%
Affiliated Fund — 6.9%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.78%(8)	79,394,253	$ 79,394,253
Total Affiliated Fund (identified cost $79,394,253)		$ 79,394,253

U.S. Treasury Obligations — 2.8%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills:
0.00%, 5/2/23(9)	$23,382	$ 23,379,604
0.00%, 5/30/23(9)	8,318	8,290,178
Total U.S. Treasury Obligations (identified cost $31,666,852)		$ 31,669,782
Total Short-Term Investments (identified cost $111,061,105)		$111,064,035

Total Purchased Options — 0.1% (identified cost $1,400,693)	$ 1,654,847
Total Investments — 93.8% (identified cost $1,192,438,646)	$1,072,708,408
Total Written Options — (0.0)%(3) (premiums received $271,199)	$ (179,093)
Other Assets, Less Liabilities — 6.2%	$ 70,963,282
Net Assets — 100.0%	$1,143,492,597

19
See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At April 30, 2023, the aggregate value of these securities is $141,755,846 or 12.4% of the Portfolio's net assets.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2023, the aggregate value of these securities is $55,586,325 or 4.9% of the Portfolio's net assets.
(3)	Amount is less than 0.05% or (0.05)%, as applicable.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 8).
(5)	Limited recourse note whose payments by the issuer are limited to amounts received by the issuer from the borrower pursuant to a loan agreement with the borrower.
(6)	Issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(7)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.
(8)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of April 30, 2023.
(9)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

Purchased Currency Options (OTC) — 0.1%
Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Call BRL vs. Put USD (Digital Option)	Goldman Sachs International	USD	2,960,000	BRL	4.80	6/6/23	$ 468,704
Call BRL vs. Put USD (Digital Option)	Citibank, N.A.	USD	2,070,000	BRL	4.80	9/6/23	477,224
Call MXN vs. Put USD (Digital Option)	JPMorgan Chase Bank, N.A.	USD	190,000	MXN	17.50	7/7/23	33,383
Call USD vs. Put CNH	Barclays Bank PLC	USD	25,800,000	CNH	7.00	1/18/24	245,823
Call USD vs. Put CNH	Goldman Sachs International	USD	45,100,000	CNH	7.00	1/18/24	429,713
Total							$1,654,847
Written Currency Options (OTC) — (0.0)%(1)
Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Call USD vs. Put CNH	Barclays Bank PLC	USD	45,100,000	CNH	7.50	1/18/24	$(113,922)
Call USD vs. Put CNH	Goldman Sachs International	USD	25,800,000	CNH	7.50	1/18/24	(65,171)
Total							$(179,093)
(1)	Amount is less than (0.05)%.
Forward Foreign Currency Exchange Contracts (Centrally Cleared)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
BRL	356,856,897	USD	68,679,024	5/3/23	$ 2,866,927
BRL	91,932,000	USD	17,448,716	5/3/23	982,656
BRL	53,195,005	USD	10,502,469	5/3/23	162,555
BRL	4,368,393	USD	869,401	5/3/23	6,414
USD	1,337,743	BRL	6,800,000	5/3/23	(25,584)
USD	2,648,915	BRL	13,800,000	5/3/23	(117,836)
20
See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	21,909,778	BRL	111,056,283	5/3/23	$ (355,807)
USD	22,070,113	BRL	112,061,000	5/3/23	(396,906)
USD	10,237,664	BRL	53,195,005	5/3/23	(427,360)
USD	41,350,445	BRL	209,440,006	5/3/23	(640,012)
BRL	108,567,728	USD	20,678,583	6/2/23	955,906
BRL	28,500,000	USD	5,620,725	6/2/23	58,521
BRL	37,503,326	USD	7,125,629	6/9/23	338,250
COP	182,882,094,077	USD	37,703,139	6/21/23	796,139
COP	158,000,000	USD	34,404	6/21/23	(1,143)
COP	7,893,340,000	USD	1,690,252	6/21/23	(28,591)
COP	5,060,000,000	USD	1,104,071	6/21/23	(38,869)
EUR	211,851,386	USD	227,823,063	6/21/23	6,269,100
EUR	10,518,605	USD	11,311,613	6/21/23	311,266
EUR	5,389,535	USD	5,913,398	6/21/23	41,946
EUR	3,845,440	USD	4,219,216	6/21/23	29,929
KRW	864,000,000	USD	670,308	6/21/23	(22,657)
KRW	1,202,000,000	USD	925,477	6/21/23	(24,462)
KRW	1,201,000,000	USD	925,270	6/21/23	(25,005)
KRW	1,334,400,000	USD	1,032,626	6/21/23	(32,364)
KRW	2,392,000,000	USD	1,830,292	6/21/23	(37,258)
KRW	10,279,000,000	USD	7,974,645	6/21/23	(269,545)
KRW	14,299,000,000	USD	11,009,478	6/21/23	(291,001)
KRW	14,288,000,000	USD	11,007,704	6/21/23	(297,472)
KRW	15,880,400,000	USD	12,289,048	6/21/23	(385,160)
PEN	85,638,218	USD	22,474,863	6/21/23	559,697
PEN	16,339,415	USD	4,288,110	6/21/23	106,788
USD	1,562,784	COP	7,400,000,000	6/21/23	4,979
USD	656,627	COP	3,170,140,625	6/21/23	(10,733)
USD	991,135	COP	4,785,121,744	6/21/23	(16,201)
USD	1,072,097	COP	5,176,000,000	6/21/23	(17,524)
USD	1,654,854	COP	8,027,000,000	6/21/23	(34,944)
USD	2,498,258	COP	12,118,000,000	6/21/23	(52,753)
USD	2,702,151	COP	13,107,000,000	6/21/23	(57,059)
USD	756,404	EUR	703,376	6/21/23	(20,814)
USD	1,234,917	EUR	1,148,342	6/21/23	(33,982)
USD	1,939,018	EUR	1,803,082	6/21/23	(53,357)
USD	2,863,359	EUR	2,682,077	6/21/23	(100,291)
USD	16,458,000	EUR	15,000,000	6/21/23	(116,744)
USD	5,918,916	EUR	5,503,967	6/21/23	(162,873)
USD	7,117,125	EUR	6,618,174	6/21/23	(195,845)
USD	8,851,370	EUR	8,230,839	6/21/23	(243,567)
USD	10,817,942	EUR	10,133,144	6/21/23	(379,009)
USD	43,338,167	EUR	40,299,918	6/21/23	(1,192,554)
USD	47,468,418	EUR	44,140,615	6/21/23	(1,306,208)
21
See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	51,009,157	EUR	47,433,128	6/21/23	$ (1,403,640)
USD	2,097,996	INR	172,600,000	6/21/23	(8,497)
USD	1,356,877	KRW	1,752,000,000	6/21/23	43,585
USD	1,649,747	KRW	2,150,000,000	6/21/23	38,115
USD	108,758	PEN	416,000	6/21/23	(3,136)
USD	360,325	PEN	1,377,000	6/21/23	(10,054)
USD	1,648,215	PEN	6,276,734	6/21/23	(40,071)
USD	1,628,039	PEN	6,208,200	6/21/23	(41,813)
USD	3,643,449	PEN	13,883,000	6/21/23	(90,734)
USD	3,688,267	PEN	14,070,000	6/21/23	(96,215)
USD	4,271,407	PEN	16,339,415	6/21/23	(123,491)
USD	4,722,368	PEN	18,030,000	6/21/23	(127,256)
USD	5,113,119	PEN	19,527,000	6/21/23	(139,161)
USD	7,899,049	PEN	30,081,157	6/21/23	(192,038)
USD	17,438,139	PEN	66,525,735	6/21/23	(455,636)
CLP	16,058,200,000	USD	19,768,805	6/22/23	(7,654)
CLP	8,707,766,480	USD	10,733,765	6/22/23	(18,025)
USD	1,407,368	CLP	1,153,000,000	6/22/23	(11,509)
BRL	111,056,283	USD	21,651,775	7/5/23	353,386
IDR	53,943,000,000	USD	3,452,668	7/11/23	220,924
IDR	42,270,700,000	USD	2,695,062	7/11/23	183,631
IDR	33,816,000,000	USD	2,157,334	7/11/23	145,582
IDR	33,816,300,000	USD	2,159,736	7/11/23	143,201
USD	2,471,594	IDR	37,653,000,000	7/11/23	(92,627)
USD	3,018,893	IDR	46,020,000,000	7/11/23	(115,132)
USD	5,258,970	IDR	80,173,000,000	7/11/23	(200,921)
KRW	2,054,000,000	USD	1,566,002	7/21/23	(23,346)
IDR	753,419,070,901	USD	49,089,200	7/25/23	2,209,024
IDR	218,580,000,000	USD	14,465,917	7/25/23	416,592
IDR	152,609,745,797	USD	9,986,242	7/25/23	404,534
IDR	117,442,835,000	USD	7,652,016	7/25/23	344,342
IDR	52,000,000,000	USD	3,417,012	7/25/23	123,525
IDR	67,288,000,000	USD	4,516,185	7/25/23	65,269
IDR	22,000,000,000	USD	1,445,922	7/25/23	51,998
IDR	25,776,900,670	USD	1,707,419	7/25/23	47,659
IDR	36,806,234,416	USD	2,478,100	7/25/23	27,934
IDR	13,411,000,000	USD	897,357	7/25/23	15,761
IDR	13,845,000,000	USD	930,231	7/25/23	12,437
USD	652,767	IDR	9,612,510,800	7/25/23	(1,723)
USD	1,884,367	IDR	27,887,800,000	7/25/23	(14,436)
USD	895,768	IDR	13,414,300,000	7/25/23	(17,575)
USD	2,355,899	IDR	34,860,000,000	7/25/23	(17,622)
USD	2,828,119	IDR	41,831,700,000	7/25/23	(20,086)
USD	1,939,205	IDR	29,316,907,070	7/25/23	(56,902)
22
See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	2,314,050	IDR	35,000,000,000	7/25/23	$ (69,004)
USD	3,242,199	IDR	49,000,000,000	7/25/23	(94,076)
USD	3,651,132	IDR	55,497,203,972	7/25/23	(127,519)
USD	4,103,976	IDR	62,442,030,444	7/25/23	(147,530)
USD	8,044,487	IDR	123,466,461,062	7/25/23	(362,003)
USD	7,605,416	IDR	117,442,835,000	7/25/23	(390,942)
USD	18,819,753	IDR	288,844,814,013	7/25/23	(846,893)
IDR	37,264,000,000	USD	2,494,628	7/27/23	42,500
USD	3,433,841	IDR	51,524,792,000	7/27/23	(74,235)
BRL	209,440,006	USD	40,649,808	8/2/23	605,864
BRL	112,061,000	USD	21,689,925	8/2/23	383,946
USD	10,324,516	BRL	53,195,006	8/2/23	(153,881)
BRL	24,041,694	USD	4,482,648	9/11/23	219,063
					$ 6,583,072
Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	2,829,091	USD	3,090,472	Standard Chartered Bank	5/5/23	$ 27,297	$ —
EUR	4,875,000	USD	5,380,894	Standard Chartered Bank	5/5/23	—	(8,454)
CNH	36,673,000	USD	5,465,600	Citibank, N.A.	5/8/23	—	(170,218)
CNH	172,050,000	USD	25,350,083	Standard Chartered Bank	5/8/23	—	(506,998)
CNH	196,980,617	USD	29,026,388	Standard Chartered Bank	5/8/23	—	(583,458)
CNH	308,250,000	USD	45,417,978	Standard Chartered Bank	5/8/23	—	(908,353)
CNH	352,921,267	USD	52,005,268	Standard Chartered Bank	5/8/23	—	(1,045,355)
MYR	32,850,000	USD	7,789,898	Barclays Bank PLC	5/8/23	—	(407,046)
USD	4,885,873	CNH	33,500,000	Citibank, N.A.	5/8/23	48,655	—
USD	26,967,065	CNH	183,005,516	Standard Chartered Bank	5/8/23	542,063	—
USD	23,558,412	CNH	159,890,000	Standard Chartered Bank	5/8/23	471,165	—
USD	16,218,394	CNH	110,062,235	Standard Chartered Bank	5/8/23	326,005	—
USD	14,166,873	CNH	96,150,000	Standard Chartered Bank	5/8/23	283,336	—
USD	3,894,086	CNH	26,426,280	Standard Chartered Bank	5/8/23	78,275	—
USD	3,400,639	CNH	23,080,000	Standard Chartered Bank	5/8/23	68,012	—
USD	7,369,106	MYR	32,850,000	Barclays Bank PLC	5/8/23	—	(13,746)
MYR	16,300,000	USD	3,685,281	Goldman Sachs International	5/10/23	—	(18,322)
MYR	18,800,000	USD	4,250,989	Goldman Sachs International	5/10/23	—	(21,613)
MYR	104,400,000	USD	24,599,435	Goldman Sachs International	5/10/23	—	(1,112,899)
USD	4,217,005	MYR	18,500,000	Goldman Sachs International	5/10/23	55,119	—
MYR	16,100,000	USD	3,657,345	Barclays Bank PLC	5/15/23	—	(34,383)
MYR	39,274,000	USD	8,979,172	Barclays Bank PLC	5/15/23	—	(141,395)
MYR	6,300,000	USD	1,434,263	Goldman Sachs International	5/15/23	—	(16,582)
MYR	43,212,000	USD	9,870,260	Goldman Sachs International	5/15/23	—	(146,321)
23
See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	4,241,752	MYR	18,553,000	Barclays Bank PLC	5/15/23	$ 66,795	$ —
USD	4,662,860	MYR	20,414,000	Goldman Sachs International	5/15/23	69,124	—
USD	304,659	ZMW	5,986,547	Standard Chartered Bank	5/17/23	—	(31,891)
TRY	105,000,000	USD	5,092,901	Standard Chartered Bank	5/18/23	98,711	—
EGP	166,000,000	USD	5,150,481	Citibank, N.A.	5/22/23	—	(177,539)
USD	986,920	EGP	33,200,000	Citibank, N.A.	5/22/23	—	(7,668)
USD	3,858,222	EGP	132,800,000	Goldman Sachs International	5/22/23	—	(120,131)
CNH	22,000,000	USD	3,192,769	Standard Chartered Bank	5/30/23	—	(10,543)
UZS	7,679,942,541	USD	653,612	ICBC Standard Bank plc	6/2/23	12,378	—
MYR	32,850,000	USD	7,387,667	Barclays Bank PLC	6/8/23	14,594	—
USD	7,100,213	BRL	37,503,326	Goldman Sachs International	6/9/23	—	(363,666)
CZK	920,001,511	USD	41,122,716	Citibank, N.A.	6/21/23	276,056	—
CZK	50,000,000	USD	2,352,592	Citibank, N.A.	6/21/23	—	(1,817)
CZK	477,724,994	USD	21,353,605	Standard Chartered Bank	6/21/23	204,932	—
CZK	477,724,995	USD	21,353,605	UBS AG	6/21/23	204,673	—
EUR	1,014,666	USD	1,100,659	Barclays Bank PLC	6/21/23	—	(28,952)
EUR	3,053,868	USD	3,330,703	BNP Paribas	6/21/23	—	(75,949)
EUR	1,972,450	USD	2,162,497	Citibank, N.A.	6/21/23	—	(22,453)
EUR	20,342,842	USD	21,456,611	Citibank, N.A.	6/21/23	—	(145,289)
EUR	3,164,668	USD	3,432,082	Goldman Sachs International	6/21/23	1,948	—
EUR	3,013,717	USD	3,214,279	Goldman Sachs International	6/21/23	—	(20,302)
EUR	42,148,984	USD	44,821,226	Goldman Sachs International	6/21/23	—	(238,028)
EUR	4,027,131	USD	4,284,264	Goldman Sachs International	6/21/23	—	(307,413)
EUR	4,016,743	USD	4,314,582	JPMorgan Chase Bank, N.A.	6/21/23	—	(318,892)
EUR	10,128,092	USD	10,682,605	Standard Chartered Bank	6/21/23	—	(103,700)
EUR	849,891	USD	932,374	UBS AG	6/21/23	—	(6,726)
EUR	1,341,290	USD	1,471,463	UBS AG	6/21/23	—	(11,401)
EUR	1,339,793	USD	1,469,821	UBS AG	6/21/23	—	(13,337)
EUR	10,128,211	USD	10,682,730	UBS AG	6/21/23	—	(103,569)
HUF	6,260,354,334	USD	17,393,775	Goldman Sachs International	6/21/23	1,177,062	—
HUF	1,100,000,000	USD	2,987,425	Goldman Sachs International	6/21/23	183,242	—
HUF	6,260,354,335	USD	17,240,247	JPMorgan Chase Bank, N.A.	6/21/23	1,221,014	—
HUF	1,067,577,399	USD	3,098,375	UBS AG	6/21/23	27,734	—
HUF	1,081,987,774	USD	3,140,197	UBS AG	6/21/23	24,032	—
MXN	48,000,000	USD	2,523,534	Bank of America, N.A.	6/21/23	119,438	—
MXN	57,223,555	USD	3,097,930	Goldman Sachs International	6/21/23	52,908	—
MXN	31,100,000	USD	1,705,400	Goldman Sachs International	6/21/23	7,026	—
MXN	41,800,000	USD	2,301,714	Goldman Sachs International	6/21/23	—	(126)
MXN	2,039,732,380	USD	111,101,079	UBS AG	6/21/23	1,210,504	—
MYR	88,709,400	USD	19,668,400	Barclays Bank PLC	6/21/23	340,487	—
MYR	13,337,429	USD	2,960,584	Barclays Bank PLC	6/21/23	47,746	—
MYR	141,660,440	USD	31,492,695	Credit Agricole CIB	6/21/23	459,587	—
MYR	14,000,000	USD	3,174,603	Goldman Sachs International	6/21/23	—	(16,827)
PLN	152,159,892	USD	34,637,686	Citibank, N.A.	6/21/23	1,005,798	—
PLN	147,660,028	USD	33,613,337	Citibank, N.A.	6/21/23	996,935	—
24
See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
PLN	8,182,125	USD	1,862,579	Citibank, N.A.	6/21/23	$ 54,085	$ —
PLN	7,940,152	USD	1,807,497	Citibank, N.A.	6/21/23	53,608	—
PLN	3,298,778	USD	750,934	Citibank, N.A.	6/21/23	21,805	—
PLN	3,201,222	USD	728,726	Citibank, N.A.	6/21/23	21,613	—
PLN	9,700,000	USD	2,330,106	Citibank, N.A.	6/21/23	5,631	—
RON	202,671,000	USD	43,992,446	Goldman Sachs International	6/21/23	230,181	—
THB	1,696,682,124	USD	49,108,414	Standard Chartered Bank	6/21/23	818,067	—
THB	1,276,270,000	USD	36,741,468	Standard Chartered Bank	6/21/23	813,988	—
THB	83,500,000	USD	2,420,660	Standard Chartered Bank	6/21/23	36,407	—
USD	2,169,594	EUR	1,970,744	UBS AG	6/21/23	—	(8,044)
USD	141,871	MXN	2,749,000	Bank of America, N.A.	6/21/23	—	(9,494)
USD	2,229,226	MXN	41,000,000	Citibank, N.A.	6/21/23	—	(28,313)
USD	202,031	MXN	3,737,000	Standard Chartered Bank	6/21/23	—	(3,736)
USD	6,206,291	MXN	114,799,000	Standard Chartered Bank	6/21/23	—	(114,763)
USD	2,813,803	MXN	54,380,000	Standard Chartered Bank	6/21/23	—	(180,464)
USD	10,573,925	MXN	195,588,000	Standard Chartered Bank	6/21/23	—	(195,526)
USD	3,206,526	MXN	61,864,000	Standard Chartered Bank	6/21/23	—	(199,825)
USD	3,487,220	MXN	67,237,000	Standard Chartered Bank	6/21/23	—	(214,978)
USD	210,940	MXN	3,894,654	UBS AG	6/21/23	—	(3,507)
USD	754,933	MXN	13,860,000	UBS AG	6/21/23	—	(8,225)
USD	6,481,295	MXN	119,666,100	UBS AG	6/21/23	—	(107,750)
USD	11,042,505	MXN	203,881,090	UBS AG	6/21/23	—	(183,579)
USD	23,195,829	MXN	425,858,000	UBS AG	6/21/23	—	(252,731)
USD	39,519,863	MXN	725,555,000	UBS AG	6/21/23	—	(430,589)
USD	1,236,822	MYR	5,571,882	Barclays Bank PLC	6/21/23	—	(19,946)
USD	8,216,706	MYR	37,059,400	Barclays Bank PLC	6/21/23	—	(142,243)
USD	13,156,449	MYR	59,180,340	Credit Agricole CIB	6/21/23	—	(191,998)
USD	7,315,958	MYR	32,000,000	Goldman Sachs International	6/21/23	98,184	—
USD	3,141,242	MYR	13,951,825	Goldman Sachs International	6/21/23	—	(5,668)
USD	6,284,184	THB	215,000,000	Standard Chartered Bank	6/21/23	—	(42,395)
USD	22,524,900	THB	778,241,524	Standard Chartered Bank	6/21/23	—	(375,595)
USD	3,273,044	UYU	127,976,000	Citibank, N.A.	6/21/23	3,106	—
USD	11,629,890	ZAR	212,459,741	Goldman Sachs International	6/21/23	67,100	—
USD	2,375,874	ZAR	42,707,293	Goldman Sachs International	6/21/23	51,596	—
USD	2,375,215	ZAR	42,707,293	Goldman Sachs International	6/21/23	50,937	—
USD	2,373,652	ZAR	42,707,292	Goldman Sachs International	6/21/23	49,374	—
USD	2,382,590	ZAR	42,878,122	Goldman Sachs International	6/21/23	49,015	—
USD	5,782,043	ZAR	106,229,871	Goldman Sachs International	6/21/23	648	—
USD	1,693,554	ZAR	31,380,685	Goldman Sachs International	6/21/23	—	(14,291)
USD	1,697,702	ZAR	31,473,666	Goldman Sachs International	6/21/23	—	(15,203)
USD	1,696,575	ZAR	31,473,667	Goldman Sachs International	6/21/23	—	(16,330)
USD	1,695,388	ZAR	31,473,666	Goldman Sachs International	6/21/23	—	(17,517)
USD	12,387,024	ZAR	229,525,161	Goldman Sachs International	6/21/23	—	(104,525)
USD	12,417,362	ZAR	230,205,251	Goldman Sachs International	6/21/23	—	(111,200)
USD	12,409,118	ZAR	230,205,251	Goldman Sachs International	6/21/23	—	(119,443)
25
See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	12,400,441	ZAR	230,205,251	Goldman Sachs International	6/21/23	$ —	$ (128,121)
USD	16,786,480	ZAR	310,801,684	Goldman Sachs International	6/21/23	—	(128,416)
USD	11,590,414	ZAR	216,782,797	Goldman Sachs International	6/21/23	—	(207,652)
USD	49,697,052	ZAR	920,140,913	Goldman Sachs International	6/21/23	—	(380,182)
USD	10,170,982	ZAR	185,000,000	UBS AG	6/21/23	102,646	—
USD	5,781,453	ZAR	106,229,870	UBS AG	6/21/23	58	—
USD	11,142,844	ZAR	207,897,721	UBS AG	6/21/23	—	(171,665)
ZAR	116,000,000	USD	6,244,269	Citibank, N.A.	6/21/23	68,850	—
ZAR	29,000,000	USD	1,584,216	Citibank, N.A.	6/21/23	—	(5,936)
ZAR	666,759,139	USD	36,011,836	Goldman Sachs International	6/21/23	275,490	—
ZAR	166,939,420	USD	8,992,507	Goldman Sachs International	6/21/23	92,910	—
ZAR	166,939,419	USD	8,998,800	Goldman Sachs International	6/21/23	86,618	—
ZAR	166,939,420	USD	9,004,778	Goldman Sachs International	6/21/23	80,639	—
ZAR	165,940,878	USD	8,955,505	Goldman Sachs International	6/21/23	75,569	—
ZAR	80,000,000	USD	4,328,131	UBS AG	6/21/23	25,745	—
USD	370,084	UYU	14,474,000	Citibank, N.A.	6/22/23	314	—
UZS	13,021,113,284	USD	1,107,238	ICBC Standard Bank plc	7/13/23	9,573	—
UZS	17,164,000,000	USD	1,400,000	ICBC Standard Bank plc	8/1/23	66,109	—
UZS	13,021,113,284	USD	1,099,060	ICBC Standard Bank plc	8/1/23	13,173	—
UZS	6,486,772,753	USD	547,867	ICBC Standard Bank plc	8/15/23	4,244	—
USD	4,485,391	BRL	24,041,694	Citibank, N.A.	9/11/23	—	(216,319)
USD	50,101,384	ZAR	919,861,407	UBS AG	9/18/23	474,911	—
USD	16,923,054	ZAR	310,707,272	UBS AG	9/18/23	160,414	—
ZAR	666,759,136	USD	36,315,857	UBS AG	9/18/23	—	(344,238)
UZS	6,864,495,463	USD	573,715	ICBC Standard Bank plc	10/13/23	1,907	—
UZS	8,143,221,557	USD	648,862	JPMorgan Chase Bank, N.A.	10/24/23	32,109	—
UZS	2,692,778,443	USD	216,810	JPMorgan Chase Bank, N.A.	11/7/23	5,179	—
HUF	2,149,534,827	USD	6,071,712	Barclays Bank PLC	1/30/24	334,216	—
						$14,058,670	$(11,961,769)
Non-Deliverable Bond Forward Contracts*
Settlement Date	Notional Amount (000's omitted)		Reference Entity	Counterparty	Aggregate Cost	Unrealized Appreciation (Depreciation)
5/10/23	COP	18,000,000	Republic of Colombia, 6.00%, 4/28/28	Goldman Sachs International	$ 3,831,418	$ (60,567)
5/10/23	COP	4,122,000	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	877,395	(8,291)
5/15/23	COP	36,489,600	Republic of Colombia, 6.25%, 11/26/25	Bank of America, N.A.	7,767,050	(69,639)
5/16/23	COP	7,756,000	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	1,650,915	(14,951)
5/22/23	COP	6,183,000	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	1,316,092	(7,145)
26
See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Non-Deliverable Bond Forward Contracts* (continued)
Settlement Date	Notional Amount (000's omitted)		Reference Entity	Counterparty	Aggregate Cost	Unrealized Appreciation (Depreciation)
5/23/23	COP	27,573,800	Republic of Colombia, 6.25%, 11/26/25	Bank of America, N.A.	$ 5,869,263	$ (50,658)
5/24/23	COP	5,496,000	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	1,169,859	(7,495)
6/12/23	COP	6,183,000	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	1,316,092	(14,335)
6/12/23	COP	18,000,000	Republic of Colombia, 7.25%, 11/25/25	Goldman Sachs International	3,831,418	(14,483)
6/23/23	COP	28,233,600	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	6,009,706	(68,847)
6/26/23	COP	47,238,100	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	10,054,938	(139,160)
6/29/23	COP	14,598,340	Republic of Colombia, 5.75%, 11/3/27	Bank of America, N.A.	3,107,352	(90,324)
6/29/23	COP	67,000,000	Republic of Colombia, 6.00%, 4/28/28	Bank of America, N.A.	14,261,388	(480,495)
6/29/23	COP	56,900,000	Republic of Colombia, 6.00%, 4/28/28	Bank of America, N.A.	12,111,537	(335,114)
6/29/23	COP	24,000,000	Republic of Colombia, 7.50%, 8/26/26	Bank of America, N.A.	5,108,557	(106,575)
6/29/23	COP	73,500,000	Republic of Colombia, 10.00%, 7/24/24	Bank of America, N.A.	15,644,955	(143,574)
6/30/23	COP	48,000,000	Republic of Colombia, 7.50%, 8/26/26	Bank of America, N.A.	10,217,114	(89,124)
						$(1,700,777)
*	Represents a short-term forward contract to purchase the reference entity denominated in a non-deliverable foreign currency.
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
Euro-Bobl	(23)	Short	6/8/23	$(2,989,798)	$ (76,789)
Euro-Bund	(15)	Short	6/8/23	(2,240,604)	(79,035)
U.S. 5-Year Treasury Note	(18)	Short	6/30/23	(1,975,359)	(44,572)
					$(200,396)
27
See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
BRL	195,900	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	13.66% (pays upon termination)	1/2/24	$ 92,019	$ —	$ 92,019
BRL	716,538	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	13.69% (pays upon termination)	1/2/24	375,321	—	375,321
BRL	27,758	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	14.07% (pays upon termination)	1/2/24	37,101	—	37,101
BRL	72,000	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	6.36% (pays upon termination)	1/2/25	2,484,602	—	2,484,602
BRL	57,316	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	11.48% (pays upon termination)	1/2/25	(230,532)	—	(230,532)
BRL	57,254	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	11.49% (pays upon termination)	1/2/25	(227,835)	—	(227,835)
BRL	37,730	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	11.51% (pays upon termination)	1/2/25	(146,915)	—	(146,915)
BRL	19,090	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	13.17% (pays upon termination)	1/2/29	281,794	—	281,794
BRL	15,200	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	13.07% (pays upon termination)	1/2/31	242,316	—	242,316
CLP	5,000,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	3.68% (pays semi-annually)	2/11/24	(416,429)	—	(416,429)
CLP	1,140,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	3.49% (pays semi-annually)	4/26/24	(86,901)	—	(86,901)
CLP	2,650,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	1.38% (pays semi-annually)	6/17/25	(523,189)	—	(523,189)
CLP	3,700,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	1.33% (pays semi-annually)	9/11/25	(653,891)	—	(653,891)
CLP	5,200,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	1.48% (pays semi-annually)	12/23/25	(1,081,129)	—	(1,081,129)
CLP	2,500,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	1.59% (pays semi-annually)	1/27/26	(486,212)	—	(486,212)
CLP	2,500,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	1.92% (pays semi-annually)	2/23/26	(439,749)	—	(439,749)
CLP	584,900	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	2.87% (pays semi-annually)	5/31/26	(100,912)	—	(100,912)
CLP	416,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.57% (pays semi-annually)	12/21/27	15,742	—	15,742
28
See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
CLP	4,504,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.58% (pays semi-annually)	12/21/27	$ 168,956	$ —	$ 168,956
CLP	3,112,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.58% (pays semi-annually)	12/21/27	116,057	—	116,057
CLP	3,089,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.62% (pays semi-annually)	12/21/27	108,427	—	108,427
CLP	3,089,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.64% (pays semi-annually)	12/21/27	105,041	—	105,041
CLP	3,089,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.67% (pays semi-annually)	12/21/27	99,963	—	99,963
CLP	2,731,600	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.68% (pays semi-annually)	12/21/27	86,900	—	86,900
CLP	1,674,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.69% (pays semi-annually)	12/21/27	52,796	—	52,796
CLP	2,327,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.72% (pays semi-annually)	12/21/27	68,927	—	68,927
CLP	2,662,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.74% (pays semi-annually)	12/21/27	76,662	—	76,662
CLP	794,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	4.02% (pays semi-annually)	3/18/29	(83,804)	—	(83,804)
CLP	3,362,600	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	4.08% (pays semi-annually)	7/1/31	(425,971)	—	(425,971)
CLP	1,759,504	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	4.18% (pays semi-annually)	7/2/31	(207,730)	—	(207,730)
CLP	4,871,900	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	4.22% (pays semi-annually)	7/12/31	(547,591)	—	(547,591)
CLP	466,400	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	6.20% (pays semi-annually)	4/8/32	39,253	—	39,253
CLP	1,432,670	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	6.35% (pays semi-annually)	4/11/32	140,162	—	140,162
CLP	274,770	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	6.40% (pays semi-annually)	4/20/32	28,629	—	28,629
CNY	507,400	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.40% (pays quarterly)	12/21/27	(923,487)	—	(923,487)
CNY	92,600	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.40% (pays quarterly)	12/21/27	(165,588)	—	(165,588)
29
See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
CNY	215,650	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.47% (pays quarterly)	12/21/27	$ (299,797)	$ —	$ (299,797)
CNY	74,572	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.85% (pays quarterly)	3/15/28	76,718	—	76,718
CNY	22,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.82% (pays quarterly)	6/21/28	10,926	—	10,926
CNY	41,300	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.87% (pays quarterly)	6/21/28	34,250	—	34,250
CNY	21,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.89% (pays quarterly)	6/21/28	20,597	—	20,597
CNY	21,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.89% (pays quarterly)	6/21/28	20,527	—	20,527
CNY	26,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.90% (pays quarterly)	6/21/28	26,528	—	26,528
COP	6,031,600	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.76% (pays quarterly)	11/26/25	197,477	—	197,477
COP	12,063,100	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.00% (pays quarterly)	11/26/25	380,155	—	380,155
COP	11,354,500	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.05% (pays quarterly)	11/26/25	354,772	—	354,772
COP	12,992,300	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.16% (pays quarterly)	11/26/25	398,813	—	398,813
COP	12,063,100	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.20% (pays quarterly)	11/26/25	367,824	—	367,824
COP	12,063,100	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.28% (pays quarterly)	11/26/25	362,892	—	362,892
COP	6,488,700	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.34% (pays quarterly)	11/26/25	193,082	—	193,082
COP	12,079,200	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.55% (pays quarterly)	11/26/25	347,017	—	347,017
COP	5,979,100	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.73% (pays quarterly)	11/26/25	166,117	—	166,117
COP	25,137,100	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.78% (pays quarterly)	11/26/25	691,958	—	691,958
COP	20,568,100	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	5.68% (pays quarterly)	11/26/25	(471,577)	—	(471,577)
30
See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
COP	5,427,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	8.60% (pays quarterly)	11/26/25	$ 43,521	$ —	$ 43,521
COP	10,304,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	8.75% (pays quarterly)	11/26/25	74,573	—	74,573
COP	5,427,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	8.85% (pays quarterly)	11/26/25	36,503	—	36,503
COP	5,496,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	9.23% (pays quarterly)	11/26/25	26,209	—	26,209
COP	3,792,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	9.42% (pays quarterly)	11/26/25	14,556	—	14,556
COP	9,065,738	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	10.00% (pays quarterly)	11/26/25	7,602	—	7,602
COP	3,383,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	10.17% (pays quarterly)	11/26/25	(132)	(50)	(182)
COP	6,495,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	10.28% (pays quarterly)	11/26/25	(3,782)	—	(3,782)
COP	31,412,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	11.93% (pays quarterly)	12/21/27	(652,428)	—	(652,428)
COP	14,843,900	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	10.07% (pays quarterly)	3/15/28	(92,345)	—	(92,345)
COP	7,441,800	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.82% (pays quarterly)	3/26/28	279,409	—	279,409
COP	5,315,600	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.83% (pays quarterly)	3/26/28	199,134	—	199,134
COP	11,900,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	9.07% (pays quarterly)	6/21/28	1,595	—	1,595
COP	5,908,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	9.58% (pays quarterly)	3/15/33	(38,322)	—	(38,322)
COP	9,278,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	9.61% (pays quarterly)	3/15/33	(64,048)	—	(64,048)
COP	5,766,100	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	9.67% (pays quarterly)	3/15/33	(44,610)	—	(44,610)
CZK	200,800	Pays	6-month CZK PRIBOR (pays semi-annually)	1.40% (pays annually)	3/6/25	(850,961)	—	(850,961)
CZK	258,400	Receives	6-month CZK PRIBOR (pays semi-annually)	1.37% (pays annually)	3/17/25	1,091,358	—	1,091,358
CZK	300,000	Pays	6-month CZK PRIBOR (pays semi-annually)	1.46% (pays annually)	3/15/26	(1,555,387)	—	(1,555,387)
31
See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
CZK	147,500	Pays	6-month CZK PRIBOR (pays semi-annually)	1.74% (pays annually)	5/6/26	$ (805,025)	$ —	$ (805,025)
CZK	110,000	Pays	6-month CZK PRIBOR (pays semi-annually)	5.39% (pays annually)	3/15/28	122,799	—	122,799
CZK	53,900	Pays	6-month CZK PRIBOR (pays semi-annually)	4.61% (pays annually)	6/21/28	(3,296)	—	(3,296)
HUF	480,000	Pays	6-month HUF BUBOR (pays semi-annually)	0.79% (pays annually)	8/6/24	(241,661)	—	(241,661)
HUF	3,500,000	Pays	6-month HUF BUBOR (pays semi-annually)	0.71% (pays annually)	11/22/24	(2,319,299)	—	(2,319,299)
HUF	6,619,000	Receives	6-month HUF BUBOR (pays semi-annually)	1.30% (pays annually)	3/16/25	3,699,079	—	3,699,079
HUF	1,000,000	Pays	6-month HUF BUBOR (pays semi-annually)	1.20% (pays annually)	11/4/25	(802,685)	—	(802,685)
HUF	2,000,000	Pays	6-month HUF BUBOR (pays semi-annually)	1.06% (pays annually)	12/22/25	(1,514,906)	—	(1,514,906)
KRW	3,414,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.36% (pays quarterly)	1/12/26	5,868	—	5,868
KRW	3,676,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.39% (pays quarterly)	1/12/26	8,550	—	8,550
KRW	5,357,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.39% (pays quarterly)	1/12/26	12,673	—	12,673
KRW	3,098,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.24% (pays quarterly)	1/17/26	(1,270)	—	(1,270)
KRW	6,720,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.40% (pays quarterly)	3/15/26	18,910	—	18,910
KRW	1,198,400	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	4.03% (pays quarterly)	12/21/27	34,718	—	34,718
KRW	1,263,900	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	4.04% (pays quarterly)	12/21/27	37,209	—	37,209
KRW	1,923,400	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	4.05% (pays quarterly)	12/21/27	57,269	—	57,269
KRW	211,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	4.08% (pays quarterly)	12/21/27	6,495	—	6,495
KRW	3,303,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.57% (pays quarterly)	6/21/28	51,261	—	51,261
KRW	3,303,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.60% (pays quarterly)	6/21/28	55,291	—	55,291
KRW	3,417,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.61% (pays quarterly)	6/21/28	57,795	—	57,795
32
See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
KRW	11,700,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.07% (pays quarterly)	11/24/31	$ (728,989)	$ —	$ (728,989)
MXN	350,500	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.98% (pays monthly)	11/29/23	(305,727)	(1,380)	(307,107)
MXN	185,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.13% (pays monthly)	2/2/24	(257,090)	—	(257,090)
MXN	600,760	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	6.76% (pays monthly)	3/7/24	1,386,441	—	1,386,441
MXN	166,961	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	6.79% (pays monthly)	3/7/24	382,826	—	382,826
MXN	408,300	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	7.35% (pays monthly)	3/14/24	817,287	—	817,287
MXN	67,771	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.08% (pays monthly)	6/27/24	(220,243)	—	(220,243)
MXN	224,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.19% (pays monthly)	6/27/24	(567,116)	—	(567,116)
MXN	130,204	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	6.66% (pays monthly)	11/7/24	401,507	—	401,507
MXN	391,500	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	4.65% (pays monthly)	2/6/25	(2,073,682)	—	(2,073,682)
MXN	144,000	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	7.40% (pays monthly)	3/11/25	387,685	—	387,685
MXN	222,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	4.71% (pays monthly)	12/12/25	(1,395,478)	—	(1,395,478)
MXN	111,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.07% (pays monthly)	4/28/26	(519,095)	—	(519,095)
MXN	165,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.11% (pays monthly)	6/8/26	(750,648)	—	(750,648)
MXN	130,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.21% (pays monthly)	6/29/26	(582,028)	—	(582,028)
MXN	160,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.54% (pays monthly)	9/4/26	(629,897)	—	(629,897)
MXN	270,500	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	9.19% (pays monthly)	2/18/28	377,082	—	377,082
MXN	43,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.71% (pays monthly)	4/17/28	18,047	—	18,047
33
See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
MXN	131,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.73% (pays monthly)	4/17/28	$ 60,866	$ —	$ 60,866
MXN	57,700	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.56% (pays monthly)	4/18/28	4,774	—	4,774
PLN	25,000	Pays	6-month PLN WIBOR (pays semi-annually)	2.43% (pays annually)	6/8/23	(77,644)	—	(77,644)
PLN	20,000	Pays	6-month PLN WIBOR (pays semi-annually)	2.04% (pays annually)	1/31/24	(223,408)	—	(223,408)
PLN	16,000	Pays	6-month PLN WIBOR (pays semi-annually)	2.01% (pays annually)	2/11/24	(181,029)	—	(181,029)
PLN	13,000	Pays	6-month PLN WIBOR (pays semi-annually)	2.05% (pays annually)	2/28/24	(144,973)	—	(144,973)
PLN	15,522	Pays	6-month PLN WIBOR (pays semi-annually)	2.01% (pays annually)	3/13/24	(174,636)	—	(174,636)
PLN	18,000	Pays	6-month PLN WIBOR (pays semi-annually)	2.00% (pays annually)	5/30/24	(270,157)	—	(270,157)
PLN	37,000	Pays	6-month PLN WIBOR (pays semi-annually)	1.79% (pays annually)	7/5/24	(564,285)	—	(564,285)
PLN	27,850	Pays	6-month PLN WIBOR (pays semi-annually)	1.77% (pays annually)	8/6/24	(414,903)	—	(414,903)
PLN	12,200	Pays	6-month PLN WIBOR (pays semi-annually)	1.66% (pays annually)	10/2/24	(182,886)	—	(182,886)
PLN	11,400	Pays	6-month PLN WIBOR (pays semi-annually)	2.44% (pays annually)	10/28/24	(128,651)	—	(128,651)
PLN	50,000	Pays	6-month PLN WIBOR (pays semi-annually)	1.97% (pays annually)	1/20/25	(1,019,529)	—	(1,019,529)
PLN	37,000	Receives	6-month PLN WIBOR (pays semi-annually)	1.44% (pays annually)	3/17/25	813,493	—	813,493
PLN	10,800	Pays	6-month PLN WIBOR (pays semi-annually)	0.48% (pays annually)	8/7/25	(333,758)	—	(333,758)
PLN	11,000	Pays	6-month PLN WIBOR (pays semi-annually)	0.69% (pays annually)	8/26/25	(322,239)	—	(322,239)
PLN	42,000	Pays	6-month PLN WIBOR (pays semi-annually)	0.64% (pays annually)	1/25/26	(1,470,660)	—	(1,470,660)
PLN	48,000	Receives	6-month PLN WIBOR (pays semi-annually)	1.69% (pays annually)	9/20/26	1,371,737	—	1,371,737
PLN	102,370	Receives	6-month PLN WIBOR (pays semi-annually)	2.19% (pays annually)	10/8/26	2,464,415	—	2,464,415
PLN	13,250	Pays	6-month PLN WIBOR (pays semi-annually)	3.87% (pays annually)	3/3/27	(202,456)	—	(202,456)
PLN	99,138	Pays	6-month PLN WIBOR (pays semi-annually)	3.91% (pays annually)	3/3/27	(1,481,301)	—	(1,481,301)
PLN	21,250	Receives	6-month PLN WIBOR (pays semi-annually)	5.56% (pays annually)	12/21/27	21,888	—	21,888
PLN	24,350	Receives	6-month PLN WIBOR (pays semi-annually)	6.02% (pays annually)	12/21/27	(92,526)	—	(92,526)
PLN	75,000	Pays	6-month PLN WIBOR (pays semi-annually)	2.84% (pays annually)	1/10/28	(2,170,857)	—	(2,170,857)
PLN	20,000	Pays	6-month PLN WIBOR (pays semi-annually)	5.29% (pays semi-annually)	3/15/28	(51,579)	—	(51,579)
34
See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
PLN	23,000	Receives	6-month PLN WIBOR (pays semi-annually)	0.93% (pays annually)	5/8/30	$ 1,562,858	$ —	$ 1,562,858
PLN	18,500	Receives	6-month PLN WIBOR (pays semi-annually)	2.02% (pays annually)	5/26/31	1,023,065	—	1,023,065
PLN	26,700	Pays	6-month PLN WIBOR (pays semi-annually)	1.74% (pays annually)	7/2/31	(1,580,081)	—	(1,580,081)
PLN	20,500	Pays	6-month PLN WIBOR (pays semi-annually)	5.19% (pays annually)	9/21/32	35,728	—	35,728
PLN	14,240	Receives	6-month PLN WIBOR (pays semi-annually)	5.53% (pays annually)	12/21/32	(16,129)	—	(16,129)
PLN	16,260	Receives	6-month PLN WIBOR (pays semi-annually)	5.85% (pays annually)	12/21/32	(115,477)	—	(115,477)
THB	175,000	Pays	6-month THB Fixing Rate (pays semi-annually)	1.29% (pays semi-annually)	11/25/24	(66,671)	—	(66,671)
THB	233,000	Receives	6-month THB Fixing Rate (pays semi-annually)	1.02% (pays semi-annually)	3/17/25	117,357	—	117,357
THB	291,000	Pays	6-month THB Fixing Rate (pays semi-annually)	0.90% (pays semi-annually)	2/23/26	(283,083)	—	(283,083)
THB	120,000	Pays	6-month THB Fixing Rate (pays semi-annually)	1.30% (pays semi-annually)	11/18/26	(108,501)	—	(108,501)
THB	155,000	Pays	Thai Overnight Repurchase Rate (pays quarterly)	2.45% (pays quarterly)	6/15/27	67,610	—	67,610
THB	93,000	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.96% (pays quarterly)	8/19/27	(16,846)	—	(16,846)
THB	219,000	Pays	Thai Overnight Repurchase Rate (pays quarterly)	2.02% (pays quarterly)	9/21/27	(28,392)	—	(28,392)
THB	93,000	Pays	Thai Overnight Repurchase Rate (pays quarterly)	2.04% (pays quarterly)	9/21/27	(10,481)	—	(10,481)
THB	204,600	Pays	6-month THB Fixing Rate (pays semi-annually)	1.72% (pays semi-annually)	10/29/31	(369,831)	—	(369,831)
THB	200,000	Pays	6-month THB Fixing Rate (pays semi-annually)	1.69% (pays semi-annually)	11/4/31	(368,526)	—	(368,526)
ZAR	55,027	Pays	3-month ZAR JIBAR (pays quarterly)	6.64% (pays quarterly)	2/14/25	(84,836)	—	(84,836)
ZAR	244,000	Receives	3-month ZAR JIBAR (pays quarterly)	7.04% (pays quarterly)	3/12/25	279,740	—	279,740
ZAR	65,700	Receives	3-month ZAR JIBAR (pays quarterly)	6.91% (pays quarterly)	3/13/25	84,322	—	84,322
ZAR	43,340	Pays	3-month ZAR JIBAR (pays quarterly)	5.41% (pays quarterly)	6/11/25	(135,122)	—	(135,122)
ZAR	50,000	Pays	3-month ZAR JIBAR (pays quarterly)	4.98% (pays quarterly)	8/24/25	(197,238)	52	(197,186)
ZAR	54,900	Pays	3-month ZAR JIBAR (pays quarterly)	5.56% (pays quarterly)	2/19/26	(207,966)	116	(207,850)
ZAR	68,770	Pays	3-month ZAR JIBAR (pays quarterly)	8.79% (pays quarterly)	3/18/26	64,352	—	64,352
ZAR	79,000	Pays	3-month ZAR JIBAR (pays quarterly)	5.96% (pays quarterly)	5/20/26	(269,381)	234	(269,147)
35
See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
ZAR	132,000	Receives	3-month ZAR JIBAR (pays quarterly)	6.64% (pays quarterly)	10/18/26	$ 349,494	$ (529)	$ 348,965
ZAR	15,850	Pays	3-month ZAR JIBAR (pays quarterly)	6.54% (pays quarterly)	2/23/27	(49,764)	—	(49,764)
ZAR	37,710	Pays	3-month ZAR JIBAR (pays quarterly)	8.07% (pays quarterly)	9/21/27	(19,261)	—	(19,261)
ZAR	108,000	Pays	3-month ZAR JIBAR (pays quarterly)	8.38% (pays quarterly)	5/4/32	(306,444)	693	(305,751)
Total						$(11,975,624)	$ (864)	$ (11,976,488)
Interest Rate Swaps (OTC)
Counterparty	Notional Amount (000's omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
BNP Paribas	MYR	17,413	Pays	3-month MYR KLIBOR (pays quarterly)	2.95% (pays quarterly)	3/16/27	$ (69,329)
Citibank, N.A.	MYR	10,900	Pays	3-month MYR KLIBOR (pays quarterly)	3.63% (pays quarterly)	6/21/28	20,283
Citibank, N.A.	THB	250,000	Pays	6-month THB Fixing Rate (pays semi-annually)	2.22% (pays semi-annually)	10/25/23	16,386
Citibank, N.A.	THB	87,340	Pays	6-month THB Fixing Rate (pays semi-annually)	1.96% (pays semi-annually)	3/18/24	6,833
Deutsche Bank AG	THB	324,320	Pays	6-month THB Fixing Rate (pays semi-annually)	2.13% (pays semi-annually)	11/19/23	36,839
Goldman Sachs International	MYR	24,900	Pays	3-month MYR KLIBOR (pays quarterly)	3.61% (pays quarterly)	6/21/28	40,617
JPMorgan Chase Bank, N.A.	MYR	88,787	Pays	3-month MYR KLIBOR (pays quarterly)	2.95% (pays quarterly)	3/16/27	(354,272)
JPMorgan Chase Bank, N.A.	MYR	12,900	Pays	3-month MYR KLIBOR (pays quarterly)	3.63% (pays quarterly)	6/21/28	24,274
Standard Chartered Bank	THB	650,000	Pays	6-month THB Fixing Rate (pays semi-annually)	2.14% (pays semi-annually)	8/20/23	54,185
Total							$(224,184)
36
See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Credit Default Swaps - Buy Protection (Centrally Cleared)
Reference Entity	Notional Amount (000's omitted)	Contract Annual Fixed Rate*	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Markit CDX Emerging Markets Index (CDX.EM.31.V3)	$86	1.00% (pays quarterly)(1)	6/20/24	$ (42)	$ (3,007)	$ (3,049)
Total				$(42)	$(3,007)	$(3,049)
*	The contract annual fixed rate represents the fixed rate of interest paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.
(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.
Cross-Currency Swaps (OTC)
Counterparty	Portfolio Receives	Portfolio Pays	Effective Date/ Termination Date(1)	Value/Unrealized Appreciation (Depreciation)
BNP Paribas	3-month PLN WIBOR + 1.45% on PLN 17,142,858 (Notional Amount) (pays quarterly) plus EUR equivalent of Notional Amount at effective date*	3-month EURIBOR on EUR equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount*	10/14/25/ 10/14/28	$ 52,557
Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 381,027,240 (pays semi-annually)**	2.10% on CLP equivalent of CLF 12,000 (pays semi-annually)**	Not Applicable/ 4/8/32	(80,061)
Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 1,174,947,580 (pays semi-annually)**	2.25% on CLP equivalent of CLF 37,000 (pays semi-annually)**	Not Applicable/ 4/11/32	(267,648)
Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 214,234,175 (pays semi-annually)**	1.85% on CLP equivalent of CLF 6,700 (pays semi-annually)**	Not Applicable/ 4/20/32	(37,405)
				$(332,557)
(1)	Effective date represents the date on which the Portfolio and counterparty exchange the currencies and begin interest payment accrual.
*	The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.
**	At the termination date, the Portfolio will either pay or receive the USD equivalent of the difference between the initial CLP notional amount and the CLP equivalent of the CLF notional amount on such date.
37
See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Abbreviations:
BUBOR	– Budapest Interbank Offered Rate
EURIBOR	– Euro Interbank Offered Rate
JIBAR	– Johannesburg Interbank Average Rate
KLIBOR	– Kuala Lumpur Interbank Offered Rate
OTC	– Over-the-counter
PRIBOR	– Prague Interbank Offered Rate
WIBOR	– Warsaw Interbank Offered Rate
Currency Abbreviations:
AMD	– Armenian Dram
BAM	– Bosnia-Herzegovina Convertible Mark
BRL	– Brazilian Real
CLP	– Chilean Peso
CNH	– Yuan Renminbi Offshore
CNY	– Yuan Renminbi
COP	– Colombian Peso
CZK	– Czech Koruna
DOP	– Dominican Peso
EGP	– Egyptian Pound
EUR	– Euro
HUF	– Hungarian Forint
IDR	– Indonesian Rupiah
INR	– Indian Rupee
KRW	– South Korean Won

MXN	– Mexican Peso
MYR	– Malaysian Ringgit
PEN	– Peruvian Sol
PLN	– Polish Zloty
RON	– Romanian Leu
RSD	– Serbian Dinar
THB	– Thai Baht
TRY	– New Turkish Lira
UAH	– Ukrainian Hryvnia
USD	– United States Dollar
UYU	– Uruguayan Peso
UZS	– Uzbekistani Som
ZAR	– South African Rand
ZMW	– Zambian Kwacha
38
See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2023
Statement of Assets and Liabilities (Unaudited)

April 30, 2023
Assets
Unaffiliated investments, at value (identified cost $1,113,044,393)	$ 993,314,155
Affiliated investment, at value (identified cost $79,394,253)	79,394,253
Cash	57,033
Deposits for derivatives collateral:
Centrally cleared derivatives	35,445,946
OTC derivatives	1,490,000
Foreign currency, at value (identified cost $25,450,735)	25,624,238
Interest receivable	30,554,818
Dividends receivable from affiliated investment	201,014
Receivable for investments sold	312,076
Receivable for open forward foreign currency exchange contracts	14,058,670
Receivable for open swap contracts	251,974
Receivable for closed swap contracts	1,131,330
Total assets	$1,181,835,507
Liabilities
Cash collateral due to brokers	$ 1,490,000
Written options outstanding, at value (premiums received $271,199)	179,093
Payable for investments purchased	18,935,494
Payable for variation margin on open futures contracts	46,766
Payable for variation margin on open centrally cleared derivatives	1,093,868
Payable for open forward foreign currency exchange contracts	11,961,769
Payable for open swap contracts	808,715
Payable for closed swap contracts	66,180
Payable for closed non-deliverable bond forward contracts	31,970
Payable for open non-deliverable bond forward contracts	1,700,777
Payable to affiliates:
Investment adviser fee	587,471
Trustees' fees	6,015
Accrued foreign capital gains taxes	600,995
Accrued expenses	833,797
Total liabilities	$ 38,342,910
Net Assets applicable to investors' interest in Portfolio	$1,143,492,597
39
See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2023
Statement of Operations (Unaudited)

Six Months Ended
April 30, 2023
Investment Income
Dividend income from affiliated investment	$ 1,845,244
Interest income (net of foreign taxes withheld of $599,806)	37,312,589
Total investment income	$ 39,157,833
Expenses
Investment adviser fee	$ 3,514,558
Trustees’ fees and expenses	34,611
Custodian fee	412,435
Legal and accounting services	76,988
Miscellaneous	28,429
Total expenses	$ 4,067,021
Deduct:
Waiver and/or reimbursement of expenses by affiliate	$ 75,587
Total expense reductions	$ 75,587
Net expenses	$ 3,991,434
Net investment income	$ 35,166,399
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions (net of foreign capital gains taxes of $56,194)	$ (53,588,032)
Futures contracts	441,831
Swap contracts	(13,630,497)
Foreign currency transactions	2,016,566
Forward foreign currency exchange contracts	54,112,114
Non-deliverable bond forward contracts	5,789,861
Net realized loss	$ (4,858,157)
Change in unrealized appreciation (depreciation):
Investments (including net increase in accrued foreign capital gains taxes of $354,995)	$ 136,052,670
Written options	92,106
Futures contracts	(422,564)
Swap contracts	15,566,797
Foreign currency	1,791,001
Forward foreign currency exchange contracts	(3,180,622)
Non-deliverable bond forward contracts	(579,874)
Net change in unrealized appreciation (depreciation)	$149,319,514
Net realized and unrealized gain	$144,461,357
Net increase in net assets from operations	$179,627,756
40
See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2023
Statements of Changes in Net Assets

	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 35,166,399	$ 79,020,018
Net realized loss	(4,858,157)	(174,403,398)
Net change in unrealized appreciation (depreciation)	149,319,514	(183,608,590)
Net increase (decrease) in net assets from operations	$ 179,627,756	$ (278,991,970)
Capital transactions:
Contributions	$ 187,043,118	$ 154,343,479
Withdrawals	(181,908,808)	(478,241,966)
Net increase (decrease) in net assets from capital transactions	$ 5,134,310	$ (323,898,487)
Net increase (decrease) in net assets	$ 184,762,066	$ (602,890,457)
Net Assets
At beginning of period	$ 958,730,531	$1,561,620,988
At end of period	$1,143,492,597	$ 958,730,531
41
See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
April 30, 2023
Financial Highlights

	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31,
Ratios/Supplemental Data		2022	2021	2020	2019	2018
Ratios (as a percentage of average daily net assets):
Expenses	0.73% (1)(2)	0.76% (2)	0.75%	0.79%	0.78%	0.87% (3)
Net investment income	6.47% (1)	6.43%	4.98%	5.79%	7.01%	7.22%
Portfolio Turnover	32% (4)	33%	56%	56%	46%	52%
Total Return	18.96% (4)	(20.12)%	1.48%	0.08%	23.15%	(9.33)%
Net assets, end of period (000’s omitted)	$1,143,493	$958,731	$1,561,621	$1,253,935	$1,238,490	$783,270
(1)	Annualized.
(2)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Portfolio's investment in the Liquidity Fund (equal to 0.01% and less than 0.005% of average daily net assets for the six months ended April 30, 2023 and the year ended October 31, 2022, respectively).
(3)	Includes interest expense, including on securities sold short and/or reverse repurchase agreements if applicable, of 0.02% of average daily net assets for the year ended October 31, 2018.
(4)	Not annualized.
42

Emerging Markets Local Income Portfolio
April 30, 2023
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Emerging Markets Local Income Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2023, Eaton Vance Emerging Markets Local Income Fund, Eaton Vance Short Duration Strategic Income Fund and Eaton Vance International (Cayman Islands) Short Duration Strategic Income Fund held an interest of 84.4%, 14.9% and 0.6%, respectively, in the Portfolio.
The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Derivatives. U.S. exchange-traded options are valued at the mean between the bid and ask prices at valuation time as reported by the Options Price Reporting Authority. Non U.S. exchange-traded options and over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Non-deliverable bond forward contracts are generally valued based on the current price of the underlying bond as provided by a third party pricing service and current interest rates. Swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Portfolio’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Withholding taxes on foreign interest and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries’ tax rules and rates.
43

Emerging Markets Local Income Portfolio
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

D  Federal and Other Taxes—The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.
In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.
As of April 30, 2023, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.
H  Futures Contracts—Upon entering into a futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the  futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.
I  Forward Foreign Currency Exchange and Non-Deliverable Bond Forward Contracts—The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. While forward foreign currency exchange contracts are privately negotiated agreements between the Portfolio and a counterparty, certain contracts may be “centrally cleared”, whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared contracts, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared contracts, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The Portfolio may also enter into non-deliverable bond forward contracts for the purchase of a bond denominated in a non-deliverable foreign currency at a fixed price on a future date. For non-deliverable bond forward contracts, unrealized gains and losses, based on changes in the value of the contract, and realized gains and losses are accounted for as described above. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. In the case of centrally cleared contracts, counterparty risk is minimal due to protections provided by the CCP.
J  Purchased Options—Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. As the purchaser of an index option, the Portfolio has the right to receive a cash payment equal to any depreciation in the value of the index below the exercise price of the option (in the case of a put) or equal to any appreciation in the value of the index over the exercise price of the option (in the case of a call) as of the valuation date of the option. If an option which the Portfolio
44

Emerging Markets Local Income Portfolio
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

had purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Portfolio exercises a put option on a security, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option on a security, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.
K  Written Options —Upon the writing of a call or a put option, the premium received by the Portfolio is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Portfolio is required to deliver an amount of cash determined by the excess of the exercise price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the exercise price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Portfolio may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.
L  Interest Rate Swaps— Swap contracts are privately negotiated agreements between the Portfolio and a counterparty. Certain swap contracts may be centrally cleared. Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made, including amortization of upfront payments/receipts, if any (which are amortized over the life of the swap contract), are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.
M  Cross-Currency Swaps—Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.
N  Credit Default Swaps—When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or CCP in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments and receipts, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments or receipts for non-centrally cleared swaps are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments or receipts, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 5 and 8. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
45

Emerging Markets Local Income Portfolio
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

O  Interim Financial Statements—The interim financial statements relating to April 30, 2023 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Portfolio. The investment adviser fee is computed at an annual rate as a percentage of the Portfolio’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $1 billion	0.650%
$1 billion but less than $2 billion	0.625%
$2 billion but less than $5 billion	0.600%
$5 billion and over	0.575%
For the six months ended April 30, 2023, the Portfolio’s investment adviser fee amounted to $3,514,558 or 0.65% (annualized) of the Portfolio’s average daily net assets.
The Portfolio may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Portfolio is reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Fund. For the six months ended April 30, 2023, the investment adviser fee paid was reduced by $75,587 relating to the Portfolio's investment in the Liquidity Fund.
During the six months ended April 30, 2023, BMR reimbursed the Portfolio $27,496 for a net realized loss due to a trading error. The amount of the reimbursement had an impact on total return of less than 0.01%.
Trustees and officers of the Portfolio who are members of BMR’s organization receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2023, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organization.
3  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities and paydowns, aggregated $492,547,199 and $256,821,383, respectively, for the six months ended April 30, 2023.
4  Federal Income Tax Basis of Investments
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Portfolio at April 30, 2023, as determined on a federal income tax basis, were as follows:
Aggregate cost	$1,203,833,933
Gross unrealized appreciation	$ 28,419,527
Gross unrealized depreciation	(165,481,623)
Net unrealized depreciation	$ (137,062,096)
46

Emerging Markets Local Income Portfolio
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

5  Financial Instruments
The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options, forward foreign currency exchange contracts, non-deliverable bond forward contracts, futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2023 is included in the Portfolio of Investments. At April 30, 2023, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.
In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:
Credit Risk: The Portfolio enters into credit default swap contracts to enhance total return and/or as a substitute for the purchase or sale of securities.
Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts, currency options and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.
Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including non-deliverable bond forward contracts, interest rate futures contracts, interest rate swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.
The Portfolio enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2023, the fair value of derivatives with credit-related contingent features in a net liability position was $14,650,354. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $7,706,774 at April 30, 2023.
The OTC derivatives in which the Portfolio invests (except for written options as the Portfolio, not the counterparty, is obligated to perform) are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.
The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at April 30, 2023 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 8) at April 30, 2023.
47

Emerging Markets Local Income Portfolio
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2023 was as follows:
	Fair Value
Statement of Assets and Liabilities Caption	Credit	Foreign Exchange	Interest Rate	Total
Unaffiliated investments, at value	$ —	$ 1,654,847	$ —	$ 1,654,847
Not applicable	—	19,589,945*	26,305,272*	45,895,217
Receivable for open forward foreign currency exchange contracts	—	14,058,670	—	14,058,670
Receivable for open swap contracts	—	—	251,974	251,974
Total Asset Derivatives	$ —	$ 35,303,462	$ 26,557,246	$ 61,860,708
Derivatives not subject to master netting or similar agreements	$ —	$ 19,589,945	$ 26,305,272	$ 45,895,217
Total Asset Derivatives subject to master netting or similar agreements	$ —	$ 15,713,517	$ 251,974	$ 15,965,491
Written options outstanding, at value	$ —	$ (179,093)	$ —	$ (179,093)
Not applicable	(42)*	(13,006,873)*	(38,481,292)*	(51,488,207)
Payable for open forward foreign currency exchange contracts	—	(11,961,769)	—	(11,961,769)
Payable for open swap contracts	—	—	(808,715)	(808,715)
Payable for open non-deliverable bond forward contracts	—	—	(1,700,777)	(1,700,777)
Total Liability Derivatives	$ (42)	$(25,147,735)	$(40,990,784)	$(66,138,561)
Derivatives not subject to master netting or similar agreements	$ (42)	$(13,006,873)	$(38,481,292)	$(51,488,207)
Total Liability Derivatives subject to master netting or similar agreements	$ —	$(12,140,862)	$ (2,509,492)	$(14,650,354)
*	Only the current day’s variation margin on open futures contracts and centrally cleared derivatives is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts and centrally cleared derivatives, as applicable.
The Portfolio's derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio's derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for such assets and pledged by the Portfolio for such liabilities as of April 30, 2023.
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)	Total Cash Collateral Received
Bank of America, N.A.	$ 119,438	$ (119,438)	$ —	$ —	$ —	$ —
Barclays Bank PLC	1,049,661	(901,633)	—	(148,028)	—	550,000
BNP Paribas	52,557	(52,557)	—	—	—	—
Citibank, N.A.	3,077,182	(775,552)	—	—	2,301,630	—
Credit Agricole CIB	459,587	(191,998)	—	(267,589)	—	300,000
Deutsche Bank AG	36,839	—	(36,839)	—	—	—
Goldman Sachs International	3,693,724	(3,693,724)	—	—	—	—
ICBC Standard Bank plc	107,384	—	—	—	107,384	—
JPMorgan Chase Bank, N.A.	1,315,959	(673,164)	—	(600,000)	42,795	600,000
Standard Chartered Bank	3,822,443	(3,822,443)	—	—	—	—
48

Emerging Markets Local Income Portfolio
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)	Total Cash Collateral Received
UBS AG	$ 2,230,717	$ (1,645,361)	$ (507,496)	$ (40,000)	$ 37,860	$ 40,000
	$15,965,491	$(11,875,870)	$(544,335)	$(1,055,617)	$2,489,669	$1,490,000

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)	Total Cash Collateral Pledged
Bank of America, N.A.	$ (1,374,997)	$ 119,438	$ 511,303	$ —	$ (744,256)	$ —
Barclays Bank PLC	(901,633)	901,633	—	—	—	—
BNP Paribas	(145,278)	52,557	92,721	—	—	—
Citibank, N.A.	(775,552)	775,552	—	—	—	—
Credit Agricole CIB	(191,998)	191,998	—	—	—	—
Goldman Sachs International	(4,416,337)	3,693,724	722,613	—	—	—
JPMorgan Chase Bank, N.A.	(673,164)	673,164	—	—	—	—
Standard Chartered Bank	(4,526,034)	3,822,443	703,591	—	—	—
UBS AG	(1,645,361)	1,645,361	—	—	—	—
	$(14,650,354)	$11,875,870	$2,030,228	$ —	$(744,256)	$ —
Total — Deposits for derivatives collateral — OTC derivatives						$1,490,000
(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount due from the counterparty in the event of default.
(c)	Net amount represents the net amount payable to the counterparty in the event of default.
49

Emerging Markets Local Income Portfolio
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended April 30, 2023 was as follows:
Statement of Operations Caption	Credit	Foreign Exchange	Interest Rate	Total
Net realized gain (loss):
Investment transactions	$ —	$ 923,502	$ —	$ 923,502
Futures contracts	—	—	441,831	441,831
Swap contracts	18,964	—	(13,649,461)	(13,630,497)
Forward foreign currency exchange contracts	—	54,112,114	—	54,112,114
Non-deliverable bond forward contracts	—	—	5,789,861	5,789,861
Total	$18,964	$55,035,616	$ (7,417,769)	$ 47,636,811
Change in unrealized appreciation (depreciation):
Investments	$ —	$ 254,154	$ —	$ 254,154
Written options	—	92,106	—	92,106
Futures contracts	—	—	(422,564)	(422,564)
Swap contracts	508	—	15,566,289	15,566,797
Forward foreign currency exchange contracts	—	(3,180,622)	—	(3,180,622)
Non-deliverable bond forward contracts	—	—	(579,874)	(579,874)
Total	$ 508	$ (2,834,362)	$ 14,563,851	$ 11,729,997
The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended April 30, 2023, which are indicative of the volume of these derivative types, were approximately as follows:
Futures Contracts — Short	Forward Foreign Currency Exchange Contracts*	Non-Deliverable Bond Forward Contracts	Swap Contracts
$6,995,000	$2,602,840,000	$110,164,000	$1,485,613,000
*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.
The average principal amount of purchased and written currency options contracts outstanding during the six months ended April 30, 2023, which are indicative of the volume of these derivative types, were $43,061,000 and $40,514,000, respectively.
6  Line of Credit
The Portfolio participates with other portfolios and funds managed by BMR and its affiliates in a $725 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 24, 2023. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2022, an arrangement fee totaling $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2023.
50

Emerging Markets Local Income Portfolio
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

7  Affiliated Investments
At April 30, 2023, the value of the Portfolio's investment in funds that may be deemed to be affiliated was $79,394,253, which represents 6.9% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the six months ended April 30, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$34,198,985	$683,264,816	$(638,069,548)	$ —	$ —	$79,394,253	$1,845,244	79,394,253
8  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At April 30, 2023, the hierarchy of inputs used in valuing the Portfolio's investments and open derivative instruments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Foreign Corporate Bonds	$ —	$ 26,321,151	$ —	$ 26,321,151
Loan Participation Notes	—	—	21,366,757	21,366,757
Sovereign Government Bonds	—	912,301,618	—	912,301,618
Short-Term Investments:
Affiliated Fund	79,394,253	—	—	79,394,253
U.S. Treasury Obligations	—	31,669,782	—	31,669,782
Purchased Currency Options	—	1,654,847	—	1,654,847
Total Investments	$ 79,394,253	$ 971,947,398	$ 21,366,757	$ 1,072,708,408
Forward Foreign Currency Exchange Contracts	$ —	$ 33,648,615	$ —	$ 33,648,615
Swap Contracts	—	26,557,246	—	26,557,246
Total	$ 79,394,253	$ 1,032,153,259	$ 21,366,757	$ 1,132,914,269
Liability Description
Written Currency Options	$ —	$ (179,093)	$ —	$ (179,093)
Forward Foreign Currency Exchange Contracts	—	(24,968,642)	—	(24,968,642)
Non-Deliverable Bond Forward Contracts	—	(1,700,777)	—	(1,700,777)
Futures Contracts	(200,396)	—	—	(200,396)
Swap Contracts	—	(39,089,653)	—	(39,089,653)
Total	$ (200,396)	$ (65,938,165)	$ —	$ (66,138,561)
51

Emerging Markets Local Income Portfolio
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
	Loan Participation Notes	Sovereign Government Bonds	Sovereign Government Securities	Total
Balance as of October 31, 2022	$29,380,678	$ 39,170,230	$ 2,887,584	$ 71,438,492
Realized gains (losses)	(1,000,732)	—	—	(1,000,732)
Change in net unrealized appreciation (depreciation)	416,204	—	—	416,204
Cost of purchases	—	—	—	—
Proceeds from sales, including return of capital	(7,429,393)	—	—	(7,429,393)
Accrued discount (premium)	—	—	—	—
Transfers to Level 3	—	—	—	—
Transfers from Level 3(1)	—	(39,170,230)	(2,887,584)	(42,057,814)
Balance as of April 30, 2023	$21,366,757	$ —	$ —	$ 21,366,757
Change in net unrealized appreciation (depreciation) on investments still held as of April 30, 2023	$ (493,411)	$ —	$ —	$ (493,411)
(1)	Transferred from Level 3 based on the observability of valuation inputs resulting from new market activity.
The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 investments held as of April 30, 2023:
Type of Investment	Fair Value as of April 30, 2023	Valuation Technique	Unobservable Input	Input	Impact to Valuation from an Increase to Input*
Loan Participation Notes	$21,366,757	Matrix Pricing	Adjusted Credit Spread to the Central Bank of Uzbekistan Quoted Policy Rate	4.73%	Decrease
*	Represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.
9  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
Emerging market securities often involve greater risks than developed market securities. Investment markets within emerging market countries are typically smaller, less liquid, less developed and more volatile than those in more developed markets like the United States, and may be focused in certain economic sectors. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets. Governmental actions can have a significant effect on the economic conditions in emerging market countries. It may be more difficult to make a claim or obtain a judgment in the courts of these countries than it is in the United States. The possibility of fraud, negligence, undue influence being exerted by an issuer or refusal to recognize ownership exists in some emerging markets. Disruptions due to work stoppages and trading improprieties in foreign securities markets have caused such markets to close. Emerging market securities are also subject to speculative trading, which contributes to their volatility.
Economic data as reported by sovereign entities may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a sovereign entity to restructure defaulted debt may be limited. Therefore, losses on sovereign defaults may far exceed the losses from the default of a similarly rated U.S. debt issuer.
52

Emerging Markets Local Income Portfolio
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

On February 24, 2022, Russia launched an invasion of Ukraine, following rising tensions over the buildup of Russian troops along the Ukrainian border and joint military exercises by Russia with Belarus. In response to the invasion, many countries, including the U.S., have imposed economic sanctions on Russian governmental institutions, Russian entities, and Russian individuals. The conflict and sanctions have had a negative impact on the Russian economy, on the Russian currency, and on investments having exposure to Russia, Belarus and Ukraine. The conflict could also have a significant effect on investments outside the region. The duration and extent of the military conflict with Russia and the related sanctions cannot be predicted at this time.
LIBOR Transition Risk
Certain instruments held by the Portfolio may pay an interest rate based on the London Interbank Offered Rate (“LIBOR”), which is the average offered rate for various maturities of short-term loans between certain major international banks. LIBOR is used throughout global banking and financial industries to determine interest rates for a variety of financial instruments (such as debt instruments and derivatives) and borrowing arrangements. The ICE Benchmark Administration Limited, the administrator of LIBOR, ceased publishing certain LIBOR settings on December 31, 2021, and is expected to cease publishing the remaining LIBOR settings on June 30, 2023. Although the transition process away from LIBOR has become increasingly well-defined, the impact on certain debt securities, derivatives and other financial instruments that utilize LIBOR remains uncertain. The phase-out of LIBOR may result in, among other things, increased volatility or illiquidity in markets for instruments based on LIBOR and changes in the value of such instruments.
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks of disease, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and industries, and could continue to affect the market in significant and unforeseen ways. Other epidemics and pandemics that may arise in the future may have similar effects. Any such impact could adversely affect the Portfolio's performance, or the performance of the securities in which the Portfolio invests.
53

Eaton Vance
Emerging Markets Local Income Fund
April 30, 2023
Officers and Trustees

Officers of Eaton Vance Emerging Markets Local Income Fund and Emerging Markets Local Income Portfolio
Eric A. Stein President	Nicholas S. Di Lorenzo Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Richard F. Froio Chief Compliance Officer
James F. Kirchner Treasurer
Trustees of Eaton Vance Emerging Markets Local Income Fund and Emerging Markets Local Income Portfolio
George J. Gorman Chairperson
Alan C. Bowser
Thomas E. Faust Jr.*
Mark R. Fetting
Cynthia E. Frost
Valerie A. Mosley
Anchal Pachnanda*(1)
Keith Quinton
Marcus L. Smith
Susan J. Sutherland
Scott E. Wennerholm
Nancy A. Wiser

*	Interested Trustee
(1)	Ms. Pachnanda began serving as Trustee effective April 1, 2023.
54

Eaton Vance Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
55

Eaton Vance Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
56

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.
57

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Investment Adviser of Emerging Markets Local Income Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110
Investment Adviser and Administrator of Eaton Vance Emerging Markets Local Income Fund
Eaton Vance Management
Two International Place
Boston, MA 02110
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 534439
Pittsburgh, PA 15253-4439
(800) 262-1122
Fund Offices
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7756    4.30.23

Eaton Vance
Floating-Rate Fund
Semiannual Report
April 30, 2023

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund's adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2023
Eaton Vance
Floating-Rate Fund

Eaton Vance
Floating-Rate Fund
April 30, 2023
Performance

Portfolio Manager(s) Andrew N. Sveen, CFA, Ralph H. Hinckley, Jr., CFA and Jake T. Lemle, CFA
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Advisers Class at NAV	02/07/2001	02/07/2001	5.54%	2.04%	2.52%	2.97%
Class A at NAV	05/05/2003	02/07/2001	5.60	2.06	2.53	2.98
Class A with 3.25% Maximum Sales Charge	—	—	2.21	(1.25)	1.87	2.64
Class C at NAV	02/01/2001	02/07/2001	5.15	1.27	1.78	2.36
Class C with 1% Maximum Deferred Sales Charge	—	—	4.15	0.31	1.78	2.36
Class I at NAV	01/30/2001	02/07/2001	5.80	2.42	2.80	3.23
Class R6 at NAV	12/01/2016	02/07/2001	5.83	2.49	2.86	3.28

Morningstar® LSTA® US Leveraged Loan IndexSM	—	—	6.00%	3.39%	3.76%	3.81%
% Total Annual Operating Expense Ratios[3]	Advisers Class	Class A	Class C	Class I	Class R6
	1.02%	1.02%	1.77%	0.77%	0.72%
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
2

Eaton Vance
Floating-Rate Fund
April 30, 2023
Fund Profile

Top 10 Issuers (% of total investments)[1]
Asurion, LLC	1.1%
Virgin Media Bristol, LLC	1.0
Ultimate Software Group, Inc. (The)	1.0
Finastra USA, Inc.	0.9
Clarios Global, L.P.	0.9
Carnival Corporation	0.8
RealPage, Inc.	0.8
Magenta Buyer, LLC	0.8
Les Schwab Tire Centers	0.8
Banff Merger Sub, Inc.	0.8
Total	8.9%
Top 10 Sectors (% of total investments)[1]
Software	16.0%
Health Care Providers & Services	6.1
Machinery	5.7
Chemicals	4.3
Commercial Services & Supplies	3.7
IT Services	3.6
Capital Markets	3.6
Hotels, Restaurants & Leisure	3.4
Speciality Retail	3.3
Professional Services	2.7
Total	52.4%

Credit Quality (% of bonds, loans and asset-backed securities)[2]
Footnotes:
Fund invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.
[1]	Excludes cash and cash equivalents.
[2]	Credit ratings are categorized using S&P Global Ratings (“S&P”). Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by S&P.
3

Eaton Vance
Floating-Rate Fund
April 30, 2023
Endnotes and Additional Disclosures

[1]	Morningstar® LSTA® US Leveraged Loan IndexSM is an unmanaged index of the institutional leveraged loan market. Morningstar® LSTA® Leveraged Loan indices are a product of Morningstar, Inc. (“Morningstar”) and have been licensed for use. Morningstar® is a registered trademark of Morningstar licensed for certain use. Loan Syndications and Trading Association® and LSTA® are trademarks of the LSTA licensed for certain use by Morningstar, and further sublicensed by Morningstar for certain use. Neither Morningstar nor LSTA guarantees the accuracy and/or completeness of the Morningstar® LSTA® US Leveraged Loan IndexSM or any data included therein, and shall have no liability for any errors, omissions, or interruptions therein. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years. Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase.
Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class R6 is linked to Class I. Performance presented in the Financial Highlights included in the financial statements is not linked.
[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
Fund profile subject to change due to active management.
4

Eaton Vance
Floating-Rate Fund
April 30, 2023
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2022 to April 30, 2023).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (11/1/22)	Ending Account Value (4/30/23)	Expenses Paid During Period* (11/1/22 – 4/30/23)	Annualized Expense Ratio
Actual
Advisers Class	$1,000.00	$1,055.40	$5.40	1.06%
Class A	$1,000.00	$1,056.00	$5.40	1.06%
Class C	$1,000.00	$1,051.50	$9.21	1.81%
Class I	$1,000.00	$1,058.00	$4.13	0.81%
Class R6	$1,000.00	$1,058.30	$3.88	0.76%

Hypothetical
(5% return per year before expenses)
Advisers Class	$1,000.00	$1,019.54	$5.31	1.06%
Class A	$1,000.00	$1,019.54	$5.31	1.06%
Class C	$1,000.00	$1,015.82	$9.05	1.81%
Class I	$1,000.00	$1,020.78	$4.06	0.81%
Class R6	$1,000.00	$1,021.03	$3.81	0.76%
*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2022. The Example reflects the expenses of both the Fund and the Portfolio.
5

Eaton Vance
Floating-Rate Fund
April 30, 2023
Statement of Assets and Liabilities (Unaudited)

April 30, 2023
Assets
Investment in Eaton Vance Floating Rate Portfolio, at value (identified cost $5,669,423,928)	$ 5,183,880,657
Receivable for Fund shares sold	12,017,087
Total assets	$ 5,195,897,744
Liabilities
Payable for Fund shares redeemed	$ 31,422,382
Distributions payable	6,985,599
Payable to affiliates:
Administration fee	650,012
Distribution and service fees	229,982
Trustees' fees	43
Accrued expenses	999,266
Total liabilities	$ 40,287,284
Net Assets	$ 5,155,610,460
Sources of Net Assets
Paid-in capital	$ 6,330,859,194
Accumulated loss	(1,175,248,734)
Net Assets	$ 5,155,610,460
Advisers Class Shares
Net Assets	$ 64,859,994
Shares Outstanding	7,823,506
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 8.29
Class A Shares
Net Assets	$ 634,188,125
Shares Outstanding	73,924,634
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 8.58
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$ 8.87
Class C Shares
Net Assets	$ 101,316,187
Shares Outstanding	12,232,533
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 8.28
Class I Shares
Net Assets	$ 3,561,023,544
Shares Outstanding	429,178,564
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 8.30
6
See Notes to Financial Statements.

Eaton Vance
Floating-Rate Fund
April 30, 2023
Statement of Assets and Liabilities (Unaudited)  — continued

April 30, 2023
Class R6 Shares
Net Assets	$794,222,610
Shares Outstanding	95,631,904
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 8.30
On sales of $100,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
7
See Notes to Financial Statements.

Eaton Vance
Floating-Rate Fund
April 30, 2023
Statement of Operations (Unaudited)

Six Months Ended
April 30, 2023
Investment Income
Dividend income allocated from Portfolio	$ 3,739,671
Interest and other income allocated from Portfolio	251,919,240
Expenses allocated from Portfolio	(17,369,994)
Total investment income from Portfolio	$ 238,288,917
Expenses
Administration fee	$ 4,536,714
Distribution and service fees:
Advisers Class	84,994
Class A	846,741
Class C	546,980
Trustees’ fees and expenses	251
Custodian fee	30,720
Transfer and dividend disbursing agent fees	1,847,256
Legal and accounting services	98,414
Printing and postage	126,489
Registration fees	161,842
Miscellaneous	28,317
Total expenses	$ 8,308,718
Net investment income	$ 229,980,199
Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss):
Investment transactions	$ (92,960,884)
Foreign currency transactions	2,937,329
Forward foreign currency exchange contracts	(56,407,211)
Net realized loss	$(146,430,766)
Change in unrealized appreciation (depreciation):
Investments	$ 273,773,735
Foreign currency	803,529
Forward foreign currency exchange contracts	(14,152,264)
Net change in unrealized appreciation (depreciation)	$ 260,425,000
Net realized and unrealized gain	$ 113,994,234
Net increase in net assets from operations	$ 343,974,433
8
See Notes to Financial Statements.

Eaton Vance
Floating-Rate Fund
April 30, 2023
Statements of Changes in Net Assets

	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 229,980,199	$ 334,300,856
Net realized gain (loss)	(146,430,766)	51,017,745
Net change in unrealized appreciation (depreciation)	260,425,000	(705,877,234)
Net increase (decrease) in net assets from operations	$ 343,974,433	$ (320,558,633)
Distributions to shareholders:
Advisers Class	$ (2,533,876)	$ (4,757,274)
Class A	(25,283,216)	(30,066,757)
Class C	(3,667,419)	(4,158,164)
Class I	(177,023,608)	(264,847,517)
Class R6	(22,891,777)	(32,476,524)
Total distributions to shareholders	$ (231,399,896)	$ (336,306,236)
Transactions in shares of beneficial interest:
Advisers Class	$ (13,484,108)	$ (70,541,874)
Class A	(85,456,146)	15,620,342
Class C	(17,988,846)	(7,659,273)
Class I	(1,795,701,072)	(205,000,386)
Class R6	157,890,973	(28,806,651)
Net decrease in net assets from Fund share transactions	$(1,754,739,199)	$ (296,387,842)
Net decrease in net assets	$(1,642,164,662)	$ (953,252,711)
Net Assets
At beginning of period	$ 6,797,775,122	$ 7,751,027,833
At end of period	$ 5,155,610,460	$6,797,775,122
9
See Notes to Financial Statements.

Eaton Vance
Floating-Rate Fund
April 30, 2023
Financial Highlights

	Advisers Class
	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31,
		2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 8.150	$ 8.810	$ 8.470	$ 8.740	$ 9.050	$ 9.010
Income (Loss) From Operations
Net investment income(1)	$ 0.304	$ 0.318	$ 0.268	$ 0.321	$ 0.411	$ 0.357
Net realized and unrealized gain (loss)	0.142	(0.639)	0.345	(0.267)	(0.310)	0.036
Total income (loss) from operations	$ 0.446	$ (0.321)	$ 0.613	$ 0.054	$ 0.101	$ 0.393
Less Distributions
From net investment income	$ (0.306)	$ (0.339)	$ (0.273)	$ (0.324)	$ (0.411)	$ (0.353)
Total distributions	$ (0.306)	$ (0.339)	$ (0.273)	$ (0.324)	$ (0.411)	$ (0.353)
Net asset value — End of period	$ 8.290	$ 8.150	$ 8.810	$ 8.470	$ 8.740	$ 9.050
Total Return(2)	5.54% (3)	(3.70)%	7.30%	0.70%	1.16%	4.44%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$64,860	$77,084	$157,768	$94,411	$364,983	$556,125
Ratios (as a percentage of average daily net assets):(4)
Expenses	1.06% (5)(6)	1.01% (5)	1.03%	1.08%	1.03%	1.02%
Net investment income	7.42% (6)	3.70%	3.05%	3.78%	4.63%	3.95%
Portfolio Turnover of the Portfolio	5% (3)	27%	26%	28%	16%	30%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(5)	Includes a reduction by the investment adviser of a portion of the Portfolio's adviser fee due to the Portfolio's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2023 and the year ended October 31, 2022).
(6)	Annualized.
10
See Notes to Financial Statements.

Eaton Vance
Floating-Rate Fund
April 30, 2023
Financial Highlights   — continued

	Class A
	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31,
		2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 8.430	$ 9.120	$ 8.770	$ 9.050	$ 9.360	$ 9.310
Income (Loss) From Operations
Net investment income(1)	$ 0.315	$ 0.349	$ 0.278	$ 0.322	$ 0.425	$ 0.365
Net realized and unrealized gain (loss)	0.152	(0.688)	0.354	(0.268)	(0.310)	0.050
Total income (loss) from operations	$ 0.467	$ (0.339)	$ 0.632	$ 0.054	$ 0.115	$ 0.415
Less Distributions
From net investment income	$ (0.317)	$ (0.351)	$ (0.282)	$ (0.334)	$ (0.425)	$ (0.365)
Total distributions	$ (0.317)	$ (0.351)	$ (0.282)	$ (0.334)	$ (0.425)	$ (0.365)
Net asset value — End of period	$ 8.580	$ 8.430	$ 9.120	$ 8.770	$ 9.050	$ 9.360
Total Return(2)	5.60% (3)	(3.78)%	7.27%	0.79%	1.17%	4.42%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$634,188	$707,666	$751,136	$658,206	$788,125	$984,812
Ratios (as a percentage of average daily net assets):(4)
Expenses	1.06% (5)(6)	1.01% (5)	1.03%	1.07%	1.02%	1.02%
Net investment income	7.43% (6)	3.96%	3.06%	3.68%	4.63%	3.90%
Portfolio Turnover of the Portfolio	5% (3)	27%	26%	28%	16%	30%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(5)	Includes a reduction by the investment adviser of a portion of the Portfolio's adviser fee due to the Portfolio's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2023 and the year ended October 31, 2022).
(6)	Annualized.
11
See Notes to Financial Statements.

Eaton Vance
Floating-Rate Fund
April 30, 2023
Financial Highlights   — continued

	Class C
	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31,
		2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 8.140	$ 8.800	$ 8.470	$ 8.730	$ 9.040	$ 8.990
Income (Loss) From Operations
Net investment income(1)	$ 0.273	$ 0.271	$ 0.203	$ 0.251	$ 0.343	$ 0.285
Net realized and unrealized gain (loss)	0.142	(0.656)	0.334	(0.251)	(0.308)	0.050
Total income (loss) from operations	$ 0.415	$ (0.385)	$ 0.537	$ —	$ 0.035	$ 0.335
Less Distributions
From net investment income	$ (0.275)	$ (0.275)	$ (0.207)	$ (0.260)	$ (0.345)	$ (0.285)
Total distributions	$ (0.275)	$ (0.275)	$ (0.207)	$ (0.260)	$ (0.345)	$ (0.285)
Net asset value — End of period	$ 8.280	$ 8.140	$ 8.800	$ 8.470	$ 8.730	$ 9.040
Total Return(2)	5.15% (3)	(4.43)%	6.38%	0.06%	0.40%	3.66%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$101,316	$117,294	$135,213	$189,138	$328,577	$585,693
Ratios (as a percentage of average daily net assets):(4)
Expenses	1.81% (5)(6)	1.76% (5)	1.79%	1.82%	1.78%	1.77%
Net investment income	6.67% (6)	3.18%	2.32%	2.97%	3.86%	3.15%
Portfolio Turnover of the Portfolio	5% (3)	27%	26%	28%	16%	30%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(5)	Includes a reduction by the investment adviser of a portion of the Portfolio's adviser fee due to the Portfolio's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2023 and the year ended October 31, 2022).
(6)	Annualized.
12
See Notes to Financial Statements.

Eaton Vance
Floating-Rate Fund
April 30, 2023
Financial Highlights   — continued

	Class I
	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31,
		2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 8.150	$ 8.820	$ 8.480	$ 8.750	$ 9.060	$ 9.010
Income (Loss) From Operations
Net investment income(1)	$ 0.314	$ 0.356	$ 0.289	$ 0.335	$ 0.433	$ 0.377
Net realized and unrealized gain (loss)	0.153	(0.665)	0.346	(0.260)	(0.309)	0.049
Total income (loss) from operations	$ 0.467	$ (0.309)	$ 0.635	$ 0.075	$ 0.124	$ 0.426
Less Distributions
From net investment income	$ (0.317)	$ (0.361)	$ (0.295)	$ (0.345)	$ (0.434)	$ (0.376)
Total distributions	$ (0.317)	$ (0.361)	$ (0.295)	$ (0.345)	$ (0.434)	$ (0.376)
Net asset value — End of period	$ 8.300	$ 8.150	$ 8.820	$ 8.480	$ 8.750	$ 9.060
Total Return(2)	5.80% (3)	(3.57)%	7.56%	0.95%	1.41%	4.81%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$3,561,024	$5,269,963	$5,988,270	$3,565,898	$4,985,629	$7,450,507
Ratios (as a percentage of average daily net assets):(4)
Expenses	0.81% (5)(6)	0.76% (5)	0.78%	0.82%	0.77%	0.77%
Net investment income	7.66% (6)	4.18%	3.29%	3.95%	4.88%	4.17%
Portfolio Turnover of the Portfolio	5% (3)	27%	26%	28%	16%	30%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(5)	Includes a reduction by the investment adviser of a portion of the Portfolio's adviser fee due to the Portfolio's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2023 and the year ended October 31, 2022).
(6)	Annualized.
13
See Notes to Financial Statements.

Eaton Vance
Floating-Rate Fund
April 30, 2023
Financial Highlights   — continued

	Class R6
	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31,
		2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 8.160	$ 8.830	$ 8.490	$ 8.760	$ 9.060	$ 9.020
Income (Loss) From Operations
Net investment income(1)	$ 0.318	$ 0.358	$ 0.293	$ 0.335	$ 0.437	$ 0.382
Net realized and unrealized gain (loss)	0.142	(0.662)	0.347	(0.254)	(0.299)	0.039
Total income (loss) from operations	$ 0.460	$ (0.304)	$ 0.640	$ 0.081	$ 0.138	$ 0.421
Less Distributions
From net investment income	$ (0.320)	$ (0.366)	$ (0.300)	$ (0.351)	$ (0.438)	$ (0.381)
Total distributions	$ (0.320)	$ (0.366)	$ (0.300)	$ (0.351)	$ (0.438)	$ (0.381)
Net asset value — End of period	$ 8.300	$ 8.160	$ 8.830	$ 8.490	$ 8.760	$ 9.060
Total Return(2)	5.83% (3)	(3.51)%	7.61%	1.01%	1.57%	4.75%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$794,223	$625,769	$718,642	$386,940	$399,233	$251,945
Ratios (as a percentage of average daily net assets):(4)
Expenses	0.76% (5)(6)	0.71% (5)	0.73%	0.76%	0.72%	0.72%
Net investment income	7.74% (6)	4.19%	3.34%	3.97%	4.92%	4.22%
Portfolio Turnover of the Portfolio	5% (3)	27%	26%	28%	16%	30%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(5)	Includes a reduction by the investment adviser of a portion of the Portfolio's adviser fee due to the Portfolio's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2023 and the year ended October 31, 2022).
(6)	Annualized.
14
See Notes to Financial Statements.

Eaton Vance
Floating-Rate Fund
April 30, 2023
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Floating-Rate Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers five classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Advisers Class, Class I and Class R6 shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer and dividend disbursing agent fees on the Statement of Operations, are not allocated to Class R6 shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests its assets in interests in Eaton Vance Floating Rate Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (85.1% at April 30, 2023). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.
B  Income—The Fund's net investment income or loss consists of the Fund's pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.
C  Federal Taxes—The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
As of April 30, 2023, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
D  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
E  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
F  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
G  Other—Investment transactions are accounted for on a trade date basis.
H  Interim Financial Statements—The interim financial statements relating to April 30, 2023 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
15

Eaton Vance
Floating-Rate Fund
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

2  Distributions to Shareholders and Income Tax Information
The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains are made at least annually. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
At October 31, 2022, the Fund, for federal income tax purposes, had deferred capital losses of $544,665,987 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at October 31, 2022, $67,087,023 are short-term and $477,578,964 are long-term.
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate as a percentage of the Fund’s average daily net assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser and receive an advisory fee as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $1 billion	0.5750%
$1 billion but less than $2 billion	0.5250%
$2 billion but less than $5 billion	0.4900%
$5 billion but less than $10 billion	0.4600%
$10 billion but less than $15 billion	0.4350%
$15 billion but less than $20 billion	0.4150%
$20 billion but less than $25 billion	0.4000%
$25 billion and over	0.3900%
For the six months ended April 30, 2023, the Fund incurred no investment adviser fee on such assets. To the extent that the Fund’s assets are invested in the Portfolio, the Fund is allocated its share of the Portfolio’s investment adviser fee. The Portfolio has engaged Boston Management and Research (BMR) to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. The administration fee is earned by EVM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For six months ended April 30, 2023, the administration fee amounted to $4,536,714. EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2023, EVM earned $126,250 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund's principal underwriter, received $23,844 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2023. The Fund was informed that Morgan Stanley affiliated broker-dealers, which may be deemed to be affiliates of EVM, BMR and EVD, also received a portion of the sales charge on sales of Class A shares for the six months ended April 30, 2023 in the amount of $5,490. EVD also received distribution and service fees from Advisers Class, Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).
Trustees and officers of the Fund who are members of EVM’s or BMR's organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.
4  Distribution Plans
The Fund has in effect distribution plans for Advisers Class shares and Class A shares (Advisers/Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Advisers/Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Advisers Class and Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2023 amounted to $84,994 for Advisers Class shares and $846,741 for Class A shares.
16

Eaton Vance
Floating-Rate Fund
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2023, the Fund paid or accrued to EVD $410,235 for Class C shares.
Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2023 amounted to $136,745 for Class C shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 0.75% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended April 30, 2023, the Fund was informed that EVD received approximately $11,000 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A shareholders.
6  Investment Transactions
For the six months ended April 30, 2023, increases and decreases in the Fund's investment in the Portfolio aggregated $85,165,355 and $2,086,510,370, respectively.
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions for all periods presented, were as follows:
	Six Months Ended April 30, 2023 (Unaudited)		Year Ended October 31, 2022
	Shares	Amount	Shares	Amount
Advisers Class
Sales	239,749	$ 1,978,128	3,644,668	$ 31,551,820
Issued to shareholders electing to receive payments of distributions in Fund shares	301,858	2,496,582	554,744	4,711,807
Redemptions	(2,179,476)	(17,958,818)	(12,641,510)	(106,805,501)
Net decrease	(1,637,869)	$ (13,484,108)	(8,442,098)	$ (70,541,874)
Class A
Sales	7,303,633	$ 62,438,534	25,542,048	$ 226,746,300
Issued to shareholders electing to receive payments of distributions in Fund shares	2,536,845	21,714,681	2,944,032	25,655,161
Redemptions	(19,856,997)	(169,609,361)	(26,921,633)	(236,781,119)
Net increase (decrease)	(10,016,519)	$ (85,456,146)	1,564,447	$ 15,620,342
17

Eaton Vance
Floating-Rate Fund
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

	Six Months Ended April 30, 2023 (Unaudited)		Year Ended October 31, 2022
	Shares	Amount	Shares	Amount
Class C
Sales	636,767	$ 5,243,109	4,108,247	$ 35,372,450
Issued to shareholders electing to receive payments of distributions in Fund shares	378,105	3,123,557	419,546	3,528,094
Redemptions	(3,193,013)	(26,355,512)	(5,477,117)	(46,559,817)
Net decrease	(2,178,141)	$ (17,988,846)	(949,324)	$ (7,659,273)
Class I
Sales	77,503,397	$ 640,015,768	382,492,826	$ 3,292,754,189
Issued to shareholders electing to receive payments of distributions in Fund shares	17,146,177	141,908,806	24,345,368	205,385,574
Redemptions	(311,814,535)	(2,577,625,646)	(439,558,448)	(3,703,140,149)
Net decrease	(217,164,961)	$(1,795,701,072)	(32,720,254)	$ (205,000,386)
Class R6
Sales	41,820,492	$ 346,936,646	53,221,812	$ 460,319,638
Issued to shareholders electing to receive payments of distributions in Fund shares	1,761,971	14,599,122	2,148,153	18,135,563
Redemptions	(24,630,993)	(203,644,795)	(60,111,113)	(507,261,852)
Net increase (decrease)	18,951,470	$ 157,890,973	(4,741,148)	$ (28,806,651)
18

Eaton Vance
Floating Rate Portfolio
April 30, 2023
Portfolio of Investments (Unaudited)

Asset-Backed Securities — 4.6%
Security	Principal Amount (000's omitted)	Value
Alinea CLO, Ltd.:
Series 2018-1A, Class D, 8.35%, (3 mo. USD LIBOR + 3.10%), 7/20/31(1)(2)	$2,500	$ 2,330,332
Series 2018-1A, Class E, 11.25%, (3 mo. USD LIBOR + 6.00%), 7/20/31(1)(2)	3,000	2,551,575
AMMC CLO 15, Ltd., Series 2014-15A, Class ERR, 12.17%, (3 mo. USD LIBOR + 6.91%), 1/15/32(1)(2)	5,000	4,256,030
AMMC CLO XII, Ltd., Series 2013-12A, Class ER, 11.039%, (3 mo. USD LIBOR + 6.18%), 11/10/30(1)(2)	3,525	2,809,581
Apidos CLO XX, Series 2015-20A, Class DR, 10.96%, (3 mo. USD LIBOR + 5.70%), 7/16/31(1)(2)	2,375	2,115,543
Ares LVlll CLO, Ltd., Series 2020-58A, Class ER, 11.686%, (3 mo. SOFR + 6.70%), 1/15/35(1)(2)	3,000	2,641,647
Ares XLIX CLO, Ltd.:
Series 2018-49A, Class D, 8.273%, (3 mo. USD LIBOR + 3.00%), 7/22/30(1)(2)	2,500	2,323,337
Series 2018-49A, Class E, 10.973%, (3 mo. USD LIBOR + 5.70%), 7/22/30(1)(2)	3,500	3,020,779
Ares XXXIIR CLO, Ltd., Series 2014-32RA, Class C, 7.764%, (3 mo. USD LIBOR + 2.90%), 5/15/30(1)(2)	5,000	4,571,150
Ares XXXVR CLO, Ltd., Series 2015-35RA, Class E, 10.96%, (3 mo. USD LIBOR + 5.70%), 7/15/30(1)(2)	4,000	3,312,497
Babson CLO, Ltd.:
Series 2015-1A, Class DR, 7.85%, (3 mo. USD LIBOR + 2.60%), 1/20/31(1)(2)	2,500	2,226,098
Series 2018-1A, Class C, 7.86%, (3 mo. USD LIBOR + 2.60%), 4/15/31(1)(2)	3,500	3,111,440
Bain Capital Credit CLO, Ltd.:
Series 2018-1A, Class D, 7.973%, (3 mo. USD LIBOR + 2.70%), 4/23/31(1)(2)	5,000	4,449,929
Series 2018-1A, Class E, 10.623%, (3 mo. USD LIBOR + 5.35%), 4/23/31(1)(2)	3,000	2,406,765
Battalion CLO XXII, Ltd., Series 2021-22A, Class E, 12.20%, (3 mo. USD LIBOR + 6.95%), 1/20/35(1)(2)	1,750	1,436,244
Battalion CLO XXIII, Ltd., Series 2022-23A, Class D, 8.936%, (3 mo. SOFR + 3.95%), 5/19/36(1)(2)	3,500	3,225,292
Benefit Street Partners CLO V-B, Ltd.:
Series 2018-5BA, Class C, 8.18%, (3 mo. USD LIBOR + 2.93%), 4/20/31(1)(2)	5,000	4,523,037
Series 2018-5BA, Class D, 11.20%, (3 mo. USD LIBOR + 5.95%), 4/20/31(1)(2)	3,500	3,092,484
Benefit Street Partners CLO VIII, Ltd., Series 2015-8A, Class DR, 10.85%, (3 mo. USD LIBOR + 5.60%), 1/20/31(1)(2)	5,401	4,318,003
Security	Principal Amount (000's omitted)	Value
Benefit Street Partners CLO XIV, Ltd., Series 2018-14A, Class D, 7.85%, (3 mo. USD LIBOR + 2.60%), 4/20/31(1)(2)	$1,500	$ 1,345,261
Benefit Street Partners CLO XVI, Ltd., Series 2018-16A, Class E, 11.96%, (3 mo. USD LIBOR + 6.70%), 1/17/32(1)(2)	2,250	2,056,182
Benefit Street Partners CLO XVII, Ltd., Series 2019-17A, Class ER, 11.61%, (3 mo. USD LIBOR + 6.35%), 7/15/32(1)(2)	1,750	1,607,811
Benefit Street Partners CLO XXII, Ltd., Series 2020-22A, Class ER, 11.979%, (3 mo. SOFR + 6.93%), 4/20/35(1)(2)	1,000	938,099
Benefit Street Partners CLO XXV, Ltd., Series 2021-25A, Class E, 12.11%, (3 mo. USD LIBOR + 6.85%), 1/15/35(1)(2)	3,000	2,839,470
Betony CLO 2, Ltd.:
Series 2018-1A, Class C, 8.199%, (3 mo. USD LIBOR + 2.90%), 4/30/31(1)(2)	2,500	2,340,442
Series 2018-1A, Class D, 10.949%, (3 mo. USD LIBOR + 5.65%), 4/30/31(1)(2)	4,450	3,829,313
BlueMountain CLO XXIV, Ltd., Series 2019-24A, Class ER, 12.09%, (3 mo. USD LIBOR + 6.84%), 4/20/34(1)(2)	1,000	897,426
BlueMountain CLO XXVI, Ltd., Series 2019-26A, Class ER, 12.38%, (3 mo. USD LIBOR + 7.13%), 10/20/34(1)(2)	3,000	2,830,428
BlueMountain CLO XXX, Ltd., Series 2020-30A, Class ER, 11.686%, (3 mo. SOFR + 6.70%), 4/15/35(1)(2)	2,000	1,736,656
BlueMountain CLO XXXIII, Ltd., Series 2021-33A, Class E, 11.745%, (3 mo. USD LIBOR + 6.83%), 11/20/34(1)(2)	2,500	2,330,272
BlueMountain CLO XXXV, Ltd., Series 2022-35A, Class E, 12.821%, (3 mo. SOFR + 7.75%), 7/22/35(1)(2)	2,000	1,920,356
BlueMountain CLO, Ltd.:
Series 2016-3A, Class DR, 7.964%, (3 mo. USD LIBOR + 3.10%), 11/15/30(1)(2)	1,500	1,333,716
Series 2016-3A, Class ER, 10.814%, (3 mo. USD LIBOR + 5.95%), 11/15/30(1)(2)	1,500	1,211,859
Series 2018-1A, Class D, 8.349%, (3 mo. USD LIBOR + 3.05%), 7/30/30(1)(2)	2,500	2,112,523
Series 2018-1A, Class E, 11.249%, (3 mo. USD LIBOR + 5.95%), 7/30/30(1)(2)	2,000	1,547,639
Bryant Park Funding, Ltd., Series 2023-20A, Class D, (3 mo. SOFR + 6.09%), 7/15/36(1)(3)	3,500	3,465,000
Canyon Capital CLO, Ltd.:
Series 2012-1RA, Class E, 10.96%, (3 mo. USD LIBOR + 5.70%), 7/15/30(1)(2)	4,875	4,014,976
Series 2016-1A, Class ER, 11.01%, (3 mo. USD LIBOR + 5.75%), 7/15/31(1)(2)	4,000	3,217,550
Series 2016-2A, Class ER, 11.26%, (3 mo. USD LIBOR + 6.00%), 10/15/31(1)(2)	4,500	3,637,586

19
See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Canyon Capital CLO, Ltd.: (continued)
Series 2017-1A, Class E, 11.51%, (3 mo. USD LIBOR + 6.25%), 7/15/30(1)(2)	$3,250	$ 2,719,508
Series 2018-1A, Class D, 8.16%, (3 mo. USD LIBOR + 2.90%), 7/15/31(1)(2)	3,000	2,699,309
Series 2018-1A, Class E, 11.01%, (3 mo. USD LIBOR + 5.75%), 7/15/31(1)(2)	2,750	2,212,837
Series 2019-2A, Class ER, 12.01%, (3 mo. USD LIBOR + 6.75%), 10/15/34(1)(2)	1,500	1,377,101
Carlyle CLO C17, Ltd.:
Series C17A, Class CR, 8.099%, (3 mo. USD LIBOR + 2.80%), 4/30/31(1)(2)	5,000	4,649,897
Series C17A, Class DR, 11.299%, (3 mo. USD LIBOR + 6.00%), 4/30/31(1)(2)	3,500	2,963,709
Carlyle Global Market Strategies CLO, Ltd.:
Series 2012-3A, Class CR2, 8.751%, (3 mo. USD LIBOR + 3.50%), 1/14/32(1)(2)	2,500	2,243,209
Series 2012-3A, Class DR2, 11.751%, (3 mo. USD LIBOR + 6.50%), 1/14/32(1)(2)	1,500	1,225,802
Series 2014-3RA, Class C, 8.242%, (3 mo. USD LIBOR + 2.95%), 7/27/31(1)(2)	1,000	891,016
Series 2014-3RA, Class D, 10.692%, (3 mo. USD LIBOR + 5.40%), 7/27/31(1)(2)	2,150	1,737,165
Series 2014-4RA, Class C, 8.16%, (3 mo. USD LIBOR + 2.90%), 7/15/30(1)(2)	2,000	1,773,536
Series 2014-4RA, Class D, 10.91%, (3 mo. USD LIBOR + 5.65%), 7/15/30(1)(2)	3,500	2,836,630
Carlyle US CLO, Ltd., Series 2019-4A, Class DR, 11.586%, (3 mo. SOFR + 6.60%), 4/15/35(1)(2)	3,000	2,640,198
CarVal CLO IV, Ltd., Series 2021-1A, Class E, 11.85%, (3 mo. USD LIBOR + 6.60%), 7/20/34(1)(2)	1,000	931,771
CIFC Funding, Ltd., Series 2022-4A, Class D, 8.536%, (3 mo. SOFR + 3.55%), 7/16/35(1)(2)	1,750	1,640,702
Dryden CLO, Ltd.:
Series 2018-55A, Class D, 8.11%, (3 mo. USD LIBOR + 2.85%), 4/15/31(1)(2)	1,500	1,324,530
Series 2018-55A, Class E, 10.66%, (3 mo. USD LIBOR + 5.40%), 4/15/31(1)(2)	2,000	1,744,206
Series 2022-112A, Class E, 12.541%, (3 mo. SOFR + 7.78%), 8/15/34(1)(2)	2,000	1,940,168
Dryden Senior Loan Fund:
Series 2015-41A, Class DR, 7.86%, (3 mo. USD LIBOR + 2.60%), 4/15/31(1)(2)	5,000	4,577,077
Series 2015-41A, Class ER, 10.56%, (3 mo. USD LIBOR + 5.30%), 4/15/31(1)(2)	1,268	1,027,839
Series 2016-42A, Class DR, 8.19%, (3 mo. USD LIBOR + 2.93%), 7/15/30(1)(2)	2,500	2,308,428
Series 2016-42A, Class ER, 10.81%, (3 mo. USD LIBOR + 5.55%), 7/15/30(1)(2)	3,500	2,859,753
Elmwood CLO 14, Ltd., Series 2022-1A, Class E, 11.399%, (3 mo. SOFR + 6.35%), 4/20/35(1)(2)	1,950	1,817,264
Elmwood CLO 17, Ltd., Series 2022-4A, Class E, 12.136%, (3 mo. SOFR + 7.15%), 7/17/35(1)(2)	2,250	2,149,979
Security	Principal Amount (000's omitted)	Value
Galaxy 31 CLO, Ltd., Series 2023-31A, Class D, 10.031%, (3 mo. SOFR + 5.25%), 4/15/36(1)(2)	$1,750	$ 1,738,265
Galaxy XV CLO, Ltd., Series 2013-15A, Class ER, 11.905%, (3 mo. USD LIBOR + 6.65%), 10/15/30(1)(2)	2,500	2,116,434
Galaxy XXV CLO, Ltd.:
Series 2018-25A, Class D, 8.355%, (3 mo. USD LIBOR + 3.10%), 10/25/31(1)(2)	2,500	2,291,357
Series 2018-25A, Class E, 11.205%, (3 mo. USD LIBOR + 5.95%), 10/25/31(1)(2)	3,500	3,108,372
Golub Capital Partners CLO 22B, Ltd., Series 2015-22A, Class ER, 11.25%, (3 mo. USD LIBOR + 6.00%), 1/20/31(1)(2)	2,500	2,107,522
Golub Capital Partners CLO 37B, Ltd.:
Series 2018-37A, Class D, 8.55%, (3 mo. USD LIBOR + 3.30%), 7/20/30(1)(2)	4,000	3,642,015
Series 2018-37A, Class E, 11.00%, (3 mo. USD LIBOR + 5.75%), 7/20/30(1)(2)	4,750	4,530,396
Golub Capital Partners CLO 53B, Ltd., Series 2021-53A, Class E, 11.95%, (3 mo. USD LIBOR + 6.70%), 7/20/34(1)(2)	1,250	1,132,895
Golub Capital Partners CLO 58B, Ltd., Series 2021-58A, Class E, 12.065%, (3 mo. USD LIBOR + 6.81%), 1/25/35(1)(2)	2,500	2,240,997
Halseypoint CLO 5, Ltd., Series 2021-5A, Class E, 12.239%, (3 mo. USD LIBOR + 6.94%), 1/30/35(1)(2)	2,000	1,858,328
Harriman Park CLO, Ltd., Series 2020-1A, Class ER, 11.65%, (3 mo. USD LIBOR + 6.40%), 4/20/34(1)(2)	1,000	927,338
ICG US CLO, Ltd.:
Series 2018-2A, Class D, 8.373%, (3 mo. USD LIBOR + 3.10%), 7/22/31(1)(2)	2,000	1,759,504
Series 2018-2A, Class E, 11.023%, (3 mo. USD LIBOR + 5.75%), 7/22/31(1)(2)	3,000	2,192,656
Madison Park Funding LIX, Ltd., Series 2021-59A, Class E, 11.862%, (3 mo. USD LIBOR + 6.60%), 1/18/34(1)(2)	1,450	1,359,158
Madison Park Funding XXV, Ltd., Series 2017-25A, Class D, 11.355%, (3 mo. USD LIBOR + 6.10%), 4/25/29(1)(2)	1,500	1,374,489
Madison Park Funding XXXVI, Ltd., Series 2019-36A, Class ER, 12.036%, (3 mo. SOFR + 7.05%), 4/15/35(1)(2)	2,500	2,361,730
Marble Point CLO XXIV, Ltd., Series 2022-1A, Class D1, 9.289%, (3 mo. SOFR + 4.24%), 4/20/35(1)(2)	2,000	1,867,082
Neuberger Berman CLO XXII, Ltd.:
Series 2016-22A, Class DR, 8.36%, (3 mo. USD LIBOR + 3.10%), 10/17/30(1)(2)	2,500	2,340,391
Series 2016-22A, Class ER, 11.32%, (3 mo. USD LIBOR + 6.06%), 10/17/30(1)(2)	3,000	2,654,338

20
See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Neuberger Berman Loan Advisers CLO 28, Ltd., Series 2018-28A, Class E, 10.85%, (3 mo. USD LIBOR + 5.60%), 4/20/30(1)(2)	$1,950	$ 1,734,006
Neuberger Berman Loan Advisers CLO 30, Ltd.:
Series 2018-30A, Class DR, 8.10%, (3 mo. USD LIBOR + 2.85%), 1/20/31(1)(2)	2,500	2,335,770
Series 2018-30A, Class ER, 11.45%, (3 mo. USD LIBOR + 6.20%), 1/20/31(1)(2)	1,000	914,537
Neuberger Berman Loan Advisers CLO 48, Ltd., Series 2022-48A, Class E, 11.568%, (3 mo. SOFR + 6.50%), 4/25/36(1)(2)	3,200	2,937,011
OCP CLO, Ltd.:
Series 2022-24A, Class D, 8.849%, (3 mo. SOFR + 3.80%), 7/20/35(1)(2)	500	464,128
Series 2022-24A, Class E, 12.469%, (3 mo. SOFR + 7.42%), 7/20/35(1)(2)	1,000	913,315
Palmer Square CLO, Ltd.:
Series 2013-2A, Class DRR, 11.11%, (3 mo. USD LIBOR + 5.85%), 10/17/31(1)(2)	3,000	2,715,144
Series 2015-1A, Class DR4, 11.415%, (3 mo. USD LIBOR + 6.50%), 5/21/34(1)(2)	2,000	1,708,728
Series 2018-1A, Class C, 7.762%, (3 mo. USD LIBOR + 2.50%), 4/18/31(1)(2)	3,000	2,812,464
Series 2018-1A, Class D, 10.412%, (3 mo. USD LIBOR + 5.15%), 4/18/31(1)(2)	2,000	1,775,029
Series 2018-2A, Class D, 10.86%, (3 mo. USD LIBOR + 5.60%), 7/16/31(1)(2)	2,000	1,804,678
Series 2021-2A, Class E, 11.61%, (3 mo. USD LIBOR + 6.35%), 7/15/34(1)(2)	1,000	944,246
Series 2022-1A, Class E, 11.399%, (3 mo. SOFR + 6.35%), 4/20/35(1)(2)	2,000	1,842,394
Series 2022-3A, Class E, 13.029%, (3 mo. SOFR + 7.98%), 7/20/35(1)(2)	2,250	2,227,601
RAD CLO 5, Ltd., Series 2019-5A, Class E, 11.973%, (3 mo. USD LIBOR + 6.70%), 7/24/32(1)(2)	1,250	1,091,344
RAD CLO 14, Ltd., Series 2021-14A, Class E, 11.76%, (3 mo. USD LIBOR + 6.50%), 1/15/35(1)(2)	950	861,914
Regatta XIII Funding, Ltd.:
Series 2018-2A, Class C, 8.36%, (3 mo. USD LIBOR + 3.10%), 7/15/31(1)(2)	2,500	2,279,285
Series 2018-2A, Class D, 11.21%, (3 mo. USD LIBOR + 5.95%), 7/15/31(1)(2)	5,000	4,097,782
Regatta XIV Funding, Ltd.:
Series 2018-3A, Class D, 8.455%, (3 mo. USD LIBOR + 3.20%), 10/25/31(1)(2)	2,500	2,283,199
Series 2018-3A, Class E, 11.205%, (3 mo. USD LIBOR + 5.95%), 10/25/31(1)(2)	2,000	1,694,923
Regatta XV Funding, Ltd., Series 2018-4A, Class D, 11.755%, (3 mo. USD LIBOR + 6.50%), 10/25/31(1)(2)	2,875	2,466,581
Symphony CLO, Ltd., Series 2022-37A, Class D1, 9.676%, (3 mo. SOFR + 5.43%), 10/20/34(1)(2)	2,500	2,492,962
Security	Principal Amount (000's omitted)	Value
Upland CLO, Ltd.:
Series 2016-1A, Class CR, 8.15%, (3 mo. USD LIBOR + 2.90%), 4/20/31(1)(2)	$4,500	$ 4,168,909
Series 2016-1A, Class DR, 11.15%, (3 mo. USD LIBOR + 5.90%), 4/20/31(1)(2)	4,625	3,948,644
Vibrant CLO IX, Ltd.:
Series 2018-9A, Class C, 8.51%, (3 mo. SOFR + 3.46%), 7/20/31(1)(2)	2,500	2,158,458
Series 2018-9A, Class D, 11.56%, (3 mo. SOFR + 6.51%), 7/20/31(1)(2)	3,500	2,589,514
Vibrant CLO X, Ltd.:
Series 2018-10A, Class C, 8.56%, (3 mo. SOFR + 3.51%), 10/20/31(1)(2)	5,000	4,342,012
Series 2018-10A, Class D, 11.50%, (3 mo. SOFR + 6.45%), 10/20/31(1)(2)	5,000	3,888,903
Voya CLO, Ltd.:
Series 2015-3A, Class CR, 8.46%, (3 mo. SOFR + 3.41%), 10/20/31(1)(2)	2,500	2,076,084
Series 2015-3A, Class DR, 11.51%, (3 mo. SOFR + 6.46%), 10/20/31(1)(2)	5,500	4,127,435
Series 2016-3A, Class CR, 8.512%, (3 mo. USD LIBOR + 3.25%), 10/18/31(1)(2)	2,000	1,711,971
Series 2016-3A, Class DR, 11.342%, (3 mo. USD LIBOR + 6.08%), 10/18/31(1)(2)	2,375	1,704,293
Series 2018-2A, Class E, 10.51%, (3 mo. USD LIBOR + 5.25%), 7/15/31(1)(2)	2,500	2,008,248
Webster Park CLO, Ltd.:
Series 2015-1A, Class CR, 8.15%, (3 mo. USD LIBOR + 2.90%), 7/20/30(1)(2)	2,000	1,843,301
Series 2015-1A, Class DR, 10.75%, (3 mo. USD LIBOR + 5.50%), 7/20/30(1)(2)	2,500	2,098,162
Wellfleet CLO, Ltd.:
Series 2021-1A, Class D, 8.75%, (3 mo. USD LIBOR + 3.50%), 4/20/34(1)(2)	1,200	1,040,771
Series 2021-3A, Class E, 12.36%, (3 mo. USD LIBOR + 7.10%), 1/15/35(1)(2)	950	810,867
Series 2022-1A, Class D, 9.126%, (3 mo. SOFR + 4.14%), 4/15/34(1)(2)	1,000	929,625
Series 2022-1A, Class E, 12.846%, (3 mo. SOFR + 7.86%), 4/15/34(1)(2)	2,000	1,789,022
Total Asset-Backed Securities (identified cost $319,955,975)		$ 281,462,489

Common Stocks — 0.5%
Security	Shares	Value
Aerospace and Defense — 0.2%
IAP Global Services, LLC(4)(5)(6)(7)	950	$ 4,258,603
IAP Global Services, LLC(4)(5)(6)	1,627	7,293,418
		$ 11,552,021

21
See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Containers and Glass Products — 0.0%(8)
LG Newco Holdco, Inc., Class A(6)(7)	250,979	$ 2,258,811
		$ 2,258,811
Electronics/Electrical — 0.0%(8)
Skillsoft Corp.(6)(7)	893,525	$ 1,099,036
		$ 1,099,036
Health Care — 0.0%
Akorn Holding Company, LLC, Class A(5)(6)(7)	705,631	$ 0
		$ 0
Investment Companies — 0.0%(8)
Aegletes B.V.(6)(7)	116,244	$ 678,086
Jubilee Topco, Ltd., Class A(5)(6)(7)	2,897,167	0
		$ 678,086
Nonferrous Metals/Minerals — 0.1%
ACNR Holdings, Inc., Class A(6)(7)	36,829	$ 3,397,475
		$ 3,397,475
Oil and Gas — 0.0%(8)
AFG Holdings, Inc.(5)(6)(7)	498,342	$ 1,490,043
McDermott International, Ltd.(6)(7)	1,013,850	434,637
QuarterNorth Energy, Inc.(7)	4,707	656,921
		$ 2,581,601
Radio and Television — 0.1%
Clear Channel Outdoor Holdings, Inc.(6)(7)	1,204,044	$ 1,529,136
Cumulus Media, Inc., Class A(6)(7)	644,574	2,265,677
iHeartMedia, Inc., Class A(6)(7)	512,034	1,776,758
		$ 5,571,571
Retailers (Except Food and Drug) — 0.0%(8)
David’s Bridal, LLC(5)(6)(7)	272,023	$ 0
Phillips Pet Holding Corp.(5)(6)(7)	2,590	196,185
		$ 196,185
Telecommunications — 0.1%
GEE Acquisition Holdings Corp.(5)(6)(7)	364,650	$ 3,518,873
		$ 3,518,873
Security	Shares	Value
Utilities — 0.0%(8)
Longview Intermediate Holdings, LLC, Class A(7)	149,459	$ 1,206,134
		$ 1,206,134
Total Common Stocks (identified cost $84,985,189)		$ 32,059,793

Corporate Bonds — 8.6%
Security	Principal Amount (000's omitted)	Value
Aerospace and Defense — 0.1%
TransDigm, Inc.:
6.25%, 3/15/26(1)	1,500	$ 1,509,438
6.75%, 8/15/28(1)	3,175	3,228,312
		$ 4,737,750
Air Transport — 0.6%
American Airlines, Inc./AAdvantage Loyalty IP, Ltd.:
5.50%, 4/20/26(1)	17,175	$ 16,885,495
5.75%, 4/20/29(1)	12,875	12,251,530
United Airlines, Inc.:
4.375%, 4/15/26(1)	4,625	4,422,537
4.625%, 4/15/29(1)	4,625	4,190,605
		$ 37,750,167
Automotive — 0.1%
Adient Global Holdings, Ltd., 7.00%, 4/15/28(1)	2,175	$ 2,232,857
Clarios Global, L.P., 6.75%, 5/15/25(1)	1,890	1,895,317
Clarios Global, L.P./Clarios US Finance Co., 6.25%, 5/15/26(1)	3,893	3,879,365
		$ 8,007,539
Building and Development — 0.1%
Cushman & Wakefield U.S. Borrower, LLC, 6.75%, 5/15/28(1)	3,150	$ 2,943,722
Winnebago Industries, Inc., 6.25%, 7/15/28(1)	900	871,700
		$ 3,815,422
Business Equipment and Services — 0.9%
Allied Universal Holdco, LLC/Allied Universal Finance Corp., 6.625%, 7/15/26(1)	2,075	$ 2,002,990
Allied Universal Holdco, LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.a.r.l.:
4.625%, 6/1/28(1)	12,475	10,872,150
4.625%, 6/1/28(1)	23,725	20,635,054

22
See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Business Equipment and Services (continued)
Prime Security Services Borrower, LLC/Prime Finance, Inc.:
5.25%, 4/15/24(1)		7,900	$ 7,872,931
5.75%, 4/15/26(1)		15,225	15,129,745
			$ 56,512,870
Chemicals — 0.2%
Cheever Escrow Issuer, LLC, 7.125%, 10/1/27(1)		925	$ 882,799
INEOS Finance PLC, 3.375%, 3/31/26(1)	EUR	1,250	1,280,976
INEOS Quattro Finance 2 PLC, 3.375%, 1/15/26(1)		3,050	2,801,547
Olympus Water US Holding Corp., 4.25%, 10/1/28(1)		9,350	7,984,900
			$ 12,950,222
Commercial Services — 0.2%
Neptune Bidco U.S., Inc., 9.29%, 4/15/29(1)		13,300	$ 12,530,927
			$ 12,530,927
Communications Equipment — 0.1%
CommScope, Inc., 4.75%, 9/1/29(1)		6,650	$ 5,376,167
			$ 5,376,167
Containers & Packaging — 0.2%
Clydesdale Acquisition Holdings, Inc., 6.625%, 4/15/29(1)		2,300	$ 2,259,685
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer, LLC:
4.00%, 10/15/27(1)		5,150	4,641,463
4.375%, 10/15/28(1)		9,125	8,044,189
			$ 14,945,337
Diversified Financial Services — 0.2%
AG Issuer, LLC, 6.25%, 3/1/28(1)		8,075	$ 7,514,151
AG TTMT Escrow Issuer, LLC, 8.625%, 9/30/27(1)		2,925	3,009,898
NFP Corp., 7.50%, 10/1/30(1)		2,925	2,869,564
			$ 13,393,613
Diversified Telecommunication Services — 1.1%
Altice France S.A.:
5.125%, 1/15/29(1)		1,300	$ 961,907
5.125%, 7/15/29(1)		57,625	42,656,947
5.50%, 10/15/29(1)		6,455	4,837,898
Level 3 Financing, Inc., 3.875%, 11/15/29(1)		11,225	8,207,908
Virgin Media Secured Finance PLC, 4.50%, 8/15/30(1)		6,500	5,574,810
Zayo Group Holdings, Inc., 4.00%, 3/1/27(1)		4,000	3,032,908
			$ 65,272,378
Security	Principal Amount (000's omitted)	Value
Drugs — 0.1%
Jazz Securities DAC, 4.375%, 1/15/29(1)	9,150	$ 8,418,275
		$ 8,418,275
Ecological Services and Equipment — 0.1%
GFL Environmental, Inc., 4.25%, 6/1/25(1)	5,300	$ 5,163,181
		$ 5,163,181
Electronics/Electrical — 0.4%
GoTo Group, Inc., 5.50%, 9/1/27(1)	10,760	$ 6,068,694
Imola Merger Corp., 4.75%, 5/15/29(1)	18,175	15,758,755
		$ 21,827,449
Entertainment — 0.2%
AMC Entertainment Holdings, Inc., 7.50%, 2/15/29(1)	8,700	$ 6,315,678
Live Nation Entertainment, Inc., 3.75%, 1/15/28(1)	2,075	1,862,312
Six Flags Theme Parks, Inc., 7.00%, 7/1/25(1)	1,070	1,084,536
		$ 9,262,526
Health Care — 0.6%
Medline Borrower, L.P., 3.875%, 4/1/29(1)	22,800	$ 19,969,453
RP Escrow Issuer, LLC, 5.25%, 12/15/25(1)	2,150	1,510,372
Tenet Healthcare Corp., 4.25%, 6/1/29	15,950	14,647,681
		$ 36,127,506
Hotels, Restaurants & Leisure — 0.5%
Carnival Corp., 4.00%, 8/1/28(1)	34,575	$ 30,006,930
SeaWorld Parks & Entertainment, Inc., 8.75%, 5/1/25(1)	2,125	2,175,278
		$ 32,182,208
Household Products — 0.0%(8)
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc., 5.00%, 12/31/26(1)	1,075	$ 995,891
		$ 995,891
Insurance — 0.0%(8)
Alliant Holdings Intermediate, LLC/Alliant Holdings Co., 4.25%, 10/15/27(1)	700	$ 641,579
		$ 641,579
Internet Software & Services — 0.3%
Arches Buyer, Inc., 4.25%, 6/1/28(1)	6,900	$ 5,945,969

23
See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Internet Software & Services (continued)
Central Parent, Inc./CDK Global, Inc., 7.25%, 6/15/29(1)	13,700	$ 13,578,877
		$ 19,524,846
Leisure Goods/Activities/Movies — 0.4%
Lindblad Expeditions, LLC, 6.75%, 2/15/27(1)	3,300	$ 3,105,026
NCL Corp., Ltd., 5.875%, 2/15/27(1)	22,000	20,773,221
		$ 23,878,247
Machinery — 0.3%
Madison IAQ, LLC, 4.125%, 6/30/28(1)	13,400	$ 11,801,762
TK Elevator U.S. Newco, Inc., 5.25%, 7/15/27(1)	4,150	3,884,427
		$ 15,686,189
Media — 0.5%
Diamond Sports Group, LLC/Diamond Sports Finance Co., 5.375%, 8/15/26(1)(9)	6,753	$ 460,014
iHeartCommunications, Inc.:
4.75%, 1/15/28(1)	2,550	1,988,712
5.25%, 8/15/27(1)	2,125	1,681,255
6.375%, 5/1/26	2,896	2,488,867
8.375%, 5/1/27	5,248	3,468,362
Univision Communications, Inc.:
4.50%, 5/1/29(1)	9,125	7,872,712
7.375%, 6/30/30(1)	11,300	10,854,221
		$ 28,814,143
Oil, Gas & Consumable Fuels — 0.2%
CITGO Petroleum Corporation, 7.00%, 6/15/25(1)	10,525	$ 10,488,163
		$ 10,488,163
Professional Services — 0.1%
CoreLogic, Inc., 4.50%, 5/1/28(1)	5,525	$ 4,522,351
		$ 4,522,351
Real Estate Investment Trusts (REITs) — 0.1%
Park Intermediate Holdings, LLC/PK Domestic Property, LLC/PK Finance Co-Issuer, 5.875%, 10/1/28(1)	6,425	$ 5,932,845
		$ 5,932,845
Security	Principal Amount (000's omitted)	Value
Retail — 0.2%
Fertitta Entertainment, LLC/Fertitta Entertainment Finance Co., Inc., 4.625%, 1/15/29(1)	15,580	$ 13,655,403
		$ 13,655,403
Retailers (Except Food and Drug) — 0.0%(8)
PetSmart, Inc./PetSmart Finance Corp., 4.75%, 2/15/28(1)	1,300	$ 1,230,201
		$ 1,230,201
Software — 0.2%
Boxer Parent Co., Inc., 7.125%, 10/2/25(1)	4,225	$ 4,217,564
Cloud Software Group, Inc., 9.00%, 9/30/29(1)	7,600	6,537,634
		$ 10,755,198
Technology — 0.2%
Clarivate Science Holdings Corp., 3.875%, 7/1/28(1)	11,400	$ 10,271,627
		$ 10,271,627
Telecommunications — 0.2%
LCPR Senior Secured Financing DAC, 5.125%, 7/15/29(1)	9,325	$ 7,997,400
VMED O2 UK Financing I PLC, 4.25%, 1/31/31(1)	8,550	7,096,840
		$ 15,094,240
Trading Companies & Distributors — 0.1%
American Builders & Contractors Supply Co., Inc., 4.00%, 1/15/28(1)	2,975	$ 2,729,076
SRS Distribution, Inc., 4.625%, 7/1/28(1)	4,575	4,034,076
		$ 6,763,152
Utilities — 0.0%(8)
Calpine Corp., 5.25%, 6/1/26(1)	1,109	$ 1,080,179
		$ 1,080,179
Wireless Telecommunication Services — 0.1%
Digicel International Finance, Ltd./Digicel International Holdings, Ltd., 8.75%, 5/25/24(1)	6,325	$ 5,733,992
		$ 5,733,992
Total Corporate Bonds (identified cost $595,846,350)		$ 523,341,783

24
See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Exchange-Traded Funds — 0.3%
Security	Shares	Value
SPDR Blackstone Senior Loan ETF	426,000	$ 17,687,520
Total Exchange-Traded Funds (identified cost $19,593,026)		$ 17,687,520

Preferred Stocks — 0.2%
Security	Shares	Value
Financial Services — 0.0%
DBI Investors, Inc., Series A-1(5)(6)(7)	13,348	$ 0
		$ 0
Nonferrous Metals/Minerals — 0.2%
ACNR Holdings, Inc., 15.00% (PIK)(6)(7)	17,394	$ 9,740,640
		$ 9,740,640
Retailers (Except Food and Drug) — 0.0%
David’s Bridal, LLC:
Series A, 8.00% (PIK)(5)(6)(7)	7,852	$ 0
Series B, 10.00% (PIK)(5)(6)(7)	31,998	0
		$ 0
Total Preferred Stocks (identified cost $2,590,558)		$ 9,740,640

Senior Floating-Rate Loans — 79.4%(10)
Borrower/Description	Principal Amount* (000's omitted)		Value
Aerospace and Defense — 1.7%
Aernnova Aerospace S.A.U.:
Term Loan, 5.436%, (6 mo. EURIBOR + 3.00%), 2/26/27	EUR	4,656	$ 4,848,402
Term Loan, 5.625%, (6 mo. EURIBOR + 3.00%), 2/26/27	EUR	1,194	1,243,180
AI Convoy (Luxembourg) S.a.r.l., Term Loan, 7.078%, (6 mo. EURIBOR + 3.50%), 1/18/27	EUR	3,850	4,008,989
Dynasty Acquisition Co., Inc.:
Term Loan, 8.582%, (SOFR + 3.50%), 4/6/26		13,962	13,736,926
Term Loan, 8.582%, (SOFR + 3.50%), 4/6/26		7,509	7,388,122
IAP Worldwide Services, Inc., Term Loan - Second Lien, 11.659%, (3 mo. USD LIBOR + 6.50%), 7/18/23(5)		6,730	5,337,958
TransDigm, Inc.:
Term Loan, 8.148%, (SOFR + 3.25%), 2/22/27		27,682	27,759,185
Term Loan, 8.148%, (SOFR + 3.25%), 8/24/28		16,123	16,134,997
Borrower/Description	Principal Amount* (000's omitted)		Value
Aerospace and Defense (continued)
WP CPP Holdings, LLC, Term Loan, 9.03%, (3 mo. USD LIBOR + 3.75%), 4/30/25		27,239	$ 25,059,910
			$ 105,517,669
Airlines — 0.5%
American Airlines, Inc., Term Loan, 10.00%, (3 mo. USD LIBOR + 4.75%), 4/20/28		27,625	$ 27,859,813
			$ 27,859,813
Apparel & Luxury Goods — 0.1%
Hanesbrands, Inc., Term Loan, 8.732%, (SOFR + 3.75%), 3/8/30		4,575	$ 4,557,844
			$ 4,557,844
Auto Components — 1.7%
Adient US, LLC, Term Loan, 8.268%, (1 mo. USD LIBOR + 3.25%), 4/10/28		5,523	$ 5,530,657
Clarios Global, L.P., Term Loan, 6.265%, (1 mo. EURIBOR + 3.25%), 4/30/26	EUR	24,804	27,053,743
DexKo Global, Inc.:
Term Loan, 6.765%, (3 mo. EURIBOR + 3.75%), 10/4/28	EUR	1,012	1,025,491
Term Loan, 6.765%, (3 mo. EURIBOR + 3.75%), 10/4/28	EUR	3,272	3,314,299
Term Loan, 6.765%, (3 mo. EURIBOR + 3.75%), 10/4/28	EUR	6,291	6,373,317
Term Loan, 8.909%, (3 mo. USD LIBOR + 3.75%), 10/4/28		13,439	12,834,484
Garrett LX I S.a.r.l., Term Loan, 6.742%, (3 mo. EURIBOR + 3.50%), 4/30/28	EUR	15,900	17,213,613
Garrett Motion, Inc., Term Loan, 4/28/30(11)		11,750	11,412,187
LTI Holdings, Inc., Term Loan, 9.775%, (1 mo. USD LIBOR + 4.75%), 7/24/26		7,080	6,925,312
Truck Hero, Inc., Term Loan, 8.775%, (1 mo. USD LIBOR + 3.75%), 1/31/28		15,273	13,936,525
			$ 105,619,628
Automobiles — 0.9%
Bombardier Recreational Products, Inc., Term Loan, 7.082%, (1 mo. USD LIBOR + 2.00%), 5/24/27		43,385	$ 42,402,450
MajorDrive Holdings IV, LLC, Term Loan, 9.00%, (3 mo. USD LIBOR + 4.00%), 6/1/28		10,458	10,206,177
			$ 52,608,627
Beverages — 0.2%
City Brewing Company, LLC, Term Loan, 8.76%, (3 mo. USD LIBOR + 3.50%), 4/5/28		5,781	$ 2,408,725

25
See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Beverages (continued)
Triton Water Holdings, Inc., Term Loan, 8.659%, (3 mo. USD LIBOR + 3.50%), 3/31/28		11,741	$ 11,160,132
			$ 13,568,857
Biotechnology — 0.4%
Alkermes, Inc., Term Loan, 7.45%, (1 mo. USD LIBOR + 2.50%), 3/12/26		18,271	$ 17,950,981
Alltech, Inc., Term Loan, 9.097%, (SOFR + 4.00%), 10/13/28		4,760	4,617,552
Grifols Worldwide Operations USA, Inc., Term Loan, 7.025%, (1 mo. USD LIBOR + 2.00%), 11/15/27		4,440	4,333,445
			$ 26,901,978
Building Products — 0.8%
Cornerstone Building Brands, Inc., Term Loan, 8.24%, (SOFR + 3.25%), 4/12/28		11,113	$ 10,112,727
CPG International, Inc., Term Loan, 7.582%, (SOFR + 2.50%), 4/28/29		13,706	13,667,583
LHS Borrower, LLC, Term Loan, 9.832%, (SOFR + 4.75%), 2/16/29		9,482	7,443,444
MI Windows and Doors, LLC, Term Loan, 8.582%, (SOFR + 3.50%), 12/18/27		6,578	6,576,737
Oscar AcquisitionCo, LLC, Term Loan, 9.498%, (SOFR + 4.50%), 4/29/29		3,907	3,785,330
Standard Industries, Inc., Term Loan, 7.329%, (SOFR + 2.25%), 9/22/28		8,890	8,878,345
			$ 50,464,166
Capital Markets — 4.0%
Advisor Group, Inc., Term Loan, 9.525%, (1 mo. USD LIBOR + 4.50%), 7/31/26		22,283	$ 22,184,316
AllSpring Buyer, LLC, Term Loan, 8.163%, (3 mo. USD LIBOR + 3.00%), 11/1/28		6,251	6,237,043
Aretec Group, Inc.:
Term Loan, 9.332%, (SOFR + 4.25%), 10/1/25		18,371	18,321,838
Term Loan, 3/8/30(11)		8,875	8,782,549
CeramTec AcquiCo GmbH, Term Loan, 6.448%, (3 mo. EURIBOR + 3.75%), 3/16/29	EUR	12,779	13,649,970
Clipper Acquisitions Corp., Term Loan, 6.608%, (1 mo. USD LIBOR + 1.75%), 3/3/28		11,154	11,098,601
Edelman Financial Center, LLC, Term Loan, 8.775%, (1 mo. USD LIBOR + 3.75%), 4/7/28		13,893	13,481,821
EIG Management Company, LLC, Term Loan, 8.732%, (SOFR + 3.75%), 2/22/25		2,874	2,862,973
FinCo I, LLC, Term Loan, 7.525%, (1 mo. USD LIBOR + 2.50%), 6/27/25		18,666	18,665,865
Borrower/Description	Principal Amount* (000's omitted)		Value
Capital Markets (continued)
Focus Financial Partners, LLC:
Term Loan, 7.482%, (SOFR + 2.50%), 6/30/28		9,928	$ 9,820,652
Term Loan, 8.232%, (SOFR + 3.25%), 6/30/28		17,389	17,309,715
Franklin Square Holdings, L.P., Term Loan, 7.332%, (SOFR + 2.35%), 8/1/25		6,231	6,215,765
Guggenheim Partners, LLC, Term Loan, 8.148%, (SOFR + 3.25%), 12/12/29		19,327	19,311,083
Hudson River Trading, LLC, Term Loan, 8.097%, (SOFR + 3.00%), 3/20/28		25,703	24,206,458
LPL Holdings, Inc., Term Loan, 6.653%, (SOFR + 1.75%), 11/12/26		15,867	15,852,117
Mariner Wealth Advisors, LLC, Term Loan, 8.404%, (SOFR + 3.25%), 8/18/28		13,515	13,227,848
Victory Capital Holdings, Inc.:
Term Loan, 7.287%, (SOFR + 2.25%), 7/1/26		13,437	13,387,665
Term Loan, 7.287%, (SOFR + 2.25%), 12/29/28		6,979	6,922,056
			$ 241,538,335
Chemicals — 4.5%
Axalta Coating Systems Dutch Holding B B.V., Term Loan, 7.898%, (SOFR + 3.00%), 12/20/29		18,739	$ 18,817,809
Chemours Company (The), Term Loan, 5.02%, (3 mo. EURIBOR + 2.00%), 4/3/25	EUR	2,775	3,042,728
Colouroz Investment 1 GmbH:
Term Loan, 7.465%, (3 mo. EURIBOR + 4.25%), 9/21/23	EUR	2,512	1,903,347
Term Loan, 7.466%, (3 mo. EURIBOR + 4.25%), 9/21/23	EUR	27	20,592
CPC Acquisition Corp., Term Loan, 8.91%, (SOFR + 3.75%), 12/29/27		14,714	11,285,543
Flint Group GmbH:
Term Loan, 7.461%, (3 mo. EURIBOR + 4.25%), 9/21/23	EUR	276	208,912
Term Loan, 7.461%, (3 mo. EURIBOR + 4.25%), 9/21/23	EUR	32	24,132
Term Loan, 7.461%, (3 mo. EURIBOR + 4.25%), 9/21/23	EUR	73	54,949
Term Loan, 7.461%, (3 mo. EURIBOR + 4.25%), 9/21/23	EUR	144	108,874
Term Loan, 10.273%, (3 mo. USD LIBOR + 5.00%), 9.523% cash, 0.75% PIK, 9/21/23		1,388	952,554
Flint Group US, LLC, Term Loan, 10.273%, (3 mo. USD LIBOR + 5.00%), 9.523% cash, 0.75% PIK, 9/21/23		8,397	5,762,143
Gemini HDPE, LLC, Term Loan, 8.292%, (3 mo. USD LIBOR + 3.00%), 12/31/27		4,799	4,800,896
GEON Performance Solutions, LLC, Term Loan, 9.659%, (3 mo. USD LIBOR + 4.50%), 8/18/28		5,689	5,649,987

26
See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Chemicals (continued)
Groupe Solmax, Inc., Term Loan, 9.909%, (3 mo. USD LIBOR + 4.75%), 5/29/28		9,440	$ 8,528,243
INEOS Enterprises Holdings II Limited, Term Loan, 5.948%, (3 mo. EURIBOR + 3.25%), 8/31/26	EUR	1,975	2,168,092
INEOS Enterprises Holdings US Finco, LLC, Term Loan, 8.49%, (SOFR + 3.50%), 8/28/26		5,014	4,994,855
INEOS Finance PLC, Term Loan, 5.765%, (1 mo. EURIBOR + 2.75%), 11/8/28	EUR	8,900	9,434,045
INEOS Quattro Holdings UK, Ltd.:
Term Loan, 5.765%, (1 mo. EURIBOR + 2.75%), 1/29/26	EUR	23,150	24,756,480
Term Loan, 7.015%, (1 mo. EURIBOR + 4.00%), 3/14/30	EUR	3,300	3,599,909
Term Loan, 8.832%, (SOFR + 3.75%), 3/14/30		5,000	4,993,750
INEOS Styrolution US Holding, LLC, Term Loan, 7.847%, (1 mo. USD LIBOR + 2.75%), 1/29/26		8,314	8,296,866
INEOS US Finance, LLC:
Term Loan, 7.015%, (1 mo. EURIBOR + 4.00%), 11/8/27	EUR	6,200	6,827,406
Term Loan, 7.582%, (SOFR + 2.50%), 11/8/28		6,183	6,069,431
Term Loan, 8.568%, (SOFR + 3.50%), 2/18/30		9,325	9,323,060
Term Loan, 8.832%, (SOFR + 3.75%), 11/8/27		2,650	2,650,000
Kraton Corporation, Term Loan, 8.544%, (SOFR + 3.25%), 3/15/29		5,643	5,640,884
Kraton Polymers Holdings B.V., Term Loan, 6.25%, (3 mo. EURIBOR + 3.25%), 3/15/29	EUR	4,250	4,575,755
Lonza Group AG:
Term Loan, 7.015%, (3 mo. EURIBOR + 4.00%), 7/3/28	EUR	9,600	9,487,363
Term Loan, 9.159%, (3 mo. USD LIBOR + 4.00%), 7/3/28		17,820	16,497,670
LSF11 Skyscraper Holdco S.a.r.l.:
Term Loan, 6.38%, (1 mo. EURIBOR + 3.50%), 9/29/27	EUR	11,350	12,485,071
Term Loan, 8.525%, (1 mo. USD LIBOR + 3.50%), 9/29/27		4,754	4,749,885
Messer Industries GmbH:
Term Loan, 5.515%, (3 mo. EURIBOR + 2.50%), 3/2/26	EUR	1,744	1,919,547
Term Loan, 7.66%, (SOFR + 2.50%), 3/2/26		8,698	8,696,411
Momentive Performance Materials, Inc., Term Loan, 9.482%, (SOFR + 4.50%), 3/29/28		9,525	9,507,141
Olympus Water US Holding Corporation:
Term Loan, 8.938%, (3 mo. USD LIBOR + 3.75%), 11/9/28		3,967	3,774,815
Term Loan, 9.498%, (SOFR + 4.50%), 11/9/28		5,371	5,162,633
Orion Engineered Carbons GmbH:
Term Loan, 5.515%, (3 mo. EURIBOR + 2.50%), 9/24/28	EUR	1,250	1,365,324
Borrower/Description	Principal Amount* (000's omitted)		Value
Chemicals (continued)
Orion Engineered Carbons GmbH: (continued)
Term Loan, 7.309%, (3 mo. USD LIBOR + 2.15%), 9/24/28		4,457	$ 4,370,768
PQ Corporation, Term Loan, 7.645%, (3 mo. USD LIBOR + 2.50%), 6/9/28		8,712	8,698,592
Rohm Holding GmbH, Term Loan, 10.102%, (3 mo. USD LIBOR + 5.00%), 7/31/26		9,521	8,108,659
SCUR-Alpha 1503 GmbH, Term Loan, 3/30/30(11)		5,550	5,050,500
Spectrum Holdings III Corp., Term Loan, 8.275%, (1 mo. USD LIBOR + 3.25%), 1/31/25		5,501	5,274,558
Tronox Finance, LLC:
Term Loan, 7.275%, (1 mo. USD LIBOR + 2.25%), 3/10/28		11,570	11,416,827
Term Loan, 8.148%, (SOFR + 3.25%), 4/4/29		3,638	3,621,576
			$ 274,678,582
Commercial Services & Supplies — 1.7%
Allied Universal Holdco, LLC, Term Loan, 6.765%, (1 mo. EURIBOR + 3.75%), 5/12/28	EUR	8,465	$ 8,844,123
Asplundh Tree Expert, LLC, Term Loan, 6.775%, (1 mo. USD LIBOR + 1.75%), 9/7/27		8,239	8,218,153
Belfor Holdings, Inc., Term Loan, 9.232%, (SOFR + 4.25%), 4/6/26		2,600	2,600,472
EnergySolutions, LLC, Term Loan, 8.909%, (3 mo. USD LIBOR + 3.75%), 5/9/25		17,093	16,575,347
GFL Environmental, Inc., Term Loan, 8.145%, (SOFR + 3.00%), 5/28/27		7,536	7,551,526
Harsco Corporation, Term Loan, 7.347%, (SOFR + 2.25%), 3/10/28		3,390	3,299,590
Monitronics International, Inc., Term Loan, 12.773%, (3 mo. USD LIBOR + 7.50%), 3/29/24		16,755	9,047,914
Phoenix Services International, LLC:
DIP Loan, 14.97%, (SOFR + 12.00%), 5/29/23(12)		1,016	975,771
DIP Loan, 16.982%, (SOFR + 12.00%), 5/29/23		2,112	2,027,548
Term Loan, 0.00%, 3/1/25(9)		6,587	753,943
Prime Security Services Borrower, LLC, Term Loan, 7.608%, (1 mo. USD LIBOR + 2.75%), 9/23/26		13,438	13,434,361
SITEL Group, Term Loan, 6.765%, (1 mo. EURIBOR + 3.75%), 8/28/28	EUR	6,425	7,009,869
SITEL Worldwide Corporation, Term Loan, 8.76%, (1 mo. USD LIBOR + 3.75%), 8/28/28		14,022	13,991,844
Tempo Acquisition, LLC, Term Loan, 7.982%, (SOFR + 3.00%), 8/31/28		2,475	2,476,741
TruGreen Limited Partnership, Term Loan, 9.082%, (1 mo. USD LIBOR + 4.00%), 11/2/27		4,008	3,705,165
			$ 100,512,367

27
See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Communications Equipment — 0.1%
Digi International, Inc., Term Loan, 10.025%, (1 mo. USD LIBOR + 5.00%), 11/1/28		4,709	$ 4,697,602
			$ 4,697,602
Construction Materials — 0.4%
Quikrete Holdings, Inc.:
Term Loan, 7.65%, (1 mo. USD LIBOR + 2.63%), 2/1/27		2,748	$ 2,735,440
Term Loan, 8.025%, (1 mo. USD LIBOR + 3.00%), 3/18/29		19,110	19,057,996
			$ 21,793,436
Consumer Staples Distribution & Retail — 0.1%
Peer Holding III B.V., Term Loan, 9/29/28(11)	EUR	5,725	$ 6,233,468
			$ 6,233,468
Containers & Packaging — 1.1%
Berlin Packaging, LLC, Term Loan, 8.616%, (USD LIBOR + 3.75%), 3/11/28(12)		2,916	$ 2,863,773
Kouti B.V.:
Term Loan, 5.873%, (3 mo. EURIBOR + 3.18%), 8/31/28	EUR	29,250	30,554,597
Term Loan, 7.562%, (1 week EURIBOR + 4.75%), 8/31/28	EUR	4,475	4,924,841
Pregis TopCo Corporation:
Term Loan, 8.775%, (1 mo. USD LIBOR + 3.75%), 7/31/26		1,354	1,335,752
Term Loan, 8.847%, (SOFR + 3.75%), 7/31/26		1,974	1,948,575
Pretium PKG Holdings, Inc.:
Term Loan, 9.167%, (3 mo. USD LIBOR + 4.00%), 10/2/28		7,085	5,683,434
Term Loan - Second Lien, 11.863%, (3 mo. USD LIBOR + 6.75%), 10/1/29		6,675	4,138,500
Proampac PG Borrower, LLC, Term Loan, 8.976%, (USD LIBOR + 3.75%), 11/3/25(12)		10,977	10,832,478
Trident TPI Holdings, Inc., Term Loan, 9.159%, (3 mo. USD LIBOR + 4.00%), 9/15/28		5,691	5,537,652
			$ 67,819,602
Distributors — 0.4%
Autokiniton US Holdings, Inc., Term Loan, 9.597%, (SOFR + 4.50%), 4/6/28		20,683	$ 20,348,741
Phillips Feed Service, Inc., Term Loan, 12.01%, (1 mo. USD LIBOR + 7.00%), 11/13/24(5)		473	378,439
Winterfell Financing S.a.r.l., Term Loan, 7.926%, (3 mo. EURIBOR + 5.00%), 5/4/28	EUR	2,000	2,143,196
			$ 22,870,376
Borrower/Description	Principal Amount* (000's omitted)		Value
Diversified Consumer Services — 0.8%
Ascend Learning, LLC, Term Loan, 8.582%, (SOFR + 3.50%), 12/11/28		11,350	$ 10,380,361
FrontDoor, Inc., Term Loan, 7.275%, (1 mo. USD LIBOR + 2.25%), 6/17/28		860	845,359
KUEHG Corp.:
Term Loan, 8.909%, (3 mo. USD LIBOR + 3.75%), 2/21/25		28,487	28,344,696
Term Loan - Second Lien, 13.409%, (3 mo. USD LIBOR + 8.25%), 8/22/25		4,425	4,330,969
Sotheby's, Term Loan, 9.76%, (3 mo. USD LIBOR + 4.50%), 1/15/27		4,005	4,004,919
			$ 47,906,304
Diversified Financial Services — 0.2%
Concorde Midco, Ltd., Term Loan, 7.052%, (3 mo. EURIBOR + 4.00%), 3/1/28	EUR	8,730	$ 9,397,138
			$ 9,397,138
Diversified Telecommunication Services — 2.2%
CenturyLink, Inc., Term Loan, 7.347%, (SOFR + 2.25%), 3/15/27		22,946	$ 15,657,181
GEE Holdings 2, LLC:
Term Loan, 13.018%, (3 mo. USD LIBOR + 8.00%), 3/24/25		9,639	9,446,335
Term Loan - Second Lien, 13.268%, (3 mo. USD LIBOR + 8.25%), 3/23/26		7,100	4,384,328
Level 3 Financing, Inc., Term Loan, 6.847%, (SOFR + 1.75%), 3/1/27		851	727,800
Telenet Financing USD, LLC, Term Loan, 6.948%, (1 mo. USD LIBOR + 2.00%), 4/30/28		12,325	12,079,597
Telenet International Finance S.a.r.l., Term Loan, 5.184%, (1 mo. EURIBOR + 2.25%), 4/30/29	EUR	1,500	1,599,835
UPC Broadband Holding B.V.:
Term Loan, 5.434%, (1 mo. EURIBOR + 2.50%), 4/30/29	EUR	4,850	5,230,653
Term Loan, 5.859%, (1 mo. EURIBOR + 2.93%), 1/31/29	EUR	13,850	15,008,563
UPC Financing Partnership, Term Loan, 7.873%, (1 mo. USD LIBOR + 2.93%), 1/31/29		4,000	3,968,500
Virgin Media Bristol, LLC, Term Loan, 7.448%, (1 mo. USD LIBOR + 2.50%), 1/31/28		9,638	9,501,977
Virgin Media Ireland Limited, Term Loan, 6.397%, (1 mo. EURIBOR + 3.46%), 7/15/29	EUR	8,500	9,090,255
Virgin Media SFA Finance Limited:
Term Loan, 5.434%, (1 mo. EURIBOR + 2.50%), 1/31/29	EUR	5,625	6,028,707
Term Loan, 7.46%, (SONIA + 3.25%), 1/15/27	GBP	8,175	9,747,395
Term Loan, 7.46%, (SONIA + 3.25%), 11/15/27	GBP	600	714,358

28
See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Diversified Telecommunication Services (continued)
Zayo Group Holdings, Inc., Term Loan, 6.265%, (1 mo. EURIBOR + 3.25%), 3/9/27	EUR	4,120	$ 3,806,189
Ziggo B.V., Term Loan, 6.102%, (6 mo. EURIBOR + 3.00%), 1/31/29	EUR	25,150	26,427,754
			$ 133,419,427
Electrical Equipment — 0.1%
AZZ, Inc., Term Loan, 9.246%, (SOFR + 4.25%), 5/13/29		1,739	$ 1,740,686
Brookfield WEC Holdings, Inc., Term Loan, 7.775%, (1 mo. USD LIBOR + 2.75%), 8/1/25		1,529	1,526,357
			$ 3,267,043
Electronic Equipment, Instruments & Components — 0.8%
Creation Technologies, Inc., Term Loan, 10.723%, (3 mo. USD LIBOR + 5.50%), 10/5/28		12,881	$ 11,399,881
II-VI Incorporated, Term Loan, 7.847%, (SOFR + 2.75%), 7/2/29		418	417,210
Minimax Viking GmbH, Term Loan, 5.765%, (1 mo. EURIBOR + 2.75%), 7/31/25	EUR	1,846	2,033,284
Mirion Technologies, Inc., Term Loan, 7.775%, (1 mo. USD LIBOR + 2.75%), 10/20/28		1,727	1,726,610
Robertshaw US Holding Corp., Term Loan, 8.688%, (3 mo. USD LIBOR + 3.50%), 2/28/25		16,896	9,123,787
Verifone Systems, Inc., Term Loan, 8.958%, (3 mo. USD LIBOR + 4.00%), 8/20/25		13,694	11,857,014
Verisure Holding AB, Term Loan, 6.262%, (3 mo. EURIBOR + 3.25%), 3/27/28	EUR	12,450	13,208,560
			$ 49,766,346
Energy Equipment & Services — 0.6%
Ameriforge Group, Inc.:
Term Loan, 12.615%, (1 mo. USD LIBOR + 8.00%), 2/1/26(5)(13)		3,157	$ 2,841,582
Term Loan, 18.159%, (3 mo. USD LIBOR + 13.00%), 13.159% cash, 5.00% PIK, 2/1/26(5)		24,688	22,219,622
Lealand Finance Company B.V.:
Letter of Credit, 4.29%, 6/28/24(13)		9,039	7,728,661
Term Loan, 9.025%, (1 mo. USD LIBOR + 4.00%), 6.025% cash, 3.00% PIK, 6/30/25		2,479	1,657,100
			$ 34,446,965
Engineering & Construction — 0.8%
Aegion Corporation, Term Loan, 9.775%, (1 mo. USD LIBOR + 4.75%), 5/17/28		15,837	$ 15,584,799
American Residential Services, LLC, Term Loan, 8.659%, (3 mo. USD LIBOR + 3.50%), 10/15/27		500	495,893
Borrower/Description	Principal Amount* (000's omitted)		Value
Engineering & Construction (continued)
APi Group DE, Inc., Term Loan, 7.525%, (1 mo. USD LIBOR + 2.50%), 10/1/26		10,603	$ 10,604,810
Centuri Group, Inc., Term Loan, 7.459%, (USD LIBOR + 2.50%), 8/27/28(12)		8,342	8,290,138
Northstar Group Services, Inc.:
Term Loan, 10.491%, (SOFR + 5.50%), 11/12/26		1,988	1,987,500
Term Loan, 10.597%, (SOFR + 5.50%), 11/12/26		10,966	10,938,200
			$ 47,901,340
Entertainment — 1.4%
AMC Entertainment Holdings, Inc., Term Loan, 7.946%, (1 mo. USD LIBOR + 3.00%), 4/22/26		19,548	$ 15,049,263
City Football Group Limited, Term Loan, 8.273%, (3 mo. USD LIBOR + 3.00%), 7/21/28		8,270	8,104,491
Crown Finance US, Inc., DIP Loan, 15.049%, (SOFR + 10.10%), 9/7/23(12)		8,050	8,214,188
Formula One Holdings Limited., Term Loan, 8.232%, (SOFR + 3.25%), 1/15/30		2,500	2,507,553
Live Nation Entertainment, Inc., Term Loan, 6.796%, (SOFR + 1.75%), 10/17/26		5,600	5,550,713
Playtika Holding Corp., Term Loan, 7.775%, (1 mo. USD LIBOR + 2.75%), 3/13/28		24,653	24,571,859
Renaissance Holding Corp.:
Term Loan, 9.732%, (1 mo. USD LIBOR + 4.75%), 4/5/30		11,025	10,842,404
Term Loan - Second Lien, 12.025%, (1 mo. USD LIBOR + 7.00%), 5/29/26		3,175	3,125,060
UFC Holdings, LLC, Term Loan, 8.05%, (3 mo. USD LIBOR + 2.75%), 4/29/26		7,243	7,234,170
Vue International Bidco PLC:
Term Loan, 11.086%, (6 mo. EURIBOR + 8.00%), 6/30/27	EUR	434	438,321
Term Loan, 11.359%, (6 mo. EURIBOR + 8.00%), 4.859% cash, 6.50% PIK, 12/31/27	EUR	2,934	1,778,006
			$ 87,416,028
Equity Real Estate Investment Trusts (REITs) — 0.1%
Iron Mountain, Inc., Term Loan, 6.775%, (1 mo. USD LIBOR + 1.75%), 1/2/26		3,654	$ 3,645,527
			$ 3,645,527
Financial Services — 0.2%
Ditech Holding Corporation, Term Loan, 0.00%, 6/30/23(9)		19,573	$ 2,152,988
Walker & Dunlop, Inc., Term Loan, 7.332%, (SOFR + 2.25%), 12/16/28		12,887	12,779,489
			$ 14,932,477

29
See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Food Products — 0.9%
8th Avenue Food & Provisions, Inc., Term Loan, 9.768%, (1 mo. USD LIBOR + 4.75%), 10/1/25		6,575	$ 5,892,732
Badger Buyer Corp., Term Loan, 8.525%, (1 mo. USD LIBOR + 3.50%), 9/30/24		4,801	3,856,500
CHG PPC Parent, LLC, Term Loan, 6.515%, (1 mo. EURIBOR + 3.50%), 3/31/25	EUR	2,000	2,159,725
Del Monte Foods, Inc., Term Loan, 9.314%, (SOFR + 4.25%), 5/16/29		6,309	6,208,241
Froneri International, Ltd.:
Term Loan, 5.067%, (6 mo. EURIBOR + 2.13%), 1/29/27	EUR	1,500	1,574,044
Term Loan, 7.409%, (3 mo. USD LIBOR + 2.25%), 1/29/27		4,716	4,660,255
Nomad Foods Europe Midco Limited, Term Loan, 8.561%, (SOFR + 3.75%), 11/12/29		8,033	8,046,148
Sovos Brands Intermediate, Inc., Term Loan, 8.773%, (3 mo. USD LIBOR + 3.50%), 6/8/28		4,259	4,222,755
United Petfood Group B.V., Term Loan, 6.038%, (3 mo. EURIBOR + 2.75%), 4/23/28	EUR	8,400	8,908,865
Valeo F1 Company Limited (Ireland):
Term Loan, 7.239%, (6 mo. EURIBOR + 4.00%), 9/29/28	EUR	8,550	8,083,431
Term Loan, 8.927%, (SONIA + 5.00%), 6/28/28	GBP	2,500	2,552,774
			$ 56,165,470
Gas Utilities — 0.4%
CQP Holdco, L.P., Term Loan, 8.659%, (3 mo. USD LIBOR + 3.50%), 6/5/28		22,243	$ 22,226,083
			$ 22,226,083
Health Care Equipment & Supplies — 1.0%
Artivion, Inc., Term Loan, 8.66%, (SOFR + 3.50%), 6/1/27		6,678	$ 6,218,753
Bayou Intermediate II, LLC, Term Loan, 9.296%, (3 mo. USD LIBOR + 4.50%), 8/2/28		6,691	6,289,892
Gloves Buyer, Inc., Term Loan, 9.025%, (1 mo. USD LIBOR + 4.00%), 12/29/27		12,184	11,696,624
ICU Medical, Inc., Term Loan, 7.548%, (SOFR + 2.50%), 1/8/29		7,400	7,345,518
Journey Personal Care Corp., Term Loan, 9.409%, (3 mo. USD LIBOR + 4.25%), 3/1/28		28,401	22,153,048
Medline Borrower, L.P., Term Loan, 8.275%, (1 mo. USD LIBOR + 3.25%), 10/23/28		8,657	8,418,136
			$ 62,121,971
Health Care Providers & Services — 4.3%
AEA International Holdings (Lux) S.a.r.l., Term Loan, 8.938%, (3 mo. USD LIBOR + 3.75%), 9/7/28		13,751	$ 13,716,251
Borrower/Description	Principal Amount* (000's omitted)		Value
Health Care Providers & Services (continued)
Biogroup-LCD, Term Loan, 5.602%, (3 mo. EURIBOR + 3.00%), 2/9/28	EUR	10,650	$ 10,730,410
BW NHHC Holdco, Inc., Term Loan - Second Lien, 12.898%, (SOFR + 8.00%), 1/15/26		13,770	9,914,191
CAB, Term Loan, 5.852%, (3 mo. EURIBOR + 3.25%), 2/9/28	EUR	7,150	7,311,330
Cano Health, LLC, Term Loan, 9.082%, (SOFR + 4.00%), 11/23/27		7,263	5,792,616
CCRR Parent, Inc., Term Loan, 8.78%, (1 mo. USD LIBOR + 3.75%), 3/6/28		4,733	4,638,394
Cerba Healthcare S.A.S.:
Term Loan, 6.265%, (1 mo. EURIBOR + 3.25%), 6/30/28	EUR	18,925	19,148,695
Term Loan, 6.515%, (1 mo. EURIBOR + 3.50%), 2/15/29	EUR	8,225	8,522,579
Covis Finco S.a.r.l., Term Loan, 11.548%, (SOFR + 6.50%), 2/18/27		12,896	7,383,103
Dedalus Finance GmbH, Term Loan, 6.969%, (3 mo. EURIBOR + 3.75%), 7/17/27	EUR	3,350	3,331,458
Elsan S.A.S., Term Loan, 6.103%, (3 mo. EURIBOR + 3.35%), 6/16/28	EUR	4,100	4,388,411
Envision Healthcare Corporation:
Term Loan, 12.923%, (SOFR + 7.88%), 3/31/27		5,436	4,375,933
Term Loan - Second Lien, 9.148%, (SOFR + 4.25%), 3/31/27		38,369	5,659,480
IVC Acquisition, Ltd.:
Term Loan, 6.294%, (6 mo. EURIBOR + 4.00%), 2/13/26	EUR	9,100	9,629,682
Term Loan, 7.703%, (SONIA + 4.50%), 2/13/26	GBP	950	1,131,232
Medical Solutions Holdings, Inc.:
Term Loan, 8.24%, (SOFR + 3.25%), 11/1/28		13,814	13,419,286
Term Loan - Second Lien, 11.99%, (SOFR + 7.00%), 11/1/29		9,500	8,597,500
Mehilainen Yhtiot Oy, Term Loan, 6.54%, (3 mo. EURIBOR + 3.53%), 8/8/25	EUR	6,025	6,471,317
Midwest Physician Administrative Services, LLC, Term Loan, 8.409%, (3 mo. USD LIBOR + 3.25%), 3/12/28		1,416	1,342,467
National Mentor Holdings, Inc.:
Term Loan, 8.748%, (SOFR + 3.75%), 3/2/28		334	258,216
Term Loan, 8.815%, (SOFR + 3.75%), 3/2/28(12)		12,314	9,528,219
Term Loan - Second Lien, 12.248%, (SOFR + 7.25%), 3/2/29		5,525	3,315,000
Option Care Health, Inc., Term Loan, 7.775%, (1 mo. USD LIBOR + 2.75%), 10/27/28		3,342	3,342,289
Pediatric Associates Holding Company, LLC:
Term Loan, 7.516%, (1 mo. USD LIBOR + 3.25%), 12/29/28(13)		147	145,564

30
See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Health Care Providers & Services (continued)
Pediatric Associates Holding Company, LLC: (continued)
Term Loan, 8.275%, (1 mo. USD LIBOR + 3.25%), 12/29/28		967	$ 956,726
Phoenix Guarantor, Inc.:
Term Loan, 8.275%, (1 mo. USD LIBOR + 3.25%), 3/5/26		16,319	16,070,737
Term Loan, 8.525%, (1 mo. USD LIBOR + 3.50%), 3/5/26		5,389	5,306,811
Radiology Partners, Inc., Term Loan, 9.347%, (SOFR + 4.25%), 7/9/25		16,962	12,566,034
Ramsay Generale de Sante S.A., Term Loan, 6.261%, (3 mo. EURIBOR + 3.05%), 4/22/27	EUR	6,600	7,251,329
Select Medical Corporation, Term Loan, 7.53%, (1 mo. USD LIBOR + 2.50%), 3/6/25		45,148	45,085,510
Sound Inpatient Physicians:
Term Loan, 8.273%, (3 mo. USD LIBOR + 3.00%), 6/27/25		199	151,455
Term Loan, 8.273%, (3 mo. USD LIBOR + 3.00%), 6/27/25		2,333	1,783,621
Synlab Bondco PLC, Term Loan, 5.193%, (6 mo. EURIBOR + 2.50%), 7/1/27	EUR	2,125	2,316,660
TTF Holdings, LLC, Term Loan, 9.063%, (1 mo. USD LIBOR + 4.00%), 3/31/28		5,083	5,082,594
U.S. Anesthesia Partners, Inc., Term Loan, 9.098%, (1 mo. USD LIBOR + 4.25%), 10/1/28		3,946	3,786,688
			$ 262,451,788
Health Care Technology — 1.0%
Bracket Intermediate Holding Corp., Term Loan, 9.287%, (3 mo. USD LIBOR + 4.25%), 9/5/25		4,531	$ 4,498,608
Certara, L.P., Term Loan, 8.525%, (1 mo. USD LIBOR + 3.50%), 8/15/26		1,818	1,806,265
GHX Ultimate Parent Corporation, Term Loan, 8.275%, (1 mo. USD LIBOR + 3.25%), 6/28/24		3,394	3,382,272
Imprivata, Inc.:
Term Loan, 8.775%, (1 mo. USD LIBOR + 3.75%), 12/1/27		11,262	10,933,173
Term Loan, 9.232%, (SOFR + 4.25%), 12/1/27		3,275	3,222,538
MedAssets Software Intermediate Holdings, Inc.:
Term Loan, 9.025%, (1 mo. USD LIBOR + 4.00%), 12/18/28		16,310	14,081,177
Term Loan - Second Lien, 11.775%, (1 mo. USD LIBOR + 6.75%), 12/17/29		8,775	5,278,707
Symplr Software, Inc., Term Loan, 9.645%, (SOFR + 4.50%), 12/22/27		10,106	9,171,067
Verscend Holding Corp., Term Loan, 9.025%, (1 mo. USD LIBOR + 4.00%), 8/27/25		10,000	10,000,890
			$ 62,374,697
Borrower/Description	Principal Amount* (000's omitted)		Value
Hotels, Restaurants & Leisure — 3.2%
1011778 B.C. Unlimited Liability Company, Term Loan, 6.775%, (1 mo. USD LIBOR + 1.75%), 11/19/26		21,522	$ 21,358,657
Carnival Corporation:
Term Loan, 6.765%, (1 mo. EURIBOR + 3.75%), 6/30/25	EUR	8,835	9,705,077
Term Loan, 8.275%, (1 mo. USD LIBOR + 3.25%), 10/18/28		34,587	34,082,803
ClubCorp Holdings, Inc., Term Loan, 7.775%, (1 mo. USD LIBOR + 2.75%), 9/18/24		21,048	19,940,261
GVC Holdings (Gibraltar) Limited, Term Loan, 6.74%, (3 mo. EURIBOR + 3.75%), 6/30/28	EUR	20,694	22,820,243
Oravel Stays Singapore Pte., Ltd., Term Loan, 13.27%, (3 mo. USD LIBOR + 8.25%), 6/23/26		5,379	4,666,445
Playa Resorts Holding B.V., Term Loan, 9.14%, (SOFR + 4.25%), 1/5/29		18,005	17,999,870
Scientific Games International, Inc., Term Loan, 7.981%, (SOFR + 3.00%), 4/14/29		7,444	7,443,750
SeaWorld Parks & Entertainment, Inc., Term Loan, 8.063%, (1 mo. USD LIBOR + 3.00%), 8/25/28		14,899	14,861,376
Stars Group Holdings B.V. (The):
Term Loan, 5.515%, (3 mo. EURIBOR + 2.50%), 7/21/26	EUR	11,225	12,307,087
Term Loan, 7.409%, (3 mo. USD LIBOR + 2.25%), 7/21/26		29,194	29,177,766
			$ 194,363,335
Household Durables — 1.5%
ACProducts, Inc., Term Loan, 9.409%, (3 mo. USD LIBOR + 4.25%), 5/17/28		18,668	$ 14,807,602
Libbey Glass, Inc., Term Loan, 13.461%, (SOFR + 8.50%), 8.711% cash, 4.75% PIK, 11/22/27		14,305	14,376,950
Serta Simmons Bedding, LLC:
Term Loan, 0.00%, 8/10/23(9)		13,330	13,213,223
Term Loan - Second Lien, 0.00%, 8/10/23(9)		44,026	26,195,398
Solis IV B.V.:
Term Loan, 6.67%, (3 mo. EURIBOR + 4.00%), 2/26/29	EUR	5,693	5,843,332
Term Loan, 8.373%, (SOFR + 3.50%), 2/26/29		13,787	12,514,436
Spectrum Brands, Inc., Term Loan, 6.96%, (3 mo. USD LIBOR + 2.00%), 3/3/28		4,165	4,131,159
			$ 91,082,100
Household Products — 0.5%
Energizer Holdings, Inc., Term Loan, 7.329%, (SOFR + 2.25%), 12/22/27		6,541	$ 6,516,848

31
See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Household Products (continued)
Kronos Acquisition Holdings, Inc.:
Term Loan, 8.703%, (3 mo. USD LIBOR + 3.75%), 12/22/26		8,027	$ 7,841,973
Term Loan, 11.023%, (SOFR + 6.00%), 12/22/26		5,086	5,022,055
Nobel Bidco B.V., Term Loan, 5.942%, (6 mo. EURIBOR + 3.50%), 9/1/28	EUR	11,450	11,029,155
			$ 30,410,031
Independent Power and Renewable Electricity Producers — 0.1%
Calpine Corporation:
Term Loan, 7.03%, (1 mo. USD LIBOR + 2.00%), 4/5/26		2,313	$ 2,307,925
Term Loan, 7.53%, (1 mo. USD LIBOR + 2.50%), 12/16/27		6,160	6,145,836
			$ 8,453,761
Industrial Conglomerates — 0.3%
Rain Carbon GmbH, Term Loan, 5.969%, (3 mo. EURIBOR + 2.75%), 1/16/25	EUR	15,625	$ 16,700,679
			$ 16,700,679
Insurance — 0.9%
Alliant Holdings Intermediate, LLC:
Term Loan, 8.376%, (SOFR + 3.50%), 11/5/27		3,778	$ 3,755,218
Term Loan, 8.51%, (1 mo. USD LIBOR + 3.50%), 11/6/27		13,232	13,148,202
AssuredPartners, Inc.:
Term Loan, 8.482%, (SOFR + 3.50%), 2/12/27		5,321	5,250,302
Term Loan, 8.525%, (1 mo. USD LIBOR + 3.50%), 2/12/27		3,093	3,046,026
Financiere CEP S.A.S., Term Loan, 6.765%, (3 mo. EURIBOR + 3.75%), 6/18/27	EUR	4,125	4,444,206
Hub International Limited:
Term Loan, 8.021%, (USD LIBOR + 3.00%), 4/25/25(12)		9,017	9,012,873
Term Loan, 8.511%, (3 mo. USD LIBOR + 3.25%), 4/25/25		5,361	5,359,067
NFP Corp., Term Loan, 8.275%, (1 mo. USD LIBOR + 3.25%), 2/15/27		13,360	13,107,293
			$ 57,123,187
Interactive Media & Services — 0.7%
Adevinta ASA:
Term Loan, 6.015%, (3 mo. EURIBOR + 3.00%), 6/26/28	EUR	5,877	$ 6,470,260
Term Loan, 7.909%, (3 mo. USD LIBOR + 2.75%), 6/26/28		2,137	2,141,613
Borrower/Description	Principal Amount* (000's omitted)		Value
Interactive Media & Services (continued)
Buzz Finco, LLC:
Term Loan, 7.832%, (1 mo. USD LIBOR + 2.75%), 1/29/27		1,972	$ 1,972,156
Term Loan, 8.332%, (SOFR + 2.25%), 1/29/27		435	435,057
Foundational Education Group, Inc., Term Loan, 8.91%, (SOFR + 3.75%), 8/31/28		5,162	4,542,654
Getty Images, Inc.:
Term Loan, 8.063%, (3 mo. EURIBOR + 5.00%), 2/19/26	EUR	2,224	2,442,947
Term Loan, 9.503%, (SOFR + 4.50%), 2/19/26(12)		15,870	15,899,477
Match Group, Inc., Term Loan, 6.713%, (3 mo. USD LIBOR + 1.75%), 2/13/27		6,450	6,421,781
			$ 40,325,945
IT Services — 4.1%
Asurion, LLC:
Term Loan, 8.275%, (1 mo. USD LIBOR + 3.25%), 12/23/26		546	$ 513,329
Term Loan, 8.275%, (1 mo. USD LIBOR + 3.25%), 7/31/27		8,976	8,315,893
Term Loan, 9.082%, (SOFR + 4.00%), 8/19/28		9,104	8,476,220
Term Loan, 9.332%, (SOFR + 4.25%), 8/19/28		7,136	6,674,851
Term Loan - Second Lien, 10.275%, (1 mo. USD LIBOR + 5.25%), 1/31/28		15,790	13,305,538
Term Loan - Second Lien, 10.275%, (1 mo. USD LIBOR + 5.25%), 1/20/29		2,375	1,990,877
Cyxtera DC Holdings, Inc.:
Term Loan, 8.068%, (3 mo. USD LIBOR + 3.00%), 5/1/24		27,147	20,371,800
Term Loan, 9.068%, (3 mo. USD LIBOR + 4.00%), 5/1/24		9,711	7,218,578
Endure Digital, Inc., Term Loan, 8.792%, (3 mo. USD LIBOR + 3.50%), 2/10/28		19,908	18,698,240
Gainwell Acquisition Corp., Term Loan, 8.998%, (SOFR + 4.00%), 10/1/27		50,721	48,977,438
Go Daddy Operating Company, LLC, Term Loan, 8.232%, (SOFR + 3.25%), 11/9/29		44,953	45,060,526
Informatica, LLC, Term Loan, 7.813%, (1 mo. USD LIBOR + 2.75%), 10/27/28		31,754	31,707,952
NAB Holdings, LLC, Term Loan, 8.048%, (SOFR + 3.00%), 11/23/28		14,425	14,256,931
Rackspace Technology Global, Inc., Term Loan, 7.595%, (3 mo. USD LIBOR + 2.75%), 2/15/28		16,347	6,872,470
team.blue Finco S.a.r.l., Term Loan, 6.715%, (3 mo. EURIBOR + 3.70%), 3/30/28	EUR	11,150	11,892,012
WEX, Inc., Term Loan, 7.347%, (SOFR + 2.25%), 3/31/28		3,920	3,918,601
			$ 248,251,256

32
See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Leisure Products — 0.4%
Amer Sports Oyj, Term Loan, 7.898%, (6 mo. EURIBOR + 4.25%), 3/30/26	EUR	11,925	$ 12,893,785
Fender Musical Instruments Corporation, Term Loan, 8.99%, (SOFR + 4.00%), 12/1/28		2,273	2,116,745
Hayward Industries, Inc., Term Loan, 7.525%, (1 mo. USD LIBOR + 2.50%), 5/30/28		9,101	8,864,488
SRAM, LLC, Term Loan, 7.775%, (1 mo. USD LIBOR + 2.75%), 5/18/28		1,930	1,904,592
			$ 25,779,610
Life Sciences Tools & Services — 2.3%
Avantor Funding, Inc., Term Loan, 5.515%, (1 mo. EURIBOR + 2.50%), 6/12/28	EUR	19,355	$ 21,295,781
Cambrex Corporation, Term Loan, 8.482%, (SOFR + 3.50%), 12/4/26		324	322,409
Catalent Pharma Solutions, Inc., Term Loan, 7.063%, (1 mo. USD LIBOR + 2.00%), 2/22/28		1,029	1,023,855
Curia Global, Inc., Term Loan, 8.895%, (SOFR + 3.75%), 8/30/26(12)		17,355	15,181,381
ICON Luxembourg S.a.r.l., Term Loan, 7.41%, (SOFR + 2.25%), 7/3/28		52,986	53,002,844
IQVIA, Inc., Term Loan, 6.775%, (1 mo. USD LIBOR + 1.75%), 1/17/25		12,472	12,474,866
LGC Group Holdings, Ltd., Term Loan, 5.765%, (1 mo. EURIBOR + 2.75%), 4/21/27	EUR	5,775	6,071,818
Loire Finco Luxembourg S.a.r.l., Term Loan, 8.025%, (1 mo. USD LIBOR + 3.00%), 4/21/27		1,128	1,085,752
PRA Health Sciences, Inc., Term Loan, 7.126%, (SOFR + 2.25%), 7/3/28		13,202	13,205,862
Sotera Health Holdings, LLC, Term Loan, 8.023%, (3 mo. USD LIBOR + 2.75%), 12/11/26		17,828	17,404,722
			$ 141,069,290
Machinery — 2.8%
AI Alpine AT Bidco GmbH, Term Loan, 6.339%, (6 mo. EURIBOR + 3.00%), 10/31/25	EUR	6,125	$ 6,614,157
AI Aqua Merger Sub, Inc., Term Loan, 8.584%, (SOFR + 3.75%), 7/31/28		6,591	6,434,609
Albion Financing 3 S.a.r.l.:
Term Loan, 10.347%, (SOFR + 5.50%), 8/17/26		3,525	3,472,125
Term Loan, 10.523%, (3 mo. USD LIBOR + 5.25%), 8/17/26		3,479	3,412,570
Ali Group North America Corporation, Term Loan, 7.097%, (SOFR + 2.00%), 7/30/29		16,063	16,008,554
Alliance Laundry Systems, LLC, Term Loan, 8.559%, (3 mo. USD LIBOR + 3.50%), 10/8/27		252	250,615
American Trailer World Corp., Term Loan, 8.832%, (SOFR + 3.75%), 3/3/28		13,302	11,556,467
Borrower/Description	Principal Amount* (000's omitted)		Value
Machinery (continued)
Apex Tool Group, LLC, Term Loan, 10.24%, (SOFR + 5.25%), 2/8/29		20,528	$ 18,110,539
Clark Equipment Company, Term Loan, 7.498%, (SOFR + 2.50%), 4/20/29		11,484	11,484,000
Conair Holdings, LLC, Term Loan, 8.909%, (3 mo. USD LIBOR + 3.75%), 5/17/28		24,330	22,793,700
Delachaux Group S.A., Term Loan, 9.773%, (3 mo. USD LIBOR + 4.50%), 4/16/26		4,208	4,102,312
Engineered Machinery Holdings, Inc.:
Term Loan, 6.765%, (3 mo. EURIBOR + 3.75%), 5/21/28	EUR	10,712	11,537,843
Term Loan - Second Lien, 11.159%, (3 mo. USD LIBOR + 6.00%), 5/21/29		2,000	1,842,500
EWT Holdings III Corp., Term Loan, 7.347%, (SOFR + 2.25%), 4/1/28		3,500	3,482,378
Filtration Group Corporation, Term Loan, 6.515%, (1 mo. EURIBOR + 3.50%), 3/29/25	EUR	2,931	3,213,285
Icebox Holdco III, Inc., Term Loan, 8.659%, (3 mo. USD LIBOR + 3.50%), 12/22/28		4,169	4,018,122
Madison IAQ, LLC, Term Loan, 8.302%, (6 mo. USD LIBOR + 3.25%), 6/21/28		11,640	11,226,405
Pro Mach Group, Inc., Term Loan, 9.025%, (1 mo. USD LIBOR + 4.00%), 8/31/28		2,813	2,809,771
Roper Industrial Products Investment Company, LLC:
Term Loan, 8.015%, (3 mo. EURIBOR + 5.25%), 11/22/29	EUR	1,000	1,059,202
Term Loan, 9.398%, (SOFR + 4.50%), 11/22/29		2,275	2,264,574
SPX Flow, Inc., Term Loan, 9.582%, (SOFR + 4.50%), 4/5/29		4,623	4,470,842
TK Elevator Topco GmbH, Term Loan, 6.567%, (6 mo. EURIBOR + 3.63%), 7/30/27	EUR	9,725	10,352,088
Vertical US Newco, Inc., Term Loan, 8.602%, (6 mo. USD LIBOR + 3.50%), 7/30/27		6	6,067
Zephyr German BidCo GmbH, Term Loan, 6.645%, (3 mo. EURIBOR + 3.60%), 3/10/28	EUR	11,775	12,043,204
			$ 172,565,929
Media — 1.7%
Charter Communications Operating, LLC, Term Loan, 6.795%, (SOFR + 1.75%), 2/1/27(12)		3,616	$ 3,568,214
CSC Holdings, LLC:
Term Loan, 7.198%, (1 mo. USD LIBOR + 2.25%), 7/17/25		20,221	19,348,868
Term Loan, 7.198%, (1 mo. USD LIBOR + 2.25%), 1/15/26		4	3,893
Diamond Sports Group, LLC:
Term Loan, 13.064%, (SOFR + 8.15%), 5/25/26(9)		4,166	3,794,770

33
See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Media (continued)
Diamond Sports Group, LLC: (continued)
Term Loan - Second Lien, 8.167%, (SOFR + 3.25%), 8/24/26(9)	23,068	$ 1,741,610
Gray Television, Inc., Term Loan, 7.918%, (1 mo. USD LIBOR + 3.00%), 12/1/28	1,037	1,016,547
Hubbard Radio, LLC, Term Loan, 9.28%, (1 mo. USD LIBOR + 4.25%), 3/28/25	6,076	4,982,375
iHeartCommunications, Inc., Term Loan, 8.025%, (1 mo. USD LIBOR + 3.00%), 5/1/26	2,365	2,056,866
Magnite, Inc., Term Loan, 10.043%, (USD LIBOR + 5.00%), 4/28/28(12)	1,338	1,294,900
Mission Broadcasting, Inc., Term Loan, 7.348%, (1 mo. USD LIBOR + 2.50%), 6/2/28	3,635	3,631,615
Nexstar Broadcasting, Inc., Term Loan, 7.525%, (1 mo. USD LIBOR + 2.50%), 9/18/26	3,623	3,617,832
Recorded Books, Inc., Term Loan, 8.996%, (SOFR + 4.00%), 8/29/25	9,877	9,856,403
Sinclair Television Group, Inc.:
Term Loan, 7.53%, (1 mo. USD LIBOR + 2.50%), 9/30/26	6,200	5,574,948
Term Loan, 8.03%, (1 mo. USD LIBOR + 3.00%), 4/1/28	22,788	19,391,305
Univision Communications, Inc.:
Term Loan, 7.775%, (1 mo. USD LIBOR + 2.75%), 3/15/24	7,012	7,023,061
Term Loan, 8.275%, (1 mo. USD LIBOR + 3.25%), 3/15/26	18,281	18,191,625
		$ 105,094,832
Metals/Mining — 0.7%
American Consolidated Natural Resources, Inc., Term Loan, 21.268%, (3 mo. USD LIBOR + 16.00%), 18.268% cash, 3.00% PIK, 9/16/25	435	$ 437,207
Dynacast International, LLC:
Term Loan, 9.458%, (3 mo. USD LIBOR + 4.50%), 7/22/25	15,259	14,191,103
Term Loan, 13.958%, (3 mo. USD LIBOR + 9.00%), 10/22/25	3,049	2,302,267
PMHC II, Inc., Term Loan, 9.304%, (SOFR + 4.25%), 4/23/29	4,183	3,677,920
WireCo WorldGroup, Inc., Term Loan, 9.25%, (1 mo. USD LIBOR + 4.25%), 11/13/28	6,202	6,170,745
Zekelman Industries, Inc., Term Loan, 7.018%, (3 mo. USD LIBOR + 2.00%), 1/24/27	15,397	15,265,134
		$ 42,044,376
Borrower/Description	Principal Amount* (000's omitted)		Value
Oil, Gas & Consumable Fuels — 1.0%
Centurion Pipeline Company, LLC:
Term Loan, 10.25%, (USD Prime + 3.25%), 9/29/25		3,120	$ 3,127,014
Term Loan, 11.00%, (USD Prime + 4.00%), 9/28/25		1,629	1,632,430
GIP II Blue Holding, L.P., Term Loan, 9.659%, (3 mo. USD LIBOR + 4.50%), 9/29/28		15,014	15,006,304
Matador Bidco S.a.r.l., Term Loan, 9.582%, (SOFR + 4.50%), 10/15/26		32,191	32,058,209
Oxbow Carbon, LLC, Term Loan, 9.409%, (3 mo. USD LIBOR + 4.25%), 10/17/25		5,323	5,323,405
QuarterNorth Energy Holding, Inc., Term Loan - Second Lien, 13.025%, (1 mo. USD LIBOR + 8.00%), 8/27/26		5,729	5,714,832
			$ 62,862,194
Personal Products — 0.1%
Rainbow Finco S.a.r.l., Term Loan, 6.697%, (6 mo. EURIBOR + 3.50%), 2/23/29	EUR	2,925	$ 3,094,137
			$ 3,094,137
Pharmaceuticals — 1.7%
Aenova Holding GmbH, Term Loan, 7.332%, (6 mo. EURIBOR + 4.50%), 3/6/26	EUR	925	$ 981,354
AI Sirona (Luxembourg) Acquisition S.a.r.l., Term Loan, 6.265%, (1 mo. EURIBOR + 3.25%), 9/29/25	EUR	13,000	14,132,855
Akorn, Inc., Term Loan, 0.00%, 10/1/25(9)		2,996	733,965
Amneal Pharmaceuticals, LLC, Term Loan, 8.563%, (1 mo. USD LIBOR + 3.50%), 5/4/25		3,681	3,462,973
Bausch Health Companies, Inc., Term Loan, 10.24%, (SOFR + 5.25%), 2/1/27		18,347	14,831,444
Elanco Animal Health Incorporated, Term Loan, 6.653%, (SOFR + 1.75%), 8/1/27		4,909	4,783,372
Horizon Therapeutics USA, Inc.:
Term Loan, 6.813%, (1 mo. USD LIBOR + 1.75%), 3/15/28		6,662	6,659,383
Term Loan, 7.063%, (1 mo. USD LIBOR + 2.00%), 5/22/26		7,802	7,800,855
Jazz Financing Lux S.a.r.l., Term Loan, 8.525%, (1 mo. USD LIBOR + 3.50%), 5/5/28		7,036	7,035,059
Mallinckrodt International Finance S.A.:
Term Loan, 10.198%, (1 mo. USD LIBOR + 5.25%), 9/30/27		31,419	22,567,526
Term Loan, 10.448%, (1 mo. USD LIBOR + 5.50%), 9/30/27		9,953	7,141,078

34
See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Pharmaceuticals (continued)
PharmaZell GmbH, Term Loan, 7.015%, (3 mo. EURIBOR + 4.00%), 5/12/27	EUR	1,800	$ 1,917,307
Recipharm AB, Term Loan, 5.882%, (3 mo. EURIBOR + 3.20%), 2/17/28	EUR	13,725	14,173,641
			$ 106,220,812
Professional Services — 2.4%
AlixPartners, LLP, Term Loan, 6.24%, (3 mo. EURIBOR + 3.25%), 2/4/28	EUR	3,455	$ 3,762,504
APFS Staffing Holdings, Inc., Term Loan, 8.97%, (SOFR + 4.00%), 12/29/28(12)		3,688	3,643,958
Apleona Holding GmbH, Term Loan, 6.442%, (3 mo. EURIBOR + 3.20%), 4/28/28	EUR	7,525	7,967,907
CoreLogic, Inc., Term Loan, 8.563%, (1 mo. USD LIBOR + 3.50%), 6/2/28		14,171	12,755,286
Corporation Service Company, Term Loan, 8.332%, (SOFR + 3.25%), 11/2/29		4,883	4,888,744
Deerfield Dakota Holding, LLC, Term Loan, 8.648%, (SOFR + 3.75%), 4/9/27		9,960	9,654,882
EAB Global, Inc., Term Loan, 8.871%, (USD LIBOR + 3.50%), 8/16/28(12)		14,467	14,154,940
Employbridge Holding Company, Term Loan, 9.926%, (3 mo. USD LIBOR + 4.75%), 7/19/28		20,705	17,523,940
First Advantage Holdings, LLC, Term Loan, 7.775%, (1 mo. USD LIBOR + 2.75%), 1/31/27		5,857	5,849,483
Neptune Bidco U.S., Inc., Term Loan, 10.004%, (SOFR + 5.00%), 4/11/29		8,050	7,209,781
Rockwood Service Corporation, Term Loan, 9.025%, (1 mo. USD LIBOR + 4.00%), 1/23/27		5,442	5,438,005
TMF Group Holding B.V., Term Loan, 5/5/28(11)		4,650	4,620,938
Trans Union, LLC:
Term Loan, 6.775%, (1 mo. USD LIBOR + 1.75%), 11/16/26		2,485	2,478,749
Term Loan, 7.275%, (1 mo. USD LIBOR + 2.25%), 12/1/28		40,129	40,078,918
Vaco Holdings, LLC, Term Loan, 10.048%, (SOFR + 5.00%), 1/21/29		3,678	3,669,242
			$ 143,697,277
Real Estate Management & Development — 0.6%
Cushman & Wakefield U.S. Borrower, LLC:
Term Loan, 7.775%, (1 mo. USD LIBOR + 2.75%), 8/21/25		12,323	$ 12,116,499
Term Loan, 8.332%, (SOFR + 3.25%), 1/31/30		10,544	10,286,572
RE/MAX International, Inc., Term Loan, 7.563%, (1 mo. USD LIBOR + 2.50%), 7/21/28		16,334	15,399,950
			$ 37,803,021
Borrower/Description	Principal Amount* (000's omitted)	Value
Road & Rail — 2.2%
Avis Budget Car Rental, LLC:
Term Loan, 6.847%, (SOFR + 1.75%), 8/6/27	30,399	$ 30,170,660
Term Loan, 8.582%, (SOFR + 3.50%), 3/16/29	4,125	4,133,250
Grab Holdings, Inc., Term Loan, 9.53%, (1 mo. USD LIBOR + 4.50%), 1/29/26	15,465	15,455,247
Hertz Corporation (The):
Term Loan, 8.275%, (1 mo. USD LIBOR + 3.25%), 6/30/28	17,194	17,165,609
Term Loan, 8.275%, (1 mo. USD LIBOR + 3.25%), 6/30/28	3,298	3,292,679
Uber Technologies, Inc., Term Loan, 7.87%, (SOFR + 2.75%), 3/3/30	58,465	58,318,629
XPO Logistics, Inc., Term Loan, 6.621%, (1 mo. USD LIBOR + 1.75%), 2/24/25	4,275	4,272,815
		$ 132,808,889
Semiconductors & Semiconductor Equipment — 0.8%
Altar Bidco, Inc.:
Term Loan, 6.608%, (SOFR + 3.10%), 2/1/29	10,716	$ 10,456,143
Term Loan - Second Lien, 10.493%, (SOFR + 5.60%), 2/1/30	6,650	5,897,719
Bright Bidco B.V., Term Loan, 4.045%, (SOFR + 1.00%), 10/31/27	3,533	2,243,603
Entegris, Inc., Term Loan, 7.661%, (SOFR + 2.75%), 7/6/29(12)	2,494	2,497,907
MACOM Technology Solutions Holdings, Inc., Term Loan, 7.275%, (1 mo. USD LIBOR + 2.25%), 5/17/24	555	554,718
MaxLinear, Inc., Term Loan, 7.275%, (1 mo. USD LIBOR + 2.25%), 6/23/28	2,955	2,944,275
MKS Instruments, Inc., Term Loan, 7.814%, (SOFR + 2.75%), 8/17/29	17,859	17,822,470
Synaptics Incorporated, Term Loan, 7.399%, (6 mo. USD LIBOR + 2.25%), 12/2/28	2,770	2,759,862
Ultra Clean Holdings, Inc., Term Loan, 8.775%, (1 mo. USD LIBOR + 3.75%), 8/27/25	1,946	1,950,137
		$ 47,126,834
Software — 12.7%
Applied Systems, Inc., Term Loan, 9.398%, (SOFR + 4.50%), 9/18/26	43,880	$ 44,016,774
Aptean, Inc.:
Term Loan, 9.221%, (SOFR + 4.25%), 4/23/26	21,828	21,137,640
Term Loan - Second Lien, 12.082%, (SOFR + 7.10%), 4/23/27	6,550	6,116,063
Astra Acquisition Corp.:
Term Loan, 10.275%, (1 mo. USD LIBOR + 5.25%), 10/25/28	5,017	4,096,853

35
See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Software (continued)
Astra Acquisition Corp.: (continued)
Term Loan - Second Lien, 13.90%, (1 mo. USD LIBOR + 8.88%), 10/25/29		20,170	$ 13,312,299
Banff Merger Sub, Inc.:
Term Loan, 7.015%, (1 mo. EURIBOR + 4.00%), 10/2/25	EUR	1,919	2,089,201
Term Loan, 8.775%, (1 mo. USD LIBOR + 3.75%), 10/2/25		682	674,696
Term Loan - Second Lien, 10.525%, (1 mo. USD LIBOR + 5.50%), 2/27/26		3,191	3,095,452
CDK Global, Inc., Term Loan, 9.148%, (SOFR + 4.25%), 7/6/29		19,925	19,928,171
CentralSquare Technologies, LLC, Term Loan, 8.909%, (3 mo. USD LIBOR + 3.75%), 8/29/25		18,456	16,548,262
Cloudera, Inc.:
Term Loan, 8.832%, (SOFR + 3.75%), 10/8/28		23,351	22,573,947
Term Loan - Second Lien, 11.082%, (SOFR + 6.00%), 10/8/29		2,950	2,625,500
Constant Contact, Inc., Term Loan, 9.198%, (3 mo. USD LIBOR + 4.00%), 2/10/28		5,056	4,783,405
Cornerstone OnDemand, Inc., Term Loan, 8.775%, (1 mo. USD LIBOR + 3.75%), 10/16/28		15,543	13,813,841
Delta TopCo, Inc., Term Loan, 8.656%, (SOFR + 3.75%), 12/1/27		10,972	10,519,048
E2open, LLC, Term Loan, 8.566%, (USD LIBOR + 3.50%), 2/4/28(12)		16,257	16,218,314
ECI Macola Max Holding, LLC, Term Loan, 8.909%, (3 mo. USD LIBOR + 3.75%), 11/9/27		19,305	19,110,225
Epicor Software Corporation, Term Loan, 8.275%, (1 mo. USD LIBOR + 3.25%), 7/30/27		39,803	39,373,424
Finastra USA, Inc.:
Term Loan, 8.655%, (3 mo. USD LIBOR + 3.50%), 6/13/24		39,204	37,447,085
Term Loan - Second Lien, 12.405%, (3 mo. USD LIBOR + 7.25%), 6/13/25		25,750	21,879,466
Fiserv Investment Solutions, Inc., Term Loan, 8.946%, (SOFR + 4.00%), 2/18/27		5,837	5,669,611
GoTo Group, Inc., Term Loan, 9.775%, (1 mo. USD LIBOR + 4.75%), 8/31/27		24,284	14,752,360
Hyland Software, Inc.:
Term Loan, 8.525%, (1 mo. USD LIBOR + 3.50%), 7/1/24		47,534	47,290,231
Term Loan - Second Lien, 11.275%, (1 mo. USD LIBOR + 6.25%), 7/7/25		1,750	1,687,109
IGT Holding IV AB:
Term Loan, 6.415%, (3 mo. EURIBOR + 3.40%), 3/31/28	EUR	6,205	6,668,753
Term Loan, 8.462%, (SOFR + 3.40%), 3/31/28		4,036	4,035,677
Borrower/Description	Principal Amount* (000's omitted)		Value
Software (continued)
Ivanti Software, Inc.:
Term Loan, 9.212%, (3 mo. USD LIBOR + 4.25%), 12/1/27		3,910	$ 3,164,098
Term Loan - Second Lien, 12.212%, (3 mo. USD LIBOR + 7.25%), 12/1/28		9,750	5,984,063
Magenta Buyer, LLC:
Term Loan, 10.03%, (3 mo. USD LIBOR + 4.75%), 7/27/28		23,221	19,668,338
Term Loan - Second Lien, 13.53%, (3 mo. USD LIBOR + 8.25%), 7/27/29		16,175	12,373,875
Marcel LUX IV S.a.r.l.:
Term Loan, 6.552%, (3 mo. EURIBOR + 3.50%), 3/16/26	EUR	8,650	9,430,167
Term Loan, 8.18%, (SOFR + 3.25%), 3/15/26		11,537	11,464,990
Term Loan, 8.93%, (SOFR + 4.00%), 12/31/27		731	726,759
Maverick Bidco, Inc., Term Loan, 9.057%, (3 mo. USD LIBOR + 3.75%), 5/18/28		11,014	10,619,579
McAfee, LLC, Term Loan, 8.653%, (SOFR + 3.75%), 3/1/29		19,853	18,782,052
MH Sub I, LLC, Term Loan, 8.775%, (1 mo. USD LIBOR + 3.75%), 9/13/24		4,327	4,319,124
N-Able International Holdings II, LLC, Term Loan, 7.953%, (3 mo. USD LIBOR + 3.00%), 7/19/28		1,270	1,260,954
NortonLifeLock, Inc., Term Loan, 7.082%, (SOFR + 2.00%), 9/12/29		1,578	1,563,725
Open Text Corporation, Term Loan, 8.582%, (SOFR + 3.50%), 1/31/30		25,187	25,202,617
Panther Commercial Holdings, L.P., Term Loan, 9.275%, (1 mo. USD LIBOR + 4.25%), 1/7/28		20,948	20,385,408
Polaris Newco, LLC:
Term Loan, 7.242%, (3 mo. EURIBOR + 4.00%), 6/2/28	EUR	8,520	8,302,926
Term Loan, 9.159%, (3 mo. USD LIBOR + 4.00%), 6/2/28		2,957	2,746,625
Proofpoint, Inc., Term Loan, 8.275%, (1 mo. USD LIBOR + 3.25%), 8/31/28		7,951	7,795,723
Quest Software US Holdings, Inc., Term Loan, 9.445%, (SOFR + 4.25%), 2/1/29		16,294	14,030,355
RealPage, Inc., Term Loan, 8.025%, (1 mo. USD LIBOR + 3.00%), 4/24/28		10,773	10,481,975
Red Planet Borrower, LLC, Term Loan, 8.322%, (SOFR + 3.75%), 10/2/28		15,268	10,572,829
Redstone Holdco 2 L.P., Term Loan, 10.005%, (3 mo. USD LIBOR + 4.75%), 4/27/28		18,832	16,042,602
Sabre GLBL, Inc.:
Term Loan, 8.525%, (1 mo. USD LIBOR + 3.50%), 12/17/27		5,998	4,718,654
Term Loan, 8.525%, (1 mo. USD LIBOR + 3.50%), 12/17/27		3,763	2,939,766

36
See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Software (continued)
Skillsoft Corporation, Term Loan, 10.197%, (SOFR + 5.25%), 7/14/28		10,422	$ 8,941,978
SolarWinds Holdings, Inc., Term Loan, 8.982%, (SOFR + 4.00%), 2/5/27		17,275	17,286,989
Sophia, L.P., Term Loan, 8.659%, (3 mo. USD LIBOR + 3.50%), 10/7/27		23,309	23,047,013
SurveyMonkey, Inc., Term Loan, 8.847%, (SOFR + 3.75%), 10/10/25		11,375	11,346,963
Turing Midco, LLC, Term Loan, 7.525%, (1 mo. USD LIBOR + 2.50%), 3/24/28		472	471,766
Ultimate Software Group, Inc. (The), Term Loan, 8.271%, (SOFR + 3.25%), 5/4/26		45,801	44,695,165
Veritas US, Inc., Term Loan, 10.025%, (1 mo. USD LIBOR + 5.00%), 9/1/25		7,639	5,893,545
Vision Solutions, Inc., Term Loan, 9.255%, (3 mo. USD LIBOR + 4.00%), 4/24/28		28,476	25,394,727
VS Buyer, LLC, Term Loan, 7.903%, (SOFR + 3.00%), 2/28/27		13,860	13,704,509
			$ 772,823,266
Specialty Retail — 2.0%
Belron Finance US, LLC, Term Loan, 7.30%, (3 mo. USD LIBOR + 2.43%), 4/13/28		7,669	$ 7,667,542
Belron Luxembourg S.a.r.l., Term Loan, 5.045%, (3 mo. EURIBOR + 2.50%), 4/13/28	EUR	3,575	3,927,803
Boels Topholding B.V., Term Loan, 6.01%, (1 mo. EURIBOR + 3.25%), 2/6/27	EUR	7,750	8,450,770
David's Bridal, Inc.:
Term Loan, 12.273%, (3 mo. USD LIBOR + 7.00%), 12/31/24(5)(9)		4,866	0
Term Loan, 15.273%, (3 mo. USD LIBOR + 10.00%), 10.273% cash, 5.00% PIK, 6/23/23(5)(9)		4,014	0
Etraveli Holding AB, Term Loan, 7.015%, (3 mo. EURIBOR + 4.00%), 8/2/24	EUR	7,844	8,581,215
Great Outdoors Group, LLC, Term Loan, 8.775%, (1 mo. USD LIBOR + 3.75%), 3/6/28		29,960	29,769,719
Harbor Freight Tools USA, Inc., Term Loan, 7.775%, (1 mo. USD LIBOR + 2.75%), 10/19/27		17,879	17,409,721
Hoya Midco, LLC, Term Loan, 8.295%, (SOFR + 3.25%), 2/3/29		2,653	2,629,821
Les Schwab Tire Centers, Term Loan, 8.064%, (3 mo. USD LIBOR + 3.25%), 11/2/27		13,937	13,896,309
LIDS Holdings, Inc., Term Loan, 10.393%, (SOFR + 5.50%), 12/14/26		5,421	5,150,039
Borrower/Description	Principal Amount* (000's omitted)		Value
Specialty Retail (continued)
Mattress Firm, Inc., Term Loan, 9.39%, (3 mo. USD LIBOR + 4.25%), 9/25/28		15,951	$ 14,844,348
PetSmart, Inc., Term Loan, 8.832%, (SOFR + 3.75%), 2/11/28		12,289	12,226,152
			$ 124,553,439
Technology Hardware, Storage & Peripherals — 0.1%
NCR Corporation, Term Loan, 7.78%, (3 mo. USD LIBOR + 2.50%), 8/28/26		8,881	$ 8,782,855
			$ 8,782,855
Trading Companies & Distributors — 3.0%
American Builders & Contractors Supply Co., Inc., Term Loan, 7.082%, (SOFR + 2.00%), 1/15/27		13,552	$ 13,517,981
Avolon TLB Borrower 1 (US), LLC:
Term Loan, 6.703%, (1 mo. USD LIBOR + 1.75%), 1/15/25		26,082	25,988,015
Term Loan, 7.203%, (1 mo. USD LIBOR + 2.25%), 12/1/27		14,888	14,888,000
DXP Enterprises, Inc., Term Loan, 9.955%, (3 mo. USD LIBOR + 5.25%), 12/23/27		7,909	7,869,747
Electro Rent Corporation, Term Loan, 10.271%, (SOFR + 5.50%), 11/1/24		15,677	15,324,382
Park River Holdings, Inc., Term Loan, 8.522%, (6 mo. USD LIBOR + 3.25%), 12/28/27		10,802	10,102,667
Patagonia Bidco Limited, Term Loan, 8.678%, (SONIA + 5.25%), 11/1/28	GBP	20,400	22,849,606
PEARLS (Netherlands) Bidco B.V., Term Loan, 6.742%, (3 mo. EURIBOR + 3.50%), 2/26/29	EUR	6,000	6,449,423
Quimper AB, Term Loan, 5.977%, (3 mo. EURIBOR + 2.93%), 2/16/26	EUR	18,175	19,428,733
Spin Holdco, Inc., Term Loan, 8.986%, (3 mo. USD LIBOR + 4.00%), 3/4/28		43,729	36,498,249
SRS Distribution, Inc.:
Term Loan, 8.471%, (SOFR + 3.50%), 6/2/28		5,012	4,787,606
Term Loan, 8.525%, (1 mo. USD LIBOR + 3.50%), 6/2/28		4,278	4,092,908
			$ 181,797,317
Transportation Infrastructure — 0.0%(8)
Brown Group Holding, LLC, Term Loan, 8.778%, (SOFR + 3.75%), 7/2/29		1,070	$ 1,066,877
			$ 1,066,877

37
See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Wireless Telecommunication Services — 0.2%
Digicel International Finance Limited, Term Loan, 8.275%, (1 mo. USD LIBOR + 3.25%), 5/28/24	13,983	$ 12,707,130
		$ 12,707,130
Total Senior Floating-Rate Loans (identified cost $5,241,387,088)		$4,833,289,333

Warrants — 0.0%
Security	Shares	Value
Leisure Goods/Activities/Movies — 0.0%
Cineworld Group PLC, Exp. 11/23/25(6)(7)	1,791,400	$ 0
		$ 0
Retailers (Except Food and Drug) — 0.0%
David’s Bridal, LLC, Exp. 12/31/28(5)(6)(7)	51,888	$ 0
		$ 0
Total Warrants (identified cost $0)		$ 0

Short-Term Investments — 2.4%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.78%(14)	149,198,674	$ 149,198,674
Total Short-Term Investments (identified cost $149,198,674)		$ 149,198,674
Total Investments — 96.0% (identified cost $6,413,556,860)		$5,846,780,232
Less Unfunded Loan Commitments — (0.2)%		$ (9,362,296)
Net Investments — 95.8% (identified cost $6,404,194,564)		$5,837,417,936
Other Assets, Less Liabilities — 4.2%		$ 251,414,628
Net Assets — 100.0%		$6,088,832,564

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2023, the aggregate value of these securities is $784,199,362 or 12.9% of the Portfolio's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2023.
(3)	When-issued, variable rate security whose interest rate will be determined after April 30, 2023.
(4)	Affiliated company (see Note 7).
(5)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 8).
(6)	Non-income producing security.
(7)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.
(8)	Amount is less than 0.05%.
(9)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(10)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) or the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(11)	This Senior Loan will settle after April 30, 2023, at which time the interest rate will be determined.
(12)	The stated interest rate represents the weighted average interest rate at April 30, 2023 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.
(13)	Unfunded or partially unfunded loan commitments. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. At April 30, 2023, the total value of unfunded loan commitments is $8,021,271. See Note 1F for description.
(14)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of April 30, 2023.

38
See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	10,000,000	USD	10,994,787	Citibank, N.A.	5/3/23	$ 24,217	$ —
USD	305,530,801	EUR	280,766,698	Standard Chartered Bank	5/3/23	—	(3,846,149)
EUR	12,000,000	USD	12,877,468	Bank of America, N.A.	5/31/23	366,710	—
EUR	12,000,000	USD	12,718,040	HSBC Bank USA, N.A.	5/31/23	526,137	—
GBP	1,200,000	USD	1,422,597	State Street Bank and Trust Company	5/31/23	86,430	—
USD	4,866,736	EUR	4,500,000	Bank of America, N.A.	5/31/23	—	(99,830)
USD	59,427,780	EUR	56,023,363	Citibank, N.A.	5/31/23	—	(2,404,166)
USD	59,431,309	EUR	56,023,363	State Street Bank and Trust Company	5/31/23	—	(2,400,636)
USD	59,429,219	EUR	56,023,363	State Street Bank and Trust Company	5/31/23	—	(2,402,726)
USD	59,427,354	EUR	56,023,363	State Street Bank and Trust Company	5/31/23	—	(2,404,592)
USD	59,413,858	EUR	56,023,364	State Street Bank and Trust Company	5/31/23	—	(2,418,088)
USD	84,616	GBP	70,642	Bank of America, N.A.	5/31/23	—	(4,219)
USD	46,716,193	GBP	39,012,920	State Street Bank and Trust Company	5/31/23	—	(2,343,432)
USD	299,434,924	EUR	270,766,698	Standard Chartered Bank	6/2/23	561,284	—
EUR	13,000,000	USD	13,797,317	Bank of America, N.A.	6/30/23	574,728	—
EUR	17,000,000	USD	18,738,021	Standard Chartered Bank	6/30/23	56,193	—
EUR	23,000,000	USD	25,462,596	Standard Chartered Bank	6/30/23	—	(35,131)
USD	23,758,418	EUR	21,555,690	Bank of America, N.A.	6/30/23	—	(72,301)
USD	18,821,927	EUR	17,277,685	Bank of America, N.A.	6/30/23	—	(279,279)
USD	45,732,456	EUR	42,000,000	Goldman Sachs International	6/30/23	—	(700,307)
USD	45,747,282	EUR	42,000,000	Standard Chartered Bank	6/30/23	—	(685,481)
USD	45,745,526	EUR	42,000,000	Standard Chartered Bank	6/30/23	—	(687,236)
USD	45,738,588	EUR	42,000,000	Standard Chartered Bank	6/30/23	—	(694,175)
USD	45,735,833	EUR	42,000,000	Standard Chartered Bank	6/30/23	—	(696,930)
						$2,195,699	$(22,174,678)
Abbreviations:
DIP	– Debtor In Possession
EURIBOR	– Euro Interbank Offered Rate
LIBOR	– London Interbank Offered Rate
OTC	– Over-the-counter
PIK	– Payment In Kind
REITs	– Real Estate Investment Trusts
SOFR	– Secured Overnight Financing Rate
SONIA	– Sterling Overnight Interbank Average
Currency Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
USD	– United States Dollar
39
See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2023
Statement of Assets and Liabilities (Unaudited)

April 30, 2023
Assets
Unaffiliated investments, at value (identified cost $6,252,650,482)	$ 5,676,667,241
Affiliated investments, at value (identified cost $151,544,082)	160,750,695
Cash	37,896,723
Deposits for derivatives collateral — forward foreign currency exchange contracts	22,210,000
Foreign currency, at value (identified cost $19,394,797)	19,379,161
Interest receivable	42,049,866
Dividends receivable from affiliated investments	362,496
Receivable for investments sold	188,196,596
Receivable for open forward foreign currency exchange contracts	2,195,699
Prepaid upfront fees on notes payable	982,710
Other receivables	2,084,589
Prepaid expenses	112,458
Other assets	2,677,658
Total assets	$6,155,565,892
Liabilities
Payable for investments purchased	$ 36,445,705
Payable for when-issued securities	3,465,000
Payable for open forward foreign currency exchange contracts	22,174,678
Payable to affiliates:
Investment adviser fee	2,578,050
Trustees' fees	9,222
Accrued expenses	2,060,673
Total liabilities	$ 66,733,328
Net Assets applicable to investors' interest in Portfolio	$6,088,832,564
40
See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2023
Statement of Operations (Unaudited)

Six Months Ended
April 30, 2023
Investment Income
Dividend income	$ 1,895,676
Dividend income from affiliated investments	2,533,621
Interest and other income	297,813,191
Total investment income	$ 302,242,488
Expenses
Investment adviser fee	$ 17,850,462
Trustees’ fees and expenses	54,431
Custodian fee	679,913
Legal and accounting services	523,250
Interest expense and fees	1,339,752
Miscellaneous	184,371
Total expenses	$ 20,632,179
Deduct:
Waiver and/or reimbursement of expenses by affiliate	$ 100,048
Total expense reductions	$ 100,048
Net expenses	$ 20,532,131
Net investment income	$ 281,710,357
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$ (110,035,829)
Foreign currency transactions	3,464,692
Forward foreign currency exchange contracts	(66,645,266)
Net realized loss	$(173,216,403)
Change in unrealized appreciation (depreciation):
Investments	$ 320,987,920
Investments - affiliated investments	2,866,857
Foreign currency	1,011,657
Forward foreign currency exchange contracts	(16,964,174)
Net change in unrealized appreciation (depreciation)	$ 307,902,260
Net realized and unrealized gain	$ 134,685,857
Net increase in net assets from operations	$ 416,396,214
41
See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2023
Statements of Changes in Net Assets

	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 281,710,357	$ 418,622,273
Net realized gain (loss)	(173,216,403)	59,718,560
Net change in unrealized appreciation (depreciation)	307,902,260	(831,891,859)
Net increase (decrease) in net assets from operations	$ 416,396,214	$ (353,551,026)
Capital transactions:
Contributions	$ 101,543,748	$ 2,094,290,768
Withdrawals	(2,530,237,916)	(2,626,390,995)
Net decrease in net assets from capital transactions	$(2,428,694,168)	$ (532,100,227)
Net decrease in net assets	$(2,012,297,954)	$ (885,651,253)
Net Assets
At beginning of period	$ 8,101,130,518	$ 8,986,781,771
At end of period	$ 6,088,832,564	$ 8,101,130,518
42
See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2023
Financial Highlights

	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31,
Ratios/Supplemental Data		2022	2021	2020	2019	2018
Ratios (as a percentage of average daily net assets):
Expenses	0.57% (1)(2)	0.54% (1)	0.56%	0.59%	0.55%	0.54%
Net investment income	7.86% (2)	4.39%	3.51%	4.17%	5.09%	4.38%
Portfolio Turnover	5% (3)	27%	26%	28%	16%	30%
Total Return	5.92% (3)	(3.32)%	7.80%	1.18%	1.64%	5.05%
Net assets, end of period (000’s omitted)	$6,088,833	$8,101,131	$8,986,782	$5,649,501	$7,966,641	$11,502,389
(1)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Portfolio's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2023 and the year ended October 31, 2022).
(2)	Annualized.
(3)	Not annualized.
43

Eaton Vance
Floating Rate Portfolio
April 30, 2023
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Floating Rate Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to provide a high level of current income. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2023, Eaton Vance Floating-Rate Fund and Eaton Vance Floating-Rate & High Income Fund held an interest of 85.1% and 14.9%, respectively, in the Portfolio.
The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Senior Loans, for which a valuation is not available or deemed unreliable, are fair valued by the investment adviser utilizing one or more of the valuation techniques described below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.
Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Portfolio’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
44

Eaton Vance
Floating Rate Portfolio
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.
D  Federal Taxes—The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.
As of April 30, 2023, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
F  Unfunded Loan Commitments—The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower's discretion. These commitments are disclosed in the accompanying Portfolio of Investments. At April 30, 2023, the Portfolio had sufficient cash and/or securities to cover these commitments.
G  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
H  Indemnifications—Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.
I  Forward Foreign Currency Exchange Contracts—The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.
J  When-Issued Securities and Delayed Delivery Transactions—The Portfolio may purchase securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Portfolio maintains cash and/or security positions for these commitments such that delivery or when-issued basis sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract.
K  Interim Financial Statements—The interim financial statements relating to April 30, 2023 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
45

Eaton Vance
Floating Rate Portfolio
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

2  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Portfolio. The investment adviser fee is computed at an annual rate as a percentage of the Portfolio’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $1 billion	0.5750%
$1 billion but less than $2 billion	0.5250%
$2 billion but less than $5 billion	0.4900%
$5 billion but less than $10 billion	0.4600%
$10 billion but less than $15 billion	0.4350%
$15 billion but less than $20 billion	0.4150%
$20 billion but less than $25 billion	0.4000%
$25 billion and over	0.3900%
For the six months ended April 30, 2023, the Portfolio’s investment adviser fee amounted to $17,850,462 or 0.50% (annualized) of the Portfolio's average daily net assets. The Portfolio may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the "Liquidity Fund"), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Portfolio is reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Fund. For the six months ended April 30, 2023, the investment adviser fee paid was reduced by $100,048 relating to the Portfolio's investment in the Liquidity Fund.
Trustees and officers of the Portfolio who are members of BMR’s organization receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2023, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organization.
3  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and principal repayments on Senior Loans, aggregated $373,000,434 and $2,648,580,168, respectively, for the six months ended April 30, 2023.
4  Federal Income Tax Basis of Investments
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Portfolio at April 30, 2023, as determined on a federal income tax basis, were as follows:
Aggregate cost	$6,405,651,451
Gross unrealized appreciation	$ 35,567,761
Gross unrealized depreciation	(623,780,255)
Net unrealized depreciation	$ (588,212,494)
5  Financial Instruments
The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2023 is included in the Portfolio of Investments. At April 30, 2023, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.
46

Eaton Vance
Floating Rate Portfolio
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.
The Portfolio enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio's net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2023, the fair value of derivatives with credit related contingent features in a net liability position was $22,174,678. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $22,210,000 at April 30, 2023.
The over-the-counter (OTC) derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.
The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments.
The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at April 30, 2023 was as follows:
Fair Value
Derivative	Asset Derivative	Liability Derivative
Forward foreign currency exchange contracts	$2,195,699 (1)	$(22,174,678) (2)
(1)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts.
(2)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts.
47

Eaton Vance
Floating Rate Portfolio
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

The Portfolio's derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio's derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for such assets and pledged by the Portfolio for such liabilities as of April 30, 2023.
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)
Bank of America, N.A.	$ 941,438	$ (455,629)	$ (485,809)	$ —	$ —
Citibank, N.A.	24,217	(24,217)	—	—	—
HSBC Bank USA, N.A.	526,137	—	(526,137)	—	—
Standard Chartered Bank	617,477	(617,477)	—	—	—
State Street Bank and Trust Company	86,430	(86,430)	—	—	—
	$2,195,699	$(1,183,753)	$(1,011,946)	$ —	$ —

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)
Bank of America, N.A.	$ (455,629)	$ 455,629	$ —	$ —	$ —
Citibank, N.A.	(2,404,166)	24,217	—	2,379,949	—
Goldman Sachs International	(700,307)	—	—	700,307	—
Standard Chartered Bank	(6,645,102)	617,477	—	6,027,625	—
State Street Bank and Trust Company	(11,969,474)	86,430	—	11,883,044	—
	$(22,174,678)	$1,183,753	$ —	$20,990,925	$ —
(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount due from the counterparty in the event of default.
(c)	Net amount represents the net amount payable to the counterparty in the event of default.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is foreign exchange risk for the six months ended April 30, 2023 was as follows:
Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)
Forward foreign currency exchange contracts	$(66,645,266)	$(16,964,174)
(1)	Statement of Operations location: Net realized gain (loss): Forward foreign currency exchange contracts.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation): Forward foreign currency exchange contracts.
The average notional amount of forward foreign currency exchange contracts (based on the absolute value of notional amounts of currency purchased and currency sold) outstanding during the six months ended April 30, 2023, which is indicative of the volume of this derivative type, was approximately $1,272,537,000.
48

Eaton Vance
Floating Rate Portfolio
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

6  Credit Facility
The Portfolio participates with another portfolio and fund managed by BMR and its affiliates in a $600 million ($700 million prior to March 6, 2023) unsecured credit facility agreement (Agreement) with a group of banks, which is in effect through March 4, 2024. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. At the Portfolio’s option, any loan under the Credit Facility that is made to it will bear interest at a rate equal to (i) the Benchmark Rate (defined below) plus a margin or, (ii) the Base Rate, or (iii) the Overnight Rate plus a margin. Base Rate is the highest of (a) administrative agent’s prime rate, (b) 50 basis points above the Federal Funds rate, (c) the Benchmark Rate plus a margin and (d) 1.00%, in each case as in effect from time to time. The “Overnight Rate” is the greatest of the Benchmark Rate, the Federal Funds rate and 0.00%. “Benchmark Rate” means Term SOFR (defined as the forward-looking Secured Overnight Financing Rate term rate published two U.S. government securities business days prior to the commencement of the applicable interest period plus the Term SOFR Adjustment) for an interest period of one-month’s duration. To the extent that, at any time, the Benchmark Rate is less than 0.00%, the Benchmark Rate shall be deemed to be 0.00% for purposes of the Credit Facility. “Term SOFR Adjustment” means 0.10%. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of each lender’s commitment amount is allocated among the participating portfolios and fund at the end of each quarter. Also included in interest expense and fees on the Statement of Operations is approximately $582,000 of amortization of upfront fees paid by the Portfolio in connection with the annual renewal of the Agreement. The unamortized balance of upfront fees at April 30, 2023 is $982,710 and is included in prepaid upfront fees on notes payable in the Statement of Assets and Liabilities. Because the credit facility is not available exclusively to the Portfolio and the maximum amount is capped, it may be unable to borrow some or all of a requested amount at any particular time. The Portfolio did not have any significant borrowings during the six months ended April 30, 2023.
7  Affiliated Investments
An affiliated company is a company in which a fund has a direct or indirect ownership of, control of, or voting power of 5 percent or more of the outstanding voting shares, or a company that is under common ownership or control with a fund. At April 30, 2023, the value of the Portfolio's investment in affiliated companies and in funds that may be deemed to be affiliated was $160,750,695, which represents 2.6% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the six months ended April 30, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Common Stocks*
IAP Global Services, LLC(1)(2)(3)	$ 8,685,164	$ —	$ —	$ —	$ 2,866,857	$ 11,552,021	$ —	2,577
Short-Term Investments
Liquidity Fund	156,771,808	1,337,378,073	(1,344,951,207)	—	—	149,198,674	2,533,621	149,198,674
Total				$ —	$2,866,857	$160,750,695	$2,533,621
*	The related industry is the same as the presentation in the Portfolio of Investments.
(1)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 8).
(2)	Non-income producing security.
(3)	A portion of the shares were acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.
8  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
49

Eaton Vance
Floating Rate Portfolio
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

At April 30, 2023, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Asset-Backed Securities	$ —	$ 281,462,489	$ —	$ 281,462,489
Common Stocks	6,670,607	8,632,064	16,757,122	32,059,793
Corporate Bonds	—	523,341,783	—	523,341,783
Exchange-Traded Funds	17,687,520	—	—	17,687,520
Preferred Stocks	—	9,740,640	0	9,740,640
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	4,793,149,436	30,777,601	4,823,927,037
Warrants	—	0	0	0
Short-Term Investments	149,198,674	—	—	149,198,674
Total Investments	$ 173,556,801	$ 5,616,326,412	$ 47,534,723	$ 5,837,417,936
Forward Foreign Currency Exchange Contracts	$ —	$ 2,195,699	$ —	$ 2,195,699
Total	$ 173,556,801	$ 5,618,522,111	$ 47,534,723	$ 5,839,613,635
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$ (22,174,678)	$ —	$ (22,174,678)
Total	$ —	$ (22,174,678)	$ —	$ (22,174,678)
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended April 30, 2023 is not presented.
9  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
Credit Risk
The Portfolio invests primarily in below investment grade floating-rate loans, which are considered speculative because of the credit risk of their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan’s value.
LIBOR Transition Risk
Certain instruments held by the Portfolio may pay an interest rate based on the London Interbank Offered Rate (“LIBOR”), which is the average offered rate for various maturities of short-term loans between certain major international banks. LIBOR is used throughout global banking and financial industries to determine interest rates for a variety of financial instruments (such as debt instruments and derivatives) and borrowing arrangements. The ICE Benchmark Administration Limited, the administrator of LIBOR, ceased publishing certain LIBOR settings on December 31, 2021, and is expected to cease publishing the remaining LIBOR settings on June 30, 2023. Although the transition process away from LIBOR has become increasingly well-defined, the impact on certain debt securities, derivatives and other financial instruments that utilize LIBOR remains uncertain. The phase-out of LIBOR may result in, among other things, increased volatility or illiquidity in markets for instruments based on LIBOR and changes in the value of such instruments.
50

Eaton Vance
Floating Rate Portfolio
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks of disease, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and industries, and could continue to affect the market in significant and unforeseen ways. Other epidemics and pandemics that may arise in the future may have similar effects. Any such impact could adversely affect the Portfolio's performance, or the performance of the securities in which the Portfolio invests.
51

Eaton Vance
Floating-Rate Fund
April 30, 2023
Officers and Trustees

Officers of Eaton Vance Floating-Rate Fund and Eaton Vance Floating Rate Portfolio
Eric A. Stein President	Nicholas S. Di Lorenzo Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Richard F. Froio Chief Compliance Officer
James F. Kirchner Treasurer
Trustees of Eaton Vance Floating-Rate Fund and Eaton Vance Floating Rate Portfolio
George J. Gorman Chairperson
Alan C. Bowser
Thomas E. Faust Jr.*
Mark R. Fetting
Cynthia E. Frost
Valerie A. Mosley
Anchal Pachnanda*(1)
Marcus L. Smith
Susan J. Sutherland
Scott E. Wennerholm
Nancy A. Wiser

*	Interested Trustee
(1)	Ms. Pachnanda began serving as Trustee effective April 1, 2023.
52

Eaton Vance Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
53

Eaton Vance Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
54

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.
55

This Page Intentionally Left Blank

Investment Adviser of Eaton Vance Floating Rate Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110
Investment Adviser and Administrator of
Eaton Vance Floating-Rate Fund
Eaton Vance Management
Two International Place
Boston, MA 02110
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 534439
Pittsburgh, PA 15253-4439
(800) 262-1122
Fund Offices
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7718    4.30.23

Eaton Vance
Floating-Rate & High Income Fund
Semiannual Report
April 30, 2023

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund's adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2023
Eaton Vance
Floating-Rate & High Income Fund

Eaton Vance
Floating-Rate & High Income Fund
April 30, 2023
Performance

Portfolio Manager(s) Kelley Gerrity, Stephen C. Concannon, CFA, Andrew N. Sveen, CFA, Jeffrey D. Mueller, Ralph Hinckley, CFA and Jake Lemle, CFA
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Advisers Class at NAV	09/07/2000	09/07/2000	5.80%	2.16%	2.71%	3.15%
Class A at NAV	05/07/2003	09/07/2000	5.79	2.17	2.70	3.15
Class A with 3.25% Maximum Sales Charge	—	—	2.30	(1.12)	2.01	2.82
Class C at NAV	09/05/2000	09/05/2000	5.41	1.39	1.94	2.54
Class C with 1% Maximum Deferred Sales Charge	—	—	4.41	0.43	1.94	2.54
Class I at NAV	09/15/2000	09/15/2000	5.93	2.30	2.94	3.40
Class R6 at NAV	06/27/2016	09/15/2000	5.96	2.36	3.02	3.44

Morningstar® LSTA® US Leveraged Loan IndexSM	—	—	6.00%	3.39%	3.76%	3.81%
% Total Annual Operating Expense Ratios[3]	Advisers Class	Class A	Class C	Class I	Class R6
	1.02%	1.02%	1.77%	0.77%	0.71%
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
2

Eaton Vance
Floating-Rate & High Income Fund
April 30, 2023
Fund Profile

Asset Allocation (% of net assets)[1,2]
Credit Quality (% of bonds, loans and ABS)[3]

Footnotes:
Fund invests in one or more affiliated investment companies (Portfolios). Unless otherwise noted, references to investments are to the aggregate holdings of the Fund, including its pro rata share of each Portfolio or Fund in which it invests.
[1]	Net of unfunded loan commitments.
[2]	Other Net Assets represents other assets less liabilities and includes any investment type that represents less than 1% of net assets.
[3]	For Eaton Vance Floating Rate Portfolio’s investments, credit ratings are categorized using S&P Global Ratings (“S&P”). For High Income Opportunities Portfolio’s investments, ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable and for purposes of ratings restrictions, the average of Moody’s, S&P and Fitch is used. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
ABS  _ Asset-Backed Securities
3

Eaton Vance
Floating-Rate & High Income Fund
April 30, 2023
Endnotes and Additional Disclosures

[1]	Morningstar® LSTA® US Leveraged Loan IndexSM is an unmanaged index of the institutional leveraged loan market. Morningstar® LSTA® Leveraged Loan indices are a product of Morningstar, Inc. (“Morningstar”) and have been licensed for use. Morningstar® is a registered trademark of Morningstar licensed for certain use. Loan Syndications and Trading Association® and LSTA® are trademarks of the LSTA licensed for certain use by Morningstar, and further sublicensed by Morningstar for certain use. Neither Morningstar nor LSTA guarantees the accuracy and/or completeness of the Morningstar® LSTA® US Leveraged Loan IndexSM or any data included therein, and shall have no liability for any errors, omissions, or interruptions therein. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class R6 is linked to Class I. Performance presented in the Financial Highlights included in the financial statements is not linked.
Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years. Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase.
[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
Fund profile subject to change due to active management.
4

Eaton Vance
Floating-Rate & High Income Fund
April 30, 2023
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2022 to April 30, 2023).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (11/1/22)	Ending Account Value (4/30/23)	Expenses Paid During Period* (11/1/22 – 4/30/23)	Annualized Expense Ratio
Actual
Advisers Class	$1,000.00	$1,058.00	$5.46	1.07%
Class A	$1,000.00	$1,057.90	$5.46	1.07%
Class C	$1,000.00	$1,054.10	$9.27	1.82%
Class I	$1,000.00	$1,059.30	$4.19	0.82%
Class R6	$1,000.00	$1,059.60	$3.88	0.76%

Hypothetical
(5% return per year before expenses)
Advisers Class	$1,000.00	$1,019.49	$5.36	1.07%
Class A	$1,000.00	$1,019.49	$5.36	1.07%
Class C	$1,000.00	$1,015.77	$9.10	1.82%
Class I	$1,000.00	$1,020.73	$4.11	0.82%
Class R6	$1,000.00	$1,021.03	$3.81	0.76%
*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2022. The Example reflects the expenses of both the Fund and the Portfolios.
5

Eaton Vance
Floating-Rate & High Income Fund
April 30, 2023
Statement of Assets and Liabilities (Unaudited)

April 30, 2023
Assets
Investment in Eaton Vance Floating Rate Portfolio, at value (identified cost $1,021,433,123)	$ 904,941,430
Investment in High Income Opportunities Portfolio, at value (identified cost $218,998,466)	177,842,190
Receivable for Fund shares sold	1,883,144
Total assets	$1,084,666,764
Liabilities
Payable for Fund shares redeemed	$ 5,569,251
Distributions payable	462,993
Payable to affiliates:
Administration fee	141,264
Distribution and service fees	55,664
Trustees' fees	42
Accrued expenses	305,002
Total liabilities	$ 6,534,216
Net Assets	$1,078,132,548
Sources of Net Assets
Paid-in capital	$ 1,354,921,523
Accumulated loss	(276,788,975)
Net Assets	$1,078,132,548
Advisers Class Shares
Net Assets	$ 42,442,237
Shares Outstanding	5,203,477
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 8.16
Class A Shares
Net Assets	$ 143,509,552
Shares Outstanding	16,539,932
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 8.68
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$ 8.97
Class C Shares
Net Assets	$ 18,734,168
Shares Outstanding	2,301,276
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 8.14
Class I Shares
Net Assets	$ 844,606,394
Shares Outstanding	103,487,289
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 8.16
6
See Notes to Financial Statements.

Eaton Vance
Floating-Rate & High Income Fund
April 30, 2023
Statement of Assets and Liabilities (Unaudited)  — continued

April 30, 2023
Class R6 Shares
Net Assets	$28,840,197
Shares Outstanding	3,533,549
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 8.16
On sales of $100,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
7
See Notes to Financial Statements.

Eaton Vance
Floating-Rate & High Income Fund
April 30, 2023
Statement of Operations (Unaudited)

Six Months Ended
April 30, 2023
Investment Income
Dividend income allocated from Portfolios (net of foreign taxes withheld of $156)	$ 987,705
Interest income allocated from Portfolios	52,563,790
Expenses allocated from Portfolios	(3,732,234)
Total investment income from Portfolios	$ 49,819,261
Expenses
Administration fee	$ 987,948
Distribution and service fees:
Advisers Class	52,212
Class A	206,581
Class C	101,674
Trustees’ fees and expenses	251
Custodian fee	30,760
Transfer and dividend disbursing agent fees	464,635
Legal and accounting services	40,900
Printing and postage	52,007
Registration fees	66,486
Miscellaneous	10,423
Total expenses	$ 2,013,877
Net investment income	$ 47,805,384
Realized and Unrealized Gain (Loss) from Portfolios
Net realized gain (loss):
Investment transactions	$ (10,377,620)
Securities sold short	(59,928)
Foreign currency transactions	528,405
Forward foreign currency exchange contracts	(10,556,781)
Net realized loss	$(20,465,924)
Change in unrealized appreciation (depreciation):
Investments	$ 52,370,793
Foreign currency	196,127
Forward foreign currency exchange contracts	(2,858,651)
Net change in unrealized appreciation (depreciation)	$ 49,708,269
Net realized and unrealized gain	$ 29,242,345
Net increase in net assets from operations	$ 77,047,729
8
See Notes to Financial Statements.

Eaton Vance
Floating-Rate & High Income Fund
April 30, 2023
Statements of Changes in Net Assets

	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 47,805,384	$ 72,027,950
Net realized gain (loss)	(20,465,924)	7,117,431
Net change in unrealized appreciation (depreciation)	49,708,269	(163,552,579)
Net increase (decrease) in net assets from operations	$ 77,047,729	$ (84,407,198)
Distributions to shareholders:
Advisers Class	$ (1,490,963)	$ (1,879,317)
Class A	(5,906,592)	(7,357,901)
Class C	(649,248)	(798,333)
Class I	(39,037,549)	(60,562,506)
Class R6	(1,185,381)	(1,910,333)
Total distributions to shareholders	$ (48,269,733)	$ (72,508,390)
Transactions in shares of beneficial interest:
Advisers Class	$ (1,956,704)	$ (309,593)
Class A	(32,282,278)	921,645
Class C	(3,423,308)	(1,881,811)
Class I	(406,137,633)	171,096,234
Class R6	(14,033,748)	8,512,004
Net increase (decrease) in net assets from Fund share transactions	$ (457,833,671)	$ 178,338,479
Net increase (decrease) in net assets	$ (429,055,675)	$ 21,422,891
Net Assets
At beginning of period	$ 1,507,188,223	$ 1,485,765,332
At end of period	$1,078,132,548	$1,507,188,223
9
See Notes to Financial Statements.

Eaton Vance
Floating-Rate & High Income Fund
April 30, 2023
Financial Highlights

	Advisers Class
	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31,
		2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 7.990	$ 8.720	$ 8.330	$ 8.620	$ 8.850	$ 8.880
Income (Loss) From Operations
Net investment income(1)	$ 0.285	$ 0.336	$ 0.282	$ 0.324	$ 0.408	$ 0.364
Net realized and unrealized gain (loss)	0.173	(0.727)	0.395	(0.277)	(0.228)	(0.028)
Total income (loss) from operations	$ 0.458	$ (0.391)	$ 0.677	$ 0.047	$ 0.180	$ 0.336
Less Distributions
From net investment income	$ (0.288)	$ (0.339)	$ (0.287)	$ (0.337)	$ (0.410)	$ (0.366)
Total distributions	$ (0.288)	$ (0.339)	$ (0.287)	$ (0.337)	$ (0.410)	$ (0.366)
Net asset value — End of period	$ 8.160	$ 7.990	$ 8.720	$ 8.330	$ 8.620	$ 8.850
Total Return(2)	5.80% (3)	(4.56)%	8.20%	0.75%	1.98%	3.85%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$42,442	$43,533	$47,953	$42,806	$84,179	$133,055
Ratios (as a percentage of average daily net assets):(4)
Expenses	1.07% (5)(6)	1.02% (6)	1.04%	1.08%	1.04%	1.01%
Net investment income	7.08% (5)	4.01%	3.25%	3.89%	4.68%	4.10%
Portfolio Turnover of the Fund(7)	1% (3)	24%	9%	8%	5%	12%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Includes the Fund’s share of the Portfolios’ allocated expenses.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of the Portfolios' adviser fees due to the Portfolios' investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2023 and the year ended October 31, 2022).
(7)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.
10
See Notes to Financial Statements.

Eaton Vance
Floating-Rate & High Income Fund
April 30, 2023
Financial Highlights   — continued

	Class A
	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31,
		2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 8.500	$ 9.280	$ 8.870	$ 9.160	$ 9.410	$ 9.450
Income (Loss) From Operations
Net investment income(1)	$ 0.304	$ 0.357	$ 0.300	$ 0.340	$ 0.434	$ 0.387
Net realized and unrealized gain (loss)	0.182	(0.777)	0.415	(0.272)	(0.248)	(0.037)
Total income (loss) from operations	$ 0.486	$ (0.420)	$ 0.715	$ 0.068	$ 0.186	$ 0.350
Less Distributions
From net investment income	$ (0.306)	$ (0.360)	$ (0.305)	$ (0.358)	$ (0.436)	$ (0.390)
Total distributions	$ (0.306)	$ (0.360)	$ (0.305)	$ (0.358)	$ (0.436)	$ (0.390)
Net asset value — End of period	$ 8.680	$ 8.500	$ 9.280	$ 8.870	$ 9.160	$ 9.410
Total Return(2)	5.79% (3)	(4.60)%	8.14%	0.83%	2.04%	3.77%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$143,510	$172,307	$187,279	$181,561	$195,385	$186,987
Ratios (as a percentage of average daily net assets):(4)
Expenses	1.07% (5)(6)	1.02% (6)	1.04%	1.08%	1.04%	1.01%
Net investment income	7.09% (5)	4.01%	3.25%	3.84%	4.69%	4.10%
Portfolio Turnover of the Fund(7)	1% (3)	24%	9%	8%	5%	12%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Includes the Fund’s share of the Portfolios’ allocated expenses.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of the Portfolios' adviser fees due to the Portfolios' investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2023 and the year ended October 31, 2022).
(7)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.
11
See Notes to Financial Statements.

Eaton Vance
Floating-Rate & High Income Fund
April 30, 2023
Financial Highlights   — continued

	Class C
	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31,
		2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 7.980	$ 8.710	$ 8.320	$ 8.600	$ 8.830	$ 8.860
Income (Loss) From Operations
Net investment income(1)	$ 0.254	$ 0.271	$ 0.218	$ 0.259	$ 0.341	$ 0.296
Net realized and unrealized gain (loss)	0.163	(0.726)	0.394	(0.264)	(0.227)	(0.027)
Total income (loss) from operations	$ 0.417	$ (0.455)	$ 0.612	$ (0.005)	$ 0.114	$ 0.269
Less Distributions
From net investment income	$ (0.257)	$ (0.275)	$ (0.222)	$ (0.275)	$ (0.344)	$ (0.299)
Total distributions	$ (0.257)	$ (0.275)	$ (0.222)	$ (0.275)	$ (0.344)	$ (0.299)
Net asset value — End of period	$ 8.140	$ 7.980	$ 8.710	$ 8.320	$ 8.600	$ 8.830
Total Return(2)	5.41% (3)	(5.40)%	7.40%	(0.00)% (4)	1.33%	2.96%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$18,734	$21,726	$25,764	$37,683	$59,716	$121,021
Ratios (as a percentage of average daily net assets):(5)
Expenses	1.82% (6)(7)	1.77% (7)	1.79%	1.83%	1.79%	1.76%
Net investment income	6.32% (6)	3.23%	2.52%	3.12%	3.93%	3.35%
Portfolio Turnover of the Fund(8)	1% (3)	24%	9%	8%	5%	12%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Amount is less than (0.005)%.
(5)	Includes the Fund’s share of the Portfolios’ allocated expenses.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of the Portfolios' adviser fees due to the Portfolios' investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2023 and the year ended October 31, 2022).
(8)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.
12
See Notes to Financial Statements.

Eaton Vance
Floating-Rate & High Income Fund
April 30, 2023
Financial Highlights   — continued

	Class I
	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31,
		2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 8.000	$ 8.730	$ 8.340	$ 8.620	$ 8.850	$ 8.890
Income (Loss) From Operations
Net investment income(1)	$ 0.295	$ 0.358	$ 0.301	$ 0.344	$ 0.430	$ 0.386
Net realized and unrealized gain (loss)	0.163	(0.728)	0.398	(0.265)	(0.228)	(0.037)
Total income (loss) from operations	$ 0.458	$ (0.370)	$ 0.699	$ 0.079	$ 0.202	$ 0.349
Less Distributions
From net investment income	$ (0.298)	$ (0.360)	$ (0.309)	$ (0.359)	$ (0.432)	$ (0.389)
Total distributions	$ (0.298)	$ (0.360)	$ (0.309)	$ (0.359)	$ (0.432)	$ (0.389)
Net asset value — End of period	$ 8.160	$ 8.000	$ 8.730	$ 8.340	$ 8.620	$ 8.850
Total Return(2)	5.93% (3)	(4.43)%	8.47%	1.01%	2.35%	4.00%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$844,606	$1,227,499	$1,187,123	$546,479	$808,175	$1,369,866
Ratios (as a percentage of average daily net assets):(4)
Expenses	0.82% (5)(6)	0.77% (6)	0.78%	0.83%	0.79%	0.76%
Net investment income	7.33% (5)	4.27%	3.47%	4.12%	4.94%	4.35%
Portfolio Turnover of the Fund(7)	1% (3)	24%	9%	8%	5%	12%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Includes the Fund’s share of the Portfolios’ allocated expenses.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of the Portfolios' adviser fees due to the Portfolios' investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2023 and the year ended October 31, 2022).
(7)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.
13
See Notes to Financial Statements.

Eaton Vance
Floating-Rate & High Income Fund
April 30, 2023
Financial Highlights   — continued

	Class R6
	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31,
		2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 8.000	$ 8.730	$ 8.340	$ 8.620	$ 8.850	$ 8.880
Income (Loss) From Operations
Net investment income(1)	$ 0.298	$ 0.364	$ 0.312	$ 0.349	$ 0.435	$ 0.399
Net realized and unrealized gain (loss)	0.163	(0.730)	0.393	(0.267)	(0.228)	(0.036)
Total income (loss) from operations	$ 0.461	$ (0.366)	$ 0.705	$ 0.082	$ 0.207	$ 0.363
Less Distributions
From net investment income	$ (0.301)	$ (0.364)	$ (0.315)	$ (0.362)	$ (0.437)	$ (0.393)
Total distributions	$ (0.301)	$ (0.364)	$ (0.315)	$ (0.362)	$ (0.437)	$ (0.393)
Net asset value — End of period	$ 8.160	$ 8.000	$ 8.730	$ 8.340	$ 8.620	$ 8.850
Total Return(2)	5.96% (3)	(4.38)%	8.54%	1.05%	2.41%	4.05%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$28,840	$42,124	$37,646	$77,338	$130,492	$125,876
Ratios (as a percentage of average daily net assets):(4)
Expenses	0.76% (5)(6)	0.71% (6)	0.74%	0.79%	0.73%	0.72%
Net investment income	7.39% (5)	4.35%	3.61%	4.19%	4.99%	4.49%
Portfolio Turnover of the Fund(7)	1% (3)	24%	9%	8%	5%	12%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Includes the Fund’s share of the Portfolios’ allocated expenses.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of the Portfolios' adviser fees due to the Portfolios' investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2023 and the year ended October 31, 2022).
(7)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.
14
See Notes to Financial Statements.

Eaton Vance
Floating-Rate & High Income Fund
April 30, 2023
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Floating-Rate & High Income Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers five classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Advisers Class, Class I and Class R6 shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer and dividend disbursing agent fees on the Statement of Operations, are not allocated to Class R6 shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund’s investment objective is to provide a high level of current income. The Fund currently pursues its objective by investing all of its investable assets in interests in two portfolios managed by Eaton Vance Management (EVM) or its affiliates (the Portfolios), which are Massachusetts business trusts. The value of the Fund’s investments in the Portfolios reflects the Fund’s proportionate interest in their net assets. The Portfolios and the Fund’s proportionate interest in each of their net assets at April 30, 2023 were as follows: Eaton Vance Floating Rate Portfolio (14.9%) and High Income Opportunities Portfolio (16.5%). The performance of the Fund is directly affected by the performance of the Portfolios. The financial statements of Eaton Vance Floating Rate Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements. A copy of High Income Opportunities Portfolio’s financial statements is available by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation— Valuation of securities by Eaton Vance Floating Rate Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report. Such policies are consistent with those of High Income Opportunities Portfolio.
B  Income—The Fund's net investment income or loss consists of the Fund's pro-rata share of the net investment income or loss of the Portfolios, less all actual and accrued expenses of the Fund.
C  Federal Taxes—The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
As of April 30, 2023, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
D  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
E  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
F  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
G  Other—Investment transactions are accounted for on a trade date basis.
H  Interim Financial Statements—The interim financial statements relating to April 30, 2023 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
15

Eaton Vance
Floating-Rate & High Income Fund
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

2  Distributions to Shareholders and Income Tax Information
The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains are made at least annually. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
At October 31, 2022, the Fund, for federal income tax purposes, had deferred capital losses of $146,178,030 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at October 31, 2022, $15,340,310 are short-term and $130,837,720 are long-term.
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by EVM, an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. For bank loans and bank loan related assets, the investment adviser fee is computed based on the Fund’s daily net assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser and receive an advisory fee at the following annual rates and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $1 billion	0.575%
$1 billion but less than $2 billion	0.525%
$2 billion but less than $5 billion	0.490%
$5 billion but less than $10 billion	0.460%
$10 billion but less than $15 billion	0.435%
$15 billion but less than $20 billion	0.415%
$20 billion but less than $25 billion	0.400%
$25 billion and over	0.390%
For high yield bonds and other instruments that are not bank loan related, the fee is an aggregate of a daily asset-based fee and a daily income-based fee at the following rates:
Total Daily Net Assets	Annual Asset Rate	Daily Income Rate
Up to $500 million	0.300%	3.000%
$500 million but less than $1 billion	0.275%	2.750%
$1 billion but less than $1.5 billion	0.250%	2.500%
$1.5 billion but less than $2 billion	0.225%	2.250%
$2 billion but less than $3 billion	0.200%	2.000%
$3 billion and over	0.175%	1.750%
For the six months ended April 30, 2023, the Fund incurred no investment adviser fee on such assets. To the extent the Fund’s assets are invested in the Portfolios, the Fund is allocated its share of the Portfolios’ investment adviser fees. The Portfolios have engaged Boston Management and Research (BMR), an affiliate of EVM, to render investment advisory services. See Note 2 of the Portfolios’ Notes to Financial Statements. For the six months ended April 30, 2023, the Fund’s allocated portion of investment adviser fees paid by the Portfolios amounted to $3,262,780 or 0.50% (annualized) of the Fund’s average daily net assets. The administration fee is earned by EVM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended April 30, 2023, the administration fee amounted to $987,948.
The Portfolios may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the "Liquidity Fund"), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of
16

Eaton Vance
Floating-Rate & High Income Fund
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

Morgan Stanley. The investment adviser fee paid by the Portfolios is reduced by an amount equal to their pro-rata share of the advisory and administration fees paid by the Portfolios due to their investments in the Liquidity Fund. For the six months ended April 30, 2023, the Fund’s allocated share of the reduction of the investment adviser fee paid by the Portfolios was $22,501 relating to the Portfolios’ investments in the Liquidity Fund.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2023, EVM earned $55,760 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund's principal underwriter, received $3,571 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2023. The Fund was informed that Morgan Stanley affiliated broker-dealers, which may be deemed to be affiliates of EVM, BMR and EVD, also received a portion of the sales charge on sales of Class A shares for the six months ended April 30, 2023 in the amount of $221. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).
Trustees and officers of the Fund who are members of EVM’s or BMR's organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolios are officers of the above organizations.
4  Distribution Plans
The Fund has in effect distribution plans for the Advisers Class shares and Class A shares (Advisers/Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Advisers/Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Advisers Class shares and Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2023 amounted to $52,212 for Advisers Class shares and $206,581 for Class A shares. The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2023, the Fund paid or accrued to EVD $76,255 for Class C shares.
Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2023 amounted to $25,419 for Class C shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 0.75% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended April 30, 2023, the Fund was informed that EVD received approximately $2,000 and $1,000 of CDSCs paid by Class A and Class C shareholders, respectively.
6  Investment Transactions
For the six months ended April 30, 2023, increases and decreases in the Fund's investments in the Portfolios were as follows:
Portfolio	Contributions	Withdrawals
Eaton Vance Floating Rate Portfolio	$16,378,393	$443,727,546
High Income Opportunities Portfolio	3,119,694	84,519,533
17

Eaton Vance
Floating-Rate & High Income Fund
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions for all periods presented, were as follows:
	Six Months Ended April 30, 2023 (Unaudited)		Year Ended October 31, 2022
	Shares	Amount	Shares	Amount
Advisers Class
Sales	459,347	$ 3,737,094	861,467	$ 7,333,346
Issued to shareholders electing to receive payments of distributions in Fund shares	182,478	1,483,836	225,567	1,870,304
Redemptions	(886,563)	(7,177,634)	(1,136,776)	(9,513,243)
Net decrease	(244,738)	$ (1,956,704)	(49,742)	$ (309,593)
Class A
Sales	2,014,760	$ 17,399,212	5,626,007	$ 50,747,562
Issued to shareholders electing to receive payments of distributions in Fund shares	619,772	5,360,746	754,617	6,655,370
Redemptions	(6,366,358)	(55,042,236)	(6,294,093)	(56,481,287)
Net increase (decrease)	(3,731,826)	$ (32,282,278)	86,531	$ 921,645
Class C
Sales	225,020	$ 1,832,650	545,540	$ 4,647,106
Issued to shareholders electing to receive payments of distributions in Fund shares	74,603	605,375	90,568	748,915
Redemptions	(722,409)	(5,861,333)	(871,319)	(7,277,832)
Net decrease	(422,786)	$ (3,423,308)	(235,211)	$ (1,881,811)
Class I
Sales	16,090,955	$ 130,978,990	104,576,939	$ 890,758,907
Issued to shareholders electing to receive payments of distributions in Fund shares	4,543,244	36,948,244	6,909,643	57,277,380
Redemptions	(70,672,581)	(574,064,867)	(93,980,289)	(776,940,053)
Net increase (decrease)	(50,038,382)	$(406,137,633)	17,506,293	$ 171,096,234
Class R6
Sales	338,023	$ 2,754,059	3,056,181	$ 26,069,554
Issued to shareholders electing to receive payments of distributions in Fund shares	144,760	1,177,100	229,501	1,901,527
Redemptions	(2,217,524)	(17,964,907)	(2,330,840)	(19,459,077)
Net increase (decrease)	(1,734,741)	$ (14,033,748)	954,842	$ 8,512,004
18

Eaton Vance
Floating-Rate & High Income Fund
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

8  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At April 30, 2023 and October 31, 2022, the Fund's investment in High Income Opportunities Portfolio, whose financial statements are not included but are available elsewhere as discussed in Note 1, and in Eaton Vance Floating Rate Portfolio were valued based on Level 1 inputs.
9  Risks and Uncertainties
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks of disease, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and industries, and could continue to affect the market in significant and unforeseen ways. Other epidemics and pandemics that may arise in the future may have similar effects. Any such impact could adversely affect the Fund's performance, or the performance of the securities in which the Fund invests.
19

Eaton Vance
Floating Rate Portfolio
April 30, 2023
Portfolio of Investments (Unaudited)

Asset-Backed Securities — 4.6%
Security	Principal Amount (000's omitted)	Value
Alinea CLO, Ltd.:
Series 2018-1A, Class D, 8.35%, (3 mo. USD LIBOR + 3.10%), 7/20/31(1)(2)	$2,500	$ 2,330,332
Series 2018-1A, Class E, 11.25%, (3 mo. USD LIBOR + 6.00%), 7/20/31(1)(2)	3,000	2,551,575
AMMC CLO 15, Ltd., Series 2014-15A, Class ERR, 12.17%, (3 mo. USD LIBOR + 6.91%), 1/15/32(1)(2)	5,000	4,256,030
AMMC CLO XII, Ltd., Series 2013-12A, Class ER, 11.039%, (3 mo. USD LIBOR + 6.18%), 11/10/30(1)(2)	3,525	2,809,581
Apidos CLO XX, Series 2015-20A, Class DR, 10.96%, (3 mo. USD LIBOR + 5.70%), 7/16/31(1)(2)	2,375	2,115,543
Ares LVlll CLO, Ltd., Series 2020-58A, Class ER, 11.686%, (3 mo. SOFR + 6.70%), 1/15/35(1)(2)	3,000	2,641,647
Ares XLIX CLO, Ltd.:
Series 2018-49A, Class D, 8.273%, (3 mo. USD LIBOR + 3.00%), 7/22/30(1)(2)	2,500	2,323,337
Series 2018-49A, Class E, 10.973%, (3 mo. USD LIBOR + 5.70%), 7/22/30(1)(2)	3,500	3,020,779
Ares XXXIIR CLO, Ltd., Series 2014-32RA, Class C, 7.764%, (3 mo. USD LIBOR + 2.90%), 5/15/30(1)(2)	5,000	4,571,150
Ares XXXVR CLO, Ltd., Series 2015-35RA, Class E, 10.96%, (3 mo. USD LIBOR + 5.70%), 7/15/30(1)(2)	4,000	3,312,497
Babson CLO, Ltd.:
Series 2015-1A, Class DR, 7.85%, (3 mo. USD LIBOR + 2.60%), 1/20/31(1)(2)	2,500	2,226,098
Series 2018-1A, Class C, 7.86%, (3 mo. USD LIBOR + 2.60%), 4/15/31(1)(2)	3,500	3,111,440
Bain Capital Credit CLO, Ltd.:
Series 2018-1A, Class D, 7.973%, (3 mo. USD LIBOR + 2.70%), 4/23/31(1)(2)	5,000	4,449,929
Series 2018-1A, Class E, 10.623%, (3 mo. USD LIBOR + 5.35%), 4/23/31(1)(2)	3,000	2,406,765
Battalion CLO XXII, Ltd., Series 2021-22A, Class E, 12.20%, (3 mo. USD LIBOR + 6.95%), 1/20/35(1)(2)	1,750	1,436,244
Battalion CLO XXIII, Ltd., Series 2022-23A, Class D, 8.936%, (3 mo. SOFR + 3.95%), 5/19/36(1)(2)	3,500	3,225,292
Benefit Street Partners CLO V-B, Ltd.:
Series 2018-5BA, Class C, 8.18%, (3 mo. USD LIBOR + 2.93%), 4/20/31(1)(2)	5,000	4,523,037
Series 2018-5BA, Class D, 11.20%, (3 mo. USD LIBOR + 5.95%), 4/20/31(1)(2)	3,500	3,092,484
Benefit Street Partners CLO VIII, Ltd., Series 2015-8A, Class DR, 10.85%, (3 mo. USD LIBOR + 5.60%), 1/20/31(1)(2)	5,401	4,318,003
Security	Principal Amount (000's omitted)	Value
Benefit Street Partners CLO XIV, Ltd., Series 2018-14A, Class D, 7.85%, (3 mo. USD LIBOR + 2.60%), 4/20/31(1)(2)	$1,500	$ 1,345,261
Benefit Street Partners CLO XVI, Ltd., Series 2018-16A, Class E, 11.96%, (3 mo. USD LIBOR + 6.70%), 1/17/32(1)(2)	2,250	2,056,182
Benefit Street Partners CLO XVII, Ltd., Series 2019-17A, Class ER, 11.61%, (3 mo. USD LIBOR + 6.35%), 7/15/32(1)(2)	1,750	1,607,811
Benefit Street Partners CLO XXII, Ltd., Series 2020-22A, Class ER, 11.979%, (3 mo. SOFR + 6.93%), 4/20/35(1)(2)	1,000	938,099
Benefit Street Partners CLO XXV, Ltd., Series 2021-25A, Class E, 12.11%, (3 mo. USD LIBOR + 6.85%), 1/15/35(1)(2)	3,000	2,839,470
Betony CLO 2, Ltd.:
Series 2018-1A, Class C, 8.199%, (3 mo. USD LIBOR + 2.90%), 4/30/31(1)(2)	2,500	2,340,442
Series 2018-1A, Class D, 10.949%, (3 mo. USD LIBOR + 5.65%), 4/30/31(1)(2)	4,450	3,829,313
BlueMountain CLO XXIV, Ltd., Series 2019-24A, Class ER, 12.09%, (3 mo. USD LIBOR + 6.84%), 4/20/34(1)(2)	1,000	897,426
BlueMountain CLO XXVI, Ltd., Series 2019-26A, Class ER, 12.38%, (3 mo. USD LIBOR + 7.13%), 10/20/34(1)(2)	3,000	2,830,428
BlueMountain CLO XXX, Ltd., Series 2020-30A, Class ER, 11.686%, (3 mo. SOFR + 6.70%), 4/15/35(1)(2)	2,000	1,736,656
BlueMountain CLO XXXIII, Ltd., Series 2021-33A, Class E, 11.745%, (3 mo. USD LIBOR + 6.83%), 11/20/34(1)(2)	2,500	2,330,272
BlueMountain CLO XXXV, Ltd., Series 2022-35A, Class E, 12.821%, (3 mo. SOFR + 7.75%), 7/22/35(1)(2)	2,000	1,920,356
BlueMountain CLO, Ltd.:
Series 2016-3A, Class DR, 7.964%, (3 mo. USD LIBOR + 3.10%), 11/15/30(1)(2)	1,500	1,333,716
Series 2016-3A, Class ER, 10.814%, (3 mo. USD LIBOR + 5.95%), 11/15/30(1)(2)	1,500	1,211,859
Series 2018-1A, Class D, 8.349%, (3 mo. USD LIBOR + 3.05%), 7/30/30(1)(2)	2,500	2,112,523
Series 2018-1A, Class E, 11.249%, (3 mo. USD LIBOR + 5.95%), 7/30/30(1)(2)	2,000	1,547,639
Bryant Park Funding, Ltd., Series 2023-20A, Class D, (3 mo. SOFR + 6.09%), 7/15/36(1)(3)	3,500	3,465,000
Canyon Capital CLO, Ltd.:
Series 2012-1RA, Class E, 10.96%, (3 mo. USD LIBOR + 5.70%), 7/15/30(1)(2)	4,875	4,014,976
Series 2016-1A, Class ER, 11.01%, (3 mo. USD LIBOR + 5.75%), 7/15/31(1)(2)	4,000	3,217,550
Series 2016-2A, Class ER, 11.26%, (3 mo. USD LIBOR + 6.00%), 10/15/31(1)(2)	4,500	3,637,586

20
See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Canyon Capital CLO, Ltd.: (continued)
Series 2017-1A, Class E, 11.51%, (3 mo. USD LIBOR + 6.25%), 7/15/30(1)(2)	$3,250	$ 2,719,508
Series 2018-1A, Class D, 8.16%, (3 mo. USD LIBOR + 2.90%), 7/15/31(1)(2)	3,000	2,699,309
Series 2018-1A, Class E, 11.01%, (3 mo. USD LIBOR + 5.75%), 7/15/31(1)(2)	2,750	2,212,837
Series 2019-2A, Class ER, 12.01%, (3 mo. USD LIBOR + 6.75%), 10/15/34(1)(2)	1,500	1,377,101
Carlyle CLO C17, Ltd.:
Series C17A, Class CR, 8.099%, (3 mo. USD LIBOR + 2.80%), 4/30/31(1)(2)	5,000	4,649,897
Series C17A, Class DR, 11.299%, (3 mo. USD LIBOR + 6.00%), 4/30/31(1)(2)	3,500	2,963,709
Carlyle Global Market Strategies CLO, Ltd.:
Series 2012-3A, Class CR2, 8.751%, (3 mo. USD LIBOR + 3.50%), 1/14/32(1)(2)	2,500	2,243,209
Series 2012-3A, Class DR2, 11.751%, (3 mo. USD LIBOR + 6.50%), 1/14/32(1)(2)	1,500	1,225,802
Series 2014-3RA, Class C, 8.242%, (3 mo. USD LIBOR + 2.95%), 7/27/31(1)(2)	1,000	891,016
Series 2014-3RA, Class D, 10.692%, (3 mo. USD LIBOR + 5.40%), 7/27/31(1)(2)	2,150	1,737,165
Series 2014-4RA, Class C, 8.16%, (3 mo. USD LIBOR + 2.90%), 7/15/30(1)(2)	2,000	1,773,536
Series 2014-4RA, Class D, 10.91%, (3 mo. USD LIBOR + 5.65%), 7/15/30(1)(2)	3,500	2,836,630
Carlyle US CLO, Ltd., Series 2019-4A, Class DR, 11.586%, (3 mo. SOFR + 6.60%), 4/15/35(1)(2)	3,000	2,640,198
CarVal CLO IV, Ltd., Series 2021-1A, Class E, 11.85%, (3 mo. USD LIBOR + 6.60%), 7/20/34(1)(2)	1,000	931,771
CIFC Funding, Ltd., Series 2022-4A, Class D, 8.536%, (3 mo. SOFR + 3.55%), 7/16/35(1)(2)	1,750	1,640,702
Dryden CLO, Ltd.:
Series 2018-55A, Class D, 8.11%, (3 mo. USD LIBOR + 2.85%), 4/15/31(1)(2)	1,500	1,324,530
Series 2018-55A, Class E, 10.66%, (3 mo. USD LIBOR + 5.40%), 4/15/31(1)(2)	2,000	1,744,206
Series 2022-112A, Class E, 12.541%, (3 mo. SOFR + 7.78%), 8/15/34(1)(2)	2,000	1,940,168
Dryden Senior Loan Fund:
Series 2015-41A, Class DR, 7.86%, (3 mo. USD LIBOR + 2.60%), 4/15/31(1)(2)	5,000	4,577,077
Series 2015-41A, Class ER, 10.56%, (3 mo. USD LIBOR + 5.30%), 4/15/31(1)(2)	1,268	1,027,839
Series 2016-42A, Class DR, 8.19%, (3 mo. USD LIBOR + 2.93%), 7/15/30(1)(2)	2,500	2,308,428
Series 2016-42A, Class ER, 10.81%, (3 mo. USD LIBOR + 5.55%), 7/15/30(1)(2)	3,500	2,859,753
Elmwood CLO 14, Ltd., Series 2022-1A, Class E, 11.399%, (3 mo. SOFR + 6.35%), 4/20/35(1)(2)	1,950	1,817,264
Elmwood CLO 17, Ltd., Series 2022-4A, Class E, 12.136%, (3 mo. SOFR + 7.15%), 7/17/35(1)(2)	2,250	2,149,979
Security	Principal Amount (000's omitted)	Value
Galaxy 31 CLO, Ltd., Series 2023-31A, Class D, 10.031%, (3 mo. SOFR + 5.25%), 4/15/36(1)(2)	$1,750	$ 1,738,265
Galaxy XV CLO, Ltd., Series 2013-15A, Class ER, 11.905%, (3 mo. USD LIBOR + 6.65%), 10/15/30(1)(2)	2,500	2,116,434
Galaxy XXV CLO, Ltd.:
Series 2018-25A, Class D, 8.355%, (3 mo. USD LIBOR + 3.10%), 10/25/31(1)(2)	2,500	2,291,357
Series 2018-25A, Class E, 11.205%, (3 mo. USD LIBOR + 5.95%), 10/25/31(1)(2)	3,500	3,108,372
Golub Capital Partners CLO 22B, Ltd., Series 2015-22A, Class ER, 11.25%, (3 mo. USD LIBOR + 6.00%), 1/20/31(1)(2)	2,500	2,107,522
Golub Capital Partners CLO 37B, Ltd.:
Series 2018-37A, Class D, 8.55%, (3 mo. USD LIBOR + 3.30%), 7/20/30(1)(2)	4,000	3,642,015
Series 2018-37A, Class E, 11.00%, (3 mo. USD LIBOR + 5.75%), 7/20/30(1)(2)	4,750	4,530,396
Golub Capital Partners CLO 53B, Ltd., Series 2021-53A, Class E, 11.95%, (3 mo. USD LIBOR + 6.70%), 7/20/34(1)(2)	1,250	1,132,895
Golub Capital Partners CLO 58B, Ltd., Series 2021-58A, Class E, 12.065%, (3 mo. USD LIBOR + 6.81%), 1/25/35(1)(2)	2,500	2,240,997
Halseypoint CLO 5, Ltd., Series 2021-5A, Class E, 12.239%, (3 mo. USD LIBOR + 6.94%), 1/30/35(1)(2)	2,000	1,858,328
Harriman Park CLO, Ltd., Series 2020-1A, Class ER, 11.65%, (3 mo. USD LIBOR + 6.40%), 4/20/34(1)(2)	1,000	927,338
ICG US CLO, Ltd.:
Series 2018-2A, Class D, 8.373%, (3 mo. USD LIBOR + 3.10%), 7/22/31(1)(2)	2,000	1,759,504
Series 2018-2A, Class E, 11.023%, (3 mo. USD LIBOR + 5.75%), 7/22/31(1)(2)	3,000	2,192,656
Madison Park Funding LIX, Ltd., Series 2021-59A, Class E, 11.862%, (3 mo. USD LIBOR + 6.60%), 1/18/34(1)(2)	1,450	1,359,158
Madison Park Funding XXV, Ltd., Series 2017-25A, Class D, 11.355%, (3 mo. USD LIBOR + 6.10%), 4/25/29(1)(2)	1,500	1,374,489
Madison Park Funding XXXVI, Ltd., Series 2019-36A, Class ER, 12.036%, (3 mo. SOFR + 7.05%), 4/15/35(1)(2)	2,500	2,361,730
Marble Point CLO XXIV, Ltd., Series 2022-1A, Class D1, 9.289%, (3 mo. SOFR + 4.24%), 4/20/35(1)(2)	2,000	1,867,082
Neuberger Berman CLO XXII, Ltd.:
Series 2016-22A, Class DR, 8.36%, (3 mo. USD LIBOR + 3.10%), 10/17/30(1)(2)	2,500	2,340,391
Series 2016-22A, Class ER, 11.32%, (3 mo. USD LIBOR + 6.06%), 10/17/30(1)(2)	3,000	2,654,338

21
See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Neuberger Berman Loan Advisers CLO 28, Ltd., Series 2018-28A, Class E, 10.85%, (3 mo. USD LIBOR + 5.60%), 4/20/30(1)(2)	$1,950	$ 1,734,006
Neuberger Berman Loan Advisers CLO 30, Ltd.:
Series 2018-30A, Class DR, 8.10%, (3 mo. USD LIBOR + 2.85%), 1/20/31(1)(2)	2,500	2,335,770
Series 2018-30A, Class ER, 11.45%, (3 mo. USD LIBOR + 6.20%), 1/20/31(1)(2)	1,000	914,537
Neuberger Berman Loan Advisers CLO 48, Ltd., Series 2022-48A, Class E, 11.568%, (3 mo. SOFR + 6.50%), 4/25/36(1)(2)	3,200	2,937,011
OCP CLO, Ltd.:
Series 2022-24A, Class D, 8.849%, (3 mo. SOFR + 3.80%), 7/20/35(1)(2)	500	464,128
Series 2022-24A, Class E, 12.469%, (3 mo. SOFR + 7.42%), 7/20/35(1)(2)	1,000	913,315
Palmer Square CLO, Ltd.:
Series 2013-2A, Class DRR, 11.11%, (3 mo. USD LIBOR + 5.85%), 10/17/31(1)(2)	3,000	2,715,144
Series 2015-1A, Class DR4, 11.415%, (3 mo. USD LIBOR + 6.50%), 5/21/34(1)(2)	2,000	1,708,728
Series 2018-1A, Class C, 7.762%, (3 mo. USD LIBOR + 2.50%), 4/18/31(1)(2)	3,000	2,812,464
Series 2018-1A, Class D, 10.412%, (3 mo. USD LIBOR + 5.15%), 4/18/31(1)(2)	2,000	1,775,029
Series 2018-2A, Class D, 10.86%, (3 mo. USD LIBOR + 5.60%), 7/16/31(1)(2)	2,000	1,804,678
Series 2021-2A, Class E, 11.61%, (3 mo. USD LIBOR + 6.35%), 7/15/34(1)(2)	1,000	944,246
Series 2022-1A, Class E, 11.399%, (3 mo. SOFR + 6.35%), 4/20/35(1)(2)	2,000	1,842,394
Series 2022-3A, Class E, 13.029%, (3 mo. SOFR + 7.98%), 7/20/35(1)(2)	2,250	2,227,601
RAD CLO 5, Ltd., Series 2019-5A, Class E, 11.973%, (3 mo. USD LIBOR + 6.70%), 7/24/32(1)(2)	1,250	1,091,344
RAD CLO 14, Ltd., Series 2021-14A, Class E, 11.76%, (3 mo. USD LIBOR + 6.50%), 1/15/35(1)(2)	950	861,914
Regatta XIII Funding, Ltd.:
Series 2018-2A, Class C, 8.36%, (3 mo. USD LIBOR + 3.10%), 7/15/31(1)(2)	2,500	2,279,285
Series 2018-2A, Class D, 11.21%, (3 mo. USD LIBOR + 5.95%), 7/15/31(1)(2)	5,000	4,097,782
Regatta XIV Funding, Ltd.:
Series 2018-3A, Class D, 8.455%, (3 mo. USD LIBOR + 3.20%), 10/25/31(1)(2)	2,500	2,283,199
Series 2018-3A, Class E, 11.205%, (3 mo. USD LIBOR + 5.95%), 10/25/31(1)(2)	2,000	1,694,923
Regatta XV Funding, Ltd., Series 2018-4A, Class D, 11.755%, (3 mo. USD LIBOR + 6.50%), 10/25/31(1)(2)	2,875	2,466,581
Symphony CLO, Ltd., Series 2022-37A, Class D1, 9.676%, (3 mo. SOFR + 5.43%), 10/20/34(1)(2)	2,500	2,492,962
Security	Principal Amount (000's omitted)	Value
Upland CLO, Ltd.:
Series 2016-1A, Class CR, 8.15%, (3 mo. USD LIBOR + 2.90%), 4/20/31(1)(2)	$4,500	$ 4,168,909
Series 2016-1A, Class DR, 11.15%, (3 mo. USD LIBOR + 5.90%), 4/20/31(1)(2)	4,625	3,948,644
Vibrant CLO IX, Ltd.:
Series 2018-9A, Class C, 8.51%, (3 mo. SOFR + 3.46%), 7/20/31(1)(2)	2,500	2,158,458
Series 2018-9A, Class D, 11.56%, (3 mo. SOFR + 6.51%), 7/20/31(1)(2)	3,500	2,589,514
Vibrant CLO X, Ltd.:
Series 2018-10A, Class C, 8.56%, (3 mo. SOFR + 3.51%), 10/20/31(1)(2)	5,000	4,342,012
Series 2018-10A, Class D, 11.50%, (3 mo. SOFR + 6.45%), 10/20/31(1)(2)	5,000	3,888,903
Voya CLO, Ltd.:
Series 2015-3A, Class CR, 8.46%, (3 mo. SOFR + 3.41%), 10/20/31(1)(2)	2,500	2,076,084
Series 2015-3A, Class DR, 11.51%, (3 mo. SOFR + 6.46%), 10/20/31(1)(2)	5,500	4,127,435
Series 2016-3A, Class CR, 8.512%, (3 mo. USD LIBOR + 3.25%), 10/18/31(1)(2)	2,000	1,711,971
Series 2016-3A, Class DR, 11.342%, (3 mo. USD LIBOR + 6.08%), 10/18/31(1)(2)	2,375	1,704,293
Series 2018-2A, Class E, 10.51%, (3 mo. USD LIBOR + 5.25%), 7/15/31(1)(2)	2,500	2,008,248
Webster Park CLO, Ltd.:
Series 2015-1A, Class CR, 8.15%, (3 mo. USD LIBOR + 2.90%), 7/20/30(1)(2)	2,000	1,843,301
Series 2015-1A, Class DR, 10.75%, (3 mo. USD LIBOR + 5.50%), 7/20/30(1)(2)	2,500	2,098,162
Wellfleet CLO, Ltd.:
Series 2021-1A, Class D, 8.75%, (3 mo. USD LIBOR + 3.50%), 4/20/34(1)(2)	1,200	1,040,771
Series 2021-3A, Class E, 12.36%, (3 mo. USD LIBOR + 7.10%), 1/15/35(1)(2)	950	810,867
Series 2022-1A, Class D, 9.126%, (3 mo. SOFR + 4.14%), 4/15/34(1)(2)	1,000	929,625
Series 2022-1A, Class E, 12.846%, (3 mo. SOFR + 7.86%), 4/15/34(1)(2)	2,000	1,789,022
Total Asset-Backed Securities (identified cost $319,955,975)		$ 281,462,489

Common Stocks — 0.5%
Security	Shares	Value
Aerospace and Defense — 0.2%
IAP Global Services, LLC(4)(5)(6)(7)	950	$ 4,258,603
IAP Global Services, LLC(4)(5)(6)	1,627	7,293,418
		$ 11,552,021

22
See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Containers and Glass Products — 0.0%(8)
LG Newco Holdco, Inc., Class A(6)(7)	250,979	$ 2,258,811
		$ 2,258,811
Electronics/Electrical — 0.0%(8)
Skillsoft Corp.(6)(7)	893,525	$ 1,099,036
		$ 1,099,036
Health Care — 0.0%
Akorn Holding Company, LLC, Class A(5)(6)(7)	705,631	$ 0
		$ 0
Investment Companies — 0.0%(8)
Aegletes B.V.(6)(7)	116,244	$ 678,086
Jubilee Topco, Ltd., Class A(5)(6)(7)	2,897,167	0
		$ 678,086
Nonferrous Metals/Minerals — 0.1%
ACNR Holdings, Inc., Class A(6)(7)	36,829	$ 3,397,475
		$ 3,397,475
Oil and Gas — 0.0%(8)
AFG Holdings, Inc.(5)(6)(7)	498,342	$ 1,490,043
McDermott International, Ltd.(6)(7)	1,013,850	434,637
QuarterNorth Energy, Inc.(7)	4,707	656,921
		$ 2,581,601
Radio and Television — 0.1%
Clear Channel Outdoor Holdings, Inc.(6)(7)	1,204,044	$ 1,529,136
Cumulus Media, Inc., Class A(6)(7)	644,574	2,265,677
iHeartMedia, Inc., Class A(6)(7)	512,034	1,776,758
		$ 5,571,571
Retailers (Except Food and Drug) — 0.0%(8)
David’s Bridal, LLC(5)(6)(7)	272,023	$ 0
Phillips Pet Holding Corp.(5)(6)(7)	2,590	196,185
		$ 196,185
Telecommunications — 0.1%
GEE Acquisition Holdings Corp.(5)(6)(7)	364,650	$ 3,518,873
		$ 3,518,873
Security	Shares	Value
Utilities — 0.0%(8)
Longview Intermediate Holdings, LLC, Class A(7)	149,459	$ 1,206,134
		$ 1,206,134
Total Common Stocks (identified cost $84,985,189)		$ 32,059,793

Corporate Bonds — 8.6%
Security	Principal Amount (000's omitted)	Value
Aerospace and Defense — 0.1%
TransDigm, Inc.:
6.25%, 3/15/26(1)	1,500	$ 1,509,438
6.75%, 8/15/28(1)	3,175	3,228,312
		$ 4,737,750
Air Transport — 0.6%
American Airlines, Inc./AAdvantage Loyalty IP, Ltd.:
5.50%, 4/20/26(1)	17,175	$ 16,885,495
5.75%, 4/20/29(1)	12,875	12,251,530
United Airlines, Inc.:
4.375%, 4/15/26(1)	4,625	4,422,537
4.625%, 4/15/29(1)	4,625	4,190,605
		$ 37,750,167
Automotive — 0.1%
Adient Global Holdings, Ltd., 7.00%, 4/15/28(1)	2,175	$ 2,232,857
Clarios Global, L.P., 6.75%, 5/15/25(1)	1,890	1,895,317
Clarios Global, L.P./Clarios US Finance Co., 6.25%, 5/15/26(1)	3,893	3,879,365
		$ 8,007,539
Building and Development — 0.1%
Cushman & Wakefield U.S. Borrower, LLC, 6.75%, 5/15/28(1)	3,150	$ 2,943,722
Winnebago Industries, Inc., 6.25%, 7/15/28(1)	900	871,700
		$ 3,815,422
Business Equipment and Services — 0.9%
Allied Universal Holdco, LLC/Allied Universal Finance Corp., 6.625%, 7/15/26(1)	2,075	$ 2,002,990
Allied Universal Holdco, LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.a.r.l.:
4.625%, 6/1/28(1)	12,475	10,872,150
4.625%, 6/1/28(1)	23,725	20,635,054

23
See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Business Equipment and Services (continued)
Prime Security Services Borrower, LLC/Prime Finance, Inc.:
5.25%, 4/15/24(1)		7,900	$ 7,872,931
5.75%, 4/15/26(1)		15,225	15,129,745
			$ 56,512,870
Chemicals — 0.2%
Cheever Escrow Issuer, LLC, 7.125%, 10/1/27(1)		925	$ 882,799
INEOS Finance PLC, 3.375%, 3/31/26(1)	EUR	1,250	1,280,976
INEOS Quattro Finance 2 PLC, 3.375%, 1/15/26(1)		3,050	2,801,547
Olympus Water US Holding Corp., 4.25%, 10/1/28(1)		9,350	7,984,900
			$ 12,950,222
Commercial Services — 0.2%
Neptune Bidco U.S., Inc., 9.29%, 4/15/29(1)		13,300	$ 12,530,927
			$ 12,530,927
Communications Equipment — 0.1%
CommScope, Inc., 4.75%, 9/1/29(1)		6,650	$ 5,376,167
			$ 5,376,167
Containers & Packaging — 0.2%
Clydesdale Acquisition Holdings, Inc., 6.625%, 4/15/29(1)		2,300	$ 2,259,685
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer, LLC:
4.00%, 10/15/27(1)		5,150	4,641,463
4.375%, 10/15/28(1)		9,125	8,044,189
			$ 14,945,337
Diversified Financial Services — 0.2%
AG Issuer, LLC, 6.25%, 3/1/28(1)		8,075	$ 7,514,151
AG TTMT Escrow Issuer, LLC, 8.625%, 9/30/27(1)		2,925	3,009,898
NFP Corp., 7.50%, 10/1/30(1)		2,925	2,869,564
			$ 13,393,613
Diversified Telecommunication Services — 1.1%
Altice France S.A.:
5.125%, 1/15/29(1)		1,300	$ 961,907
5.125%, 7/15/29(1)		57,625	42,656,947
5.50%, 10/15/29(1)		6,455	4,837,898
Level 3 Financing, Inc., 3.875%, 11/15/29(1)		11,225	8,207,908
Virgin Media Secured Finance PLC, 4.50%, 8/15/30(1)		6,500	5,574,810
Zayo Group Holdings, Inc., 4.00%, 3/1/27(1)		4,000	3,032,908
			$ 65,272,378
Security	Principal Amount (000's omitted)	Value
Drugs — 0.1%
Jazz Securities DAC, 4.375%, 1/15/29(1)	9,150	$ 8,418,275
		$ 8,418,275
Ecological Services and Equipment — 0.1%
GFL Environmental, Inc., 4.25%, 6/1/25(1)	5,300	$ 5,163,181
		$ 5,163,181
Electronics/Electrical — 0.4%
GoTo Group, Inc., 5.50%, 9/1/27(1)	10,760	$ 6,068,694
Imola Merger Corp., 4.75%, 5/15/29(1)	18,175	15,758,755
		$ 21,827,449
Entertainment — 0.2%
AMC Entertainment Holdings, Inc., 7.50%, 2/15/29(1)	8,700	$ 6,315,678
Live Nation Entertainment, Inc., 3.75%, 1/15/28(1)	2,075	1,862,312
Six Flags Theme Parks, Inc., 7.00%, 7/1/25(1)	1,070	1,084,536
		$ 9,262,526
Health Care — 0.6%
Medline Borrower, L.P., 3.875%, 4/1/29(1)	22,800	$ 19,969,453
RP Escrow Issuer, LLC, 5.25%, 12/15/25(1)	2,150	1,510,372
Tenet Healthcare Corp., 4.25%, 6/1/29	15,950	14,647,681
		$ 36,127,506
Hotels, Restaurants & Leisure — 0.5%
Carnival Corp., 4.00%, 8/1/28(1)	34,575	$ 30,006,930
SeaWorld Parks & Entertainment, Inc., 8.75%, 5/1/25(1)	2,125	2,175,278
		$ 32,182,208
Household Products — 0.0%(8)
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc., 5.00%, 12/31/26(1)	1,075	$ 995,891
		$ 995,891
Insurance — 0.0%(8)
Alliant Holdings Intermediate, LLC/Alliant Holdings Co., 4.25%, 10/15/27(1)	700	$ 641,579
		$ 641,579
Internet Software & Services — 0.3%
Arches Buyer, Inc., 4.25%, 6/1/28(1)	6,900	$ 5,945,969

24
See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Internet Software & Services (continued)
Central Parent, Inc./CDK Global, Inc., 7.25%, 6/15/29(1)	13,700	$ 13,578,877
		$ 19,524,846
Leisure Goods/Activities/Movies — 0.4%
Lindblad Expeditions, LLC, 6.75%, 2/15/27(1)	3,300	$ 3,105,026
NCL Corp., Ltd., 5.875%, 2/15/27(1)	22,000	20,773,221
		$ 23,878,247
Machinery — 0.3%
Madison IAQ, LLC, 4.125%, 6/30/28(1)	13,400	$ 11,801,762
TK Elevator U.S. Newco, Inc., 5.25%, 7/15/27(1)	4,150	3,884,427
		$ 15,686,189
Media — 0.5%
Diamond Sports Group, LLC/Diamond Sports Finance Co., 5.375%, 8/15/26(1)(9)	6,753	$ 460,014
iHeartCommunications, Inc.:
4.75%, 1/15/28(1)	2,550	1,988,712
5.25%, 8/15/27(1)	2,125	1,681,255
6.375%, 5/1/26	2,896	2,488,867
8.375%, 5/1/27	5,248	3,468,362
Univision Communications, Inc.:
4.50%, 5/1/29(1)	9,125	7,872,712
7.375%, 6/30/30(1)	11,300	10,854,221
		$ 28,814,143
Oil, Gas & Consumable Fuels — 0.2%
CITGO Petroleum Corporation, 7.00%, 6/15/25(1)	10,525	$ 10,488,163
		$ 10,488,163
Professional Services — 0.1%
CoreLogic, Inc., 4.50%, 5/1/28(1)	5,525	$ 4,522,351
		$ 4,522,351
Real Estate Investment Trusts (REITs) — 0.1%
Park Intermediate Holdings, LLC/PK Domestic Property, LLC/PK Finance Co-Issuer, 5.875%, 10/1/28(1)	6,425	$ 5,932,845
		$ 5,932,845
Security	Principal Amount (000's omitted)	Value
Retail — 0.2%
Fertitta Entertainment, LLC/Fertitta Entertainment Finance Co., Inc., 4.625%, 1/15/29(1)	15,580	$ 13,655,403
		$ 13,655,403
Retailers (Except Food and Drug) — 0.0%(8)
PetSmart, Inc./PetSmart Finance Corp., 4.75%, 2/15/28(1)	1,300	$ 1,230,201
		$ 1,230,201
Software — 0.2%
Boxer Parent Co., Inc., 7.125%, 10/2/25(1)	4,225	$ 4,217,564
Cloud Software Group, Inc., 9.00%, 9/30/29(1)	7,600	6,537,634
		$ 10,755,198
Technology — 0.2%
Clarivate Science Holdings Corp., 3.875%, 7/1/28(1)	11,400	$ 10,271,627
		$ 10,271,627
Telecommunications — 0.2%
LCPR Senior Secured Financing DAC, 5.125%, 7/15/29(1)	9,325	$ 7,997,400
VMED O2 UK Financing I PLC, 4.25%, 1/31/31(1)	8,550	7,096,840
		$ 15,094,240
Trading Companies & Distributors — 0.1%
American Builders & Contractors Supply Co., Inc., 4.00%, 1/15/28(1)	2,975	$ 2,729,076
SRS Distribution, Inc., 4.625%, 7/1/28(1)	4,575	4,034,076
		$ 6,763,152
Utilities — 0.0%(8)
Calpine Corp., 5.25%, 6/1/26(1)	1,109	$ 1,080,179
		$ 1,080,179
Wireless Telecommunication Services — 0.1%
Digicel International Finance, Ltd./Digicel International Holdings, Ltd., 8.75%, 5/25/24(1)	6,325	$ 5,733,992
		$ 5,733,992
Total Corporate Bonds (identified cost $595,846,350)		$ 523,341,783

25
See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Exchange-Traded Funds — 0.3%
Security	Shares	Value
SPDR Blackstone Senior Loan ETF	426,000	$ 17,687,520
Total Exchange-Traded Funds (identified cost $19,593,026)		$ 17,687,520

Preferred Stocks — 0.2%
Security	Shares	Value
Financial Services — 0.0%
DBI Investors, Inc., Series A-1(5)(6)(7)	13,348	$ 0
		$ 0
Nonferrous Metals/Minerals — 0.2%
ACNR Holdings, Inc., 15.00% (PIK)(6)(7)	17,394	$ 9,740,640
		$ 9,740,640
Retailers (Except Food and Drug) — 0.0%
David’s Bridal, LLC:
Series A, 8.00% (PIK)(5)(6)(7)	7,852	$ 0
Series B, 10.00% (PIK)(5)(6)(7)	31,998	0
		$ 0
Total Preferred Stocks (identified cost $2,590,558)		$ 9,740,640

Senior Floating-Rate Loans — 79.4%(10)
Borrower/Description	Principal Amount* (000's omitted)		Value
Aerospace and Defense — 1.7%
Aernnova Aerospace S.A.U.:
Term Loan, 5.436%, (6 mo. EURIBOR + 3.00%), 2/26/27	EUR	4,656	$ 4,848,402
Term Loan, 5.625%, (6 mo. EURIBOR + 3.00%), 2/26/27	EUR	1,194	1,243,180
AI Convoy (Luxembourg) S.a.r.l., Term Loan, 7.078%, (6 mo. EURIBOR + 3.50%), 1/18/27	EUR	3,850	4,008,989
Dynasty Acquisition Co., Inc.:
Term Loan, 8.582%, (SOFR + 3.50%), 4/6/26		13,962	13,736,926
Term Loan, 8.582%, (SOFR + 3.50%), 4/6/26		7,509	7,388,122
IAP Worldwide Services, Inc., Term Loan - Second Lien, 11.659%, (3 mo. USD LIBOR + 6.50%), 7/18/23(5)		6,730	5,337,958
TransDigm, Inc.:
Term Loan, 8.148%, (SOFR + 3.25%), 2/22/27		27,682	27,759,185
Term Loan, 8.148%, (SOFR + 3.25%), 8/24/28		16,123	16,134,997
Borrower/Description	Principal Amount* (000's omitted)		Value
Aerospace and Defense (continued)
WP CPP Holdings, LLC, Term Loan, 9.03%, (3 mo. USD LIBOR + 3.75%), 4/30/25		27,239	$ 25,059,910
			$ 105,517,669
Airlines — 0.5%
American Airlines, Inc., Term Loan, 10.00%, (3 mo. USD LIBOR + 4.75%), 4/20/28		27,625	$ 27,859,813
			$ 27,859,813
Apparel & Luxury Goods — 0.1%
Hanesbrands, Inc., Term Loan, 8.732%, (SOFR + 3.75%), 3/8/30		4,575	$ 4,557,844
			$ 4,557,844
Auto Components — 1.7%
Adient US, LLC, Term Loan, 8.268%, (1 mo. USD LIBOR + 3.25%), 4/10/28		5,523	$ 5,530,657
Clarios Global, L.P., Term Loan, 6.265%, (1 mo. EURIBOR + 3.25%), 4/30/26	EUR	24,804	27,053,743
DexKo Global, Inc.:
Term Loan, 6.765%, (3 mo. EURIBOR + 3.75%), 10/4/28	EUR	1,012	1,025,491
Term Loan, 6.765%, (3 mo. EURIBOR + 3.75%), 10/4/28	EUR	3,272	3,314,299
Term Loan, 6.765%, (3 mo. EURIBOR + 3.75%), 10/4/28	EUR	6,291	6,373,317
Term Loan, 8.909%, (3 mo. USD LIBOR + 3.75%), 10/4/28		13,439	12,834,484
Garrett LX I S.a.r.l., Term Loan, 6.742%, (3 mo. EURIBOR + 3.50%), 4/30/28	EUR	15,900	17,213,613
Garrett Motion, Inc., Term Loan, 4/28/30(11)		11,750	11,412,187
LTI Holdings, Inc., Term Loan, 9.775%, (1 mo. USD LIBOR + 4.75%), 7/24/26		7,080	6,925,312
Truck Hero, Inc., Term Loan, 8.775%, (1 mo. USD LIBOR + 3.75%), 1/31/28		15,273	13,936,525
			$ 105,619,628
Automobiles — 0.9%
Bombardier Recreational Products, Inc., Term Loan, 7.082%, (1 mo. USD LIBOR + 2.00%), 5/24/27		43,385	$ 42,402,450
MajorDrive Holdings IV, LLC, Term Loan, 9.00%, (3 mo. USD LIBOR + 4.00%), 6/1/28		10,458	10,206,177
			$ 52,608,627
Beverages — 0.2%
City Brewing Company, LLC, Term Loan, 8.76%, (3 mo. USD LIBOR + 3.50%), 4/5/28		5,781	$ 2,408,725

26
See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Beverages (continued)
Triton Water Holdings, Inc., Term Loan, 8.659%, (3 mo. USD LIBOR + 3.50%), 3/31/28		11,741	$ 11,160,132
			$ 13,568,857
Biotechnology — 0.4%
Alkermes, Inc., Term Loan, 7.45%, (1 mo. USD LIBOR + 2.50%), 3/12/26		18,271	$ 17,950,981
Alltech, Inc., Term Loan, 9.097%, (SOFR + 4.00%), 10/13/28		4,760	4,617,552
Grifols Worldwide Operations USA, Inc., Term Loan, 7.025%, (1 mo. USD LIBOR + 2.00%), 11/15/27		4,440	4,333,445
			$ 26,901,978
Building Products — 0.8%
Cornerstone Building Brands, Inc., Term Loan, 8.24%, (SOFR + 3.25%), 4/12/28		11,113	$ 10,112,727
CPG International, Inc., Term Loan, 7.582%, (SOFR + 2.50%), 4/28/29		13,706	13,667,583
LHS Borrower, LLC, Term Loan, 9.832%, (SOFR + 4.75%), 2/16/29		9,482	7,443,444
MI Windows and Doors, LLC, Term Loan, 8.582%, (SOFR + 3.50%), 12/18/27		6,578	6,576,737
Oscar AcquisitionCo, LLC, Term Loan, 9.498%, (SOFR + 4.50%), 4/29/29		3,907	3,785,330
Standard Industries, Inc., Term Loan, 7.329%, (SOFR + 2.25%), 9/22/28		8,890	8,878,345
			$ 50,464,166
Capital Markets — 4.0%
Advisor Group, Inc., Term Loan, 9.525%, (1 mo. USD LIBOR + 4.50%), 7/31/26		22,283	$ 22,184,316
AllSpring Buyer, LLC, Term Loan, 8.163%, (3 mo. USD LIBOR + 3.00%), 11/1/28		6,251	6,237,043
Aretec Group, Inc.:
Term Loan, 9.332%, (SOFR + 4.25%), 10/1/25		18,371	18,321,838
Term Loan, 3/8/30(11)		8,875	8,782,549
CeramTec AcquiCo GmbH, Term Loan, 6.448%, (3 mo. EURIBOR + 3.75%), 3/16/29	EUR	12,779	13,649,970
Clipper Acquisitions Corp., Term Loan, 6.608%, (1 mo. USD LIBOR + 1.75%), 3/3/28		11,154	11,098,601
Edelman Financial Center, LLC, Term Loan, 8.775%, (1 mo. USD LIBOR + 3.75%), 4/7/28		13,893	13,481,821
EIG Management Company, LLC, Term Loan, 8.732%, (SOFR + 3.75%), 2/22/25		2,874	2,862,973
FinCo I, LLC, Term Loan, 7.525%, (1 mo. USD LIBOR + 2.50%), 6/27/25		18,666	18,665,865
Borrower/Description	Principal Amount* (000's omitted)		Value
Capital Markets (continued)
Focus Financial Partners, LLC:
Term Loan, 7.482%, (SOFR + 2.50%), 6/30/28		9,928	$ 9,820,652
Term Loan, 8.232%, (SOFR + 3.25%), 6/30/28		17,389	17,309,715
Franklin Square Holdings, L.P., Term Loan, 7.332%, (SOFR + 2.35%), 8/1/25		6,231	6,215,765
Guggenheim Partners, LLC, Term Loan, 8.148%, (SOFR + 3.25%), 12/12/29		19,327	19,311,083
Hudson River Trading, LLC, Term Loan, 8.097%, (SOFR + 3.00%), 3/20/28		25,703	24,206,458
LPL Holdings, Inc., Term Loan, 6.653%, (SOFR + 1.75%), 11/12/26		15,867	15,852,117
Mariner Wealth Advisors, LLC, Term Loan, 8.404%, (SOFR + 3.25%), 8/18/28		13,515	13,227,848
Victory Capital Holdings, Inc.:
Term Loan, 7.287%, (SOFR + 2.25%), 7/1/26		13,437	13,387,665
Term Loan, 7.287%, (SOFR + 2.25%), 12/29/28		6,979	6,922,056
			$ 241,538,335
Chemicals — 4.5%
Axalta Coating Systems Dutch Holding B B.V., Term Loan, 7.898%, (SOFR + 3.00%), 12/20/29		18,739	$ 18,817,809
Chemours Company (The), Term Loan, 5.02%, (3 mo. EURIBOR + 2.00%), 4/3/25	EUR	2,775	3,042,728
Colouroz Investment 1 GmbH:
Term Loan, 7.465%, (3 mo. EURIBOR + 4.25%), 9/21/23	EUR	2,512	1,903,347
Term Loan, 7.466%, (3 mo. EURIBOR + 4.25%), 9/21/23	EUR	27	20,592
CPC Acquisition Corp., Term Loan, 8.91%, (SOFR + 3.75%), 12/29/27		14,714	11,285,543
Flint Group GmbH:
Term Loan, 7.461%, (3 mo. EURIBOR + 4.25%), 9/21/23	EUR	276	208,912
Term Loan, 7.461%, (3 mo. EURIBOR + 4.25%), 9/21/23	EUR	32	24,132
Term Loan, 7.461%, (3 mo. EURIBOR + 4.25%), 9/21/23	EUR	73	54,949
Term Loan, 7.461%, (3 mo. EURIBOR + 4.25%), 9/21/23	EUR	144	108,874
Term Loan, 10.273%, (3 mo. USD LIBOR + 5.00%), 9.523% cash, 0.75% PIK, 9/21/23		1,388	952,554
Flint Group US, LLC, Term Loan, 10.273%, (3 mo. USD LIBOR + 5.00%), 9.523% cash, 0.75% PIK, 9/21/23		8,397	5,762,143
Gemini HDPE, LLC, Term Loan, 8.292%, (3 mo. USD LIBOR + 3.00%), 12/31/27		4,799	4,800,896
GEON Performance Solutions, LLC, Term Loan, 9.659%, (3 mo. USD LIBOR + 4.50%), 8/18/28		5,689	5,649,987

27
See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Chemicals (continued)
Groupe Solmax, Inc., Term Loan, 9.909%, (3 mo. USD LIBOR + 4.75%), 5/29/28		9,440	$ 8,528,243
INEOS Enterprises Holdings II Limited, Term Loan, 5.948%, (3 mo. EURIBOR + 3.25%), 8/31/26	EUR	1,975	2,168,092
INEOS Enterprises Holdings US Finco, LLC, Term Loan, 8.49%, (SOFR + 3.50%), 8/28/26		5,014	4,994,855
INEOS Finance PLC, Term Loan, 5.765%, (1 mo. EURIBOR + 2.75%), 11/8/28	EUR	8,900	9,434,045
INEOS Quattro Holdings UK, Ltd.:
Term Loan, 5.765%, (1 mo. EURIBOR + 2.75%), 1/29/26	EUR	23,150	24,756,480
Term Loan, 7.015%, (1 mo. EURIBOR + 4.00%), 3/14/30	EUR	3,300	3,599,909
Term Loan, 8.832%, (SOFR + 3.75%), 3/14/30		5,000	4,993,750
INEOS Styrolution US Holding, LLC, Term Loan, 7.847%, (1 mo. USD LIBOR + 2.75%), 1/29/26		8,314	8,296,866
INEOS US Finance, LLC:
Term Loan, 7.015%, (1 mo. EURIBOR + 4.00%), 11/8/27	EUR	6,200	6,827,406
Term Loan, 7.582%, (SOFR + 2.50%), 11/8/28		6,183	6,069,431
Term Loan, 8.568%, (SOFR + 3.50%), 2/18/30		9,325	9,323,060
Term Loan, 8.832%, (SOFR + 3.75%), 11/8/27		2,650	2,650,000
Kraton Corporation, Term Loan, 8.544%, (SOFR + 3.25%), 3/15/29		5,643	5,640,884
Kraton Polymers Holdings B.V., Term Loan, 6.25%, (3 mo. EURIBOR + 3.25%), 3/15/29	EUR	4,250	4,575,755
Lonza Group AG:
Term Loan, 7.015%, (3 mo. EURIBOR + 4.00%), 7/3/28	EUR	9,600	9,487,363
Term Loan, 9.159%, (3 mo. USD LIBOR + 4.00%), 7/3/28		17,820	16,497,670
LSF11 Skyscraper Holdco S.a.r.l.:
Term Loan, 6.38%, (1 mo. EURIBOR + 3.50%), 9/29/27	EUR	11,350	12,485,071
Term Loan, 8.525%, (1 mo. USD LIBOR + 3.50%), 9/29/27		4,754	4,749,885
Messer Industries GmbH:
Term Loan, 5.515%, (3 mo. EURIBOR + 2.50%), 3/2/26	EUR	1,744	1,919,547
Term Loan, 7.66%, (SOFR + 2.50%), 3/2/26		8,698	8,696,411
Momentive Performance Materials, Inc., Term Loan, 9.482%, (SOFR + 4.50%), 3/29/28		9,525	9,507,141
Olympus Water US Holding Corporation:
Term Loan, 8.938%, (3 mo. USD LIBOR + 3.75%), 11/9/28		3,967	3,774,815
Term Loan, 9.498%, (SOFR + 4.50%), 11/9/28		5,371	5,162,633
Orion Engineered Carbons GmbH:
Term Loan, 5.515%, (3 mo. EURIBOR + 2.50%), 9/24/28	EUR	1,250	1,365,324
Borrower/Description	Principal Amount* (000's omitted)		Value
Chemicals (continued)
Orion Engineered Carbons GmbH: (continued)
Term Loan, 7.309%, (3 mo. USD LIBOR + 2.15%), 9/24/28		4,457	$ 4,370,768
PQ Corporation, Term Loan, 7.645%, (3 mo. USD LIBOR + 2.50%), 6/9/28		8,712	8,698,592
Rohm Holding GmbH, Term Loan, 10.102%, (3 mo. USD LIBOR + 5.00%), 7/31/26		9,521	8,108,659
SCUR-Alpha 1503 GmbH, Term Loan, 3/30/30(11)		5,550	5,050,500
Spectrum Holdings III Corp., Term Loan, 8.275%, (1 mo. USD LIBOR + 3.25%), 1/31/25		5,501	5,274,558
Tronox Finance, LLC:
Term Loan, 7.275%, (1 mo. USD LIBOR + 2.25%), 3/10/28		11,570	11,416,827
Term Loan, 8.148%, (SOFR + 3.25%), 4/4/29		3,638	3,621,576
			$ 274,678,582
Commercial Services & Supplies — 1.7%
Allied Universal Holdco, LLC, Term Loan, 6.765%, (1 mo. EURIBOR + 3.75%), 5/12/28	EUR	8,465	$ 8,844,123
Asplundh Tree Expert, LLC, Term Loan, 6.775%, (1 mo. USD LIBOR + 1.75%), 9/7/27		8,239	8,218,153
Belfor Holdings, Inc., Term Loan, 9.232%, (SOFR + 4.25%), 4/6/26		2,600	2,600,472
EnergySolutions, LLC, Term Loan, 8.909%, (3 mo. USD LIBOR + 3.75%), 5/9/25		17,093	16,575,347
GFL Environmental, Inc., Term Loan, 8.145%, (SOFR + 3.00%), 5/28/27		7,536	7,551,526
Harsco Corporation, Term Loan, 7.347%, (SOFR + 2.25%), 3/10/28		3,390	3,299,590
Monitronics International, Inc., Term Loan, 12.773%, (3 mo. USD LIBOR + 7.50%), 3/29/24		16,755	9,047,914
Phoenix Services International, LLC:
DIP Loan, 14.97%, (SOFR + 12.00%), 5/29/23(12)		1,016	975,771
DIP Loan, 16.982%, (SOFR + 12.00%), 5/29/23		2,112	2,027,548
Term Loan, 0.00%, 3/1/25(9)		6,587	753,943
Prime Security Services Borrower, LLC, Term Loan, 7.608%, (1 mo. USD LIBOR + 2.75%), 9/23/26		13,438	13,434,361
SITEL Group, Term Loan, 6.765%, (1 mo. EURIBOR + 3.75%), 8/28/28	EUR	6,425	7,009,869
SITEL Worldwide Corporation, Term Loan, 8.76%, (1 mo. USD LIBOR + 3.75%), 8/28/28		14,022	13,991,844
Tempo Acquisition, LLC, Term Loan, 7.982%, (SOFR + 3.00%), 8/31/28		2,475	2,476,741
TruGreen Limited Partnership, Term Loan, 9.082%, (1 mo. USD LIBOR + 4.00%), 11/2/27		4,008	3,705,165
			$ 100,512,367

28
See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Communications Equipment — 0.1%
Digi International, Inc., Term Loan, 10.025%, (1 mo. USD LIBOR + 5.00%), 11/1/28		4,709	$ 4,697,602
			$ 4,697,602
Construction Materials — 0.4%
Quikrete Holdings, Inc.:
Term Loan, 7.65%, (1 mo. USD LIBOR + 2.63%), 2/1/27		2,748	$ 2,735,440
Term Loan, 8.025%, (1 mo. USD LIBOR + 3.00%), 3/18/29		19,110	19,057,996
			$ 21,793,436
Consumer Staples Distribution & Retail — 0.1%
Peer Holding III B.V., Term Loan, 9/29/28(11)	EUR	5,725	$ 6,233,468
			$ 6,233,468
Containers & Packaging — 1.1%
Berlin Packaging, LLC, Term Loan, 8.616%, (USD LIBOR + 3.75%), 3/11/28(12)		2,916	$ 2,863,773
Kouti B.V.:
Term Loan, 5.873%, (3 mo. EURIBOR + 3.18%), 8/31/28	EUR	29,250	30,554,597
Term Loan, 7.562%, (1 week EURIBOR + 4.75%), 8/31/28	EUR	4,475	4,924,841
Pregis TopCo Corporation:
Term Loan, 8.775%, (1 mo. USD LIBOR + 3.75%), 7/31/26		1,354	1,335,752
Term Loan, 8.847%, (SOFR + 3.75%), 7/31/26		1,974	1,948,575
Pretium PKG Holdings, Inc.:
Term Loan, 9.167%, (3 mo. USD LIBOR + 4.00%), 10/2/28		7,085	5,683,434
Term Loan - Second Lien, 11.863%, (3 mo. USD LIBOR + 6.75%), 10/1/29		6,675	4,138,500
Proampac PG Borrower, LLC, Term Loan, 8.976%, (USD LIBOR + 3.75%), 11/3/25(12)		10,977	10,832,478
Trident TPI Holdings, Inc., Term Loan, 9.159%, (3 mo. USD LIBOR + 4.00%), 9/15/28		5,691	5,537,652
			$ 67,819,602
Distributors — 0.4%
Autokiniton US Holdings, Inc., Term Loan, 9.597%, (SOFR + 4.50%), 4/6/28		20,683	$ 20,348,741
Phillips Feed Service, Inc., Term Loan, 12.01%, (1 mo. USD LIBOR + 7.00%), 11/13/24(5)		473	378,439
Winterfell Financing S.a.r.l., Term Loan, 7.926%, (3 mo. EURIBOR + 5.00%), 5/4/28	EUR	2,000	2,143,196
			$ 22,870,376
Borrower/Description	Principal Amount* (000's omitted)		Value
Diversified Consumer Services — 0.8%
Ascend Learning, LLC, Term Loan, 8.582%, (SOFR + 3.50%), 12/11/28		11,350	$ 10,380,361
FrontDoor, Inc., Term Loan, 7.275%, (1 mo. USD LIBOR + 2.25%), 6/17/28		860	845,359
KUEHG Corp.:
Term Loan, 8.909%, (3 mo. USD LIBOR + 3.75%), 2/21/25		28,487	28,344,696
Term Loan - Second Lien, 13.409%, (3 mo. USD LIBOR + 8.25%), 8/22/25		4,425	4,330,969
Sotheby's, Term Loan, 9.76%, (3 mo. USD LIBOR + 4.50%), 1/15/27		4,005	4,004,919
			$ 47,906,304
Diversified Financial Services — 0.2%
Concorde Midco, Ltd., Term Loan, 7.052%, (3 mo. EURIBOR + 4.00%), 3/1/28	EUR	8,730	$ 9,397,138
			$ 9,397,138
Diversified Telecommunication Services — 2.2%
CenturyLink, Inc., Term Loan, 7.347%, (SOFR + 2.25%), 3/15/27		22,946	$ 15,657,181
GEE Holdings 2, LLC:
Term Loan, 13.018%, (3 mo. USD LIBOR + 8.00%), 3/24/25		9,639	9,446,335
Term Loan - Second Lien, 13.268%, (3 mo. USD LIBOR + 8.25%), 3/23/26		7,100	4,384,328
Level 3 Financing, Inc., Term Loan, 6.847%, (SOFR + 1.75%), 3/1/27		851	727,800
Telenet Financing USD, LLC, Term Loan, 6.948%, (1 mo. USD LIBOR + 2.00%), 4/30/28		12,325	12,079,597
Telenet International Finance S.a.r.l., Term Loan, 5.184%, (1 mo. EURIBOR + 2.25%), 4/30/29	EUR	1,500	1,599,835
UPC Broadband Holding B.V.:
Term Loan, 5.434%, (1 mo. EURIBOR + 2.50%), 4/30/29	EUR	4,850	5,230,653
Term Loan, 5.859%, (1 mo. EURIBOR + 2.93%), 1/31/29	EUR	13,850	15,008,563
UPC Financing Partnership, Term Loan, 7.873%, (1 mo. USD LIBOR + 2.93%), 1/31/29		4,000	3,968,500
Virgin Media Bristol, LLC, Term Loan, 7.448%, (1 mo. USD LIBOR + 2.50%), 1/31/28		9,638	9,501,977
Virgin Media Ireland Limited, Term Loan, 6.397%, (1 mo. EURIBOR + 3.46%), 7/15/29	EUR	8,500	9,090,255
Virgin Media SFA Finance Limited:
Term Loan, 5.434%, (1 mo. EURIBOR + 2.50%), 1/31/29	EUR	5,625	6,028,707
Term Loan, 7.46%, (SONIA + 3.25%), 1/15/27	GBP	8,175	9,747,395
Term Loan, 7.46%, (SONIA + 3.25%), 11/15/27	GBP	600	714,358

29
See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Diversified Telecommunication Services (continued)
Zayo Group Holdings, Inc., Term Loan, 6.265%, (1 mo. EURIBOR + 3.25%), 3/9/27	EUR	4,120	$ 3,806,189
Ziggo B.V., Term Loan, 6.102%, (6 mo. EURIBOR + 3.00%), 1/31/29	EUR	25,150	26,427,754
			$ 133,419,427
Electrical Equipment — 0.1%
AZZ, Inc., Term Loan, 9.246%, (SOFR + 4.25%), 5/13/29		1,739	$ 1,740,686
Brookfield WEC Holdings, Inc., Term Loan, 7.775%, (1 mo. USD LIBOR + 2.75%), 8/1/25		1,529	1,526,357
			$ 3,267,043
Electronic Equipment, Instruments & Components — 0.8%
Creation Technologies, Inc., Term Loan, 10.723%, (3 mo. USD LIBOR + 5.50%), 10/5/28		12,881	$ 11,399,881
II-VI Incorporated, Term Loan, 7.847%, (SOFR + 2.75%), 7/2/29		418	417,210
Minimax Viking GmbH, Term Loan, 5.765%, (1 mo. EURIBOR + 2.75%), 7/31/25	EUR	1,846	2,033,284
Mirion Technologies, Inc., Term Loan, 7.775%, (1 mo. USD LIBOR + 2.75%), 10/20/28		1,727	1,726,610
Robertshaw US Holding Corp., Term Loan, 8.688%, (3 mo. USD LIBOR + 3.50%), 2/28/25		16,896	9,123,787
Verifone Systems, Inc., Term Loan, 8.958%, (3 mo. USD LIBOR + 4.00%), 8/20/25		13,694	11,857,014
Verisure Holding AB, Term Loan, 6.262%, (3 mo. EURIBOR + 3.25%), 3/27/28	EUR	12,450	13,208,560
			$ 49,766,346
Energy Equipment & Services — 0.6%
Ameriforge Group, Inc.:
Term Loan, 12.615%, (1 mo. USD LIBOR + 8.00%), 2/1/26(5)(13)		3,157	$ 2,841,582
Term Loan, 18.159%, (3 mo. USD LIBOR + 13.00%), 13.159% cash, 5.00% PIK, 2/1/26(5)		24,688	22,219,622
Lealand Finance Company B.V.:
Letter of Credit, 4.29%, 6/28/24(13)		9,039	7,728,661
Term Loan, 9.025%, (1 mo. USD LIBOR + 4.00%), 6.025% cash, 3.00% PIK, 6/30/25		2,479	1,657,100
			$ 34,446,965
Engineering & Construction — 0.8%
Aegion Corporation, Term Loan, 9.775%, (1 mo. USD LIBOR + 4.75%), 5/17/28		15,837	$ 15,584,799
American Residential Services, LLC, Term Loan, 8.659%, (3 mo. USD LIBOR + 3.50%), 10/15/27		500	495,893
Borrower/Description	Principal Amount* (000's omitted)		Value
Engineering & Construction (continued)
APi Group DE, Inc., Term Loan, 7.525%, (1 mo. USD LIBOR + 2.50%), 10/1/26		10,603	$ 10,604,810
Centuri Group, Inc., Term Loan, 7.459%, (USD LIBOR + 2.50%), 8/27/28(12)		8,342	8,290,138
Northstar Group Services, Inc.:
Term Loan, 10.491%, (SOFR + 5.50%), 11/12/26		1,988	1,987,500
Term Loan, 10.597%, (SOFR + 5.50%), 11/12/26		10,966	10,938,200
			$ 47,901,340
Entertainment — 1.4%
AMC Entertainment Holdings, Inc., Term Loan, 7.946%, (1 mo. USD LIBOR + 3.00%), 4/22/26		19,548	$ 15,049,263
City Football Group Limited, Term Loan, 8.273%, (3 mo. USD LIBOR + 3.00%), 7/21/28		8,270	8,104,491
Crown Finance US, Inc., DIP Loan, 15.049%, (SOFR + 10.10%), 9/7/23(12)		8,050	8,214,188
Formula One Holdings Limited., Term Loan, 8.232%, (SOFR + 3.25%), 1/15/30		2,500	2,507,553
Live Nation Entertainment, Inc., Term Loan, 6.796%, (SOFR + 1.75%), 10/17/26		5,600	5,550,713
Playtika Holding Corp., Term Loan, 7.775%, (1 mo. USD LIBOR + 2.75%), 3/13/28		24,653	24,571,859
Renaissance Holding Corp.:
Term Loan, 9.732%, (1 mo. USD LIBOR + 4.75%), 4/5/30		11,025	10,842,404
Term Loan - Second Lien, 12.025%, (1 mo. USD LIBOR + 7.00%), 5/29/26		3,175	3,125,060
UFC Holdings, LLC, Term Loan, 8.05%, (3 mo. USD LIBOR + 2.75%), 4/29/26		7,243	7,234,170
Vue International Bidco PLC:
Term Loan, 11.086%, (6 mo. EURIBOR + 8.00%), 6/30/27	EUR	434	438,321
Term Loan, 11.359%, (6 mo. EURIBOR + 8.00%), 4.859% cash, 6.50% PIK, 12/31/27	EUR	2,934	1,778,006
			$ 87,416,028
Equity Real Estate Investment Trusts (REITs) — 0.1%
Iron Mountain, Inc., Term Loan, 6.775%, (1 mo. USD LIBOR + 1.75%), 1/2/26		3,654	$ 3,645,527
			$ 3,645,527
Financial Services — 0.2%
Ditech Holding Corporation, Term Loan, 0.00%, 6/30/23(9)		19,573	$ 2,152,988
Walker & Dunlop, Inc., Term Loan, 7.332%, (SOFR + 2.25%), 12/16/28		12,887	12,779,489
			$ 14,932,477

30
See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Food Products — 0.9%
8th Avenue Food & Provisions, Inc., Term Loan, 9.768%, (1 mo. USD LIBOR + 4.75%), 10/1/25		6,575	$ 5,892,732
Badger Buyer Corp., Term Loan, 8.525%, (1 mo. USD LIBOR + 3.50%), 9/30/24		4,801	3,856,500
CHG PPC Parent, LLC, Term Loan, 6.515%, (1 mo. EURIBOR + 3.50%), 3/31/25	EUR	2,000	2,159,725
Del Monte Foods, Inc., Term Loan, 9.314%, (SOFR + 4.25%), 5/16/29		6,309	6,208,241
Froneri International, Ltd.:
Term Loan, 5.067%, (6 mo. EURIBOR + 2.13%), 1/29/27	EUR	1,500	1,574,044
Term Loan, 7.409%, (3 mo. USD LIBOR + 2.25%), 1/29/27		4,716	4,660,255
Nomad Foods Europe Midco Limited, Term Loan, 8.561%, (SOFR + 3.75%), 11/12/29		8,033	8,046,148
Sovos Brands Intermediate, Inc., Term Loan, 8.773%, (3 mo. USD LIBOR + 3.50%), 6/8/28		4,259	4,222,755
United Petfood Group B.V., Term Loan, 6.038%, (3 mo. EURIBOR + 2.75%), 4/23/28	EUR	8,400	8,908,865
Valeo F1 Company Limited (Ireland):
Term Loan, 7.239%, (6 mo. EURIBOR + 4.00%), 9/29/28	EUR	8,550	8,083,431
Term Loan, 8.927%, (SONIA + 5.00%), 6/28/28	GBP	2,500	2,552,774
			$ 56,165,470
Gas Utilities — 0.4%
CQP Holdco, L.P., Term Loan, 8.659%, (3 mo. USD LIBOR + 3.50%), 6/5/28		22,243	$ 22,226,083
			$ 22,226,083
Health Care Equipment & Supplies — 1.0%
Artivion, Inc., Term Loan, 8.66%, (SOFR + 3.50%), 6/1/27		6,678	$ 6,218,753
Bayou Intermediate II, LLC, Term Loan, 9.296%, (3 mo. USD LIBOR + 4.50%), 8/2/28		6,691	6,289,892
Gloves Buyer, Inc., Term Loan, 9.025%, (1 mo. USD LIBOR + 4.00%), 12/29/27		12,184	11,696,624
ICU Medical, Inc., Term Loan, 7.548%, (SOFR + 2.50%), 1/8/29		7,400	7,345,518
Journey Personal Care Corp., Term Loan, 9.409%, (3 mo. USD LIBOR + 4.25%), 3/1/28		28,401	22,153,048
Medline Borrower, L.P., Term Loan, 8.275%, (1 mo. USD LIBOR + 3.25%), 10/23/28		8,657	8,418,136
			$ 62,121,971
Health Care Providers & Services — 4.3%
AEA International Holdings (Lux) S.a.r.l., Term Loan, 8.938%, (3 mo. USD LIBOR + 3.75%), 9/7/28		13,751	$ 13,716,251
Borrower/Description	Principal Amount* (000's omitted)		Value
Health Care Providers & Services (continued)
Biogroup-LCD, Term Loan, 5.602%, (3 mo. EURIBOR + 3.00%), 2/9/28	EUR	10,650	$ 10,730,410
BW NHHC Holdco, Inc., Term Loan - Second Lien, 12.898%, (SOFR + 8.00%), 1/15/26		13,770	9,914,191
CAB, Term Loan, 5.852%, (3 mo. EURIBOR + 3.25%), 2/9/28	EUR	7,150	7,311,330
Cano Health, LLC, Term Loan, 9.082%, (SOFR + 4.00%), 11/23/27		7,263	5,792,616
CCRR Parent, Inc., Term Loan, 8.78%, (1 mo. USD LIBOR + 3.75%), 3/6/28		4,733	4,638,394
Cerba Healthcare S.A.S.:
Term Loan, 6.265%, (1 mo. EURIBOR + 3.25%), 6/30/28	EUR	18,925	19,148,695
Term Loan, 6.515%, (1 mo. EURIBOR + 3.50%), 2/15/29	EUR	8,225	8,522,579
Covis Finco S.a.r.l., Term Loan, 11.548%, (SOFR + 6.50%), 2/18/27		12,896	7,383,103
Dedalus Finance GmbH, Term Loan, 6.969%, (3 mo. EURIBOR + 3.75%), 7/17/27	EUR	3,350	3,331,458
Elsan S.A.S., Term Loan, 6.103%, (3 mo. EURIBOR + 3.35%), 6/16/28	EUR	4,100	4,388,411
Envision Healthcare Corporation:
Term Loan, 12.923%, (SOFR + 7.88%), 3/31/27		5,436	4,375,933
Term Loan - Second Lien, 9.148%, (SOFR + 4.25%), 3/31/27		38,369	5,659,480
IVC Acquisition, Ltd.:
Term Loan, 6.294%, (6 mo. EURIBOR + 4.00%), 2/13/26	EUR	9,100	9,629,682
Term Loan, 7.703%, (SONIA + 4.50%), 2/13/26	GBP	950	1,131,232
Medical Solutions Holdings, Inc.:
Term Loan, 8.24%, (SOFR + 3.25%), 11/1/28		13,814	13,419,286
Term Loan - Second Lien, 11.99%, (SOFR + 7.00%), 11/1/29		9,500	8,597,500
Mehilainen Yhtiot Oy, Term Loan, 6.54%, (3 mo. EURIBOR + 3.53%), 8/8/25	EUR	6,025	6,471,317
Midwest Physician Administrative Services, LLC, Term Loan, 8.409%, (3 mo. USD LIBOR + 3.25%), 3/12/28		1,416	1,342,467
National Mentor Holdings, Inc.:
Term Loan, 8.748%, (SOFR + 3.75%), 3/2/28		334	258,216
Term Loan, 8.815%, (SOFR + 3.75%), 3/2/28(12)		12,314	9,528,219
Term Loan - Second Lien, 12.248%, (SOFR + 7.25%), 3/2/29		5,525	3,315,000
Option Care Health, Inc., Term Loan, 7.775%, (1 mo. USD LIBOR + 2.75%), 10/27/28		3,342	3,342,289
Pediatric Associates Holding Company, LLC:
Term Loan, 7.516%, (1 mo. USD LIBOR + 3.25%), 12/29/28(13)		147	145,564

31
See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Health Care Providers & Services (continued)
Pediatric Associates Holding Company, LLC: (continued)
Term Loan, 8.275%, (1 mo. USD LIBOR + 3.25%), 12/29/28		967	$ 956,726
Phoenix Guarantor, Inc.:
Term Loan, 8.275%, (1 mo. USD LIBOR + 3.25%), 3/5/26		16,319	16,070,737
Term Loan, 8.525%, (1 mo. USD LIBOR + 3.50%), 3/5/26		5,389	5,306,811
Radiology Partners, Inc., Term Loan, 9.347%, (SOFR + 4.25%), 7/9/25		16,962	12,566,034
Ramsay Generale de Sante S.A., Term Loan, 6.261%, (3 mo. EURIBOR + 3.05%), 4/22/27	EUR	6,600	7,251,329
Select Medical Corporation, Term Loan, 7.53%, (1 mo. USD LIBOR + 2.50%), 3/6/25		45,148	45,085,510
Sound Inpatient Physicians:
Term Loan, 8.273%, (3 mo. USD LIBOR + 3.00%), 6/27/25		199	151,455
Term Loan, 8.273%, (3 mo. USD LIBOR + 3.00%), 6/27/25		2,333	1,783,621
Synlab Bondco PLC, Term Loan, 5.193%, (6 mo. EURIBOR + 2.50%), 7/1/27	EUR	2,125	2,316,660
TTF Holdings, LLC, Term Loan, 9.063%, (1 mo. USD LIBOR + 4.00%), 3/31/28		5,083	5,082,594
U.S. Anesthesia Partners, Inc., Term Loan, 9.098%, (1 mo. USD LIBOR + 4.25%), 10/1/28		3,946	3,786,688
			$ 262,451,788
Health Care Technology — 1.0%
Bracket Intermediate Holding Corp., Term Loan, 9.287%, (3 mo. USD LIBOR + 4.25%), 9/5/25		4,531	$ 4,498,608
Certara, L.P., Term Loan, 8.525%, (1 mo. USD LIBOR + 3.50%), 8/15/26		1,818	1,806,265
GHX Ultimate Parent Corporation, Term Loan, 8.275%, (1 mo. USD LIBOR + 3.25%), 6/28/24		3,394	3,382,272
Imprivata, Inc.:
Term Loan, 8.775%, (1 mo. USD LIBOR + 3.75%), 12/1/27		11,262	10,933,173
Term Loan, 9.232%, (SOFR + 4.25%), 12/1/27		3,275	3,222,538
MedAssets Software Intermediate Holdings, Inc.:
Term Loan, 9.025%, (1 mo. USD LIBOR + 4.00%), 12/18/28		16,310	14,081,177
Term Loan - Second Lien, 11.775%, (1 mo. USD LIBOR + 6.75%), 12/17/29		8,775	5,278,707
Symplr Software, Inc., Term Loan, 9.645%, (SOFR + 4.50%), 12/22/27		10,106	9,171,067
Verscend Holding Corp., Term Loan, 9.025%, (1 mo. USD LIBOR + 4.00%), 8/27/25		10,000	10,000,890
			$ 62,374,697
Borrower/Description	Principal Amount* (000's omitted)		Value
Hotels, Restaurants & Leisure — 3.2%
1011778 B.C. Unlimited Liability Company, Term Loan, 6.775%, (1 mo. USD LIBOR + 1.75%), 11/19/26		21,522	$ 21,358,657
Carnival Corporation:
Term Loan, 6.765%, (1 mo. EURIBOR + 3.75%), 6/30/25	EUR	8,835	9,705,077
Term Loan, 8.275%, (1 mo. USD LIBOR + 3.25%), 10/18/28		34,587	34,082,803
ClubCorp Holdings, Inc., Term Loan, 7.775%, (1 mo. USD LIBOR + 2.75%), 9/18/24		21,048	19,940,261
GVC Holdings (Gibraltar) Limited, Term Loan, 6.74%, (3 mo. EURIBOR + 3.75%), 6/30/28	EUR	20,694	22,820,243
Oravel Stays Singapore Pte., Ltd., Term Loan, 13.27%, (3 mo. USD LIBOR + 8.25%), 6/23/26		5,379	4,666,445
Playa Resorts Holding B.V., Term Loan, 9.14%, (SOFR + 4.25%), 1/5/29		18,005	17,999,870
Scientific Games International, Inc., Term Loan, 7.981%, (SOFR + 3.00%), 4/14/29		7,444	7,443,750
SeaWorld Parks & Entertainment, Inc., Term Loan, 8.063%, (1 mo. USD LIBOR + 3.00%), 8/25/28		14,899	14,861,376
Stars Group Holdings B.V. (The):
Term Loan, 5.515%, (3 mo. EURIBOR + 2.50%), 7/21/26	EUR	11,225	12,307,087
Term Loan, 7.409%, (3 mo. USD LIBOR + 2.25%), 7/21/26		29,194	29,177,766
			$ 194,363,335
Household Durables — 1.5%
ACProducts, Inc., Term Loan, 9.409%, (3 mo. USD LIBOR + 4.25%), 5/17/28		18,668	$ 14,807,602
Libbey Glass, Inc., Term Loan, 13.461%, (SOFR + 8.50%), 8.711% cash, 4.75% PIK, 11/22/27		14,305	14,376,950
Serta Simmons Bedding, LLC:
Term Loan, 0.00%, 8/10/23(9)		13,330	13,213,223
Term Loan - Second Lien, 0.00%, 8/10/23(9)		44,026	26,195,398
Solis IV B.V.:
Term Loan, 6.67%, (3 mo. EURIBOR + 4.00%), 2/26/29	EUR	5,693	5,843,332
Term Loan, 8.373%, (SOFR + 3.50%), 2/26/29		13,787	12,514,436
Spectrum Brands, Inc., Term Loan, 6.96%, (3 mo. USD LIBOR + 2.00%), 3/3/28		4,165	4,131,159
			$ 91,082,100
Household Products — 0.5%
Energizer Holdings, Inc., Term Loan, 7.329%, (SOFR + 2.25%), 12/22/27		6,541	$ 6,516,848

32
See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Household Products (continued)
Kronos Acquisition Holdings, Inc.:
Term Loan, 8.703%, (3 mo. USD LIBOR + 3.75%), 12/22/26		8,027	$ 7,841,973
Term Loan, 11.023%, (SOFR + 6.00%), 12/22/26		5,086	5,022,055
Nobel Bidco B.V., Term Loan, 5.942%, (6 mo. EURIBOR + 3.50%), 9/1/28	EUR	11,450	11,029,155
			$ 30,410,031
Independent Power and Renewable Electricity Producers — 0.1%
Calpine Corporation:
Term Loan, 7.03%, (1 mo. USD LIBOR + 2.00%), 4/5/26		2,313	$ 2,307,925
Term Loan, 7.53%, (1 mo. USD LIBOR + 2.50%), 12/16/27		6,160	6,145,836
			$ 8,453,761
Industrial Conglomerates — 0.3%
Rain Carbon GmbH, Term Loan, 5.969%, (3 mo. EURIBOR + 2.75%), 1/16/25	EUR	15,625	$ 16,700,679
			$ 16,700,679
Insurance — 0.9%
Alliant Holdings Intermediate, LLC:
Term Loan, 8.376%, (SOFR + 3.50%), 11/5/27		3,778	$ 3,755,218
Term Loan, 8.51%, (1 mo. USD LIBOR + 3.50%), 11/6/27		13,232	13,148,202
AssuredPartners, Inc.:
Term Loan, 8.482%, (SOFR + 3.50%), 2/12/27		5,321	5,250,302
Term Loan, 8.525%, (1 mo. USD LIBOR + 3.50%), 2/12/27		3,093	3,046,026
Financiere CEP S.A.S., Term Loan, 6.765%, (3 mo. EURIBOR + 3.75%), 6/18/27	EUR	4,125	4,444,206
Hub International Limited:
Term Loan, 8.021%, (USD LIBOR + 3.00%), 4/25/25(12)		9,017	9,012,873
Term Loan, 8.511%, (3 mo. USD LIBOR + 3.25%), 4/25/25		5,361	5,359,067
NFP Corp., Term Loan, 8.275%, (1 mo. USD LIBOR + 3.25%), 2/15/27		13,360	13,107,293
			$ 57,123,187
Interactive Media & Services — 0.7%
Adevinta ASA:
Term Loan, 6.015%, (3 mo. EURIBOR + 3.00%), 6/26/28	EUR	5,877	$ 6,470,260
Term Loan, 7.909%, (3 mo. USD LIBOR + 2.75%), 6/26/28		2,137	2,141,613
Borrower/Description	Principal Amount* (000's omitted)		Value
Interactive Media & Services (continued)
Buzz Finco, LLC:
Term Loan, 7.832%, (1 mo. USD LIBOR + 2.75%), 1/29/27		1,972	$ 1,972,156
Term Loan, 8.332%, (SOFR + 2.25%), 1/29/27		435	435,057
Foundational Education Group, Inc., Term Loan, 8.91%, (SOFR + 3.75%), 8/31/28		5,162	4,542,654
Getty Images, Inc.:
Term Loan, 8.063%, (3 mo. EURIBOR + 5.00%), 2/19/26	EUR	2,224	2,442,947
Term Loan, 9.503%, (SOFR + 4.50%), 2/19/26(12)		15,870	15,899,477
Match Group, Inc., Term Loan, 6.713%, (3 mo. USD LIBOR + 1.75%), 2/13/27		6,450	6,421,781
			$ 40,325,945
IT Services — 4.1%
Asurion, LLC:
Term Loan, 8.275%, (1 mo. USD LIBOR + 3.25%), 12/23/26		546	$ 513,329
Term Loan, 8.275%, (1 mo. USD LIBOR + 3.25%), 7/31/27		8,976	8,315,893
Term Loan, 9.082%, (SOFR + 4.00%), 8/19/28		9,104	8,476,220
Term Loan, 9.332%, (SOFR + 4.25%), 8/19/28		7,136	6,674,851
Term Loan - Second Lien, 10.275%, (1 mo. USD LIBOR + 5.25%), 1/31/28		15,790	13,305,538
Term Loan - Second Lien, 10.275%, (1 mo. USD LIBOR + 5.25%), 1/20/29		2,375	1,990,877
Cyxtera DC Holdings, Inc.:
Term Loan, 8.068%, (3 mo. USD LIBOR + 3.00%), 5/1/24		27,147	20,371,800
Term Loan, 9.068%, (3 mo. USD LIBOR + 4.00%), 5/1/24		9,711	7,218,578
Endure Digital, Inc., Term Loan, 8.792%, (3 mo. USD LIBOR + 3.50%), 2/10/28		19,908	18,698,240
Gainwell Acquisition Corp., Term Loan, 8.998%, (SOFR + 4.00%), 10/1/27		50,721	48,977,438
Go Daddy Operating Company, LLC, Term Loan, 8.232%, (SOFR + 3.25%), 11/9/29		44,953	45,060,526
Informatica, LLC, Term Loan, 7.813%, (1 mo. USD LIBOR + 2.75%), 10/27/28		31,754	31,707,952
NAB Holdings, LLC, Term Loan, 8.048%, (SOFR + 3.00%), 11/23/28		14,425	14,256,931
Rackspace Technology Global, Inc., Term Loan, 7.595%, (3 mo. USD LIBOR + 2.75%), 2/15/28		16,347	6,872,470
team.blue Finco S.a.r.l., Term Loan, 6.715%, (3 mo. EURIBOR + 3.70%), 3/30/28	EUR	11,150	11,892,012
WEX, Inc., Term Loan, 7.347%, (SOFR + 2.25%), 3/31/28		3,920	3,918,601
			$ 248,251,256

33
See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Leisure Products — 0.4%
Amer Sports Oyj, Term Loan, 7.898%, (6 mo. EURIBOR + 4.25%), 3/30/26	EUR	11,925	$ 12,893,785
Fender Musical Instruments Corporation, Term Loan, 8.99%, (SOFR + 4.00%), 12/1/28		2,273	2,116,745
Hayward Industries, Inc., Term Loan, 7.525%, (1 mo. USD LIBOR + 2.50%), 5/30/28		9,101	8,864,488
SRAM, LLC, Term Loan, 7.775%, (1 mo. USD LIBOR + 2.75%), 5/18/28		1,930	1,904,592
			$ 25,779,610
Life Sciences Tools & Services — 2.3%
Avantor Funding, Inc., Term Loan, 5.515%, (1 mo. EURIBOR + 2.50%), 6/12/28	EUR	19,355	$ 21,295,781
Cambrex Corporation, Term Loan, 8.482%, (SOFR + 3.50%), 12/4/26		324	322,409
Catalent Pharma Solutions, Inc., Term Loan, 7.063%, (1 mo. USD LIBOR + 2.00%), 2/22/28		1,029	1,023,855
Curia Global, Inc., Term Loan, 8.895%, (SOFR + 3.75%), 8/30/26(12)		17,355	15,181,381
ICON Luxembourg S.a.r.l., Term Loan, 7.41%, (SOFR + 2.25%), 7/3/28		52,986	53,002,844
IQVIA, Inc., Term Loan, 6.775%, (1 mo. USD LIBOR + 1.75%), 1/17/25		12,472	12,474,866
LGC Group Holdings, Ltd., Term Loan, 5.765%, (1 mo. EURIBOR + 2.75%), 4/21/27	EUR	5,775	6,071,818
Loire Finco Luxembourg S.a.r.l., Term Loan, 8.025%, (1 mo. USD LIBOR + 3.00%), 4/21/27		1,128	1,085,752
PRA Health Sciences, Inc., Term Loan, 7.126%, (SOFR + 2.25%), 7/3/28		13,202	13,205,862
Sotera Health Holdings, LLC, Term Loan, 8.023%, (3 mo. USD LIBOR + 2.75%), 12/11/26		17,828	17,404,722
			$ 141,069,290
Machinery — 2.8%
AI Alpine AT Bidco GmbH, Term Loan, 6.339%, (6 mo. EURIBOR + 3.00%), 10/31/25	EUR	6,125	$ 6,614,157
AI Aqua Merger Sub, Inc., Term Loan, 8.584%, (SOFR + 3.75%), 7/31/28		6,591	6,434,609
Albion Financing 3 S.a.r.l.:
Term Loan, 10.347%, (SOFR + 5.50%), 8/17/26		3,525	3,472,125
Term Loan, 10.523%, (3 mo. USD LIBOR + 5.25%), 8/17/26		3,479	3,412,570
Ali Group North America Corporation, Term Loan, 7.097%, (SOFR + 2.00%), 7/30/29		16,063	16,008,554
Alliance Laundry Systems, LLC, Term Loan, 8.559%, (3 mo. USD LIBOR + 3.50%), 10/8/27		252	250,615
American Trailer World Corp., Term Loan, 8.832%, (SOFR + 3.75%), 3/3/28		13,302	11,556,467
Borrower/Description	Principal Amount* (000's omitted)		Value
Machinery (continued)
Apex Tool Group, LLC, Term Loan, 10.24%, (SOFR + 5.25%), 2/8/29		20,528	$ 18,110,539
Clark Equipment Company, Term Loan, 7.498%, (SOFR + 2.50%), 4/20/29		11,484	11,484,000
Conair Holdings, LLC, Term Loan, 8.909%, (3 mo. USD LIBOR + 3.75%), 5/17/28		24,330	22,793,700
Delachaux Group S.A., Term Loan, 9.773%, (3 mo. USD LIBOR + 4.50%), 4/16/26		4,208	4,102,312
Engineered Machinery Holdings, Inc.:
Term Loan, 6.765%, (3 mo. EURIBOR + 3.75%), 5/21/28	EUR	10,712	11,537,843
Term Loan - Second Lien, 11.159%, (3 mo. USD LIBOR + 6.00%), 5/21/29		2,000	1,842,500
EWT Holdings III Corp., Term Loan, 7.347%, (SOFR + 2.25%), 4/1/28		3,500	3,482,378
Filtration Group Corporation, Term Loan, 6.515%, (1 mo. EURIBOR + 3.50%), 3/29/25	EUR	2,931	3,213,285
Icebox Holdco III, Inc., Term Loan, 8.659%, (3 mo. USD LIBOR + 3.50%), 12/22/28		4,169	4,018,122
Madison IAQ, LLC, Term Loan, 8.302%, (6 mo. USD LIBOR + 3.25%), 6/21/28		11,640	11,226,405
Pro Mach Group, Inc., Term Loan, 9.025%, (1 mo. USD LIBOR + 4.00%), 8/31/28		2,813	2,809,771
Roper Industrial Products Investment Company, LLC:
Term Loan, 8.015%, (3 mo. EURIBOR + 5.25%), 11/22/29	EUR	1,000	1,059,202
Term Loan, 9.398%, (SOFR + 4.50%), 11/22/29		2,275	2,264,574
SPX Flow, Inc., Term Loan, 9.582%, (SOFR + 4.50%), 4/5/29		4,623	4,470,842
TK Elevator Topco GmbH, Term Loan, 6.567%, (6 mo. EURIBOR + 3.63%), 7/30/27	EUR	9,725	10,352,088
Vertical US Newco, Inc., Term Loan, 8.602%, (6 mo. USD LIBOR + 3.50%), 7/30/27		6	6,067
Zephyr German BidCo GmbH, Term Loan, 6.645%, (3 mo. EURIBOR + 3.60%), 3/10/28	EUR	11,775	12,043,204
			$ 172,565,929
Media — 1.7%
Charter Communications Operating, LLC, Term Loan, 6.795%, (SOFR + 1.75%), 2/1/27(12)		3,616	$ 3,568,214
CSC Holdings, LLC:
Term Loan, 7.198%, (1 mo. USD LIBOR + 2.25%), 7/17/25		20,221	19,348,868
Term Loan, 7.198%, (1 mo. USD LIBOR + 2.25%), 1/15/26		4	3,893
Diamond Sports Group, LLC:
Term Loan, 13.064%, (SOFR + 8.15%), 5/25/26(9)		4,166	3,794,770

34
See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Media (continued)
Diamond Sports Group, LLC: (continued)
Term Loan - Second Lien, 8.167%, (SOFR + 3.25%), 8/24/26(9)	23,068	$ 1,741,610
Gray Television, Inc., Term Loan, 7.918%, (1 mo. USD LIBOR + 3.00%), 12/1/28	1,037	1,016,547
Hubbard Radio, LLC, Term Loan, 9.28%, (1 mo. USD LIBOR + 4.25%), 3/28/25	6,076	4,982,375
iHeartCommunications, Inc., Term Loan, 8.025%, (1 mo. USD LIBOR + 3.00%), 5/1/26	2,365	2,056,866
Magnite, Inc., Term Loan, 10.043%, (USD LIBOR + 5.00%), 4/28/28(12)	1,338	1,294,900
Mission Broadcasting, Inc., Term Loan, 7.348%, (1 mo. USD LIBOR + 2.50%), 6/2/28	3,635	3,631,615
Nexstar Broadcasting, Inc., Term Loan, 7.525%, (1 mo. USD LIBOR + 2.50%), 9/18/26	3,623	3,617,832
Recorded Books, Inc., Term Loan, 8.996%, (SOFR + 4.00%), 8/29/25	9,877	9,856,403
Sinclair Television Group, Inc.:
Term Loan, 7.53%, (1 mo. USD LIBOR + 2.50%), 9/30/26	6,200	5,574,948
Term Loan, 8.03%, (1 mo. USD LIBOR + 3.00%), 4/1/28	22,788	19,391,305
Univision Communications, Inc.:
Term Loan, 7.775%, (1 mo. USD LIBOR + 2.75%), 3/15/24	7,012	7,023,061
Term Loan, 8.275%, (1 mo. USD LIBOR + 3.25%), 3/15/26	18,281	18,191,625
		$ 105,094,832
Metals/Mining — 0.7%
American Consolidated Natural Resources, Inc., Term Loan, 21.268%, (3 mo. USD LIBOR + 16.00%), 18.268% cash, 3.00% PIK, 9/16/25	435	$ 437,207
Dynacast International, LLC:
Term Loan, 9.458%, (3 mo. USD LIBOR + 4.50%), 7/22/25	15,259	14,191,103
Term Loan, 13.958%, (3 mo. USD LIBOR + 9.00%), 10/22/25	3,049	2,302,267
PMHC II, Inc., Term Loan, 9.304%, (SOFR + 4.25%), 4/23/29	4,183	3,677,920
WireCo WorldGroup, Inc., Term Loan, 9.25%, (1 mo. USD LIBOR + 4.25%), 11/13/28	6,202	6,170,745
Zekelman Industries, Inc., Term Loan, 7.018%, (3 mo. USD LIBOR + 2.00%), 1/24/27	15,397	15,265,134
		$ 42,044,376
Borrower/Description	Principal Amount* (000's omitted)		Value
Oil, Gas & Consumable Fuels — 1.0%
Centurion Pipeline Company, LLC:
Term Loan, 10.25%, (USD Prime + 3.25%), 9/29/25		3,120	$ 3,127,014
Term Loan, 11.00%, (USD Prime + 4.00%), 9/28/25		1,629	1,632,430
GIP II Blue Holding, L.P., Term Loan, 9.659%, (3 mo. USD LIBOR + 4.50%), 9/29/28		15,014	15,006,304
Matador Bidco S.a.r.l., Term Loan, 9.582%, (SOFR + 4.50%), 10/15/26		32,191	32,058,209
Oxbow Carbon, LLC, Term Loan, 9.409%, (3 mo. USD LIBOR + 4.25%), 10/17/25		5,323	5,323,405
QuarterNorth Energy Holding, Inc., Term Loan - Second Lien, 13.025%, (1 mo. USD LIBOR + 8.00%), 8/27/26		5,729	5,714,832
			$ 62,862,194
Personal Products — 0.1%
Rainbow Finco S.a.r.l., Term Loan, 6.697%, (6 mo. EURIBOR + 3.50%), 2/23/29	EUR	2,925	$ 3,094,137
			$ 3,094,137
Pharmaceuticals — 1.7%
Aenova Holding GmbH, Term Loan, 7.332%, (6 mo. EURIBOR + 4.50%), 3/6/26	EUR	925	$ 981,354
AI Sirona (Luxembourg) Acquisition S.a.r.l., Term Loan, 6.265%, (1 mo. EURIBOR + 3.25%), 9/29/25	EUR	13,000	14,132,855
Akorn, Inc., Term Loan, 0.00%, 10/1/25(9)		2,996	733,965
Amneal Pharmaceuticals, LLC, Term Loan, 8.563%, (1 mo. USD LIBOR + 3.50%), 5/4/25		3,681	3,462,973
Bausch Health Companies, Inc., Term Loan, 10.24%, (SOFR + 5.25%), 2/1/27		18,347	14,831,444
Elanco Animal Health Incorporated, Term Loan, 6.653%, (SOFR + 1.75%), 8/1/27		4,909	4,783,372
Horizon Therapeutics USA, Inc.:
Term Loan, 6.813%, (1 mo. USD LIBOR + 1.75%), 3/15/28		6,662	6,659,383
Term Loan, 7.063%, (1 mo. USD LIBOR + 2.00%), 5/22/26		7,802	7,800,855
Jazz Financing Lux S.a.r.l., Term Loan, 8.525%, (1 mo. USD LIBOR + 3.50%), 5/5/28		7,036	7,035,059
Mallinckrodt International Finance S.A.:
Term Loan, 10.198%, (1 mo. USD LIBOR + 5.25%), 9/30/27		31,419	22,567,526
Term Loan, 10.448%, (1 mo. USD LIBOR + 5.50%), 9/30/27		9,953	7,141,078

35
See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Pharmaceuticals (continued)
PharmaZell GmbH, Term Loan, 7.015%, (3 mo. EURIBOR + 4.00%), 5/12/27	EUR	1,800	$ 1,917,307
Recipharm AB, Term Loan, 5.882%, (3 mo. EURIBOR + 3.20%), 2/17/28	EUR	13,725	14,173,641
			$ 106,220,812
Professional Services — 2.4%
AlixPartners, LLP, Term Loan, 6.24%, (3 mo. EURIBOR + 3.25%), 2/4/28	EUR	3,455	$ 3,762,504
APFS Staffing Holdings, Inc., Term Loan, 8.97%, (SOFR + 4.00%), 12/29/28(12)		3,688	3,643,958
Apleona Holding GmbH, Term Loan, 6.442%, (3 mo. EURIBOR + 3.20%), 4/28/28	EUR	7,525	7,967,907
CoreLogic, Inc., Term Loan, 8.563%, (1 mo. USD LIBOR + 3.50%), 6/2/28		14,171	12,755,286
Corporation Service Company, Term Loan, 8.332%, (SOFR + 3.25%), 11/2/29		4,883	4,888,744
Deerfield Dakota Holding, LLC, Term Loan, 8.648%, (SOFR + 3.75%), 4/9/27		9,960	9,654,882
EAB Global, Inc., Term Loan, 8.871%, (USD LIBOR + 3.50%), 8/16/28(12)		14,467	14,154,940
Employbridge Holding Company, Term Loan, 9.926%, (3 mo. USD LIBOR + 4.75%), 7/19/28		20,705	17,523,940
First Advantage Holdings, LLC, Term Loan, 7.775%, (1 mo. USD LIBOR + 2.75%), 1/31/27		5,857	5,849,483
Neptune Bidco U.S., Inc., Term Loan, 10.004%, (SOFR + 5.00%), 4/11/29		8,050	7,209,781
Rockwood Service Corporation, Term Loan, 9.025%, (1 mo. USD LIBOR + 4.00%), 1/23/27		5,442	5,438,005
TMF Group Holding B.V., Term Loan, 5/5/28(11)		4,650	4,620,938
Trans Union, LLC:
Term Loan, 6.775%, (1 mo. USD LIBOR + 1.75%), 11/16/26		2,485	2,478,749
Term Loan, 7.275%, (1 mo. USD LIBOR + 2.25%), 12/1/28		40,129	40,078,918
Vaco Holdings, LLC, Term Loan, 10.048%, (SOFR + 5.00%), 1/21/29		3,678	3,669,242
			$ 143,697,277
Real Estate Management & Development — 0.6%
Cushman & Wakefield U.S. Borrower, LLC:
Term Loan, 7.775%, (1 mo. USD LIBOR + 2.75%), 8/21/25		12,323	$ 12,116,499
Term Loan, 8.332%, (SOFR + 3.25%), 1/31/30		10,544	10,286,572
RE/MAX International, Inc., Term Loan, 7.563%, (1 mo. USD LIBOR + 2.50%), 7/21/28		16,334	15,399,950
			$ 37,803,021
Borrower/Description	Principal Amount* (000's omitted)	Value
Road & Rail — 2.2%
Avis Budget Car Rental, LLC:
Term Loan, 6.847%, (SOFR + 1.75%), 8/6/27	30,399	$ 30,170,660
Term Loan, 8.582%, (SOFR + 3.50%), 3/16/29	4,125	4,133,250
Grab Holdings, Inc., Term Loan, 9.53%, (1 mo. USD LIBOR + 4.50%), 1/29/26	15,465	15,455,247
Hertz Corporation (The):
Term Loan, 8.275%, (1 mo. USD LIBOR + 3.25%), 6/30/28	17,194	17,165,609
Term Loan, 8.275%, (1 mo. USD LIBOR + 3.25%), 6/30/28	3,298	3,292,679
Uber Technologies, Inc., Term Loan, 7.87%, (SOFR + 2.75%), 3/3/30	58,465	58,318,629
XPO Logistics, Inc., Term Loan, 6.621%, (1 mo. USD LIBOR + 1.75%), 2/24/25	4,275	4,272,815
		$ 132,808,889
Semiconductors & Semiconductor Equipment — 0.8%
Altar Bidco, Inc.:
Term Loan, 6.608%, (SOFR + 3.10%), 2/1/29	10,716	$ 10,456,143
Term Loan - Second Lien, 10.493%, (SOFR + 5.60%), 2/1/30	6,650	5,897,719
Bright Bidco B.V., Term Loan, 4.045%, (SOFR + 1.00%), 10/31/27	3,533	2,243,603
Entegris, Inc., Term Loan, 7.661%, (SOFR + 2.75%), 7/6/29(12)	2,494	2,497,907
MACOM Technology Solutions Holdings, Inc., Term Loan, 7.275%, (1 mo. USD LIBOR + 2.25%), 5/17/24	555	554,718
MaxLinear, Inc., Term Loan, 7.275%, (1 mo. USD LIBOR + 2.25%), 6/23/28	2,955	2,944,275
MKS Instruments, Inc., Term Loan, 7.814%, (SOFR + 2.75%), 8/17/29	17,859	17,822,470
Synaptics Incorporated, Term Loan, 7.399%, (6 mo. USD LIBOR + 2.25%), 12/2/28	2,770	2,759,862
Ultra Clean Holdings, Inc., Term Loan, 8.775%, (1 mo. USD LIBOR + 3.75%), 8/27/25	1,946	1,950,137
		$ 47,126,834
Software — 12.7%
Applied Systems, Inc., Term Loan, 9.398%, (SOFR + 4.50%), 9/18/26	43,880	$ 44,016,774
Aptean, Inc.:
Term Loan, 9.221%, (SOFR + 4.25%), 4/23/26	21,828	21,137,640
Term Loan - Second Lien, 12.082%, (SOFR + 7.10%), 4/23/27	6,550	6,116,063
Astra Acquisition Corp.:
Term Loan, 10.275%, (1 mo. USD LIBOR + 5.25%), 10/25/28	5,017	4,096,853

36
See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Software (continued)
Astra Acquisition Corp.: (continued)
Term Loan - Second Lien, 13.90%, (1 mo. USD LIBOR + 8.88%), 10/25/29		20,170	$ 13,312,299
Banff Merger Sub, Inc.:
Term Loan, 7.015%, (1 mo. EURIBOR + 4.00%), 10/2/25	EUR	1,919	2,089,201
Term Loan, 8.775%, (1 mo. USD LIBOR + 3.75%), 10/2/25		682	674,696
Term Loan - Second Lien, 10.525%, (1 mo. USD LIBOR + 5.50%), 2/27/26		3,191	3,095,452
CDK Global, Inc., Term Loan, 9.148%, (SOFR + 4.25%), 7/6/29		19,925	19,928,171
CentralSquare Technologies, LLC, Term Loan, 8.909%, (3 mo. USD LIBOR + 3.75%), 8/29/25		18,456	16,548,262
Cloudera, Inc.:
Term Loan, 8.832%, (SOFR + 3.75%), 10/8/28		23,351	22,573,947
Term Loan - Second Lien, 11.082%, (SOFR + 6.00%), 10/8/29		2,950	2,625,500
Constant Contact, Inc., Term Loan, 9.198%, (3 mo. USD LIBOR + 4.00%), 2/10/28		5,056	4,783,405
Cornerstone OnDemand, Inc., Term Loan, 8.775%, (1 mo. USD LIBOR + 3.75%), 10/16/28		15,543	13,813,841
Delta TopCo, Inc., Term Loan, 8.656%, (SOFR + 3.75%), 12/1/27		10,972	10,519,048
E2open, LLC, Term Loan, 8.566%, (USD LIBOR + 3.50%), 2/4/28(12)		16,257	16,218,314
ECI Macola Max Holding, LLC, Term Loan, 8.909%, (3 mo. USD LIBOR + 3.75%), 11/9/27		19,305	19,110,225
Epicor Software Corporation, Term Loan, 8.275%, (1 mo. USD LIBOR + 3.25%), 7/30/27		39,803	39,373,424
Finastra USA, Inc.:
Term Loan, 8.655%, (3 mo. USD LIBOR + 3.50%), 6/13/24		39,204	37,447,085
Term Loan - Second Lien, 12.405%, (3 mo. USD LIBOR + 7.25%), 6/13/25		25,750	21,879,466
Fiserv Investment Solutions, Inc., Term Loan, 8.946%, (SOFR + 4.00%), 2/18/27		5,837	5,669,611
GoTo Group, Inc., Term Loan, 9.775%, (1 mo. USD LIBOR + 4.75%), 8/31/27		24,284	14,752,360
Hyland Software, Inc.:
Term Loan, 8.525%, (1 mo. USD LIBOR + 3.50%), 7/1/24		47,534	47,290,231
Term Loan - Second Lien, 11.275%, (1 mo. USD LIBOR + 6.25%), 7/7/25		1,750	1,687,109
IGT Holding IV AB:
Term Loan, 6.415%, (3 mo. EURIBOR + 3.40%), 3/31/28	EUR	6,205	6,668,753
Term Loan, 8.462%, (SOFR + 3.40%), 3/31/28		4,036	4,035,677
Borrower/Description	Principal Amount* (000's omitted)		Value
Software (continued)
Ivanti Software, Inc.:
Term Loan, 9.212%, (3 mo. USD LIBOR + 4.25%), 12/1/27		3,910	$ 3,164,098
Term Loan - Second Lien, 12.212%, (3 mo. USD LIBOR + 7.25%), 12/1/28		9,750	5,984,063
Magenta Buyer, LLC:
Term Loan, 10.03%, (3 mo. USD LIBOR + 4.75%), 7/27/28		23,221	19,668,338
Term Loan - Second Lien, 13.53%, (3 mo. USD LIBOR + 8.25%), 7/27/29		16,175	12,373,875
Marcel LUX IV S.a.r.l.:
Term Loan, 6.552%, (3 mo. EURIBOR + 3.50%), 3/16/26	EUR	8,650	9,430,167
Term Loan, 8.18%, (SOFR + 3.25%), 3/15/26		11,537	11,464,990
Term Loan, 8.93%, (SOFR + 4.00%), 12/31/27		731	726,759
Maverick Bidco, Inc., Term Loan, 9.057%, (3 mo. USD LIBOR + 3.75%), 5/18/28		11,014	10,619,579
McAfee, LLC, Term Loan, 8.653%, (SOFR + 3.75%), 3/1/29		19,853	18,782,052
MH Sub I, LLC, Term Loan, 8.775%, (1 mo. USD LIBOR + 3.75%), 9/13/24		4,327	4,319,124
N-Able International Holdings II, LLC, Term Loan, 7.953%, (3 mo. USD LIBOR + 3.00%), 7/19/28		1,270	1,260,954
NortonLifeLock, Inc., Term Loan, 7.082%, (SOFR + 2.00%), 9/12/29		1,578	1,563,725
Open Text Corporation, Term Loan, 8.582%, (SOFR + 3.50%), 1/31/30		25,187	25,202,617
Panther Commercial Holdings, L.P., Term Loan, 9.275%, (1 mo. USD LIBOR + 4.25%), 1/7/28		20,948	20,385,408
Polaris Newco, LLC:
Term Loan, 7.242%, (3 mo. EURIBOR + 4.00%), 6/2/28	EUR	8,520	8,302,926
Term Loan, 9.159%, (3 mo. USD LIBOR + 4.00%), 6/2/28		2,957	2,746,625
Proofpoint, Inc., Term Loan, 8.275%, (1 mo. USD LIBOR + 3.25%), 8/31/28		7,951	7,795,723
Quest Software US Holdings, Inc., Term Loan, 9.445%, (SOFR + 4.25%), 2/1/29		16,294	14,030,355
RealPage, Inc., Term Loan, 8.025%, (1 mo. USD LIBOR + 3.00%), 4/24/28		10,773	10,481,975
Red Planet Borrower, LLC, Term Loan, 8.322%, (SOFR + 3.75%), 10/2/28		15,268	10,572,829
Redstone Holdco 2 L.P., Term Loan, 10.005%, (3 mo. USD LIBOR + 4.75%), 4/27/28		18,832	16,042,602
Sabre GLBL, Inc.:
Term Loan, 8.525%, (1 mo. USD LIBOR + 3.50%), 12/17/27		5,998	4,718,654
Term Loan, 8.525%, (1 mo. USD LIBOR + 3.50%), 12/17/27		3,763	2,939,766

37
See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Software (continued)
Skillsoft Corporation, Term Loan, 10.197%, (SOFR + 5.25%), 7/14/28		10,422	$ 8,941,978
SolarWinds Holdings, Inc., Term Loan, 8.982%, (SOFR + 4.00%), 2/5/27		17,275	17,286,989
Sophia, L.P., Term Loan, 8.659%, (3 mo. USD LIBOR + 3.50%), 10/7/27		23,309	23,047,013
SurveyMonkey, Inc., Term Loan, 8.847%, (SOFR + 3.75%), 10/10/25		11,375	11,346,963
Turing Midco, LLC, Term Loan, 7.525%, (1 mo. USD LIBOR + 2.50%), 3/24/28		472	471,766
Ultimate Software Group, Inc. (The), Term Loan, 8.271%, (SOFR + 3.25%), 5/4/26		45,801	44,695,165
Veritas US, Inc., Term Loan, 10.025%, (1 mo. USD LIBOR + 5.00%), 9/1/25		7,639	5,893,545
Vision Solutions, Inc., Term Loan, 9.255%, (3 mo. USD LIBOR + 4.00%), 4/24/28		28,476	25,394,727
VS Buyer, LLC, Term Loan, 7.903%, (SOFR + 3.00%), 2/28/27		13,860	13,704,509
			$ 772,823,266
Specialty Retail — 2.0%
Belron Finance US, LLC, Term Loan, 7.30%, (3 mo. USD LIBOR + 2.43%), 4/13/28		7,669	$ 7,667,542
Belron Luxembourg S.a.r.l., Term Loan, 5.045%, (3 mo. EURIBOR + 2.50%), 4/13/28	EUR	3,575	3,927,803
Boels Topholding B.V., Term Loan, 6.01%, (1 mo. EURIBOR + 3.25%), 2/6/27	EUR	7,750	8,450,770
David's Bridal, Inc.:
Term Loan, 12.273%, (3 mo. USD LIBOR + 7.00%), 12/31/24(5)(9)		4,866	0
Term Loan, 15.273%, (3 mo. USD LIBOR + 10.00%), 10.273% cash, 5.00% PIK, 6/23/23(5)(9)		4,014	0
Etraveli Holding AB, Term Loan, 7.015%, (3 mo. EURIBOR + 4.00%), 8/2/24	EUR	7,844	8,581,215
Great Outdoors Group, LLC, Term Loan, 8.775%, (1 mo. USD LIBOR + 3.75%), 3/6/28		29,960	29,769,719
Harbor Freight Tools USA, Inc., Term Loan, 7.775%, (1 mo. USD LIBOR + 2.75%), 10/19/27		17,879	17,409,721
Hoya Midco, LLC, Term Loan, 8.295%, (SOFR + 3.25%), 2/3/29		2,653	2,629,821
Les Schwab Tire Centers, Term Loan, 8.064%, (3 mo. USD LIBOR + 3.25%), 11/2/27		13,937	13,896,309
LIDS Holdings, Inc., Term Loan, 10.393%, (SOFR + 5.50%), 12/14/26		5,421	5,150,039
Borrower/Description	Principal Amount* (000's omitted)		Value
Specialty Retail (continued)
Mattress Firm, Inc., Term Loan, 9.39%, (3 mo. USD LIBOR + 4.25%), 9/25/28		15,951	$ 14,844,348
PetSmart, Inc., Term Loan, 8.832%, (SOFR + 3.75%), 2/11/28		12,289	12,226,152
			$ 124,553,439
Technology Hardware, Storage & Peripherals — 0.1%
NCR Corporation, Term Loan, 7.78%, (3 mo. USD LIBOR + 2.50%), 8/28/26		8,881	$ 8,782,855
			$ 8,782,855
Trading Companies & Distributors — 3.0%
American Builders & Contractors Supply Co., Inc., Term Loan, 7.082%, (SOFR + 2.00%), 1/15/27		13,552	$ 13,517,981
Avolon TLB Borrower 1 (US), LLC:
Term Loan, 6.703%, (1 mo. USD LIBOR + 1.75%), 1/15/25		26,082	25,988,015
Term Loan, 7.203%, (1 mo. USD LIBOR + 2.25%), 12/1/27		14,888	14,888,000
DXP Enterprises, Inc., Term Loan, 9.955%, (3 mo. USD LIBOR + 5.25%), 12/23/27		7,909	7,869,747
Electro Rent Corporation, Term Loan, 10.271%, (SOFR + 5.50%), 11/1/24		15,677	15,324,382
Park River Holdings, Inc., Term Loan, 8.522%, (6 mo. USD LIBOR + 3.25%), 12/28/27		10,802	10,102,667
Patagonia Bidco Limited, Term Loan, 8.678%, (SONIA + 5.25%), 11/1/28	GBP	20,400	22,849,606
PEARLS (Netherlands) Bidco B.V., Term Loan, 6.742%, (3 mo. EURIBOR + 3.50%), 2/26/29	EUR	6,000	6,449,423
Quimper AB, Term Loan, 5.977%, (3 mo. EURIBOR + 2.93%), 2/16/26	EUR	18,175	19,428,733
Spin Holdco, Inc., Term Loan, 8.986%, (3 mo. USD LIBOR + 4.00%), 3/4/28		43,729	36,498,249
SRS Distribution, Inc.:
Term Loan, 8.471%, (SOFR + 3.50%), 6/2/28		5,012	4,787,606
Term Loan, 8.525%, (1 mo. USD LIBOR + 3.50%), 6/2/28		4,278	4,092,908
			$ 181,797,317
Transportation Infrastructure — 0.0%(8)
Brown Group Holding, LLC, Term Loan, 8.778%, (SOFR + 3.75%), 7/2/29		1,070	$ 1,066,877
			$ 1,066,877

38
See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Wireless Telecommunication Services — 0.2%
Digicel International Finance Limited, Term Loan, 8.275%, (1 mo. USD LIBOR + 3.25%), 5/28/24	13,983	$ 12,707,130
		$ 12,707,130
Total Senior Floating-Rate Loans (identified cost $5,241,387,088)		$4,833,289,333

Warrants — 0.0%
Security	Shares	Value
Leisure Goods/Activities/Movies — 0.0%
Cineworld Group PLC, Exp. 11/23/25(6)(7)	1,791,400	$ 0
		$ 0
Retailers (Except Food and Drug) — 0.0%
David’s Bridal, LLC, Exp. 12/31/28(5)(6)(7)	51,888	$ 0
		$ 0
Total Warrants (identified cost $0)		$ 0

Short-Term Investments — 2.4%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.78%(14)	149,198,674	$ 149,198,674
Total Short-Term Investments (identified cost $149,198,674)		$ 149,198,674
Total Investments — 96.0% (identified cost $6,413,556,860)		$5,846,780,232
Less Unfunded Loan Commitments — (0.2)%		$ (9,362,296)
Net Investments — 95.8% (identified cost $6,404,194,564)		$5,837,417,936
Other Assets, Less Liabilities — 4.2%		$ 251,414,628
Net Assets — 100.0%		$6,088,832,564

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2023, the aggregate value of these securities is $784,199,362 or 12.9% of the Portfolio's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2023.
(3)	When-issued, variable rate security whose interest rate will be determined after April 30, 2023.
(4)	Affiliated company (see Note 7).
(5)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 8).
(6)	Non-income producing security.
(7)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.
(8)	Amount is less than 0.05%.
(9)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(10)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) or the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(11)	This Senior Loan will settle after April 30, 2023, at which time the interest rate will be determined.
(12)	The stated interest rate represents the weighted average interest rate at April 30, 2023 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.
(13)	Unfunded or partially unfunded loan commitments. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. At April 30, 2023, the total value of unfunded loan commitments is $8,021,271. See Note 1F for description.
(14)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of April 30, 2023.

39
See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	10,000,000	USD	10,994,787	Citibank, N.A.	5/3/23	$ 24,217	$ —
USD	305,530,801	EUR	280,766,698	Standard Chartered Bank	5/3/23	—	(3,846,149)
EUR	12,000,000	USD	12,877,468	Bank of America, N.A.	5/31/23	366,710	—
EUR	12,000,000	USD	12,718,040	HSBC Bank USA, N.A.	5/31/23	526,137	—
GBP	1,200,000	USD	1,422,597	State Street Bank and Trust Company	5/31/23	86,430	—
USD	4,866,736	EUR	4,500,000	Bank of America, N.A.	5/31/23	—	(99,830)
USD	59,427,780	EUR	56,023,363	Citibank, N.A.	5/31/23	—	(2,404,166)
USD	59,431,309	EUR	56,023,363	State Street Bank and Trust Company	5/31/23	—	(2,400,636)
USD	59,429,219	EUR	56,023,363	State Street Bank and Trust Company	5/31/23	—	(2,402,726)
USD	59,427,354	EUR	56,023,363	State Street Bank and Trust Company	5/31/23	—	(2,404,592)
USD	59,413,858	EUR	56,023,364	State Street Bank and Trust Company	5/31/23	—	(2,418,088)
USD	84,616	GBP	70,642	Bank of America, N.A.	5/31/23	—	(4,219)
USD	46,716,193	GBP	39,012,920	State Street Bank and Trust Company	5/31/23	—	(2,343,432)
USD	299,434,924	EUR	270,766,698	Standard Chartered Bank	6/2/23	561,284	—
EUR	13,000,000	USD	13,797,317	Bank of America, N.A.	6/30/23	574,728	—
EUR	17,000,000	USD	18,738,021	Standard Chartered Bank	6/30/23	56,193	—
EUR	23,000,000	USD	25,462,596	Standard Chartered Bank	6/30/23	—	(35,131)
USD	23,758,418	EUR	21,555,690	Bank of America, N.A.	6/30/23	—	(72,301)
USD	18,821,927	EUR	17,277,685	Bank of America, N.A.	6/30/23	—	(279,279)
USD	45,732,456	EUR	42,000,000	Goldman Sachs International	6/30/23	—	(700,307)
USD	45,747,282	EUR	42,000,000	Standard Chartered Bank	6/30/23	—	(685,481)
USD	45,745,526	EUR	42,000,000	Standard Chartered Bank	6/30/23	—	(687,236)
USD	45,738,588	EUR	42,000,000	Standard Chartered Bank	6/30/23	—	(694,175)
USD	45,735,833	EUR	42,000,000	Standard Chartered Bank	6/30/23	—	(696,930)
						$2,195,699	$(22,174,678)
Abbreviations:
DIP	– Debtor In Possession
EURIBOR	– Euro Interbank Offered Rate
LIBOR	– London Interbank Offered Rate
OTC	– Over-the-counter
PIK	– Payment In Kind
REITs	– Real Estate Investment Trusts
SOFR	– Secured Overnight Financing Rate
SONIA	– Sterling Overnight Interbank Average
Currency Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
USD	– United States Dollar
40
See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2023
Statement of Assets and Liabilities (Unaudited)

April 30, 2023
Assets
Unaffiliated investments, at value (identified cost $6,252,650,482)	$ 5,676,667,241
Affiliated investments, at value (identified cost $151,544,082)	160,750,695
Cash	37,896,723
Deposits for derivatives collateral — forward foreign currency exchange contracts	22,210,000
Foreign currency, at value (identified cost $19,394,797)	19,379,161
Interest receivable	42,049,866
Dividends receivable from affiliated investments	362,496
Receivable for investments sold	188,196,596
Receivable for open forward foreign currency exchange contracts	2,195,699
Prepaid upfront fees on notes payable	982,710
Other receivables	2,084,589
Prepaid expenses	112,458
Other assets	2,677,658
Total assets	$6,155,565,892
Liabilities
Payable for investments purchased	$ 36,445,705
Payable for when-issued securities	3,465,000
Payable for open forward foreign currency exchange contracts	22,174,678
Payable to affiliates:
Investment adviser fee	2,578,050
Trustees' fees	9,222
Accrued expenses	2,060,673
Total liabilities	$ 66,733,328
Net Assets applicable to investors' interest in Portfolio	$6,088,832,564
41
See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2023
Statement of Operations (Unaudited)

Six Months Ended
April 30, 2023
Investment Income
Dividend income	$ 1,895,676
Dividend income from affiliated investments	2,533,621
Interest and other income	297,813,191
Total investment income	$ 302,242,488
Expenses
Investment adviser fee	$ 17,850,462
Trustees’ fees and expenses	54,431
Custodian fee	679,913
Legal and accounting services	523,250
Interest expense and fees	1,339,752
Miscellaneous	184,371
Total expenses	$ 20,632,179
Deduct:
Waiver and/or reimbursement of expenses by affiliate	$ 100,048
Total expense reductions	$ 100,048
Net expenses	$ 20,532,131
Net investment income	$ 281,710,357
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$ (110,035,829)
Foreign currency transactions	3,464,692
Forward foreign currency exchange contracts	(66,645,266)
Net realized loss	$(173,216,403)
Change in unrealized appreciation (depreciation):
Investments	$ 320,987,920
Investments - affiliated investments	2,866,857
Foreign currency	1,011,657
Forward foreign currency exchange contracts	(16,964,174)
Net change in unrealized appreciation (depreciation)	$ 307,902,260
Net realized and unrealized gain	$ 134,685,857
Net increase in net assets from operations	$ 416,396,214
42
See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2023
Statements of Changes in Net Assets

	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 281,710,357	$ 418,622,273
Net realized gain (loss)	(173,216,403)	59,718,560
Net change in unrealized appreciation (depreciation)	307,902,260	(831,891,859)
Net increase (decrease) in net assets from operations	$ 416,396,214	$ (353,551,026)
Capital transactions:
Contributions	$ 101,543,748	$ 2,094,290,768
Withdrawals	(2,530,237,916)	(2,626,390,995)
Net decrease in net assets from capital transactions	$(2,428,694,168)	$ (532,100,227)
Net decrease in net assets	$(2,012,297,954)	$ (885,651,253)
Net Assets
At beginning of period	$ 8,101,130,518	$ 8,986,781,771
At end of period	$ 6,088,832,564	$ 8,101,130,518
43
See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
April 30, 2023
Financial Highlights

	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31,
Ratios/Supplemental Data		2022	2021	2020	2019	2018
Ratios (as a percentage of average daily net assets):
Expenses	0.57% (1)(2)	0.54% (1)	0.56%	0.59%	0.55%	0.54%
Net investment income	7.86% (2)	4.39%	3.51%	4.17%	5.09%	4.38%
Portfolio Turnover	5% (3)	27%	26%	28%	16%	30%
Total Return	5.92% (3)	(3.32)%	7.80%	1.18%	1.64%	5.05%
Net assets, end of period (000’s omitted)	$6,088,833	$8,101,131	$8,986,782	$5,649,501	$7,966,641	$11,502,389
(1)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Portfolio's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2023 and the year ended October 31, 2022).
(2)	Annualized.
(3)	Not annualized.
44

Eaton Vance
Floating Rate Portfolio
April 30, 2023
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Floating Rate Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to provide a high level of current income. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2023, Eaton Vance Floating-Rate Fund and Eaton Vance Floating-Rate & High Income Fund held an interest of 85.1% and 14.9%, respectively, in the Portfolio.
The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Senior Loans, for which a valuation is not available or deemed unreliable, are fair valued by the investment adviser utilizing one or more of the valuation techniques described below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.
Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Portfolio’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
45

Eaton Vance
Floating Rate Portfolio
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.
D  Federal Taxes—The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.
As of April 30, 2023, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
F  Unfunded Loan Commitments—The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower's discretion. These commitments are disclosed in the accompanying Portfolio of Investments. At April 30, 2023, the Portfolio had sufficient cash and/or securities to cover these commitments.
G  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
H  Indemnifications—Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.
I  Forward Foreign Currency Exchange Contracts—The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.
J  When-Issued Securities and Delayed Delivery Transactions—The Portfolio may purchase securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Portfolio maintains cash and/or security positions for these commitments such that delivery or when-issued basis sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract.
K  Interim Financial Statements—The interim financial statements relating to April 30, 2023 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
46

Eaton Vance
Floating Rate Portfolio
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

2  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Portfolio. The investment adviser fee is computed at an annual rate as a percentage of the Portfolio’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $1 billion	0.5750%
$1 billion but less than $2 billion	0.5250%
$2 billion but less than $5 billion	0.4900%
$5 billion but less than $10 billion	0.4600%
$10 billion but less than $15 billion	0.4350%
$15 billion but less than $20 billion	0.4150%
$20 billion but less than $25 billion	0.4000%
$25 billion and over	0.3900%
For the six months ended April 30, 2023, the Portfolio’s investment adviser fee amounted to $17,850,462 or 0.50% (annualized) of the Portfolio's average daily net assets. The Portfolio may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the "Liquidity Fund"), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Portfolio is reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Fund. For the six months ended April 30, 2023, the investment adviser fee paid was reduced by $100,048 relating to the Portfolio's investment in the Liquidity Fund.
Trustees and officers of the Portfolio who are members of BMR’s organization receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2023, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organization.
3  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and principal repayments on Senior Loans, aggregated $373,000,434 and $2,648,580,168, respectively, for the six months ended April 30, 2023.
4  Federal Income Tax Basis of Investments
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Portfolio at April 30, 2023, as determined on a federal income tax basis, were as follows:
Aggregate cost	$6,405,651,451
Gross unrealized appreciation	$ 35,567,761
Gross unrealized depreciation	(623,780,255)
Net unrealized depreciation	$ (588,212,494)
5  Financial Instruments
The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2023 is included in the Portfolio of Investments. At April 30, 2023, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.
47

Eaton Vance
Floating Rate Portfolio
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.
The Portfolio enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio's net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2023, the fair value of derivatives with credit related contingent features in a net liability position was $22,174,678. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $22,210,000 at April 30, 2023.
The over-the-counter (OTC) derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.
The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments.
The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at April 30, 2023 was as follows:
Fair Value
Derivative	Asset Derivative	Liability Derivative
Forward foreign currency exchange contracts	$2,195,699 (1)	$(22,174,678) (2)
(1)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts.
(2)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts.
48

Eaton Vance
Floating Rate Portfolio
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

The Portfolio's derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio's derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for such assets and pledged by the Portfolio for such liabilities as of April 30, 2023.
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)
Bank of America, N.A.	$ 941,438	$ (455,629)	$ (485,809)	$ —	$ —
Citibank, N.A.	24,217	(24,217)	—	—	—
HSBC Bank USA, N.A.	526,137	—	(526,137)	—	—
Standard Chartered Bank	617,477	(617,477)	—	—	—
State Street Bank and Trust Company	86,430	(86,430)	—	—	—
	$2,195,699	$(1,183,753)	$(1,011,946)	$ —	$ —

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)
Bank of America, N.A.	$ (455,629)	$ 455,629	$ —	$ —	$ —
Citibank, N.A.	(2,404,166)	24,217	—	2,379,949	—
Goldman Sachs International	(700,307)	—	—	700,307	—
Standard Chartered Bank	(6,645,102)	617,477	—	6,027,625	—
State Street Bank and Trust Company	(11,969,474)	86,430	—	11,883,044	—
	$(22,174,678)	$1,183,753	$ —	$20,990,925	$ —
(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount due from the counterparty in the event of default.
(c)	Net amount represents the net amount payable to the counterparty in the event of default.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is foreign exchange risk for the six months ended April 30, 2023 was as follows:
Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)
Forward foreign currency exchange contracts	$(66,645,266)	$(16,964,174)
(1)	Statement of Operations location: Net realized gain (loss): Forward foreign currency exchange contracts.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation): Forward foreign currency exchange contracts.
The average notional amount of forward foreign currency exchange contracts (based on the absolute value of notional amounts of currency purchased and currency sold) outstanding during the six months ended April 30, 2023, which is indicative of the volume of this derivative type, was approximately $1,272,537,000.
49

Eaton Vance
Floating Rate Portfolio
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

6  Credit Facility
The Portfolio participates with another portfolio and fund managed by BMR and its affiliates in a $600 million ($700 million prior to March 6, 2023) unsecured credit facility agreement (Agreement) with a group of banks, which is in effect through March 4, 2024. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. At the Portfolio’s option, any loan under the Credit Facility that is made to it will bear interest at a rate equal to (i) the Benchmark Rate (defined below) plus a margin or, (ii) the Base Rate, or (iii) the Overnight Rate plus a margin. Base Rate is the highest of (a) administrative agent’s prime rate, (b) 50 basis points above the Federal Funds rate, (c) the Benchmark Rate plus a margin and (d) 1.00%, in each case as in effect from time to time. The “Overnight Rate” is the greatest of the Benchmark Rate, the Federal Funds rate and 0.00%. “Benchmark Rate” means Term SOFR (defined as the forward-looking Secured Overnight Financing Rate term rate published two U.S. government securities business days prior to the commencement of the applicable interest period plus the Term SOFR Adjustment) for an interest period of one-month’s duration. To the extent that, at any time, the Benchmark Rate is less than 0.00%, the Benchmark Rate shall be deemed to be 0.00% for purposes of the Credit Facility. “Term SOFR Adjustment” means 0.10%. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of each lender’s commitment amount is allocated among the participating portfolios and fund at the end of each quarter. Also included in interest expense and fees on the Statement of Operations is approximately $582,000 of amortization of upfront fees paid by the Portfolio in connection with the annual renewal of the Agreement. The unamortized balance of upfront fees at April 30, 2023 is $982,710 and is included in prepaid upfront fees on notes payable in the Statement of Assets and Liabilities. Because the credit facility is not available exclusively to the Portfolio and the maximum amount is capped, it may be unable to borrow some or all of a requested amount at any particular time. The Portfolio did not have any significant borrowings during the six months ended April 30, 2023.
7  Affiliated Investments
An affiliated company is a company in which a fund has a direct or indirect ownership of, control of, or voting power of 5 percent or more of the outstanding voting shares, or a company that is under common ownership or control with a fund. At April 30, 2023, the value of the Portfolio's investment in affiliated companies and in funds that may be deemed to be affiliated was $160,750,695, which represents 2.6% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the six months ended April 30, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Common Stocks*
IAP Global Services, LLC(1)(2)(3)	$ 8,685,164	$ —	$ —	$ —	$ 2,866,857	$ 11,552,021	$ —	2,577
Short-Term Investments
Liquidity Fund	156,771,808	1,337,378,073	(1,344,951,207)	—	—	149,198,674	2,533,621	149,198,674
Total				$ —	$2,866,857	$160,750,695	$2,533,621
*	The related industry is the same as the presentation in the Portfolio of Investments.
(1)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 8).
(2)	Non-income producing security.
(3)	A portion of the shares were acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.
8  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
50

Eaton Vance
Floating Rate Portfolio
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

At April 30, 2023, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Asset-Backed Securities	$ —	$ 281,462,489	$ —	$ 281,462,489
Common Stocks	6,670,607	8,632,064	16,757,122	32,059,793
Corporate Bonds	—	523,341,783	—	523,341,783
Exchange-Traded Funds	17,687,520	—	—	17,687,520
Preferred Stocks	—	9,740,640	0	9,740,640
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	4,793,149,436	30,777,601	4,823,927,037
Warrants	—	0	0	0
Short-Term Investments	149,198,674	—	—	149,198,674
Total Investments	$ 173,556,801	$ 5,616,326,412	$ 47,534,723	$ 5,837,417,936
Forward Foreign Currency Exchange Contracts	$ —	$ 2,195,699	$ —	$ 2,195,699
Total	$ 173,556,801	$ 5,618,522,111	$ 47,534,723	$ 5,839,613,635
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$ (22,174,678)	$ —	$ (22,174,678)
Total	$ —	$ (22,174,678)	$ —	$ (22,174,678)
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended April 30, 2023 is not presented.
9  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
Credit Risk
The Portfolio invests primarily in below investment grade floating-rate loans, which are considered speculative because of the credit risk of their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan’s value.
LIBOR Transition Risk
Certain instruments held by the Portfolio may pay an interest rate based on the London Interbank Offered Rate (“LIBOR”), which is the average offered rate for various maturities of short-term loans between certain major international banks. LIBOR is used throughout global banking and financial industries to determine interest rates for a variety of financial instruments (such as debt instruments and derivatives) and borrowing arrangements. The ICE Benchmark Administration Limited, the administrator of LIBOR, ceased publishing certain LIBOR settings on December 31, 2021, and is expected to cease publishing the remaining LIBOR settings on June 30, 2023. Although the transition process away from LIBOR has become increasingly well-defined, the impact on certain debt securities, derivatives and other financial instruments that utilize LIBOR remains uncertain. The phase-out of LIBOR may result in, among other things, increased volatility or illiquidity in markets for instruments based on LIBOR and changes in the value of such instruments.
51

Eaton Vance
Floating Rate Portfolio
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks of disease, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and industries, and could continue to affect the market in significant and unforeseen ways. Other epidemics and pandemics that may arise in the future may have similar effects. Any such impact could adversely affect the Portfolio's performance, or the performance of the securities in which the Portfolio invests.
52

Eaton Vance
Floating-Rate & High Income Fund
April 30, 2023
Officers and Trustees

Officers of Eaton Vance Floating-Rate & High Income Fund
Eric A. Stein President	Nicholas S. Di Lorenzo Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Richard F. Froio Chief Compliance Officer
James F. Kirchner Treasurer
Officers of Eaton Vance Floating Rate Portfolio
Eric A. Stein President	Nicholas S. Di Lorenzo Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Richard F. Froio Chief Compliance Officer
James F. Kirchner Treasurer
Trustees of Eaton Vance Floating-Rate & High Income Fund and Eaton Vance Floating Rate Portfolio
George J. Gorman Chairperson
Alan C. Bowser
Thomas E. Faust Jr.*
Mark R. Fetting
Cynthia E. Frost
Valerie A. Mosley
Anchal Pachnanda*(1)
Keith Quinton
Marcus L. Smith
Susan J. Sutherland
Scott E. Wennerholm
Nancy A. Wiser

*	Interested Trustee
(1)	Ms. Pachnanda began serving as Trustee effective April 1, 2023.
53

Eaton Vance Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
54

Eaton Vance Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
55

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.
56

Investment Adviser of Eaton Vance Floating Rate Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110
Investment Adviser and Administrator of Eaton Vance
Floating-Rate & High Income Fund
Eaton Vance Management
Two International Place
Boston, MA 02110
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 534439
Pittsburgh, PA 15253-4439
(800) 262-1122
Fund Offices
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7716    4.30.23

Eaton Vance
Government Opportunities Fund
Semiannual Report
April 30, 2023

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund's adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2023
Eaton Vance
Government Opportunities Fund

Eaton Vance
Government Opportunities Fund
April 30, 2023
Performance

Portfolio Manager(s) Andrew Szczurowski, CFA and Alexander Payne, CFA
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	08/24/1984	08/24/1984	1.52%	(3.15)%	0.28%	0.45%
Class A with 3.25% Maximum Sales Charge	—	—	(1.87)	(6.35)	(0.39)	0.13
Class C at NAV	11/01/1993	08/24/1984	1.14	(3.88)	(0.47)	(0.15)
Class C with 1% Maximum Deferred Sales Charge	—	—	0.15	(4.81)	(0.47)	(0.15)
Class I at NAV	04/03/2009	08/24/1984	1.65	(2.91)	0.56	0.71
Class R at NAV	08/12/2005	08/24/1984	1.39	(3.42)	0.05	0.21

ICE BofA 1-3 Year U.S. Treasury Index	—	—	2.67%	0.93%	1.19%	0.83%
% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I	Class R
Gross	1.10%	1.85%	0.85%	1.35%
Net	1.05	1.80	0.80	1.30
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
2

Eaton Vance
Government Opportunities Fund
April 30, 2023
Fund Profile

Asset Allocation (% of total investments)[1]
Footnotes:
[1]	Other represents any investment type less than 1% of total investments.
3

Eaton Vance
Government Opportunities Fund
April 30, 2023
Endnotes and Additional Disclosures

[1]	ICE BofA 1-3 Year U.S. Treasury Index is an unmanaged index of short-term U.S. Treasury securities. ICE® BofA® indices are not for redistribution or other uses; provided “as is”, without warranties, and with no liability. Eaton Vance has prepared this report and ICE Data Indices, LLC does not endorse it, or guarantee, review, or endorse Eaton Vance’s products. BofA® is a licensed registered trademark of Bank of America Corporation in the United States and other countries. Bloomberg U.S. Intermediate Government Bond Index is an unmanaged index of U.S. government bonds with maturities from one year up to (but not including) 10 years. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years. Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase.
[3]	Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 2/29/24. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
Fund profile subject to change due to active management.
4

Eaton Vance
Government Opportunities Fund
April 30, 2023
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2022 to April 30, 2023).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (11/1/22)	Ending Account Value (4/30/23)	Expenses Paid During Period* (11/1/22 – 4/30/23)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,015.20	$ 6.60**	1.32%
Class C	$1,000.00	$1,011.40	$10.32**	2.07%
Class I	$1,000.00	$1,016.50	$ 5.35**	1.07%
Class R	$1,000.00	$1,013.90	$ 7.84**	1.57%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.25	$ 6.61**	1.32%
Class C	$1,000.00	$1,014.53	$10.34**	2.07%
Class I	$1,000.00	$1,019.49	$ 5.36**	1.07%
Class R	$1,000.00	$1,017.01	$ 7.85**	1.57%
*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2022.
**	Absent an allocation of certain expenses to an affiliate, expenses would be higher.
5

Eaton Vance
Government Opportunities Fund
April 30, 2023
Portfolio of Investments (Unaudited)

Asset-Backed Securities — 2.4%
Security	Principal Amount (000's omitted)	Value
ACHV ABS Trust, Series 2023-1PL, Class B, 6.80%, 3/18/30(1)	$1,000	$ 998,303
KKR SFR Warehouse Participation, 8.55%, (30-day average SOFR + 3.50%), 12/13/23(2)	3,024	3,002,203
NewRez Warehouse Securitization Trust, Series 2021-1, Class E, 8.27%, (1 mo. USD LIBOR + 3.25%), 5/25/55(1)(2)	3,813	3,761,830
NRZ Excess Spread-Collateralized Notes:
Series 2021-FNT1, Class A, 2.981%, 3/25/26(1)	297	269,620
Series 2021-GNT1, Class A, 3.474%, 11/25/26(1)	2,834	2,564,742
Total Asset-Backed Securities (identified cost $10,969,422)		$ 10,596,698

Collateralized Mortgage Obligations — 37.3%
Security	Principal Amount (000's omitted)	Value
Angel Oak Mortgage Trust I, LLC, Series 2019-1, Class B1, 5.40%, 11/25/48(1)(3)	$1,000	$ 982,121
Brean Asset-Backed Securities Trust, Series 2023-RM6, Class A1, 5.25% to 1/25/28, 1/25/63(1)(4)	3,944	3,750,686
Cascade MH Asset Trust, Series 2022-MH1, Class A, 4.25% to 7/25/27, 8/25/54(1)(4)	967	867,168
CFMT, LLC, Series 2023-HB11, Class M2, 4.00%, 2/25/37(1)(3)	2,000	1,749,419
CHNGE Mortgage Trust, Series 2022-4, Class A1, 6.00% to 9/25/24, 10/25/57(1)(4)	3,686	3,657,954
Deephaven Residential Mortgage Trust:
Series 2020-2, Class B2, 5.822%, 5/25/65(1)(3)	500	485,117
Series 2020-2, Class M1, 4.112%, 5/25/65(1)(3)	1,000	949,847
Ellington Financial Mortgage Trust, Series 2022-4, Class A3, 5.90% to 12/25/25, 9/25/67(1)(4)	671	660,853
FARM Mortgage Trust, Series 2023-1, Class B, 3.031%, 3/25/52(1)(3)	1,977	1,237,469
Federal Home Loan Mortgage Corp.:
Series 30, Class I, 7.50%, 4/25/24	1	1,264
Series 1822, Class Z, 6.90%, 3/15/26	58	59,084
Series 1829, Class ZB, 6.50%, 3/15/26	4	4,245
Series 1896, Class Z, 6.00%, 9/15/26	16	16,556
Series 2075, Class PH, 6.50%, 8/15/28	21	21,951
Series 2091, Class ZC, 6.00%, 11/15/28	66	67,046
Series 2105, Class Z, 6.00%, 12/15/28	16	16,436
Series 2115, Class K, 6.00%, 1/15/29	128	129,934
Series 2142, Class Z, 6.50%, 4/15/29	40	40,386
Series 4107, Class SA, 0.075%, (2.57% - 1 mo. USD LIBOR x 0.57), 9/15/42(5)	419	315,380
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.: (continued)
Series 4107, Class SB, 0.075%, (2.57% - 1 mo. USD LIBOR x 0.57), 9/15/42(5)	$208	$ 156,784
Series 4107, Class SC, 0.075%, (2.57% - 1 mo. USD LIBOR x 0.57), 9/15/42(5)	500	375,968
Series 4107, Class SD, 0.075%, (2.57% - 1 mo. USD LIBOR x 0.57), 9/15/42(5)	373	217,999
Series 4204, Class AF, 5.00%, (1 mo. USD LIBOR + 1.00%), 5/15/43(2)	540	489,187
Series 4212, Class NS, 0.049%, (5.40% - 1 mo. USD LIBOR x 1.20), 6/15/43(5)	287	295,441
Series 4259, Class UE, 2.50%, 5/15/43	280	268,827
Series 4623, Class SK, 0.109%, (3.57% - 1 mo. USD LIBOR x 0.71), 10/15/46(5)	259	175,366
Series 4938, Class KZ, 2.50%, 12/25/49	642	426,442
Series 5009, Class ZN, 3.50%, 7/25/50	849	772,644
Series 5021, Class CZ, 2.00%, 10/25/50	245	119,807
Series 5021, Class NZ, 2.00%, 10/25/50	816	444,595
Series 5028, Class AZ, 2.00%, 10/25/50	217	106,018
Series 5028, Class TZ, 2.00%, 10/25/50	1,074	624,910
Series 5028, Class ZT, 2.00%, 10/25/50	755	396,377
Series 5031, Class Z, 2.50%, 10/25/50	1	301
Series 5035, Class AZ, 2.00%, 11/25/50	1,095	587,834
Series 5035, Class ZK, 2.50%, 11/25/50	1,216	783,429
Series 5035, Class ZT, 2.00%, 10/25/50	765	402,231
Series 5039, Class ZJ, 2.00%, 11/25/50	99	48,481
Series 5040, Class TZ, 2.50%, 11/25/50	180	107,738
Series 5042, Class PZ, 2.00%, 11/25/50	2,053	1,052,427
Series 5058, Class ZH, 3.00%, 5/25/50	153	101,837
Series 5071, Class CS, 0.27%, (3.30% - 30-day average SOFR), 2/25/51(5)	1,266	825,217
Series 5072, Class ZU, 2.50%, 2/25/51	335	200,203
Series 5083, Class ZW, 2.50%, 3/25/51	491	291,122
Series 5090, Class PZ, 2.50%, 3/25/51	239	137,186
Series 5093, Class Z, 3.00%, 1/25/51	0 (6)	43
Series 5101, Class EZ, 2.00%, 3/25/51	542	321,514
Series 5104, Class WZ, 3.00%, 4/25/51	127	90,654
Series 5114, Class ZH, 3.00%, 5/25/51	56	41,939
Series 5123, Class JZ, 2.00%, 7/25/51	109	64,601
Series 5129, Class HZ, 1.25%, 4/25/50	166	126,206
Series 5129, Class TZ, 2.50%, 8/25/51	441	248,170
Series 5131, Class QZ, 3.00%, 7/25/51	269	185,103
Series 5132, Class LZ, 2.50%, 8/25/51	990	607,068
Series 5135, Class MZ, 2.50%, 8/25/51	1,918	1,224,495
Series 5136, Class ZJ, 2.50%, 8/25/51	2,056	1,289,994
Series 5139, Class DZ, 2.50%, 9/25/51	1,351	846,745
Series 5141, Class ZJ, 2.50%, 9/25/51	1,770	1,110,675
Series 5144, Class Z, 2.50%, 9/25/51	4,112	2,660,788
Series 5148, Class AZ, 2.50%, 10/25/51	3,070	1,994,153

6
See Notes to Financial Statements.

Eaton Vance
Government Opportunities Fund
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.: (continued)
Series 5150, Class ZJ, 2.50%, 10/25/51	$1,681	$ 1,086,217
Series 5150, Class ZN, 2.50%, 10/25/51	185	111,614
Series 5159, Class ZP, 3.00%, 11/25/51	424	296,435
Series 5159, Class ZT, 3.00%, 11/25/51	774	555,842
Series 5163, Class Z, 3.00%, 11/25/51	532	360,206
Series 5166, Class ZN, 3.00%, 9/25/50	966	668,608
Series 5168, Class MZ, 3.00%, 10/25/51	1,011	716,464
Series 5300, Class EY, 6.00%, 12/25/52	2,000	2,075,076
Interest Only:(7)
Series 362, Class C12, 4.00%, 12/15/47	2,220	440,729
Series 4749, Class IL, 4.00%, 12/15/47	807	154,034
Series 4756, Class KI, 4.00%, 1/15/48	886	165,043
Series 4768, Class IO, 4.00%, 3/15/48	633	120,589
Series 4772, Class PI, 4.00%, 1/15/48	939	178,777
Series 4791, Class JI, 4.00%, 5/15/48	1,288	257,209
Series 4966, Class SY, 1.03%, (6.05% - 1 mo. USD LIBOR), 4/25/50(5)	2,249	306,150
Series 5008, Class IE, 2.00%, 9/25/50	8,706	1,062,013
Series 5010, Class I, 2.00%, 9/25/50	3,467	425,216
Series 5010, Class IN, 2.00%, 9/25/50	3,827	470,115
Series 5010, Class NI, 2.00%, 9/25/50	2,855	356,030
Series 5016, Class UI, 2.00%, 9/25/50	2,820	343,972
Series 5017, Class DI, 2.00%, 9/25/50	4,934	601,951
Series 5022, Class AI, 2.00%, 10/25/50	3,712	457,655
Series 5024, Class CI, 2.00%, 10/25/50	8,475	1,047,527
Series 5025, Class GI, 2.00%, 10/25/50	1,184	145,810
Series 5028, Class TI, 2.00%, 10/25/50	1,538	151,518
Series 5038, Class DI, 2.00%, 11/25/50	7,709	950,806
Series 5051, Class S, 0.00%, (3.60% - 30-day average SOFR, Floor 0.00%), 12/25/50(5)	4,434	207,728
Series 5070, Class CI, 2.00%, 2/25/51	8,323	1,103,527
Principal Only:(8)
Series 246, Class PO, 0.00%, 5/15/37	1,336	1,087,817
Series 3435, Class PO, 0.00%, 4/15/38	1,247	1,005,481
Series 4239, Class OU, 0.00%, 7/15/43	319	179,682
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes, Series 2019-HQA3, Class B2, 12.52%, (1 mo. USD LIBOR + 7.50%), 9/25/49(1)(2)	1,000	1,031,746
Federal National Mortgage Association:
Series 1993-149, Class M, 7.00%, 8/25/23	2	1,556
Series 1993-178, Class PK, 6.50%, 9/25/23	4	3,755
Series 1994-40, Class Z, 6.50%, 3/25/24	13	12,940
Series 1994-42, Class K, 6.50%, 4/25/24	51	50,673
Series 1994-82, Class Z, 8.00%, 5/25/24	18	18,173
Series 2000-49, Class A, 8.00%, 3/18/27	46	47,098
Series 2001-81, Class HE, 6.50%, 1/25/32	188	197,420
Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association: (continued)
Series 2002-1, Class G, 7.00%, 7/25/23	$1	$ 895
Series 2012-133, Class WS, 0.151%, (3.79% - 1 mo. USD LIBOR x 0.83), 12/25/42(5)	305	280,602
Series 2012-134, Class ZT, 2.00%, 12/25/42	1,329	1,112,737
Series 2013-6, Class TY, 1.50%, 2/25/43	795	606,566
Series 2013-58, Class SC, 0.622%, (6.00% - 1 mo. USD LIBOR x 1.50), 6/25/43(5)	323	277,870
Series 2020-45, Class MA, 0.00%, (3.20% - 1 mo. USD LIBOR x 0.80, Floor 0.00%), 6/25/43(5)	199	171,464
Series 2020-63, Class ZN, 3.00%, 9/25/50	93	61,565
Series 2021-3, Class ZH, 2.50%, 2/25/51	187	108,090
Series 2021-14, Class GZ, 2.50%, 3/25/51	131	73,387
Series 2021-42, Class ZD, 3.00%, 11/25/50	685	484,692
Series 2021-52, Class JZ, 2.50%, 8/25/51	1,610	1,028,072
Series 2021-56, Class HZ, 2.50%, 9/25/51	2,692	1,773,375
Series 2021-56, Class LZ, 2.50%, 9/25/51	3,105	2,074,505
Series 2021-66, Class JZ, 2.50%, 10/25/51	1,359	867,775
Series 2021-77, Class WZ, 3.00%, 8/25/50	38	25,010
Series 2021-77, Class Z, 3.00%, 5/25/51	413	281,781
Series 2021-79, Class Z, 3.00%, 11/25/51	725	516,026
Series 2021-95, Class ZC, 3.00%, 8/25/51	525	372,117
Series 2023-12, Class LW, 6.00%, 4/25/53	2,000	2,077,081
Series 2023-13, Class LY, 6.00%, 4/25/53	2,000	2,101,843
Series 2023-14, Class EL, 6.00%, 4/25/53	7,000	7,291,717
Interest Only:(7)
Series 2017-66, Class TI, 0.05%, (6.05% - 1 mo. USD LIBOR x 1.00), 10/25/42(5)	12,774	40,469
Series 2018-21, Class IO, 3.00%, 4/25/48	2,520	453,610
Series 2019-1, Class SA, 0.38%, (5.40% - 1 mo. USD LIBOR), 2/25/49(5)	1,392	70,387
Series 2020-23, Class SP, 1.03%, (6.05% - 1 mo. USD LIBOR), 2/25/50(5)	2,228	304,164
Series 2020-45, Class HI, 2.50%, 7/25/50	3,459	502,618
Series 2020-45, Class IJ, 2.50%, 7/25/50	5,458	765,033
Series 2020-72, Class DI, 2.00%, 10/25/50	3,718	451,991
Series 2020-72, Class IA, 2.00%, 10/25/50	2,800	343,743
Series 2020-73, Class NI, 2.00%, 10/25/50	4,484	553,776
Series 2021-3, Class KI, 2.50%, 2/25/51	7,126	1,011,448
Series 2021-3, Class LI, 2.50%, 2/25/51	7,084	1,009,177
Series 2021-4, Class AI, 2.00%, 12/25/49	9,613	1,151,005
Series 2021-10, Class EI, 2.00%, 3/25/51	3,847	518,908
Principal Only:(8)
Series 379, Class 1, 0.00%, 5/25/37	842	674,503
Series 2014-9, Class DO, 0.00%, 2/25/43	473	355,448
Series 2014-17, Class PO, 0.00%, 4/25/44	1,164	856,018
Federal National Mortgage Association Connecticut Avenue Securities, Series 2019-R04, Class 2B1, 10.27%, (1 mo. USD LIBOR + 5.25%), 6/25/39(1)(2)	2,891	3,015,495

7
See Notes to Financial Statements.

Eaton Vance
Government Opportunities Fund
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Finance of America HECM Buyout, Series 2022-HB2, Class M5, 6.00%, 8/1/32(1)(3)	$1,000	$ 617,708
FREED Mortgage, Series 2022-HE1, Class A, 7.00%, 10/25/37(1)(3)	1,712	1,707,295
Government National Mortgage Association:
Series 2016-168, Class JS, 0.259%, (4.46% - 1 mo. USD LIBOR x 1.12), 11/20/46(5)	32	38,109
Series 2017-137, Class AF, 5.00%, (1 mo. USD LIBOR + 0.50%), 9/20/47(2)	991	970,429
Series 2020-84, Class BZ, 2.50%, 6/20/50	753	452,543
Series 2021-1, Class ZD, 3.00%, 1/20/51	133	112,629
Series 2021-24, Class EZ, 2.50%, 1/20/51	386	233,366
Series 2021-24, Class KZ, 2.50%, 2/20/51	389	260,451
Series 2021-25, Class JZ, 2.50%, 2/20/51	220	124,255
Series 2021-49, Class VZ, 2.50%, 3/20/51	2	1,285
Series 2021-77, Class ZG, 3.00%, 7/20/50	47	30,806
Series 2021-97, Class MZ, 3.00%, 8/20/50	274	193,404
Series 2021-97, Class ZC, 3.00%, 8/20/50	585	417,170
Series 2021-105, Class MZ, 3.00%, 6/20/51	456	319,874
Series 2021-114, Class JZ, 3.00%, 6/20/51	180	122,390
Series 2021-118, Class EZ, 2.50%, 7/20/51	1,153	756,400
Series 2021-118, Class JZ, 2.50%, 7/20/51	2,893	1,855,671
Series 2021-121, Class ZE, 2.50%, 7/20/51	36	22,201
Series 2021-122, Class ZL, 2.50%, 7/20/51	1,387	885,520
Series 2021-131, Class ZN, 3.00%, 7/20/51	297	213,253
Series 2021-136, Class WZ, 3.00%, 8/20/51	756	532,262
Series 2021-136, Class Z, 2.50%, 8/20/51	1,890	1,218,488
Series 2021-137, Class GZ, 2.50%, 8/20/51	2,056	1,635,690
Series 2021-138, Class Z, 2.50%, 8/20/51	1,223	822,708
Series 2021-139, Class UZ, 3.00%, 8/20/51	775	544,515
Series 2021-139, Class ZJ, 2.50%, 8/20/51	1,684	1,364,435
Series 2021-154, Class ZC, 2.50%, 9/20/51	875	566,745
Series 2021-154, Class ZL, 3.00%, 9/20/51	469	313,033
Series 2021-156, Class GZ, 3.00%, 9/20/51	1,649	1,268,899
Series 2021-159, Class ZJ, 2.50%, 9/20/51	1,285	849,245
Series 2021-159, Class ZP, 2.00%, 9/20/51	1,149	845,957
Series 2021-160, Class NZ, 3.00%, 9/20/51	598	402,882
Series 2021-175, Class DZ, 3.00%, 10/20/51	452	304,043
Series 2021-177, Class JZ, 3.00%, 10/20/51	489	357,558
Series 2021-214, Class LZ, 3.00%, 12/20/51	1,041	805,987
Series 2022-173, Class S, 5.169%, (22.73% - 30-day average SOFR x 3.667), 10/20/52(5)	1,723	1,830,003
Series 2022-189, Class US, 5.169%, (22.73% - 30-day average SOFR x 3.667), 11/20/52(5)	1,976	2,143,546
Series 2022-195, Class AS, 5.401%, (23.13% - 30-day average SOFR x 3.70), 11/20/52(5)	986	1,138,432
Series 2022-197, Class SW, 4.824%, (16.32% - 30-day average SOFR x 2.40), 11/20/52(5)	1,966	2,021,618
Series 2023-53, Class AL, 5.50%, 4/20/53	4,000	4,065,986
Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association: (continued)
Series 2023-53, Class SE, 5.606%, (22.55% - 30-day average SOFR x 3.667), 4/20/53(5)	$3,000	$ 3,100,812
Series 2023-63, Class S, (22.55% - 30-day average SOFR x 3.667), 5/20/53(9)	2,000	2,077,415
Series 2023-65, Class SB, (22.55% - 30-day average SOFR x 3.667), 5/20/53(9)	1,900	1,994,215
Interest Only:(7)
Series 2013-66, Class IE, 0.05%, (6.75% - 1 mo. USD LIBOR x 1.00), 7/20/42(5)	6,969	16,056
Series 2014-94, Class IC, 0.10%, (6.40% - 1 mo. USD LIBOR x 1.00), 9/20/35(5)	10,241	41,925
Series 2014-100, Class VI, 0.15%, (6.60% - 1 mo. USD LIBOR x 1.00), 5/20/40(5)	4,139	19,478
Series 2014-139, Class BI, 0.25%, (6.65% - 1 mo. USD LIBOR x 1.00), 11/20/37(5)	4,443	31,365
Series 2018-127, Class SG, 1.297%, (6.25% - 1 mo. USD LIBOR), 9/20/48(5)	3,232	330,809
Series 2019-27, Class SA, 1.097%, (6.05% - 1 mo. USD LIBOR), 2/20/49(5)	2,327	266,952
Series 2019-38, Class SQ, 1.097%, (6.05% - 1 mo. USD LIBOR), 3/20/49(5)	2,741	302,149
Series 2019-43, Class BS, 1.097%, (6.05% - 1 mo. USD LIBOR), 4/20/49(5)	3,741	435,488
Series 2020-32, Class KI, 3.50%, 3/20/50	3,683	565,153
Series 2020-65, Class MI, 2.50%, 12/20/49	2,975	355,416
Series 2020-97, Class MI, 2.50%, 3/20/50	1,886	239,290
Series 2020-146, Class IQ, 2.00%, 10/20/50	10,898	1,248,928
Series 2020-146, Class QI, 2.00%, 10/20/50	5,776	645,735
Series 2020-149, Class NI, 2.50%, 10/20/50	11,347	1,530,985
Series 2020-165, Class UI, 2.00%, 11/20/50	4,670	552,610
Series 2020-167, Class KI, 2.00%, 11/20/50	7,314	838,948
Series 2020-167, Class YI, 2.00%, 11/20/50	5,930	703,215
Series 2020-173, Class DI, 2.00%, 11/20/50	8,826	1,096,169
Series 2020-181, Class TI, 2.00%, 12/20/50	15,161	1,802,205
Series 2021-23, Class TI, 2.50%, 2/20/51	7,343	968,518
Series 2021-56, Class SD, 0.00%, (2.30% - 30-day average SOFR, Floor 0.00%), 9/20/50(5)	4,641	75,330
Series 2021-114, Class MI, 3.00%, 6/20/51	5,317	788,009
Series 2021-122, Class NI, 3.00%, 7/20/51	3,654	545,169
Series 2021-125, Class SA, 0.00%, (3.75% - 1 mo. USD LIBOR, Floor 0.00%), 7/20/51(5)	4,240	169,170
Series 2021-131, Class QI, 3.00%, 7/20/51	7,117	845,983
Series 2021-140, Class YS, 0.00%, (1.70% - 1 mo. USD LIBOR, Floor 0.00%), 8/20/51(5)	3,497	31,602
Series 2021-175, Class AS, 0.00%, (1.80% - 1 mo. USD LIBOR, Floor 0.00%), 10/20/51(5)	18,104	174,247
Series 2021-175, Class SB, 0.00%, (1.80% - 1 mo. USD LIBOR, Floor 0.00%), 10/20/51(5)	9,068	88,591
Series 2021-193, Class IU, 3.00%, 11/20/49	14,948	1,902,809
Series 2021-193, Class YS, 0.00%, (2.45% - 30-day average SOFR, Floor 0.00%), 11/20/51(5)	8,825	135,193

8
See Notes to Financial Statements.

Eaton Vance
Government Opportunities Fund
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Interest Only: (continued)
Series 2021-196, Class GI, 3.00%, 11/20/51	$6,827	$ 978,743
Series 2022-119, Class CS, 0.00%, (3.00% - 30-day average SOFR, Floor 0.00%), 7/20/52(5)	48,272	541,063
Series 2022-126, Class AS, 0.00%, (3.69% - 30-day average SOFR, Floor 0.00%), 7/20/52(5)	14,395	298,654
Series 2022-135, Class SA, 0.00%, (3.00% - 30-day average SOFR, Floor 0.00%), 6/20/52(5)	19,393	239,306
Series 2023-13, Class SA, 0.61%, (5.40% - 30-day average SOFR), 1/20/53(5)	7,933	222,280
Series 2023-19, Class SD, 1.51%, (6.30% - 30-day average SOFR), 2/20/53(5)	4,973	277,229
Series 2023-20, Class HS, 1.51%, (6.30% - 30-day average SOFR), 2/20/53(5)	5,258	304,000
Series 2023-22, Class ES, 1.51%, (6.30% - 30-day average SOFR), 2/20/53(5)	7,946	459,378
Series 2023-22, Class SA, 0.91%, (5.70% - 30-day average SOFR), 2/20/53(5)	4,968	162,413
Series 2023-24, Class SB, 0.36%, (5.15% - 30-day average SOFR), 2/20/53(5)	15,892	515,628
Series 2023-24, Class SG, 1.51%, (6.30% - 30-day average SOFR), 2/20/53(5)	7,946	459,378
Series 2023-32, Class SA, 1.51%, (6.30% - 30-day average SOFR), 2/20/53(5)	14,898	861,333
Series 2023-38, Class LS, 1.51%, (6.30% - 30-day average SOFR), 3/20/53(5)	4,988	283,229
Series 2023-47, Class HS, 1.51%, (6.30% - 30-day average SOFR), 3/20/53(5)	1,646	93,465
Series 2023-47, Class SC, 1.46%, (6.25% - 30-day average SOFR), 3/20/53(5)	2,492	135,549
MFRA Trust, Series 2023-NQM1, Class A2, 5.75% to 1/25/26, 11/25/67(1)(4)	611	604,044
PNMAC GMSR Issuer Trust:
Series 2018-GT1, Class A, 8.87%, (1 mo. USD LIBOR + 3.85%), 2/25/25(1)(2)	4,000	4,002,277
Series 2018-GT2, Class A, 7.67%, (1 mo. USD LIBOR + 2.65%), 8/25/25(1)(2)	430	424,514
Series 2022-GT1, Class A, 9.065%, (30-day average SOFR + 4.25%), 5/25/27(1)(2)	500	495,601
Radnor Re, Ltd., Series 2022-1, Class M1A, 8.565%, (30-day average SOFR + 3.75%), 9/25/32(1)(2)	3,000	2,996,238
Unison Trust, Series 2021-1, Class A, 4.50%, 4/25/50(1)(3)	9,183	8,332,501
Total Collateralized Mortgage Obligations (identified cost $197,153,678)		$166,325,153

Commercial Mortgage-Backed Securities — 0.3%
Security	Principal Amount (000's omitted)	Value
CSMC Trust, Series 2022-NWPT, Class A, 8.033%, (SOFR + 3.143%), 9/9/24(1)(2)	$1,520	$ 1,522,389
Total Commercial Mortgage-Backed Securities (identified cost $1,517,373)		$ 1,522,389

U.S. Government Agency Commercial Mortgage-Backed Securities — 0.6%
Security	Principal Amount (000's omitted)	Value
FRESB Mortgage Trust: Interest Only:(7) Series 2021-SB91, Class X1, 0.681%, 8/25/41(3)	$4,813	$ 164,498
Government National Mortgage Association:
Interest Only:(7)
Series 2021-101, Class IO, 0.679%, 4/16/63(3)	9,145	516,661
Series 2021-132, Class IO, 0.727%, 4/16/63(3)	8,881	522,981
Series 2021-144, Class IO, 0.825%, 4/16/63(3)	8,681	563,072
Series 2021-186, Class IO, 0.765%, 5/16/63(3)	9,620	586,374
Series 2022-3, Class IO, 0.64%, 2/16/61(3)	9,771	472,488
Total U.S. Government Agency Commercial Mortgage-Backed Securities (identified cost $3,506,420)		$ 2,826,074

U.S. Government Agency Mortgage-Backed Securities — 75.1%
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
3.609%, (COF + 1.25%), with maturity at 2035(10)	$562	$ 550,763
3.711%, (COF + 1.25%), with maturity at 2034(10)	133	129,614
4.426%, (1 yr. CMT + 2.25%), with maturity at 2038(10)	389	395,850
4.48%, (1 yr. CMT + 2.24%), with maturity at 2036(10)	451	458,487
4.50%, with maturity at 2035	683	679,416
5.00%, with various maturities to 2052	17,501	17,432,876
5.50%, with various maturities to 2053	22,201	22,428,947
6.00%, with various maturities to 2053	3,168	3,242,477
6.50%, with various maturities to 2053	1,401	1,460,865
7.00%, with various maturities to 2025	38	38,462
7.50%, with maturity at 2024	6	6,294
8.50%, with maturity at 2025	1	1,103
9.00%, with various maturities to 2027	2	1,989
9.50%, with maturity at 2025	0 (6)	144

9
See Notes to Financial Statements.

Eaton Vance
Government Opportunities Fund
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association:
3.539%, (COF + 1.27%), with maturity at 2033(10)	$204	$ 197,240
3.569%, (COF + 1.30%), with maturity at 2033(10)	112	108,524
3.611%, (COF + 1.29%), with maturity at 2035(10)	125	121,683
3.66%, (COF + 1.25%), with maturity at 2025(10)	42	41,487
3.745%, (COF + 1.25%), with maturity at 2034(10)	51	49,851
3.76%, (COF + 1.25%), with maturity at 2026(10)	78	76,784
3.777%, (COF + 1.25%), with maturity at 2034(10)	172	165,809
3.866%, (COF + 1.25%), with maturity at 2035(10)	182	179,379
3.932%, (COF + 2.40%), with maturity at 2027(10)	98	97,592
4.062%, (COF + 1.31%), with maturity at 2036(10)	184	177,734
4.07%, (COF + 1.26%), with maturity at 2036(10)	116	112,342
4.235%, (1 yr. CMT + 2.10%), with maturity at 2040(10)	225	228,667
4.43%, (COF + 1.26%), with maturity at 2036(10)	30	29,819
4.50%, with various maturities to 2052	784	769,177
4.604%, (COF + 1.85%), with maturity at 2034(10)	306	302,291
4.646%, (COF + 1.73%), with maturity at 2035(10)	428	417,830
4.773%, (COF + 1.81%), with maturity at 2036(10)	2,218	2,167,581
4.911%, (12 mo. MTA + 1.17%), with maturity at 2044(10)	167	165,887
5.00%, with various maturities to 2052	4,423	4,414,325
5.50%, with various maturities to 2052	16,696	16,873,018
6.00%, with various maturities to 2053(11)	5,747	5,902,750
6.00%, 30-Year, TBA(12)	21,200	21,615,719
6.46%, with maturity at 2025	12	11,741
6.50%, 30-Year, TBA(12)	26,650	27,454,569
6.50%, with maturity at 2053	1,996	2,060,637
7.00%, with maturity at 2024	4	3,969
7.50%, with maturity at 2026	4	3,709
8.039%, with maturity at 2030	1	908
8.50%, with maturity at 2037	67	70,692
9.00%, with various maturities to 2025	11	11,655
9.50%, with various maturities to 2030	3	3,814
Government National Mortgage Association:
2.75%, (1 yr. CMT + 1.50%), with maturity at 2027(10)	43	41,718
3.00%, (1 yr. CMT + 1.50%), with maturity at 2026(10)	32	31,215
3.50%, with maturity at 2050	459	432,784
4.00%, with various maturities to 2049	1,375	1,334,744
4.50%, with various maturities to 2049	519	510,381
5.00%, with various maturities to 2052	10,442	10,424,591
5.50%, with various maturities to 2063	45,845	46,325,410
6.00%, with various maturities to 2063(11)	36,848	37,864,506
6.50%, with various maturities to 2063	29,637	30,570,643
6.50%, 30-Year, TBA(12)	57,362	58,807,236
7.00%, with various maturities to 2063	14,109	14,798,377
Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association: (continued)
7.50%, with various maturities to 2053	$2,375	$ 2,487,638
9.50%, with maturity at 2025	2	1,920
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $334,451,444)		$334,295,633

U.S. Government Guaranteed Small Business Administration Loans — 0.4%(13)(14)
Security	Principal Amount (000's omitted)	Value
0.16%, 7/15/37 to 5/15/42	$531	$ 2,851
0.23%, 4/15/37 to 12/15/37	1,354	9,231
0.41%, 6/15/42 to 7/15/42	213	3,183
0.48%, 3/15/37 to 12/15/37	2,325	32,748
0.66%, 7/15/42	51	1,234
0.73%, 3/15/37 to 10/15/42	1,304	29,317
0.91%, 5/15/42	451	15,065
0.98%, 9/15/37 to 11/15/37	825	23,679
1.23%, 8/15/37 to 12/15/37	882	32,269
1.86%, 9/15/42 to 1/15/43	3,389	230,366
1.89%, 11/15/42	101	7,266
2.11%, 10/15/42	3,316	267,051
2.36%, 12/15/42	487	44,008
2.86%, 12/15/42 to 2/15/43	5,279	582,055
3.11%, 12/15/42	2,759	331,262
Total U.S. Government Guaranteed Small Business Administration Loans (identified cost $4,982,286)		$ 1,611,585

U.S. Department of Agriculture Loans — 1.5%
Security	Principal Amount (000's omitted)	Value
USDA Guaranteed Loans:
7.50%, (USD Prime - 0.50%), 2/16/43(2)	$5,219,540	$ 5,224,603
7.50%, (USD Prime - 0.50%), 2/16/43(2)	1,399,922	1,401,280
Total U.S. Department of Agriculture Loans (identified cost $6,619,462)		$ 6,625,883

10
See Notes to Financial Statements.

Eaton Vance
Government Opportunities Fund
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 4.5%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.78%(15)	20,062,260	$ 20,062,260
Total Short-Term Investments (identified cost $20,062,260)		$ 20,062,260
Total Purchased Swaptions — 0.0%(16) (identified cost $515,000)		$ 41,517
Total Investments — 122.1% (identified cost $579,777,345)		$543,907,192
Other Assets, Less Liabilities — (22.1)%		$ (98,532,760)
Net Assets — 100.0%		$445,374,432
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2023, the aggregate value of these securities is $46,684,937 or 10.5% of the Fund's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2023.
(3)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at April 30, 2023.
(4)	Step coupon security. Interest rate represents the rate in effect at April 30, 2023.
(5)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at April 30, 2023.
(6)	Principal amount is less than $500.
(7)	Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.
(8)	Principal only security that entitles the holder to receive only principal payments on the underlying mortgages.
(9)	When-issued, variable rate security whose interest rate will be determined after April 30, 2023.
(10)	Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at April 30, 2023.
(11)	Security (or a portion thereof) has been pledged for the benefit of the counterparty for reverse repurchase agreements.
(12)	TBA (To Be Announced) securities are purchased or sold on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date are determined upon settlement.
(13)	Interest only security that entitles the holder to receive only a portion of the interest payments on the underlying loans. Principal amount shown is the notional amount of the underlying loans on which coupon interest is calculated.
(14)	Securities comprise a trust that is wholly-owned by the Fund and may only be sold on a pro-rata basis with all securities in the trust.
(15)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of April 30, 2023.
(16)	Amount is less than 0.05%.

Purchased Interest Rate Swaptions (OTC) — 0.0%(1)
Description	Counterparty	Notional Amount		Expiration Date	Value
Option to enter into interest rate swap expiring 5/19/28 to pay 4.04% and receive SOFR	Bank of America, N.A.	USD	20,000,000	5/17/23	$ 1,004
Option to enter into interest rate swap expiring 6/6/53 to pay 3.30% and receive SOFR	Bank of America, N.A.	USD	15,000,000	6/2/23	40,513
Total					$41,517
(1)	Amount is less than 0.05%.
11
See Notes to Financial Statements.

Eaton Vance
Government Opportunities Fund
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 5-Year Treasury Note	727	Long	6/30/23	$79,782,571	$ 1,712,647
U.S. 10-Year Treasury Note	48	Long	6/21/23	5,529,750	27,150
					$1,739,797
Interest Rate Swaps (Centrally Cleared)
Notional Amount (000's omitted)		Fund Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
USD	20,000	Receives	SOFR (pays annually)	1.88% (pays annually)	3/9/28	$ 1,361,460	$ (262,167)	$ 1,099,293
USD	50,000	Receives	SOFR (pays annually)	3.07% (pays annually)	10/14/32	677,068	—	677,068
USD	6,000	Receives	SOFR (pays annually)	3.16% (pays annually)	1/5/33	48,847	—	48,847
USD	25,000	Receives	SOFR (pays annually)	2.47% (pays annually)	3/28/33	1,501,345	(539,780)	961,565
USD	25,000	Receives	SOFR (pays annually)	1.92% (pays annually)	4/8/52	5,276,357	—	5,276,357
USD	10,000	Receives	SOFR (pays annually)	1.94% (pays annually)	4/21/52	2,065,153	—	2,065,153
USD	10,000	Receives	SOFR (pays annually)	1.89% (pays annually)	8/3/52	2,243,008	(98)	2,242,910
Total						$13,173,238	$(802,045)	$12,371,193
Abbreviations:
CMT	– Constant Maturity Treasury
COF	– Cost of Funds 11th District
LIBOR	– London Interbank Offered Rate
MTA	– Monthly Treasury Average
OTC	– Over-the-counter
SOFR	– Secured Overnight Financing Rate
TBA	– To Be Announced
Currency Abbreviations:
USD	– United States Dollar
12
See Notes to Financial Statements.

Eaton Vance
Government Opportunities Fund
April 30, 2023
Statement of Assets and Liabilities (Unaudited)

April 30, 2023
Assets
Unaffiliated investments, at value (identified cost $559,715,085)	$ 523,844,932
Affiliated investment, at value (identified cost $20,062,260)	20,062,260
Deposits for derivatives collateral:
Futures contracts	1,343,900
Centrally cleared swap contracts	8,585,490
OTC options and swaptions	90,000
Deposits for forward commitment securities	74,000
Interest receivable	2,727,338
Dividends receivable from affiliated investment	82,769
Receivable for investments sold	34,719,883
Receivable for Fund shares sold	1,082,685
Receivable for variation margin on open futures contracts	215,632
Receivable for variation margin on open centrally cleared swap contracts	480,856
Receivable from affiliate	53,963
Total assets	$ 593,363,708
Liabilities
Cash collateral due to brokers	$ 164,000
Payable for reverse repurchase agreements, including accrued interest of $5,380	1,004,693
Payable for investments purchased	139,258,294
Payable for when-issued/forward commitment securities	4,045,945
Payable for Fund shares redeemed	1,110,804
Distributions payable	93,462
Due to custodian	1,736,167
Payable to affiliate:
Investment adviser fee	228,440
Distribution and service fees	49,012
Trustees' fees	2,263
Accrued expenses	296,196
Total liabilities	$ 147,989,276
Net Assets	$ 445,374,432
Sources of Net Assets
Paid-in capital	$ 556,322,628
Accumulated loss	(110,948,196)
Net Assets	$ 445,374,432
Class A Shares
Net Assets	$ 128,837,286
Shares Outstanding	23,650,727
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 5.45
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$ 5.63
Class C Shares
Net Assets	$ 6,621,295
Shares Outstanding	1,217,487
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 5.44
13
See Notes to Financial Statements.

Eaton Vance
Government Opportunities Fund
April 30, 2023
Statement of Assets and Liabilities (Unaudited)  — continued

April 30, 2023
Class I Shares
Net Assets	$269,740,446
Shares Outstanding	49,529,017
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 5.45
Class R Shares
Net Assets	$ 40,175,405
Shares Outstanding	7,404,150
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 5.43
On sales of $100,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
14
See Notes to Financial Statements.

Eaton Vance
Government Opportunities Fund
April 30, 2023
Statement of Operations (Unaudited)

Six Months Ended
April 30, 2023
Investment Income
Dividend income from affiliated investment	$ 700,089
Interest income	10,401,938
Total investment income	$11,102,027
Expenses
Investment adviser fee	$ 1,328,523
Distribution and service fees:
Class A	163,094
Class C	33,835
Class R	107,913
Trustees’ fees and expenses	13,187
Custodian fee	92,921
Transfer and dividend disbursing agent fees	179,971
Legal and accounting services	45,749
Printing and postage	30,053
Registration fees	83,070
Interest expense and fees	578,931
Miscellaneous	11,421
Total expenses	$ 2,668,668
Deduct:
Waiver and/or reimbursement of expenses by affiliate	$ 178,398
Total expense reductions	$ 178,398
Net expenses	$ 2,490,270
Net investment income	$ 8,611,757
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$ (7,759,673)
Written options and swaptions	1,543,183
Futures contracts	(2,041,787)
Swap contracts	(511,110)
Net realized loss	$ (8,769,387)
Change in unrealized appreciation (depreciation):
Investments	$ 6,477,215
Written options and swaptions	236,878
TBA sale commitments	(509,370)
Futures contracts	1,971,376
Swap contracts	(2,025,637)
Net change in unrealized appreciation (depreciation)	$ 6,150,462
Net realized and unrealized loss	$ (2,618,925)
Net increase in net assets from operations	$ 5,992,832
15
See Notes to Financial Statements.

Eaton Vance
Government Opportunities Fund
April 30, 2023
Statements of Changes in Net Assets

	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 8,611,757	$ 8,869,977
Net realized loss	(8,769,387)	(22,103,148)
Net change in unrealized appreciation (depreciation)	6,150,462	(14,726,254)
Net increase (decrease) in net assets from operations	$ 5,992,832	$ (27,959,425)
Distributions to shareholders:
Class A	$ (3,412,652)	$ (3,116,489)
Class C	(152,198)	(127,983)
Class I	(6,267,918)	(4,531,585)
Class R	(1,075,305)	(889,252)
Total distributions to shareholders	$ (10,908,073)	$ (8,665,309)
Tax return of capital to shareholders:
Class A	$ —	$ (162,425)
Class C	—	(6,766)
Class I	—	(232,529)
Class R	—	(46,695)
Total tax return of capital to shareholders	$ —	$ (448,415)
Transactions in shares of beneficial interest:
Class A	$ (5,950,389)	$ (13,221,173)
Class C	(279,101)	(3,928,416)
Class I	40,696,722	27,652,623
Class R	(5,579,657)	(1,802,206)
Net increase in net assets from Fund share transactions	$ 28,887,575	$ 8,700,828
Net increase (decrease) in net assets	$ 23,972,334	$ (28,372,321)
Net Assets
At beginning of period	$ 421,402,098	$ 449,774,419
At end of period	$445,374,432	$421,402,098
16
See Notes to Financial Statements.

Eaton Vance
Government Opportunities Fund
April 30, 2023
Financial Highlights

	Class A
	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31,
		2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 5.510	$ 6.030	$ 6.180	$ 6.070	$ 6.100	$ 6.280
Income (Loss) From Operations
Net investment income(1)	$ 0.112	$ 0.121	$ 0.118	$ 0.073	$ 0.134	$ 0.142
Net realized and unrealized gain (loss)	(0.029)	(0.516)	(0.158)	0.191	0.029	(0.116)
Total income (loss) from operations	$ 0.083	$ (0.395)	$ (0.040)	$ 0.264	$ 0.163	$ 0.026
Less Distributions
From net investment income	$ (0.143)	$ (0.119)	$ (0.110)	$ (0.154)	$ (0.193)	$ (0.206)
Tax return of capital	—	(0.006)	—	—	—	—
Total distributions	$ (0.143)	$ (0.125)	$ (0.110)	$ (0.154)	$ (0.193)	$ (0.206)
Net asset value — End of period	$ 5.450	$ 5.510	$ 6.030	$ 6.180	$ 6.070	$ 6.100
Total Return(2)	1.52% (3)(4)	(6.63)% (4)	(0.66)% (4)	4.40% (4)	2.71%	0.42%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$128,837	$136,321	$163,208	$158,552	$138,956	$133,062
Ratios (as a percentage of average daily net assets):(5)
Expenses	1.32% (4)(6)(7)(8)	1.05% (4)(7)	1.05% (4)	1.11% (4)(8)	1.26% (8)	1.19%
Net investment income	4.10% (6)	2.06%	1.91%	1.20%	2.21%	2.30%
Portfolio Turnover of the Portfolio(9)	—	—	—	—	—	62%
Portfolio Turnover of the Fund	433% (3)(10)	796% (10)	335% (10)	180% (10)	90%	1% (11)
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	The investment adviser reimbursed certain operating expenses (equal to 0.07%, 0.05%, 0.02% and 0.03% of average daily net assets for the six months ended April 30, 2023 and the years ended October 31, 2022, 2021 and 2020, respectively). Absent this reimbursement, total return would be lower.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to 0.01% and less than 0.005% of average daily net assets for the six months ended April 30, 2023 and the year ended October 31, 2022, respectively).
(8)	Includes interest expense, including on reverse repurchase agreements, of 0.28%, 0.03% and 0.07% of average daily net assets for the six months ended April 30, 2023 and the years ended October 31, 2020 and 2019, respectively.
(9)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.
(10)	Includes the effect of To-Be-Announced (TBA) transactions.
(11)	For the period from October 8, 2018 through October 31, 2018 when the Fund was making investments directly in securities.
References to Portfolio herein are to Government Obligations Portfolio, a Massachusetts business trust in which the Fund invested all of its investable assets prior to the close of business on October 5, 2018 and which had the same investment objective and policies as the Fund during such period.
17
See Notes to Financial Statements.

Eaton Vance
Government Opportunities Fund
April 30, 2023
Financial Highlights   — continued

	Class C
	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31,
		2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 5.500	$ 6.020	$ 6.170	$ 6.060	$ 6.090	$ 6.270
Income (Loss) From Operations
Net investment income(1)	$ 0.091	$ 0.073	$ 0.072	$ 0.030	$ 0.090	$ 0.096
Net realized and unrealized gain (loss)	(0.029)	(0.512)	(0.158)	0.188	0.027	(0.117)
Total income (loss) from operations	$ 0.062	$(0.439)	$ (0.086)	$ 0.218	$ 0.117	$ (0.021)
Less Distributions
From net investment income	$ (0.122)	$ (0.077)	$ (0.064)	$ (0.108)	$ (0.147)	$ (0.159)
Tax return of capital	—	(0.004)	—	—	—	—
Total distributions	$(0.122)	$(0.081)	$ (0.064)	$ (0.108)	$ (0.147)	$ (0.159)
Net asset value — End of period	$ 5.440	$ 5.500	$ 6.020	$ 6.170	$ 6.060	$ 6.090
Total Return(2)	1.14% (3)(4)	(7.34)% (4)	(1.41)% (4)	3.63% (4)	1.95%	(0.33)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 6,621	$ 6,980	$11,756	$24,969	$29,940	$46,902
Ratios (as a percentage of average daily net assets):(5)
Expenses	2.07% (4)(6)(7)(8)	1.80% (4)(7)	1.80% (4)	1.86% (4)(8)	1.99% (8)	1.94%
Net investment income	3.35% (6)	1.25%	1.17%	0.49%	1.47%	1.55%
Portfolio Turnover of the Portfolio(9)	—	—	—	—	—	62%
Portfolio Turnover of the Fund	433% (3)(10)	796% (10)	335% (10)	180% (10)	90%	1% (11)
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	The investment adviser reimbursed certain operating expenses (equal to 0.07%, 0.05%, 0.02% and 0.03% of average daily net assets for the six months ended April 30, 2023 and the years ended October 31, 2022, 2021 and 2020, respectively). Absent this reimbursement, total return would be lower.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to 0.01% and less than 0.005% of average daily net assets for the six months ended April 30, 2023 and the year ended October 31, 2022, respectively).
(8)	Includes interest expense, including on reverse repurchase agreements, of 0.28%, 0.03% and 0.07% of average daily net assets for the six months ended April 30, 2023 and the years ended October 31, 2020 and 2019, respectively.
(9)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.
(10)	Includes the effect of To-Be-Announced (TBA) transactions.
(11)	For the period from October 8, 2018 through October 31, 2018 when the Fund was making investments directly in securities.
References to Portfolio herein are to Government Obligations Portfolio, a Massachusetts business trust in which the Fund invested all of its investable assets prior to the close of business on October 5, 2018 and which had the same investment objective and policies as the Fund during such period.
18
See Notes to Financial Statements.

Eaton Vance
Government Opportunities Fund
April 30, 2023
Financial Highlights   — continued

	Class I
	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31,
		2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 5.510	$ 6.030	$ 6.170	$ 6.060	$ 6.100	$ 6.280
Income (Loss) From Operations
Net investment income(1)	$ 0.119	$ 0.133	$ 0.133	$ 0.085	$ 0.149	$ 0.157
Net realized and unrealized gain (loss)	(0.029)	(0.514)	(0.148)	0.194	0.019	(0.116)
Total income (loss) from operations	$ 0.090	$ (0.381)	$ (0.015)	$ 0.279	$ 0.168	$ 0.041
Less Distributions
From net investment income	$ (0.150)	$ (0.132)	$ (0.125)	$ (0.169)	$ (0.208)	$ (0.221)
Tax return of capital	—	(0.007)	—	—	—	—
Total distributions	$ (0.150)	$ (0.139)	$ (0.125)	$ (0.169)	$ (0.208)	$ (0.221)
Net asset value — End of period	$ 5.450	$ 5.510	$ 6.030	$ 6.170	$ 6.060	$ 6.100
Total Return(2)	1.65% (3)(4)	(6.40)% (4)	(0.25)% (4)	4.66% (4)	2.80%	0.67%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$269,740	$231,855	$222,307	$213,869	$118,479	$96,457
Ratios (as a percentage of average daily net assets):(5)
Expenses	1.07% (4)(6)(7)(8)	0.80% (4)(7)	0.80% (4)	0.85% (4)(8)	1.01% (8)	0.94%
Net investment income	4.36% (6)	2.28%	2.17%	1.39%	2.44%	2.54%
Portfolio Turnover of the Portfolio(9)	—	—	—	—	—	62%
Portfolio Turnover of the Fund	433% (3)(10)	796% (10)	335% (10)	180% (10)	90%	1% (11)
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	The investment adviser reimbursed certain operating expenses (equal to 0.07%, 0.05%, 0.02% and 0.03% of average daily net assets for the six months ended April 30, 2023 and the years ended October 31, 2022, 2021 and 2020, respectively). Absent this reimbursement, total return would be lower.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to 0.01% and less than 0.005% of average daily net assets for the six months ended April 30, 2023 and the year ended October 31, 2022, respectively).
(8)	Includes interest expense, including on reverse repurchase agreements, of 0.28%, 0.03% and 0.07% of average daily net assets for the six months ended April 30, 2023 and the years ended October 31, 2020 and 2019, respectively.
(9)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.
(10)	Includes the effect of To-Be-Announced (TBA) transactions.
(11)	For the period from October 8, 2018 through October 31, 2018 when the Fund was making investments directly in securities.
References to Portfolio herein are to Government Obligations Portfolio, a Massachusetts business trust in which the Fund invested all of its investable assets prior to the close of business on October 5, 2018 and which had the same investment objective and policies as the Fund during such period.
19
See Notes to Financial Statements.

Eaton Vance
Government Opportunities Fund
April 30, 2023
Financial Highlights   — continued

	Class R
	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31,
		2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 5.490	$ 6.010	$ 6.150	$ 6.040	$ 6.080	$ 6.260
Income (Loss) From Operations
Net investment income(1)	$ 0.104	$ 0.107	$ 0.102	$ 0.052	$ 0.118	$ 0.126
Net realized and unrealized gain (loss)	(0.029)	(0.517)	(0.148)	0.196	0.019	(0.117)
Total income (loss) from operations	$ 0.075	$ (0.410)	$ (0.046)	$ 0.248	$ 0.137	$ 0.009
Less Distributions
From net investment income	$ (0.135)	$ (0.105)	$ (0.094)	$ (0.138)	$ (0.177)	$ (0.189)
Tax return of capital	—	(0.005)	—	—	—	—
Total distributions	$ (0.135)	$ (0.110)	$ (0.094)	$ (0.138)	$ (0.177)	$ (0.189)
Net asset value — End of period	$ 5.430	$ 5.490	$ 6.010	$ 6.150	$ 6.040	$ 6.080
Total Return(2)	1.39% (3)(4)	(6.90)% (4)	(0.75)% (4)	4.15% (4)	2.46%	(—)% (5)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$40,175	$46,245	$52,503	$55,623	$28,673	$26,376
Ratios (as a percentage of average daily net assets):(6)
Expenses	1.57% (4)(7)(8)(9)	1.30% (4)(8)	1.30% (4)	1.34% (4)(9)	1.51% (9)	1.44%
Net investment income	3.85% (7)	1.83%	1.66%	0.85%	1.95%	2.04%
Portfolio Turnover of the Portfolio(10)	—	—	—	—	—	62%
Portfolio Turnover of the Fund	433% (3)(11)	796% (11)	335% (11)	180% (11)	90%	1% (12)
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	The investment adviser reimbursed certain operating expenses (equal to 0.07%, 0.05%, 0.02% and 0.03% of average daily net assets for the six months ended April 30, 2023 and the years ended October 31, 2022, 2021 and 2020, respectively). Absent this reimbursement, total return would be lower.
(5)	Less than (0.005)%.
(6)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.
(7)	Annualized.
(8)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to 0.01% and less than 0.005% of average daily net assets for the six months ended April 30, 2023 and the year ended October 31, 2022, respectively).
(9)	Includes interest expense, including on reverse repurchase agreements, of 0.28%, 0.03% and 0.07% of average daily net assets for the six months ended April 30, 2023 and the years ended October 31, 2020 and 2019, respectively.
(10)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.
(11)	Includes the effect of To-Be-Announced (TBA) transactions.
(12)	For the period from October 8, 2018 through October 31, 2018 when the Fund was making investments directly in securities.
References to Portfolio herein are to Government Obligations Portfolio, a Massachusetts business trust in which the Fund invested all of its investable assets prior to the close of business on October 5, 2018 and which had the same investment objective and policies as the Fund during such period.
20
See Notes to Financial Statements.

Eaton Vance
Government Opportunities Fund
April 30, 2023
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Government Opportunities Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to provide a high current return. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I and Class R shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Derivatives. U.S. exchange-traded options are valued at the mean between the bid and ask prices at valuation time as reported by the Options Price Reporting Authority. Non-U.S. exchange-traded options and over-the-counter options are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration.
Futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Swaps and options on interest rate swaps (“swaptions”) are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Alternatively, swaptions may be valued at the valuation provided by a broker/dealer (usually the counterparty to the option), so determined using similar techniques as those employed by the pricing service.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.
D  Federal Taxes—The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
21

Eaton Vance
Government Opportunities Fund
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

As of April 30, 2023, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H  Futures Contracts—Upon entering into a futures contract, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.
I  Interest Rate Swaps—Swap contracts are privately negotiated agreements between the Fund and a counterparty. Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Fund pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared swaps, the Fund is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. Pursuant to interest rate swap agreements, the Fund either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Fund makes fixed-rate payments to the counterparty (or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made, including amortization of upfront payments/receipts, if any (which are amortized over the life of the swap contract), are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship between two rates of interest. The Fund is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.
J  Credit Default Swaps—When the Fund is the buyer of a credit default swap contract, the Fund is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or CCP in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would have spent the stream of payments and received no proceeds from the contract. When the Fund is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Fund for the same referenced obligation. As the seller, the Fund may create economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments and receipts, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments or receipts for non-centrally cleared swaps are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes,
22

Eaton Vance
Government Opportunities Fund
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

unamortized upfront payments or receipts, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 8 and 12. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
K  Written Options—Upon the writing of a call or a put option, the premium received by the Fund is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Fund’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Fund is required to deliver an amount of cash determined by the excess of the exercise price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the exercise price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Fund may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.
L  Purchased Options—Upon the purchase of a call or put option, the premium paid by the Fund is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Fund’s policies on investment valuations discussed above. As the purchaser of an index option, the Fund has the right to receive a cash payment equal to any depreciation in the value of the index below the exercise price of the option (in the case of a put) or equal to any appreciation in the value of the index over the exercise price of the option (in the case of a call) as of the valuation date of the option. If an option which the Fund had purchased expires on the stipulated expiration date, the Fund will realize a loss in the amount of the cost of the option. If the Fund enters into a closing sale transaction, the Fund will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Fund exercises a put option on a security, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Fund exercises a call option on a security, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.
M  Swaptions—A purchased swaption contract grants the Fund, in return for payment of the purchase price, the right, but not the obligation, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. When the Fund purchases a swaption, the premium paid to the writer is recorded as an investment and subsequently marked-to-market to reflect the current value of the swaption. A written swaption gives the Fund the obligation, if exercised by the purchaser, to enter into a swap contract according to the terms of the underlying agreement. When the Fund writes a swaption, the premium received by the Fund is recorded as a liability and subsequently marked-to-market to reflect the current value of the swaption. When a swaption is exercised, the cost of the swap is adjusted by the amount of the premium paid or received. When a swaption expires or an unexercised swaption is closed, a gain or loss is recognized in the amount of the premium paid or received, plus the cost to close. The Fund’s risk for purchased swaptions is limited to the premium paid. The writer of a swaption bears the risk of unfavorable changes in the preset terms of the underlying swap contract. Purchased swaptions traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.
N  When-Issued Securities and Delayed Delivery Transactions—The Fund may purchase securities on a delayed delivery, when-issued or forward commitment basis, including TBA (To Be Announced) securities. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. Securities purchased on a delayed delivery, when-issued or forward commitment basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract. A forward purchase commitment may also be closed by entering into an offsetting commitment. If an offsetting commitment is entered into, the Fund will realize a gain or loss on investments based on the price established when the Fund entered into the commitment.
O  Forward Sale Commitments—The Fund may enter into forward sale commitments to sell generic U.S. government agency mortgage-backed securities to hedge its portfolio positions and/or to enhance return. The proceeds to be received from the forward sale commitment are recorded as an asset and a corresponding liability, which is subsequently valued at approximately the current market value of the underlying security in accordance with the Fund's policies on investment valuations discussed above. The Fund records an unrealized gain or loss on investments to the extent of the difference between the proceeds to be received and the value of the open forward sale commitment on the day of determination. If the forward sale commitment is closed through the acquisition of an offsetting purchase commitment or the delivery of securities, the Fund realizes a gain or loss on investments based on the price established when the Fund entered into the commitment. If the Fund enters into a forward sale commitment for the delivery of a security that it does not own or has the right to obtain, it is subject to the risk of loss if the purchase price to settle the commitment is higher than the price at which it was sold.
P  Reverse Repurchase Agreements—Under a reverse repurchase agreement, the Fund temporarily transfers possession of a portfolio security to another party, such as a bank or broker/dealer, in return for cash. At the same time, the Fund agrees to repurchase the security at an agreed upon time and price, which reflects an interest payment. In periods of increased demand for a security, the Fund may receive a payment from the counterparty for the use of the security, which is recorded as interest income. Because the Fund retains effective control over the transferred security, the transaction is accounted for as a
23

Eaton Vance
Government Opportunities Fund
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

secured borrowing. The Fund may enter into such agreements when it believes it is able to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. When the Fund enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Fund’s assets. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds (and the counterparty making a loan), they constitute a form of leverage. The Fund segregates cash or liquid assets equal to its obligation to repurchase the security. During the term of the agreement, the Fund may also be obligated to pledge additional cash and/or securities in the event of a decline in the fair value of the transferred security. In the event the counterparty to a reverse repurchase agreement becomes insolvent, recovery of the security transferred by the Fund may be delayed or the Fund may incur a loss equal to the amount by which the value of the security transferred by the Fund exceeds the repurchase price payable by the Fund.
Q  Stripped Mortgage-Backed Securities—The Fund may invest in Interest Only (IO) and Principal Only (PO) securities, a form of stripped mortgage- backed securities, whereby the IO security receives all the interest and the PO security receives all the principal on a pool of mortgage assets. The yield to maturity on an IO security is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the yield to maturity from these securities. If the underlying mortgages experience greater than anticipated prepayments of principal, the Fund may fail to recoup its initial investment in an IO security. The market value of IO and PO securities can be unusually volatile due to changes in interest rates.
R  Interim Financial Statements—The interim financial statements relating to April 30, 2023 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains are made at least annually. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
At October 31, 2022, the Fund, for federal income tax purposes, had deferred capital losses of $78,521,362 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at October 31, 2022, $20,281,218 are short-term and $58,240,144 are long-term.
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts and TBA sale commitments, of the Fund at April 30, 2023, as determined on a federal income tax basis, were as follows:
Aggregate cost	$ 580,219,391
Gross unrealized appreciation	$ 23,216,873
Gross unrealized depreciation	(45,418,082)
Net unrealized depreciation	$ (22,201,209)
24

Eaton Vance
Government Opportunities Fund
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment adviser fee is computed at an annual rate as a percentage of the Fund’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.6500%
$500 million but less than $1 billion	0.6250%
$1 billion but less than $1.5 billion	0.6000%
$1.5 billion but less than $2 billion	0.5625%
$2 billion but less than $2.5 billion	0.5000%
$2.5 billion and over	0.4375%
For the six months ended April 30, 2023, the Fund’s investment adviser fee amounted to $1,328,523 or 0.65% (annualized) of the Fund’s average daily net assets. The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the Liquidity Fund), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Fund is reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended April 30, 2023, the investment adviser fee paid was reduced by $28,610 relating to the Fund’s investment in the Liquidity Fund.
Eaton Vance Management (EVM) has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding such expenses as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 1.05%, 1.80%, 0.80% and 1.30% of the Fund’s average daily net assets for Class A, Class C, Class I and Class R, respectively. This agreement may be changed or terminated after February 29, 2024. Pursuant to this agreement, EVM was allocated $149,788 of the Fund’s operating expenses for the six months ended April 30, 2023.
EVM, an affiliate of BMR, serves as administrator of the Fund, but receives no compensation. EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the  six months ended April 30, 2023, EVM earned $27,696 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $5,646 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2023. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5). The Fund was informed that Morgan Stanley affiliated broker-dealers, which may be deemed to be affiliates of EVM, BMR and EVD, also received a portion of the sales charge on sales of Class A shares for the six months ended April 30, 2023 in the amount of $9,085.
Trustees and officers of the Fund who are members of EVM’s or BMR's organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2023, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.
4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2023 amounted to $163,094 for Class A shares.
The Fund also has in effect distribution plans for Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2023, the Fund paid or accrued to EVD $25,377 for Class C shares. The Class R Plan requires the Fund to pay EVD an amount up to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the six months ended April 30, 2023, the Fund paid or accrued to EVD $53,956 for Class R shares.
25

Eaton Vance
Government Opportunities Fund
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

Pursuant to the Class C and Class R Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2023 amounted to $8,458 and $53,957 for Class C and Class R shares, respectively.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 0.75% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended April 30, 2023, the Fund was informed that EVD received approximately $200 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A shareholders.
6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, and including maturities, paydowns and TBA transactions, for the six months ended April 30, 2023 were as follows:
	Purchases	Sales
Investments (non-U.S. Government)	$ 27,926,874	$ 7,854,578
U.S. Government and Agency Securities	2,251,595,928	2,074,000,735
	$2,279,522,802	$2,081,855,313
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions for all periods presented, were as follows:
	Six Months Ended April 30, 2023 (Unaudited)		Year Ended October 31, 2022
	Shares	Amount	Shares	Amount
Class A
Sales	1,604,994	$ 8,792,605	7,105,348	$ 42,429,186
Issued to shareholders electing to receive payments of distributions in Fund shares	572,670	3,133,448	521,328	3,018,284
Redemptions	(3,258,486)	(17,876,442)	(9,947,575)	(58,668,643)
Net decrease	(1,080,822)	$ (5,950,389)	(2,320,899)	$ (13,221,173)
Class C
Sales	285,618	$ 1,565,758	523,893	$ 3,108,916
Issued to shareholders electing to receive payments of distributions in Fund shares	27,419	149,729	22,768	131,577
Redemptions	(364,019)	(1,994,588)	(1,229,831)	(7,168,909)
Net decrease	(50,982)	$ (279,101)	(683,170)	$ (3,928,416)
26

Eaton Vance
Government Opportunities Fund
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

	Six Months Ended April 30, 2023 (Unaudited)		Year Ended October 31, 2022
	Shares	Amount	Shares	Amount
Class I
Sales	16,498,456	$ 90,375,424	43,065,146	$ 248,866,727
Issued to shareholders electing to receive payments of distributions in Fund shares	1,089,403	5,957,897	750,078	4,345,848
Redemptions	(10,132,861)	(55,636,599)	(38,614,717)	(225,559,952)
Net increase	7,454,998	$ 40,696,722	5,200,507	$ 27,652,623
Class R
Sales	764,879	$ 4,195,838	6,749,117	$ 39,539,347
Issued to shareholders electing to receive payments of distributions in Fund shares	197,327	1,075,313	162,498	935,762
Redemptions	(1,981,089)	(10,850,808)	(7,224,766)	(42,277,315)
Net decrease	(1,018,883)	$ (5,579,657)	(313,151)	$ (1,802,206)
8  Financial Instruments
The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include futures contracts, written swaptions and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2023 is included in the Portfolio of Investments. At April 30, 2023, the Fund had sufficient cash and/or securities to cover commitments under these contracts.
In the normal course of pursuing its investment objective, the Fund is subject to the following risks:
Interest Rate Risk: Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund utilizes futures contracts and interest rate swaps and swaptions to enhance total return, to change the overall duration of the Fund and/or to hedge against fluctuations in securities prices due to changes in interest rates.
Credit Risk: The Fund enters into credit default swap contracts to manage certain investment risks and/or to enhance total return.
The Fund enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At April 30, 2023, the Fund had no open derivatives with credit-related contingent features in a net liability position.
The OTC derivatives in which the Fund invests (except for written options and swaptions as the Fund, not the counterparty, is obligated to perform) are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Fund of any net liability owed to it.
The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an
27

Eaton Vance
Government Opportunities Fund
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Fund, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at April 30, 2023 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 12) at April 30, 2023.
The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at April 30, 2023 was as follows:
Fair Value
Derivative	Asset Derivative	Liability Derivative
Purchased swaptions	$ 41,517(1)	$ —
Futures contracts	1,739,797 (2)	—
Swap contracts	13,173,238 (2)	—
Total	$14,954,552	$ —
Derivatives not subject to master netting or similar agreements	$14,913,035	$ —
Total Derivatives subject to master netting or similar agreements	$ 41,517	$ —
(1)	Statement of Asset and Liabilities location: Unaffiliated investments, at value.
(2)	Only the current day’s variation margin on open futures contracts and centrally cleared swap contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts and centrally cleared swap contracts, as applicable.
The Fund's derivative assets at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following table presents the Fund's derivative assets by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Fund for such assets as of April 30, 2023.
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)
Bank of America, N.A.	$41,517	$ —	$ —	$(41,517)	$ —
(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount due from the counterparty in the event of default.
28

Eaton Vance
Government Opportunities Fund
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended April 30, 2023 was as follows:
Risk	Derivative	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Credit	Swap contracts	$ (1,071,736)(1)	$ 696,181(2)
Interest Rate	Purchased swaptions	(365,194) (3)	(4,978,252) (4)
Interest Rate	Written options and swaptions	1,543,183 (5)	236,878 (6)
Interest Rate	Futures contracts	(2,041,787) (7)	1,971,376 (8)
Interest Rate	Swap contracts	560,626 (1)	(2,721,818) (2)
Total		$(1,374,908)	$(4,795,635)
(1)	Statement of Operations location: Net realized gain (loss): Swap contracts.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation): Swap contracts.
(3)	Statement of Operations location: Net realized gain (loss): Investment transactions.
(4)	Statement of Operations location: Change in unrealized appreciation (depreciation): Investments.
(5)	Statement of Operations location: Net realized gain (loss): Written options and swaptions.
(6)	Statement of Operations location: Change in unrealized appreciation (depreciation): Written options and swaptions.
(7)	Statement of Operations location: Net realized gain (loss): Futures contracts.
(8)	Statement of Operations location: Change in unrealized appreciation (depreciation): Futures contracts.
The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended April 30, 2023, which are indicative of the volume of these derivative types, were approximately as follows:
Futures Contracts — Long	Futures Contracts — Short	Purchased Swaptions	Written Options and Swaptions	Swap Contracts
$61,516,000	$2,270,000	$66,857,000	$100,429,000	$133,071,000
9  Line of Credit
The Fund participates with other portfolios and funds managed by BMR and its affiliates in a $725 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 24, 2023. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2022, an arrangement fee totaling $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended April 30, 2023.
29

Eaton Vance
Government Opportunities Fund
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

10  Reverse Repurchase Agreements
Reverse repurchase agreements outstanding as of April 30, 2023 were as follows:
Counterparty	Trade Date	Maturity Date	Interest Rate Paid (Received)	Principal Amount	Value Including Accrued Interest
MUFG Securities Americas, Inc.	3/23/23	5/5/23	5.10%	$999,313	$1,004,619
For the six months ended April 30, 2023, the average borrowings under settled reverse repurchase agreements and the average annual interest rate paid were approximately $22,094,520 and 4.73%, respectively. Based on the short-term nature of the borrowings under the reverse repurchase agreements, the carrying value of the payable for reverse repurchase agreements approximated its fair value at April 30, 2023. If measured at fair value, borrowings under the reverse repurchase agreements would have been considered as Level 2 in the fair value hierarchy (see Note 12) at April 30, 2023.
Reverse repurchase agreements entered into by the Fund are subject to Master Repurchase Agreements (MRA), which permit the Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund.
The following table presents the Fund’s reverse repurchase agreements net of amounts available for offset under an MRA and net of the related collateral pledged by the Fund as of April 30, 2023.
Counterparty	Reverse Repurchase Agreements	Assets Available for Offset	Securities Collateral Pledged(a)	Net Amount(b)
MUFG Securities Americas, Inc.	$(1,004,619)	$ —	$1,004,619	$ —
(a)	In some instances, the total collateral pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount payable to the counterparty in the event of default.
11  Affiliated Investments
At April 30, 2023, the value of the Fund's investment in funds that may be deemed to be affiliated was $20,062,260, which represents 4.5% of the Fund's net assets. Transactions in such investments by the Fund for the six months ended April 30, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$83,859,312	$190,929,947	$(254,726,999)	$ —	$ —	$20,062,260	$700,089	20,062,260
12  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
30

Eaton Vance
Government Opportunities Fund
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At April 30, 2023, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$ 10,596,698	$ —	$ 10,596,698
Collateralized Mortgage Obligations	—	166,325,153	—	166,325,153
Commercial Mortgage-Backed Securities	—	1,522,389	—	1,522,389
U.S. Government Agency Commercial Mortgage-Backed Securities	—	2,826,074	—	2,826,074
U.S. Government Agency Mortgage-Backed Securities	—	334,295,633	—	334,295,633
U.S. Government Guaranteed Small Business Administration Loans	—	1,611,585	—	1,611,585
U.S. Department of Agriculture Loans	—	6,625,883	—	6,625,883
Short-Term Investments	20,062,260	—	—	20,062,260
Purchased Interest Rate Swaptions	—	41,517	—	41,517
Total Investments	$ 20,062,260	$ 523,844,932	$ —	$543,907,192
Futures Contracts	$ 1,739,797	$ —	$ —	$ 1,739,797
Swap Contracts	—	13,173,238	—	13,173,238
Total	$ 21,802,057	$ 537,018,170	$ —	$558,820,227
13  Risks and Uncertainties
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks of disease, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and industries, and could continue to affect the market in significant and unforeseen ways. Other epidemics and pandemics that may arise in the future may have similar effects. Any such impact could adversely affect the Fund’s performance, or the performance of the securities in which the Fund invests.
31

Eaton Vance
Government Opportunities Fund
April 30, 2023
Officers and Trustees

Officers
Eric A. Stein President	Nicholas S. Di Lorenzo Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Richard F. Froio Chief Compliance Officer
James F. Kirchner Treasurer
Trustees
George J. Gorman Chairperson
Alan C. Bowser
Thomas E. Faust Jr.*
Mark R. Fetting
Cynthia E. Frost
Valerie A. Mosley
Anchal Pachnanda*(1)
Keith Quinton
Marcus L. Smith
Susan J. Sutherland
Scott E. Wennerholm
Nancy A. Wiser

*	Interested Trustee
(1)	Ms. Pachnanda began serving as Trustee effective April 1, 2023.
32

Eaton Vance Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
33

Eaton Vance Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
34

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.
35

This Page Intentionally Left Blank

Investment Adviser
Boston Management and Research
Two International Place
Boston, MA 02110
Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 534439
Pittsburgh, PA 15253-4439
(800) 262-1122
Fund Offices
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7692    4.30.23

Eaton Vance
High Income Opportunities Fund
Semiannual Report
April 30, 2023

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund's adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2023
Eaton Vance
High Income Opportunities Fund

Eaton Vance
High Income Opportunities Fund
April 30, 2023
Performance

Portfolio Manager(s) Kelley Gerrity, Stephen C. Concannon, CFA and Jeffrey D. Mueller
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	03/11/2004	08/19/1986	6.67%	2.36%	3.74%	4.25%
Class A with 3.25% Maximum Sales Charge	—	—	3.25	(0.94)	3.05	3.90
Class C at NAV	06/08/1994	08/19/1986	6.25	1.52	2.94	3.64
Class C with 1% Maximum Deferred Sales Charge	—	—	5.25	0.56	2.94	3.64
Class I at NAV	10/01/2009	08/19/1986	6.81	2.63	3.95	4.51

ICE BofA U.S. High Yield Index	—	—	5.88%	1.04%	3.12%	3.93%
ICE BofA U.S. High Yield Constrained Index	—	—	5.88	1.03	3.10	3.93
% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I
	0.91%	1.66%	0.66%
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
2

Eaton Vance
High Income Opportunities Fund
April 30, 2023
Fund Profile

Credit Quality (% of total investments)[1]
Footnotes:
Fund invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.
[1]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. For purposes of ratings restrictions, the average of Moody’s, S&P and Fitch is used. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
3

Eaton Vance
High Income Opportunities Fund
April 30, 2023
Endnotes and Additional Disclosures

[1]	ICE BofA U.S. High Yield Index is an unmanaged index of below-investment grade U.S. corporate bonds. ICE BofA U.S. High Yield Constrained Index is an unmanaged index of below-investment grade U.S. corporate bonds, with issuer exposure capped at 2%. ICE® BofA® indices are not for redistribution or other uses; provided “as is”, without warranties, and with no liability. Eaton Vance has prepared this report and ICE Data Indices, LLC does not endorse it, or guarantee, review, or endorse Eaton Vance’s products. BofA® is a licensed registered trademark of Bank of America Corporation in the United States and other countries. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years. Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase.
[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
Fund profile subject to change due to active management.
4

Eaton Vance
High Income Opportunities Fund
April 30, 2023
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2022 to April 30, 2023).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (11/1/22)	Ending Account Value (4/30/23)	Expenses Paid During Period* (11/1/22 – 4/30/23)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,066.70	$4.92	0.96%
Class C	$1,000.00	$1,062.50	$8.74	1.71%
Class I	$1,000.00	$1,068.10	$3.64	0.71%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.03	$4.81	0.96%
Class C	$1,000.00	$1,016.32	$8.55	1.71%
Class I	$1,000.00	$1,021.27	$3.56	0.71%
*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2022. The Example reflects the expenses of both the Fund and the Portfolio.
5

Eaton Vance
High Income Opportunities Fund
April 30, 2023
Statement of Assets and Liabilities (Unaudited)

April 30, 2023
Assets
Investment in High Income Opportunities Portfolio, at value (identified cost $825,985,537)	$ 799,737,323
Receivable for Fund shares sold	4,519,422
Total assets	$804,256,745
Liabilities
Payable for Fund shares redeemed	$ 4,447,877
Distributions payable	327,240
Payable to affiliates:
Distribution and service fees	62,431
Trustees' fees	43
Accrued expenses	286,177
Total liabilities	$ 5,123,768
Net Assets	$799,132,977
Sources of Net Assets
Paid-in capital	$ 835,408,670
Accumulated loss	(36,275,693)
Net Assets	$799,132,977
Class A Shares
Net Assets	$ 204,965,547
Shares Outstanding	50,381,151
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 4.07
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$ 4.21
Class C Shares
Net Assets	$ 23,876,529
Shares Outstanding	5,860,942
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 4.07
Class I Shares
Net Assets	$ 570,290,901
Shares Outstanding	140,010,680
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 4.07
On sales of $100,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
6
See Notes to Financial Statements.

Eaton Vance
High Income Opportunities Fund
April 30, 2023
Statement of Operations (Unaudited)

Six Months Ended
April 30, 2023
Investment Income
Dividend income allocated from Portfolio (net of foreign taxes withheld of $445)	$ 975,004
Interest and other income allocated from Portfolio	22,628,872
Expenses allocated from Portfolio	(1,951,968)
Total investment income from Portfolio	$21,651,908
Expenses
Distribution and service fees:
Class A	$ 245,582
Class C	122,504
Trustees’ fees and expenses	251
Custodian fee	24,172
Transfer and dividend disbursing agent fees	435,723
Legal and accounting services	19,993
Printing and postage	107,805
Registration fees	48,803
Miscellaneous	6,443
Total expenses	$ 1,011,276
Net investment income	$20,640,632
Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss):
Investment transactions	$ 16,967,167
Securities sold short	(151,823)
Foreign currency transactions	3,113
Forward foreign currency exchange contracts	(1,143,219)
Net realized gain	$15,675,238
Change in unrealized appreciation (depreciation):
Investments	$ 11,660,370
Foreign currency	(74,054)
Forward foreign currency exchange contracts	12,454
Net change in unrealized appreciation (depreciation)	$11,598,770
Net realized and unrealized gain	$27,274,008
Net increase in net assets from operations	$47,914,640
7
See Notes to Financial Statements.

Eaton Vance
High Income Opportunities Fund
April 30, 2023
Statements of Changes in Net Assets

	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 20,640,632	$ 31,560,711
Net realized gain (loss)	15,675,238	(3,209,893)
Net change in unrealized appreciation (depreciation)	11,598,770	(91,169,363)
Net increase (decrease) in net assets from operations	$ 47,914,640	$ (62,818,545)
Distributions to shareholders:
Class A	$ (5,381,418)	$ (10,516,890)
Class C	(570,613)	(1,194,748)
Class I	(14,739,577)	(24,484,753)
Total distributions to shareholders	$ (20,691,608)	$ (36,196,391)
Tax return of capital to shareholders:
Class A	$ —	$ (339,864)
Class C	—	(38,238)
Class I	—	(804,758)
Total tax return of capital to shareholders	$ —	$ (1,182,860)
Transactions in shares of beneficial interest:
Class A	$ 8,821,516	$ (15,056,064)
Class C	(763,953)	(5,218,614)
Class I	80,299,951	60,820,323
Net increase in net assets from Fund share transactions	$ 88,357,514	$ 40,545,645
Net increase (decrease) in net assets	$115,580,546	$ (59,652,151)
Net Assets
At beginning of period	$ 683,552,431	$ 743,204,582
At end of period	$799,132,977	$683,552,431
8
See Notes to Financial Statements.

Eaton Vance
High Income Opportunities Fund
April 30, 2023
Financial Highlights

	Class A
	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31,
		2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 3.920	$ 4.520	$ 4.210	$ 4.400	$ 4.330	$ 4.560
Income (Loss) From Operations
Net investment income(1)	$ 0.109	$ 0.185	$ 0.196	$ 0.206	$ 0.227	$ 0.233
Net realized and unrealized gain (loss)	0.150	(0.565)	0.340	(0.157)	0.081	(0.225)
Total income (loss) from operations	$ 0.259	$ (0.380)	$ 0.536	$ 0.049	$ 0.308	$ 0.008
Less Distributions
From net investment income	$ (0.109)	$ (0.213)	$ (0.179)	$ (0.207)	$ (0.238)	$ (0.238)
Tax return of capital	—	(0.007)	(0.047)	(0.032)	—	—
Total distributions	$ (0.109)	$ (0.220)	$ (0.226)	$ (0.239)	$ (0.238)	$ (0.238)
Net asset value — End of period	$ 4.070	$ 3.920	$ 4.520	$ 4.210	$ 4.400	$ 4.330
Total Return(2)	6.67% (3)	(8.59)%	12.93%	1.26%	7.31%	0.17%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$204,966	$188,765	$233,330	$226,927	$269,795	$287,457
Ratios (as a percentage of average daily net assets):(4)
Expenses	0.96% (5)(6)	0.91% (5)	0.90%	0.93%	0.91%	0.87%
Net investment income	5.47% (6)	4.39%	4.39%	4.87%	5.22%	5.24%
Portfolio Turnover of the Portfolio	16% (3)	19%	64%	67%	32%	39%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(5)	Includes a reduction by the investment adviser of a portion of the Portfolio's adviser fee due to the Portfolio's investment in the Liquidity Fund (equal to less than 0.01% and less than 0.005% of average daily net assets for the six months ended April 30, 2023 and the year ended October 31, 2022, respectively).
(6)	Annualized.
9
See Notes to Financial Statements.

Eaton Vance
High Income Opportunities Fund
April 30, 2023
Financial Highlights   — continued

	Class C
	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31,
		2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 3.920	$ 4.520	$ 4.210	$ 4.400	$ 4.330	$ 4.560
Income (Loss) From Operations
Net investment income(1)	$ 0.094	$ 0.153	$ 0.162	$ 0.174	$ 0.195	$ 0.200
Net realized and unrealized gain (loss)	0.149	(0.566)	0.341	(0.159)	0.080	(0.225)
Total income (loss) from operations	$ 0.243	$ (0.413)	$ 0.503	$ 0.015	$ 0.275	$ (0.025)
Less Distributions
From net investment income	$ (0.093)	$ (0.181)	$ (0.153)	$ (0.178)	$ (0.205)	$ (0.205)
Tax return of capital	—	(0.006)	(0.040)	(0.027)	—	—
Total distributions	$ (0.093)	$ (0.187)	$ (0.193)	$ (0.205)	$ (0.205)	$ (0.205)
Net asset value — End of period	$ 4.070	$ 3.920	$ 4.520	$ 4.210	$ 4.400	$ 4.330
Total Return(2)	6.25% (3)	(9.31)%	12.09%	0.45%	6.49%	(0.58)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$23,877	$23,724	$32,926	$37,680	$55,246	$95,312
Ratios (as a percentage of average daily net assets):(4)
Expenses	1.71% (5)(6)	1.66% (5)	1.65%	1.68%	1.67%	1.63%
Net investment income	4.72% (6)	3.62%	3.64%	4.12%	4.50%	4.49%
Portfolio Turnover of the Portfolio	16% (3)	19%	64%	67%	32%	39%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(5)	Includes a reduction by the investment adviser of a portion of the Portfolio's adviser fee due to the Portfolio's investment in the Liquidity Fund (equal to less than 0.01% and less than 0.005% of average daily net assets for the six months ended April 30, 2023 and the year ended October 31, 2022, respectively).
(6)	Annualized.
10
See Notes to Financial Statements.

Eaton Vance
High Income Opportunities Fund
April 30, 2023
Financial Highlights   — continued

	Class I
	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31,
		2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 3.920	$ 4.520	$ 4.220	$ 4.410	$ 4.340	$ 4.570
Income (Loss) From Operations
Net investment income(1)	$ 0.114	$ 0.196	$ 0.208	$ 0.216	$ 0.238	$ 0.245
Net realized and unrealized gain (loss)	0.151	(0.565)	0.329	(0.156)	0.081	(0.226)
Total income (loss) from operations	$ 0.265	$ (0.369)	$ 0.537	$ 0.060	$ 0.319	$ 0.019
Less Distributions
From net investment income	$ (0.115)	$ (0.224)	$ (0.188)	$ (0.217)	$ (0.249)	$ (0.249)
Tax return of capital	—	(0.007)	(0.049)	(0.033)	—	—
Total distributions	$ (0.115)	$ (0.231)	$ (0.237)	$ (0.250)	$ (0.249)	$ (0.249)
Net asset value — End of period	$ 4.070	$ 3.920	$ 4.520	$ 4.220	$ 4.410	$ 4.340
Total Return(2)	6.81% (3)	(8.36)%	12.93%	1.52%	7.57%	0.42%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$570,291	$471,064	$476,949	$534,500	$549,842	$614,306
Ratios (as a percentage of average daily net assets):(4)
Expenses	0.71% (5)(6)	0.66% (5)	0.65%	0.68%	0.66%	0.62%
Net investment income	5.72% (6)	4.65%	4.65%	5.10%	5.47%	5.49%
Portfolio Turnover of the Portfolio	16% (3)	19%	64%	67%	32%	39%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(5)	Includes a reduction by the investment adviser of a portion of the Portfolio's adviser fee due to the Portfolio's investment in the Liquidity Fund (equal to less than 0.01% and less than 0.005% of average daily net assets for the six months ended April 30, 2023 and the year ended October 31, 2022, respectively).
(6)	Annualized.
11
See Notes to Financial Statements.

Eaton Vance
High Income Opportunities Fund
April 30, 2023
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance High Income Opportunities Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in High Income Opportunities Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objectives and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (74.4% at April 30, 2023). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.
B  Income—The Fund's net investment income or loss consists of the Fund's pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.
C  Federal Taxes—The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
As of April 30, 2023, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
D  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
E  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
F  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
G  Other—Investment transactions are accounted for on a trade date basis.
H  Interim Financial Statements—The interim financial statements relating to April 30, 2023 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
12

Eaton Vance
High Income Opportunities Fund
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

2  Distributions to Shareholders and Income Tax Information
The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains are made at least annually. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
At October 31, 2022, the Fund, for federal income tax purposes, had deferred capital losses of $24,164,181 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at October 31, 2022, $1,184,691 are short-term and $22,979,490 are long-term.
3  Investment Adviser Fee and Other Transactions with Affiliates
Pursuant to an investment advisory agreement with Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, the Fund pays an investment adviser fee on its daily net assets that are not invested in other investment companies, and on its daily gross income that is not derived from other investment companies, for which EVM or its affiliates serve as investment adviser and receive an advisory fee at a per annum rate as follows and is payable monthly:
Total Daily Net Assets	Annual Asset Rate	Daily Income Rate
Up to $500 million	0.300%	3.000%
$500 million but less than $1 billion	0.275%	2.750%
$1 billion but less than $1.5 billion	0.250%	2.500%
$1.5 billion but less than $2 billion	0.225%	2.250%
$2 billion but less than $3 billion	0.200%	2.000%
$3 billion and over	0.175%	1.750%
For the six months ended April 30, 2023, the Fund incurred no investment adviser fee on such assets. Pursuant to an investment sub-advisory agreement, EVM has delegated a portion of the investment management of the Fund to Eaton Vance Advisers International Ltd. (EVAIL), an affiliate of EVM. EVM pays EVAIL a portion of its investment adviser fee for sub-advisory services provided to the Fund. To the extent that the Fund’s assets are invested in the Portfolio, the Fund is allocated its share of the Portfolio’s investment adviser fee. The Portfolio has engaged Boston Management and Research (BMR) to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. EVM also serves as the administrator of the Fund, but receives no compensation.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2023, EVM earned $42,079 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund's principal underwriter, received $3,287 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2023. The Fund was informed that Morgan Stanley affiliated broker-dealers, which may be deemed to be affiliates of EVM, BMR and EVD, also received a portion of the sales charge on sales of Class A Fund shares for the six months ended April 30, 2023 in the amount of $20. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).
Trustees and officers of the Fund who are members of EVM’s or BMR's organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.
4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2023 amounted to $245,582 for Class A shares.
13

Eaton Vance
High Income Opportunities Fund
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2023, the Fund paid or accrued to EVD $91,878 for Class C shares.
Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2023 amounted to $30,626 for Class C shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 0.75% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended April 30, 2023, the Fund was informed that EVD received approximately $8,000 and $2,000 of CDSCs paid by Class A and Class C shareholders, respectively.
6  Investment Transactions
For the six months ended April 30, 2023, increases and decreases in the Fund's investment in the Portfolio aggregated $125,720,904 and $59,573,216, respectively.
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions for all periods presented, were as follows:
	Six Months Ended April 30, 2023 (Unaudited)		Year Ended October 31, 2022
	Shares	Amount	Shares	Amount
Class A
Sales	9,849,543	$ 39,760,802	12,855,827	$ 54,485,167
Issued to shareholders electing to receive payments of distributions in Fund shares	1,102,847	4,450,544	2,136,365	8,927,869
Redemptions	(8,758,078)	(35,389,830)	(18,460,061)	(78,469,100)
Net increase (decrease)	2,194,312	$ 8,821,516	(3,467,869)	$ (15,056,064)
Class C
Sales	1,006,337	$ 4,042,289	1,179,357	$ 4,855,528
Issued to shareholders electing to receive payments of distributions in Fund shares	133,606	539,691	277,417	1,162,686
Redemptions	(1,328,879)	(5,345,933)	(2,691,624)	(11,236,828)
Net decrease	(188,936)	$ (763,953)	(1,234,850)	$ (5,218,614)
14

Eaton Vance
High Income Opportunities Fund
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

	Six Months Ended April 30, 2023 (Unaudited)		Year Ended October 31, 2022
	Shares	Amount	Shares	Amount
Class I
Sales	45,435,551	$ 183,132,507	59,543,964	$ 249,072,640
Issued to shareholders electing to receive payments of distributions in Fund shares	3,424,129	13,836,846	5,662,096	23,620,177
Redemptions	(28,953,163)	(116,669,402)	(50,556,729)	(211,872,494)
Net increase	19,906,517	$ 80,299,951	14,649,331	$ 60,820,323
15

High Income Opportunities Portfolio
April 30, 2023
Portfolio of Investments (Unaudited)

Asset-Backed Securities — 1.7%
Security	Principal Amount (000's omitted)	Value
Ares LVlll CLO, Ltd., Series 2020-58A, Class ER, 11.686%, (3 mo. SOFR + 6.70%), 1/15/35(1)(2)	$2,000	$ 1,761,098
Atlas Senior Loan Fund XX, Ltd., Series 2022-20A, Class B1, 8.178%, (3 mo. SOFR + 3.15%), 10/19/35(1)(2)	2,500	2,505,030
Benefit Street Partners CLO XVII, Ltd., Series 2019-17A, Class ER, 11.61%, (3 mo. USD LIBOR + 6.35%), 7/15/32(1)(2)	1,000	918,749
Benefit Street Partners CLO XXV, Ltd., Series 2021-25A, Class E, 12.11%, (3 mo. USD LIBOR + 6.85%), 1/15/35(1)(2)	2,000	1,892,980
Canyon Capital CLO, Ltd., Series 2022-1A, Class E, 11.382%, (3 mo. SOFR + 6.40%), 4/15/35(1)(2)	2,000	1,778,970
Carlyle US CLO, Ltd., Series 2019-4A, Class DR, 11.586%, (3 mo. SOFR + 6.60%), 4/15/35(1)(2)	2,000	1,760,132
Golub Capital Partners CLO 50B-R, Ltd., Series 2020-50A, Class ER, 12.149%, (3 mo. SOFR + 7.10%), 4/20/35(1)(2)	2,000	1,828,016
Madison Park Funding LIX, Ltd., Series 2021-59A, Class E, 11.862%, (3 mo. USD LIBOR + 6.60%), 1/18/34(1)(2)	2,000	1,874,700
Madison Park Funding XXXVII, Ltd., Series 2019-37A, Class ER, 11.41%, (3 mo. USD LIBOR + 6.15%), 7/15/33(1)(2)	1,000	936,912
Wellfleet CLO, Ltd.:
Series 2021-2A, Class E, 12.22%, (3 mo. USD LIBOR + 6.96%), 7/15/34(1)(2)	2,000	1,614,874
Series 2021-3A, Class E, 12.36%, (3 mo. USD LIBOR + 7.10%), 1/15/35(1)(2)	2,000	1,707,088
Total Asset-Backed Securities (identified cost $20,411,222)		$ 18,578,549

Common Stocks — 1.3%
Security	Shares	Value
Energy — 0.4%
Ascent CNR Corp., Class A(3)(4)(5)	6,273,462	$ 1,254,692
Energy Transfer, L.P.	280,000	3,606,400
		$ 4,861,092
Environmental — 0.4%
GFL Environmental, Inc.	105,500	$ 3,829,650
		$ 3,829,650
Gaming — 0.3%
Caesars Entertainment, Inc.(4)	60,000	$ 2,717,400
Security	Shares	Value
Gaming (continued)
New Cotai Participation Corp., Class B(3)(4)(5)	7	$ 0
		$ 2,717,400
Leisure — 0.0%(6)
iFIT Health and Fitness, Inc.(3)(4)(5)	514,080	$ 359,856
		$ 359,856
Technology — 0.0%(6)
Riverbed Technology, Inc.(4)(7)	35,977	$ 18,079
		$ 18,079
Utility — 0.2%
NextEra Energy Partners, L.P.	45,000	$ 2,587,950
		$ 2,587,950
Total Common Stocks (identified cost $14,631,455)		$ 14,374,027

Convertible Bonds — 0.5%
Security	Principal Amount (000's omitted)	Value
Containers — 0.3%
CryoPort, Inc., 0.75%, 12/1/26(1)	$4,245	$ 3,345,604
		$ 3,345,604
Leisure — 0.2%
Peloton Interactive, Inc., 0.00%, 2/15/26	$3,289	$ 2,453,486
		$ 2,453,486
Total Convertible Bonds (identified cost $6,395,479)		$ 5,799,090

Convertible Preferred Stocks — 0.0%(6)
Security	Shares	Value
Technology — 0.0%(6)
Riverbed Technology, Inc., Series A, 6.50%, (1.50% cash, 5.00% PIK)(7)	22,350	$ 5,699
Total Convertible Preferred Stocks (identified cost $670,487)		$ 5,699

16

High Income Opportunities Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Corporate Bonds — 86.7%
Security	Principal Amount* (000's omitted)	Value
Aerospace — 3.4%
Bombardier, Inc.:
7.125%, 6/15/26(1)	2,033	$ 2,028,745
7.875%, 4/15/27(1)	1,357	1,354,572
BWX Technologies, Inc.:
4.125%, 6/30/28(1)	1,501	1,381,133
4.125%, 4/15/29(1)	1,016	920,608
Moog, Inc., 4.25%, 12/15/27(1)	2,796	2,632,993
Rolls-Royce PLC, 5.75%, 10/15/27(1)	4,991	4,986,206
Science Applications International Corp., 4.875%, 4/1/28(1)	3,792	3,582,833
Spirit AeroSystems, Inc.:
4.60%, 6/15/28	1,081	918,266
9.375%, 11/30/29(1)	1,902	2,046,860
TransDigm UK Holdings PLC, 6.875%, 5/15/26	1,585	1,596,989
TransDigm, Inc.:
4.625%, 1/15/29	1,677	1,519,781
5.50%, 11/15/27	3,914	3,762,375
6.25%, 3/15/26(1)	4,436	4,463,912
6.75%, 8/15/28(1)	3,504	3,562,836
7.50%, 3/15/27	1,705	1,715,888
		$ 36,473,997
Air Transportation — 1.3%
American Airlines, Inc., 7.25%, 2/15/28(1)	908	$ 883,968
American Airlines, Inc./AAdvantage Loyalty IP, Ltd.:
5.50%, 4/20/26(1)	2,780	2,733,140
5.75%, 4/20/29(1)	3,580	3,406,639
United Airlines, Inc.:
4.375%, 4/15/26(1)	1,156	1,105,395
4.625%, 4/15/29(1)	1,799	1,630,032
VistaJet Malta Finance PLC/XO Management Holding, Inc., 6.375%, 2/1/30(1)	5,300	4,591,045
		$ 14,350,219
Automotive & Auto Parts — 2.7%
Ford Motor Co.:
3.25%, 2/12/32	6,249	$ 4,851,828
4.75%, 1/15/43	2,651	1,994,954
7.45%, 7/16/31	794	836,569
9.625%, 4/22/30	350	407,449
Ford Motor Credit Co., LLC:
2.90%, 2/16/28	568	492,400
Security	Principal Amount* (000's omitted)	Value
Automotive & Auto Parts (continued)
Ford Motor Credit Co., LLC: (continued)
3.37%, 11/17/23	881	$ 867,192
3.625%, 6/17/31	2,065	1,704,823
3.815%, 11/2/27	4,294	3,856,766
4.00%, 11/13/30	1,461	1,254,226
4.125%, 8/17/27	6,184	5,681,945
4.271%, 1/9/27	752	697,393
5.584%, 3/18/24	403	401,092
Goodyear Tire & Rubber Co. (The):
5.00%, 7/15/29	1,995	1,765,819
5.25%, 7/15/31	735	634,599
Real Hero Merger Sub 2, Inc., 6.25%, 2/1/29(1)	2,587	1,949,304
Wheel Pros, Inc., 6.50%, 5/15/29(1)	3,302	1,568,450
		$ 28,964,809
Banking & Thrifts — 0.2%
JPMorgan Chase & Co., Series HH, 4.60% to 2/1/25(8)(9)	2,385	$ 2,218,050
		$ 2,218,050
Broadcasting — 1.8%
Audacy Capital Corp., 6.75%, 3/31/29(1)	2,316	$ 175,785
Banijay Entertainment SASU, 5.375%, 3/1/25(1)	2,022	1,973,958
Netflix, Inc., 5.875%, 2/15/25	2,155	2,188,719
Playtika Holding Corp., 4.25%, 3/15/29(1)	2,349	1,998,764
Sirius XM Radio, Inc.:
3.125%, 9/1/26(1)	1,394	1,249,066
3.875%, 9/1/31(1)	1,401	1,060,264
4.125%, 7/1/30(1)	3,608	2,897,973
5.00%, 8/1/27(1)	2,980	2,744,473
Townsquare Media, Inc., 6.875%, 2/1/26(1)	2,038	1,902,290
Univision Communications, Inc.:
4.50%, 5/1/29(1)	1,183	1,020,649
7.375%, 6/30/30(1)	1,804	1,732,833
		$ 18,944,774
Building Materials — 2.0%
Builders FirstSource, Inc.:
4.25%, 2/1/32(1)	3,014	$ 2,644,304
5.00%, 3/1/30(1)	2,685	2,511,540
Masonite International Corp., 5.375%, 2/1/28(1)	1,059	1,020,818
MIWD Holdco II, LLC/MIWD Finance Corp., 5.50%, 2/1/30(1)	2,025	1,703,450
PGT Innovations, Inc., 4.375%, 10/1/29(1)	2,368	2,149,374
Smyrna Ready Mix Concrete, LLC, 6.00%, 11/1/28(1)	5,000	4,685,857

17

High Income Opportunities Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Building Materials (continued)
Standard Industries, Inc.:
2.25%, 11/21/26(10)	EUR	2,443	$ 2,370,487
3.375%, 1/15/31(1)		863	683,959
4.375%, 7/15/30(1)		2,932	2,534,373
5.00%, 2/15/27(1)		690	660,937
			$ 20,965,099
Cable & Satellite TV — 1.9%
CCO Holdings, LLC/CCO Holdings Capital Corp.:
4.50%, 8/15/30(1)		5,982	$ 5,029,663
4.50%, 5/1/32		2,500	2,004,536
4.75%, 3/1/30(1)		4,255	3,666,815
4.75%, 2/1/32(1)		1,825	1,512,179
5.00%, 2/1/28(1)		1,895	1,754,898
5.375%, 6/1/29(1)		868	797,056
6.375%, 9/1/29(1)		3,715	3,533,929
DISH Network Corp., 11.75%, 11/15/27(1)		2,454	2,320,869
			$ 20,619,945
Capital Goods — 1.3%
Chart Industries, Inc., 9.50%, 1/1/31(1)		4,038	$ 4,279,957
Madison IAQ, LLC, 5.875%, 6/30/29(1)		3,851	3,018,068
Patrick Industries, Inc.:
4.75%, 5/1/29(1)		3,142	2,736,823
7.50%, 10/15/27(1)		415	408,377
Roller Bearing Co. of America, Inc., 4.375%, 10/15/29(1)		3,847	3,494,293
			$ 13,937,518
Chemicals — 2.6%
ASP Unifrax Holdings, Inc., 5.25%, 9/30/28(1)		2,220	$ 1,831,500
Avient Corp., 7.125%, 8/1/30(1)		2,496	2,553,286
Compass Minerals International, Inc., 6.75%, 12/1/27(1)		3,935	3,777,629
Herens Holdco S.a.r.l., 4.75%, 5/15/28(1)		2,171	1,802,147
Herens Midco S.a.r.l., 5.25%, 5/15/29(10)	EUR	3,000	2,239,811
NOVA Chemicals Corp.:
4.25%, 5/15/29(1)		2,428	1,965,905
4.875%, 6/1/24(1)		1,632	1,608,422
Nufarm Australia, Ltd./Nufarm Americas, Inc., 5.00%, 1/27/30(1)		3,494	3,108,884
SPCM S.A.:
2.625%, 2/1/29(10)	EUR	2,960	2,835,983
2.625%, 2/1/29(1)	EUR	250	239,526
Valvoline, Inc., 3.625%, 6/15/31(1)		2,654	2,209,190
Security	Principal Amount* (000's omitted)		Value
Chemicals (continued)
W.R. Grace Holdings, LLC:
4.875%, 6/15/27(1)		1,829	$ 1,739,287
7.375%, 3/1/31(1)		2,211	2,218,194
			$ 28,129,764
Consumer Products — 1.4%
CD&R Smokey Buyer, Inc., 6.75%, 7/15/25(1)		790	$ 697,175
Central Garden & Pet Co.:
4.125%, 10/15/30		1,215	1,042,756
5.125%, 2/1/28		1,391	1,319,038
Diamond BC B.V., 4.625%, 10/1/29(1)		3,360	3,304,403
Edgewell Personal Care Co., 4.125%, 4/1/29(1)		2,936	2,603,825
Energizer Gamma Acquisition B.V., 3.50%, 6/30/29(10)	EUR	2,600	2,275,139
Tempur Sealy International, Inc., 3.875%, 10/15/31(1)		3,954	3,283,651
			$ 14,525,987
Containers — 1.5%
Ardagh Metal Packaging Finance USA, LLC/Ardagh Metal Packaging Finance PLC:
3.00%, 9/1/29(10)	EUR	1,150	$ 934,407
4.00%, 9/1/29(1)		1,068	871,130
Ball Corp., 3.125%, 9/15/31		3,800	3,168,262
Canpack S.A./Canpack US, LLC, 3.875%, 11/15/29(1)		3,826	3,072,845
Crown Americas, LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/26		2,415	2,315,478
Sealed Air Corp./Sealed Air Corp. U.S., 6.125%, 2/1/28(1)		2,249	2,285,020
Trivium Packaging Finance B.V.:
5.50%, 8/15/26(1)		2,613	2,539,192
8.50%, 8/15/27(1)		1,500	1,450,272
			$ 16,636,606
Diversified Financial Services — 3.0%
AG TTMT Escrow Issuer, LLC, 8.625%, 9/30/27(1)		3,011	$ 3,098,394
Ally Financial, Inc., Series B, 4.70% to 5/15/26(8)(9)		3,182	2,356,669
Cargo Aircraft Management, Inc., 4.75%, 2/1/28(1)		2,114	1,899,831
Compass Group Diversified Holdings, LLC, 5.25%, 4/15/29(1)		2,786	2,510,179
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp.:
5.25%, 5/15/27		1,126	1,062,860
6.25%, 5/15/26		2,030	2,000,159
Jane Street Group/JSG Finance, Inc., 4.50%, 11/15/29(1)		3,426	3,069,572
Jefferson Capital Holdings, LLC, 6.00%, 8/15/26(1)		3,288	2,810,221

18

High Income Opportunities Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Diversified Financial Services (continued)
MSCI, Inc.:
3.625%, 9/1/30(1)	867	$ 749,205
3.875%, 2/15/31(1)	2,176	1,908,994
Oxford Finance, LLC/Oxford Finance Co-Issuer II, Inc., 6.375%, 2/1/27(1)	2,769	2,575,439
PRA Group, Inc., 7.375%, 9/1/25(1)	2,428	2,422,565
PROG Holdings, Inc., 6.00%, 11/15/29(1)	1,660	1,495,602
Rocket Mortgage, LLC/Rocket Mortgage Co.-Issuer, Inc.:
2.875%, 10/15/26(1)	2,036	1,815,116
3.625%, 3/1/29(1)	3,127	2,647,037
4.00%, 10/15/33(1)	425	333,057
		$ 32,754,900
Diversified Media — 1.9%
Arches Buyer, Inc.:
4.25%, 6/1/28(1)	1,226	$ 1,056,487
6.125%, 12/1/28(1)	2,905	2,523,021
Cars.com, Inc., 6.375%, 11/1/28(1)	3,521	3,321,081
Clear Channel Outdoor Holdings, Inc., 7.75%, 4/15/28(1)	3,782	2,873,980
CMG Media Corp., 8.875%, 12/15/27(1)	4,934	3,831,399
Match Group Holdings II, LLC, 3.625%, 10/1/31(1)	4,396	3,596,236
National CineMedia, LLC:
5.75%, 8/15/26(11)	1,660	51,842
5.875%, 4/15/28(1)(11)	2,260	816,425
Urban One, Inc., 7.375%, 2/1/28(1)	2,139	1,944,843
		$ 20,015,314
Energy — 9.9%
Aethon III BR, LLC, 12.40%, (1 mo. USD LIBOR + 7.50%), 10/1/25(2)	3,437	$ 3,426,153
Aethon United BR, L.P./Aethon United Finance Corp., 8.25%, 2/15/26(1)	3,039	2,954,292
Antero Midstream Partners, L.P./Antero Midstream Finance Corp.:
5.75%, 3/1/27(1)	3,242	3,140,307
7.875%, 5/15/26(1)	1,283	1,318,638
Archrock Partners, L.P./Archrock Partners Finance Corp., 6.25%, 4/1/28(1)	1,272	1,222,634
Callon Petroleum Co.:
7.50%, 6/15/30(1)	1,157	1,100,233
8.00%, 8/1/28(1)	3,002	2,965,280
Cheniere Energy Partners, L.P.:
4.00%, 3/1/31	2,552	2,285,764
4.50%, 10/1/29	1,896	1,786,149
Security	Principal Amount* (000's omitted)	Value
Energy (continued)
Cheniere Energy, Inc., 4.625%, 10/15/28	2,512	$ 2,396,700
Chord Energy Corp., 6.375%, 6/1/26(1)	1,560	1,556,379
CrownRock, L.P./CrownRock Finance, Inc., 5.00%, 5/1/29(1)	2,637	2,493,893
CVR Energy, Inc., 5.75%, 2/15/28(1)	4,038	3,613,485
DT Midstream, Inc., 4.125%, 6/15/29(1)	2,690	2,387,020
Energy Transfer, L.P., 5.00%, 5/15/50	2,087	1,774,103
EQM Midstream Partners, L.P.:
4.50%, 1/15/29(1)	2,111	1,796,749
4.75%, 1/15/31(1)	2,377	1,950,913
6.00%, 7/1/25(1)	410	403,330
6.50%, 7/1/27(1)	1,121	1,094,476
7.50%, 6/1/30(1)	1,881	1,827,779
Kinetik Holdings, L.P., 5.875%, 6/15/30(1)	3,659	3,509,127
Nabors Industries, Ltd., 7.50%, 1/15/28(1)	1,118	1,018,785
Neptune Energy Bondco PLC, 6.625%, 5/15/25(1)	5,066	5,000,497
New Fortress Energy, Inc., 6.50%, 9/30/26(1)	3,895	3,591,620
Occidental Petroleum Corp.:
6.125%, 1/1/31	1,739	1,820,011
6.20%, 3/15/40	736	756,639
8.50%, 7/15/27	3,859	4,253,197
8.875%, 7/15/30	3,417	4,018,290
Parkland Corp.:
4.50%, 10/1/29(1)	2,371	2,080,268
4.625%, 5/1/30(1)	2,389	2,081,497
Permian Resources Operating, LLC:
5.875%, 7/1/29(1)	4,333	4,104,753
7.75%, 2/15/26(1)	1,675	1,695,661
Plains All American Pipeline, L.P., Series B, 8.974%, (3 mo. USD LIBOR + 4.11%)(2)(8)	2,885	2,567,650
Precision Drilling Corp.:
6.875%, 1/15/29(1)	1,307	1,200,447
7.125%, 1/15/26(1)	1,095	1,064,790
Shelf Drilling Holdings, Ltd.:
8.25%, 2/15/25(1)	2,176	1,982,847
8.875%, 11/15/24(1)	630	630,630
Southwestern Energy Co.:
4.75%, 2/1/32	2,583	2,281,214
5.375%, 2/1/29(10)	2,500	1,870,130
Sunoco, L.P./Sunoco Finance Corp.:
4.50%, 5/15/29	1,297	1,169,971
4.50%, 4/30/30	2,000	1,787,278
Superior Plus, L.P./Superior General Partner, Inc., 4.50%, 3/15/29(1)	2,921	2,590,255
Tap Rock Resources, LLC, 7.00%, 10/1/26(1)	4,270	4,106,907

19

High Income Opportunities Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Energy (continued)
Transocean Poseidon, Ltd., 6.875%, 2/1/27(1)	1,259	$ 1,229,092
Transocean, Inc., 8.75%, 2/15/30(1)	1,342	1,355,420
Venture Global Calcasieu Pass, LLC:
3.875%, 8/15/29(1)	2,380	2,140,343
3.875%, 11/1/33(1)	1,117	943,070
4.125%, 8/15/31(1)	1,449	1,285,317
Weatherford International, Ltd., 8.625%, 4/30/30(1)	2,338	2,384,013
Western Midstream Operating, L.P.:
4.50%, 3/1/28	224	213,983
4.75%, 8/15/28	224	215,200
		$ 106,443,179
Entertainment & Film — 0.3%
Cinemark USA, Inc.:
5.25%, 7/15/28(1)	2,166	$ 1,933,528
5.875%, 3/15/26(1)	588	562,413
8.75%, 5/1/25(1)	247	252,272
		$ 2,748,213
Environmental — 1.8%
Clean Harbors, Inc.:
4.875%, 7/15/27(1)	1,029	$ 997,549
5.125%, 7/15/29(1)	1,117	1,074,811
6.375%, 2/1/31(1)	585	597,501
Covanta Holding Corp.:
4.875%, 12/1/29(1)	4,689	4,177,430
5.00%, 9/1/30	804	712,806
GFL Environmental, Inc.:
3.50%, 9/1/28(1)	5,074	4,617,650
3.75%, 8/1/25(1)	669	647,561
4.75%, 6/15/29(1)	7,293	6,794,814
		$ 19,620,122
Food & Drug Retail — 1.1%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons, L.P./Albertsons, LLC:
4.875%, 2/15/30(1)	2,492	$ 2,327,142
5.875%, 2/15/28(1)	1,807	1,791,134
Arko Corp., 5.125%, 11/15/29(1)	4,194	3,402,173
Ingles Markets, Inc., 4.00%, 6/15/31(1)	3,410	2,948,831
Murphy Oil USA, Inc.:
4.75%, 9/15/29	210	195,063
5.625%, 5/1/27	1,190	1,174,209
		$ 11,838,552
Security	Principal Amount* (000's omitted)	Value
Food, Beverage & Tobacco — 2.6%
BellRing Brands, Inc., 7.00%, 3/15/30(1)	3,553	$ 3,643,169
Chobani, LLC/Chobani Finance Corp., Inc.:
4.625%, 11/15/28(1)	1,650	1,515,631
7.50%, 4/15/25(1)	3,194	3,135,294
Darling Ingredients, Inc., 6.00%, 6/15/30(1)	2,700	2,673,512
Herbalife Nutrition, Ltd./HLF Financing, Inc., 7.875%, 9/1/25(1)	2,154	2,064,609
Kraft Heinz Foods Co.:
4.375%, 6/1/46	525	459,901
4.625%, 10/1/39	1,361	1,255,209
5.50%, 6/1/50	369	372,937
Performance Food Group, Inc.:
4.25%, 8/1/29(1)	4,485	4,086,973
5.50%, 10/15/27(1)	1,504	1,475,494
6.875%, 5/1/25(1)	890	898,426
Pilgrim's Pride Corp., 3.50%, 3/1/32	3,553	2,863,522
US Foods, Inc., 4.75%, 2/15/29(1)	3,511	3,269,066
		$ 27,713,743
Gaming — 3.1%
Allwyn Entertainment Financing UK PLC, 7.875%, 4/30/29(1)	2,654	$ 2,687,440
Caesars Entertainment, Inc.:
4.625%, 10/15/29(1)	784	688,505
6.25%, 7/1/25(1)	4,206	4,214,919
7.00%, 2/15/30(1)	1,535	1,550,081
8.125%, 7/1/27(1)	2,617	2,672,538
CDI Escrow Issuer, Inc., 5.75%, 4/1/30(1)	3,352	3,235,103
Fertitta Entertainment, LLC/Fertitta Entertainment Finance Co., Inc.:
4.625%, 1/15/29(1)	1,303	1,142,041
6.75%, 1/15/30(1)	1,101	892,901
International Game Technology PLC:
4.125%, 4/15/26(1)	1,237	1,188,701
6.25%, 1/15/27(1)	1,848	1,875,600
6.50%, 2/15/25(1)	1,009	1,022,702
Jacobs Entertainment, Inc., 6.75%, 2/15/29(1)	3,759	3,273,713
MGM Resorts International:
4.75%, 10/15/28	2,206	2,064,997
5.50%, 4/15/27	779	763,086
Raptor Acquisition Corp./Raptor Co.-Issuer, LLC, 4.875%, 11/1/26(1)	3,500	3,276,140
Scientific Games International, Inc., 7.00%, 5/15/28(1)	2,834	2,830,699
		$ 33,379,166

20

High Income Opportunities Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Healthcare — 9.3%
Athenahealth Group, Inc., 6.50%, 2/15/30(1)		3,988	$ 3,279,366
Avantor Funding, Inc., 3.875%, 7/15/28(10)	EUR	4,400	4,472,226
Catalent Pharma Solutions, Inc., 3.50%, 4/1/30(1)		3,593	3,049,914
Centene Corp.:
2.50%, 3/1/31		3,104	2,532,238
3.00%, 10/15/30		3,896	3,324,320
3.375%, 2/15/30		3,616	3,196,038
4.25%, 12/15/27		1,716	1,641,388
4.625%, 12/15/29		3,802	3,586,807
Encompass Health Corp.:
4.625%, 4/1/31		2,043	1,833,832
4.75%, 2/1/30		1,044	964,032
Endo DAC/Endo Finance, LLC/Endo Finco, Inc., 5.875%, 10/15/24(1)(11)		1,153	821,513
Endo Luxembourg Finance Co. I S.a.r.l./Endo US, Inc., 6.125%, 4/1/29(1)(11)		2,774	1,946,240
Grifols Escrow Issuer S.A., 4.75%, 10/15/28(1)		4,906	3,938,872
HCA, Inc.:
5.875%, 2/15/26		2,349	2,386,429
5.875%, 2/1/29		2,038	2,101,896
HealthEquity, Inc., 4.50%, 10/1/29(1)		3,483	3,118,852
Horizon Therapeutics USA, Inc., 5.50%, 8/1/27(1)		3,070	3,156,344
IQVIA, Inc.:
2.25%, 3/15/29(10)	EUR	1,816	1,672,156
5.00%, 5/15/27(1)		1,329	1,298,667
Jazz Securities DAC, 4.375%, 1/15/29(1)		1,910	1,757,257
Legacy LifePoint Health, LLC, 4.375%, 2/15/27(1)		587	500,268
LifePoint Health, Inc., 5.375%, 1/15/29(1)		4,397	2,760,571
Medline Borrower, L.P., 5.25%, 10/1/29(1)		7,014	6,073,760
ModivCare Escrow Issuer, Inc., 5.00%, 10/1/29(1)		1,123	906,823
ModivCare, Inc., 5.875%, 11/15/25(1)		2,469	2,361,623
Molina Healthcare, Inc.:
3.875%, 11/15/30(1)		2,889	2,551,082
3.875%, 5/15/32(1)		2,207	1,893,590
Option Care Health, Inc., 4.375%, 10/31/29(1)		3,864	3,477,760
Organon & Co./Organon Foreign Debt Co.-Issuer B.V., 5.125%, 4/30/31(1)		1,850	1,650,243
P&L Development, LLC/PLD Finance Corp., 7.75%, 11/15/25(1)		3,441	2,756,465
Perrigo Finance Unlimited Co.:
4.40%, 6/15/30		4,350	3,932,911
4.90%, 12/15/44		685	498,659
PRA Health Sciences, Inc., 2.875%, 7/15/26(1)		866	791,427
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., 9.75%, 12/1/26(1)		1,328	1,106,157
Team Health Holdings, Inc., 6.375%, 2/1/25(1)		2,682	1,386,398
Security	Principal Amount* (000's omitted)		Value
Healthcare (continued)
Tenet Healthcare Corp.:
4.375%, 1/15/30		272	$ 250,255
4.625%, 9/1/24		1,476	1,468,583
5.125%, 11/1/27		2,855	2,773,677
6.125%, 10/1/28		3,985	3,871,062
6.875%, 11/15/31		1,683	1,650,880
US Acute Care Solutions, LLC, 6.375%, 3/1/26(1)		5,799	5,181,868
Varex Imaging Corp., 7.875%, 10/15/27(1)		1,905	1,887,979
			$ 99,810,428
Homebuilders & Real Estate — 3.3%
Brookfield Property REIT, Inc./BPR Cumulus, LLC/BPR Nimbus, LLC/GGSI Sellco, LLC, 4.50%, 4/1/27(1)		2,058	$ 1,704,477
Brundage-Bone Concrete Pumping Holdings, Inc., 6.00%, 2/1/26(1)		1,227	1,154,650
CTR Partnership, L.P./CareTrust Capital Corp., 3.875%, 6/30/28(1)		3,770	3,296,846
Dycom Industries, Inc., 4.50%, 4/15/29(1)		1,923	1,757,420
Greystar Real Estate Partners, LLC, 5.75%, 12/1/25(1)		2,000	1,958,400
HAT Holdings I, LLC/HAT Holdings II, LLC:
3.375%, 6/15/26(1)		1,155	1,026,457
3.75%, 9/15/30(1)		3,492	2,747,888
6.00%, 4/15/25(1)		1,287	1,252,542
KB Home:
4.00%, 6/15/31		162	140,350
4.80%, 11/15/29		1,044	975,227
M/I Homes, Inc., 4.95%, 2/1/28		1,537	1,441,791
MGM Growth Properties Operating Partnership, L.P./MGP Finance Co-Issuer, Inc., 5.625%, 5/1/24		585	576,357
Outfront Media Capital, LLC/Outfront Media Capital Corp.:
4.625%, 3/15/30(1)		929	785,163
6.25%, 6/15/25(1)		2,319	2,323,911
Taylor Morrison Communities, Inc.:
5.75%, 1/15/28(1)		1,071	1,062,764
5.875%, 6/15/27(1)		1,493	1,490,872
TopBuild Corp., 4.125%, 2/15/32(1)		2,753	2,369,701
VICI Properties, L.P./VICI Note Co., Inc.:
3.75%, 2/15/27(1)		543	508,164
4.125%, 8/15/30(1)		1,859	1,659,891
4.625%, 12/1/29(1)		4,004	3,723,598
5.625%, 5/1/24(1)		2,505	2,495,133
Vivion Investments S.a.r.l., 3.00%, 8/8/24(10)	EUR	800	645,833
			$ 35,097,435

21

High Income Opportunities Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Insurance — 1.0%
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/27(1)	2,488	$ 2,325,803
AmWINS Group, Inc., 4.875%, 6/30/29(1)	2,466	2,239,933
BroadStreet Partners, Inc., 5.875%, 4/15/29(1)	3,811	3,309,576
Jones DesLauriers Insurance Management, Inc., 10.50%, 12/15/30(1)	3,051	3,103,859
		$ 10,979,171
Leisure — 3.2%
Boyne USA, Inc., 4.75%, 5/15/29(1)	2,268	$ 2,056,404
Carnival Corp., 5.75%, 3/1/27(1)	1,786	1,471,842
Life Time, Inc.:
5.75%, 1/15/26(1)	1,452	1,419,298
8.00%, 4/15/26(1)	2,979	2,965,149
Lindblad Expeditions Holdings, Inc., 9.00%, 5/15/28(1)(12)	1,830	1,837,278
Lindblad Expeditions, LLC, 6.75%, 2/15/27(1)	2,637	2,481,198
NCL Corp., Ltd.:
3.625%, 12/15/24(1)	842	790,353
5.875%, 3/15/26(1)	792	683,058
5.875%, 2/15/27(1)	946	893,248
7.75%, 2/15/29(1)	792	671,331
NCL Finance, Ltd., 6.125%, 3/15/28(1)	1,732	1,400,218
Royal Caribbean Cruises, Ltd., 11.625%, 8/15/27(1)	2,973	3,165,591
Sabre GLBL, Inc.:
9.25%, 4/15/25(1)	1,100	1,015,845
11.25%, 12/15/27(1)	1,880	1,653,225
SeaWorld Parks & Entertainment, Inc., 5.25%, 8/15/29(1)	3,227	2,907,301
Speedway Motorsports, LLC/Speedway Funding II, Inc., 4.875%, 11/1/27(1)	2,674	2,485,309
Viking Cruises, Ltd.:
5.875%, 9/15/27(1)	4,354	3,740,456
6.25%, 5/15/25(1)	1,820	1,730,013
7.00%, 2/15/29(1)	753	636,993
Viking Ocean Cruises Ship VII, Ltd., 5.625%, 2/15/29(1)	521	440,807
		$ 34,444,917
Metals & Mining — 1.4%
Eldorado Gold Corp., 6.25%, 9/1/29(1)	2,968	$ 2,762,956
First Quantum Minerals, Ltd.:
6.875%, 3/1/26(1)	448	440,288
7.50%, 4/1/25(1)	2,180	2,176,948
Freeport-McMoRan, Inc., 5.45%, 3/15/43	2,400	2,256,524
Security	Principal Amount* (000's omitted)	Value
Metals & Mining (continued)
Hudbay Minerals, Inc.:
4.50%, 4/1/26(1)	2,459	$ 2,292,201
6.125%, 4/1/29(1)	1,069	1,000,825
New Gold, Inc., 7.50%, 7/15/27(1)	1,761	1,699,171
Novelis Corp.:
3.25%, 11/15/26(1)	1,755	1,608,561
4.75%, 1/30/30(1)	1,281	1,161,084
		$ 15,398,558
Paper — 0.4%
Enviva Partners, L.P./Enviva Partners Finance Corp., 6.50%, 1/15/26(1)	4,583	$ 3,913,780
		$ 3,913,780
Publishing & Printing — 0.8%
LABL, Inc.:
5.875%, 11/1/28(1)	767	$ 708,995
8.25%, 11/1/29(1)	2,037	1,772,190
McGraw-Hill Education, Inc.:
5.75%, 8/1/28(1)	2,092	1,860,034
8.00%, 8/1/29(1)	4,629	3,985,106
		$ 8,326,325
Railroad — 0.0%(6)
Watco Cos., LLC/Watco Finance Corp., 6.50%, 6/15/27(1)	376	$ 365,019
		$ 365,019
Restaurant — 1.5%
1011778 B.C. Unlimited Liability Company/New Red Finance, Inc.:
3.875%, 1/15/28(1)	1,761	$ 1,654,156
4.00%, 10/15/30(1)	4,616	4,033,837
5.75%, 4/15/25(1)	581	582,907
Dave & Buster's, Inc., 7.625%, 11/1/25(1)	4,883	4,969,527
IRB Holding Corp., 7.00%, 6/15/25(1)	2,978	3,017,443
Yum! Brands, Inc., 3.625%, 3/15/31	2,452	2,169,057
		$ 16,426,927
Services — 5.1%
Adtalem Global Education, Inc., 5.50%, 3/1/28(1)	3,652	$ 3,473,180
Allied Universal Holdco, LLC/Allied Universal Finance Corp.:
6.625%, 7/15/26(1)	2,712	2,617,884
9.75%, 7/15/27(1)	2,000	1,863,076

22

High Income Opportunities Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Services (continued)
Allied Universal Holdco, LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.a.r.l.:
4.625%, 6/1/28(1)	1,076	$ 937,750
4.625%, 6/1/28(1)	1,231	1,070,675
APi Group DE, Inc., 4.75%, 10/15/29(1)	3,657	3,316,570
BCPE Empire Holdings, Inc., 7.625%, 5/1/27(1)	5,653	5,192,422
Clarivate Science Holdings Corp., 4.875%, 7/1/29(1)	2,780	2,506,939
Gartner, Inc.:
3.625%, 6/15/29(1)	605	536,328
3.75%, 10/1/30(1)	2,100	1,836,165
4.50%, 7/1/28(1)	1,449	1,364,210
GEMS MENASA Cayman, Ltd./GEMS Education Delaware, LLC, 7.125%, 7/31/26(1)	5,546	5,412,078
Hertz Corp. (The):
4.625%, 12/1/26(1)	372	335,425
5.00%, 12/1/29(1)	2,980	2,440,679
Korn Ferry, 4.625%, 12/15/27(1)	4,099	3,898,661
NESCO Holdings II, Inc., 5.50%, 4/15/29(1)	1,776	1,606,374
Ritchie Bros Holdings, Inc.:
6.75%, 3/15/28(1)	1,082	1,121,223
7.75%, 3/15/31(1)	1,945	2,068,994
SRS Distribution, Inc.:
6.00%, 12/1/29(1)	1,481	1,208,229
6.125%, 7/1/29(1)	2,668	2,203,875
Summer (BC) Bidco B, LLC, 5.50%, 10/31/26(1)	2,854	2,397,740
WASH Multifamily Acquisition, Inc., 5.75%, 4/15/26(1)	4,401	4,130,523
WESCO Distribution, Inc., 7.25%, 6/15/28(1)	1,743	1,791,506
White Cap Buyer, LLC, 6.875%, 10/15/28(1)	755	655,481
White Cap Parent, LLC, 8.25%, (8.25% cash or 9.00% PIK), 3/15/26(1)(13)	1,481	1,359,538
		$ 55,345,525
Steel — 0.8%
Allegheny Ludlum, LLC, 6.95%, 12/15/25	2,155	$ 2,181,140
ATI, Inc., 5.875%, 12/1/27	86	84,082
Big River Steel, LLC/BRS Finance Corp., 6.625%, 1/31/29(1)	1,292	1,282,652
Cleveland-Cliffs, Inc., 6.75%, 3/15/26(1)	3,792	3,861,444
TMS International Corp., 6.25%, 4/15/29(1)	2,204	1,710,862
		$ 9,120,180
Super Retail — 3.6%
Asbury Automotive Group, Inc.:
4.625%, 11/15/29(1)	839	$ 747,718
4.75%, 3/1/30	743	660,258
Security	Principal Amount* (000's omitted)		Value
Super Retail (continued)
Asbury Automotive Group, Inc.: (continued)
5.00%, 2/15/32(1)		2,334	$ 2,013,330
Bath & Body Works, Inc.:
6.75%, 7/1/36		694	618,631
6.875%, 11/1/35		2,146	1,945,243
6.95%, 3/1/33		1,621	1,431,860
7.60%, 7/15/37		855	760,456
9.375%, 7/1/25(1)		289	309,615
Evergreen AcqCo 1, L.P./TVI, Inc., 9.75%, 4/26/28(1)		3,149	3,156,211
Group 1 Automotive, Inc., 4.00%, 8/15/28(1)		1,497	1,329,847
Ken Garff Automotive, LLC, 4.875%, 9/15/28(1)		2,048	1,790,689
Kohl's Corp., 3.625%, 5/1/31		2,208	1,508,248
LCM Investments Holdings II, LLC, 4.875%, 5/1/29(1)		2,840	2,423,978
Lithia Motors, Inc.:
3.875%, 6/1/29(1)		905	784,667
4.375%, 1/15/31(1)		3,144	2,702,955
Macy's Retail Holdings, LLC, 5.875%, 4/1/29(1)		1,169	1,071,891
Metis Merger Sub, LLC, 6.50%, 5/15/29(1)		5,141	4,362,440
PetSmart, Inc./PetSmart Finance Corp.:
4.75%, 2/15/28(1)		2,225	2,105,537
7.75%, 2/15/29(1)		3,088	3,047,966
Sonic Automotive, Inc.:
4.625%, 11/15/29(1)		1,961	1,647,318
4.875%, 11/15/31(1)		1,634	1,321,040
Victoria's Secret & Co., 4.625%, 7/15/29(1)		1,811	1,466,530
William Carter Co. (The), 5.625%, 3/15/27(1)		1,510	1,493,126
			$ 38,699,554
Technology — 4.7%
Black Knight InfoServ, LLC, 3.625%, 9/1/28(1)		2,048	$ 1,853,440
Booz Allen Hamilton, Inc.:
3.875%, 9/1/28(1)		2,659	2,439,152
4.00%, 7/1/29(1)		1,006	914,713
Ciena Corp., 4.00%, 1/31/30(1)		1,543	1,357,265
Clarios Global, L.P., 6.75%, 5/15/25(1)		653	654,837
Clarios Global, L.P./Clarios US Finance Co.:
4.375%, 5/15/26(10)	EUR	2,958	3,126,509
8.50%, 5/15/27(1)		3,369	3,395,014
Cloud Software Group, Inc., 9.00%, 9/30/29(1)		2,284	1,964,731
Coherent Corp., 5.00%, 12/15/29(1)		2,538	2,287,537
Fair Isaac Corp., 4.00%, 6/15/28(1)		2,227	2,077,852
Imola Merger Corp., 4.75%, 5/15/29(1)		4,502	3,903,489
McAfee Corp., 7.375%, 2/15/30(1)		2,042	1,697,033
NCR Corp.:
5.125%, 4/15/29(1)		1,021	884,287

23

High Income Opportunities Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Technology (continued)
NCR Corp.: (continued)
5.25%, 10/1/30(1)	1,566	$ 1,318,198
ON Semiconductor Corp., 3.875%, 9/1/28(1)	3,132	2,822,710
Open Text Corp., 3.875%, 2/15/28(1)	1,596	1,417,017
Open Text Holdings, Inc., 4.125%, 2/15/30(1)	1,481	1,266,895
Presidio Holdings, Inc.:
4.875%, 2/1/27(1)	412	390,718
8.25%, 2/1/28(1)	4,481	4,224,033
Seagate HDD Cayman:
4.091%, 6/1/29	803	697,422
9.625%, 12/1/32(1)	2,132	2,340,293
Sensata Technologies B.V., 5.00%, 10/1/25(1)	842	830,245
Sensata Technologies, Inc., 3.75%, 2/15/31(1)	3,219	2,800,007
SS&C Technologies, Inc., 5.50%, 9/30/27(1)	961	931,465
Viavi Solutions, Inc., 3.75%, 10/1/29(1)	2,295	1,919,125
VM Consolidated, Inc., 5.50%, 4/15/29(1)	3,657	3,423,135
		$ 50,937,122
Telecommunications — 4.1%
Altice France Holding S.A., 10.50%, 5/15/27(1)	1,614	$ 1,193,495
Altice France S.A.:
5.125%, 7/15/29(1)	1,060	784,666
5.50%, 1/15/28(1)	1,052	829,238
8.125%, 2/1/27(1)	4,715	4,214,401
Connect Finco S.a.r.l./Connect US Finco, LLC, 6.75%, 10/1/26(1)	5,056	4,825,310
Iliad Holding SASU:
6.50%, 10/15/26(1)	2,687	2,587,877
7.00%, 10/15/28(1)	1,592	1,507,841
LCPR Senior Secured Financing DAC:
5.125%, 7/15/29(1)	2,163	1,855,054
6.75%, 10/15/27(1)	425	404,282
Level 3 Financing, Inc., 4.25%, 7/1/28(1)	2,084	1,217,256
Sprint Capital Corp., 6.875%, 11/15/28	3,985	4,299,743
Sprint, LLC:
7.125%, 6/15/24	1,813	1,844,312
7.625%, 2/15/25	3,285	3,388,109
7.625%, 3/1/26	1,199	1,270,716
7.875%, 9/15/23	2,800	2,825,186
T-Mobile USA, Inc.:
2.25%, 2/15/26	844	786,211
2.625%, 2/15/29	1,121	991,666
2.875%, 2/15/31	903	783,366
4.75%, 2/1/28	1,095	1,090,570
Viasat, Inc., 5.625%, 4/15/27(1)	888	824,521
Security	Principal Amount* (000's omitted)		Value
Telecommunications (continued)
Virgin Media Finance PLC, 5.00%, 7/15/30(1)		1,029	$ 868,068
Virgin Media Vendor Financing Notes III DAC, 4.875%, 7/15/28(10)	GBP	1,106	1,146,330
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 7/15/28(1)		2,420	2,172,151
Ziggo B.V., 4.875%, 1/15/30(1)		2,756	2,376,377
			$ 44,086,746
Transport Excluding Air & Rail — 0.3%
Seaspan Corp., 5.50%, 8/1/29(1)		3,386	$ 2,712,999
			$ 2,712,999
Utility — 3.4%
Calpine Corp.:
4.50%, 2/15/28(1)		1,810	$ 1,688,554
4.625%, 2/1/29(1)		1,060	922,292
5.00%, 2/1/31(1)		420	354,309
5.125%, 3/15/28(1)		3,554	3,287,500
Ferrellgas, L.P./Ferrellgas Finance Corp., 5.875%, 4/1/29(1)		2,398	2,028,543
FirstEnergy Corp.:
2.65%, 3/1/30		750	648,570
Series B, 4.15%, 7/15/27		2,275	2,215,702
Leeward Renewable Energy Operations, LLC, 4.25%, 7/1/29(1)		2,400	2,162,396
NextEra Energy Operating Partners, L.P., 4.50%, 9/15/27(1)		1,628	1,532,982
NRG Energy, Inc.:
3.375%, 2/15/29(1)		970	822,263
3.625%, 2/15/31(1)		1,617	1,311,289
3.875%, 2/15/32(1)		3,164	2,558,837
5.25%, 6/15/29(1)		1,247	1,151,684
10.25% to 3/15/28(1)(8)(9)		2,762	2,712,855
Pattern Energy Operations, L.P./Pattern Energy Operations, Inc., 4.50%, 8/15/28(1)		1,596	1,486,237
Suburban Propane Partners, L.P./Suburban Energy Finance Corp., 5.00%, 6/1/31(1)		2,345	2,055,920
TerraForm Power Operating, LLC, 5.00%, 1/31/28(1)		2,981	2,857,587
TransAlta Corp., 7.75%, 11/15/29		2,044	2,148,837
Vistra Operations Co., LLC:
4.375%, 5/1/29(1)		2,094	1,874,042
5.00%, 7/31/27(1)		2,344	2,231,315
			$ 36,051,714
Total Corporate Bonds (identified cost $1,007,068,485)			$ 931,996,357

24

High Income Opportunities Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Preferred Stocks — 0.4%
Security	Shares	Value
Services — 0.4%
WESCO International, Inc., Series A, 10.625% to 6/22/25(9)	147,488	$ 4,011,674
Total Preferred Stocks (identified cost $4,129,729)		$ 4,011,674

Senior Floating-Rate Loans — 3.8%(14)
Borrower/Description	Principal Amount (000's omitted)	Value
Air Transportation — 0.4%
Mileage Plus Holdings, LLC, Term Loan, 10.213%, (3 mo. USD LIBOR + 5.25%), 6/21/27	$3,692	$ 3,847,961
		$ 3,847,961
Gaming — 0.6%
Peninsula Pacific Entertainment, LLC, Term Loan, 13.00%, 12/24/29(15)	$2,225	$ 2,225,044
Spectacle Gary Holdings, LLC, Term Loan, 9.275%, (1 mo. USD LIBOR + 4.25%), 12/10/28	4,513	4,383,252
		$ 6,608,296
Healthcare — 0.7%
Jazz Financing Lux S.a.r.l., Term Loan, 8.525%, (1 mo. USD LIBOR + 3.50%), 5/5/28	$2,614	$ 2,613,613
Pluto Acquisition I, Inc., Term Loan, 6/22/26(16)	2,827	2,059,997
Verscend Holding Corp., Term Loan, 9.025%, (1 mo. USD LIBOR + 4.00%), 8/27/25	2,408	2,408,371
		$ 7,081,981
Leisure — 0.2%
Peloton Interactive, Inc., Term Loan, 11.757%, (SOFR + 6.50%), 5/25/27	$2,071	$ 2,072,383
		$ 2,072,383
Restaurant — 0.3%
IRB Holding Corp., Term Loan, 8.082%, (SOFR + 3.00%), 12/15/27	$3,835	$ 3,781,886
		$ 3,781,886
Services — 0.8%
AlixPartners, LLP, Term Loan, 7.775%, (1 mo. USD LIBOR + 2.75%), 2/4/28	$2,874	$ 2,871,160
Borrower/Description	Principal Amount (000's omitted)	Value
Services (continued)
Spin Holdco, Inc., Term Loan, 8.986%, (3 mo. USD LIBOR + 4.00%), 3/4/28	$3,471	$ 2,897,178
Travelport Finance (Luxembourg) S.a.r.l., Term Loan, 13.775%, (1 mo. USD LIBOR + 8.75%), 6.525% cash, 7.25% PIK, 2/28/25	2,695	2,732,556
		$ 8,500,894
Super Retail — 0.6%
Hanesbrands, Inc., Term Loan, 3/8/30(16)	$2,258	$ 2,249,533
Michaels Companies, Inc., Term Loan, 9.409%, (3 mo. USD LIBOR + 4.25%), 4/15/28	2,330	2,142,456
PetSmart, Inc., Term Loan, 8.832%, (SOFR + 3.75%), 2/11/28	2,334	2,322,588
		$ 6,714,577
Technology — 0.2%
Ciena Corporation, Term Loan, 7.444%, (SOFR + 2.50%), 1/18/30	$670	$ 671,047
Clarios Global, L.P., Term Loan, 4/26/30(16)	934	932,832
Riverbed Technology, Inc., Term Loan, 12.84%, (3 mo. USD LIBOR + 8.00%), 10.84% cash, 2.00% PIK, 12/7/26	1,229	392,512
		$ 1,996,391
Total Senior Floating-Rate Loans (identified cost $42,409,821)		$ 40,604,369

Miscellaneous — 0.4%
Security	Principal Amount/ Shares	Value
Containers — 0.0%
ACC Claims Holdings, LLC(3)(4)	8,415,190	$ 0
		$ 0
Gaming — 0.4%
PGP Investors, LLC, Membership Interests(3)(4)(5)	15,849	$ 4,343,090
		$ 4,343,090

25

High Income Opportunities Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount/ Shares	Value
Services — 0.0%(6)
Hertz Corp., Escrow Certificates(4)	$502,000	$ 40,160
		$ 40,160
Total Miscellaneous (identified cost $0)		$ 4,383,250

Short-Term Investments — 4.2%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.78%(17)	44,545,419	$ 44,545,419
Total Short-Term Investments (identified cost $44,545,419)		$ 44,545,419
Total Investments — 99.0% (identified cost $1,140,262,097)		$1,064,298,434
Other Assets, Less Liabilities — 1.0%		$ 10,922,785
Net Assets — 100.0%		$1,075,221,219
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2023, the aggregate value of these securities is $759,276,103 or 70.6% of the Portfolio's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2023.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 9).
(4)	Non-income producing security.
(5)	Restricted security (see Note 5).
(6)	Amount is less than 0.05%.
(7)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.
(8)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(9)	Security converts to variable rate after the indicated fixed-rate coupon period.
(10)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At April 30, 2023, the aggregate value of these securities is $23,589,011 or 2.2% of the Portfolio's net assets.
(11)	Issuer is in default with respect to interest and/or principal payments.
(12)	When-issued security.
(13)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(14)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) or the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(15)	Fixed-rate loan.
(16)	This Senior Loan will settle after April 30, 2023, at which time the interest rate will be determined.
(17)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of April 30, 2023.

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	11,222,150	EUR	10,106,862	HSBC Bank USA, N.A.	7/31/23	$ 30,358	$ —
USD	10,105,325	EUR	9,098,889	HSBC Bank USA, N.A.	7/31/23	29,708	—
USD	1,163,293	GBP	931,371	Citibank, N.A.	7/31/23	—	(9,177)
						$60,066	$(9,177)
26

High Income Opportunities Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Abbreviations:
LIBOR	– London Interbank Offered Rate
OTC	– Over-the-counter
PIK	– Payment In Kind
SOFR	– Secured Overnight Financing Rate
Currency Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
USD	– United States Dollar
27

High Income Opportunities Portfolio
April 30, 2023
Statement of Assets and Liabilities (Unaudited)

April 30, 2023
Assets
Unaffiliated investments, at value (identified cost $1,095,716,678)	$ 1,019,753,015
Affiliated investment, at value (identified cost $44,545,419)	44,545,419
Cash	177,808
Foreign currency, at value (identified cost $2,285)	2,283
Interest receivable	15,502,485
Dividends receivable from affiliated investment	200,820
Receivable for investments sold	3,441,805
Receivable for open forward foreign currency exchange contracts	60,066
Total assets	$1,083,683,701
Liabilities
Payable for investments purchased	$ 5,907,794
Payable for when-issued securities	1,830,000
Payable for open forward foreign currency exchange contracts	9,177
Payable to affiliates:
Investment adviser fee	407,811
Trustees' fees	5,824
Accrued expenses	301,876
Total liabilities	$ 8,462,482
Net Assets applicable to investors' interest in Portfolio	$1,075,221,219
28
See Notes to Financial Statements.

High Income Opportunities Portfolio
April 30, 2023
Statement of Operations (Unaudited)

Six Months Ended
April 30, 2023
Investment Income
Dividend income (net of foreign taxes withheld of $659)	$ 501,397
Dividend income from affiliated investment	898,011
Interest and other income	32,206,159
Total investment income	$33,605,567
Expenses
Investment adviser fee	$ 2,491,767
Trustees’ fees and expenses	33,856
Custodian fee	158,013
Legal and accounting services	62,071
Interest expense on securities sold short	43,196
Miscellaneous	18,082
Total expenses	$ 2,806,985
Deduct:
Waiver and/or reimbursement of expenses by affiliate	$ 34,639
Total expense reductions	$ 34,639
Net expenses	$ 2,772,346
Net investment income	$30,833,221
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$ 25,982,505
Securities sold short	(232,492)
Foreign currency transactions	4,579
Forward foreign currency exchange contracts	(1,607,982)
Net realized gain	$24,146,610
Change in unrealized appreciation (depreciation):
Investments	$ 15,350,840
Foreign currency	18,368
Forward foreign currency exchange contracts	(149,040)
Net change in unrealized appreciation (depreciation)	$15,220,168
Net realized and unrealized gain	$39,366,778
Net increase in net assets from operations	$70,199,999
29
See Notes to Financial Statements.

High Income Opportunities Portfolio
April 30, 2023
Statements of Changes in Net Assets

	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 30,833,221	$ 51,594,657
Net realized gain (loss)	24,146,610	(5,282,108)
Net change in unrealized appreciation (depreciation)	15,220,168	(141,360,652)
Net increase (decrease) in net assets from operations	$ 70,199,999	$ (95,048,103)
Capital transactions:
Contributions	$ 128,840,598	$ 343,450,718
Withdrawals	(144,092,748)	(228,224,245)
Net increase (decrease) in net assets from capital transactions	$ (15,252,150)	$ 115,226,473
Net increase in net assets	$ 54,947,849	$ 20,178,370
Net Assets
At beginning of period	$ 1,020,273,370	$ 1,000,095,000
At end of period	$1,075,221,219	$1,020,273,370
30
See Notes to Financial Statements.

High Income Opportunities Portfolio
April 30, 2023
Financial Highlights

	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31,
Ratios/Supplemental Data		2022	2021	2020	2019	2018
Ratios (as a percentage of average daily net assets):
Expenses	0.53% (1)(2)	0.49%	0.49%	0.51%	0.50%	0.48%
Net investment income	5.89% (1)	4.82%	4.78%	5.26%	5.61%	5.61%
Portfolio Turnover	16% (3)	19%	64%	67%	32%	39%
Total Return	6.91% (3)	(8.20)%	13.11%	1.69%	7.74%	0.59%
Net assets, end of period (000’s omitted)	$1,075,221	$1,020,273	$1,000,095	$949,751	$1,088,999	$1,373,102
(1)	Annualized.
(2)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.01% and less than 0.005% of average daily net assets for the six months ended April 30, 2023 and for the year ended October 31, 2022, respectively).
(3)	Not annualized.
31

High Income Opportunities Portfolio
April 30, 2023
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
High Income Opportunities Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to provide a high level of current income. The Portfolio also seeks growth of capital as a secondary investment objective. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2023, Eaton Vance High Income Opportunities Fund and Eaton Vance Floating-Rate & High Income Fund held an interest of 74.4% and 16.5%, respectively, in the Portfolio.
The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Senior Loans, for which a valuation is not available or deemed unreliable, are fair valued by the investment adviser utilizing one or more of the valuation techniques described below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower's outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower's assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.
Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Portfolio’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities,
32

High Income Opportunities Portfolio
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Withholding taxes on foreign dividends have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.
D  Federal Taxes—The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.
As of April 30, 2023, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.
H  Forward Foreign Currency Exchange Contracts—The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.
I  When-Issued Securities and Delayed Delivery Transactions—The Portfolio may purchase securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Portfolio maintains cash and/or security positions for these commitments such that delivery or when-issued basis sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract.
J  Repurchase Agreements—A repurchase agreement is the purchase by the Portfolio of securities from a counterparty in exchange for cash that is coupled with an agreement to resell those securities to the counterparty at a specified date and price. When a repurchase agreement is entered, the Portfolio typically receives securities with a value that equals or exceeds the repurchase price, including any accrued interest earned on the agreement. The value of such securities will be marked-to-market daily, and cash or additional securities will be exchanged between the parties as needed. Except in the case of a repurchase agreement entered to settle a short sale, the value of the securities delivered to the Portfolio will be at least equal to 90% of the repurchase price during the term of the repurchase agreement. The terms of a repurchase agreement entered to settle a short sale may provide that the cash purchase
33

High Income Opportunities Portfolio
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

price paid by the Portfolio is more than the value of purchased securities that effectively collateralize the repurchase price payable by the counterparty. In the event of insolvency of the counterparty to a repurchase agreement, recovery of the repurchase price owed to the Portfolio may be delayed. Such an insolvency also may result in a loss to the extent that the value of the purchased securities decreases during the delay or that value has otherwise not been maintained at an amount at least equal to the repurchase price.
K  Securities Sold Short—A short sale is a transaction in which the Portfolio sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer with an obligation to replace such borrowed security at a later date. Until the security is replaced, the Portfolio is required to repay the lender any dividends or interest, which accrue during the period of the loan. The proceeds received from a short sale are recorded as a liability and the Portfolio records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination. A gain, limited to the price at which the Portfolio sold the security short, or a loss, potentially unlimited as there is no upward limit on the price of a security, is recorded when the short position is terminated. Interest and dividends payable on securities sold short are recorded as an expense.
L  Interim Financial Statements—The interim financial statements relating to April 30, 2023 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Portfolio. The investment adviser fee is based upon a percentage of total daily net assets plus a percentage of total daily gross income as follows and is payable monthly:
Total Daily Net Assets	Annual Asset Rate	Daily Income Rate
Up to $500 million	0.300%	3.000%
$500 million but less than $1 billion	0.275%	2.750%
$1 billion but less than $1.5 billion	0.250%	2.500%
$1.5 billion but less than $2 billion	0.225%	2.250%
$2 billion but less than $3 billion	0.200%	2.000%
$3 billion and over	0.175%	1.750%
For the six months ended April 30, 2023, the Portfolio’s investment adviser fee amounted to $2,491,767 or 0.48% (annualized) of the Portfolio's average daily net assets. Pursuant to an investment sub-advisory agreement, BMR has delegated a portion of the investment management of the Portfolio to Eaton Vance Advisers International Ltd. (EVAIL), an affiliate of BMR. BMR pays EVAIL a portion of its investment adviser fee for sub-advisory services provided to the Portfolio. The Portfolio may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Portfolio is reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Fund. For the six months ended April 30, 2023, the investment adviser fee paid was reduced by $34,639 relating to the Portfolio’s investment in the Liquidity Fund.
Trustees and officers of the Portfolio who are members of BMR’s organization receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2023, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organization.
3  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and principal repayments on Senior Loans, aggregated $205,351,302 and $156,859,813, respectively, for the six months ended April 30, 2023.
34

High Income Opportunities Portfolio
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

4  Federal Income Tax Basis of Investments
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Portfolio at April 30, 2023, as determined on a federal income tax basis, were as follows:
Aggregate cost	$1,146,009,462
Gross unrealized appreciation	$ 14,161,985
Gross unrealized depreciation	(95,822,124)
Net unrealized depreciation	$ (81,660,139)
5  Restricted Securities
At April 30, 2023, the Portfolio owned the following securities (representing 0.6% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.
Description	Date(s) of Acquisition	Shares	Cost	Value
Common Stocks
Ascent CNR Corp., Class A	4/25/16, 11/16/16	6,273,462	$ 0	$ 1,254,692
iFIT Health and Fitness, Inc.	10/6/22	514,080	1,799,280	359,856
New Cotai Participation Corp., Class B	4/12/13	7	216,125	0
Total Common Stocks			$2,015,405	$1,614,548
Miscellaneous
PGP Investors, LLC, Membership Interests	2/18/15, 4/23/18, 12/17/21	15,849	$ 0	$ 4,343,090
Total Miscellaneous			$ 0	$4,343,090
Total Restricted Securities			$2,015,405	$5,957,638
6  Financial Instruments
The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2023 is included in the Portfolio of Investments. At April 30, 2023, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.
The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objectives. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.
The Portfolio enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2023, the fair value of derivatives with credit-related contingent features in a net liability position was $9,177. At April 30, 2023, there were no assets pledged by the Portfolio for such liability.
35

High Income Opportunities Portfolio
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

The over-the-counter (OTC) derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.
The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments.
The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at April 30, 2023 was as follows:
Fair Value
Derivative	Asset Derivative	Liability Derivative
Forward foreign currency exchange contracts	$60,066 (1)	$(9,177) (2)
(1)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts.
(2)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts.
The Portfolio's derivative assets and liabilities at fair value by type, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio's derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for such assets and pledged by the Portfolio for such liabilities as of April 30, 2023.
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)
HSBC Bank USA, N.A.	$60,066	$ —	$ —	$ —	$60,066

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)
Citibank, N.A.	$(9,177)	$ —	$ —	$ —	$(9,177)
(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount due from the counterparty in the event of default.
(c)	Net amount represents the net amount payable to the counterparty in the event of default.
36

High Income Opportunities Portfolio
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is foreign exchange risk for the six months ended April 30, 2023 was as follows:
Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)
Forward foreign currency exchange contracts	$(1,607,982)	$(149,040)
(1)	Statement of Operations location: Net realized gain (loss) - Forward foreign currency exchange contracts.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) - Forward foreign currency exchange contracts.
The average notional amount of forward foreign currency exchange contracts (based on the absolute value of notional amounts of currency purchased and currency sold) outstanding during the six months ended April 30, 2023, which is indicative of the volume of this derivative type, was approximately $19,831,000.
7  Line of Credit
The Portfolio participates with other portfolios and funds managed by BMR and its affiliates in a $725 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 24, 2023. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2022, an arrangement fee totaling $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2023.
8  Affiliated Investments
At April 30, 2023, the value of the Portfolio's investment in funds that may be deemed to be affiliated was $44,545,419, which represents 4.2% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the six months ended April 30, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$37,909,716	$232,171,385	$(225,535,682)	$ —	$ —	$44,545,419	$898,011	44,545,419
9  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
37

High Income Opportunities Portfolio
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

At April 30, 2023, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Asset-Backed Securities	$ —	$ 18,578,549	$ —	$ 18,578,549
Common Stocks	12,741,400	18,079	1,614,548	14,374,027
Convertible Bonds	—	5,799,090	—	5,799,090
Convertible Preferred Stocks	—	5,699	0	5,699
Corporate Bonds	—	931,996,357	—	931,996,357
Preferred Stocks	4,011,674	—	—	4,011,674
Senior Floating-Rate Loans	—	40,604,369	—	40,604,369
Miscellaneous	—	40,160	4,343,090	4,383,250
Short-Term Investments	44,545,419	—	—	44,545,419
Total Investments	$ 61,298,493	$ 997,042,303	$ 5,957,638	$ 1,064,298,434
Forward Foreign Currency Exchange Contracts	$ —	$ 60,066	$ —	$ 60,066
Total	$ 61,298,493	$ 997,102,369	$ 5,957,638	$ 1,064,358,500
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$ (9,177)	$ —	$ (9,177)
Total	$ —	$ (9,177)	$ —	$ (9,177)
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
	Common Stocks	Convertible Preferred Stocks	Miscellaneous	Total
Balance as of October 31, 2022	$ 1,990,956	$ —	$ 34,364,043	$ 36,354,999
Realized gains (losses)	(1,460,742)	(591,000)	37,689,526	35,637,784
Change in net unrealized appreciation (depreciation)	1,084,334	591,000	(29,725,581)	(28,050,247)
Cost of purchases	—	—	—	—
Proceeds from sales, including return of capital	0	0	(37,984,898)	(37,984,898)
Accrued discount (premium)	—	—	—	—
Transfers to Level 3	—	—	—	—
Transfers from Level 3	—	—	—	—
Balance as of April 30, 2023	$ 1,614,548	$ —	$ 4,343,090	$ 5,957,638
Change in net unrealized appreciation (depreciation) on investments still held as of April 30, 2023	$ (376,408)	$ —	$ (3,756,859)	$ (4,133,267)
38

High Income Opportunities Portfolio
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 investments held as of April 30, 2023:
Type of Investment	Fair Value as of April 30, 2023	Valuation Technique	Unobservable Input	Input	Impact to Valuation from an Increase to Input*
Common Stocks	$1,254,692	Market approach	EBITDA multiple discount rate	15%	Decrease
Common Stocks	359,856	Discounted cash flow blended terminal value	Discount rate	25%	Increase
Miscellaneous	4,343,090	Market approach	Liquidity discount	15%	Decrease
Included in foreign corporate bonds are securities valued at $0 based on their estimated recovery value percentage.
*	Represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.
10  Risks and Uncertainties
Credit Risk
The Portfolio primarily invests in lower rated and comparable quality unrated high yield securities. These investments have different risks than investments in debt securities rated investment grade. Risk of loss upon default by the borrower is significantly greater with respect to such debt than with other debt securities because these securities are generally unsecured and are more sensitive to adverse economic conditions, such as recession or increasing interest rates, than are investment grade issuers.
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks of disease, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and industries, and could continue to affect the market in significant and unforeseen ways. Other epidemics and pandemics that may arise in the future may have similar effects. Any such impact could adversely affect the Portfolio’s performance, or the performance of the securities in which the Portfolio invests.
39

Eaton Vance
High Income Opportunities Fund
April 30, 2023
Officers and Trustees

Officers of Eaton Vance High Income Opportunities Fund and High Income Opportunities Portfolio
Eric A. Stein President	Nicholas S. Di Lorenzo Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Richard F. Froio Chief Compliance Officer
James F. Kirchner Treasurer
Trustees of Eaton Vance High Income Opportunities Fund and High Income Opportunities Portfolio
George J. Gorman Chairperson
Alan C. Bowser
Thomas E. Faust Jr.*
Mark R. Fetting
Cynthia E. Frost
Valerie A. Mosley
Anchal Pachnanda*(1)
Marcus L. Smith
Susan J. Sutherland
Scott E. Wennerholm
Nancy A. Wiser

*	Interested Trustee
(1)	Ms. Pachnanda began serving as Trustee effective April 1, 2023.
40

Eaton Vance Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
41

Eaton Vance Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
42

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.
43

This Page Intentionally Left Blank

Investment Adviser of High Income Opportunities Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110
Investment Sub-Adviser of High Income Opportunities Portfolio
and Eaton Vance High Income Opportunities Fund
Eaton Vance Advisers International Ltd.
125 Old Broad Street
London, EC2N 1AR
United Kingdom
Investment Adviser and Administrator of Eaton Vance High
Income Opportunities Fund
Eaton Vance Management
Two International Place
Boston, MA 02110
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 534439
Pittsburgh, PA 15253-4439
(800) 262-1122
Fund Offices
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7713    4.30.23

Eaton Vance
Global Bond Fund
Semiannual Report
April 30, 2023

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund's adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2023
Eaton Vance
Global Bond Fund

Eaton Vance
Global Bond Fund
April 30, 2023
Performance

Portfolio Manager(s) Kyle Lee, CFA, Patrick Campbell, CFA and Brian Shaw, CFA
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	06/27/2007	06/27/2007	12.87%	1.27%	(0.52)%	0.22%
Class A with 3.25% Maximum Sales Charge	—	—	9.16	(2.07)	(1.19)	(0.11)
Class C at NAV	03/01/2011	06/27/2007	12.47	0.56	(1.22)	(0.35)
Class C with 1% Maximum Deferred Sales Charge	—	—	11.47	(0.41)	(1.22)	(0.35)
Class I at NAV	03/01/2011	06/27/2007	13.08	1.57	(0.21)	0.52

Bloomberg Global Aggregate Bond Index	—	—	8.92%	(2.31)%	(0.93)%	(0.03)%
Blended Index	—	—	9.56	(1.46)	(0.80)	0.05
% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I
Gross	1.88%	2.58%	1.58%
Net	1.02	1.72	0.72
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
2

Eaton Vance
Global Bond Fund
April 30, 2023
Fund Profile

Asset Allocation (% of net assets)[1]
Foreign Currency Exposures (% of net assets)[2]
Japan	12.6%
Euro	11.3
South Korea	6.7
Australia	5.5
Dominican Republic	5.0
Iceland	4.9
Serbia	4.2
Canada	3.8
United Kingdom	3.6
India	3.5
Indonesia	2.9
Malaysia	1.7
Others	4.1 [3]
Total Long	70.6%
Total Short	-0.8%
Total Net	69.8%

Footnotes:
Fund invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.
[1]	Other Net Assets represents other assets less liabilities and includes any investment type that represents less than 1% of net assets.
[2]	Currency exposures include all foreign exchange denominated assets and currency derivatives. Total exposures may exceed 100% due to implicit leverage created by derivatives.
[3]	Includes amounts each less than 1.0% or –1.0%, as applicable.
3

Eaton Vance
Global Bond Fund
April 30, 2023
Endnotes and Additional Disclosures

[1]	Bloomberg Global Aggregate Bond Index is an unmanaged index of global investment-grade bonds denominated in the U.S. Dollar, Euro, Japanese Yen, and British Sterling. The index includes corporate bonds, government bonds, and mortgage-backed securities. The Blended Index consists of 85% Bloomberg Global Aggregate Bond Index and 15% J.P. Morgan Emerging Markets Bond (JEMB) Hard Currency/Local Currency 50-50 Index, rebalanced monthly. J.P. Morgan Emerging Markets Bond (JEMB) Hard Currency/Local
Currency 50-50 Index is a blended index comprised of 50% J.P. Morgan Government Bond Index: Emerging Market Global Diversified (JPM GBI-EM GD), 25% J.P. Morgan Emerging Market Bond Index Global Diversified (JPM EMBI GD) and 25% J.P. Morgan Corporate Emerging Markets Bond Index Broad Diversified (JPM CEMBI BD). J.P. Morgan Government Bond Index: Emerging Market Global Diversified (JPM GBI-EM GD) is an unmanaged index of local currency bonds with maturities of more than one year issued by emerging markets governments. J.P. Morgan Emerging Market Bond Index Global Diversified (JPM EMBI GD) is a market-cap weighted index that measures USD-denominated Brady Bonds, Eurobonds, and traded loans issued by sovereign entities. J.P. Morgan Corporate Emerging Markets Bond Index Broad Diversified (JPM CEMBI BD) is an unmanaged index of USD-denominated emerging market corporate bonds. Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The indexes are used with permission. The indexes may not be copied, used, or distributed without J.P. Morgan’s prior written approval. Copyright 2021, J.P. Morgan Chase & Co. All rights reserved. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years. Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase.
[3]	Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 2/29/24. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
Fund profile subject to change due to active management

Important Notice to Shareholders
Effective on or about June 26, 2023, the Fund’s name will change to Eaton Vance Global Sovereign Opportunities Fund and the Fund’s policy to, under normal market conditions, invest at least 80% of its net assets (plus any borrowings for investment purposes) in bonds will be revised to state that, under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. and non-U.S. sovereign investments.
Also, effective on or about June 26, 2023, the Fund will change its primary benchmark to the FTSE World Government Bond Index because the investment adviser believes it is a more appropriate benchmark for the Fund and its secondary performance benchmark will be a blended index consisting of 80% FTSE World Government Bond Index and 20% JPMorgan GB-EM Global Diversified Index.

4

Eaton Vance
Global Bond Fund
April 30, 2023
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2022 to April 30, 2023).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (11/1/22)	Ending Account Value (4/30/23)	Expenses Paid During Period* (11/1/22 – 4/30/23)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,128.70	$5.28**	1.00%
Class C	$1,000.00	$1,124.70	$8.96**	1.70%
Class I	$1,000.00	$1,130.80	$3.70**	0.70%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.84	$5.01**	1.00%
Class C	$1,000.00	$1,016.36	$8.50**	1.70%
Class I	$1,000.00	$1,021.32	$3.51**	0.70%
*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2022. The Example reflects the expenses of both the Fund and the Portfolio.
**	Absent an allocation of certain expenses to an affiliate, expenses would be higher.
5

Eaton Vance
Global Bond Fund
April 30, 2023
Statement of Assets and Liabilities (Unaudited)

April 30, 2023
Assets
Investment in International Income Portfolio, at value (identified cost $45,015,029)	$ 43,135,161
Receivable for Fund shares sold	96,762
Receivable from affiliate	16,193
Total assets	$ 43,248,116
Liabilities
Payable for Fund shares redeemed	$ 95,828
Payable to affiliate:
Distribution and service fees	4,208
Trustees' fees	43
Accrued expenses	42,157
Total liabilities	$ 142,236
Net Assets	$ 43,105,880
Sources of Net Assets
Paid-in capital	$ 78,823,101
Accumulated loss	(35,717,221)
Net Assets	$ 43,105,880
Class A Shares
Net Assets	$ 12,631,260
Shares Outstanding	1,851,611
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 6.82
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$ 7.05
Class C Shares
Net Assets	$ 1,313,550
Shares Outstanding	192,556
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 6.82
Class I Shares
Net Assets	$ 29,161,070
Shares Outstanding	4,290,134
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 6.80
On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
6
See Notes to Financial Statements.

Eaton Vance
Global Bond Fund
April 30, 2023
Statement of Operations (Unaudited)

Six Months Ended
April 30, 2023
Investment Income
Dividend income allocated from Portfolio	$ 59,973
Interest income allocated from Portfolio (net of foreign taxes withheld of $5,361)	835,118
Expenses, excluding interest expense, allocated from Portfolio	(122,964)
Interest expense allocated from Portfolio	(3,128)
Total investment income from Portfolio	$ 768,999
Expenses
Distribution and service fees:
Class A	$ 18,327
Class C	6,437
Trustees’ fees and expenses	250
Custodian fee	9,915
Transfer and dividend disbursing agent fees	21,391
Legal and accounting services	11,003
Printing and postage	10,795
Registration fees	23,983
Miscellaneous	5,886
Total expenses	$ 107,987
Deduct:
Waiver and/or reimbursement of expenses by affiliate	$ 83,089
Total expense reductions	$ 83,089
Net expenses	$ 24,898
Net investment income	$ 744,101
Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss):
Investment transactions (net of foreign capital gains taxes of $2,782)	$ (1,879,975)
Futures contracts	30,359
Swap contracts	(340,354)
Foreign currency transactions	98,156
Forward foreign currency exchange contracts	370,693
Non-deliverable bond forward contracts	91,781
Net realized loss	$(1,629,340)
Change in unrealized appreciation (depreciation):
Investments (including net increase in accrued foreign capital gains taxes of $6,640)	$ 4,872,360
Written swaptions¬	144,905
Futures contracts	(66,471)
Swap contracts	245,773
Foreign currency	1,551
Forward foreign currency exchange contracts	(519,006)
Non-deliverable bond forward contracts	(25,474)
Net change in unrealized appreciation (depreciation)	$ 4,653,638
Net realized and unrealized gain	$ 3,024,298
Net increase in net assets from operations	$ 3,768,399
7
See Notes to Financial Statements.

Eaton Vance
Global Bond Fund
April 30, 2023
Statements of Changes in Net Assets

	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 744,101	$ 1,206,837
Net realized loss	(1,629,340)	(2,839,362)
Net change in unrealized appreciation (depreciation)	4,653,638	(6,377,946)
Net increase (decrease) in net assets from operations	$ 3,768,399	$ (8,010,471)
Distributions to shareholders:
Class A	$ (277,953)	$ —
Class C	(24,570)	—
Class I	(563,208)	—
Total distributions to shareholders	$ (865,731)	$ —
Tax return of capital to shareholders:
Class A	$ —	$ (632,949)
Class C	—	(56,224)
Class I	—	(1,023,870)
Total tax return of capital to shareholders	$ —	$ (1,713,043)
Transactions in shares of beneficial interest:
Class A	$ 365	$ (5,394,244)
Class C	(50,542)	(477,741)
Class I	11,843,527	(13,964,529)
Net increase (decrease) in net assets from Fund share transactions	$11,793,350	$(19,836,514)
Net increase (decrease) in net assets	$14,696,018	$(29,560,028)
Net Assets
At beginning of period	$ 28,409,862	$ 57,969,890
At end of period	$43,105,880	$ 28,409,862
8
See Notes to Financial Statements.

Eaton Vance
Global Bond Fund
April 30, 2023
Financial Highlights

	Class A
	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31,
		2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 6.190	$ 7.960	$ 8.440	$ 8.510	$ 8.500	$ 9.130
Income (Loss) From Operations
Net investment income(1)	$ 0.133	$ 0.207	$ 0.132	$ 0.176	$ 0.295	$ 0.315
Net realized and unrealized gain (loss)	0.649	(1.675)	(0.150)	0.292	0.174	(0.539)
Total income (loss) from operations	$ 0.782	$ (1.468)	$ (0.018)	$ 0.468	$ 0.469	$ (0.224)
Less Distributions
From net investment income	$ (0.152)	$ —	$ (0.146)	$ (0.378)	$ (0.459)	$ (0.052)
Tax return of capital	—	(0.302)	(0.316)	(0.160)	—	(0.354)
Total distributions	$ (0.152)	$ (0.302)	$ (0.462)	$ (0.538)	$ (0.459)	$ (0.406)
Net asset value — End of period	$ 6.820	$ 6.190	$ 7.960	$ 8.440	$ 8.510	$ 8.500
Total Return(2)(3)	12.87% (4)	(18.94)%	(0.38)%	5.72%	5.62%	(2.58)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$12,631	$11,466	$20,539	$18,354	$18,677	$19,483
Ratios (as a percentage of average daily net assets):(5)
Expenses (3)	1.00% (6)(7)(8)	1.02% (6)(7)	1.01% (7)	1.01% (7)	1.11% (7)	1.11% (7)
Net investment income	3.99% (8)	2.89%	1.57%	2.09%	3.43%	3.51%
Portfolio Turnover of the Portfolio	111% (4)(9)	159% (9)	102% (9)	88% (9)	92%	23%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	The investment adviser and administrator of the Fund and the investment adviser of the Portfolio reimbursed certain operating expenses (equal to 1.08%, 0.86%, 0.49%, 0.49%, 0.40% and 0.34% of average daily net assets for the six months ended April 30, 2023 and the years ended October 31, 2022, 2021, 2020, 2019 and 2018, respectively). Absent this reimbursement, total return would be lower.
(4)	Not annualized.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(6)	Includes a reduction by the investment adviser of a portion of the Portfolio's adviser fee due to the Portfolio's investment in the Liquidity Fund (equal to 0.015% and less than 0.005% of average daily net assets for the six months ended April 30, 2023 and the year ended October 31, 2022,respectively).
(7)	Includes interest expense of 0.02% of average daily net assets for the six months ended April 30, 2023 and the year ended October 31, 2022 and 0.01% of average daily net assets for each of the years ended October 31, 2021, 2020, 2019 and 2018.
(8)	Annualized.
(9)	Includes the effect of To-Be-Announced (TBA) transactions.
9
See Notes to Financial Statements.

Eaton Vance
Global Bond Fund
April 30, 2023
Financial Highlights   — continued

	Class C
	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31,
		2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 6.190	$ 7.960	$ 8.440	$ 8.510	$ 8.500	$ 9.130
Income (Loss) From Operations
Net investment income(1)	$ 0.109	$ 0.157	$ 0.068	$ 0.123	$ 0.237	$ 0.252
Net realized and unrealized gain (loss)	0.649	(1.674)	(0.146)	0.286	0.171	(0.539)
Total income (loss) from operations	$ 0.758	$(1.517)	$(0.078)	$ 0.409	$ 0.408	$ (0.287)
Less Distributions
From net investment income	$ (0.128)	$ —	$ (0.127)	$ (0.336)	$ (0.398)	$ (0.044)
Tax return of capital	—	(0.253)	(0.275)	(0.143)	—	(0.299)
Total distributions	$(0.128)	$(0.253)	$(0.402)	$(0.479)	$(0.398)	$ (0.343)
Net asset value — End of period	$ 6.820	$ 6.190	$ 7.960	$ 8.440	$ 8.510	$ 8.500
Total Return(2)(3)	12.47% (4)	(19.50)%	(1.09)%	4.98%	4.88%	(3.26)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 1,314	$ 1,238	$ 2,115	$ 5,173	$ 9,517	$14,107
Ratios (as a percentage of average daily net assets):(5)
Expenses (3)	1.70% (6)(7)(8)	1.72% (6)(7)	1.71% (7)	1.71% (7)	1.81% (7)	1.81% (7)
Net investment income	3.28% (8)	2.20%	0.80%	1.47%	2.76%	2.81%
Portfolio Turnover of the Portfolio	111% (4)(9)	159% (9)	102% (9)	88% (9)	92%	23%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	The investment adviser and administrator of the Fund and the investment adviser of the Portfolio reimbursed certain operating expenses (equal to 1.08%, 0.86%, 0.49%, 0.49%, 0.40% and 0.34% of average daily net assets for the six months ended April 30, 2023 and the years ended October 31, 2022, 2021, 2020, 2019 and 2018, respectively). Absent this reimbursement, total return would be lower.
(4)	Not annualized.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(6)	Includes a reduction by the investment adviser of a portion of the Portfolio's adviser fee due to the Portfolio's investment in the Liquidity Fund (equal to 0.015% and less than 0.005% of average daily net assets for the six months ended April 30, 2023 and the year ended October 31, 2022,respectively).
(7)	Includes interest expense of 0.02% of average daily net assets for the six months ended April 30, 2023 and the year ended October 31, 2022 and 0.01% of average daily net assets for each of the years ended October 31, 2021, 2020, 2019 and 2018.
(8)	Annualized.
(9)	Includes the effect of To-Be-Announced (TBA) transactions.
10
See Notes to Financial Statements.

Eaton Vance
Global Bond Fund
April 30, 2023
Financial Highlights   — continued

	Class I
	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31,
		2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 6.160	$ 7.930	$ 8.410	$ 8.480	$ 8.480	$ 9.100
Income (Loss) From Operations
Net investment income(1)	$ 0.143	$ 0.224	$ 0.156	$ 0.213	$ 0.319	$ 0.341
Net realized and unrealized gain (loss)	0.658	(1.671)	(0.151)	0.279	0.164	(0.529)
Total income (loss) from operations	$ 0.801	$ (1.447)	$ 0.005	$ 0.492	$ 0.483	$ (0.188)
Less Distributions
From net investment income	$ (0.161)	$ —	$ (0.152)	$ (0.395)	$ (0.483)	$ (0.056)
Tax return of capital	—	(0.323)	(0.333)	(0.167)	—	(0.376)
Total distributions	$ (0.161)	$ (0.323)	$ (0.485)	$ (0.562)	$ (0.483)	$ (0.432)
Net asset value — End of period	$ 6.800	$ 6.160	$ 7.930	$ 8.410	$ 8.480	$ 8.480
Total Return(2)(3)	13.08% (4)	(18.65)%	(0.11)%	6.04%	5.82%	(2.19)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$29,161	$15,706	$35,316	$33,597	$56,451	$62,225
Ratios (as a percentage of average daily net assets):(5)
Expenses (3)	0.70% (6)(7)(8)	0.72% (6)(7)	0.71% (7)	0.71% (7)	0.81% (7)	0.81% (7)
Net investment income	4.29% (8)	3.11%	1.86%	2.54%	3.73%	3.81%
Portfolio Turnover of the Portfolio	111% (4)(9)	159% (9)	102% (9)	88% (9)	92%	23%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	The investment adviser and administrator of the Fund and the investment adviser of the Portfolio reimbursed certain operating expenses (equal to 1.08%, 0.86%, 0.49%, 0.49%, 0.40% and 0.34% of average daily net assets for the six months ended April 30, 2023 and the years ended October 31, 2022, 2021, 2020, 2019 and 2018, respectively). Absent this reimbursement, total return would be lower.
(4)	Not annualized.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(6)	Includes a reduction by the investment adviser of a portion of the Portfolio's adviser fee due to the Portfolio's investment in the Liquidity Fund (equal to 0.015% and less than 0.005% of average daily net assets for the six months ended April 30, 2023 and the year ended October 31, 2022,respectively).
(7)	Includes interest expense of 0.02% of average daily net assets for the six months ended April 30, 2023 and the year ended October 31, 2022 and 0.01% of average daily net assets for each of the years ended October 31, 2021, 2020, 2019 and 2018.
(8)	Annualized.
(9)	Includes the effect of To-Be-Announced (TBA) transactions.
11
See Notes to Financial Statements.

Eaton Vance
Global Bond Fund
April 30, 2023
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Global Bond Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests its assets in interests in International Income Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (99.9% at April 30, 2023). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.
B  Income—The Fund's net investment income or loss consists of the Fund's pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.
C  Federal and Other Taxes —The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
As of April 30, 2023, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
D  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
E  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
F  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
G  Other—Investment transactions are accounted for on a trade date basis.
H  Interim Financial Statements—The interim financial statements relating to April 30, 2023 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
12

Eaton Vance
Global Bond Fund
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

2  Distributions to Shareholders and Income Tax Information
The Fund expects to pay any required income distributions monthly and intends to distribute annually all or substantially all of its net realized capital gains. The Fund may include in its distributions amounts attributable to the imputed interest on foreign currency exposures and certain other derivative positions which, in certain circumstances, may result in a return of capital for federal income tax purposes. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
At October 31, 2022, the Fund, for federal income tax purposes, had deferred capital losses of $32,696,823 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at October 31, 2022, $8,026,020 are short-term and $24,670,803 are long-term.
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment adviser fee is computed at an annual rate as a percentage of the Fund’s average daily net assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser and receive an advisory fee as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $1 billion	0.500%
$1 billion but less than $2.5 billion	0.475%
$2.5 billion but less than $5 billion	0.455%
$5 billion and over	0.440%
For the six months ended April 30, 2023, the Fund incurred no investment adviser fee on such assets. To the extent the Fund’s assets are invested in the Portfolio, the Fund is allocated its share of the Portfolio’s investment adviser fee. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. EVM also serves as the administrator of the Fund, but receives no compensation. EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding such expenses as brokerage commissions, acquired fund fees and expenses of unaffiliated funds,  borrowing costs, taxes or litigation expenses) exceed 1.00%, 1.70% and 0.70% of the Fund’s average daily net assets for Class A, Class C and Class I, respectively. This agreement may be changed or terminated after February 29, 2024. Pursuant to this agreement, EVM was allocated $83,089 of the Fund’s operating expenses for the six months ended April 30, 2023.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2023, EVM earned $2,642 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $32 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2023. EVD also received distribution and service fees from Class A and Class C shares (see Note 4).
Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.
4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.30% (0.25% effective July 1, 2023) per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2023 amounted to $18,327 for Class A shares.
13

Eaton Vance
Global Bond Fund
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2023, the Fund paid or accrued to EVD $4,828 for Class C shares.
Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2023 amounted to $1,609 for Class C shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 0.75% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended April 30, 2023, the Fund was informed that EVD received no CDSCs paid by Class A and Class C shareholders.
6  Investment Transactions
For the six months ended April 30, 2023, increases and decreases in the Fund's investment in the Portfolio aggregated $14,639,672 and $3,845,640, respectively.
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions for all periods presented, were as follows:
	Six Months Ended April 30, 2023 (Unaudited)		Year Ended October 31, 2022
	Shares	Amount	Shares	Amount
Class A
Sales	98,066	$ 664,482	408,177	$ 3,124,350
Issued to shareholders electing to receive payments of distributions in Fund shares	38,166	256,787	83,567	588,630
Redemptions	(138,127)	(920,904)	(1,218,517)	(9,107,224)
Net increase (decrease)	(1,895)	$ 365	(726,773)	$ (5,394,244)
Class C
Sales	15,323	$ 104,354	38,835	$ 264,123
Issued to shareholders electing to receive payments of distributions in Fund shares	3,360	22,597	7,225	50,726
Redemptions	(26,289)	(177,493)	(111,572)	(792,590)
Net decrease	(7,606)	$ (50,542)	(65,512)	$ (477,741)
14

Eaton Vance
Global Bond Fund
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

	Six Months Ended April 30, 2023 (Unaudited)		Year Ended October 31, 2022
	Shares	Amount	Shares	Amount
Class I
Sales	2,353,947	$ 15,931,984	552,602	$ 3,938,764
Issued to shareholders electing to receive payments of distributions in Fund shares	83,527	560,645	144,084	1,019,604
Redemptions	(695,507)	(4,649,102)	(2,599,911)	(18,922,897)
Net increase (decrease)	1,741,967	$11,843,527	(1,903,225)	$(13,964,529)
8  Name Change
Effective on or about June 26, 2023, the name of Eaton Vance Global Bond Fund will be changed to Eaton Vance Global Sovereign Opportunities Fund.
15

International Income Portfolio
April 30, 2023
Portfolio of Investments (Unaudited)

Collateralized Mortgage Obligations — 3.9%
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp., Series 2022-DNA1, Class M2, 7.315%, (30-day average SOFR + 2.50%), 1/25/42(1)(2)	$1,800	$ 1,698,046
Total Collateralized Mortgage Obligations (identified cost $1,691,437)		$ 1,698,046

Foreign Corporate Bonds — 3.0%
Security	Principal Amount (000's omitted)		Value
Iceland — 3.0%
Arion Banki HF, 6.00%, 4/12/24(3)	ISK	140,000	$ 1,007,287
Landsbankinn HF, 5.00%, 11/23/23(3)	ISK	40,000	289,783
Total Foreign Corporate Bonds (identified cost $999,379)			$ 1,297,070

Sovereign Government Bonds — 60.6%
Security	Principal Amount (000's omitted)		Value
Colombia — 1.9%
Titulos De Tesoreria B:
5.75%, 11/3/27	COP	1,654,000	$ 284,496
6.00%, 4/28/28	COP	645,000	110,317
7.00%, 3/26/31	COP	1,409,600	230,085
7.00%, 6/30/32	COP	1,367,900	214,228
			$ 839,126
Cyprus — 2.5%
Cyprus Government International Bond:
2.75%, 2/26/34(3)	EUR	407	$ 399,233
4.125%, 4/13/33(3)	EUR	618	688,080
			$ 1,087,313
Dominican Republic — 4.8%
Dominican Republic:
8.00%, 1/15/27(3)	DOP	3,970	$ 63,831
8.00%, 2/12/27(3)	DOP	20,150	322,450
12.00%, 8/8/25(1)	DOP	10,930	199,492
13.00%, 1/30/26(1)	DOP	6,240	117,413
13.00%, 6/9/34(3)	DOP	40,800	864,093
Security	Principal Amount (000's omitted)		Value
Dominican Republic (continued)
Dominican Republic: (continued)
13.625%, 2/3/33(1)	DOP	16,000	$ 347,823
Dominican Republic Central Bank Notes:
8.00%, 3/12/27(3)	DOP	900	14,395
13.00%, 12/5/25(1)	DOP	8,440	159,386
			$ 2,088,883
Germany — 9.0%
Bundesrepublik Deutschland Bundesanleihe, 1.70%, 8/15/32(3)	EUR	3,700	$ 3,880,849
			$ 3,880,849
Greece — 1.2%
Hellenic Republic Government Bond, 1.50%, 6/18/30(1)(3)	EUR	548	$ 509,852
			$ 509,852
Honduras — 0.4%
Honduras Government International Bond, 7.50%, 3/15/24(3)	USD	158	$ 156,829
			$ 156,829
Iceland — 1.5%
Republic of Iceland:
1.50%, 5/15/23	ISK	34,247	$ 251,625
2.50%, 4/15/24	ISK	15,753	109,611
5.00%, 11/15/28	ISK	3,916	26,217
8.00%, 6/12/25	ISK	37,968	276,080
			$ 663,533
India — 5.4%
Export-Import Bank of India, 2.25%, 1/13/31(3)	USD	1,000	$ 818,747
India Government Bond, 7.10%, 4/18/29	INR	124,900	1,528,930
			$ 2,347,677
Indonesia — 3.2%
Indonesia Government Bond:
6.125%, 5/15/28	IDR	1,053,000	$ 71,389
6.375%, 4/15/32	IDR	8,700,000	586,921
7.125%, 6/15/42	IDR	1,472,000	102,389
7.125%, 6/15/43	IDR	8,036,000	560,249
7.375%, 5/15/48	IDR	529,000	37,438
			$ 1,358,386

16
See Notes to Financial Statements.

International Income Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Jordan — 0.4%
Kingdom of Jordan, 7.375%, 10/10/47(3)	USD	200	$ 169,492
			$ 169,492
Mexico — 7.4%
Mexican Udibonos, 4.00%, 11/30/28	MXN	58,767	$ 3,185,179
			$ 3,185,179
New Zealand — 3.9%
New Zealand Government Bond, 3.00%, 9/20/30(3)(4)	NZD	2,454	$ 1,665,696
			$ 1,665,696
Peru — 3.5%
Peru Government Bond:
5.35%, 8/12/40	PEN	1,891	$ 402,597
5.40%, 8/12/34	PEN	1,581	360,017
6.15%, 8/12/32	PEN	2,100	518,886
6.95%, 8/12/31	PEN	845	222,375
			$ 1,503,875
Philippines — 1.4%
Republic of the Philippines, 6.25%, 1/14/36	PHP	34,000	$ 601,427
			$ 601,427
Romania — 0.6%
Romania Government International Bond, 3.375%, 1/28/50(3)	EUR	405	$ 269,534
			$ 269,534
Serbia — 4.1%
Serbia Treasury Bond, 5.875%, 2/8/28	RSD	187,260	$ 1,784,437
			$ 1,784,437
South Africa — 4.7%
Republic of South Africa:
8.00%, 1/31/30	ZAR	9,000	$ 440,885
10.50%, 12/21/26	ZAR	27,560	1,583,286
			$ 2,024,171
South Korea — 3.5%
Korea Treasury Bond, 4.00%, 12/10/31	KRW	1,901,500	$ 1,486,814
			$ 1,486,814
Security	Principal Amount (000's omitted)		Value
Ukraine — 0.5%
Ukraine Government Bond:
10.95%, 11/1/23	UAH	563	$ 11,739
11.67%, 11/22/23	UAH	1,508	31,041
15.84%, 2/26/25	UAH	6,741	124,435
16.00%, 5/24/23	UAH	1,057	26,250
			$ 193,465
Uruguay — 0.7%
Uruguay Government Bond, 3.875%, 7/2/40	UYU	10,996	$ 301,463
			$ 301,463
Total Sovereign Government Bonds (identified cost $27,959,240)			$26,118,001

U.S. Government Agency Mortgage-Backed Securities — 8.8%
Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association:
4.796%, (COF + 1.79%), with maturity at 2035(5)	$106	$ 103,033
5.00%, with maturity at 2052	975	970,275
5.50%, 30-Year, TBA(6)	2,700	2,723,202
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $3,794,304)		$ 3,796,510

U.S. Treasury Obligations — 1.6%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Inflation-Protected Bond:
0.125%, 2/15/52(7)(8)	$537	$ 367,088
0.625%, 7/15/32(7)	336	319,682
Total U.S. Treasury Obligations (identified cost $725,166)		$ 686,770

17
See Notes to Financial Statements.

International Income Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 20.8%
Affiliated Fund — 9.8%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.78%(9)	4,243,350	$ 4,243,350
Total Affiliated Fund (identified cost $4,243,350)		$ 4,243,350

U.S. Treasury Obligations — 11.0%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills:
0.00%, 5/9/23	$634	$ 633,420
0.00%, 5/9/23	866	865,208
0.00%, 5/16/23	2,250	2,246,051
0.00%, 5/30/23(8)	1,000	996,691
Total U.S. Treasury Obligations (identified cost $4,741,478)		$ 4,741,370
Total Short-Term Investments (identified cost $8,984,828)		$ 8,984,720

Total Purchased Options — 0.1% (identified cost $21,968)	$ 33,429
Total Investments — 98.8% (identified cost $44,176,322)	$42,614,546
Total Written Swaptions — (0.0)%(10) (premiums received $36,050)	$ (1,016)
Other Assets, Less Liabilities — 1.2%	$ 529,576
Net Assets — 100.0%	$43,143,106
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2023, the aggregate value of these securities is $3,032,012 or 7.0% of the Portfolio's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2023.
(3)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At April 30, 2023, the aggregate value of these securities is $11,120,151 or 25.8% of the Portfolio's net assets.
(4)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.
(5)	Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at April 30, 2023.
(6)	TBA (To Be Announced) securities are purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date are determined upon settlement.
(7)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.
(8)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.
(9)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of April 30, 2023.
(10)	Amount is less than (0.05)%.

Purchased Currency Options (OTC) — 0.1%
Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Call BRL vs. Put USD (Digital Option)	Citibank, N.A.	USD	145,000	BRL	4.80	9/6/23	$ 33,429
Total							$33,429
18
See Notes to Financial Statements.

International Income Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Written Interest Rate Swaptions (OTC) — (0.0)%(1)
Description	Counterparty	Notional Amount		Expiration Date	Value
Option to enter into interest rate swap expiring 5/3/23 to pay SOFR and receive 3.31%	Bank of America, N.A.	USD	(1,000,000)	5/3/23	$ (744)
Option to enter into interest rate swap expiring 5/17/23 to pay SOFR and receive 3.60%	Bank of America, N.A.	USD	(900,000)	5/17/23	(272)
Total					$(1,016)
(1)	Amount is less than (0.05)%.
Forward Foreign Currency Exchange Contracts (Centrally Cleared)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	135,918	PHP	7,500,000	5/24/23	$ 459
USD	253,026	PHP	14,000,000	5/24/23	171
USD	252,981	PHP	14,000,000	5/24/23	125
COP	15,000,000	USD	3,266	6/21/23	(109)
COP	480,300,000	USD	104,799	6/21/23	(3,689)
EUR	11,008,954	USD	11,838,930	6/21/23	325,777
KRW	70,222,353	USD	53,132	6/21/23	(494)
KRW	342,000,000	USD	265,330	6/21/23	(8,968)
KRW	476,000,000	USD	366,495	6/21/23	(9,687)
KRW	476,000,000	USD	366,718	6/21/23	(9,910)
KRW	528,118,900	USD	408,685	6/21/23	(12,809)
PEN	2,054,316	USD	539,134	6/21/23	13,426
USD	50,954	COP	246,000,000	6/21/23	(833)
USD	57,845	COP	279,273,168	6/21/23	(945)
USD	128,438	COP	623,000,000	6/21/23	(2,712)
USD	170,495	COP	823,138,552	6/21/23	(2,787)
USD	145,756	COP	707,000,000	6/21/23	(3,078)
USD	429,845	COP	2,085,000,000	6/21/23	(9,077)
USD	169,995	EUR	158,078	6/21/23	(4,678)
USD	708,889	EUR	646,089	6/21/23	(5,028)
USD	515,894	EUR	479,727	6/21/23	(14,196)
USD	829,014	EUR	770,895	6/21/23	(22,812)
USD	834,224	EUR	775,740	6/21/23	(22,956)
USD	1,252,290	EUR	1,164,497	6/21/23	(34,460)
USD	1,524,193	EUR	1,417,338	6/21/23	(41,942)
USD	1,645,310	EUR	1,529,965	6/21/23	(45,275)
USD	2,247,481	EUR	2,089,920	6/21/23	(61,845)
USD	4,868,990	EUR	4,527,647	6/21/23	(133,982)
USD	17,009	PEN	65,000	6/21/23	(475)
USD	61,518	PEN	233,000	6/21/23	(1,153)
USD	125,066	PEN	474,000	6/21/23	(2,428)
USD	118,566	PEN	451,522	6/21/23	(2,882)
19
See Notes to Financial Statements.

International Income Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	223,415	PEN	853,000	6/21/23	$ (6,020)
USD	262,440	PEN	1,000,000	6/21/23	(6,536)
USD	241,424	PEN	922,000	6/21/23	(6,571)
USD	503,041	PEN	1,919,000	6/21/23	(13,123)
USD	537,034	PEN	2,054,316	6/21/23	(15,526)
CLP	102,000,000	USD	125,569	6/22/23	(49)
CLP	55,600,000	USD	68,536	6/22/23	(115)
USD	194,017	CLP	157,600,000	6/22/23	75
IDR	1,638,200,000	USD	104,854	7/11/23	6,709
IDR	1,283,800,000	USD	81,852	7/11/23	5,577
IDR	1,027,000,000	USD	65,519	7/11/23	4,421
IDR	1,027,000,000	USD	65,591	7/11/23	4,349
USD	75,028	IDR	1,143,000,000	7/11/23	(2,812)
USD	91,708	IDR	1,398,000,000	7/11/23	(3,497)
USD	159,725	IDR	2,435,000,000	7/11/23	(6,102)
IDR	37,593,929,911	USD	2,449,441	7/25/23	110,225
IDR	9,878,356,800	USD	643,627	7/25/23	28,963
IDR	6,300,000,000	USD	416,942	7/25/23	12,007
IDR	9,479,000,000	USD	636,204	7/25/23	9,195
IDR	5,185,466,039	USD	349,129	7/25/23	3,936
IDR	758,240,122	USD	49,617	7/25/23	2,010
IDR	1,951,000,000	USD	131,086	7/25/23	1,753
IDR	338,410,027	USD	22,416	7/25/23	626
USD	49,459	IDR	728,323,700	7/25/23	(131)
USD	142,802	IDR	2,113,400,000	7/25/23	(1,094)
USD	178,551	IDR	2,642,000,000	7/25/23	(1,336)
USD	214,328	IDR	3,170,200,000	7/25/23	(1,522)
USD	69,394	IDR	1,049,100,000	7/25/23	(2,036)
USD	514,377	IDR	7,818,533,946	7/25/23	(17,965)
USD	578,175	IDR	8,796,932,093	7/25/23	(20,784)
USD	639,707	IDR	9,878,356,800	7/25/23	(32,883)
USD	2,457,645	IDR	37,719,834,412	7/25/23	(110,594)
BRL	1,684,080	USD	314,002	9/11/23	15,345
					$ (162,757)
Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	93,729	USD	102,389	Standard Chartered Bank	5/5/23	$ 904	$ —
USD	371,393	EUR	337,274	Standard Chartered Bank	5/5/23	—	(296)
USD	515,195	EUR	467,865	Standard Chartered Bank	5/5/23	—	(410)
USD	107,718	CNH	731,000	Standard Chartered Bank	5/8/23	2,165	—
20
See Notes to Financial Statements.

International Income Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	94,298	CNH	640,000	Standard Chartered Bank	5/8/23	$ 1,886	$ —
MYR	600,000	USD	135,654	Goldman Sachs International	5/10/23	—	(674)
MYR	700,000	USD	158,281	Goldman Sachs International	5/10/23	—	(805)
MYR	550,000	USD	124,940	Barclays Bank PLC	5/15/23	—	(1,175)
AUD	1,757,925	USD	1,160,499	Goldman Sachs International	6/21/23	5,204	—
AUD	108,270	USD	72,287	HSBC Bank USA, N.A.	6/21/23	—	(491)
CAD	852,000	USD	626,717	Citibank, N.A.	6/21/23	2,760	—
CAD	852,000	USD	626,719	Goldman Sachs International	6/21/23	2,758	—
CAD	756,000	USD	556,034	HSBC Bank USA, N.A.	6/21/23	2,516	—
CZK	4,071,560	EUR	171,060	Citibank, N.A.	6/21/23	1,222	—
CZK	2,114,220	EUR	88,579	Standard Chartered Bank	6/21/23	907	—
CZK	2,114,220	EUR	88,579	UBS AG	6/21/23	906	—
EUR	217,602	USD	240,279	Citibank, N.A.	6/21/23	167	—
EUR	1,872,318	USD	2,067,560	Standard Chartered Bank	6/21/23	1,320	—
GBP	1,240,000	USD	1,488,164	State Street Bank and Trust Company	6/21/23	71,811	—
JPY	748,013,672	USD	5,601,541	Bank of America, N.A.	6/21/23	—	(69,646)
MYR	510,000	USD	113,076	Barclays Bank PLC	6/21/23	1,957	—
MYR	80,435	USD	17,855	Barclays Bank PLC	6/21/23	288	—
MYR	819,500	USD	182,184	Credit Agricole Corporate and Investment Bank	6/21/23	2,659	—
NZD	1,600,000	USD	977,925	Standard Chartered Bank	6/21/23	11,320	—
THB	3,082,600	USD	89,222	Standard Chartered Bank	6/21/23	1,486	—
THB	2,320,000	USD	66,789	Standard Chartered Bank	6/21/23	1,480	—
USD	252,423	MXN	4,870,000	Citibank, N.A.	6/21/23	—	(15,728)
USD	406,332	MXN	7,516,000	Standard Chartered Bank	6/21/23	—	(7,514)
USD	221,462	MXN	4,280,000	Standard Chartered Bank	6/21/23	—	(14,204)
USD	274,519	MXN	5,293,000	Standard Chartered Bank	6/21/23	—	(16,923)
USD	424,307	MXN	7,834,100	UBS AG	6/21/23	—	(7,054)
USD	1,518,635	MXN	27,881,000	UBS AG	6/21/23	—	(16,546)
USD	372,531	NZD	600,000	Bank of America, N.A.	6/21/23	1,564	—
USD	622,227	NZD	1,000,000	HSBC Bank USA, N.A.	6/21/23	3,949	—
USD	1,513,954	NZD	2,477,007	Standard Chartered Bank	6/21/23	—	(17,525)
USD	179,073	ZAR	3,318,132	Goldman Sachs International	6/21/23	—	(1,511)
USD	179,512	ZAR	3,327,963	Goldman Sachs International	6/21/23	—	(1,608)
USD	179,393	ZAR	3,327,964	Goldman Sachs International	6/21/23	—	(1,727)
USD	179,267	ZAR	3,327,964	Goldman Sachs International	6/21/23	—	(1,852)
USD	718,446	ZAR	13,302,023	Goldman Sachs International	6/21/23	—	(5,496)
ZAR	1,420,000	USD	76,438	Citibank, N.A.	6/21/23	843	—
AUD	920,000	USD	619,663	Bank of America, N.A.	7/20/23	—	(8,868)
AUD	948,737	USD	638,817	BNP Paribas	7/20/23	—	(8,943)
USD	314,194	BRL	1,684,080	Citibank, N.A.	9/11/23	—	(15,153)
USD	724,291	ZAR	13,297,982	UBS AG	9/18/23	6,866	—
						$126,938	$(214,149)
21
See Notes to Financial Statements.

International Income Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Non-Deliverable Bond Forward Contracts*
Settlement Date	Notional Amount (000's omitted)		Reference Entity	Counterparty	Aggregate Cost	Unrealized Appreciation (Depreciation)
5/5/23	COP	309,900	Republic of Colombia, 6.00%, 4/28/28	Goldman Sachs International	$ 65,964	$ 3,978
5/15/23	COP	400,000	Republic of Colombia, 6.25%, 11/26/25	Bank of America, N.A.	85,143	(763)
5/16/23	COP	604,000	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	128,565	(1,164)
5/16/23	COP	455,200	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	95,499	1,394
5/22/23	COP	881,000	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	187,527	(1,018)
5/24/23	COP	213,000	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	45,338	(290)
6/12/23	COP	609,000	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	129,630	(1,412)
6/19/23	COP	687,700	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	146,381	(1,802)
6/23/23	COP	699,000	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	148,787	(1,705)
6/26/23	COP	391,000	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	83,227	(1,152)
6/29/23	COP	645,915	Republic of Colombia, 5.75%, 11/3/27	Bank of America, N.A.	137,487	(3,995)
6/30/23	COP	350,000	Republic of Colombia, 6.25%, 11/26/25	Bank of America, N.A.	74,500	(702)
						$ (8,631)
*	Represents a short-term forward contract to purchase the reference entity denominated in a non-deliverable foreign currency.
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. Ultra-Long Treasury Bond	5	Long	6/21/23	$ 707,031	$ 33,737
U.S. 10-Year Treasury Note	14	Long	6/21/23	1,612,844	50,048
Euro-Bobl	(1)	Short	6/8/23	(129,991)	(110)
Euro-Bund	(10)	Short	6/8/23	(1,493,736)	(2,396)
Euro-Buxl	(1)	Short	6/8/23	(153,715)	(7,080)
Japan 10-Year Bond	(1)	Short	6/13/23	(1,090,682)	(23,202)
					$ 50,997
22
See Notes to Financial Statements.

International Income Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Inflation Swaps (Centrally Cleared)
Notional Amount (000's omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
EUR	300	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.20% (pays upon termination)	10/15/36	$ 43,909
EUR	300	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.20% (pays upon termination)	10/15/36	43,909
EUR	200	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.20% (pays upon termination)	10/15/36	29,247
EUR	280	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.08% (pays upon termination)	1/15/37	43,633
EUR	200	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.29% (pays upon termination)	10/15/46	(37,395)
EUR	300	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.29% (pays upon termination)	10/15/46	(56,092)
EUR	300	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.29% (pays upon termination)	10/15/46	(56,207)
EUR	280	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.18% (pays upon termination)	1/15/47	(58,019)
EUR	110	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.64% (pays upon termination)	3/13/53	(1,865)
USD	150	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.44% (pays upon termination)	1/13/33	199
USD	1,300	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.75% (pays upon termination)	10/29/36	(21,650)
USD	450	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.67% (pays upon termination)	1/7/37	(7,838)
USD	800	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.62% (pays upon termination)	10/29/46	547
USD	400	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.62% (pays upon termination)	10/29/46	91
USD	490	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.54% (pays upon termination)	1/7/47	4,924
USD	150	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.40% (pays upon termination)	3/13/53	(816)
							$ (73,423)
23
See Notes to Financial Statements.

International Income Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
AUD	1,550	Receives	6-months AUD Bank Bill (pays semi-annually)	3.63% (pays semi-annually)	4/5/25	$ (422)	$ —	$ (422)
CAD	3,230	Pays	3-month Canadian Bankers Acceptances (pays semi-annually)	4.44% (pays semi-annually)	1/10/25	(2,525)	—	(2,525)
CAD	2,280	Pays	3-month Canadian Bankers Acceptances (pays semi-annually)	3.45% (pays semi-annually)	7/21/27	(9,155)	1	(9,154)
CLP	59,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.57% (pays semi-annually)	12/21/27	2,233	—	2,233
CLP	643,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.58% (pays semi-annually)	12/21/27	24,121	—	24,121
CLP	96,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.58% (pays semi-annually)	12/21/27	3,580	—	3,580
CLP	95,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.62% (pays semi-annually)	12/21/27	3,335	—	3,335
CLP	95,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.64% (pays semi-annually)	12/21/27	3,230	—	3,230
CLP	95,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.67% (pays semi-annually)	12/21/27	3,074	—	3,074
CLP	84,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.68% (pays semi-annually)	12/21/27	2,672	—	2,672
CLP	52,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.69% (pays semi-annually)	12/21/27	1,640	—	1,640
CLP	72,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.72% (pays semi-annually)	12/21/27	2,133	—	2,133
CLP	82,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.74% (pays semi-annually)	12/21/27	2,361	—	2,361
CNY	3,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.89% (pays quarterly)	6/21/28	2,942	—	2,942
CNY	3,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.89% (pays quarterly)	6/21/28	2,933	—	2,933
CNY	3,100	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.90% (pays quarterly)	6/21/28	3,163	—	3,163
COP	347,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	6.00% (pays quarterly)	11/26/25	7,388	—	7,388
COP	984,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	6.05% (pays quarterly)	11/26/25	20,690	—	20,690
24
See Notes to Financial Statements.

International Income Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
COP	303,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	6.06% (pays quarterly)	11/26/25	$ 5,754	$ —	$ 5,754
COP	636,900	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	6.09% (pays quarterly)	11/26/25	12,012	—	12,012
COP	310,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	6.14% (pays quarterly)	11/26/25	5,776	—	5,776
COP	318,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	6.18% (pays quarterly)	11/26/25	5,864	—	5,864
COP	651,600	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	6.25% (pays quarterly)	11/26/25	11,783	—	11,783
COP	853,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	7.03% (pays quarterly)	11/26/25	13,672	—	13,672
COP	210,500	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	8.60% (pays quarterly)	11/26/25	1,688	—	1,688
COP	400,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	8.75% (pays quarterly)	11/26/25	2,895	—	2,895
COP	211,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	8.85% (pays quarterly)	11/26/25	1,419	—	1,419
COP	213,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	9.23% (pays quarterly)	11/26/25	1,016	—	1,016
COP	147,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	9.42% (pays quarterly)	11/26/25	564	—	564
COP	351,773	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	10.00% (pays quarterly)	11/26/25	295	—	295
COP	131,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	10.17% (pays quarterly)	11/26/25	(5)	(2)	(7)
COP	252,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	10.28% (pays quarterly)	11/26/25	(147)	—	(147)
COP	480,600	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.48% (pays quarterly)	3/31/26	14,191	—	14,191
COP	514,400	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.56% (pays quarterly)	4/6/26	14,750	—	14,750
COP	350,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	11.54% (pays quarterly)	12/21/27	(6,163)	—	(6,163)
COP	1,135,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	11.93% (pays quarterly)	12/21/27	(23,574)	—	(23,574)
25
See Notes to Financial Statements.

International Income Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
COP	511,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	12.10% (pays quarterly)	12/21/27	$(11,300)	$ —	$ (11,300)
COP	129,500	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.83% (pays quarterly)	3/26/28	4,851	—	4,851
COP	900,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	9.07% (pays quarterly)	6/21/28	121	—	121
COP	726,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	11.93% (pays quarterly)	12/21/32	(28,052)	—	(28,052)
JPY	80,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.43% (pays annually)	6/15/32	1,888	—	1,888
JPY	90,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.43% (pays annually)	6/15/32	2,124	—	2,124
JPY	21,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.90% (pays annually)	2/2/33	(5,650)	—	(5,650)
JPY	26,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	1.28% (pays annually)	3/15/53	(14,107)	—	(14,107)
JPY	23,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	1.28% (pays annually)	3/15/53	(12,653)	—	(12,653)
JPY	25,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	1.29% (pays annually)	3/15/53	(14,025)	—	(14,025)
JPY	11,900	Receives	1-day Overnight Tokyo Average Rate (pays annually)	1.29% (pays annually)	3/15/53	(6,710)	—	(6,710)
JPY	11,100	Receives	1-day Overnight Tokyo Average Rate (pays annually)	1.30% (pays annually)	3/15/53	(6,388)	—	(6,388)
JPY	11,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	1.30% (pays annually)	3/15/53	(6,384)	—	(6,384)
KRW	360,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.40% (pays quarterly)	1/11/26	916	—	916
KRW	397,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.43% (pays quarterly)	1/11/26	1,247	—	1,247
KRW	221,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.36% (pays quarterly)	1/12/26	380	—	380
KRW	238,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.39% (pays quarterly)	1/12/26	554	—	554
KRW	347,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.39% (pays quarterly)	1/12/26	821	—	821
26
See Notes to Financial Statements.

International Income Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
KRW	200,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.24% (pays quarterly)	1/17/26	$ (82)	$ —	$ (82)
KRW	435,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.40% (pays quarterly)	3/15/26	1,224	—	1,224
KRW	623,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.10% (pays quarterly)	2/1/28	(1,370)	—	(1,370)
MXN	18,100	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	9.19% (pays monthly)	2/18/28	25,232	—	25,232
MXN	4,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.71% (pays monthly)	4/17/28	1,679	—	1,679
MXN	13,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.73% (pays monthly)	4/17/28	6,040	—	6,040
MXN	5,400	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.56% (pays monthly)	4/18/28	447	—	447
NZD	1,850	Pays	3-month NZD Bank Bill (pays quarterly)	5.17% (pays semi-annually)	1/11/25	13,939	—	13,939
NZD	2,000	Pays	3-month NZD Bank Bill (pays quarterly)	5.19% (pays semi-annually)	1/11/25	15,366	—	15,366
NZD	1,000	Pays	3-month NZD Bank Bill (pays quarterly)	4.98% (pays semi-annually)	2/2/25	(1,888)	—	(1,888)
PLN	890	Receives	6-month PLN WIBOR (pays semi-annually)	5.56% (pays annually)	12/21/27	917	—	917
PLN	1,010	Receives	6-month PLN WIBOR (pays semi-annually)	6.02% (pays annually)	12/21/27	(3,838)	—	(3,838)
PLN	650	Receives	6-month PLN WIBOR (pays semi-annually)	6.51% (pays annually)	6/28/32	(16,761)	—	(16,761)
PLN	650	Receives	6-month PLN WIBOR (pays semi-annually)	6.78% (pays annually)	6/28/32	(20,094)	—	(20,094)
PLN	800	Receives	6-month PLN WIBOR (pays semi-annually)	6.99% (pays annually)	9/21/32	(28,432)	—	(28,432)
PLN	510	Receives	6-month PLN WIBOR (pays semi-annually)	5.53% (pays annually)	12/21/32	(578)	—	(578)
PLN	590	Receives	6-month PLN WIBOR (pays semi-annually)	5.85% (pays annually)	12/21/32	(4,190)	—	(4,190)
PLN	1,500	Receives	6-month PLN WIBOR (pays annually)	5.98% (pays semi-annually)	12/21/32	(14,159)	—	(14,159)
PLN	750	Receives	6-month PLN WIBOR (pays annually)	5.32% (pays semi-annually)	2/1/33	1,672	—	1,672
SEK	4,250	Pays	3-month SEK STIBOR (pays quarterly)	3.47% (pays annually)	4/6/25	(336)	—	(336)
TWD	15,300	Receives	3-month TWD TAIBOR (pays quarterly)	1.17% (pays quarterly)	12/21/27	3,861	—	3,861
TWD	46,100	Receives	3-month TWD TAIBOR (pays quarterly)	1.19% (pays quarterly)	12/21/27	10,237	—	10,237
TWD	5,500	Receives	3-month TWD TAIBOR (pays quarterly)	1.25% (pays quarterly)	2/2/28	475	—	475
USD	1,000	Pays	SOFR (pays annually)	3.06% (pays annually)	11/7/32	(14,213)	—	(14,213)
27
See Notes to Financial Statements.

International Income Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
USD	160	Pays	SOFR (pays annually)	3.23% (pays semi-annually)	1/13/33	$ 678	$ —	$ 678
USD	1,000	Pays	SOFR (pays annually)	3.18% (pays annually)	2/2/33	(5,504)	—	(5,504)
ZAR	11,646	Pays	3-month ZAR JIBAR (pays quarterly)	7.67% (pays quarterly)	1/19/28	(18,402)	6	(18,396)
ZAR	11,235	Pays	3-month ZAR JIBAR (pays quarterly)	7.71% (pays quarterly)	1/19/28	(16,671)	7	(16,664)
ZAR	11,919	Pays	3-month ZAR JIBAR (pays quarterly)	7.71% (pays quarterly)	1/20/28	(17,625)	6	(17,619)
ZAR	9,000	Pays	3-month ZAR JIBAR (pays quarterly)	7.70% (pays quarterly)	2/1/28	(13,269)	—	(13,269)
ZAR	3,001	Pays	3-month ZAR JIBAR (pays quarterly)	8.39% (pays quarterly)	2/24/28	124	4	128
ZAR	2,820	Pays	3-month ZAR JIBAR (pays quarterly)	8.39% (pays quarterly)	2/24/28	149	4	153
ZAR	3,158	Pays	3-month ZAR JIBAR (pays quarterly)	8.26% (pays quarterly)	2/27/28	(797)	4	(793)
ZAR	3,021	Pays	3-month ZAR JIBAR (pays quarterly)	8.38% (pays quarterly)	2/27/28	48	4	52
Total						$(53,305)	$ 34	$ (53,271)
Interest Rate Swaps (OTC)
Counterparty	Notional Amount (000's omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
Citibank, N.A.	MYR	1,500	Pays	3-month MYR KLIBOR (pays quarterly)	3.63% (pays quarterly)	6/21/28	$ 2,791
JPMorgan Chase Bank, N.A.	MYR	1,800	Pays	3-month MYR KLIBOR (pays quarterly)	3.63% (pays quarterly)	6/21/28	3,387
Total							$6,178
Credit Default Swaps - Sell Protection (Centrally Cleared)
Reference Entity	Notional Amount* (000's omitted)	Contract Annual Fixed Rate**	Current Market Annual Fixed Rate***	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Petroleos Mexicanos	$ 700	1.00% (pays quarterly)(1)	6.06%	12/20/27	$ (130,158)	$ 145,761	$ 15,603
Petroleos Mexicanos	1,400	1.00% (pays quarterly)(1)	6.28	6/20/28	(292,365)	298,430	6,065
Total	$2,100				$(422,523)	$444,191	$21,668
28
See Notes to Financial Statements.

International Income Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Credit Default Swaps - Sell Protection (OTC)
Reference Entity	Counterparty	Notional Amount* (000's omitted)	Contract Annual Fixed Rate**	Current Market Annual Fixed Rate***	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Vietnam	Goldman Sachs International	$ 300	1.00% (pays quarterly)(1)	0.57%	6/20/24	$ 1,778	$ (1,021)	$ 757
Vietnam	Goldman Sachs International	900	1.00% (pays quarterly)(1)	1.31	6/20/28	(11,551)	14,703	3,152
Total		$1,200				$ (9,773)	$13,682	$3,909
*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At April 30, 2023, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $3,300,000.
**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.
***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.
(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.
Cross-Currency Swaps (OTC)
Counterparty	Portfolio Receives	Portfolio Pays	Effective Date/ Termination Date(1)	Value/Unrealized Appreciation (Depreciation)
Barclays Bank PLC	1-day Indice Camara Promedio Rate on CLP 140,904,680 (pays semi-annually)*	1.41% on CLP equivalent of CLF 172,000 (pays semi-annually)*	Not Applicable/ 1/13/33	$ 4,907
BNP Paribas	3-month PLN WIBOR + 1.45% on PLN 520,798 (Notional Amount) (pays quarterly) plus EUR equivalent of Notional Amount at effective date**	3-month EURIBOR on EUR equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount**	10/14/25/ 10/14/28	1,597
Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 63,504,540 (pays semi-annually)*	2.10% on CLP equivalent of CLF 2,000 (pays semi-annually)*	Not Applicable/ 4/8/32	(13,344)
Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 158,776,700 (pays semi-annually)*	2.25% on CLP equivalent of CLF 5,000 (pays semi-annually)*	Not Applicable/ 4/11/32	(36,169)
Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 28,777,725 (pays semi-annually)*	1.85% on CLP equivalent of CLF 900 (pays semi-annually)*	Not Applicable/ 4/20/32	(5,024)
				$(48,033)
(1)	Effective date represents the date on which the Portfolio and counterparty exchange the currencies and begin interest payment accrual.
*	At the termination date, the Portfolio will either pay or receive the USD equivalent of the difference between the initial CLP notional amount and the CLP equivalent of the CLF notional amount on such date.
**	The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.
29
See Notes to Financial Statements.

International Income Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Abbreviations:
COF	– Cost of Funds 11th District
CPI-U (NSA)	– Consumer Price Index All Urban Non-Seasonally Adjusted
EURIBOR	– Euro Interbank Offered Rate
HICP	– Harmonised Indices of Consumer Prices
JIBAR	– Johannesburg Interbank Average Rate
KLIBOR	– Kuala Lumpur Interbank Offered Rate

OTC	– Over-the-counter
SOFR	– Secured Overnight Financing Rate
STIBOR	– Stockholm Interbank Offered Rate
TAIBOR	– Taipei Interbank Offered Rate
TBA	– To Be Announced
WIBOR	– Warsaw Interbank Offered Rate

Currency Abbreviations:
AUD	– Australian Dollar
BRL	– Brazilian Real
CAD	– Canadian Dollar
CLF	– Chilean Unidad de Fomento
CLP	– Chilean Peso
CNH	– Yuan Renminbi Offshore
CNY	– Yuan Renminbi
COP	– Colombian Peso
CZK	– Czech Koruna
DOP	– Dominican Peso
EUR	– Euro
GBP	– British Pound Sterling
IDR	– Indonesian Rupiah
INR	– Indian Rupee
ISK	– Icelandic Krona
JPY	– Japanese Yen

KRW	– South Korean Won
MXN	– Mexican Peso
MYR	– Malaysian Ringgit
NZD	– New Zealand Dollar
PEN	– Peruvian Sol
PHP	– Philippine Peso
PLN	– Polish Zloty
RSD	– Serbian Dinar
SEK	– Swedish Krona
THB	– Thai Baht
TWD	– New Taiwan Dollar
UAH	– Ukrainian Hryvnia
USD	– United States Dollar
UYU	– Uruguayan Peso
ZAR	– South African Rand
30
See Notes to Financial Statements.

International Income Portfolio
April 30, 2023
Statement of Assets and Liabilities (Unaudited)

April 30, 2023
Assets
Unaffiliated investments, at value (identified cost $39,932,972)	$ 38,371,196
Affiliated investment, at value (identified cost $4,243,350)	4,243,350
Cash	2,671
Deposits for derivatives collateral:
Futures contracts	153,373
Centrally cleared derivatives	1,611,955
Foreign currency, at value (identified cost $730,510)	736,402
Interest and dividends receivable	478,655
Dividends receivable from affiliated investment	16,288
Receivable for investments sold	2,067,660
Receivable for variation margin on open centrally cleared derivatives	124,783
Receivable for open forward foreign currency exchange contracts	126,938
Receivable for open swap contracts	16,591
Upfront payments on open non-centrally cleared swap contracts	1,021
Receivable for closed swap contracts	26,266
Receivable for open non-deliverable bond forward contracts	5,372
Receivable from affiliate	15,856
Total assets	$47,998,377
Liabilities
Written swaptions outstanding, at value (premiums received $36,050)	$ 1,016
Payable for investments purchased	1,478,440
Payable for when-issued securities/forward purchase commitments	2,720,578
Payable for variation margin on open futures contracts	8,058
Payable for open forward foreign currency exchange contracts	214,149
Payable for open swap contracts	54,537
Payable for closed swap contracts	155,760
Upfront receipts on open non-centrally cleared swap contracts	14,703
Payable for open non-deliverable bond forward contracts	14,003
Payable to affiliate:
Investment adviser fee	16,948
Trustees' fees	225
Accrued foreign capital gains taxes	6,641
Accrued expenses	170,213
Total liabilities	$ 4,855,271
Net Assets applicable to investors' interest in Portfolio	$43,143,106
31
See Notes to Financial Statements.

International Income Portfolio
April 30, 2023
Statement of Operations (Unaudited)

Six Months Ended
April 30, 2023
Investment Income
Dividend income from affiliated investment	$ 59,973
Interest income (net of foreign taxes withheld of $5,362)	835,313
Total investment income	$ 895,286
Expenses
Investment adviser fee	$ 89,345
Trustees’ fees and expenses	1,326
Custodian fee	94,493
Legal and accounting services	46,399
Interest expense and fees	3,129
Miscellaneous	1,492
Total expenses	$ 236,184
Deduct:
Waiver and/or reimbursement of expenses by affiliate	$ 110,063
Total expense reductions	$ 110,063
Net expenses	$ 126,121
Net investment income	$ 769,165
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions (net of foreign capital gains taxes of $2,783)	$ (1,880,377)
Futures contracts	30,368
Swap contracts	(340,440)
Foreign currency transactions	98,181
Forward foreign currency exchange contracts	370,785
Non-deliverable bond forward contracts	91,804
Net realized loss	$(1,629,679)
Change in unrealized appreciation (depreciation):
Investments (including net increase in accrued foreign capital gains taxes of $6,641)	$ 4,873,468
Written swaptions	144,940
Futures contracts	(66,488)
Swap contracts	245,840
Foreign currency	1,551
Forward foreign currency exchange contracts	(519,109)
Non-deliverable bond forward contracts	(25,480)
Net change in unrealized appreciation (depreciation)	$ 4,654,722
Net realized and unrealized gain	$ 3,025,043
Net increase in net assets from operations	$ 3,794,208
32
See Notes to Financial Statements.

International Income Portfolio
April 30, 2023
Statements of Changes in Net Assets

	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 769,165	$ 1,267,521
Net realized loss	(1,629,679)	(2,839,955)
Net change in unrealized appreciation (depreciation)	4,654,722	(6,379,198)
Net increase (decrease) in net assets from operations	$ 3,794,208	$ (7,951,632)
Capital transactions:
Contributions	$ 14,639,672	$ 3,228,450
Withdrawals	(3,845,640)	(24,824,354)
Net increase (decrease) in net assets from capital transactions	$10,794,032	$(21,595,904)
Net increase (decrease) in net assets	$14,588,240	$(29,547,536)
Net Assets
At beginning of period	$ 28,554,866	$ 58,102,402
At end of period	$43,143,106	$ 28,554,866
33
See Notes to Financial Statements.

International Income Portfolio
April 30, 2023
Financial Highlights

	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31,
Ratios/Supplemental Data		2022	2021	2020	2019	2018
Ratios (as a percentage of average daily net assets):
Expenses	0.70% (1)(2)(3)(4)	0.72% (2)(3)(4)	0.71% (3)(4)	0.71% (3)(4)	0.81% (3)(4)	0.81% (3)(4)
Net investment income	4.29% (1)	3.13%	1.86%	2.48%	3.73%	3.81%
Portfolio Turnover	111% (5)(6)	159% (6)	102% (6)	88% (6)	92%	23%
Total Return	13.04% (4)(5)	(18.54)% (4)	(0.08)% (4)	6.04% (4)	5.92% (4)	(2.28)% (4)
Net assets, end of period (000’s omitted)	$43,143	$28,555	$58,102	$57,167	$84,644	$95,163
(1)	Annualized.
(2)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to 0.015% and less than 0.005% of average daily net assets for the six months ended April 30, 2023 and the year ended October 31, 2022, respectively).
(3)	Includes interest expense of 0.02% of average daily net assets for the six months ended April 30, 2023 and the year ended October 31, 2022 and 0.01% of average daily net assets for each of the years ended October 31, 2021, 2020, 2019 and 2018.
(4)	The investment adviser reimbursed certain operating expenses (equal to 0.61%, 0.40%, 0.19%, 0.16%, 0.09% and 0.11% of average daily net assets for the six months ended April 30, 2023 and the years ended October 31, 2022, 2021, 2020, 2019 and 2018, respectively). Absent this reimbursement, total return would be lower.
(5)	Not annualized.
(6)	Includes the effect of To-Be-Announced (TBA) transactions.
34

International Income Portfolio
April 30, 2023
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
International Income Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2023, Eaton Vance Global Bond Fund held a 99.9% interest in the Portfolio.
The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Derivatives.  U.S. exchange-traded options are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority. Non-U.S. exchange-traded options and over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Non-deliverable bond forward contracts are generally valued based on the current price of the underlying bond as provided by a third party pricing service and current interest rates. Swaps and options on interest rate swaps (“swaptions”) normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Alternatively, swaptions may be valued at the valuation provided by a broker/dealer (usually the counterparty to the option), so determined using similar techniques as those employed by the pricing service.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Portfolio’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Withholding taxes on foreign interest have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.
35

International Income Portfolio
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

D  Federal and Other Taxes—The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.
In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.
As of April 30, 2023, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.
H  Futures Contracts—Upon entering into a futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security or index,  and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.
I  Forward Foreign Currency Exchange and Non-Deliverable Bond Forward Contracts—The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. While forward foreign currency exchange contracts are privately negotiated agreements between the Portfolio and a counterparty, certain contracts may be “centrally cleared”, whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared contracts, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared contracts, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The Portfolio may also enter into non-deliverable bond forward contracts for the purchase or sale of a bond denominated in a non-deliverable foreign currency at a fixed price on a future date. For non-deliverable bond forward contracts, unrealized gains and losses, based on changes in the value of the contract, and realized gains and losses are accounted for as described above. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and, in the case of forward foreign currency exchange contracts, from movements in the value of a foreign currency relative to the U.S. dollar. In the case of centrally cleared contracts, counterparty risk is minimal due to protections provided by the CCP.
J  Purchased Options—Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. As the purchaser of an index option, the Portfolio has the right to receive a cash payment equal to any depreciation in the value of the index below the exercise price of the option (in the case of a put) or equal to any appreciation
36

International Income Portfolio
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

in the value of the index over the exercise price of the option (in the case of a call) as of the valuation date of the option. If an option which the Portfolio had purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Portfolio exercises a put option on a security, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option on a security, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.
K  Interest Rate Swaps— Swap contracts are privately negotiated agreements between the Portfolio and a counterparty. Certain swap contracts may be centrally cleared. Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made, including amortization of upfront payments/receipts, if any (which are amortized over the life of the swap contract), are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.
L  Inflation Swaps—Pursuant to inflation swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark index in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) in exchange for floating-rate payments based on the return of a benchmark index. By design, the benchmark index is an inflation index, such as the Consumer Price Index. The accounting policy for payments received or made and changes in the underlying value of the inflation swap are the same as for interest rate swaps as described above. The value of the swap is determined by changes in the relationship between the rate of interest and the benchmark index. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from the unanticipated movements in value of interest rates or the index.
M  Cross-Currency Swaps —Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.
N  Credit Default Swaps—When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or CCP in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments and receipts, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments or receipts for non-centrally cleared swaps are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments or receipts, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 5 and 8. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
37

International Income Portfolio
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

O  Swaptions—A written swaption gives the Portfolio the obligation, if exercised by the purchaser, to enter into a swap contract according to the terms of the underlying agreement. When the Portfolio writes a swaption, the premium received by the Portfolio is recorded as a liability and subsequently marked to- market to reflect the current value of the swaption. When a swaption is exercised, the cost of the swap is adjusted by the amount of the premium paid or received. When a swaption expires or an unexercised swaption is closed, a gain or loss is recognized in the amount of the premium paid or received, plus the cost to close. The writer of a swaption bears the risk of unfavorable changes in the preset terms of the underlying swap contract.
P  When-Issued Securities and Delayed Delivery Transactions—The Portfolio may purchase securities on a delayed delivery, when-issued or forward commitment basis, including TBA (To Be Announced) securities. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. Securities purchased on a delayed delivery, when-issued or forward commitment basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract. A forward purchase commitment may also be closed by entering into an offsetting commitment. If an offsetting commitment is entered into, the Portfolio will realize a gain or loss on investments based on the price established when the Portfolio entered into the commitment.
Q  Interim Financial Statements—The interim financial statements relating to April 30, 2023 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate as a percentage of the Portfolio’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $1 billion	0.500%
$1 billion but less than $2.5 billion	0.475%
$2.5 billion but less than $5 billion	0.455%
$5 billion and over	0.440%
For the six months ended April 30, 2023, the Portfolio’s investment adviser fee amounted to $89,345 or 0.50% (annualized) of the Portfolio’s average daily net assets. Pursuant to a voluntary expense reimbursement, BMR was allocated $107,731 of the Portfolio’s operating expenses for the six months ended April 30, 2023.
The Portfolio may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Portfolio is reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Fund. For the six months ended April 30, 2023, the investment adviser fee paid was reduced by $2,332 relating to the Portfolio’s investment in the Liquidity Fund.
Trustees and officers of the Portfolio who are members of BMR’s organization receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2023, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organization.
38

International Income Portfolio
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

3  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and TBA transactions, for the six months ended April 30, 2023 were as follows:
	Purchases	Sales
Investments (non-U.S. Government)	$ 20,706,013	$ 13,080,716
U.S. Government and Agency Securities	20,376,861	20,253,151
	$41,082,874	$33,333,867
4  Federal Income Tax Basis of Investments
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Portfolio at April 30, 2023, as determined on a federal income tax basis, were as follows:
Aggregate cost	$ 44,625,213
Gross unrealized appreciation	$ 746,380
Gross unrealized depreciation	(3,108,637)
Net unrealized depreciation	$ (2,362,257)
5  Financial Instruments
The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written swaptions, forward foreign currency exchange contracts, non-deliverable bond forward contracts, futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2023 is included in the Portfolio of Investments. At April 30, 2023, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.
In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:
Credit Risk: The Portfolio enters into credit default swap contracts to enhance total return and/or as a substitute for the purchase or sale of securities.
Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts, currency options and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.
Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including non-deliverable bond forward contracts, interest rate futures contracts, interest rate swaps and swaptions, inflation swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.
The Portfolio enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2023, the fair value of derivatives with credit-related contingent features in a net liability position was $295,256. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $1,329 at April 30, 2023.
The OTC derivatives in which the Portfolio invests (except for written swaptions as the Portfolio, not the counterparty, is obligated to perform) are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/ or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master
39

International Income Portfolio
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.
The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/ or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments.
The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2023 was as follows:
	Fair Value
Statement of Assets and Liabilities Caption	Credit	Foreign Exchange	Interest Rate	Total
Unaffiliated investments, at value	$ —	$ 33,429	$ —	$ 33,429
Not applicable	—	545,149*	522,408*	1,067,557
Receivable for open forward foreign currency exchange contracts	—	126,938	—	126,938
Receivable for open swap contracts; Upfront payments on open non-centrally cleared swap contracts	1,778	—	12,682	14,460
Receivable for open non-deliverable bond forward contracts	—	—	5,372	5,372
Total Asset Derivatives	$ 1,778	$ 705,516	$ 540,462	$ 1,247,756
Derivatives not subject to master netting or similar agreements	$ —	$ 545,149	$ 522,408	$ 1,067,557
Total Asset Derivatives subject to master netting or similar agreements	$ 1,778	$ 160,367	$ 18,054	$ 180,199
Written swaptions outstanding, at value	$ —	$ —	$ (1,016)	$ (1,016)
Not applicable	(422,523)*	(707,906)*	(598,139)*	(1,728,568)
Payable for open forward foreign currency exchange contracts	—	(214,149)	—	(214,149)
Payable/Receivable for open swap contracts; Upfront receipts on open non-centrally cleared swap contracts	(11,551)	—	(54,537)	(66,088)
Payable for open non-deliverable bond forward contracts	—	—	(14,003)	(14,003)
Total Liability Derivatives	$(434,074)	$(922,055)	$(667,695)	$(2,023,824)
Derivatives not subject to master netting or similar agreements	$(422,523)	$(707,906)	$(598,139)	$(1,728,568)
Total Liability Derivatives subject to master netting or similar agreements	$ (11,551)	$(214,149)	$ (69,556)	$ (295,256)
*	Only the current day’s variation margin on open futures contracts and centrally cleared derivatives is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts and centrally cleared derivatives, as applicable.
40

International Income Portfolio
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

The Portfolio's derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio's derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for such assets and pledged by the Portfolio for such liabilities as of April 30, 2023.
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)
Bank of America, N.A.	$ 1,564	$ (1,564)	$ —	$ —	$ —
Barclays Bank PLC	7,152	(1,175)	—	—	5,977
BNP Paribas	1,597	(1,597)	—	—	—
Citibank, N.A.	41,212	(30,881)	—	—	10,331
Credit Agricole Corporate and Investment Bank	2,659	—	—	—	2,659
Goldman Sachs International	15,112	(15,112)	—	—	—
HSBC Bank USA, N.A.	6,465	(491)	—	—	5,974
JPMorgan Chase Bank, N.A.	3,387	—	—	—	3,387
Standard Chartered Bank	21,468	(21,468)	—	—	—
State Street Bank and Trust Company	71,811	—	—	—	71,811
UBS AG	7,772	(7,772)	—	—	—
	$180,199	$(80,060)	$ —	$ —	$100,139

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)
Bank of America, N.A.	$ (84,990)	$ 1,564	$ —	$ —	$ (83,426)
Barclays Bank PLC	(1,175)	1,175	—	—	—
BNP Paribas	(8,943)	1,597	—	—	(7,346)
Citibank, N.A.	(30,881)	30,881	—	—	—
Goldman Sachs International	(88,304)	15,112	—	—	(73,192)
HSBC Bank USA, N.A.	(491)	491	—	—	—
Standard Chartered Bank	(56,872)	21,468	—	—	(35,404)
UBS AG	(23,600)	7,772	—	—	(15,828)
	$(295,256)	$80,060	$ —	$ —	$(215,196)
(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount due from the counterparty in the event of default.
(c)	Net amount represents the net amount payable to the counterparty in the event of default.
41

International Income Portfolio
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended April 30, 2023 was as follows:
Statement of Operations Caption	Credit	Foreign Exchange	Interest Rate	Total
Net realized gain (loss):
Investment transactions	$ —	$ —	$ (32,900)	$ (32,900)
Futures contracts	—	—	30,368	30,368
Swap contracts	95,828	—	(436,268)	(340,440)
Forward foreign currency exchange contracts	—	370,785	—	370,785
Non-deliverable bond forward contracts	—	—	91,804	91,804
Total	$95,828	$ 370,785	$(346,996)	$ 119,617
Change in unrealized appreciation (depreciation):
Investments	$ —	$ 11,461	$ 32,899	$ 44,360
Written swaptions	—	—	144,940	144,940
Futures contracts	—	—	(66,488)	(66,488)
Swap contracts	(7,492)	—	253,332	245,840
Forward foreign currency exchange contracts	—	(519,109)	—	(519,109)
Non-deliverable bond forward contracts	—	—	(25,480)	(25,480)
Total	$ (7,492)	$(507,648)	$ 339,203	$(175,937)
The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended April 30, 2023, which are indicative of the volume of these derivative types, were approximately as follows:
Futures Contracts — Long	Futures Contracts — Short	Forward Foreign Currency Exchange Contracts*	Non-Deliverable Bond Forward Contracts	Purchased Call Options	Written Swaptions	Swap Contracts
$1,774,000	$2,478,000	$67,062,000	$1,558,000	$10,071,000	$1,957,000	$57,693,000
*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.
The average principal amount of purchased currency options contracts outstanding during the six months ended April 30, 2023, which is indicative of the volume of this derivative type, was approximately $41,000.
6  Line of Credit
The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $725 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 24, 2023. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2022, an arrangement fee totaling $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2023.
42

International Income Portfolio
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

7  Affiliated Investments
At April 30, 2023, the value of the Portfolio's investment in funds that may be deemed to be affiliated was $4,243,350, which represents 9.8% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the six months ended April 30, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$1,368,351	$38,963,528	$(36,088,529)	$ —	$ —	$4,243,350	$59,973	4,243,350
8  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At April 30, 2023, the hierarchy of inputs used in valuing the Portfolio's investments and open derivative instruments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Collateralized Mortgage Obligations	$ —	$ 1,698,046	$ —	$ 1,698,046
Foreign Corporate Bonds	—	1,297,070	—	1,297,070
Sovereign Government Bonds	—	26,118,001	—	26,118,001
U.S. Government Agency Mortgage-Backed Securities	—	3,796,510	—	3,796,510
U.S. Treasury Obligations	—	686,770	—	686,770
Short-Term Investments:
Affiliated Fund	4,243,350	—	—	4,243,350
U.S. Treasury Obligations	—	4,741,370	—	4,741,370
Purchased Currency Options	—	33,429	—	33,429
Total Investments	$ 4,243,350	$ 38,371,196	$ —	$ 42,614,546
Forward Foreign Currency Exchange Contracts	$ —	$ 672,087	$ —	$ 672,087
Non-Deliverable Bond Forward Contracts	—	5,372	—	5,372
Futures Contracts	83,785	—	—	83,785
Swap Contracts	—	453,083	—	453,083
Total	$ 4,327,135	$ 39,501,738	$ —	$ 43,828,873
Liability Description
Written Interest Rate Swaptions	$ —	$ (1,016)	$ —	$ (1,016)
Forward Foreign Currency Exchange Contracts	—	(922,055)	—	(922,055)
Non-Deliverable Bond Forward Contracts	—	(14,003)	—	(14,003)
43

International Income Portfolio
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

Liability Description (continued)	Level 1	Level 2	Level 3	Total
Futures Contracts	$ (32,788)	$ —	$ —	$ (32,788)
Swap Contracts	—	(1,053,962)	—	(1,053,962)
Total	$ (32,788)	$ (1,991,036)	$ —	$ (2,023,824)
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
	Sovereign Government Bonds	Sovereign Government Securities	Total
Balance as of October 31, 2022	$ 532,429	$ 41,884	$ 574,313
Realized gains (losses)	—	—	—
Change in net unrealized appreciation (depreciation)	—	—	—
Cost of purchases	—	—	—
Proceeds from sales, including return of capital	—	—	—
Accrued discount (premium)	—	—	—
Transfers to Level 3	—	—	—
Transfers from Level 3(1)	(532,429)	(41,884)	(574,313)
Balance as of April 30, 2023	$ —	$ —	$ —
(1)	Transferred from Level 3 based on the observability of valuation inputs resulting from new market activity.
9  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
Emerging market securities often involve greater risks than developed market securities. Investment markets within emerging market countries are typically smaller, less liquid, less developed and more volatile than those in more developed markets like the United States, and may be focused in certain economic sectors. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets. Governmental actions can have a significant effect on the economic conditions in emerging market countries. It may be more difficult to make a claim or obtain a judgment in the courts of these countries than it is in the United States. The possibility of fraud, negligence, undue influence being exerted by an issuer or refusal to recognize ownership exists in some emerging markets. Disruptions due to work stoppages and trading improprieties in foreign securities markets have caused such markets to close. Emerging market securities are also subject to speculative trading, which contributes to their volatility.
Economic data as reported by sovereign entities may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a sovereign entity to restructure defaulted debt may be limited. Therefore, losses on sovereign defaults may far exceed the losses from the default of a similarly rated U.S. debt issuer.
On February 24, 2022, Russia launched an invasion of Ukraine, following rising tensions over the buildup of Russian troops along the Ukrainian border and joint military exercises by Russia with Belarus. In response to the invasion, many countries, including the U.S., have imposed economic sanctions on Russian governmental institutions, Russian entities, and Russian individuals. The conflict and sanctions have had a negative impact on the Russian economy, on the Russian currency, and on investments having exposure to Russia, Belarus and Ukraine. The conflict could also have a significant effect on investments outside the region. The duration and extent of the military conflict with Russia and the related sanctions cannot be predicted at this time.
44

International Income Portfolio
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

LIBOR Transition Risk
Certain instruments held by the Portfolio may pay an interest rate based on the London Interbank Offered Rate (“LIBOR”), which is the average offered rate for various maturities of short-term loans between certain major international banks. LIBOR is used throughout global banking and financial industries to determine interest rates for a variety of financial instruments (such as debt instruments and derivatives) and borrowing arrangements. The ICE Benchmark Administration Limited, the administrator of LIBOR, ceased publishing certain LIBOR settings on December 31, 2021, and is expected to cease publishing the remaining LIBOR settings on June 30, 2023. Although the transition process away from LIBOR has become increasingly well-defined, the impact on certain debt securities, derivatives and other financial instruments that utilize LIBOR remains uncertain. The phase-out of LIBOR may result in, among other things, increased volatility or illiquidity in markets for instruments based on LIBOR and changes in the value of such instruments.
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks of disease, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and industries, and could continue to affect the market in significant and unforeseen ways. Other epidemics and pandemics that may arise in the future may have similar effects. Any such impact could adversely affect the Portfolio's performance, or the performance of the securities in which the Portfolio invests.
45

Eaton Vance
Global Bond Fund
April 30, 2023
Officers and Trustees

Officers of Eaton Vance Global Bond Fund and International Income Portfolio
Eric A. Stein President	Nicholas S. Di Lorenzo Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Richard F. Froio Chief Compliance Officer
James F. Kirchner Treasurer
Trustees of Eaton Vance Global Bond Fund and International Income Portfolio
George J. Gorman Chairperson
Alan C. Bowser
Thomas E. Faust Jr.*
Mark R. Fetting
Cynthia E. Frost
Valerie A. Mosley
Anchal Pachnanda*(1)
Keith Quinton
Marcus L. Smith
Susan J. Sutherland
Scott E. Wennerholm
Nancy A. Wiser

*	Interested Trustee
(1)	Ms. Pachnanda began serving as Trustee effective April 1, 2023.
46

Eaton Vance Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
47

Eaton Vance Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
48

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.
49

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Investment Adviser of International Income Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110
Investment Adviser and Administrator of Eaton Vance
Global Bond Fund
Eaton Vance Management
Two International Place
Boston, MA 02110
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 534439
Pittsburgh, PA 15253-4439
(800) 262-1122
Fund Offices
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7758    4.30.23

Eaton Vance
Short Duration Government Income Fund
Semiannual Report
April 30, 2023

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund's adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2023
Eaton Vance
Short Duration Government Income Fund

Eaton Vance
Short Duration Government Income Fund
April 30, 2023
Performance

Portfolio Manager(s) Andrew Szczurowski, CFA and Alexander Payne, CFA
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Advisers Class at NAV	05/17/2021	09/30/2002	0.23%	(2.04)%	0.46%	0.86%
Class A at NAV	09/30/2002	09/30/2002	0.37	(2.03)	0.48	0.87
Class A with 2.25% Maximum Sales Charge	—	—	(1.95)	(4.21)	0.03	0.64
Class C at NAV	09/30/2002	09/30/2002	0.07	(2.61)	(0.12)	0.39
Class C with 1% Maximum Deferred Sales Charge	—	—	(0.91)	(3.56)	(0.12)	0.39
Class I at NAV	05/04/2009	09/30/2002	0.36	(1.79)	0.73	1.12

ICE BofA 0-1 Year U.S. Treasury Index	—	—	2.20%	2.43%	1.47%	0.96%
% Total Annual Operating Expense Ratios[3]	Advisers Class	Class A	Class C	Class I
	0.79%	0.79%	1.39%	0.54%
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
2

Eaton Vance
Short Duration Government Income Fund
April 30, 2023
Fund Profile

Asset Allocation (% of total investments)[1]
Footnotes:
[1]	Other represents any investment type less than 1% of total investments.
3

Eaton Vance
Short Duration Government Income Fund
April 30, 2023
Endnotes and Additional Disclosures

[1]	ICE BofA 0-1 Year U.S. Treasury Index is an unmanaged index of short-term U.S. Treasury securities having a maturity of less than one year. ICE® BofA® indices are not for redistribution or other uses; provided “as is”, without warranties, and with no liability. Eaton Vance has prepared this report and ICE Data Indices, LLC does not endorse it, or guarantee, review, or endorse Eaton Vance’s products. BofA® is a licensed registered trademark of Bank of America Corporation in the United States and other countries. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Advisers Class is linked to Class A. Performance presented in the Financial Highlights included in the financial statements is not linked.
Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years. Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase.
[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
Fund profile subject to change due to active management.
4

Eaton Vance
Short Duration Government Income Fund
April 30, 2023
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2022 to April 30, 2023).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (11/1/22)	Ending Account Value (4/30/23)	Expenses Paid During Period* (11/1/22 – 4/30/23)	Annualized Expense Ratio
Actual
Advisers Class	$1,000.00	$1,002.30	$4.96	1.00%
Class A	$1,000.00	$1,003.70	$4.97	1.00%
Class C	$1,000.00	$1,000.70	$7.94	1.60%
Class I	$1,000.00	$1,003.60	$3.73	0.75%

Hypothetical
(5% return per year before expenses)
Advisers Class	$1,000.00	$1,019.84	$5.01	1.00%
Class A	$1,000.00	$1,019.84	$5.01	1.00%
Class C	$1,000.00	$1,016.86	$8.00	1.60%
Class I	$1,000.00	$1,021.08	$3.76	0.75%
*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2022.
5

Eaton Vance
Short Duration Government Income Fund
April 30, 2023
Portfolio of Investments (Unaudited)

Collateralized Mortgage Obligations — 33.8%
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
Series 2135, Class JZ, 6.00%, 3/15/29	$258	$ 263,338
Series 3866, Class DF, 6.00%, (1 mo. USD LIBOR + 1.45%), 5/15/41(1)	1,044	1,011,154
Series 4102, Class DF, 5.50%, (1 mo. USD LIBOR + 1.15%), 9/15/42(1)	271	253,755
Series 4159, Class FP, 5.00%, (1 mo. USD LIBOR + 0.90%), 11/15/42(1)	611	559,156
Series 4180, Class KF, 5.00%, (1 mo. USD LIBOR + 1.00%), 1/15/43(1)	3,145	2,904,991
Series 4204, Class AF, 5.00%, (1 mo. USD LIBOR + 1.00%), 5/15/43(1)	540	489,188
Series 4212, Class NS, 0.049%, (5.40% - 1 mo. USD LIBOR x 1.20), 6/15/43(2)	1,693	1,742,082
Series 4223, Class NF, 5.798%, (1 mo. USD LIBOR + 0.95%), 7/15/43(1)	1,931	1,801,637
Series 4249, Class CF, 5.648%, (1 mo. USD LIBOR + 0.80%), 9/15/43(1)	7,082	7,050,971
Series 4299, Class JG, 2.50%, 7/15/43	637	609,043
Series 4389, Class CA, 3.00%, 9/15/44	1,334	1,264,461
Series 4619, Class KF, 5.00%, (1 mo. USD LIBOR + 0.75%), 6/15/39(1)	710	694,811
Series 4678, Class PC, 3.00%, 1/15/46	1,456	1,399,434
Series 4876, Class FA, 5.648%, (1 mo. USD LIBOR + 0.70%), 5/15/49(1)	6,903	6,906,324
Series 4995, Class ZN, 2.50%, 7/25/50	1,029	626,595
Series 5009, Class ZN, 3.50%, 7/25/50	5,072	4,616,443
Series 5021, Class CZ, 2.00%, 10/25/50	3,763	1,842,249
Series 5021, Class NZ, 2.00%, 10/25/50	3,192	1,739,636
Series 5028, Class AZ, 2.00%, 10/25/50	1,000	488,706
Series 5028, Class TZ, 2.00%, 10/25/50	2,686	1,562,274
Series 5028, Class ZA, 2.00%, 10/25/50	1,150	584,909
Series 5028, Class ZT, 2.00%, 10/25/50	2,235	1,174,201
Series 5031, Class Z, 2.50%, 10/25/50	8	4,364
Series 5035, Class AZ, 2.00%, 11/25/50	1,460	784,165
Series 5035, Class ZK, 2.50%, 11/25/50	17,080	11,005,604
Series 5035, Class ZT, 2.00%, 10/25/50	1,633	858,898
Series 5036, Class Z, 2.00%, 11/25/50	14,714	7,764,202
Series 5037, Class QZ, 2.00%, 11/25/50	6,558	3,468,450
Series 5037, Class ZQ, 2.00%, 11/25/50	771	401,510
Series 5038, Class Z, 2.50%, 10/25/50	4	1,959
Series 5038, Class ZN, 2.00%, 11/25/50	1,802	879,006
Series 5039, Class PZ, 2.00%, 11/25/50	1,165	585,639
Series 5039, Class ZJ, 2.00%, 11/25/50	354	172,682
Series 5040, Class TZ, 2.50%, 11/25/50	4,291	2,563,903
Series 5048, Class CZ, 2.00%, 12/25/50	1,879	948,966
Series 5050, Class DZ, 2.00%, 11/25/50	3,639	1,862,194
Series 5050, Class ZC, 2.00%, 12/25/50	6,257	3,393,726
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.: (continued)
Series 5050, Class ZJ, 2.00%, 12/25/50	$8,112	$ 4,343,811
Series 5057, Class AZ, 2.00%, 12/25/50	3,054	1,568,519
Series 5058, Class CZ, 2.00%, 1/25/51	8,675	4,905,691
Series 5058, Class Z, 2.00%, 1/25/51	707	354,647
Series 5058, Class ZA, 2.00%, 1/25/51	1,026	526,468
Series 5058, Class ZH, 3.00%, 5/25/50	2,897	1,931,048
Series 5068, Class UZ, 2.50%, 1/25/51	9,459	6,127,923
Series 5071, Class CS, 0.27%, (3.30% - 30-day average SOFR), 2/25/51(2)	6,990	4,555,196
Series 5071, Class SP, 0.00%, (3.30% - 30-day average SOFR, Floor 0.00%), 2/25/51(2)	9,615	7,128,110
Series 5072, Class ZU, 2.50%, 2/25/51	3,013	1,801,831
Series 5083, Class SK, 0.00%, (3.87% - 30-day average SOFR x 1.33, Floor 0.00%), 3/25/51(2)	8,471	6,020,063
Series 5083, Class ZW, 2.50%, 3/25/51	5,052	2,995,637
Series 5090, Class PZ, 2.50%, 3/25/51	527	302,254
Series 5093, Class Z, 3.00%, 1/25/51	1	636
Series 5093, Class ZM, 3.00%, 3/25/51	2	1,451
Series 5101, Class EZ, 2.00%, 3/25/51	2,023	1,200,294
Series 5104, Class WZ, 3.00%, 4/25/51	895	640,147
Series 5114, Class ZH, 3.00%, 5/25/51	437	325,326
Series 5123, Class JZ, 2.00%, 7/25/51	773	459,702
Series 5129, Class CZ, 3.00%, 8/25/50	14,986	10,567,361
Series 5129, Class HZ, 1.25%, 4/25/50	1,627	1,236,799
Series 5129, Class TZ, 2.50%, 8/25/51	3,187	1,793,517
Series 5129, Class WZ, 3.00%, 8/25/50	1	679
Series 5129, Class ZE, 3.00%, 9/25/50	204	132,583
Series 5129, Class ZH, 3.00%, 7/25/50	1	679
Series 5129, Class ZW, 3.00%, 8/25/50	1	454
Series 5131, Class QZ, 3.00%, 7/25/51	2,952	2,032,679
Series 5132, Class LZ, 2.50%, 8/25/51	8,392	5,144,235
Series 5135, Class MZ, 2.50%, 8/25/51	12,813	8,180,658
Series 5136, Class ZJ, 2.50%, 8/25/51	17,168	10,771,086
Series 5139, Class DZ, 2.50%, 9/25/51	10,325	6,472,902
Series 5139, Class EZ, 2.50%, 9/25/51	11,976	7,364,937
Series 5140, Class WZ, 2.50%, 9/25/51	6,756	4,374,573
Series 5141, Class ZJ, 2.50%, 9/25/51	12,458	7,819,470
Series 5141, Class ZP, 3.00%, 4/25/50	12,300	9,268,611
Series 5144, Class Z, 2.50%, 9/25/51	35,624	23,050,119
Series 5148, Class AZ, 2.50%, 10/25/51	39,028	25,347,639
Series 5150, Class QZ, 2.50%, 10/25/51	4,753	3,078,720
Series 5150, Class ZJ, 2.50%, 10/25/51	13,651	8,821,166
Series 5150, Class ZN, 2.50%, 10/25/51	1,201	724,416
Series 5159, Class KZ, 3.00%, 11/25/51	6,583	4,816,576
Series 5159, Class MZ, 3.00%, 11/25/51	998	682,795
Series 5159, Class ZP, 3.00%, 11/25/51	4,502	3,148,561

6
See Notes to Financial Statements.

Eaton Vance
Short Duration Government Income Fund
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.: (continued)
Series 5159, Class ZT, 3.00%, 11/25/51	$8,275	$ 5,941,056
Series 5160, Class ZW, 3.00%, 8/25/50	2,665	2,024,831
Series 5163, Class Z, 3.00%, 11/25/51	5,652	3,829,582
Series 5166, Class ZN, 3.00%, 9/25/50	10,147	7,024,933
Series 5168, Class MZ, 3.00%, 10/25/51	6,448	4,568,368
Series 5169, Class JZ, 3.00%, 1/25/49	377	278,944
Series 5300, Class EY, 6.00%, 12/25/52	5,000	5,187,689
Interest Only:(3)
Series 354, Class C11, 3.50%, 7/15/46	8,920	1,549,833
Series 354, Class C15, 3.50%, 11/15/46	8,084	1,665,380
Series 362, Class C7, 3.50%, 9/15/47	14,185	2,524,414
Series 362, Class C11, 4.00%, 12/15/47	4,247	846,527
Series 362, Class C12, 4.00%, 12/15/47	8,520	1,691,705
Series 380, Class C1, 3.00%, 1/25/50	32,045	5,390,321
Series 380, Class C5, 3.50%, 1/25/50	10,084	1,804,863
Series 3030, Class SL, 1.152%, (6.10% - 1 mo. USD LIBOR), 9/15/35(2)	940	75,790
Series 3114, Class TS, 1.702%, (6.65% - 1 mo. USD LIBOR), 9/15/30(2)	1,659	80,836
Series 3339, Class JI, 1.642%, (6.59% - 1 mo. USD LIBOR), 7/15/37(2)	877	98,802
Series 4088, Class EI, 3.50%, 9/15/41	41	295
Series 4094, Class CS, 1.052%, (6.00% - 1 mo. USD LIBOR), 8/15/42(2)	622	72,057
Series 4109, Class SA, 1.252%, (6.20% - 1 mo. USD LIBOR), 9/15/32(2)	1,026	74,363
Series 4497, Class CS, 1.252%, (6.20% - 1 mo. USD LIBOR), 9/15/44(2)	184	3,765
Series 4507, Class EI, 4.00%, 8/15/44	2,757	334,117
Series 4507, Class MI, 3.50%, 8/15/44	281	12,337
Series 4549, Class DS, 0.952%, (5.90% - 1 mo. USD LIBOR), 8/15/45(2)	908	66,547
Series 4601, Class IN, 3.50%, 7/15/46	13,910	2,447,686
Series 4625, Class BI, 3.50%, 6/15/46	2,741	459,435
Series 4637, Class IP, 3.50%, 4/15/44	148	5,353
Series 4672, Class LI, 3.50%, 1/15/43	9	11
Series 4749, Class IL, 4.00%, 12/15/47	968	184,841
Series 4768, Class IO, 4.00%, 3/15/48	1,108	211,030
Series 4768, Class KI, 4.00%, 11/15/47	1,954	372,465
Series 4772, Class PI, 4.00%, 1/15/48	1,204	229,275
Series 4791, Class JI, 4.00%, 5/15/48	1,756	350,740
Series 4791, Class SA, 1.252%, (6.20% - 1 mo. USD LIBOR), 5/15/48(2)	4,843	612,353
Series 4796, Class AS, 1.252%, (6.20% - 1 mo. USD LIBOR), 5/15/48(2)	3,067	378,399
Series 4808, Class IB, 4.00%, 5/15/48	4,696	934,623
Series 4966, Class SY, 1.03%, (6.05% - 1 mo. USD LIBOR), 4/25/50(2)	4,497	612,301
Series 5008, Class IE, 2.00%, 9/25/50	66,625	8,127,626
Security	Principal Amount (000's omitted)	Value
Interest Only: (continued)
Series 5010, Class I, 2.00%, 9/25/50	$31,206	$ 3,826,944
Series 5010, Class IB, 2.00%, 9/25/50	46,260	5,643,289
Series 5010, Class IN, 2.00%, 9/25/50	82,281	10,107,470
Series 5010, Class NI, 2.00%, 9/25/50	17,219	2,147,304
Series 5016, Class UI, 2.00%, 9/25/50	14,803	1,805,853
Series 5017, Class DI, 2.00%, 9/25/50	30,664	3,740,695
Series 5019, Class CI, 2.00%, 10/25/50	25,078	3,090,975
Series 5020, Class CI, 2.00%, 9/25/50	6,184	735,258
Series 5022, Class AI, 2.00%, 10/25/50	33,404	4,118,896
Series 5024, Class CI, 2.00%, 10/25/50	99,868	12,344,157
Series 5025, Class GI, 2.00%, 10/25/50	10,842	1,335,069
Series 5028, Class TI, 2.00%, 10/25/50	13,846	1,363,658
Series 5038, Class DI, 2.00%, 11/25/50	79,012	9,745,762
Series 5051, Class S, 0.00%, (3.60% - 30-day average SOFR, Floor 0.00%), 12/25/50(2)	30,868	1,446,088
Series 5070, Class CI, 2.00%, 2/25/51	76,923	10,199,598
Series 5156, Class IP, 3.00%, 12/25/49	24,641	3,854,737
Series 5191, Class IB, 2.50%, 2/25/51	51,571	7,954,132
Principal Only:(4)
Series 213, Class PO, 0.00%, 6/1/31	1,002	877,404
Series 239, Class PO, 0.00%, 8/15/36	518	405,149
Series 246, Class PO, 0.00%, 5/15/37	1,261	1,026,973
Series 3072, Class WO, 0.00%, 11/15/35	446	366,510
Series 3342, Class KO, 0.00%, 7/15/37	174	145,094
Series 3476, Class PO, 0.00%, 7/15/38	216	170,517
Series 3862, Class PO, 0.00%, 5/15/41	473	370,759
Series 4239, Class OU, 0.00%, 7/15/43	2,826	1,590,459
Federal National Mortgage Association:
Series G97-4, Class FA, 5.748%, (1 mo. USD LIBOR + 0.80%), 6/17/27(1)	59	58,774
Series 1993-203, Class PL, 6.50%, 10/25/23	6	6,080
Series 1994-14, Class F, 7.291%, (12 mo. USD LIBOR + 1.60%), 10/25/23(1)	5	5,346
Series 2001-4, Class GA, 9.00%, 4/17/25(5)	0 (6)	28
Series 2009-48, Class WA, 5.80%, 7/25/39(5)	248	252,688
Series 2009-62, Class WA, 5.579%, 8/25/39(5)	354	360,144
Series 2010-112, Class DZ, 4.00%, 10/25/40	330	322,723
Series 2011-49, Class NT, 6.00%, (66.00% - 1 mo. USD LIBOR x 10.00, Cap 6.00%), 6/25/41(2)	134	131,554
Series 2012-51, Class FD, 5.60%, (1 mo. USD LIBOR + 0.58%), 5/25/42(1)	17,137	17,039,531
Series 2012-103, Class ZP, 3.00%, 9/25/42	796	661,053
Series 2012-115, Class MX, 0.00%, (3.46% - 1 mo. USD LIBOR x 1.154, Floor 0.00%), 10/25/42(2)	628	246,336
Series 2012-128, Class SH, 0.00%, (4.00% - 1 mo. USD LIBOR, Floor 0.00%), 11/25/42(2)	3,753	2,460,552

7
See Notes to Financial Statements.

Eaton Vance
Short Duration Government Income Fund
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association: (continued)
Series 2012-128, Class WS, 0.00%, (4.00% - 1 mo. USD LIBOR, Floor 0.00%), 11/25/42(2)	$547	$ 353,712
Series 2012-134, Class ZT, 2.00%, 12/25/42	997	834,553
Series 2013-52, Class GA, 1.00%, 6/25/43	584	528,571
Series 2013-58, Class SC, 0.622%, (6.00% - 1 mo. USD LIBOR x 1.50), 6/25/43(2)	2,651	2,281,906
Series 2013-67, Class NF, 5.00%, (1 mo. USD LIBOR + 1.00%), 7/25/43(1)	631	611,139
Series 2014-1, Class HF, 5.00%, (1 mo. USD LIBOR + 1.50%), 6/25/43(1)	730	672,556
Series 2014-5, Class LB, 2.50%, 7/25/43	19	18,933
Series 2015-74, Class SL, 0.00%, (2.349% - 1 mo. USD LIBOR x 0.587, Floor 0.00%), 10/25/45(2)	1,883	1,127,360
Series 2016-26, Class KS, 0.00%, (5.25% - 1 mo. USD LIBOR x 1.75, Floor 0.00%), 11/25/42(2)	1,603	1,318,457
Series 2017-15, Class LE, 3.00%, 6/25/46	119	115,891
Series 2017-56, Class KF, 5.848%, (1 mo. USD LIBOR + 1.00%), 7/25/47(1)	561	561,335
Series 2017-56, Class KS, 0.152%, (5.00% - 1 mo. USD LIBOR), 7/25/47(2)	314	199,777
Series 2019-1, Class FA, 5.62%, (1 mo. USD LIBOR + 0.60%), 2/25/49(1)	6,757	6,635,929
Series 2019-8, Class FD, 5.72%, (1 mo. USD LIBOR + 0.70%), 3/25/49(1)	21,986	21,997,961
Series 2019-9, Class LF, 5.57%, (1 mo. USD LIBOR + 0.55%), 3/25/49(1)	8,323	8,262,359
Series 2019-16, Class AF, 5.57%, (1 mo. USD LIBOR + 0.55%), 4/25/49(1)	7,224	7,164,682
Series 2020-45, Class MA, 0.00%, (3.20% - 1 mo. USD LIBOR x 0.80, Floor 0.00%), 6/25/43(2)	1,126	971,629
Series 2020-63, Class ZN, 3.00%, 9/25/50	305	201,568
Series 2020-81, Class CZ, 2.00%, 11/25/50	4,962	2,694,294
Series 2020-86, Class ZK, 2.00%, 12/25/50	4,248	2,217,947
Series 2020-86, Class ZP, 2.50%, 12/25/50	1,375	769,441
Series 2020-95, Class BZ, 2.50%, 1/25/51	315	173,643
Series 2020-95, Class ZT, 2.00%, 1/25/51	3,451	1,834,096
Series 2020-96, Class DZ, 2.50%, 1/25/51	8,213	5,078,246
Series 2020-96, Class EZ, 2.50%, 1/25/51	648	361,736
Series 2020-96, Class KZ, 2.50%, 1/25/51	309	171,980
Series 2021-3, Class ZH, 2.50%, 2/25/51	1,682	972,807
Series 2021-8, Class NZ, 2.50%, 3/25/51	1,047	608,878
Series 2021-11, Class KZ, 3.00%, 6/25/50	542	373,687
Series 2021-14, Class GZ, 2.50%, 3/25/51	677	378,212
Series 2021-22, Class MZ, 3.00%, 4/25/51	2,231	1,555,513
Series 2021-42, Class ZA, 3.00%, 2/25/51	4,727	3,312,459
Series 2021-42, Class ZD, 3.00%, 11/25/50	5,852	4,138,184
Series 2021-45, Class DZ, 3.00%, 7/25/51	373	242,436
Series 2021-51, Class EZ, 2.50%, 8/25/51	1,213	717,794
Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association: (continued)
Series 2021-52, Class JZ, 2.50%, 8/25/51	$14,870	$ 9,498,429
Series 2021-55, Class ZN, 2.50%, 8/25/51	350	203,152
Series 2021-56, Class HZ, 2.50%, 9/25/51	31,040	20,446,292
Series 2021-56, Class LZ, 2.50%, 9/25/51	14,132	9,441,347
Series 2021-57, Class ZW, 2.50%, 7/25/51	18,793	11,756,213
Series 2021-59, Class EZ, 2.50%, 9/25/51	1,444	864,458
Series 2021-61, Class Z, 2.50%, 9/25/51	12,838	8,345,397
Series 2021-63, Class QZ, 2.50%, 6/25/51	9,605	5,934,272
Series 2021-64, Class ZJ, 2.50%, 10/25/51	17,407	10,928,383
Series 2021-66, Class JZ, 2.50%, 10/25/51	12,924	8,253,715
Series 2021-69, Class JZ, 2.50%, 10/25/51	13,549	8,812,014
Series 2021-77, Class WZ, 3.00%, 8/25/50	1,833	1,222,228
Series 2021-77, Class Z, 3.00%, 5/25/51	15,454	10,547,436
Series 2021-79, Class Z, 3.00%, 11/25/51	16,909	12,033,192
Series 2021-95, Class ZC, 3.00%, 8/25/51	4,436	3,144,430
Series 2022-2, Class ZN, 3.00%, 2/25/52	11,519	8,234,240
Series 2023-12, Class LW, 6.00%, 4/25/53	15,000	15,578,105
Series 2023-13, Class LY, 6.00%, 4/25/53	9,120	9,584,372
Series 2023-14, Class EL, 6.00%, 4/25/53	23,200	24,166,834
Interest Only:(3)
Series 296, Class 2, 8.00%, 4/25/24	0 (6)	8
Series 424, Class C8, 3.50%, 2/25/48	3,914	700,698
Series 2004-60, Class SW, 2.03%, (7.05% - 1 mo. USD LIBOR), 4/25/34(2)	765	27,680
Series 2005-68, Class XI, 6.00%, 8/25/35	1,195	233,339
Series 2006-65, Class PS, 2.20%, (7.22% - 1 mo. USD LIBOR), 7/25/36(2)	736	102,510
Series 2007-99, Class SD, 1.38%, (6.40% - 1 mo. USD LIBOR), 10/25/37(2)	1,132	125,061
Series 2007-102, Class ST, 1.42%, (6.44% - 1 mo. USD LIBOR), 11/25/37(2)	561	52,639
Series 2011-59, Class IW, 6.00%, 7/25/41	813	154,971
Series 2011-101, Class IC, 3.50%, 10/25/26	921	31,121
Series 2012-147, Class SA, 1.08%, (6.10% - 1 mo. USD LIBOR), 1/25/43(2)	775	87,760
Series 2014-41, Class SA, 1.03%, (6.05% - 1 mo. USD LIBOR), 7/25/44(2)	742	124,042
Series 2014-55, Class IL, 3.50%, 9/25/44	635	135,663
Series 2014-55, Class IN, 3.50%, 7/25/44	626	129,809
Series 2014-89, Class IO, 3.50%, 1/25/45	1,011	223,045
Series 2015-22, Class GI, 3.50%, 4/25/45	305	57,988
Series 2015-31, Class SG, 1.08%, (6.10% - 1 mo. USD LIBOR), 5/25/45(2)	829	175,506
Series 2015-36, Class IL, 3.00%, 6/25/45	850	125,620
Series 2016-61, Class DI, 3.00%, 4/25/46	706	71,294
Series 2018-21, Class IO, 3.00%, 4/25/48	4,193	754,731
Series 2018-42, Class IA, 3.50%, 6/25/47	1,058	179,741

8
See Notes to Financial Statements.

Eaton Vance
Short Duration Government Income Fund
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Interest Only: (continued)
Series 2019-1, Class SA, 0.38%, (5.40% - 1 mo. USD LIBOR), 2/25/49(2)	$4,724	$ 238,800
Series 2020-23, Class SP, 1.03%, (6.05% - 1 mo. USD LIBOR), 2/25/50(2)	12,676	1,730,592
Series 2020-45, Class HI, 2.50%, 7/25/50	6,918	1,005,236
Series 2020-62, Class DI, 2.00%, 9/25/50	37,521	4,582,520
Series 2020-72, Class DI, 2.00%, 10/25/50	24,164	2,937,943
Series 2020-72, Class IA, 2.00%, 10/25/50	25,197	3,093,687
Series 2020-73, Class NI, 2.00%, 10/25/50	40,357	4,983,988
Series 2020-89, Class PI, 2.50%, 12/25/50	13,649	2,076,117
Series 2020-94, Class DI, 2.00%, 1/25/51	15,475	2,046,313
Series 2021-3, Class KI, 2.50%, 2/25/51	29,331	4,163,036
Series 2021-3, Class LI, 2.50%, 2/25/51	27,770	3,956,071
Series 2021-10, Class EI, 2.00%, 3/25/51	12,217	1,647,935
Series 2021-34, Class QI, 3.00%, 6/25/51	41,371	6,789,605
Series 2021-73, Class AI, 2.50%, 6/25/49	8,216	875,848
Series 2021-94, Class CI, 3.00%, 1/25/52	11,583	1,918,883
Series 2022-6, Class IO, 2.50%, 7/25/51	31,972	5,010,644
Principal Only:(4)
Series 379, Class 1, 0.00%, 5/25/37	1,092	874,356
Series 380, Class 1, 0.00%, 7/25/37	263	218,917
Series 2007-17, Class PO, 0.00%, 3/25/37	186	147,514
Series 2009-82, Class PO, 0.00%, 10/25/39	529	422,076
Series 2012-5, Class PO, 0.00%, 12/25/39	342	280,410
Series 2012-61, Class PO, 0.00%, 8/25/37	1,573	1,274,153
Series 2014-9, Class DO, 0.00%, 2/25/43	7,385	5,551,345
Series 2014-17, Class PO, 0.00%, 4/25/44	1,121	824,529
Government National Mortgage Association:
Series 2012-77, Class MT, 5.338%, (1 mo. USD LIBOR + 0.39%), 5/16/41(1)	386	373,526
Series 2014-H20, Class MF, 4.266%, (1 mo. USD LIBOR + 0.65%), 10/20/64(1)	5,103	5,078,626
Series 2015-144, Class KB, 3.00%, 8/20/44	503	424,038
Series 2015-H03, Class FD, 4.409%, (1 mo. USD LIBOR + 0.64%), 1/20/65(1)	17,006	16,876,506
Series 2015-H05, Class FB, 4.531%, (1 mo. USD LIBOR + 0.64%), 2/20/65(1)	18,419	18,298,437
Series 2016-168, Class JF, 5.848%, (1 mo. USD LIBOR + 1.00%), 11/20/46(1)	128	122,225
Series 2017-121, Class DF, 5.00%, (1 mo. USD LIBOR + 0.50%), 8/20/47(1)	3,324	3,247,931
Series 2017-137, Class AF, 5.00%, (1 mo. USD LIBOR + 0.50%), 9/20/47(1)	1,487	1,455,644
Series 2018-H18, Class FG, 3.776%, (1 mo. USD LIBOR + 0.60%), 10/20/68(1)	31,244	30,872,612
Series 2018-H20, Class FA, 3.653%, (1 mo. USD LIBOR + 0.60%), 12/20/68(1)	50,047	49,302,417
Series 2019-H02, Class FE, 5.151%, (1 mo. USD LIBOR + 0.55%), 1/20/69(1)	19,368	19,256,082
Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association: (continued)
Series 2020-76, Class ZL, 2.75%, 5/20/50	$307	$ 290,393
Series 2021-1, Class ZD, 3.00%, 1/20/51	1,563	1,324,261
Series 2021-8, Class ZG, 2.50%, 1/20/51	3,200	1,917,819
Series 2021-24, Class EZ, 2.50%, 1/20/51	3,473	2,100,297
Series 2021-24, Class KZ, 2.50%, 2/20/51	3,552	2,377,686
Series 2021-25, Class JZ, 2.50%, 2/20/51	1,978	1,118,298
Series 2021-49, Class VZ, 2.50%, 3/20/51	20	11,599
Series 2021-77, Class ZG, 3.00%, 7/20/50	349	230,421
Series 2021-86, Class ZJ, 1.50%, 5/20/51	282	149,755
Series 2021-97, Class MZ, 3.00%, 8/20/50	5,703	4,025,588
Series 2021-97, Class ZC, 3.00%, 8/20/50	7,309	5,211,913
Series 2021-105, Class MZ, 3.00%, 6/20/51	4,664	3,272,071
Series 2021-105, Class ZH, 1.50%, 6/20/51	1,476	1,027,433
Series 2021-107, Class GZ, 3.00%, 6/20/51	2,375	1,680,304
Series 2021-114, Class JZ, 3.00%, 6/20/51	2,036	1,380,955
Series 2021-118, Class EZ, 2.50%, 7/20/51	6,996	4,590,485
Series 2021-118, Class JZ, 2.50%, 7/20/51	19,814	12,706,947
Series 2021-121, Class ZE, 2.50%, 7/20/51	125	77,049
Series 2021-122, Class ZL, 2.50%, 7/20/51	11,337	7,237,297
Series 2021-131, Class ZN, 3.00%, 7/20/51	2,566	1,842,059
Series 2021-136, Class WZ, 3.00%, 8/20/51	6,008	4,229,623
Series 2021-136, Class Z, 2.50%, 8/20/51	10,661	6,872,274
Series 2021-137, Class GZ, 2.50%, 8/20/51	1,229	977,685
Series 2021-138, Class Z, 2.50%, 8/20/51	11,355	7,636,315
Series 2021-139, Class UZ, 3.00%, 8/20/51	8,630	6,063,017
Series 2021-154, Class ZC, 2.50%, 9/20/51	6,128	3,967,215
Series 2021-154, Class ZL, 3.00%, 9/20/51	8,129	5,425,203
Series 2021-156, Class ZQ, 2.50%, 9/20/51	4,864	3,232,487
Series 2021-159, Class ZJ, 2.50%, 9/20/51	8,136	5,378,549
Series 2021-159, Class ZP, 2.00%, 9/20/51	7,553	5,562,619
Series 2021-160, Class NZ, 3.00%, 9/20/51	2,536	1,707,750
Series 2021-172, Class ZA, 3.00%, 9/20/51	1,576	1,114,474
Series 2021-175, Class DZ, 3.00%, 10/20/51	2,073	1,395,050
Series 2021-177, Class JZ, 3.00%, 10/20/51	4,800	3,509,546
Series 2021-182, Class KZ, 3.00%, 10/20/51	1,311	882,028
Series 2021-194, Class HZ, 3.00%, 11/20/51	9,179	7,131,928
Series 2021-199, Class ZM, 3.00%, 11/20/51	3,762	2,575,219
Series 2021-213, Class NZ, 3.00%, 12/20/51	7,535	5,708,517
Series 2021-214, Class LZ, 3.00%, 12/20/51	10,258	7,943,884
Series 2021-228, Class JZ, 3.00%, 12/20/51	7,582	5,447,070
Series 2022-31, Class ZD, 3.00%, 2/20/52	782	502,817
Series 2022-189, Class US, 5.169%, (22.73% - 30-day average SOFR x 3.667), 11/20/52(2)	12,847	13,933,052
Series 2022-195, Class AS, 5.401%, (23.13% - 30-day average SOFR x 3.70), 11/20/52(2)	3,698	4,269,122

9
See Notes to Financial Statements.

Eaton Vance
Short Duration Government Income Fund
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association: (continued)
Series 2022-197, Class SW, 4.824%, (16.32% - 30-day average SOFR x 2.40), 11/20/52(2)	$7,616	$ 7,833,772
Series 2022-208, Class YF, 5.79%, (30-day average SOFR + 1.00%), 12/20/52(1)	49,514	49,976,617
Series 2022-211, Class HF, 5.79%, (30-day average SOFR + 1.00%), 12/20/52(1)	198,056	197,874,538
Series 2023-53, Class AL, 5.50%, 4/20/53	26,000	26,428,909
Series 2023-53, Class SE, 5.606%, (22.55% - 30-day average SOFR x 3.667), 4/20/53(2)	17,000	17,571,266
Series 2023-63, Class S, (22.55% - 30-day average SOFR x 3.667), 5/20/53(7)	8,000	8,309,658
Series 2023-65, Class SB, (22.55% - 30-day average SOFR x 3.667), 5/20/53(7)	3,829	4,018,418
Series 2023-66, Class SD, (22.55% - 30-day average SOFR x 3.667), 5/20/53(7)	2,000	2,077,415
Interest Only:(3)
Series 2014-98, Class IM, 0.00%, 1/20/43(5)	5,278	143,686
Series 2015-151, Class KI, 0.00%, 11/20/42(5)	6,383	180,546
Series 2017-104, Class SD, 1.247%, (6.20% - 1 mo. USD LIBOR), 7/20/47(2)	2,390	285,826
Series 2017-121, Class DS, 0.147%, (4.50% - 1 mo. USD LIBOR), 8/20/47(2)	2,704	137,433
Series 2018-127, Class SG, 1.297%, (6.25% - 1 mo. USD LIBOR), 9/20/48(2)	6,608	676,363
Series 2019-27, Class SA, 1.097%, (6.05% - 1 mo. USD LIBOR), 2/20/49(2)	2,327	266,952
Series 2019-38, Class SQ, 1.097%, (6.05% - 1 mo. USD LIBOR), 3/20/49(2)	6,655	733,603
Series 2019-43, Class BS, 1.097%, (6.05% - 1 mo. USD LIBOR), 4/20/49(2)	3,719	432,949
Series 2020-97, Class MI, 2.50%, 3/20/50	5,660	718,031
Series 2020-116, Class MI, 2.00%, 8/20/50	521	69,819
Series 2020-134, Class IM, 2.50%, 9/20/50	15,132	2,036,763
Series 2020-146, Class IQ, 2.00%, 10/20/50	142,217	16,298,511
Series 2020-146, Class QI, 2.00%, 10/20/50	42,355	4,735,389
Series 2020-151, Class AI, 2.00%, 10/20/50	88,571	11,171,677
Series 2020-162, Class BI, 2.00%, 10/20/50	20,063	2,497,780
Series 2020-167, Class KI, 2.00%, 11/20/50	87,239	10,006,623
Series 2020-167, Class YI, 2.00%, 11/20/50	106,451	12,623,607
Series 2020-173, Class DI, 2.00%, 11/20/50	87,520	10,870,343
Series 2020-176, Class AI, 2.00%, 11/20/50	29,576	3,471,094
Series 2020-176, Class HI, 2.50%, 11/20/50	20,445	2,759,522
Series 2020-181, Class TI, 2.00%, 12/20/50	86,113	10,236,526
Series 2020-185, Class BI, 2.00%, 12/20/50	17,249	2,055,387
Series 2021-9, Class GI, 2.00%, 1/20/51	42,289	5,082,891
Series 2021-15, Class AI, 2.00%, 1/20/51	23,072	2,884,876
Series 2021-23, Class TI, 2.50%, 2/20/51	11,933	1,573,841
Series 2021-30, Class AI, 2.00%, 2/20/51	9,729	1,206,655
Series 2021-46, Class IM, 2.50%, 3/20/51	4,817	637,104
Security	Principal Amount (000's omitted)	Value
Interest Only: (continued)
Series 2021-56, Class SD, 0.00%, (2.30% - 30-day average SOFR, Floor 0.00%), 9/20/50(2)	$15,392	$ 249,821
Series 2021-56, Class SE, 0.00%, (2.30% - 30-day average SOFR, Floor 0.00%), 10/20/50(2)	5,648	92,749
Series 2021-77, Class SB, 0.00%, (3.75% - 1 mo. USD LIBOR, Floor 0.00%), 5/20/51(2)	17,262	699,598
Series 2021-77, Class SE, 0.00%, (3.75% - 1 mo. USD LIBOR, Floor 0.00%), 5/20/51(2)	10,522	426,530
Series 2021-97, Class IG, 2.50%, 8/20/49	79,664	8,797,711
Series 2021-97, Class QI, 3.00%, 6/20/51	17,627	2,550,348
Series 2021-98, Class EI, 3.00%, 6/20/51	34,760	4,918,072
Series 2021-114, Class MI, 3.00%, 6/20/51	12,883	1,909,275
Series 2021-122, Class NI, 3.00%, 7/20/51	8,833	1,317,715
Series 2021-125, Class SA, 0.00%, (3.75% - 1 mo. USD LIBOR, Floor 0.00%), 7/20/51(2)	20,354	812,014
Series 2021-131, Class QI, 3.00%, 7/20/51	33,928	4,032,863
Series 2021-140, Class YS, 0.00%, (1.70% - 1 mo. USD LIBOR, Floor 0.00%), 8/20/51(2)	22,379	202,251
Series 2021-160, Class DI, 3.00%, 9/20/51	30,184	4,717,253
Series 2021-160, Class IT, 2.50%, 9/20/51	43,806	4,930,865
Series 2021-175, Class AS, 0.00%, (1.80% - 1 mo. USD LIBOR, Floor 0.00%), 10/20/51(2)	45,260	435,617
Series 2021-175, Class SB, 0.00%, (1.80% - 1 mo. USD LIBOR, Floor 0.00%), 10/20/51(2)	22,669	221,478
Series 2021-193, Class IU, 3.00%, 11/20/49	69,921	8,900,749
Series 2021-193, Class YS, 0.00%, (2.45% - 30-day average SOFR, Floor 0.00%), 11/20/51(2)	52,947	811,157
Series 2021-196, Class GI, 3.00%, 11/20/51	33,212	4,761,176
Series 2021-201, Class PI, 3.00%, 11/20/51	29,180	3,097,949
Series 2021-209, Class IW, 3.00%, 11/20/51	18,401	2,241,741
Series 2022-104, Class IO, 2.50%, 6/20/51	27,635	3,624,387
Series 2022-119, Class CS, 0.00%, (3.00% - 30-day average SOFR, Floor 0.00%), 7/20/52(2)	217,225	2,434,784
Series 2022-119, Class SC, 0.00%, (3.00% - 30-day average SOFR, Floor 0.00%), 7/20/52(2)	24,136	270,532
Series 2022-126, Class AS, 0.00%, (3.69% - 30-day average SOFR, Floor 0.00%), 7/20/52(2)	64,776	1,343,941
Series 2022-126, Class SC, 0.00%, (3.73% - 30-day average SOFR, Floor 0.00%), 7/20/52(2)	48,272	1,029,365
Series 2022-135, Class SA, 0.00%, (3.00% - 30-day average SOFR, Floor 0.00%), 6/20/52(2)	135,144	1,667,635
Series 2023-13, Class SA, 0.61%, (5.40% - 30-day average SOFR), 1/20/53(2)	19,833	555,699
Series 2023-19, Class SD, 1.51%, (6.30% - 30-day average SOFR), 2/20/53(2)	21,383	1,192,083
Series 2023-20, Class HS, 1.51%, (6.30% - 30-day average SOFR), 2/20/53(2)	14,898	861,333
Series 2023-22, Class ES, 1.51%, (6.30% - 30-day average SOFR), 2/20/53(2)	19,865	1,148,444

10
See Notes to Financial Statements.

Eaton Vance
Short Duration Government Income Fund
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Interest Only: (continued)
Series 2023-22, Class SA, 0.91%, (5.70% - 30-day average SOFR), 2/20/53(2)	$34,775	$ 1,136,888
Series 2023-24, Class SB, 0.36%, (5.15% - 30-day average SOFR), 2/20/53(2)	39,729	1,289,071
Series 2023-24, Class SG, 1.51%, (6.30% - 30-day average SOFR), 2/20/53(2)	19,865	1,148,444
Series 2023-32, Class SA, 1.51%, (6.30% - 30-day average SOFR), 2/20/53(2)	67,043	3,875,999
Series 2023-38, Class LS, 1.51%, (6.30% - 30-day average SOFR), 3/20/53(2)	29,925	1,699,372
Series 2023-47, Class HS, 1.51%, (6.30% - 30-day average SOFR), 3/20/53(2)	9,975	566,457
Series 2023-47, Class SC, 1.46%, (6.25% - 30-day average SOFR), 3/20/53(2)	14,955	813,291
Series 2023-53, Class SK, 1.538%, (6.20% - 30-day average SOFR), 4/20/53(2)	37,711	1,900,234
Series 2023-65, Class BS, (30-day average SOFR + 6.15%), 5/20/53(7)	32,000	1,593,600
Principal Only:(4)
Series 2009-117, Class PO, 0.00%, 12/16/39	807	631,226
Series 2010-88, Class OA, 0.00%, 7/20/40	527	402,995
Series 2015-24, Class KO, 0.00%, 6/20/35	634	558,550
Total Collateralized Mortgage Obligations (identified cost $1,885,082,741)		$ 1,560,031,341

U.S. Government Agency Commercial Mortgage-Backed Securities — 0.4%
Security	Principal Amount (000's omitted)	Value
FRESB Mortgage Trust:
Interest Only:(3)
Series 2021-SB91, Class X1, 0.681%, 8/25/41(5)	$46,206	$ 1,579,185
Series 2021-SB92, Class X1, 0.685%, 8/25/41(5)	24,094	624,917
Government National Mortgage Association:
Interest Only:(3)
Series 2021-101, Class IO, 0.679%, 4/16/63(5)	54,866	3,099,967
Series 2021-132, Class IO, 0.727%, 4/16/63(5)	58,776	3,461,117
Series 2021-144, Class IO, 0.825%, 4/16/63(5)	52,088	3,378,430
Series 2021-186, Class IO, 0.765%, 5/16/63(5)	48,101	2,931,868
Series 2022-3, Class IO, 0.64%, 2/16/61(5)	68,397	3,307,419
Total U.S. Government Agency Commercial Mortgage-Backed Securities (identified cost $23,120,158)		$ 18,382,903

U.S. Government Agency Mortgage-Backed Securities — 87.8%
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
3.609%, (COF + 1.25%), with maturity at 2035(8)	$246	$ 240,673
3.66%, (COF + 1.25%), with maturity at 2025(8)	25	24,998
3.661%, (COF + 2.28%), with maturity at 2025(8)	60	59,772
3.85%, (COF + 1.30%), with maturity at 2034(8)	15	14,873
4.17%, (5 yr. CMT + 2.52%), with maturity at 2032(8)	153	150,306
4.185%, (COF + 1.25%), with maturity at 2029(8)	6	5,430
4.208%, (30-day average SOFR + 2.37%), with maturity at 2052(8)	1,536	1,481,784
4.227%, (1 yr. CMT + 2.26%), with maturity at 2035(8)	1,366	1,390,164
4.231%, (1 yr. CMT + 2.31%), with maturity at 2036(8)	525	535,326
4.267%, (COF + 1.25%), with maturity at 2032(8)	88	84,809
4.339%, (30-day average SOFR + 2.13%), with maturity at 2052(8)	6,726	6,540,277
4.376%, (1 yr. CMT + 1.98%), with maturity at 2034(8)	500	506,198
4.41%, (30-day average SOFR + 2.38%), with maturity at 2052(8)	3,883	3,814,291
4.426%, (1 yr. CMT + 2.25%), with maturity at 2038(8)	389	395,850
4.48%, (1 yr. CMT + 2.24%), with maturity at 2036(8)	451	458,487
4.50%, with maturity at 2035	317	315,465
4.519%, (COF + 1.25%), with maturity at 2030(8)	125	123,404
4.634%, (COF + 1.25%), with maturity at 2033(8)	96	95,672
4.72%, (COF + 2.29%), with maturity at 2037(8)	409	404,653
5.00%, with various maturities to 2052	188,400	188,314,849
5.50%, with various maturities to 2053	566,924	572,367,266
5.605%, (30-day average SOFR + 2.37%), with maturity at 2052(8)	681	681,341
6.00%, with various maturities to 2053	9,347	9,564,893
7.00%, with maturity at 2033	56	56,409
Federal National Mortgage Association:
3.00%, with various maturities to 2050	18,053	16,440,661
3.585%, (COF + 1.96%), with maturity at 2030(8)	7	7,016
3.664%, (COF + 1.25%), with maturity at 2033(8)	105	101,909
3.745%, (COF + 1.25%), with maturity at 2034(8)	34	33,735
3.76%, (COF + 1.25%), with various maturities to 2027(8)	91	89,275

11
See Notes to Financial Statements.

Eaton Vance
Short Duration Government Income Fund
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association: (continued)
3.777%, (COF + 1.25%), with maturity at 2034(8)	$172	$ 165,809
3.863%, (COF + 1.25%), with maturity at 2034(8)	132	128,167
3.866%, (COF + 1.25%), with maturity at 2035(8)	63	62,212
3.94%, (COF + 1.26%), with maturity at 2038(8)	14	14,131
4.031%, (30-day average SOFR + 2.33%), with maturity at 2052(8)	1,620	1,561,081
4.062%, (COF + 1.31%), with maturity at 2036(8)	61	59,245
4.07%, (COF + 1.26%), with maturity at 2036(8)	116	112,342
4.075%, (1 yr. CMT + 2.08%), with maturity at 2033(8)	183	187,199
4.10%, (COF + 1.25%), with maturity at 2033(8)	159	155,556
4.13%, (COF + 1.26%), with maturity at 2037(8)	67	65,792
4.205%, (COF + 1.70%), with maturity at 2029(8)	0 (6)	447
4.226%, (30-day average SOFR + 2.33%), with maturity at 2052(8)	1,053	1,030,940
4.227%, (12 mo. USD LIBOR + 1.75%), with maturity at 2035(8)	339	344,379
4.235%, (1 yr. CMT + 2.10%), with maturity at 2040(8)	213	216,466
4.252%, (1 yr. CMT + 2.17%), with maturity at 2031(8)	66	65,971
4.262%, (1 yr. CMT + 2.25%), with maturity at 2033(8)	1,100	1,126,425
4.276%, (1 yr. CMT + 2.13%), with maturity at 2037(8)	458	467,894
4.291%, (COF + 2.26%), with maturity at 2026(8)	43	42,910
4.313%, (COF + 1.80%), with maturity at 2034(8)	155	150,964
4.43%, (COF + 1.26%), with maturity at 2036(8)	29	28,572
4.441%, (1 yr. CMT + 2.21%), with maturity at 2039(8)	851	870,453
4.465%, (1 yr. CMT + 2.16%), with maturity at 2036(8)	146	149,085
4.50%, with maturity at 2052	934	913,207
4.604%, (COF + 1.85%), with maturity at 2034(8)	58	57,669
4.646%, (COF + 1.73%), with maturity at 2035(8)	194	189,406
4.67%, (1 yr. CMT + 2.53%), with maturity at 2038(8)	416	425,689
4.676%, (COF + 1.50%), with maturity at 2029(8)	229	228,389
4.773%, (COF + 1.81%), with maturity at 2036(8)	355	346,976
4.796%, (COF + 1.79%), with maturity at 2035(8)	147	143,640
5.00%, 30-Year, TBA(9)	151,000	150,186,019
Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association: (continued)
5.00%, with various maturities to 2052	$101,969	$ 101,748,531
5.175%, (12 mo. USD LIBOR + 1.80%), with maturity at 2034(8)	115	117,395
5.348%, (COF + 1.73%), with maturity at 2034(8)	48	48,004
5.50%, with various maturities to 2052	841,734	850,034,370
6.00%, with various maturities to 2053	15,871	16,444,011
6.00%, 30-Year, TBA(9)	209,025	213,123,855
6.333%, (COF + 2.00%), with maturity at 2032(8)	27	27,948
6.50%, with various maturities to 2053	5,190	5,374,897
6.50%, 30-Year, TBA(9)	65,200	67,168,401
Government National Mortgage Association:
2.50%, with maturity at 2051	2,086	1,831,167
2.75%, (1 yr. CMT + 1.50%), with various maturities to 2027(8)	47	45,998
3.00%, (1 yr. CMT + 1.50%), with maturity at 2026(8)	32	31,215
4.00%, with various maturities to 2052	10,231	9,874,336
4.50%, with various maturities to 2052	294,667	285,468,675
5.00%, with various maturities to 2052	92,039	91,959,608
5.50%, with various maturities to 2062	123,250	125,110,824
5.50%, 30-Year, TBA(9)	242,575	244,255,074
6.00%, with various maturities to 2063	84,567	87,012,887
6.00%, with maturity at 2052(10)	12,665	13,318,622
6.00%, 30-Year, TBA(9)	521,975	530,229,878
6.50%, with various maturities to 2063	76,247	78,576,854
6.50%, 30-Year, TBA(9)	327,700	335,956,402
7.00%, with various maturities to 2062	26,720	27,625,301
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $4,059,641,569)		$ 4,049,181,074

U.S. Government Guaranteed Small Business Administration Pools & Loans — 3.6%
Security	Principal Amount (000's omitted)	Value
5.625%, (USD Prime - 2.375%), 2/25/29(1)	$37,353	$ 37,428,869
5.75%, (USD Prime - 2.25%), 1/25/44 to 2/25/44(1)	39,904	39,840,460
5.80%, (USD Prime - 2.20%), 4/25/44(1)	20,260	20,274,244
7.00%, (USD Prime - 1.00%), 4/25/44(1)	20,545	21,382,149
7.325%, (USD Prime - 0.675%), 2/25/44(1)	18,040	18,977,769
Interest Only:(11)(12)
1.03%, 1/18/39	404	11,989
1.26%, 2/15/44	1,447	68,599

12
See Notes to Financial Statements.

Eaton Vance
Short Duration Government Income Fund
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Interest Only: (continued)
1.51%, 2/15/44	$1,061	$ 56,948
1.56%, 3/14/44	533	29,661
1.76%, 12/18/28	96	2,936
1.81%, 7/10/43 to 2/6/44	5,263	288,278
1.88%, 12/18/43 to 12/27/43	5,879	351,688
1.91%, 7/15/42 to 4/15/44	17,726	1,030,020
1.93%, 6/14/43 to 2/8/44	22,084	1,351,495
2.01%, 3/12/29 to 2/15/44	3,710	224,271
2.06%, 3/15/29 to 3/15/44	9,343	603,519
2.13%, 9/14/43 to 1/9/44	4,994	325,835
2.16%, 3/15/42 to 4/15/44	2,652	181,597
2.18%, 12/3/28 to 2/15/44	14,325	956,673
2.185%, 11/1/32 to 5/16/43(13)	52,313	2,730,581
2.26%, 12/28/28 to 1/15/44	3,103	202,378
2.31%, 12/15/28 to 4/15/44	22,423	1,612,082
2.38%, 8/31/28 to 12/27/43	2,569	177,164
2.41%, 6/15/42 to 4/15/44	15,083	1,156,294
2.43%, 5/7/28 to 2/12/44	9,531	718,137
2.48%, 3/15/44	2,568	209,141
2.509%, 2/21/33 to 4/1/43(13)	14,614	1,127,298
2.51%, 7/12/28 to 1/15/44	3,041	232,623
2.56%, 12/15/28 to 9/18/44	19,175	1,514,921
2.61%, 4/15/29	63	2,884
2.63%, 9/13/42 to 1/11/44	2,413	210,511
2.66%, 6/15/42 to 4/15/44	10,159	832,922
2.68%, 10/19/28 to 2/19/44	17,070	1,318,996
2.73%, 3/21/23 to 12/13/42(13)	17,470	967,004
2.76%, 10/1/28 to 2/15/44	6,852	512,998
2.81%, 3/15/29 to 4/24/44	21,269	1,745,333
2.88%, 12/3/43 to 12/27/43	2,627	233,041
2.91%, 3/15/44	678	66,039
2.93%, 10/1/28 to 1/23/44	4,148	380,261
3.01%, 10/13/28 to 1/15/44	1,528	123,120
3.06%, 1/15/29 to 2/21/44	1,471	131,789
3.13%, 9/29/43 to 1/31/44	7,822	807,948
3.18%, 5/8/28 to 2/19/44	6,672	555,275
3.259%, 1/21/24 to 7/28/42(13)	8,700	577,832
3.26%, 10/18/28 to 2/15/44	2,687	232,550
3.31%, 4/15/29 to 2/28/44	2,963	367,300
3.36%, 1/15/29	49	2,870
3.38%, 8/28/43 to 1/16/44	7,601	902,461
3.43%, 4/27/28 to 7/27/43	18,168	1,381,887
3.51%, 10/11/28 to 3/15/44	11,096	1,005,516
3.529%, 3/10/26 to 3/23/42(13)	263	30,176
3.56%, 12/28/28 to 3/15/44	9,751	829,763
Security	Principal Amount (000's omitted)	Value
Interest Only: (continued)
3.61%, 12/27/28	$9	$ 586
3.66%, 11/15/43 to 4/15/44	6,705	803,858
3.98%, 12/11/28 to 12/13/28	305	21,730
Total U.S. Government Guaranteed Small Business Administration Pools & Loans (identified cost $185,643,381)		$ 167,112,269

U.S. Department of Agriculture Loans — 0.5%
Security	Principal Amount (000's omitted)	Value
USDA Guaranteed Loans:
7.50%, (USD Prime - 0.50%), 7/1/27(1)	$8,525,706	$ 8,533,720
7.50%, (USD Prime - 0.50%), 7/1/27(1)	15,911,087	15,926,998
Total U.S. Department of Agriculture Loans (identified cost $24,436,793)		$ 24,460,718

Short-Term Investments — 2.1%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.78%(14)	99,167,447	$ 99,167,447
Total Short-Term Investments (identified cost $99,167,447)		$ 99,167,447
Total Purchased Swaptions — 0.0%(15) (identified cost $3,485,000)		$ 238,607
Total Investments — 128.2% (identified cost $6,280,577,089)		$ 5,918,574,359

13
See Notes to Financial Statements.

Eaton Vance
Short Duration Government Income Fund
April 30, 2023
Portfolio of Investments (Unaudited) — continued

TBA Sale Commitments — (3.3)%
U.S. Government Agency Mortgage-Backed Securities — (3.3)%
Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association, 5.00%, 30-Year, TBA(9)	$ (151,000)	$ (150,186,019)
Total U.S. Government Agency Mortgage-Backed Securities (proceeds $150,374,766)		$ (150,186,019)
Total TBA Sale Commitments (proceeds $150,374,766)		$ (150,186,019)
Other Assets, Less Liabilities — (24.9)%		$ (1,152,909,353)
Net Assets — 100.0%		$ 4,615,478,987
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2023.
(2)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at April 30, 2023.
(3)	Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.
(4)	Principal only security that entitles the holder to receive only principal payments on the underlying mortgages.
(5)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at April 30, 2023.
(6)	Principal amount is less than $500.
(7)	When-issued, inverse floating-rate security whose interest rate will be determined after April 30, 2023.
(8)	Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at April 30, 2023.
(9)	TBA (To Be Announced) securities are purchased or sold on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date are determined upon settlement.
(10)	Security (or a portion thereof) has been pledged for the benefit of the counterparty for reverse repurchase agreements.
(11)	Interest only security that entitles the holder to receive only a portion of the interest payments on the underlying loans. Principal amount shown is the notional amount of the underlying loans on which coupon interest is calculated.
(12)	Securities comprise a trust that is wholly-owned by the Fund and may only be sold on a pro-rata basis with all securities in the trust.
(13)	The stated interest rate represents the weighted average fixed interest rate at April 30, 2023 of all interest only securities comprising the certificate.
(14)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of April 30, 2023.
(15)	Amount is less than 0.05%.

Purchased Interest Rate Swaptions (OTC) — 0.0%(1)
Description	Counterparty	Notional Amount		Expiration Date	Value
Option to enter into interest rate swap expiring 5/19/28 to pay 4.04% and receive SOFR	Bank of America, N.A.	USD	180,000,000	5/17/23	$ 9,031
Option to enter into interest rate swap expiring 6/6/53 to pay 3.30% and receive SOFR	Bank of America, N.A.	USD	85,000,000	6/2/23	229,576
Total					$238,607
(1)	Amount is less than 0.05%.
14
See Notes to Financial Statements.

Eaton Vance
Short Duration Government Income Fund
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 10-Year Treasury Note	2,524	Long	6/21/23	$290,772,687	$ (1,448,352)
U.S. 5-Year Treasury Note	(286)	Short	6/30/23	(31,386,266)	(722,060)
					$(2,170,412)
Interest Rate Swaps (Centrally Cleared)
Notional Amount (000's omitted)		Fund Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
USD	180,000	Receives	SOFR (pays annually)	1.88% (pays annually)	3/9/28	$ 12,253,140	$ (2,359,507)	$ 9,893,633
USD	450,000	Receives	SOFR (pays annually)	3.07% (pays annually)	10/14/32	6,093,986	—	6,093,986
USD	94,000	Receives	SOFR (pays annually)	3.16% (pays annually)	1/5/33	765,263	—	765,263
USD	125,000	Receives	SOFR (pays annually)	2.47% (pays annually)	3/28/33	7,506,725	(2,698,899)	4,807,826
USD	300,000	Receives	3-month USD LIBOR (pays quarterly)	2.01% (pays semi-annually)	2/16/52	73,700,095	—	73,700,095
USD	300,000	Receives	SOFR (pays annually)	1.92% (pays annually)	4/8/52	63,316,283	—	63,316,283
USD	100,000	Receives	SOFR (pays annually)	1.94% (pays annually)	4/21/52	20,651,535	—	20,651,535
USD	100,000	Receives	SOFR (pays annually)	1.89% (pays annually)	8/3/52	22,430,105	(975)	22,429,130
Total						$206,717,132	$(5,059,381)	$201,657,751
Abbreviations:
CMT	– Constant Maturity Treasury
COF	– Cost of Funds 11th District
LIBOR	– London Interbank Offered Rate
OTC	– Over-the-counter
SOFR	– Secured Overnight Financing Rate
TBA	– To Be Announced
Currency Abbreviations:
USD	– United States Dollar
15
See Notes to Financial Statements.

Eaton Vance
Short Duration Government Income Fund
April 30, 2023
Statement of Assets and Liabilities (Unaudited)

April 30, 2023
Assets
Unaffiliated investments, at value (identified cost $6,181,409,642)	$ 5,819,406,912
Affiliated investment, at value (identified cost $99,167,447)	99,167,447
Deposits for forward purchase commitments	628,467
Deposits for derivatives collateral:
Futures contracts	5,362,970
Centrally cleared swap contracts	111,342,588
OTC swaptions	320,000
Interest receivable	29,813,121
Dividends receivable from affiliated investment	724,461
Receivable for investments sold	216,263,201
Receivable for TBA sale commitments	150,374,766
Receivable for Fund shares sold	19,075,195
Receivable for variation margin on open futures contracts	1,107,139
Receivable for variation margin on open centrally cleared swap contracts	1,972,293
Total assets	$6,455,558,560
Liabilities
Cash collateral due to brokers	$ 948,467
Payable for reverse repurchase agreements, including accrued interest of $5,306	1,004,619
Payable for when-issued securities/forward commitment securities	1,625,241,308
TBA sale commitments, at value (proceeds receivable $150,374,766)	150,186,019
Payable for Fund shares redeemed	41,065,629
Distributions payable	2,040,459
Due to custodian	15,696,922
Payable to affiliates:
Investment adviser fee	1,822,001
Distribution and service fees	206,794
Trustees' fees	9,223
Accrued expenses	1,858,132
Total liabilities	$1,840,079,573
Net Assets	$4,615,478,987
Sources of Net Assets
Paid-in capital	$ 5,284,869,981
Accumulated loss	(669,390,994)
Net Assets	$4,615,478,987
Advisers Class Shares
Net Assets	$ 114,317,708
Shares Outstanding	15,337,502
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 7.45
Class A Shares
Net Assets	$ 654,545,453
Shares Outstanding	87,761,141
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 7.46
Maximum Offering Price Per Share (100 ÷ 97.75 of net asset value per share)	$ 7.63
16
See Notes to Financial Statements.

Eaton Vance
Short Duration Government Income Fund
April 30, 2023
Statement of Assets and Liabilities (Unaudited)  — continued

April 30, 2023
Class C Shares
Net Assets	$ 56,059,726
Shares Outstanding	7,505,840
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 7.47
Class I Shares
Net Assets	$3,790,556,100
Shares Outstanding	508,832,445
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 7.45
On sales of $100,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
17
See Notes to Financial Statements.

Eaton Vance
Short Duration Government Income Fund
April 30, 2023
Statement of Operations (Unaudited)

Six Months Ended
April 30, 2023
Investment Income
Dividend income from affiliated investment	$ 2,194,972
Interest income	130,326,784
Total investment income	$ 132,521,756
Expenses
Investment adviser fee	$ 12,277,509
Distribution and service fees:
Advisers Class	203,956
Class A	939,499
Class C	268,829
Trustees’ fees and expenses	54,410
Custodian fee	503,693
Transfer and dividend disbursing agent fees	1,285,011
Legal and accounting services	199,520
Printing and postage	472,785
Registration fees	128,167
Interest expense and fees	4,200,628
Miscellaneous	464,562
Total expenses	$ 20,998,569
Deduct:
Waiver and/or reimbursement of expenses by affiliate	$ 80,973
Total expense reductions	$ 80,973
Net expenses	$ 20,917,596
Net investment income	$ 111,604,160
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$ (130,416,250)
Written options and swaptions	13,154,617
Futures contracts	48,755,343
Swap contracts	(8,287,508)
Net realized loss	$ (76,793,798)
Change in unrealized appreciation (depreciation):
Investments	$ 160,522,885
Written options and swaptions	3,773,411
TBA sale commitments	(30,517,439)
Futures contracts	(101,756,045)
Swap contracts	(45,764,185)
Net change in unrealized appreciation (depreciation)	$ (13,741,373)
Net realized and unrealized loss	$ (90,535,171)
Net increase in net assets from operations	$ 21,068,989
18
See Notes to Financial Statements.

Eaton Vance
Short Duration Government Income Fund
April 30, 2023
Statements of Changes in Net Assets

	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 111,604,160	$ 144,933,239
Net realized loss	(76,793,798)	(255,824,063)
Net change in unrealized appreciation (depreciation)	(13,741,373)	(78,363,249)
Net increase (decrease) in net assets from operations	$ 21,068,989	$ (189,254,073)
Distributions to shareholders:
Advisers Class	$ (3,859,889)	$ (5,106,640)
Class A	(17,811,738)	(23,856,615)
Class C	(1,307,619)	(1,110,912)
Class I	(106,450,245)	(124,075,281)
Total distributions to shareholders	$ (129,429,491)	$ (154,149,448)
Tax return of capital to shareholders:
Advisers Class	$ —	$ (595,669)
Class A	—	(2,607,488)
Class C	—	(131,406)
Class I	—	(13,935,767)
Total tax return of capital to shareholders	$ —	$ (17,270,330)
Transactions in shares of beneficial interest:
Advisers Class	$ (83,533,475)	$ (62,059,678)
Class A	(209,694,461)	(1,079,149,132)
Class C	(14,858,338)	(27,197,878)
Class I	(859,636,599)	(2,659,546,385)
Net decrease in net assets from Fund share transactions	$(1,167,722,873)	$ (3,827,953,073)
Net decrease in net assets	$(1,276,083,375)	$ (4,188,626,924)
Net Assets
At beginning of period	$ 5,891,562,362	$10,080,189,286
At end of period	$ 4,615,478,987	$ 5,891,562,362
19
See Notes to Financial Statements.

Eaton Vance
Short Duration Government Income Fund
April 30, 2023
Financial Highlights

	Advisers Class
	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022	Period Ended October 31, 2021(1)
Net asset value — Beginning of period	$ 7.610	$ 7.990	$ 8.100
Income (Loss) From Operations
Net investment income(2)	$ 0.152	$ 0.133	$ 0.033
Net realized and unrealized loss	(0.134)	(0.349)	(0.089)
Total income (loss) from operations	$ 0.018	$ (0.216)	$ (0.056)
Less Distributions
From net investment income	$ (0.178)	$ (0.147)	$ (0.051)
Tax return of capital	—	(0.017)	(0.003)
Total distributions	$ (0.178)	$ (0.164)	$ (0.054)
Net asset value — End of period	$ 7.450	$ 7.610	$ 7.990
Total Return(3)	0.23% (4)	(2.73)%	(0.70)% (4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$114,318	$201,056	$276,067
Ratios (as a percentage of average daily net assets):
Expenses	1.00% (5)(6)(7)	0.79% (6)(7)	0.75% (5)
Net investment income	4.08% (5)	1.69%	0.90% (5)
Portfolio Turnover of the Fund	435% (4)(8)	798% (8)	310% (8)(9)
(1)	For the period from the commencement of operations, May 17, 2021, to October 31, 2021.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund's investment in the Liquidity Fund (equal to less than 0.01% of average daily net assets for the six months ended April 30, 2023 and the year ended October 31, 2022).
(7)	Includes interest expense, including on reverse repurchase agreements, of 0.16% and 0.01% of average daily net assets for the six months ended April 30, 2023 and the year ended October 31, 2022, respectively.
(8)	Includes the effect of To Be Announced (TBA) transactions.
(9)	For the year ended October 31, 2021.
20
See Notes to Financial Statements.

Eaton Vance
Short Duration Government Income Fund
April 30, 2023
Financial Highlights   — continued

	Class A
	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31,
		2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 7.610	$ 8.000	$ 8.120	$ 8.100	$ 8.200	$ 8.250
Income (Loss) From Operations
Net investment income(1)	$ 0.152	$ 0.127	$ 0.072	$ 0.097	$ 0.202	$ 0.219
Net realized and unrealized gain (loss)	(0.124)	(0.353)	(0.072)	0.104	(0.057)	(0.068)
Total income (loss) from operations	$ 0.028	$ (0.226)	$ —	$ 0.201	$ 0.145	$ 0.151
Less Distributions
From net investment income	$ (0.178)	$ (0.147)	$ (0.114)	$ (0.166)	$ (0.245)	$ (0.201)
From net realized gain	—	—	—	(0.015)	—	—
Tax return of capital	—	(0.017)	(0.006)	—	—	—
Total distributions	$ (0.178)	$ (0.164)	$ (0.120)	$ (0.181)	$ (0.245)	$ (0.201)
Net asset value — End of period	$ 7.460	$ 7.610	$ 8.000	$ 8.120	$ 8.100	$ 8.200
Total Return(2)	0.37% (3)	(2.85)%	(0.01)%	2.51%	1.78%	1.85%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$654,545	$879,760	$2,018,166	$1,764,637	$795,015	$394,465
Ratios (as a percentage of average daily net assets):(4)
Expenses	1.00% (5)(6)(7)	0.79% (6)(7)	0.77%	0.82% (7)	0.85% (7)	0.90%
Net investment income	4.07% (5)	1.61%	0.89%	1.19%	2.47%	2.67%
Portfolio Turnover of the Fund	435% (3)(8)	798% (8)	310% (8)	152% (8)	59%	42% (9)
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Includes the Fund’s share of the Portfolio’s/Portfolios’ allocated expenses for the period while the Fund was investing in the Portfolio/Portfolios.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund's investment in the Liquidity Fund (equal to less than 0.01% of average daily net assets for the six months ended April 30, 2023 and the year ended October 31, 2022).
(7)	Includes interest expense, including on reverse repurchase agreements, of 0.16%, 0.01%, 0.02% and 0.02% of average daily net assets for the six months ended April 30, 2023 and the years ended October 31, 2022, 2020 and 2019, respectively.
(8)	Includes the effect of To Be Announced (TBA) transactions.
(9)	Represents the portfolio turnover of Short-Term U.S. Government Portfolio from November 1, 2017 to October 12, 2018. The portfolio turnover based on the Fund’s investments in securities for the period October 15, 2018, the date the Fund began investing its assets directly, through October 31, 2018 was less than 1%.
References to Portfolios herein are to Massachusetts business trusts managed by Eaton Vance Management or its affiliates in which the Fund invested a substantial portion of its investable assets during the year ended October 31, 2018 and fiscal years prior thereto.
21
See Notes to Financial Statements.

Eaton Vance
Short Duration Government Income Fund
April 30, 2023
Financial Highlights   — continued

	Class C
	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31,
		2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 7.620	$ 8.010	$ 8.130	$ 8.110	$ 8.210	$ 8.260
Income (Loss) From Operations
Net investment income(1)	$ 0.130	$ 0.088	$ 0.024	$ 0.054	$ 0.154	$ 0.169
Net realized and unrealized gain (loss)	(0.125)	(0.361)	(0.073)	0.098	(0.058)	(0.067)
Total income (loss) from operations	$ 0.005	$ (0.273)	$ (0.049)	$ 0.152	$ 0.096	$ 0.102
Less Distributions
From net investment income	$ (0.155)	$ (0.104)	$ (0.067)	$ (0.117)	$ (0.196)	$ (0.152)
From net realized gain	—	—	—	(0.015)	—	—
Tax return of capital	—	(0.013)	(0.004)	—	—	—
Total distributions	$ (0.155)	$ (0.117)	$ (0.071)	$ (0.132)	$ (0.196)	$ (0.152)
Net asset value — End of period	$ 7.470	$ 7.620	$ 8.010	$ 8.130	$ 8.110	$ 8.210
Total Return(2)	0.07% (3)	(3.43)%	(0.60)%	1.89%	1.18%	1.24%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$56,060	$72,212	$103,518	$144,742	$112,868	$66,706
Ratios (as a percentage of average daily net assets):(4)
Expenses	1.60% (5)(6)(7)	1.39% (6)(7)	1.37%	1.42% (7)	1.45% (7)	1.50%
Net investment income	3.47% (5)	1.11%	0.30%	0.67%	1.88%	2.05%
Portfolio Turnover of the Fund	435% (3)(8)	798% (8)	310% (8)	152% (8)	59%	42% (9)
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Includes the Fund’s share of the Portfolio’s/Portfolios’ allocated expenses for the period while the Fund was investing in the Portfolio/Portfolios.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund's investment in the Liquidity Fund (equal to less than 0.01% of average daily net assets for the six months ended April 30, 2023 and the year ended October 31, 2022).
(7)	Includes interest expense, including on reverse repurchase agreements, of 0.16%, 0.01%, 0.02% and 0.02% of average daily net assets for the six months ended April 30, 2023 and the years ended October 31, 2022, 2020 and 2019, respectively.
(8)	Includes the effect of To Be Announced (TBA) transactions.
(9)	Represents the portfolio turnover of Short-Term U.S. Government Portfolio from November 1, 2017 to October 12, 2018. The portfolio turnover based on the Fund’s investments in securities for the period October 15, 2018, the date the Fund began investing its assets directly, through October 31, 2018 was less than 1%.
References to Portfolios herein are to Massachusetts business trusts managed by Eaton Vance Management or its affiliates in which the Fund invested a substantial portion of its investable assets during the year ended October 31, 2018 and fiscal years prior thereto.
22
See Notes to Financial Statements.

Eaton Vance
Short Duration Government Income Fund
April 30, 2023
Financial Highlights   — continued

	Class I
	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31,
		2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 7.600	$ 7.990	$ 8.110	$ 8.090	$ 8.190	$ 8.240
Income (Loss) From Operations
Net investment income(1)	$ 0.161	$ 0.153	$ 0.093	$ 0.118	$ 0.223	$ 0.243
Net realized and unrealized gain (loss)	(0.124)	(0.359)	(0.073)	0.103	(0.058)	(0.071)
Total income (loss) from operations	$ 0.037	$ (0.206)	$ 0.020	$ 0.221	$ 0.165	$ 0.172
Less Distributions
From net investment income	$ (0.187)	$ (0.165)	$ (0.133)	$ (0.186)	$ (0.265)	$ (0.222)
From net realized gain	—	—	—	(0.015)	—	—
Tax return of capital	—	(0.019)	(0.007)	—	—	—
Total distributions	$ (0.187)	$ (0.184)	$ (0.140)	$ (0.201)	$ (0.265)	$ (0.222)
Net asset value — End of period	$ 7.450	$ 7.600	$ 7.990	$ 8.110	$ 8.090	$ 8.190
Total Return(2)	0.36% (3)	(2.49)%	0.24%	2.76%	2.04%	2.11%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$3,790,556	$4,738,534	$7,682,437	$6,765,473	$3,605,659	$1,282,116
Ratios (as a percentage of average daily net assets):(4)
Expenses	0.75% (5)(6)(7)	0.54% (6)(7)	0.52%	0.57% (7)	0.60% (7)	0.65%
Net investment income	4.32% (5)	1.94%	1.15%	1.46%	2.73%	2.96%
Portfolio Turnover of the Fund	435% (3)(8)	798% (8)	310% (8)	152% (8)	59%	42% (9)
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Includes the Fund’s share of the Portfolio’s/Portfolios’ allocated expenses for the period while the Fund was investing in the Portfolio/Portfolios.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund's investment in the Liquidity Fund (equal to less than 0.01% of average daily net assets for the six months ended April 30, 2023 and the year ended October 31, 2022).
(7)	Includes interest expense, including on reverse repurchase agreements, of 0.16%, 0.01%, 0.02% and 0.02% of average daily net assets for the six months ended April 30, 2023 and the years ended October 31, 2022, 2020 and 2019, respectively.
(8)	Includes the effect of To Be Announced (TBA) transactions.
(9)	Represents the portfolio turnover of Short-Term U.S. Government Portfolio from November 1, 2017 to October 12, 2018. The portfolio turnover based on the Fund’s investments in securities for the period October 15, 2018, the date the Fund began investing its assets directly, through October 31, 2018 was less than 1%.
References to Portfolios herein are to Massachusetts business trusts managed by Eaton Vance Management or its affiliates in which the Fund invested a substantial portion of its investable assets during the year ended October 31, 2018 and fiscal years prior thereto.
23
See Notes to Financial Statements.

Eaton Vance
Short Duration Government Income Fund
April 30, 2023
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Short Duration Government Income Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek total return. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Advisers Class and Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Derivatives. U.S. exchange-traded options are valued at the mean between the bid and ask prices at valuation time as reported by the Options Price Reporting Authority. Non-U.S. exchange-traded options and over-the-counter options are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Swaps and options on interest rate swaps (“swaptions”) are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Alternatively, swaptions may be valued at the valuation provided by a broker/dealer (usually the counterparty to the option), so determined using similar techniques as those employed by the pricing service.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.
D  Federal Taxes—The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
24

Eaton Vance
Short Duration Government Income Fund
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

As of April 30, 2023, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H  Futures Contracts —Upon entering into a futures contract, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.
I  Interest Rate Swaps—Swap contracts are privately negotiated agreements between the Fund and a counterparty. Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Fund pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared swaps, the Fund is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. Pursuant to interest rate swap agreements, the Fund either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Fund makes fixed-rate payments to the counterparty (or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made, including amortization of upfront payments/receipts, if any (which are amortized over the life of the swap contract), are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship between two rates of interest. The Fund is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.
J  Credit Default Swaps—When the Fund is the buyer of a credit default swap contract, the Fund is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or CCP in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would have spent the stream of payments and received no proceeds from the contract. When the Fund is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/ moratorium. If the Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Fund for the same referenced obligation. As the seller, the Fund may create economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments and receipts, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments or receipts for non-centrally cleared swaps are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting
25

Eaton Vance
Short Duration Government Income Fund
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

purposes, unamortized upfront payments or receipts, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 8 and 12. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
K  Written Options—Upon the writing of a call or a put option, the premium received by the Fund is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Fund’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Fund is required to deliver an amount of cash determined by the excess of the exercise price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the exercise price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Fund may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.
L  Purchased Options—Upon the purchase of a call or put option, the premium paid by the Fund is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Fund’s policies on investment valuations discussed above. As the purchaser of an index option, the Fund has the right to receive a cash payment equal to any depreciation in the value of the index below the exercise price of the option (in the case of a put) or equal to any appreciation in the value of the index over the exercise price of the option (in the case of a call) as of the valuation date of the option. If an option which the Fund had purchased expires on the stipulated expiration date, the Fund will realize a loss in the amount of the cost of the option. If the Fund enters into a closing sale transaction, the Fund will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Fund exercises a put option on a security, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Fund exercises a call option on a security, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.
M  Swaptions—A purchased swaption contract grants the Fund, in return for payment of the purchase price, the right, but not the obligation, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. When the Fund purchases a swaption, the premium paid to the writer is recorded as an investment and subsequently marked-to-market to reflect the current value of the swaption. A written swaption gives the Fund the obligation, if exercised by the purchaser, to enter into a swap contract according to the terms of the underlying agreement. When the Fund writes a swaption, the premium received by the Fund is recorded as a liability and subsequently marked-to-market to reflect the current value of the swaption. When a swaption is exercised, the cost of the swap is adjusted by the amount of the premium paid or received. When a swaption expires or an unexercised swaption is closed, a gain or loss is recognized in the amount of the premium paid or received, plus the cost to close. The Fund’s risk for purchased swaptions is limited to the premium paid. The writer of a swaption bears the risk of unfavorable changes in the preset terms of the underlying swap contract. Purchased swaptions traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.
N  When-Issued Securities and Delayed Delivery Transactions—The Fund may purchase securities on a delayed delivery, when-issued or forward commitment basis, including TBA (To Be Announced) securities. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. Securities purchased on a delayed delivery, when-issued or forward commitment basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract. A forward purchase commitment may also be closed by entering into an offsetting commitment. If an offsetting commitment is entered into, the Fund will realize a gain or loss on investments based on the price established when the Fund entered into the commitment.
O  Forward Sale Commitments—The Fund may enter into forward sale commitments to sell generic U.S. government agency mortgage-backed securities to hedge its portfolio positions and/or to enhance return. The proceeds to be received from the forward sale commitment are recorded as an asset and a corresponding liability, which is subsequently valued at approximately the current market value of the underlying security in accordance with the Fund's policies on investment valuations discussed above. The Fund records an unrealized gain or loss on investments to the extent of the difference between the proceeds to be received and the value of the open forward sale commitment on the day of determination. If the forward sale commitment is closed through the acquisition of an offsetting purchase commitment or the delivery of securities, the Fund realizes a gain or loss on investments based on the price established when the Fund entered into the commitment. If the Fund enters into a forward sale commitment for the delivery of a security that it does not own or has the right to obtain, it is subject to the risk of loss if the purchase price to settle the commitment is higher than the price at which it was sold.
P  Reverse Repurchase Agreements—Under a reverse repurchase agreement, the Fund temporarily transfers possession of a portfolio security to another party, such as a bank or broker/dealer, in return for cash. At the same time, the Fund agrees to repurchase the security at an agreed upon time and price, which reflects an interest payment. In periods of increased demand for a security, the Fund may receive a payment from the counterparty for the use of the security, which is recorded as interest income. Because the Fund retains effective control over the transferred security, the transaction is accounted for as a
26

Eaton Vance
Short Duration Government Income Fund
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

secured borrowing. The Fund may enter into such agreements when it believes it is able to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. When the Fund enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Fund’s assets. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds (and the counterparty making a loan), they constitute a form of leverage. The Fund segregates cash or liquid assets equal to its obligation to repurchase the security. During the term of the agreement, the Fund may also be obligated to pledge additional cash and/or securities in the event of a decline in the fair value of the transferred security. In the event the counterparty to a reverse repurchase agreement becomes insolvent, recovery of the security transferred by the Fund may be delayed or the Fund may incur a loss equal to the amount by which the value of the security transferred by the Fund exceeds the repurchase price payable by the Fund.
Q  Stripped Mortgage-Backed Securities—The Fund may invest in Interest Only (IO) and Principal Only (PO) securities,  a form of stripped mortgage- backed securities, whereby the IO security receives all the interest and the PO security receives all the principal on a pool of mortgage assets. The yield to maturity on an IO security is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the yield to maturity from these securities. If the underlying mortgages experience greater than anticipated prepayments of principal, the Fund may fail to recoup its initial investment in an IO security. The market value of IO and PO securities can be unusually volatile due to changes in interest rates.
R  Interim Financial Statements—The interim financial statements relating to April 30, 2023 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains are made at least annually. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
At October 31, 2022, the Fund, for federal income tax purposes, had deferred capital losses of $318,779,715 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at October 31, 2022, $318,779,715 are short-term.
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts and TBA sale commitments, of the Fund at April 30, 2023, as determined on a federal income tax basis, were as follows:
Aggregate cost	$6,133,788,416
Gross unrealized appreciation	$ 268,356,252
Gross unrealized depreciation	(442,347,583)
Net unrealized depreciation	$ (173,991,331)
27

Eaton Vance
Short Duration Government Income Fund
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment adviser fee is computed at an annual rate as a percentage of the Fund’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $1 billion	0.5000%
$1 billion but less than $2.5 billion	0.4750%
$2.5 billion but less than $5 billion	0.4550%
$5 billion but less than $10 billion	0.4400%
$10 billion but less than $15 billion	0.4300%
$15 billion but less than $20 billion	0.4225%
$20 billion and over	0.4175%
Pursuant to an amendment to the investment advisory agreement dated April 29, 2022, BMR contractually agreed to reduce its investment advisory fee rate on average daily net assets of $10 billion and over from 0.4400% to the rates as stated above. This contractual reduction cannot be terminated or reduced without Trustee and shareholder approval. For the six months ended April 30, 2023, the Fund’s investment adviser fee amounted to $12,277,509 or 0.47% (annualized) of the Fund’s average daily net assets. The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the "Liquidity Fund"), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Fund is reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended April 30, 2023, the investment adviser fee paid was reduced by $80,973 relating to the Fund's investment in the Liquidity Fund.
Eaton Vance Management (EVM), an affiliate of BMR, serves as the administrator of the Fund, but receives no compensation. EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2023, EVM earned $35,410 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $1,582 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2023. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).
Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2023, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.
4  Distribution Plans
The Fund has in effect distribution plans for the Advisers Class shares and Class A shares (Advisers/Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Advisers/Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Advisers Class shares and Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2023 amounted to $203,956 for Advisers Class shares and $939,499 for Class A shares. The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.60% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2023, the Fund paid or accrued to EVD $189,762 for Class C shares.
Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2023 amounted to $79,067 for Class C shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
28

Eaton Vance
Short Duration Government Income Fund
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 0.25% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended April 30, 2023, the Fund was informed that EVD received approximately $4,000 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A shareholders.
6  Purchases and Sales of Investments
Purchases and sales of investments (all U.S. Government and Agency Securities), other than short-term obligations and including maturities, paydowns and TBA transactions, aggregated $27,239,271,532 and $26,621,618,490, respectively, for the six months ended April 30, 2023.
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions for all periods presented, were as follows:
	Six Months Ended April 30, 2023 (Unaudited)		Year Ended October 31, 2022
	Shares	Amount	Shares	Amount
Advisers Class
Sales	557,108	$ 4,182,226	20,487,425	$ 162,612,808
Issued to shareholders electing to receive payments of distributions in Fund shares	513,187	3,857,026	730,097	5,701,996
Redemptions	(12,159,385)	(91,572,727)	(29,325,327)	(230,374,482)
Net decrease	(11,089,090)	$ (83,533,475)	(8,107,805)	$ (62,059,678)
Class A
Sales	5,972,329	$ 45,067,237	38,308,816	$ 302,540,513
Issued to shareholders electing to receive payments of distributions in Fund shares	2,233,548	16,790,229	3,220,325	25,211,768
Redemptions	(36,004,172)	(271,551,927)	(178,238,891)	(1,406,901,413)
Net decrease	(27,798,295)	$ (209,694,461)	(136,709,750)	$(1,079,149,132)
Class C
Sales	611,759	$ 4,620,052	2,240,137	$ 17,655,395
Issued to shareholders electing to receive payments of distributions in Fund shares	170,588	1,283,918	156,626	1,222,521
Redemptions	(2,748,800)	(20,762,308)	(5,847,025)	(46,075,794)
Net decrease	(1,966,453)	$ (14,858,338)	(3,450,262)	$ (27,197,878)
Class I
Sales	167,808,495	$ 1,263,614,954	484,037,962	$ 3,809,561,374
Issued to shareholders electing to receive payments of distributions in Fund shares	12,447,941	93,442,363	15,149,682	118,325,821
Redemptions	(294,597,665)	(2,216,693,916)	(837,429,151)	(6,587,433,580)
Net decrease	(114,341,229)	$ (859,636,599)	(338,241,507)	$(2,659,546,385)
29

Eaton Vance
Short Duration Government Income Fund
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

8  Financial Instruments
The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include futures contracts, written swaptions and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2023 is included in the Portfolio of Investments. At April 30, 2023, the Fund had sufficient cash and/or securities to cover commitments under these contracts.
In the normal course of pursuing its investment objective, the Fund is subject to the following risks:
Interest Rate Risk: Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund utilizes futures contracts and interest rate swaps and swaptions to enhance total return, to change the overall duration of the Fund and/or to hedge against fluctuations in securities prices due to changes in interest rates.
Credit Risk: The Fund enters into credit default swap contracts to manage certain investment risks and/or to enhance total return.
The Fund enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At April 30, 2023, the Fund had no open derivatives with credit-related contingent features in a net liability position.
The OTC derivatives in which the Fund invests (except for written options and swaptions as the Fund, not the counterparty, is obligated to perform) are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Fund of any net liability owed to it.
The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Fund, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at April 30, 2023 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 12) at April 30, 2023.
The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at April 30, 2023 was as follows:
30

Eaton Vance
Short Duration Government Income Fund
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at April 30, 2023 was as follows:
Fair Value
Derivative	Asset Derivative	Liability Derivative
Purchased swaptions	$ 238,607(1)	$ —
Futures contracts	—	(2,170,412) (2)
Swap contracts	206,717,132 (2)	—
Total	$206,955,739	$(2,170,412)
Derivatives not subject to master netting or similar agreements	$206,717,132	$(2,170,412)
Total Derivatives subject to master netting or similar agreements	$ 238,607	$ —
(1)	Statement of Assets and Liabilities location: Unaffiliated investments, at value.
(2)	Only the current day’s variation margin on open futures contracts and centrally cleared swap contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts and centrally cleared swap contracts, as applicable.
The Fund’s derivative assets at fair value by type, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following table presents the Fund’s derivative assets by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Fund for such assets as of April 30, 2023.
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)
Bank of America, N.A.	$238,607	$ —	$ —	$(238,607)	$ —
(a)	In some instances, the total collateral received may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount due from the counterparty in the event of default.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended April 30, 2023 was as follows:
Risk	Derivative	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Credit	Swap contracts	$(16,721,812) (1)	$ 11,934,966(2)
Interest Rate	Purchased swaptions	(4,773,857) (3)	(40,291,511) (4)
Interest Rate	Written options and swaptions	13,154,617 (5)	3,773,411 (6)
Interest Rate	Futures contracts	48,755,343 (7)	(101,756,045) (8)
Interest Rate	Swap contracts	8,434,305 (1)	(57,699,151) (2)
Total		$ 48,848,596	$(184,038,330)
(1)	Statement of Operations location: Net realized gain (loss): Swap contracts.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation): Swap contracts.
(3)	Statement of Operations location: Net realized gain (loss): Investment transactions.
(4)	Statement of Operations location: Change in unrealized appreciation (depreciation): Investments.
31

Eaton Vance
Short Duration Government Income Fund
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

(5)	Statement of Operations location: Net realized gain (loss): Written options and swaptions.
(6)	Statement of Operations location: Change in unrealized appreciation (depreciation): Written options and swaptions.
(7)	Statement of Operations location: Net realized gain (loss): Futures contracts.
(8)	Statement of Operations location: Change in unrealized appreciation (depreciation): Futures contracts.
The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended April 30, 2023, which are indicative of the volume of these derivative types, were approximately as follows:
Futures Contracts — Long	Futures Contracts — Short	Purchased Swaptions	Written Options and Swaptions	Swap Contracts
$243,512,000	$945,037,000	$540,000,000	$810,000,000	$1,757,714,000
9  Line of Credit
The Fund participates with other portfolios and funds managed by BMR and its affiliates in a $725 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 24, 2023. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2022, an arrangement fee totaling $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended April 30, 2023.
10  Reverse Repurchase Agreements
Reverse repurchase agreements outstanding as of April 30, 2023 were as follows:
Counterparty	Trade Date	Maturity Date	Interest Rate Paid (Received)	Principal Amount	Value Including Accrued Interest
MUFG Securities Americas, Inc.	3/23/23	5/5/23	5.10%	$999,313	$1,004,619
For the six months ended April 30, 2023, the average borrowings under settled reverse repurchase agreements and the average annual interest rate paid were approximately $180,529,000 and 4.65%, respectively. Based on the short-term nature of the borrowings under the reverse repurchase agreements, the carrying value of the payable for reverse repurchase agreements approximated its fair value at April 30, 2023. If measured at fair value, borrowings under the reverse repurchase agreements would have been considered as Level 2 in the fair value hierarchy (see Note 12) at April 30, 2023.
Reverse repurchase agreements entered into by the Fund are subject to Master Repurchase Agreements (MRA), which permit the Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund.
32

Eaton Vance
Short Duration Government Income Fund
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

The following table presents the Fund’s reverse repurchase agreements net of amounts available for offset under an MRA and net of the related collateral pledged by the Fund as of April 30, 2023.
Counterparty	Reverse Repurchase Agreements	Assets Available for Offset	Securities Collateral Pledged(a)	Net Amount(b)
MUFG Securities Americas, Inc.	$(1,004,619)	$ —	$1,004,619	$ —
(a)	In some instances, the total collateral pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount payable to the counterparty in the event of default.
11  Affiliated Investments
At April 30, 2023, the value of the Fund's investment in funds that may be deemed to be affiliated was $99,167,447, which represents 2.1% of the Fund's net assets. Transactions in such investments by the Fund for the six months ended April 30, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$40,759,128	$2,227,793,911	$(2,169,385,592)	$ —	$ —	$99,167,447	$2,194,972	99,167,447
12  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At April 30, 2023, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Collateralized Mortgage Obligations	$ —	$ 1,560,031,341	$ —	$ 1,560,031,341
U.S. Government Agency Commercial Mortgage-Backed Securities	—	18,382,903	—	18,382,903
U.S. Government Agency Mortgage-Backed Securities	—	4,049,181,074	—	4,049,181,074
U.S. Government Guaranteed Small Business Administration Pools & Loans	—	167,112,269	—	167,112,269
U.S. Department of Agriculture Loans	—	24,460,718	—	24,460,718
Short-Term Investments	99,167,447	—	—	99,167,447
Purchased Interest Rate Swaptions	—	238,607	—	238,607
Total Investments	$ 99,167,447	$ 5,819,406,912	$ —	$ 5,918,574,359
33

Eaton Vance
Short Duration Government Income Fund
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total
Swap Contracts	$ —	$ 206,717,132	$ —	$ 206,717,132
Total	$ 99,167,447	$ 6,026,124,044	$ —	$ 6,125,291,491
Liability Description
TBA Sale Commitments	$ —	$ (150,186,019)	$ —	$ (150,186,019)
Futures Contracts	(2,170,412)	—	—	(2,170,412)
Total	$ (2,170,412)	$ (150,186,019)	$ —	$ (152,356,431)
13  Risks and Uncertainties
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks of disease, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and industries, and could continue to affect the market in significant and unforeseen ways. Other epidemics and pandemics that may arise in the future may have similar effects. Any such impact could adversely affect the Fund's performance, or the performance of the securities in which the Fund invests.
34

Eaton Vance
Short Duration Government Income Fund
April 30, 2023
Officers and Trustees

Officers
Eric A. Stein President	Nicholas S. Di Lorenzo Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Richard F. Froio Chief Compliance Officer
James F. Kirchner Treasurer
Trustees
George J. Gorman Chairperson
Alan C. Bowser
Thomas E. Faust Jr.*
Mark R. Fetting
Cynthia E. Frost
Valerie A. Mosley
Anchal Pachnanda*(1)
Keith Quinton
Marcus L. Smith
Susan J. Sutherland
Scott E. Wennerholm
Nancy A. Wiser

*	Interested Trustee
(1)	Ms. Pachnanda began serving as Trustee effective April 1, 2023.
35

Eaton Vance Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
36

Eaton Vance Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
37

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.
38

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser
Boston Management and Research
Two International Place
Boston, MA 02110
Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 534439
Pittsburgh, PA 15253-4439
(800) 262-1122
Fund Offices
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7730    4.30.23

Eaton Vance
Global Macro Absolute Return Advantage Fund
Semiannual Report
April 30, 2023

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The adviser is registered with the CFTC as a commodity pool operator with respect to its management of the Fund. As the commodity pool operator of the Fund, the adviser has claimed relief under the Commodity Exchange Act from certain reporting and recordkeeping requirements. The adviser is also registered as a commodity trading advisor.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2023
Eaton Vance
Global Macro Absolute Return Advantage Fund

Eaton Vance
Global Macro Absolute Return Advantage Fund
April 30, 2023
Performance

Portfolio Manager(s) John R. Baur, Patrick Campbell, CFA, Kyle Lee, CFA, Federico Sequeda, CFA each of Eaton Vance Management and Hussein Khattab, CFA of Eaton Vance Advisers International, Ltd.
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	08/31/2010	08/31/2010	6.52%	2.00%	2.65%	2.93%
Class A with 3.25% Maximum Sales Charge	—	—	3.04	(1.29)	1.98	2.58
Class C at NAV	08/31/2010	08/31/2010	6.06	1.24	1.92	2.35
Class C with 1% Maximum Deferred Sales Charge	—	—	5.06	0.27	1.92	2.35
Class I at NAV	08/31/2010	08/31/2010	6.67	2.32	2.96	3.24
Class R at NAV	12/01/2010	08/31/2010	6.45	1.78	2.45	2.73
Class R6 at NAV	05/31/2017	08/31/2010	6.77	2.31	2.99	3.29

ICE BofA 3-Month U.S. Treasury Bill Index	—	—	2.09%	2.81%	1.44%	0.90%
% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I	Class R	Class R6
Gross	1.62%	2.32%	1.32%	1.82%	1.29%
Net	1.51	2.21	1.21	1.71	1.18
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
2

Eaton Vance
Global Macro Absolute Return Advantage Fund
April 30, 2023
Fund Profile

Asset Allocation (% of net assets)[1]
Foreign Currency Exposures (% of net assets)[2]
Dominican Republic	5.4%
India	3.9
Iceland	3.8
Australia	3.8
South Korea	3.6
Ukraine	3.6
Serbia	3.6
Indonesia	3.2
Uzbekistan	3.0
Malaysia	2.0
Israel	1.9
Canada	1.7
Brazil	1.7
Japan	1.7
United Kingdom	1.3
Czech Republic	1.1
Romania	1.1
Hungary	1.0
Other	2.0**
Poland	-1.0
Egypt	-1.8
Uganda	-2.0
Oman	-2.8
Bahrain	-2.9
Saudi Arabia	-3.3
New Zealand	-3.8
South Africa	-4.9
Philippines	-5.6
China	-6.5
Euro	-9.3
Total Long	51.0%
Total Short	-45.5%
Total Net	5.5%

Footnotes:
Fund invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.
1 Other Net Assets represents other assets less liabilities and includes any investment type that represents less than 1% of net assets.
2 Currency exposures include all foreign exchange denominated assets, currency derivatives and commodities (including commodity derivatives). Total exposures may exceed 100% due to implicit leverage created by derivatives.
* Net of securities sold short.
** Includes amounts each less than 1.0% or –1.0%, as applicable.
3

Eaton Vance
Global Macro Absolute Return Advantage Fund
April 30, 2023
Endnotes and Additional Disclosures

[1]	ICE BofA 3-Month U.S. Treasury Bill Index is an unmanaged index of U.S. Treasury securities maturing in 90 days. ICE® BofA® indices are not for redistribution or other uses; provided “as is”, without warranties, and with no liability. Eaton Vance has prepared this report and ICE Data Indices, LLC does not endorse it, or guarantee, review, or endorse Eaton Vance’s products. BofA® is a licensed registered trademark of Bank of America Corporation in the United States and other countries. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class R6 is linked to Class I. Performance presented in the Financial Highlights included in the financial statements is not linked.
Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years. Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase.
[3]	Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 2/29/24. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
Fund profile subject to change due to active management.
Important Notice to Shareholders
Effective June 30, 2023, the portfolio managers of the Fund and the Portfolio will be Patrick Campbell, Kyle Lee, Federico Sequeda and Hussein Khattab.
4

Eaton Vance
Global Macro Absolute Return Advantage Fund
April 30, 2023
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2022 to April 30, 2023).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (11/1/22)	Ending Account Value (4/30/23)	Expenses Paid During Period* (11/1/22 – 4/30/23)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,065.20	$ 9.27**	1.81%
Class C	$1,000.00	$1,060.60	$12.82**	2.51%
Class I	$1,000.00	$1,066.70	$ 7.74**	1.51%
Class R	$1,000.00	$1,064.50	$10.29**	2.01%
Class R6	$1,000.00	$1,067.70	$ 7.59**	1.48%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,015.82	$ 9.05**	1.81%
Class C	$1,000.00	$1,012.35	$12.52**	2.51%
Class I	$1,000.00	$1,017.31	$ 7.55**	1.51%
Class R	$1,000.00	$1,014.83	$10.04**	2.01%
Class R6	$1,000.00	$1,017.46	$ 7.40**	1.48%
*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2022. The Example reflects the expenses of both the Fund and the Portfolio.
**	Absent an allocation of certain expenses to an affiliate, the expenses would be higher.
5

Eaton Vance
Global Macro Absolute Return Advantage Fund
April 30, 2023
Statement of Assets and Liabilities (Unaudited)

April 30, 2023
Assets
Investment in Global Macro Absolute Return Advantage Portfolio, at value (identified cost $1,819,580,271)	$ 1,632,432,355
Receivable for Fund shares sold	1,935,918
Receivable from affiliate	165,699
Total assets	$1,634,533,972
Liabilities
Payable for Fund shares redeemed	$ 2,387,493
Payable to affiliates:
Distribution and service fees	71,304
Accrued expenses	458,423
Total liabilities	$ 2,917,220
Net Assets	$1,631,616,752
Sources of Net Assets
Paid-in capital	$ 1,994,966,082
Accumulated loss	(363,349,330)
Net Assets	$1,631,616,752
Class A Shares
Net Assets	$ 250,483,825
Shares Outstanding	25,899,603
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 9.67
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$ 9.99
Class C Shares
Net Assets	$ 10,427,050
Shares Outstanding	1,103,745
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 9.45
Class I Shares
Net Assets	$ 744,955,013
Shares Outstanding	75,926,299
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 9.81
Class R Shares
Net Assets	$ 1,378,933
Shares Outstanding	144,551
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 9.54
6
See Notes to Financial Statements.

Eaton Vance
Global Macro Absolute Return Advantage Fund
April 30, 2023
Statement of Assets and Liabilities (Unaudited)  — continued

April 30, 2023
Class R6 Shares
Net Assets	$624,371,931
Shares Outstanding	63,703,176
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 9.80
On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
7
See Notes to Financial Statements.

Eaton Vance
Global Macro Absolute Return Advantage Fund
April 30, 2023
Statement of Operations (Unaudited)

Six Months Ended
April 30, 2023
Investment Income
Dividend income allocated from Portfolio (net of foreign taxes withheld of $134,325)	$ 4,481,728
Interest and other income allocated from Portfolio (net of foreign taxes withheld of $274,105)	58,715,321
Expenses, excluding interest and dividend expense, allocated from Portfolio	(8,048,794)
Interest and dividend expense allocated from Portfolio	(3,802,280)
Total investment income from Portfolio	$ 51,345,975
Expenses
Distribution and service fees:
Class A	$ 340,877
Class C	53,161
Class R	3,418
Trustees’ fees and expenses	210
Custodian fee	30,720
Transfer and dividend disbursing agent fees	516,284
Legal and accounting services	31,515
Printing and postage	162,338
Registration fees	99,885
Miscellaneous	11,695
Total expenses	$ 1,250,103
Deduct:
Waiver and/or reimbursement of expenses by affiliate	$ 657,568
Total expense reductions	$ 657,568
Net expenses	$ 592,535
Net investment income	$ 50,753,440
Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss):
Investment transactions	$ (90,099,503)
Securities sold short	(1,073,147)
Futures contracts	11,652,628
Swap contracts	(3,651,045)
Foreign currency transactions	3,320,503
Forward foreign currency exchange contracts	(4,121,276)
Non-deliverable bond forward contracts	8,865,842
Net realized loss	$ (75,105,998)
Change in unrealized appreciation (depreciation):
Investments (including net increase in accrued foreign capital gains taxes of $93,241)	$ 223,064,671
Written options	109,540
Securities sold short	(4,946,376)
Futures contracts	(22,356,561)
Swap contracts	(35,648,768)
Foreign currency	1,384,981
Forward foreign currency exchange contracts	(31,054,745)
Non-deliverable bond forward contracts	(2,652,287)
Net change in unrealized appreciation (depreciation)	$127,900,455
Net realized and unrealized gain	$ 52,794,457
Net increase in net assets from operations	$103,547,897
8
See Notes to Financial Statements.

Eaton Vance
Global Macro Absolute Return Advantage Fund
April 30, 2023
Statements of Changes in Net Assets

	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 50,753,440	$ 105,075,478
Net realized gain (loss)	(75,105,998)	110,702,571
Net change in unrealized appreciation (depreciation)	127,900,455	(297,913,216)
Net increase (decrease) in net assets from operations	$ 103,547,897	$ (82,135,167)
Distributions to shareholders:
Class A	$ (10,176,611)	$ (28,376,973)
Class C	(392,475)	(502,076)
Class I	(37,085,496)	(38,629,833)
Class R	(58,629)	(60,698)
Class R6	(26,464,279)	(30,233,189)
Total distributions to shareholders	$ (74,177,490)	$ (97,802,769)
Transactions in shares of beneficial interest:
Class A	$ 94,920,190	$ (485,597,806)
Class C	(735,268)	(1,857,675)
Class I	(74,100,614)	50,348,589
Class R	12,493	76,078
Class R6	61,411,418	(28,870,732)
Net increase (decrease) in net assets from Fund share transactions	$ 81,508,219	$ (465,901,546)
Net increase (decrease) in net assets	$ 110,878,626	$ (645,839,482)
Net Assets
At beginning of period	$ 1,520,738,126	$ 2,166,577,608
At end of period	$1,631,616,752	$1,520,738,126
9
See Notes to Financial Statements.

Eaton Vance
Global Macro Absolute Return Advantage Fund
April 30, 2023
Financial Highlights

	Class A
	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31,
		2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 9.480	$ 10.450	$ 10.450	$ 10.250	$ 9.510	$ 10.560
Income (Loss) From Operations
Net investment income(1)	$ 0.292	$ 0.531	$ 0.524	$ 0.549	$ 0.564	$ 0.479
Net realized and unrealized gain (loss)	0.325	(1.038)	0.049	0.066	0.176	(1.239)
Total income (loss) from operations	$ 0.617	$ (0.507)	$ 0.573	$ 0.615	$ 0.740	$ (0.760)
Less Distributions
From net investment income	$ (0.427)	$ (0.463)	$ (0.573)	$ (0.415)	$ —	$ (0.290)
Total distributions	$ (0.427)	$ (0.463)	$ (0.573)	$ (0.415)	$ —	$ (0.290)
Net asset value — End of period	$ 9.670	$ 9.480	$ 10.450	$ 10.450	$ 10.250	$ 9.510
Total Return(2)(3)	6.52% (4)	(5.02)%	5.52%	6.15%	7.78%	(7.40)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$250,484	$151,818	$676,641	$758,795	$789,497	$122,402
Ratios (as a percentage of average daily net assets):(5)
Expenses (3)(6)	1.81% (7)(8)	1.51% (8)	1.46%	1.44%	1.57%	1.45%
Net investment income	6.10% (7)	5.31%	5.03%	5.35%	5.70%	4.73%
Portfolio Turnover of the Portfolio	59% (4)	94%	82%	80%	71%	75%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	The investment adviser and administrator of the Fund and/or the investment adviser of the Portfolio reimbursed certain operating expenses (equal to 0.09%, 0.11%, 0.11%, 0.15%, 0.18% and 0.10% of average daily net assets for the six months ended April 30, 2023 and the years ended October 31, 2022, 2021, 2020, 2019 and 2018, respectively). Absent this reimbursement, total return would be lower.
(4)	Not annualized.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(6)	Includes interest and/or dividend expense, including on securities sold short and/or reverse repurchase agreements if applicable, of 0.48%, 0.16%, 0.11%, 0.09%, 0.22% and 0.07% of average daily net assets for the six months ended April 30, 2023 and the years ended October 31, 2022, 2021, 2020, 2019 and 2018, respectively.
(7)	Annualized.
(8)	Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to 0.02% and less than 0.005% of average daily net assets for the six months ended April 30, 2023 and the year ended October 31, 2022, respectively).
10
See Notes to Financial Statements.

Eaton Vance
Global Macro Absolute Return Advantage Fund
April 30, 2023
Financial Highlights   — continued

	Class C
	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31,
		2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 9.230	$10.180	$ 10.150	$ 9.930	$ 9.270	$10.330
Income (Loss) From Operations
Net investment income(1)	$ 0.251	$ 0.495	$ 0.441	$ 0.468	$ 0.453	$ 0.399
Net realized and unrealized gain (loss)	0.322	(1.059)	0.043	0.056	0.207	(1.214)
Total income (loss) from operations	$ 0.573	$ (0.564)	$ 0.484	$ 0.524	$ 0.660	$ (0.815)
Less Distributions
From net investment income	$ (0.353)	$ (0.386)	$ (0.454)	$ (0.304)	$ —	$ (0.245)
Total distributions	$ (0.353)	$ (0.386)	$ (0.454)	$ (0.304)	$ —	$ (0.245)
Net asset value — End of period	$ 9.450	$ 9.230	$10.180	$10.150	$ 9.930	$ 9.270
Total Return(2)(3)	6.06% (4)	(5.69)%	4.85%	5.29%	7.12%	(8.08)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$10,427	$10,906	$ 14,020	$ 20,894	$30,108	$59,782
Ratios (as a percentage of average daily net assets):(5)
Expenses (3)(6)	2.51% (7)(8)	2.21% (8)	2.16%	2.14%	2.29%	2.15%
Net investment income	5.38% (7)	5.16%	4.33%	4.69%	4.80%	4.03%
Portfolio Turnover of the Portfolio	59% (4)	94%	82%	80%	71%	75%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	The investment adviser and administrator of the Fund and/or the investment adviser of the Portfolio reimbursed certain operating expenses (equal to 0.09%, 0.11%, 0.11%, 0.15%, 0.18% and 0.10% of average daily net assets for the six months ended April 30, 2023 and the years ended October 31, 2022, 2021, 2020, 2019 and 2018, respectively). Absent this reimbursement, total return would be lower.
(4)	Not annualized.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(6)	Includes interest and/or dividend expense, including on securities sold short and/or reverse repurchase agreements if applicable, of 0.48%, 0.16%, 0.11%, 0.09%, 0.24% and 0.07% of average daily net assets for the six months ended April 30, 2023 and the years ended October 31, 2022, 2021, 2020, 2019 and 2018, respectively.
(7)	Annualized.
(8)	Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to 0.02% and less than 0.005% of average daily net assets for the six months ended April 30, 2023 and the year ended October 31, 2022, respectively).
11
See Notes to Financial Statements.

Eaton Vance
Global Macro Absolute Return Advantage Fund
April 30, 2023
Financial Highlights   — continued

	Class I
	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31,
		2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 9.640	$ 10.620	$ 10.610	$ 10.390	$ 9.610	$ 10.680
Income (Loss) From Operations
Net investment income(1)	$ 0.310	$ 0.619	$ 0.565	$ 0.592	$ 0.570	$ 0.514
Net realized and unrealized gain (loss)	0.321	(1.099)	0.047	0.062	0.216	(1.250)
Total income (loss) from operations	$ 0.631	$ (0.480)	$ 0.612	$ 0.654	$ 0.786	$ (0.736)
Less Distributions
From net investment income	$ (0.461)	$ (0.500)	$ (0.602)	$ (0.434)	$ (0.006)	$ (0.334)
Total distributions	$ (0.461)	$ (0.500)	$ (0.602)	$ (0.434)	$ (0.006)	$ (0.334)
Net asset value — End of period	$ 9.810	$ 9.640	$ 10.620	$ 10.610	$ 10.390	$ 9.610
Total Return(2)(3)	6.67% (4)	(4.79)%	5.93%	6.36%	8.18%	(7.12)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$744,955	$803,281	$836,706	$1,293,211	$2,075,104	$3,731,477
Ratios (as a percentage of average daily net assets):(5)
Expenses (3)(6)	1.51% (7)(8)	1.21% (8)	1.16%	1.14%	1.29%	1.15%
Net investment income	6.38% (7)	6.22%	5.35%	5.70%	5.81%	5.04%
Portfolio Turnover of the Portfolio	59% (4)	94%	82%	80%	71%	75%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	The investment adviser and administrator of the Fund and/or the investment adviser of the Portfolio reimbursed certain operating expenses (equal to 0.09%, 0.11%, 0.11%, 0.15%, 0.18% and 0.10% of average daily net assets for the six months ended April 30, 2023 and the years ended October 31, 2022, 2021, 2020, 2019 and 2018, respectively). Absent this reimbursement, total return would be lower.
(4)	Not annualized.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(6)	Includes interest and/or dividend expense, including on securities sold short and/or reverse repurchase agreements if applicable, of 0.48%, 0.16%, 0.11%, 0.09%, 0.24% and 0.07% of average daily net assets for the six months ended April 30, 2023 and the years ended October 31, 2022, 2021, 2020, 2019 and 2018, respectively.
(7)	Annualized.
(8)	Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to 0.02% and less than 0.005% of average daily net assets for the six months ended April 30, 2023 and the year ended October 31, 2022, respectively).
12
See Notes to Financial Statements.

Eaton Vance
Global Macro Absolute Return Advantage Fund
April 30, 2023
Financial Highlights   — continued

	Class R
	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31,
		2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 9.360	$10.330	$ 10.330	$ 10.120	$ 9.410	$10.440
Income (Loss) From Operations
Net investment income(1)	$ 0.277	$ 0.554	$ 0.497	$ 0.526	$ 0.515	$ 0.451
Net realized and unrealized gain (loss)	0.317	(1.073)	0.055	0.064	0.195	(1.217)
Total income (loss) from operations	$ 0.594	$ (0.519)	$ 0.552	$ 0.590	$ 0.710	$ (0.766)
Less Distributions
From net investment income	$ (0.414)	$ (0.451)	$ (0.552)	$ (0.380)	$ —	$ (0.264)
Total distributions	$(0.414)	$ (0.451)	$ (0.552)	$ (0.380)	$ —	$ (0.264)
Net asset value — End of period	$ 9.540	$ 9.360	$10.330	$10.330	$10.120	$ 9.410
Total Return(2)(3)	6.45% (4)	(5.29)%	5.36%	5.97%	7.55%	(7.53)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 1,379	$ 1,340	$ 1,398	$ 1,506	$ 1,566	$ 1,801
Ratios (as a percentage of average daily net assets):(5)
Expenses (3)(6)	2.01% (7)(8)	1.71% (8)	1.66%	1.64%	1.79%	1.65%
Net investment income	5.87% (7)	5.71%	4.82%	5.18%	5.35%	4.50%
Portfolio Turnover of the Portfolio	59% (4)	94%	82%	80%	71%	75%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	The investment adviser and administrator of the Fund and/or the investment adviser of the Portfolio reimbursed certain operating expenses (equal to 0.09%, 0.11%, 0.11%, 0.15%, 0.18% and 0.10% of average daily net assets for the six months ended April 30, 2023 and the years ended October 31, 2022, 2021, 2020, 2019 and 2018, respectively). Absent this reimbursement, total return would be lower.
(4)	Not annualized.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(6)	Includes interest and/or dividend expense, including on securities sold short and/or reverse repurchase agreements if applicable, of 0.48%, 0.16%, 0.11%, 0.09%, 0.24% and 0.07% of average daily net assets for the six months ended April 30, 2023 and the years ended October 31, 2022, 2021, 2020, 2019 and 2018, respectively.
(7)	Annualized.
(8)	Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to 0.02% and less than 0.005% of average daily net assets for the six months ended April 30, 2023 and the year ended October 31, 2022, respectively).
13
See Notes to Financial Statements.

Eaton Vance
Global Macro Absolute Return Advantage Fund
April 30, 2023
Financial Highlights   — continued

	Class R6
	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31,
		2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 9.630	$ 10.630	$ 10.620	$ 10.410	$ 9.640	$ 10.690
Income (Loss) From Operations
Net investment income(1)	$ 0.311	$ 0.619	$ 0.567	$ 0.576	$ 0.579	$ 0.534
Net realized and unrealized gain (loss)	0.329	(1.104)	0.057	0.079	0.207	(1.245)
Total income (loss) from operations	$ 0.640	$ (0.485)	$ 0.624	$ 0.655	$ 0.786	$ (0.711)
Less Distributions
From net investment income	$ (0.470)	$ (0.515)	$ (0.614)	$ (0.445)	$ (0.016)	$ (0.339)
Total distributions	$ (0.470)	$ (0.515)	$ (0.614)	$ (0.445)	$ (0.016)	$ (0.339)
Net asset value — End of period	$ 9.800	$ 9.630	$ 10.630	$ 10.620	$ 10.410	$ 9.640
Total Return(2)(3)	6.77%	(4.84)%	5.94%	6.56%	8.07%	(6.88)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$624,372	$553,393	$637,812	$699,477	$140,294	$173,234
Ratios (as a percentage of average daily net assets):(4)
Expenses (3)(5)	1.48% (6)(7)	1.18% (7)	1.13%	1.11%	1.26%	1.10%
Net investment income	6.40% (6)	6.20%	5.36%	5.53%	5.86%	5.30%
Portfolio Turnover of the Portfolio	59% (8)	94%	82%	80%	71%	75%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	The investment adviser and administrator of the Fund and/or the investment adviser of the Portfolio reimbursed certain operating expenses (equal to 0.09%, 0.11%, 0.11%, 0.15%, 0.18% and 0.10% of average daily net assets for the six months ended April 30, 2023 and the years ended October 31, 2022, 2021, 2020, 2019 and 2018, respectively). Absent this reimbursement, total return would be lower.
(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(5)	Includes interest and/or dividend expense, including on securities sold short and/or reverse repurchase agreements if applicable, of 0.48%, 0.16%, 0.11%, 0.09%, 0.24% and 0.08% of average daily net assets for the six months ended April 30, 2023 and the years ended October 31, 2022, 2021, 2020, 2019 and 2018, respectively.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to 0.02% and less than 0.005% of average daily net assets for the six months ended April 30, 2023 and the year ended October 31, 2022, respectively).
(8)	Not annualized.
14
See Notes to Financial Statements.

Eaton Vance
Global Macro Absolute Return Advantage Fund
April 30, 2023
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Global Macro Absolute Return Advantage Fund (the Fund) is a non-diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers five classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I, Class R and Class R6 shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer and dividend disbursing agent fees on the Statement of Operations, are not allocated to Class R6 shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests its assets in interests of Global Macro Absolute Return Advantage Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (73.3% at April 30, 2023). The performance of the Fund is directly affected by the performance of the Portfolio. The consolidated financial statements of the Portfolio, including the consolidated portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation— Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Consolidated Financial Statements, which are included elsewhere in this report.
B  Income—The Fund's net investment income or loss consists of the Fund's pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.
C  Federal and Other Taxes—The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
In addition to the requirements of the Internal Revenue Code, the Fund may also be required to recognize its pro-rata share of the capital gains taxes incurred by the Portfolio. In doing so, the daily net asset value would reflect the Fund’s pro-rata share of the estimated reserve for such taxes incurred by the Portfolio.
As of April 30, 2023, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
D  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
E  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
F  Indemnifications— Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
G  Other—Investment transactions are accounted for on a trade date basis.
H  Interim Financial Statements—The interim financial statements relating to April 30, 2023 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
15

Eaton Vance
Global Macro Absolute Return Advantage Fund
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

2  Distributions to Shareholders and Income Tax Information
It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
At October 31, 2022, the Fund, for federal income tax purposes, had deferred capital losses of $55,356,654 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at October 31, 2022, $10,365,884 are short-term and $44,990,770 are long-term.
3  Investment Adviser and Administration Fee and Other Transactions with Affiliates
The investment adviser and administration fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory and administrative services rendered to the Fund. The investment adviser and administration fee is computed at an annual rate as a percentage of the Fund’s average daily net assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser and receive an advisory fee as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	1.000%
$500 million but less than $1 billion	0.950%
$1 billion but less than $2.5 billion	0.925%
$2.5 billion but less than $5 billion	0.900%
$5 billion and over	0.880%
For the six months ended April 30, 2023, the Fund incurred no investment adviser and administration fee on such assets. Pursuant to an investment sub-advisory agreement, EVM has delegated a portion of the investment management of the Fund to Eaton Vance Advisers International Ltd. (EVAIL), an affiliate of EVM and an indirect, wholly-owned subsidiary of Morgan Stanley. EVM pays EVAIL a portion of its investment adviser and administration fee for sub-advisory services provided to the Fund. To the extent the Fund’s assets are invested in the Portfolio, the Fund is allocated its share of the Portfolio’s investment adviser fee. The Portfolio has engaged Boston Management and Research (BMR) to render investment advisory services. See Note 2 of the Portfolio’s Notes to Consolidated Financial Statements which are included elsewhere in this report.
EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding such expenses as borrowing costs, taxes or litigation expenses) exceed 1.35%, 2.05%, 1.05%, 1.55% and 1.02% of the Fund’s average daily net assets for Class A, Class C, Class I, Class R and Class R6, respectively. This agreement may be changed or terminated after February 29, 2024. Pursuant to this agreement, EVM was allocated $657,568 of the Fund’s operating expenses for the six months ended April 30, 2023.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2023, EVM earned $23,994 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund's principal underwriter, received $28 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2023. EVD also received distribution and service fees from Class A, Class C and Class R shares (see Note 4).
Trustees and officers of the Fund who are members of EVM’s or BMR's organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.
4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.30% (0.25% effective July 1, 2023) per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2023 amounted to $340,877 for Class A shares.
16

Eaton Vance
Global Macro Absolute Return Advantage Fund
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

The Fund also has in effect distribution plans for Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2023, the Fund paid or accrued to EVD $39,871 for Class C shares. The Class R Plan requires the Fund to pay EVD an amount up to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the six months ended April 30, 2023, the Fund paid or accrued to EVD $1,709 for Class R shares.
Pursuant to the Class C and Class R Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2023 amounted to $13,290 and $1,709 for Class C and Class R shares, respectively.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 0.75% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended April 30, 2023, the Fund was informed that EVD received no CDSCs paid by Class A and Class C shareholders.
6  Investment Transactions
For the six months ended April 30, 2023, increases and decreases in the Fund's investment in the Portfolio aggregated $140,221,216 and $135,358,491, respectively.
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions for all periods presented, were as follows:
	Six Months Ended April 30, 2023 (Unaudited)		Year Ended October 31, 2022
	Shares	Amount	Shares	Amount
Class A
Sales	10,339,129	$ 99,369,814	15,388,094	$ 147,798,597
Issued to shareholders electing to receive payments of distributions in Fund shares	1,066,399	10,056,139	2,781,624	28,094,404
Redemptions	(1,512,530)	(14,505,763)	(66,895,264)	(661,490,807)
Net increase (decrease)	9,892,998	$ 94,920,190	(48,725,546)	$(485,597,806)
Class C
Sales	83,565	$ 785,572	122,116	$ 1,179,889
Issued to shareholders electing to receive payments of distributions in Fund shares	42,411	391,875	50,650	500,931
Redemptions	(203,322)	(1,912,715)	(368,782)	(3,538,495)
Net decrease	(77,346)	$ (735,268)	(196,016)	$ (1,857,675)
17

Eaton Vance
Global Macro Absolute Return Advantage Fund
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

	Six Months Ended April 30, 2023 (Unaudited)		Year Ended October 31, 2022
	Shares	Amount	Shares	Amount
Class I
Sales	13,777,028	$ 134,706,131	45,214,100	$ 450,703,862
Issued to shareholders electing to receive payments of distributions in Fund shares	3,259,856	31,164,219	3,499,514	35,835,019
Redemptions	(24,474,181)	(239,970,964)	(44,160,394)	(436,190,292)
Net increase (decrease)	(7,437,297)	$ (74,100,614)	4,553,220	$ 50,348,589
Class R
Sales	7,496	$ 71,079	26,070	$ 249,901
Issued to shareholders electing to receive payments of distributions in Fund shares	6,297	58,629	6,082	60,698
Redemptions	(12,395)	(117,215)	(24,426)	(234,521)
Net increase	1,398	$ 12,493	7,726	$ 76,078
Class R6
Sales	13,544,061	$ 132,924,183	16,341,304	$ 158,889,083
Issued to shareholders electing to receive payments of distributions in Fund shares	1,216,876	11,621,165	1,028,651	10,523,095
Redemptions	(8,502,771)	(83,133,930)	(19,941,518)	(198,282,910)
Net increase (decrease)	6,258,166	$ 61,411,418	(2,571,563)	$ (28,870,732)
18

Global Macro Absolute Return Advantage Portfolio
April 30, 2023
Consolidated Portfolio of Investments (Unaudited)

Collateralized Mortgage Obligations — 3.0%
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
Interest Only:(1)
Series 2770, Class SH, 2.152%, (7.10% - 1 mo. USD LIBOR), 3/15/34(2)	$684	$ 89,545
Series 4791, Class JI, 4.00%, 5/15/48	7,691	1,536,193
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2020-DNA4, Class B1, 11.02%, (1 mo. USD LIBOR + 6.00%), 8/25/50(3)(4)	6,800	7,424,902
Series 2020-HQA4, Class B1, 10.27%, (1 mo. USD LIBOR + 5.25%), 9/25/50(3)(4)	3,440	3,643,681
Series 2022-HQA1, Class M1B, 8.315%, (30-day average SOFR + 3.50%), 3/25/42(3)(4)	2,521	2,570,316
Series 2022-HQA1, Class M2, 10.065%, (30-day average SOFR + 5.25%), 3/25/42(3)(4)	5,043	5,106,165
Federal National Mortgage Association:
Interest Only:(1)
Series 424, Class C8, 3.50%, 2/25/48	9,736	1,742,834
Series 2010-109, Class PS, 1.58%, (6.60% - 1 mo. USD LIBOR), 10/25/40(2)	1,469	134,799
Series 2018-21, Class IO, 3.00%, 4/25/48	8,470	1,524,425
Series 2018-58, Class BI, 4.00%, 8/25/48	1,422	273,341
Unison Trust, Series 2021-1, Class A, 4.50%, 4/25/50(3)(5)	47,753	43,329,006
Total Collateralized Mortgage Obligations (identified cost $93,851,784)		$ 67,375,207

Common Stocks — 5.2%
Security	Shares	Value
Argentina — 0.4%
Banco Macro S.A. ADR	123,900	$ 2,191,791
Grupo Financiero Galicia S.A. ADR(6)	183,900	2,118,528
IRSA Inversiones y Representaciones S.A. ADR	133,500	736,920
Loma Negra Cia Industrial Argentina S.A. ADR	281,200	1,720,944
Telecom Argentina S.A. ADR(6)	335,800	1,709,222
		$ 8,477,405
Bulgaria — 0.4%
Eurohold Bulgaria AD(6)	11,358,027	$ 8,495,743
		$ 8,495,743
Cyprus — 0.9%
Bank of Cyprus Holdings PLC(6)	7,384,936	$ 20,498,220
Security	Shares	Value
Cyprus (continued)
Galaxy Cosmos Mezz PLC(6)	48,440	$ 24,448
Sunrisemezz PLC(6)	272,828	62,850
		$ 20,585,518
Georgia — 0.5%
Bank of Georgia Group PLC	100,867	$ 3,752,282
Georgia Capital PLC(6)	323,200	3,270,721
TBC Bank Group PLC	109,976	3,253,368
		$ 10,276,371
Greece — 1.2%
Alpha Services and Holdings S.A.(6)	1,307,900	$ 1,639,628
Eurobank Ergasias Services and Holdings S.A.(6)	2,207,700	3,121,531
Hellenic Telecommunications Organization S.A.	227,300	3,321,236
JUMBO S.A.	145,300	3,347,637
Motor Oil (Hellas) Corinth Refineries S.A.	78,100	1,861,401
Mytilineos S.A.	102,500	2,973,811
National Bank of Greece S.A.(6)	460,300	2,408,822
OPAP S.A.	164,872	2,811,514
Piraeus Financial Holdings S.A.(6)	1,909,800	4,517,887
Public Power Corp. S.A.(6)	132,900	1,146,872
Titan Cement International S.A.(6)	6,605	109,094
		$ 27,259,433
Iceland — 0.4%
Arion Banki HF(3)	1,970,378	$ 2,069,592
Eik Fasteignafelag HF	6,056,328	530,765
Eimskipafelag Islands HF	483,446	2,036,949
Hagar HF	1,926,423	951,382
Islandsbanki HF	1,104,783	1,009,028
Reginn HF	2,864,793	531,400
Reitir Fasteignafelag HF	1,754,792	1,087,848
Siminn HF	3,351,975	286,455
		$ 8,503,419
Indonesia — 0.6%
Bank Central Asia Tbk PT	8,810,000	$ 5,452,077
Bank Mandiri Persero Tbk PT	9,560,000	3,379,458
Bank Negara Indonesia Persero Tbk PT	1,000,000	644,448
Bank Rakyat Indonesia Persero Tbk PT	12,390,000	4,317,657
		$ 13,793,640
United Arab Emirates — 0.1%
Dubai Electricity & Water Authority PJSC	2,009,569	$ 1,358,239
		$ 1,358,239

19
See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
United Kingdom — 0.0%(7)
Tesnik Cuatro, Ltd.(8)	584,285	$ 639,734
		$ 639,734
Vietnam — 0.7%
Bank for Foreign Trade of Vietnam JSC(6)	371,402	$ 1,435,881
Binh Minh Plastics JSC	45,300	149,767
Coteccons Construction JSC(6)	148,570	375,833
FPT Corp.	1,176,500	4,158,444
Ho Chi Minh City Infrastructure Investment JSC(6)	868,000	538,420
Hoa Phat Group JSC	1,601,821	1,484,009
KIDO Group Corp.	38,090	103,908
Masan Group Corp.	167,040	522,205
Mobile World Investment Corp.	1,116,000	1,920,618
Phu Nhuan Jewelry JSC	477,066	1,571,018
Refrigeration Electrical Engineering Corp.	501,239	1,520,211
SSI Securities Corp.	280,688	259,516
Vietnam Dairy Products JSC	352,996	1,055,247
Vingroup JSC(6)	458,952	1,020,786
		$ 16,115,863
Total Common Stocks (identified cost $108,503,731)		$ 115,505,365

Convertible Bonds — 0.4%
Security	Principal Amount (000's omitted)		Value
Costa Rica — 0.2%
Liberty Latin America, Ltd., 2.00%, 7/15/24	USD	4,760	$ 4,410,771
			$ 4,410,771
India — 0.2%
Indiabulls Housing Finance, Ltd., 4.50%, 9/28/26(9)	USD	4,605	$ 3,521,535
			$ 3,521,535
Total Convertible Bonds (identified cost $9,368,063)			$ 7,932,306

Foreign Corporate Bonds — 5.3%
Security	Principal Amount (000's omitted)		Value
Argentina — 0.0%(7)
IRSA Inversiones y Representaciones S.A., 8.75%, 6/22/28(3)	USD	448	$ 441,142
			$ 441,142
Armenia — 0.2%
Ardshinbank CJSC Via Dilijan Finance BV, 6.50%, 1/28/25(9)	USD	5,041	$ 4,927,578
			$ 4,927,578
Brazil — 0.8%
Coruripe Netherlands BV:
10.00%, 2/10/27(3)	USD	1,194	$ 883,560
10.00%, 2/10/27(9)	USD	2,847	2,106,780
Hidrovias International Finance S.a.r.l., 4.95%, 2/8/31(9)	USD	1,949	1,469,750
MC Brazil Downstream Trading S.a.r.l., 7.25%, 6/30/31(3)	USD	5,693	4,380,648
Natura & Co. Luxembourg Holdings S.a.r.l., 6.00%, 4/19/29(3)	USD	1,883	1,682,926
Natura Cosmeticos S.A., 4.125%, 5/3/28(9)	USD	4,599	3,839,661
Vale S.A., 2.762%(10)(11)	BRL	64,850	4,128,041
			$ 18,491,366
Bulgaria — 0.1%
Bulgarian Energy Holding EAD, 2.45%, 7/22/28(9)	EUR	1,742	$ 1,572,578
			$ 1,572,578
Chile — 0.5%
AES Andes S.A.:
6.35% to 4/7/25, 10/7/79(9)(12)	USD	954	$ 887,023
7.125% to 4/7/24, 3/26/79(9)(12)	USD	1,414	1,333,183
Latam Airlines Group S.A., 13.375%, 10/15/27(3)	USD	2,840	2,969,851
VTR Comunicaciones SpA:
4.375%, 4/15/29(9)	USD	4,592	2,372,829
5.125%, 1/15/28(9)	USD	4,579	2,561,927
			$ 10,124,813
China — 0.2%
KWG Group Holdings, Ltd., 7.875%, 8/30/24	USD	2,385	$ 661,003
Shimao Group Holdings, Ltd., 5.60%, 7/15/26(9)(13)	USD	7,800	1,020,830
Sunac China Holdings, Ltd.:
6.50%, 7/9/23(9)(13)	USD	2,800	566,169

20
See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
China (continued)
Sunac China Holdings, Ltd.: (continued)
8.35%, 4/19/23(9)(13)	USD	5,201	$ 1,073,016
Times China Holdings, Ltd.:
5.55%, 6/4/24(9)(13)	USD	6,284	817,026
6.75%, 7/16/23(9)(13)	USD	4,471	614,762
			$ 4,752,806
Colombia — 0.1%
ABRA Global Finance, 11.50%, (6.00% cash and 5.50% PIK), 3/2/28(3)	USD	2,121	$ 1,702,048
			$ 1,702,048
Georgia — 0.2%
Georgia Capital JSC:
6.125%, 3/9/24(3)	USD	2,580	$ 2,531,625
6.125%, 3/9/24(9)	USD	2,988	2,931,975
			$ 5,463,600
Honduras — 0.0%(7)
Inversiones Atlantida S.A., 7.50%, 5/19/26(9)	USD	505	$ 466,749
			$ 466,749
Iceland — 0.9%
Arion Banki HF, 6.00%, 4/12/24(9)	ISK	1,720,000	$ 12,375,239
Landsbankinn HF, 5.00%, 11/23/23(9)	ISK	1,020,000	7,389,482
WOW Air HF:
0.00% (8)(10)(13)	EUR	121	0
0.00%, (3 mo. EURIBOR + 9.00%), 9/24/24(8)(13)	EUR	5,500	0
			$ 19,764,721
India — 0.4%
JSW Infrastructure, Ltd., 4.95%, 1/21/29(9)	USD	5,576	$ 4,831,596
JSW Steel, Ltd., 5.05%, 4/5/32(9)	USD	2,277	1,836,081
Vedanta Resources Finance II PLC, 13.875%, 1/21/24(9)	USD	2,214	1,924,319
			$ 8,591,996
Mexico — 0.3%
Alpha Holding S.A. de CV:
9.00%, 2/10/25(9)(13)	USD	5,879	$ 80,836
10.00%, 12/19/22(9)(13)	USD	2,697	16,586
Braskem Idesa SAPI, 6.99%, 2/20/32(9)	USD	4,630	3,316,238
Security	Principal Amount (000's omitted)		Value
Mexico (continued)
Grupo Kaltex S.A. de CV, 14.50%, (13.00% cash and 1.50% PIK), 9/30/25(3)	USD	2,068	$ 1,861,200
Total Play Telecomunicaciones S.A. de CV, 7.50%, 11/12/25(9)	USD	3,170	2,218,551
			$ 7,493,411
Moldova — 0.3%
Aragvi Finance International DAC, 8.45%, 4/29/26(9)	USD	8,981	$ 6,196,890
			$ 6,196,890
Nigeria — 0.3%
IHS Holding, Ltd., 5.625%, 11/29/26(9)	USD	2,750	$ 2,308,130
IHS Netherlands Holdco BV, 8.00%, 9/18/27(9)	USD	1,348	1,188,734
SEPLAT Petroleum Development Co. PLC, 7.75%, 4/1/26(9)	USD	4,892	3,925,438
			$ 7,422,302
Paraguay — 0.2%
Frigorifico Concepcion S.A., 7.70%, 7/21/28(3)	USD	7,075	$ 5,068,601
			$ 5,068,601
Saint Lucia — 0.1%
Digicel International Finance, Ltd./Digicel International Holdings, Ltd., 8.75%, 5/25/24(9)	USD	1,633	$ 1,480,413
			$ 1,480,413
South Africa — 0.2%
HTA Group, Ltd., 7.00%, 12/18/25(9)	USD	3,569	$ 3,370,118
Petra Diamonds US Treasury PLC, 10.50% PIK, 3/8/26(9)	USD	1,725	1,647,821
			$ 5,017,939
Turkey — 0.3%
Limak Iskenderun Uluslararasi Liman Isletmeciligi AS, 9.50%, 7/10/36(9)	USD	6,874	$ 5,697,631
			$ 5,697,631
Uzbekistan — 0.2%
International Finance Corp., 16.00%, 2/21/25	UZS	25,000,000	$ 2,240,904
Ipoteka-Bank ATIB, 5.50%, 11/19/25(9)	USD	1,336	1,219,167
National Bank of Uzbekistan, 4.85%, 10/21/25(9)	USD	1,236	1,146,390
			$ 4,606,461
Total Foreign Corporate Bonds (identified cost $160,204,055)			$ 119,283,045

21
See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Loan Participation Notes — 1.5%
Security	Principal Amount (000's omitted)		Value
Uzbekistan — 1.5%
Daryo Finance BV (borrower - Uzbek Industrial and Construction Bank ATB), 18.75%, 6/15/23(8)(9)(14)	UZS	294,368,000	$ 25,762,080
Europe Asia Investment Finance BV (borrower - Joint Stock Commercial Bank “Asaka”), 18.70%, 7/26/23(8)(9)(14)	UZS	96,856,000	8,471,615
Total Loan Participation Notes (identified cost $39,265,127)			$ 34,233,695

Reinsurance Side Cars — 0.7%
Security	Shares	Value
Eden Re II, Ltd.:
Series 2021A, 0.00%, 3/21/25(3)(8)(15)(16)	648,149	$ 333,149
Series 2022A, 0.00%, 3/20/26(3)(8)(15)(16)	440,000	318,032
Series 2022B, 0.00%, 3/20/26(3)(8)(15)(16)	940,000	695,412
Mt. Logan Re, Ltd., Series A-1(6)(8)(16)(17)	8,600	7,467,070
Sussex Capital, Ltd.:
Designated Investment Series 14(6)(8)(16)(17)	1,114	403,548
Designated Investment Series 14(6)(8)(16)(17)	1,081	1,124,257
Series 14, Preference Shares(8)(16)(17)	7,500	6,474,051
Total Reinsurance Side Cars (identified cost $18,128,149)		$ 16,815,519

Senior Floating-Rate Loans — 0.8%(18)
Borrower/Description	Principal Amount (000's omitted)	Value
Argentina — 0.0%(7)
Desa, LLC, Term Loan, 2.50%, 6/30/24(8)(19)	$1,186	$ 561,343
		$ 561,343
Mexico — 0.8%
Petroleos Mexicanos, Term Loan, 7.94%, (1 mo. USD LIBOR + 3.00%), 6/28/24	$17,248	$ 16,795,240
		$ 16,795,240
Total Senior Floating-Rate Loans (identified cost $17,969,828)		$ 17,356,583

Sovereign Government Bonds — 51.7%
Security	Principal Amount (000's omitted)		Value
Albania — 0.2%
Albania Government International Bond:
3.50%, 10/9/25(9)	EUR	3,150	$ 3,307,774
3.50%, 6/16/27(9)	EUR	304	306,291
3.50%, 11/23/31(9)	EUR	200	184,290
			$ 3,798,355
Argentina — 0.3%
Province of Salta Argentina, 8.50%, 12/1/27(9)	USD	2,024	$ 1,578,720
Provincia de Cordoba, 6.875%, 12/10/25(9)	USD	4,747	3,953,033
Republic of Argentina, 1.00%, 7/9/29	USD	6,930	1,628,427
			$ 7,160,180
Armenia — 0.2%
Republic of Armenia Treasury Bond, 9.75%, 10/29/52	AMD	1,543,990	$ 3,451,869
			$ 3,451,869
Barbados — 1.3%
Government of Barbados, 6.50%, 10/1/29(9)	USD	29,804	$ 27,806,852
			$ 27,806,852
Benin — 1.5%
Benin Government International Bond:
4.875%, 1/19/32(9)	EUR	12,386	$ 10,231,327
4.95%, 1/22/35(9)	EUR	4,429	3,322,520
6.875%, 1/19/52(9)	EUR	26,443	19,509,049
			$ 33,062,896
Bolivia — 0.1%
Bolivian Government International Bond, 5.95%, 8/22/23(9)	USD	2,895	$ 2,637,139
			$ 2,637,139
Cyprus — 1.0%
Cyprus Government International Bond:
2.75%, 2/26/34(9)	EUR	2,016	$ 1,977,527
4.125%, 4/13/33(9)	EUR	17,969	20,006,643
			$ 21,984,170

22
See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Dominican Republic — 5.3%
Dominican Republic:
8.00%, 1/15/27(9)	DOP	128,350	$ 2,063,662
8.00%, 2/12/27(9)	DOP	621,240	9,941,366
9.75%, 6/5/26(9)	DOP	34,550	629,824
12.00%, 8/8/25(3)	DOP	557,110	10,168,229
12.75%, 9/23/29(3)	DOP	1,010,500	20,529,893
13.00%, 1/30/26(3)	DOP	342,670	6,447,762
13.00%, 6/9/34(9)	DOP	1,334,100	28,254,580
13.625%, 2/3/33(3)	DOP	1,025,800	22,299,828
Dominican Republic Central Bank Notes:
8.00%, 3/12/27(9)	DOP	46,050	736,546
12.00%, 10/3/25(3)	DOP	379,500	6,926,084
13.00%, 12/5/25(3)	DOP	497,230	9,389,954
			$ 117,387,728
Ecuador — 0.5%
Republic of Ecuador:
1.50% to 7/31/23, 7/31/40(9)(20)	USD	3,486	$ 836,573
1.50% to 7/31/23, 7/31/40(9)(20)	USD	2,242	538,032
5.50% to 7/31/23, 7/31/30(9)(20)	USD	20,082	10,694,525
			$ 12,069,130
Egypt — 0.7%
Arab Republic of Egypt:
6.375%, 4/11/31(9)	EUR	7,779	$ 4,505,020
7.50%, 2/16/61(9)	USD	2,808	1,415,541
8.70%, 3/1/49(9)	USD	6,386	3,417,723
8.75%, 9/30/51(9)	USD	2,200	1,169,036
Egyptian Financial Co. for Sovereign Taskeek, 10.875%, 2/28/26(3)	USD	4,740	3,919,032
			$ 14,426,352
El Salvador — 0.3%
Republic of El Salvador:
5.875%, 1/30/25(9)	USD	2,118	$ 1,769,914
6.375%, 1/18/27(9)	USD	7,975	5,029,694
			$ 6,799,608
Ethiopia — 0.8%
Ethiopia Government International Bond, 6.625%, 12/11/24(9)	USD	24,137	$ 16,948,036
			$ 16,948,036
Security	Principal Amount (000's omitted)		Value
Honduras — 1.0%
Honduras Government International Bond:
5.625%, 6/24/30(9)	USD	16,852	$ 13,380,529
6.25%, 1/19/27(9)	USD	9,635	8,675,945
7.50%, 3/15/24(9)	USD	0 (21)	78
			$ 22,056,552
Iceland — 1.5%
Republic of Iceland:
5.00%, 11/15/28	ISK	2,319,313	$ 15,528,095
6.50%, 1/24/31	ISK	1,273,622	9,318,740
8.00%, 6/12/25	ISK	1,168,841	8,499,175
			$ 33,346,010
India — 3.8%
India Government Bond, 7.10%, 4/18/29	INR	6,988,000	$ 85,541,744
			$ 85,541,744
Indonesia — 1.9%
Indonesia Government Bond:
7.125%, 6/15/42	IDR	101,384,000	$ 7,052,028
7.125%, 6/15/43	IDR	464,841,000	32,407,529
7.375%, 5/15/48	IDR	36,392,000	2,575,472
			$ 42,035,029
Iraq — 1.5%
Republic of Iraq, 5.80%, 1/15/28(9)	USD	36,106	$ 33,807,502
			$ 33,807,502
Jordan — 1.3%
Kingdom of Jordan:
7.375%, 10/10/47(9)	USD	13,405	$ 11,360,201
7.50%, 1/13/29(9)	USD	17,031	17,198,245
			$ 28,558,446
Kenya — 1.1%
Government of Kenya:
6.30%, 1/23/34(9)	USD	2,533	$ 1,666,868
7.00%, 5/22/27(9)	USD	5,169	4,176,790
7.25%, 2/28/28(9)	USD	4,509	3,487,572
8.00%, 5/22/32(9)	USD	20,849	15,720,709
			$ 25,051,939

23
See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Lebanon — 0.3%
Lebanese Republic:
5.80%, 4/14/20(9)(13)	USD	332	$ 20,584
6.00%, 1/27/23(9)(13)	USD	1,485	89,100
6.10%, 10/4/22(9)(13)	USD	5,684	352,408
6.15%, 6/19/20(13)	USD	442	27,404
6.20%, 2/26/25(9)(13)	USD	440	27,057
6.25%, 5/27/22(13)	USD	740	45,603
6.25%, 11/4/24(9)(13)	USD	11,108	683,142
6.25%, 6/12/25(9)(13)	USD	7,800	484,848
6.375%, 3/9/20(13)	USD	6,504	403,248
6.40%, 5/26/23(13)	USD	11,020	697,786
6.65%, 4/22/24(9)(13)	USD	13,568	834,432
6.65%, 11/3/28(9)(13)	USD	2,923	178,362
6.85%, 5/25/29(13)	USD	9,378	582,561
7.00%, 12/3/24(13)	USD	4,878	310,729
7.00%, 3/20/28(9)(13)	USD	13,884	854,408
7.15%, 11/20/31(9)(13)	USD	12,224	750,920
8.20%, 5/17/33(13)	USD	4,223	258,236
8.25%, 4/12/21(9)(13)	USD	2,352	152,880
8.25%, 5/17/34(13)	USD	3,507	210,315
			$ 6,964,023
Mexico — 2.4%
Mexican Udibonos, 4.00%, 11/3/50	MXN	1,048,465	$ 53,881,768
			$ 53,881,768
Mozambique — 0.4%
Mozambique Government International Bond, 5.00% to 9/15/23, 9/15/31(9)(20)	USD	13,115	$ 9,225,091
			$ 9,225,091
New Zealand — 1.1%
New Zealand Government Bond, 2.50%, 9/20/40(9)(22)	NZD	36,448	$ 23,458,953
			$ 23,458,953
North Macedonia — 2.6%
North Macedonia Government International Bond:
1.625%, 3/10/28(9)	EUR	21,305	$ 18,781,261
3.675%, 6/3/26(9)	EUR	3,970	4,058,046
6.96%, 3/13/27(9)	EUR	30,696	34,370,869
			$ 57,210,176
Security	Principal Amount (000's omitted)		Value
Pakistan — 0.2%
Pakistan Government International Bond:
8.25%, 4/15/24(9)	USD	7,877	$ 4,002,067
8.25%, 9/30/25(9)	USD	2,443	1,012,966
			$ 5,015,033
Peru — 2.1%
Peru Government Bond:
5.35%, 8/12/40	PEN	122,144	$ 26,004,679
5.40%, 8/12/34	PEN	21,339	4,859,197
6.15%, 8/12/32	PEN	66,329	16,389,134
			$ 47,253,010
Romania — 3.9%
Romania Government Bond, 4.25%, 4/28/36	RON	141,475	$ 23,394,278
Romania Government International Bond:
1.75%, 7/13/30(9)	EUR	1,266	1,044,822
2.124%, 7/16/31(9)	EUR	1,001	819,329
2.125%, 3/7/28(9)	EUR	6,116	5,802,067
3.375%, 1/28/50(9)	EUR	3,514	2,338,619
4.625%, 4/3/49(9)	EUR	20,631	17,026,566
5.00%, 9/27/26(9)	EUR	16,881	18,709,998
6.625%, 9/27/29(9)	EUR	16,515	18,749,009
			$ 87,884,688
Serbia — 4.8%
Republic of Serbia:
1.00%, 9/23/28(9)	EUR	14,100	$ 12,022,637
1.50%, 6/26/29(9)	EUR	15,362	13,050,107
1.65%, 3/3/33(9)	EUR	533	387,399
Serbia Treasury Bond:
4.50%, 8/20/32	RSD	5,345,300	43,274,558
5.875%, 2/8/28	RSD	3,900,890	37,172,338
			$ 105,907,039
Sri Lanka — 1.9%
Sri Lanka Government International Bond:
5.75%, 4/18/23(9)(13)	USD	13,676	$ 4,638,340
6.20%, 5/11/27(9)(13)	USD	11,845	4,002,574
6.35%, 6/28/24(9)(13)	USD	5,875	1,997,347
6.75%, 4/18/28(9)(13)	USD	22,151	7,488,645
6.825%, 7/18/26(9)(13)	USD	24,495	8,777,169
6.85%, 3/14/24(9)(13)	USD	8,685	2,954,369
6.85%, 11/3/25(9)(13)	USD	14,505	5,190,169
7.55%, 3/28/30(9)(13)	USD	11,303	3,819,620

24
See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Sri Lanka (continued)
Sri Lanka Government International Bond: (continued)
7.85%, 3/14/29(9)(13)	USD	13,220	$ 4,468,572
			$ 43,336,805
Suriname — 2.6%
Republic of Suriname:
9.25%, 10/26/26(3)(13)	USD	200	$ 143,600
9.25%, 10/26/26(9)(13)	USD	80,493	57,793,974
12.875%, 12/30/23(9)(13)	USD	773	573,685
			$ 58,511,259
Ukraine — 2.4%
Ukraine Government Bond:
9.79%, 5/26/27	UAH	1,287,962	$ 16,933,365
10.95%, 11/1/23	UAH	57,722	1,203,500
11.67%, 11/22/23	UAH	108,255	2,228,357
12.52%, 5/13/26	UAH	138,052	2,016,696
15.84%, 2/26/25	UAH	1,026,447	18,947,694
16.00%, 5/24/23	UAH	320,404	7,956,912
Ukraine Government International Bond, 0.00%, GDP-Linked, 8/1/41(6)(9)(23)	USD	18,650	4,851,741
			$ 54,138,265
Uruguay — 1.3%
Uruguay Government Bond, 3.875%, 7/2/40(22)	UYU	880,492	$ 24,139,554
Uruguay Monetary Regulation Bill, 0.00%, 7/3/24	UYU	210,400	4,796,101
			$ 28,935,655
Uzbekistan — 0.0%(7)
Republic of Uzbekistan:
14.00%, 7/19/24(9)	UZS	4,180,000	$ 360,952
14.50%, 11/25/23(9)	UZS	6,120,000	538,496
			$ 899,448
Zambia — 1.4%
Zambia Government Bond, 11.00%, 1/25/26	ZMW	220,720	$ 9,833,352
Zambia Government International Bond:
5.375%, 9/20/22(9)(13)	USD	22,144	9,711,672
8.50%, 4/14/24(9)(13)	USD	16,679	7,945,875
8.97%, 7/30/27(9)(13)	USD	7,185	3,366,891
			$ 30,857,790
Total Sovereign Government Bonds (identified cost $1,285,335,177)			$1,151,408,540

Sovereign Loans — 5.1%
Borrower/Description	Principal Amount (000's omitted)		Value
Ivory Coast — 0.3%
Republic of Ivory Coast, Term Loan, 8.555%, (6 mo. EURIBOR + 5.75%), 1/6/28(4)	EUR	5,655	$ 6,586,864
			$ 6,586,864
Kenya — 0.5%
Government of Kenya:
Term Loan, 11.176%, (3 mo. USD LIBOR + 6.45%), 6/29/25(4)	USD	10,343	$ 9,682,990
Term Loan, 12.173%, (6 mo. USD LIBOR + 6.70%), 10/24/24(4)	USD	1,491	1,388,588
			$ 11,071,578
Tanzania — 4.3%
Government of the United Republic of Tanzania:
Term Loan, 10.372%, (6 mo. USD LIBOR + 5.20%), 5/23/23(4)	USD	6,907	$ 6,990,483
Term Loan, 11.434%, (6 mo. USD LIBOR + 6.30%), 4/28/31(4)	USD	92,880	88,066,680
			$ 95,057,163
Total Sovereign Loans (identified cost $118,226,872)			$ 112,715,605

U.S. Government Guaranteed Small Business Administration Loans (24)(25)— 0.7%
Security	Principal Amount (000's omitted)	Value
1.88%, 12/28/42	$1,288	$ 91,588
2.24%, 11/15/32 to 4/10/43(26)	21,935	1,730,140
2.38%, 11/30/42 to 3/1/43	5,675	490,486
2.63%, 10/27/42 to 3/20/43	5,047	449,014
2.80%, 4/12/27 to 3/10/43(26)	48,131	4,233,788
2.88%, 11/7/42 to 2/13/43	4,590	497,776
3.03%, 2/2/27 to 12/17/43(26)	56,190	5,302,750
3.13%, 10/12/42 to 1/2/43	3,018	349,048
3.63%, 10/27/42 to 3/28/43	15,053	2,054,506
Total U.S. Government Guaranteed Small Business Administration Loans (identified cost $25,172,322)		$ 15,199,096

25
See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Warrants — 0.0%(7)
Security	Shares	Value
IRSA Inversiones y Representaciones S.A., Exp. 3/5/26(6)	383,780	$ 119,202
Total Warrants (identified cost $0)		$ 119,202

Miscellaneous — 0.0%
Security	Shares	Value
Financial Intermediaries — 0.0%
Alpha Holding S.A., Escrow Certificates(6)(8)	5,728,000	$ 0
Alpha Holding S.A., Escrow Certificates(6)(8)	11,758,000	0
Total Miscellaneous (identified cost $0)		$ 0

Short-Term Investments — 19.9%
Affiliated Fund — 7.6%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.78%(27)	168,574,038	$ 168,574,038
Total Affiliated Fund (identified cost $168,574,038)		$ 168,574,038

Repurchase Agreements — 7.9%
Description	Principal Amount (000's omitted)		Value
Bank of America:
Dated 3/29/23 with an interest rate of 4.30%, collateralized by USD 6,826,000 Republic of Colombia, 5.20%, due 5/15/49 and a market value, including accrued interest, of $4,780,279(28)	USD	4,778	$ 4,778,200
Dated 4/11/23 with an interest rate of 4.25%, collateralized by USD 6,824,000 Republic of Colombia, 6.125%, due 1/18/41 and a market value, including accrued interest, of $5,544,820(28)	USD	5,587	5,587,150
Dated 4/14/23 with an interest rate of 4.50%, collateralized by USD 8,500,000 Republic of Colombia, 5.20%, due 5/15/49 and a market value, including accrued interest, of $5,952,589(28)	USD	5,987	5,986,512
Dated 4/17/23 with an interest rate of 4.85%, collateralized by USD 31,426,000 Uruguay Government International Bond, 4.375%, due 1/23/31 and a market value, including accrued interest, of $32,136,589(28)	USD	32,692	32,692,468
Description	Principal Amount (000's omitted)		Value
Barclays Bank PLC:
Dated 3/1/23 with an interest rate of 2.10%, collateralized by EUR 6,000,000 Republic of Poland, 1.00%, due 3/7/29 and a market value, including accrued interest, of $6,305,492(28)	EUR	5,340	$ 5,884,148
Dated 3/7/23 with an interest rate of 1.75%, collateralized by EUR 1,800,000 Republic of Poland, 1.00%, due 3/7/29 and a market value, including accrued interest, of $1,891,648(28)	EUR	1,584	1,745,410
Dated 3/7/23 with an interest rate of 1.65%, collateralized by EUR 3,000,000 Republic of Poland, 1.50%, due 1/19/26 and a market value, including accrued interest, of $2,870,526(28)	EUR	2,970	3,272,644
Dated 3/28/23 with an interest rate of 1.60%, collateralized by EUR 3,000,000 Republic of Poland, 2.75%, due 5/25/32 and a market value, including accrued interest, of $3,398,295(28)	EUR	2,893	3,188,016
Dated 4/4/23 with an interest rate of 1.70%, collateralized by EUR 3,000,000 Republic of Poland, 1.375%, due 10/22/27 and a market value, including accrued interest, of $3,328,350(28)	EUR	2,843	3,132,152
Dated 4/10/23 with an interest rate of 4.50%, collateralized by USD 8,400,000 Uruguay Government International Bond, 4.375%, due 1/23/31 and a market value, including accrued interest, of $8,589,937(28)	USD	8,967	8,967,000
Dated 4/10/23 with an interest rate of 1.75%, collateralized by EUR 6,000,000 Republic of Poland, 1.125%, due 8/7/26 and a market value, including accrued interest, of $6,802,093(28)	EUR	5,865	6,462,646
JPMorgan Chase Bank, N.A.:
Dated 4/4/23 with an interest rate of 4.50%, collateralized by USD 6,813,000 Republic of Colombia, 5.20%, due 5/15/49 and a market value, including accrued interest, of $4,771,175(28)	USD	4,965	4,964,785
Dated 4/4/23 with an interest rate of 4.45%, collateralized by USD 6,824,000 Republic of Colombia, 5.20%, due 5/15/49 and a market value, including accrued interest, of $4,778,878(28)	USD	4,973	4,972,801
Nomura International PLC:
Dated 3/23/23 with an interest rate of 2.90%, collateralized by EUR 3,044,000 Republic of Poland, 1.00%, due 3/7/29 and a market value, including accrued interest, of $2,903,154(28)	USD	2,972	2,972,110
Dated 3/23/23 with an interest rate of 3.90%, collateralized by EUR 1,210,000 Republic of Poland, 1.125%, due 8/7/26 and a market value, including accrued interest, of $1,244,900(28)	USD	1,283	1,283,280
Dated 3/23/23 with an interest rate of 4.15%, collateralized by USD 4,237,000 Republic of Angola, 8.00%, due 11/26/29 and a market value, including accrued interest, of $3,727,011(28)	USD	3,799	3,799,283

26
See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Description	Principal Amount (000's omitted)		Value
Nomura International PLC: (continued)
Dated 3/23/23 with an interest rate of 4.25%, collateralized by USD 1,412,000 Republic of Angola, 8.25%, due 5/9/28 and a market value, including accrued interest, of $1,285,431(28)	USD	1,307	$ 1,307,442
Dated 3/23/23 with an interest rate of 4.25%, collateralized by USD 3,500,000 Republic of Angola, 8.00%, due 11/26/29 and a market value, including accrued interest, of $3,078,721(28)	USD	3,138	3,138,421
Dated 3/23/23 with an interest rate of 4.50%, collateralized by USD 3,500,000 Uruguay Government International Bond, 4.375%, due 1/23/31 and a market value, including accrued interest, of $3,579,140(28)	USD	3,690	3,689,785
Dated 4/3/23 with an interest rate of 4.40%, collateralized by USD 6,824,000 Republic of Colombia, 5.20%, due 5/15/49 and a market value, including accrued interest, of $4,778,878(28)	USD	5,213	5,213,400
Dated 4/11/23 with an interest rate of 4.55%, collateralized by USD 6,825,000 Republic of Colombia, 5.00%, due 6/15/45 and a market value, including accrued interest, of $4,737,295(28)	USD	5,148	5,148,439
Dated 4/11/23 with an interest rate of 4.55%, collateralized by USD 6,826,000 Republic of Colombia, 5.625%, due 2/26/44 and a market value, including accrued interest, of $5,068,345(28)	USD	5,496	5,496,125
Dated 4/26/23 with an interest rate of 4.22%, collateralized by USD 10,506,000 Republic of Angola, 8.75%, due 4/14/32 and a market value, including accrued interest, of $8,777,678(28)	USD	9,128	9,128,401
Dated 4/26/23 with an interest rate of 4.25%, collateralized by USD 24,450,000 Republic of Angola, 8.25%, due 5/9/28 and a market value, including accrued interest, of $22,258,343(28)	USD	23,149	23,148,893
Dated 4/26/23 with an interest rate of 4.50%, collateralized by USD 7,100,000 Uruguay Government International Bond, 4.375%, due 1/23/31 and a market value, including accrued interest, of $7,260,542(28)	USD	7,535	7,535,372
Dated 4/26/23 with an interest rate of 4.55%, collateralized by USD 10,924,000 Uruguay Government International Bond, 4.375%, due 1/23/31 and a market value, including accrued interest, of $11,171,008(28)	USD	11,594	11,593,860
Total Repurchase Agreements (identified cost $174,527,222)			$ 175,088,743

Sovereign Government Securities — 0.2%
Security	Principal Amount (000's omitted)		Value
Sri Lanka — 0.2%
Sri Lanka Treasury Bill, 0.00%, 7/7/23	LKR	1,777,000	$ 5,295,241
Total Sovereign Government Securities (identified cost $5,312,059)			$ 5,295,241

U.S. Treasury Obligations — 4.2%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills:
0.00%, 5/2/23	$4,719	$ 4,718,056
0.00%, 5/16/23(29)	83,130	82,984,089
0.00%, 5/30/23(29)	7,151	7,127,737
Total U.S. Treasury Obligations (identified cost $94,817,550)		$ 94,829,882
Total Short-Term Investments (identified cost $443,230,869)		$ 443,787,904

Total Purchased Options and Swaptions — 0.3% (identified cost $4,780,739)	$ 5,305,285
Total Investments — 94.6% (identified cost $2,324,036,716)	$2,107,037,352
Total Written Options — (0.0)%(7) (premiums received $500,488)	$ (349,274)
Securities Sold Short — (7.7)%
Common Stocks — (0.5)%
Security	Shares	Value
New Zealand — (0.5)%
a2 Milk Co., Ltd. (The)(6)	(206,000)	$ (752,389)
Auckland International Airport, Ltd.(6)	(267,800)	(1,466,300)
Contact Energy, Ltd.	(174,600)	(846,817)
EBOS Group, Ltd.	(14,612)	(400,997)
Fisher & Paykel Healthcare Corp., Ltd., Class C	(105,900)	(1,816,492)
Fletcher Building, Ltd.	(174,300)	(486,004)
Infratil, Ltd.	(162,000)	(957,938)
Mainfreight, Ltd.	(19,000)	(843,846)
Meridian Energy, Ltd.	(269,000)	(911,019)

27
See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
New Zealand (continued)
Ryman Healthcare, Ltd.	(107,291)	$ (352,458)
Spark New Zealand, Ltd.	(415,400)	(1,345,959)
Total Common Stocks (proceeds $10,644,697)		$ (10,180,219)
Sovereign Government Bonds — (7.2)%
Security	Principal Amount (000's omitted)		Value
Angola — (1.7)%
Republic of Angola:
8.00%, 11/26/29(9)	USD	(7,737)	$ (6,539,235)
8.25%, 5/9/28(9)	USD	(25,862)	(22,737,741)
8.75%, 4/14/32(9)	USD	(10,506)	(8,734,268)
			$ (38,011,244)
Colombia — (1.7)%
Republic of Colombia:
5.00%, 6/15/45	USD	(6,825)	$ (4,608,378)
5.20%, 5/15/49	USD	(33,398)	(22,587,962)
5.625%, 2/26/44	USD	(6,826)	(4,999,019)
6.125%, 1/18/41	USD	(6,824)	(5,425,234)
			$ (37,620,593)
Poland — (1.0)%
Republic of Poland:
1.00%, 3/7/29(9)	EUR	(10,844)	$ (10,325,907)
1.125%, 8/7/26(9)	EUR	(7,210)	(7,358,621)
1.375%, 10/22/27(9)	EUR	(3,000)	(2,998,969)
2.75%, 5/25/32(9)	EUR	(3,000)	(3,006,955)
			$ (23,690,452)
Uruguay — (2.8)%
Uruguay Government International Bond, 4.375%, 1/23/31	USD	(61,350)	$ (62,006,555)
			$ (62,006,555)
Total Sovereign Government Bonds (proceeds $160,306,058)			$ (161,328,844)
Total Securities Sold Short (proceeds $170,950,755)			$ (171,509,063)
Value
Other Assets, Less Liabilities — 13.1%	$ 293,264,809
Net Assets — 100.0%	$2,228,443,824
The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.
(1)	Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.
(2)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at April 30, 2023.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2023, the aggregate value of these securities is $166,836,238 or 7.5% of the Portfolio's net assets.
(4)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2023.
(5)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at April 30, 2023.
(6)	Non-income producing security.
(7)	Amount is less than 0.05% or (0.05)%, as applicable.
(8)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 10).
(9)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At April 30, 2023, the aggregate value of these securities is $676,798,744 or 30.4% of the Portfolio's net assets.
(10)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(11)	Variable rate security whose coupon rate is linked to the issuer’s mining activity revenue. The coupon rate shown represents the rate in effect at April 30, 2023.
(12)	Security converts to variable rate after the indicated fixed-rate coupon period.
(13)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(14)	Limited recourse note whose payments by the issuer are limited to amounts received by the issuer from the borrower pursuant to a loan agreement with the borrower.
(15)	Quantity held represents principal in USD.
(16)	Security is subject to risk of loss depending on the occurrence, frequency and severity of the loss events that are covered by underlying reinsurance contracts and that may occur during a specified risk period.
(17)	Restricted security (see Note 5).

28
See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

(18)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) or the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(19)	Fixed-rate loan.
(20)	Step coupon security. Interest rate represents the rate in effect at April 30, 2023.
(21)	Principal amount is less than $500.
(22)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.
(23)	Amounts payable in respect of the security are contingent upon and determined by reference to Ukraine’s GDP and Real GDP Growth Rate. Principal amount represents the notional amount used to calculate payments due to the security holder and does not represent an entitlement for payment.
(24)	Interest only security that entitles the holder to receive only a portion of the interest payments on the underlying loans. Principal amount shown is the notional amount of the underlying loans on which coupon interest is calculated.
(25)	Securities comprise a trust that is wholly-owned by the Portfolio and may only be sold on a pro-rata basis with all securities in the trust.
(26)	The stated interest rate represents the weighted average fixed interest rate at April 30, 2023 of all interest only securities comprising the certificate.
(27)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of April 30, 2023.
(28)	Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.
(29)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

Purchased Currency Options (OTC) — 0.2%
Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Call BRL vs. Put USD (Digital Option)	Goldman Sachs International	USD	5,810,000	BRL	4.80	6/6/23	$ 919,990
Call BRL vs. Put USD (Digital Option)	Citibank, N.A.	USD	4,050,000	BRL	4.80	9/6/23	933,699
Call MXN vs. Put USD (Digital Option)	JPMorgan Chase Bank, N.A.	USD	762,000	MXN	17.50	7/7/23	133,884
Call USD vs. Put CNH	Goldman Sachs International	USD	56,300,000	CNH	7.00	1/18/24	536,426
Call USD vs. Put CNH	Barclays Bank PLC	USD	32,100,000	CNH	7.00	1/18/24	305,849
Call USD vs. Put CNH	Deutsche Bank AG	USD	43,500,000	CNH	7.00	2/16/24	438,437
Total							$3,268,285
Purchased Credit Default Swaptions (OTC) — 0.1%
Description	Counterparty	Notional Amount		Expiration Date	Value
Call - Markit CDX North America High Yield 5-Year Index (CDX.NA.HY.40.V1) - expiring 9/20/28 buy protection at 96 basis point spread	JPMorgan Chase Bank, N.A.	USD	140,000,000	9/20/23	$ 2,037,000
Total					$2,037,000
29
See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Written Currency Options (OTC) — (0.0)%(1)
Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Call USD vs. Put CNH	Barclays Bank PLC	USD	32,100,000	CNH	7.50	1/18/24	$ (81,084)
Call USD vs. Put CNH	Goldman Sachs International	USD	56,300,000	CNH	7.50	1/18/24	(142,214)
Call USD vs. Put CNH	Deutsche Bank AG	USD	43,500,000	CNH	7.50	2/16/24	(125,976)
Total							$(349,274)
(1)	Amount is less than (0.05)%.
Forward Foreign Currency Exchange Contracts (Centrally Cleared)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	8,499,009	PHP	468,979,580	5/24/23	$ 28,728
USD	15,868,368	PHP	878,000,000	5/24/23	10,734
USD	15,865,501	PHP	878,000,000	5/24/23	7,867
BRL	73,612,948	USD	13,986,455	6/9/23	663,930
COP	244,000,000	USD	53,131	6/21/23	(1,765)
COP	676,000,000	USD	147,199	6/21/23	(4,891)
COP	874,000,000	USD	190,313	6/21/23	(6,324)
COP	7,788,200,000	USD	1,699,352	6/21/23	(59,826)
COP	21,629,186,187	USD	4,719,397	6/21/23	(166,146)
COP	27,959,300,000	USD	6,100,601	6/21/23	(214,772)
EUR	12,800,000	USD	13,765,004	6/21/23	378,777
EUR	9,225,477	USD	9,920,995	6/21/23	273,000
EUR	7,280,000	USD	7,828,846	6/21/23	215,429
EUR	3,087,961	USD	3,320,765	6/21/23	91,379
EUR	2,140,000	USD	2,301,337	6/21/23	63,327
EUR	1,419,176	USD	1,557,120	6/21/23	11,045
EUR	78,506	USD	83,812	6/21/23	2,936
KRW	20,309,000,000	USD	15,756,111	6/21/23	(532,560)
KRW	28,253,000,000	USD	21,753,324	6/21/23	(574,980)
KRW	28,231,000,000	USD	21,749,615	6/21/23	(587,762)
KRW	31,378,200,000	USD	24,282,022	6/21/23	(761,040)
USD	193,333	COP	933,398,330	6/21/23	(3,160)
USD	487,364	COP	2,364,000,000	6/21/23	(10,291)
USD	1,307,848	COP	6,314,186,187	6/21/23	(21,378)
USD	3,296,719	COP	15,991,000,000	6/21/23	(69,613)
USD	4,415,980	COP	21,320,000,000	6/21/23	(72,182)
USD	11,130,215	COP	53,988,000,000	6/21/23	(235,025)
USD	1,127,987	EUR	1,028,060	6/21/23	(8,001)
USD	374,779	EUR	348,505	6/21/23	(10,313)
USD	858,965	EUR	798,746	6/21/23	(23,637)
USD	1,244,452	EUR	1,157,209	6/21/23	(34,244)
USD	21,508,449	EUR	19,603,034	6/21/23	(152,569)
30
See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	4,377,078	EUR	4,100,000	6/21/23	$ (153,352)
USD	6,921,817	EUR	6,436,558	6/21/23	(190,471)
USD	31,337,353	EUR	28,561,204	6/21/23	(222,290)
USD	8,546,042	EUR	7,946,916	6/21/23	(235,165)
USD	9,920,995	EUR	9,225,477	6/21/23	(273,000)
USD	14,169,150	EUR	13,175,813	6/21/23	(389,898)
USD	15,609,971	EUR	14,515,624	6/21/23	(429,546)
USD	16,124,376	EUR	14,993,967	6/21/23	(443,701)
USD	20,068,963	EUR	18,662,016	6/21/23	(552,246)
USD	21,422,516	EUR	19,920,677	6/21/23	(589,492)
USD	22,793,704	EUR	21,182,441	6/21/23	(612,531)
USD	24,733,992	EUR	23,000,000	6/21/23	(680,615)
USD	36,842,517	EUR	34,259,650	6/21/23	(1,013,811)
USD	37,733,890	EUR	35,088,532	6/21/23	(1,038,339)
USD	63,362,653	EUR	58,920,575	6/21/23	(1,743,576)
USD	65,358,845	EUR	60,776,823	6/21/23	(1,798,506)
USD	81,030,813	EUR	75,350,097	6/21/23	(2,229,758)
USD	223,529	PEN	855,000	6/21/23	(6,445)
USD	742,108	PEN	2,836,000	6/21/23	(20,706)
USD	4,355,908	PEN	16,498,000	6/21/23	(81,646)
USD	3,452,264	PEN	13,146,911	6/21/23	(83,930)
USD	9,397,625	PEN	35,617,000	6/21/23	(182,466)
USD	7,630,695	PEN	29,076,000	6/21/23	(190,029)
USD	9,719,749	PEN	37,110,000	6/21/23	(261,923)
USD	10,526,054	PEN	40,199,000	6/21/23	(286,482)
IDR	250,389,000,000	USD	16,211,654	6/23/23	844,796
USD	16,236,148	IDR	250,389,000,000	6/23/23	(820,303)
IDR	102,184,000,000	USD	6,540,375	7/11/23	418,496
IDR	80,072,800,000	USD	5,105,219	7/11/23	347,849
IDR	64,058,000,000	USD	4,086,661	7/11/23	275,777
IDR	64,058,200,000	USD	4,091,186	7/11/23	271,265
USD	4,681,869	IDR	71,325,000,000	7/11/23	(175,461)
USD	5,718,775	IDR	87,177,000,000	7/11/23	(218,099)
USD	9,962,020	IDR	151,871,000,000	7/11/23	(380,603)
IDR	355,000,000,000	USD	23,494,375	7/25/23	676,595
IDR	27,346,349,516	USD	1,811,376	7/25/23	50,561
USD	12,327,529	IDR	189,202,424,764	7/25/23	(554,741)
USD	25,136,777	PHP	1,419,700,000	7/26/23	(467,795)
USD	29,436,836	PHP	1,660,529,000	7/26/23	(511,134)
USD	29,154,349	PHP	1,646,900,000	7/26/23	(547,820)
BRL	47,038,097	USD	8,770,397	9/11/23	428,601
					$ (15,875,267)
31
See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
ARS	1,497,000,000	USD	6,725,067	BNP Paribas	5/3/23	$ —	$ (1,420)
ARS	1,497,000,000	USD	6,725,131	Goldman Sachs International	5/3/23	—	(1,483)
USD	6,725,131	ARS	1,497,000,000	BNP Paribas	5/3/23	1,483	—
USD	6,675,585	ARS	1,497,000,000	Goldman Sachs International	5/3/23	—	(48,062)
EUR	8,490,000	USD	9,377,972	HSBC Bank USA, N.A.	5/5/23	—	(21,662)
EUR	2,977,177	USD	3,252,240	Standard Chartered Bank	5/5/23	28,726	—
USD	4,506,729	EUR	4,080,000	HSBC Bank USA, N.A.	5/5/23	10,410	—
USD	2,927,165	EUR	2,650,000	HSBC Bank USA, N.A.	5/5/23	6,761	—
USD	2,054,538	EUR	1,860,000	HSBC Bank USA, N.A.	5/5/23	4,746	—
USD	45,314,459	CNH	307,515,701	Standard Chartered Bank	5/8/23	910,863	—
USD	39,589,153	CNH	268,690,000	Standard Chartered Bank	5/8/23	791,778	—
USD	35,107,142	CNH	241,000,000	Standard Chartered Bank	5/8/23	308,052	—
MYR	38,551,000	USD	8,716,030	Goldman Sachs International	5/10/23	—	(43,334)
MYR	44,300,000	USD	10,016,959	Goldman Sachs International	5/10/23	—	(50,929)
MYR	38,009,000	USD	8,634,288	Barclays Bank PLC	5/15/23	—	(81,173)
MYR	32,300,000	USD	7,514,249	Goldman Sachs International	5/15/23	—	(245,822)
MYR	60,000,000	USD	13,968,106	Goldman Sachs International	5/15/23	—	(466,385)
USD	17,488,584	MYR	76,600,000	Barclays Bank PLC	5/15/23	251,387	—
USD	426,802	ZMW	8,386,651	Standard Chartered Bank	5/17/23	—	(44,677)
ILS	79,898,572	USD	21,863,664	Barclays Bank PLC	5/24/23	164,602	—
ILS	77,999,455	USD	21,339,604	UBS AG	5/24/23	165,070	—
KES	413,384,553	USD	3,155,633	Standard Chartered Bank	5/25/23	—	(181,429)
USD	2,890,801	KES	413,384,553	Standard Chartered Bank	5/25/23	—	(83,402)
USD	6,231,009	ARS	1,497,000,000	BNP Paribas	5/31/23	26,156	—
UZS	52,125,554,180	USD	4,436,217	ICBC Standard Bank plc	6/2/23	84,012	—
USD	13,256,141	TRY	264,460,808	Standard Chartered Bank	6/8/23	908,009	—
USD	2,511,470	TRY	50,000,000	Standard Chartered Bank	6/8/23	176,884	—
USD	13,936,567	BRL	73,612,948	Goldman Sachs International	6/9/23	—	(713,817)
KES	324,058,799	USD	2,458,736	Standard Chartered Bank	6/12/23	—	(159,544)
USD	2,227,208	KES	324,058,799	Standard Chartered Bank	6/12/23	—	(71,983)
AED	35,000,000	USD	9,529,903	BNP Paribas	6/21/23	—	(1,036)
AUD	45,330,670	USD	29,925,178	Goldman Sachs International	6/21/23	134,190	—
CAD	19,779,000	USD	14,549,101	Citibank, N.A.	6/21/23	64,078	—
CAD	19,779,000	USD	14,549,159	Goldman Sachs International	6/21/23	64,021	—
CAD	17,542,000	USD	12,902,056	HSBC Bank USA, N.A.	6/21/23	58,377	—
CZK	228,237,895	EUR	9,589,022	Citibank, N.A.	6/21/23	68,485	—
CZK	118,516,053	EUR	4,965,421	Standard Chartered Bank	6/21/23	50,840	—
CZK	118,516,052	EUR	4,965,479	UBS AG	6/21/23	50,776	—
EUR	1,465,289	HUF	566,300,000	Goldman Sachs International	6/21/23	—	(28,616)
EUR	16,765,599	NOK	186,550,000	Bank of America, N.A.	6/21/23	978,692	—
EUR	5,022,956	PLN	23,835,160	Citibank, N.A.	6/21/23	—	(160,924)
EUR	5,447,394	PLN	25,833,534	Citibank, N.A.	6/21/23	—	(170,763)
EUR	8,829,591	PLN	41,898,581	Citibank, N.A.	6/21/23	—	(282,881)
EUR	9,575,688	PLN	45,411,419	Citibank, N.A.	6/21/23	—	(300,176)
EUR	1,020,699	RON	5,087,286	UBS AG	6/21/23	—	(8,444)
32
See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	18,244,767	SEK	203,600,000	UBS AG	6/21/23	$ 256,165	$ —
HUF	450,000,000	EUR	1,112,852	UBS AG	6/21/23	79,661	—
HUF	1,917,373,082	EUR	5,003,766	UBS AG	6/21/23	49,811	—
HUF	1,943,254,169	EUR	5,077,934	UBS AG	6/21/23	43,162	—
ISK	1,348,260,811	EUR	8,905,878	JPMorgan Chase Bank, N.A.	6/21/23	51,049	—
ISK	605,807,989	EUR	4,007,992	JPMorgan Chase Bank, N.A.	6/21/23	15,916	—
ISK	363,931,200	EUR	2,407,510	JPMorgan Chase Bank, N.A.	6/21/23	9,826	—
JPY	759,279,526	USD	5,752,519	Bank of America, N.A.	6/21/23	—	(137,308)
JPY	6,074,457,667	USD	45,488,904	Bank of America, N.A.	6/21/23	—	(565,579)
JPY	1,782,980,000	USD	13,630,599	Citibank, N.A.	6/21/23	—	(444,667)
MYR	23,240,000	USD	5,152,708	Barclays Bank PLC	6/21/23	89,200	—
MYR	3,491,500	USD	775,028	Barclays Bank PLC	6/21/23	12,499	—
MYR	37,108,500	USD	8,249,633	Credit Agricole Corporate and Investment Bank	6/21/23	120,391	—
NOK	186,550,000	EUR	16,415,932	Goldman Sachs International	6/21/23	—	(592,317)
NZD	15,213,708	USD	9,445,963	Bank of America, N.A.	6/21/23	—	(39,660)
NZD	46,800,000	USD	28,604,305	Standard Chartered Bank	6/21/23	331,111	—
NZD	6,250,000	USD	3,820,019	Standard Chartered Bank	6/21/23	44,219	—
NZD	4,250,000	USD	2,597,613	Standard Chartered Bank	6/21/23	30,069	—
PLN	9,740,000	EUR	2,042,955	HSBC Bank USA, N.A.	6/21/23	76,396	—
SEK	203,600,000	EUR	17,796,089	Goldman Sachs International	6/21/23	239,617	—
THB	944,010,000	USD	27,619,004	Standard Chartered Bank	6/21/23	159,386	—
THB	692,924	USD	20,056	Standard Chartered Bank	6/21/23	334	—
THB	520,000	USD	14,970	Standard Chartered Bank	6/21/23	332	—
USD	9,511,645	AED	35,000,000	BNP Paribas	6/21/23	—	(17,223)
USD	15,282,970	BHD	5,771,878	Standard Chartered Bank	6/21/23	—	(11,114)
USD	20,259,269	BHD	7,651,000	Standard Chartered Bank	6/21/23	—	(14,035)
USD	13,351,942	JPY	1,782,980,000	Bank of America, N.A.	6/21/23	166,009	—
USD	5,685,906	JPY	759,279,526	Bank of America, N.A.	6/21/23	70,695	—
USD	101,978	MXN	1,976,000	Bank of America, N.A.	6/21/23	—	(6,824)
USD	1,870,684	MXN	36,130,000	Goldman Sachs International	6/21/23	—	(118,703)
USD	2,207,288	MXN	42,650,000	Goldman Sachs International	6/21/23	—	(141,103)
USD	2,832,570	MXN	54,773,000	Goldman Sachs International	6/21/23	—	(183,337)
USD	2,022,803	MXN	39,093,000	Standard Chartered Bank	6/21/23	—	(129,733)
USD	7,186,331	MXN	132,927,000	Standard Chartered Bank	6/21/23	—	(132,885)
USD	2,305,118	MXN	44,473,000	Standard Chartered Bank	6/21/23	—	(143,651)
USD	2,506,876	MXN	48,335,000	Standard Chartered Bank	6/21/23	—	(154,542)
USD	7,504,661	MXN	138,560,800	UBS AG	6/21/23	—	(124,763)
USD	26,858,560	MXN	493,103,000	UBS AG	6/21/23	—	(292,638)
USD	53,147,756	NZD	85,600,000	Bank of America, N.A.	6/21/23	223,149	—
USD	17,881,488	NZD	28,800,000	Bank of America, N.A.	6/21/23	75,078	—
USD	31,733,567	NZD	51,000,000	HSBC Bank USA, N.A.	6/21/23	201,383	—
USD	11,200,082	NZD	18,000,000	HSBC Bank USA, N.A.	6/21/23	71,076	—
USD	21,387,913	NZD	34,993,136	Standard Chartered Bank	6/21/23	—	(247,577)
USD	12,669,399	SAR	47,604,000	Standard Chartered Bank	6/21/23	—	(16,107)
33
See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	26,358,743	SAR	99,041,000	Standard Chartered Bank	6/21/23	$ —	$ (33,687)
USD	239,564	THB	8,277,000	Standard Chartered Bank	6/21/23	—	(3,995)
USD	27,322,792	THB	944,010,000	Standard Chartered Bank	6/21/23	—	(455,598)
USD	4,149,463	UYU	162,244,000	Citibank, N.A.	6/21/23	3,938	—
USD	6,647,874	ZAR	119,531,380	Goldman Sachs International	6/21/23	142,565	—
USD	6,668,517	ZAR	120,009,506	Goldman Sachs International	6/21/23	137,187	—
USD	23,292,633	ZAR	425,519,650	Goldman Sachs International	6/21/23	134,390	—
USD	4,749,799	ZAR	85,379,557	Goldman Sachs International	6/21/23	103,150	—
USD	4,745,358	ZAR	85,379,557	Goldman Sachs International	6/21/23	98,708	—
USD	11,580,418	ZAR	212,759,826	Goldman Sachs International	6/21/23	1,297	—
USD	23,213,569	ZAR	434,177,974	Goldman Sachs International	6/21/23	—	(415,890)
USD	1,840,744	ZAR	33,000,000	HSBC Bank USA, N.A.	6/21/23	44,770	—
USD	11,579,238	ZAR	212,759,824	UBS AG	6/21/23	116	—
USD	22,317,165	ZAR	416,382,726	UBS AG	6/21/23	—	(343,815)
ZAR	46,457,787	USD	2,509,197	Goldman Sachs International	6/21/23	19,195	—
ZAR	11,631,841	USD	626,571	Goldman Sachs International	6/21/23	6,474	—
ZAR	11,631,840	USD	627,009	Goldman Sachs International	6/21/23	6,035	—
ZAR	11,631,841	USD	627,426	Goldman Sachs International	6/21/23	5,619	—
ZAR	11,562,265	USD	623,993	Goldman Sachs International	6/21/23	5,265	—
ZAR	55,745,000	USD	3,036,298	HSBC Bank USA, N.A.	6/21/23	—	(2,463)
ZAR	55,745,000	USD	3,036,298	HSBC Bank USA, N.A.	6/21/23	—	(2,463)
USD	5,230,785	UYU	204,576,000	Citibank, N.A.	6/22/23	4,439	—
USD	9,036,785	SAR	34,000,000	Standard Chartered Bank	7/13/23	—	(22,393)
UZS	88,377,320,844	USD	7,515,078	ICBC Standard Bank plc	7/13/23	64,972	—
AUD	41,470,000	USD	27,931,986	Bank of America, N.A.	7/20/23	—	(399,719)
AUD	43,175,000	USD	29,071,213	BNP Paribas	7/20/23	—	(406,983)
EGP	222,610,000	USD	8,241,762	Citibank, N.A.	7/20/23	—	(2,123,526)
USD	9,749,607	EGP	214,881,345	Goldman Sachs International	7/20/23	3,843,786	—
USD	6,422,037	EGP	143,147,195	Goldman Sachs International	7/20/23	2,487,764	—
USD	6,422,037	EGP	144,688,484	Goldman Sachs International	7/27/23	2,469,987	—
UZS	88,377,320,844	USD	7,459,576	ICBC Standard Bank plc	8/1/23	89,410	—
USD	12,322,809	UGX	47,073,131,943	Standard Chartered Bank	8/3/23	—	(77,845)
KES	263,640,000	USD	1,958,708	Standard Chartered Bank	8/4/23	—	(150,185)
USD	1,734,474	KES	263,640,000	Standard Chartered Bank	8/4/23	—	(74,050)
UZS	44,027,233,638	USD	3,718,504	ICBC Standard Bank plc	8/15/23	28,807	—
USD	8,986,097	UGX	34,012,379,000	Goldman Sachs International	8/22/23	54,460	—
OMR	14,300,000	USD	37,090,168	Standard Chartered Bank	8/23/23	32,723	—
USD	36,694,600	OMR	14,300,000	Standard Chartered Bank	8/23/23	—	(428,291)
USD	9,533,630	UGX	36,733,368,428	Standard Chartered Bank	9/6/23	—	(88,484)
USD	8,775,764	BRL	47,038,097	Citibank, N.A.	9/11/23	—	(423,234)
USD	3,161,573	UGX	12,267,000,000	Standard Chartered Bank	9/18/23	—	(45,306)
ZAR	46,457,787	USD	2,530,381	UBS AG	9/18/23	—	(23,985)
USD	7,520,129	KES	1,171,795,907	Standard Chartered Bank	9/21/23	—	(374,488)
USD	6,890,690	EGP	254,611,000	Goldman Sachs International	9/25/23	298,745	—
USD	3,663,475	EGP	133,900,000	HSBC Bank USA, N.A.	9/25/23	196,769	—
34
See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	13,782,014	EGP	504,594,000	Goldman Sachs International	9/28/23	$ 752,047	$ —
USD	6,891,023	EGP	252,556,000	Goldman Sachs International	9/28/23	369,351	—
UZS	46,590,925,423	USD	3,893,934	ICBC Standard Bank plc	10/13/23	12,941	—
OMR	10,000,000	USD	25,940,545	Standard Chartered Bank	11/6/23	5,352	—
OMR	5,300,000	USD	13,755,872	Standard Chartered Bank	11/6/23	—	(4,547)
USD	48,448,681	OMR	18,858,800	Standard Chartered Bank	11/6/23	—	(482,167)
USD	3,418,241	KES	553,759,398	Standard Chartered Bank	12/21/23	—	(207,471)
HUF	3,860,572,749	EUR	9,045,391	Barclays Bank PLC	1/30/24	600,254	—
USD	12,218,559	UGX	48,141,120,629	Deutsche Bank AG	2/6/24	—	(116,919)
USD	28,368,794	OMR	11,000,000	Standard Chartered Bank	2/22/24	—	(136,820)
USD	26,205,980	SAR	98,600,000	Standard Chartered Bank	3/14/24	—	(39,943)
USD	12,408,845	BHD	4,730,872	Standard Chartered Bank	3/18/24	—	(84,643)
USD	17,098,499	BHD	6,518,000	Standard Chartered Bank	3/18/24	—	(114,512)
USD	3,671,357	EGP	146,120,000	HSBC Bank USA, N.A.	3/25/24	289,497	—
USD	26,650,006	OMR	10,530,750	Standard Chartered Bank	8/29/24	—	(604,946)
						$20,034,945	$(14,370,096)
Non-Deliverable Bond Forward Contracts*
Settlement Date	Notional Amount (000's omitted)		Reference Entity	Counterparty	Aggregate Cost	Unrealized Appreciation (Depreciation)
5/5/23	COP	20,311,040	Republic of Colombia, 6.00%, 4/28/28	Goldman Sachs International	$ 4,323,338	$ 260,715
5/10/23	COP	9,217,000	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	1,961,899	(18,540)
5/15/23	COP	87,159,300	Republic of Colombia, 6.25%, 11/26/25	Bank of America, N.A.	18,552,427	(166,341)
5/16/23	COP	119,481,100	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	25,432,333	(230,315)
5/16/23	COP	92,277,000	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	19,359,235	282,527
5/22/23	COP	88,592,000	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	18,857,386	(102,377)
5/24/23	COP	79,082,100	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	16,833,142	(107,850)
6/12/23	COP	13,827,000	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	2,943,167	(32,057)
6/19/23	COP	80,203,600	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	17,071,860	(210,155)
6/23/23	COP	81,564,000	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	17,361,431	(198,892)
6/23/23	COP	66,549,200	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	14,165,432	—
6/26/23	COP	66,549,200	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	14,165,432	(196,050)
6/29/23	COP	43,897,680	Republic of Colombia, 5.75%, 11/3/27	Bank of America, N.A.	9,343,908	(271,609)
35
See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Non-Deliverable Bond Forward Contracts* (continued)
Settlement Date	Notional Amount (000's omitted)		Reference Entity	Counterparty	Aggregate Cost	Unrealized Appreciation (Depreciation)
6/30/23	COP	40,781,000	Republic of Colombia, 6.25%, 11/26/25	Bank of America, N.A.	$ 8,680,502	$ (81,805)
						$(1,072,749)
*	Represents a short-term forward contract to purchase the reference entity denominated in a non-deliverable foreign currency.
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Equity Futures
Hang Seng Index	46	Long	5/30/23	$ 5,823,715	$ (37,298)
Nikkei 225 Index	64	Long	6/8/23	9,307,201	193,360
Euro Stoxx 50 Index	(285)	Short	6/16/23	(13,584,212)	(870,243)
SGX CNX Nifty Index	(733)	Short	5/25/23	(26,684,682)	(548,233)
Interest Rate Futures
U.S. Ultra-Long Treasury Bond	143	Long	6/21/23	20,221,094	8,129
Euro-Bobl	(662)	Short	6/8/23	(86,054,172)	(2,182,178)
Euro-Bund	(384)	Short	6/8/23	(57,359,472)	(1,174,114)
Euro-Buxl	(19)	Short	6/8/23	(2,920,587)	(134,539)
Japan 10-Year Bond	(115)	Short	6/13/23	(125,428,456)	(2,684,560)
U.S. 2-Year Treasury Note	(29)	Short	6/30/23	(5,978,758)	(58,713)
U.S. 5-Year Treasury Note	(158)	Short	6/30/23	(17,339,266)	123,386
U.S. 10-Year Treasury Note	(458)	Short	6/21/23	(52,763,031)	290,865
					$ (7,074,138)
Inflation Swaps (Centrally Cleared)
Notional Amount (000's omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
EUR	11,000	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.20% (pays upon termination)	10/15/36	$ 1,608,591
EUR	10,900	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.20% (pays upon termination)	10/15/36	1,595,362
EUR	10,900	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.20% (pays upon termination)	10/15/36	1,595,362
EUR	11,410	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.08% (pays upon termination)	1/15/37	1,778,028
36
See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Inflation Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
EUR	10,900	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.29% (pays upon termination)	10/15/46	$ (2,038,004)
EUR	10,900	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.29% (pays upon termination)	10/15/46	(2,042,192)
EUR	11,000	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.29% (pays upon termination)	10/15/46	(2,056,702)
EUR	11,410	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.18% (pays upon termination)	1/15/47	(2,364,264)
EUR	4,350	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.10% (pays upon termination)	3/12/50	(2,292,697)
EUR	7,900	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.64% (pays upon termination)	3/13/53	(133,988)
USD	75,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.48% (pays upon termination)	3/16/28	137,888
USD	50,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.49% (pays upon termination)	3/16/28	71,957
USD	64,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.48% (pays upon termination)	3/20/28	100,979
USD	9,489	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.44% (pays upon termination)	1/13/33	12,610
USD	4,900	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.60% (pays upon termination)	4/3/33	(52,354)
USD	10,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.61% (pays upon termination)	4/3/33	(117,011)
USD	51,550	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.75% (pays upon termination)	10/29/36	(858,497)
USD	18,160	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.67% (pays upon termination)	1/7/37	(316,310)
USD	34,300	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.62% (pays upon termination)	10/29/46	23,450
USD	17,300	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.62% (pays upon termination)	10/29/46	3,938
USD	18,140	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.54% (pays upon termination)	1/7/47	182,298
USD	5,824	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.42% (pays upon termination)	6/8/48	329,945
USD	18,700	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.43% (pays upon termination)	7/18/52	18,641
USD	12,100	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.41% (pays upon termination)	1/13/53	(109,331)
USD	12,100	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.41% (pays upon termination)	1/13/53	(110,865)
USD	10,710	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.40% (pays upon termination)	3/13/53	(58,277)
							$ (5,091,443)
37
See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
CLP	45,674,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	6.84% (pays semi-annually)	6/22/25	$ 444,756	$ —	$ 444,756
CLP	3,456,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.57% (pays semi-annually)	12/21/27	130,780	—	130,780
CLP	6,182,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.58% (pays semi-annually)	12/21/27	230,547	—	230,547
CLP	6,138,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.62% (pays semi-annually)	12/21/27	215,450	—	215,450
CLP	6,138,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.64% (pays semi-annually)	12/21/27	208,722	—	208,722
CLP	6,138,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.67% (pays semi-annually)	12/21/27	198,631	—	198,631
CLP	5,428,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.68% (pays semi-annually)	12/21/27	172,679	—	172,679
CLP	3,325,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.69% (pays semi-annually)	12/21/27	104,866	—	104,866
CLP	4,624,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.72% (pays semi-annually)	12/21/27	136,965	—	136,965
CLP	5,288,800	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.74% (pays semi-annually)	12/21/27	152,310	—	152,310
CLP	11,010,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.00% (pays semi-annually)	6/22/33	77,094	—	77,094
COP	86,746,200	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.84% (pays quarterly)	5/5/25	2,568,572	—	2,568,572
COP	40,662,300	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.19% (pays quarterly)	6/4/25	(1,286,848)	—	(1,286,848)
COP	61,940,900	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.26% (pays quarterly)	6/5/25	(1,943,928)	—	(1,943,928)
COP	85,106,600	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.34% (pays quarterly)	6/8/25	(2,639,238)	—	(2,639,238)
COP	41,729,700	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.44% (pays quarterly)	6/9/25	(1,274,846)	—	(1,274,846)
COP	14,659,900	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.76% (pays quarterly)	11/26/25	479,972	—	479,972
COP	14,659,900	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.89% (pays quarterly)	11/26/25	470,231	—	470,231
38
See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
COP	6,351,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.02% (pays quarterly)	11/26/25	$ 199,658	$ —	$ 199,658
COP	29,320,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.07% (pays quarterly)	11/26/25	913,496	—	913,496
COP	20,326,400	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.11% (pays quarterly)	11/26/25	629,655	—	629,655
COP	6,192,100	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.21% (pays quarterly)	11/26/25	188,649	—	188,649
COP	29,320,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.28% (pays quarterly)	11/26/25	882,028	—	882,028
COP	15,771,100	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.34% (pays quarterly)	11/26/25	469,296	—	469,296
COP	66,784,856	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.78% (pays quarterly)	11/26/25	1,838,412	—	1,838,412
COP	31,722,800	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.90% (pays quarterly)	11/26/25	854,601	—	854,601
COP	27,035,200	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	5.68% (pays quarterly)	11/26/25	(619,852)	—	(619,852)
COP	40,836,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	6.00% (pays quarterly)	11/26/25	869,486	—	869,486
COP	57,851,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	6.05% (pays quarterly)	11/26/25	1,216,397	—	1,216,397
COP	35,344,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	6.06% (pays quarterly)	11/26/25	671,210	—	671,210
COP	74,865,200	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	6.09% (pays quarterly)	11/26/25	1,411,912	—	1,411,912
COP	36,412,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	6.14% (pays quarterly)	11/26/25	678,443	—	678,443
COP	37,433,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	6.18% (pays quarterly)	11/26/25	690,311	—	690,311
COP	76,566,300	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	6.25% (pays quarterly)	11/26/25	1,384,538	—	1,384,538
COP	88,429,100	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	7.03% (pays quarterly)	11/26/25	1,417,339	—	1,417,339
COP	12,136,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	8.60% (pays quarterly)	11/26/25	97,322	—	97,322
39
See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
COP	23,044,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	8.75% (pays quarterly)	11/26/25	$ 166,776	$ —	$ 166,776
COP	12,136,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	8.85% (pays quarterly)	11/26/25	81,629	—	81,629
COP	12,290,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	9.23% (pays quarterly)	11/26/25	58,608	—	58,608
COP	8,481,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	9.42% (pays quarterly)	11/26/25	32,555	—	32,555
COP	57,851,000	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	9.79% (pays quarterly)	11/26/25	(111,976)	—	(111,976)
COP	20,273,656	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	10.00% (pays quarterly)	11/26/25	17,000	—	17,000
COP	7,565,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	10.17% (pays quarterly)	11/26/25	(295)	(111)	(406)
COP	14,525,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	10.28% (pays quarterly)	11/26/25	(8,458)	—	(8,458)
COP	36,071,400	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.48% (pays quarterly)	3/31/26	1,065,119	—	1,065,119
COP	54,897,900	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	10.07% (pays quarterly)	3/15/28	(341,525)	—	(341,525)
COP	11,441,100	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.82% (pays quarterly)	3/26/28	429,566	—	429,566
COP	8,172,200	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.83% (pays quarterly)	3/26/28	306,149	—	306,149
COP	21,848,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	9.58% (pays quarterly)	3/15/33	(141,718)	—	(141,718)
COP	34,316,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	9.61% (pays quarterly)	3/15/33	(236,891)	—	(236,891)
COP	21,325,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	9.67% (pays quarterly)	3/15/33	(164,982)	—	(164,982)
EUR	6,472	Pays	6-month EURIBOR (pays semi-annually)	3.06% (pays annually)	10/11/26	82,952	—	82,952
EUR	1,211	Pays	6-month EURIBOR (pays semi-annually)	2.99% (pays annually)	10/26/26	10,868	—	10,868
EUR	3,000	Pays	6-month EURIBOR (pays semi-annually)	3.12% (pays annually)	10/19/27	54,383	—	54,383
EUR	2,800	Receives	1-day Euro Short-Term Rate (pays annually)	2.60% (pays annually)	1/24/28	28,188	(56)	28,132
40
See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
EUR	5,444	Pays	6-month EURIBOR (pays semi-annually)	3.03% (pays annually)	10/10/29	$ 99,178	$ —	$ 99,178
EUR	1,800	Pays	6-month EURIBOR (pays semi-annually)	3.17% (pays annually)	10/17/29	49,990	—	49,990
EUR	2,719	Pays	6-month EURIBOR (pays semi-annually)	3.01% (pays annually)	10/27/29	43,650	—	43,650
EUR	4,515	Receives	1-day Euro Short-Term Rate (pays annually)	(0.03)% (pays annually)	11/9/31	1,112,040	—	1,112,040
EUR	600	Pays	6-month EURIBOR (pays semi-annually)	3.26% (pays annually)	10/17/32	25,257	—	25,257
EUR	1,200	Pays	6-month EURIBOR (pays semi-annually)	3.31% (pays annually)	10/18/32	56,826	—	56,826
EUR	1,200	Pays	6-month EURIBOR (pays semi-annually)	3.20% (pays annually)	10/19/32	43,908	—	43,908
EUR	6,500	Receives	1-day Euro Short-Term Rate (pays annually)	0.82% (pays annually)	3/17/52	2,480,903	(1,497)	2,479,406
EUR	8,950	Receives	1-day Euro Short-Term Rate (pays annually)	0.86% (pays annually)	3/18/52	3,352,245	643	3,352,888
EUR	3,019	Receives	1-day Euro Short-Term Rate (pays annually)	0.87% (pays annually)	3/18/52	1,121,686	(106)	1,121,580
EUR	1,770	Receives	1-day Euro Short-Term Rate (pays annually)	1.29% (pays annually)	4/20/52	490,454	33	490,487
HUF	7,648,352	Pays	6-month HUF BUBOR (pays semi-annually)	7.95% (pays annually)	4/25/33	116,243	—	116,243
HUF	3,776,964	Pays	6-month HUF BUBOR (pays semi-annually)	7.90% (pays annually)	4/27/33	28,139	—	28,139
JPY	6,104,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.31% (pays annually)	12/1/27	(281,247)	—	(281,247)
JPY	559,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.32% (pays annually)	12/1/27	(18,971)	—	(18,971)
JPY	5,588,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.32% (pays annually)	12/1/27	(215,712)	—	(215,712)
JPY	537,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	1.28% (pays annually)	3/15/53	(291,363)	—	(291,363)
JPY	478,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	1.28% (pays annually)	3/15/53	(262,955)	—	(262,955)
JPY	510,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	1.29% (pays annually)	3/15/53	(286,104)	—	(286,104)
JPY	1,218,600	Receives	1-day Overnight Tokyo Average Rate (pays annually)	1.29% (pays annually)	3/15/53	(687,164)	—	(687,164)
JPY	1,128,100	Receives	1-day Overnight Tokyo Average Rate (pays annually)	1.30% (pays annually)	3/15/53	(649,250)	—	(649,250)
JPY	1,123,900	Receives	1-day Overnight Tokyo Average Rate (pays annually)	1.30% (pays annually)	3/15/53	(652,279)	—	(652,279)
41
See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
KRW	35,000,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.97% (pays quarterly)	9/21/25	$ 401,600	$ —	$ 401,600
KRW	27,951,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.40% (pays quarterly)	1/11/26	71,133	—	71,133
KRW	30,873,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.43% (pays quarterly)	1/11/26	97,010	—	97,010
KRW	18,485,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.39% (pays quarterly)	1/12/26	42,996	—	42,996
KRW	26,932,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.39% (pays quarterly)	1/12/26	63,716	—	63,716
KRW	15,578,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.24% (pays quarterly)	1/17/26	(6,384)	—	(6,384)
KRW	33,784,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.40% (pays quarterly)	3/15/26	95,070	—	95,070
KRW	28,582,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.70% (pays quarterly)	9/21/27	480,136	—	480,136
KRW	22,980,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.73% (pays quarterly)	9/21/27	407,992	—	407,992
KRW	12,965,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.57% (pays quarterly)	6/21/28	201,210	—	201,210
KRW	12,965,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.60% (pays quarterly)	6/21/28	217,029	—	217,029
KRW	13,412,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.61% (pays quarterly)	6/21/28	226,850	—	226,850
KRW	20,704,100	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	1.65% (pays quarterly)	7/19/31	(1,690,783)	—	(1,690,783)
MXN	1,044,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	9.19% (pays monthly)	2/18/28	1,455,355	—	1,455,355
MXN	200,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.71% (pays monthly)	4/17/28	83,942	—	83,942
MXN	608,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.73% (pays monthly)	4/17/28	282,493	—	282,493
MXN	269,900	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.56% (pays monthly)	4/18/28	22,330	—	22,330
NZD	92,630	Pays	3-month NZD Bank Bill (pays quarterly)	5.17% (pays semi-annually)	1/11/25	697,914	—	697,914
NZD	95,900	Pays	3-month NZD Bank Bill (pays quarterly)	5.19% (pays semi-annually)	1/11/25	736,812	—	736,812
42
See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
NZD	14,130	Pays	3-month NZD Bank Bill (pays quarterly)	3.98% (pays semi-annually)	7/25/27	$ (52,306)	$ —	$ (52,306)
NZD	18,850	Pays	3-month NZD Bank Bill (pays quarterly)	4.00% (pays semi-annually)	7/25/27	(61,671)	—	(61,671)
NZD	24,380	Pays	3-month NZD Bank Bill (pays quarterly)	4.00% (pays semi-annually)	7/25/27	(79,764)	—	(79,764)
NZD	27,000	Pays	3-month NZD Bank Bill (pays quarterly)	2.09% (pays semi-annually)	9/23/31	(2,531,158)	—	(2,531,158)
NZD	6,400	Pays	3-month NZD Bank Bill (pays quarterly)	4.18% (pays semi-annually)	6/28/32	40,440	—	40,440
NZD	15,700	Pays	3-month NZD Bank Bill (pays quarterly)	4.18% (pays semi-annually)	6/28/32	98,532	—	98,532
NZD	13,900	Pays	3-month NZD Bank Bill (pays quarterly)	4.21% (pays semi-annually)	6/28/32	94,636	—	94,636
PLN	54,770	Receives	6-month PLN WIBOR (pays semi-annually)	2.49% (pays annually)	10/14/26	1,168,171	—	1,168,171
PLN	163,380	Receives	6-month PLN WIBOR (pays semi-annually)	2.49% (pays annually)	10/15/26	3,489,044	—	3,489,044
PLN	85,600	Receives	6-month PLN WIBOR (pays semi-annually)	3.39% (pays annually)	12/15/26	1,782,741	—	1,782,741
PLN	48,710	Receives	6-month PLN WIBOR (pays semi-annually)	5.56% (pays annually)	12/21/27	50,176	—	50,176
PLN	55,790	Receives	6-month PLN WIBOR (pays semi-annually)	6.02% (pays annually)	12/21/27	(211,988)	—	(211,988)
PLN	28,570	Receives	6-month PLN WIBOR (pays semi-annually)	5.53% (pays annually)	12/21/32	(32,359)	—	(32,359)
PLN	32,630	Receives	6-month PLN WIBOR (pays semi-annually)	5.85% (pays annually)	12/21/32	(231,733)	—	(231,733)
TWD	960,300	Receives	3-month TWD TAIBOR (pays quarterly)	1.17% (pays quarterly)	12/21/27	242,323	—	242,323
TWD	2,889,000	Receives	3-month TWD TAIBOR (pays quarterly)	1.19% (pays quarterly)	12/21/27	641,536	—	641,536
USD	4,050	Receives	SOFR (pays annually)	1.21% (pays annually)	11/29/26	363,670	—	363,670
USD	5,458	Pays	SOFR (pays annually)	1.60% (pays semi-annually)	3/10/27	(384,465)	(4,287)	(388,752)
USD	53,814	Receives	SOFR (pays annually)	1.60% (pays semi-annually)	3/10/27	3,787,047	44,818	3,831,865
USD	50,000	Pays	SOFR (pays annually)	3.55% (pays semi-annually)	3/16/28	508,522	—	508,522
USD	75,000	Pays	SOFR (pays annually)	3.57% (pays semi-annually)	3/16/28	825,220	—	825,220
USD	64,000	Pays	SOFR (pays annually)	3.55% (pays annually)	3/20/28	595,905	—	595,905
USD	16,220	Receives	SOFR (pays annually)	1.26% (pays annually)	11/9/31	2,533,460	—	2,533,460
USD	830	Pays	SOFR (pays annually)	1.94% (pays annually)	3/17/32	(80,752)	87,419	6,667
USD	24,452	Receives	SOFR (pays annually)	1.94% (pays annually)	3/17/32	2,377,581	1,249	2,378,830
43
See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
USD	10,205	Pays	SOFR (pays annually)	3.23% (pays semi-annually)	1/13/33	$ 43,212	$ —	$ 43,212
USD	4,900	Pays	SOFR (pays annually)	3.27% (pays annually)	4/3/33	40,537	—	40,537
USD	10,000	Pays	SOFR (pays annually)	3.28% (pays annually)	4/3/33	92,118	—	92,118
USD	1,800	Receives	SOFR (pays annually)	1.43% (pays annually)	11/9/51	558,260	—	558,260
USD	18,700	Pays	SOFR (pays annually)	2.60% (pays semi-annually)	7/18/52	(1,868,207)	—	(1,868,207)
USD	31,130	Pays	SOFR (pays annually)	2.86% (pays semi-annually)	1/18/53	(764,843)	—	(764,843)
ZAR	72,640	Pays	3-month ZAR JIBAR (pays quarterly)	5.47% (pays quarterly)	2/24/26	(284,332)	151	(284,181)
ZAR	476,700	Pays	3-month ZAR JIBAR (pays quarterly)	5.52% (pays quarterly)	2/24/26	(1,830,931)	1,018	(1,829,913)
ZAR	474,850	Pays	3-month ZAR JIBAR (pays quarterly)	5.82% (pays quarterly)	3/11/26	(1,619,729)	1,145	(1,618,584)
ZAR	474,840	Pays	3-month ZAR JIBAR (pays quarterly)	5.88% (pays quarterly)	3/11/26	(1,578,167)	1,177	(1,576,990)
ZAR	327,631	Pays	3-month ZAR JIBAR (pays quarterly)	8.30% (pays quarterly)	9/21/27	(9,475)	—	(9,475)
ZAR	332,669	Pays	3-month ZAR JIBAR (pays quarterly)	8.31% (pays quarterly)	9/21/27	(1,392)	—	(1,392)
ZAR	673,138	Pays	3-month ZAR JIBAR (pays quarterly)	7.67% (pays quarterly)	1/19/28	(1,063,624)	336	(1,063,288)
ZAR	649,365	Pays	3-month ZAR JIBAR (pays quarterly)	7.71% (pays quarterly)	1/19/28	(963,535)	369	(963,166)
ZAR	642,466	Pays	3-month ZAR JIBAR (pays quarterly)	8.39% (pays quarterly)	2/24/28	26,592	861	27,453
ZAR	603,659	Pays	3-month ZAR JIBAR (pays quarterly)	8.39% (pays quarterly)	2/24/28	31,804	813	32,617
ZAR	676,098	Pays	3-month ZAR JIBAR (pays quarterly)	8.26% (pays quarterly)	2/27/28	(170,699)	787	(169,912)
ZAR	646,777	Pays	3-month ZAR JIBAR (pays quarterly)	8.38% (pays quarterly)	2/27/28	10,338	864	11,202
Total						$28,710,194	$135,626	$28,845,820
44
See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Credit Default Swaps - Sell Protection (Centrally Cleared)
Reference Entity	Notional Amount* (000's omitted)	Contract Annual Fixed Rate**	Current Market Annual Fixed Rate***	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Colombia	$ 42,600	1.00% (pays quarterly)(1)	2.93%	6/20/28	$ (3,577,105)	$ 3,725,532	$ 148,427
Petroleos Mexicanos	34,856	1.00% (pays quarterly)(1)	6.06	12/20/27	(6,481,108)	5,751,370	(729,738)
Petroleos Mexicanos	77,200	1.00% (pays quarterly)(1)	6.28	6/20/28	(16,121,876)	16,451,135	329,259
Total	$154,656				$(26,180,089)	$25,928,037	$ (252,052)
Credit Default Swaps - Buy Protection (Centrally Cleared)
Reference Entity	Notional Amount (000's omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Austria	$ 18,213	1.00% (pays quarterly)(1)	6/20/28	$ (737,132)	$ 714,608	$ (22,524)
Finland	18,801	0.25% (pays quarterly)(1)	6/20/28	(36,645)	(8,854)	(45,499)
France	87,573	0.25% (pays quarterly)(1)	6/20/28	30,082	(205,841)	(175,759)
Germany	85,444	0.25% (pays quarterly)(1)	6/20/28	(487,176)	363,679	(123,497)
Hungary	19,438	1.00% (pays quarterly)(1)	6/20/28	584,882	(654,103)	(69,221)
Malaysia	115,000	1.00% (pays quarterly)(1)	6/20/28	(1,696,760)	813,867	(882,893)
Malaysia	171,450	1.00% (pays quarterly)(1)	6/20/28	(2,529,648)	1,443,316	(1,086,332)
Markit CDX Emerging Markets Index (CDX.EM.31.V3)	860	1.00% (pays quarterly)(1)	6/20/24	(422)	(30,072)	(30,494)
Markit CDX Emerging Markets Index (CDX.EM.39.V1)	92,100	1.00% (pays quarterly)(1)	6/20/28	5,473,686	(6,296,051)	(822,365)
Markit CDX North America High Yield Index (CDX.NA.HY.40.V1)	122,000	5.00% (pays quarterly)(1)	6/20/28	(2,433,449)	(178,905)	(2,612,354)
Mexico	128,394	1.00% (pays quarterly)(1)	6/20/28	597,610	(2,433,833)	(1,836,223)
Philippines	127,900	1.00% (pays quarterly)(1)	6/20/28	(544,827)	(575,014)	(1,119,841)
Poland	73,949	1.00% (pays quarterly)(1)	6/20/28	(354,081)	(160,187)	(514,268)
Qatar	62,500	1.00% (pays quarterly)(1)	6/20/28	(1,760,309)	1,474,029	(286,280)
Saudi Arabia	265,800	1.00% (pays quarterly)(1)	6/20/28	(4,964,091)	3,803,772	(1,160,319)
South Africa	207,567	1.00% (pays quarterly)(1)	6/20/28	15,753,202	(17,756,500)	(2,003,298)
South Africa	58,700	1.00% (pays quarterly)(1)	6/20/29	6,217,687	(5,261,647)	956,040
45
See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Credit Default Swaps - Buy Protection (Centrally Cleared) (continued)
Reference Entity	Notional Amount (000's omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
South Africa	$ 9,464	1.00% (pays quarterly)(1)	6/20/31	$ 1,445,606	$ (1,174,704)	$ 270,902
Spain	127,300	1.00% (pays quarterly)(1)	6/20/28	(2,814,305)	2,884,456	70,151
Turkey	329,252	1.00% (pays quarterly)(1)	6/20/28	56,269,657	(57,568,840)	(1,299,183)
United Kingdom	85,267	1.00% (pays quarterly)(1)	6/20/28	(3,087,844)	2,805,892	(281,952)
Total				$64,925,723	$ (78,000,932)	$ (13,075,209)
Credit Default Swaps - Sell Protection (OTC)
Reference Entity	Counterparty	Notional Amount* (000's omitted)	Contract Annual Fixed Rate**	Current Market Annual Fixed Rate***	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Vietnam	Barclays Bank PLC	$ 18,700	1.00% (pays quarterly)(1)	1.31%	6/20/28	$ (240,010)	$ 389,022	$ 149,012
Vietnam	Goldman Sachs International	19,880	1.00% (pays quarterly)(1)	0.57	6/20/24	117,830	(67,667)	50,163
Vietnam	Goldman Sachs International	96,614	1.00% (pays quarterly)(1)	1.31	6/20/28	(1,241,355)	1,583,167	341,812
Vietnam	Nomura International PLC	3,500	1.00% (pays quarterly)(1)	1.31	6/20/28	(44,922)	77,943	33,021
Total		$138,694				$ (1,408,457)	$1,982,465	$574,008
Credit Default Swaps - Buy Protection (OTC)
Reference Entity	Counterparty	Notional Amount (000's omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Czech Republic	JPMorgan Chase Bank, N.A.	$19,840	1.00% (pays quarterly)(1)	6/20/28	$ (610,016)	$ 587,570	$ (22,446)
Dubai	Barclays Bank PLC	6,348	1.00% (pays quarterly)(1)	12/20/24	(65,325)	(34,604)	(99,929)
Dubai	Barclays Bank PLC	9,572	1.00% (pays quarterly)(1)	12/20/24	(98,503)	(52,223)	(150,726)
Egypt	Barclays Bank PLC	9,744	1.00% (pays quarterly)(1)	12/20/24	2,392,671	(314,522)	2,078,149
Egypt	JPMorgan Chase Bank, N.A.	9,097	1.00% (pays quarterly)(1)	12/20/24	2,233,798	(293,038)	1,940,760
Romania	Barclays Bank PLC	19,120	1.00% (pays quarterly)(1)	6/20/28	836,011	(1,045,329)	(209,318)
Saudi Arabia	Barclays Bank PLC	25,486	1.00% (pays quarterly)(1)	6/20/31	(325,904)	(382,169)	(708,073)
46
See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Credit Default Swaps - Buy Protection (OTC) (continued)
Reference Entity	Counterparty	Notional Amount (000's omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Saudi Arabia	Goldman Sachs International	$57,200	1.00% (pays quarterly)(1)	6/20/33	$ (543,391)	$ (186,879)	$ (730,270)
Sweden	Barclays Bank PLC	41,185	0.25% (pays quarterly)(1)	6/20/28	(204,411)	142,034	(62,377)
Total					$3,614,930	$ (1,579,160)	$2,035,770
*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At April 30, 2023, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $293,350,000.
**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.
***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.
(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.
Total Return Swaps (OTC)
Counterparty	Notional Amount (000's omitted)		Portfolio Receives	Portfolio Pays	Termination Date	Value/Unrealized Appreciation (Depreciation)
Barclays Bank PLC	USD	13,700	SOFR (pays upon termination)	Return on iBoxx USD Liquid Leveraged Loans Index (pays upon termination)	6/20/23	$ (383,167)
BNP Paribas	USD	347,000	Excess Return on Bloomberg Commodity 1 Month Forward Index (pays upon termination)	Excess Return on Bloomberg Commodity Index + 0.13% (pays upon termination)	8/25/23	(101,245)
BNP Paribas	USD	130,000	Excess Return on Bloomberg Commodity 3 Month Forward Index (pays upon termination)	Excess Return on Bloomberg Commodity Index + 0.13% (pays upon termination)	8/25/23	(186,800)
Citibank, N.A.	KRW	49,000	Positive Return on KOSPI 200 Index Futures 6/2023 (pays upon termination)	Negative Return on KOSPI 200 Index Futures 6/2023 (pays upon termination)	6/8/23	153,627
						$ (517,585)
47
See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Cross-Currency Swaps (OTC)
Counterparty	Portfolio Receives	Portfolio Pays	Effective Date/ Termination Date(1)	Value/Unrealized Appreciation (Depreciation)
Barclays Bank PLC	1-day Indice Camara Promedio Rate on CLP 7,890,662,080 (pays semi-annually)*	1.41% on CLP equivalent of CLF 224,000 (pays semi-annually)*	Not Applicable/ 1/13/33	$ 274,770
BNP Paribas	3-month PLN WIBOR + 1.45% on PLN 33,244,125 (Notional Amount) (pays quarterly) plus EUR equivalent of Notional Amount at effective date**	3-month EURIBOR on EUR equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount**	10/14/25/ 10/14/28	101,921
Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 2,698,942,950 (pays semi-annually)*	2.10% on CLP equivalent of CLF 85,000 (pays semi-annually)*	Not Applicable/ 4/8/32	(567,101)
Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 8,224,633,060 (pays semi-annually)*	2.25% on CLP equivalent of CLF 259,000 (pays semi-annually)*	Not Applicable/ 4/11/32	(1,873,536)
Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 1,531,614,475 (pays semi-annually)*	1.85% on CLP equivalent of CLF 47,900 (pays semi-annually)*	Not Applicable/ 4/20/32	(267,416)
				$(2,331,362)
(1)	Effective date represents the date on which the Portfolio and counterparty exchange the currencies and begin interest payment accrual.
*	At the termination date, the Portfolio will either pay or receive the USD equivalent of the difference between the initial CLP notional amount and the CLP equivalent of the CLF notional amount on such date.
**	The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.
Abbreviations:
ADR	– American Depositary Receipt
BUBOR	– Budapest Interbank Offered Rate
CPI-U (NSA)	– Consumer Price Index All Urban Non-Seasonally Adjusted
EURIBOR	– Euro Interbank Offered Rate
GDP	– Gross Domestic Product
HICP	– Harmonised Indices of Consumer Prices
JIBAR	– Johannesburg Interbank Average Rate

LIBOR	– London Interbank Offered Rate
OTC	– Over-the-counter
PIK	– Payment In Kind
SOFR	– Secured Overnight Financing Rate
TAIBOR	– Taipei Interbank Offered Rate
WIBOR	– Warsaw Interbank Offered Rate

Currency Abbreviations:
AED	– United Arab Emirates Dirham
AMD	– Armenian Dram
ARS	– Argentine Peso
AUD	– Australian Dollar
BHD	– Bahraini Dinar
BRL	– Brazilian Real
CAD	– Canadian Dollar
CLF	– Chilean Unidad de Fomento
CLP	– Chilean Peso
CNH	– Yuan Renminbi Offshore
COP	– Colombian Peso
CZK	– Czech Koruna
DOP	– Dominican Peso

EGP	– Egyptian Pound
EUR	– Euro
HUF	– Hungarian Forint
IDR	– Indonesian Rupiah
ILS	– Israeli Shekel
INR	– Indian Rupee
ISK	– Icelandic Krona
JPY	– Japanese Yen
KES	– Kenyan Shilling
KRW	– South Korean Won
LKR	– Sri Lankan Rupee
MXN	– Mexican Peso
MYR	– Malaysian Ringgit
48
See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

NOK	– Norwegian Krone
NZD	– New Zealand Dollar
OMR	– Omani Rial
PEN	– Peruvian Sol
PHP	– Philippine Peso
PLN	– Polish Zloty
RON	– Romanian Leu
RSD	– Serbian Dinar
SAR	– Saudi Riyal
SEK	– Swedish Krona

THB	– Thai Baht
TRY	– Turkish Lira
TWD	– New Taiwan Dollar
UAH	– Ukrainian Hryvnia
UGX	– Ugandan Shilling
USD	– United States Dollar
UYU	– Uruguayan Peso
UZS	– Uzbekistani Som
ZAR	– South African Rand
ZMW	– Zambian Kwacha

49
See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2023
Consolidated Statement of Assets and Liabilities (Unaudited)

April 30, 2023
Assets
Unaffiliated investments, at value (identified cost $2,155,462,678)	$ 1,938,463,314
Affiliated investment, at value (identified cost $168,574,038)	168,574,038
Cash	1,164,891
Deposits for derivatives collateral:
Centrally cleared derivatives	188,903,341
OTC derivatives	5,889,000
Foreign currency, at value (identified cost $59,817,417)	60,374,799
Interest and dividends receivable	40,978,830
Dividends receivable from affiliated investment	716,061
Receivable for investments sold	24,603,311
Cash collateral for securities sold short	15,151,280
Receivable for open forward foreign currency exchange contracts	20,034,945
Receivable for open swap contracts	5,123,235
Upfront payments on open non-centrally cleared swap contracts	2,376,431
Receivable for closed swap contracts	937,936
Receivable for open non-deliverable bond forward contracts	543,242
Tax reclaims receivable	40,243
Total assets	$2,473,874,897
Liabilities
Cash collateral due to brokers	$ 4,270,000
Written options outstanding, at value (premiums received $500,488)	349,274
Payable for investments purchased	29,274,101
Payable for securities sold short, at value (proceeds $170,950,755)	171,509,063
Payable for variation margin on open futures contracts	1,813,676
Payable for variation margin on open centrally cleared derivatives	5,264,852
Payable for open forward foreign currency exchange contracts	14,370,096
Payable for open swap contracts	5,362,404
Payable for closed swap contracts	1,526,773
Upfront receipts on open non-centrally cleared swap contracts	2,779,736
Payable for closed non-deliverable bond forward contracts	46,175
Payable for open non-deliverable bond forward contracts	1,615,991
Payable to affiliates:
Investment adviser fee	1,718,936
Trustees' fees	9,223
Other	61,634
Interest payable on securities sold short	4,052,208
Accrued foreign capital gains taxes	121,152
Accrued expenses	1,285,779
Total liabilities	$ 245,431,073
Net Assets applicable to investors' interest in Portfolio	$2,228,443,824
50
See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2023
Consolidated Statement of Operations (Unaudited)

Six Months Ended
April 30, 2023
Investment Income
Dividend income (net of foreign taxes withheld of $182,723)	$ 1,470,689
Dividend income from affiliated investment	4,460,151
Interest and other income (net of foreign taxes withheld of $367,485)	77,472,176
Total investment income	$ 83,403,016
Expenses
Investment adviser fee	$ 10,027,393
Trustees’ fees and expenses	54,255
Custodian fee	663,353
Legal and accounting services	155,714
Interest expense and fees	1,467,866
Interest and dividend expense on securities sold short	3,571,204
Miscellaneous	42,319
Total expenses	$ 15,982,104
Deduct:
Waiver and/or reimbursement of expenses by affiliate	$ 292,492
Total expense reductions	$ 292,492
Net expenses	$ 15,689,612
Net investment income	$ 67,713,404
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$(118,609,958)
Securities sold short	(1,413,839)
Futures contracts	14,961,351
Swap contracts	(4,791,065)
Foreign currency transactions	4,379,522
Forward foreign currency exchange contracts	(5,564,078)
Non-deliverable bond forward contracts	11,543,418
Net realized loss	$ (99,494,649)
Change in unrealized appreciation (depreciation):
Investments (including net increase in accrued foreign capital gains taxes of $121,152)	$ 288,176,979
Written options	151,214
Securities sold short	(6,350,627)
Futures contracts	(28,866,069)
Swap contracts	(45,145,108)
Foreign currency	1,898,269
Forward foreign currency exchange contracts	(40,223,070)
Non-deliverable bond forward contracts	(3,220,721)
Net change in unrealized appreciation (depreciation)	$ 166,420,867
Net realized and unrealized gain	$ 66,926,218
Net increase in net assets from operations	$ 134,639,622
51
See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2023
Consolidated Statements of Changes in Net Assets

	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 67,713,404	$ 134,697,184
Net realized gain (loss)	(99,494,649)	139,946,227
Net change in unrealized appreciation (depreciation)	166,420,867	(378,537,426)
Net increase (decrease) in net assets from operations	$ 134,639,622	$ (103,894,015)
Capital transactions:
Contributions	$ 291,736,806	$ 273,908,421
Withdrawals	(142,703,706)	(857,398,700)
Net increase (decrease) in net assets from capital transactions	$ 149,033,100	$ (583,490,279)
Net increase (decrease) in net assets	$ 283,672,722	$ (687,384,294)
Net Assets
At beginning of period	$ 1,944,771,102	$ 2,632,155,396
At end of period	$2,228,443,824	$1,944,771,102
52
See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2023
Consolidated Financial Highlights

	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31,
Ratios/Supplemental Data		2022	2021	2020	2019	2018
Ratios (as a percentage of average daily net assets):
Expenses (1)	1.48% (2)(3)(4)	1.17% (3)(4)	1.12%	1.11% (3)	1.26% (3)	1.11% (3)
Net investment income	6.39% (2)	6.13%	5.37%	5.69%	5.86%	5.09%
Portfolio Turnover	59% (5)	94%	82%	80%	71%	75%
Total Return	6.77% (5)	(4.83)% (3)	5.94%	6.57% (3)	8.22% (3)	(7.08)% (3)
Net assets, end of period (000’s omitted)	$2,228,444	$1,944,771	$2,632,155	$3,045,720	$3,331,278	$4,516,938
(1)	Includes interest and/or dividend expense, including on securities sold short and/or reverse repurchase agreements if applicable, of 0.48%, 0.16%, 0.11%, 0.09%, 0.24% and 0.07% of average daily net assets for the six months ended April 30, 2023 and the years ended October 31, 2022, 2021, 2020, 2019 and 2018, respectively.
(2)	Annualized.
(3)	The investment adviser reimbursed certain operating expenses (equal to 0.01%, 0.01%, 0.04%, 0.05% and 0.03% of average daily net assets for the six months ended April 30, 2023 and the years ended October 31, 2022, 2020, 2019 and 2018, respectively). Absent this reimbursement, total return would be lower.
(4)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to 0.02% and less than 0.005% of average daily net assets for the six months ended April 30, 2023 and the year ended October 31, 2022, respectively).
(5)	Not annualized.
53

Global Macro Absolute Return Advantage Portfolio
April 30, 2023
Notes to Consolidated Financial Statements (Unaudited)

1  Significant Accounting Policies
Global Macro Absolute Return Advantage Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2023, Eaton Vance Global Macro Absolute Return Advantage Fund, Eaton Vance Short Duration Strategic Income Fund and Eaton Vance International (Cayman Islands) Short Duration Strategic Income Fund held an interest of 73.2%, 26.3% and 0.5%, respectively, in the Portfolio.
The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GMAP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at April 30, 2023 were $19,335,885 or 0.9% of the Portfolio’s consolidated net assets. The accompanying consolidated financial statements include the accounts of the Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.
The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Derivatives. U.S. exchange-traded options are valued at the mean between the bid and ask prices at valuation time as reported by the Options Price Reporting Authority. Non-U.S. exchange-traded options and over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded, with adjustments for fair valuation for certain foreign futures contracts as described below. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Non-deliverable bond forward contracts are generally valued based on the current price of the underlying bond as provided by a third party pricing service and current interest rates. Swaps and options on credit default swaps ("swaptions") are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. In the case of total return swaps, pricing service valuations are based on the value of the underlying index or instrument and reference interest rate. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers.
Foreign Securities, Futures Contracts and Currencies. Foreign securities, futures contracts and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities and certain exchange-traded foreign futures contracts generally is determined as of the close of trading on the principal exchange on which such securities and contracts trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities and certain foreign futures contracts to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities and foreign futures contracts that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities and foreign futures contracts to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities and foreign futures contracts.
54

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April 30, 2023
Notes to Consolidated Financial Statements (Unaudited) — continued

Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Portfolio’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends, interest and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.
D   Federal and Other Taxes—The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.
In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.
The Subsidiary is treated as a controlled foreign corporation under the Internal Revenue Code and is not expected to be subject to U.S. federal income tax. The Portfolio is treated as a U.S. shareholder of the Subsidiary. As a result, the Portfolio is required to include in gross income for U.S. federal tax purposes all of the Subsidiary’s income, whether or not such income is distributed by the Subsidiary. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by the Portfolio.
As of April 30, 2023, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
F  Unfunded Loan Commitments—The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower's discretion. These commitments, if any, are disclosed in the accompanying Consolidated Portfolio of Investments.
G  Use of Estimates—The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
H   Indemnifications—Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could
55

Global Macro Absolute Return Advantage Portfolio
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Notes to Consolidated Financial Statements (Unaudited) — continued

be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.
I  Futures Contracts—Upon entering into a futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, index, or commodity and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.
J  Forward Foreign Currency Exchange and Non-Deliverable Bond Forward Contracts—The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. While forward foreign currency exchange contracts are privately negotiated agreements between the Portfolio and a counterparty, certain contracts may be “centrally cleared”, whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared contracts, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared contracts, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The Portfolio may also enter into non-deliverable bond forward contracts for the purchase or sale of a bond denominated in a non-deliverable foreign currency at a fixed price on a future date. For non-deliverable bond forward contracts, unrealized gains and losses, based on changes in the value of the contract, and realized gains and losses are accounted for as described above. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. In the case of centrally cleared contracts, counterparty risk is minimal due to protections provided by the CCP.
K  Purchased Options—Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. As the purchaser of an index option, the Portfolio has the right to receive a cash payment equal to any depreciation in the value of the index below the exercise price of the option (in the case of a put) or equal to any appreciation in the value of the index over the exercise price of the option (in the case of a call) as of the valuation date of the option. If an option which the Portfolio had purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Portfolio exercises a put option on a security, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option on a security, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.
L  Written Options—Upon the writing of a call or a put option, the premium received by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Portfolio is required to deliver an amount of cash determined by the excess of the exercise price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the exercise price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Portfolio may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.
M  Interest Rate Swaps— Swap contracts are privately negotiated agreements between the Portfolio and a counterparty. Certain swap contracts may be centrally cleared. Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made, including amortization of upfront payments/receipts, if any (which are amortized over the life of the swap contract), are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of
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Notes to Consolidated Financial Statements (Unaudited) — continued

the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.
N  Inflation Swaps—Pursuant to inflation swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark index in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) in exchange for floating-rate payments based on the return of a benchmark index. By design, the benchmark index is an inflation index, such as the Consumer Price Index. The accounting policy for payments received or made and changes in the underlying value of the inflation swap are the same as for interest rate swaps as described above. The value of the swap is determined by changes in the relationship between the rate of interest and the benchmark index. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from the unanticipated movements in value of interest rates or the index.
O  Cross-Currency Swaps—Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.
P  Credit Default Swaps—When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed- upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or CCP in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments and receipts, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments or receipts for non-centrally cleared swaps are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments or receipts, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 6 and 10. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
Q  Total Return Swaps—In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index for a specified period of time. In return, the buyer pays the counterparty a fixed or variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.
R  Swaptions—A purchased swaption contract grants the Portfolio, in return for payment of the purchase price, the right, but not the obligation, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. When the Portfolio purchases a swaption, the premium paid to the writer is recorded as an investment and subsequently marked-to-market to reflect the current value of the swaption. A written swaption gives the Portfolio the obligation, if exercised by the purchaser, to enter into a swap contract according to the terms of the underlying agreement. When the Portfolio writes a swaption, the premium received by the Portfolio is recorded as a liability and subsequently marked-to-market to reflect the current value of the swaption. When a swaption is exercised, the cost of the swap is adjusted by the amount of the premium paid or received. When a swaption expires or an unexercised swaption is closed, a gain or loss is recognized in the amount of the premium paid or received, plus the cost to close. The Portfolio’s risk for purchased swaptions is limited to the premium paid. The writer of a swaption bears the risk of unfavorable changes in the preset terms of the underlying swap contract. Purchased swaptions traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.
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Notes to Consolidated Financial Statements (Unaudited) — continued

S  Repurchase Agreements—A repurchase agreement is the purchase by the Portfolio of securities from a counterparty in exchange for cash that is coupled with an agreement to resell those securities to the counterparty at a specified date and price. When a repurchase agreement is entered, the Portfolio typically receives securities with a value that equals or exceeds the repurchase price, including any accrued interest earned on the agreement. The value of such securities will be marked-to-market daily, and cash or additional securities will be exchanged between the parties as needed. Except in the case of a repurchase agreement entered to settle a short sale, the value of the securities delivered to the Portfolio will be at least equal to 90% of the repurchase price during the term of the repurchase agreement. The terms of a repurchase agreement entered to settle a short sale may provide that the cash purchase price paid by the Portfolio is more than the value of purchased securities that effectively collateralize the repurchase price payable by the counterparty. In the event of insolvency of the counterparty to a repurchase agreement, recovery of the repurchase price owed to the Portfolio may be delayed. Such an insolvency also may result in a loss to the extent that the value of the purchased securities decreases during the delay or that value has otherwise not been maintained at an amount at least equal to the repurchase price.
T  Reverse Repurchase Agreements—Under a reverse repurchase agreement, the Portfolio temporarily transfers possession of a portfolio security to another party, such as a bank or broker/dealer, in return for cash. At the same time, the Portfolio agrees to repurchase the security at an agreed upon time and price, which reflects an interest payment. In periods of increased demand for a security, the Portfolio may receive a payment from the counterparty for the use of the security, which is recorded as interest income. Because the Portfolio retains effective control over the transferred security, the transaction is accounted for as a secured borrowing. The Portfolio may enter into such agreements when it believes it is able to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. When the Portfolio enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Portfolio’s assets. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds (and the counterparty making a loan), they constitute a form of leverage. The Portfolio segregates cash or liquid assets equal to its obligation to repurchase the security. During the term of the agreement, the Portfolio may also be obligated to pledge additional cash and/or securities in the event of a decline in the fair value of the transferred security. In the event the counterparty to a reverse repurchase agreement becomes insolvent, recovery of the security transferred by the Portfolio may be delayed or the Portfolio may incur a loss equal to the amount by which the value of the security transferred by the Portfolio exceeds the repurchase price payable by the Portfolio.
U  Securities Sold Short—A short sale is a transaction in which the Portfolio sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer with an obligation to replace such borrowed security at a later date. Until the security is replaced, the Portfolio is required to repay the lender any dividends or interest, which accrue during the period of the loan. The proceeds received from a short sale are recorded as a liability and the Portfolio records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination. A gain, limited to the price at which the Portfolio sold the security short, or a loss, potentially unlimited as there is no upward limit on the price of a security, is recorded when the short position is terminated. Interest and dividends payable on securities sold short are recorded as an expense.
V  Stripped Mortgage-Backed Securities—The Portfolio may invest in Interest Only (IO) and Principal Only (PO) securities,  forms of stripped mortgage- backed securities, whereby the IO security receives all the interest and the PO security receives all the principal on a pool of mortgage assets. The yield to maturity on an IO security is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the yield to maturity from these securities. If the underlying mortgages experience greater than anticipated prepayments of principal, the Portfolio may fail to recoup its initial investment in an IO security. The market value of IO and PO securities can be unusually volatile due to changes in interest rates.
W  Interim Consolidated Financial Statements—The interim consolidated financial statements relating to April 30, 2023 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the consolidated financial statements.
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Notes to Consolidated Financial Statements (Unaudited) — continued

2  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Portfolio and the Subsidiary. The Portfolio and Subsidiary each pay BMR a fee computed at an annual rate as a percentage of its respective average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	1.000%
$500 million but less than $1 billion	0.950%
$1 billion but less than $2.5 billion	0.925%
$2.5 billion but less than $5 billion	0.900%
$5 billion and over	0.880%
In determining the investment adviser fee for the Portfolio and Subsidiary, the applicable advisory fee rate is based on the average daily net assets of the Portfolio (inclusive of its interest in the Subsidiary). Such fee rate is then assessed separately on the Portfolio’s average daily net assets (exclusive of its interest in the Subsidiary) and the Subsidiary’s average daily net assets to determine the amount of the investment adviser fee. For the six months ended April 30, 2023, the Portfolio’s investment adviser fee amounted to $10,027,393 or 0.95% (annualized) of the Portfolio’s consolidated average daily net assets. The Portfolio may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Portfolio is reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Fund. For the six months ended April 30, 2023, the investment adviser fee paid was reduced by $160,063 relating to the Portfolio’s investment in the Liquidity Fund. Pursuant to an expense reimbursement, BMR was allocated $132,429 of the Portfolio’s operating expenses for the six months ended April 30, 2023.
Pursuant to an investment sub-advisory agreement, BMR has delegated a portion of the investment management of the Portfolio to Eaton Vance Advisers International Ltd. (EVAIL), an affiliate of BMR and an indirect, wholly-owned subsidiary of Morgan Stanley. BMR pays EVAIL a portion of its investment adviser fee for sub-advisory services provided to the Portfolio.
Trustees and officers of the Portfolio who are members of BMR’s organization receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2023, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organization.
3  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and securities sold short, for the six months ended April 30, 2023 were as follows:
	Purchases	Sales
Investments (non-U.S. Government)	$ 846,003,656	$ 1,882,770,465
U.S. Government and Agency Securities	—	98,760,738
	$846,003,656	$1,981,531,203
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Global Macro Absolute Return Advantage Portfolio
April 30, 2023
Notes to Consolidated Financial Statements (Unaudited) — continued

4  Federal Income Tax Basis of Investments
The cost and unrealized appreciation (depreciation) of investments of the Portfolio, including open derivative contracts and the Portfolio's investment in the Subsidiary, at April 30, 2023, as determined on a federal income tax basis, were as follows:
Aggregate cost	$2,236,244,839
Gross unrealized appreciation	$ 74,236,133
Gross unrealized depreciation	(383,154,582)
Net unrealized depreciation	$ (308,918,449)
5  Restricted Securities
At April 30, 2023, the Portfolio owned the following securities (representing 0.7% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued by the investment adviser as the Trustees’ valuation designee.
Description	Date(s) of Acquisition	Shares	Cost	Value
Reinsurance Side Cars
Mt. Logan Re, Ltd., Series A-1	12/30/20	8,600	$ 8,600,000	$ 7,467,070
Sussex Capital, Ltd., Designated Investment Series 14	1/24/22	1,114	1,107,140	403,548
Sussex Capital, Ltd., Designated Investment Series 14	11/30/22	1,081	1,080,115	1,124,257
Sussex Capital, Ltd., Series 14, Preference Shares	6/1/21	7,500	5,312,745	6,474,051
Total Restricted Securities			$16,100,000	$15,468,926
6  Financial Instruments
The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options, swaptions, forward foreign currency exchange contracts, non-deliverable bond forward contracts, futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2023 is included in the Consolidated Portfolio of Investments. At April 30, 2023, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.
In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:
Commodity Risk: The Portfolio invests in commodities-linked derivative instruments, including commodity futures contracts, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative instruments are used to enhance total return and/or as a substitute for the purchase or sale of commodities and to manage certain investment risks.
Credit Risk: The Portfolio enters into credit default swap contracts and swaptions to manage certain investment risks and/or to enhance total return or as a substitute for the purchase or sale of securities.
Equity Price Risk: The Portfolio enters into equity index futures contracts and total return swaps to enhance total return and/or to manage certain investment risks.
Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts, currency options and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.
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Global Macro Absolute Return Advantage Portfolio
April 30, 2023
Notes to Consolidated Financial Statements (Unaudited) — continued

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including non-deliverable bond forward contracts, interest rate futures contracts, interest rate swaps, inflation swaps, cross-currency swaps and option contracts to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.
The Portfolio enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2023, the fair value of derivatives with credit-related contingent features in a net liability position was $23,088,463. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $16,606,917 at April 30, 2023.
The OTC derivatives in which the Portfolio invests (except for written options as the Portfolio, not the counterparty, is obligated to perform) are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio (and Subsidiary) has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio (and Subsidiary) may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.
The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio (and Subsidiary) and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Consolidated Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Consolidated Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at April 30, 2023 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 10) at April 30, 2023. Because the Subsidiary is not registered under the 1940 Act, it may not be able to negotiate terms with its counterparties that are equivalent to those a registered portfolio may negotiate. As a result, the Subsidiary may have greater exposure to those counterparties than a registered portfolio.
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Global Macro Absolute Return Advantage Portfolio
April 30, 2023
Notes to Consolidated Financial Statements (Unaudited) — continued

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2023 was as follows:
	Fair Value
Consolidated Statement of Assets and Liabilities Caption	Commodity	Credit	Equity Price	Foreign Exchange	Interest Rate	Total
Unaffiliated investments, at value	$ —	$ 2,037,000	$ —	$ 3,268,285	$ —	$ 5,305,285
Not applicable	—	86,372,412*	193,360*	5,061,092*	64,225,522*	155,852,386
Receivable for open forward foreign currency exchange contracts	—	—	—	20,034,945	—	20,034,945
Receivable/Payable for open swap contracts; Upfront payments/receipts on open non-centrally cleared swap contracts	—	5,580,310	153,627	—	376,691	6,110,628
Receivable for open non-deliverable bond forward contracts	—	—	—	—	543,242	543,242
Total Asset Derivatives	$ —	$ 93,989,722	$ 346,987	$ 28,364,322	$ 65,145,455	$ 187,846,486
Derivatives not subject to master netting or similar agreements	$ —	$ 86,372,412	$ 193,360	$ 5,061,092	$ 64,225,522	$ 155,852,386
Total Asset Derivatives subject to master netting or similar agreements	$ —	$ 7,617,310	$ 153,627	$ 23,303,230	$ 919,933	$ 31,994,100
Written options outstanding, at value	$ —	$ —	$ —	$ (349,274)	$ —	$ (349,274)
Not applicable	—	(47,626,778)*	(1,455,774)*	(20,936,359)*	(46,418,495)*	(116,437,406)
Payable for open forward foreign currency exchange contracts	—	—	—	(14,370,096)	—	(14,370,096)
Payable/Receivable for open swap contracts; Upfront payments/receipts on open non-centrally cleared swap contracts	(288,045)	(3,373,837)	—	—	(3,091,220)	(6,753,102)
Payable for open non-deliverable bond forward contracts	—	—	—	—	(1,615,991)	(1,615,991)
Total Liability Derivatives	$(288,045)	$(51,000,615)	$(1,455,774)	$(35,655,729)	$(51,125,706)	$(139,525,869)
Derivatives not subject to master netting or similar agreements	$ —	$(47,626,778)	$(1,455,774)	$(20,936,359)	$(46,418,495)	$(116,437,406)
Total Liability Derivatives subject to master netting or similar agreements	$(288,045)	$ (3,373,837)	$ —	$(14,719,370)	$ (4,707,211)	$ (23,088,463)
*	Only the current day’s variation margin on open futures contracts and centrally cleared derivatives is reported within the Consolidated Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts and centrally cleared derivatives, as applicable.
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Global Macro Absolute Return Advantage Portfolio
April 30, 2023
Notes to Consolidated Financial Statements (Unaudited) — continued

The Portfolio's derivative assets and liabilities at fair value by risk, which are reported gross in the Consolidated Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio's derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio (and Subsidiary) for such assets and pledged by the Portfolio (and Subsidiary) for such liabilities as of April 30, 2023.
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)	Total Cash Collateral Received
Bank of America, N.A.	$ 1,513,623	$ (1,513,623)	$ —	$ —	$ —	$ —
Barclays Bank PLC	4,927,243	(1,479,577)	—	(3,447,666)	—	3,870,000
BNP Paribas	129,560	(129,560)	—	—	—	—
Citibank, N.A.	1,228,266	(1,228,266)	—	—	—	—
Credit Agricole Corporate and Investment Bank	120,391	—	—	(120,391)	—	130,000
Deutsche Bank AG	438,437	(242,895)	(195,542)	—	—	—
Goldman Sachs International	13,491,341	(8,781,047)	(4,710,294)	—	—	—
HSBC Bank USA, N.A.	960,185	(26,588)	(933,597)	—	—	—
ICBC Standard Bank plc	280,142	—	—	(270,000)	10,142	270,000
JPMorgan Chase Bank, N.A.	4,481,473	(610,016)	(2,137,724)	—	1,733,733	—
Standard Chartered Bank	3,778,678	(3,778,678)	—	—	—	—
UBS AG	644,761	(644,761)	—	—	—	—
	$31,994,100	$(18,435,011)	$(7,977,157)	$(3,838,057)	$1,743,875	$4,270,000

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)	Total Cash Collateral Pledged
Bank of America, N.A.	$ (1,668,845)	$ 1,513,623	$ —	$ —	$ (155,222)	$ —
Barclays Bank PLC	(1,479,577)	1,479,577	—	—	—	—
BNP Paribas	(714,707)	129,560	585,147	—	—	1,619,000
Citibank, N.A.	(3,906,171)	1,228,266	2,677,905	—	—	—
Deutsche Bank AG	(242,895)	242,895	—	—	—	—
Goldman Sachs International	(8,781,047)	8,781,047	—	—	—	—
HSBC Bank USA, N.A.	(26,588)	26,588	—	—	—	—
JPMorgan Chase Bank, N.A.	(610,016)	610,016	—	—	—	—
Nomura International PLC	(44,922)	—	44,922	—	—	—
Standard Chartered Bank	(4,820,050)	3,778,678	1,041,372	—	—	—
UBS AG	(793,645)	644,761	—	—	(148,884)	—
	$(23,088,463)	$18,435,011	$4,349,346	$ —	$(304,106)	$1,619,000
Total — Deposits for derivatives collateral — OTC derivatives						$5,889,000
(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount due from the counterparty in the event of default.
(c)	Net amount represents the net amount payable to the counterparty in the event of default.
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Global Macro Absolute Return Advantage Portfolio
April 30, 2023
Notes to Consolidated Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Consolidated Statement of Operations by risk exposure for the six months ended April 30, 2023 was as follows:
Consolidated Statement of Operations Caption	Commodity	Credit	Equity Price	Foreign Exchange	Interest Rate	Total
Net realized gain (loss):
Investment transactions	$ —	$ —	$ —	$ 2,284,857	$ (2,514,525)	$ (229,668)
Futures contracts	6,093,645	—	(3,187,289)	—	12,054,995	14,961,351
Swap contracts	10,181,930	(25,699,527)	(9,036,320)	(107,676)	19,870,528	(4,791,065)
Forward foreign currency exchange contracts	—	—	—	(5,564,078)	—	(5,564,078)
Non-deliverable bond forward contracts	—	—	—	—	11,543,418	11,543,418
Total	$16,275,575	$(25,699,527)	$(12,223,609)	$ (3,386,897)	$ 40,954,416	$ 15,919,958
Change in unrealized appreciation (depreciation):
Investments	$ —	$ —	$ —	$ 524,546	$ 2,514,483	$ 3,039,029
Written options	—	—	—	151,214	—	151,214
Futures contracts	(8,079,169)	—	(599,551)	—	(20,187,349)	(28,866,069)
Swap contracts	(288,045)	(13,776,647)	153,627	—	(31,234,043)	(45,145,108)
Forward foreign currency exchange contracts	—	—	—	(40,223,070)	—	(40,223,070)
Non-deliverable bond forward contracts	—	—	—	—	(3,220,721)	(3,220,721)
Total	$ (8,367,214)	$(13,776,647)	$ (445,924)	$(39,547,310)	$(52,127,630)	$(114,264,725)
The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended April 30, 2023, which are indicative of the volume of these derivative types, were approximately as follows:
Futures Contracts — Long	Futures Contracts — Short	Forward Foreign Currency Exchange Contracts*	Non-Deliverable Bond Forward Contracts	Purchased Swaptions
$68,346,000	$423,759,000	$3,221,052,000	$207,528,000	$20,000,000
Purchased Call Options	Swap Contracts
$604,614,000	$6,498,629,000
*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.
The average principal amount of purchased and written currency options contracts outstanding during the six months ended April 30, 2023, which are indicative of the volume of these derivative types, were approximately $76,315,000 and $69,157,000, respectively.
64

Global Macro Absolute Return Advantage Portfolio
April 30, 2023
Notes to Consolidated Financial Statements (Unaudited) — continued

7  Line of Credit
The Portfolio participates with other portfolios and funds managed by BMR and its affiliates in a $725 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 24, 2023. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2022, an arrangement fee totaling $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2023.
8  Reverse Repurchase Agreements
There were no reverse repurchase agreements outstanding as of April 30, 2023. For the six months ended April 30, 2023, the average borrowings under settled reverse repurchase agreements and the average annual interest rate paid were approximately $23,083,000 and 4.01%, respectively.
9  Affiliated Investments
At April 30, 2023, the value of the Portfolio's investment in funds that may be deemed to be affiliated was $168,574,038, which represents 7.6% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the six months ended April 30, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$118,583,106	$1,175,631,025	$(1,125,640,093)	$ —	$ —	$168,574,038	$4,460,151	168,574,038
10  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At April 30, 2023, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Collateralized Mortgage Obligations	$ —	$ 67,375,207	$ —	$ 67,375,207
Common Stocks	8,477,405	106,388,226*	639,734	115,505,365
Convertible Bonds	—	7,932,306	—	7,932,306
Foreign Corporate Bonds	—	119,283,045	0	119,283,045
Loan Participation Notes	—	—	34,233,695	34,233,695
Reinsurance Side Cars	—	—	16,815,519	16,815,519
Senior Floating-Rate Loans	—	16,795,240	561,343	17,356,583
Sovereign Government Bonds	—	1,151,408,540	—	1,151,408,540
65

Global Macro Absolute Return Advantage Portfolio
April 30, 2023
Notes to Consolidated Financial Statements (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total
Sovereign Loans	$ —	$ 112,715,605	$ —	$ 112,715,605
U.S. Government Guaranteed Small Business Administration Loans	—	15,199,096	—	15,199,096
Warrants	119,202	—	—	119,202
Miscellaneous	—	—	0	0
Short-Term Investments:
Affiliated Fund	168,574,038	—	—	168,574,038
Repurchase Agreements	—	175,088,743	—	175,088,743
Sovereign Government Securities	—	5,295,241	—	5,295,241
U.S. Treasury Obligations	—	94,829,882	—	94,829,882
Purchased Currency Options	—	3,268,285	—	3,268,285
Purchased Credit Default Swaptions	—	2,037,000	—	2,037,000
Total Investments	$ 177,170,645	$ 1,877,616,416	$ 52,250,291	$ 2,107,037,352
Forward Foreign Currency Exchange Contracts	$ —	$ 25,096,037	$ —	$ 25,096,037
Non-Deliverable Bond Forward Contracts	—	543,242	—	543,242
Futures Contracts	615,740	—	—	615,740
Swap Contracts	—	156,286,182	—	156,286,182
Total	$ 177,786,385	$ 2,059,541,877	$ 52,250,291	$ 2,289,578,553
Liability Description
Securities Sold Short	$ —	$ (171,509,063)	$ —	$ (171,509,063)
Written Currency Options	—	(349,274)	—	(349,274)
Forward Foreign Currency Exchange Contracts	—	(35,306,455)	—	(35,306,455)
Non-Deliverable Bond Forward Contracts	—	(1,615,991)	—	(1,615,991)
Futures Contracts	(6,234,104)	(1,455,774)	—	(7,689,878)
Swap Contracts	—	(94,564,271)	—	(94,564,271)
Total	$ (6,234,104)	$ (304,800,828)	$ —	$ (311,034,932)
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
66

Global Macro Absolute Return Advantage Portfolio
April 30, 2023
Notes to Consolidated Financial Statements (Unaudited) — continued

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
	Common Stocks	Foreign Corporate Bonds	Loan Participation Notes	Reinsurance Side Cars**	Senior Floating-Rate Loans	Sovereign Government Bonds	Sovereign Government Securities	Total
Balance as of October 31, 2022	$467,194	$ 0	$43,646,597	$20,645,423	$608,224	$ 65,632,437	$ 5,286,231	$136,286,106
Realized gains (losses)	—	—	(1,129,991)	—	7,366	—	—	(1,122,625)
Change in net unrealized appreciation (depreciation)	172,540	—	248,679	2,018,953	(14,445)	—	—	2,425,727
Cost of purchases	—	—	—	2,187,255	—	—	—	2,187,255
Proceeds from sales, including return of capital	—	—	(8,531,590)	(8,036,112)	(72,214)	—	—	(16,639,916)
Accrued discount (premium)	—	—	—	—	32,412	—	—	32,412
Transfers to Level 3	—	—	—	—	—	—	—	—
Transfers from Level 3(1)	—	—	—	—	—	(65,632,437)	(5,286,231)	(70,918,668)
Balance as of April 30, 2023	$639,734	$ 0	$34,233,695	$16,815,519	$561,343	$ —	$ —	$ 52,250,291
Change in net unrealized appreciation (depreciation) on investments still held as of April 30, 2023	$172,540	$ —	$ (791,279)	$ 1,424,195	$ (21,621)	$ —	$ —	$ 783,835
*	The Portfolio’s investments in Reinsurance Side Cars were primarily valued on the basis of broker quotations.
(1)	Transferred from Level 3 based on the observability of valuation inputs resulting from new market activity.
Not included in the table above are investments in securities categorized as Miscellaneous in the Portfolio of Investments which were acquired at $0 cost and valued at $0 at April 30, 2023.
The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 investments held as of April 30, 2023:
Type of Investment	Fair Value as of April 30, 2023	Valuation Technique	Unobservable Input	Input	Impact to Valuation from an Increase to Input*
Common Stocks	$ 639,734	Market Approach	EBITDA Multiple Discount Rate	15%	Decrease
Foreign Corporate Bonds	0	Estimated Recovery Value	Estimated Recovery Value Percentage	0%	Increase
Loan Participation Notes	34,233,695	Matrix Pricing	Ajdusted Credit Spread to the Central Bank of Uzbekistan Quoted Policy Rate	4.73%	Decrease
Senior Floating-Rate Loans	561,343	Market Approach	Discount Rate	10%	Decrease
*	Represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.
11  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
67

Global Macro Absolute Return Advantage Portfolio
April 30, 2023
Notes to Consolidated Financial Statements (Unaudited) — continued

Emerging market securities often involve greater risks than developed market securities. Investment markets within emerging market countries are typically smaller, less liquid, less developed and more volatile than those in more developed markets like the United States, and may be focused in certain economic sectors. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets. Governmental actions can have a significant effect on the economic conditions in emerging market countries. It may be more difficult to make a claim or obtain a judgment in the courts of these countries than it is in the United States. The possibility of fraud, negligence, undue influence being exerted by an issuer or refusal to recognize ownership exists in some emerging markets. Disruptions due to work stoppages and trading improprieties in foreign securities markets have caused such markets to close. Emerging market securities are also subject to speculative trading, which contributes to their volatility.
Economic data as reported by sovereign entities may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a sovereign entity to restructure defaulted debt may be limited. Therefore, losses on sovereign defaults may far exceed the losses from the default of a similarly rated U.S. debt issuer.
On February 24, 2022, Russia launched an invasion of Ukraine, following rising tensions over the buildup of Russian troops along the Ukrainian border and joint military exercises by Russia with Belarus. In response to the invasion, many countries, including the U.S., have imposed economic sanctions on Russian governmental institutions, Russian entities, and Russian individuals. The conflict and sanctions have had a negative impact on the Russian economy, on the Russian currency, and on investments having exposure to Russia, Belarus and Ukraine. The conflict could also have a significant effect on investments outside the region. The duration and extent of the military conflict with Russia and the related sanctions cannot be predicted at this time.
LIBOR Transition Risk
Certain instruments held by the Portfolio may pay an interest rate based on the London Interbank Offered Rate (“LIBOR”), which is the average offered rate for various maturities of short-term loans between certain major international banks. LIBOR is used throughout global banking and financial industries to determine interest rates for a variety of financial instruments (such as debt instruments and derivatives) and borrowing arrangements. The ICE Benchmark Administration Limited, the administrator of LIBOR, ceased publishing certain LIBOR settings on December 31, 2021, and is expected to cease publishing the remaining LIBOR settings on June 30, 2023. Although the transition process away from LIBOR has become increasingly well-defined, the impact on certain debt securities, derivatives and other financial instruments that utilize LIBOR remains uncertain. The phase-out of LIBOR may result in, among other things, increased volatility or illiquidity in markets for instruments based on LIBOR and changes in the value of such instruments.
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks of disease, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and industries, and could continue to affect the market in significant and unforeseen ways. Other epidemics and pandemics that may arise in the future may have similar effects. Any such impact could adversely affect the Portfolio's performance, or the performance of the securities in which the Portfolio invests.
68

Eaton Vance
Global Macro Absolute Return Advantage Fund
April 30, 2023
Officers and Trustees

Officers of Eaton Vance Global Macro Absolute Return Advantage Fund and Global Macro Absolute Return Advantage Portfolio
Eric A. Stein President	Nicholas S. Di Lorenzo Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Richard F. Froio Chief Compliance Officer
James F. Kirchner Treasurer
Trustees of Eaton Vance Global Macro Absolute Return Advantage Fund and Global Macro Absolute Return Advantage Portfolio
George J. Gorman Chairperson
Alan C. Bowser
Thomas E. Faust Jr.*
Mark R. Fetting
Cynthia E. Frost
Valerie A. Mosley
Anchal Pachnanda*(1)
Keith Quinton
Marcus L. Smith
Susan J. Sutherland
Scott E. Wennerholm
Nancy A. Wiser

*	Interested Trustee
(1)	Ms. Pachnanda began serving as Trustee effective April 1, 2023.
69

Eaton Vance Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
70

Eaton Vance Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
71

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.
72

Investment Adviser of Global Macro Absolute Return Advantage Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110
Investment Adviser and Administrator of Eaton Vance Global Macro Absolute Return Advantage Fund
Eaton Vance Management
Two International Place
Boston, MA 02110
Investment Sub-Adviser
Eaton Vance Advisers International Ltd.
125 Old Broad Street
London, EC2N 1AR
United Kingdom
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 534439
Pittsburgh, PA 15253-4439
(800) 262-1122
Fund Offices
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7772    4.30.23

Eaton Vance
Tax-Managed Global Dividend Income Fund
Semiannual Report
April 30, 2023

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund's adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2023
Eaton Vance
Tax-Managed Global Dividend Income Fund

Eaton Vance
Tax-Managed Global Dividend Income Fund
April 30, 2023
Performance

Portfolio Manager(s) Christopher M. Dyer, CFA, of Eaton Vance Advisers International Ltd. and Derek J.V. DiGregorio of Eaton Vance Management
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	05/30/2003	05/30/2003	13.58%	5.55%	7.43%	7.50%
Class A with 5.25% Maximum Sales Charge	—	—	7.64	(0.01)	6.28	6.92
Class C at NAV	05/30/2003	05/30/2003	13.10	4.72	6.61	6.87
Class C with 1% Maximum Deferred Sales Charge	—	—	12.10	3.72	6.61	6.87
Class I at NAV	08/27/2007	05/30/2003	13.71	5.73	7.70	7.77

MSCI World Index	—	—	12.26%	3.18%	8.13%	8.70%
% After-Tax Returns with Maximum Sales Charge	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A After Taxes on Distributions	05/30/2003	05/30/2003	(1.07)%	5.33%	5.97%
Class A After Taxes on Distributions and Sale of Fund Shares	—	—	0.95	5.04	5.56
Class C After Taxes on Distributions	05/30/2003	05/30/2003	2.78	5.82	6.06
Class C After Taxes on Distributions and Sale of Fund Shares	—	—	3.06	5.35	5.57
Class I After Taxes on Distributions	08/27/2007	05/30/2003	4.56	6.68	6.76
Class I After Taxes on Distributions and Sale of Fund Shares	—	—	4.44	6.21	6.28
% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I
	1.18%	1.94%	0.93%
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
2

Eaton Vance
Tax-Managed Global Dividend Income Fund
April 30, 2023
Fund Profile

Sector Allocation (% of total investments)[1]
Country Allocation (% of total investments)
Top 10 Holdings (% of total investments)[1]
Apple, Inc.	3.0%
Eli Lilly & Co.	2.8
Microsoft Corp.	2.8
Novo Nordisk A/S, Class B	2.7
EOG Resources, Inc.	2.5
Alphabet, Inc., Class C	2.1
ASML Holding NV	2.1
Mercedes-Benz Group AG	1.8
BASF SE	1.6
Stellantis NV	1.5
Total	22.9%

Footnotes:
[1]	Excludes cash and cash equivalents.
3

Eaton Vance
Tax-Managed Global Dividend Income Fund
April 30, 2023
Endnotes and Additional Disclosures

[1]	MSCI World Index is an unmanaged index of equity securities in the developed markets. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. After-tax returns are calculated using certain assumptions, including using the highest historical individual federal income tax rates, and do not reflect the impact of state/local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or shares held by nontaxable entities. Return After Taxes on Distributions may be the same as Return Before Taxes for the same period because no taxable distributions were made during that period. Return After Taxes on Distributions and Sale of Fund Shares may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares. The Fund’s after-tax returns also may reflect foreign tax credits passed by the Fund to its shareholders.
Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years. Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase.
[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
Fund profile subject to change due to active management.
4

Eaton Vance
Tax-Managed Global Dividend Income Fund
April 30, 2023
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2022 to April 30, 2023).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (11/1/22)	Ending Account Value (4/30/23)	Expenses Paid During Period* (11/1/22 – 4/30/23)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,135.80	$ 6.35	1.20%
Class C	$1,000.00	$1,131.00	$10.30	1.95%
Class I	$1,000.00	$1,137.10	$ 5.03	0.95%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.84	$ 6.01	1.20%
Class C	$1,000.00	$1,015.13	$ 9.74	1.95%
Class I	$1,000.00	$1,020.08	$ 4.76	0.95%
*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2022.
5

Eaton Vance
Tax-Managed Global Dividend Income Fund
April 30, 2023
Portfolio of Investments (Unaudited)

Common Stocks — 97.8%
Security	Shares	Value
Aerospace & Defense — 1.0%
Safran S.A.	36,910	$ 5,740,234
		$ 5,740,234
Air Freight & Logistics — 1.4%
Deutsche Post AG	87,946	$ 4,230,166
GXO Logistics, Inc.(1)	73,254	3,891,985
		$ 8,122,151
Automobiles — 5.4%
Bayerische Motoren Werke AG	68,627	$ 7,692,015
Mercedes-Benz Group AG	126,645	9,876,538
Stellantis NV(2)	170,938	2,835,275
Stellantis NV(2)	515,033	8,564,999
Tesla, Inc.(1)	7,287	1,197,327
		$ 30,166,154
Banks — 12.1%
Banco Bilbao Vizcaya Argentaria S.A.	583,885	$ 4,274,613
Banco Santander S.A.	2,020,541	7,098,316
Barclays PLC	1,010,883	2,036,334
BNP Paribas S.A.	76,569	4,947,385
CaixaBank S.A.	1,901,796	7,039,700
Citigroup, Inc.	15,230	716,876
Credit Agricole S.A.	367,494	4,492,073
DNB Bank ASA	441,042	7,757,963
HDFC Bank, Ltd.	146,422	3,026,497
HSBC Holdings PLC	773,596	5,575,574
ING Groep NV	293,763	3,643,333
Skandinaviska Enskilda Banken AB, Class A	239,927	2,728,156
Societe Generale S.A.	92,018	2,234,957
Svenska Handelsbanken AB, Class A	310,076	2,741,005
Swedbank AB, Class A	92,845	1,613,315
Toronto-Dominion Bank (The)	8,958	542,631
U.S. Bancorp	53,754	1,842,687
Wells Fargo & Co.	134,293	5,338,147
		$ 67,649,562
Beverages — 1.3%
Coca-Cola Co. (The)	63,575	$ 4,078,336
Diageo PLC	70,222	3,203,253
		$ 7,281,589
Security	Shares	Value
Biotechnology — 0.5%
CSL, Ltd.	14,543	$ 2,903,316
		$ 2,903,316
Broadline Retail — 1.2%
Amazon.com, Inc.(1)	64,580	$ 6,809,961
		$ 6,809,961
Building Products — 0.6%
Assa Abloy AB, Class B	92,928	$ 2,214,102
Daikin Industries, Ltd.	7,148	1,298,299
		$ 3,512,401
Capital Markets — 1.3%
Bank of New York Mellon Corp. (The)	30,386	$ 1,294,140
Intercontinental Exchange, Inc.	14,163	1,542,775
State Street Corp.	61,772	4,463,645
		$ 7,300,560
Chemicals — 1.9%
BASF SE	175,557	$ 9,080,534
Sika AG	5,209	1,438,845
		$ 10,519,379
Commercial Services & Supplies — 0.3%
Waste Management, Inc.	9,568	$ 1,588,766
		$ 1,588,766
Construction & Engineering — 0.2%
Skanska AB, Class B	54,944	$ 898,689
		$ 898,689
Construction Materials — 0.1%
CRH PLC	16,187	$ 781,087
		$ 781,087
Consumer Finance — 0.4%
Capital One Financial Corp.	20,676	$ 2,011,775
		$ 2,011,775
Consumer Staples Distribution & Retail — 0.6%
Dollar Tree, Inc.(1)	21,367	$ 3,284,322
		$ 3,284,322
Diversified Telecommunication Services — 1.4%
Elisa Oyj	18,307	$ 1,136,888

6
See Notes to Financial Statements.

Eaton Vance
Tax-Managed Global Dividend Income Fund
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Diversified Telecommunication Services (continued)
Proximus SADP	403,696	$ 3,441,339
Swisscom AG	5,118	3,513,765
		$ 8,091,992
Electric Utilities — 1.0%
Iberdrola S.A.	255,398	$ 3,309,473
NextEra Energy, Inc.	28,853	2,211,005
		$ 5,520,478
Electrical Equipment — 1.8%
AMETEK, Inc.	28,233	$ 3,894,178
Schneider Electric SE	37,208	6,488,770
		$ 10,382,948
Electronic Equipment, Instruments & Components — 2.6%
CDW Corp.	42,219	$ 7,159,920
Halma PLC	52,762	1,534,498
Keyence Corp.	4,312	1,944,523
Keysight Technologies, Inc.(1)	11,246	1,626,621
TE Connectivity, Ltd.	18,551	2,270,086
		$ 14,535,648
Entertainment — 0.5%
Walt Disney Co. (The)(1)	27,557	$ 2,824,593
		$ 2,824,593
Financial Services — 2.0%
Berkshire Hathaway, Inc., Class B(1)	20,400	$ 6,702,420
Fidelity National Information Services, Inc.	5,249	308,221
Visa, Inc., Class A	19,294	4,490,293
		$ 11,500,934
Food Products — 1.9%
Mondelez International, Inc., Class A	59,972	$ 4,601,052
Nestle S.A.	33,200	4,259,213
Orkla ASA	234,799	1,687,684
		$ 10,547,949
Ground Transportation — 0.3%
Union Pacific Corp.	7,517	$ 1,471,077
		$ 1,471,077
Health Care Equipment & Supplies — 2.4%
Alcon, Inc.	18,786	$ 1,367,927
Boston Scientific Corp.(1)	112,755	5,876,791
Security	Shares	Value
Health Care Equipment & Supplies (continued)
Intuitive Surgical, Inc.(1)	11,576	$ 3,486,923
Straumann Holding AG	20,175	3,035,340
		$ 13,766,981
Health Care Providers & Services — 1.9%
Elevance Health, Inc.	15,491	$ 7,259,857
UnitedHealth Group, Inc.	6,767	3,329,973
		$ 10,589,830
Hotels, Restaurants & Leisure — 2.5%
Amadeus IT Group S.A.(1)	51,558	$ 3,623,754
Compass Group PLC	235,002	6,199,579
InterContinental Hotels Group PLC	59,229	4,072,390
		$ 13,895,723
Industrial Conglomerates — 1.4%
Siemens AG	49,382	$ 8,139,749
		$ 8,139,749
Insurance — 9.9%
AIA Group, Ltd.	249,782	$ 2,719,394
Allianz SE	32,897	8,260,666
Allstate Corp. (The)	7,325	847,942
Arch Capital Group, Ltd.(1)	8,222	617,226
Assurant, Inc.	7,099	874,100
Aviva PLC	603,739	3,214,512
AXA S.A.	131,430	4,289,899
Baloise Holding AG	25,535	4,274,385
RenaissanceRe Holdings, Ltd.	21,294	4,586,941
Sampo Oyj, Class A	101,744	5,159,942
Storebrand ASA	134,483	1,037,605
Swiss Life Holding AG(1)	10,298	6,797,263
Swiss Re AG	56,563	5,696,115
Topdanmark A/S	46,207	2,439,254
Zurich Insurance Group AG	10,376	5,031,864
		$ 55,847,108
Interactive Media & Services — 2.9%
Alphabet, Inc., Class C(1)	108,553	$ 11,747,606
Meta Platforms, Inc., Class A(1)	18,723	4,499,511
		$ 16,247,117
Leisure Products — 0.2%
Yamaha Corp.	33,396	$ 1,316,123
		$ 1,316,123

7
See Notes to Financial Statements.

Eaton Vance
Tax-Managed Global Dividend Income Fund
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Life Sciences Tools & Services — 0.5%
Danaher Corp.	3,986	$ 944,323
Lonza Group AG	2,852	1,778,622
		$ 2,722,945
Machinery — 1.9%
Ingersoll Rand, Inc.	90,452	$ 5,157,573
Sandvik AB	20,944	426,625
Volvo AB, Class B	239,106	4,916,187
		$ 10,500,385
Marine Transportation — 0.9%
Kuehne & Nagel International AG	17,113	$ 5,069,827
		$ 5,069,827
Media — 0.6%
Dentsu Group, Inc.	29,938	$ 1,078,810
ITV PLC	2,382,330	2,424,779
		$ 3,503,589
Metals & Mining — 1.2%
Anglo American PLC	31,203	$ 961,495
Outokumpu Oyj	327,958	1,787,885
Rio Tinto, Ltd.	55,322	4,149,405
		$ 6,898,785
Multi-Utilities — 0.3%
CMS Energy Corp.	25,511	$ 1,588,315
		$ 1,588,315
Oil, Gas & Consumable Fuels — 3.6%
Chevron Corp.	38,001	$ 6,406,209
EOG Resources, Inc.	114,956	13,733,793
		$ 20,140,002
Paper and Forest Products — 0.3%
Stora Enso Oyj, Class R	118,175	$ 1,499,268
		$ 1,499,268
Personal Care Products — 0.2%
Kose Corp.	11,129	$ 1,298,701
		$ 1,298,701
Pharmaceuticals — 8.6%
AstraZeneca PLC	18,508	$ 2,723,692
Bayer AG	67,632	4,463,461
Security	Shares	Value
Pharmaceuticals (continued)
Eli Lilly & Co.	39,712	$ 15,720,392
Novo Nordisk A/S, Class B	89,023	14,809,363
Roche Holding AG PC	7,785	2,437,796
Sanofi	36,031	3,882,999
Zoetis, Inc.	23,705	4,166,865
		$ 48,204,568
Professional Services — 2.4%
Randstad NV	40,203	$ 2,184,461
Recruit Holdings Co., Ltd.	50,260	1,409,973
RELX PLC	142,745	4,756,076
SGS S.A.	29,275	2,649,251
Verisk Analytics, Inc.	11,623	2,256,141
		$ 13,255,902
Semiconductors & Semiconductor Equipment — 4.4%
ASML Holding NV	18,467	$ 11,719,387
Infineon Technologies AG	154,537	5,627,739
Micron Technology, Inc.	42,065	2,707,303
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	54,340	4,580,862
		$ 24,635,291
Software — 4.3%
Adobe, Inc.(1)	6,433	$ 2,428,843
Dassault Systemes SE	71,140	2,887,973
Intuit, Inc.	7,398	3,284,342
Microsoft Corp.(3)	51,160	15,719,422
		$ 24,320,580
Specialized REITs — 0.2%
American Tower Corp.	4,449	$ 909,331
		$ 909,331
Specialty Retail — 2.2%
Lowe's Cos., Inc.	23,156	$ 4,812,512
TJX Cos., Inc. (The)	92,526	7,292,899
		$ 12,105,411
Technology Hardware, Storage & Peripherals — 3.0%
Apple, Inc.(3)	98,553	$ 16,722,473
		$ 16,722,473
Textiles, Apparel & Luxury Goods — 1.1%
LVMH Moet Hennessy Louis Vuitton SE	6,379	$ 6,135,840
		$ 6,135,840

8
See Notes to Financial Statements.

Eaton Vance
Tax-Managed Global Dividend Income Fund
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Trading Companies & Distributors — 1.1%
Ashtead Group PLC	48,961	$ 2,822,901
IMCD NV	11,107	1,672,040
Rexel S.A.(1)	79,688	1,845,861
		$ 6,340,802
Total Common Stocks (identified cost $392,344,908)		$549,100,211

Corporate Bonds — 0.7%
Security	Principal Amount (000's omitted)	Value
Financial Services — 0.7%
PPTT, 2006-A GS, Class A, 2.921%(4)(5)(6)	$4,541	$ 3,741,784
		$ 3,741,784
Oil, Gas & Consumable Fuels — 0.0%(7)
Odebrecht Oil & Gas Finance, Ltd., 0.00%(4)(5)	$2,008	$ 2,007
		$ 2,007
Total Corporate Bonds (identified cost $6,287,097)		$ 3,743,791

Short-Term Investments — 0.5%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.78%(8)	2,518,556	$ 2,518,556
Total Short-Term Investments (identified cost $2,518,556)		$ 2,518,556
Total Investments — 99.0% (identified cost $401,150,561)		$555,362,558
Other Assets, Less Liabilities — 1.0%		$ 5,729,352
Net Assets — 100.0%		$561,091,910
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	Securities are traded on separate exchanges for the same entity.
(3)	Security (or a portion thereof) has been pledged to cover margin requirements on open futures contracts.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2023, the aggregate value of these securities is $3,743,791 or 0.7% of the Fund's net assets.
(5)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(6)	Variable rate security. The stated interest rate, which resets quarterly, is determined at auction and represents the rate in effect at April 30, 2023.
(7)	Amount is less than 0.05%.
(8)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of April 30, 2023.
Country Concentration of Portfolio
Country	Percentage of Total Investments	Value
United States	40.0%	$222,001,127
Germany	10.3	57,370,868
Switzerland	8.9	49,620,299
France	7.7	42,945,991
United Kingdom	7.1	39,525,083
Netherlands	5.5	30,619,495
Spain	4.6	25,345,856
Denmark	3.1	17,248,617
Sweden	2.8	15,538,079
Norway	1.9	10,483,252
Finland	1.7	9,583,983
Japan	1.5	8,346,429
Australia	1.3	7,052,721
Bermuda	0.8	4,586,941
Taiwan	0.8	4,580,862
Belgium	0.6	3,441,339
India	0.6	3,026,497
Hong Kong	0.5	2,719,394
Ireland	0.2	781,087
Canada	0.1	542,631
Brazil	0.0 (1)	2,007
Total Investments	100.0%	$555,362,558
(1)	Amount is less than 0.05%.

9
See Notes to Financial Statements.

Eaton Vance
Tax-Managed Global Dividend Income Fund
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Equity Futures
E-Mini S&P 500 Index	461	Long	6/16/23	$ 96,544,925	$ 6,796,725
Nikkei 225 Index	51	Long	6/8/23	11,074,080	530,224
STOXX Europe 600 Bank Index	(2,489)	Short	6/16/23	(19,778,434)	(272,271)
STOXX Europe 600 Index	(2,284)	Short	6/16/23	(56,980,422)	(3,008,491)
STOXX Europe 600 Insurance Index	(1,462)	Short	6/16/23	(26,088,717)	(981,457)
					$ 3,064,730
Abbreviations:
ADR	– American Depositary Receipt
PC	– Participation Certificate
PPTT	– Preferred Pass-Through Trust
REITs	– Real Estate Investment Trusts
10
See Notes to Financial Statements.

Eaton Vance
Tax-Managed Global Dividend Income Fund
April 30, 2023
Statement of Assets and Liabilities (Unaudited)

April 30, 2023
Assets
Unaffiliated investments, at value (identified cost $398,632,005)	$ 552,844,002
Affiliated investment, at value (identified cost $2,518,556)	2,518,556
Foreign currency, at value (identified cost $51)	51
Interest and dividends receivable	3,324,746
Dividends receivable from affiliated investment	8,286
Receivable for investments sold	1,890,383
Receivable for Fund shares sold	127,063
Receivable for variation margin on open futures contracts	1,959,381
Tax reclaims receivable	3,053,290
Total assets	$565,725,758
Liabilities
Payable for investments purchased	$ 2,342,895
Payable for Fund shares redeemed	346,455
Due to custodian	1,089,761
Payable to affiliates:
Investment adviser fee	295,805
Administration fee	68,589
Distribution and service fees	94,275
Accrued foreign capital gains taxes	105,247
Accrued expenses	290,821
Total liabilities	$ 4,633,848
Net Assets	$561,091,910
Sources of Net Assets
Paid-in capital	$ 431,785,133
Distributable earnings	129,306,777
Net Assets	$561,091,910
Class A Shares
Net Assets	$ 389,010,099
Shares Outstanding	27,004,795
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 14.41
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$ 15.21
Class C Shares
Net Assets	$ 18,101,058
Shares Outstanding	1,259,575
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 14.37
Class I Shares
Net Assets	$ 153,980,753
Shares Outstanding	10,678,029
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 14.42
On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
11
See Notes to Financial Statements.

Eaton Vance
Tax-Managed Global Dividend Income Fund
April 30, 2023
Statement of Operations (Unaudited)

Six Months Ended
April 30, 2023
Investment Income
Dividend income (net of foreign taxes withheld of $1,956,367)	$ 13,904,912
Dividend income from affiliated investment	41,752
Interest and other income	75,726
Total investment income	$14,022,390
Expenses
Investment adviser fee	$ 1,747,882
Administration fee	404,615
Distribution and service fees:
Class A	466,062
Class C	96,586
Trustees’ fees and expenses	14,140
Custodian fee	110,705
Transfer and dividend disbursing agent fees	138,204
Legal and accounting services	37,218
Printing and postage	15,443
Registration fees	26,432
Miscellaneous	61,563
Total expenses	$ 3,118,850
Deduct:
Waiver and/or reimbursement of expenses by affiliate	$ 1,702
Total expense reductions	$ 1,702
Net expenses	$ 3,117,148
Net investment income	$10,905,242
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions (net of foreign capital gains taxes of $69,344)	$ 11,611,103
Futures contracts	(751,168)
Foreign currency transactions	266,462
Net realized gain	$11,126,397
Change in unrealized appreciation (depreciation):
Investments (including net decrease in accrued foreign capital gains taxes of $13,305)	$ 43,214,403
Futures contracts	3,064,730
Foreign currency	274,927
Net change in unrealized appreciation (depreciation)	$46,554,060
Net realized and unrealized gain	$57,680,457
Net increase in net assets from operations	$68,585,699
12
See Notes to Financial Statements.

Eaton Vance
Tax-Managed Global Dividend Income Fund
April 30, 2023
Statements of Changes in Net Assets

	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 10,905,242	$ 30,503,309
Net realized gain (loss)	11,126,397	(27,989,042)
Net change in unrealized appreciation (depreciation)	46,554,060	(136,954,349)
Net increase (decrease) in net assets from operations	$ 68,585,699	$(134,440,082)
Distributions to shareholders:
Class A	$ (10,175,188)	$ (36,746,038)
Class C	(455,037)	(2,080,114)
Class I	(4,200,881)	(14,667,950)
Total distributions to shareholders	$ (14,831,106)	$ (53,494,102)
Transactions in shares of beneficial interest:
Class A	$ (4,887,068)	$ (8,254,820)
Class C	(3,897,819)	(4,029,377)
Class I	(2,347,074)	4,202,035
Net decrease in net assets from Fund share transactions	$ (11,131,961)	$ (8,082,162)
Net increase (decrease) in net assets	$ 42,622,632	$(196,016,346)
Net Assets
At beginning of period	$ 518,469,278	$ 714,485,624
At end of period	$561,091,910	$ 518,469,278
13
See Notes to Financial Statements.

Eaton Vance
Tax-Managed Global Dividend Income Fund
April 30, 2023
Financial Highlights

	Class A
	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31,
		2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 13.040	$ 17.640	$ 12.690	$ 12.730	$ 11.830	$ 12.520
Income (Loss) From Operations
Net investment income(1)	$ 0.276	$ 0.743	$ 0.390	$ 0.392	$ 0.494	$ 0.389
Net realized and unrealized gain (loss)	1.470	(4.024)	4.992	—	0.838	(0.647)
Total income (loss) from operations	$ 1.746	$ (3.281)	$ 5.382	$ 0.392	$ 1.332	$ (0.258)
Less Distributions
From net investment income	$ (0.376)	$ (0.644)	$ (0.432)	$ (0.432)	$ (0.432)	$ (0.432)
From net realized gain	—	(0.675)	—	—	—	—
Total distributions	$ (0.376)	$ (1.319)	$ (0.432)	$ (0.432)	$ (0.432)	$ (0.432)
Net asset value — End of period	$ 14.410	$ 13.040	$ 17.640	$ 12.690	$ 12.730	$ 11.830
Total Return(2)	13.58% (3)	(19.65)%	42.80%	3.20%	11.52%	(2.24)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$389,010	$356,746	$494,280	$357,048	$383,956	$302,220
Ratios (as a percentage of average daily net assets):
Expenses	1.20% (4)(5)	1.18% (4)	1.16%	1.20%	1.22%	1.18%
Net investment income	4.01% (5)	4.97%	2.41%	3.09%	4.08%	3.07%
Portfolio Turnover	55% (3)	99%	56%	173%	128%	136%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2023 and the year ended October 31, 2022).
(5)	Annualized.
14
See Notes to Financial Statements.

Eaton Vance
Tax-Managed Global Dividend Income Fund
April 30, 2023
Financial Highlights   — continued

	Class C
	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31,
		2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 13.010	$ 17.590	$ 12.650	$ 12.700	$ 11.800	$ 12.480
Income (Loss) From Operations
Net investment income(1)	$ 0.203	$ 0.612	$ 0.248	$ 0.300	$ 0.312	$ 0.295
Net realized and unrealized gain (loss)	1.480	(3.990)	5.003	(0.014)	0.927	(0.639)
Total income (loss) from operations	$ 1.683	$ (3.378)	$ 5.251	$ 0.286	$ 1.239	$ (0.344)
Less Distributions
From net investment income	$ (0.323)	$ (0.527)	$ (0.311)	$ (0.336)	$ (0.339)	$ (0.336)
From net realized gain	—	(0.675)	—	—	—	—
Total distributions	$ (0.323)	$ (1.202)	$ (0.311)	$ (0.336)	$ (0.339)	$ (0.336)
Net asset value — End of period	$14.370	$13.010	$17.590	$12.650	$12.700	$ 11.800
Total Return(2)	13.10% (3)	(20.22)%	41.79%	2.34%	10.70%	(2.90)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 18,101	$ 20,044	$ 31,961	$ 42,936	$ 72,014	$184,009
Ratios (as a percentage of average daily net assets):
Expenses	1.95% (4)(5)	1.94% (4)	1.92%	1.96%	1.97%	1.93%
Net investment income	2.96% (5)	4.08%	1.55%	2.38%	2.62%	2.33%
Portfolio Turnover	55% (3)	99%	56%	173%	128%	136%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2023 and the year ended October 31, 2022).
(5)	Annualized.
15
See Notes to Financial Statements.

Eaton Vance
Tax-Managed Global Dividend Income Fund
April 30, 2023
Financial Highlights   — continued

	Class I
	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31,
		2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 13.050	$ 17.650	$ 12.700	$ 12.750	$ 11.850	$ 12.530
Income (Loss) From Operations
Net investment income(1)	$ 0.293	$ 0.788	$ 0.424	$ 0.424	$ 0.503	$ 0.419
Net realized and unrealized gain (loss)	1.470	(4.032)	4.998	(0.010)	0.859	(0.635)
Total income (loss) from operations	$ 1.763	$ (3.244)	$ 5.422	$ 0.414	$ 1.362	$ (0.216)
Less Distributions
From net investment income	$ (0.393)	$ (0.681)	$ (0.472)	$ (0.464)	$ (0.462)	$ (0.464)
From net realized gain	—	(0.675)	—	—	—	—
Total distributions	$ (0.393)	$ (1.356)	$ (0.472)	$ (0.464)	$ (0.462)	$ (0.464)
Net asset value — End of period	$ 14.420	$ 13.050	$ 17.650	$ 12.700	$ 12.750	$ 11.850
Total Return(2)	13.71% (3)	(19.44)%	43.12%	3.38%	11.78%	(1.91)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$153,981	$141,680	$188,245	$151,266	$177,646	$182,260
Ratios (as a percentage of average daily net assets):
Expenses	0.95% (4)(5)	0.93% (4)	0.91%	0.95%	0.97%	0.93%
Net investment income	4.26% (5)	5.26%	2.63%	3.34%	4.16%	3.30%
Portfolio Turnover	55% (3)	99%	56%	173%	128%	136%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2023 and the year ended October 31, 2022).
(5)	Annualized.
16
See Notes to Financial Statements.

Eaton Vance
Tax-Managed Global Dividend Income Fund
April 30, 2023
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Tax-Managed Global Dividend Income Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to achieve after-tax total return for its shareholders. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Derivatives. Futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded, with adjustments for fair valuation for certain foreign futures contracts as described below.
Foreign Securities, Futures Contracts and Currencies. Foreign securities, futures contracts and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities and certain exchange-traded foreign futures contracts generally is determined as of the close of trading on the principal exchange on which such securities and contracts trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities and certain foreign futures contracts to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities and foreign futures contracts that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities and foreign futures contracts to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities and foreign futures contracts.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
17

Eaton Vance
Tax-Managed Global Dividend Income Fund
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

C  Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Fund has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment, no amounts are reflected in the financial statements for such outstanding reclaims. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.
D  Federal Taxes—The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
As of April 30, 2023, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
F  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
G  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
H  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
I  Futures Contracts—Upon entering into a futures contract, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security or index and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.
J  Interim Financial Statements—The interim financial statements relating to April 30, 2023 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
18

Eaton Vance
Tax-Managed Global Dividend Income Fund
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

2  Distributions to Shareholders and Income Tax Information
It is the present policy of the Fund to make monthly distributions of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
At October 31, 2022, the Fund, for federal income tax purposes, had deferred capital losses of $32,866,715 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at October 31, 2022, $32,866,715 are short-term.
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at April 30, 2023, as determined on a federal income tax basis, were as follows:
Aggregate cost	$411,276,460
Gross unrealized appreciation	$ 155,532,877
Gross unrealized depreciation	(8,382,049)
Net unrealized appreciation	$147,150,828
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate as a percentage of average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.650%
$500 million but less than $1 billion	0.625%
$1 billion but less than $2.5 billion	0.600%
$2.5 billion and over	0.575%
For the six months ended April 30, 2023, the Fund’s investment adviser fee amounted to $1,747,882 or 0.65% (annualized) of the Fund’s average daily net assets.
Pursuant to an investment sub-advisory agreement, EVM has delegated a portion of the investment management of the Fund to Eaton Vance Advisers International Ltd. (EVAIL), an affiliate of EVM and an indirect wholly-owned subsidiary of Morgan Stanley. EVM pays EVAIL a portion of its investment adviser fee for sub-advisory services provided to the Fund. The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the "Liquidity Fund"), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Fund is reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended April 30, 2023, the investment adviser fee paid was reduced by $1,702 relating to the Fund's investment in the Liquidity Fund.
The administration fee is earned by EVM for administering the business affairs of the Fund and is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended April 30, 2023, the administration fee amounted to $404,615.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2023, EVM earned $22,779 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees
19

Eaton Vance
Tax-Managed Global Dividend Income Fund
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $4,922 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2023. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).
Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the  terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2023, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.
4  Distribution Plan
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2023 amounted to $466,062 for Class A shares.
The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2023, the Fund paid or accrued to EVD $72,440 for Class C shares.
Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2023 amounted to $24,146 for Class C shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended April 30, 2023, the Fund was informed that EVD received approximately $1,000 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A shareholders.
6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, aggregated $296,549,623 and $304,525,367, respectively, for the six months ended April 30, 2023.
20

Eaton Vance
Tax-Managed Global Dividend Income Fund
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions for all periods presented, were as follows:
	Six Months Ended April 30, 2023 (Unaudited)		Year Ended October 31, 2022
	Shares	Amount	Shares	Amount
Class A
Sales	432,614	$ 6,009,772	837,928	$ 12,746,332
Issued to shareholders electing to receive payments of distributions in Fund shares	625,786	8,554,493	1,988,103	31,128,867
Redemptions	(1,409,647)	(19,451,333)	(3,492,728)	(52,130,019)
Net decrease	(351,247)	$ (4,887,068)	(666,697)	$ (8,254,820)
Class C
Sales	31,725	$ 437,253	151,545	$ 2,260,680
Issued to shareholders electing to receive payments of distributions in Fund shares	31,336	426,386	123,746	1,950,604
Redemptions	(344,222)	(4,761,458)	(551,290)	(8,240,661)
Net decrease	(281,161)	$ (3,897,819)	(275,999)	$ (4,029,377)
Class I
Sales	458,833	$ 6,344,303	1,203,000	$ 18,090,072
Issued to shareholders electing to receive payments of distributions in Fund shares	302,757	4,143,687	924,788	14,449,527
Redemptions	(936,578)	(12,835,064)	(1,937,346)	(28,337,564)
Net increase (decrease)	(174,988)	$ (2,347,074)	190,442	$ 4,202,035
8  Financial Instruments
The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2023 is included in the Portfolio of Investments. At April 30, 2023, the Fund had sufficient cash and/or securities to cover commitments under these contracts.
The Fund is subject to equity price risk in the normal course of pursuing its investment objective. To hedge against this risk, the Fund enters into equity futures contracts on securities indices to gain or limit exposure to certain markets, particularly in connection with engaging in the dividend capture trading strategy.
21

Eaton Vance
Tax-Managed Global Dividend Income Fund
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk at April 30, 2023 was as follows:
Fair Value
Derivative	Asset Derivative	Liability Derivative
Futures contracts	$7,326,949 (1)	$(4,262,219) (1)
(1)	Only the current day's variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is equity price risk for the six months ended April 30, 2023 was as follows:
Derivative	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts	$(751,168) (1)	$3,064,730 (2)
(1)	Statement of Operations location: Net realized gain (loss): Futures contracts.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation): Futures contracts.
The average notional cost of futures contracts outstanding during the six months ended April 30, 2023, which is indicative of the volume of this derivative type, was approximately as follows:
Futures Contracts — Long	Futures Contracts — Short
$39,758,000	$39,794,000
9  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $725 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 24, 2023. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2022, an arrangement fee totaling $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended April 30, 2023.
10  Affiliated Investments
At April 30, 2023, the value of the Fund's investment in funds that may be deemed to be affiliated was $2,518,556, which represents 0.5% of the Fund's net assets. Transactions in such investments by the Fund for the six months ended April 30, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$5,023,564	$56,036,342	$(58,541,350)	$ —	$ —	$2,518,556	$41,752	2,518,556
22

Eaton Vance
Tax-Managed Global Dividend Income Fund
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

11  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At April 30, 2023, the hierarchy of inputs used in valuing the Fund's investments and open derivative instruments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Communication Services	$ 19,071,710	$ 11,595,581	$ —	$ 30,667,291
Consumer Discretionary	28,677,698	41,751,514	—	70,429,212
Consumer Staples	11,963,710	10,448,851	—	22,412,561
Energy	20,140,002	—	—	20,140,002
Financials	36,179,819	108,130,120	—	144,309,939
Health Care	40,785,124	37,402,516	—	78,187,640
Industrials	18,259,720	56,763,211	—	75,022,931
Information Technology	56,499,872	23,714,120	—	80,213,992
Materials	—	19,698,519	—	19,698,519
Real Estate	909,331	—	—	909,331
Utilities	3,799,320	3,309,473	—	7,108,793
Total Common Stocks	$ 236,286,306	$ 312,813,905*	$ —	$ 549,100,211
Corporate Bonds	$ —	$ 3,743,791	$ —	$ 3,743,791
Short-Term Investments	2,518,556	—	—	2,518,556
Total Investments	$ 238,804,862	$ 316,557,696	$ —	$ 555,362,558
Futures Contracts	$ 6,796,725	$ 530,224	$ —	$ 7,326,949
Total	$ 245,601,587	$ 317,087,920	$ —	$ 562,689,507
Liability Description
Futures Contracts	$ (4,262,219)	$ —	$ —	$ (4,262,219)
Total	$ (4,262,219)	$ —	$ —	$ (4,262,219)
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
23

Eaton Vance
Tax-Managed Global Dividend Income Fund
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

12  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks of disease, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and industries, and could continue to affect the market in significant and unforeseen ways. Other epidemics and pandemics that may arise in the future may have similar effects. Any such impact could adversely affect the Fund's performance, or the performance of the securities in which the Fund invests.
24

Eaton Vance
Tax-Managed Global Dividend Income Fund
April 30, 2023
Officers and Trustees

Officers
Eric A. Stein President	Nicholas S. Di Lorenzo Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Richard F. Froio Chief Compliance Officer
James F. Kirchner Treasurer
Trustees
George J. Gorman Chairperson
Alan C. Bowser
Thomas E. Faust Jr.*
Mark R. Fetting
Cynthia E. Frost
Valerie A. Mosley
Anchal Pachnanda*(1)
Keith Quinton
Marcus L. Smith
Susan J. Sutherland
Scott E. Wennerholm
Nancy A. Wiser

*	Interested Trustee
(1)	Ms. Pachnanda began serving as Trustee effective April 1, 2023.
25

Eaton Vance Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
26

Eaton Vance Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
27

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.
28

Investment Adviser and Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110
Investment Sub-Adviser
Eaton Vance Advisers International Ltd.
125 Old Broad Street
London, EC2N 1AR
United Kingdom
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 534439
Pittsburgh, PA 15253-4439
(800) 262-1122
Fund Offices
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7732    4.30.23

Parametric
Tax-Managed International Equity Fund
Semiannual Report
April 30, 2023

Commodity Futures Trading Commission Registration.  The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund's adviser and Parametric Portfolio Associates LLC (Parametric), sub-adviser to the Fund, are registered with the CFTC as commodity pool operators. The adviser and Parametric are also registered as commodity trading advisors.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-260-0761.

Semiannual Report April 30, 2023
Parametric
Tax-Managed International Equity Fund

Parametric
Tax-Managed International Equity Fund
April 30, 2023
Performance

Portfolio Manager(s) Thomas C. Seto, Paul W. Bouchey, CFA and Jennifer Sireklove, CFA, each of Parametric Portfolio Associates LLC
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	04/22/1998	04/22/1998	23.64%	5.88%	2.94%	4.44%
Class A with 5.25% Maximum Sales Charge	—	—	17.13	0.33	1.84	3.88
Class C at NAV	04/22/1998	04/22/1998	23.21	5.18	2.19	3.82
Class C with 1% Maximum Deferred Sales Charge	—	—	22.21	4.18	2.19	3.82
Class I at NAV	09/02/2008	04/22/1998	23.81	6.19	3.20	4.71

MSCI EAFE Index	—	—	24.19%	8.42%	3.63%	4.76%
% After-Tax Returns with Maximum Sales Charge[2]	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A After Taxes on Distributions	04/22/1998	04/22/1998	0.30%	1.78%	3.74%
Class A After Taxes on Distributions and Sale of Fund Shares	—	—	0.81	1.75	3.39
Class C After Taxes on Distributions	04/22/1998	04/22/1998	4.33	2.34	3.77
Class C After Taxes on Distributions and Sale of Fund Shares	—	—	2.99	2.08	3.34
Class I After Taxes on Distributions	09/02/2008	04/22/1998	6.10	3.09	4.52
Class I After Taxes on Distributions and Sale of Fund Shares	—	—	4.36	2.86	4.09
% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I
Gross	1.46%	2.21%	1.21%
Net	1.05	1.80	0.80
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
2

Parametric
Tax-Managed International Equity Fund
April 30, 2023
Fund Profile

Sector Allocation (% of net assets)[1]
Geographic Allocation (% of common stocks)
Top 10 Holdings (% of net assets)[1]
Cie Financiere Richemont S.A., Class A	1.4%
Nestle S.A.	1.3
Air Liquide S.A.	1.0
E.ON SE	0.9
AstraZeneca PLC	0.9
Novo Nordisk A/S, Class B	0.9
Deutsche Telekom AG	0.8
TotalEnergies SE	0.8
LVMH Moet Hennessy Louis Vuitton SE	0.8
Shell PLC	0.8
Total	9.6%

Footnotes:
Fund invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.
[1]	Excludes cash and cash equivalents.
3

Parametric
Tax-Managed International Equity Fund
April 30, 2023
Endnotes and Additional Disclosures

[1]	MSCI EAFE Index is an unmanaged index of equities in the developed markets, excluding the U.S. and Canada. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. After-tax returns are calculated using certain assumptions, including using the highest historical individual federal income tax rates, and do not reflect the impact of state/local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or shares held by nontaxable entities. Return After Taxes on Distributions may be the same as Return Before Taxes for the same period because no taxable distributions were made during that period. Return After Taxes on Distributions and Sale of Fund Shares may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares. The Fund’s after-tax returns also may reflect foreign tax credits passed by the Fund to its shareholders.
Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years. Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase.
[3]	Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 2/29/24. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
Fund profile subject to change due to active management.
4

Parametric
Tax-Managed International Equity Fund
April 30, 2023
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2022 to April 30, 2023).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (11/1/22)	Ending Account Value (4/30/23)	Expenses Paid During Period* (11/1/22 – 4/30/23)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,236.40	$5.82**	1.05%
Class C	$1,000.00	$1,232.10	$9.96**	1.80%
Class I	$1,000.00	$1,238.10	$4.44**	0.80%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.59	$5.26**	1.05%
Class C	$1,000.00	$1,015.87	$9.00**	1.80%
Class I	$1,000.00	$1,020.83	$4.01**	0.80%
*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2022. The Example reflects the expenses of both the Fund and the Portfolio.
**	Absent an allocation of certain expenses to affiliates, expenses would be higher.
5

Parametric
Tax-Managed International Equity Fund
April 30, 2023
Statement of Assets and Liabilities (Unaudited)

April 30, 2023
Assets
Investment in Tax-Managed International Equity Portfolio, at value (identified cost $34,537,235)	$ 37,845,693
Receivable for Fund shares sold	2,613
Receivable from affiliate	4,581
Total assets	$37,852,887
Liabilities
Payable for Fund shares redeemed	$ 2,621
Payable to affiliates:
Distribution and service fees	3,875
Trustees' fees	43
Accrued expenses	36,011
Total liabilities	$ 42,550
Net Assets	$37,810,337
Sources of Net Assets
Paid-in capital	$ 35,168,952
Distributable earnings	2,641,385
Net Assets	$37,810,337
Class A Shares
Net Assets	$ 18,302,834
Shares Outstanding	1,521,316
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 12.03
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$ 12.70
Class C Shares
Net Assets	$ 197,653
Shares Outstanding	17,251
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 11.46
Class I Shares
Net Assets	$ 19,309,850
Shares Outstanding	1,610,507
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 11.99
On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
6
See Notes to Financial Statements.

Parametric
Tax-Managed International Equity Fund
April 30, 2023
Statement of Operations (Unaudited)

Six Months Ended
April 30, 2023
Investment Income
Dividend income allocated from Portfolio (net of foreign taxes withheld of $87,688)	$ 578,718
Securities lending income allocated from Portfolio, net	15,878
Expenses allocated from Portfolio	(130,586)
Total investment income from Portfolio	$ 464,010
Expenses
Distribution and service fees:
Class A	$ 21,776
Class C	1,116
Trustees’ fees and expenses	250
Custodian fee	11,921
Transfer and dividend disbursing agent fees	31,271
Legal and accounting services	3,317
Printing and postage	5,600
Registration fees	27,152
Miscellaneous	5,173
Total expenses	$ 107,576
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$ 70,728
Total expense reductions	$ 70,728
Net expenses	$ 36,848
Net investment income	$ 427,162
Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss):
Investment transactions	$ 720,679
Foreign currency transactions	7,636
Net realized gain	$ 728,315
Change in unrealized appreciation (depreciation):
Investments	$ 6,402,283
Foreign currency	11,666
Net change in unrealized appreciation (depreciation)	$6,413,949
Net realized and unrealized gain	$7,142,264
Net increase in net assets from operations	$7,569,426
7
See Notes to Financial Statements.

Parametric
Tax-Managed International Equity Fund
April 30, 2023
Statements of Changes in Net Assets

	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 427,162	$ 778,148
Net realized gain (loss)	728,315	(681,874)
Net change in unrealized appreciation (depreciation)	6,413,949	(10,804,696)
Net increase (decrease) in net assets from operations	$ 7,569,426	$(10,708,422)
Distributions to shareholders:
Class A	$ (296,735)	$ (449,871)
Class C	(2,201)	(4,143)
Class I	(362,220)	(383,363)
Total distributions to shareholders	$ (661,156)	$ (837,377)
Transactions in shares of beneficial interest:
Class A	$ (664,122)	$ (671,576)
Class C	(53,194)	(121,046)
Class I	(1,780,418)	6,720,798
Net increase (decrease) in net assets from Fund share transactions	$ (2,497,734)	$ 5,928,176
Net increase (decrease) in net assets	$ 4,410,536	$ (5,617,623)
Net Assets
At beginning of period	$ 33,399,801	$ 39,017,424
At end of period	$37,810,337	$ 33,399,801
8
See Notes to Financial Statements.

Parametric
Tax-Managed International Equity Fund
April 30, 2023
Financial Highlights

	Class A
	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31,
		2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 9.900	$13.550	$ 10.480	$ 11.330	$ 10.370	$ 11.310
Income (Loss) From Operations
Net investment income(1)	$ 0.127	$ 0.230	$ 0.250	$ 0.147	$ 0.242	$ 0.179
Net realized and unrealized gain (loss)	2.194	(3.606)	2.955	(0.738)	0.887	(0.848)
Total income (loss) from operations	$ 2.321	$ (3.376)	$ 3.205	$ (0.591)	$ 1.129	$ (0.669)
Less Distributions
From net investment income	$ (0.191)	$ (0.274)	$ (0.135)	$ (0.259)	$ (0.169)	$ (0.271)
Total distributions	$ (0.191)	$ (0.274)	$ (0.135)	$ (0.259)	$ (0.169)	$ (0.271)
Net asset value — End of period	$12.030	$ 9.900	$13.550	$10.480	$11.330	$10.370
Total Return(2)(3)	23.64% (4)	(25.40)%	30.73%	(5.41)%	11.16%	(6.09)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 18,303	$15,637	$ 22,264	$ 18,165	$ 21,757	$ 17,824
Ratios (as a percentage of average daily net assets):(5)
Expenses (3)	1.05% (6)(7)	1.05% (7)	1.05%	1.05%	1.05%	1.05%
Net investment income	2.27% (6)	1.97%	1.93%	1.37%	2.26%	1.59%
Portfolio Turnover of the Portfolio	18% (4)	22%	23%	10%	37%	30%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	The administrator of the Fund and sub-adviser of the Portfolio reimbursed certain operating expenses (equal to 0.39%, 0.41%, 0.34%, 0.45%, 0.51% and 0.41% of average daily net assets for the six months ended April 30, 2023 and the years ended October 31, 2022, 2021, 2020, 2019 and 2018, respectively). Absent this reimbursement, total return would be lower.
(4)	Not annualized.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2023 and the year ended October 31, 2022).
9
See Notes to Financial Statements.

Parametric
Tax-Managed International Equity Fund
April 30, 2023
Financial Highlights — continued

	Class C
	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31,
		2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 9.390	$12.840	$ 9.900	$10.690	$ 9.770	$10.670
Income (Loss) From Operations
Net investment income(1)	$ 0.070	$ 0.133	$ 0.133	$ 0.062	$ 0.119	$ 0.086
Net realized and unrealized gain (loss)	2.100	(3.431)	2.807	(0.701)	0.886	(0.794)
Total income (loss) from operations	$ 2.170	$ (3.298)	$ 2.940	$ (0.639)	$ 1.005	$ (0.708)
Less Distributions
From net investment income	$ (0.100)	$ (0.152)	$ —	$ (0.151)	$ (0.085)	$ (0.192)
Total distributions	$ (0.100)	$ (0.152)	$ —	$ (0.151)	$ (0.085)	$ (0.192)
Net asset value — End of period	$11.460	$ 9.390	$12.840	$ 9.900	$10.690	$ 9.770
Total Return(2)(3)	23.21% (4)	(25.98)%	29.70%	(6.11)%	10.42%	(6.78)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 198	$ 209	$ 419	$ 598	$ 1,862	$ 6,186
Ratios (as a percentage of average daily net assets):(5)
Expenses (3)	1.80% (6)(7)	1.80% (7)	1.80%	1.80%	1.80%	1.80%
Net investment income	1.31% (6)	1.19%	1.09%	0.62%	1.20%	0.81%
Portfolio Turnover of the Portfolio	18% (4)	22%	23%	10%	37%	30%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	The administrator of the Fund and sub-adviser of the Portfolio reimbursed certain operating expenses (equal to 0.39%, 0.41%, 0.34%, 0.45%, 0.51% and 0.41% of average daily net assets for the six months ended April 30, 2023 and the years ended October 31, 2022, 2021, 2020, 2019 and 2018, respectively). Absent this reimbursement, total return would be lower.
(4)	Not annualized.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2023 and the year ended October 31, 2022).
10
See Notes to Financial Statements.

Parametric
Tax-Managed International Equity Fund
April 30, 2023
Financial Highlights — continued

	Class I
	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31,
		2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 9.880	$13.520	$ 10.460	$ 11.310	$ 10.350	$ 11.290
Income (Loss) From Operations
Net investment income(1)	$ 0.140	$ 0.260	$ 0.289	$ 0.173	$ 0.264	$ 0.198
Net realized and unrealized gain (loss)	2.190	(3.592)	2.934	(0.736)	0.895	(0.840)
Total income (loss) from operations	$ 2.330	$ (3.332)	$ 3.223	$ (0.563)	$ 1.159	$ (0.642)
Less Distributions
From net investment income	$ (0.220)	$ (0.308)	$ (0.163)	$ (0.287)	$ (0.199)	$ (0.298)
Total distributions	$ (0.220)	$ (0.308)	$ (0.163)	$ (0.287)	$ (0.199)	$ (0.298)
Net asset value — End of period	$11.990	$ 9.880	$13.520	$10.460	$11.310	$10.350
Total Return(2)(3)	23.81% (4)	(25.19)%	30.99%	(5.19)%	11.52%	(5.88)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 19,310	$17,554	$ 16,335	$ 11,560	$ 13,301	$ 12,011
Ratios (as a percentage of average daily net assets):(5)
Expenses (3)	0.80% (6)(7)	0.80% (7)	0.80%	0.80%	0.80%	0.80%
Net investment income	2.50% (6)	2.27%	2.23%	1.62%	2.48%	1.76%
Portfolio Turnover of the Portfolio	18% (4)	22%	23%	10%	37%	30%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	The administrator of the Fund and sub-adviser of the Portfolio reimbursed certain operating expenses (equal to 0.39%, 0.41%, 0.34%, 0.45%, 0.51% and 0.41% of average daily net assets for the six months ended April 30, 2023 and the years ended October 31, 2022, 2021, 2020, 2019 and 2018, respectively). Absent this reimbursement, total return would be lower.
(4)	Not annualized.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2023 and the year ended October 31, 2022).
11
See Notes to Financial Statements.

Parametric
Tax-Managed International Equity Fund
April 30, 2023
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Parametric Tax-Managed International Equity Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class A shares are offered at net asset value to shareholders who owned Investor Class shares, which were redesignated as Class A shares on April 29, 2022, and only for such shareholders' accounts established prior to such date. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective March 1, 2013, Class C shares of the Fund are no longer available for purchase, except by existing shareholders (including shares acquired through the reinvestment of dividends and distributions) or employer sponsored retirement plans. Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests its assets in interests in Tax-Managed International Equity Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (54.5% at April 30, 2023). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.
B  Income—The Fund's net investment income or loss consists of the Fund's pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.
C  Federal Taxes—The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
As of April 30, 2023, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
D  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
E  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
F  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
G  Other—Investment transactions are accounted for on a trade date basis.
H  Interim Financial Statements—The interim financial statements relating to April 30, 2023 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
12

Parametric
Tax-Managed International Equity Fund
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

2  Distributions to Shareholders and Income Tax Information
It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
At October 31, 2022, the Fund, for federal income tax purposes, had deferred capital losses of $1,415,808 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at October 31, 2022, $468,046 are short-term and $947,762 are long-term.
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate as a percentage of the Fund’s average daily net assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser and receive an advisory fee as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $1 billion	0.500%
$1 billion but less than $2.5 billion	0.475%
$2.5 billion but less than $5.0 billion	0.455%
$5 billion and over	0.440%
For the six months ended April 30, 2023, the Fund incurred no investment adviser fee on such assets. Pursuant to an investment sub-advisory agreement, EVM has delegated the investment management of the Fund to Parametric Portfolio Associates LLC (Parametric), an affiliate of EVM and an indirect, wholly-owned subsidiary of Morgan Stanley.  EVM pays Parametric a portion of its investment adviser fee for sub-advisory services provided to the Fund. To the extent that the Fund’s assets are invested in the Portfolio, the Fund is allocated its share of the Portfolio’s investment adviser fee. The Portfolio has engaged Boston Management and Research (BMR) to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. EVM also serves as the administrator of the Fund, but receives no compensation.
EVM and Parametric have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 1.05%, 1.80% and 0.80% of the Fund’s average daily net assets for Class A, Class C and Class I, respectively. This agreement may be changed or terminated after February 29, 2024. Pursuant to this agreement, EVM and Parametric were allocated $70,728 in total of the Fund’s operating expenses for the six months ended April 30, 2023.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2023, EVM earned $10,814 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received no sales charge on sales of Class A shares for the six months ended April 30, 2023. EVD also received distribution and service fees from Class A and Class C shares (see Note 4).
Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.
4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2023 amounted to $21,776 for Class A shares.
13

Parametric
Tax-Managed International Equity Fund
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2023 amounted to $837 for Class C shares.
Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2023 amounted to $279 for Class C shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Redemptions of Class A shares by former Investor Class shareholders are not subject to a CDSC.Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended April 30, 2023, the Fund was informed that EVD received no CDSCs paid by Class A and Class C shareolders.
6  Investment Transactions
For the six months ended April 30, 2023, increases and decreases in the Fund's investment in the Portfolio aggregated $1,117,934 and $4,435,007, respectively.
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions for all periods presented, were as follows:
	Six Months Ended April 30, 2023 (Unaudited)		Year Ended October 31, 2022
	Shares	Amount	Shares	Amount
Class A
Sales	3,903	$ 43,644	31,676	$ 383,229
Issued to shareholders electing to receive payments of distributions in Fund shares	25,064	273,696	31,812	416,101
Redemptions	(87,729)	(981,462)	(126,605)	(1,470,906)
Net decrease	(58,762)	$ (664,122)	(63,117)	$ (671,576)
Class C
Sales	765	$ 8,221	2,090	$ 24,376
Issued to shareholders electing to receive payments of distributions in Fund shares	206	2,152	326	4,067
Redemptions	(5,943)	(63,567)	(12,818)	(149,489)
Net decrease	(4,972)	$ (53,194)	(10,402)	$ (121,046)
14

Parametric
Tax-Managed International Equity Fund
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

	Six Months Ended April 30, 2023 (Unaudited)		Year Ended October 31, 2022
	Shares	Amount	Shares	Amount
Class I
Sales	154,968	$ 1,758,542	1,168,258	$ 13,128,703
Issued to shareholders electing to receive payments of distributions in Fund shares	32,490	353,494	28,431	370,458
Redemptions	(354,122)	(3,892,454)	(627,257)	(6,778,363)
Net increase (decrease)	(166,664)	$(1,780,418)	569,432	$ 6,720,798
15

Tax-Managed International Equity Portfolio
April 30, 2023
Portfolio of Investments (Unaudited)

Common Stocks — 99.0%
Security	Shares	Value
Australia — 8.5%
AGL Energy, Ltd.	25,617	$ 141,021
Altium, Ltd.	3,632	92,584
ANZ Group Holdings, Ltd.	5,526	89,732
APA Group	28,788	196,548
ASX, Ltd.(1)	1,525	69,402
Atlas Arteria, Ltd.	8,782	38,183
Aurizon Holdings, Ltd.	14,009	31,852
Bapcor, Ltd.	6,563	28,638
BHP Group, Ltd.	8,183	242,851
Brambles, Ltd.	17,422	165,036
carsales.com, Ltd.(1)	8,541	135,446
Charter Hall Group	2,482	18,466
Charter Hall Long Wale REIT	6,388	18,492
Charter Hall Retail REIT	6,757	17,393
Cleanaway Waste Management, Ltd.(1)	15,558	25,055
Coles Group, Ltd.	12,714	153,587
Computershare, Ltd.	7,415	110,378
Cromwell Property Group	20,061	7,602
CSL, Ltd.	2,625	524,046
Dexus	13,975	72,432
Elders, Ltd.(1)	3,009	16,201
Endeavour Group, Ltd.(1)	5,423	24,443
EVT, Ltd.(1)	4,376	35,070
GPT Group (The)(1)	22,015	64,736
Hansen Technologies, Ltd.	14,633	43,830
Harvey Norman Holdings, Ltd.(1)	17,000	40,827
Healius, Ltd.	16,449	32,689
InvoCare, Ltd.(1)	3,423	25,281
IPH, Ltd.(1)	4,980	26,940
IRESS, Ltd.(1)	7,406	50,887
JB Hi-Fi, Ltd.(1)	1,878	55,581
Lendlease Corp., Ltd.(1)	9,400	46,684
Link Administration Holdings, Ltd.	16,267	22,950
Lottery Corp. Ltd.	26,454	88,700
Medibank Private, Ltd.	16,474	38,987
Mirvac Group(1)	41,842	67,174
National Australia Bank, Ltd.	6,485	124,844
New Hope Corp., Ltd.	6,072	21,464
Newcrest Mining, Ltd.	2,354	44,949
NEXTDC, Ltd.(1)(2)	10,100	77,503
Nine Entertainment Co. Holdings, Ltd.(1)	46,592	64,269
Northern Star Resources, Ltd.(1)	3,606	32,165
oOh!media, Ltd.	34,508	37,809
Orica, Ltd.	4,147	44,762
Security	Shares	Value
Australia (continued)
PEXA Group, Ltd.(1)(2)	2,163	$ 19,196
QBE Insurance Group, Ltd.	5,122	52,377
Qube Holdings, Ltd.	28,277	57,849
Region RE, Ltd.	20,523	33,585
Rio Tinto, Ltd.	2,262	169,660
Santos, Ltd.(1)	20,873	98,877
Scentre Group	43,799	84,054
SiteMinder, Ltd.(1)(2)	12,563	30,470
Stockland	21,890	64,890
Suncorp Group, Ltd.	10,185	84,801
Super Retail Group, Ltd.	3,314	29,907
Technology One, Ltd.	10,774	108,621
Telstra Group, Ltd.	78,759	228,497
TPG Telecom, Ltd.	20,255	72,300
Transurban Group	22,607	225,466
Vicinity, Ltd.	39,555	55,297
Viva Energy Group, Ltd.(3)	12,311	25,447
Waypoint REIT, Ltd.	9,833	17,078
Wesfarmers, Ltd.	7,953	275,121
Westpac Banking Corp.	7,685	115,038
Whitehaven Coal, Ltd.	17,283	82,937
Woodside Energy Group, Ltd.	13,621	309,065
Woolworths Group, Ltd.(1)	14,196	366,212
Yancoal Australia, Ltd.(1)	6,032	22,299
		$ 5,936,533
Austria — 1.1%
ams-OSRAM AG(1)(2)	3,049	$ 21,057
ANDRITZ AG(1)	1,285	83,455
AT&S Austria Technologie & Systemtechnik AG(1)	704	21,528
BAWAG Group AG(2)(3)	407	19,851
CA Immobilien Anlagen AG(1)(2)	2,850	82,683
DO & Co. AG(2)	185	21,669
Erste Group Bank AG(1)	2,269	82,499
Kontron AG	1,191	23,047
Mayr-Melnhof Karton AG	125	19,955
OMV AG(1)	1,834	86,790
PIERER Mobility AG(1)	420	35,822
Rhi Magnesita NV	764	21,716
Telekom Austria AG(1)(2)	8,000	62,457
Verbund AG(1)	1,229	109,455
voestalpine AG(1)	1,326	45,975
		$ 737,959
Belgium — 2.2%
Ackermans & van Haaren NV	698	$ 122,775

16
See Notes to Financial Statements.

Tax-Managed International Equity Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Belgium (continued)
Aedifica S.A.	519	$ 43,353
Ageas S.A./NV	1,164	51,863
Anheuser-Busch InBev S.A./NV	2,419	157,282
Barco NV	2,270	66,296
Cofinimmo S.A.(1)(2)	488	46,621
Deme Group NV(2)	224	29,641
D'Ieteren Group	715	134,626
Econocom Group S.A./NV	10,730	36,856
Elia Group S.A./NV	938	128,619
Etablissements Franz Colruyt NV	478	13,278
Euronav NV	5,526	94,665
EVS Broadcast Equipment S.A.	1,740	42,411
Fagron	1,130	21,005
KBC Group NV	1,270	90,790
Montea NV	196	17,172
Proximus SADP	9,427	80,361
Shurgard Self Storage, Ltd.	370	19,131
Solvay S.A.	537	64,450
UCB S.A.	1,600	148,732
Umicore S.A.(1)	2,338	76,746
Xior Student Housing NV	621	19,722
		$ 1,506,395
Denmark — 4.5%
AP Moller - Maersk A/S, Class A	34	$ 60,764
AP Moller - Maersk A/S, Class B	45	81,340
Carlsberg A/S, Class B	2,327	385,111
Chr. Hansen Holding A/S	2,271	176,751
Danske Bank A/S(2)	7,716	163,076
DSV A/S	1,024	192,719
ISS A/S	1,180	24,671
NKT A/S(2)	462	24,280
Novo Nordisk A/S, Class B(1)	3,719	618,672
Novozymes A/S, Class B(1)	4,578	238,343
Orsted A/S(3)	4,338	389,336
Pandora A/S	2,364	218,816
Scandinavian Tobacco Group A/S, Class A(1)(3)	5,079	99,203
SimCorp A/S	1,532	166,062
Sydbank A/S	1,310	58,445
Topdanmark A/S	972	51,311
TORM PLC, Class A	907	28,389
Tryg A/S	5,012	118,448
		$ 3,095,737
Finland — 2.0%
Elisa Oyj	2,351	$ 146,000
Security	Shares	Value
Finland (continued)
Fortum Oyj	7,644	$ 114,171
Kemira Oyj	2,727	47,836
Kesko Oyj, Class B	4,942	103,030
Kojamo Oyj	3,939	48,909
Kone Oyj, Class B	1,969	112,333
Neste Oyj	2,521	122,179
Nokia Oyj	23,544	99,618
Nokian Renkaat Oyj	5,452	53,115
Nordea Bank Abp	13,924	154,686
Orion Oyj, Class B	2,997	140,778
TietoEVRY Oyj(1)	956	30,548
Tokmanni Group Corp.	4,468	61,190
UPM-Kymmene Oyj	3,680	117,357
Valmet Oyj(1)	1,377	46,586
		$ 1,398,336
France — 8.8%
Air Liquide S.A.	3,703	$ 666,134
Airbus SE	780	109,227
Altarea SCA	326	42,676
AXA S.A.(1)	6,703	218,787
BNP Paribas S.A.	3,328	215,034
Bollore SE	13,714	92,643
Bouygues S.A.(1)	1,100	40,281
Capgemini SE	1,114	203,146
Carrefour S.A.	5,094	105,958
Cie Generale des Etablissements Michelin SCA	2,492	79,364
Danone S.A.	2,980	197,227
Edenred	1,068	69,392
Engie S.A.(1)	23,380	374,180
Eurofins Scientific SE(1)	1,294	90,386
Eutelsat Communications S.A.(1)	3,313	22,024
Gecina S.A.	1,055	117,445
Getlink SE	2,197	41,060
ICADE	1,083	50,864
Ipsen S.A.	787	95,436
IPSOS	484	26,243
Klepierre S.A.	4,222	106,944
Legrand S.A.	560	53,006
L'Oreal S.A.	281	134,295
LVMH Moet Hennessy Louis Vuitton SE	596	573,281
Metropole Television S.A.(1)	1,562	25,218
Neoen S.A.(3)	2,543	76,349
Orange S.A.	25,469	331,502
Pernod Ricard S.A.	786	181,526
Rothschild & Co.	845	43,622

17
See Notes to Financial Statements.

Tax-Managed International Equity Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
France (continued)
Rubis SCA	2,794	$ 82,573
Safran S.A.	386	60,031
Sanofi	3,896	419,865
Sopra Steria Group SACA	385	83,339
Teleperformance	177	35,375
Thales S.A.	600	91,562
TotalEnergies SE	9,024	576,633
Ubisoft Entertainment S.A.(2)	1,529	44,780
Vinci S.A.(1)	1,159	143,358
Vivendi SE(1)	7,851	86,239
Voltalia S.A.(1)(2)	1,827	27,776
Worldline S.A.(2)(3)	2,484	108,061
		$ 6,142,842
Germany — 9.0%
AIXTRON SE	763	$ 21,602
Allianz SE	1,068	268,182
BASF SE	4,755	245,948
Bayer AG	4,117	271,707
Bayerische Motoren Werke AG	1,291	144,701
Bayerische Motoren Werke AG, PFC Shares	256	27,211
Bechtle AG	893	41,533
Brenntag SE	725	59,091
Continental AG	331	23,225
Cropenergies AG	2,253	26,093
Daimler Truck Holding AG(2)	1,859	61,427
Deutsche Boerse AG	659	125,677
Deutsche Lufthansa AG(2)	5,121	55,050
Deutsche Telekom AG	24,422	588,858
Deutsche Wohnen SE	2,636	59,686
Dr. Ing hc F Porsche AG, PFC Shares(2)	202	25,294
E.ON SE	49,704	657,472
Evonik Industries AG	3,498	76,349
Fresenius Medical Care AG & Co. KGaA	808	39,207
Fresenius SE & Co. KGaA	1,555	45,055
Gea Group AG	1,075	50,560
Gerresheimer AG	321	34,979
Hamborner REIT AG	13,027	102,765
Hannover Rueck SE	220	47,005
Henkel AG & Co. KGaA	2,701	199,750
Henkel AG & Co. KGaA, PFC Shares	3,830	309,650
K+S AG	3,195	63,727
Knorr-Bremse AG	398	27,897
Mercedes-Benz Group AG	2,040	159,091
Merck KGaA(2)	792	142,060
MTU Aero Engines AG	190	49,888
Security	Shares	Value
Germany (continued)
Muenchener Rueckversicherungs-Gesellschaft AG(2)	361	$ 135,674
Porsche Automobil Holding SE, PFC Shares	452	25,175
QIAGEN NV(2)	1,735	77,591
Rheinmetall AG	216	63,265
RWE AG(2)	1,362	63,859
SAP SE	3,795	513,525
Siemens AG	1,574	259,446
Software AG	2,115	72,256
Suedzucker AG	9,335	188,576
Symrise AG	1,413	170,722
Talanx AG	1,186	59,651
Telefonica Deutschland Holding AG	23,557	79,598
Vitesco Technologies Group AG(2)	445	30,474
Volkswagen AG	307	51,543
Volkswagen AG, PFC Shares	790	107,874
Vonovia SE	14,528	315,091
		$ 6,265,060
Hong Kong — 4.2%
AIA Group, Ltd.	28,800	$ 313,548
ASMPT, Ltd.	2,900	22,800
Bank of East Asia, Ltd. (The)	28,200	37,165
Beijing Tong Ren Tang Chinese Medicine Co., Ltd.(1)	21,000	42,911
BOC Hong Kong Holdings, Ltd.	23,500	74,183
Budweiser Brewing Co. APAC, Ltd.(3)	66,900	193,288
Cafe de Coral Holdings, Ltd.	22,000	30,815
China Evergrande New Energy Vehicle Group, Ltd.(1)(2)(4)	88,500	0
China Traditional Chinese Medicine Holdings Co., Ltd.	60,000	32,799
Chow Sang Sang Holdings International, Ltd.	18,000	23,650
Chow Tai Fook Jewellery Group, Ltd.	30,800	61,853
CK Asset Holdings, Ltd.	13,500	79,827
CK Hutchison Holdings, Ltd.	21,500	143,737
CK Infrastructure Holdings, Ltd.	4,500	25,620
CLP Holdings, Ltd.	19,500	145,192
C-Mer Eye Care Holdings, Ltd.(1)(2)	44,000	25,205
Fosun International, Ltd.	54,000	37,871
Galaxy Entertainment Group, Ltd.(2)	23,000	163,698
Hang Lung Group, Ltd.	16,000	28,128
Hang Lung Properties, Ltd.	19,000	34,731
Hang Seng Bank, Ltd.	3,700	54,845
HK Electric Investments & HK Electric Investments, Ltd.	64,500	40,675
HKT Trust and HKT, Ltd.	126,000	165,598
Hong Kong & China Gas Co., Ltd.	147,906	131,330
Hongkong Land Holdings, Ltd.	8,900	39,609
Hutchison Telecommunications Hong Kong Holdings, Ltd.	142,000	24,634
Hysan Development Co., Ltd.	5,000	14,130

18
See Notes to Financial Statements.

Tax-Managed International Equity Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Hong Kong (continued)
In Technical Productions Holdings, Ltd.(2)	32,000	$ 30,203
Jardine Matheson Holdings, Ltd.	2,200	106,352
Kerry Properties, Ltd.	10,000	25,801
Luk Fook Holdings International, Ltd.	15,000	48,068
MGM China Holdings, Ltd.(2)	25,600	34,966
MTR Corp., Ltd.	10,500	52,463
NWS Holdings, Ltd.	51,000	44,174
Pacific Basin Shipping, Ltd.	119,000	41,407
PAX Global Technology, Ltd.	75,000	61,781
Power Assets Holdings, Ltd.	15,500	88,572
Shangri-La Asia, Ltd.(2)	48,000	44,281
Sino Land Co., Ltd.	32,000	43,122
Sun Hung Kai Properties, Ltd.	8,000	111,386
Swire Pacific, Ltd., Class A	4,000	31,752
VSTECS Holdings, Ltd.	60,000	34,470
VTech Holdings, Ltd.	10,000	60,035
Wharf Holdings, Ltd.	13,000	29,726
Yue Yuen Industrial Holdings, Ltd.	24,000	36,118
Zhongyu Energy Holdings, Ltd.(1)	36,000	27,949
		$ 2,940,468
Ireland — 2.2%
Bank of Ireland Group PLC	24,074	$ 248,995
CRH PLC	5,583	269,402
DCC PLC	1,417	88,162
Fineos Corp. Holdings PLC CDI(2)	16,777	19,315
Flutter Entertainment PLC(2)	1,544	308,518
Grafton Group PLC	5,892	64,264
ICON PLC ADR(2)	1,080	208,105
Irish Continental Group PLC	6,302	32,511
Irish Residential Properties REIT PLC(1)	33,524	38,151
Kerry Group PLC, Class A	2,357	248,250
		$ 1,525,673
Israel — 2.3%
Alony Hetz Properties & Investments, Ltd.	3,951	$ 31,198
Amot Investments, Ltd.	5,499	29,142
Azrieli Group, Ltd.	509	29,683
Bank Hapoalim B.M.	4,902	42,229
Bank Leumi Le-Israel B.M.	6,149	48,741
Bezeq The Israeli Telecommunication Corp., Ltd.	74,540	101,481
Cellcom Israel, Ltd.(2)	4,833	17,333
Check Point Software Technologies, Ltd.(2)	385	49,034
Delek Automotive Systems, Ltd.	2,848	22,993
Delek Group, Ltd.	711	77,453
Delta Galil, Ltd.	490	20,738
Security	Shares	Value
Israel (continued)
Elbit Systems, Ltd.	297	$ 54,980
Electra, Ltd.	76	32,646
Energix-Renewable Energies, Ltd.	13,304	39,592
Enlight Renewable Energy, Ltd.(2)	4,973	82,415
Fattal Holdings 1998, Ltd.(2)	339	30,458
Fiverr International, Ltd.(2)	953	34,804
Fox Wizel, Ltd.	492	41,395
ICL Group, Ltd.	25,308	157,183
Maytronics, Ltd.	4,367	45,952
Melisron, Ltd.	379	25,337
Mizrahi Tefahot Bank, Ltd.	781	25,611
Nice, Ltd.(2)	412	84,452
Oil Refineries, Ltd.	76,583	21,324
OPC Energy, Ltd.(2)	2,511	17,917
OY Nofar Energy, Ltd.(2)	888	20,238
Partner Communications Co., Ltd.(2)	3,786	18,446
Plus500, Ltd.	1,094	22,887
Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	427	24,383
Reit 1, Ltd.	7,407	31,753
Shapir Engineering and Industry, Ltd.	3,467	24,777
Shufersal, Ltd.(2)	11,960	60,964
Strauss Group, Ltd.(2)	1,358	30,281
Teva Pharmaceutical Industries, Ltd. ADR(2)	19,132	167,022
		$ 1,564,842
Italy — 4.3%
Assicurazioni Generali SpA	4,184	$ 87,145
Banco BPM SpA(1)	12,713	51,692
Cementir Holding NV	6,913	57,992
CNH Industrial NV	8,265	116,304
Davide Campari-Milano NV(1)	14,115	181,907
De'Longhi SpA	1,200	27,883
DiaSorin SpA	977	106,115
Enav SpA(3)	5,309	24,949
Enel SpA	40,123	274,125
Eni SpA(1)	24,005	362,653
Ferrari NV	793	220,968
GVS SpA(2)(3)	4,062	27,724
Infrastrutture Wireless Italiane SpA(3)	18,725	259,894
Italgas SpA	7,381	48,194
Italmobiliare SpA	1,360	38,380
Leonardo SpA	3,639	43,366
Mediobanca Banca di Credito Finanziario SpA	2,659	28,555
MFE-MediaForEurope NV, Class B	9,790	7,213
Poste Italiane SpA(3)	5,564	57,904
Prysmian SpA(1)	2,617	107,102

19
See Notes to Financial Statements.

Tax-Managed International Equity Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Italy (continued)
RAI Way SpA(3)	4,122	$ 26,406
Recordati Industria Chimica e Farmaceutica SpA	4,029	185,465
Stellantis NV	6,033	100,067
STMicroelectronics NV	7,572	323,673
Technogym SpA(3)	2,741	25,012
Terna - Rete Elettrica Nazionale	8,968	77,625
UniCredit SpA(1)	5,306	105,141
UnipolSai Assicurazioni SpA(1)	10,716	28,828
		$ 3,002,282
Japan — 12.5%
Advance Residence Investment Corp.	13	$ 33,730
Aeon Co., Ltd.	3,100	63,184
Air Water, Inc.	2,000	25,272
Ajinomoto Co., Inc.	1,400	50,350
ANA Holdings, Inc.(2)	1,100	23,994
Asahi Group Holdings, Ltd.	1,800	69,541
Asahi Kasei Corp.	8,100	57,212
Astellas Pharma, Inc.	6,200	93,400
Bandai Namco Holdings, Inc.	2,400	54,517
Bridgestone Corp.	1,600	64,253
Canon, Inc.	1,500	35,726
Capcom Co., Ltd.	1,300	48,851
Chiba Bank, Ltd. (The)	7,000	45,710
Chubu Electric Power Co., Inc.	7,300	81,412
Chugai Pharmaceutical Co., Ltd.	2,700	69,675
Concordia Financial Group, Ltd.	10,800	40,979
Dai-ichi Life Holdings, Inc.	3,000	55,802
Daiichi Sankyo Co., Ltd.	5,700	195,593
Daikin Industries, Ltd.	500	90,816
Daiwa House Industry Co., Ltd.	3,500	89,210
Daiwa House REIT Investment Corp.	23	48,936
Denso Corp.(1)	1,000	60,364
Dentsu Group, Inc.(1)	1,500	54,052
Disco Corp.	600	68,313
East Japan Railway Co.	900	51,499
Eisai Co., Ltd.(1)	1,400	80,785
ENEOS Holdings, Inc.	31,200	110,995
FANUC Corp.	1,000	33,771
Fast Retailing Co., Ltd.	300	71,041
Frontier Real Estate Investment Corp.	8	28,904
FUJIFILM Holdings Corp.	500	26,060
Fujitsu, Ltd.	300	39,983
GLP J-REIT	41	46,846
Hirose Electric Co., Ltd.	315	42,512
Hitachi, Ltd.	1,300	71,909
Security	Shares	Value
Japan (continued)
Honda Motor Co., Ltd.	3,100	$ 82,221
Idemitsu Kosan Co., Ltd.	3,700	78,784
ITOCHU Corp.(1)	1,500	49,762
Iwatani Corp.	1,800	85,217
Japan Metropolitan Fund Invest	93	68,096
Japan Post Bank Co., Ltd.	2,300	18,367
Japan Post Holdings Co., Ltd.	7,500	61,739
Japan Prime Realty Investment Corp.	22	57,204
Japan Real Estate Investment Corp.	11	43,586
Japan Tobacco, Inc.	4,100	88,219
JFE Holdings, Inc.	3,100	36,674
Kansai Electric Power Co., Inc.	7,200	77,722
Kao Corp.	1,500	60,613
KDDI Corp.	5,400	168,578
Kenedix Office Investment Corp.(1)	12	26,530
Keyence Corp.	400	180,382
Kintetsu Group Holdings Co., Ltd.(1)	800	27,006
Kirin Holdings Co., Ltd.	3,800	61,732
Kobayashi Pharmaceutical Co., Ltd.	600	37,441
Komatsu, Ltd.	2,200	54,714
Konami Group Corp.(1)	900	44,284
Kubota Corp.	2,500	37,882
Kuraray Co., Ltd.	2,300	21,509
Kyocera Corp.	900	47,239
Kyushu Electric Power Co., Inc.(2)	3,600	20,962
Lion Corp.	5,400	58,870
Marubeni Corp.	3,400	48,257
Maruichi Steel Tube, Ltd.	1,200	27,145
MatsukiyoCocokara & Co.	900	48,195
MEIJI Holdings Co., Ltd.	1,600	38,608
Mitsubishi Chemical Group Corp.	10,000	58,666
Mitsubishi Corp.	2,200	81,567
Mitsubishi Estate Co., Ltd.(1)	7,600	93,665
Mitsubishi Gas Chemical Co., Inc.	1,600	23,294
Mitsui & Co., Ltd.	1,400	43,706
Mitsui Chemicals, Inc.	1,300	32,891
Mitsui Fudosan Co., Ltd.	5,100	101,296
Mizuho Financial Group, Inc.	5,630	81,612
MS&AD Insurance Group Holdings, Inc.	1,800	59,080
Murata Manufacturing Co., Ltd.	1,500	85,104
NEC Corp.	1,500	57,683
Nexon Co., Ltd.(1)	3,000	67,771
Nintendo Co., Ltd.	4,000	169,110
Nippon Accommodations Fund, Inc.	8	38,888
Nippon Building Fund, Inc.(1)	11	46,125
Nippon Paint Holdings Co., Ltd.	7,300	65,862

20
See Notes to Financial Statements.

Tax-Managed International Equity Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Japan (continued)
Nippon Sanso Holdings Corp.	2,300	$ 41,498
Nippon Shokubai Co., Ltd.	600	24,055
Nippon Steel Corp.	3,600	76,887
Nippon Telegraph & Telephone Corp.	5,000	152,570
Nissan Chemical Corp.	900	39,998
Nissan Motor Co., Ltd.	10,300	37,558
Nisshin Seifun Group, Inc.	4,900	59,395
Nissin Foods Holdings Co., Ltd.	700	67,488
Nitto Denko Corp.	700	45,254
NOF Corp.	800	36,553
Nomura Real Estate Master Fund, Inc.	63	73,717
Nomura Research Institute, Ltd.	2,000	50,319
NTT Data Corp.	4,400	59,766
Obic Co., Ltd.	300	46,223
Olympus Corp.	5,000	87,532
Omron Corp.	800	46,927
Ono Pharmaceutical Co., Ltd.	2,500	50,338
Oriental Land Co., Ltd.	2,500	88,473
Orix JREIT, Inc.	47	60,757
Osaka Gas Co., Ltd.	5,500	90,977
Otsuka Holdings Co., Ltd.	2,400	81,650
Pan Pacific International Holdings Corp.	2,000	37,374
Panasonic Holdings Corp.	5,400	50,861
Resona Holdings, Inc.	12,400	61,801
Resonac Holdings Corp.	1,600	25,336
ROHM Co., Ltd.	200	15,058
Rohto Pharmaceutical Co., Ltd.	1,600	33,195
SECOM Co., Ltd.	600	38,420
Sekisui House, Ltd.	2,000	41,117
Shimadzu Corp.(1)	1,200	37,532
Shimano, Inc.	300	46,396
Shionogi & Co., Ltd.	1,500	67,147
Shizuoka Financial Group, Inc.	5,800	43,718
SMC Corp.	100	49,874
SoftBank Corp.	11,800	132,854
Sompo Holdings, Inc.	1,200	50,076
Square Enix Holdings Co., Ltd.	700	34,446
Subaru Corp.	2,400	39,172
Sumitomo Chemical Co., Ltd.(1)	10,900	36,834
Sumitomo Corp.	1,600	28,677
Sumitomo Metal Mining Co., Ltd.	1,100	40,600
Sumitomo Mitsui Financial Group, Inc.	2,700	110,359
Sumitomo Mitsui Trust Holdings, Inc.	1,500	54,072
Suzuki Motor Corp.	600	20,921
T&D Holdings, Inc.	2,800	34,290
Takeda Pharmaceutical Co., Ltd.	5,000	165,796
Security	Shares	Value
Japan (continued)
TDK Corp.	1,000	$ 34,379
TEIJIN, Ltd.	3,300	36,858
Toho Co., Ltd.	500	19,863
Tohoku Electric Power Co., Inc.(2)	12,500	64,269
Tokio Marine Holdings, Inc.	5,900	118,631
Tokyo Gas Co., Ltd.	4,100	83,980
Tokyu Corp.(1)	2,000	28,232
Toppan, Inc.	2,000	42,518
Toray Industries, Inc.	6,900	39,104
Toshiba Corp.	800	25,776
Tosoh Corp.	2,200	29,393
Toyo Suisan Kaisha, Ltd.	1,000	44,647
Toyota Industries Corp.	400	23,247
Toyota Motor Corp.	13,600	186,728
Trend Micro, Inc.	600	29,318
United Urban Investment Corp.	35	38,861
Yakult Honsha Co., Ltd.(1)	1,000	75,214
Yamato Holdings Co., Ltd.(1)	2,000	34,355
Yamato Kogyo Co., Ltd.	1,000	39,287
Yamazaki Baking Co., Ltd.	3,800	50,917
		$ 8,648,493
Netherlands — 4.3%
ABN AMRO Bank NV GDR(3)	2,263	$ 36,270
Aegon NV(1)	12,248	55,884
Alfen NV(2)(3)	256	20,713
Arcadis NV	649	26,810
ASML Holding NV	646	409,960
ASR Nederland NV	1,620	71,252
Corbion NV	2,072	65,230
Euronext NV(3)	576	45,809
Flow Traders, Ltd.	619	15,333
JDE Peet's NV	1,640	49,885
Koninklijke Ahold Delhaize NV	9,251	318,092
Koninklijke DSM NV	1,929	253,235
Koninklijke KPN NV	65,476	238,783
Koninklijke Philips NV	16,407	346,385
NN Group NV	1,992	74,282
NSI NV(1)	1,000	22,968
Prosus NV(2)	5,062	378,807
Randstad NV	683	37,111
SBM Offshore NV	4,496	63,549
Signify NV(3)	1,727	57,676
Universal Music Group NV(1)	7,168	156,602
Wolters Kluwer NV	1,682	222,854
		$ 2,967,490

21
See Notes to Financial Statements.

Tax-Managed International Equity Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
New Zealand — 1.1%
a2 Milk Co., Ltd. (The)(2)	23,100	$ 84,370
Auckland International Airport, Ltd.(2)	12,240	67,018
Contact Energy, Ltd.	9,580	46,463
Fisher & Paykel Healthcare Corp., Ltd., Class C	5,931	101,734
Fletcher Building, Ltd.	7,381	20,581
Goodman Property Trust	27,739	37,517
Heartland Group Holdings, Ltd.	19,544	19,252
Kiwi Property Group, Ltd.	57,056	32,535
KMD Brands, Ltd.	27,332	18,790
Mercury NZ, Ltd.	13,643	53,589
Pushpay Holdings, Ltd.(2)	39,551	34,787
SKYCITY Entertainment Group, Ltd.	29,814	44,275
Spark New Zealand, Ltd.	25,298	81,969
Vulcan Steel, Ltd.(1)	3,600	18,620
Xero, Ltd.(2)	1,231	76,846
		$ 738,346
Norway — 2.1%
Aker ASA, Class A	499	$ 30,500
Aker BP ASA	1,654	39,540
ArcticZymes Technologies ASA(1)(2)	4,268	15,423
Atea ASA(2)	6,274	86,310
Austevoll Seafood ASA	3,899	36,719
Borregaard ASA	2,485	41,580
Crayon Group Holding ASA(1)(2)(3)	2,500	19,323
DNB Bank ASA(1)	6,189	108,865
Entra ASA(3)	2,972	30,200
Equinor ASA	3,918	112,803
Europris ASA(1)(3)	9,810	70,256
Gjensidige Forsikring ASA	1,701	29,631
Kitron ASA(2)	9,412	35,544
Kongsberg Gruppen ASA	1,873	84,127
Leroy Seafood Group ASA	6,500	34,228
Norsk Hydro ASA	6,598	48,555
Nykode Therapeutics ASA(1)(2)	7,954	19,249
Opera, Ltd. ADR	3,500	41,860
Orkla ASA	8,207	58,990
REC Silicon ASA(1)(2)	16,371	24,624
Salmar ASA	1,246	55,358
Scatec ASA(1)(3)	3,300	21,574
Schibsted ASA, Class B	2,498	40,447
SFL Corp, Ltd.	2,400	21,816
SpareBank 1 SMN	2,095	27,086
Telenor ASA	11,887	148,328
TOMRA Systems ASA(1)	2,450	37,569
Security	Shares	Value
Norway (continued)
Veidekke ASA	3,671	$ 42,262
Yara International ASA	1,966	79,169
		$ 1,441,936
Portugal — 1.1%
Banco Comercial Portugues S.A., Class R	494,993	$ 127,235
Corticeira Amorim SGPS S.A.	4,721	53,331
CTT-Correios de Portugal S.A.	12,855	53,105
EDP-Energias de Portugal S.A.(1)	19,728	108,701
Galp Energia SGPS S.A., Class B	11,338	137,005
Jeronimo Martins SGPS S.A.	5,858	147,828
Navigator Co. S.A. (The)	16,287	59,780
NOS SGPS S.A.	17,214	75,679
REN-Redes Energeticas Nacionais SGPS S.A.	11,590	33,657
		$ 796,321
Singapore — 2.1%
BW LPG, Ltd.(3)	3,082	$ 24,900
CapitaLand Ascendas REIT	23,500	50,570
CapitaLand Ascott Trust	655	532
CapitaLand Investment, Ltd.	11,500	32,191
ComfortDelGro Corp., Ltd.	36,500	32,674
DBS Group Holdings, Ltd.	2,800	69,188
Flex, Ltd.(2)	6,557	134,877
Genting Singapore, Ltd.	108,600	92,389
Golden Agri-Resources, Ltd.	170,500	35,262
Keppel Corp., Ltd.	8,600	39,933
Mapletree Industrial Trust	18,060	32,284
Mapletree Pan Asia Commercial Trust	18,500	24,506
Raffles Medical Group, Ltd.	38,400	42,406
Sea, Ltd. ADR(2)	1,816	138,325
Sembcorp Industries, Ltd.	21,400	68,858
Sembcorp Marine, Ltd.(2)	164,131	15,307
Singapore Airlines, Ltd.(1)	14,800	65,095
Singapore Exchange, Ltd.	7,000	50,376
Singapore Post, Ltd.	26,100	9,999
Singapore Technologies Engineering, Ltd.	19,500	53,085
Singapore Telecommunications, Ltd.	42,000	80,487
Suntec Real Estate Investment Trust	27,000	27,369
United Overseas Bank, Ltd.	4,500	95,571
UOL Group, Ltd.	4,600	23,998
Venture Corp., Ltd.	5,000	63,879
Wilmar International, Ltd.	58,400	172,497
		$ 1,476,558

22
See Notes to Financial Statements.

Tax-Managed International Equity Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Spain — 4.4%
ACS Actividades de Construccion y Servicios S.A.	1,185	$ 40,743
Aena SME S.A.(1)(2)(3)	1,064	179,196
Almirall S.A.	2,741	28,059
Amadeus IT Group S.A.(2)	5,033	353,744
Banco Santander S.A.(1)	61,792	217,080
Bankinter S.A.	12,265	72,526
CaixaBank S.A.	15,438	57,145
Cellnex Telecom S.A.(2)(3)	4,799	202,057
Cia de Distribucion Integral Logista Holdings S.A.	2,665	72,373
Ercros S.A.	8,525	39,793
Grifols S.A.(1)(2)	11,886	122,350
Iberdrola S.A.	25,032	324,367
Indra Sistemas S.A.	3,340	44,224
Industria de Diseno Textil S.A.(1)	12,175	418,537
Laboratorios Farmaceuticos Rovi S.A.	1,773	78,435
Merlin Properties Socimi S.A.	18,476	163,361
Metrovacesa S.A.(1)(2)(3)	2,900	24,237
Red Electrica Corp. S.A.	2,456	44,653
Repsol S.A.	20,519	301,418
Telefonica S.A.	22,919	104,103
Vidrala S.A.	739	77,579
Viscofan S.A.	825	56,551
		$ 3,022,531
Sweden — 4.2%
Alfa Laval AB(1)	1,197	$ 43,915
Arjo AB, Class B(1)	8,801	39,043
Assa Abloy AB, Class B(1)	2,883	68,690
Atlas Copco AB, Class B(1)	2,446	31,374
Billerud AB	2,548	24,472
BioArctic AB(2)(3)	1,352	34,926
BioGaia AB, Class B	4,605	45,730
Biotage AB	1,896	23,585
Boliden AB(1)	2,274	81,266
Castellum AB(1)	4,084	49,646
Catena AB	932	35,752
Electrolux AB, Class B	3,051	46,025
Elekta AB, Class B	5,121	43,058
Embracer Group AB(1)(2)	9,503	49,612
Epiroc AB, Class A	2,897	58,036
Essity AB, Class B(1)	12,073	365,875
Evolution AB(3)	1,309	174,893
Fabege AB(1)	7,085	56,820
Getinge AB, Class B(1)	3,014	76,498
H & M Hennes & Mauritz AB, Class B(1)	3,007	44,085
Hemnet Group AB(1)	2,581	42,318
Security	Shares	Value
Sweden (continued)
Hexagon AB, Class B(1)	7,096	$ 81,247
Holmen AB, Class B	2,532	95,785
Hufvudstaden AB, Class A	2,401	34,238
Husqvarna AB, Class B	3,790	32,712
Industrivarden AB, Class A	1,060	30,330
Industrivarden AB, Class C(1)	1,534	43,806
Investor AB, Class A	2,160	47,364
JM AB(1)	2,031	32,605
L E Lundbergforetagen AB, Class B	517	24,806
Millicom International Cellular S.A. SDR(2)	3,136	56,248
Modern Times Group MTG AB, Class B(2)	4,037	32,454
Mycronic AB	2,681	56,979
Nyfosa AB(1)	5,192	35,580
Orron Energy AB(2)	4,713	5,499
Sandvik AB(1)	1,635	33,305
Securitas AB, Class B(1)	1,900	17,030
Skandinaviska Enskilda Banken AB, Class A	4,744	53,943
Skanska AB, Class B(1)	1,238	20,249
Stillfront Group AB(2)	16,614	35,398
Svenska Cellulosa AB SCA, Class B	9,048	124,136
Svenska Handelsbanken AB, Class A	7,120	62,939
Swedbank AB, Class A	2,384	41,425
Swedish Orphan Biovitrum AB(2)	3,003	73,079
Tele2 AB, Class B	5,717	60,750
Telefonaktiebolaget LM Ericsson, Class B	25,375	139,707
Telia Co. AB(1)	24,113	67,135
Tethys Oil AB	4,284	21,918
Thule Group AB(1)(3)	1,277	36,935
Truecaller AB, Class B(1)(2)	6,505	19,449
Volvo AB, Class B	1,722	35,406
Wallenstam AB, Class B(1)	7,080	28,094
Wihlborgs Fastigheter AB(1)	3,468	28,032
		$ 2,944,202
Switzerland — 9.1%
ABB, Ltd.	2,488	$ 89,751
ALSO Holding AG	245	52,521
Baloise Holding AG	396	66,288
Banque Cantonale Vaudoise	570	59,978
BKW AG	330	56,511
Bucher Industries AG	149	67,102
Cembra Money Bank AG	670	53,805
Cie Financiere Richemont S.A., Class A	5,971	987,011
Clariant AG(2)	3,924	65,453
DKSH Holding AG	773	61,570
EMS-Chemie Holding AG	104	85,415

23
See Notes to Financial Statements.

Tax-Managed International Equity Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Switzerland (continued)
Flughafen Zurich AG	295	$ 56,778
Forbo Holding AG	26	38,274
Galenica AG(3)	858	76,893
Givaudan S.A.	78	272,841
Helvetia Holding AG	425	63,577
Holcim AG(2)	4,531	299,376
Intershop Holding AG	78	54,771
Julius Baer Group, Ltd.	822	58,901
Kuehne & Nagel International AG	464	137,463
Landis & Gyr Group AG(2)	1,111	92,044
LEM Holding S.A.	13	28,665
Logitech International S.A.	2,732	161,672
Meyer Burger Technology AG(1)(2)	49,710	32,018
Nestle S.A.	6,891	884,043
Novartis AG	4,303	440,171
Roche Holding AG PC	1,250	391,425
Schindler Holding AG	320	68,359
Schindler Holding AG PC	353	78,886
Schweiter Technologies AG	45	35,910
SGS S.A.	900	81,446
SIG Group AG(2)	5,783	154,786
Softwareone Holding AG(1)(2)	1,719	25,930
Stadler Rail AG(1)	1,511	62,796
Swatch Group AG (The), Bearer Shares	279	95,714
Swiss Life Holding AG(2)	139	91,748
Swiss Prime Site AG	1,669	151,077
Swiss Re AG	1,001	100,805
Swisscom AG	366	251,277
Vontobel Holding AG	351	23,510
Zehnder Group AG	691	56,441
Zurich Insurance Group AG	683	331,222
		$ 6,344,224
United Kingdom — 9.0%
Admiral Group PLC	1,052	$ 30,575
Airtel Africa PLC(3)	30,067	45,387
Assura PLC	34,782	22,237
AstraZeneca PLC	4,331	637,363
Aviva PLC	9,030	48,079
BAE Systems PLC	8,600	109,564
Barclays PLC	15,390	31,002
Bellway PLC	608	18,434
Berkeley Group Holdings PLC	509	28,485
Big Yellow Group PLC	2,400	36,943
British American Tobacco PLC	3,774	139,433
British Land Co. PLC (The)	7,389	37,228
Security	Shares	Value
United Kingdom (continued)
BT Group PLC	59,183	$ 118,206
Bunzl PLC	1,400	55,730
Burberry Group PLC	3,492	113,986
Centrica PLC	39,130	56,228
Compass Group PLC	7,473	197,145
Computacenter PLC	1,269	36,790
Croda International PLC	729	64,050
Darktrace PLC(2)	8,597	30,316
Derwent London PLC	1,020	30,794
Direct Line Insurance Group PLC	9,041	19,542
DS Smith PLC	10,893	42,529
Energean PLC	2,448	38,026
Experian PLC	2,304	81,573
FDM Group Holdings PLC	2,454	20,773
Fresnillo PLC	1,893	16,941
Glencore PLC	15,395	90,871
Grainger PLC	11,835	38,505
Great Portland Estates PLC	4,065	27,267
HSBC Holdings PLC	24,849	179,095
Imperial Brands PLC	1,728	42,775
Informa PLC	12,336	112,147
InterContinental Hotels Group PLC	751	51,636
Intertek Group PLC	543	28,407
ITV PLC	50,477	51,376
Land Securities Group PLC	5,823	49,413
Lloyds Banking Group PLC	135,333	82,218
London Stock Exchange Group PLC	726	76,225
LondonMetric Property PLC	11,374	27,585
LXi REIT PLC	17,784	23,588
Manchester United PLC, Class A(1)	1,700	34,085
Mondi PLC	3,379	53,845
Moneysupermarket.com Group PLC	7,023	24,251
National Grid PLC	21,398	306,803
NCC Group PLC	21,199	28,605
Next PLC	582	49,381
Pearson PLC	5,346	59,478
Persimmon PLC	2,761	45,694
Phoenix Group Holdings PLC	5,262	39,205
Primary Health Properties PLC	23,037	30,903
QinetiQ Group PLC	8,311	38,834
Reckitt Benckiser Group PLC	1,454	117,497
RELX PLC	4,013	133,708
Renishaw PLC	635	28,803
Rentokil Initial PLC	5,526	43,994
Rio Tinto PLC	3,415	217,100
Rolls-Royce Holdings PLC(2)	22,073	42,285

24
See Notes to Financial Statements.

Tax-Managed International Equity Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
United Kingdom (continued)
Safestore Holdings PLC	3,803	$ 47,406
Sage Group PLC (The)	15,349	158,293
Severn Trent PLC	3,397	125,124
Shaftesbury Capital PLC	16,689	24,684
Shell PLC	17,692	543,642
Smiths Group PLC	1,154	24,401
Softcat PLC	2,104	35,450
Spectris PLC	1,446	68,479
Spirax-Sarco Engineering PLC	358	50,027
Spirent Communications PLC	11,297	25,685
Standard Chartered PLC	5,917	46,881
Supermarket Income REIT PLC	20,430	22,481
Taylor Wimpey PLC	39,034	62,996
Tesco PLC	31,547	111,533
Tritax Big Box REIT PLC	37,589	73,440
Unilever PLC	3,393	188,929
UNITE Group PLC (The)	3,167	38,214
United Utilities Group PLC	9,445	128,305
Vodafone Group PLC	181,551	218,065
		$ 6,276,973
Total Common Stocks (identified cost $61,087,454)		$68,773,201

Short-Term Investments — 8.3%
Affiliated Fund — 0.0%(5)
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.78%(6)	7,355	$ 7,355
Total Affiliated Fund (identified cost $7,355)		$ 7,355

Securities Lending Collateral — 8.3%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 4.84%(7)	5,757,599	$ 5,757,599
Total Securities Lending Collateral (identified cost $5,757,599)		$ 5,757,599
Total Short-Term Investments (identified cost $5,764,954)		$ 5,764,954
Value
Total Investments — 107.3% (identified cost $66,852,408)	$74,538,155
Other Assets, Less Liabilities — (7.3)%	$ (5,089,317)
Net Assets — 100.0%	$69,448,838
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	All or a portion of this security was on loan at April 30, 2023. The aggregate market value of securities on loan at April 30, 2023 was $8,304,592.
(2)	Non-income producing security.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2023, the aggregate value of these securities is $2,434,669 or 3.5% of the Portfolio's net assets.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(5)	Amount is less than 0.05%.
(6)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of April 30, 2023.
(7)	Represents investment of cash collateral received in connection with securities lending.
Sector Classification of Portfolio
Sector	Percentage of Net Assets	Value
Consumer Discretionary	11.3%	$7,884,587
Industrials	11.1	7,699,168
Financials	11.0	7,635,781
Consumer Staples	10.3	7,181,876
Health Care	10.1	6,997,558
Materials	9.1	6,336,893
Communication Services	8.9	6,168,390
Information Technology	7.9	5,465,676
Utilities	7.5	5,180,457
Real Estate	6.7	4,686,934
Energy	5.1	3,535,881
Short-Term Investments	8.3	5,764,954
Total Investments	107.3%	$74,538,155

25
See Notes to Financial Statements.

Tax-Managed International Equity Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Abbreviations:
ADR	– American Depositary Receipt
CDI	– CHESS Depositary Interest
GDR	– Global Depositary Receipt
PC	– Participation Certificate
PFC Shares	– Preference Shares
SDR	– Swedish Depositary Receipt
26
See Notes to Financial Statements.

Tax-Managed International Equity Portfolio
April 30, 2023
Statement of Assets and Liabilities (Unaudited)

April 30, 2023
Assets
Unaffiliated investments, at value (identified cost $66,845,053) — including $8,304,592 of securities on loan	$ 74,530,800
Affiliated investment, at value (identified cost $7,355)	7,355
Foreign currency, at value (identified cost $376,035)	376,942
Dividends receivable	298,051
Dividends receivable from affiliated investment	226
Securities lending income receivable	9,220
Tax reclaims receivable	218,043
Total assets	$75,440,637
Liabilities
Demand note payable	$ 30,000
Collateral for securities loaned	5,757,599
Payable for investments purchased	107,935
Payable to affiliates:
Investment adviser fee	28,043
Trustees' fees	401
Accrued expenses	67,821
Total liabilities	$ 5,991,799
Net Assets applicable to investors' interest in Portfolio	$69,448,838
27
See Notes to Financial Statements.

Tax-Managed International Equity Portfolio
April 30, 2023
Statement of Operations (Unaudited)

Six Months Ended
April 30, 2023
Investment Income
Dividend income (net of foreign taxes withheld of $160,516)	$ 1,058,608
Dividend income from affiliated investments	711
Securities lending income, net	29,029
Total investment income	$ 1,088,348
Expenses
Investment adviser fee	$ 163,262
Trustees’ fees and expenses	2,321
Custodian fee	36,899
Legal and accounting services	30,393
Miscellaneous	5,026
Total expenses	$ 237,901
Deduct:
Waiver and/or reimbursement of expenses by affiliate	$ 26
Total expense reductions	$ 26
Net expenses	$ 237,875
Net investment income	$ 850,473
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$ 1,266,399
Investment transactions - affiliated investment	54,003
Foreign currency transactions	13,787
Net realized gain	$ 1,334,189
Change in unrealized appreciation (depreciation):
Investments	$ 11,520,838
Investments - affiliated investment	16,243
Foreign currency	20,961
Net change in unrealized appreciation (depreciation)	$11,558,042
Net realized and unrealized gain	$12,892,231
Net increase in net assets from operations	$13,742,704
28
See Notes to Financial Statements.

Tax-Managed International Equity Portfolio
April 30, 2023
Statements of Changes in Net Assets

	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 850,473	$ 1,606,130
Net realized gain (loss)	1,334,189	(1,227,103)
Net change in unrealized appreciation (depreciation)	11,558,042	(20,060,081)
Net increase (decrease) in net assets from operations	$13,742,704	$(19,681,054)
Capital transactions:
Contributions	$ 1,941,286	$ 11,445,206
Withdrawals	(5,812,043)	(9,274,277)
Net increase (decrease) in net assets from capital transactions	$ (3,870,757)	$ 2,170,929
Net increase (decrease) in net assets	$ 9,871,947	$(17,510,125)
Net Assets
At beginning of period	$ 59,576,891	$ 77,087,016
At end of period	$69,448,838	$ 59,576,891
29
See Notes to Financial Statements.

Tax-Managed International Equity Portfolio
April 30, 2023
Financial Highlights

	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31,
Ratios/Supplemental Data		2022	2021	2020	2019	2018
Ratios (as a percentage of average daily net assets):
Expenses	0.73% (1)(2)	0.69% (2)	0.68%	0.69%	0.74%	0.71%
Net investment income	2.60% (1)	2.34%	2.31%	1.74%	2.53%	1.90%
Portfolio Turnover	18% (3)	22%	23%	10%	37%	30%
Total Return	23.83% (3)	(25.13)%	31.20%	(5.07)%	11.59%	(5.77)%
Net assets, end of period (000’s omitted)	$69,449	$59,577	$77,087	$60,016	$71,054	$68,042
(1)	Annualized.
(2)	Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2023 and the year ended October 31, 2022).
(3)	Not annualized.
30
See Notes to Financial Statements.

Tax-Managed International Equity Portfolio
April 30, 2023
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Tax-Managed International Equity Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to achieve long-term, after-tax returns by investing in a diversified portfolio of foreign equity securities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2023, Parametric Tax-Managed International Equity Fund and Eaton Vance Tax-Managed Equity Asset Allocation Fund held an interest of 54.5% and 45.5%, respectively, in the Portfolio.
The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio's Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Portfolio’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Portfolio has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment, no amounts are reflected in the Portfolio's financial statements for such outstanding reclaims.
D  Federal Taxes—The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.
31

Tax-Managed International Equity Portfolio
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

As of April 30, 2023, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.
H  Interim Financial Statements—The interim financial statements relating to April 30, 2023 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate as a percentage of the Portfolio’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $1 billion	0.500%
$1 billion but less than $2.5 billion	0.475%
$2.5 billion but less than $5 billion	0.455%
$5 billion and over	0.440%
For the six months ended April 30, 2023, the investment adviser fee amounted to $163,262 or 0.50% (annualized) of the Portfolio’s average daily net assets. Pursuant to an investment sub-advisory agreement, BMR has delegated the investment management of the Portfolio to Parametric Portfolio Associates LLC (Parametric), an affiliate of BMR and an indirect, wholly-owned subsidiary of Morgan Stanley. BMR pays Parametric a portion of its investment adviser fee for sub-advisory services provided to the Portfolio. The Portfolio may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley.  The investment adviser fee paid by the Portfolio is reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Fund. For the six months ended April 30, 2023, the investment adviser fee paid was reduced by $26 relating to the Portfolio's investment in the Liquidity Fund.
During the six months ended April 30, 2023, BMR reimbursed the Portfolio $3,347 for a net realized loss due to a trading error. The amount of the reimbursement had an impact on total return of less than 0.01%.
Trustees and officers of the Portfolio who are members of BMR’s organization receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2023, no significant amounts have been deferred. Certain officers and Trustees of the Portfolioare officers of the above organization.
32

Tax-Managed International Equity Portfolio
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

3  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, aggregated $11,840,694 and $15,141,180, respectively, for the six months ended April 30, 2023.
4  Federal Income Tax Basis of Investments
The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2023, as determined on a federal income tax basis, were as follows:
Aggregate cost	$ 67,239,531
Gross unrealized appreciation	$ 12,528,976
Gross unrealized depreciation	(5,230,352)
Net unrealized appreciation	$ 7,298,624
5  Line of Credit
The Portfolio participates with other portfolios and funds managed by BMR and its affiliates in a $725 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 24, 2023. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2022, an arrangement fee totaling $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2023.
At April 30, 2023, the Portfolio had a balance outstanding pursuant to this line of credit of $30,000 at an annual interest rate of 5.83%. Based on the short-term nature of the borrowings under the line of credit and variable interest rate, the carrying value of the borrowings approximated its fair value at April 30, 2023. If measured at fair value, borrowings under the line of credit would have been considered as Level 2 in the fair value hierarchy (see Note 8) at April 30, 2023. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2023.
6  Securities Lending Agreement
The Portfolio has established a securities lending agreement with State Street Bank and Trust Company (SSBT) as securities lending agent in which the Portfolio lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Portfolio on the next business day. Cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund registered under the 1940 Act. The Portfolio earns interest on the amount invested but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. For security loans secured by non-cash collateral, the Portfolio earns a negotiated lending fee from the borrower. A portion of the income earned by the Portfolio from its investment of cash collateral, net of rebate fees, and lending fees received is allocated to SSBT for its services as lending agent and the portion allocated to the Portfolio is presented as securities lending income, net on the Statement of Operations. Non-cash collateral is held by the lending agent on behalf of the Portfolio and cannot be sold or re-pledged by the Portfolio; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The Portfolio is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Portfolio in the event of default by a borrower with respect to a loan. The Portfolio bears the risk of loss with respect to the investment of cash collateral.
At April 30, 2023, the value of the securities loaned and the value of the collateral received, which exceeded the value of the securities loaned, amounted to $8,304,592 and $8,756,203, respectively. Collateral received was comprised of cash of $5,757,599 and U.S. government and/or agencies securities of $2,998,604. The securities lending transactions have no contractual maturity date and each of the Portfolio and borrower has the option to terminate a loan at any time.
33

Tax-Managed International Equity Portfolio
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2023.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Common Stocks	$5,757,599	$ —	$ —	$ —	$5,757,599
The carrying amount of the liability for collateral for securities loaned at April 30, 2023 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 8) at April 30, 2023.
7  Affiliated Investments
At April 30, 2023, the value of the Portfolio's investment in issuers and funds that may be deemed to be affiliated was $7,355, which represents less than 0.05% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the six months ended April 30, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Common Stocks
Mitsubishi UFJ Financial Group, Inc.	$136,519	$ —	$ (206,765)	$ 54,003	$ 16,243	$ —	$ —	—
Short-Term Investments
Liquidity Fund	161,268	1,686,762	(1,840,675)	—	—	7,355	711	7,355
Total				$54,003	$16,243	$7,355	$ 711
8  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At April 30, 2023, the hierarchy of inputs used in valuing the Portfolio's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Common Stocks:
Asia/Pacific	$ 273,202	$ 19,467,196	$ 0	$ 19,740,398
Developed Europe	324,997	47,142,964	—	47,467,961
Developed Middle East	250,860	1,313,982	—	1,564,842
Total Common Stocks	$ 849,059	$ 67,924,142**	$ 0	$68,773,201
34

Tax-Managed International Equity Portfolio
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3*	Total
Short-Term Investments:
Affiliated Fund	$ 7,355	$ —	$ —	$ 7,355
Securities Lending Collateral	5,757,599	—	—	5,757,599
Total Investments	$6,614,013	$ 67,924,142	$ 0	$74,538,155
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.
**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended April 30, 2023 is not presented.
9  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks of disease, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and industries, and could continue to affect the market in significant and unforeseen ways. Other epidemics and pandemics that may arise in the future may have similar effects. Any such impact could adversely affect the Portfolio's performance, or the performance of the securities in which the Portfolio invests.
35

Parametric
Tax-Managed International Equity Fund
April 30, 2023

Officers of Parametric Tax-Managed International Equity Fund
Eric A. Stein President	Nicholas S. Di Lorenzo Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Richard F. Froio Chief Compliance Officer
James F. Kirchner Treasurer
Officers of Tax-Managed International Equity Portfolio
R. Kelly Williams, Jr. President	Nicholas S. Di Lorenzo Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Richard F. Froio Chief Compliance Officer
James F. Kirchner Treasurer
Trustees of Parametric Tax-Managed International Equity Fund and Tax-Managed International Equity Portfolio
George J. Gorman Chairperson
Alan C. Bowser
Thomas E. Faust Jr.*
Mark R. Fetting
Cynthia E. Frost
Valerie A. Mosley
Anchal Pachnanda*(1)
Keith Quinton
Marcus L. Smith
Susan J. Sutherland
Scott E. Wennerholm
Nancy A. Wiser

*	Interested Trustee
(1)	Ms. Pachnanda began serving as Trustee effective April 1, 2023.
36

Eaton Vance Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
37

Eaton Vance Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
38

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.
39

This Page Intentionally Left Blank

Investment Adviser of Tax-Managed International Equity Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110
Investment Sub-Adviser of Parametric Tax-Managed International
Equity Fund and Tax-Managed International Equity Portfolio
Parametric Portfolio Associates LLC
800 Fifth Avenue, Suite 2800
Seattle, WA 98104
Investment Adviser and Administrator of Parametric Tax-Managed
International Equity Fund
Eaton Vance Management
Two International Place
Boston, MA 02110
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 534439
Pittsburgh, PA 15253-4439
(800) 262-1122
Fund Offices
Two International Place
Boston, MA 02110
*FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7689    4.30.23

Eaton Vance
Tax-Managed Multi-Cap Growth Fund
Semiannual Report
April 30, 2023

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund's adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2023
Eaton Vance
Tax-Managed Multi-Cap Growth Fund

Eaton Vance
Tax-Managed Multi-Cap Growth Fund
April 30, 2023
Performance

Portfolio Manager(s) Douglas R. Rogers, CFA, CMT
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	06/30/2000	06/30/2000	13.70%	2.43%	9.87%	11.76%
Class A with 5.25% Maximum Sales Charge	—	—	7.73	(2.94)	8.69	11.16
Class C at NAV	07/10/2000	07/10/2000	13.27	1.69	9.05	11.10
Class C with 1% Maximum Deferred Sales Charge	—	—	12.27	0.69	9.05	11.10

Russell 3000® Growth Index	—	—	10.77%	2.25%	13.13%	14.04%
S&P 500® Index	—	—	8.63	2.66	11.44	12.19
% After-Tax Returns with Maximum Sales Charge[2]	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A After Taxes on Distributions	06/30/2000	06/30/2000	(2.94)%	8.22%	10.91%
Class A After Taxes on Distributions and Sale of Fund Shares	—	—	(1.74)	7.14	9.60
Class C After Taxes on Distributions	07/10/2000	07/10/2000	0.69	8.49	10.82
Class C After Taxes on Distributions and Sale of Fund Shares	—	—	0.41	7.44	9.53
% Total Annual Operating Expense Ratios[3]	Class A	Class C
	1.28%	2.03%
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
2

Eaton Vance
Tax-Managed Multi-Cap Growth Fund
April 30, 2023
Fund Profile

Sector Allocation (% of net assets)[1]
Top 10 Holdings (% of net assets)[1]
Microsoft Corp.	11.4%
Apple, Inc.	11.3
Amazon.com, Inc.	6.6
Visa, Inc., Class A	4.6
Alphabet, Inc., Class C	4.0
Alphabet, Inc., Class A	3.8
UnitedHealth Group, Inc.	3.8
Salesforce, Inc.	2.7
Adobe, Inc.	2.6
Vertex Pharmaceuticals, Inc.	2.6
Total	53.4%

Footnotes:
Fund invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.
[1]	Excludes cash and cash equivalents.
3

Eaton Vance
Tax-Managed Multi-Cap Growth Fund
April 30, 2023
Endnotes and Additional Disclosures

[1]	Russell 3000® Growth Index is an unmanaged index of the broad growth segment of the U.S. equity universe. S&P 500® Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. S&P Dow Jones Indices are a product of S&P Dow Jones Indices LLC (“S&P DJI”) and have been licensed for use. S&P® and S&P 500® are registered trademarks of S&P DJI; Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); S&P DJI, Dow Jones and their respective affiliates do not sponsor, endorse, sell or promote the Fund, will not have any liability with respect thereto and do not have any liability for any errors, omissions, or interruptions of the S&P Dow Jones Indices. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. After-tax returns are calculated using certain assumptions, including using the highest historical individual federal income tax rates, and do not reflect the impact of state/local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or shares held by nontaxable entities. Return After Taxes on Distributions may be the same as Return Before Taxes for the same period because no taxable distributions were made during that period. Return After Taxes on Distributions and Sale of Fund Shares may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares. The Fund’s after-tax returns also may reflect foreign tax credits passed by the Fund to its shareholders.
Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years. Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase.
[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
Fund profile subject to change due to active management.
4

Eaton Vance
Tax-Managed Multi-Cap Growth Fund
April 30, 2023
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2022 to April 30, 2023).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (11/1/22)	Ending Account Value (4/30/23)	Expenses Paid During Period* (11/1/22 – 4/30/23)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,137.00	$ 6.89	1.30%
Class C	$1,000.00	$1,132.70	$10.84	2.05%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.35	$ 6.51	1.30%
Class C	$1,000.00	$1,014.63	$10.24	2.05%
*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2022. The Example reflects the expenses of both the Fund and the Portfolio.
5

Eaton Vance
Tax-Managed Multi-Cap Growth Fund
April 30, 2023
Statement of Assets and Liabilities (Unaudited)

April 30, 2023
Assets
Investment in Tax-Managed Multi-Cap Growth Portfolio, at value (identified cost $36,635,388)	$ 113,088,331
Receivable for Fund shares sold	84,698
Total assets	$113,173,029
Liabilities
Payable for Fund shares redeemed	$ 111,215
Payable to affiliates:
Administration fee	13,653
Distribution and service fees	27,160
Accrued expenses	66,854
Total liabilities	$ 218,882
Net Assets	$112,954,147
Sources of Net Assets
Paid-in capital	$ 47,362,952
Distributable earnings	65,591,195
Net Assets	$112,954,147
Class A Shares
Net Assets	$ 105,751,926
Shares Outstanding	2,562,928
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 41.26
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$ 43.55
Class C Shares
Net Assets	$ 7,202,221
Shares Outstanding	213,607
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 33.72
On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
6
See Notes to Financial Statements.

Eaton Vance
Tax-Managed Multi-Cap Growth Fund
April 30, 2023
Statement of Operations (Unaudited)

Six Months Ended
April 30, 2023
Investment Income
Dividend income allocated from Portfolio (net of foreign taxes withheld of $6,930)	$ 357,465
Securities lending income allocated from Portfolio, net	317
Expenses allocated from Portfolio	(367,273)
Total investment loss from Portfolio	$ (9,491)
Expenses
Administration fee	$ 77,450
Distribution and service fees:
Class A	120,206
Class C	35,506
Trustees’ fees and expenses	208
Custodian fee	9,101
Transfer and dividend disbursing agent fees	38,783
Legal and accounting services	17,559
Printing and postage	5,114
Registration fees	17,085
ReFlow liquidity program fees	4,256
Miscellaneous	4,258
Total expenses	$ 329,526
Net investment loss	$ (339,017)
Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss):
Investment transactions	$ 506,791(1)
Foreign currency transactions	1
Net realized gain	$ 506,792
Change in unrealized appreciation (depreciation):
Investments	$ 13,453,624
Foreign currency	2
Net change in unrealized appreciation (depreciation)	$13,453,626
Net realized and unrealized gain	$13,960,418
Net increase in net assets from operations	$13,621,401
(1)	Includes $763,155 of net realized gains from redemptions in-kind.
7
See Notes to Financial Statements.

Eaton Vance
Tax-Managed Multi-Cap Growth Fund
April 30, 2023
Statements of Changes in Net Assets

	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022
Increase (Decrease) in Net Assets
From operations:
Net investment loss	$ (339,017)	$ (1,022,992)
Net realized gain	506,792 (1)	655,566 (2)
Net change in unrealized appreciation (depreciation)	13,453,626	(39,125,248)
Net increase (decrease) in net assets from operations	$ 13,621,401	$ (39,492,674)
Distributions to shareholders:
Class A	$ —	$ (4,198,521)
Class C	—	(485,564)
Total distributions to shareholders	$ —	$ (4,684,085)
Transactions in shares of beneficial interest:
Class A	$ (201,388)	$ (2,928,925)
Class C	(1,054,172)	(2,142,964)
Net decrease in net assets from Fund share transactions	$ (1,255,560)	$ (5,071,889)
Net increase (decrease) in net assets	$ 12,365,841	$ (49,248,648)
Net Assets
At beginning of period	$ 100,588,306	$ 149,836,954
At end of period	$112,954,147	$100,588,306
(1)	Includes $763,155 of net realized gains from redemptions in-kind.
(2)	Includes $1,699,231 of net realized gains from redemptions in-kind.
8
See Notes to Financial Statements.

Eaton Vance
Tax-Managed Multi-Cap Growth Fund
April 30, 2023
Financial Highlights

	Class A
	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31,
		2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 36.290	$ 51.600	$ 39.630	$ 32.250	$ 29.220	$ 26.040
Income (Loss) From Operations
Net investment loss(1)	$ (0.113)	$ (0.333)	$ (0.387)	$ (0.229)	$ (0.192)	$ (0.186)
Net realized and unrealized gain (loss)	5.083	(13.382)	13.730	8.361	3.849	3.429
Total income (loss) from operations	$ 4.970	$(13.715)	$ 13.343	$ 8.132	$ 3.657	$ 3.243
Less Distributions
From net realized gain	$ —	$ (1.595)	$ (1.373)	$ (0.752)	$ (0.627)	$ (0.063)
Total distributions	$ —	$ (1.595)	$ (1.373)	$ (0.752)	$ (0.627)	$ (0.063)
Net asset value — End of period	$ 41.260	$ 36.290	$ 51.600	$ 39.630	$32.250	$29.220
Total Return(2)	13.70% (3)	(27.42)%	34.39%	25.65%	13.07%	12.52%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$105,752	$ 93,206	$136,537	$101,649	$ 82,914	$ 64,579
Ratios (as a percentage of average daily net assets):(4)
Expenses	1.30% (5)(6)	1.28% (6)	1.25%	1.28%	1.33%	1.31%
Net investment loss	(0.61)% (5)	(0.79)%	(0.83)%	(0.64)%	(0.63)%	(0.63)%
Portfolio Turnover of the Portfolio	1% (3)	0% (7)	13%	24%	18%	18%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2023 and the year ended October 31, 2022).
(7)	Amount is less than 0.5%.
9
See Notes to Financial Statements.

Eaton Vance
Tax-Managed Multi-Cap Growth Fund
April 30, 2023
Financial Highlights — continued

	Class C
	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31,
		2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 29.770	$ 42.920	$ 33.410	$ 27.510	$ 25.210	$ 22.640
Income (Loss) From Operations
Net investment loss(1)	$ (0.206)	$ (0.538)	$ (0.607)	$ (0.418)	$ (0.353)	$ (0.352)
Net realized and unrealized gain (loss)	4.156	(11.017)	11.490	7.070	3.280	2.985
Total income (loss) from operations	$ 3.950	$(11.555)	$10.883	$ 6.652	$ 2.927	$ 2.633
Less Distributions
From net realized gain	$ —	$ (1.595)	$ (1.373)	$ (0.752)	$ (0.627)	$ (0.063)
Total distributions	$ —	$ (1.595)	$ (1.373)	$ (0.752)	$ (0.627)	$ (0.063)
Net asset value — End of period	$33.720	$ 29.770	$42.920	$33.410	$27.510	$25.210
Total Return(2)	13.27% (3)	(27.95)%	33.40%	24.67%	12.24%	11.65%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 7,202	$ 7,382	$ 13,300	$ 14,982	$ 14,216	$ 24,706
Ratios (as a percentage of average daily net assets):(4)
Expenses	2.05% (5)(6)	2.03% (6)	2.00%	2.03%	2.09%	2.06%
Net investment loss	(1.35)% (5)	(1.53)%	(1.57)%	(1.39)%	(1.37)%	(1.38)%
Portfolio Turnover of the Portfolio	1% (3)	0% (7)	13%	24%	18%	18%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2023 and the year ended October 31, 2022).
(7)	Amount is less than 0.5%.
10
See Notes to Financial Statements.

Eaton Vance
Tax-Managed Multi-Cap Growth Fund
April 30, 2023
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Tax-Managed Multi-Cap Growth Fund (the Fund) is a non-diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests its assets in interests in Tax-Managed Multi-Cap Growth Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (56.2% at April 30, 2023). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.
B  Income—The Fund's net investment income or loss consists of the Fund's pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.
C  Federal Taxes—The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
As of April 30, 2023, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
D  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
E  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
F  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
G  Other—Investment transactions are accounted for on a trade date basis.
H  Interim Financial Statements—The interim financial statements relating to April 30, 2023 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
11

Eaton Vance
Tax-Managed Multi-Cap Growth Fund
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

2  Distributions to Shareholders and Income Tax Information
It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
At October 31, 2022, the Fund, for federal income tax purposes, had deferred capital losses of $1,051,523 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at October 31, 2022, $1,051,523 are short-term.
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate as a percentage of the Fund’s average daily net assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser and receive an advisory fee as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.650%
$500 million but less than $1 billion	0.625%
$1 billion but less than $2.5 billion	0.600%
$2.5 billion and over	0.600%
For the six months ended April 30, 2023, the Fund incurred no investment adviser fee on such assets. To the extent the Fund’s assets are invested in the Portfolio, the Fund is allocated its share of the Portfolio’s investment adviser fee. The Portfolio has engaged Boston Management and Research (BMR) to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. The administration fee is earned by EVM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended April 30, 2023, the administration fee amounted to $77,450.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2023, EVM earned $14,366 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund's principal underwriter, received $1,793 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2023. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).
Trustees and officers of the Fund who are members of EVM’s or BMR's organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.
4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2023 amounted to $120,206 for Class A shares.
The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2023, the Fund paid or accrued to EVD $26,629 for Class C shares.
12

Eaton Vance
Tax-Managed Multi-Cap Growth Fund
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2023 amounted to $8,877 for Class C shares.
Distribution fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 0.75% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended April 30, 2023, the Fund was informed that EVD received less than $100 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A shareholders.
6  Investment Transactions
For the six months ended April 30, 2023, increases and decreases in the Fund's investment in the Portfolio aggregated $959,208 and $2,566,166, respectively. Decreases in the Fund's investment in the Portfolio include distributions of securities as the result of redemptions in-kind of $1,675,916.
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Sales and redemptions of Class A shares include shares purchased and redeemed in connection with the ReFlow liquidity program, a program designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Transactions in Fund shares, including direct exchanges pursuant to share class conversions for all periods presented, were as follows:
	Six Months Ended April 30, 2023 (Unaudited)		Year Ended October 31, 2022
	Shares	Amount	Shares	Amount
Class A
Sales	126,480	$ 4,729,240	236,476	$ 9,713,120
Issued to shareholders electing to receive payments of distributions in Fund shares	—	—	80,222	3,995,868
Redemptions	(131,616)	(4,930,628)	(394,902)	(16,637,913)
Net decrease	(5,136)	$ (201,388)	(78,204)	$ (2,928,925)
Class C
Sales	8,294	$ 255,081	21,295	$ 759,472
Issued to shareholders electing to receive payments of distributions in Fund shares	—	—	11,778	484,298
Redemptions	(42,669)	(1,309,253)	(94,992)	(3,386,734)
Net decrease	(34,375)	$(1,054,172)	(61,919)	$ (2,142,964)
13

Tax-Managed Multi-Cap Growth Portfolio
April 30, 2023
Portfolio of Investments (Unaudited)

Common Stocks — 98.6%
Security	Shares	Value
Biotechnology — 2.6%
Vertex Pharmaceuticals, Inc.(1)	15,175	$ 5,170,578
		$ 5,170,578
Broadline Retail — 6.6%
Amazon.com, Inc.(1)	125,944	$ 13,280,795
		$ 13,280,795
Building Products — 0.4%
Trex Co., Inc.(1)	15,892	$ 868,657
		$ 868,657
Capital Markets — 1.1%
S&P Global, Inc.	5,966	$ 2,163,152
		$ 2,163,152
Chemicals — 1.8%
Celanese Corp.	6,569	$ 697,890
Ecolab, Inc.	7,531	1,264,003
Sherwin-Williams Co. (The)	6,570	1,560,638
		$ 3,522,531
Commercial Services & Supplies — 2.1%
Copart, Inc.(1)	24,710	$ 1,953,326
Waste Connections, Inc.	16,156	2,248,107
		$ 4,201,433
Consumer Staples Distribution & Retail — 1.8%
Performance Food Group Co.(1)	58,516	$ 3,668,368
		$ 3,668,368
Electrical Equipment — 2.4%
AMETEK, Inc.	34,300	$ 4,730,999
		$ 4,730,999
Entertainment — 1.1%
Electronic Arts, Inc.	7,649	$ 973,565
Walt Disney Co. (The)(1)	12,454	1,276,535
		$ 2,250,100
Financial Services — 5.9%
Fiserv, Inc.(1)	13,974	$ 1,706,505
Security	Shares	Value
Financial Services (continued)
Shift4 Payments, Inc., Class A(1)(2)	13,838	$ 937,801
Visa, Inc., Class A	39,760	9,253,345
		$ 11,897,651
Food Products — 1.3%
Mondelez International, Inc., Class A	35,144	$ 2,696,248
		$ 2,696,248
Ground Transportation — 2.8%
J.B. Hunt Transport Services, Inc.	14,100	$ 2,471,589
Norfolk Southern Corp.	8,734	1,773,264
Uber Technologies, Inc.(1)	47,387	1,471,366
		$ 5,716,219
Health Care Equipment & Supplies — 3.2%
Intuitive Surgical, Inc.(1)	8,574	$ 2,582,660
Stryker Corp.	12,668	3,795,966
		$ 6,378,626
Health Care Providers & Services — 3.8%
UnitedHealth Group, Inc.	15,597	$ 7,675,128
		$ 7,675,128
Hotels, Restaurants & Leisure — 1.7%
Booking Holdings, Inc.(1)	735	$ 1,974,438
Starbucks Corp.	12,443	1,422,110
		$ 3,396,548
Interactive Media & Services — 10.3%
Alphabet, Inc., Class A(1)	71,981	$ 7,726,441
Alphabet, Inc., Class C(1)	74,560	8,068,883
Meta Platforms, Inc., Class A(1)	20,515	4,930,165
		$ 20,725,489
IT Services — 4.7%
Accenture PLC, Class A	18,307	$ 5,131,269
GoDaddy, Inc., Class A(1)	44,180	3,343,542
Okta, Inc.(1)	15,035	1,030,349
		$ 9,505,160
Life Sciences Tools & Services — 1.4%
Danaher Corp.	11,868	$ 2,811,648
		$ 2,811,648

14
See Notes to Financial Statements.

Tax-Managed Multi-Cap Growth Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Personal Care Products — 1.3%
Estee Lauder Cos., Inc. (The), Class A	10,679	$ 2,634,723
		$ 2,634,723
Pharmaceuticals — 2.9%
Royalty Pharma PLC, Class A	35,581	$ 1,250,672
Zoetis, Inc.	26,003	4,570,808
		$ 5,821,480
Semiconductors & Semiconductor Equipment — 2.0%
Monolithic Power Systems, Inc.	8,854	$ 4,090,282
		$ 4,090,282
Software — 18.6%
Adobe, Inc.(1)	14,102	$ 5,324,351
Altair Engineering, Inc., Class A(1)	7,902	545,633
Intuit, Inc.	6,414	2,847,495
Microsoft Corp.	74,352	22,845,396
NICE, Ltd. ADR(1)(2)	2,287	466,571
Salesforce, Inc.(1)	27,530	5,461,126
		$ 37,490,572
Specialty Retail — 1.8%
TJX Cos., Inc. (The)	44,664	$ 3,520,416
		$ 3,520,416
Technology Hardware, Storage & Peripherals — 11.3%
Apple, Inc.	134,541	$ 22,828,917
		$ 22,828,917
Textiles, Apparel & Luxury Goods — 3.7%
Lululemon Athletica, Inc.(1)	13,063	$ 4,963,026
NIKE, Inc., Class B	19,321	2,448,357
		$ 7,411,383
Trading Companies & Distributors — 2.0%
United Rentals, Inc.	11,119	$ 4,015,182
		$ 4,015,182
Total Common Stocks (identified cost $67,172,486)		$198,472,285

Short-Term Investments — 1.5%
Affiliated Fund — 1.5%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.78%(3)	2,978,030	$ 2,978,030
Total Affiliated Fund (identified cost $2,978,030)		$ 2,978,030

Securities Lending Collateral — 0.0%(4)
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 4.84%(5)	79,074	$ 79,074
Total Securities Lending Collateral (identified cost $79,074)		$ 79,074
Total Short-Term Investments (identified cost $3,057,104)		$ 3,057,104
Total Investments — 100.1% (identified cost $70,229,590)		$201,529,389
Other Assets, Less Liabilities — (0.1)%		$ (217,700)
Net Assets — 100.0%		$201,311,689
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at April 30, 2023. The aggregate market value of securities on loan at April 30, 2023 was $1,390,260.
(3)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of April 30, 2023.
(4)	Amount is less than 0.05%.
(5)	Represents investment of cash collateral received in connection with securities lending.
Abbreviations:
ADR	– American Depositary Receipt

15
See Notes to Financial Statements.

Tax-Managed Multi-Cap Growth Portfolio
April 30, 2023
Statement of Assets and Liabilities (Unaudited)

April 30, 2023
Assets
Unaffiliated investments, at value (identified cost $67,251,560) — including $1,390,260 of securities on loan	$ 198,551,359
Affiliated investment, at value (identified cost $2,978,030)	2,978,030
Dividends receivable	29,727
Dividends receivable from affiliated investment	11,266
Securities lending income receivable	219
Tax reclaims receivable	1,240
Total assets	$201,571,841
Liabilities
Collateral for securities loaned	$ 79,074
Payable to affiliates:
Investment adviser fee	105,023
Accrued expenses	76,055
Total liabilities	$ 260,152
Net Assets applicable to investors' interest in Portfolio	$201,311,689
16
See Notes to Financial Statements.

Tax-Managed Multi-Cap Growth Portfolio
April 30, 2023
Statement of Operations (Unaudited)

Six Months Ended
April 30, 2023
Investment Income
Dividend income (net of foreign taxes withheld of $12,311)	$ 572,976
Dividend income from affiliated investment	61,768
Securities lending income, net	563
Total investment income	$ 635,307
Expenses
Investment adviser fee	$ 596,702
Trustees’ fees and expenses	4,785
Custodian fee	24,153
Legal and accounting services	23,907
Miscellaneous	5,165
Total expenses	$ 654,712
Deduct:
Waiver and/or reimbursement of expenses by affiliate	$ 2,383
Total expense reductions	$ 2,383
Net expenses	$ 652,329
Net investment loss	$ (17,022)
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$ 900,215(1)
Foreign currency transactions	1
Net realized gain	$ 900,216
Change in unrealized appreciation (depreciation):
Investments	$ 23,892,018
Foreign currency	3
Net change in unrealized appreciation (depreciation)	$23,892,021
Net realized and unrealized gain	$24,792,237
Net increase in net assets from operations	$24,775,215
(1)	Includes $1,356,271 of net realized gains from redemptions in-kind.
17
See Notes to Financial Statements.

Tax-Managed Multi-Cap Growth Portfolio
April 30, 2023
Statements of Changes in Net Assets

	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022
Increase (Decrease) in Net Assets
From operations:
Net investment loss	$ (17,022)	$ (486,478)
Net realized gain	900,216 (1)	1,183,064 (2)
Net change in unrealized appreciation (depreciation)	23,892,021	(69,092,945)
Net increase (decrease) in net assets from operations	$ 24,775,215	$ (68,396,359)
Capital transactions:
Contributions	$ 2,193,204	$ 3,854,719
Withdrawals	(4,630,692)	(18,838,502)
Net decrease in net assets from capital transactions	$ (2,437,488)	$ (14,983,783)
Net increase (decrease) in net assets	$ 22,337,727	$ (83,380,142)
Net Assets
At beginning of period	$ 178,973,962	$ 262,354,104
At end of period	$201,311,689	$178,973,962
(1)	Includes $1,356,271 of net realized gains from redemptions in-kind.
(2)	Includes $3,009,242 of net realized gains from redemptions in-kind.
18
See Notes to Financial Statements.

Tax-Managed Multi-Cap Growth Portfolio
April 30, 2023
Financial Highlights

	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31,
Ratios/Supplemental Data		2022	2021	2020	2019	2018
Ratios (as a percentage of average daily net assets):
Expenses	0.71% (1)(2)	0.72% (2)	0.70%	0.71%	0.72%	0.72%
Net investment loss	(0.02)% (1)	(0.23)%	(0.28)%	(0.08)%	(0.01)%	(0.04)%
Portfolio Turnover	1% (3)	0% (4)	13%	24%	18%	18%
Total Return	14.02% (3)	(27.00)%	35.12%	26.36%	13.76%	13.18%
Net assets, end of period (000’s omitted)	$201,312	$178,974	$262,354	$200,795	$167,562	$153,366
(1)	Annualized.
(2)	Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2023 and the year ended October 31, 2022).
(3)	Not annualized.
(4)	Amount is less than 0.5%.
19

Tax-Managed Multi-Cap Growth Portfolio
April 30, 2023
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Tax-Managed Multi-Cap Growth Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is to achieve long-term, after-tax returns by investing in a portfolio of equity securities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2023, Eaton Vance Tax-Managed Multi-Cap Growth Fund and Eaton Vance Tax-Managed Equity Asset Allocation Fund held an interest of 56.2% and 43.8%, respectively, in the Portfolio.
The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio's Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Portfolio’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Portfolio has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment, no amounts are reflected in the financial statements for such outstanding reclaims.
D  Federal Taxes—The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.
20

Tax-Managed Multi-Cap Growth Portfolio
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

As of April 30, 2023, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.
H  Interim Financial Statements—The interim financial statements relating to April 30, 2023 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate as a percentage of the Portfolio’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.650%
$500 million but less than $1 billion	0.625%
$1 billion but less than $2.5 billion	0.600%
$2.5 billion and over	0.600%
For the six months ended April 30, 2023, the investment adviser fee amounted to $596,702 or 0.65% (annualized) of the Portfolio’s average daily net assets. The Portfolio may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Portfolio is reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Fund. For the six months ended April 30, 2023, the investment adviser fee paid was reduced by $2,383 relating to the Portfolio’s investment in the Liquidity Fund.
Trustees and officers of the Portfolio who are members of BMR’s organization receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2023, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organization.
3  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and in-kind transactions, aggregated $935,534 and $1,256,936, respectively, for the six months ended April 30, 2023. In-kind sales for the six months ended April 30, 2023 aggregated $1,675,916.
21

Tax-Managed Multi-Cap Growth Portfolio
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

4  Federal Income Tax Basis of Investments
The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2023, as determined on a federal income tax basis, were as follows:
Aggregate cost	$ 70,611,870
Gross unrealized appreciation	$ 131,037,665
Gross unrealized depreciation	(120,146)
Net unrealized appreciation	$130,917,519
5  Line of Credit
The Portfolio participates with other portfolios and funds managed by BMR and its affiliates in a $725 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 24, 2023. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2022, an arrangement fee totaling $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2023.
6  Securities Lending Agreement
The Portfolio has established a securities lending agreement with State Street Bank and Trust Company (SSBT) as securities lending agent in which the Portfolio lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Portfolio on the next business day. Cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund registered under the 1940 Act. The Portfolio earns interest on the amount invested but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. For security loans secured by non-cash collateral, the Portfolio earns a negotiated lending fee from the borrower. A portion of the income earned by the Portfolio from its investment of cash collateral, net of rebate fees, and lending fees received is allocated to SSBT for its services as lending agent and the portion allocated to the Portfolio is presented as securities lending income, net on the Statement of Operations. Non-cash collateral is held by the lending agent on behalf of the Portfolio and cannot be sold or re-pledged by the Portfolio; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The Portfolio is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Portfolio in the event of default by a borrower with respect to a loan. The Portfolio bears the risk of loss with respect to the investment of cash collateral.
At April 30, 2023, the value of the securities loaned and the value of the collateral received, which exceeded the value of the securities loaned, amounted to $1,390,260 and $1,398,084, respectively. Collateral received was comprised of cash of $79,074 and U.S. government and/or agencies securities of $1,319,010. The securities lending transactions have no contractual maturity date and each of the Portfolio and borrower has the option to terminate a loan at any time.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2023.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Common Stocks	$79,074	$ —	$ —	$ —	$79,074
22

Tax-Managed Multi-Cap Growth Portfolio
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

The carrying amount of the liability for collateral for securities loaned at April 30, 2023 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 8) at April 30, 2023.
7  Affiliated Investments
At April 30, 2023, the value of the Portfolio's investment in funds that may be deemed to be affiliated was $2,978,030, which represents 1.5% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the six months ended April 30, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$1,264,568	$4,842,095	$(3,128,633)	$ —	$ —	$2,978,030	$61,768	2,978,030
8  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At April 30, 2023, the hierarchy of inputs used in valuing the Portfolio's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$ 198,472,285*	$ —	$ —	$ 198,472,285
Short-Term Investments:
Affiliated Fund	2,978,030	—	—	2,978,030
Securities Lending Collateral	79,074	—	—	79,074
Total Investments	$ 201,529,389	$ —	$ —	$201,529,389
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
9  Risks and Uncertainties
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks of disease, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and industries, and could continue to affect the market in significant and unforeseen ways. Other epidemics and pandemics that may arise in the future may have similar effects. Any such impact could adversely affect the Portfolio's performance, or the performance of the securities in which the Portfolio invests.
23

Eaton Vance
Tax-Managed Multi-Cap Growth Fund
April 30, 2023
Officers and Trustees

Officers of Eaton Vance Tax-Managed Multi-Cap Growth Fund
Eric A. Stein President	Nicholas S. Di Lorenzo Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Richard F. Froio Chief Compliance Officer
James F. Kirchner Treasurer
Officers of Tax-Managed Multi-Cap Growth Portfolio
R. Kelly Williams, Jr. President	Nicholas S. Di Lorenzo Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Richard F. Froio Chief Compliance Officer
James F. Kirchner Treasurer
Trustees of Eaton Vance Tax-Managed Multi-Cap Growth Fund and Tax-Managed Multi-Cap Growth Portfolio
George J. Gorman Chairperson
Alan C. Bowser
Thomas E. Faust Jr.*
Mark R. Fetting
Cynthia E. Frost
Valerie A. Mosley
Anchal Pachnanda*(1)
Keith Quinton
Marcus L. Smith
Susan J. Sutherland
Scott E. Wennerholm
Nancy A. Wiser

*	Interested Trustee
(1)	Ms. Pachnanda began serving as Trustee effective April 1, 2023.
24

Eaton Vance Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
25

Eaton Vance Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
26

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.
27

This Page Intentionally Left Blank

Investment Adviser of Tax-Managed Multi-Cap Growth Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110
Investment Adviser and Administrator of Eaton Vance
Tax-Managed Multi-Cap Growth Fund
Eaton Vance Management
Two International Place
Boston, MA 02110
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 534439
Pittsburgh, PA 15253-4439
(800) 262-1122
Fund Offices
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7717    4.30.23

Eaton Vance
Tax-Managed Small-Cap Fund
Semiannual Report
April 30, 2023

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund's adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2023
Eaton Vance
Tax-Managed Small-Cap Fund

Eaton Vance
Tax-Managed Small-Cap Fund
April 30, 2023
Performance

Portfolio Manager(s) J. Griffith Noble, CFA and Michael D. McLean, CFA
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	09/25/1997	09/25/1997	4.56%	1.12%	7.28%	9.47%
Class A with 5.25% Maximum Sales Charge	—	—	(0.94)	(4.19)	6.14	8.88
Class C at NAV	09/29/1997	09/25/1997	4.14	0.36	6.49	8.81
Class C with 1% Maximum Deferred Sales Charge	—	—	3.14	(0.61)	6.49	8.81
Class I at NAV	10/01/2009	09/25/1997	4.64	1.36	7.54	9.73

Russell 2000® Index	—	—	(3.45)%	(3.65)%	4.15%	7.88%
% After-Tax Returns with Maximum Sales Charge[2]	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A After Taxes on Distributions	09/25/1997	09/25/1997	(4.71)%	5.07%	7.70%
Class A After Taxes on Distributions and Sale of Fund Shares	—	—	(1.99)	4.86	7.18
Class C After Taxes on Distributions	09/29/1997	09/25/1997	(1.31)	5.19	7.46
Class C After Taxes on Distributions and Sale of Fund Shares	—	—	0.29	5.15	7.07
Class I After Taxes on Distributions	10/01/2009	09/25/1997	0.77	6.45	8.55
Class I After Taxes on Distributions and Sale of Fund Shares	—	—	1.35	6.03	7.94
% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I
	1.15%	1.90%	0.90%
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
2

Eaton Vance
Tax-Managed Small-Cap Fund
April 30, 2023
Fund Profile

Sector Allocation (% of net assets)[1]
Top 10 Holdings (% of net assets)[1]
Chemed Corp.	3.0%
CBIZ, Inc.	2.9
Valvoline, Inc.	2.7
Dorman Products, Inc.	2.6
ONE Gas, Inc.	2.6
Essential Properties Realty Trust, Inc.	2.6
Altair Engineering, Inc., Class A	2.4
Wyndham Hotels & Resorts, Inc.	2.4
White Mountains Insurance Group, Ltd.	2.2
Envista Holdings Corp.	2.2
Total	25.6%

Footnotes:
Fund invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.
[1]	Excludes cash and cash equivalents.
3

Eaton Vance
Tax-Managed Small-Cap Fund
April 30, 2023
Endnotes and Additional Disclosures

[1]	Russell 2000® Index is an unmanaged index of 2,000 U.S. small-cap stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. After-tax returns are calculated using certain assumptions, including using the highest historical individual federal income tax rates, and do not reflect the impact of state/local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or shares held by nontaxable entities. Return After Taxes on Distributions may be the same as Return Before Taxes for the same period because no taxable distributions were made during that period. Return After Taxes on Distributions and Sale of Fund Shares may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares. The Fund’s after-tax returns also may reflect foreign tax credits passed by the Fund to its shareholders.
Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years. Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase.
[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
Fund profile subject to change due to active management.
4

Eaton Vance
Tax-Managed Small-Cap Fund
April 30, 2023
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2022 to April 30, 2023).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (11/1/22)	Ending Account Value (4/30/23)	Expenses Paid During Period* (11/1/22 – 4/30/23)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,045.60	$5.88	1.16%
Class C	$1,000.00	$1,041.40	$9.67	1.91%
Class I	$1,000.00	$1,046.40	$4.62	0.91%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.04	$5.81	1.16%
Class C	$1,000.00	$1,015.32	$9.54	1.91%
Class I	$1,000.00	$1,020.28	$4.56	0.91%
*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2022. The Example reflects the expenses of both the Fund and the Portfolio.
5

Eaton Vance
Tax-Managed Small-Cap Fund
April 30, 2023
Statement of Assets and Liabilities (Unaudited)

April 30, 2023
Assets
Investment in Tax-Managed Small-Cap Portfolio, at value (identified cost $98,694,128)	$ 121,415,731
Receivable for Fund shares sold	68,168
Total assets	$121,483,899
Liabilities
Payable for Fund shares redeemed	$ 76,164
Payable to affiliates:
Distribution and service fees	20,578
Accrued expenses	73,364
Total liabilities	$ 170,106
Net Assets	$121,313,793
Sources of Net Assets
Paid-in capital	$ 99,589,935
Distributable earnings	21,723,858
Net Assets	$121,313,793
Class A Shares
Net Assets	$ 89,679,909
Shares Outstanding	3,156,582
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 28.41
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$ 29.98
Class C Shares
Net Assets	$ 2,492,843
Shares Outstanding	118,312
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 21.07
Class I Shares
Net Assets	$ 29,141,041
Shares Outstanding	988,621
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 29.48
On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
6
See Notes to Financial Statements.

Eaton Vance
Tax-Managed Small-Cap Fund
April 30, 2023
Statement of Operations (Unaudited)

Six Months Ended
April 30, 2023
Investment Income
Dividend income allocated from Portfolio	$ 879,953
Expenses allocated from Portfolio	(405,669)
Total investment income from Portfolio	$ 474,284
Expenses
Distribution and service fees:
Class A	$ 111,105
Class C	12,458
Trustees’ fees and expenses	208
Custodian fee	9,200
Transfer and dividend disbursing agent fees	63,575
Legal and accounting services	19,507
Printing and postage	7,222
Registration fees	24,484
ReFlow liquidity program fees	6,495
Miscellaneous	5,412
Total expenses	$ 259,666
Net investment income	$ 214,618
Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss):
Investment transactions	$ 3,192,732(1)
Net realized gain	$3,192,732
Change in unrealized appreciation (depreciation):
Investments	$ 1,824,390
Net change in unrealized appreciation (depreciation)	$1,824,390
Net realized and unrealized gain	$5,017,122
Net increase in net assets from operations	$5,231,740
(1)	Includes $1,258,383 of net realized gains from redemptions in-kind.
7
See Notes to Financial Statements.

Eaton Vance
Tax-Managed Small-Cap Fund
April 30, 2023
Statements of Changes in Net Assets

	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022
Increase (Decrease) in Net Assets
From operations:
Net investment income (loss)	$ 214,618	$ (12,864)
Net realized gain	3,192,732 (1)	5,996,029 (2)
Net change in unrealized appreciation (depreciation)	1,824,390	(23,823,045)
Net increase (decrease) in net assets from operations	$ 5,231,740	$ (17,839,880)
Distributions to shareholders:
Class A	$ (2,335,309)	$ (8,360,876)
Class C	(83,428)	(312,679)
Class I	(759,585)	(2,381,714)
Total distributions to shareholders	$ (3,178,322)	$ (11,055,269)
Transactions in shares of beneficial interest:
Class A	$ (222,055)	$ 2,875,658
Class C	(99,657)	49,659
Class I	1,285,751	3,524,878
Net increase in net assets from Fund share transactions	$ 964,039	$ 6,450,195
Net increase (decrease) in net assets	$ 3,017,457	$ (22,444,954)
Net Assets
At beginning of period	$ 118,296,336	$ 140,741,290
At end of period	$121,313,793	$118,296,336
(1)	Includes $1,258,383 of net realized gains from redemptions in-kind.
(2)	Includes $3,413,071 of net realized gains from redemptions in-kind.
8
See Notes to Financial Statements.

Eaton Vance
Tax-Managed Small-Cap Fund
April 30, 2023
Financial Highlights

	Class A
	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31,
		2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 27.940	$ 34.810	$ 24.520	$ 26.960	$ 25.910	$ 27.390
Income (Loss) From Operations
Net investment income (loss)(1)	$ 0.045	$ (0.014)	$ (0.052)	$ 0.016	$ (0.001)	$ (0.059)
Net realized and unrealized gain (loss)	1.175	(4.121)	10.369	(0.739)	2.765	1.583
Total income (loss) from operations	$ 1.220	$ (4.135)	$ 10.317	$ (0.723)	$ 2.764	$ 1.524
Less Distributions
From net investment income	$ (0.041)	$ (0.025)	$ (0.027)	$ —	$ (0.032)	$ —
From net realized gain	(0.709)	(2.710)	—	(1.717)	(1.682)	(3.004)
Total distributions	$ (0.750)	$ (2.735)	$ (0.027)	$ (1.717)	$ (1.714)	$ (3.004)
Net asset value — End of period	$28.410	$27.940	$ 34.810	$24.520	$26.960	$25.910
Total Return(2)	4.56% (3)	(12.82)%	42.10%	(3.09)%	12.26%	5.79%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 89,680	$ 88,303	$107,257	$ 78,430	$ 89,352	$ 75,199
Ratios (as a percentage of average daily net assets):(4)
Expenses	1.16% (5)(6)	1.15% (6)	1.11%	1.17%	1.20%	1.17%
Net investment income (loss)	0.32% (5)	(0.05)%	(0.16)%	0.06%	(0.01)%	(0.22)%
Portfolio Turnover of the Portfolio	23% (3)	43%	40%	44%	51%	51%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2023 and the year ended October 31, 2022).
9
See Notes to Financial Statements.

Eaton Vance
Tax-Managed Small-Cap Fund
April 30, 2023
Financial Highlights — continued

	Class C
	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31,
		2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 20.960	$ 26.780	$ 18.990	$ 21.410	$ 21.070	$ 22.970
Income (Loss) From Operations
Net investment loss(1)	$ (0.044)	$ (0.177)	$ (0.215)	$ (0.126)	$ (0.111)	$ (0.212)
Net realized and unrealized gain (loss)	0.863	(3.100)	8.005	(0.577)	2.133	1.316
Total income (loss) from operations	$ 0.819	$ (3.277)	$ 7.790	$ (0.703)	$ 2.022	$ 1.104
Less Distributions
From net realized gain	$ (0.709)	$ (2.543)	$ —	$ (1.717)	$ (1.682)	$ (3.004)
Total distributions	$ (0.709)	$ (2.543)	$ —	$ (1.717)	$ (1.682)	$ (3.004)
Net asset value — End of period	$21.070	$20.960	$26.780	$18.990	$21.410	$21.070
Total Return(2)	4.14% (3)	(13.43)%	41.02%	(3.86)%	11.45%	4.99%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 2,493	$ 2,574	$ 3,236	$ 3,565	$ 5,675	$ 18,482
Ratios (as a percentage of average daily net assets):(4)
Expenses	1.91% (5)(6)	1.90% (6)	1.86%	1.92%	1.95%	1.92%
Net investment loss	(0.42)% (5)	(0.79)%	(0.87)%	(0.66)%	(0.55)%	(0.96)%
Portfolio Turnover of the Portfolio	23% (3)	43%	40%	44%	51%	51%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2023 and the year ended October 31, 2022).
10
See Notes to Financial Statements.

Eaton Vance
Tax-Managed Small-Cap Fund
April 30, 2023
Financial Highlights — continued

	Class I
	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31,
		2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 29.010	$ 36.020	$ 25.370	$ 27.770	$ 26.650	$ 28.020
Income (Loss) From Operations
Net investment income(1)	$ 0.082	$ 0.059	$ 0.027	$ 0.081	$ 0.071	$ 0.007
Net realized and unrealized gain (loss)	1.214	(4.251)	10.714	(0.764)	2.833	1.627
Total income (loss) from operations	$ 1.296	$ (4.192)	$10.741	$ (0.683)	$ 2.904	$ 1.634
Less Distributions
From net investment income	$ (0.117)	$ (0.108)	$ (0.091)	$ —	$ (0.102)	$ —
From net realized gain	(0.709)	(2.710)	—	(1.717)	(1.682)	(3.004)
Total distributions	$ (0.826)	$ (2.818)	$ (0.091)	$ (1.717)	$ (1.784)	$ (3.004)
Net asset value — End of period	$29.480	$29.010	$36.020	$25.370	$27.770	$26.650
Total Return(2)	4.64% (3)	(12.56)%	42.46%	(2.89)%	12.52%	6.07%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 29,141	$ 27,419	$ 30,248	$ 20,346	$ 24,763	$ 24,628
Ratios (as a percentage of average daily net assets):(4)
Expenses	0.91% (5)(6)	0.90% (6)	0.86%	0.92%	0.95%	0.92%
Net investment income	0.56% (5)	0.19%	0.08%	0.32%	0.27%	0.02%
Portfolio Turnover of the Portfolio	23% (3)	43%	40%	44%	51%	51%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2023 and the year ended October 31, 2022).
11
See Notes to Financial Statements.

Eaton Vance
Tax-Managed Small-Cap Fund
April 30, 2023
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Tax-Managed Small-Cap Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests its assets in interests in Tax-Managed Small-Cap Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (65.7% at April 30, 2023). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.
B  Income—The Fund's net investment income or loss consists of the Fund's pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.
C  Federal Taxes—The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
As of April 30, 2023, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
D  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
E  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
F  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
G  Other—Investment transactions are accounted for on a trade date basis.
H  Interim Financial Statements—The interim financial statements relating to April 30, 2023 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
12

Eaton Vance
Tax-Managed Small-Cap Fund
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

2  Distributions to Shareholders and Income Tax Information
It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate as a percentage of the Fund’s average daily net assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser and receive an advisory fee as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.6250%
$500 million but less than $1 billion	0.5625%
$1 billion but less than $1.5 billion	0.5000%
$1.5 billion and over	0.4375%
For the six months ended April 30, 2023, the Fund incurred no investment adviser fee on such assets. To the extent that the Fund’s assets are invested in the Portfolio, the Fund is allocated its share of the Portfolio’s investment adviser fee. The Portfolio has engaged Boston Management and Research (BMR) to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. EVM also serves as the administrator of the Fund, but receives no compensation.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2023, EVM earned $24,515 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund's principal underwriter, received $1,185 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2023. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).
Trustees and officers of the Fund who are members of EVM’s or BMR's organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.
4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2023 amounted to $111,105 for Class A shares.
The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2023, the Fund paid or accrued to EVD $9,344 for Class C shares.
Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2023 amounted to $3,114 for Class C shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
13

Eaton Vance
Tax-Managed Small-Cap Fund
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended April 30, 2023, the Fund was informed that EVD received less than $100 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A shareholders.
6  Investment Transactions
For the six months ended April 30, 2023, increases and decreases in the Fund's investment in the Portfolio aggregated $1,868,929 and $4,353,588, respectively. Decreases in the Fund's investment in the Portfolio include distributions of securities as the result of redemptions in-kind of $2,790,271.
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Sales and redemptions of Class I shares include shares purchased and redeemed in connection with the ReFlow liquidity program, a program designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Transactions in Fund shares, including direct exchanges pursuant to share class conversions for all periods presented, were as follows:
	Six Months Ended April 30, 2023 (Unaudited)		Year Ended October 31, 2022
	Shares	Amount	Shares	Amount
Class A
Sales	37,076	$ 1,048,267	81,221	$ 2,443,616
Issued to shareholders electing to receive payments of distributions in Fund shares	82,542	2,187,359	245,909	7,810,082
Redemptions	(123,153)	(3,457,681)	(248,566)	(7,378,040)
Net increase (decrease)	(3,535)	$ (222,055)	78,564	$ 2,875,658
Class C
Sales	5,785	$ 120,564	18,563	$ 424,160
Issued to shareholders electing to receive payments of distributions in Fund shares	4,235	83,420	12,995	311,624
Redemptions	(14,548)	(303,641)	(29,551)	(686,125)
Net increase (decrease)	(4,528)	$ (99,657)	2,007	$ 49,659
Class I
Sales	211,416	$ 6,170,386	638,523	$ 19,988,523
Issued to shareholders electing to receive payments of distributions in Fund shares	26,395	725,071	70,535	2,320,590
Redemptions	(194,474)	(5,609,706)	(603,427)	(18,784,235)
Net increase	43,337	$ 1,285,751	105,631	$ 3,524,878
14

Tax-Managed Small-Cap Portfolio
April 30, 2023
Portfolio of Investments (Unaudited)

Common Stocks — 99.1%
Security	Shares	Value
Aerospace & Defense — 2.4%
Hexcel Corp.	25,496	$ 1,837,752
Woodward, Inc.	27,057	2,598,013
		$ 4,435,765
Automobile Components — 3.8%
Dana, Inc.	31,440	$ 464,998
Dorman Products, Inc.(1)	55,371	4,770,765
Visteon Corp.(1)	13,246	1,859,606
		$ 7,095,369
Automobiles — 0.8%
Harley-Davidson, Inc.	36,940	$ 1,370,474
		$ 1,370,474
Banks — 6.3%
Commerce Bancshares, Inc.	60,303	$ 3,367,923
Community Bank System, Inc.	65,448	3,269,782
Glacier Bancorp, Inc.	14,243	473,295
Independent Bank Corp.	13,160	736,960
SouthState Corp.	36,945	2,548,466
Stock Yards Bancorp, Inc.	25,477	1,238,182
		$ 11,634,608
Building Products — 5.8%
AAON, Inc.	35,980	$ 3,526,040
AZEK Co., Inc. (The)(1)	120,023	3,257,424
CSW Industrials, Inc.	21,710	2,923,686
Hayward Holdings, Inc.(1)	75,935	914,257
		$ 10,621,407
Capital Markets — 2.4%
Cohen & Steers, Inc.	39,552	$ 2,375,493
Stifel Financial Corp.	35,228	2,112,623
		$ 4,488,116
Chemicals — 1.8%
Quaker Chemical Corp.	18,227	$ 3,401,705
		$ 3,401,705
Security	Shares	Value
Commercial Services & Supplies — 1.5%
Rentokil Initial PLC ADR	69,691	$ 2,762,551
		$ 2,762,551
Consumer Staples Distribution & Retail — 3.9%
Casey's General Stores, Inc.	9,963	$ 2,279,734
Chefs' Warehouse, Inc. (The)(1)	31,188	1,037,313
Performance Food Group Co.(1)	63,035	3,951,664
		$ 7,268,711
Containers & Packaging — 1.8%
AptarGroup, Inc.	28,535	$ 3,381,683
		$ 3,381,683
Diversified Consumer Services — 1.5%
Bright Horizons Family Solutions, Inc.(1)	37,024	$ 2,818,267
		$ 2,818,267
Diversified REITs — 2.6%
Essential Properties Realty Trust, Inc.	191,824	$ 4,747,644
		$ 4,747,644
Electronic Equipment, Instruments & Components — 0.5%
National Instruments Corp.	14,864	$ 865,531
		$ 865,531
Financial Services — 1.1%
Euronet Worldwide, Inc.(1)	17,789	$ 1,969,954
		$ 1,969,954
Food Products — 1.0%
J&J Snack Foods Corp.	12,370	$ 1,895,084
		$ 1,895,084
Gas Utilities — 2.6%
ONE Gas, Inc.	61,773	$ 4,753,432
		$ 4,753,432
Ground Transportation — 1.7%
Landstar System, Inc.	17,890	$ 3,149,177
		$ 3,149,177
Health Care Equipment & Supplies — 6.5%
Envista Holdings Corp.(1)	104,495	$ 4,022,013
ICU Medical, Inc.(1)	8,959	1,694,505

15
See Notes to Financial Statements.

Tax-Managed Small-Cap Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Health Care Equipment & Supplies (continued)
Integra LifeSciences Holdings Corp.(1)	60,875	$ 3,367,605
Neogen Corp.(1)	174,072	2,997,520
		$ 12,081,643
Health Care Providers & Services — 11.2%
Addus HomeCare Corp.(1)	26,360	$ 2,154,666
Agiliti, Inc.(1)	183,709	3,071,615
Chemed Corp.	9,941	5,479,976
Premier, Inc., Class A	89,149	2,971,336
R1 RCM, Inc.(1)	221,574	3,454,339
U.S. Physical Therapy, Inc.	33,451	3,561,193
		$ 20,693,125
Hotels, Restaurants & Leisure — 4.5%
Papa John's International, Inc.	21,458	$ 1,604,844
Planet Fitness, Inc., Class A(1)	13,428	1,116,404
Texas Roadhouse, Inc.	10,020	1,108,412
Wyndham Hotels & Resorts, Inc.	65,343	4,457,700
		$ 8,287,360
Industrial REITs — 4.2%
EastGroup Properties, Inc.	21,809	$ 3,632,507
Rexford Industrial Realty, Inc.	28,203	1,572,881
Terreno Realty Corp.	39,808	2,451,775
		$ 7,657,163
Insurance — 7.7%
AMERISAFE, Inc.	10,317	$ 574,141
RLI Corp.	23,812	3,311,059
Ryan Specialty Holdings, Inc., Class A(1)	65,836	2,690,059
Selective Insurance Group, Inc.	36,908	3,555,348
White Mountains Insurance Group, Ltd.	2,897	4,148,909
		$ 14,279,516
Interactive Media & Services — 0.5%
CarGurus, Inc.(1)	55,252	$ 908,343
		$ 908,343
Leisure Products — 1.0%
Brunswick Corp.	22,204	$ 1,882,677
		$ 1,882,677
Machinery — 1.8%
Middleby Corp.(1)	23,532	$ 3,315,188
		$ 3,315,188
Security	Shares	Value
Professional Services — 2.9%
CBIZ, Inc.(1)	102,724	$ 5,412,527
		$ 5,412,527
Retail REITs — 1.2%
NETSTREIT Corp.	117,080	$ 2,133,198
		$ 2,133,198
Software — 8.8%
Altair Engineering, Inc., Class A(1)	65,415	$ 4,516,906
Clearwater Analytics Holdings, Inc., Class A(1)	108,405	1,670,521
Envestnet, Inc.(1)	62,727	3,975,637
Progress Software Corp.	44,531	2,443,861
SPS Commerce, Inc.(1)	25,295	3,725,954
		$ 16,332,879
Specialized REITs — 1.6%
CubeSmart	64,989	$ 2,956,350
		$ 2,956,350
Specialty Retail — 3.2%
RH (1)	3,682	$ 939,389
Valvoline, Inc.	143,301	4,951,049
		$ 5,890,438
Trading Companies & Distributors — 2.5%
Core & Main, Inc., Class A(1)	143,754	$ 3,746,229
Herc Holdings, Inc.	9,350	935,187
		$ 4,681,416
Total Common Stocks (identified cost $143,956,121)		$183,171,301

Short-Term Investments — 0.6%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.78%(2)	1,063,823	$ 1,063,823
Total Short-Term Investments (identified cost $1,063,823)		$ 1,063,823
Total Investments — 99.7% (identified cost $145,019,944)		$184,235,124
Other Assets, Less Liabilities — 0.3%		$ 524,171
Net Assets — 100.0%		$184,759,295

16
See Notes to Financial Statements.

Tax-Managed Small-Cap Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of April 30, 2023.
Abbreviations:
ADR	– American Depositary Receipt
REITs	– Real Estate Investment Trusts
17
See Notes to Financial Statements.

Tax-Managed Small-Cap Portfolio
April 30, 2023
Statement of Assets and Liabilities (Unaudited)

April 30, 2023
Assets
Unaffiliated investments, at value (identified cost $143,956,121)	$ 183,171,301
Affiliated investment, at value (identified cost $1,063,823)	1,063,823
Dividends receivable	29,994
Dividends receivable from affiliated investment	13,753
Receivable for investments sold	2,217,451
Total assets	$186,496,322
Liabilities
Payable for investments purchased	$ 1,574,153
Payable to affiliates:
Investment adviser fee	94,733
Accrued expenses	68,141
Total liabilities	$ 1,737,027
Net Assets applicable to investors' interest in Portfolio	$184,759,295
18
See Notes to Financial Statements.

Tax-Managed Small-Cap Portfolio
April 30, 2023
Statement of Operations (Unaudited)

Six Months Ended
April 30, 2023
Investment Income
Dividend income	$ 1,255,476
Dividend income from affiliated investment	84,233
Total investment income	$1,339,709
Expenses
Investment adviser fee	$ 566,428
Trustees’ fees and expenses	4,870
Custodian fee	23,150
Legal and accounting services	22,902
Miscellaneous	3,717
Total expenses	$ 621,067
Deduct:
Waiver and/or reimbursement of expenses by affiliate	$ 3,329
Total expense reductions	$ 3,329
Net expenses	$ 617,738
Net investment income	$ 721,971
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$ 4,867,720(1)
Net realized gain	$4,867,720
Change in unrealized appreciation (depreciation):
Investments	$ 2,793,805
Net change in unrealized appreciation (depreciation)	$2,793,805
Net realized and unrealized gain	$7,661,525
Net increase in net assets from operations	$8,383,496
(1)	Includes $1,916,501 of net realized gains from redemptions in-kind.
19
See Notes to Financial Statements.

Tax-Managed Small-Cap Portfolio
April 30, 2023
Statements of Changes in Net Assets

	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 721,971	$ 793,887
Net realized gain	4,867,720 (1)	9,133,748 (2)
Net change in unrealized appreciation (depreciation)	2,793,805	(36,265,894)
Net increase (decrease) in net assets from operations	$ 8,383,496	$ (26,338,259)
Capital transactions:
Contributions	$ 3,011,517	$ 7,915,041
Withdrawals	(6,265,186)	(17,215,619)
Net decrease in net assets from capital transactions	$ (3,253,669)	$ (9,300,578)
Net increase (decrease) in net assets	$ 5,129,827	$ (35,638,837)
Net Assets
At beginning of period	$ 179,629,468	$ 215,268,305
At end of period	$184,759,295	$179,629,468
(1)	Includes $1,916,501 of net realized gains from redemptions in-kind.
(2)	Includes $5,199,110 of net realized gains from redemptions in-kind.
20
See Notes to Financial Statements.

Tax-Managed Small-Cap Portfolio
April 30, 2023
Financial Highlights

	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31,
Ratios/Supplemental Data		2022	2021	2020	2019	2018
Ratios (as a percentage of average daily net assets):
Expenses	0.68% (1)(2)	0.69% (2)	0.68%	0.69%	0.69%	0.69%
Net investment income	0.80% (1)	0.41%	0.27%	0.54%	0.51%	0.26%
Portfolio Turnover	23% (3)	43%	40%	44%	51%	51%
Total Return	4.81% (3)	(12.42)%	42.69%	(2.63)%	12.82%	6.30%
Net assets, end of period (000’s omitted)	$184,759	$179,629	$215,268	$155,429	$178,500	$172,324
(1)	Annualized.
(2)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2023 and for the year ended October 31, 2022).
(3)	Not annualized.
21

Tax-Managed Small-Cap Portfolio
April 30, 2023
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Tax-Managed Small-Cap Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to achieve long-term, after-tax returns by investing primarily in a diversified portfolio of publicly-traded equity securities of small-cap companies. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2023, Eaton Vance Tax-Managed Small-Cap Fund and Eaton Vance Tax-Managed Equity Asset Allocation Fund held an interest of 65.7% and 34.3%, respectively, in the Portfolio.
The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Portfolio’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.
D  Federal Taxes—The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.
As of April 30, 2023, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
F  Indemnifications—Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.
G  Interim Financial Statements—The interim financial statements relating to April 30, 2023 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
22

Tax-Managed Small-Cap Portfolio
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

2  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate as a percentage of the Portfolio’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.6250%
$500 million but less than $1 billion	0.5625%
$1 billion but less than $1.5 billion	0.5000%
$1.5 billion and over	0.4375%
For the six months ended April 30, 2023, the investment adviser fee amounted to $566,428 or 0.625% (annualized) of the Portfolio’s average daily net assets. The Portfolio may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Portfolio is reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Fund. For the six months ended April 30, 2023, the investment adviser fee paid was reduced by $3,329 relating to the Portfolio’s investment in the Liquidity Fund.
Trustees and officers of the Portfolio who are members of BMR’s organization receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2023, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organization.
3  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and in-kind transactions, aggregated $44,357,469 and $41,680,248, respectively, for the six months ended April 30, 2023. In-kind sales for the six months ended April 30, 2023 aggregated $2,790,271.
4  Federal Income Tax Basis of Investments
The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2023, as determined on a federal income tax basis, were as follows:
Aggregate cost	$146,081,497
Gross unrealized appreciation	$ 40,526,713
Gross unrealized depreciation	(2,373,086)
Net unrealized appreciation	$ 38,153,627
5  Line of Credit
The Portfolio participates with other portfolios and funds managed by BMR and its affiliates in a $725 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 24, 2023. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2022, an arrangement fee totaling $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2023.
23

Tax-Managed Small-Cap Portfolio
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

6  Affiliated Investments
At April 30, 2023, the value of the Portfolio's investment in funds that may be deemed to be affiliated was $1,063,823, which represents 0.6% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the fiscal year to date ended April 30, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$5,430,229	$21,930,606	$(26,297,012)	$ —	$ —	$1,063,823	$84,233	1,063,823
7  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At April 30, 2023, the hierarchy of inputs used in valuing the Portfolio's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$ 183,171,301*	$ —	$ —	$ 183,171,301
Short-Term Investments	1,063,823	—	—	1,063,823
Total Investments	$ 184,235,124	$ —	$ —	$184,235,124
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
8  Risks and Uncertainties
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks of disease, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and industries, and could continue to affect the market in significant and unforeseen ways. Other epidemics and pandemics that may arise in the future may have similar effects. Any such impact could adversely affect the Portfolio's performance, or the performance of the securities in which the Portfolio invests.
24

Eaton Vance
Tax-Managed Small-Cap Fund
April 30, 2023
Officers and Trustees

Officers of Eaton Vance Tax-Managed Small-Cap Fund
Eric A. Stein President	Nicholas S. Di Lorenzo Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Richard F. Froio Chief Compliance Officer
James F. Kirchner Treasurer
Officers of Tax-Managed Small-Cap Portfolio
R. Kelly Williams, Jr. President	Nicholas S. Di Lorenzo Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Richard F. Froio Chief Compliance Officer
James F. Kirchner Treasurer
Trustees of Eaton Vance Tax-Managed Small-Cap Fund and Tax-Managed Small-Cap Portfolio
George J. Gorman Chairperson
Alan C. Bowser
Thomas E. Faust Jr.*
Mark R. Fetting
Cynthia E. Frost
Valerie A. Mosley
Anchal Pachnanda*(1)
Keith Quinton
Marcus L. Smith
Susan J. Sutherland
Scott E. Wennerholm
Nancy A. Wiser

*	Interested Trustee
(1)	Ms. Pachnanda began serving as Trustee effective April 1, 2023.
25

Eaton Vance Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
26

Eaton Vance Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
27

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.
28

Investment Adviser of Tax-Managed Small-Cap Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110
Investment Adviser and Administrator of Eaton Vance
Tax-Managed Small-Cap Fund
Eaton Vance Management
Two International Place
Boston, MA 02110
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 534439
Pittsburgh, PA 15253-4439
(800) 262-1122
Fund Offices
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7690    4.30.23

Eaton Vance
Global Small-Cap Equity Fund
Semiannual Report
April 30, 2023

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund's adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2023
Eaton Vance
Global Small-Cap Equity Fund

Eaton Vance
Global Small-Cap Equity Fund
April 30, 2023
Performance

Portfolio Manager(s) Aidan M. Farrell of MSIM Fund Management (Ireland) Limited (MSIM FMIL); Michael D. McLean, CFA and J. Griffith Noble, CFA, each of Eaton Vance Management
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	03/04/2002	03/04/2002	11.57%	1.84%	5.34%	7.54%
Class A with 5.25% Maximum Sales Charge	—	—	5.68	(3.50)	4.21	6.97
Class C at NAV	03/04/2002	03/04/2002	11.14	1.05	4.55	6.90
Class C with 1% Maximum Deferred Sales Charge	—	—	10.14	0.10	4.55	6.90
Class I at NAV	10/01/2009	03/04/2002	11.69	2.05	5.61	7.82

MSCI World Small Cap Index	—	—	6.80%	(1.81)%	4.24%	7.47%
% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I
Gross	1.83%	2.58%	1.58%
Net	1.35	2.10	1.10
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
2

Eaton Vance
Global Small-Cap Equity Fund
April 30, 2023
Fund Profile

Sector Allocation (% of net assets)[1]
Country Allocation (% of net assets)
Top 10 Holdings (% of net assets)[1]
Rentokil Initial PLC ADR	1.8%
CBIZ, Inc.	1.8
Chemed Corp.	1.7
Valvoline, Inc.	1.6
Cooper Cos., Inc. (The)	1.6
Fair Isaac Corp.	1.6
DiscoverIE Group PLC	1.3
ATS Corp.	1.3
Wyndham Hotels & Resorts, Inc.	1.3
Selective Insurance Group, Inc.	1.3
Total	15.3%

Footnotes:
[1]	Excludes cash and cash equivalents.
3

Eaton Vance
Global Small-Cap Equity Fund
April 30, 2023
Endnotes and Additional Disclosures

[1]	MSCI World Small Cap Index is an unmanaged index of small-cap equity securities in the developed markets. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years. Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase.
Prior to August 7, 2015, the Fund’s investment adviser employed an investment objective and strategy of seeking to achieve long-term after-tax returns by investing in value stocks of small-cap companies. From August 7, 2015 until March 1, 2018, the Fund’s investment adviser employed an investment objective and strategy of seeking long-term, after-tax returns by investing in stocks of global small-cap companies. Effective March 1, 2018, the Fund changed its investment objective and strategy to no longer seek after-tax returns. Performance prior to March 1, 2018 reflects the Fund’s performance under its former investment objectives and policies.
[3]	Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 2/29/24. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
Fund profile subject to change due to active management.
4

Eaton Vance
Global Small-Cap Equity Fund
April 30, 2023
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2022 to April 30, 2023).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (11/1/22)	Ending Account Value (4/30/23)	Expenses Paid During Period* (11/1/22 – 4/30/23)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,115.70	$ 7.08**	1.35%
Class C	$1,000.00	$1,111.40	$10.99**	2.10%
Class I	$1,000.00	$1,116.90	$ 5.77**	1.10%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.10	$ 6.76**	1.35%
Class C	$1,000.00	$1,014.38	$10.49**	2.10%
Class I	$1,000.00	$1,019.34	$ 5.51**	1.10%
*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2022.
**	Absent an allocation of certain expenses to an affiliate, expenses would be higher.
5

Eaton Vance
Global Small-Cap Equity Fund
April 30, 2023
Portfolio of Investments (Unaudited)

Common Stocks — 98.7%
Security	Shares	Value
Australia — 3.7%
BlueScope Steel, Ltd.	3,988	$ 53,007
carsales.com, Ltd.	15,167	240,523
Data#3, Ltd.	35,346	178,434
IGO, Ltd.	11,035	101,620
Northern Star Resources, Ltd.	11,535	102,890
Steadfast Group, Ltd.	35,370	139,443
WiseTech Global, Ltd.	2,931	134,256
		$ 950,173
Austria — 0.7%
ams-OSRAM AG(1)	7,631	$ 52,700
BAWAG Group AG(1)(2)	2,533	123,545
		$ 176,245
Belgium — 1.2%
Azelis Group NV	12,688	$ 301,016
		$ 301,016
Canada — 3.3%
Agnico Eagle Mines, Ltd.	1,169	$ 66,317
ARC Resources, Ltd.	7,396	91,873
ATS Corp.(1)	8,050	345,089
Granite Real Estate Investment Trust	2,133	132,654
Keyera Corp.	3,669	86,333
Killam Apartment Real Estate Investment Trust	8,550	106,209
Pan American Silver Corp.	1,784	31,760
		$ 860,235
France — 0.9%
IPSOS	4,200	$ 227,726
		$ 227,726
Germany — 0.4%
Encavis AG	5,842	$ 101,022
		$ 101,022
Ireland — 0.8%
Jazz Pharmaceuticals PLC(1)	1,384	$ 194,410
		$ 194,410
Italy — 3.6%
Amplifon SpA	6,914	$ 253,812
Security	Shares	Value
Italy (continued)
BFF Bank SpA(2)	22,703	$ 218,474
DiaSorin SpA	682	74,074
FinecoBank Banca Fineco SpA	10,232	155,094
MARR SpA	8,276	129,664
Moncler SpA	1,524	113,052
		$ 944,170
Japan — 11.3%
As One Corp.	5,003	$ 211,950
Asahi Intecc Co., Ltd.	6,392	115,671
BayCurrent Consulting, Inc.	4,494	156,211
Chiba Bank, Ltd. (The)	14,422	94,176
Cosmos Pharmaceutical Corp.	2,232	219,529
Fukuoka Financial Group, Inc.	5,897	111,070
Goldwin, Inc.	1,481	134,567
JMDC, Inc.	2,401	86,073
Kobe Bussan Co., Ltd.	3,549	99,260
Kose Corp.	1,341	156,488
Kyoritsu Maintenance Co., Ltd.	3,663	147,861
LaSalle Logiport REIT	118	140,184
Mitsubishi Research Institute, Inc.	2,976	107,978
Miura Co., Ltd.	8,812	234,728
Nissan Chemical Corp.	2,573	114,349
Sanwa Holdings Corp.	22,204	243,204
Sumco Corp.	9,571	131,808
T Hasegawa Co., Ltd.	5,104	121,514
USS Co., Ltd.	12,181	204,689
Yamaha Corp.	2,665	105,027
		$ 2,936,337
Luxembourg — 0.1%
APERAM S.A.	903	$ 33,481
		$ 33,481
Netherlands — 2.0%
BE Semiconductor Industries NV	1,571	$ 141,411
Euronext NV(2)	1,778	141,403
IMCD NV	1,491	224,454
		$ 507,268
New Zealand — 1.0%
EBOS Group, Ltd.	4,655	$ 127,747
Spark New Zealand, Ltd.	41,768	135,335
		$ 263,082

6
See Notes to Financial Statements.

Eaton Vance
Global Small-Cap Equity Fund
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Norway — 0.6%
Entra ASA(2)	6,332	$ 64,343
SmartCraft ASA(1)	40,544	77,320
TGS ASA	1,650	25,876
		$ 167,539
Singapore — 0.4%
Daiwa House Logistics Trust	216,288	$ 91,750
		$ 91,750
Spain — 0.2%
Inmobiliaria Colonial Socimi S.A.	9,524	$ 60,882
		$ 60,882
Sweden — 1.0%
Boliden AB	1,487	$ 53,141
Sdiptech AB, Class B(1)	8,652	199,918
		$ 253,059
Switzerland — 0.6%
Galenica AG(2)	1,862	$ 166,870
		$ 166,870
United Kingdom — 10.7%
Abcam PLC ADR(1)	7,392	$ 120,416
Capricorn Energy PLC(1)	15,613	43,041
Cranswick PLC	4,316	174,536
Diploma PLC	8,381	284,005
DiscoverIE Group PLC	32,510	345,486
Games Workshop Group PLC	1,499	187,102
Greggs PLC	4,089	145,225
JTC PLC(2)	33,164	330,827
Rentokil Initial PLC ADR	12,140	481,230
Shaftesbury Capital PLC	50,363	74,490
St. James's Place PLC	9,248	140,645
Volution Group PLC	36,879	201,448
Watches of Switzerland Group PLC(1)(2)	11,161	116,833
Wise PLC, Class A(1)	19,083	132,127
		$ 2,777,411
United States — 56.2%
AAON, Inc.	3,053	$ 299,194
Addus HomeCare Corp.(1)	1,357	110,921
Agiliti, Inc.(1)	14,703	245,834
Alliant Energy Corp.	4,720	260,261
Altair Engineering, Inc., Class A(1)	3,103	214,262
AptarGroup, Inc.	2,083	246,856
Security	Shares	Value
United States (continued)
Autoliv, Inc.	1,886	$ 161,838
AZEK Co., Inc. (The)(1)	11,276	306,031
Brunswick Corp.	1,512	128,203
Casey's General Stores, Inc.	645	147,589
CBIZ, Inc.(1)	8,681	457,402
Ceridian HCM Holding, Inc.(1)	1,704	108,170
Chemed Corp.	801	441,551
Clearwater Analytics Holdings, Inc., Class A(1)	7,270	112,031
CMS Energy Corp.	4,085	254,332
Commerce Bancshares, Inc.	3,385	189,052
Cooper Cos., Inc. (The)	1,083	413,110
Core & Main, Inc., Class A(1)	10,581	275,741
CubeSmart	5,584	254,016
Dana, Inc.	2,557	37,818
Domino's Pizza, Inc.	664	210,800
Dorman Products, Inc.(1)	3,771	324,909
EastGroup Properties, Inc.	1,722	286,816
Envestnet, Inc.(1)	4,240	268,731
Envista Holdings Corp.(1)	7,525	289,637
Equity LifeStyle Properties, Inc.	4,513	310,946
Fair Isaac Corp.(1)	567	412,748
Floor & Decor Holdings, Inc., Class A(1)	817	81,161
Generac Holdings, Inc.(1)	619	63,274
Graco, Inc.	4,131	327,547
Harley-Davidson, Inc.	2,920	108,332
Herc Holdings, Inc.	519	51,910
Hexcel Corp.	2,109	152,017
Landstar System, Inc.	1,014	178,494
LPL Financial Holdings, Inc.	480	100,243
M&T Bank Corp.	1,287	161,905
MarketAxess Holdings, Inc.	717	228,271
Middleby Corp.(1)	2,312	325,715
National Instruments Corp.	1,254	73,020
Neogen Corp.(1)	5,310	91,438
Neurocrine Biosciences, Inc.(1)	1,094	110,538
Nordson Corp.	793	171,534
Papa John's International, Inc.	1,521	113,756
Performance Food Group Co.(1)	4,759	298,342
Planet Fitness, Inc., Class A(1)	1,324	110,077
Premier, Inc., Class A	6,959	231,944
Progress Software Corp.	2,790	153,115
Quaker Chemical Corp.	1,359	253,630
R1 RCM, Inc.(1)	14,982	233,569
Rexford Industrial Realty, Inc.	5,294	295,246
RH (1)	313	79,856
RLI Corp.	2,359	328,019

7
See Notes to Financial Statements.

Eaton Vance
Global Small-Cap Equity Fund
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
United States (continued)
Ryan Specialty Holdings, Inc., Class A(1)	7,279	$ 297,420
Selective Insurance Group, Inc.	3,530	340,045
SouthState Corp.	2,969	204,802
SPS Commerce, Inc.(1)	872	128,446
Stifel Financial Corp.	1,546	92,714
Teleflex, Inc.	1,141	310,945
Texas Roadhouse, Inc.	968	107,080
Tradeweb Markets, Inc., Class A	3,312	233,198
Tyler Technologies, Inc.(1)	453	171,701
Valvoline, Inc.	12,082	417,433
Visteon Corp.(1)	741	104,029
W.R. Berkley Corp.	4,541	267,556
White Mountains Insurance Group, Ltd.	210	300,749
Woodward, Inc.	1,659	159,297
Wyndham Hotels & Resorts, Inc.	5,029	343,078
		$14,570,245
Total Common Stocks (identified cost $21,377,182)		$25,582,921

Short-Term Investments — 1.0%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.78%(3)	269,610	$ 269,610
Total Short-Term Investments (identified cost $269,610)		$ 269,610

Total Investments — 99.7% (identified cost $21,646,792)	$25,852,531
Other Assets, Less Liabilities — 0.3%	$ 80,891
Net Assets — 100.0%	$25,933,422
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2023, the aggregate value of these securities is $1,162,295 or 4.5% of the Fund's net assets.
(3)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of April 30, 2023.
Sector Classification of Portfolio
Sector	Percentage of Net Assets	Value
Industrials	22.7%	$5,893,115
Financials	16.7	4,330,778
Health Care	14.8	3,830,510
Consumer Discretionary	13.4	3,482,726
Information Technology	9.1	2,357,961
Real Estate	7.0	1,817,536
Consumer Staples	4.7	1,225,408
Materials	4.6	1,178,565
Utilities	2.4	615,615
Communication Services	2.3	603,584
Energy	1.0	247,123
Short-Term Investments	1.0	269,610
Total Investments	99.7%	$25,852,531
Abbreviations:
ADR	– American Depositary Receipt

8
See Notes to Financial Statements.

Eaton Vance
Global Small-Cap Equity Fund
April 30, 2023
Statement of Assets and Liabilities (Unaudited)

April 30, 2023
Assets
Unaffiliated investments, at value (identified cost $21,377,182)	$ 25,582,921
Affiliated investment, at value (identified cost $269,610)	269,610
Dividends receivable	48,779
Dividends receivable from affiliated investment	1,523
Receivable for investments sold	95,843
Receivable for Fund shares sold	7,339
Tax reclaims receivable	12,012
Receivable from affiliate	13,134
Total assets	$26,031,161
Liabilities
Payable for investments purchased	$ 20,334
Payable for Fund shares redeemed	4,016
Payable to affiliates:
Investment adviser fee	15,790
Administration fee	3,167
Distribution and service fees	4,560
Trustees' fees	182
Accrued expenses	49,690
Total liabilities	$ 97,739
Net Assets	$25,933,422
Sources of Net Assets
Paid-in capital	$ 22,252,700
Distributable earnings	3,680,722
Net Assets	$25,933,422
Class A Shares
Net Assets	$ 18,313,192
Shares Outstanding	1,360,980
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 13.46
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$ 14.21
Class C Shares
Net Assets	$ 999,905
Shares Outstanding	109,046
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 9.17
Class I Shares
Net Assets	$ 6,620,325
Shares Outstanding	470,235
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 14.08
On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
9
See Notes to Financial Statements.

Eaton Vance
Global Small-Cap Equity Fund
April 30, 2023
Statement of Operations (Unaudited)

Six Months Ended
April 30, 2023
Investment Income
Dividend income (net of foreign taxes withheld of $9,507)	$ 212,797
Dividend income from affiliated investment	5,483
Total investment income	$ 218,280
Expenses
Investment adviser fee	$ 95,300
Administration fee	19,060
Distribution and service fees:
Class A	22,727
Class C	5,198
Trustees’ fees and expenses	1,042
Custodian fee	17,848
Transfer and dividend disbursing agent fees	23,596
Legal and accounting services	16,360
Printing and postage	4,870
Registration fees	23,954
Miscellaneous	6,480
Total expenses	$ 236,435
Deduct:
Waiver and/or reimbursement of expenses by affiliate	$ 68,557
Total expense reductions	$ 68,557
Net expenses	$ 167,878
Net investment income	$ 50,402
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$ (245,395)
Foreign currency transactions	877
Net realized loss	$ (244,518)
Change in unrealized appreciation (depreciation):
Investments	$ 2,962,906
Foreign currency	144
Net change in unrealized appreciation (depreciation)	$2,963,050
Net realized and unrealized gain	$2,718,532
Net increase in net assets from operations	$2,768,934
10
See Notes to Financial Statements.

Eaton Vance
Global Small-Cap Equity Fund
April 30, 2023
Statements of Changes in Net Assets

	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 50,402	$ 22,521
Net realized gain (loss)	(244,518)	903,135
Net change in unrealized appreciation (depreciation)	2,963,050	(9,467,602)
Net increase (decrease) in net assets from operations	$ 2,768,934	$ (8,541,946)
Distributions to shareholders:
Class A	$ (693,690)	$ (3,839,738)
Class C	(54,511)	(351,503)
Class I	(238,229)	(1,563,078)
Total distributions to shareholders	$ (986,430)	$ (5,754,319)
Transactions in shares of beneficial interest:
Class A	$ (954,961)	$ (479,340)
Class C	(139,171)	(144,215)
Class I	384,662	(2,389,961)
Net decrease in net assets from Fund share transactions	$ (709,470)	$ (3,013,516)
Net increase (decrease) in net assets	$ 1,073,034	$(17,309,781)
Net Assets
At beginning of period	$ 24,860,388	$ 42,170,169
At end of period	$25,933,422	$ 24,860,388
11
See Notes to Financial Statements.

Eaton Vance
Global Small-Cap Equity Fund
April 30, 2023
Financial Highlights

	Class A
	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31,
		2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 12.550	$ 18.820	$ 13.990	$ 14.050	$ 13.770	$ 14.010
Income (Loss) From Operations
Net investment income (loss)(1)	$ 0.024	$ 0.007	$ (0.006)	$ —(2)	$ 0.045	$ 0.001
Net realized and unrealized gain (loss)	1.384	(3.702)	5.000	0.438	1.384	0.128
Total income (loss) from operations	$ 1.408	$ (3.695)	$ 4.994	$ 0.438	$ 1.429	$ 0.129
Less Distributions
From net investment income	$ (0.018)	$ (0.030)	$ (0.005)	$ (0.071)	$ (0.030)	$ (0.072)
From net realized gain	(0.480)	(2.545)	(0.159)	(0.427)	(1.119)	(0.297)
Total distributions	$ (0.498)	$ (2.575)	$ (0.164)	$ (0.498)	$ (1.149)	$ (0.369)
Net asset value — End of period	$13.460	$12.550	$18.820	$13.990	$14.050	$13.770
Total Return(3)(4)	11.57% (5)	(22.54)%	35.88%	2.98%	12.20%	0.84%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 18,313	$ 17,980	$ 28,269	$ 21,164	$ 24,111	$ 22,341
Ratios (as a percentage of average daily net assets):(6)
Expenses (4)	1.35% (7)(8)	1.35% (8)	1.35%	1.35%	1.35%	1.36%
Net investment income (loss)	0.36% (7)	0.05%	(0.04)%	0.00% (9)	0.34%	0.01%
Portfolio Turnover of the Portfolio(10)	—	—	—	—	—	11% (5)
Portfolio Turnover of the Fund	21% (5)	45%	58%	51%	50%	41% (5)(11)
(1)	Computed using average shares outstanding.
(2)	Amount is less than $0.0005.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	The investment adviser of the Portfolio and/or the administrator of the Fund reimbursed certain operating expenses (equal to 0.54%, 0.48%, 0.30%, 0.48%, 0.58% and 0.62% of average daily net assets for the six months ended April 30, 2023 and the years ended October 31, 2022, 2021, 2020, 2019 and 2018, respectively). Absent this reimbursement, total return would be lower.
(5)	Not annualized.
(6)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.
(7)	Annualized.
(8)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2023 and the year ended October 31, 2022).
(9)	Amount is less than 0.005%.
(10)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.
(11)	For the period from January 22, 2018 through October 31, 2018 when the Fund was making investments directly in securities.
References to Portfolio herein are to Tax-Managed Global Small-Cap Portfolio, a Massachusetts business trust in which the Fund invested all of its investable assets prior to the close of business on January 19, 2018 and which had the same investment objective and policies as the Fund during such period.
12
See Notes to Financial Statements.

Eaton Vance
Global Small-Cap Equity Fund
April 30, 2023
Financial Highlights — continued

	Class C
	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31,
		2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 8.720	$13.870	$ 10.420	$ 10.590	$ 10.690	$ 10.970
Income (Loss) From Operations
Net investment loss(1)	$ (0.017)	$ (0.071)	$ (0.103)	$ (0.076)	$ (0.046)	$ (0.087)
Net realized and unrealized gain (loss)	0.947	(2.597)	3.712	0.333	1.030	0.104
Total income (loss) from operations	$ 0.930	$ (2.668)	$ 3.609	$ 0.257	$ 0.984	$ 0.017
Less Distributions
From net realized gain	$ (0.480)	$ (2.482)	$ (0.159)	$ (0.427)	$ (1.084)	$ (0.297)
Total distributions	$(0.480)	$ (2.482)	$ (0.159)	$ (0.427)	$ (1.084)	$ (0.297)
Net asset value — End of period	$ 9.170	$ 8.720	$13.870	$10.420	$10.590	$10.690
Total Return(2)(3)	11.14% (4)	(23.12)%	34.86%	2.25%	11.32%	0.06%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 1,000	$ 1,081	$ 1,995	$ 2,202	$ 3,227	$ 8,988
Ratios (as a percentage of average daily net assets):(5)
Expenses (3)	2.10% (6)(7)	2.10% (7)	2.10%	2.10%	2.10%	2.11%
Net investment loss	(0.39)% (6)	(0.70)%	(0.79)%	(0.75)%	(0.45)%	(0.76)%
Portfolio Turnover of the Portfolio(8)	—	—	—	—	—	11% (4)
Portfolio Turnover of the Fund	21% (4)	45%	58%	51%	50%	41% (4)(9)
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	The investment adviser of the Portfolio and/or the administrator of the Fund reimbursed certain operating expenses (equal to 0.54%, 0.48%, 0.30%, 0.48%, 0.58% and 0.62% of average daily net assets for the six months ended April 30, 2023 and the years ended October 31, 2022, 2021, 2020, 2019 and 2018, respectively). Absent this reimbursement, total return would be lower.
(4)	Not annualized.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2023 and the year ended October 31, 2022).
(8)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.
(9)	For the period from January 22, 2018 through October 31, 2018 when the Fund was making investments directly in securities.
References to Portfolio herein are to Tax-Managed Global Small-Cap Portfolio, a Massachusetts business trust in which the Fund invested all of its investable assets prior to the close of business on January 19, 2018 and which had the same investment objective and policies as the Fund during such period.
13
See Notes to Financial Statements.

Eaton Vance
Global Small-Cap Equity Fund
April 30, 2023
Financial Highlights — continued

	Class I
	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31,
		2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 13.130	$ 19.570	$ 14.530	$ 14.580	$ 14.240	$ 14.480
Income (Loss) From Operations
Net investment income(1)	$ 0.043	$ 0.042	$ 0.039	$ 0.034	$ 0.079	$ 0.040
Net realized and unrealized gain (loss)	1.443	(3.862)	5.201	0.450	1.442	0.123
Total income (loss) from operations	$ 1.486	$ (3.820)	$ 5.240	$ 0.484	$ 1.521	$ 0.163
Less Distributions
From net investment income	$ (0.056)	$ (0.075)	$ (0.041)	$ (0.107)	$ (0.062)	$ (0.106)
From net realized gain	(0.480)	(2.545)	(0.159)	(0.427)	(1.119)	(0.297)
Total distributions	$ (0.536)	$ (2.620)	$ (0.200)	$ (0.534)	$ (1.181)	$ (0.403)
Net asset value — End of period	$14.080	$13.130	$19.570	$14.530	$14.580	$14.240
Total Return(2)(3)	11.69% (4)	(22.34)%	36.28%	3.18%	12.51%	1.05%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 6,620	$ 5,800	$ 11,906	$ 8,354	$ 9,273	$ 9,078
Ratios (as a percentage of average daily net assets):(5)
Expenses (3)	1.10% (6)(7)	1.10% (7)	1.10%	1.10%	1.10%	1.11%
Net investment income	0.63% (6)	0.27%	0.21%	0.24%	0.57%	0.27%
Portfolio Turnover of the Portfolio(8)	—	—	—	—	—	11% (4)
Portfolio Turnover of the Fund	21% (4)	45%	58%	51%	50%	41% (4)(9)
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	The investment adviser of the Portfolio and/or the administrator of the Fund reimbursed certain operating expenses (equal to 0.54%, 0.48%, 0.30%, 0.48%, 0.58% and 0.62% of average daily net assets for the six months ended April 30, 2023 and the years ended October 31, 2022, 2021, 2020, 2019 and 2018, respectively). Absent this reimbursement, total return would be lower.
(4)	Not annualized.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2023 and the year ended October 31, 2022).
(8)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.
(9)	For the period from January 22, 2018 through October 31, 2018 when the Fund was making investments directly in securities.
References to Portfolio herein are to Tax-Managed Global Small-Cap Portfolio, a Massachusetts business trust in which the Fund invested all of its investable assets prior to the close of business on January 19, 2018 and which had the same investment objective and policies as the Fund during such period.
14
See Notes to Financial Statements.

Eaton Vance
Global Small-Cap Equity Fund
April 30, 2023
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Global Small-Cap Equity Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term total return. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities.Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund's Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund's understanding of the applicable countries’ tax rules and rates. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.
D  Federal Taxes—The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
As of April 30, 2023, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
15

Eaton Vance
Global Small-Cap Equity Fund
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

E  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
F  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
G  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
H  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
I  Interim Financial Statements—The interim financial statements relating to April 30, 2023 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
The cost and unrealized appreciation (depreciation) of investments of the Fund at April 30, 2023, as determined on a federal income tax basis, were as follows:
Aggregate cost	$ 21,930,897
Gross unrealized appreciation	$ 5,073,048
Gross unrealized depreciation	(1,151,414)
Net unrealized appreciation	$ 3,921,634
16

Eaton Vance
Global Small-Cap Equity Fund
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate as a percentage of average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.750%
$500 million but less than $1 billion	0.725%
$1 billion but less than $2.5 billion	0.700%
$2.5 billion but less than $5 billion	0.680%
$5 billion and over	0.665%
For the six months ended April 30, 2023, the investment adviser fee amounted to $95,300 or 0.75% (annualized) of the Fund’s average daily net assets. The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the "Liquidity Fund"), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Fund is reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended April 30, 2023, the investment adviser fee paid was reduced by $201 relating to the Fund's investment in the Liquidity Fund.
Pursuant to an investment sub-advisory agreement, BMR has delegated the investment management of the Fund to Eaton Vance Advisers International Ltd. (EVAIL), an affiliate of BMR and an indirect, wholly-owned subsidiary of Morgan Stanley. EVAIL uses the portfolio management, research and other resources of its affiliate, MSIM Fund Management (Ireland) Limited (MSIM FMIL) to render investment advisory services to the Fund. MSIM FMIL has entered into a Memorandum of Understanding with EVAIL pursuant to which MSIM FMIL is considered a participating affiliate of the sub-adviser as that term is used in relief granted by the staff of the U.S. Securities and Exchange Commission allowing U.S. registered investment advisers to use portfolio management or research resources of unregistered advisory affiliates subject to the supervision of a U.S. registered adviser. BMR pays EVAIL a portion of its investment adviser fee for subadvisory services provided to the Fund.
The administration fee is earned by EVM, an affiliate of BMR and an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended April 30, 2023, the administration fee amounted to $19,060. EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (related to ordinary operating expenses only) exceed 1.35%, 2.10% and 1.10% of the Fund’s average daily net assets for Class A, Class C and Class I, respectively. This agreement may be changed or terminated after February 29, 2024. Pursuant to this agreement, EVM was allocated $68,356 of the Fund’s operating expenses for the six months ended April 30, 2023.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2023, EVM earned $7,375 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $111 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2023. EVD also received distribution and service fees from Class A and Class C shares (see Note 4).
Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2023, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.
4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2023 amounted to $22,727 for Class A shares.
The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2023, the Fund paid or accrued to EVD $3,899 for Class C shares.
17

Eaton Vance
Global Small-Cap Equity Fund
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2023 amounted to $1,299 for Class C shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended April 30, 2023, the Fund was informed that EVD received no CDSCs paid by Class A and Class C shareholders.
6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, aggregated $5,447,749 and $7,312,366, respectively, for the six months ended April 30, 2023.
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions for all periods presented, were as follows:
	Six Months Ended April 30, 2023 (Unaudited)		Year Ended October 31, 2022
	Shares	Amount	Shares	Amount
Class A
Sales	51,269	$ 678,091	77,477	$ 1,127,641
Issued to shareholders electing to receive payments of distributions in Fund shares	52,006	642,276	222,819	3,549,501
Redemptions	(175,269)	(2,275,328)	(369,251)	(5,156,482)
Net decrease	(71,994)	$ (954,961)	(68,955)	$ (479,340)
Class C
Sales	555	$ 4,996	9,484	$ 99,315
Issued to shareholders electing to receive payments of distributions in Fund shares	6,452	54,455	31,457	350,428
Redemptions	(21,945)	(198,622)	(60,810)	(593,958)
Net decrease	(14,938)	$ (139,171)	(19,869)	$ (144,215)
Class I
Sales	56,980	$ 774,724	90,384	$ 1,364,487
Issued to shareholders electing to receive payments of distributions in Fund shares	17,826	230,131	92,437	1,537,221
Redemptions	(46,380)	(620,193)	(349,307)	(5,291,669)
Net increase (decrease)	28,426	$ 384,662	(166,486)	$(2,389,961)
18

Eaton Vance
Global Small-Cap Equity Fund
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

8  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $725 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 24, 2023. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2022, an arrangement fee totaling $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended April 30, 2023.
9  Affiliated Investments
At April 30, 2023, the value of the Fund's investment in funds that may be deemed to be affiliated was $269,610, which represents 1.0% of the Fund's net assets. Transactions in such investments by the Fund for the six months ended April 30, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$273,997	$3,199,677	$(3,204,064)	$ —	$ —	$269,610	$5,483	269,610
10  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At April 30, 2023, the hierarchy of inputs used in valuing the Fund's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Asia/Pacific	$ —	$ 4,241,342	$ —	$ 4,241,342
Developed Europe	796,056	5,115,043	—	5,911,099
North America	15,430,480	—	—	15,430,480
Total Common Stocks	$ 16,226,536	$ 9,356,385*	$ —	$25,582,921
Short-Term Investments	$ 269,610	$ —	$ —	$ 269,610
Total Investments	$ 16,496,146	$ 9,356,385	$ —	$25,852,531
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
19

Eaton Vance
Global Small-Cap Equity Fund
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

11  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks of disease, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and industries, and could continue to affect the market in significant and unforeseen ways. Other epidemics and pandemics that may arise in the future may have similar effects. Any such impact could adversely affect the Fund's performance, or the performance of the securities in which the Fund invests.
12  Plan of Reorganization
At a joint special meeting of shareholders held on April 27, 2023, shareholders of the Fund approved the reorganization of the Fund into the Calvert Global Small-Cap Equity Fund, a newly created series of Calvert Management Series, pursuant to an Agreement and Plan of Reorganization. The reorganization is expected to occur on or around September 15, 2023, or such other date as the parties to the Agreement and Plan of Reorganization may agree.
20

Eaton Vance
Global Small-Cap Equity Fund
April 30, 2023
Joint Special Meeting of Shareholders (Unaudited)

Eaton Vance Global Small-Cap Equity Fund (the “Fund”) held a Joint Special Meeting of Shareholders with certain other Eaton Vance funds on April 27, 2023 for the following purpose: To consider and act upon a proposal to approve an Agreement and Plan of Reorganization, pursuant to which the Fund will transfer all of its assets to Calvert Global Small-Cap Equity Fund in exchange for shares of Calvert Global Small-Cap Equity Fund and the assumption by Calvert Global Small-Cap Equity Fund of all of the liabilities of the Fund. The shareholder meeting results are as follows:
	Number of Shares
For	Against	Abstain
709,933	19,462	263,372
21

Eaton Vance
Global Small-Cap Equity Fund
April 30, 2023
Officers and Trustees

Officers
Eric A. Stein President	Nicholas S. Di Lorenzo Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Richard F. Froio Chief Compliance Officer
James F. Kirchner Treasurer
Trustees
George J. Gorman Chairperson
Alan C. Bowser
Thomas E. Faust Jr.*
Mark R. Fetting
Cynthia E. Frost
Valerie A. Mosley
Anchal Pachnanda*(1)
Keith Quinton
Marcus L. Smith
Susan J. Sutherland
Scott E. Wennerholm
Nancy A. Wiser

*	Interested Trustee
(1)	Ms. Pachnanda began serving as Trustee effective April 1, 2023.
22

Eaton Vance Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
23

Eaton Vance Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
24

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.
25

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Investment Adviser
Boston Management and Research
Two International Place
Boston, MA 02110
Investment Sub-Adviser
Eaton Vance Advisers International Ltd.
125 Old Broad Street
London, EC2N 1AR
United Kingdom
Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 534439
Pittsburgh, PA 15253-4439
(800) 262-1122
Fund Offices
Two International Place
Boston, MA 02110
*FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7721    4.30.23

Eaton Vance
Tax-Managed Value Fund
Semiannual Report
April 30, 2023

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund's adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2023
Eaton Vance
Tax-Managed Value Fund

Eaton Vance
Tax-Managed Value Fund
April 30, 2023
Performance

Portfolio Manager(s) Aaron S. Dunn, CFA and Bradley T. Galko, CFA
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	12/27/1999	12/27/1999	3.68%	2.17%	8.24%	9.19%
Class A with 5.25% Maximum Sales Charge	—	—	(1.77)	(3.20)	7.08	8.60
Class C at NAV	01/24/2000	01/24/2000	3.29	1.39	7.44	8.54
Class C with 1% Maximum Deferred Sales Charge	—	—	2.29	0.39	7.44	8.54
Class I at NAV	11/30/2007	12/27/1999	3.80	2.43	8.53	9.46

Russell 1000® Value Index	—	—	4.54%	1.21%	7.74%	9.12%
% After-Tax Returns with Maximum Sales Charge[2]	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A After Taxes on Distributions	12/27/1999	12/27/1999	(3.62)%	6.63%	7.78%
Class A After Taxes on Distributions and Sale of Fund Shares	—	—	(1.48)	5.78	6.99
Class C After Taxes on Distributions	01/24/2000	01/24/2000	0.09	7.15	7.84
Class C After Taxes on Distributions and Sale of Fund Shares	—	—	0.53	6.11	6.99
Class I After Taxes on Distributions	11/30/2007	12/27/1999	1.93	8.02	8.57
Class I After Taxes on Distributions and Sale of Fund Shares	—	—	1.93	6.99	7.73
% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I
	1.16%	1.91%	0.91%
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
2

Eaton Vance
Tax-Managed Value Fund
April 30, 2023
Fund Profile

Sector Allocation (% of net assets)[1]
Top 10 Holdings (% of net assets)[1]
JPMorgan Chase & Co.	3.6%
Chevron Corp.	3.5
NextEra Energy, Inc.	3.4
Sempra Energy	2.8
Home Depot, Inc. (The)	2.7
Thermo Fisher Scientific, Inc.	2.6
Charles Schwab Corp. (The)	2.6
Verizon Communications, Inc.	2.3
Ingersoll Rand, Inc.	2.3
Micron Technology, Inc.	2.3
Total	28.1%

Footnotes:
Fund invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.
[1]	Excludes cash and cash equivalents.
3

Eaton Vance
Tax-Managed Value Fund
April 30, 2023
Endnotes and Additional Disclosures

[1]	Russell 1000® Value Index is an unmanaged index of U.S. large-cap value stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. After-tax returns are calculated using certain assumptions, including using the highest historical individual federal income tax rates, and do not reflect the impact of state/local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or shares held by nontaxable entities. Return After Taxes on Distributions may be the same as Return Before Taxes for the same period because no taxable distributions were made during that period. Return After Taxes on Distributions and Sale of Fund Shares may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares. The Fund’s after-tax returns also may reflect foreign tax credits passed by the Fund to its shareholders.
Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years. Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase.
[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
Fund profile subject to change due to active management.
4

Eaton Vance
Tax-Managed Value Fund
April 30, 2023
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2022 to April 30, 2023).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (11/1/22)	Ending Account Value (4/30/23)	Expenses Paid During Period* (11/1/22 – 4/30/23)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,036.80	$5.91	1.17%
Class C	$1,000.00	$1,032.90	$9.68	1.92%
Class I	$1,000.00	$1,038.00	$4.65	0.92%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.99	$5.86	1.17%
Class C	$1,000.00	$1,015.27	$9.59	1.92%
Class I	$1,000.00	$1,020.23	$4.61	0.92%
*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2022. The Example reflects the expenses of both the Fund and the Portfolio.
5

Eaton Vance
Tax-Managed Value Fund
April 30, 2023
Statement of Assets and Liabilities (Unaudited)

April 30, 2023
Assets
Investment in Tax-Managed Value Portfolio, at value (identified cost $345,301,919)	$ 724,558,919
Receivable for Fund shares sold	390,987
Total assets	$724,949,906
Liabilities
Payable for Fund shares redeemed	$ 513,156
Payable to affiliates:
Administration fee	88,301
Distribution and service fees	107,264
Accrued expenses	158,036
Total liabilities	$ 866,757
Net Assets	$724,083,149
Sources of Net Assets
Paid-in capital	$ 355,149,757
Distributable earnings	368,933,392
Net Assets	$724,083,149
Class A Shares
Net Assets	$ 434,822,596
Shares Outstanding	12,383,419
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 35.11
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$ 37.06
Class C Shares
Net Assets	$ 22,924,457
Shares Outstanding	679,835
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 33.72
Class I Shares
Net Assets	$ 266,336,096
Shares Outstanding	7,620,862
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 34.95
On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
6
See Notes to Financial Statements.

Eaton Vance
Tax-Managed Value Fund
April 30, 2023
Statement of Operations (Unaudited)

Six Months Ended
April 30, 2023
Investment Income
Dividend income allocated from Portfolio (net of foreign taxes withheld of $52,434)	$ 8,131,688
Securities lending income allocated from Portfolio, net	1,416
Expenses allocated from Portfolio	(2,451,274)
Total investment income from Portfolio	$ 5,681,830
Expenses
Administration fee	$ 541,174
Distribution and service fees:
Class A	543,124
Class C	119,210
Trustees’ fees and expenses	208
Custodian fee	25,257
Transfer and dividend disbursing agent fees	170,903
Legal and accounting services	22,500
Printing and postage	19,635
Registration fees	27,668
ReFlow liquidity program fees	40,692
Miscellaneous	6,644
Total expenses	$ 1,517,015
Net investment income	$ 4,164,815
Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss):
Investment transactions	$ 33,062,373(1)
Foreign currency transactions	1,516
Net realized gain	$ 33,063,889
Change in unrealized appreciation (depreciation):
Investments	$ (10,960,078)
Foreign currency	21,856
Net change in unrealized appreciation (depreciation)	$(10,938,222)
Net realized and unrealized gain	$ 22,125,667
Net increase in net assets from operations	$ 26,290,482
(1)	Includes $13,875,101 of net realized gains from redemptions in-kind.
7
See Notes to Financial Statements.

Eaton Vance
Tax-Managed Value Fund
April 30, 2023
Statements of Changes in Net Assets

	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 4,164,815	$ 9,370,753
Net realized gain	33,063,889 (1)	25,367,482 (2)
Net change in unrealized appreciation (depreciation)	(10,938,222)	(105,776,261)
Net increase (decrease) in net assets from operations	$ 26,290,482	$ (71,038,026)
Distributions to shareholders:
Class A	$ (9,264,246)	$ (21,856,449)
Class C	(361,789)	(1,044,216)
Class I	(6,334,332)	(13,331,190)
Total distributions to shareholders	$ (15,960,367)	$ (36,231,855)
Transactions in shares of beneficial interest:
Class A	$ (3,403,395)	$ (428,147)
Class C	(1,776,358)	1,562,566
Class I	(4,116)	17,784,670
Net increase (decrease) in net assets from Fund share transactions	$ (5,183,869)	$ 18,919,089
Net increase (decrease) in net assets	$ 5,146,246	$ (88,350,792)
Net Assets
At beginning of period	$ 718,936,903	$ 807,287,695
At end of period	$724,083,149	$ 718,936,903
(1)	Includes $13,875,101 of net realized gains from redemptions in-kind.
(2)	Includes $17,763,343 of net realized gains from redemptions in-kind.
8
See Notes to Financial Statements.

Eaton Vance
Tax-Managed Value Fund
April 30, 2023
Financial Highlights

	Class A
	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31,
		2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 34.610	$ 39.770	$ 28.170	$ 29.890	$ 27.000	$ 25.240
Income (Loss) From Operations
Net investment income(1)	$ 0.189	$ 0.425	$ 0.286	$ 0.354	$ 0.344	$ 0.268
Net realized and unrealized gain (loss)	1.059	(3.833)	11.731	(1.720)	2.931	1.744
Total income (loss) from operations	$ 1.248	$ (3.408)	$ 12.017	$ (1.366)	$ 3.275	$ 2.012
Less Distributions
From net investment income	$ (0.387)	$ (0.307)	$ (0.341)	$ (0.339)	$ (0.278)	$ (0.252)
From net realized gain	(0.361)	(1.445)	(0.076)	(0.015)	(0.107)	—
Total distributions	$ (0.748)	$ (1.752)	$ (0.417)	$ (0.354)	$ (0.385)	$ (0.252)
Net asset value — End of period	$ 35.110	$ 34.610	$ 39.770	$ 28.170	$ 29.890	$ 27.000
Total Return(2)	3.68% (3)	(8.95)%	43.03%	(4.66)%	12.35%	8.02%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$434,823	$431,902	$497,565	$362,651	$417,533	$312,065
Ratios (as a percentage of average daily net assets):(4)
Expenses	1.17% (5)(6)	1.16% (5)	1.15%	1.17%	1.18%	1.17%
Net investment income	1.09% (6)	1.18%	0.80%	1.25%	1.24%	1.00%
Portfolio Turnover of the Portfolio	16% (3)	29%	11%	25%	18%	10%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(5)	Includes a reduction by the investment adviser of a portion of the Portfolio's adviser fee due to the Portfolio's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2023 and the year ended October 31, 2022).
(6)	Annualized.
9
See Notes to Financial Statements.

Eaton Vance
Tax-Managed Value Fund
April 30, 2023
Financial Highlights — continued

	Class C
	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31,
		2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 33.140	$ 38.170	$ 27.020	$ 28.580	$ 25.810	$ 24.140
Income (Loss) From Operations
Net investment income(1)	$ 0.057	$ 0.148	$ 0.018	$ 0.137	$ 0.150	$ 0.066
Net realized and unrealized gain (loss)	1.018	(3.677)	11.278	(1.673)	2.794	1.664
Total income (loss) from operations	$ 1.075	$ (3.529)	$11.296	$ (1.536)	$ 2.944	$ 1.730
Less Distributions
From net investment income	$ (0.134)	$ (0.056)	$ (0.070)	$ (0.009)	$ (0.067)	$ (0.060)
From net realized gain	(0.361)	(1.445)	(0.076)	(0.015)	(0.107)	—
Total distributions	$ (0.495)	$ (1.501)	$ (0.146)	$ (0.024)	$ (0.174)	$ (0.060)
Net asset value — End of period	$33.720	$33.140	$38.170	$27.020	$28.580	$ 25.810
Total Return(2)	3.29% (3)	(9.61)%	41.94%	(5.38)%	11.50%	7.17%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 22,924	$ 24,304	$ 26,389	$ 20,066	$ 26,672	$112,571
Ratios (as a percentage of average daily net assets):(4)
Expenses	1.92% (5)(6)	1.91% (5)	1.90%	1.92%	1.93%	1.92%
Net investment income	0.34% (6)	0.43%	0.05%	0.50%	0.58%	0.26%
Portfolio Turnover of the Portfolio	16% (3)	29%	11%	25%	18%	10%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(5)	Includes a reduction by the investment adviser of a portion of the Portfolio's adviser fee due to the Portfolio's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2023 and the year ended October 31, 2022).
(6)	Annualized.
10
See Notes to Financial Statements.

Eaton Vance
Tax-Managed Value Fund
April 30, 2023
Financial Highlights — continued

	Class I
	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31,
		2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 34.510	$ 39.650	$ 28.080	$ 29.790	$ 26.920	$ 25.170
Income (Loss) From Operations
Net investment income(1)	$ 0.231	$ 0.512	$ 0.373	$ 0.421	$ 0.411	$ 0.331
Net realized and unrealized gain (loss)	1.050	(3.807)	11.690	(1.707)	2.914	1.732
Total income (loss) from operations	$ 1.281	$ (3.295)	$ 12.063	$ (1.286)	$ 3.325	$ 2.063
Less Distributions
From net investment income	$ (0.480)	$ (0.400)	$ (0.417)	$ (0.409)	$ (0.348)	$ (0.313)
From net realized gain	(0.361)	(1.445)	(0.076)	(0.015)	(0.107)	—
Total distributions	$ (0.841)	$ (1.845)	$ (0.493)	$ (0.424)	$ (0.455)	$ (0.313)
Net asset value — End of period	$ 34.950	$ 34.510	$ 39.650	$ 28.080	$ 29.790	$ 26.920
Total Return(2)	3.80% (3)	(8.70)%	43.41%	(4.42)%	12.61%	8.25%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$266,336	$262,732	$283,334	$189,549	$195,921	$169,397
Ratios (as a percentage of average daily net assets):(4)
Expenses	0.92% (5)(6)	0.91% (5)	0.90%	0.92%	0.93%	0.92%
Net investment income	1.34% (6)	1.42%	1.05%	1.49%	1.49%	1.24%
Portfolio Turnover of the Portfolio	16% (3)	29%	11%	25%	18%	10%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(5)	Includes a reduction by the investment adviser of a portion of the Portfolio's adviser fee due to the Portfolio's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2023 and the year ended October 31, 2022).
(6)	Annualized.
11
See Notes to Financial Statements.

Eaton Vance
Tax-Managed Value Fund
April 30, 2023
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Tax-Managed Value Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests its assets in interests in Tax-Managed Value Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (81.4% at April 30, 2023). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.
B  Income—The Fund's net investment income or loss consists of the Fund's pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.
C  Federal Taxes—The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
As of April 30, 2023, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
D  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
E  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
F  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
G  Other—Investment transactions are accounted for on a trade date basis.
H  Interim Financial Statements—The interim financial statements relating to April 30, 2023 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
12

Eaton Vance
Tax-Managed Value Fund
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

2  Distributions to Shareholders and Income Tax Information
It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate as a percentage of the Fund’s average daily net assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser and receive an advisory fee as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.6500%
$500 million but less than $1 billion	0.6250%
$1 billion but less than $2 billion	0.6000%
$2 billion but less than $5 billion	0.5750%
$5 billion and over	0.5550%
For the six months ended April 30, 2023, the Fund incurred no investment adviser fee on such assets. To the extent the Fund’s assets are invested in the Portfolio, the Fund is allocated its share of the Portfolio’s investment adviser fee. The Portfolio has engaged Boston Management and Research (BMR) to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. The administration fee is earned by EVM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended April 30, 2023, the administration fee amounted to $541,174.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2023, EVM earned $45,082 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $16,396 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2023. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).
Trustees and officers of the Fund who are members of EVM’s or BMR's organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.
4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2023 amounted to $543,124 for Class A shares.
The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2023, the Fund paid or accrued to EVD $89,408 for Class C shares.
Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2023 amounted to $29,802 for Class C shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
13

Eaton Vance
Tax-Managed Value Fund
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended April 30, 2023, the Fund was informed that EVD received approximately $1,000 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A shareholders.
6  Investment Transactions
For the six months ended April 30, 2023, increases and decreases in the Fund's investment in the Portfolio aggregated $2,799,692 and $25,531,787, respectively. Decreases in the Fund's investment in the Portfolio include distributions of securities as the result of redemptions in-kind of $19,550,798.
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Sales and redemptions of Class I shares include shares purchased and redeemed in connection with the ReFlow liquidity program, a program designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Transactions in Fund shares, including direct exchanges pursuant to share class conversions for all periods presented, were as follows:
	Six Months Ended April 30, 2023 (Unaudited)		Year Ended October 31, 2022
	Shares	Amount	Shares	Amount
Class A
Sales	232,567	$ 8,106,331	441,788	$ 15,988,190
Issued to shareholders electing to receive payments of distributions in Fund shares	236,811	8,039,734	499,033	18,918,332
Redemptions	(563,271)	(19,549,460)	(974,887)	(35,334,669)
Net decrease	(93,893)	$ (3,403,395)	(34,066)	$ (428,147)
Class C
Sales	48,373	$ 1,632,048	167,228	$ 5,812,328
Issued to shareholders electing to receive payments of distributions in Fund shares	10,082	329,566	26,062	952,311
Redemptions	(111,964)	(3,737,972)	(151,235)	(5,202,073)
Net increase (decrease)	(53,509)	$ (1,776,358)	42,055	$ 1,562,566
Class I
Sales	976,339	$ 33,762,387	2,314,128	$ 83,408,226
Issued to shareholders electing to receive payments of distributions in Fund shares	168,916	5,702,619	314,485	11,859,243
Redemptions	(1,138,424)	(39,469,122)	(2,160,896)	(77,482,799)
Net increase (decrease)	6,831	$ (4,116)	467,717	$ 17,784,670
14

Tax-Managed Value Portfolio
April 30, 2023
Portfolio of Investments (Unaudited)

Common Stocks — 99.7%
Security	Shares	Value
Aerospace & Defense — 1.3%
Raytheon Technologies Corp.	113,000	$ 11,288,700
		$ 11,288,700
Banks — 7.2%
JPMorgan Chase & Co.	230,958	$ 31,927,634
PNC Financial Services Group, Inc. (The)	142,029	18,499,277
U.S. Bancorp	187,164	6,415,982
Wells Fargo & Co.	188,847	7,506,668
		$ 64,349,561
Beverages — 0.8%
Constellation Brands, Inc., Class A	32,916	$ 7,553,235
		$ 7,553,235
Building Products — 0.5%
Carrier Global Corp.	113,000	$ 4,725,660
		$ 4,725,660
Capital Markets — 5.3%
Ameriprise Financial, Inc.	32,971	$ 10,060,112
Charles Schwab Corp. (The)	434,452	22,695,772
Goldman Sachs Group, Inc. (The)	42,496	14,594,826
		$ 47,350,710
Chemicals — 3.1%
FMC Corp.	71,110	$ 8,787,774
Linde PLC	50,216	18,552,301
		$ 27,340,075
Consumer Staples Distribution & Retail — 1.7%
BJ's Wholesale Club Holdings, Inc.(1)	150,222	$ 11,472,454
Performance Food Group Co.(1)	59,613	3,737,139
		$ 15,209,593
Containers & Packaging — 0.7%
Ball Corp.	112,407	$ 5,977,804
		$ 5,977,804
Diversified Telecommunication Services — 2.3%
Verizon Communications, Inc.	519,865	$ 20,186,358
		$ 20,186,358
Security	Shares	Value
Electric Utilities — 3.4%
NextEra Energy, Inc.	392,766	$ 30,097,659
		$ 30,097,659
Electrical Equipment — 1.1%
Rockwell Automation, Inc.	33,916	$ 9,612,134
		$ 9,612,134
Energy Equipment & Services — 1.1%
Halliburton Co.	293,530	$ 9,613,108
		$ 9,613,108
Entertainment — 2.1%
Walt Disney Co. (The)(1)	182,144	$ 18,669,760
		$ 18,669,760
Financial Services — 2.4%
Fiserv, Inc.(1)	91,212	$ 11,138,809
Visa, Inc., Class A	44,697	10,402,333
		$ 21,541,142
Food Products — 3.1%
Hershey Co. (The)	58,997	$ 16,109,721
Nestle S.A.	90,000	11,546,060
		$ 27,655,781
Ground Transportation — 1.1%
Union Pacific Corp.	50,876	$ 9,956,433
		$ 9,956,433
Health Care Equipment & Supplies — 2.0%
Stryker Corp.	58,093	$ 17,407,567
		$ 17,407,567
Health Care Providers & Services — 1.5%
Humana, Inc.	8,093	$ 4,293,255
UnitedHealth Group, Inc.	18,719	9,211,433
		$ 13,504,688
Hotels, Restaurants & Leisure — 1.0%
Papa John's International, Inc.(2)	117,978	$ 8,823,575
		$ 8,823,575
Household Durables — 1.2%
D.R. Horton, Inc.	99,360	$ 10,911,715
		$ 10,911,715

15
See Notes to Financial Statements.

Tax-Managed Value Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Industrial Conglomerates — 1.9%
Honeywell International, Inc.	83,731	$ 16,732,803
		$ 16,732,803
Industrial REITs — 1.1%
First Industrial Realty Trust, Inc.	194,608	$ 10,211,082
		$ 10,211,082
Insurance — 3.6%
Arch Capital Group, Ltd.(1)	183,981	$ 13,811,454
Reinsurance Group of America, Inc.	49,257	7,010,256
Travelers Cos., Inc. (The)	64,030	11,598,394
		$ 32,420,104
Interactive Media & Services — 3.9%
Alphabet, Inc., Class A(1)	158,480	$ 17,011,243
Alphabet, Inc., Class C(1)	163,980	17,745,916
		$ 34,757,159
Leisure Products — 0.4%
Hasbro, Inc.	65,377	$ 3,871,626
		$ 3,871,626
Life Sciences Tools & Services — 2.6%
Thermo Fisher Scientific, Inc.	40,907	$ 22,699,294
		$ 22,699,294
Machinery — 5.7%
Ingersoll Rand, Inc.	353,722	$ 20,169,228
Otis Worldwide Corp.	56,500	4,819,450
Parker-Hannifin Corp.	32,913	10,692,775
Westinghouse Air Brake Technologies Corp.	150,850	14,733,520
		$ 50,414,973
Multi-Utilities — 3.6%
CMS Energy Corp.	112,565	$ 7,008,297
Sempra Energy	162,537	25,272,878
		$ 32,281,175
Oil, Gas & Consumable Fuels — 8.1%
Chevron Corp.	182,306	$ 30,733,146
ConocoPhillips	161,617	16,628,773
EOG Resources, Inc.	113,483	13,557,814
Phillips 66	109,182	10,809,018
		$ 71,728,751
Security	Shares	Value
Personal Care Products — 1.7%
Estee Lauder Cos., Inc. (The), Class A	61,550	$ 15,185,616
		$ 15,185,616
Pharmaceuticals — 11.2%
Bristol-Myers Squibb Co.	251,041	$ 16,762,008
Eli Lilly & Co.	38,825	15,369,264
Johnson & Johnson	116,398	19,054,353
Merck & Co., Inc.	167,049	19,289,148
Novo Nordisk A/S ADR	39,703	6,633,974
Royalty Pharma PLC, Class A	145,161	5,102,409
Zoetis, Inc.	101,295	17,805,635
		$100,016,791
Residential REITs — 2.8%
AvalonBay Communities, Inc.	47,915	$ 8,642,429
Mid-America Apartment Communities, Inc.	105,465	16,220,517
		$ 24,862,946
Semiconductors & Semiconductor Equipment — 4.6%
Micron Technology, Inc.	310,361	$ 19,974,834
QUALCOMM, Inc.	69,710	8,142,128
Texas Instruments, Inc.	75,008	12,541,338
		$ 40,658,300
Software — 1.0%
Microsoft Corp.	12,928	$ 3,972,257
Oracle Corp.	52,884	5,009,173
		$ 8,981,430
Specialized REITs — 0.9%
CubeSmart	174,330	$ 7,930,272
		$ 7,930,272
Specialty Retail — 2.7%
Home Depot, Inc. (The)	81,060	$ 24,361,772
		$ 24,361,772
Wireless Telecommunication Services — 1.0%
T-Mobile US, Inc.(1)	59,830	$ 8,609,537
		$ 8,609,537
Total Common Stocks (identified cost $444,298,720)		$887,498,889

16
See Notes to Financial Statements.

Tax-Managed Value Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 0.2%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.78%(3)	1,889,950	$ 1,889,950
Total Short-Term Investments (identified cost $1,889,950)		$ 1,889,950
Total Investments — 99.9% (identified cost $446,188,670)		$889,388,839
Other Assets, Less Liabilities — 0.1%		$ 653,814
Net Assets — 100.0%		$890,042,653
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at April 30, 2023. The aggregate market value of securities on loan at April 30, 2023 was $4,880,571.
(3)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of April 30, 2023.
Abbreviations:
ADR	– American Depositary Receipt
REITs	– Real Estate Investment Trusts
17
See Notes to Financial Statements.

Tax-Managed Value Portfolio
April 30, 2023
Statement of Assets and Liabilities (Unaudited)

April 30, 2023
Assets
Unaffiliated investments, at value (identified cost $444,298,720) — including $4,880,571 of securities on loan	$ 887,498,889
Affiliated investment, at value (identified cost $1,889,950)	1,889,950
Dividends receivable	1,010,057
Dividends receivable from affiliated investment	4,620
Securities lending income receivable	517
Tax reclaims receivable	312,080
Total assets	$890,716,113
Liabilities
Payable to affiliate:
Investment adviser fee	$ 462,213
Accrued expenses	211,247
Total liabilities	$ 673,460
Net Assets applicable to investors' interest in Portfolio	$890,042,653
18
See Notes to Financial Statements.

Tax-Managed Value Portfolio
April 30, 2023
Statement of Operations (Unaudited)

Six Months Ended
April 30, 2023
Investment Income
Dividend income (net of foreign taxes withheld of $64,392)	$ 9,938,391
Dividend income from affiliated investment	29,354
Securities lending income, net	1,737
Total investment income	$ 9,969,482
Expenses
Investment adviser fee	$ 2,828,217
Trustees’ fees and expenses	23,882
Custodian fee	99,727
Legal and accounting services	36,971
Miscellaneous	17,188
Total expenses	$ 3,005,985
Deduct:
Waiver and/or reimbursement of expenses by affiliate	$ 1,193
Total expense reductions	$ 1,193
Net expenses	$ 3,004,792
Net investment income	$ 6,964,690
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$ 40,540,958(1)
Foreign currency transactions	1,858
Net realized gain	$ 40,542,816
Change in unrealized appreciation (depreciation):
Investments	$ (13,480,421)
Foreign currency	26,781
Net change in unrealized appreciation (depreciation)	$(13,453,640)
Net realized and unrealized gain	$ 27,089,176
Net increase in net assets from operations	$ 34,053,866
(1)	Includes $17,013,715 of net realized gains from redemptions in-kind.
19
See Notes to Financial Statements.

Tax-Managed Value Portfolio
April 30, 2023
Statements of Changes in Net Assets

	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 6,964,690	$ 15,326,955
Net realized gain	40,542,816 (1)	31,200,330 (2)
Net change in unrealized appreciation (depreciation)	(13,453,640)	(129,835,288)
Net increase (decrease) in net assets from operations	$ 34,053,866	$ (83,308,003)
Capital transactions:
Contributions	$ 5,633,311	$ 19,403,167
Withdrawals	(30,272,549)	(49,804,502)
Net decrease in net assets from capital transactions	$ (24,639,238)	$ (30,401,335)
Net increase (decrease) in net assets	$ 9,414,628	$(113,709,338)
Net Assets
At beginning of period	$ 880,628,025	$ 994,337,363
At end of period	$890,042,653	$ 880,628,025
(1)	Includes $17,013,715 of net realized gains from redemptions in-kind.
(2)	Includes $21,802,941 of net realized gains from redemptions in-kind.
20
See Notes to Financial Statements.

Tax-Managed Value Portfolio
April 30, 2023
Financial Highlights

	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31,
Ratios/Supplemental Data		2022	2021	2020	2019	2018
Ratios (as a percentage of average daily net assets):
Expenses	0.68% (1)(2)	0.68% (1)	0.68%	0.68%	0.68%	0.68%
Net investment income	1.57% (2)	1.65%	1.27%	1.73%	1.74%	1.49%
Portfolio Turnover	16% (3)	29%	11%	25%	18%	10%
Total Return	3.93% (3)	(8.51)%	43.69%	(4.18)%	12.90%	8.55%
Net assets, end of period (000’s omitted)	$890,043	$880,628	$994,337	$704,707	$788,248	$730,479
(1)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Portfolio's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2023 and the year ended October 31, 2022).
(2)	Annualized.
(3)	Not annualized.
21
See Notes to Financial Statements.

Tax-Managed Value Portfolio
April 30, 2023
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Tax-Managed Value Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to achieve long-term, after-tax returns by investing primarily in value stocks. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2023, Eaton Vance Tax-Managed Value Fund and Eaton Vance Tax-Managed Equity Asset Allocation Fund held an interest of 81.4% and 18.6%, respectively, in the Portfolio.
The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio's Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Portfolio’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Portfolio has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment, no amounts are reflected in the financial statements for such outstanding reclaims.
D  Federal Taxes—The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.
As of April 30, 2023, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
22

Tax-Managed Value Portfolio
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

E  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.
H  Interim Financial Statements—The interim financial statements relating to April 30, 2023 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate as a percentage of the Portfolio’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.650%
$500 million but less than $1 billion	0.625%
$1 billion but less than $2 billion	0.600%
$2 billion but less than $5 billion	0.575%
$5 billion and over	0.555%
For the six months ended April 30, 2023, the investment adviser fee amounted to $2,828,217 or 0.64% (annualized) of the Portfolio's average daily net assets. The Portfolio may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley.  The investment adviser fee paid by the Portfolio is reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Fund. For the six months ended April 30, 2023, the investment adviser fee paid was reduced by $1,193 relating to the Portfolio's investment in the Liquidity Fund.
Trustees and officers of the Portfolio who are members of BMR’s organization receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2023, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organization.
3  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and in-kind transactions, aggregated $142,675,697 and $140,800,224, respectively, for the six months ended April 30, 2023. In-kind sales for the six months ended April 30, 2023 aggregated $19,550,798.
23

Tax-Managed Value Portfolio
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

4  Federal Income Tax Basis of Investments
The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2023, as determined on a federal income tax basis, were as follows:
Aggregate cost	$449,157,732
Gross unrealized appreciation	$ 443,549,597
Gross unrealized depreciation	(3,318,490)
Net unrealized appreciation	$440,231,107
5  Line of Credit
The Portfolio participates with other portfolios and funds managed by BMR and its affiliates in a $725 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 24, 2023. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2022, an arrangement fee totaling $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2023.
6  Securities Lending Agreement
The Portfolio has established a securities lending agreement with State Street Bank and Trust Company (SSBT) as securities lending agent in which the Portfolio lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Portfolio on the next business day. Cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund registered under the 1940 Act. The Portfolio earns interest on the amount invested but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. For security loans secured by non-cash collateral, the Portfolio earns a negotiated lending fee from the borrower. A portion of the income earned by the Portfolio from its investment of cash collateral, net of rebate fees, and lending fees received is allocated to SSBT for its services as lending agent and the portion allocated to the Portfolio is presented as securities lending income, net on the Statement of Operations. Non-cash collateral is held by the lending agent on behalf of the Portfolio and cannot be sold or re-pledged by the Portfolio; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The Portfolio is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Portfolio in the event of default by a borrower with respect to a loan. The Portfolio bears the risk of loss with respect to the investment of cash collateral.
At April 30, 2023, the value of the securities loaned and the value of the collateral received, which exceeded the value of the securities loaned, amounted to $4,880,571 and $4,919,156, respectively. Collateral received was comprised of U.S. government and/or agencies securities. The securities lending transactions have no contractual maturity date and each of the Portfolio and borrower has the option to terminate a loan at any time.
24

Tax-Managed Value Portfolio
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

7  Affiliated Investments
At April 30, 2023, the value of the Portfolio's investment in funds that may be deemed to be affiliated was $1,889,950, which represents 0.2% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the six months ended April 30, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$2,138,376	$27,293,017	$(27,541,443)	$ —	$ —	$1,889,950	$29,354	1,889,950
8  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At April 30, 2023, the hierarchy of inputs used in valuing the Portfolio's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Communication Services	$ 82,222,814	$ —	$ —	$ 82,222,814
Consumer Discretionary	47,968,688	—	—	47,968,688
Consumer Staples	54,058,165	11,546,060	—	65,604,225
Energy	81,341,859	—	—	81,341,859
Financials	165,661,517	—	—	165,661,517
Health Care	153,628,340	—	—	153,628,340
Industrials	102,730,703	—	—	102,730,703
Information Technology	49,639,730	—	—	49,639,730
Materials	33,317,879	—	—	33,317,879
Real Estate	43,004,300	—	—	43,004,300
Utilities	62,378,834	—	—	62,378,834
Total Common Stocks	$875,952,829	$ 11,546,060*	$ —	$887,498,889
Short-Term Investments	$ 1,889,950	$ —	$ —	$ 1,889,950
Total Investments	$877,842,779	$ 11,546,060	$ —	$889,388,839
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
25

Tax-Managed Value Portfolio
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

9  Risks and Uncertainties
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks of disease, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and industries, and could continue to affect the market in significant and unforeseen ways. Other epidemics and pandemics that may arise in the future may have similar effects. Any such impact could adversely affect the Portfolio’s performance, or the performance of the securities in which the Portfolio invests.
26

Eaton Vance
Tax-Managed Value Fund
April 30, 2023
Officers and Trustees

Officers of Eaton Vance Tax-Managed Value Fund
Eric A. Stein President	Nicholas S. Di. Lorenzo Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Richard F. Froio Chief Compliance Officer
James F. Kirchner Treasurer
Officers of Tax-Managed Value Portfolio
R. Kelly Williams, Jr. President	Nicholas S. Di. Lorenzo Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Richard F. Froio Chief Compliance Officer
James F. Kirchner Treasurer
Trustees of Eaton Vance Tax-Managed Value Fund and Tax-Managed Value Portfolio
George J. Gorman Chairperson
Alan C. Bowser
Thomas E. Faust Jr.*
Mark R. Fetting
Cynthia E. Frost
Valerie A. Mosley
Anchal Pachnanda*(1)
Keith Quinton
Marcus L. Smith
Susan J. Sutherland
Scott E. Wennerholm
Nancy A. Wiser

*	Interested Trustee
(1)	Ms. Pachnanda began serving as Trustee effective April 1, 2023.
27

Eaton Vance Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
28

Eaton Vance Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
29

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.
30

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser of Tax-Managed Value Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110
Investment Adviser and Administrator of Eaton Vance Tax-Managed Value Fund
Eaton Vance Management
Two International Place
Boston, MA 02110
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 534439
Pittsburgh, PA 15253-4439
(800) 262-1122
Fund Offices
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7715    4.30.23

Eaton Vance
Floating-Rate Advantage Fund
Semiannual Report
April 30, 2023

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund's adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2023
Eaton Vance
Floating-Rate Advantage Fund

Eaton Vance
Floating-Rate Advantage Fund
April 30, 2023
Performance

Portfolio Manager(s) Andrew N. Sveen, CFA, Ralph H. Hinckley, Jr., CFA and Jake T. Lemle, CFA
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Advisers Class at NAV	03/15/2008	08/04/1989	6.64%	2.09%	2.89%	3.50%
Class A at NAV	03/17/2008	08/04/1989	6.64	2.09	2.89	3.50
Class A with 3.25% Maximum Sales Charge	—	—	3.21	(1.25)	2.21	3.16
Class C at NAV	03/15/2008	08/04/1989	6.39	1.58	2.38	3.09
Class C with 1% Maximum Deferred Sales Charge	—	—	5.39	0.63	2.38	3.09
Class I at NAV	03/15/2008	08/04/1989	6.77	2.35	3.15	3.76
Class R6 at NAV	05/31/2019	08/04/1989	6.92	2.49	3.19	3.78

Morningstar® LSTA® US Leveraged Loan IndexSM	—	—	6.00%	3.39%	3.76%	3.81%
% Total Annual Operating Expense Ratios[3]	Advisers Class	Class A	Class C	Class I	Class R6
	2.37%	2.37%	2.87%	2.12%	2.06%
% Total Leverage[4]
Borrowings	23.36%
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
2

Eaton Vance
Floating-Rate Advantage Fund
April 30, 2023
Fund Profile

Top 10 Issuers (% of total investments)[1]
Carnival Corporation	1.1%
Finastra USA, Inc.	1.0
Epicor Software Corporation	1.0
ICON Luxembourg S.a.r.l.	0.9
American Airlines, Inc.	0.9
TransDigm, Inc.	0.9
Applied Systems, Inc.	0.8
Gainwell Acquisition Corp.	0.8
Hyland Software, Inc.	0.8
Uber Technologies, Inc.	0.8
Total	9.0%
Top 10 Sectors (% of total investments)[1]
Software	14.8%
Health Care Providers & Services	4.8
Chemicals	4.6
Machinery	4.5
Capital Markets	4.4
IT Services	4.3
Hotels, Restaurants & Leisure	4.2
Diversified Telecommunication Services	3.7
Trading Companies & Distributors	3.5
Commercial Services & Supplies	2.5
Total	51.3%

Credit Quality (% of bonds, loans and asset-backed securities)[2]
Footnotes:
Fund invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.
[1]	Excludes cash and cash equivalents.
[2]	Credit ratings are categorized using S&P Global Ratings (“S&P”). Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by S&P.
3

Eaton Vance
Floating-Rate Advantage Fund
April 30, 2023
Endnotes and Additional Disclosures

[1]	Morningstar® LSTA® US Leveraged Loan IndexSM is an unmanaged index of the institutional leveraged loan market. Morningstar® LSTA® Leveraged Loan indices are a product of Morningstar, Inc. (“Morningstar”) and have been licensed for use. Morningstar® is a registered trademark of Morningstar licensed for certain use. Loan Syndications and Trading Association® and LSTA® are trademarks of the LSTA licensed for certain use by Morningstar, and further sublicensed by Morningstar for certain use. Neither Morningstar nor LSTA guarantees the accuracy and/or completeness of the Morningstar® LSTA® US Leveraged Loan IndexSM or any data included therein, and shall have no liability for any errors, omissions, or interruptions therein. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years. Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase.
Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class R6 is linked to Class I. Performance presented in the Financial Highlights included in the financial statements is not linked.
[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
[4]	Total leverage is shown as a percentage of the Fund’s aggregate net assets plus borrowings outstanding. The Fund employs leverage through borrowings. Use of leverage creates an opportunity for income, but creates risks including greater volatility of NAV. The cost of borrowings rises and falls with changes in short-term interest rates. The Fund may be required to maintain prescribed asset coverage for its leverage and may be required to reduce its leverage at an inopportune time.
Fund profile subject to change due to active management.
4

Eaton Vance
Floating-Rate Advantage Fund
April 30, 2023
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2022 to April 30, 2023).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (11/1/22)	Ending Account Value (4/30/23)	Expenses Paid During Period* (11/1/22 – 4/30/23)	Annualized Expense Ratio
Actual
Advisers Class	$1,000.00	$1,066.40	$13.99	2.73%
Class A	$1,000.00	$1,066.40	$14.04	2.74%
Class C	$1,000.00	$1,063.90	$16.53	3.23%
Class I	$1,000.00	$1,067.70	$12.71	2.48%
Class R6	$1,000.00	$1,069.20	$12.67	2.47%

Hypothetical
(5% return per year before expenses)
Advisers Class	$1,000.00	$1,011.26	$13.61	2.73%
Class A	$1,000.00	$1,011.21	$13.66	2.74%
Class C	$1,000.00	$1,008.78	$16.09	3.23%
Class I	$1,000.00	$1,012.50	$12.37	2.48%
Class R6	$1,000.00	$1,012.55	$12.33	2.47%
*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2022. The Example reflects the expenses of both the Fund and the Portfolio.
5

Eaton Vance
Floating-Rate Advantage Fund
April 30, 2023
Statement of Assets and Liabilities (Unaudited)

April 30, 2023
Assets
Investment in Senior Debt Portfolio, at value (identified cost $6,530,261,429)	$ 5,868,542,325
Receivable for Fund shares sold	24,439,887
Total assets	$ 5,892,982,212
Liabilities
Payable for Fund shares redeemed	$ 43,935,137
Distributions payable	7,736,077
Payable to affiliates:
Administration fee	486,735
Distribution and service fees	455,601
Trustees' fees	42
Accrued expenses	1,067,288
Total liabilities	$ 53,680,880
Net Assets	$ 5,839,301,332
Sources of Net Assets
Paid-in capital	$ 7,159,595,948
Accumulated loss	(1,320,294,616)
Net Assets	$ 5,839,301,332
Advisers Class Shares
Net Assets	$ 70,454,381
Shares Outstanding	7,163,056
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 9.84
Class A Shares
Net Assets	$ 1,169,539,137
Shares Outstanding	118,880,196
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 9.84
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$ 10.17
Class C Shares
Net Assets	$ 319,079,575
Shares Outstanding	32,490,927
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 9.82
Class I Shares
Net Assets	$ 4,239,586,018
Shares Outstanding	430,982,820
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 9.84
6
See Notes to Financial Statements.

Eaton Vance
Floating-Rate Advantage Fund
April 30, 2023
Statement of Assets and Liabilities (Unaudited)  — continued

April 30, 2023
Class R6 Shares
Net Assets	$40,642,221
Shares Outstanding	4,132,196
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 9.84
On sales of $100,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
7
See Notes to Financial Statements.

Eaton Vance
Floating-Rate Advantage Fund
April 30, 2023
Statement of Operations (Unaudited)

Six Months Ended
April 30, 2023
Investment Income
Dividend income allocated from Portfolio	$ 5,642,603
Interest and other income allocated from Portfolio	341,015,048
Expenses, excluding interest expense, allocated from Portfolio	(17,947,097)
Interest expense allocated from Portfolio	(54,562,629)
Total investment income from Portfolio	$ 274,147,925
Expenses
Administration fee	$ 3,153,593
Distribution and service fees:
Advisers Class	93,109
Class A	1,510,511
Class C	1,255,917
Trustees’ fees and expenses	250
Custodian fee	30,720
Transfer and dividend disbursing agent fees	2,021,134
Legal and accounting services	89,680
Printing and postage	182,389
Registration fees	112,140
Miscellaneous	24,438
Total expenses	$ 8,473,881
Net investment income	$ 265,674,044
Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss):
Investment transactions	$ (79,997,289)
Foreign currency transactions	3,401,422
Forward foreign currency exchange contracts	(70,165,730)
Net realized loss	$(146,761,597)
Change in unrealized appreciation (depreciation):
Investments	$ 315,433,175
Foreign currency	100,316
Forward foreign currency exchange contracts	(18,120,718)
Net change in unrealized appreciation (depreciation)	$ 297,412,773
Net realized and unrealized gain	$ 150,651,176
Net increase in net assets from operations	$ 416,325,220
8
See Notes to Financial Statements.

Eaton Vance
Floating-Rate Advantage Fund
April 30, 2023
Statements of Changes in Net Assets

	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 265,674,044	$ 410,387,965
Net realized gain (loss)	(146,761,597)	58,565,060
Net change in unrealized appreciation (depreciation)	297,412,773	(889,862,264)
Net increase (decrease) in net assets from operations	$ 416,325,220	$ (420,909,239)
Distributions to shareholders:
Advisers Class	$ (3,140,147)	$ (4,262,210)
Class A	(51,043,706)	(64,863,824)
Class C	(13,299,829)	(17,090,864)
Class I	(203,088,635)	(317,923,672)
Class R6	(737,433)	(3,300,693)
Total distributions to shareholders	$ (271,309,750)	$ (407,441,263)
Transactions in shares of beneficial interest:
Advisers Class	$ (14,188,128)	$ 2,955,057
Class A	(117,066,514)	11,843,171
Class C	(40,791,266)	(44,912,321)
Class I	(1,083,790,946)	(37,587,568)
Class R6	16,016,662	(107,120,998)
Net decrease in net assets from Fund share transactions	$(1,239,820,192)	$ (174,822,659)
Net decrease in net assets	$(1,094,804,722)	$(1,003,173,161)
Net Assets
At beginning of period	$ 6,934,106,054	$ 7,937,279,215
At end of period	$ 5,839,301,332	$ 6,934,106,054
9
See Notes to Financial Statements.

Eaton Vance
Floating-Rate Advantage Fund
April 30, 2023
Financial Highlights

	Advisers Class
	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31,
		2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 9.620	$10.580	$ 10.070	$ 10.550	$ 10.940	$ 10.910
Income (Loss) From Operations
Net investment income(1)	$ 0.401	$ 0.487	$ 0.398	$ 0.457	$ 0.558	$ 0.493
Net realized and unrealized gain (loss)	0.229	(0.966)	0.528	(0.473)	(0.390)	0.029
Total income (loss) from operations	$ 0.630	$ (0.479)	$ 0.926	$ (0.016)	$ 0.168	$ 0.522
Less Distributions
From net investment income	$ (0.410)	$ (0.481)	$ (0.416)	$ (0.464)	$ (0.558)	$ (0.492)
Total distributions	$ (0.410)	$ (0.481)	$ (0.416)	$ (0.464)	$ (0.558)	$ (0.492)
Net asset value — End of period	$ 9.840	$ 9.620	$10.580	$10.070	$ 10.550	$ 10.940
Total Return(2)	6.64% (3)	(4.62)%	9.30%	(0.05)%	1.59%	4.88%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$70,454	$82,925	$ 88,509	$ 64,551	$139,516	$221,484
Ratios (as a percentage of average daily net assets):(4)
Expenses excluding interest and fees	1.00% (5)	0.94%	0.95%	1.00%	0.99%	0.96%
Interest and fee expense	1.73% (5)	0.49%	0.33%	0.63%	0.87%	0.44%
Total expenses	2.73% (5)(6)	1.43% (6)	1.28%	1.63%	1.86%	1.40%
Net investment income	8.26% (5)	4.79%	3.79%	4.50%	5.21%	4.51%
Portfolio Turnover of the Portfolio	6% (3)	27%	28%	30%	17%	29%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2023 and the year ended October 31, 2022).
10
See Notes to Financial Statements.

Eaton Vance
Floating-Rate Advantage Fund
April 30, 2023
Financial Highlights   — continued

	Class A
	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31,
		2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 9.620	$ 10.580	$ 10.070	$ 10.550	$ 10.950	$ 10.910
Income (Loss) From Operations
Net investment income(1)	$ 0.403	$ 0.485	$ 0.399	$ 0.447	$ 0.559	$ 0.493
Net realized and unrealized gain (loss)	0.227	(0.964)	0.527	(0.463)	(0.401)	0.039
Total income (loss) from operations	$ 0.630	$ (0.479)	$ 0.926	$ (0.016)	$ 0.158	$ 0.532
Less Distributions
From net investment income	$ (0.410)	$ (0.481)	$ (0.416)	$ (0.464)	$ (0.558)	$ (0.492)
Total distributions	$ (0.410)	$ (0.481)	$ (0.416)	$ (0.464)	$ (0.558)	$ (0.492)
Net asset value — End of period	$ 9.840	$ 9.620	$ 10.580	$ 10.070	$ 10.550	$ 10.950
Total Return(2)	6.64% (3)	(4.62)%	9.30%	(0.05)%	1.50%	4.97%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,169,539	$1,259,540	$1,378,928	$1,175,942	$1,426,205	$1,856,836
Ratios (as a percentage of average daily net assets):(4)
Expenses excluding interest and fees	1.00% (5)	0.94%	0.95%	0.99%	0.99%	0.96%
Interest and fee expense	1.74% (5)	0.49%	0.33%	0.60%	0.88%	0.44%
Total expenses	2.74% (5)(6)	1.43% (6)	1.28%	1.59%	1.87%	1.40%
Net investment income	8.29% (5)	4.77%	3.80%	4.44%	5.21%	4.50%
Portfolio Turnover of the Portfolio	6% (3)	27%	28%	30%	17%	29%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2023 and the year ended October 31, 2022).
11
See Notes to Financial Statements.

Eaton Vance
Floating-Rate Advantage Fund
April 30, 2023
Financial Highlights   — continued

	Class C
	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31,
		2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 9.610	$ 10.560	$ 10.050	$ 10.530	$ 10.920	$ 10.890
Income (Loss) From Operations
Net investment income(1)	$ 0.377	$ 0.430	$ 0.347	$ 0.397	$ 0.503	$ 0.436
Net realized and unrealized gain (loss)	0.218	(0.950)	0.526	(0.464)	(0.390)	0.030
Total income (loss) from operations	$ 0.595	$ (0.520)	$ 0.873	$ (0.067)	$ 0.113	$ 0.466
Less Distributions
From net investment income	$ (0.385)	$ (0.430)	$ (0.363)	$ (0.413)	$ (0.503)	$ (0.436)
Total distributions	$ (0.385)	$ (0.430)	$ (0.363)	$ (0.413)	$ (0.503)	$ (0.436)
Net asset value — End of period	$ 9.820	$ 9.610	$ 10.560	$ 10.050	$ 10.530	$ 10.920
Total Return(2)	6.39% (3)	(5.11)%	8.77%	(0.56)%	1.08%	4.36%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$319,080	$352,239	$435,786	$508,535	$754,873	$1,192,124
Ratios (as a percentage of average daily net assets):(4)
Expenses excluding interest and fees	1.50% (5)	1.44%	1.46%	1.50%	1.49%	1.46%
Interest and fee expense	1.73% (5)	0.48%	0.33%	0.60%	0.87%	0.44%
Total expenses	3.23% (5)(6)	1.92% (6)	1.79%	2.10%	2.36%	1.90%
Net investment income	7.78% (5)	4.23%	3.31%	3.95%	4.71%	4.00%
Portfolio Turnover of the Portfolio	6% (3)	27%	28%	30%	17%	29%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2023 and the year ended October 31, 2022).
12
See Notes to Financial Statements.

Eaton Vance
Floating-Rate Advantage Fund
April 30, 2023
Financial Highlights   — continued

	Class I
	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31,
		2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 9.620	$ 10.580	$ 10.070	$ 10.550	$ 10.940	$ 10.910
Income (Loss) From Operations
Net investment income(1)	$ 0.414	$ 0.507	$ 0.423	$ 0.474	$ 0.586	$ 0.521
Net realized and unrealized gain (loss)	0.229	(0.961)	0.529	(0.465)	(0.392)	0.028
Total income (loss) from operations	$ 0.643	$ (0.454)	$ 0.952	$ 0.009	$ 0.194	$ 0.549
Less Distributions
From net investment income	$ (0.423)	$ (0.506)	$ (0.442)	$ (0.489)	$ (0.584)	$ (0.519)
Total distributions	$ (0.423)	$ (0.506)	$ (0.442)	$ (0.489)	$ (0.584)	$ (0.519)
Net asset value — End of period	$ 9.840	$ 9.620	$ 10.580	$ 10.070	$ 10.550	$ 10.940
Total Return(2)	6.77% (3)	(4.38)%	9.57%	0.20%	1.84%	5.14%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$4,239,586	$5,215,271	$5,898,403	$3,545,676	$4,898,901	$7,387,447
Ratios (as a percentage of average daily net assets):(4)
Expenses excluding interest and fees	0.75% (5)	0.69%	0.70%	0.75%	0.74%	0.71%
Interest and fee expense	1.73% (5)	0.47%	0.32%	0.60%	0.88%	0.44%
Total expenses	2.48% (5)(6)	1.16% (6)	1.02%	1.35%	1.62%	1.15%
Net investment income	8.53% (5)	4.99%	4.02%	4.70%	5.47%	4.76%
Portfolio Turnover of the Portfolio	6% (3)	27%	28%	30%	17%	29%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2023 and the year ended October 31, 2022).
13
See Notes to Financial Statements.

Eaton Vance
Floating-Rate Advantage Fund
April 30, 2023
Financial Highlights   — continued

	Class R6
	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31,			Period Ended October 31, 2019(1)
		2022	2021	2020
Net asset value — Beginning of period	$ 9.620	$10.580	$ 10.060	$ 10.550	$ 10.740
Income (Loss) From Operations
Net investment income(2)	$ 0.408	$ 0.480	$ 0.427	$ 0.460	$ 0.247
Net realized and unrealized gain (loss)	0.238	(0.931)	0.540	(0.455)	(0.190)
Total income (loss) from operations	$ 0.646	$ (0.451)	$ 0.967	$ 0.005	$ 0.057
Less Distributions
From net investment income	$ (0.426)	$ (0.509)	$ (0.447)	$ (0.495)	$ (0.247)
Total distributions	$ (0.426)	$ (0.509)	$ (0.447)	$ (0.495)	$ (0.247)
Net asset value — End of period	$ 9.840	$ 9.620	$ 10.580	$10.060	$10.550
Total Return(3)	6.92% (4)	(4.36)%	9.63%	0.16%	0.53% (4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$40,642	$24,131	$135,653	$ 33,814	$ 10
Ratios (as a percentage of average daily net assets):(5)
Expenses excluding interest and fees	0.68% (6)	0.63%	0.65%	0.68%	0.62% (6)
Interest and fee expense	1.79% (6)	0.38%	0.30%	0.55%	0.94% (6)
Total expenses	2.47% (6)(7)	1.01% (7)	0.95%	1.23%	1.56% (6)
Net investment income	8.40% (6)	4.66%	4.06%	4.63%	5.48% (6)
Portfolio Turnover of the Portfolio	6% (4)	27%	28%	30%	17% (4)(8)
(1)	For the period from the commencement of operations, May 31, 2019, to October 31, 2019.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2023 and the year ended October 31, 2022).
(8)	For the year ended October 31, 2019.
14
See Notes to Financial Statements.

Eaton Vance
Floating-Rate Advantage Fund
April 30, 2023
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Floating-Rate Advantage Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers five classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Advisers Class, Class I and Class R6 shares are generally sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer and dividend disbursing agent fees on the Statement of Operations, are not allocated to Class R6 shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Senior Debt Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (95.4% at April 30, 2023). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.
B  Income—The Fund's net investment income or loss consists of the Fund's pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.
C  Federal Taxes—The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
As of April 30, 2023, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
D  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
E  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
F  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
G  Other—Investment transactions are accounted for on a trade date basis.
H  Interim Financial Statements—The interim financial statements relating to April 30, 2023 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
15

Eaton Vance
Floating-Rate Advantage Fund
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

2  Distributions to Shareholders and Income Tax Information
The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains are made at least annually. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
At October 31, 2022, the Fund, for federal income tax purposes, had deferred capital losses of $683,898,422 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at October 31, 2022, $590,901,022 are long-term and $92,997,400 are short-term.
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment adviser fee is computed at an annual rate as a percentage of the Fund’s average daily gross assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser and receive an advisory fee as follows and is payable monthly:
Average Daily Gross Assets	Annual Fee Rate
Up to and including $1 billion	0.5000%
In excess of $1 billion up to and including $2 billion	0.4500%
In excess of $2 billion up to and including $7 billion	0.4000%
In excess of $7 billion up to and including $10 billion	0.3875%
In excess of $10 billion up to and including $15 billion	0.3750%
In excess of $15 billion	0.3625%
Gross assets are calculated by deducting all liabilities of the Fund except the principal amount of any indebtedness for money borrowed. For the six months ended April 30, 2023, the Fund incurred no investment adviser fee on such assets. To the extent that the Fund’s assets are invested in the Portfolio, the Fund is allocated its share of the Portfolio’s investment adviser fee. The Portfolio has engaged Boston Management and Research (BMR) to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report.
The administration fee is earned by EVM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.10% of the Fund’s average daily net assets. For the six months ended April 30, 2023, the administration fee amounted to $3,153,593. EVM provides subtransfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2023, EVM earned $136,153 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $19,398 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2023. The Fund was informed that Morgan Stanley affiliated broker-dealers, which may be deemed to be affiliates of EVM, BMR and EVD, also received a portion of the sales charge on sales of Class A shares for the six months ended April 30, 2023 in the amount of $1,656. EVD also received distribution and service fees from Advisers Class, Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).
Trustees and officers of the Fund who are members of EVM’s or BMR's organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.
4  Distribution Plans
The Fund has in effect a distribution plan for Advisers Class shares and Class A shares (Advisers/Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Advisers/Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Advisers Class and Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2023 amounted to $93,109 for Advisers Class shares and $1,510,511 for Class A shares.
16

Eaton Vance
Floating-Rate Advantage Fund
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.60% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2023, the Fund paid or accrued to EVD $1,004,733 for Class C shares.
Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.15% per annum of its average daily net assets attributable to Class C shares. Although there is no present intention to do so, Class C shares could pay service fees of up to 0.25% annually upon Trustee approval. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2023 amounted to $251,184 for Class C shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 0.75% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended April 30, 2023, the Fund was informed that EVD received approximately $25,000 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A shareholders.
6  Investment Transactions
For the six months ended April 30, 2023, increases and decreases in the Fund's investment in the Portfolio aggregated $49,511,692 and $1,576,164,828, respectively.
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions for all periods presented, were as follows:
	Six Months Ended April 30, 2023 (Unaudited)		Year Ended October 31, 2022
	Shares	Amount	Shares	Amount
Advisers Class
Sales	470,688	$ 4,615,854	3,137,426	$ 32,082,416
Issued to shareholders electing to receive payments of distributions in Fund shares	317,531	3,112,393	421,564	4,228,403
Redemptions	(2,244,267)	(21,916,375)	(3,306,979)	(33,355,762)
Net increase (decrease)	(1,456,048)	$ (14,188,128)	252,011	$ 2,955,057
Class A
Sales	6,531,733	$ 64,022,660	31,521,602	$ 325,499,146
Issued to shareholders electing to receive payments of distributions in Fund shares	4,363,350	42,796,002	5,414,555	54,348,789
Redemptions	(22,897,670)	(223,885,176)	(36,378,082)	(368,004,764)
Net increase (decrease)	(12,002,587)	$ (117,066,514)	558,075	$ 11,843,171
17

Eaton Vance
Floating-Rate Advantage Fund
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

	Six Months Ended April 30, 2023 (Unaudited)		Year Ended October 31, 2022
	Shares	Amount	Shares	Amount
Class C
Sales	1,291,238	$ 12,622,008	7,124,983	$ 73,641,186
Issued to shareholders electing to receive payments of distributions in Fund shares	1,222,614	11,968,726	1,521,498	15,247,782
Redemptions	(6,689,738)	(65,382,000)	(13,237,792)	(133,801,289)
Net decrease	(4,175,886)	$ (40,791,266)	(4,591,311)	$ (44,912,321)
Class I
Sales	66,997,032	$ 656,470,961	378,384,610	$ 3,911,906,179
Issued to shareholders electing to receive payments of distributions in Fund shares	16,823,825	164,919,634	25,769,703	258,944,572
Redemptions	(194,822,981)	(1,905,181,541)	(419,698,107)	(4,208,438,319)
Net decrease	(111,002,124)	$(1,083,790,946)	(15,543,794)	$ (37,587,568)
Class R6
Sales	3,342,417	$ 32,750,372	10,838,711	$ 111,166,323
Issued to shareholders electing to receive payments of distributions in Fund shares	54,401	532,751	213,520	2,159,950
Redemptions	(1,774,267)	(17,266,461)	(21,370,023)	(220,447,271)
Net increase (decrease)	1,622,551	$ 16,016,662	(10,317,792)	$ (107,120,998)
18

Senior Debt Portfolio
April 30, 2023
Portfolio of Investments (Unaudited)

Asset-Backed Securities — 4.8%
Security	Principal Amount (000's omitted)	Value
Alinea CLO, Ltd.:
Series 2018-1A, Class D, 8.35%, (3 mo. USD LIBOR + 3.10%), 7/20/31(1)(2)	$2,500	$ 2,330,332
Series 2018-1A, Class E, 11.25%, (3 mo. USD LIBOR + 6.00%), 7/20/31(1)(2)	3,000	2,551,575
AMMC CLO 15, Ltd., Series 2014-15A, Class ERR, 12.17%, (3 mo. USD LIBOR + 6.91%), 1/15/32(1)(2)	5,000	4,256,030
AMMC CLO XII, Ltd., Series 2013-12A, Class ER, 11.039%, (3 mo. USD LIBOR + 6.18%), 11/10/30(1)(2)	3,525	2,809,581
Apidos CLO XX, Series 2015-20A, Class DR, 10.96%, (3 mo. USD LIBOR + 5.70%), 7/16/31(1)(2)	2,375	2,115,543
Ares LVlll CLO, Ltd., Series 2020-58A, Class ER, 11.686%, (3 mo. SOFR + 6.70%), 1/15/35(1)(2)	3,000	2,641,647
Ares XLIX CLO, Ltd.:
Series 2018-49A, Class D, 8.273%, (3 mo. USD LIBOR + 3.00%), 7/22/30(1)(2)	2,500	2,323,337
Series 2018-49A, Class E, 10.973%, (3 mo. USD LIBOR + 5.70%), 7/22/30(1)(2)	3,500	3,020,779
Ares XXXIIR CLO, Ltd.:
Series 2014-32RA, Class C, 7.764%, (3 mo. USD LIBOR + 2.90%), 5/15/30(1)(2)	5,000	4,571,150
Series 2014-32RA, Class D, 10.714%, (3 mo. USD LIBOR + 5.85%), 5/15/30(1)(2)	1,000	823,860
Ares XXXVR CLO, Ltd., Series 2015-35RA, Class E, 10.96%, (3 mo. USD LIBOR + 5.70%), 7/15/30(1)(2)	4,000	3,312,497
Babson CLO, Ltd.:
Series 2015-1A, Class DR, 7.85%, (3 mo. USD LIBOR + 2.60%), 1/20/31(1)(2)	2,500	2,226,098
Series 2018-1A, Class C, 7.86%, (3 mo. USD LIBOR + 2.60%), 4/15/31(1)(2)	3,500	3,111,440
Bain Capital Credit CLO, Ltd., Series 2018-1A, Class D, 7.973%, (3 mo. USD LIBOR + 2.70%), 4/23/31(1)(2)	5,000	4,449,929
Battalion CLO XXII, Ltd., Series 2021-22A, Class E, 12.20%, (3 mo. USD LIBOR + 6.95%), 1/20/35(1)(2)	1,750	1,436,244
Battalion CLO XXIII, Ltd., Series 2022-23A, Class D, 8.936%, (3 mo. SOFR + 3.95%), 5/19/36(1)(2)	3,500	3,225,292
Benefit Street Partners CLO V-B, Ltd.:
Series 2018-5BA, Class C, 8.18%, (3 mo. USD LIBOR + 2.93%), 4/20/31(1)(2)	5,000	4,523,037
Series 2018-5BA, Class D, 11.20%, (3 mo. USD LIBOR + 5.95%), 4/20/31(1)(2)	3,500	3,092,484
Benefit Street Partners CLO VIII, Ltd., Series 2015-8A, Class DR, 10.85%, (3 mo. USD LIBOR + 5.60%), 1/20/31(1)(2)	5,401	4,318,003
Security	Principal Amount (000's omitted)	Value
Benefit Street Partners CLO XIV, Ltd., Series 2018-14A, Class D, 7.85%, (3 mo. USD LIBOR + 2.60%), 4/20/31(1)(2)	$1,500	$ 1,345,261
Benefit Street Partners CLO XVI, Ltd., Series 2018-16A, Class E, 11.96%, (3 mo. USD LIBOR + 6.70%), 1/17/32(1)(2)	2,250	2,056,182
Benefit Street Partners CLO XVII, Ltd., Series 2019-17A, Class ER, 11.61%, (3 mo. USD LIBOR + 6.35%), 7/15/32(1)(2)	1,750	1,607,811
Benefit Street Partners CLO XXII, Ltd., Series 2020-22A, Class ER, 11.979%, (3 mo. SOFR + 6.93%), 4/20/35(1)(2)	1,000	938,099
Benefit Street Partners CLO XXV, Ltd., Series 2021-25A, Class E, 12.11%, (3 mo. USD LIBOR + 6.85%), 1/15/35(1)(2)	3,000	2,839,470
Betony CLO 2, Ltd.:
Series 2018-1A, Class C, 8.199%, (3 mo. USD LIBOR + 2.90%), 4/30/31(1)(2)	2,500	2,340,442
Series 2018-1A, Class D, 10.949%, (3 mo. USD LIBOR + 5.65%), 4/30/31(1)(2)	4,550	3,915,365
BlueMountain CLO XXIV, Ltd., Series 2019-24A, Class ER, 12.09%, (3 mo. USD LIBOR + 6.84%), 4/20/34(1)(2)	1,250	1,121,783
BlueMountain CLO XXVI, Ltd., Series 2019-26A, Class ER, 12.38%, (3 mo. USD LIBOR + 7.13%), 10/20/34(1)(2)	3,000	2,830,428
BlueMountain CLO XXX, Ltd., Series 2020-30A, Class ER, 11.686%, (3 mo. SOFR + 6.70%), 4/15/35(1)(2)	2,000	1,736,656
BlueMountain CLO XXXIII, Ltd., Series 2021-33A, Class E, 11.745%, (3 mo. USD LIBOR + 6.83%), 11/20/34(1)(2)	2,500	2,330,272
BlueMountain CLO XXXV, Ltd., Series 2022-35A, Class E, 12.821%, (3 mo. SOFR + 7.75%), 7/22/35(1)(2)	2,000	1,920,356
BlueMountain CLO, Ltd.:
Series 2015-3A, Class CR, 7.85%, (3 mo. USD LIBOR + 2.60%), 4/20/31(1)(2)	5,000	4,415,342
Series 2015-3A, Class DR, 10.65%, (3 mo. USD LIBOR + 5.40%), 4/20/31(1)(2)	3,000	2,409,553
Series 2016-3A, Class DR, 7.964%, (3 mo. USD LIBOR + 3.10%), 11/15/30(1)(2)	1,500	1,333,716
Series 2016-3A, Class ER, 10.814%, (3 mo. USD LIBOR + 5.95%), 11/15/30(1)(2)	1,500	1,211,859
Series 2018-1A, Class D, 8.349%, (3 mo. USD LIBOR + 3.05%), 7/30/30(1)(2)	2,500	2,112,523
Series 2018-1A, Class E, 11.249%, (3 mo. USD LIBOR + 5.95%), 7/30/30(1)(2)	2,000	1,547,639
Bryant Park Funding, Ltd., Series 2023-20A, Class D, (3 mo. SOFR + 6.09%), 7/15/36(1)(2)(3)	5,250	5,197,500
Canyon Capital CLO, Ltd.:
Series 2012-1RA, Class E, 10.96%, (3 mo. USD LIBOR + 5.70%), 7/15/30(1)(2)	4,875	4,014,976

19
See Notes to Financial Statements.

Senior Debt Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Canyon Capital CLO, Ltd.: (continued)
Series 2016-1A, Class DR, 8.06%, (3 mo. USD LIBOR + 2.80%), 7/15/31(1)(2)	$3,000	$ 2,730,122
Series 2016-1A, Class ER, 11.01%, (3 mo. USD LIBOR + 5.75%), 7/15/31(1)(2)	4,000	3,217,550
Series 2016-2A, Class ER, 11.26%, (3 mo. USD LIBOR + 6.00%), 10/15/31(1)(2)	4,500	3,637,586
Series 2018-1A, Class D, 8.16%, (3 mo. USD LIBOR + 2.90%), 7/15/31(1)(2)	3,000	2,699,309
Series 2018-1A, Class E, 11.01%, (3 mo. USD LIBOR + 5.75%), 7/15/31(1)(2)	2,750	2,212,837
Series 2019-2A, Class ER, 12.01%, (3 mo. USD LIBOR + 6.75%), 10/15/34(1)(2)	1,500	1,377,101
Carlyle CLO C17, Ltd.:
Series C17A, Class CR, 8.099%, (3 mo. USD LIBOR + 2.80%), 4/30/31(1)(2)	5,000	4,649,897
Series C17A, Class DR, 11.299%, (3 mo. USD LIBOR + 6.00%), 4/30/31(1)(2)	3,500	2,963,709
Carlyle Global Market Strategies CLO, Ltd.:
Series 2012-3A, Class CR2, 8.751%, (3 mo. USD LIBOR + 3.50%), 1/14/32(1)(2)	2,500	2,243,209
Series 2012-3A, Class DR2, 11.751%, (3 mo. USD LIBOR + 6.50%), 1/14/32(1)(2)	1,500	1,225,802
Series 2014-3RA, Class C, 8.242%, (3 mo. USD LIBOR + 2.95%), 7/27/31(1)(2)	1,000	891,016
Series 2014-3RA, Class D, 10.692%, (3 mo. USD LIBOR + 5.40%), 7/27/31(1)(2)	2,150	1,737,165
Series 2014-4RA, Class C, 8.16%, (3 mo. USD LIBOR + 2.90%), 7/15/30(1)(2)	2,750	2,438,611
Series 2014-4RA, Class D, 10.91%, (3 mo. USD LIBOR + 5.65%), 7/15/30(1)(2)	3,500	2,836,630
Carlyle US CLO, Ltd., Series 2019-4A, Class DR, 11.586%, (3 mo. SOFR + 6.60%), 4/15/35(1)(2)	3,000	2,640,198
CarVal CLO IV, Ltd., Series 2021-1A, Class E, 11.85%, (3 mo. USD LIBOR + 6.60%), 7/20/34(1)(2)	1,000	931,771
CIFC Funding, Ltd., Series 2022-4A, Class D, 8.536%, (3 mo. SOFR + 3.55%), 7/16/35(1)(2)	1,750	1,640,702
Dryden CLO, Ltd.:
Series 2018-55A, Class D, 8.11%, (3 mo. USD LIBOR + 2.85%), 4/15/31(1)(2)	1,500	1,324,530
Series 2018-55A, Class E, 10.66%, (3 mo. USD LIBOR + 5.40%), 4/15/31(1)(2)	2,000	1,744,206
Series 2022-112A, Class E, 12.541%, (3 mo. SOFR + 7.78%), 8/15/34(1)(2)	2,000	1,940,168
Dryden Senior Loan Fund:
Series 2015-41A, Class DR, 7.86%, (3 mo. USD LIBOR + 2.60%), 4/15/31(1)(2)	7,000	6,407,908
Series 2015-41A, Class ER, 10.56%, (3 mo. USD LIBOR + 5.30%), 4/15/31(1)(2)	1,268	1,027,839
Series 2016-42A, Class DR, 8.19%, (3 mo. USD LIBOR + 2.93%), 7/15/30(1)(2)	2,500	2,308,428
Series 2016-42A, Class ER, 10.81%, (3 mo. USD LIBOR + 5.55%), 7/15/30(1)(2)	3,500	2,859,753
Security	Principal Amount (000's omitted)	Value
Elmwood CLO 14, Ltd., Series 2022-1A, Class E, 11.399%, (3 mo. SOFR + 6.35%), 4/20/35(1)(2)	$1,950	$ 1,817,264
Elmwood CLO 17, Ltd., Series 2022-4A, Class E, 12.136%, (3 mo. SOFR + 7.15%), 7/17/35(1)(2)	2,000	1,911,092
Galaxy 31 CLO, Ltd., Series 2023-31A, Class D, 10.031%, (3 mo. SOFR + 5.25%), 4/15/36(1)(2)	1,750	1,738,265
Galaxy XV CLO, Ltd., Series 2013-15A, Class ER, 11.905%, (3 mo. USD LIBOR + 6.65%), 10/15/30(1)(2)	4,500	3,809,582
Galaxy XXV CLO, Ltd.:
Series 2015-19A, Class D1R, 11.803%, (3 mo. USD LIBOR + 6.53%), 7/24/30(1)(2)	2,000	1,666,848
Series 2018-25A, Class D, 8.355%, (3 mo. USD LIBOR + 3.10%), 10/25/31(1)(2)	2,500	2,291,357
Series 2018-25A, Class E, 11.205%, (3 mo. USD LIBOR + 5.95%), 10/25/31(1)(2)	3,500	3,108,372
Golub Capital Partners CLO 37B, Ltd.:
Series 2018-37A, Class D, 8.55%, (3 mo. USD LIBOR + 3.30%), 7/20/30(1)(2)	4,000	3,642,015
Series 2018-37A, Class E, 11.00%, (3 mo. USD LIBOR + 5.75%), 7/20/30(1)(2)	4,750	4,530,396
Golub Capital Partners CLO 53B, Ltd., Series 2021-53A, Class E, 11.95%, (3 mo. USD LIBOR + 6.70%), 7/20/34(1)(2)	1,250	1,132,895
Golub Capital Partners CLO 58B, Ltd., Series 2021-58A, Class E, 12.065%, (3 mo. USD LIBOR + 6.81%), 1/25/35(1)(2)	2,500	2,240,998
Golub Capital Partners CLO, Ltd., Series 2020-48A, Class D, 9.06%, (3 mo. USD LIBOR + 3.80%), 4/17/33(1)(2)	2,000	1,821,942
Halseypoint CLO 5, Ltd., Series 2021-5A, Class E, 12.239%, (3 mo. USD LIBOR + 6.94%), 1/30/35(1)(2)	2,000	1,858,328
Harriman Park CLO, Ltd., Series 2020-1A, Class ER, 11.65%, (3 mo. USD LIBOR + 6.40%), 4/20/34(1)(2)	1,000	927,338
ICG US CLO, Ltd.:
Series 2018-2A, Class D, 8.373%, (3 mo. USD LIBOR + 3.10%), 7/22/31(1)(2)	2,000	1,759,504
Series 2018-2A, Class E, 11.023%, (3 mo. USD LIBOR + 5.75%), 7/22/31(1)(2)	3,000	2,192,656
Madison Park Funding LIX, Ltd., Series 2021-59A, Class E, 11.862%, (3 mo. USD LIBOR + 6.60%), 1/18/34(1)(2)	1,550	1,452,893
Madison Park Funding XXXVI, Ltd., Series 2019-36A, Class ER, 12.036%, (3 mo. SOFR + 7.05%), 4/15/35(1)(2)	2,500	2,361,730
Marble Point CLO XXIV, Ltd., Series 2022-1A, Class D1, 9.289%, (3 mo. SOFR + 4.24%), 4/20/35(1)(2)	2,000	1,867,082
Neuberger Berman CLO XVIII, Ltd., Series 2014-18A, Class DR2, 11.181%, (3 mo. USD LIBOR + 5.92%), 10/21/30(1)(2)	2,000	1,807,445

20
See Notes to Financial Statements.

Senior Debt Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Neuberger Berman CLO XXII, Ltd.:
Series 2016-22A, Class DR, 8.36%, (3 mo. USD LIBOR + 3.10%), 10/17/30(1)(2)	$2,500	$ 2,340,391
Series 2016-22A, Class ER, 11.32%, (3 mo. USD LIBOR + 6.06%), 10/17/30(1)(2)	3,000	2,654,338
Neuberger Berman Loan Advisers CLO 28, Ltd., Series 2018-28A, Class E, 10.85%, (3 mo. USD LIBOR + 5.60%), 4/20/30(1)(2)	1,950	1,734,006
Neuberger Berman Loan Advisers CLO 48, Ltd., Series 2022-48A, Class E, 11.568%, (3 mo. SOFR + 6.50%), 4/25/36(1)(2)	2,600	2,386,322
OCP CLO, Ltd.:
Series 2022-24A, Class D, 8.849%, (3 mo. SOFR + 3.80%), 7/20/35(1)(2)	500	464,128
Series 2022-24A, Class E, 12.469%, (3 mo. SOFR + 7.42%), 7/20/35(1)(2)	1,000	913,315
Palmer Square CLO, Ltd.:
Series 2013-2A, Class DRR, 11.11%, (3 mo. USD LIBOR + 5.85%), 10/17/31(1)(2)	3,250	2,941,406
Series 2015-1A, Class DR4, 11.415%, (3 mo. USD LIBOR + 6.50%), 5/21/34(1)(2)	2,000	1,708,728
Series 2018-1A, Class C, 7.762%, (3 mo. USD LIBOR + 2.50%), 4/18/31(1)(2)	3,000	2,812,464
Series 2018-1A, Class D, 10.412%, (3 mo. USD LIBOR + 5.15%), 4/18/31(1)(2)	2,000	1,775,029
Series 2018-2A, Class D, 10.86%, (3 mo. USD LIBOR + 5.60%), 7/16/31(1)(2)	2,000	1,804,678
Series 2021-2A, Class E, 11.61%, (3 mo. USD LIBOR + 6.35%), 7/15/34(1)(2)	1,000	944,246
Series 2022-1A, Class E, 11.399%, (3 mo. SOFR + 6.35%), 4/20/35(1)(2)	5,500	5,066,583
Series 2022-3A, Class E, 13.029%, (3 mo. SOFR + 7.98%), 7/20/35(1)(2)	2,250	2,227,601
RAD CLO 5, Ltd., Series 2019-5A, Class E, 11.973%, (3 mo. USD LIBOR + 6.70%), 7/24/32(1)(2)	1,250	1,091,344
RAD CLO 11, Ltd., Series 2021-11A, Class E, 11.51%, (3 mo. USD LIBOR + 6.25%), 4/15/34(1)(2)	750	703,391
RAD CLO 14, Ltd., Series 2021-14A, Class E, 11.76%, (3 mo. USD LIBOR + 6.50%), 1/15/35(1)(2)	1,050	952,642
Regatta XIII Funding, Ltd.:
Series 2018-2A, Class C, 8.36%, (3 mo. USD LIBOR + 3.10%), 7/15/31(1)(2)	2,500	2,279,285
Series 2018-2A, Class D, 11.21%, (3 mo. USD LIBOR + 5.95%), 7/15/31(1)(2)	5,000	4,097,782
Regatta XIV Funding, Ltd.:
Series 2018-3A, Class D, 8.455%, (3 mo. USD LIBOR + 3.20%), 10/25/31(1)(2)	2,500	2,283,199
Series 2018-3A, Class E, 11.205%, (3 mo. USD LIBOR + 5.95%), 10/25/31(1)(2)	2,000	1,694,923
Security	Principal Amount (000's omitted)	Value
Regatta XV Funding, Ltd., Series 2018-4A, Class D, 11.755%, (3 mo. USD LIBOR + 6.50%), 10/25/31(1)(2)	$2,875	$ 2,466,581
Symphony CLO, Ltd., Series 2022-37A, Class D1, 9.676%, (3 mo. SOFR + 5.43%), 10/20/34(1)(2)	2,500	2,492,962
Upland CLO, Ltd.:
Series 2016-1A, Class CR, 8.15%, (3 mo. USD LIBOR + 2.90%), 4/20/31(1)(2)	4,500	4,168,909
Series 2016-1A, Class DR, 11.15%, (3 mo. USD LIBOR + 5.90%), 4/20/31(1)(2)	4,625	3,948,644
Vibrant CLO IX, Ltd.:
Series 2018-9A, Class C, 8.51%, (3 mo. SOFR + 3.46%), 7/20/31(1)(2)	2,500	2,158,458
Series 2018-9A, Class D, 11.56%, (3 mo. SOFR + 6.51%), 7/20/31(1)(2)	3,500	2,589,514
Vibrant CLO X, Ltd.:
Series 2018-10A, Class C, 8.56%, (3 mo. SOFR + 3.51%), 10/20/31(1)(2)	5,000	4,342,012
Series 2018-10A, Class D, 11.50%, (3 mo. SOFR + 6.45%), 10/20/31(1)(2)	5,000	3,888,903
Voya CLO, Ltd.:
Series 2014-1A, Class DR2, 11.244%, (3 mo. SOFR + 6.26%), 4/18/31(1)(2)	3,250	2,676,073
Series 2015-3A, Class CR, 8.46%, (3 mo. SOFR + 3.41%), 10/20/31(1)(2)	2,500	2,076,084
Series 2015-3A, Class DR, 11.51%, (3 mo. SOFR + 6.46%), 10/20/31(1)(2)	5,500	4,127,435
Series 2016-3A, Class CR, 8.512%, (3 mo. USD LIBOR + 3.25%), 10/18/31(1)(2)	2,000	1,711,971
Series 2016-3A, Class DR, 11.342%, (3 mo. USD LIBOR + 6.08%), 10/18/31(1)(2)	2,375	1,704,293
Webster Park CLO, Ltd.:
Series 2015-1A, Class CR, 8.15%, (3 mo. USD LIBOR + 2.90%), 7/20/30(1)(2)	2,000	1,843,301
Series 2015-1A, Class DR, 10.75%, (3 mo. USD LIBOR + 5.50%), 7/20/30(1)(2)	2,500	2,098,162
Wellfleet CLO, Ltd.:
Series 2021-3A, Class E, 12.36%, (3 mo. USD LIBOR + 7.10%), 1/15/35(1)(2)	1,050	896,221
Series 2022-1A, Class D, 9.126%, (3 mo. SOFR + 4.14%), 4/15/34(1)(2)	1,000	929,625
Series 2022-1A, Class E, 12.846%, (3 mo. SOFR + 7.86%), 4/15/34(1)(2)	2,300	2,057,375
Series 2022-2A, Class E, 13.542%, (3 mo. SOFR + 8.56%), 10/18/35(1)(2)	1,000	967,611
Total Asset-Backed Securities (identified cost $335,632,910)		$ 296,008,075

21
See Notes to Financial Statements.

Senior Debt Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Common Stocks — 0.3%
Security	Shares	Value
Aerospace and Defense — 0.0%(4)
IAP Global Services, LLC(5)(6)(7)	168	$ 751,491
		$ 751,491
Containers and Glass Products — 0.1%
LG Newco Holdco, Inc., Class A(6)(7)	342,076	$ 3,078,684
		$ 3,078,684
Electronics/Electrical — 0.0%(4)
Skillsoft Corp.(6)(7)	1,010,393	$ 1,242,783
		$ 1,242,783
Health Care — 0.0%
Akorn Holding Company, LLC, Class A(5)(6)(7)	792,089	$ 0
		$ 0
Investment Companies — 0.0%(4)
Aegletes B.V.(6)(7)	138,671	$ 808,910
Jubilee Topco, Ltd., Class A(5)(6)	2,563,805	0
		$ 808,910
Nonferrous Metals/Minerals — 0.0%(4)
ACNR Holdings, Inc., Class A(6)(7)	30,298	$ 2,794,991
		$ 2,794,991
Oil and Gas — 0.0%(4)
AFG Holdings, Inc.(5)(6)(7)	281,241	$ 840,911
McDermott International, Ltd.(6)(7)	1,382,889	592,844
QuarterNorth Energy, Inc.(7)	6,269	874,917
		$ 2,308,672
Radio and Television — 0.0%(4)
Clear Channel Outdoor Holdings, Inc.(6)(7)	482,097	$ 612,263
Cumulus Media, Inc., Class A(6)(7)	371,654	1,306,364
iHeartMedia, Inc., Class A(6)(7)	205,018	711,412
		$ 2,630,039
Retailers (Except Food and Drug) — 0.0%(4)
David’s Bridal, LLC(5)(6)(7)	195,511	$ 0
Phillips Pet Holding Corp.(5)(6)(7)	2,960	224,250
		$ 224,250
Security	Shares	Value
Telecommunications — 0.1%
GEE Acquisition Holdings Corp.(5)(6)(7)	390,679	$ 3,770,052
		$ 3,770,052
Utilities — 0.1%
Longview Intermediate Holdings, LLC, Class A(7)	359,046	$ 2,897,502
		$ 2,897,502
Total Common Stocks (identified cost $67,259,095)		$ 20,507,374

Corporate Bonds — 9.7%
Security	Principal Amount* (000's omitted)	Value
Aerospace and Defense — 0.1%
TransDigm, Inc.:
6.25%, 3/15/26(1)	1,500	$ 1,509,438
6.75%, 8/15/28(1)	3,825	3,889,226
		$ 5,398,664
Air Transport — 0.7%
American Airlines, Inc./AAdvantage Loyalty IP, Ltd.:
5.50%, 4/20/26(1)	19,300	$ 18,974,676
5.75%, 4/20/29(1)	14,475	13,774,050
United Airlines, Inc.:
4.375%, 4/15/26(1)	5,050	4,828,932
4.625%, 4/15/29(1)	5,050	4,575,688
		$ 42,153,346
Automotive — 0.1%
Adient Global Holdings, Ltd., 7.00%, 4/15/28(1)	2,650	$ 2,720,493
Clarios Global, L.P., 6.75%, 5/15/25(1)	2,183	2,189,141
Clarios Global, L.P./Clarios US Finance Co., 6.25%, 5/15/26(1)	4,478	4,462,316
		$ 9,371,950
Building and Development — 0.1%
Cushman & Wakefield U.S. Borrower, LLC, 6.75%, 5/15/28(1)	3,625	$ 3,387,617
Winnebago Industries, Inc., 6.25%, 7/15/28(1)	1,100	1,065,410
		$ 4,453,027

22
See Notes to Financial Statements.

Senior Debt Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Business Equipment and Services — 1.2%
Allied Universal Holdco, LLC/Allied Universal Finance Corp., 6.625%, 7/15/26(1)		2,475	$ 2,389,109
Allied Universal Holdco, LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.a.r.l.:
4.625%, 6/1/28(1)		20,725	18,062,149
4.625%, 6/1/28(1)		27,575	23,983,629
Prime Security Services Borrower, LLC/Prime Finance, Inc.:
5.25%, 4/15/24(1)		9,125	9,093,734
5.75%, 4/15/26(1)		17,950	17,837,696
			$ 71,366,317
Chemicals — 0.3%
Cheever Escrow Issuer, LLC, 7.125%, 10/1/27(1)		1,075	$ 1,025,956
INEOS Finance PLC, 3.375%, 3/31/26(1)	EUR	2,000	2,049,561
INEOS Quattro Finance 2 PLC, 3.375%, 1/15/26(1)		5,464	5,018,903
Olympus Water US Holding Corp., 4.25%, 10/1/28(1)		10,050	8,582,700
			$ 16,677,120
Commercial Services — 0.3%
Neptune Bidco U.S., Inc., 9.29%, 4/15/29(1)		15,600	$ 14,697,930
WASH Multifamily Acquisition, Inc., 5.75%, 4/15/26(1)		6,050	5,678,179
			$ 20,376,109
Communications Equipment — 0.1%
CommScope, Inc., 4.75%, 9/1/29(1)		7,038	$ 5,689,844
			$ 5,689,844
Containers & Packaging — 0.3%
Clydesdale Acquisition Holdings, Inc., 6.625%, 4/15/29(1)		2,525	$ 2,480,741
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer, LLC:
4.00%, 10/15/27(1)		6,325	5,700,438
4.375%, 10/15/28(1)		10,100	8,903,705
			$ 17,084,884
Diversified Financial Services — 0.3%
AG Issuer, LLC, 6.25%, 3/1/28(1)		11,581	$ 10,776,641
AG TTMT Escrow Issuer, LLC, 8.625%, 9/30/27(1)		3,350	3,447,234
NFP Corp., 7.50%, 10/1/30(1)		3,350	3,286,510
			$ 17,510,385
Security	Principal Amount* (000's omitted)	Value
Diversified Telecommunication Services — 1.1%
Altice France S.A.:
5.125%, 1/15/29(1)	1,600	$ 1,183,886
5.125%, 7/15/29(1)	63,200	46,783,844
5.50%, 10/15/29(1)	6,455	4,837,898
Level 3 Financing, Inc., 3.875%, 11/15/29(1)	11,175	8,171,347
Virgin Media Secured Finance PLC, 4.50%, 8/15/30(1)	7,625	6,539,681
Zayo Group Holdings, Inc., 4.00%, 3/1/27(1)	4,000	3,032,908
		$ 70,549,564
Drugs — 0.1%
Jazz Securities DAC, 4.375%, 1/15/29(1)	10,050	$ 9,246,302
		$ 9,246,302
Ecological Services and Equipment — 0.1%
GFL Environmental, Inc., 4.25%, 6/1/25(1)	6,025	$ 5,869,465
		$ 5,869,465
Electronics/Electrical — 0.4%
GoTo Group, Inc., 5.50%, 9/1/27(1)	12,010	$ 6,773,700
Imola Merger Corp., 4.75%, 5/15/29(1)	20,200	17,514,545
		$ 24,288,245
Entertainment — 0.2%
AMC Entertainment Holdings, Inc., 7.50%, 2/15/29(1)	9,650	$ 7,005,321
Live Nation Entertainment, Inc., 3.75%, 1/15/28(1)	2,412	2,164,770
Six Flags Theme Parks, Inc., 7.00%, 7/1/25(1)	1,208	1,224,411
		$ 10,394,502
Health Care — 0.8%
HCA, Inc., 5.25%, 4/15/25	1,250	$ 1,253,363
Medline Borrower, L.P., 3.875%, 4/1/29(1)	25,150	22,027,708
RP Escrow Issuer, LLC, 5.25%, 12/15/25(1)	2,650	1,861,622
Tenet Healthcare Corp., 4.25%, 6/1/29	25,375	23,303,128
		$ 48,445,821
Hotels, Restaurants & Leisure — 0.6%
Carnival Corp., 4.00%, 8/1/28(1)	37,975	$ 32,957,720
SeaWorld Parks & Entertainment, Inc., 8.75%, 5/1/25(1)	2,425	2,482,376
		$ 35,440,096

23
See Notes to Financial Statements.

Senior Debt Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Household Products — 0.0%(4)
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc., 5.00%, 12/31/26(1)	1,300	$ 1,204,333
		$ 1,204,333
Insurance — 0.0%(4)
Alliant Holdings Intermediate, LLC/Alliant Holdings Co., 4.25%, 10/15/27(1)	700	$ 641,579
NFP Corp., 4.875%, 8/15/28(1)	1,000	911,130
		$ 1,552,709
Internet Software & Services — 0.3%
Arches Buyer, Inc., 4.25%, 6/1/28(1)	7,525	$ 6,484,554
Central Parent, Inc./CDK Global, Inc., 7.25%, 6/15/29(1)	15,225	15,090,394
		$ 21,574,948
Leisure Goods/Activities/Movies — 0.4%
Lindblad Expeditions, LLC, 6.75%, 2/15/27(1)	3,475	$ 3,269,687
NCL Corp., Ltd., 5.875%, 2/15/27(1)	22,375	21,127,309
		$ 24,396,996
Machinery — 0.2%
Madison IAQ, LLC, 4.125%, 6/30/28(1)	12,300	$ 10,832,961
TK Elevator U.S. Newco, Inc., 5.25%, 7/15/27(1)	4,950	4,633,232
		$ 15,466,193
Media — 0.5%
Diamond Sports Group, LLC/Diamond Sports Finance Co., 5.375%, 8/15/26(1)(8)	6,700	$ 456,437
iHeartCommunications, Inc.:
4.75%, 1/15/28(1)	2,975	2,320,164
5.25%, 8/15/27(1)	2,500	1,977,947
6.375%, 5/1/26	1,159	996,539
8.375%, 5/1/27	2,101	1,388,727
Univision Communications, Inc.:
4.50%, 5/1/29(1)	10,075	8,692,337
7.375%, 6/30/30(1)	12,850	12,343,074
		$ 28,175,225
Oil, Gas & Consumable Fuels — 0.2%
CITGO Petroleum Corporation, 7.00%, 6/15/25(1)	12,175	$ 12,132,388
		$ 12,132,388
Security	Principal Amount* (000's omitted)	Value
Professional Services — 0.1%
CoreLogic, Inc., 4.50%, 5/1/28(1)	6,000	$ 4,911,150
		$ 4,911,150
Real Estate Investment Trusts (REITs) — 0.1%
Park Intermediate Holdings, LLC/PK Domestic Property, LLC/PK Finance Co-Issuer, 5.875%, 10/1/28(1)	7,925	$ 7,317,945
		$ 7,317,945
Retail — 0.1%
Fertitta Entertainment, LLC/Fertitta Entertainment Finance Co., Inc., 4.625%, 1/15/29(1)	6,790	$ 5,951,231
		$ 5,951,231
Retailers (Except Food and Drug) — 0.0%(4)
PetSmart, Inc./PetSmart Finance Corp., 4.75%, 2/15/28(1)	1,575	$ 1,490,436
		$ 1,490,436
Software — 0.2%
Boxer Parent Co., Inc., 7.125%, 10/2/25(1)	4,850	$ 4,841,464
Cloud Software Group, Inc., 9.00%, 9/30/29(1)	9,600	8,258,064
		$ 13,099,528
Technology — 0.2%
Clarivate Science Holdings Corp., 3.875%, 7/1/28(1)	12,575	$ 11,330,325
		$ 11,330,325
Telecommunications — 0.4%
LCPR Senior Secured Financing DAC, 5.125%, 7/15/29(1)	17,200	$ 14,751,236
VMED O2 UK Financing I PLC, 4.25%, 1/31/31(1)	10,575	8,777,671
		$ 23,528,907
Trading Companies & Distributors — 0.1%
American Builders & Contractors Supply Co., Inc., 4.00%, 1/15/28(1)	875	$ 802,669
SRS Distribution, Inc., 4.625%, 7/1/28(1)	5,100	4,497,003
		$ 5,299,672

24
See Notes to Financial Statements.

Senior Debt Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Wireless Telecommunication Services — 0.1%
Digicel International Finance, Ltd./Digicel International Holdings, Ltd., 8.75%, 5/25/24(1)	7,250	$ 6,572,560
		$ 6,572,560
Total Corporate Bonds (identified cost $677,058,987)		$ 598,320,187

Exchange-Traded Funds — 0.3%
Security	Shares	Value
SPDR Blackstone Senior Loan ETF	384,000	$ 15,943,680
Total Exchange-Traded Funds (identified cost $17,625,066)		$ 15,943,680

Preferred Stocks — 0.1%
Security	Shares	Value
Financial Services — 0.0%
DBI Investors, Inc., Series A-1(5)(6)(7)	9,245	$ 0
		$ 0
Nonferrous Metals/Minerals — 0.1%
ACNR Holdings, Inc., 15.00% (PIK)(6)(7)	14,309	$ 8,013,040
		$ 8,013,040
Retailers (Except Food and Drug) — 0.0%(4)
David’s Bridal, LLC:
Series A, 8.00% (PIK)(5)(6)(7)	5,438	$ 0
Series B, 10.00% (PIK)(5)(6)(7)	22,162	0
		$ 0
Total Preferred Stocks (identified cost $1,794,236)		$ 8,013,040

Senior Floating-Rate Loans — 110.3%(9)
Borrower/Description	Principal Amount* (000's omitted)		Value
Aerospace and Defense — 2.5%
Aernnova Aerospace S.A.U.:
Term Loan, 5.436%, (6 mo. EURIBOR + 3.00%), 2/26/27	EUR	4,179	$ 4,351,129
Borrower/Description	Principal Amount* (000's omitted)		Value
Aerospace and Defense (continued)
Aernnova Aerospace S.A.U.: (continued)
Term Loan, 5.625%, (6 mo. EURIBOR + 3.00%), 2/26/27	EUR	1,071	$ 1,115,674
AI Convoy (Luxembourg) S.a.r.l., Term Loan, 7.078%, (6 mo. EURIBOR + 3.50%), 1/18/27	EUR	4,300	4,477,572
Dynasty Acquisition Co., Inc.:
Term Loan, 8.582%, (SOFR + 3.50%), 4/6/26		28,956	28,490,072
Term Loan, 8.582%, (SOFR + 3.50%), 4/6/26		15,571	15,320,537
IAP Worldwide Services, Inc., Term Loan - Second Lien, 11.659%, (3 mo. USD LIBOR + 6.50%), 7/18/23(5)		1,188	942,241
TransDigm, Inc.:
Term Loan, 8.148%, (SOFR + 3.25%), 2/22/27		29,594	29,676,053
Term Loan, 8.148%, (SOFR + 3.25%), 8/24/28		34,904	34,929,327
WP CPP Holdings, LLC, Term Loan, 9.03%, (3 mo. USD LIBOR + 3.75%), 4/30/25		35,389	32,557,551
			$ 151,860,156
Airlines — 0.7%
American Airlines, Inc., Term Loan, 10.00%, (3 mo. USD LIBOR + 4.75%), 4/20/28		36,000	$ 36,306,000
United Airlines, Inc., Term Loan, 8.77%, (1 mo. USD LIBOR + 3.75%), 4/21/28		8,629	8,613,671
			$ 44,919,671
Apparel & Luxury Goods — 0.1%
Hanesbrands, Inc., Term Loan, 8.732%, (SOFR + 3.75%), 3/8/30		5,475	$ 5,454,469
			$ 5,454,469
Auto Components — 2.2%
Adient US, LLC, Term Loan, 8.268%, (1 mo. USD LIBOR + 3.25%), 4/10/28		7,981	$ 7,992,042
Clarios Global, L.P., Term Loan, 6.265%, (1 mo. EURIBOR + 3.25%), 4/30/26	EUR	31,981	34,880,848
DexKo Global, Inc.:
Term Loan, 6.765%, (3 mo. EURIBOR + 3.75%), 10/4/28	EUR	1,115	1,129,737
Term Loan, 6.765%, (3 mo. EURIBOR + 3.75%), 10/4/28	EUR	3,604	3,651,214
Term Loan, 6.765%, (3 mo. EURIBOR + 3.75%), 10/4/28	EUR	6,931	7,021,195
Term Loan, 8.909%, (3 mo. USD LIBOR + 3.75%), 10/4/28		14,330	13,685,389
Garrett LX I S.a.r.l.:
Term Loan, 6.742%, (3 mo. EURIBOR + 3.50%), 4/30/28	EUR	17,397	18,834,086

25
See Notes to Financial Statements.

Senior Debt Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Auto Components (continued)
Garrett LX I S.a.r.l.: (continued)
Term Loan, 8.657%, (3 mo. USD LIBOR + 3.25%), 4/30/28	6,304	$ 6,209,440
Garrett Motion, Inc., Term Loan, 4/28/30(10)	13,200	12,820,500
LTI Holdings, Inc.:
Term Loan, 8.525%, (1 mo. USD LIBOR + 3.50%), 9/6/25	8,115	7,925,168
Term Loan, 9.775%, (1 mo. USD LIBOR + 4.75%), 7/24/26	8,010	7,834,383
Truck Hero, Inc., Term Loan, 8.775%, (1 mo. USD LIBOR + 3.75%), 1/31/28	16,488	15,045,305
		$ 137,029,307
Automobiles — 0.8%
Bombardier Recreational Products, Inc., Term Loan, 7.082%, (1 mo. USD LIBOR + 2.00%), 5/24/27	35,368	$ 34,566,513
MajorDrive Holdings IV, LLC, Term Loan, 9.00%, (3 mo. USD LIBOR + 4.00%), 6/1/28	15,964	15,580,256
		$ 50,146,769
Beverages — 0.3%
Arterra Wines Canada, Inc., Term Loan, 8.659%, (3 mo. USD LIBOR + 3.50%), 11/24/27	3,422	$ 3,351,294
City Brewing Company, LLC, Term Loan, 8.76%, (3 mo. USD LIBOR + 3.50%), 4/5/28	6,396	2,664,978
Triton Water Holdings, Inc., Term Loan, 8.659%, (3 mo. USD LIBOR + 3.50%), 3/31/28	12,299	11,690,436
		$ 17,706,708
Biotechnology — 0.5%
Alkermes, Inc., Term Loan, 7.45%, (1 mo. USD LIBOR + 2.50%), 3/12/26	12,767	$ 12,543,908
Alltech, Inc., Term Loan, 9.097%, (SOFR + 4.00%), 10/13/28	6,877	6,670,535
Grifols Worldwide Operations USA, Inc., Term Loan, 7.025%, (1 mo. USD LIBOR + 2.00%), 11/15/27	9,268	9,045,028
		$ 28,259,471
Building Products — 1.1%
Cornerstone Building Brands, Inc., Term Loan, 8.24%, (SOFR + 3.25%), 4/12/28	20,035	$ 18,231,402
CPG International, Inc., Term Loan, 7.582%, (SOFR + 2.50%), 4/28/29	14,875	14,833,421
LHS Borrower, LLC, Term Loan, 9.832%, (SOFR + 4.75%), 2/16/29	10,881	8,541,910
MI Windows and Doors, LLC, Term Loan, 8.582%, (SOFR + 3.50%), 12/18/27	6,383	6,381,497
Borrower/Description	Principal Amount* (000's omitted)		Value
Building Products (continued)
Oscar AcquisitionCo, LLC, Term Loan, 9.498%, (SOFR + 4.50%), 4/29/29		5,001	$ 4,845,764
Standard Industries, Inc., Term Loan, 7.329%, (SOFR + 2.25%), 9/22/28		13,134	13,116,399
			$ 65,950,393
Capital Markets — 5.5%
Advisor Group, Inc., Term Loan, 9.525%, (1 mo. USD LIBOR + 4.50%), 7/31/26		36,062	$ 35,901,886
AllSpring Buyer, LLC, Term Loan, 8.163%, (3 mo. USD LIBOR + 3.00%), 11/1/28		8,271	8,252,333
Aretec Group, Inc.:
Term Loan, 9.332%, (SOFR + 4.25%), 10/1/25		25,649	25,580,510
Term Loan, 3/8/30(10)		10,925	10,811,194
Brookfield Property REIT, Inc., Term Loan, 7.582%, (SOFR + 2.50%), 8/27/25		5,664	5,502,715
CeramTec AcquiCo GmbH, Term Loan, 6.448%, (3 mo. EURIBOR + 3.75%), 3/16/29	EUR	14,461	15,447,062
Citadel Securities, L.P., Term Loan, 8.097%, (SOFR + 3.00%), 2/2/28		2,488	2,482,577
Clipper Acquisitions Corp., Term Loan, 6.608%, (1 mo. USD LIBOR + 1.75%), 3/3/28		7,835	7,796,111
Edelman Financial Center, LLC, Term Loan, 8.775%, (1 mo. USD LIBOR + 3.75%), 4/7/28		22,397	21,734,425
EIG Management Company, LLC, Term Loan, 8.732%, (SOFR + 3.75%), 2/22/25		2,684	2,673,686
FinCo I, LLC, Term Loan, 7.525%, (1 mo. USD LIBOR + 2.50%), 6/27/25		19,622	19,621,704
Focus Financial Partners, LLC:
Term Loan, 7.482%, (SOFR + 2.50%), 6/30/28		10,886	10,768,685
Term Loan, 8.232%, (SOFR + 3.25%), 6/30/28		27,591	27,466,460
Franklin Square Holdings, L.P., Term Loan, 7.332%, (SOFR + 2.35%), 8/1/25		6,518	6,501,547
Greenhill & Co., Inc., Term Loan, 8.203%, (3 mo. USD LIBOR + 3.25%), 4/12/24		5,488	5,409,215
Guggenheim Partners, LLC, Term Loan, 8.148%, (SOFR + 3.25%), 12/12/29		32,516	32,488,895
HighTower Holdings, LLC, Term Loan, 9.01%, (1 mo. USD LIBOR + 4.00%), 4/21/28		9,311	8,947,111
Hudson River Trading, LLC, Term Loan, 8.097%, (SOFR + 3.00%), 3/20/28		29,890	28,149,560
LPL Holdings, Inc., Term Loan, 6.653%, (SOFR + 1.75%), 11/12/26		19,253	19,235,185
Mariner Wealth Advisors, LLC, Term Loan, 8.404%, (SOFR + 3.25%), 8/18/28		15,145	14,823,601
Victory Capital Holdings, Inc.:
Term Loan, 7.287%, (SOFR + 2.25%), 7/1/26		18,707	18,638,472

26
See Notes to Financial Statements.

Senior Debt Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Capital Markets (continued)
Victory Capital Holdings, Inc.: (continued)
Term Loan, 7.287%, (SOFR + 2.25%), 12/29/28		8,636	$ 8,566,129
			$ 336,799,063
Chemicals — 5.9%
Axalta Coating Systems Dutch Holding B B.V., Term Loan, 7.898%, (SOFR + 3.00%), 12/20/29		21,894	$ 21,986,760
Chemours Company (The), Term Loan, 5.02%, (3 mo. EURIBOR + 2.00%), 4/3/25	EUR	5,566	6,102,465
Colouroz Investment 1 GmbH:
Term Loan, 7.465%, (3 mo. EURIBOR + 4.25%), 9/21/23	EUR	1,164	882,086
Term Loan, 7.466%, (3 mo. EURIBOR + 4.25%), 9/21/23	EUR	27	20,593
CPC Acquisition Corp., Term Loan, 8.91%, (SOFR + 3.75%), 12/29/27		17,474	13,402,625
Flint Group GmbH:
Term Loan, 7.461%, (3 mo. EURIBOR + 4.25%), 9/21/23	EUR	1,102	835,097
Term Loan, 7.461%, (3 mo. EURIBOR + 4.25%), 9/21/23	EUR	32	24,132
Term Loan, 7.461%, (3 mo. EURIBOR + 4.25%), 9/21/23	EUR	73	54,949
Term Loan, 7.461%, (3 mo. EURIBOR + 4.25%), 9/21/23	EUR	144	108,874
Term Loan, 10.27%, (USD LIBOR + 5.00%), 9.52% cash, 0.75% PIK, 9/21/23(11)		1,326	909,784
Flint Group US, LLC:
Term Loan, 10.272%, (USD LIBOR + 5.00%), 9.52% cash, 0.75% PIK, 9/21/23(11)		8,020	5,503,449
Term Loan, 10.272%, (USD LIBOR + 5.00%), 9.52% cash, 0.75% PIK, 9/21/23(11)		1,987	1,339,055
Gemini HDPE, LLC, Term Loan, 8.292%, (3 mo. USD LIBOR + 3.00%), 12/31/27		5,818	5,819,954
GEON Performance Solutions, LLC, Term Loan, 9.659%, (3 mo. USD LIBOR + 4.50%), 8/18/28		7,659	7,606,444
Groupe Solmax, Inc., Term Loan, 9.909%, (3 mo. USD LIBOR + 4.75%), 5/29/28		19,975	18,046,442
INEOS Enterprises Holdings II Limited, Term Loan, 5.948%, (3 mo. EURIBOR + 3.25%), 8/31/26	EUR	2,325	2,552,311
INEOS Enterprises Holdings US Finco, LLC, Term Loan, 8.491%, (SOFR + 3.50%), 8/28/26		2,459	2,449,332
INEOS Finance PLC, Term Loan, 5.765%, (1 mo. EURIBOR + 2.75%), 11/8/28	EUR	9,675	10,255,549
INEOS Quattro Holdings UK, Ltd.:
Term Loan, 5.765%, (1 mo. EURIBOR + 2.75%), 1/29/26	EUR	26,250	28,071,603
Term Loan, 7.015%, (1 mo. EURIBOR + 4.00%), 3/14/30	EUR	4,075	4,445,342
Term Loan, 8.832%, (SOFR + 3.75%), 3/14/30		6,125	6,117,344
Borrower/Description	Principal Amount* (000's omitted)		Value
Chemicals (continued)
INEOS Styrolution US Holding, LLC, Term Loan, 7.847%, (1 mo. USD LIBOR + 2.75%), 1/29/26		12,643	$ 12,616,427
INEOS US Finance, LLC:
Term Loan, 7.015%, (1 mo. EURIBOR + 4.00%), 11/8/27	EUR	7,846	8,640,014
Term Loan, 7.582%, (SOFR + 2.50%), 11/8/28		6,802	6,676,800
Term Loan, 8.568%, (SOFR + 3.50%), 2/18/30		11,150	11,147,681
Term Loan, 8.832%, (SOFR + 3.75%), 11/8/27		3,440	3,439,637
Kraton Corporation, Term Loan, 8.544%, (SOFR + 3.25%), 3/15/29		6,163	6,160,439
Kraton Polymers Holdings B.V., Term Loan, 6.25%, (3 mo. EURIBOR + 3.25%), 3/15/29	EUR	4,650	5,006,414
Lonza Group AG:
Term Loan, 7.015%, (3 mo. EURIBOR + 4.00%), 7/3/28	EUR	16,900	16,701,712
Term Loan, 9.159%, (3 mo. USD LIBOR + 4.00%), 7/3/28		23,044	21,333,900
LSF11 Skyscraper Holdco S.a.r.l.:
Term Loan, 6.38%, (1 mo. EURIBOR + 3.50%), 9/29/27	EUR	13,775	15,152,587
Term Loan, 8.525%, (1 week USD LIBOR + 3.50%), 9/29/27		5,562	5,557,855
Messer Industries GmbH:
Term Loan, 5.515%, (3 mo. EURIBOR + 2.50%), 3/2/26	EUR	1,821	2,003,614
Term Loan, 7.66%, (SOFR + 2.50%), 3/2/26		4,549	4,548,096
Momentive Performance Materials, Inc., Term Loan, 9.482%, (SOFR + 4.50%), 3/29/28		11,950	11,927,594
Olympus Water US Holding Corporation:
Term Loan, 8.938%, (3 mo. USD LIBOR + 3.75%), 11/9/28		4,461	4,244,618
Term Loan, 9.498%, (SOFR + 4.50%), 11/9/28		5,891	5,662,243
Orion Engineered Carbons GmbH:
Term Loan, 5.515%, (3 mo. EURIBOR + 2.50%), 9/24/28	EUR	1,250	1,365,324
Term Loan, 7.309%, (3 mo. USD LIBOR + 2.15%), 9/24/28		4,876	4,781,282
PQ Corporation, Term Loan, 7.645%, (3 mo. USD LIBOR + 2.50%), 6/9/28		25,333	25,293,430
Rohm Holding GmbH, Term Loan, 10.102%, (3 mo. USD LIBOR + 5.00%), 7/31/26		11,933	10,163,279
SCUR-Alpha 1503 GmbH, Term Loan, 3/30/30(10)		6,900	6,279,000
Spectrum Holdings III Corp., Term Loan, 8.275%, (1 mo. USD LIBOR + 3.25%), 1/31/25		5,501	5,274,558
Tronox Finance, LLC:
Term Loan, 7.275%, (1 mo. USD LIBOR + 2.25%), 3/10/28		12,836	12,666,344
Term Loan, 8.148%, (SOFR + 3.25%), 4/4/29		3,935	3,917,215

27
See Notes to Financial Statements.

Senior Debt Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Chemicals (continued)
W.R. Grace & Co.-Conn., Term Loan, 8.938%, (3 mo. USD LIBOR + 3.75%), 9/22/28		13,035	$ 13,067,088
			$ 360,161,341
Commercial Services & Supplies — 2.0%
Allied Universal Holdco, LLC, Term Loan, 6.765%, (1 mo. EURIBOR + 3.75%), 5/12/28	EUR	9,455	$ 9,878,362
Asplundh Tree Expert, LLC, Term Loan, 6.775%, (1 mo. USD LIBOR + 1.75%), 9/7/27		10,189	10,163,278
Belfor Holdings, Inc.:
Term Loan, 9.025%, (1 mo. USD LIBOR + 4.00%), 4/6/26		2,273	2,276,130
Term Loan, 9.232%, (SOFR + 4.25%), 4/6/26		4,573	4,573,180
EnergySolutions, LLC, Term Loan, 8.909%, (3 mo. USD LIBOR + 3.75%), 5/9/25		18,077	17,529,490
GFL Environmental, Inc., Term Loan, 8.145%, (SOFR + 3.00%), 5/28/27		7,609	7,624,993
Harsco Corporation, Term Loan, 7.347%, (SOFR + 2.25%), 3/10/28		3,807	3,706,061
LABL, Inc., Term Loan, 10.082%, (1 mo. USD LIBOR + 5.00%), 10/29/28		9,406	9,289,436
Monitronics International, Inc., Term Loan, 12.773%, (3 mo. USD LIBOR + 7.50%), 3/29/24		14,934	8,064,256
Phoenix Services International, LLC:
DIP Loan, 14.97%, (SOFR + 12.00%), 5/29/23		1,751	1,681,385
DIP Loan, 16.982%, (SOFR + 12.00%), 5/29/23		3,639	3,493,740
Term Loan, 0.00%, 3/1/25(8)		11,350	1,299,145
Prime Security Services Borrower, LLC, Term Loan, 7.608%, (1 mo. USD LIBOR + 2.75%), 9/23/26		17,804	17,799,195
SITEL Group, Term Loan, 6.765%, (1 mo. EURIBOR + 3.75%), 8/28/28	EUR	7,075	7,719,039
SITEL Worldwide Corporation, Term Loan, 8.76%, (1 mo. USD LIBOR + 3.75%), 8/28/28		13,477	13,448,798
Tempo Acquisition, LLC, Term Loan, 7.982%, (SOFR + 3.00%), 8/31/28		4,220	4,223,231
TruGreen Limited Partnership, Term Loan, 9.082%, (1 mo. USD LIBOR + 4.00%), 11/2/27		2,363	2,184,977
			$ 124,954,696
Communications Equipment — 0.2%
CommScope, Inc., Term Loan, 8.275%, (1 mo. USD LIBOR + 3.25%), 4/6/26		4,508	$ 4,187,793
Digi International, Inc., Term Loan, 10.025%, (1 mo. USD LIBOR + 5.00%), 11/1/28		5,122	5,109,070
			$ 9,296,863
Borrower/Description	Principal Amount* (000's omitted)		Value
Construction Materials — 0.3%
Quikrete Holdings, Inc.:
Term Loan, 7.65%, (1 mo. USD LIBOR + 2.63%), 2/1/27		4,767	$ 4,745,380
Term Loan, 8.025%, (1 mo. USD LIBOR + 3.00%), 3/18/29		11,360	11,329,084
			$ 16,074,464
Consumer Staples Distribution & Retail — 0.1%
Peer Holding III B.V., Term Loan, 9/29/28(10)	EUR	7,550	$ 8,220,556
			$ 8,220,556
Containers & Packaging — 2.0%
Berlin Packaging, LLC, Term Loan, 8.616%, (USD LIBOR + 3.75%), 3/11/28(11)		9,730	$ 9,555,373
Clydesdale Acquisition Holdings, Inc., Term Loan, 9.257%, (SOFR + 4.18%), 4/13/29		11,761	11,515,612
Kouti B.V.:
Term Loan, 5.873%, (3 mo. EURIBOR + 3.18%), 8/31/28	EUR	32,750	34,210,703
Term Loan, 7.562%, (1 week EURIBOR + 4.75%), 8/31/28	EUR	5,525	6,080,390
Pregis TopCo Corporation:
Term Loan, 8.775%, (1 mo. USD LIBOR + 3.75%), 7/31/26		1,625	1,602,903
Term Loan, 8.847%, (SOFR + 3.75%), 7/31/26		2,346	2,315,154
Pretium PKG Holdings, Inc.:
Term Loan, 9.167%, (3 mo. USD LIBOR + 4.00%), 10/2/28		7,777	6,237,915
Term Loan - Second Lien, 11.864%, (3 mo. USD LIBOR + 6.75%), 10/1/29		7,100	4,402,000
Proampac PG Borrower, LLC, Term Loan, 8.976%, (SOFR + 3.75%), 11/3/25		20,914	20,639,554
Trident TPI Holdings, Inc.:
Term Loan, 8.275%, (1 mo. USD LIBOR + 3.25%), 10/17/24		10,334	10,332,635
Term Loan, 9.159%, (3 mo. USD LIBOR + 4.00%), 9/15/28		6,528	6,352,869
Term Loan, 9/15/28(10)		7,454	7,279,498
			$ 120,524,606
Distributors — 0.4%
Autokiniton US Holdings, Inc., Term Loan, 9.597%, (SOFR + 4.50%), 4/6/28		22,403	$ 22,040,310
Phillips Feed Service, Inc., Term Loan, 12.01%, (1 mo. USD LIBOR + 7.00%), 11/13/24(5)		541	432,581
Winterfell Financing S.a.r.l., Term Loan, 7.926%, (3 mo. EURIBOR + 5.00%), 5/4/28	EUR	2,500	2,678,995
			$ 25,151,886

28
See Notes to Financial Statements.

Senior Debt Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Diversified Consumer Services — 1.0%
Ascend Learning, LLC:
Term Loan, 8.582%, (SOFR + 3.50%), 12/11/28		12,535	$ 11,464,142
Term Loan - Second Lien, 10.832%, (SOFR + 5.75%), 12/10/29		5,243	4,614,122
FrontDoor, Inc., Term Loan, 7.275%, (1 mo. USD LIBOR + 2.25%), 6/17/28		958	941,972
KUEHG Corp.:
Term Loan, 8.909%, (3 mo. USD LIBOR + 3.75%), 2/21/25		34,949	34,774,432
Term Loan - Second Lien, 13.409%, (3 mo. USD LIBOR + 8.25%), 8/22/25		4,075	3,988,406
Sotheby's, Term Loan, 9.76%, (3 mo. USD LIBOR + 4.50%), 1/15/27		5,413	5,412,632
			$ 61,195,706
Diversified Financial Services — 0.3%
Concorde Midco, Ltd., Term Loan, 7.052%, (3 mo. EURIBOR + 4.00%), 3/1/28	EUR	7,480	$ 8,051,614
Zephyr Bidco Limited, Term Loan, 8.96%, (SONIA + 4.75%), 7/23/25	GBP	8,400	9,960,249
			$ 18,011,863
Diversified Telecommunication Services — 3.3%
CenturyLink, Inc., Term Loan, 7.347%, (SOFR + 2.25%), 3/15/27		28,839	$ 19,677,796
GEE Holdings 2, LLC:
Term Loan, 13.018%, (3 mo. USD LIBOR + 8.00%), 3/24/25		9,869	9,671,465
Term Loan - Second Lien, 13.268%, (3 mo. USD LIBOR + 8.25%), 3/23/26		7,607	4,697,305
Telenet Financing USD, LLC, Term Loan, 6.948%, (1 mo. USD LIBOR + 2.00%), 4/30/28		28,225	27,663,012
Telenet International Finance S.a.r.l., Term Loan, 5.184%, (1 mo. EURIBOR + 2.25%), 4/30/29	EUR	3,065	3,268,997
UPC Broadband Holding B.V.:
Term Loan, 5.434%, (1 mo. EURIBOR + 2.50%), 4/30/29	EUR	5,650	6,093,441
Term Loan, 5.859%, (1 mo. EURIBOR + 2.93%), 1/31/29	EUR	13,150	14,250,008
UPC Financing Partnership, Term Loan, 7.873%, (1 mo. USD LIBOR + 2.93%), 1/31/29		22,025	21,756,559
Virgin Media Bristol, LLC:
Term Loan, 7.448%, (1 mo. USD LIBOR + 2.50%), 1/31/28		22,643	22,324,503
Term Loan, 8.198%, (1 mo. USD LIBOR + 3.25%), 1/31/29		500	496,063
Virgin Media Ireland Limited, Term Loan, 6.397%, (1 mo. EURIBOR + 3.46%), 7/15/29	EUR	12,500	13,368,022
Borrower/Description	Principal Amount* (000's omitted)		Value
Diversified Telecommunication Services (continued)
Virgin Media SFA Finance Limited:
Term Loan, 5.434%, (1 mo. EURIBOR + 2.50%), 1/31/29	EUR	10,800	$ 11,575,117
Term Loan, 7.46%, (SONIA + 3.25%), 1/15/27	GBP	11,825	14,099,443
Zayo Group Holdings, Inc., Term Loan, 6.265%, (1 mo. EURIBOR + 3.25%), 3/9/27	EUR	4,438	4,100,230
Ziggo B.V., Term Loan, 6.102%, (6 mo. EURIBOR + 3.00%), 1/31/29	EUR	26,500	27,846,341
			$ 200,888,302
Electrical Equipment — 0.0%(4)
AZZ, Inc., Term Loan, 9.247%, (SOFR + 4.25%), 5/13/29		2,174	$ 2,177,106
			$ 2,177,106
Electronic Equipment, Instruments & Components — 1.0%
Creation Technologies, Inc., Term Loan, 10.723%, (3 mo. USD LIBOR + 5.50%), 10/5/28		14,494	$ 12,826,935
II-VI Incorporated, Term Loan, 7.847%, (SOFR + 2.75%), 7/2/29		1,541	1,537,717
Ingram Micro, Inc., Term Loan, 8.659%, (3 mo. USD LIBOR + 3.50%), 6/30/28		6,031	5,939,839
Minimax Viking GmbH, Term Loan, 5.765%, (1 mo. EURIBOR + 2.75%), 7/31/25	EUR	1,894	2,085,583
Mirion Technologies, Inc., Term Loan, 7.775%, (1 mo. USD LIBOR + 2.75%), 10/20/28		2,357	2,355,896
Robertshaw US Holding Corp., Term Loan, 8.688%, (3 mo. USD LIBOR + 3.50%), 2/28/25		20,598	11,122,653
Verifone Systems, Inc., Term Loan, 8.958%, (3 mo. USD LIBOR + 4.00%), 8/20/25		19,515	16,896,928
Verisure Holding AB, Term Loan, 6.262%, (3 mo. EURIBOR + 3.25%), 3/27/28	EUR	10,550	11,192,795
			$ 63,958,346
Energy Equipment & Services — 0.5%
Ameriforge Group, Inc.:
Term Loan, 12.614%, (1 mo. USD LIBOR + 13.00%), 2/1/26(5)(12)		2,198	$ 1,978,474
Term Loan, 18.16%, (3 mo. USD LIBOR + 13.00%), 13.16% cash, 5.00% PIK, 2/1/26(5)		17,235	15,511,744
Lealand Finance Company B.V.:
Letter of Credit, 4.29%, 6/28/24(12)		10,000	8,550,000
Term Loan, 9.025%, (1 mo. USD LIBOR + 4.00%), 6.025% cash, 3.00% PIK, 6/30/25		3,382	2,260,278
			$ 28,300,496

29
See Notes to Financial Statements.

Senior Debt Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Engineering & Construction — 1.2%
Aegion Corporation, Term Loan, 9.775%, (1 mo. USD LIBOR + 4.75%), 5/17/28		17,765	$ 17,482,239
American Residential Services, LLC, Term Loan, 8.659%, (3 mo. USD LIBOR + 3.50%), 10/15/27		8,489	8,425,157
APi Group DE, Inc.:
Term Loan, 7.525%, (1 mo. USD LIBOR + 2.50%), 10/1/26		11,043	11,045,018
Term Loan, 7.768%, (1 mo. USD LIBOR + 2.75%), 1/3/29		5,176	5,182,610
Centuri Group, Inc., Term Loan, 7.459%, (USD LIBOR + 2.50%), 8/27/28(11)		9,196	9,138,735
Northstar Group Services, Inc.:
Term Loan, 10.491%, (SOFR + 5.50%), 11/12/26		1,988	1,987,500
Term Loan, 10.597%, (SOFR + 5.50%), 11/12/26		13,139	13,105,883
USIC Holdings, Inc., Term Loan, 8.525%, (1 mo. USD LIBOR + 3.50%), 5/12/28		6,711	6,591,520
			$ 72,958,662
Entertainment — 1.7%
AMC Entertainment Holdings, Inc., Term Loan, 7.946%, (1 mo. USD LIBOR + 3.00%), 4/22/26		21,252	$ 16,360,461
City Football Group Limited, Term Loan, 8.273%, (3 mo. USD LIBOR + 3.00%), 7/21/28		12,062	11,820,724
Crown Finance US, Inc., DIP Loan, 15.049%, (SOFR + 10.00%), 9/7/23(11)		11,341	11,571,706
Formula One Holdings Limited., Term Loan, 8.482%, (SOFR + 3.25%), 1/15/30		2,500	2,507,552
Playtika Holding Corp., Term Loan, 7.775%, (1 mo. USD LIBOR + 2.75%), 3/13/28		29,913	29,815,171
Renaissance Holding Corp.:
Term Loan, 9.732%, (1 mo. USD LIBOR + 4.75%), 4/5/30		14,357	14,119,237
Term Loan - Second Lien, 12.025%, (1 mo. USD LIBOR + 7.00%), 5/29/26		3,175	3,125,060
UFC Holdings, LLC, Term Loan, 8.05%, (3 mo. USD LIBOR + 2.75%), 4/29/26		14,783	14,765,959
Vue International Bidco PLC:
Term Loan, 11.086%, (6 mo. EURIBOR + 8.00%), 6/30/27	EUR	384	388,022
Term Loan, 11.359%, (EURIBOR + 8.00%), 4.859% cash, 6.50% PIK, 12/31/27(11)	EUR	2,596	1,573,420
			$ 106,047,312
Equity Real Estate Investment Trusts (REITs) — 0.1%
Iron Mountain, Inc., Term Loan, 6.775%, (1 mo. USD LIBOR + 1.75%), 1/2/26		9,001	$ 8,981,555
			$ 8,981,555
Borrower/Description	Principal Amount* (000's omitted)		Value
Financial Services — 0.3%
Ditech Holding Corporation, Term Loan, 0.00%, 6/30/23(8)		16,160	$ 1,777,645
Walker & Dunlop, Inc., Term Loan, 7.332%, (SOFR + 2.25%), 12/16/28		14,047	13,930,132
			$ 15,707,777
Food Products — 1.5%
8th Avenue Food & Provisions, Inc., Term Loan, 9.768%, (1 mo. USD LIBOR + 4.75%), 10/1/25		7,289	$ 6,532,766
Badger Buyer Corp., Term Loan, 8.525%, (1 mo. USD LIBOR + 3.50%), 9/30/24		9,543	7,666,328
CHG PPC Parent, LLC:
Term Loan, 6.515%, (1 mo. EURIBOR + 3.50%), 3/31/25	EUR	2,000	2,159,725
Term Loan, 8.063%, (1 mo. USD LIBOR + 3.00%), 12/8/28		6,262	6,206,960
Del Monte Foods, Inc., Term Loan, 9.314%, (SOFR + 4.25%), 5/16/29		6,608	6,502,703
Froneri International, Ltd.:
Term Loan, 5.067%, (6 mo. EURIBOR + 2.13%), 1/29/27	EUR	1,500	1,574,044
Term Loan, 7.409%, (3 mo. USD LIBOR + 2.25%), 1/29/27		8,751	8,648,785
Monogram Food Solutions, LLC, Term Loan, 9.063%, (1 mo. USD LIBOR + 4.00%), 8/28/28		6,532	6,368,421
Nomad Foods Europe Midco Limited, Term Loan, 8.561%, (SOFR + 3.75%), 11/12/29		14,317	14,340,005
Sovos Brands Intermediate, Inc., Term Loan, 8.773%, (3 mo. USD LIBOR + 3.50%), 6/8/28		9,191	9,113,671
United Petfood Group B.V., Term Loan, 6.038%, (3 mo. EURIBOR + 2.75%), 4/23/28	EUR	9,025	9,571,727
Valeo F1 Company Limited (Ireland):
Term Loan, 7.239%, (6 mo. EURIBOR + 4.00%), 9/29/28	EUR	9,450	8,934,319
Term Loan, 8.927%, (SONIA + 5.00%), 6/28/28	GBP	5,500	5,616,103
			$ 93,235,557
Gas Utilities — 0.4%
CQP Holdco, L.P., Term Loan, 8.659%, (3 mo. USD LIBOR + 3.50%), 6/5/28		24,957	$ 24,937,909
			$ 24,937,909
Health Care Equipment & Supplies — 1.4%
Artivion, Inc., Term Loan, 8.66%, (SOFR + 3.50%), 6/1/27		6,541	$ 6,090,845
Bayou Intermediate II, LLC, Term Loan, 9.296%, (3 mo. USD LIBOR + 4.50%), 8/2/28		9,135	8,587,311

30
See Notes to Financial Statements.

Senior Debt Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Health Care Equipment & Supplies (continued)
Gloves Buyer, Inc., Term Loan, 9.025%, (1 mo. USD LIBOR + 4.00%), 12/29/27		18,354	$ 17,620,071
ICU Medical, Inc., Term Loan, 7.548%, (SOFR + 2.50%), 1/8/29		8,019	7,959,691
Journey Personal Care Corp., Term Loan, 9.409%, (3 mo. USD LIBOR + 4.25%), 3/1/28		30,804	24,026,978
Medline Borrower, L.P.:
Term Loan, 6.515%, (1 mo. EURIBOR + 3.50%), 10/23/28	EUR	1,000	1,081,584
Term Loan, 8.275%, (1 mo. USD LIBOR + 3.25%), 10/23/28		21,824	21,222,719
			$ 86,589,199
Health Care Providers & Services — 5.8%
AEA International Holdings (Lux) S.a.r.l., Term Loan, 8.938%, (3 mo. USD LIBOR + 3.75%), 9/7/28		14,936	$ 14,898,288
Biogroup-LCD, Term Loan, 5.602%, (3 mo. EURIBOR + 3.00%), 2/9/28	EUR	11,000	11,083,053
BW NHHC Holdco, Inc., Term Loan - Second Lien, 12.898%, (SOFR + 8.00%), 1/15/26		14,748	10,618,501
CAB, Term Loan, 5.852%, (3 mo. EURIBOR + 3.25%), 2/9/28	EUR	7,850	8,027,124
Cano Health, LLC, Term Loan, 9.082%, (SOFR + 4.00%), 11/23/27		7,648	6,098,922
CCRR Parent, Inc., Term Loan, 8.78%, (1 mo. USD LIBOR + 3.75%), 3/6/28		5,262	5,156,755
Cerba Healthcare S.A.S.:
Term Loan, 6.265%, (1 mo. EURIBOR + 3.25%), 6/30/28	EUR	20,800	21,045,858
Term Loan, 6.515%, (1 mo. EURIBOR + 3.50%), 2/15/29	EUR	8,600	8,911,146
CHG Healthcare Services, Inc., Term Loan, 8.275%, (1 mo. USD LIBOR + 3.25%), 9/29/28		7,903	7,867,334
Covis Finco S.a.r.l., Term Loan, 11.548%, (SOFR + 6.50%), 2/18/27		13,443	7,695,831
Dedalus Finance GmbH, Term Loan, 6.969%, (3 mo. EURIBOR + 3.75%), 7/17/27	EUR	14,150	14,071,682
Elsan S.A.S., Term Loan, 6.103%, (3 mo. EURIBOR + 3.35%), 6/16/28	EUR	4,150	4,441,929
Ensemble RCM, LLC, Term Loan, 8.895%, (SOFR + 3.75%), 8/3/26		3,645	3,646,109
Envision Healthcare Corporation:
Term Loan, 12.923%, (SOFR + 7.88%), 3/31/27		6,718	5,408,111
Term Loan - Second Lien, 9.148%, (SOFR + 4.25%), 3/31/27		47,025	6,936,238
IVC Acquisition, Ltd.:
Term Loan, 6.294%, (6 mo. EURIBOR + 4.00%), 2/13/26	EUR	20,825	22,037,156
Term Loan, 7.703%, (SONIA + 4.50%), 2/13/26	GBP	1,050	1,250,310
Borrower/Description	Principal Amount* (000's omitted)		Value
Health Care Providers & Services (continued)
Medical Solutions Holdings, Inc.:
Term Loan, 8.241%, (SOFR + 3.25%), 11/1/28		15,251	$ 14,814,859
Term Loan - Second Lien, 11.991%, (SOFR + 7.00%), 11/1/29		9,500	8,597,500
Mehilainen Yhtiot Oy, Term Loan, 6.54%, (3 mo. EURIBOR + 3.53%), 8/8/25	EUR	6,475	6,954,652
Midwest Physician Administrative Services, LLC, Term Loan, 8.409%, (3 mo. USD LIBOR + 3.25%), 3/12/28		10,081	9,555,301
National Mentor Holdings, Inc.:
Term Loan, 8.748%, (SOFR + 3.75%), 3/2/28		576	445,697
Term Loan, 8.815%, (SOFR + 3.75%), 3/2/28(11)		20,677	15,998,948
Term Loan - Second Lien, 12.248%, (SOFR + 7.25%), 3/2/29		6,475	3,885,000
Option Care Health, Inc., Term Loan, 7.775%, (1 mo. USD LIBOR + 2.75%), 10/27/28		2,055	2,055,102
Pediatric Associates Holding Company, LLC:
Term Loan, 7.517%, (3 mo. USD LIBOR + 3.25%), 12/29/28(12)		387	383,072
Term Loan, 8.275%, (1 mo. USD LIBOR + 3.25%), 12/29/28		2,545	2,517,749
Phoenix Guarantor, Inc.:
Term Loan, 8.275%, (1 mo. USD LIBOR + 3.25%), 3/5/26		24,179	23,810,808
Term Loan, 8.525%, (1 mo. USD LIBOR + 3.50%), 3/5/26		4,457	4,388,861
Radiology Partners, Inc., Term Loan, 9.347%, (SOFR + 4.25%), 7/9/25		21,715	16,087,472
Ramsay Generale de Sante S.A., Term Loan, 6.261%, (3 mo. EURIBOR + 3.05%), 4/22/27	EUR	7,400	8,130,278
Select Medical Corporation, Term Loan, 7.53%, (1 mo. USD LIBOR + 2.50%), 3/6/25		56,458	56,380,273
Sound Inpatient Physicians, Term Loan, 8.273%, (3 mo. USD LIBOR + 3.00%), 6/27/25		2,579	1,971,371
Synlab Bondco PLC, Term Loan, 5.193%, (6 mo. EURIBOR + 2.50%), 7/1/27	EUR	2,600	2,834,501
TTF Holdings, LLC, Term Loan, 9.063%, (1 mo. USD LIBOR + 4.00%), 3/31/28		5,644	5,644,322
U.S. Anesthesia Partners, Inc., Term Loan, 9.098%, (1 mo. USD LIBOR + 4.25%), 10/1/28		16,384	15,723,700
			$ 359,373,813
Health Care Technology — 1.7%
Bracket Intermediate Holding Corp., Term Loan, 9.287%, (3 mo. USD LIBOR + 4.25%), 9/5/25		3,426	$ 3,401,595
Certara, L.P., Term Loan, 8.525%, (1 mo. USD LIBOR + 3.50%), 8/15/26		9,330	9,272,063

31
See Notes to Financial Statements.

Senior Debt Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Health Care Technology (continued)
eResearchTechnology, Inc., Term Loan, 9.597%, (SOFR + 4.50%), 2/4/27		9,612	$ 9,138,264
GHX Ultimate Parent Corporation, Term Loan, 8.275%, (1 mo. USD LIBOR + 3.25%), 6/28/24		845	842,122
Imprivata, Inc.:
Term Loan, 8.775%, (1 mo. USD LIBOR + 3.75%), 12/1/27		15,274	14,828,925
Term Loan, 9.232%, (SOFR + 4.25%), 12/1/27		3,598	3,539,909
MedAssets Software Intermediate Holdings, Inc.:
Term Loan, 9.025%, (1 mo. USD LIBOR + 4.00%), 12/18/28		17,622	15,213,654
Term Loan - Second Lien, 11.775%, (1 mo. USD LIBOR + 6.75%), 12/17/29		9,625	5,790,034
Navicure, Inc., Term Loan, 9.025%, (1 mo. USD LIBOR + 4.00%), 10/22/26		10,080	10,071,651
PointClickCare Technologies, Inc., Term Loan, 8.063%, (1 mo. USD LIBOR + 3.00%), 12/29/27		4,310	4,293,838
Symplr Software, Inc., Term Loan, 9.645%, (SOFR + 4.50%), 12/22/27		9,393	8,524,086
Verscend Holding Corp., Term Loan, 9.025%, (1 mo. USD LIBOR + 4.00%), 8/27/25		21,471	21,473,293
			$ 106,389,434
Hotels, Restaurants & Leisure — 4.3%
1011778 B.C. Unlimited Liability Company, Term Loan, 6.775%, (1 mo. USD LIBOR + 1.75%), 11/19/26		24,077	$ 23,894,481
Bally's Corporation, Term Loan, 8.198%, (1 mo. USD LIBOR + 3.25%), 10/2/28		9,347	9,021,129
Carnival Corporation:
Term Loan, 6.765%, (1 mo. EURIBOR + 3.75%), 6/30/25	EUR	9,596	10,540,377
Term Loan, 8.025%, (1 mo. USD LIBOR + 3.00%), 6/30/25		4,091	4,075,528
Term Loan, 8.275%, (1 mo. USD LIBOR + 3.25%), 10/18/28		40,191	39,605,141
ClubCorp Holdings, Inc., Term Loan, 7.775%, (1 mo. USD LIBOR + 2.75%), 9/18/24		23,511	22,273,881
Fertitta Entertainment, LLC, Term Loan, 8.982%, (SOFR + 4.00%), 1/27/29		29,778	29,097,237
GVC Holdings (Gibraltar) Limited, Term Loan, 6.74%, (3 mo. EURIBOR + 3.75%), 6/30/28	EUR	20,792	22,927,759
Hilton Grand Vacations Borrower, LLC, Term Loan, 8.025%, (1 mo. USD LIBOR + 3.00%), 8/2/28		9,949	9,919,480
Oravel Stays Singapore Pte., Ltd., Term Loan, 13.27%, (3 mo. USD LIBOR + 8.25%), 6/23/26		5,944	5,156,528
Playa Resorts Holding B.V., Term Loan, 9.14%, (SOFR + 4.25%), 1/5/29		20,972	20,965,767
Borrower/Description	Principal Amount* (000's omitted)		Value
Hotels, Restaurants & Leisure (continued)
Scientific Games Holdings, L.P., Term Loan, 7.053%, (3 mo. EURIBOR + 4.00%), 4/4/29	EUR	1,000	$ 1,080,551
Scientific Games International, Inc., Term Loan, 7.981%, (SOFR + 3.00%), 4/14/29		7,925	7,925,038
SeaWorld Parks & Entertainment, Inc., Term Loan, 8.063%, (1 mo. USD LIBOR + 3.00%), 8/25/28		13,363	13,329,665
Stars Group Holdings B.V. (The):
Term Loan, 5.515%, (3 mo. EURIBOR + 2.50%), 7/21/26	EUR	12,305	13,491,602
Term Loan, 7.409%, (3 mo. USD LIBOR + 2.25%), 7/21/26		33,996	33,977,187
			$ 267,281,351
Household Durables — 1.7%
ACProducts, Inc., Term Loan, 9.409%, (3 mo. USD LIBOR + 4.25%), 5/17/28		20,481	$ 16,246,278
Libbey Glass, Inc., Term Loan, 13.46%, (SOFR + 8.50%), 8.71% cash, 4.75% PIK, 11/22/27(11)		19,532	19,630,094
Serta Simmons Bedding, LLC:
Term Loan, 0.00%, 8/10/23(8)		13,843	13,721,923
Term Loan - Second Lien, 0.00%, 8/10/23(8)		45,758	27,225,911
Solis IV B.V.:
Term Loan, 6.67%, (3 mo. EURIBOR + 4.00%), 2/26/29	EUR	4,700	4,824,496
Term Loan, 8.373%, (SOFR + 3.50%), 2/26/29		18,058	16,391,118
Spectrum Brands, Inc., Term Loan, 6.96%, (3 mo. USD LIBOR + 2.00%), 3/3/28		4,900	4,860,187
			$ 102,900,007
Household Products — 0.6%
Energizer Holdings, Inc., Term Loan, 7.329%, (SOFR + 2.25%), 12/22/27		7,789	$ 7,760,237
Kronos Acquisition Holdings, Inc.:
Term Loan, 8.703%, (3 mo. USD LIBOR + 3.75%), 12/22/26		9,857	9,630,418
Term Loan, 11.023%, (SOFR + 6.00%), 12/22/26		5,678	5,607,149
Nobel Bidco B.V., Term Loan, 5.942%, (6 mo. EURIBOR + 3.50%), 9/1/28	EUR	12,550	12,088,725
			$ 35,086,529
Independent Power and Renewable Electricity Producers — 0.3%
Calpine Construction Finance Company, L.P., Term Loan, 7.025%, (1 mo. USD LIBOR + 2.00%), 1/15/25		10,547	$ 10,549,619
Calpine Corporation:
Term Loan, 7.03%, (1 mo. USD LIBOR + 2.00%), 4/5/26		3,190	3,182,831

32
See Notes to Financial Statements.

Senior Debt Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Independent Power and Renewable Electricity Producers (continued)
Calpine Corporation: (continued)
Term Loan, 7.53%, (1 mo. USD LIBOR + 2.50%), 12/16/27		5,157	$ 5,144,889
			$ 18,877,339
Industrial Conglomerates — 0.3%
Rain Carbon GmbH, Term Loan, 5.969%, (3 mo. EURIBOR + 2.75%), 1/16/25	EUR	15,875	$ 16,967,661
			$ 16,967,661
Insurance — 1.9%
Alliant Holdings Intermediate, LLC:
Term Loan, 8.376%, (SOFR + 3.50%), 11/5/27		2,887	$ 2,869,914
Term Loan, 8.51%, (1 mo. USD LIBOR + 3.50%), 11/6/27		14,039	13,949,694
AmWINS Group, Inc.:
Term Loan, 7.268%, (1 mo. USD LIBOR + 2.25%), 2/19/28		22,261	22,092,472
Term Loan, 7.832%, (SOFR + 2.75%), 2/19/28		8,479	8,450,490
AssuredPartners, Inc., Term Loan, 8.482%, (SOFR + 3.50%), 2/12/27		5,321	5,250,302
Financiere CEP S.A.S., Term Loan, 6.765%, (3 mo. EURIBOR + 3.75%), 6/18/27	EUR	5,242	5,648,025
Hub International Limited:
Term Loan, 8.021%, (USD LIBOR + 3.00%), 4/25/25(11)		15,478	15,470,936
Term Loan, 8.511%, (3 mo. USD LIBOR + 3.25%), 4/25/25		6,973	6,970,953
NFP Corp., Term Loan, 8.275%, (1 mo. USD LIBOR + 3.25%), 2/15/27		27,773	27,248,770
Ryan Specialty Group, LLC, Term Loan, 8.082%, (SOFR + 3.00%), 9/1/27		9,865	9,864,918
			$ 117,816,474
Interactive Media & Services — 0.8%
Adevinta ASA:
Term Loan, 6.015%, (3 mo. EURIBOR + 3.00%), 6/26/28	EUR	7,241	$ 7,972,643
Term Loan, 7.909%, (3 mo. USD LIBOR + 2.75%), 6/26/28		6,362	6,375,607
Buzz Finco, LLC:
Term Loan, 7.832%, (1 mo. USD LIBOR + 2.75%), 1/29/27		2,748	2,748,885
Term Loan, 8.332%, (SOFR + 2.25%), 1/29/27		549	548,841
Foundational Education Group, Inc., Term Loan, 8.91%, (SOFR + 3.75%), 8/31/28		3,576	3,147,027
Borrower/Description	Principal Amount* (000's omitted)		Value
Interactive Media & Services (continued)
Getty Images, Inc.:
Term Loan, 8.063%, (3 mo. EURIBOR + 5.00%), 2/19/26	EUR	2,224	$ 2,442,947
Term Loan, 9.503%, (SOFR + 4.50%), 2/19/26(11)		16,141	16,170,851
Match Group, Inc., Term Loan, 6.713%, (3 mo. USD LIBOR + 1.75%), 2/13/27		7,625	7,591,640
			$ 46,998,441
IT Services — 5.6%
Asurion, LLC:
Term Loan, 8.275%, (1 mo. USD LIBOR + 3.25%), 12/23/26		5,435	$ 5,107,349
Term Loan, 8.275%, (1 mo. USD LIBOR + 3.25%), 7/31/27		11,515	10,668,648
Term Loan, 9.082%, (SOFR + 4.00%), 8/19/28		21,653	20,158,680
Term Loan, 9.332%, (SOFR + 4.25%), 8/19/28		7,374	6,898,181
Term Loan - Second Lien, 10.275%, (1 mo. USD LIBOR + 5.25%), 1/31/28		18,610	15,681,828
Term Loan - Second Lien, 10.275%, (1 mo. USD LIBOR + 5.25%), 1/20/29		4,375	3,667,405
Cyxtera DC Holdings, Inc.:
Term Loan, 8.068%, (3 mo. USD LIBOR + 3.00%), 5/1/24		45,767	34,344,197
Term Loan, 9.068%, (3 mo. USD LIBOR + 4.00%), 5/1/24		13,280	9,871,240
Endure Digital, Inc., Term Loan, 8.792%, (3 mo. USD LIBOR + 3.50%), 2/10/28		31,415	29,505,976
Gainwell Acquisition Corp., Term Loan, 8.998%, (SOFR + 4.00%), 10/1/27		69,587	67,195,229
Go Daddy Operating Company, LLC:
Term Loan, 7.025%, (1 mo. USD LIBOR + 2.00%), 8/10/27		9,847	9,846,563
Term Loan, 8.232%, (SOFR + 3.25%), 11/9/29		52,734	52,859,856
Informatica, LLC, Term Loan, 7.813%, (1 mo. USD LIBOR + 2.75%), 10/27/28		34,502	34,451,197
NAB Holdings, LLC, Term Loan, 8.048%, (SOFR + 3.00%), 11/23/28		18,368	18,153,206
Rackspace Technology Global, Inc., Term Loan, 7.595%, (3 mo. USD LIBOR + 2.75%), 2/15/28		13,554	5,698,453
team.blue Finco S.a.r.l., Term Loan, 6.715%, (3 mo. EURIBOR + 3.70%), 3/30/28	EUR	12,375	13,198,534
WEX, Inc., Term Loan, 7.347%, (SOFR + 2.25%), 3/31/28		4,361	4,359,443
			$ 341,665,985
Leisure Products — 0.7%
Accell Group N.V., Term Loan, 7.527%, (6 mo. EURIBOR + 4.50%), 6/14/29	EUR	3,500	$ 3,689,531

33
See Notes to Financial Statements.

Senior Debt Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Leisure Products (continued)
Amer Sports Oyj, Term Loan, 7.898%, (6 mo. EURIBOR + 4.25%), 3/30/26	EUR	20,475	$ 22,138,385
Fender Musical Instruments Corporation, Term Loan, 8.99%, (SOFR + 4.00%), 12/1/28		4,289	3,993,971
Hayward Industries, Inc., Term Loan, 7.525%, (1 mo. USD LIBOR + 2.50%), 5/30/28		12,343	12,022,440
SRAM, LLC, Term Loan, 7.775%, (1 mo. USD LIBOR + 2.75%), 5/18/28		2,116	2,088,369
			$ 43,932,696
Life Sciences Tools & Services — 2.7%
Avantor Funding, Inc.:
Term Loan, 5.515%, (1 mo. EURIBOR + 2.50%), 6/12/28	EUR	21,419	$ 23,565,889
Term Loan, 7.332%, (SOFR + 2.25%), 11/8/27		8,904	8,909,619
Cambrex Corporation, Term Loan, 8.482%, (SOFR + 3.50%), 12/4/26		5,940	5,908,182
Catalent Pharma Solutions, Inc., Term Loan, 7.063%, (1 mo. USD LIBOR + 2.00%), 2/22/28		786	781,835
Curia Global, Inc., Term Loan, 8.895%, (SOFR + 3.75%), 8/30/26(11)		19,518	17,072,841
ICON Luxembourg S.a.r.l., Term Loan, 7.41%, (SOFR + 2.25%), 7/3/28		59,886	59,904,403
IQVIA, Inc., Term Loan, 6.775%, (1 mo. USD LIBOR + 1.75%), 1/17/25		13,620	13,623,295
LGC Group Holdings, Ltd., Term Loan, 5.765%, (1 mo. EURIBOR + 2.75%), 4/21/27	EUR	4,025	4,231,873
Loire Finco Luxembourg S.a.r.l., Term Loan, 8.025%, (1 mo. USD LIBOR + 3.00%), 4/21/27		3,502	3,370,895
PRA Health Sciences, Inc., Term Loan, 7.126%, (SOFR + 2.25%), 7/3/28		14,921	14,925,458
Sotera Health Holdings, LLC, Term Loan, 8.023%, (3 mo. USD LIBOR + 2.75%), 12/11/26		11,625	11,348,906
			$ 163,643,196
Machinery — 5.6%
AI Alpine AT Bidco GmbH, Term Loan, 6.339%, (6 mo. EURIBOR + 3.00%), 10/31/25	EUR	6,125	$ 6,614,157
AI Aqua Merger Sub, Inc., Term Loan, 8.584%, (SOFR + 3.75%), 7/31/28		14,697	14,348,078
Albion Financing 3 S.a.r.l.:
Term Loan, 10.347%, (SOFR + 5.50%), 8/17/26		4,275	4,210,875
Term Loan, 10.523%, (3 mo. USD LIBOR + 5.25%), 8/17/26		20,096	19,709,407
Ali Group North America Corporation, Term Loan, 7.097%, (SOFR + 2.00%), 7/30/29		17,411	17,351,481
Alliance Laundry Systems, LLC, Term Loan, 8.559%, (3 mo. USD LIBOR + 3.50%), 10/8/27		546	544,279
Borrower/Description	Principal Amount* (000's omitted)		Value
Machinery (continued)
American Trailer World Corp., Term Loan, 8.832%, (SOFR + 3.75%), 3/3/28		16,117	$ 14,001,228
Apex Tool Group, LLC, Term Loan, 10.24%, (SOFR + 5.25%), 2/8/29		23,636	20,852,506
Clark Equipment Company, Term Loan, 7.498%, (SOFR + 2.50%), 4/20/29		14,157	14,157,000
Conair Holdings, LLC, Term Loan, 8.909%, (3 mo. USD LIBOR + 3.75%), 5/17/28		26,176	24,523,991
Delachaux Group S.A., Term Loan, 9.773%, (3 mo. USD LIBOR + 4.50%), 4/16/26		4,868	4,745,812
Engineered Machinery Holdings, Inc.:
Term Loan, 6.765%, (3 mo. EURIBOR + 3.75%), 5/21/28	EUR	11,943	12,864,032
Term Loan, 8.659%, (3 mo. USD LIBOR + 3.50%), 5/19/28		22,698	22,451,986
Term Loan - Second Lien, 11.159%, (3 mo. USD LIBOR + 6.00%), 5/21/29		2,000	1,842,500
EWT Holdings III Corp., Term Loan, 7.347%, (SOFR + 2.25%), 4/1/28		7,378	7,341,571
Filtration Group Corporation:
Term Loan, 6.515%, (1 mo. EURIBOR + 3.50%), 3/29/25	EUR	3,542	3,883,944
Term Loan, 8.025%, (1 mo. USD LIBOR + 3.00%), 3/29/25		5,416	5,416,863
Term Loan, 8.525%, (1 mo. USD LIBOR + 3.50%), 10/21/28		3,234	3,209,186
Gates Global, LLC, Term Loan, 7.471%, (SOFR + 2.50%), 3/31/27		18,468	18,443,737
Icebox Holdco III, Inc., Term Loan, 8.659%, (3 mo. USD LIBOR + 3.50%), 12/22/28		15,185	14,634,434
Illuminate Buyer, LLC, Term Loan, 8.597%, (1 mo. USD LIBOR + 3.50%), 6/30/27		881	872,802
Madison IAQ, LLC, Term Loan, 8.302%, (6 mo. USD LIBOR + 3.25%), 6/21/28		27,844	26,854,281
Pro Mach Group, Inc., Term Loan, 9.025%, (1 mo. USD LIBOR + 4.00%), 8/31/28		4,798	4,792,631
Roper Industrial Products Investment Company, LLC:
Term Loan, 8.015%, (3 mo. EURIBOR + 5.25%), 11/22/29	EUR	1,000	1,059,202
Term Loan, 9.398%, (SOFR + 4.50%), 11/22/29		5,050	5,026,856
SPX Flow, Inc., Term Loan, 9.582%, (SOFR + 4.50%), 4/5/29		20,377	19,704,780
Titan Acquisition Limited, Term Loan, 8.151%, (3 mo. USD LIBOR + 3.00%), 3/28/25		30,039	28,834,691
TK Elevator Topco GmbH, Term Loan, 6.567%, (6 mo. EURIBOR + 3.63%), 7/30/27	EUR	12,100	12,880,234

34
See Notes to Financial Statements.

Senior Debt Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Machinery (continued)
Vertical US Newco, Inc., Term Loan, 8.602%, (6 mo. USD LIBOR + 3.50%), 7/30/27		6	$ 6,067
Zephyr German BidCo GmbH, Term Loan, 6.645%, (3 mo. EURIBOR + 3.60%), 3/10/28	EUR	13,675	13,986,481
			$ 345,165,092
Media — 2.5%
Charter Communications Operating, LLC, Term Loan, 6.795%, (SOFR + 1.75%), 2/1/27(11)		8,903	$ 8,785,673
CSC Holdings, LLC:
Term Loan, 7.198%, (1 mo. USD LIBOR + 2.25%), 7/17/25		34,898	33,393,412
Term Loan, 7.198%, (1 mo. USD LIBOR + 2.25%), 1/15/26		5,620	5,321,328
Diamond Sports Group, LLC:
Term Loan, 13.064%, (SOFR + 8.15%), 5/25/26(8)		4,889	4,452,644
Term Loan - Second Lien, 8.167%, (SOFR + 3.25%), 8/24/26(8)		28,442	2,147,342
Gray Television, Inc., Term Loan, 7.418%, (SOFR + 2.50%), 1/2/26		3,553	3,520,719
Hubbard Radio, LLC, Term Loan, 9.28%, (1 mo. USD LIBOR + 4.25%), 3/28/25		7,847	6,434,630
iHeartCommunications, Inc.:
Term Loan, 8.025%, (1 mo. USD LIBOR + 3.00%), 5/1/26		1,127	979,732
Term Loan, 8.275%, (1 mo. USD LIBOR + 3.25%), 5/1/26		3,165	2,753,708
Magnite, Inc., Term Loan, 10.043%, (USD LIBOR + 5.00%), 4/28/28(11)		6,534	6,322,641
Mission Broadcasting, Inc., Term Loan, 7.348%, (1 mo. USD LIBOR + 2.50%), 6/2/28		4,028	4,024,222
Nexstar Broadcasting, Inc., Term Loan, 7.525%, (1 mo. USD LIBOR + 2.50%), 9/18/26		1,167	1,165,687
Recorded Books, Inc., Term Loan, 8.997%, (SOFR + 4.00%), 8/29/25		19,758	19,716,952
Sinclair Television Group, Inc.:
Term Loan, 7.53%, (1 mo. USD LIBOR + 2.50%), 9/30/26		5,333	4,795,408
Term Loan, 8.03%, (1 mo. USD LIBOR + 3.00%), 4/1/28		25,315	21,541,635
Univision Communications, Inc.:
Term Loan, 7.775%, (1 mo. USD LIBOR + 2.75%), 3/15/24		7,611	7,623,715
Term Loan, 8.275%, (1 mo. USD LIBOR + 3.25%), 3/15/26		23,312	23,198,594
			$ 156,178,042
Borrower/Description	Principal Amount* (000's omitted)		Value
Metals/Mining — 0.9%
American Consolidated Natural Resources, Inc., Term Loan, 21.27%, (3 mo. USD LIBOR + 16.00%), 18.27% cash, 3.00% PIK, 9/16/25		358	$ 359,677
Dynacast International, LLC:
Term Loan, 9.458%, (3 mo. USD LIBOR + 4.50%), 7/22/25		16,451	15,299,032
Term Loan, 13.958%, (3 mo. USD LIBOR + 9.00%), 10/22/25		2,941	2,220,340
PMHC II, Inc., Term Loan, 9.304%, (SOFR + 4.25%), 4/23/29		4,183	3,677,920
WireCo WorldGroup, Inc., Term Loan, 9.25%, (1 mo. USD LIBOR + 4.25%), 11/13/28		6,762	6,728,608
Zekelman Industries, Inc., Term Loan, 7.018%, (3 mo. USD LIBOR + 2.00%), 1/24/27		26,917	26,687,153
			$ 54,972,730
Oil, Gas & Consumable Fuels — 1.4%
Centurion Pipeline Company, LLC:
Term Loan, 10.25%, (USD Prime + 2.25%), 9/29/25		3,362	$ 3,369,418
Term Loan, 11.00%, (USD Prime + 3.00%), 9/28/25		2,000	2,003,437
Freeport LNG Investments, LLP, Term Loan, 8.75%, (3 mo. USD LIBOR + 3.50%), 12/21/28		9,327	9,077,626
GIP II Blue Holding, L.P., Term Loan, 9.659%, (3 mo. USD LIBOR + 4.50%), 9/29/28		19,168	19,158,000
Matador Bidco S.a.r.l., Term Loan, 9.582%, (SOFR + 4.50%), 10/15/26		33,633	33,493,867
Oryx Midstream Services Permian Basin, LLC, Term Loan, 8.193%, (SOFR + 3.25%), 10/5/28		6,528	6,465,911
Oxbow Carbon, LLC, Term Loan, 9.409%, (3 mo. USD LIBOR + 4.25%), 10/17/25		6,178	6,178,234
QuarterNorth Energy Holding, Inc., Term Loan - Second Lien, 13.025%, (1 mo. USD LIBOR + 8.00%), 8/27/26		7,607	7,588,345
			$ 87,334,838
Personal Products — 0.3%
HLF Financing S.a.r.l., Term Loan, 7.525%, (1 mo. USD LIBOR + 2.50%), 8/18/25		13,873	$ 13,821,348
Rainbow Finco S.a.r.l., Term Loan, 6.697%, (6 mo. EURIBOR + 3.50%), 2/23/29	EUR	2,895	3,062,402
			$ 16,883,750
Pharmaceuticals — 2.1%
Aenova Holding GmbH, Term Loan, 7.332%, (6 mo. EURIBOR + 4.50%), 3/6/26	EUR	4,075	$ 4,323,261

35
See Notes to Financial Statements.

Senior Debt Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Pharmaceuticals (continued)
AI Sirona (Luxembourg) Acquisition S.a.r.l., Term Loan, 6.265%, (1 mo. EURIBOR + 3.25%), 9/29/25	EUR	12,550	$ 13,643,641
Akorn, Inc., Term Loan, 0.00%, 10/1/25(8)		3,363	823,895
Amneal Pharmaceuticals, LLC, Term Loan, 8.563%, (1 mo. USD LIBOR + 3.50%), 5/4/25		2,602	2,447,533
Bausch Health Companies, Inc., Term Loan, 10.24%, (SOFR + 5.25%), 2/1/27		18,924	15,298,134
Elanco Animal Health Incorporated, Term Loan, 6.653%, (SOFR + 1.75%), 8/1/27		8,004	7,798,669
Horizon Therapeutics USA, Inc.:
Term Loan, 6.813%, (1 mo. USD LIBOR + 1.75%), 3/15/28		8,524	8,520,718
Term Loan, 7.063%, (1 mo. USD LIBOR + 2.00%), 5/22/26		13,469	13,466,445
Jazz Financing Lux S.a.r.l., Term Loan, 8.525%, (1 mo. USD LIBOR + 3.50%), 5/5/28		8,364	8,363,544
Mallinckrodt International Finance S.A.:
Term Loan, 10.198%, (1 mo. USD LIBOR + 5.25%), 9/30/27		38,513	27,663,349
Term Loan, 10.448%, (1 mo. USD LIBOR + 5.50%), 9/30/27		12,239	8,781,626
PharmaZell GmbH, Term Loan, 7.015%, (3 mo. EURIBOR + 4.00%), 5/12/27	EUR	1,950	2,077,083
Recipharm AB, Term Loan, 5.882%, (3 mo. EURIBOR + 3.20%), 2/17/28	EUR	15,275	15,774,307
			$ 128,982,205
Professional Services — 2.6%
AlixPartners, LLP, Term Loan, 6.24%, (3 mo. EURIBOR + 3.25%), 2/4/28	EUR	4,116	$ 4,482,984
APFS Staffing Holdings, Inc., Term Loan, 8.97%, (SOFR + 4.00%), 12/29/28(11)		3,960	3,912,975
Apleona Holding GmbH, Term Loan, 6.442%, (3 mo. EURIBOR + 3.20%), 4/28/28	EUR	10,525	11,144,481
CoreLogic, Inc., Term Loan, 8.563%, (1 mo. USD LIBOR + 3.50%), 6/2/28		17,422	15,681,590
Corporation Service Company, Term Loan, 8.332%, (SOFR + 3.25%), 11/2/29		5,554	5,559,748
Deerfield Dakota Holding, LLC, Term Loan, 8.648%, (SOFR + 3.75%), 4/9/27		10,783	10,453,182
EAB Global, Inc., Term Loan, 8.871%, (USD LIBOR + 3.50%), 8/16/28(11)		15,775	15,435,165
Employbridge Holding Company, Term Loan, 9.927%, (3 mo. USD LIBOR + 4.75%), 7/19/28		22,926	19,403,887
First Advantage Holdings, LLC, Term Loan, 7.775%, (1 mo. USD LIBOR + 2.75%), 1/31/27		3,606	3,601,210
Neptune Bidco U.S., Inc., Term Loan, 10.004%, (SOFR + 5.00%), 4/11/29		9,175	8,217,359
Borrower/Description	Principal Amount* (000's omitted)	Value
Professional Services (continued)
Rockwood Service Corporation, Term Loan, 9.025%, (1 mo. USD LIBOR + 4.00%), 1/23/27	6,273	$ 6,268,265
TMF Group Holding B.V., Term Loan, 5/5/28(10)	5,175	5,142,656
Trans Union, LLC:
Term Loan, 6.775%, (1 mo. USD LIBOR + 1.75%), 11/16/26	2,485	2,478,749
Term Loan, 7.275%, (1 mo. USD LIBOR + 2.25%), 12/1/28	42,361	42,308,426
Vaco Holdings, LLC, Term Loan, 10.048%, (SOFR + 5.00%), 1/21/29	3,950	3,940,125
		$ 158,030,802
Real Estate Management & Development — 0.8%
Cushman & Wakefield U.S. Borrower, LLC:
Term Loan, 7.775%, (1 mo. USD LIBOR + 2.75%), 8/21/25	15,481	$ 15,221,229
Term Loan, 8.332%, (SOFR + 3.25%), 1/31/30	14,526	14,172,371
RE/MAX International, Inc., Term Loan, 7.563%, (1 mo. USD LIBOR + 2.50%), 7/21/28	17,980	16,951,524
		$ 46,345,124
Road & Rail — 2.5%
Avis Budget Car Rental, LLC:
Term Loan, 6.847%, (SOFR + 1.75%), 8/6/27	33,946	$ 33,691,395
Term Loan, 8.582%, (SOFR + 3.50%), 3/16/29	4,125	4,133,250
Grab Holdings, Inc., Term Loan, 9.53%, (1 mo. USD LIBOR + 4.50%), 1/29/26	17,537	17,526,112
Hertz Corporation (The):
Term Loan, 8.275%, (1 mo. USD LIBOR + 3.25%), 6/30/28	16,577	16,549,680
Term Loan, 8.275%, (1 mo. USD LIBOR + 3.25%), 6/30/28	3,180	3,174,532
Kenan Advantage Group, Inc., Term Loan, 8.775%, (1 mo. USD LIBOR + 3.75%), 3/24/26	16,907	16,847,518
Uber Technologies, Inc., Term Loan, 7.689%, (SOFR + 2.75%), 3/3/30	64,238	64,077,550
		$ 156,000,037
Semiconductors & Semiconductor Equipment — 1.2%
Altar Bidco, Inc.:
Term Loan, 6.608%, (SOFR + 3.10%), 2/1/29	20,917	$ 20,409,549
Term Loan - Second Lien, 10.493%, (SOFR + 5.60%), 2/1/30	7,300	6,474,188
Bright Bidco B.V., Term Loan, 4.045%, (SOFR + 1.00%), 10/31/27	4,212	2,674,497
Entegris, Inc., Term Loan, 7.661%, (SOFR + 2.75%), 7/6/29(11)	2,494	2,497,907

36
See Notes to Financial Statements.

Senior Debt Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Semiconductors & Semiconductor Equipment (continued)
MACOM Technology Solutions Holdings, Inc., Term Loan, 7.275%, (1 mo. USD LIBOR + 2.25%), 5/17/24		1,630	$ 1,628,258
MaxLinear, Inc., Term Loan, 7.275%, (1 mo. USD LIBOR + 2.25%), 6/23/28		3,250	3,237,813
MKS Instruments, Inc., Term Loan, 7.814%, (SOFR + 2.75%), 8/17/29		33,510	33,442,281
Synaptics Incorporated, Term Loan, 7.399%, (6 mo. USD LIBOR + 2.25%), 12/2/28		3,189	3,176,917
Ultra Clean Holdings, Inc., Term Loan, 8.775%, (1 mo. USD LIBOR + 3.75%), 8/27/25		2,894	2,900,748
			$ 76,442,158
Software — 19.0%
Applied Systems, Inc., Term Loan, 9.398%, (SOFR + 4.50%), 9/18/26		68,122	$ 68,334,954
Aptean, Inc.:
Term Loan, 9.221%, (SOFR + 4.25%), 4/23/26		27,461	26,592,206
Term Loan - Second Lien, 12.082%, (SOFR + 7.10%), 4/23/27		6,500	6,069,375
Astra Acquisition Corp.:
Term Loan, 10.275%, (1 mo. USD LIBOR + 5.25%), 10/25/28		14,219	11,611,997
Term Loan - Second Lien, 13.90%, (1 mo. USD LIBOR + 8.88%), 10/25/29		21,995	14,516,510
Banff Merger Sub, Inc.:
Term Loan, 7.015%, (1 mo. EURIBOR + 4.00%), 10/2/25	EUR	5,946	6,472,936
Term Loan, 8.775%, (1 mo. USD LIBOR + 3.75%), 10/2/25		15,086	14,917,355
Term Loan - Second Lien, 10.525%, (1 mo. USD LIBOR + 5.50%), 2/27/26		9,470	9,185,900
CDK Global, Inc., Term Loan, 9.148%, (SOFR + 4.25%), 7/6/29		31,646	31,650,624
CentralSquare Technologies, LLC, Term Loan, 8.909%, (3 mo. USD LIBOR + 3.75%), 8/29/25		22,072	19,790,393
Cloudera, Inc.:
Term Loan, 8.832%, (SOFR + 3.75%), 10/8/28		29,118	28,149,015
Term Loan - Second Lien, 11.082%, (SOFR + 6.00%), 10/8/29		9,450	8,410,500
ConnectWise, LLC, Term Loan, 8.525%, (1 mo. USD LIBOR + 3.50%), 9/29/28		14,149	13,753,965
Constant Contact, Inc., Term Loan, 9.198%, (3 mo. USD LIBOR + 4.00%), 2/10/28		13,031	12,328,054
Cornerstone OnDemand, Inc., Term Loan, 8.775%, (1 mo. USD LIBOR + 3.75%), 10/16/28		17,078	15,177,628
Delta TopCo, Inc., Term Loan, 8.656%, (SOFR + 3.75%), 12/1/27		14,107	13,524,783
Borrower/Description	Principal Amount* (000's omitted)		Value
Software (continued)
E2open, LLC, Term Loan, 8.566%, (USD LIBOR + 3.50%), 2/4/28(11)		20,166	$ 20,117,660
ECI Macola Max Holding, LLC, Term Loan, 8.909%, (3 mo. USD LIBOR + 3.75%), 11/9/27		26,931	26,659,206
Epicor Software Corporation:
Term Loan, 8.275%, (1 mo. USD LIBOR + 3.25%), 7/30/27		70,106	69,349,847
Term Loan - Second Lien, 12.832%, (SOFR + 7.75%), 7/31/28		7,650	7,652,387
Finastra USA, Inc.:
Term Loan, 8.655%, (3 mo. USD LIBOR + 3.50%), 6/13/24		59,908	57,223,227
Term Loan - Second Lien, 12.405%, (3 mo. USD LIBOR + 7.25%), 6/13/25		29,000	24,640,952
Fiserv Investment Solutions, Inc., Term Loan, 8.946%, (SOFR + 4.00%), 2/18/27		6,476	6,289,610
GoTo Group, Inc., Term Loan, 9.775%, (1 mo. USD LIBOR + 4.75%), 8/31/27		28,495	17,310,700
Hyland Software, Inc.:
Term Loan, 8.525%, (1 mo. USD LIBOR + 3.50%), 7/1/24		57,442	57,147,863
Term Loan - Second Lien, 11.275%, (1 mo. USD LIBOR + 6.25%), 7/7/25		9,690	9,341,885
IGT Holding IV AB:
Term Loan, 6.165%, (3 mo. EURIBOR + 3.40%), 3/31/28	EUR	6,205	6,668,753
Term Loan, 8.462%, (SOFR + 3.40%), 3/31/28		1,666	1,665,505
Imperva, Inc., Term Loan, 8.859%, (3 mo. USD LIBOR + 4.00%), 1/12/26		4,924	4,599,271
Ivanti Software, Inc.:
Term Loan, 9.212%, (3 mo. USD LIBOR + 4.25%), 12/1/27		15,340	12,414,100
Term Loan - Second Lien, 12.212%, (3 mo. USD LIBOR + 7.25%), 12/1/28		9,000	5,523,750
Magenta Buyer, LLC:
Term Loan, 10.03%, (3 mo. USD LIBOR + 4.75%), 7/27/28		36,960	31,305,334
Term Loan - Second Lien, 13.53%, (3 mo. USD LIBOR + 8.25%), 7/27/29		17,275	13,215,375
Marcel LUX IV S.a.r.l.:
Term Loan, 6.552%, (3 mo. EURIBOR + 3.50%), 3/16/26	EUR	9,150	9,975,264
Term Loan, 8.18%, (SOFR + 3.25%), 3/15/26		11,762	11,688,942
Term Loan, 8.93%, (SOFR + 4.00%), 12/31/27		910	904,287
Maverick Bidco, Inc., Term Loan, 9.057%, (3 mo. USD LIBOR + 3.75%), 5/18/28		11,975	11,545,600
McAfee, LLC:
Term Loan, 7.241%, (EURIBOR + 4.00%), 3/1/29(11)	EUR	3,284	3,445,189
Term Loan, 8.653%, (SOFR + 3.75%), 3/1/29		24,600	23,272,582

37
See Notes to Financial Statements.

Senior Debt Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Software (continued)
MH Sub I, LLC, Term Loan, 8.775%, (1 mo. USD LIBOR + 3.75%), 9/13/24		5,244	$ 5,234,748
Mitnick Corporate Purchaser, Inc., Term Loan, 9.895%, (SOFR + 4.75%), 5/2/29		2,200	2,071,436
N-Able International Holdings II, LLC, Term Loan, 7.953%, (3 mo. USD LIBOR + 3.00%), 7/19/28		1,640	1,627,559
NortonLifeLock, Inc., Term Loan, 7.082%, (SOFR + 2.00%), 9/12/29		3,912	3,876,275
Open Text Corporation, Term Loan, 8.582%, (SOFR + 3.50%), 1/31/30		29,202	29,220,064
Panther Commercial Holdings, L.P., Term Loan, 9.275%, (1 mo. USD LIBOR + 4.25%), 1/7/28		23,209	22,585,146
Polaris Newco, LLC:
Term Loan, 7.242%, (3 mo. EURIBOR + 4.00%), 6/2/28	EUR	9,210	8,974,839
Term Loan, 9.159%, (3 mo. USD LIBOR + 4.00%), 6/2/28		7,810	7,255,218
Proofpoint, Inc.:
Term Loan, 8.275%, (1 mo. USD LIBOR + 3.25%), 8/31/28		39,530	38,759,051
Term Loan - Second Lien, 11.275%, (1 mo. USD LIBOR + 6.25%), 8/31/29		2,070	1,983,319
Quartz Acquireco, LLC, Term Loan, 4/14/30(10)		10,625	10,591,797
Quest Software US Holdings, Inc., Term Loan, 9.445%, (SOFR + 4.25%), 2/1/29		22,138	19,061,783
RealPage, Inc., Term Loan, 8.025%, (1 mo. USD LIBOR + 3.00%), 4/24/28		21,037	20,468,722
Red Planet Borrower, LLC, Term Loan, 8.322%, (SOFR + 3.75%), 10/2/28		16,698	11,563,516
Redstone Holdco 2 L.P., Term Loan, 10.005%, (3 mo. USD LIBOR + 4.75%), 4/27/28		20,802	17,720,796
Sabre GLBL, Inc.:
Term Loan, 8.525%, (1 mo. USD LIBOR + 3.50%), 12/17/27		8,605	6,769,293
Term Loan, 8.525%, (1 mo. USD LIBOR + 3.50%), 12/17/27		5,398	4,217,333
Term Loan, 9.332%, (SOFR + 4.25%), 6/30/28		3,929	3,133,528
Skillsoft Corporation, Term Loan, 10.197%, (SOFR + 5.25%), 7/14/28		11,479	9,848,218
SolarWinds Holdings, Inc., Term Loan, 8.982%, (SOFR + 4.00%), 2/5/27		26,750	26,768,565
Sophia, L.P., Term Loan, 8.659%, (3 mo. USD LIBOR + 3.50%), 10/7/27		33,029	32,657,328
SS&C European Holdings S.a.r.l., Term Loan, 6.775%, (1 mo. USD LIBOR + 1.75%), 4/16/25		5,128	5,124,993
SS&C Technologies, Inc.:
Term Loan, 6.775%, (1 mo. USD LIBOR + 1.75%), 4/16/25		5,782	5,779,312
Term Loan, 6.775%, (1 mo. USD LIBOR + 1.75%), 4/16/25		4,909	4,903,665
Borrower/Description	Principal Amount* (000's omitted)		Value
Software (continued)
SS&C Technologies, Inc.: (continued)
Term Loan, 7.332%, (SOFR + 2.25%), 3/22/29		3,147	$ 3,137,824
Term Loan, 7.332%, (SOFR + 2.25%), 3/22/29		4,742	4,728,642
SurveyMonkey, Inc., Term Loan, 8.847%, (SOFR + 3.75%), 10/10/25		9,485	9,461,195
Turing Midco, LLC, Term Loan, 7.525%, (1 mo. USD LIBOR + 2.50%), 3/24/28		735	734,452
Ultimate Software Group, Inc. (The):
Term Loan, 8.271%, (SOFR + 3.25%), 5/4/26		54,377	53,063,855
Term Loan, 8.895%, (SOFR + 3.75%), 5/4/26		786	773,796
Veritas US, Inc., Term Loan, 10.025%, (1 mo. USD LIBOR + 5.00%), 9/1/25		16,468	12,705,165
Vision Solutions, Inc., Term Loan, 9.255%, (3 mo. USD LIBOR + 4.00%), 4/24/28		39,457	35,187,257
VS Buyer, LLC, Term Loan, 7.903%, (SOFR + 3.00%), 2/28/27		14,889	14,721,690
			$ 1,167,153,864
Specialty Retail — 2.8%
Belron Finance US, LLC, Term Loan, 7.30%, (3 mo. USD LIBOR + 2.43%), 4/13/28		8,551	$ 8,549,431
Belron Luxembourg S.a.r.l., Term Loan, 4.97%, (3 mo. EURIBOR + 2.50%), 4/13/28	EUR	3,925	4,312,343
Boels Topholding B.V., Term Loan, 6.01%, (1 mo. EURIBOR + 3.25%), 2/6/27	EUR	8,800	9,595,713
David's Bridal, Inc.:
Term Loan, 12.273%, (3 mo. USD LIBOR + 7.00%), 12/31/24(5)(8)		3,370	0
Term Loan, 15.27%, (3 mo. USD LIBOR + 10.00%), 10.27% cash, 5.00% PIK, 6/23/23(5)(8)		2,780	0
Etraveli Holding AB, Term Loan, 7.015%, (3 mo. EURIBOR + 4.00%), 8/2/24	EUR	9,472	10,362,222
Great Outdoors Group, LLC, Term Loan, 8.775%, (1 mo. USD LIBOR + 3.75%), 3/6/28		35,455	35,230,124
Harbor Freight Tools USA, Inc., Term Loan, 7.775%, (1 mo. USD LIBOR + 2.75%), 10/19/27		35,459	34,528,525
Hoya Midco, LLC, Term Loan, 8.295%, (SOFR + 3.25%), 2/3/29		4,870	4,826,928
Les Schwab Tire Centers, Term Loan, 8.064%, (3 mo. USD LIBOR + 3.25%), 11/2/27		28,832	28,747,546
LIDS Holdings, Inc., Term Loan, 10.393%, (SOFR + 5.50%), 12/14/26		5,970	5,671,055
Mattress Firm, Inc., Term Loan, 9.39%, (3 mo. USD LIBOR + 4.25%), 9/25/28		17,541	16,324,365
PetSmart, Inc., Term Loan, 8.832%, (SOFR + 3.75%), 2/11/28		15,469	15,390,122
			$ 173,538,374

38
See Notes to Financial Statements.

Senior Debt Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Technology Hardware, Storage & Peripherals — 0.1%
NCR Corporation, Term Loan, 7.78%, (3 mo. USD LIBOR + 2.50%), 8/28/26		6,414	$ 6,343,133
			$ 6,343,133
Trading Companies & Distributors — 4.4%
American Builders & Contractors Supply Co., Inc., Term Loan, 7.082%, (SOFR + 2.00%), 1/15/27		22,938	$ 22,880,693
Avolon TLB Borrower 1 (US), LLC:
Term Loan, 6.703%, (1 mo. USD LIBOR + 1.75%), 1/15/25		23,425	23,340,534
Term Loan, 7.203%, (1 mo. USD LIBOR + 2.25%), 12/1/27		17,887	17,887,316
Beacon Roofing Supply, Inc., Term Loan, 7.275%, (1 mo. USD LIBOR + 2.25%), 5/19/28		5,199	5,190,818
Core & Main, L.P., Term Loan, 7.627%, (SOFR + 2.50%), 7/27/28(11)		9,594	9,546,253
DXP Enterprises, Inc., Term Loan, 9.955%, (3 mo. USD LIBOR + 5.25%), 12/23/27		9,485	9,437,187
Electro Rent Corporation, Term Loan, 10.271%, (SOFR + 5.50%), 11/1/24		22,035	21,539,202
Hillman Group, Inc. (The):
Term Loan, 3.146%, (3 mo. USD LIBOR + 2.75%), 7/14/28(12)		286	284,743
Term Loan, 7.775%, (1 mo. USD LIBOR + 2.75%), 7/14/28		1,176	1,172,378
Park River Holdings, Inc., Term Loan, 8.522%, (6 mo. USD LIBOR + 3.25%), 12/28/27		12,745	11,919,752
Patagonia Bidco Limited, Term Loan, 8.678%, (SONIA + 5.25%), 11/1/28	GBP	20,050	22,457,578
PEARLS (Netherlands) Bidco B.V., Term Loan, 6.742%, (3 mo. EURIBOR + 3.50%), 2/26/29	EUR	6,000	6,449,423
Quimper AB, Term Loan, 5.977%, (3 mo. EURIBOR + 2.93%), 2/16/26	EUR	27,350	29,236,635
Spin Holdco, Inc., Term Loan, 8.986%, (3 mo. USD LIBOR + 4.00%), 3/4/28		60,685	50,650,302
SRS Distribution, Inc.:
Term Loan, 8.471%, (SOFR + 3.50%), 6/2/28		5,382	5,141,370
Term Loan, 8.525%, (1 mo. USD LIBOR + 3.50%), 6/2/28		16,377	15,669,512
White Cap Buyer, LLC, Term Loan, 8.732%, (SOFR + 3.75%), 10/19/27		20,950	20,793,284
			$ 273,596,980
Transportation Infrastructure — 0.0%(4)
Brown Group Holding, LLC, Term Loan, 8.778%, (SOFR + 3.75%), 7/2/29		1,443	$ 1,439,044
			$ 1,439,044
Borrower/Description	Principal Amount* (000's omitted)	Value
Wireless Telecommunication Services — 0.4%
CCI Buyer, Inc., Term Loan, 8.898%, (SOFR + 4.00%), 12/17/27	9,909	$ 9,761,687
Digicel International Finance Limited, Term Loan, 8.275%, (1 mo. USD LIBOR + 3.25%), 5/28/24	19,019	17,283,879
		$ 27,045,566
Total Senior Floating-Rate Loans (identified cost $7,274,404,330)		$ 6,781,884,874

Warrants — 0.0%
Security	Shares	Value
Leisure Goods/Activities/Movies — 0.0%
Cineworld Group PLC, Exp. 11/23/25(6)(7)	2,180,552	$ 0
		$ 0
Retailers (Except Food and Drug) — 0.0%
David’s Bridal, LLC, Exp. 12/31/28(5)(6)(7)	37,742	$ 0
		$ 0
Total Warrants (identified cost $0)		$ 0

Short-Term Investments — 2.7%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.78%(13)	166,235,036	$ 166,235,036
Total Short-Term Investments (identified cost $166,235,035)		$ 166,235,036
Total Investments — 128.2% (identified cost $8,540,009,659)		$ 7,886,912,266
Less Unfunded Loan Commitments — (0.2)%		$ (10,531,439)
Net Investments — 128.0% (identified cost $8,529,478,220)		$ 7,876,380,827
Other Assets, Less Liabilities — (28.0)%		$ (1,726,499,403)
Net Assets — 100.0%		$ 6,149,881,424

39
See Notes to Financial Statements.

Senior Debt Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2023, the aggregate value of these securities is $867,386,505 or 14.1% of the Portfolio's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2023.
(3)	When-issued security.
(4)	Amount is less than 0.05%.
(5)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 8).
(6)	Non-income producing security.
(7)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.
(8)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(9)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) or the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(10)	This Senior Loan will settle after April 30, 2023, at which time the interest rate will be determined.
(11)	The stated interest rate represents the weighted average interest rate at April 30, 2023 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.
(12)	Unfunded or partially unfunded loan commitments. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. At April 30, 2023, the total value of unfunded loan commitments is $9,059,017. See Note 1F for description.
(13)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of April 30, 2023.

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	15,000,000	USD	16,492,181	Citibank, N.A.	5/3/23	$ 36,326	$ —
USD	339,962,178	EUR	312,407,318	Standard Chartered Bank	5/3/23	—	(4,279,586)
EUR	12,000,000	USD	12,877,468	Bank of America, N.A.	5/31/23	366,710	—
EUR	18,000,000	USD	19,077,061	HSBC Bank USA, N.A.	5/31/23	789,205	—
GBP	1,000,000	USD	1,185,497	State Street Bank and Trust Company	5/31/23	72,025	—
USD	879,257	EUR	829,327	Bank of America, N.A.	5/31/23	—	(36,057)
USD	5,948,233	EUR	5,500,000	Bank of America, N.A.	5/31/23	—	(122,015)
USD	66,158,682	EUR	62,368,522	Citibank, N.A.	5/31/23	—	(2,676,298)
USD	1,068,181	EUR	1,000,000	State Street Bank and Trust Company	5/31/23	—	(35,500)
USD	66,162,449	EUR	62,368,522	State Street Bank and Trust Company	5/31/23	—	(2,672,530)
USD	66,160,123	EUR	62,368,522	State Street Bank and Trust Company	5/31/23	—	(2,674,857)
40
See Notes to Financial Statements.

Senior Debt Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	66,158,046	EUR	62,368,522	State Street Bank and Trust Company	5/31/23	$ —	$ (2,676,934)
USD	66,143,025	EUR	62,368,526	State Street Bank and Trust Company	5/31/23	—	(2,691,958)
USD	105,208	GBP	87,834	Bank of America, N.A.	5/31/23	—	(5,245)
USD	52,703,531	GBP	44,012,975	State Street Bank and Trust Company	5/31/23	—	(2,643,776)
USD	328,896,198	EUR	297,407,318	Standard Chartered Bank	6/2/23	616,508	—
EUR	11,000,000	USD	11,674,653	Bank of America, N.A.	6/30/23	486,309	—
EUR	39,000,000	USD	42,987,223	Standard Chartered Bank	6/30/23	128,913	—
USD	18,469,545	EUR	16,954,215	Bank of America, N.A.	6/30/23	—	(274,051)
USD	54,443,400	EUR	50,000,000	Goldman Sachs International	6/30/23	—	(833,698)
USD	24,341,658	EUR	22,114,359	JPMorgan Chase Bank, N.A.	6/30/23	—	(106,694)
USD	54,461,050	EUR	50,000,000	Standard Chartered Bank	6/30/23	—	(816,049)
USD	54,458,960	EUR	50,000,000	Standard Chartered Bank	6/30/23	—	(818,139)
USD	54,450,700	EUR	50,000,000	Standard Chartered Bank	6/30/23	—	(826,398)
USD	54,447,420	EUR	50,000,000	Standard Chartered Bank	6/30/23	—	(829,678)
						$2,495,996	$(25,019,463)
Abbreviations:
DIP	– Debtor In Possession
EURIBOR	– Euro Interbank Offered Rate
LIBOR	– London Interbank Offered Rate
OTC	– Over-the-counter
PIK	– Payment In Kind
REITs	– Real Estate Investment Trusts
SOFR	– Secured Overnight Financing Rate
SONIA	– Sterling Overnight Interbank Average
Currency Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
USD	– United States Dollar
41
See Notes to Financial Statements.

Senior Debt Portfolio
April 30, 2023
Statement of Assets and Liabilities (Unaudited)

April 30, 2023
Assets
Unaffiliated investments, at value (identified cost $8,363,243,184)	$ 7,710,145,791
Affiliated investment, at value (identified cost $166,235,036)	166,235,036
Cash	50,138,334
Deposits for derivatives collateral — forward foreign currency exchange contracts	25,560,000
Foreign currency, at value (identified cost $17,136,705)	17,129,683
Interest receivable	50,349,923
Dividends receivable from affiliated investment	607,706
Receivable for investments sold	97,766,451
Receivable for open forward foreign currency exchange contracts	2,495,996
Prepaid upfront fees on notes payable	3,576,648
Prepaid expenses	91,621
Other assets	1,511,146
Total assets	$8,125,608,335
Liabilities
Notes payable	$ 1,875,000,000
Cash collateral due to broker	420,000
Payable for investments purchased	61,383,970
Payable for when-issued securities	5,197,500
Payable for open forward foreign currency exchange contracts	25,019,463
Payable to affiliates:
Investment adviser fee	2,764,342
Trustees' fees	9,042
Accrued expenses	5,932,594
Total liabilities	$1,975,726,911
Net Assets applicable to investors' interest in Portfolio	$6,149,881,424
42
See Notes to Financial Statements.

Senior Debt Portfolio
April 30, 2023
Statement of Operations (Unaudited)

Six Months Ended
April 30, 2023
Investment Income
Dividend income	$ 3,199,553
Dividend income from affiliated investment	2,745,524
Interest and other income	360,050,607
Total investment income	$ 365,995,684
Expenses
Investment adviser fee	$ 17,935,041
Trustees’ fees and expenses	45,208
Custodian fee	695,526
Legal and accounting services	173,102
Interest expense and fees	57,593,707
Miscellaneous	205,540
Total expenses	$ 76,648,124
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$ 104,266
Total expense reductions	$ 104,266
Net expenses	$ 76,543,858
Net investment income	$ 289,451,826
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$ (84,412,231)
Foreign currency transactions	3,598,063
Forward foreign currency exchange contracts	(74,222,099)
Net realized loss	$(155,036,267)
Change in unrealized appreciation (depreciation):
Investments	$ 333,214,819
Foreign currency	112,186
Forward foreign currency exchange contracts	(18,966,984)
Net change in unrealized appreciation (depreciation)	$ 314,360,021
Net realized and unrealized gain	$ 159,323,754
Net increase in net assets from operations	$ 448,775,580
43
See Notes to Financial Statements.

Senior Debt Portfolio
April 30, 2023
Statements of Changes in Net Assets

	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 289,451,826	$ 454,111,028
Net realized gain (loss)	(155,036,267)	61,185,798
Net change in unrealized appreciation (depreciation)	314,360,021	(933,652,683)
Net increase (decrease) in net assets from operations	$ 448,775,580	$ (418,355,857)
Capital transactions:
Contributions	$ 58,338,399	$ 2,156,822,498
Withdrawals	(1,726,737,746)	(2,792,514,701)
Net decrease in net assets from capital transactions	$(1,668,399,347)	$ (635,692,203)
Net decrease in net assets	$(1,219,623,767)	$(1,054,048,060)
Net Assets
At beginning of period	$ 7,369,505,191	$ 8,423,553,251
At end of period	$ 6,149,881,424	$ 7,369,505,191
44
See Notes to Financial Statements.

Senior Debt Portfolio
April 30, 2023
Statement of Cash Flows (Unaudited)

Six Months Ended
April 30, 2023
Cash Flows From Operating Activities
Net increase in net assets from operations	$ 448,775,580
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Investments purchased	(420,897,337)
Investments sold and principal repayments	2,180,916,345
Increase in short-term investments, net	(80,025,073)
Net amortization/accretion of premium (discount)	(8,753,383)
Amortization of prepaid upfront fees on notes payable	1,681,781
Increase in interest receivable	(4,298,634)
Increase in dividends receivable from affiliated investment	(312,144)
Decrease in receivable for open forward foreign currency exchange contracts	1,168,575
Increase in other assets	(1,511,146)
Increase in cash collateral due to brokers	420,000
Increase in payable for open forward foreign currency exchange contracts	17,798,409
Decrease in payable to affiliate for investment adviser fee	(578,327)
Decrease in accrued expenses	(1,183,438)
Decrease in unfunded loan commitments	(6,991,814)
Net change in unrealized appreciation (depreciation) from investments	(333,214,819)
Net realized loss from investments	84,412,231
Net cash provided by operating activities	$ 1,877,406,806
Cash Flows From Financing Activities
Proceeds from capital contributions	$ 58,338,399
Payments for capital withdrawals	(1,726,737,746)
Proceeds from notes payable	150,000,000
Repayments of notes payable	(350,000,000)
Payment of prepaid upfront fees on notes payable	(3,787,500)
Net cash used in financing activities	$(1,872,186,847)
Net increase in cash and restricted cash*	$ 5,219,959
Cash and restricted cash at beginning of period (including foreign currency)	$ 87,608,058
Cash and restricted cash at end of period (including foreign currency)	$ 92,828,017
Supplemental disclosure of cash flow information:
Cash paid for interest and fees on borrowings	$ 61,157,276
*	Includes net change in unrealized appreciation (depreciation) on foreign currency of $(3,977).
The following table provides a reconciliation of cash and restricted cash reported within the Statement of Assets and Liabilities that sum to the total of such amounts shown on the Statement of Cash Flows.

April 30, 2023
Cash	$ 50,138,334
Deposits for derivatives collateral — forward foreign currency exchange contracts	25,560,000
Foreign currency	17,129,683
Total cash and restricted cash as shown on the Statement of Cash Flows	$92,828,017
45
See Notes to Financial Statements.

Senior Debt Portfolio
April 30, 2023
Financial Highlights

	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31,
		2022	2021	2020	2019	2018
Ratios/Supplemental Data
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.57% (1)	0.52%	0.53%	0.56%	0.55%	0.51%
Interest and fee expense	1.72% (1)	0.47%	0.32%	0.60%	0.88%	0.47%
Total expenses	2.29% (1)(2)	0.99% (2)	0.85%	1.16%	1.43%	0.98%
Net investment income	8.67% (1)	5.16%	4.19%	4.86%	5.63%	4.92%
Portfolio Turnover	6% (3)	27%	28%	30%	17%	29%
Total Return	6.87% (3)	(4.22)%	9.75%	0.39%	2.04%	5.41%
Net assets, end of period (000’s omitted)	$6,149,881	$7,369,505	$8,423,553	$5,449,434	$7,343,453	$10,969,159
(1)	Annualized.
(2)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to 0.005% of average daily net assets for the six months ended April 30, 2023 and the year ended October 31, 2022).
(3)	Not annualized.
46

Senior Debt Portfolio
April 30, 2023
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Senior Debt Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Portfolio’s investment objective is to provide a high level of current income. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2023, Eaton Vance Floating-Rate Advantage Fund, Eaton Vance Short Duration Strategic Income Fund and Eaton Vance Short Duration Inflation-Protected Income Fund held an interest of 95.4%, 2.1% and 2.5%, respectively, in the Portfolio.
The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Senior Loans, for which a valuation is not available or deemed unreliable, are fair valued by the investment adviser utilizing one or more of the valuation techniques described below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.
Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Portfolio’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
47

Senior Debt Portfolio
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Withholding taxes on foreign dividends have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.
D  Federal Taxes—The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.
As of April 30, 2023, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
F  Unfunded Loan Commitments—The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower's discretion. These commitments are disclosed in the accompanying Portfolio of Investments. At April 30, 2023, the Portfolio had sufficient cash and/or securities to cover these commitments.
G  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
H  Indemnifications—Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.
I  Forward Foreign Currency Exchange Contracts—The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.
J  When-Issued Securities and Delayed Delivery Transactions—The Portfolio may purchase securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Portfolio maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract.
K  Interim Financial Statements—The interim financial statements relating to April 30, 2023 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
48

Senior Debt Portfolio
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

2  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate as a percentage of average daily gross assets as follows and is payable monthly:
Average Daily Gross Assets	Annual Fee Rate
Up to and including $1 billion	0.5000%
In excess of $1 billion up to and including $2 billion	0.4500%
In excess of $2 billion up to and including $7 billion	0.4000%
In excess of $7 billion up to and including $10 billion	0.3875%
In excess of $10 billion up to and including $15 billion	0.3750%
In excess of $15 billion	0.3625%
Gross assets are calculated by deducting all liabilities of the Portfolio except the principal amount of any indebtedness for money borrowed. For the six months ended April 30, 2023, the Portfolio’s investment adviser fee amounted to $17,935,041 or 0.54% (annualized) of the Portfolio's average daily net assets. The Portfolio may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the "Liquidity Fund"), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley.  The investment adviser fee paid by the Portfolio is reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Fund. For the six months ended April 30, 2023, the investment adviser fee paid was reduced by $104,266 relating to the Portfolio's investment in the Liquidity Fund.
Trustees and officers of the Portfolio who are members of BMR’s organization receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2023, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organization.
3  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and principal repayments on Senior Loans, aggregated $469,695,928 and $2,146,939,813, respectively, for the six months ended April 30, 2023.
4  Federal Income Tax Basis of Investments
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Portfolio at April 30, 2023, as determined on a federal income tax basis, were as follows:
Aggregate cost	$8,530,593,964
Gross unrealized appreciation	$ 29,336,635
Gross unrealized depreciation	(706,073,239)
Net unrealized depreciation	$ (676,736,604)
5  Financial Instruments
The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2023 is included in the Portfolio of Investments. At April 30, 2023, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.
49

Senior Debt Portfolio
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.
The Portfolio enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio's net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2023, the fair value of derivatives with credit related contingent features in a net liability position was $25,019,463. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $25,140,000 at April 30, 2023.
The over-the-counter (OTC) derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.
The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments. The carrying amount of the liability for cash collateral due to broker at April 30, 2023 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 8) at  April 30, 2023.
The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at April 30, 2023 was as follows:
	Fair Value
Derivative	Asset Derivative(1)	Liability Derivative(2)
Forward foreign currency exchange contracts	$2,495,996	$(25,019,463)
(1)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts.
(2)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts.
50

Senior Debt Portfolio
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

The Portfolio's derivative assets and liabilities at fair value by type, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above.The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for such assets and pledged by the Portfolio for such liabilities as of April 30, 2023.
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)
Bank of America, N.A.	$ 853,019	$ (437,368)	$ —	$ (415,651)	$ —
Citibank, N.A.	36,326	(36,326)	—	—	—
HSBC Bank USA, N.A.	789,205	—	(789,205)	—	—
Standard Chartered Bank	745,421	(745,421)	—	—	—
State Street Bank and Trust Company	72,025	(72,025)	—	—	—
	$2,495,996	$(1,291,140)	$(789,205)	$(415,651)	$ —

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)
Bank of America, N.A.	$ (437,368)	$ 437,368	$ —	$ —	$ —
Citibank, N.A.	(2,676,298)	36,326	—	2,639,972	—
Goldman Sachs International	(833,698)	—	—	833,698	—
JPMorgan Chase Bank, N.A.	(106,694)	—	—	106,694	—
Standard Chartered Bank	(7,569,850)	745,421	—	6,824,429	—
State Street Bank and Trust Company	(13,395,555)	72,025	—	13,323,530	—
	$(25,019,463)	$1,291,140	$ —	$23,728,323	$ —
(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount due from the counterparty in the event of default.
(c)	Net amount represents the net amount payable to the counterparty in the event of default.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is foreign exchange risk for the six months ended April 30, 2023 was as follows:
Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)
Forward foreign currency exchange contracts	$(74,222,099)	$(18,966,984)
(1)	Statement of Operations location: Net realized gain (loss): Forward foreign currency exchange contracts.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation): Forward foreign currency exchange contracts.
The average notional amount of forward foreign currency exchange contracts (based on the absolute value of notional amounts of currency purchased and currency sold) outstanding during the six months ended April 30, 2023, which is indicative of the volume of this derivative type, was approximately $1,410,002,000.
51

Senior Debt Portfolio
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

6  Revolving Credit and Security Agreement
The Portfolio has entered into a Revolving Credit and Security Agreement, as amended (the “Loan Facility”), with The Bank of Nova Scotia as direct lender and agent and certain other banks as direct lenders that allows it to borrow up to $2.525 billion ($2.825 billion prior to March 6, 2023) and to invest the borrowings in accordance with its investment practices. Borrowings under the Loan Facility are secured by the assets of the Portfolio and the Loan Facility is in effect through March 4, 2024. The Portfolio pays (1) an upfront fee equal to 0.15% of the total commitment amount under the Loan Facility, (2) a drawn fee equal to 0.90% per annum on outstanding borrowings (or, during periods prior to March 6, 2023, Term SOFR plus 0.11448% credit spread adjustment plus 4.40% on the outstanding borrowings funded by secondary lenders and a drawn fee equal to 0.90% per annum on outstanding borrowings funded by conduit lenders), and (3) a liquidity fee equal to 0.15% or 0.25% per annum of the undrawn amount under the Loan Facility depending on the amount borrowed by the Portfolio thereunder.
Prior to December 7, 2022, the lenders under the Loan Facility were certain conduits that issued commercial paper and were sponsored by Citibank, N.A. (“Citi”), with certain banks serving as direct lenders and Citi serving as secondary lender and agent for the conduit lenders. The Bank of Nova Scotia became lead agent on December 7, 2022 and, effective March 6, 2023, Citi and the conduit lenders exited the Loan Facility and the facility size decreased from $2.825 billion to $2.525 billion.
Drawn and liquidity fees for the six months ended April 30, 2023 totaled $9,745,496 and are included in interest expense and fees on the Statement of Operations. In connection with the renewal of the Loan Facility on March 6, 2023, the Portfolio paid upfront fees of $3,787,500. These upfront fees are being amortized to interest expense through March 4, 2024. The unamortized balance at April 30, 2023 is approximately $3,577,000 and is included in prepaid upfront fees on notes payable on the Statement of Assets and Liabilities. At April 30, 2023, the Portfolio had borrowings outstanding under the Loan Facility of $1,875,000,000 at an annual interest rate of 4.95%. Based on the short-term nature of borrowings under the Loan Facility and the variable interest rate, the carrying amount of the borrowings at April 30, 2023 approximated its fair value. If measured at fair value, borrowings under the Loan Facility would have been considered as Level 2 in the fair value hierarchy (see Note 8) at April 30, 2023. For the six months ended April 30, 2023, the average borrowings under the Loan Facility and the average annual interest rate (excluding fees) were $1,975,828,729 and 4.63%, respectively.
7  Affiliated Investments
At April 30, 2023, the value of the Portfolio's investment in funds that may be deemed to be affiliated was $166,235,036, which represents 2.7% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the six months ended April 30, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$86,209,963	$1,345,011,014	$(1,264,985,941)	$ —	$ —	$166,235,036	$2,745,524	166,235,036
8  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
52

Senior Debt Portfolio
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

At April 30, 2023, the hierarchy of inputs used in valuing the Portfolio's investments and open derivative instruments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Asset-Backed Securities	$ —	$ 296,008,075	$ —	$ 296,008,075
Common Stocks	3,872,822	11,047,848	5,586,704	20,507,374
Corporate Bonds	—	598,320,187	—	598,320,187
Exchange-Traded Funds	15,943,680	—	—	15,943,680
Preferred Stocks	—	8,013,040	0	8,013,040
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	6,752,488,395	18,865,040	6,771,353,435
Warrants	—	0	0	0
Short-Term Investments	166,235,036	—	—	166,235,036
Total Investments	$ 186,051,538	$ 7,665,877,545	$ 24,451,744	$ 7,876,380,827
Forward Foreign Currency Exchange Contracts	$ —	$ 2,495,996	$ —	$ 2,495,996
Total	$ 186,051,538	$ 7,668,373,541	$ 24,451,744	$ 7,878,876,823
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$ (25,019,463)	$ —	$ (25,019,463)
Total	$ —	$ (25,019,463)	$ —	$ (25,019,463)
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended April 30, 2023 is not presented.
9  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
Credit Risk
The Portfolio invests primarily in below investment grade floating-rate loans, which are considered speculative because of the credit risk of their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan’s value.
LIBOR Transition Risk
Certain instruments held by the Portfolio may pay an interest rate based on the London Interbank Offered Rate (“LIBOR”), which is the average offered rate for various maturities of short-term loans between certain major international banks. LIBOR is used throughout global banking and financial industries to determine interest rates for a variety of financial instruments (such as debt instruments and derivatives) and borrowing arrangements. The ICE Benchmark Administration Limited, the administrator of LIBOR, ceased publishing certain LIBOR settings on December 31, 2021, and is expected to cease publishing the remaining LIBOR settings on June 30, 2023. Although the transition process away from LIBOR has become increasingly well-defined, the impact on certain debt securities, derivatives and other financial instruments that utilize LIBOR remains uncertain. The phase-out of LIBOR may result in, among other things, increased volatility or illiquidity in markets for instruments based on LIBOR and changes in the value of such instruments.
53

Senior Debt Portfolio
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks of disease, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and industries, and could continue to affect the market in significant and unforeseen ways. Other epidemics and pandemics that may arise in the future may have similar effects. Any such impact could adversely affect the Portfolio's performance, or the performance of the securities in which the Portfolio invests.
54

Eaton Vance
Floating-Rate Advantage Fund
April 30, 2023
Officers and Trustees

Officers of Eaton Vance Floating-Rate Advantage Fund and Senior Debt Portfolio
Eric A. Stein President	Nicholas S. Di Lorenzo Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Richard F. Froio Chief Compliance Officer
James F. Kirchner Treasurer
Trustees of Eaton Vance Floating-Rate Advantage Fund and Senior Debt Portfolio
George J. Gorman Chairperson
Alan C. Bowser
Thomas E. Faust Jr.*
Mark R. Fetting
Cynthia E. Frost
Valerie A. Mosley
Anchal Pachnanda*(1)
Keith Quinton
Marcus L. Smith
Susan J. Sutherland
Scott E. Wennerholm
Nancy A. Wiser

*	Interested Trustee
(1)	Ms. Pachnanda began serving as Trustee effective April 1, 2023.
55

Eaton Vance Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
56

Eaton Vance Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
57

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.
58

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser of Senior Debt Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110
Investment Adviser and Administrator of Eaton Vance
Floating-Rate Advantage Fund
Eaton Vance Management
Two International Place
Boston, MA 02110
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 534439
Pittsburgh, PA 15253-4439
(800) 262-1122
Fund Offices
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7763    4.30.23

Eaton Vance
Multi-Asset Credit Fund
Semiannual Report
April 30, 2023

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund's adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2023
Eaton Vance
Multi-Asset Credit Fund

Eaton Vance
Multi-Asset Credit Fund
April 30, 2023
Performance

Portfolio Manager(s) Justin H. Bourgette, CFA, Daniel McElaney and Kelley Gerrity of Eaton Vance Management; Jeffrey D. Mueller of Eaton Vance Advisers International Ltd.
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	10/31/2011	10/31/2011	5.79%	1.52%	2.27%	2.99%
Class A with 3.25% Maximum Sales Charge	—	—	2.31	(1.80)	1.59	2.64
Class C at NAV	10/31/2011	10/31/2011	5.40	0.76	1.63	2.43
Class C with 1% Maximum Deferred Sales Charge	—	—	4.40	(0.20)	1.63	2.43
Class I at NAV	10/31/2011	10/31/2011	5.81	1.78	2.62	3.30
Class R6 at NAV	09/03/2019	10/31/2011	5.95	1.83	2.66	3.32

Morningstar® LSTA® US Leveraged Loan IndexSM	—	—	6.00%	3.39%	3.76%	3.81%
ICE BofA Developed Markets High Yield ex-Subordinated Financials Index – Hedged USD	—	—	6.34	1.17	3.07	4.06
Blended Index	—	—	6.18	2.36	3.45	3.96
% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I	Class R6
	0.98%	1.73%	0.73%	0.67%
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
2

Eaton Vance
Multi-Asset Credit Fund
April 30, 2023
Fund Profile

Asset Allocation (% of total investments)[1]
Credit Quality (% of total investments, excluding common stocks)[2]

Footnotes:
[1]	Other represents any investment type less than 1% of total investments.
[2]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. For purposes of ratings restrictions, the average of Moody’s, S&P and Fitch is used. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
3

Eaton Vance
Multi-Asset Credit Fund
April 30, 2023
Endnotes and Additional Disclosures

[1]	Morningstar® LSTA® US Leveraged Loan IndexSM is an unmanaged index of the institutional leveraged loan market. Morningstar® LSTA® Leveraged Loan indices are a product of Morningstar, Inc. (“Morningstar”) and have been licensed for use. Morningstar® is a registered trademark of Morningstar licensed for certain use. Loan Syndications and Trading Association® and LSTA® are trademarks of the LSTA licensed for certain use by Morningstar, and further sublicensed by Morningstar for certain use. Neither Morningstar nor LSTA guarantees the accuracy and/or completeness of the Morningstar® LSTA® US Leveraged Loan IndexSM or any data included therein, and shall have no liability for any errors, omissions, or interruptions therein. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index. ICE BofA Developed Markets High Yield ex-Subordinated Financials Index – Hedged USD is an unmanaged index of global developed market, below investment grade corporate bonds, USD hedged. ICE® BofA® indices are not for redistribution or other uses; provided “as is”, without warranties, and with no liability. Eaton Vance has prepared this report and ICE Data Indices, LLC does not endorse it, or guarantee, review, or endorse Eaton Vance’s products. BofA® is a licensed registered trademark of Bank of America Corporation in the United States and other countries. The Blended Index consists of 50% Morningstar® LSTA® US Leveraged Loan IndexSM and 50% ICE BofA Developed Markets High Yield ex-Subordinated Financials Index – Hedged USD, rebalanced monthly. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class R6 is linked to Class I. Performance presented in the Financial Highlights included in the financial statements is not linked.
Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years. Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase.
Effective September 15, 2018, the Fund changed its investment strategy to invest at least 80% of its net assets (plus any borrowings for investment purposes) in credit-related investments. Prior to September 15, 2018, the Fund was a “fund-of-funds” and invested primarily among other investment companies managed by Eaton Vance and its affiliates that invested in various asset classes.
[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.
Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
Fund profile subject to change due to active management.

4

Eaton Vance
Multi-Asset Credit Fund
April 30, 2023
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2022 to April 30, 2023).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (11/1/22)	Ending Account Value (4/30/23)	Expenses Paid During Period* (11/1/22 – 4/30/23)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,057.90	$4.90	0.96%
Class C	$1,000.00	$1,054.00	$8.76	1.72%
Class I	$1,000.00	$1,058.10	$3.62	0.71%
Class R6	$1,000.00	$1,059.50	$3.42	0.67%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.03	$4.81	0.96%
Class C	$1,000.00	$1,016.27	$8.60	1.72%
Class I	$1,000.00	$1,021.27	$3.56	0.71%
Class R6	$1,000.00	$1,021.47	$3.36	0.67%
*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2022.
5

Eaton Vance
Multi-Asset Credit Fund
April 30, 2023
Portfolio of Investments (Unaudited)

Asset-Backed Securities — 5.4%
Security	Principal Amount (000's omitted)	Value
Ares LII CLO, Ltd., Series 2019-52A, Class DR, 8.573%, (3 mo. USD LIBOR + 3.30%), 4/22/31(1)(2)	$1,750	$ 1,637,582
Benefit Street Partners CLO XIX, Ltd.:
Series 2019-19A, Class D, 9.06%, (3 mo. USD LIBOR + 3.80%), 1/15/33(1)(2)	1,000	954,190
Series 2019-19A, Class E, 12.28%, (3 mo. USD LIBOR + 7.02%), 1/15/33(1)(2)	1,000	941,530
Benefit Street Partners CLO XVIII, Ltd., Series 2019-18A, Class ER, 12.01%, (3 mo. USD LIBOR + 6.75%), 10/15/34(1)(2)	500	465,687
BlueMountain CLO XXVI, Ltd., Series 2019-26A, Class ER, 12.38%, (3 mo. USD LIBOR + 7.13%), 10/20/34(1)(2)	500	471,738
Bryant Park Funding, Ltd., Series 2023-20A, Class D, (3 mo. SOFR + 6.09%), 7/15/36(1)(3)	1,000	990,000
Canyon Capital CLO, Ltd., Series 2020-3A, Class E, 12.51%, (3 mo. USD LIBOR + 7.25%), 1/15/34(1)(2)	1,000	953,904
Carlyle Global Market Strategies CLO, Ltd.:
Series 2014-3RA, Class C, 8.242%, (3 mo. USD LIBOR + 2.95%), 7/27/31(1)(2)	2,725	2,428,018
Series 2014-4RA, Class C, 8.16%, (3 mo. USD LIBOR + 2.90%), 7/15/30(1)(2)	2,000	1,773,535
Series 2014-4RA, Class D, 10.91%, (3 mo. USD LIBOR + 5.65%), 7/15/30(1)(2)	250	202,616
Series 2015-5A, Class DR, 11.95%, (3 mo. USD LIBOR + 6.70%), 1/20/32(1)(2)	250	204,694
Coinstar Funding, LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)	61	47,669
Crown City CLO III, Series 2021-1A, Class C, 8.55%, (3 mo. USD LIBOR + 3.30%), 7/20/34(1)(2)	1,000	902,506
Golub Capital Partners CLO 53B, Ltd., Series 2021-53A, Class E, 11.95%, (3 mo. USD LIBOR + 6.70%), 7/20/34(1)(2)	500	453,158
Golub Capital Partners CLO 60B, Ltd., Series 2022-60A, Class D, 8.838%, (3 mo. SOFR + 3.77%), 10/25/34(1)(2)	2,000	1,911,390
Madison Park Funding XXXVI, Ltd.:
Series 2019-36A, Class D1R, 8.486%, (3 mo. SOFR + 3.50%), 4/15/35(1)(2)	1,000	965,828
Series 2019-36A, Class ER, 12.036%, (3 mo. SOFR + 7.05%), 4/15/35(1)(2)	1,000	944,692
Neuberger Berman CLO XXII, Ltd., Series 2016-22A, Class ER, 11.32%, (3 mo. USD LIBOR + 6.06%), 10/17/30(1)(2)	250	221,195
Neuberger Berman Loan Advisers CLO 39, Ltd., Series 2020-39A, Class E, 12.45%, (3 mo. USD LIBOR + 7.20%), 1/20/32(1)(2)	1,500	1,442,238
Palmer Square CLO, Ltd.:
Series 2013-2A, Class DRR, 11.11%, (3 mo. USD LIBOR + 5.85%), 10/17/31(1)(2)	250	226,262
Security	Principal Amount (000's omitted)	Value
Palmer Square CLO, Ltd.: (continued)
Series 2021-2A, Class E, 11.61%, (3 mo. USD LIBOR + 6.35%), 7/15/34(1)(2)	$1,000	$ 944,246
Regatta XIV Funding, Ltd., Series 2018-3A, Class E, 11.205%, (3 mo. USD LIBOR + 5.95%), 10/25/31(1)(2)	1,000	847,461
Stack Infrastructure Issuer, LLC, Series 2021-1A, Class A2, 1.877%, 3/26/46(1)	890	794,574
Sunnova Helios X Issuer, LLC, Series 2022-C, Class B, 5.60%, 11/22/49(1)	678	640,704
Theorem Funding Trust, Series 2022-3A, Class A, 7.60%, 4/15/29(1)	490	493,301
Total Asset-Backed Securities (identified cost $23,119,294)		$ 21,858,718

Collateralized Mortgage Obligations — 0.3%
Security	Principal Amount (000's omitted)	Value
PNMAC GMSR Issuer Trust, Series 2018-GT2, Class A, 7.67%,(1 mo. USD LIBOR + 2.65%), 8/25/25(1)(2)	$117	$ 115,508
Unison Trust, Series 2021-1, Class A, 4.50%,4/25/50(1)(4)	1,216	1,103,223
Total Collateralized Mortgage Obligations (identified cost $1,315,705)		$ 1,218,731

Commercial Mortgage-Backed Securities — 3.4%
Security	Principal Amount* (000's omitted)	Value
BBCMS Mortgage Trust:
Series 2017-C1, Class D, 3.709%, 2/15/50(1)(4)	1,000	$ 689,849
Series 2017-DELC, Class D, 6.773%, (1 mo. USD LIBOR + 1.825%), 8/15/36(1)(2)	1,200	1,190,324
BX Trust, Series 2018-EXCL, Class C, 6.923%, (1 mo. USD LIBOR + 1.975%), 9/15/37(1)(2)	111	109,635
COMM Mortgage Trust:
Series 2013-CR9, Class C, 4.61%, 7/10/45(1)(4)	1,900	1,816,318
Series 2013-CR11, Class B, 5.263%, 8/10/50(4)	877	841,347
CSMC Trust, Series 2022-CNTR, Class A, 8.834%, (1 mo. SOFR + 3.944%), 1/15/24(1)(2)	1,000	820,404
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C19, Class B, 4.394%, 4/15/47(4)	215	207,161
Series 2014-C23, Class D, 4.129%, 9/15/47(1)(4)	750	637,449
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2014-DSTY, Class B, 3.771%, 6/10/27(1)	150	25,200

6
See Notes to Financial Statements.

Eaton Vance
Multi-Asset Credit Fund
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
JPMorgan Chase Commercial Mortgage Securities Trust: (continued)
Series 2021-MHC, Class C, 6.248%, (1 mo. USD LIBOR + 1.30%), 4/15/38(1)(2)		1,800	$ 1,734,506
Morgan Stanley Capital I Trust, Series 2019-BPR, Class A, 6.598%, (1 mo. USD LIBOR + 1.65%), 5/15/36(1)(2)(5)		438	426,922
Natixis Commercial Mortgage Securities Trust, Series 2018-FL1, Class C, 7.148%, (1 mo. USD LIBOR + 2.20%), 6/15/35(1)(2)		100	51,461
Vita Scientia, Series 2022-1A, Class D, 5.188%, (3 mo. EURIBOR + 2.49%), 8/27/25(1)(2)	EUR	450	439,011
VMC Finance, LLC, Series 2021-HT1, Class B, 9.459%, (1 mo. USD LIBOR + 4.50%), 1/18/37(1)(2)		2,000	1,868,638
Wells Fargo Commercial Mortgage Trust, Series 2016-C35, Class D, 3.142%, 7/15/48(1)		1,700	1,219,835
WFRBS Commercial Mortgage Trust:
Series 2013-C16, Class B, 5.152%, 9/15/46(4)		640	623,999
Series 2013-UBS1, Class E, 5.192%, 3/15/46(1)(4)		1,000	961,668
Total Commercial Mortgage-Backed Securities (identified cost $14,585,456)			$ 13,663,727

Common Stocks — 0.0%(6)
Security	Shares	Value
Electronics/Electrical — 0.0%(6)
Riverbed Technology, Inc.(7)(8)	846	$ 425
Total Common Stocks (identified cost $13,571)		$ 425

Convertible Bonds — 0.3%
Security	Principal Amount (000's omitted)	Value
Leisure Goods/Activities/Movies — 0.1%
Peloton Interactive, Inc., 0.00%, 2/15/26	$741	$ 552,762
		$ 552,762
Transportation — 0.2%
CryoPort, Inc., 0.75%, 12/1/26(1)	$901	$ 710,103
		$ 710,103
Total Convertible Bonds (identified cost $1,388,510)		$ 1,262,865

Convertible Preferred Stocks — 0.0%(6)
Security	Shares	Value
Electronics/Electrical — 0.0%(6)
Riverbed Technology, Inc., Series A, 6.50%, (1.50% cash, 5.00% PIK)(8)	2,611	$ 666
Total Convertible Preferred Stocks (identified cost $78,329)		$ 666

Corporate Bonds — 52.5%
Security	Principal Amount* (000's omitted)		Value
Aerospace and Defense — 1.4%
Moog, Inc., 4.25%, 12/15/27(1)		791	$ 744,885
Rolls-Royce PLC, 5.75%, 10/15/27(1)		1,200	1,198,847
Spirit AeroSystems, Inc.:
4.60%, 6/15/28		174	147,806
9.375%, 11/30/29(1)		341	366,971
TransDigm UK Holdings PLC, 6.875%, 5/15/26		400	403,025
TransDigm, Inc.:
4.625%, 1/15/29		343	310,844
5.50%, 11/15/27		743	714,217
6.375%, 6/15/26		818	818,031
6.75%, 8/15/28(1)		560	569,403
7.50%, 3/15/27		541	544,455
			$ 5,818,484
Agriculture — 0.1%
Darling Ingredients, Inc., 6.00%, 6/15/30(1)		559	$ 553,516
			$ 553,516
Air Transport — 1.1%
Air France-KLM:
7.25%, 5/31/26(9)	EUR	600	$ 674,687
8.125%, 5/31/28(9)	EUR	800	894,415
American Airlines, Inc., 7.25%, 2/15/28(1)		145	141,162
American Airlines, Inc./AAdvantage Loyalty IP, Ltd.:
5.50%, 4/20/26(1)		778	764,886
5.75%, 4/20/29(1)		128	121,802
Deutsche Lufthansa AG, 2.875%, 5/16/27(9)	EUR	100	100,775
Gatwick Airport Finance PLC, 4.375%, 4/7/26(9)	GBP	1,050	1,223,847
United Airlines, Inc., 4.625%, 4/15/29(1)		445	403,204
			$ 4,324,778

7
See Notes to Financial Statements.

Eaton Vance
Multi-Asset Credit Fund
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Automotive — 2.0%
Asbury Automotive Group, Inc.:
4.625%, 11/15/29(1)		392	$ 349,351
4.75%, 3/1/30		303	269,257
Clarios Global, L.P./Clarios US Finance Co.:
4.375%, 5/15/26(9)	EUR	1,600	1,691,148
8.50%, 5/15/27(1)		670	675,174
Faurecia SE:
2.375%, 6/15/29(9)	EUR	350	311,243
2.75%, 2/15/27(9)	EUR	700	686,962
Ford Motor Co.:
4.75%, 1/15/43		325	244,572
6.625%, 10/1/28		825	840,885
9.625%, 4/22/30		44	51,222
Goodyear Tire & Rubber Co. (The):
5.00%, 7/15/29		546	483,277
5.25%, 7/15/31		176	151,958
IHO Verwaltungs GmbH, 8.75%, (8.75% cash or 9.5% PIK), 5/15/28(9)(10)	EUR	500	559,986
Lithia Motors, Inc.:
3.875%, 6/1/29(1)		398	345,080
4.375%, 1/15/31(1)		452	388,593
Real Hero Merger Sub 2, Inc., 6.25%, 2/1/29(1)		225	169,538
Sonic Automotive, Inc.:
4.625%, 11/15/29(1)		587	493,103
4.875%, 11/15/31(1)		239	193,224
Wheel Pros, Inc., 6.50%, 5/15/29(1)		406	192,850
			$ 8,097,423
Banks and Thrifts — 0.1%
Synchrony Bank, 5.625%, 8/23/27		351	$ 334,249
			$ 334,249
Building and Development — 1.7%
Brookfield Property REIT, Inc./BPR Cumulus, LLC/BPR Nimbus, LLC/GGSI Sellco, LLC, 4.50%, 4/1/27(1)		251	$ 207,883
Builders FirstSource, Inc.:
4.25%, 2/1/32(1)		335	293,909
5.00%, 3/1/30(1)		105	98,217
Greystar Real Estate Partners, LLC, 5.75%, 12/1/25(1)		550	538,560
KB Home:
4.00%, 6/15/31		443	383,797
4.80%, 11/15/29		170	158,801
MIWD Holdco II, LLC/MIWD Finance Corp., 5.50%, 2/1/30(1)		490	412,193
Security	Principal Amount* (000's omitted)		Value
Building and Development (continued)
Patrick Industries, Inc., 7.50%, 10/15/27(1)		70	$ 68,883
Smyrna Ready Mix Concrete, LLC, 6.00%, 11/1/28(1)		1,106	1,036,512
Standard Industries, Inc.:
2.25%, 11/21/26(9)	EUR	1,500	1,455,477
4.75%, 1/15/28(1)		753	705,009
Victoria PLC, 3.625%, 8/24/26(9)	EUR	1,550	1,375,793
			$ 6,735,034
Business Equipment and Services — 0.7%
Adtalem Global Education, Inc., 5.50%, 3/1/28(1)		742	$ 705,668
Allied Universal Holdco, LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.a.r.l.:
3.625%, 6/1/28(9)	EUR	350	317,690
4.625%, 6/1/28(1)		239	208,292
GEMS MENASA Cayman, Ltd./GEMS Education Delaware, LLC:
7.125%, 7/31/26(1)		1,535	1,497,933
7.125%, 7/31/26(9)		260	253,722
			$ 2,983,305
Cable and Satellite Television — 1.2%
CCO Holdings, LLC/CCO Holdings Capital Corp.:
4.25%, 2/1/31(1)		565	$ 463,365
4.50%, 8/15/30(1)		900	756,720
4.75%, 3/1/30(1)		1,288	1,109,955
4.75%, 2/1/32(1)		225	186,433
5.00%, 2/1/28(1)		400	370,427
6.375%, 9/1/29(1)		601	571,707
DISH Network Corp., 11.75%, 11/15/27(1)		397	375,462
Virgin Media Vendor Financing Notes III DAC, 4.875%, 7/15/28(9)	GBP	831	861,302
			$ 4,695,371
Capital Goods — 0.2%
BWX Technologies, Inc.:
4.125%, 6/30/28(1)		576	$ 530,002
4.125%, 4/15/29(1)		221	200,250
			$ 730,252
Chemicals — 0.2%
Diamond BC B.V., 4.625%, 10/1/29(1)		740	$ 727,756
			$ 727,756

8
See Notes to Financial Statements.

Eaton Vance
Multi-Asset Credit Fund
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Chemicals and Plastics — 1.5%
ASP Unifrax Holdings, Inc., 5.25%, 9/30/28(1)		128	$ 105,600
Avient Corp., 7.125%, 8/1/30(1)		681	696,630
Herens Holdco S.a.r.l., 4.75%, 5/15/28(1)		452	375,205
Herens Midco S.a.r.l., 5.25%, 5/15/29(9)	EUR	600	447,962
INEOS Quattro Finance 2 PLC, 2.50%, 1/15/26(9)	EUR	440	438,221
Italmatch Chemicals SpA:
8.515%, 2/6/28(2)(9)	EUR	200	211,785
10.00%, 2/6/28(9)	EUR	650	725,052
NOVA Chemicals Corp., 4.875%, 6/1/24(1)		259	255,258
Nufarm Australia, Ltd./Nufarm Americas, Inc., 5.00%, 1/27/30(1)		583	518,741
SPCM S.A.:
2.625%, 2/1/29(9)	EUR	385	368,870
2.625%, 2/1/29(1)	EUR	100	95,810
Univar Solutions USA, Inc., 5.125%, 12/1/27(1)		300	300,819
Valvoline, Inc., 3.625%, 6/15/31(1)		699	581,848
W.R. Grace Holdings, LLC:
4.875%, 6/15/27(1)		639	607,657
7.375%, 3/1/31(1)		185	185,602
			$ 5,915,060
Clothing/Textiles — 0.2%
William Carter Co. (The), 5.625%, 3/15/27(1)		678	$ 670,423
			$ 670,423
Commercial Services — 1.9%
AMN Healthcare, Inc., 4.00%, 4/15/29(1)		770	$ 678,512
APi Group DE, Inc., 4.75%, 10/15/29(1)		1,022	926,862
EC Finance PLC, 3.00%, 10/15/26(9)	EUR	381	395,332
HealthEquity, Inc., 4.50%, 10/1/29(1)		718	642,933
Korn Ferry, 4.625%, 12/15/27(1)		620	589,697
LABL, Inc., 5.875%, 11/1/28(1)		598	552,776
Metis Merger Sub, LLC, 6.50%, 5/15/29(1)		1,051	891,835
NESCO Holdings II, Inc., 5.50%, 4/15/29(1)		349	315,667
Sabre GLBL, Inc.:
9.25%, 4/15/25(1)		67	61,874
11.25%, 12/15/27(1)		311	273,486
Verisure Holding AB:
3.25%, 2/15/27(9)	EUR	600	582,150
3.875%, 7/15/26(9)	EUR	230	234,135
Verisure Midholding AB, 5.25%, 2/15/29(9)	EUR	380	339,138
WASH Multifamily Acquisition, Inc., 5.75%, 4/15/26(1)		1,110	1,041,782
			$ 7,526,179
Security	Principal Amount* (000's omitted)		Value
Computers — 0.8%
Booz Allen Hamilton, Inc., 3.875%, 9/1/28(1)		1,238	$ 1,135,641
Kyndryl Holdings, Inc., 2.70%, 10/15/28		775	654,897
NCR Corp.:
5.125%, 4/15/29(1)		165	142,906
5.25%, 10/1/30(1)		255	214,649
Presidio Holdings, Inc., 8.25%, 2/1/28(1)		763	719,245
Seagate HDD Cayman:
4.091%, 6/1/29		129	112,039
9.625%, 12/1/32(1)		344	377,873
			$ 3,357,250
Containers and Glass Products — 0.5%
Ardagh Metal Packaging Finance USA, LLC/Ardagh Metal Packaging Finance PLC, 3.00%, 9/1/29(9)	EUR	500	$ 406,264
Canpack S.A./Canpack US, LLC, 3.875%, 11/15/29(1)		547	439,322
Crown Americas, LLC/Crown Americas Capital Corp. VI, 4.75%, 2/1/26		730	716,474
Verallia S.A., 1.875%, 11/10/31(9)	EUR	300	268,738
			$ 1,830,798
Cosmetics/Toiletries — 0.2%
Edgewell Personal Care Co.:
4.125%, 4/1/29(1)		238	$ 211,073
5.50%, 6/1/28(1)		650	622,997
			$ 834,070
Distribution & Wholesale — 0.9%
BCPE Empire Holdings, Inc., 7.625%, 5/1/27(1)		1,138	$ 1,045,281
Parts Europe S.A., 7.20%, (3 mo. EURIBOR + 4.00%), 7/20/27(2)(9)	EUR	907	995,749
Performance Food Group, Inc.:
4.25%, 8/1/29(1)		551	502,101
5.50%, 10/15/27(1)		450	441,471
6.875%, 5/1/25(1)		209	210,979
Ritchie Bros Holdings, Inc.:
6.75%, 3/15/28(1)		190	196,887
7.75%, 3/15/31(1)		352	374,440
			$ 3,766,908
Diversified Financial Services — 2.4%
AG TTMT Escrow Issuer, LLC, 8.625%, 9/30/27(1)		345	$ 355,014
Encore Capital Group, Inc.:
5.375%, 2/15/26(9)	GBP	330	369,937
7.427%, (3 mo. EURIBOR + 4.25%), 1/15/28(2)(9)	EUR	643	681,092

9
See Notes to Financial Statements.

Eaton Vance
Multi-Asset Credit Fund
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Diversified Financial Services (continued)
Intrum AB:
4.875%, 8/15/25(9)	EUR	525	$ 524,090
9.25%, 3/15/28(9)	EUR	300	316,521
Jane Street Group/JSG Finance, Inc., 4.50%, 11/15/29(1)		482	431,855
Jefferson Capital Holdings, LLC, 6.00%, 8/15/26(1)		798	682,043
KOC Holding AS, 6.50%, 3/11/25(9)		1,400	1,382,522
Oxford Finance, LLC/Oxford Finance Co-Issuer II, Inc., 6.375%, 2/1/27(1)		443	412,033
PRA Group, Inc., 7.375%, 9/1/25(1)		784	782,245
ProGroup AG, 3.00%, 3/31/26(9)	EUR	500	518,017
Rocket Mortgage, LLC/Rocket Mortgage Co.-Issuer, Inc.:
2.875%, 10/15/26(1)		365	325,401
3.625%, 3/1/29(1)		849	718,687
4.00%, 10/15/33(1)		65	50,938
Sherwood Financing PLC, 6.00%, 11/15/26(9)	GBP	934	975,311
VistaJet Malta Finance PLC/XO Management Holding, Inc.:
6.375%, 2/1/30(1)		945	818,592
7.875%, 5/1/27(1)		250	237,761
Vivion Investments S.a.r.l., 3.00%, 8/8/24(9)	EUR	300	242,187
			$ 9,824,246
Diversified Telecommunication Services — 0.4%
Altice France S.A.:
5.875%, 2/1/27(9)	EUR	752	$ 720,439
8.125%, 2/1/27(1)		795	710,594
			$ 1,431,033
Drugs — 0.6%
Catalent Pharma Solutions, Inc., 2.375%, 3/1/28(9)	EUR	824	$ 765,423
Endo DAC/Endo Finance, LLC/Endo Finco, Inc., 5.875%, 10/15/24(1)(11)		400	285,000
Endo Luxembourg Finance Co. I S.a.r.l./Endo US, Inc., 6.125%, 4/1/29(1)(11)		459	322,035
Perrigo Finance Unlimited Co.:
4.40%, 6/15/30		899	812,801
4.90%, 12/15/44		200	145,594
			$ 2,330,853
Ecological Services and Equipment — 1.3%
Clean Harbors, Inc.:
4.875%, 7/15/27(1)		200	$ 193,887
5.125%, 7/15/29(1)		674	648,543
6.375%, 2/1/31(1)		95	97,030
Covanta Holding Corp., 4.875%, 12/1/29(1)		750	668,175
Security	Principal Amount* (000's omitted)		Value
Ecological Services and Equipment (continued)
GFL Environmental, Inc.:
3.50%, 9/1/28(1)		1,416	$ 1,288,646
4.25%, 6/1/25(1)		313	304,920
4.75%, 6/15/29(1)		1,106	1,030,449
Paprec Holding S.A.:
3.50%, 7/1/28(9)	EUR	716	705,759
4.00%, 3/31/25(9)	EUR	400	433,118
			$ 5,370,527
Electric Utilities — 1.2%
EDP - Energias de Portugal S.A., 4.496% to 1/30/24, 4/30/79(9)(12)	EUR	1,500	$ 1,642,471
Electricite de France S.A., 7.50% to 9/6/28(9)(12)(13)	EUR	400	431,725
Energizer Gamma Acquisition B.V., 3.50%, 6/30/29(9)	EUR	550	481,279
FirstEnergy Corp.:
2.65%, 3/1/30		585	505,884
Series B, 4.15%, 7/15/27		494	481,124
Pattern Energy Operations, L.P./Pattern Energy Operations, Inc., 4.50%, 8/15/28(1)		578	538,249
TransAlta Corp., 7.75%, 11/15/29		448	470,978
WESCO Distribution, Inc., 7.25%, 6/15/28(1)		267	274,430
			$ 4,826,140
Electronics/Electrical — 0.7%
Coherent Corp., 5.00%, 12/15/29(1)		795	$ 716,546
Imola Merger Corp., 4.75%, 5/15/29(1)		506	438,731
Open Text Corp., 3.875%, 2/15/28(1)		798	708,508
Sensata Technologies B.V., 5.00%, 10/1/25(1)		436	429,913
Sensata Technologies, Inc., 4.375%, 2/15/30(1)		360	328,464
			$ 2,622,162
Energy — 0.9%
Enviva Partners, L.P./Enviva Partners Finance Corp., 6.50%, 1/15/26(1)		1,078	$ 920,588
Greenko Solar Mauritius, Ltd., 5.55%, 1/29/25(1)		1,100	1,057,375
New Fortress Energy, Inc., 6.50%, 9/30/26(1)		941	867,706
Sunoco, L.P./Sunoco Finance Corp.:
4.50%, 5/15/29		583	525,901
4.50%, 4/30/30		372	332,434
			$ 3,704,004
Engineering & Construction — 0.3%
Brundage-Bone Concrete Pumping Holdings, Inc., 6.00%, 2/1/26(1)		42	$ 39,523

10
See Notes to Financial Statements.

Eaton Vance
Multi-Asset Credit Fund
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Engineering & Construction (continued)
Dycom Industries, Inc., 4.50%, 4/15/29(1)		377	$ 344,538
TopBuild Corp., 4.125%, 2/15/32(1)		791	680,870
			$ 1,064,931
Entertainment — 2.1%
Allwyn Entertainment Financing UK PLC, 7.25%, 4/30/30(9)	EUR	775	$ 865,997
Banijay Entertainment SASU, 5.375%, 3/1/25(1)		550	536,932
Boyne USA, Inc., 4.75%, 5/15/29(1)		359	325,507
Caesars Entertainment, Inc.:
6.25%, 7/1/25(1)		1,031	1,033,186
7.00%, 2/15/30(1)		250	252,456
8.125%, 7/1/27(1)		508	518,781
CDI Escrow Issuer, Inc., 5.75%, 4/1/30(1)		519	500,901
CPUK Finance, Ltd., 4.875%, 2/28/47(9)	GBP	1,130	1,348,218
Jacobs Entertainment, Inc., 6.75%, 2/15/29(1)		755	657,529
Lottomatica SpA:
5.125%, 7/15/25(9)	EUR	365	406,588
6.25%, 7/15/25(9)	EUR	300	334,884
Scientific Games International, Inc., 7.00%, 5/15/28(1)		982	980,856
Speedway Motorsports, LLC/Speedway Funding II, Inc., 4.875%, 11/1/27(1)		796	739,830
			$ 8,501,665
Environmental — 0.1%
Clearway Energy Operating, LLC, 4.75%, 3/15/28(1)		350	$ 332,323
			$ 332,323
Financial Intermediaries — 1.3%
Ally Financial, Inc., Series B, 4.70% to 5/15/26(12)(13)		635	$ 470,297
Compass Group Diversified Holdings, LLC, 5.25%, 4/15/29(1)		560	504,559
Ford Motor Credit Co., LLC:
2.70%, 8/10/26		800	710,619
2.90%, 2/16/28		203	175,981
3.815%, 11/2/27		641	575,730
4.125%, 8/17/27		457	419,898
5.113%, 5/3/29		300	280,016
5.125%, 6/16/25		273	266,165
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp.:
6.25%, 5/15/26		300	295,590
6.375%, 12/15/25		680	675,310
MSCI, Inc.:
3.625%, 9/1/30(1)		357	308,496
Security	Principal Amount* (000's omitted)		Value
Financial Intermediaries (continued)
MSCI, Inc.: (continued)
3.875%, 2/15/31(1)		721	$ 632,530
			$ 5,315,191
Food Products — 0.7%
Chobani, LLC/Chobani Finance Corp., Inc., 7.50%, 4/15/25(1)		689	$ 676,336
Nomad Foods Bondco PLC, 2.50%, 6/24/28(9)	EUR	1,302	1,246,898
Pilgrim's Pride Corp., 3.50%, 3/1/32		951	766,454
			$ 2,689,688
Food Service — 0.6%
1011778 B.C. Unlimited Liability Company/New Red Finance, Inc.:
3.875%, 1/15/28(1)		386	$ 362,581
4.375%, 1/15/28(1)		473	442,778
IRB Holding Corp., 7.00%, 6/15/25(1)		37	37,490
US Foods, Inc., 4.75%, 2/15/29(1)		816	759,771
Yum! Brands, Inc., 3.625%, 3/15/31		758	670,532
			$ 2,273,152
Food/Drug Retailers — 0.2%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons, L.P./Albertsons, LLC, 5.875%, 2/15/28(1)		806	$ 798,923
			$ 798,923
Health Care — 3.6%
Avantor Funding, Inc., 2.625%, 11/1/25(9)	EUR	300	$ 317,035
Centene Corp.:
3.00%, 10/15/30		584	498,307
3.375%, 2/15/30		354	312,886
4.625%, 12/15/29		643	606,606
Chrome Holdco SASU, 5.00%, 5/31/29(9)	EUR	1,100	864,966
Encompass Health Corp., 4.75%, 2/1/30		616	568,816
Grifols Escrow Issuer S.A.:
3.875%, 10/15/28(9)	EUR	2,350	2,013,310
4.75%, 10/15/28(1)		595	477,707
Grifols S.A., 1.625%, 2/15/25(9)	EUR	400	418,583
IQVIA, Inc.:
2.25%, 3/15/29(9)	EUR	611	562,603
2.875%, 6/15/28(9)	EUR	350	341,712
Legacy LifePoint Health, LLC, 4.375%, 2/15/27(1)		354	301,695
LifePoint Health, Inc., 5.375%, 1/15/29(1)		377	236,692
Medline Borrower, L.P., 5.25%, 10/1/29(1)		1,095	948,213

11
See Notes to Financial Statements.

Eaton Vance
Multi-Asset Credit Fund
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Health Care (continued)
ModivCare Escrow Issuer, Inc., 5.00%, 10/1/29(1)		414	$ 334,305
ModivCare, Inc., 5.875%, 11/15/25(1)		491	469,646
Molina Healthcare, Inc.:
3.875%, 11/15/30(1)		573	505,978
3.875%, 5/15/32(1)		814	698,406
Option Care Health, Inc., 4.375%, 10/31/29(1)		589	530,124
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., 9.75%, 12/1/26(1)		643	535,587
Team Health Holdings, Inc., 6.375%, 2/1/25(1)		639	330,316
Tenet Healthcare Corp.:
6.125%, 10/1/28		1,004	975,294
6.875%, 11/15/31		313	307,026
US Acute Care Solutions, LLC, 6.375%, 3/1/26(1)		845	755,075
Varex Imaging Corp., 7.875%, 10/15/27(1)		747	740,326
			$ 14,651,214
Health Care Providers & Services — 0.1%
Catalent Pharma Solutions, Inc., 3.50%, 4/1/30(1)		407	$ 345,481
			$ 345,481
Home Furnishings — 0.2%
CD&R Smokey Buyer, Inc., 6.75%, 7/15/25(1)		126	$ 111,195
Tempur Sealy International, Inc., 3.875%, 10/15/31(1)		673	558,902
			$ 670,097
Industrial Equipment — 0.1%
Madison IAQ, LLC, 5.875%, 6/30/29(1)		744	$ 583,081
			$ 583,081
Insurance — 0.5%
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/27(1)		600	$ 560,885
Galaxy Finco, Ltd., 9.25%, 7/31/27(9)	GBP	981	1,091,092
Jones DesLauriers Insurance Management, Inc., 10.50%, 12/15/30(1)		423	430,328
			$ 2,082,305
Internet Software & Services — 0.5%
Arches Buyer, Inc.:
4.25%, 6/1/28(1)		195	$ 168,038
6.125%, 12/1/28(1)		405	351,747
Security	Principal Amount* (000's omitted)		Value
Internet Software & Services (continued)
Match Group Holdings II, LLC, 3.625%, 10/1/31(1)		719	$ 588,192
Science Applications International Corp., 4.875%, 4/1/28(1)		908	857,915
			$ 1,965,892
Leisure Goods/Activities/Movies — 1.8%
Cinemark USA, Inc.:
5.25%, 7/15/28(1)		390	$ 348,142
5.875%, 3/15/26(1)		112	107,126
8.75%, 5/1/25(1)		248	253,294
LHMC Finco 2 S.a.r.l., 7.25%, (7.25% cash or 8.00% PIK), 10/2/25(9)(10)	EUR	1,362	1,411,790
Life Time, Inc.:
5.75%, 1/15/26(1)		401	391,969
8.00%, 4/15/26(1)		701	697,741
Lindblad Expeditions Holdings, Inc., 9.00%, 5/15/28(1)(3)		291	292,157
Lindblad Expeditions, LLC, 6.75%, 2/15/27(1)		452	425,295
Motion Finco S.a.r.l., 7.00%, 5/15/25(9)	EUR	435	486,719
National CineMedia, LLC:
5.75%, 8/15/26(11)		333	10,400
5.875%, 4/15/28(1)(11)		685	247,456
NCL Corp., Ltd.:
3.625%, 12/15/24(1)		135	126,719
5.875%, 3/15/26(1)		212	182,839
5.875%, 2/15/27(1)		102	96,312
7.75%, 2/15/29(1)		86	72,897
NCL Finance, Ltd., 6.125%, 3/15/28(1)		295	238,490
Playtika Holding Corp., 4.25%, 3/15/29(1)		757	644,131
Royal Caribbean Cruises, Ltd., 11.625%, 8/15/27(1)		480	511,094
SeaWorld Parks & Entertainment, Inc., 5.25%, 8/15/29(1)		158	142,347
Viking Cruises, Ltd.:
5.875%, 9/15/27(1)		485	416,656
7.00%, 2/15/29(1)		205	173,418
Viking Ocean Cruises Ship VII, Ltd., 5.625%, 2/15/29(1)		131	110,836
			$ 7,387,828
Machinery — 0.1%
Chart Industries, Inc., 9.50%, 1/1/31(1)		351	$ 372,032
			$ 372,032
Media — 0.3%
Beasley Mezzanine Holdings, LLC, 8.625%, 2/1/26(1)		470	$ 306,088

12
See Notes to Financial Statements.

Eaton Vance
Multi-Asset Credit Fund
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Media (continued)
Outfront Media Capital, LLC/Outfront Media Capital Corp., 4.625%, 3/15/30(1)		382	$ 322,855
Univision Communications, Inc., 7.375%, 6/30/30(1)		564	541,750
			$ 1,170,693
Metals/Mining — 0.9%
Compass Minerals International, Inc., 6.75%, 12/1/27(1)		800	$ 768,006
Freeport-McMoRan, Inc., 5.45%, 3/15/43		416	391,131
Hudbay Minerals, Inc.:
4.50%, 4/1/26(1)		503	468,881
6.125%, 4/1/29(1)		220	205,970
Novelis Corp., 3.25%, 11/15/26(1)		237	217,224
Novelis Sheet Ingot GmbH, 3.375%, 4/15/29(9)	EUR	900	858,335
Roller Bearing Co. of America, Inc., 4.375%, 10/15/29(1)		902	819,301
			$ 3,728,848
Nonferrous Metals/Minerals — 0.3%
Eldorado Gold Corp., 6.25%, 9/1/29(1)		485	$ 451,494
New Gold, Inc., 7.50%, 7/15/27(1)		913	880,944
			$ 1,332,438
Oil and Gas — 2.7%
Aethon III BR, LLC, 12.40%, (1 mo. USD LIBOR + 7.50%), 10/1/25(2)		757	$ 754,611
Aethon United BR, L.P./Aethon United Finance Corp., 8.25%, 2/15/26(1)		450	437,457
Callon Petroleum Co., 8.00%, 8/1/28(1)		704	695,389
CrownRock, L.P./CrownRock Finance, Inc., 5.00%, 5/1/29(1)		487	460,571
CVR Energy, Inc., 5.75%, 2/15/28(1)		865	774,062
Neptune Energy Bondco PLC, 6.625%, 5/15/25(1)		1,150	1,135,131
Occidental Petroleum Corp.:
6.20%, 3/15/40		141	144,954
6.375%, 9/1/28		167	174,342
6.625%, 9/1/30		881	941,340
Parkland Corp.:
4.50%, 10/1/29(1)		480	421,142
4.625%, 5/1/30(1)		292	254,415
Permian Resources Operating, LLC:
5.875%, 7/1/29(1)		451	427,243
7.75%, 2/15/26(1)		362	366,465
Precision Drilling Corp., 7.125%, 1/15/26(1)		520	505,653
Tap Rock Resources, LLC, 7.00%, 10/1/26(1)		847	814,649
Security	Principal Amount* (000's omitted)		Value
Oil and Gas (continued)
Targa Resources Partners, L.P./Targa Resources Partners Finance Corp.:
4.00%, 1/15/32		268	$ 235,793
4.875%, 2/1/31		322	303,748
6.875%, 1/15/29		341	348,710
Transocean Poseidon, Ltd., 6.875%, 2/1/27(1)		475	464,183
Transocean, Inc., 8.75%, 2/15/30(1)		217	219,170
Wintershall Dea Finance 2 B.V., 2.499% to 4/20/26(9)(12)(13)	EUR	1,300	1,211,993
			$ 11,091,021
Packaging & Containers — 0.7%
Kleopatra Finco S.a.r.l., 4.25%, 3/1/26(9)	EUR	752	$ 675,747
Schoeller Packaging B.V., 6.375%, 11/1/24(9)	EUR	1,050	832,003
Sealed Air Corp./Sealed Air Corp. U.S., 6.125%, 2/1/28(1)		193	196,091
Trivium Packaging Finance B.V.:
3.75%, 8/15/26(9)	EUR	575	585,291
6.404%, (3 mo. EURIBOR + 3.75%), 8/15/26(2)(9)	EUR	500	542,245
			$ 2,831,377
Pharmaceuticals — 0.7%
BellRing Brands, Inc., 7.00%, 3/15/30(1)		535	$ 548,577
Cheplapharm Arzneimittel GmbH, 8.024%, (3 mo. EURIBOR + 4.75%), 5/15/30(2)(3)(9)	EUR	825	899,977
Herbalife Nutrition, Ltd./HLF Financing, Inc., 7.875%, 9/1/25(1)		575	551,137
Horizon Therapeutics USA, Inc., 5.50%, 8/1/27(1)		445	457,516
P&L Development, LLC/PLD Finance Corp., 7.75%, 11/15/25(1)		672	538,316
			$ 2,995,523
Pipelines — 1.5%
Antero Midstream Partners, L.P./Antero Midstream Finance Corp.:
5.75%, 3/1/27(1)		493	$ 477,536
7.875%, 5/15/26(1)		148	152,111
Cheniere Energy Partners, L.P., 4.00%, 3/1/31		611	547,258
Cheniere Energy, Inc., 4.625%, 10/15/28		597	569,598
DT Midstream, Inc., 4.125%, 6/15/29(1)		599	531,533
Energy Transfer, L.P., 5.00%, 5/15/50		337	286,475
EQM Midstream Partners, L.P.:
4.50%, 1/15/29(1)		743	632,394
6.00%, 7/1/25(1)		75	73,780
6.50%, 7/1/27(1)		405	395,417
7.50%, 6/1/30(1)		296	287,625

13
See Notes to Financial Statements.

Eaton Vance
Multi-Asset Credit Fund
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Pipelines (continued)
Kinetik Holdings, L.P., 5.875%, 6/15/30(1)		679	$ 651,188
Plains All American Pipeline, L.P., Series B, 8.974%, (3 mo. USD LIBOR + 4.11%)(2)(13)		601	534,890
Venture Global Calcasieu Pass, LLC, 3.875%, 8/15/29(1)		586	526,992
Western Midstream Operating, L.P., 4.30%, 2/1/30		285	260,407
			$ 5,927,204
Publishing — 0.2%
McGraw-Hill Education, Inc.:
5.75%, 8/1/28(1)		485	$ 431,222
8.00%, 8/1/29(1)		624	537,202
			$ 968,424
Radio and Television — 0.6%
Clear Channel Outdoor Holdings, Inc., 7.75%, 4/15/28(1)		635	$ 482,543
CMG Media Corp., 8.875%, 12/15/27(1)		1,005	780,412
Sirius XM Radio, Inc.:
3.125%, 9/1/26(1)		203	181,894
3.875%, 9/1/31(1)		475	359,476
5.50%, 7/1/29(1)		900	802,693
			$ 2,607,018
Real Estate Investment Trusts (REITs) — 0.9%
CTR Partnership, L.P./CareTrust Capital Corp., 3.875%, 6/30/28(1)		662	$ 578,916
Emeria SASU:
3.375%, 3/31/28(9)	EUR	600	519,531
7.75%, 3/31/28(9)	EUR	225	233,424
HAT Holdings I, LLC/HAT Holdings II, LLC:
3.375%, 6/15/26(1)		600	533,224
3.75%, 9/15/30(1)		250	196,728
Heimstaden Bostad AB, 3.248% to 11/19/24(9)(12)(13)	EUR	950	696,408
VICI Properties, L.P./VICI Note Co., Inc.:
3.75%, 2/15/27(1)		75	70,188
4.625%, 12/1/29(1)		648	602,620
			$ 3,431,039
Retail — 1.7%
Arko Corp., 5.125%, 11/15/29(1)		730	$ 592,176
Dufry One B.V., 3.375%, 4/15/28(9)	EUR	1,350	1,321,144
Evergreen AcqCo 1, L.P./TVI, Inc., 9.75%, 4/26/28(1)		538	539,232
Ferrellgas, L.P./Ferrellgas Finance Corp., 5.875%, 4/1/29(1)		383	323,992
Security	Principal Amount* (000's omitted)		Value
Retail (continued)
Fertitta Entertainment, LLC/Fertitta Entertainment Finance Co., Inc., 4.625%, 1/15/29(1)		361	$ 316,406
Ken Garff Automotive, LLC, 4.875%, 9/15/28(1)		724	633,036
Kohl's Corp., 3.625%, 5/1/31		456	311,486
LCM Investments Holdings II, LLC, 4.875%, 5/1/29(1)		775	661,473
Macy's Retail Holdings, LLC, 5.875%, 4/1/29(1)		186	170,549
Midco GB SASU, 7.75%, (7.75% cash or 8.50% PIK), 11/1/27(9)(10)	EUR	815	822,792
Punch Finance PLC, 6.125%, 6/30/26(9)	GBP	745	807,845
Suburban Propane Partners, L.P./Suburban Energy Finance Corp., 5.00%, 6/1/31(1)		254	222,688
Victoria's Secret & Co., 4.625%, 7/15/29(1)		383	310,150
			$ 7,032,969
Retailers (Except Food and Drug) — 0.7%
Bath & Body Works, Inc.:
6.875%, 11/1/35		410	$ 371,645
6.95%, 3/1/33		282	249,096
7.60%, 7/15/37		55	48,918
9.375%, 7/1/25(1)		54	57,852
Dave & Buster's, Inc., 7.625%, 11/1/25(1)		923	939,356
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 2/15/29(1)		844	833,058
Superior Plus, L.P./Superior General Partner, Inc., 4.50%, 3/15/29(1)		437	387,518
			$ 2,887,443
Semiconductors & Semiconductor Equipment — 0.2%
Entegris Escrow Corp., 4.75%, 4/15/29(1)		218	$ 203,004
ON Semiconductor Corp., 3.875%, 9/1/28(1)		661	595,725
			$ 798,729
Software — 0.2%
Clarivate Science Holdings Corp., 4.875%, 7/1/29(1)		447	$ 403,094
Cloud Software Group, Inc., 9.00%, 9/30/29(1)		451	387,957
			$ 791,051
Software and Services — 0.4%
Fair Isaac Corp., 4.00%, 6/15/28(1)		667	$ 622,330
Gartner, Inc.:
3.75%, 10/1/30(1)		547	478,277
4.50%, 7/1/28(1)		534	502,752
			$ 1,603,359

14
See Notes to Financial Statements.

Eaton Vance
Multi-Asset Credit Fund
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Specialty Retail — 0.1%
Fiber Bidco SpA:
9.015%, (3 mo. EURIBOR + 6.00%), 10/25/27(2)(9)	EUR	200	$ 222,153
11.00%, 10/25/27(9)	EUR	270	321,281
			$ 543,434
Steel — 0.1%
Allegheny Ludlum, LLC, 6.95%, 12/15/25		401	$ 405,864
TMS International Corp., 6.25%, 4/15/29(1)		89	69,087
			$ 474,951
Surface Transport — 0.1%
Hertz Corp. (The):
4.625%, 12/1/26(1)		47	$ 42,379
5.00%, 12/1/29(1)		379	310,409
			$ 352,788
Technology — 0.6%
Almaviva-The Italian Innovation Co. SpA, 4.875%, 10/30/26(9)	EUR	450	$ 467,963
Athenahealth Group, Inc., 6.50%, 2/15/30(1)		750	616,731
International Game Technology PLC:
3.50%, 6/15/26(9)	EUR	250	268,588
4.125%, 4/15/26(1)		573	550,627
6.25%, 1/15/27(1)		200	202,987
6.50%, 2/15/25(1)		383	388,201
			$ 2,495,097
Telecommunications — 3.7%
Ciena Corp., 4.00%, 1/31/30(1)		491	$ 431,897
Connect Finco S.a.r.l./Connect US Finco, LLC, 6.75%, 10/1/26(1)		1,299	1,239,731
Iliad Holding SASU:
5.625%, 10/15/28(9)	EUR	146	147,363
6.50%, 10/15/26(1)		743	715,591
7.00%, 10/15/28(1)		362	342,863
LCPR Senior Secured Financing DAC, 5.125%, 7/15/29(1)		1,141	978,556
Level 3 Financing, Inc.:
4.25%, 7/1/28(1)		594	346,953
4.625%, 9/15/27(1)		232	143,534
Lorca Telecom Bondco S.A., 4.00%, 9/18/27(9)	EUR	1,573	1,597,322
Network i2i, Ltd., 3.975% to 3/3/26(9)(12)(13)		1,000	886,280
Sprint Capital Corp., 6.875%, 11/15/28		1,091	1,177,169
Sprint, LLC:
7.625%, 2/15/25		324	334,170
Security	Principal Amount* (000's omitted)		Value
Telecommunications (continued)
Sprint, LLC: (continued)
7.625%, 3/1/26		225	$ 238,458
Summer (BC) Bidco B, LLC, 5.50%, 10/31/26(1)		383	321,771
Summer (BC) Holdco A S.a.r.l., 9.25%, 10/31/27(9)	EUR	327	292,303
Summer (BC) Holdco B S.a.r.l., 5.75%, 10/31/26(9)	EUR	600	577,277
Telecom Italia Finance S.A., 7.75%, 1/24/33	EUR	425	497,273
Telecom Italia SpA:
2.75%, 4/15/25(9)	EUR	367	383,676
4.00%, 4/11/24(9)	EUR	600	653,702
6.875%, 2/15/28(9)	EUR	500	554,578
Telefonica Europe B.V., 7.125% to 8/23/28(9)(12)(13)	EUR	400	449,500
T-Mobile USA, Inc., 2.25%, 2/15/26		520	484,395
Viasat, Inc., 5.625%, 4/15/27(1)		583	541,324
Viavi Solutions, Inc., 3.75%, 10/1/29(1)		601	502,568
Wp/ap Telecom Holdings III B.V., 5.50%, 1/15/30(9)	EUR	1,125	1,016,783
			$ 14,855,037
Transportation — 0.4%
Cargo Aircraft Management, Inc., 4.75%, 2/1/28(1)		457	$ 410,701
Getlink S.E., 3.50%, 10/30/25(9)	EUR	550	590,894
Seaspan Corp., 5.50%, 8/1/29(1)		836	669,837
			$ 1,671,432
Utilities — 1.1%
Calpine Corp., 5.00%, 2/1/31(1)		615	$ 518,810
Leeward Renewable Energy Operations, LLC, 4.25%, 7/1/29(1)		411	370,310
NextEra Energy Operating Partners, L.P., 4.50%, 9/15/27(1)		332	312,623
NRG Energy, Inc.:
3.625%, 2/15/31(1)		563	456,559
3.875%, 2/15/32(1)		118	95,431
5.75%, 1/15/28		580	566,203
10.25% to 3/15/28(1)(12)(13)		509	499,943
TerraForm Power Operating, LLC:
4.75%, 1/15/30(1)		460	427,154
5.00%, 1/31/28(1)		450	431,370
Vistra Operations Co., LLC:
4.375%, 5/1/29(1)		193	172,727

15
See Notes to Financial Statements.

Eaton Vance
Multi-Asset Credit Fund
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Utilities (continued)
Vistra Operations Co., LLC: (continued)
5.00%, 7/31/27(1)	580	$ 552,117
		$ 4,403,247
Total Corporate Bonds (identified cost $225,937,762)		$212,036,746
Foreign Corporate Bonds — 0.4%
Chemicals and Plastics — 0.2%
Braskem Idesa SAPI, 7.45%, 11/15/29(9)	1,150	$ 910,960
		$ 910,960
Real Estate Investment Trusts (REITs) — 0.1%
Shimao Group Holdings, Ltd., 5.60%, 7/15/26(9)(11)	1,250	$ 163,594
		$ 163,594
Telecommunications — 0.1%
VTR Comunicaciones SpA, 5.125%, 1/15/28(9)	667	$ 373,183
		$ 373,183
Total Foreign Corporate Bonds (identified cost $3,227,895)		$ 1,447,737
Preferred Stocks — 0.2%
Security	Shares	Value
Distribution & Wholesale — 0.2%
WESCO International, Inc., Series A, 10.625% to 6/22/25	36,126	$ 982,627
Total Preferred Stocks (identified cost $1,027,930)		$ 982,627

Senior Floating-Rate Loans — 33.1%(14)
Borrower/Description	Principal Amount (000's omitted)	Value
Aerospace and Defense — 0.7%
Dynasty Acquisition Co., Inc.:
Term Loan, 8.582%, (SOFR + 3.50%), 4/6/26	$506	$ 497,848
Term Loan, 8.582%, (SOFR + 3.50%), 4/6/26	272	267,660
Borrower/Description	Principal Amount (000's omitted)	Value
Aerospace and Defense (continued)
TransDigm, Inc., Term Loan, 8.148%, (SOFR + 3.25%), 8/24/28	$1,000	$ 1,000,739
WP CPP Holdings, LLC, Term Loan, 9.03%, (3 mo. USD LIBOR + 3.75%), 4/30/25	1,110	1,021,263
		$ 2,787,510
Airlines — 0.6%
American Airlines, Inc., Term Loan, 10.00%, (3 mo. USD LIBOR + 4.75%), 4/20/28	$1,500	$ 1,512,750
Mileage Plus Holdings, LLC, Term Loan, 10.213%, (3 mo. USD LIBOR + 5.25%), 6/21/27	555	578,855
United Airlines, Inc., Term Loan, 8.77%, (1 mo. USD LIBOR + 3.75%), 4/21/28	472	470,754
		$ 2,562,359
Apparel & Luxury Goods — 0.1%
Hanesbrands, Inc., Term Loan, 8.732%, (SOFR + 3.75%), 3/8/30	$550	$ 547,938
		$ 547,938
Auto Components — 0.6%
Adient US, LLC, Term Loan, 4/10/28(15)	$1,000	$ 1,001,328
Clarios Global, L.P., Term Loan, 4/26/30(15)	149	148,814
DexKo Global, Inc., Term Loan, 8.909%, (3 mo. USD LIBOR + 3.75%), 10/4/28	520	496,361
LTI Holdings, Inc., Term Loan, 8.525%, (1 mo. USD LIBOR + 3.50%), 9/6/25	715	698,402
		$ 2,344,905
Automobiles — 0.3%
Bombardier Recreational Products, Inc., Term Loan, 5/24/27(15)	$1,400	$ 1,368,282
		$ 1,368,282
Biotechnology — 0.2%
Alltech, Inc., Term Loan, 9.097%, (SOFR + 4.00%), 10/13/28	$736	$ 713,569
		$ 713,569
Building Products — 0.4%
Oscar AcquisitionCo, LLC, Term Loan, 9.498%, (SOFR + 4.50%), 4/29/29	$746	$ 723,023
Standard Industries, Inc., Term Loan, 7.329%, (SOFR + 2.25%), 9/22/28	992	990,801
		$ 1,713,824

16
See Notes to Financial Statements.

Eaton Vance
Multi-Asset Credit Fund
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Capital Markets — 0.9%
Advisor Group, Inc., Term Loan, 9.525%, (1 mo. USD LIBOR + 4.50%), 7/31/26	$967	$ 962,743
Aretec Group, Inc.:
Term Loan, 9.332%, (SOFR + 4.25%), 10/1/25	696	693,723
Term Loan, 3/8/30(15)	475	470,052
Mariner Wealth Advisors, LLC, Term Loan, 8/18/28(15)	500	489,375
Victory Capital Holdings, Inc., Term Loan, 7.287%, (SOFR + 2.25%), 7/1/26	1,000	996,354
		$ 3,612,247
Chemicals — 2.5%
Axalta Coating Systems Dutch Holding B B.V., Term Loan, 7.898%, (SOFR + 3.00%), 12/20/29	$926	$ 930,158
Charter NEX US, Inc., Term Loan, 8.847%, (SOFR + 3.75%), 12/1/27	500	494,331
CPC Acquisition Corp., Term Loan, 8.91%, (SOFR + 3.75%), 12/29/27	659	505,149
INEOS Quattro Holdings UK, Ltd., Term Loan, 8.832%, (SOFR + 3.75%), 3/14/30	275	274,656
INEOS US Finance, LLC:
Term Loan, 8.568%, (SOFR + 3.50%), 2/18/30	500	499,896
Term Loan, 8.832%, (SOFR + 3.75%), 11/8/27	1,000	1,000,000
Kraton Corporation, Term Loan, 3/15/29(15)	1,000	999,625
Messer Industries GmbH, Term Loan, 7.66%, (SOFR + 2.50%), 3/2/26	1,315	1,314,777
Momentive Performance Materials, Inc., Term Loan, 9.482%, (SOFR + 4.50%), 3/29/28	550	548,969
Olympus Water US Holding Corporation, Term Loan, 9.498%, (SOFR + 4.50%), 11/9/28	985	946,831
PQ Corporation, Term Loan, 7.645%, (3 mo. USD LIBOR + 2.50%), 6/9/28	1,009	1,007,823
Starfruit Finco B.V., Term Loan, 8.99%, (SOFR + 4.00%), 4/3/28	425	425,000
W.R. Grace & Co.-Conn., Term Loan, 8.938%, (3 mo. USD LIBOR + 3.75%), 9/22/28	983	984,969
		$ 9,932,184
Commercial Services & Supplies — 1.4%
Allied Universal Holdco, LLC, Term Loan, 8.832%, (SOFR + 3.75%), 5/12/28	$634	$ 612,804
Belfor Holdings, Inc., Term Loan, 4/6/26(15)	500	500,625
EnergySolutions, LLC, Term Loan, 8.909%, (3 mo. USD LIBOR + 3.75%), 5/9/25	829	804,158
GFL Environmental, Inc., Term Loan, 5/28/27(15)	1,400	1,402,875
Borrower/Description	Principal Amount (000's omitted)	Value
Commercial Services & Supplies (continued)
Prime Security Services Borrower, LLC, Term Loan, 9/23/26(15)	$1,000	$ 999,740
Tempo Acquisition, LLC, Term Loan, 7.982%, (SOFR + 3.00%), 8/31/28	1,481	1,482,330
		$ 5,802,532
Communications Equipment — 0.1%
CommScope, Inc., Term Loan, 8.275%, (1 mo. USD LIBOR + 3.25%), 4/6/26	$582	$ 540,805
		$ 540,805
Construction Materials — 0.2%
Quikrete Holdings, Inc., Term Loan, 8.025%, (1 mo. USD LIBOR + 3.00%), 3/18/29	$792	$ 789,835
		$ 789,835
Containers & Packaging — 0.3%
Clydesdale Acquisition Holdings, Inc., Term Loan, 9.257%, (SOFR + 4.18%), 4/13/29	$746	$ 730,663
Trident TPI Holdings, Inc., Term Loan, 9/15/28(15)	500	486,562
		$ 1,217,225
Distributors — 0.3%
Autokiniton US Holdings, Inc., Term Loan, 9.597%, (SOFR + 4.50%), 4/6/28	$1,092	$ 1,074,636
		$ 1,074,636
Diversified Consumer Services — 0.2%
KUEHG Corp., Term Loan, 8.909%, (3 mo. USD LIBOR + 3.75%), 2/21/25	$750	$ 746,250
		$ 746,250
Diversified Telecommunication Services — 0.9%
Altice France S.A., Term Loan, 10.486%, (SOFR + 5.50%), 8/15/28	$557	$ 527,126
UPC Financing Partnership, Term Loan, 7.873%, (1 mo. USD LIBOR + 2.93%), 1/31/29	1,100	1,086,593
Virgin Media Bristol, LLC, Term Loan, 7.448%, (1 mo. USD LIBOR + 2.50%), 1/31/28	550	542,266
Ziggo Financing Partnership, Term Loan, 7.448%, (1 mo. USD LIBOR + 2.50%), 4/30/28	1,350	1,327,979
		$ 3,483,964

17
See Notes to Financial Statements.

Eaton Vance
Multi-Asset Credit Fund
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Electrical Equipment — 0.3%
Brookfield WEC Holdings, Inc., Term Loan, 7.775%, (1 mo. USD LIBOR + 2.75%), 8/1/25	$1,263	$ 1,260,569
		$ 1,260,569
Electronic Equipment, Instruments & Components — 0.5%
Ingram Micro, Inc., Term Loan, 8.659%, (3 mo. USD LIBOR + 3.50%), 6/30/28	$500	$ 492,422
Robertshaw US Holding Corp., Term Loan, 8.688%, (3 mo. USD LIBOR + 3.50%), 2/28/25	1,882	1,016,314
Verifone Systems, Inc., Term Loan, 8.958%, (3 mo. USD LIBOR + 4.00%), 8/20/25	746	646,012
		$ 2,154,748
Entertainment — 0.7%
Formula One Holdings Limited., Term Loan, 8.232%, (SOFR + 3.25%), 1/15/30	$1,000	$ 1,003,021
Renaissance Holding Corp., Term Loan, 9.732%, (1 mo. USD LIBOR + 4.75%), 4/5/30	625	614,649
UFC Holdings, LLC, Term Loan, 8.05%, (3 mo. USD LIBOR + 2.75%), 4/29/26	1,318	1,316,508
		$ 2,934,178
Food Products — 0.3%
Nomad Foods Europe Midco Limited, Term Loan, 8.561%, (SOFR + 3.75%), 11/12/29	$1,219	$ 1,220,811
		$ 1,220,811
Gas Utilities — 0.2%
CQP Holdco, L.P., Term Loan, 8.659%, (3 mo. USD LIBOR + 3.50%), 6/5/28	$999	$ 997,982
		$ 997,982
Health Care — 0.1%
Pluto Acquisition I, Inc., Term Loan, 8.953%, (3 mo. USD LIBOR + 4.00%), 6/22/26	$451	$ 328,694
		$ 328,694
Health Care Equipment & Supplies — 0.2%
Medline Borrower, L.P., Term Loan, 8.275%, (1 mo. USD LIBOR + 3.25%), 10/23/28	$695	$ 675,820
		$ 675,820
Health Care Providers & Services — 0.6%
CHG Healthcare Services, Inc., Term Loan, 8.275%, (1 mo. USD LIBOR + 3.25%), 9/29/28	$878	$ 874,270
Borrower/Description	Principal Amount (000's omitted)	Value
Health Care Providers & Services (continued)
Medical Solutions Holdings, Inc., Term Loan, 8.24%, (SOFR + 3.25%), 11/1/28	$991	$ 962,464
National Mentor Holdings, Inc.:
Term Loan, 8.748%, (SOFR + 3.75%), 3/2/28	27	21,263
Term Loan, 8.815%, (SOFR + 3.75%), 3/2/28(16)	764	591,149
		$ 2,449,146
Health Care Technology — 0.6%
athenahealth, Inc.:
Term Loan, 3.50%, 2/15/29(17)	$109	$ 102,251
Term Loan, 8.464%, (SOFR + 3.50%), 2/15/29	885	832,344
Navicure, Inc., Term Loan, 9.025%, (1 mo. USD LIBOR + 4.00%), 10/22/26	664	663,218
Verscend Holding Corp., Term Loan, 9.025%, (1 mo. USD LIBOR + 4.00%), 8/27/25	752	751,972
		$ 2,349,785
Hotels, Restaurants & Leisure — 1.9%
Carnival Corporation, Term Loan, 8.025%, (1 mo. USD LIBOR + 3.00%), 6/30/25	$499	$ 496,848
ClubCorp Holdings, Inc., Term Loan, 7.775%, (1 mo. USD LIBOR + 2.75%), 9/18/24	729	690,823
Dave & Buster's, Inc., Term Loan, 10.125%, (SOFR + 5.00%), 6/29/29	349	350,015
Fertitta Entertainment, LLC, Term Loan, 8.982%, (SOFR + 4.00%), 1/27/29	858	838,761
Four Seasons Hotels Limited, Term Loan, 11/30/29(15)	1,400	1,404,861
IRB Holding Corp., Term Loan, 8.082%, (SOFR + 3.00%), 12/15/27	918	905,122
SeaWorld Parks & Entertainment, Inc., Term Loan, 8.063%, (1 mo. USD LIBOR + 3.00%), 8/25/28	1,000	997,500
Spectacle Gary Holdings, LLC, Term Loan, 9.275%, (1 mo. USD LIBOR + 4.25%), 12/10/28	850	825,543
Stars Group Holdings B.V. (The), Term Loan, 7/22/28(15)	1,000	1,002,812
		$ 7,512,285
Household Durables — 0.3%
ACProducts, Inc., Term Loan, 9.409%, (3 mo. USD LIBOR + 4.25%), 5/17/28	$796	$ 631,370
Solis IV B.V., Term Loan, 8.373%, (SOFR + 3.50%), 2/26/29	499	452,699
		$ 1,084,069

18
See Notes to Financial Statements.

Eaton Vance
Multi-Asset Credit Fund
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Household Products — 0.3%
Energizer Holdings, Inc., Term Loan, 7.329%, (SOFR + 2.25%), 12/22/27	$1,373	$ 1,367,876
		$ 1,367,876
Insurance — 0.8%
AmWINS Group, Inc., Term Loan, 7.268%, (1 mo. USD LIBOR + 2.25%), 2/19/28	$1,688	$ 1,675,642
AssuredPartners, Inc., Term Loan, 2/12/27(15)	500	493,854
NFP Corp., Term Loan, 2/15/27(15)	500	490,556
USI, Inc., Term Loan, 8.648%, (SOFR + 3.75%), 11/22/29	787	786,462
		$ 3,446,514
Interactive Media & Services — 0.1%
Getty Images, Inc., Term Loan, 9.503%, (SOFR + 4.50%), 2/19/26(16)	$542	$ 542,740
		$ 542,740
IT Services — 1.9%
Asurion, LLC:
Term Loan, 8.275%, (1 mo. USD LIBOR + 3.25%), 12/23/26	$1,787	$ 1,679,047
Term Loan - Second Lien, 10.275%, (1 mo. USD LIBOR + 5.25%), 1/31/28	1,000	842,656
Cyxtera DC Holdings, Inc., Term Loan, 8.068%, (3 mo. USD LIBOR + 3.00%), 5/1/24	1,480	1,110,892
Endure Digital, Inc., Term Loan, 8.792%, (3 mo. USD LIBOR + 3.50%), 2/10/28	995	934,463
Gainwell Acquisition Corp., Term Loan, 8.998%, (SOFR + 4.00%), 10/1/27	1,081	1,043,899
Informatica, LLC, Term Loan, 7.813%, (1 mo. USD LIBOR + 2.75%), 10/27/28	1,807	1,804,116
Travelport Finance (Luxembourg) S.a.r.l., Term Loan, 13.77%, (1 mo. USD LIBOR + 8.75%), 6.52% cash, 7.25% PIK, 2/28/25	389	394,152
		$ 7,809,225
Leisure Products — 0.1%
Peloton Interactive, Inc., Term Loan, 11.757%, (SOFR + 6.50%), 5/25/27	$314	$ 313,787
		$ 313,787
Life Sciences Tools & Services — 0.2%
Curia Global, Inc., Term Loan, 8.895%, (SOFR + 3.75%), 8/30/26(16)	$762	$ 666,490
		$ 666,490
Borrower/Description	Principal Amount (000's omitted)	Value
Machinery — 1.7%
AI Aqua Merger Sub, Inc., Term Loan, 8.583%, (SOFR + 3.75%), 7/31/28	$500	$ 488,125
Alliance Laundry Systems, LLC, Term Loan, 10/8/27(15)	500	498,169
Apex Tool Group, LLC, Term Loan, 10.24%, (SOFR + 5.25%), 2/8/29	834	735,533
Clark Equipment Company, Term Loan, 7.498%, (SOFR + 2.50%), 4/20/29	499	498,741
Conair Holdings, LLC, Term Loan, 8.909%, (3 mo. USD LIBOR + 3.75%), 5/17/28	499	467,252
Engineered Machinery Holdings, Inc., Term Loan, 8.659%, (3 mo. USD LIBOR + 3.50%), 5/19/28	739	730,709
Gates Global, LLC, Term Loan, 7.471%, (SOFR + 2.50%), 3/31/27	1,535	1,532,466
Madison IAQ, LLC, Term Loan, 8.302%, (6 mo. USD LIBOR + 3.25%), 6/21/28	685	660,590
Roper Industrial Products Investment Company, LLC, Term Loan, 9.398%, (SOFR + 4.50%), 11/22/29	400	398,167
Vertical US Newco, Inc., Term Loan, 8.602%, (6 mo. USD LIBOR + 3.50%), 7/30/27	750	733,535
		$ 6,743,287
Media — 0.0%(6)
Diamond Sports Group, LLC:
Term Loan, 13.064%, (SOFR + 8.15%), 5/25/26	$108	$ 98,543
Term Loan - Second Lien, 8.167%, (SOFR + 3.25%), 8/24/26	790	59,643
		$ 158,186
Metals/Mining — 0.3%
PMHC II, Inc., Term Loan, 9.304%, (SOFR + 4.25%), 4/23/29	$499	$ 438,551
WireCo WorldGroup, Inc., Term Loan, 9.25%, (1 mo. USD LIBOR + 4.25%), 11/13/28	304	302,176
Zekelman Industries, Inc., Term Loan, 7.018%, (3 mo. USD LIBOR + 2.00%), 1/24/27	500	495,729
		$ 1,236,456
Oil, Gas & Consumable Fuels — 0.2%
Oryx Midstream Services Permian Basin, LLC, Term Loan, 8.193%, (SOFR + 3.25%), 10/5/28	$750	$ 742,875
		$ 742,875
Pharmaceuticals — 0.6%
Bausch Health Companies, Inc., Term Loan, 10.24%, (SOFR + 5.25%), 2/1/27	$867	$ 701,076

19
See Notes to Financial Statements.

Eaton Vance
Multi-Asset Credit Fund
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Pharmaceuticals (continued)
Jazz Financing Lux S.a.r.l., Term Loan, 8.525%, (1 mo. USD LIBOR + 3.50%), 5/5/28	$965	$ 965,366
Mallinckrodt International Finance S.A., Term Loan, 10.198%, (1 mo. USD LIBOR + 5.25%), 9/30/27	833	598,081
		$ 2,264,523
Professional Services — 1.0%
CoreLogic, Inc., Term Loan, 8.563%, (1 mo. USD LIBOR + 3.50%), 6/2/28	$979	$ 880,971
Employbridge Holding Company, Term Loan, 7/19/28(15)	500	423,188
First Advantage Holdings, LLC, Term Loan, 7.775%, (1 mo. USD LIBOR + 2.75%), 1/31/27	737	735,691
Neptune Bidco U.S., Inc., Term Loan, 10.004%, (SOFR + 5.00%), 4/11/29	500	447,812
Trans Union, LLC, Term Loan, 12/1/28(15)	1,400	1,398,250
		$ 3,885,912
Real Estate Management & Development — 0.4%
Cushman & Wakefield U.S. Borrower, LLC:
Term Loan, 7.775%, (1 mo. USD LIBOR + 2.75%), 8/21/25	$728	$ 716,046
Term Loan, 8.332%, (SOFR + 3.25%), 1/31/30	919	896,184
		$ 1,612,230
Road & Rail — 0.8%
Avis Budget Car Rental, LLC, Term Loan, 3/16/29(15)	$1,400	$ 1,402,800
Hertz Corporation (The):
Term Loan, 6/30/28(15)	629	628,268
Term Loan, 6/30/28(15)	121	120,513
Uber Technologies, Inc., Term Loan, 3/3/30(15)	1,000	997,500
		$ 3,149,081
Semiconductors & Semiconductor Equipment — 0.5%
Altar Bidco, Inc., Term Loan, 6.608%, (SOFR + 3.10%), 2/1/29	$499	$ 486,649
Entegris, Inc., Term Loan, 7.661%, (SOFR + 2.75%), 7/6/29(16)	748	749,372
MKS Instruments, Inc., Term Loan, 7.814%, (SOFR + 2.75%), 8/17/29	750	748,477
		$ 1,984,498
Software — 5.7%
Applied Systems, Inc., Term Loan, 9.398%, (SOFR + 4.50%), 9/18/26	$1,529	$ 1,533,782
Banff Merger Sub, Inc., Term Loan, 8.775%, (1 mo. USD LIBOR + 3.75%), 10/2/25	1,047	1,034,991
Borrower/Description	Principal Amount (000's omitted)	Value
Software (continued)
CDK Global, Inc., Term Loan, 9.148%, (SOFR + 4.25%), 7/6/29	$897	$ 896,640
Cloud Software Group, Inc., Term Loan, 3/30/29(15)	400	374,678
Delta TopCo, Inc., Term Loan, 8.656%, (SOFR + 3.75%), 12/1/27	499	478,155
Epicor Software Corporation, Term Loan, 8.275%, (1 mo. USD LIBOR + 3.25%), 7/30/27	1,710	1,691,794
Finastra USA, Inc.:
Term Loan, 8.655%, (3 mo. USD LIBOR + 3.50%), 6/13/24	1,455	1,390,138
Term Loan - Second Lien, 12.405%, (3 mo. USD LIBOR + 7.25%), 6/13/25	300	254,906
GoTo Group, Inc., Term Loan, 9.775%, (1 mo. USD LIBOR + 4.75%), 8/31/27	1,614	980,222
Hyland Software, Inc., Term Loan, 8.525%, (1 mo. USD LIBOR + 3.50%), 7/1/24	1,487	1,479,490
Magenta Buyer, LLC, Term Loan, 10.03%, (3 mo. USD LIBOR + 4.75%), 7/27/28	1,481	1,254,579
McAfee, LLC, Term Loan, 8.653%, (SOFR + 3.75%), 3/1/29	993	938,947
Open Text Corporation, Term Loan, 8.582%, (SOFR + 3.50%), 1/31/30	873	873,358
Panther Commercial Holdings, L.P., Term Loan, 9.275%, (1 mo. USD LIBOR + 4.25%), 1/7/28	724	704,945
Polaris Newco, LLC, Term Loan, 9.159%, (3 mo. USD LIBOR + 4.00%), 6/2/28	726	674,734
Proofpoint, Inc., Term Loan, 8.275%, (1 mo. USD LIBOR + 3.25%), 8/31/28	739	724,352
RealPage, Inc., Term Loan, 8.025%, (1 mo. USD LIBOR + 3.00%), 4/24/28	971	945,042
Redstone Holdco 2 L.P., Term Loan, 10.005%, (3 mo. USD LIBOR + 4.75%), 4/27/28	499	424,859
Riverbed Technology, Inc., Term Loan, 12.84%, (3 mo. USD LIBOR + 8.00%), 10.84% cash, 2.00% PIK, 12/7/26	271	86,425
Sophia, L.P., Term Loan, 8.659%, (3 mo. USD LIBOR + 3.50%), 10/7/27	1,474	1,457,155
SS&C Technologies, Inc.:
Term Loan, 3/22/29(15)	558	556,886
Term Loan, 3/22/29(15)	842	839,217
Ultimate Software Group, Inc. (The):
Term Loan, 8.271%, (SOFR + 3.25%), 5/4/26	1,468	1,432,857
Term Loan, 8.895%, (SOFR + 3.75%), 5/4/26	686	675,573
Veritas US, Inc., Term Loan, 10.025%, (1 mo. USD LIBOR + 5.00%), 9/1/25	657	506,638
Vision Solutions, Inc., Term Loan, 9.255%, (3 mo. USD LIBOR + 4.00%), 4/24/28	727	648,260
		$ 22,858,623

20
See Notes to Financial Statements.

Eaton Vance
Multi-Asset Credit Fund
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Specialty Retail — 1.6%
Belron Finance US, LLC, Term Loan, 4/18/29(15)	$1,400	$ 1,400,875
Great Outdoors Group, LLC, Term Loan, 8.775%, (1 mo. USD LIBOR + 3.75%), 3/6/28	925	919,210
Hoya Midco, LLC, Term Loan, 8.295%, (SOFR + 3.25%), 2/3/29	626	620,497
Les Schwab Tire Centers, Term Loan, 8.064%, (3 mo. USD LIBOR + 3.25%), 11/2/27	1,208	1,204,524
Michaels Companies, Inc., Term Loan, 4/15/28(15)	480	441,140
PetSmart, Inc., Term Loan, 8.832%, (SOFR + 3.75%), 2/11/28	1,868	1,858,311
		$ 6,444,557
Trading Companies & Distributors — 1.4%
Core & Main, L.P., Term Loan, 7.627%, (SOFR + 2.50%), 7/27/28(16)	$1,025	$ 1,019,470
Electro Rent Corporation, Term Loan, 10.271%, (SOFR + 5.50%), 11/1/24	940	918,428
Park River Holdings, Inc., Term Loan, 12/28/27(15)	500	467,625
Spin Holdco, Inc., Term Loan, 8.986%, (3 mo. USD LIBOR + 4.00%), 3/4/28	1,552	1,295,281
SRS Distribution, Inc., Term Loan, 8.525%, (1 mo. USD LIBOR + 3.50%), 6/2/28	1,245	1,191,149
White Cap Buyer, LLC, Term Loan, 10/19/27(15)	750	744,375
		$ 5,636,328
Wireless Telecommunication Services — 0.1%
CCI Buyer, Inc., Term Loan, 8.898%, (SOFR + 4.00%), 12/17/27	$399	$ 393,039
		$ 393,039
Total Senior Floating-Rate Loans (identified cost $138,135,483)		$133,462,379

Warrants — 0.0%
Security	Shares	Value
Leisure Goods/Activities/Movies — 0.0%
Cineworld Group PLC, Exp. 11/23/25(7)(8)	128,689	$ 0
Total Warrants (identified cost $0)		$ 0

Miscellaneous — 0.0%(6)
Security	Principal Amount	Value
Surface Transport — 0.0%(6)
Hertz Corp., Escrow Certificates(7)	$105,000	$ 8,400
Total Miscellaneous (identified cost $0)		$ 8,400

Short-Term Investments — 7.7%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.78%(18)	30,963,084	$ 30,963,084
Total Short-Term Investments (identified cost $30,963,084)		$ 30,963,084
Total Investments — 103.3% (identified cost $439,793,019)		$416,906,105
Less Unfunded Loan Commitments — (0.0)%(6)		$ (108,696)
Net Investments — 103.3% (identified cost $439,684,323)		$416,797,409
Other Assets, Less Liabilities — (3.3)%		$ (13,138,413)
Net Assets — 100.0%		$403,658,996
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2023, the aggregate value of these securities is $162,280,008 or 40.2% of the Fund's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2023.
(3)	When-issued security. For a variable rate security interest rate will be determined after April 30, 2023.
(4)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at April 30, 2023.
(5)	Represents an investment in an issuer that may be deemed to be an affiliate.
(6)	Amount is less than 0.05% or (0.05)%, as applicable.
(7)	Non-income producing security.
(8)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

21
See Notes to Financial Statements.

Eaton Vance
Multi-Asset Credit Fund
April 30, 2023
Portfolio of Investments (Unaudited) — continued

(9)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At April 30, 2023, the aggregate value of these securities is $57,604,864 or 14.3% of the Fund's net assets.
(10)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(11)	Issuer is in default with respect to interest and/or principal payments.
(12)	Security converts to variable rate after the indicated fixed-rate coupon period.
(13)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(14)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) or the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(15)	This Senior Loan will settle after April 30, 2023, at which time the interest rate will be determined.
(16)	The stated interest rate represents the weighted average interest rate at April 30, 2023 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.
(17)	Unfunded or partially unfunded loan commitments. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. At April 30, 2023, the total value of unfunded loan commitments is $102,251. See Note 1G for description.
(18)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of April 30, 2023.

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	2,568	EUR	2,321	Bank of America, N.A.	7/31/23	$ —	$ (1)
USD	439,207	EUR	396,815	Bank of America, N.A.	7/31/23	—	(205)
USD	48,632,472	EUR	43,806,360	State Street Bank and Trust Company	7/31/23	123,680	—
USD	904,044	EUR	816,750	State Street Bank and Trust Company	7/31/23	—	(381)
USD	6,747,541	GBP	5,405,016	Citibank, N.A.	7/31/23	—	(56,648)
						$123,680	$(57,235)
Abbreviations:
EURIBOR	– Euro Interbank Offered Rate
LIBOR	– London Interbank Offered Rate
OTC	– Over-the-counter
PIK	– Payment In Kind
REITs	– Real Estate Investment Trusts
SOFR	– Secured Overnight Financing Rate
Currency Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
USD	– United States Dollar

22
See Notes to Financial Statements.

Eaton Vance
Multi-Asset Credit Fund
April 30, 2023
Statement of Assets and Liabilities (Unaudited)

April 30, 2023
Assets
Unaffiliated investments, at value (identified cost $408,301,259)	$ 385,407,403
Affiliated investments, at value (identified cost $31,383,064)	31,390,006
Cash	3,306,452
Deposits for derivatives collateral - forward foreign currency exchange contracts	640,000
Foreign currency, at value (identified cost $1,593,705)	1,590,679
Interest receivable	4,095,019
Interest and dividends receivable from affiliated investments	105,832
Receivable for investments sold	2,391,398
Receivable for Fund shares sold	141,808
Receivable for open forward foreign currency exchange contracts	123,680
Tax reclaims receivable	55,668
Total assets	$ 429,247,945
Liabilities
Payable for investments purchased	$ 22,251,242
Payable for when-issued/delayed delivery/forward commitment securities	2,182,325
Payable for Fund shares redeemed	581,387
Payable for open forward foreign currency exchange contracts	57,235
Distributions payable	78,653
Payable to affiliates:
Investment adviser and administration fee	179,092
Distribution and service fees	13,067
Trustees' fees	2,346
Accrued expenses	243,602
Total liabilities	$ 25,588,949
Net Assets	$ 403,658,996
Sources of Net Assets
Paid-in capital	$ 656,606,670
Accumulated loss	(252,947,674)
Net Assets	$ 403,658,996
Class A Shares
Net Assets	$ 43,020,546
Shares Outstanding	4,467,920
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 9.63
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$ 9.95
Class C Shares
Net Assets	$ 5,054,809
Shares Outstanding	524,551
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 9.64
Class I Shares
Net Assets	$ 187,807,979
Shares Outstanding	19,454,175
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 9.65
23
See Notes to Financial Statements.

Eaton Vance
Multi-Asset Credit Fund
April 30, 2023
Statement of Assets and Liabilities (Unaudited)  — continued

April 30, 2023
Class R6 Shares
Net Assets	$167,775,662
Shares Outstanding	17,385,393
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 9.65
On sales of $100,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
24
See Notes to Financial Statements.

Eaton Vance
Multi-Asset Credit Fund
April 30, 2023
Statement of Operations (Unaudited)

Six Months Ended
April 30, 2023
Investment Income
Dividend income	$ 48,274
Dividend income from affiliated investment	531,995
Interest and other income	14,213,109
Interest income from affiliated investment	13,674
Total investment income	$ 14,807,052
Expenses
Investment adviser and administration fee	$ 1,116,340
Distribution and service fees:
Class A	54,470
Class C	31,581
Trustees’ fees and expenses	13,629
Custodian fee	98,982
Transfer and dividend disbursing agent fees	68,184
Legal and accounting services	54,135
Printing and postage	11,608
Registration fees	38,730
Miscellaneous	25,564
Total expenses	$ 1,513,223
Deduct:
Waiver and/or reimbursement of expenses by affiliate	$ 21,004
Total expense reductions	$ 21,004
Net expenses	$ 1,492,219
Net investment income	$ 13,314,833
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$ (16,396,308)
Foreign currency transactions	41,989
Forward foreign currency exchange contracts	(4,448,186)
Net realized loss	$(20,802,505)
Change in unrealized appreciation (depreciation):
Investments	$ 31,355,949
Investments - affiliated investments	5,890
Foreign currency	39,433
Forward foreign currency exchange contracts	(506,259)
Net change in unrealized appreciation (depreciation)	$ 30,895,013
Net realized and unrealized gain	$ 10,092,508
Net increase in net assets from operations	$ 23,407,341
25
See Notes to Financial Statements.

Eaton Vance
Multi-Asset Credit Fund
April 30, 2023
Statements of Changes in Net Assets

	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 13,314,833	$ 19,272,667
Net realized loss	(20,802,505)	(3,797,265)
Net change in unrealized appreciation (depreciation)	30,895,013	(47,511,771)
Net increase (decrease) in net assets from operations	$ 23,407,341	$ (32,036,369)
Distributions to shareholders:
Class A	$ (1,417,493)	$ (2,179,540)
Class C	(180,648)	(613,791)
Class I	(6,671,684)	(12,184,954)
Class R6	(5,405,154)	(5,097,071)
Total distributions to shareholders	$ (13,674,979)	$ (20,075,356)
Transactions in shares of beneficial interest:
Class A	$ (2,945,458)	$ (10,630,209)
Class C	(3,381,391)	(13,534,522)
Class I	(22,805,135)	(108,874,811)
Class R6	20,459,611	113,967,404
Net decrease in net assets from Fund share transactions	$ (8,672,373)	$ (19,072,138)
Net increase (decrease) in net assets	$ 1,059,989	$ (71,183,863)
Net Assets
At beginning of period	$ 402,599,007	$ 473,782,870
At end of period	$403,658,996	$ 402,599,007
26
See Notes to Financial Statements.

Eaton Vance
Multi-Asset Credit Fund
April 30, 2023
Financial Highlights

	Class A
	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31,
		2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 9.400	$10.680	$ 10.210	$ 10.760	$ 10.620	$ 10.830
Income (Loss) From Operations
Net investment income(1)	$ 0.301	$ 0.468	$ 0.394	$ 0.423	$ 0.496	$ 0.216
Net realized and unrealized gain (loss)	0.284	(1.287)	0.489	(0.500)	0.148	(0.118)
Total income (loss) from operations	$ 0.585	$ (0.819)	$ 0.883	$ (0.077)	$ 0.644	$ 0.098
Less Distributions
From net investment income	$ (0.355)	$ (0.461)	$ (0.413)	$ (0.473)	$ (0.504)	$ (0.308)
Total distributions	$ (0.355)	$ (0.461)	$ (0.413)	$ (0.473)	$ (0.504)	$ (0.308)
Net asset value — End of period	$ 9.630	$ 9.400	$10.680	$10.210	$10.760	$10.620
Total Return(2)	5.79% (3)	(7.80)%	8.73%	(0.66)% (4)	6.22% (4)	0.89% (4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 43,021	$44,921	$ 61,518	$ 63,023	$ 3,888	$ 1,032
Ratios (as a percentage of average daily net assets):(5)
Expenses	0.96% (6)(7)	0.97% (6)	0.96%	0.99% (4)	1.00% (4)	1.08% (4)(8)(9)
Net investment income	6.33% (7)	4.66%	3.70%	4.13%	4.64%	2.00%
Portfolio Turnover	36% (3)	80%	76%	93%	96%	113% (10)
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	The investment adviser and administrator (and sub-adviser, if applicable) reimbursed certain operating expenses (equal to 0.01%, 0.70% and 0.22% of average daily net assets for the years ended October 31, 2020, 2019 and 2018, respectively). Absent this reimbursement, total return would be lower.
(5)	Includes the Fund’s share of the Portfolios’ allocated expenses for the period while the Fund was investing in the Portfolios.
(6)	Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund's investment in the Liquidity Fund (equal to 0.01% and less than 0.005% of average daily net assets for the six months ended April 30, 2023 and for the year ended October 31, 2022, respectively).
(7)	Annualized.
(8)	Excludes expenses incurred by the Fund as a result of its investments in Affiliated Investment Funds (equal to 0.26% of average daily net assets for the year ended October 31, 2018).
(9)	Includes interest and dividend expense, including on securities sold short, of less than 0.005% of average daily net assets for the year ended October 31, 2018.
(10)	Percentage includes both the Fund's contributions to and withdrawals from the Portfolios and purchases and sales of securities held directly by the Fund, if any.
References to Portfolios herein are to Massachusetts business trusts managed by Eaton Vance Management or its affiliates in which the Fund invested a substantial portion of its investable assets during the year ended October 31, 2018.
27
See Notes to Financial Statements.

Eaton Vance
Multi-Asset Credit Fund
April 30, 2023
Financial Highlights   — continued

	Class C
	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31,
		2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 9.410	$10.690	$ 10.220	$ 10.770	$ 10.620	$ 10.790
Income (Loss) From Operations
Net investment income(1)	$ 0.264	$ 0.352	$ 0.315	$ 0.353	$ 0.411	$ 0.159
Net realized and unrealized gain (loss)	0.280	(1.246)	0.489	(0.508)	0.154	(0.090)
Total income (loss) from operations	$ 0.544	$ (0.894)	$ 0.804	$ (0.155)	$ 0.565	$ 0.069
Less Distributions
From net investment income	$ (0.314)	$ (0.386)	$ (0.334)	$ (0.395)	$ (0.415)	$ (0.239)
Total distributions	$ (0.314)	$ (0.386)	$ (0.334)	$ (0.395)	$ (0.415)	$ (0.239)
Net asset value — End of period	$ 9.640	$ 9.410	$10.690	$10.220	$10.770	$10.620
Total Return(2)	5.40% (3)	(8.48)%	7.92%	(1.40)% (4)	5.43% (4)	0.63% (4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 5,055	$ 8,267	$ 23,956	$ 34,273	$ 1,259	$ 693
Ratios (as a percentage of average daily net assets):(5)
Expenses	1.72% (6)(7)	1.72% (6)	1.71%	1.74% (4)	1.75% (4)	1.82% (4)(8)(9)
Net investment income	5.56% (7)	3.47%	2.95%	3.45%	3.85%	1.48%
Portfolio Turnover	36% (3)	80%	76%	93%	96%	113% (10)
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	The investment adviser and administrator (and sub-adviser, if applicable) reimbursed certain operating expenses (equal to 0.01%, 0.70% and 0.28% of average daily net assets for the years ended October 31, 2020, 2019 and 2018, respectively). Absent this reimbursement, total return would be lower.
(5)	Includes the Fund’s share of the Portfolios’ allocated expenses for the period while the Fund was investing in the Portfolios.
(6)	Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund's investment in the Liquidity Fund (equal to 0.01% and less than 0.005% of average daily net assets for the six months ended April 30, 2023 and for the year ended October 31, 2022, respectively).
(7)	Annualized.
(8)	Excludes expenses incurred by the Fund as a result of its investments in Affiliated Investment Funds (equal to 0.26% of average daily net assets for the year ended October 31, 2018).
(9)	Includes interest and dividend expense, including on securities sold short, of less than 0.005% of average daily net assets for the year ended October 31, 2018.
(10)	Percentage includes both the Fund's contributions to and withdrawals from the Portfolios and purchases and sales of securities held directly by the Fund, if any.
References to Portfolios herein are to Massachusetts business trusts managed by Eaton Vance Management or its affiliates in which the Fund invested a substantial portion of its investable assets during the year ended October 31, 2018.
28
See Notes to Financial Statements.

Eaton Vance
Multi-Asset Credit Fund
April 30, 2023
Financial Highlights   — continued

	Class I
	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31,
		2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 9.430	$ 10.710	$ 10.240	$ 10.790	$ 10.650	$ 10.820
Income (Loss) From Operations
Net investment income(1)	$ 0.314	$ 0.461	$ 0.420	$ 0.449	$ 0.526	$ 0.278
Net realized and unrealized gain (loss)	0.276	(1.253)	0.491	(0.499)	0.146	(0.093)
Total income (loss) from operations	$ 0.590	$ (0.792)	$ 0.911	$ (0.050)	$ 0.672	$ 0.185
Less Distributions
From net investment income	$ (0.370)	$ (0.488)	$ (0.441)	$ (0.500)	$ (0.532)	$ (0.355)
Total distributions	$ (0.370)	$ (0.488)	$ (0.441)	$ (0.500)	$ (0.532)	$ (0.355)
Net asset value — End of period	$ 9.650	$ 9.430	$ 10.710	$ 10.240	$10.790	$10.650
Total Return(2)	5.81% (3)	(7.53)%	8.99%	(0.40)% (4)	6.48% (4)	1.72% (4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$187,808	$205,778	$345,990	$304,389	$ 68,533	$ 17,654
Ratios (as a percentage of average daily net assets):(5)
Expenses	0.71% (6)(7)	0.72% (6)	0.71%	0.74% (4)	0.75% (4)	0.81% (4)(8)(9)
Net investment income	6.59% (7)	4.56%	3.93%	4.38%	4.90%	2.59%
Portfolio Turnover	36% (3)	80%	76%	93%	96%	113% (10)
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	The investment adviser and administrator (and sub-adviser, if applicable) reimbursed certain operating expenses (equal to 0.01%, 0.70% and 0.33% of average daily net assets for the years ended October 31, 2020, 2019 and 2018, respectively). Absent this reimbursement, total return would be lower.
(5)	Includes the Fund’s share of the Portfolios’ allocated expenses for the period while the Fund was investing in the Portfolios.
(6)	Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund's investment in the Liquidity Fund (equal to 0.01% and less than 0.005% of average daily net assets for the six months ended April 30, 2023 and for the year ended October 31, 2022, respectively).
(7)	Annualized.
(8)	Excludes expenses incurred by the Fund as a result of its investments in Affiliated Investment Funds (equal to 0.26% of average daily net assets for the year ended October 31, 2018).
(9)	Includes interest and dividend expense, including on securities sold short, of less than 0.005% of average daily net assets for the year ended October 31, 2018.
(10)	Percentage includes both the Fund's contributions to and withdrawals from the Portfolios and purchases and sales of securities held directly by the Fund, if any.
References to Portfolios herein are to Massachusetts business trusts managed by Eaton Vance Management or its affiliates in which the Fund invested a substantial portion of its investable assets during the year ended October 31, 2018.
29
See Notes to Financial Statements.

Eaton Vance
Multi-Asset Credit Fund
April 30, 2023
Financial Highlights   — continued

	Class R6
	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31,			Period Ended October 31, 2019(1)
		2022	2021	2020
Net asset value — Beginning of period	$ 9.420	$ 10.710	$ 10.230	$ 10.790	$ 10.820
Income (Loss) From Operations
Net investment income(2)	$ 0.316	$ 0.483	$ 0.418	$ 0.443	$ 0.059
Net realized and unrealized gain (loss)	0.287	(1.281)	0.507	(0.501)	(0.011)
Total income (loss) from operations	$ 0.603	$ (0.798)	$ 0.925	$ (0.058)	$ 0.048
Less Distributions
From net investment income	$ (0.373)	$ (0.492)	$ (0.445)	$ (0.502)	$ (0.078)
Total distributions	$ (0.373)	$ (0.492)	$ (0.445)	$ (0.502)	$ (0.078)
Net asset value — End of period	$ 9.650	$ 9.420	$10.710	$10.230	$10.790
Total Return(3)	5.95% (4)	(7.58)%	9.13%	(0.47)% (5)	0.44% (4)(5)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$167,776	$143,633	$ 42,319	$ 3,089	$ 10
Ratios (as a percentage of average daily net assets):
Expenses	0.67% (6)(7)	0.66% (6)	0.65%	0.69% (5)	0.75% (5)(7)
Net investment income	6.63% (7)	4.90%	3.90%	4.34%	3.40% (7)
Portfolio Turnover	36% (4)	80%	76%	93%	96% (8)
(1)	For the period from the commencement of operations, September 3, 2019, to October, 31, 2019.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	The investment adviser and administrator and sub-adviser reimbursed certain operating expenses (equal to 0.01% and 0.68% of average daily net assets for the year ended October 31, 2020 and the period ended October 31, 2019, respectively). Absent this reimbursement, total return would be lower.
(6)	Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund's investment in the Liquidity Fund (equal to 0.01% and less than 0.005% of average daily net assets for the six months ended April 30, 2023 and for the year ended October 31, 2022, respectively).
(7)	Annualized.
(8)	For the year ended October 31, 2019.
30
See Notes to Financial Statements.

Eaton Vance
Multi-Asset Credit Fund
April 30, 2023
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Multi-Asset Credit Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek total return. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 6). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I and Class R6 shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer and dividend disbursing agent fees on the Statement of Operations, are not allocated to Class R6 shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Senior Loans, for which a valuation is not available or deemed unreliable, are fair valued by the investment adviser utilizing one or more of the valuation techniques described below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.
Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
31

Eaton Vance
Multi-Asset Credit Fund
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.
D  Federal Taxes—The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
As of April 30, 2023, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
F  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
G  Unfunded Loan Commitments—The Fund may enter into certain loan agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower's discretion. These commitments are disclosed in the accompanying Portfolio of Investments. At April 30, 2023, the Fund had sufficient cash and/or securities to cover these commitments.
H  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
I  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
J  Forward Foreign Currency Exchange Contracts—The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.
32

Eaton Vance
Multi-Asset Credit Fund
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

K  Interim Financial Statements—The interim financial statements relating to April 30, 2023 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains (if any) are made annually. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
At October 31, 2022, the Fund, for federal income tax purposes, had deferred capital losses of $213,345,760 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at October 31, 2022, $4,961,764 are short-term and $208,383,996 are long-term.
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at April 30, 2023, as determined on a federal income tax basis, were as follows:
Aggregate cost	$ 440,890,200
Gross unrealized appreciation	$ 2,994,631
Gross unrealized depreciation	(27,020,977)
Net unrealized depreciation	$ (24,026,346)
3  Investment Adviser and Administration Fee and Other Transactions with Affiliates
The investment adviser and administration fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory and administrative services rendered to the Fund. The investment adviser and administration fee is computed at an annual rate as a percentage of the Fund’s average daily net assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser and receive an advisory fee as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $1 billion	0.550%
$1 billion but less than $2.5 billion	0.530%
$2.5 billion but less than $5 billion	0.510%
$5 billion and over	0.500%
For the six months ended April 30, 2023, the investment adviser and administration fee amounted to $1,116,340 or 0.55% (annualized) of the Fund’s average daily net assets. Pursuant to an investment sub-advisory agreement, EVM has delegated a portion of the investment management of the Fund to Eaton Vance Advisers International Ltd. (EVAIL), an affiliate of EVM. EVM pays EVAIL a portion of its investment adviser and administration fee for sub-advisory services provided to the Fund.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the "Liquidity Fund"), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser and administration fee paid by the Fund is reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended April 30, 2023, the investment adviser and administration fee paid was reduced by $21,004 relating to the Fund's investment in the Liquidity Fund.
33

Eaton Vance
Multi-Asset Credit Fund
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

Prior to March 1, 2023, EVM and EVAIL agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding such expenses as acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceeded 0.99%, 1.74%, 0.74% and 0.69% of the Fund’s average daily net assets for Class A, Class C, Class I and Class R6, respectively. This agreement expired effective March 1, 2023. Pursuant to this agreement, no operating expenses were allocated to EVM and EVAIL for the six months ended April 30, 2023.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2023, EVM earned $6,104 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $343 as its portion of the sales charges on sales of Class A shares for the six months ended April 30, 2023. EVD also received distribution and service fees from Class A and Class C shares (see Note 5) and contingent deferred sales charges (see Note 6).
Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2023, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.
4  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and principal repayments on Senior Loans, for the six months ended April 30, 2023 were as follows:
	Purchases	Sales
Investments (non-U.S. Government)	$ 118,585,492	$ 102,887,681
U.S. Government and Agency Securities	20,241,876	40,949,792
	$138,827,368	$143,837,473
5  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2023 amounted to $54,470 for Class A shares.
The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2023, the Fund paid or accrued to EVD $23,686 for Class C shares.
Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2023 amounted to $7,895 for Class C shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
6  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 0.75% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended April 30, 2023, the Fund was informed that EVD received less than $100 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A shareholders.
34

Eaton Vance
Multi-Asset Credit Fund
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions for all periods presented, were as follows:
	Six Months Ended April 30, 2023 (Unaudited)		Year Ended October 31, 2022
	Shares	Amount	Shares	Amount
Class A
Sales	345,683	$ 3,303,473	1,174,963	$ 11,607,550
Issued to shareholders electing to receive payments of distributions in Fund shares	128,517	1,232,762	187,456	1,857,405
Redemptions	(783,472)	(7,481,693)	(2,343,927)	(24,095,164)
Net decrease	(309,272)	$ (2,945,458)	(981,508)	$ (10,630,209)
Class C
Sales	3,987	$ 38,413	28,523	$ 287,396
Issued to shareholders electing to receive payments of distributions in Fund shares	18,263	175,284	60,321	603,965
Redemptions	(376,141)	(3,595,088)	(1,450,989)	(14,425,883)
Net decrease	(353,891)	$ (3,381,391)	(1,362,145)	$ (13,534,522)
Class I
Sales	1,692,677	$ 16,187,480	6,164,379	$ 63,453,436
Issued to shareholders electing to receive payments of distributions in Fund shares	677,945	6,520,353	1,194,356	11,928,833
Redemptions	(4,743,714)	(45,512,968)	(17,836,543)	(184,257,080)
Net decrease	(2,373,092)	$(22,805,135)	(10,477,808)	$(108,874,811)
Class R6
Sales	1,681,464	$ 16,000,000	11,166,945	$ 113,062,124
Issued to shareholders electing to receive payments of distributions in Fund shares	559,707	5,382,102	509,601	4,956,821
Redemptions	(95,899)	(922,491)	(389,300)	(4,051,541)
Net increase	2,145,272	$ 20,459,611	11,287,246	$ 113,967,404
At April 30, 2023, donor advised and pooled income funds (established and maintained by a public charity) managed by EVM owned in the aggregate 26.8% of the value of the outstanding shares of the Fund.
8  Financial Instruments
The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2023 is included in the Portfolio of Investments. At April 30, 2023, the Fund had sufficient cash and/or securities to cover commitments under these contracts.
35

Eaton Vance
Multi-Asset Credit Fund
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

The Fund is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Fund holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund enters into forward foreign currency exchange contracts.
The Fund enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund's net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At April 30, 2023, the fair value of derivatives with credit-related contingent features in a net liability position was $57,235. The aggregate fair value of assets pledged as collateral by the Fund for such liability was $640,000 at April 30, 2023.
The over-the-counter (OTC) derivatives in which the Fund invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Fund of any net liability owed to it.
The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Fund, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Portfolio of Investments.
The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at April 30, 2023 was as follows:
Fair Value
Derivative	Asset Derivative	Liability Derivative
Forward foreign currency exchange contracts	$123,680 (1)	$(57,235) (2)
(1)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts.
(2)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts.
The Fund’s derivative assets and liabilities at fair value by type, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Fund’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Fund for such assets and pledged by the Fund for such liabilities as of April 30, 2023.
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)
State Street Bank and Trust Company	$123,680	$(381)	$ —	$ —	$123,299
36

Eaton Vance
Multi-Asset Credit Fund
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)
Bank of America, N.A.	$ (206)	$ —	$ —	$ —	$ (206)
Citibank, N.A.	(56,648)	—	—	—	(56,648)
State Street Bank and Trust Company	(381)	381	—	—	—
	$(57,235)	$ 381	$ —	$ —	$(56,854)
(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount due from the counterparty in the event of default.
(c)	Net amount represents the net amount payable to the counterparty in the event of default.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is foreign exchange risk for the six months ended April 30, 2023 was as follows:
Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)
Forward foreign currency exchange contracts	$(4,448,186)	$(506,259)
(1)	Statement of Operations location: Net realized gain (loss): Forward foreign currency exchange contracts.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation): Forward foreign currency exchange contracts.
The average notional amount of forward foreign currency exchange contracts (based on the absolute value of notional amounts of currency purchased and currency sold) outstanding during the six months ended April 30, 2023, which is indicative of the volume of this derivative type, was approximately $56,133,000.
9  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $725 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 24, 2023. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2022, an arrangement fee totaling $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended April 30, 2023.
37

Eaton Vance
Multi-Asset Credit Fund
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

10  Affiliated Investments
At April 30, 2023, the value of the Fund's investment in issuers and funds that may be deemed to be affiliated was $31,390,006, which represents 7.8% of the Fund's net assets. Transactions in such investments by the Fund for the six months ended April 30, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Shares, end of period
Commercial Mortgage-Backed Securities
Morgan Stanley Capital I Trust, Series 2019-BPR, Class A, 6.598%, (1 mo. USD LIBOR + 1.65%), 5/15/36	$ 420,332	$ —	$ —	$ —	$ 5,890	$ 426,922	$ 13,674	$ 438,393
Short-Term Investments
Liquidity Fund	31,492,053	141,477,869	(142,006,838)	—	—	30,963,084	531,995	30,963,084
Total				$ —	$5,890	$31,390,006	$545,669
11  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At April 30, 2023, the hierarchy of inputs used in valuing the Fund's investments and open derivative instruments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$ 21,858,718	$ —	$ 21,858,718
Collateralized Mortgage Obligations	—	1,218,731	—	1,218,731
Commercial Mortgage-Backed Securities	—	13,663,727	—	13,663,727
Common Stocks	—	425	—	425
Convertible Bonds	—	1,262,865	—	1,262,865
Convertible Preferred Stocks	—	666	—	666
Corporate Bonds	—	212,036,746	—	212,036,746
Foreign Corporate Bonds	—	1,447,737	—	1,447,737
Preferred Stocks	982,627	—	—	982,627
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	133,353,683	—	133,353,683
Warrants	—	0	—	0
Miscellaneous	—	8,400	—	8,400
Short-Term Investments	30,963,084	—	—	30,963,084
Total Investments	$ 31,945,711	$ 384,851,698	$ —	$ 416,797,409
38

Eaton Vance
Multi-Asset Credit Fund
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Exchange Contracts	$ —	$ 123,680	$ —	$ 123,680
Total	$ 31,945,711	$ 384,975,378	$ —	$ 416,921,089
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$ (57,235)	$ —	$ (57,235)
Total	$ —	$ (57,235)	$ —	$ (57,235)
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended April 30, 2023 is not presented.
39

Eaton Vance
Multi-Asset Credit Fund
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

12  Risks and Uncertainties
LIBOR Transition Risk
Certain instruments held by the Fund may pay an interest rate based on the London Interbank Offered Rate (“LIBOR”), which is the average offered rate for various maturities of short-term loans between certain major international banks. LIBOR is used throughout global banking and financial industries to determine interest rates for a variety of financial instruments (such as debt instruments and derivatives) and borrowing arrangements. The ICE Benchmark Administration Limited, the administrator of LIBOR, ceased publishing certain LIBOR settings on December 31, 2021, and is expected to cease publishing the remaining LIBOR settings on June 30, 2023. Although the transition process away from LIBOR has become increasingly well-defined, the impact on certain debt securities, derivatives and other financial instruments that utilize LIBOR remains uncertain. The phase-out of LIBOR may result in, among other things, increased volatility or illiquidity in markets for instruments based on LIBOR and changes in the value of such instruments.
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks of disease, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and industries, and could continue to affect the market in significant and unforeseen ways. Other epidemics and pandemics that may arise in the future may have similar effects. Any such impact could adversely affect the Fund's performance, or the performance of the securities in which the Fund invests.
40

Eaton Vance
Multi-Asset Credit Fund
April 30, 2023
Officers and Trustees

Officers
Eric A. Stein President	Nicholas S. Di Lorenzo Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Richard F. Froio Chief Compliance Officer
James F. Kirchner Treasurer
Trustees
George J. Gorman Chairperson
Alan C. Bowser
Thomas E. Faust Jr.*
Mark R. Fetting
Cynthia E. Frost
Valerie A. Mosley
Anchal Pachnanda*(1)
Keith Quinton
Marcus L. Smith
Susan J. Sutherland
Scott E. Wennerholm
Nancy A. Wiser

*	Interested Trustee
(1)	Ms. Pachnanda began serving as Trustee effective April 1, 2023.
41

Eaton Vance Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
42

Eaton Vance Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
43

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.
44

Investment Adviser and Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110
Investment Sub-Adviser
Eaton Vance Advisers International Ltd.
125 Old Broad Street
London, EC2N 1AR
United Kingdom
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 534439
Pittsburgh, PA 15253-4439
(800) 262-1122
Fund Offices
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7783    4.30.23

Eaton Vance
Short Duration High Income Fund
Semiannual Report
April 30, 2023

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund's adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2023
Eaton Vance
Short Duration High Income Fund

Eaton Vance
Short Duration High Income Fund
April 30, 2023
Performance

Portfolio Manager(s) Kelley Gerrity and Stephen C. Concannon, CFA
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	11/01/2013	02/21/2012	4.14%	1.89%	2.94%	3.17%
Class A with 3.25% Maximum Sales Charge	—	—	0.80	(1.45)	2.27	2.83
Class I at NAV	11/01/2013	02/21/2012	4.38	2.26	3.20	3.43

ICE BofA U.S. High Yield Cash Pay BB-B 1–3 Year Index	—	—	4.47%	4.43%	3.53%	3.93%
% Total Annual Operating Expense Ratios[3]	Class A	Class I
Gross	1.14%	0.89%
Net	0.91	0.66
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
2

Eaton Vance
Short Duration High Income Fund
April 30, 2023
Fund Profile

Credit Quality (% of total investments)[1]
Footnotes:
[1]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. For purposes of ratings restrictions, the average of Moody’s, S&P and Fitch is used. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
3

Eaton Vance
Short Duration High Income Fund
April 30, 2023
Endnotes and Additional Disclosures

[1]	ICE BofA U.S. High Yield Cash Pay BB-B 1–3 Year Index is an unmanaged index of U.S. corporate bonds currently paying a coupon, rated BB1 through B3, and having a maturity less than 3 years. ICE® BofA® indices are not for redistribution or other uses; provided “as is”, without warranties, and with no liability. Eaton Vance has prepared this report and ICE Data Indices, LLC does not endorse it, or guarantee, review, or endorse Eaton Vance’s products. BofA® is a licensed registered trademark of Bank of America Corporation in the United States and other countries. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Performance prior to the inception date of Class A and Class I is linked to the performance of Short Duration High Income Portfolio (the Portfolio), the Portfolio that the Fund invested in prior to June 15, 2020. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the Financial Highlights included in the financial statements is not linked.
[3]	Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 2/29/24. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
Fund profile subject to change due to active management.
4

Eaton Vance
Short Duration High Income Fund
April 30, 2023
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2022 to April 30, 2023).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (11/1/22)	Ending Account Value (4/30/23)	Expenses Paid During Period* (11/1/22 – 4/30/23)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,041.40	$4.56**	0.90%
Class I	$1,000.00	$1,043.80	$3.29**	0.65%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.33	$4.51**	0.90%
Class I	$1,000.00	$1,021.57	$3.26**	0.65%
*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2022.
**	Absent an allocation of certain expenses to an affiliate, expenses would be higher.
5

Eaton Vance
Short Duration High Income Fund
April 30, 2023
Portfolio of Investments (Unaudited)

Common Stocks — 0.0%(1)
Security	Shares	Value
Technology — 0.0%(1)
Riverbed Technology, Inc.(2)(3)	423	$ 213
Total Common Stocks (identified cost $6,786)		$ 213

Convertible Bonds — 0.4%
Security	Principal Amount (000's omitted)	Value
Leisure — 0.4%
Peloton Interactive, Inc., 0.00%, 2/15/26	$398	$ 296,895
Total Convertible Bonds (identified cost $347,814)		$ 296,895

Convertible Preferred Stocks — 0.0%(1)
Security	Shares	Value
Technology — 0.0%(1)
Riverbed Technology, Inc., Series A, 6.50%, (1.50% cash, 5.00% PIK)(2)(3)	590	$ 150
Total Convertible Preferred Stocks (identified cost $17,694)		$ 150

Corporate Bonds — 85.9%
Security	Principal Amount* (000's omitted)	Value
Aerospace — 3.7%
Bombardier, Inc., 7.50%, 3/15/25(4)	216	$ 216,289
Rolls-Royce PLC, 3.625%, 10/14/25(4)	500	475,000
Spirit AeroSystems, Inc., 7.50%, 4/15/25(4)	600	596,938
TransDigm UK Holdings PLC, 6.875%, 5/15/26	500	503,782
TransDigm, Inc., 6.25%, 3/15/26(4)	910	915,726
		$ 2,707,735
Air Transportation — 3.7%
American Airlines, Inc., 7.25%, 2/15/28(4)	150	$ 146,030
American Airlines, Inc./AAdvantage Loyalty IP, Ltd., 5.50%, 4/20/26(4)	1,200	1,179,773
Delta Air Lines, Inc., 2.90%, 10/28/24	275	265,567
Security	Principal Amount* (000's omitted)	Value
Air Transportation (continued)
Spirit Loyalty Cayman, Ltd./Spirit IP Cayman, Ltd., 8.00%, 9/20/25(4)	500	$ 505,457
VistaJet Malta Finance PLC/XO Management Holding, Inc., 7.875%, 5/1/27(4)	675	641,955
		$ 2,738,782
Automotive & Auto Parts — 3.8%
Ford Motor Credit Co., LLC:
3.37%, 11/17/23	200	$ 196,865
3.375%, 11/13/25	200	186,021
3.664%, 9/8/24	663	640,844
5.125%, 6/16/25	850	828,720
5.584%, 3/18/24	1,000	995,265
		$ 2,847,715
Broadcasting — 2.6%
Banijay Entertainment SASU, 5.375%, 3/1/25(4)	700	$ 683,368
Sirius XM Radio, Inc., 3.125%, 9/1/26(4)	330	295,690
Townsquare Media, Inc., 6.875%, 2/1/26(4)	162	151,212
Univision Communications, Inc., 5.125%, 2/15/25(4)	830	818,347
		$ 1,948,617
Cable & Satellite TV — 0.4%
CSC Holdings, LLC, 5.25%, 6/1/24	325	$ 317,302
		$ 317,302
Chemicals — 3.3%
Avient Corp., 5.75%, 5/15/25(4)	500	$ 500,186
Compass Minerals International, Inc.:
4.875%, 7/15/24(4)	817	809,341
6.75%, 12/1/27(4)	360	345,603
NOVA Chemicals Corp., 4.875%, 6/1/24(4)	819	807,167
		$ 2,462,297
Consumer Products — 0.4%
CD&R Smokey Buyer, Inc., 6.75%, 7/15/25(4)	328	$ 289,460
		$ 289,460
Containers — 1.7%
Ball Corp.:
4.00%, 11/15/23	342	$ 339,118
5.25%, 7/1/25	274	274,164

6
See Notes to Financial Statements.

Eaton Vance
Short Duration High Income Fund
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Containers (continued)
Graphic Packaging International, LLC, 4.125%, 8/15/24	275	$ 271,510
Trivium Packaging Finance B.V., 5.50%, 8/15/26(4)	350	340,114
		$ 1,224,906
Diversified Financial Services — 3.1%
Ally Financial, Inc., 5.75%, 11/20/25	400	$ 389,010
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp.:
4.75%, 9/15/24	460	454,489
6.25%, 5/15/26	300	295,590
Navient Corp.:
6.125%, 3/25/24	388	385,103
7.25%, 9/25/23	300	300,950
PRA Group, Inc., 7.375%, 9/1/25(4)	174	173,611
Rocket Mortgage, LLC/Rocket Mortgage Co.-Issuer, Inc., 2.875%, 10/15/26(4)	325	289,741
		$ 2,288,494
Diversified Media — 1.0%
Clear Channel International B.V., 6.625%, 8/1/25(4)	275	$ 272,572
TripAdvisor, Inc., 7.00%, 7/15/25(4)	500	503,705
		$ 776,277
Energy — 7.9%
Aethon United BR, L.P./Aethon United Finance Corp., 8.25%, 2/15/26(4)	530	$ 515,227
Antero Midstream Partners, L.P./Antero Midstream Finance Corp., 7.875%, 5/15/26(4)	350	359,722
CrownRock, L.P./CrownRock Finance, Inc., 5.625%, 10/15/25(4)	845	834,991
CVR Energy, Inc., 5.25%, 2/15/25(4)	300	290,429
EQM Midstream Partners, L.P.:
4.00%, 8/1/24	262	254,333
7.50%, 6/1/27(4)	500	498,737
Matador Resources Co., 5.875%, 9/15/26	250	245,498
Neptune Energy Bondco PLC, 6.625%, 5/15/25(4)	720	710,690
New Fortress Energy, Inc.:
6.50%, 9/30/26(4)	400	368,844
6.75%, 9/15/25(4)	400	381,471
Permian Resources Operating, LLC, 7.75%, 2/15/26(4)	300	303,701
Tap Rock Resources, LLC, 7.00%, 10/1/26(4)	485	466,475
Weatherford International, Ltd., 11.00%, 12/1/24(4)	52	53,585
Western Midstream Operating, L.P., 3.35%, 2/1/25	548	524,061
		$ 5,807,764
Security	Principal Amount* (000's omitted)		Value
Entertainment & Film — 0.7%
Cinemark USA, Inc., 8.75%, 5/1/25(4)		180	$ 183,842
Live Nation Entertainment, Inc., 4.875%, 11/1/24(4)		325	321,339
			$ 505,181
Environmental — 1.2%
GFL Environmental, Inc., 3.75%, 8/1/25(4)		940	$ 909,876
			$ 909,876
Food & Drug Retail — 0.5%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons, L.P./Albertsons, LLC, 7.50%, 3/15/26(4)		350	$ 361,837
			$ 361,837
Food, Beverage & Tobacco — 2.5%
Chobani, LLC/Chobani Finance Corp., Inc., 7.50%, 4/15/25(4)		357	$ 350,438
Herbalife Nutrition, Ltd./HLF Financing, Inc., 7.875%, 9/1/25(4)		298	285,633
Performance Food Group, Inc., 6.875%, 5/1/25(4)		502	506,753
US Foods, Inc., 6.25%, 4/15/25(4)		725	729,880
			$ 1,872,704
Gaming — 5.4%
Caesars Entertainment, Inc.:
6.25%, 7/1/25(4)		950	$ 952,015
8.125%, 7/1/27(4)		380	388,064
International Game Technology PLC, 6.50%, 2/15/25(4)		447	453,070
MGM Resorts International, 5.75%, 6/15/25		700	698,993
Raptor Acquisition Corp./Raptor Co.-Issuer, LLC, 4.875%, 11/1/26(4)		650	608,426
Scientific Games International, Inc., 7.00%, 5/15/28(4)		300	299,651
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp., 5.50%, 3/1/25(4)		580	572,651
			$ 3,972,870
Healthcare — 5.4%
Endo DAC/Endo Finance, LLC/Endo Finco, Inc., 5.875%, 10/15/24(4)(5)		260	$ 185,250
Grifols S.A., 1.625%, 2/15/25(6)	EUR	450	470,905
ModivCare, Inc., 5.875%, 11/15/25(4)		658	629,384
P&L Development, LLC/PLD Finance Corp., 7.75%, 11/15/25(4)		325	260,346
Perrigo Finance Unlimitd Co., 3.90%, 12/15/24		527	510,381
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., 9.75%, 12/1/26(4)		856	713,005

7
See Notes to Financial Statements.

Eaton Vance
Short Duration High Income Fund
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Healthcare (continued)
Tenet Healthcare Corp., 4.875%, 1/1/26		758	$ 747,601
Teva Pharmaceutical Finance Netherlands III B.V., 2.80%, 7/21/23		85	84,445
US Acute Care Solutions, LLC, 6.375%, 3/1/26(4)		416	371,729
			$ 3,973,046
Homebuilders & Real Estate — 5.0%
Brundage-Bone Concrete Pumping Holdings, Inc., 6.00%, 2/1/26(4)		271	$ 255,021
Greystar Real Estate Partners, LLC, 5.75%, 12/1/25(4)		921	901,843
HAT Holdings I, LLC/HAT Holdings II, LLC, 6.00%, 4/15/25(4)		342	332,844
Meritage Homes Corp., 6.00%, 6/1/25		300	301,928
Outfront Media Capital, LLC/Outfront Media Capital Corp., 6.25%, 6/15/25(4)		403	403,853
Starwood Property Trust, Inc., 3.75%, 12/31/24(4)		684	640,203
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., 5.625%, 3/1/24(4)		199	198,315
VICI Properties, L.P./VICI Note Co., Inc., 3.50%, 2/15/25(4)		619	595,518
Vivion Investments S.a.r.l., 3.00%, 8/8/24(6)	EUR	100	80,729
			$ 3,710,254
Insurance — 1.5%
AssuredPartners, Inc., 7.00%, 8/15/25(4)		342	$ 338,995
HUB International, Ltd., 7.00%, 5/1/26(4)		387	385,783
USI, Inc., 6.875%, 5/1/25(4)		370	366,698
			$ 1,091,476
Leisure — 7.0%
Life Time, Inc., 8.00%, 4/15/26(4)		445	$ 442,931
Merlin Entertainments, Ltd., 5.75%, 6/15/26(4)		400	380,426
NCL Corp., Ltd.:
3.625%, 12/15/24(4)		1,152	1,081,339
5.875%, 3/15/26(4)		245	211,300
Royal Caribbean Cruises, Ltd.:
5.50%, 8/31/26(4)		250	229,416
11.625%, 8/15/27(4)		225	239,575
Sabre GLBL, Inc.:
9.25%, 4/15/25(4)		327	301,983
11.25%, 12/15/27(4)		143	125,751
SeaWorld Parks & Entertainment, Inc., 8.75%, 5/1/25(4)		345	353,163
Six Flags Entertainment Corp., 4.875%, 7/31/24(4)		500	500,315
Speedway Motorsports, LLC/Speedway Funding II, Inc., 4.875%, 11/1/27(4)		200	185,887
Security	Principal Amount* (000's omitted)	Value
Leisure (continued)
Vail Resorts, Inc., 6.25%, 5/15/25(4)	450	$ 453,906
Viking Cruises, Ltd., 6.25%, 5/15/25(4)	727	691,054
		$ 5,197,046
Metals & Mining — 0.7%
New Gold, Inc., 7.50%, 7/15/27(4)	500	$ 482,445
		$ 482,445
Paper — 1.1%
Clearwater Paper Corp., 5.375%, 2/1/25(4)	187	$ 183,475
Enviva Partners, L.P./Enviva Partners Finance Corp., 6.50%, 1/15/26(4)	780	666,103
		$ 849,578
Publishing & Printing — 0.7%
LABL, Inc., 10.50%, 7/15/27(4)	250	$ 237,864
McGraw-Hill Education, Inc., 5.75%, 8/1/28(4)	285	253,398
		$ 491,262
Railroad — 0.3%
Watco Cos., LLC/Watco Finance Corp., 6.50%, 6/15/27(4)	250	$ 242,699
		$ 242,699
Restaurant — 3.1%
1011778 B.C. Unlimited Liability Company/New Red Finance, Inc., 5.75%, 4/15/25(4)	356	$ 357,168
Dave & Buster's, Inc., 7.625%, 11/1/25(4)	1,118	1,137,811
IRB Holding Corp., 7.00%, 6/15/25(4)	753	762,974
		$ 2,257,953
Services — 5.7%
Allied Universal Holdco, LLC/Allied Universal Finance Corp.:
6.625%, 7/15/26(4)	442	$ 426,661
9.75%, 7/15/27(4)	200	186,308
Aramark Services, Inc., 6.375%, 5/1/25(4)	910	911,183
GEMS MENASA Cayman, Ltd./GEMS Education Delaware, LLC, 7.125%, 7/31/26(4)	827	807,030
Hertz Corp. (The), 4.625%, 12/1/26(4)	279	251,569
Korn Ferry, 4.625%, 12/15/27(4)	380	361,427
WASH Multifamily Acquisition, Inc., 5.75%, 4/15/26(4)	350	328,490
WESCO Distribution, Inc., 7.125%, 6/15/25(4)	899	915,579
		$ 4,188,247

8
See Notes to Financial Statements.

Eaton Vance
Short Duration High Income Fund
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Steel — 1.2%
Allegheny Ludlum, LLC, 6.95%, 12/15/25		515	$ 521,247
Cleveland-Cliffs, Inc., 6.75%, 3/15/26(4)		376	382,886
			$ 904,133
Super Retail — 2.1%
Bath & Body Works, Inc., 9.375%, 7/1/25(4)		309	$ 331,042
Dufry One B.V., 2.50%, 10/15/24(6)	EUR	350	379,072
Evergreen AcqCo 1, L.P./TVI, Inc., 9.75%, 4/26/28(4)		127	127,291
Hanesbrands, Inc., 4.875%, 5/15/26(4)		300	283,089
Kohl's Corp., 4.25%, 7/17/25		270	252,644
William Carter Co. (The), 5.625%, 3/15/27(4)		185	182,933
			$ 1,556,071
Technology — 4.2%
Clarios Global, L.P., 6.75%, 5/15/25(4)		299	$ 299,841
Clarios Global, L.P./Clarios US Finance Co., 8.50%, 5/15/27(4)		750	755,791
Gen Digital, Inc.:
5.00%, 4/15/25(4)		322	318,828
6.75%, 9/30/27(4)		500	504,510
Seagate HDD Cayman:
4.75%, 1/1/25		410	399,174
4.875%, 3/1/24		350	345,208
Sensata Technologies B.V., 5.00%, 10/1/25(4)		500	493,020
			$ 3,116,372
Telecommunications — 3.2%
Altice France S.A., 2.50%, 1/15/25(6)	EUR	200	$ 204,755
Connect Finco S.a.r.l./Connect US Finco, LLC, 6.75%, 10/1/26(4)		285	271,996
Iliad Holding SASU, 6.50%, 10/15/26(4)		460	443,031
LCPR Senior Secured Financing DAC, 6.75%, 10/15/27(4)		600	570,751
Sprint, LLC, 7.125%, 6/15/24		600	610,363
Viasat, Inc., 5.625%, 9/15/25(4)		300	286,806
			$ 2,387,702
Transport Excluding Air & Rail — 0.8%
Fenix Marine Service Holdings, Ltd., 8.00%, 1/15/24		562	$ 562,225
			$ 562,225
Utility — 2.0%
AmeriGas Partners, L.P./AmeriGas Finance Corp., 5.50%, 5/20/25		807	$ 784,730
Security	Principal Amount* (000's omitted)	Value
Utility (continued)
NextEra Energy Operating Partners, L.P., 4.25%, 7/15/24(4)	741	$ 731,052
		$ 1,515,782
Total Corporate Bonds (identified cost $64,279,095)		$63,558,108

Senior Floating-Rate Loans — 5.7%(7)
Borrower/Description	Principal Amount (000's omitted)	Value
Air Transportation — 1.3%
Mileage Plus Holdings, LLC, Term Loan, 10.213%, (3 mo. USD LIBOR + 5.25%), 6/21/27	$901	$ 939,533
		$ 939,533
Gaming — 0.8%
Spectacle Gary Holdings, LLC, Term Loan, 9.275%, (1 mo. USD LIBOR + 4.25%), 12/10/28	$641	$ 622,545
		$ 622,545
Healthcare — 0.3%
Pluto Acquisition I, Inc., Term Loan, 8.953%, (3 mo. USD LIBOR + 4.00%), 6/22/26	$196	$ 142,754
Verscend Holding Corp., Term Loan, 8/27/25(8)	50	50,301
		$ 193,055
Services — 0.5%
Travelport Finance (Luxembourg) S.a.r.l., Term Loan, 13.775%, (1 mo. USD LIBOR + 8.75%), 6.525% cash, 7.25% PIK, 2/28/25	$374	$ 379,414
		$ 379,414
Super Retail — 1.6%
Michaels Companies, Inc., Term Loan, 9.409%, (3 mo. USD LIBOR + 4.25%), 4/15/28	$155	$ 142,155
PetSmart, Inc., Term Loan, 8.832%, (SOFR + 3.75%), 2/11/28	1,070	1,064,665
		$ 1,206,820
Technology — 1.2%
GoTo Group, Inc., Term Loan, 9.775%, (1 mo. USD LIBOR + 4.75%), 8/31/27	$2	$ 1,071

9
See Notes to Financial Statements.

Eaton Vance
Short Duration High Income Fund
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Technology (continued)
Presidio Holdings, Inc., Term Loan, 8.643%, (SOFR + 3.50%), 1/22/27(9)	$836	$ 833,171
Riverbed Technology, Inc., Term Loan, 12.84%, (3 mo. USD LIBOR + 8.00%), 10.84% cash, 2.00% PIK, 12/7/26	52	16,719
		$ 850,961
Total Senior Floating-Rate Loans (identified cost $4,244,352)		$ 4,192,328

Short-Term Investments — 6.6%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.78%(10)	4,845,776	$ 4,845,776
Total Short-Term Investments (identified cost $4,845,776)		$ 4,845,776
Total Investments — 98.6% (identified cost $73,741,517)		$72,893,470
Other Assets, Less Liabilities — 1.4%		$ 1,064,955
Net Assets — 100.0%		$73,958,425
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
*	In U.S. dollars unless otherwise indicated.
(1)	Amount is less than 0.05%.
(2)	Non-income producing security.
(3)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2023, the aggregate value of these securities is $48,935,516 or 66.2% of the Fund's net assets.
(5)	Issuer is in default with respect to interest and/or principal payments.
(6)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At April 30, 2023, the aggregate value of these securities is $1,135,461 or 1.5% of the Fund's net assets.
(7)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) or the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(8)	This Senior Loan will settle after April 30, 2023, at which time the interest rate will be determined.
(9)	The stated interest rate represents the weighted average interest rate at April 30, 2023 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.
(10)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of April 30, 2023.

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	401,563	EUR	361,654	HSBC Bank USA, N.A.	7/31/23	$ 1,086	$ —
USD	361,599	EUR	325,586	HSBC Bank USA, N.A.	7/31/23	1,063	—
						$2,149	$ —
Abbreviations:
LIBOR	– London Interbank Offered Rate
OTC	– Over-the-counter
PIK	– Payment In Kind
SOFR	– Secured Overnight Financing Rate
Currency Abbreviations:
EUR	– Euro
USD	– United States Dollar

10
See Notes to Financial Statements.

Eaton Vance
Short Duration High Income Fund
April 30, 2023
Statement of Assets and Liabilities (Unaudited)

April 30, 2023
Assets
Unaffiliated investments, at value (identified cost $68,895,741)	$ 68,047,694
Affiliated investment, at value (identified cost $4,845,776)	4,845,776
Cash	34,020
Foreign currency, at value (identified cost $3,914)	3,907
Interest receivable	1,140,322
Dividends receivable from affiliated investment	12,253
Receivable for investments sold	547,567
Receivable for Fund shares sold	316,961
Receivable for open forward foreign currency exchange contracts	2,149
Receivable from affiliate	17,714
Total assets	$74,968,363
Liabilities
Payable for investments purchased	$ 467,485
Payable for Fund shares redeemed	409,169
Distributions payable	4,866
Payable to affiliates:
Investment adviser and administration fee	32,152
Distribution and service fees	1,194
Trustees' fees	411
Accrued expenses	94,661
Total liabilities	$ 1,009,938
Net Assets	$73,958,425
Sources of Net Assets
Paid-in capital	$ 79,180,407
Accumulated loss	(5,221,982)
Net Assets	$73,958,425
Class A Shares
Net Assets	$ 5,831,212
Shares Outstanding	659,271
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 8.84
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$ 9.14
Class I Shares
Net Assets	$ 68,127,213
Shares Outstanding	7,693,428
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 8.86
On sales of $100,000 or more, the offering price of Class A shares is reduced.
11
See Notes to Financial Statements.

Eaton Vance
Short Duration High Income Fund
April 30, 2023
Statement of Operations (Unaudited)

Six Months Ended
April 30, 2023
Investment Income
Dividend income	$ 9,177
Dividend income from affiliated investment	59,825
Interest and other income	2,159,431
Total investment income	$ 2,228,433
Expenses
Investment adviser and administration fee	$ 190,807
Distribution and service fees:
Class A	8,022
Trustees’ fees and expenses	2,458
Custodian fee	22,987
Transfer and dividend disbursing agent fees	38,783
Legal and accounting services	37,082
Printing and postage	6,653
Registration fees	20,359
Miscellaneous	7,102
Total expenses	$ 334,253
Deduct:
Waiver and/or reimbursement of expenses by affiliate	$ 101,365
Total expense reductions	$ 101,365
Net expenses	$ 232,888
Net investment income	$ 1,995,545
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$ (1,188,334)
Foreign currency transactions	(321)
Forward foreign currency exchange contracts	(59,960)
Net realized loss	$(1,248,615)
Change in unrealized appreciation (depreciation):
Investments	$ 2,141,883
Foreign currency	612
Forward foreign currency exchange contracts	(5,314)
Net change in unrealized appreciation (depreciation)	$ 2,137,181
Net realized and unrealized gain	$ 888,566
Net increase in net assets from operations	$ 2,884,111
12
See Notes to Financial Statements.

Eaton Vance
Short Duration High Income Fund
April 30, 2023
Statements of Changes in Net Assets

	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 1,995,545	$ 2,686,084
Net realized loss	(1,248,615)	(917,213)
Net change in unrealized appreciation (depreciation)	2,137,181	(3,752,930)
Net increase (decrease) in net assets from operations	$ 2,884,111	$ (1,984,059)
Distributions to shareholders:
Class A	$ (198,064)	$ (278,639)
Class I	(2,000,534)	(2,549,762)
Total distributions to shareholders	$ (2,198,598)	$ (2,828,401)
Transactions in shares of beneficial interest:
Class A	$ (918,305)	$ 164,876
Class I	(1,817,249)	11,717,543
Net increase (decrease) in net assets from Fund share transactions	$ (2,735,554)	$11,882,419
Net increase (decrease) in net assets	$ (2,050,041)	$ 7,069,959
Net Assets
At beginning of period	$ 76,008,466	$ 68,938,507
At end of period	$73,958,425	$76,008,466
13
See Notes to Financial Statements.

Eaton Vance
Short Duration High Income Fund
April 30, 2023
Financial Highlights

	Class A
	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31,
		2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 8.750	$ 9.500	$ 9.120	$ 9.540	$ 9.470	$ 9.820
Income (Loss) From Operations
Net investment income(1)	$ 0.242	$ 0.355	$ 0.356	$ 0.394	$ 0.432	$ 0.439
Net realized and unrealized gain (loss)	0.116	(0.730)	0.401	(0.387)	0.070	(0.350)
Total income (loss) from operations	$ 0.358	$(0.375)	$ 0.757	$ 0.007	$ 0.502	$ 0.089
Less Distributions
From net investment income	$ (0.268)	$ (0.375)	$ (0.377)	$ (0.414)	$ (0.432)	$ (0.439)
Tax return of capital	—	—	—	(0.013)	—	—
Total distributions	$(0.268)	$(0.375)	$(0.377)	$(0.427)	$(0.432)	$(0.439)
Net asset value — End of period	$ 8.840	$ 8.750	$ 9.500	$ 9.120	$ 9.540	$ 9.470
Total Return(2)(3)	4.14% (4)	(4.00)%	8.39%	0.15%	5.41%	0.93%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 5,831	$ 6,683	$ 7,059	$ 6,537	$ 6,914	$ 4,726
Ratios (as a percentage of average daily net assets):(5)
Expenses (3)	0.90% (6)(7)	0.90% (7)	0.90%	0.90%	0.90%	0.91% (8)
Net investment income	5.53% (6)	3.89%	3.76%	4.29%	4.54%	4.55%
Portfolio Turnover of the Portfolio(9)	—	—	—	50%	63%	52%
Portfolio Turnover of the Fund	38% (4)	96%	75%	34% (10)	—	—
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	The investment adviser and administrator of the Fund and/or the investment adviser of the Portfolio reimbursed certain operating expenses (equal to 0.29%, 0.23%, 0.30%, 0.31%, 0.39% and 0.38% of average daily net assets for the six months ended April 30, 2023 and the years ended October 31, 2022, 2021, 2020, 2019 and 2018, respectively). Absent this reimbursement, total return would be lower.
(4)	Not annualized.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser and administrator of a portion of its investment adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.01% and less than 0.005% of average daily net assets for the six months ended April 30, 2023 and the year ended October 31, 2022, respectively).
(8)	Includes interest expense of 0.01% of average daily net assets for the year ended October 31, 2018.
(9)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.
(10)	For the period from June 15, 2020 through October 31, 2020 when the Fund was making investments directly in securities.
References to Portfolio herein are to Short Duration High Income Portfolio, a Massachusetts business trust in which the Fund invested all of its investable assets prior to the close of business on June 12, 2020 and which had the same investment objective and policies as the Fund during such period.
14
See Notes to Financial Statements.

Eaton Vance
Short Duration High Income Fund
April 30, 2023
Financial Highlights — continued

	Class I
	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31,
		2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 8.760	$ 9.510	$ 9.130	$ 9.560	$ 9.490	$ 9.840
Income (Loss) From Operations
Net investment income(1)	$ 0.253	$ 0.381	$ 0.375	$ 0.417	$ 0.457	$ 0.462
Net realized and unrealized gain (loss)	0.126	(0.733)	0.407	(0.396)	0.069	(0.348)
Total income (loss) from operations	$ 0.379	$ (0.352)	$ 0.782	$ 0.021	$ 0.526	$ 0.114
Less Distributions
From net investment income	$ (0.279)	$ (0.398)	$ (0.402)	$ (0.437)	$ (0.456)	$ (0.464)
Tax return of capital	—	—	—	(0.014)	—	—
Total distributions	$ (0.279)	$ (0.398)	$ (0.402)	$ (0.451)	$ (0.456)	$ (0.464)
Net asset value — End of period	$ 8.860	$ 8.760	$ 9.510	$ 9.130	$ 9.560	$ 9.490
Total Return(2)(3)	4.38% (4)	(3.75)%	8.65%	0.30%	5.67%	1.19%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$68,127	$69,325	$61,879	$41,585	$49,780	$40,712
Ratios (as a percentage of average daily net assets):(5)
Expenses (3)	0.65% (6)(7)	0.65% (7)	0.65%	0.65%	0.65%	0.66% (8)
Net investment income	5.78% (6)	4.18%	3.95%	4.53%	4.79%	4.79%
Portfolio Turnover of the Portfolio(9)	—	—	—	50%	63%	52%
Portfolio Turnover of the Fund	38% (4)	96%	75%	34% (10)	—	—
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	The investment adviser and administrator of the Fund and/or the investment adviser of the Portfolio reimbursed certain operating expenses (equal to 0.29%, 0.23%, 0.30%, 0.31%, 0.39% and 0.38% of average daily net assets for the six months ended April 30, 2023 and the years ended October 31, 2022, 2021, 2020, 2019 and 2018, respectively). Absent this reimbursement, total return would be lower.
(4)	Not annualized.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser and administrator of a portion of its investment adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.01% and less than 0.005% of average daily net assets for the six months ended April 30, 2023 and the year ended October 31, 2022, respectively).
(8)	Includes interest expense of 0.01% of average daily net assets for the year ended October 31, 2018.
(9)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.
(10)	For the period from June 15, 2020 through October 31, 2020 when the Fund was making investments directly in securities.
References to Portfolio herein are to Short Duration High Income Portfolio, a Massachusetts business trust in which the Fund invested all of its investable assets prior to the close of business on June 12, 2020 and which had the same investment objective and policies as the Fund during such period.
15
See Notes to Financial Statements.

Eaton Vance
Short Duration High Income Fund
April 30, 2023
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Short Duration High Income Fund (the Fund) is a non-diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is total return. The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class A shares may be subject to a 0.75% contingent deferred sales charge (CDSC) if redeemed within 12 months of purchase (depending on the circumstances of purchase). Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Senior Loans, for which a valuation is not available or deemed unreliable, are fair valued by the investment adviser utilizing one or more of the valuation techniques described below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower's outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower's assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.
Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are
16

Eaton Vance
Short Duration High Income Fund
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.
D  Federal Taxes—The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
As of April 30, 2023, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
F  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
G  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
H  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
I  Forward Foreign Currency Exchange Contracts—The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.
J  Interim Financial Statements—The interim financial statements relating to April 30, 2023 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
17

Eaton Vance
Short Duration High Income Fund
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

2  Distributions to Shareholders and Income Tax Information
The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains are made at least annually. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
At October 31, 2022, the Fund, for federal income tax purposes, had deferred capital losses of $2,825,736 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at October 31, 2022, $1,901,801 are short-term and $923,935 are long-term.
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at April 30, 2023, as determined on a federal income tax basis, were as follows:
Aggregate cost	$ 73,979,057
Gross unrealized appreciation	$ 352,897
Gross unrealized depreciation	(1,436,335)
Net unrealized depreciation	$ (1,083,438)
3  Investment Adviser and Administration Fee and Other Transactions with Affiliates
The investment adviser and administration fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory and administrative services rendered to the Fund. The investment adviser and administration fee is computed at an annual rate as a percentage of the Fund’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $1 billion	0.550%
$1 billion but less than $2.5 billion	0.525%
$2.5 billion but less than $5 billion	0.505%
$5 billion and over	0.490%
For the six months ended April 30, 2023, the Fund's investment adviser and administration fee amounted to $190,807 or 0.55% (annualized) of the Fund’s average daily net assets. The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the "Liquidity Fund"), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser and administration fee paid by the Fund is reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended April 30, 2023, the investment adviser and administration fee paid was reduced by $2,266 relating to the Fund's investment in the Liquidity Fund.
EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding such expenses as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.90% and 0.65% of the Fund’s average daily net assets for Class A and Class I, respectively. This agreement may be changed or terminated after February 29, 2024. Pursuant to this agreement, EVM was allocated $99,099 of the Fund’s operating expenses for the six months ended April 30, 2023.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2023, EVM earned $1,507 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund's principal underwriter, received $407 as its portion of the sales charge on sales of Class A shares and no CDSCs paid by Class A shareholders for the six months ended April 30, 2023. EVD also received distribution and service fees from Class A shares (see Note 4).
18

Eaton Vance
Short Duration High Income Fund
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2023, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.
4  Distribution Plan
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2023 amounted to $8,022 for Class A shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and principal repayments on Senior Loans, aggregated $24,975,987 and $28,299,854, respectively, for the six months ended April 30, 2023.
6  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:
	Six Months Ended April 30, 2023 (Unaudited)		Year Ended October 31, 2022
	Shares	Amount	Shares	Amount
Class A
Sales	73,458	$ 647,777	156,200	$ 1,414,154
Issued to shareholders electing to receive payments of distributions in Fund shares	21,526	189,805	29,979	270,963
Redemptions	(199,435)	(1,755,887)	(165,322)	(1,520,241)
Net increase (decrease)	(104,451)	$ (918,305)	20,857	$ 164,876
Class I
Sales	3,428,899	$ 30,291,736	6,766,427	$ 60,662,464
Issued to shareholders electing to receive payments of distributions in Fund shares	223,449	1,973,429	278,621	2,518,053
Redemptions	(3,872,393)	(34,082,414)	(5,636,745)	(51,462,974)
Net increase (decrease)	(220,045)	$ (1,817,249)	1,408,303	$ 11,717,543
7  Financial Instruments
The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2023 is included in the Portfolio of Investments. At April 30, 2023, the Fund had sufficient cash and/or securities to cover commitments under these contracts.
19

Eaton Vance
Short Duration High Income Fund
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

The Fund is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Fund holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund enters into forward foreign currency exchange contracts.
The Fund enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At April 30, 2023, the Fund had no open derivatives with credit-related contingent features in a net liability position.
The over-the-counter (OTC) derivatives in which the Fund invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Fund of any net liability owed to it.
The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Fund, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Portfolio of Investments.
The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at April 30, 2023 was as follows:
Fair Value
Derivative	Asset Derivative	Liability Derivative
Forward foreign currency exchange contracts	$2,149 (1)	$ —
(1)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts.
The Fund’s derivative assets at fair value by type, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following table presents the Fund’s derivative assets by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Fund for such assets as of April 30, 2023.
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)
HSBC Bank USA, N.A.	$2,149	$ —	$ —	$ —	$2,149
(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount due from the counterparty in the event of default.
20

Eaton Vance
Short Duration High Income Fund
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is foreign exchange risk for the six months ended April 30, 2023 was as follows:
Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)
Forward foreign currency exchange contracts	$(59,960)	$(5,314)
(1)	Statement of Operations location: Net realized gain (loss) - Forward foreign currency exchange contracts.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) - Forward foreign currency exchange contracts.
The average notional amount of forward foreign currency exchange contracts (based on the absolute value of notional amounts of currency purchased and currency sold) outstanding during the six months ended April 30, 2023, which is indicative of the volume of this derivative type, was approximately $720,000.
8  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $725 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 24, 2023. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2022, an arrangement fee totaling $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended April 30, 2023.
9  Affiliated Investments
At April 30, 2023, the value of the Fund's investment in funds that may be deemed to be affiliated was $4,845,776, which represents 6.6% of the Fund's net assets. Transactions in such investments by the Fund for the six months ended April 30, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$4,521,527	$26,981,712	$(26,657,463)	$ —	$ —	$4,845,776	$59,825	4,845,776
10  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
21

Eaton Vance
Short Duration High Income Fund
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

At April 30, 2023, the hierarchy of inputs used in valuing the Fund's investments and open derivative instruments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$ —	$ 213	$ —	$ 213
Convertible Bonds	—	296,895	—	296,895
Convertible Preferred Stocks	—	150	—	150
Corporate Bonds	—	63,558,108	—	63,558,108
Senior Floating-Rate Loans	—	4,192,328	—	4,192,328
Short-Term Investments	4,845,776	—	—	4,845,776
Total Investments	$ 4,845,776	$ 68,047,694	$ —	$72,893,470
Forward Foreign Currency Exchange Contracts	$ —	$ 2,149	$ —	$ 2,149
Total	$ 4,845,776	$ 68,049,843	$ —	$72,895,619
11  Risks and Uncertainties
Credit Risk
The Fund primarily invests in lower rated and comparable quality unrated high yield securities. These investments have different risks than investments in debt securities rated investment grade. Risk of loss upon default by the borrower is significantly greater with respect to such debt than with other debt securities because these securities are generally unsecured and are more sensitive to adverse economic conditions, such as recession or increasing interest rates, than are investment grade issuers.
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks of disease, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and industries, and could continue to affect the market in significant and unforeseen ways. Other epidemics and pandemics that may arise in the future may have similar effects. Any such impact could adversely affect the Fund's performance, or the performance of the securities in which the Fund invests.
22

Eaton Vance
Short Duration High Income Fund
April 30, 2023
Officers and Trustees

Officers
Eric A. Stein President	Nicholas S. Di Lorenzo Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Richard F. Froio Chief Compliance Officer
James F. Kirchner Treasurer
Trustees
George J. Gorman Chairperson
Alan C. Bowser
Thomas E. Faust Jr.*
Mark R. Fetting
Cynthia E. Frost
Valerie A. Mosley
Anchal Pachnanda*(1)
Keith Quinton
Marcus L. Smith
Susan J. Sutherland
Scott E. Wennerholm
Nancy A. Wiser

*	Interested Trustee
(1)	Ms. Pachnanda began serving as Trustee effective April 1, 2023.
23

Eaton Vance Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
24

Eaton Vance Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
25

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.
26

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser and Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 534439
Pittsburgh, PA 15253-4439
(800) 262-1122
Fund Offices
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

14893    4.30.23

Eaton Vance
Emerging and Frontier Countries Equity Fund
Semiannual Report
April 30, 2023

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund's adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2023
Eaton Vance
Emerging and Frontier Countries Equity Fund

Eaton Vance
Emerging and Frontier Countries Equity Fund
April 30, 2023
Performance

Portfolio Manager(s) Marshall L. Stocker, Ph.D., CFA, John R. Baur and Steven Vanne, CFA
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	11/03/2014	11/01/2013	15.33%	3.16%	2.41%	3.18%
Class A with 5.25% Maximum Sales Charge	—	—	9.30	(2.24)	1.31	2.54
Class I at NAV	11/03/2014	11/01/2013	15.41	3.39	2.65	3.40

MSCI Emerging Markets Equal Country Weighted Index	—	—	13.94%	0.35%	(0.30)%	0.52%
MSCI Frontier Markets Index	—	—	7.39	(14.81)	(2.13)	1.72
Blended Index	—	—	10.65	(7.30)	(1.02)	1.29
% Total Annual Operating Expense Ratios[3]	Class A	Class I
Gross	1.67%	1.42%
Net	1.42	1.17
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
2

Eaton Vance
Emerging and Frontier Countries Equity Fund
April 30, 2023
Fund Profile

Sector Allocation (% of net assets)[1,2]
Country Allocation (% of net assets)[1]

Footnotes:
Fund invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.
[1]	Depiction does not reflect the Fund’s derivatives positions.
[2]	Excludes cash and cash equivalents.
3

Eaton Vance
Emerging and Frontier Countries Equity Fund
April 30, 2023
Endnotes and Additional Disclosures

[1]	MSCI Emerging Markets Equal Country Weighted Index is an unmanaged index of emerging markets common stock where each country within the index has the same weight. MSCI Frontier Markets Index is an unmanaged index that measures the performance of stock markets with less-developed economies and financial markets than emerging markets, and that typically have more restrictions on foreign stock ownership. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. The Blended Index consists of 50% MSCI Emerging Markets Equal Country Weighted Index and 50% MSCI Frontier Markets Index, rebalanced monthly. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Performance prior to the inception date of Class A and Class I is linked to the performance of Global Macro Capital Opportunities Portfolio (the Portfolio) in which the Fund invests. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance since inception for an index, if presented, is the performance since the Portfolio’s inception. Performance presented in the Financial Highlights included in the financial statements is not linked.
[3]	Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 2/29/24. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
Fund profile subject to change due to active management.
Additional Information
Effective June 30, 2023, the portfolio managers of the Fund and the Portfolio will be Marshall L. Stocker and Steven Vanne.

4

Eaton Vance
Emerging and Frontier Countries Equity Fund
April 30, 2023
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2022 to April 30, 2023).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (11/1/22)	Ending Account Value (4/30/23)	Expenses Paid During Period* (11/1/22 – 4/30/23)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,153.30	$7.47**	1.40%
Class I	$1,000.00	$1,154.10	$6.14**	1.15%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,017.85	$7.00**	1.40%
Class I	$1,000.00	$1,019.09	$5.76**	1.15%
*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2022. The Example reflects the expenses of both the Fund and the Portfolio.
**	Absent an allocation of certain expenses to affiliates, expenses would be higher.
5

Eaton Vance
Emerging and Frontier Countries Equity Fund
April 30, 2023
Statement of Assets and Liabilities (Unaudited)

April 30, 2023
Assets
Investment in Global Macro Capital Opportunities Portfolio, at value (identified cost $194,354,276)	$ 233,873,674
Receivable for Fund shares sold	219,700
Total assets	$234,093,374
Liabilities
Payable for Fund shares redeemed	$ 90,095
Payable to affiliates:
Distribution and service fees	636
Trustees' fees	43
Other	42,032
Accrued expenses	56,846
Total liabilities	$ 189,652
Net Assets	$233,903,722
Sources of Net Assets
Paid-in capital	$ 208,254,579
Distributable earnings	25,649,143
Net Assets	$233,903,722
Class A Shares
Net Assets	$ 3,113,887
Shares Outstanding	271,245
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 11.48
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$ 12.12
Class I Shares
Net Assets	$ 230,789,835
Shares Outstanding	19,973,007
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 11.56
On sales of $50,000 or more, the offering price of Class A shares is reduced.
6
See Notes to Financial Statements.

Eaton Vance
Emerging and Frontier Countries Equity Fund
April 30, 2023
Statement of Operations (Unaudited)

Six Months Ended
April 30, 2023
Investment Income
Dividend income allocated from Portfolio (net of foreign taxes withheld of $273,849)	$ 2,522,845
Interest income allocated from Portfolio (net of foreign taxes withheld of $11)	89,122
Expenses allocated from Portfolio	(1,182,786)
Total investment income from Portfolio	$ 1,429,181
Expenses
Distribution and service fees:
Class A	$ 3,654
Trustees’ fees and expenses	251
Custodian fee	12,217
Transfer and dividend disbursing agent fees	65,352
Legal and accounting services	10,582
Printing and postage	9,433
Registration fees	24,185
Miscellaneous	2,572
Total expenses	$ 128,246
Deduct:
Waiver and/or reimbursement of expenses by affiliate	$ 123,964
Total expense reductions	$ 123,964
Net expenses	$ 4,282
Net investment income	$ 1,424,899
Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss):
Investment transactions (net of foreign capital gains taxes of $346,973)	$ (6,831,370)
Futures contracts	435,824
Swap contracts	(51,916)
Foreign currency transactions	214,711
Forward foreign currency exchange contracts	197,477
Net realized loss	$ (6,035,274)
Change in unrealized appreciation (depreciation):
Investments (including net increase in accrued foreign capital gains taxes of $22,766)	$ 34,004,829
Written options	27,800
Futures contracts	182,854
Swap contracts	130,896
Foreign currency	123,560
Forward foreign currency exchange contracts	(1,133,942)
Net change in unrealized appreciation (depreciation)	$33,335,997
Net realized and unrealized gain	$27,300,723
Net increase in net assets from operations	$28,725,622
7
See Notes to Financial Statements.

Eaton Vance
Emerging and Frontier Countries Equity Fund
April 30, 2023
Statements of Changes in Net Assets

	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 1,424,899	$ 3,945,419
Net realized loss	(6,035,274)	(1,544,189)
Net change in unrealized appreciation (depreciation)	33,335,997	(36,582,070)
Net increase (decrease) in net assets from operations	$ 28,725,622	$ (34,180,840)
Distributions to shareholders:
Class A	$ (150,490)	$ (30,411)
Class I	(10,163,031)	(5,228,045)
Total distributions to shareholders	$ (10,313,521)	$ (5,258,456)
Transactions in shares of beneficial interest:
Class A	$ 511,964	$ 1,245,692
Class I	31,216,341	31,510,639
Net increase in net assets from Fund share transactions	$ 31,728,305	$ 32,756,331
Net increase (decrease) in net assets	$ 50,140,406	$ (6,682,965)
Net Assets
At beginning of period	$ 183,763,316	$ 190,446,281
At end of period	$233,903,722	$183,763,316
8
See Notes to Financial Statements.

Eaton Vance
Emerging and Frontier Countries Equity Fund
April 30, 2023
Financial Highlights

	Class A
	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31,
		2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 10.510	$ 12.990	$ 9.610	$10.100	$ 9.700	$10.950
Income (Loss) From Operations
Net investment income(1)	$ 0.061	$ 0.221	$ 0.073	$ 0.040	$ 0.091	$ 0.068
Net realized and unrealized gain (loss)	1.495	(2.387)	3.307	(0.349)	0.571	(1.318)
Total income (loss) from operations	$ 1.556	$ (2.166)	$ 3.380	$ (0.309)	$ 0.662	$ (1.250)
Less Distributions
From net investment income	$ (0.586)	$ (0.096)	$ —	$ (0.181)	$ (0.262)	$ —
From net realized gain	—	(0.218)	—	—	—	—
Total distributions	$ (0.586)	$ (0.314)	$ —	$ (0.181)	$ (0.262)	$ —
Net asset value — End of period	$11.480	$10.510	$12.990	$ 9.610	$10.100	$ 9.700
Total Return(2)	15.33% (3)(4)	(17.13)% (4)	35.17%	(3.20)% (4)	7.05% (4)	(11.42)% (4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 3,114	$ 2,340	$ 1,387	$ 1,572	$ 2,328	$ 2,657
Ratios (as a percentage of average daily net assets):(5)
Expenses	1.40% (4)(6)(7)	1.56% (4)(6)	1.64%	1.65% (4)	1.66% (4)(8)	1.65% (4)
Net investment income	1.11% (7)	1.90%	0.60%	0.43%	0.91%	0.62%
Portfolio Turnover of the Portfolio	47% (3)	67%	70%	44%	43%	39%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	The investment adviser reimbursed certain operating expenses (equal to 0.12%, 0.09%, 0.08%, 0.07% and 0.02% of average daily net assets for the six months ended April 30, 2023 and the years ended October 31, 2022, 2020, 2019 and 2018, respectively). Absent this reimbursement, total return would be lower.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(6)	Includes a reduction by the investment adviser of a portion of the Portfolio's adviser fee due to the Portfolio's investment in the Liquidity Fund (equal to less than 0.01% and less than 0.005% of average daily net assets for the six months ended April 30, 2023 and the year ended October 31, 2022, respectively).
(7)	Annualized.
(8)	Includes interest expense of 0.01% of average daily net assets for the year ended October 31, 2019.
9
See Notes to Financial Statements.

Eaton Vance
Emerging and Frontier Countries Equity Fund
April 30, 2023
Financial Highlights   — continued

	Class I
	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31,
		2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 10.580	$ 13.080	$ 9.660	$ 10.150	$ 9.740	$ 10.980
Income (Loss) From Operations
Net investment income(1)	$ 0.077	$ 0.252	$ 0.111	$ 0.067	$ 0.117	$ 0.092
Net realized and unrealized gain (loss)	1.506	(2.398)	3.321	(0.348)	0.572	(1.332)
Total income (loss) from operations	$ 1.583	$ (2.146)	$ 3.432	$ (0.281)	$ 0.689	$ (1.240)
Less Distributions
From net investment income	$ (0.603)	$ (0.136)	$ (0.012)	$ (0.209)	$ (0.279)	$ —
From net realized gain	—	(0.218)	—	—	—	—
Total distributions	$ (0.603)	$ (0.354)	$ (0.012)	$ (0.209)	$ (0.279)	$ —
Net asset value — End of period	$ 11.560	$ 10.580	$ 13.080	$ 9.660	$ 10.150	$ 9.740
Total Return(2)	15.41% (3)(4)	(16.91)% (4)	35.54%	(2.93)% (4)	7.31% (4)	(11.29)% (4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$230,790	$181,423	$189,060	$143,908	$176,468	$159,428
Ratios (as a percentage of average daily net assets):(5)
Expenses	1.15% (4)(6)(7)	1.31% (4)(6)	1.39%	1.40% (4)	1.41% (4)(8)	1.40% (4)
Net investment income	1.39% (7)	2.12%	0.89%	0.71%	1.17%	0.82%
Portfolio Turnover of the Portfolio	47% (3)	67%	70%	44%	43%	39%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	The investment adviser reimbursed certain operating expenses (equal to 0.12%, 0.09%, 0.08%, 0.07% and 0.02% of average daily net assets for the six months ended April 30, 2023 and the years ended October 31, 2022, 2020, 2019 and 2018, respectively). Absent this reimbursement, total return would be lower.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(6)	Includes a reduction by the investment adviser of a portion of the Portfolio's adviser fee due to the Portfolio's investment in the Liquidity Fund (equal to less than 0.01% and less than 0.005% of average daily net assets for the six months ended April 30, 2023 and the year ended October 31, 2022, respectively).
(7)	Annualized.
(8)	Includes interest expense of 0.01% of average daily net assets for the year ended October 31, 2019.
10
See Notes to Financial Statements.

Eaton Vance
Emerging and Frontier Countries Equity Fund
April 30, 2023
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Emerging and Frontier Countries Equity Fund (the Fund) is a non-diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests its assets in interests in Global Macro Capital Opportunities Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (approximately 100% at April 30, 2023). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.
B  Income—The Fund's net investment income or loss consists of the Fund's pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.
C  Federal and Other Taxes—The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
In addition to the requirements of the Internal Revenue Code, the Fund may also be required to recognize its pro-rata share of the capital gains taxes incurred by the Portfolio. In doing so, the daily net asset value would reflect the Fund’s pro-rata share of the estimated reserve for such taxes incurred by the Portfolio.
As of April 30, 2023, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
D  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
E  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
F  Indemnifications—Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
G  Other—Investment transactions are accounted for on a trade date basis.
H  Interim Financial Statements—The interim financial statements relating to April 30, 2023 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
11

Eaton Vance
Emerging and Frontier Countries Equity Fund
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

2  Distributions to Shareholders and Income Tax Information
It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
At October 31, 2022, the Fund, for federal income tax purposes, had deferred capital losses of $3,489,455 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at October 31, 2022, $3,489,455 are short-term.
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment adviser fee is computed at an annual rate as a percentage of the Fund’s average daily net assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser and receive an advisory fee as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	1.000%
$500 million but less than $1 billion	0.950%
$1 billion but less than $2.5 billion	0.925%
$2.5 billion but less than $5 billion	0.900%
$5 billion and over	0.880%
For the six months ended April 30, 2023, the Fund incurred no investment adviser fee on such assets. Pursuant to an investment sub-advisory agreement effective January 1, 2023, EVM has delegated a portion of the investment management of the Fund to Eaton Vance Advisers International Ltd. (EVAIL), an affiliate of EVM and an indirect, wholly-owned subsidiary of Morgan Stanley. EVM pays EVAIL a portion of its investment adviser fee for sub-advisory services provided to the Fund. To the extent the Fund’s assets are invested in the Portfolio, the Fund is allocated its share of the Portfolio’s investment adviser fee. The Portfolio has engaged Boston Management and Research (BMR) to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. EVM also serves as the administrator of the Fund, but receives no compensation.
EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding such expenses as brokerage commissions, acquired fund fees of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 1.40% and 1.15% of the Fund’s average daily net assets for Class A and Class I, respectively. This agreement may be changed or terminated after February 29, 2024. Pursuant to this agreement, $123,964 of operating expenses were allocated to EVM for the six months ended April 30, 2023.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2023, EVM earned $2,143 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received less than $100 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2023. EVD also received distribution and service fees from Class A shares (see Note 4).
Trustees and officers of the Fund who are members of EVM’s or BMR's organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.
12

Eaton Vance
Emerging and Frontier Countries Equity Fund
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

4  Distribution Plan
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2023 amounted to $3,654 for Class A shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
Class A shares may be subject to a 1% contingent deferred sales charge (CDSC) if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended April 30, 2023, the Fund was informed that EVD received no CDSCs paid by Class A shareholders.
6  Investment Transactions
For the six months ended April 30, 2023, increases and decreases in the Fund's investment in the Portfolio aggregated $37,004,744 and $15,492,784, respectively.
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:
	Six Months Ended April 30, 2023 (Unaudited)		Year Ended October 31, 2022
	Shares	Amount	Shares	Amount
Class A
Sales	80,225	$ 873,971	144,260	$ 1,595,090
Issued to shareholders electing to receive payments of distributions in Fund shares	7,187	75,324	2,259	29,187
Redemptions	(38,829)	(437,331)	(30,591)	(378,585)
Net increase	48,583	$ 511,964	115,928	$ 1,245,692
Class I
Sales	4,490,168	$ 50,186,958	4,906,903	$ 57,594,274
Issued to shareholders electing to receive payments of distributions in Fund shares	964,078	10,161,384	402,704	5,227,095
Redemptions	(2,629,207)	(29,132,001)	(2,618,985)	(31,310,730)
Net increase	2,825,039	$ 31,216,341	2,690,622	$ 31,510,639
At April 30, 2023, donor advised and pooled income funds (established and maintained by a public charity) managed by EVM owned in the aggregate 15.7% of the value of the outstanding shares of the Fund.
13

Global Macro Capital Opportunities Portfolio
April 30, 2023
Portfolio of Investments (Unaudited)

Common Stocks — 90.0%
Security	Shares	Value
Bulgaria — 0.3%
Eurohold Bulgaria AD(1)	998,722	$ 747,039
		$ 747,039
China — 3.3%
Alibaba Group Holding, Ltd.(1)	65,100	$ 688,343
Alibaba Health Information Technology, Ltd.(1)	38,000	27,391
Anhui Conch Cement Co., Ltd., Class H	9,500	29,996
ANTA Sports Products, Ltd.	6,400	79,528
Baidu, Inc., Class A(1)	10,450	157,292
BeiGene, Ltd.(1)	3,500	68,684
Bilibili, Inc., Class Z(1)	1,420	28,887
BYD Co., Ltd., Class A	900	33,350
BYD Co., Ltd., Class H	4,000	121,305
China Conch Venture Holdings, Ltd.	14,500	23,135
China Gas Holdings, Ltd.	23,000	29,589
China International Capital Corp., Ltd., Class H(2)	13,600	28,577
China Life Insurance Co., Ltd., Class H	41,000	78,767
China Longyuan Power Group Corp., Ltd., Class H	26,000	27,286
China Mengniu Dairy Co., Ltd.(1)	17,000	68,622
China National Building Material Co., Ltd., Class H	34,000	25,511
China Overseas Land & Investment, Ltd.	22,000	55,795
China Pacific Insurance (Group) Co., Ltd., Class H	17,200	51,377
China Petroleum & Chemical Corp., Class H	140,000	91,758
China Resources Beer Holdings Co., Ltd.	10,000	77,248
China Resources Gas Group, Ltd.	7,800	24,619
China Resources Land, Ltd.	18,000	83,822
China Resources Mixc Lifestyle Services, Ltd.(2)	5,800	30,749
China Resources Power Holdings Co., Ltd.	16,000	34,836
China Shenhua Energy Co., Ltd., Class H	19,500	64,770
China Tourism Group Duty Free Corp., Ltd., Class A	1,000	23,331
China Tower Corp., Ltd., Class H(2)	328,000	41,860
China Vanke Co., Ltd., Class H	15,200	23,762
China Yangtze Power Co., Ltd., Class A	11,000	34,777
CITIC Securities Co., Ltd., Class H	16,000	33,690
CITIC, Ltd.	39,000	48,956
Contemporary Amperex Technology Co., Ltd., Class A	1,620	54,209
COSCO SHIPPING Holdings Co., Ltd., Class H	29,500	34,265
Country Garden Holdings Co., Ltd.	96,000	24,730
Country Garden Services Holdings Co., Ltd.	15,000	23,573
CSPC Pharmaceutical Group, Ltd.	52,000	52,951
East Buy Holding, Ltd.(1)(2)	3,500	12,134
ENN Energy Holdings, Ltd.	4,400	60,331
Foshan Haitian Flavouring & Food Co., Ltd., Class A(1)	2,300	23,491
Fuyao Glass Industry Group Co., Ltd., Class H(2)	6,000	24,410
Security	Shares	Value
China (continued)
Ganfeng Lithium Group Co., Ltd., Class H(2)	6,000	$ 39,587
GCL Technology Holdings, Ltd.(1)	145,000	36,408
Geely Automobile Holdings, Ltd.	36,000	44,692
Genscript Biotech Corp.(1)	10,000	26,434
Great Wall Motor Co., Ltd., Class H	24,000	29,126
Guangdong Investment, Ltd.	28,000	26,767
H World Group, Ltd. ADR(1)	1,200	56,280
Haidilao International Holding, Ltd.(1)(2)	11,000	26,894
Haier Smart Home Co., Ltd., Class H	14,200	46,286
Hengan International Group Co., Ltd.	6,000	26,799
Hygeia Healthcare Holdings Co., Ltd.(1)(2)	3,400	25,055
Innovent Biologics, Inc.(1)(2)	7,000	33,656
iQIYI, Inc. ADR(1)	4,200	25,620
JD Health International, Inc.(1)(2)	6,700	48,348
JD.com, Inc., Class A	9,850	175,801
Kanzhun, Ltd. ADR(1)	1,400	25,886
KE Holdings, Inc. ADR(1)	3,700	58,053
Kingdee International Software Group Co., Ltd.(1)	18,000	27,678
Kingsoft Corp., Ltd.	8,400	36,924
Kuaishou Technology Co., Ltd.(1)(2)	9,400	62,229
Kunlun Energy Co., Ltd.	36,000	33,372
Kweichow Moutai Co., Ltd., Class A	400	101,825
Lenovo Group, Ltd.	52,000	53,200
Li Auto, Inc., Class A(1)	6,200	73,432
Li Ning Co., Ltd.	12,000	85,819
Longfor Group Holdings, Ltd.(2)	13,000	35,574
LONGi Green Energy Technology Co., Ltd., Class A	4,200	21,216
Luzhou Laojiao Co., Ltd., Class A	800	26,141
Meituan, Class B(1)(2)	19,700	336,682
NetEase, Inc.	9,400	167,343
New Oriental Education & Technology Group, Inc.(1)	10,400	47,232
NIO, Inc. ADR(1)	7,200	56,664
Nongfu Spring Co., Ltd., Class H(2)	10,400	56,428
PDD Holdings, Inc. ADR(1)	2,300	156,745
People's Insurance Co. Group of China, Ltd., Class H	82,000	32,251
PetroChina Co., Ltd., Class H	120,000	83,356
PICC Property & Casualty Co., Ltd., Class H	46,000	55,635
Ping An Insurance Group Co. of China, Ltd., Class A	4,900	36,741
Ping An Insurance Group Co. of China, Ltd., Class H	29,500	215,218
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	20,000	34,128
Shanxi Xinghuacun Fen Wine Factory Co., Ltd., Class A	700	25,150
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	600	27,063
Shenzhou International Group Holdings, Ltd.	4,800	46,105
Silergy Corp.	2,000	31,569
Sino Biopharmaceutical, Ltd.	71,000	39,412

14
See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
China (continued)
Sinopharm Group Co., Ltd., Class H	12,000	$ 42,507
Smoore International Holdings, Ltd.(2)	18,000	21,042
Sunny Optical Technology Group Co., Ltd.	4,200	44,383
TAL Education Group ADR(1)	4,100	24,026
Tencent Holdings, Ltd.	27,300	1,212,560
Tencent Music Entertainment Group ADR(1)	5,000	37,050
Tingyi (Cayman Islands) Holding Corp.	18,000	31,456
Tongcheng Travel Holdings, Ltd.(1)	12,000	25,526
Trip.com Group, Ltd. ADR(1)	2,800	99,428
Tsingtao Brewery Co., Ltd., Class H	4,000	42,822
Vipshop Holdings, Ltd. ADR(1)	2,900	45,530
Wanhua Chemical Group Co., Ltd.(1)	1,900	25,330
Want Want China Holdings, Ltd.	44,000	28,061
Weichai Power Co., Ltd., Class H	19,000	28,085
Wuliangye Yibin Co., Ltd., Class A	1,500	36,648
WuXi AppTec Co., Ltd., Class H(2)	2,700	23,746
WuXi Biologics Cayman, Inc.(1)(2)	17,500	104,350
Xinyi Solar Holdings, Ltd.	34,000	36,553
Xpeng, Inc., Class A(1)	6,800	32,470
Yadea Group Holdings, Ltd.(2)	12,000	28,056
Yankuang Energy Group Co., Ltd., Class H	12,000	41,167
Yum China Holdings, Inc.	2,100	128,478
Zai Lab, Ltd. ADR(1)	800	27,984
Zhongsheng Group Holdings, Ltd.	5,500	23,493
Zhuzhou CRRC Times Electric Co., Ltd., Class H	5,200	20,987
Zijin Mining Group Co., Ltd., Class H	34,000	57,564
ZTO Express Cayman, Inc. ADR	2,400	66,432
		$ 7,640,265
Cyprus — 4.7%
Bank of Cyprus Holdings PLC(1)(3)	45,800	$ 124,554
Bank of Cyprus Holdings PLC(1)(3)	3,947,608	10,957,297
		$ 11,081,851
Georgia — 9.0%
Bank of Georgia Group PLC	200,390	$ 7,454,566
Georgia Capital PLC(1)	707,280	7,157,535
TBC Bank Group PLC	219,522	6,494,016
		$ 21,106,117
Greece — 16.1%
Alpha Services and Holdings S.A.(1)	2,988,462	$ 3,746,439
Athens Water Supply & Sewage Co. S.A.	51,438	357,506
Eurobank Ergasias Services and Holdings S.A.(1)	3,411,650	4,823,831
GEK Terna Holding Real Estate Construction S.A.(1)	66,445	908,981
Hellenic Telecommunications Organization S.A.	231,741	3,386,127
Security	Shares	Value
Greece (continued)
Helleniq Energy Holdings S.A.	64,933	$ 515,587
Holding Co. ADMIE IPTO S.A.	146,320	284,248
JUMBO S.A.	135,139	3,113,533
LAMDA Development S.A.(1)	81,571	503,893
Motor Oil (Hellas) Corinth Refineries S.A.	71,176	1,696,378
Mytilineos S.A.	115,688	3,356,431
National Bank of Greece S.A.(1)	359,515	1,881,398
OPAP S.A.	226,496	3,862,369
Piraeus Financial Holdings S.A.(1)	1,813,970	4,291,189
Public Power Corp. S.A.(1)	243,955	2,105,231
Sarantis S.A.	45,317	358,412
Terna Energy S.A.	67,592	1,498,381
Titan Cement International S.A.(1)	53,409	882,153
		$ 37,572,087
Hong Kong — 0.0%(4)
Chow Tai Fook Jewellery Group, Ltd.	16,000	$ 32,131
		$ 32,131
India — 6.2%
Adani Green Energy, Ltd.(1)	14,178	$ 165,685
Adani Transmission, Ltd.(1)	12,259	154,916
Apollo Hospitals Enterprise, Ltd.	4,774	264,634
Asian Paints, Ltd.	1,872	66,430
Avenue Supermarts, Ltd.(1)(2)	7,154	308,304
Bajaj Finance, Ltd.	11,417	878,239
Bajaj Finserv, Ltd.	16,719	278,008
Bharti Airtel, Ltd.	95,293	932,389
Cholamandalam Investment & Finance Co., Ltd.	14,109	151,301
Cipla, Ltd.	3,388	37,731
Divi's Laboratories, Ltd.	6,252	250,232
Dr. Reddy's Laboratories, Ltd.	739	44,384
Eicher Motors, Ltd.	1,090	44,097
GAIL (India), Ltd.	88,026	115,651
Grasim Industries, Ltd.	11,746	247,226
Havells India, Ltd.	9,907	149,223
HCL Technologies, Ltd.	4,848	63,317
HDFC Life Insurance Co., Ltd.(2)	6,699	43,548
Hindalco Industries, Ltd.	57,847	309,948
Hindustan Unilever, Ltd.	3,395	102,218
Housing Development Finance Corp., Ltd.	6,510	221,360
Indian Railway Catering & Tourism Corp., Ltd.	9,683	73,427
Info Edge India, Ltd.	2,581	119,515
Infosys, Ltd.	11,970	184,717
ITC, Ltd.	14,140	73,849
Jindal Steel & Power, Ltd.	13,591	97,107

15
See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
India (continued)
JSW Steel, Ltd.	31,961	$ 284,883
Jubilant FoodWorks, Ltd.	15,996	87,766
Larsen & Toubro, Ltd.	28,499	824,719
LTIMindtree, Ltd.(2)	3,328	180,545
Mahindra & Mahindra, Ltd.	36,818	553,138
Maruti Suzuki India, Ltd.	596	62,892
Mphasis, Ltd.	3,178	71,076
Nestle India, Ltd.	193	51,388
NTPC, Ltd.	22,489	47,433
Petronet LNG, Ltd.	28,740	83,421
PI Industries, Ltd.	2,863	118,478
Power Grid Corp. of India, Ltd.	17,659	51,154
Reliance Industries, Ltd.	123,358	3,662,472
SBI Cards & Payment Services, Ltd.	9,055	85,559
SBI Life Insurance Co., Ltd.(2)	2,822	39,424
SRF, Ltd.	5,781	179,749
Sun Pharmaceutical Industries, Ltd.	5,217	63,029
Tata Consultancy Services, Ltd.	3,464	136,774
Tata Consumer Products, Ltd.	26,081	243,395
Tata Elxsi, Ltd.	1,296	105,522
Tata Motors, Ltd.(1)	11,778	70,200
Tata Steel, Ltd.	327,127	433,896
Tech Mahindra, Ltd.	3,441	43,235
Titan Co., Ltd.	15,533	502,334
Trent, Ltd.	6,864	114,829
Tube Investments of India, Ltd.	4,113	130,280
UltraTech Cement, Ltd.	4,517	417,261
UPL, Ltd.	18,027	163,365
Varun Beverages, Ltd.	8,510	150,495
Wipro, Ltd.	8,368	39,593
		$ 14,375,761
Indonesia — 6.8%
Adaro Energy Indonesia Tbk PT	2,449,800	$ 524,414
Astra International Tbk PT	3,027,700	1,396,584
Bank Central Asia Tbk PT	5,995,400	3,710,259
Bank Jago Tbk PT(1)	626,600	88,916
Bank Mandiri Persero Tbk PT	4,386,800	1,550,733
Bank Negara Indonesia Persero Tbk PT	1,209,700	779,589
Bank Rakyat Indonesia Persero Tbk PT	7,475,184	2,604,946
Barito Pacific Tbk PT	4,808,843	274,224
Charoen Pokphand Indonesia Tbk PT	1,315,900	411,976
Kalbe Farma Tbk PT	3,818,800	552,900
Merdeka Copper Gold Tbk PT(1)	2,079,800	561,044
Sumber Alfaria Trijaya Tbk PT	2,968,200	586,908
Telkom Indonesia Persero Tbk PT	6,925,700	2,006,020
Security	Shares	Value
Indonesia (continued)
Unilever Indonesia Tbk PT	1,221,400	$ 366,858
United Tractors Tbk PT	284,400	561,427
		$ 15,976,798
Kazakhstan — 3.4%
Halyk Savings Bank of Kazakhstan JSC GDR(5)	96,220	$ 1,289,348
Kaspi.kz JSC GDR(5)	54,990	4,536,675
NAC Kazatomprom JSC GDR(5)	74,240	2,108,416
		$ 7,934,439
Malaysia — 6.8%
AMMB Holdings Bhd	364,600	$ 295,683
Axiata Group Bhd	540,500	363,167
CELCOMDIGI Bhd	580,700	573,513
CIMB Group Holdings Bhd	1,212,600	1,377,661
Dialog Group Bhd	701,100	360,951
Genting Bhd	398,900	421,328
Genting Malaysia Bhd	567,100	345,394
Hong Leong Bank Bhd	119,800	541,415
IHH Healthcare Bhd	332,700	428,140
Inari Amertron Bhd	542,000	281,379
IOI Corp. Bhd	473,300	406,540
Kuala Lumpur Kepong Bhd	81,800	395,099
Malayan Banking Bhd	840,800	1,633,910
Maxis Bhd	449,600	444,144
MISC Bhd	255,700	419,037
Nestle Malaysia Bhd	13,700	416,332
Petronas Chemicals Group Bhd	424,200	675,050
Petronas Dagangan Bhd	59,700	303,373
Petronas Gas Bhd	145,700	552,250
PPB Group Bhd	120,300	438,601
Press Metal Aluminium Holdings Bhd	660,800	765,721
Public Bank Bhd	2,524,300	2,204,342
QL Resources Bhd	221,000	280,032
RHB Bank Bhd	286,600	352,537
Sime Darby Bhd	542,000	264,096
Sime Darby Plantation Bhd	394,600	379,796
Tenaga Nasional Bhd	467,600	933,954
		$ 15,853,445
Romania — 4.3%
Banca Transilvania S.A.	765,000	$ 3,277,511
BRD-Groupe Societe Generale S.A.	333,000	923,755
MED Life S.A.(1)	153,000	632,644
OMV Petrom S.A.	13,700,000	1,486,947
Societatea Energetica Electrica S.A.	298,000	588,338

16
See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Romania (continued)
Societatea Nationala de Gaze Naturale ROMGAZ S.A.	182,000	$ 1,579,900
Teraplast S.A.	3,005,000	387,798
Transelectrica S.A.(1)	76,000	421,627
Transgaz S.A. Medias	10,100	759,258
		$ 10,057,778
Saudi Arabia — 5.6%
Advanced Petrochemical Co.	48,600	$ 620,630
Al Rajhi Bank	109,100	2,251,818
Alinma Bank	121,300	1,032,659
Almarai Co. JSC	17,800	280,801
Banque Saudi Fransi	29,700	308,172
Dr Sulaiman Al Habib Medical Services Group Co.	5,100	391,761
Etihad Etisalat Co.	65,000	801,675
Riyad Bank	63,800	514,573
SABIC Agri-Nutrients Co.	11,200	402,697
Saudi Arabian Mining Co.(1)	38,600	722,082
Saudi Arabian Oil Co.(2)	106,100	1,022,704
Saudi Basic Industries Corp.	40,600	1,004,552
Saudi Electricity Co.	49,600	321,550
Saudi Industrial Investment Group	93,300	636,269
Saudi National Bank (The)	90,100	1,182,532
Saudi Telecom Co.	68,400	823,260
Savola Group (The)	80,200	683,142
		$ 13,000,877
Serbia — 0.5%
Metalac AD(1)	67,357	$ 1,079,830
		$ 1,079,830
Slovenia — 3.0%
Nova Ljubljanska Banka dd(2)	72,121	$ 5,697,330
Nova Ljubljanska Banka dd GDR(5)	60,052	910,251
Petrol	18,600	482,102
		$ 7,089,683
South Korea — 8.9%
AMOREPACIFIC Corp.	1,140	$ 105,475
Celltrion Healthcare Co., Ltd.	3,063	159,662
Celltrion, Inc.	3,011	362,794
CJ CheilJedang Corp.	339	78,502
Coway Co., Ltd.	2,186	80,262
Doosan Enerbility Co., Ltd.(1)	13,566	169,982
Ecopro BM Co., Ltd.	1,708	342,983
Hanwha Galleria Co., Ltd.(1)	4,611	5,939
Hanwha Solutions Corp.(1)	4,088	147,098
Security	Shares	Value
South Korea (continued)
HD Korea Shipbuilding & Offshore Engineering Co., Ltd.(1)	1,746	$ 111,053
HLB, Inc.(1)	4,241	112,710
HMM Co., Ltd.	9,451	144,764
HYBE Co., Ltd.(1)	432	87,358
Hyundai Engineering & Construction Co., Ltd.	3,379	103,964
Hyundai Glovis Co., Ltd.	762	93,475
Hyundai Mobis Co., Ltd.	1,909	310,900
Hyundai Motor Co.	5,167	765,384
Hyundai Steel Co.	2,500	68,357
Kakao Corp.	9,381	410,790
Kia Corp.	7,832	496,026
Korea Aerospace Industries, Ltd.	2,870	117,888
Korea Electric Power Corp.(1)	9,138	127,579
Korea Investment Holdings Co., Ltd.	1,239	51,206
Korea Zinc Co., Ltd.	330	126,838
Korean Air Lines Co., Ltd.	6,673	114,466
Krafton, Inc.(1)	869	125,532
KT&G Corp.	3,555	227,809
L&F Co., Ltd.	839	167,475
LG Chem, Ltd.	1,724	957,653
LG Corp.	3,183	208,332
LG Display Co., Ltd.(1)	9,346	104,187
LG Electronics, Inc.	3,428	281,500
LG Energy Solution, Ltd.(1)	683	297,676
LG H&H Co., Ltd.	316	147,555
LG Innotek Co., Ltd.	522	103,894
Lotte Chemical Corp.	607	76,504
Naver Corp.	4,805	696,126
NCSoft Corp.	575	162,709
Pearl Abyss Corp.(1)	890	28,823
POSCO Chemical Co., Ltd.	1,169	294,258
POSCO Holdings, Inc.	2,943	832,883
Samsung Biologics Co., Ltd.(1)(2)	533	311,729
Samsung C&T Corp.	2,715	222,967
Samsung Electro-Mechanics Co., Ltd.	1,863	201,474
Samsung Electronics Co., Ltd.	143,275	7,049,715
Samsung Engineering Co., Ltd.(1)	6,765	147,660
Samsung Fire & Marine Insurance Co., Ltd.	1,075	180,843
Samsung Heavy Industries Co., Ltd.(1)	25,662	109,315
Samsung Life Insurance Co., Ltd.	3,000	148,728
Samsung SDI Co., Ltd.	1,843	956,465
Samsung SDS Co., Ltd.	1,303	114,571
SK Bioscience Co., Ltd.(1)	942	49,782
SK Hynix, Inc.	17,686	1,189,976
SK Innovation Co., Ltd.(1)	1,849	240,645
SK Square Co., Ltd.(1)	3,831	122,091

17
See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
South Korea (continued)
SK, Inc.	1,234	$ 150,486
S-Oil Corp.	1,757	98,406
Yuhan Corp.	2,468	106,419
		$ 20,809,643
Taiwan — 1.0%
ASE Technology Holding Co., Ltd.	12,358	$ 40,628
Asustek Computer, Inc.	4,000	36,868
Cathay Financial Holding Co., Ltd.	30,234	41,886
Chailease Holding Co., Ltd.	5,348	38,950
China Steel Corp.	41,000	38,886
Chunghwa Telecom Co., Ltd.	17,000	70,343
Delta Electronics, Inc.	6,680	65,437
Formosa Chemicals & Fibre Corp.	14,000	31,419
Formosa Plastics Corp.	11,000	33,650
Fubon Financial Holding Co., Ltd.	33,046	63,643
Hon Hai Precision Industry Co., Ltd.	37,508	127,810
Hotai Motor Co., Ltd.	2,000	43,111
Largan Precision Co., Ltd.	1,000	65,662
MediaTek, Inc.	4,000	86,975
Nan Ya Plastics Corp.	17,000	43,207
Novatek Microelectronics Corp.	3,000	41,013
Quanta Computer, Inc.	12,000	33,601
Realtek Semiconductor Corp.	2,000	23,454
Taiwan Cement Corp.	26,343	33,232
Taiwan Semiconductor Manufacturing Co., Ltd.	70,000	1,146,292
Uni-President Enterprises Corp.	18,960	45,454
United Microelectronics Corp.(1)	38,000	61,117
Yuanta Financial Holding Co., Ltd.	41,694	30,691
		$ 2,243,329
United Arab Emirates — 5.7%
Abu Dhabi Commercial Bank PJSC	358,690	$ 861,806
Abu Dhabi Islamic Bank PJSC	168,170	521,003
Abu Dhabi National Oil Co. for Distribution PJSC	470,000	562,236
Al Ansari Financial Services PJSC(1)	1,805,311	585,007
Al Yah Satellite Communications Co. PJSC (Yahsat)	2,178,438	1,525,738
Aldar Properties PJSC	522,500	770,680
Aramex PJSC	442,000	393,571
Dubai Electricity & Water Authority PJSC(1)	410,287	277,307
Dubai Electricity & Water Authority PJSC	1,276,000	862,430
Dubai Islamic Bank PJSC	285,567	433,238
Emaar Properties PJSC	675,300	1,094,837
Emirates Telecommunications Group Co. PJSC	353,100	2,311,377
First Abu Dhabi Bank PJSC	448,554	1,734,472
Multiply Group PJSC(1)	345,100	316,616
Security	Shares	Value
United Arab Emirates (continued)
National Central Cooling Co. PJSC	689,840	$ 550,836
Q Holding PJSC(1)	227,300	158,184
Ras Al Khaimah Ceramics	650,700	464,192
		$ 13,423,530
United Kingdom — 0.0%(4)
Airtel Africa PLC(2)	40,000	$ 60,381
		$ 60,381
Vietnam — 4.4%
FPT Corp.	1,251,279	$ 4,422,757
Mobile World Investment Corp.	1,041,098	1,791,713
No Va Land Investment Group Corp.(1)	7,524	4,598
Phat Dat Real Estate Development Corp.(1)	3,271	1,976
Phu Nhuan Jewelry JSC	757,866	2,495,716
Refrigeration Electrical Engineering Corp.	547,655	1,660,986
		$ 10,377,746
Total Common Stocks (identified cost $174,737,413)		$210,462,730

Preferred Stocks — 0.5%
Security	Shares	Value
South Korea — 0.5%
Hanwha Galleria Co., Ltd.	45	$ 393
Hanwha Solutions Corp.	40	1,086
Hyundai Motor Co., Ltd.	1,499	124,345
Samsung Electronics Co., Ltd.	27,339	1,142,903
Total Preferred Stocks (identified cost $1,127,507)		$ 1,268,727

Short-Term Investments — 4.6%
Affiliated Fund — 4.0%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.78%(6)	9,272,473	$ 9,272,473
Total Affiliated Fund (identified cost $9,272,473)		$ 9,272,473

18
See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

U.S. Treasury Obligations — 0.6%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bill, 0.00%, 5/16/23(7)	$1,500	$ 1,497,367
Total U.S. Treasury Obligations (identified cost $1,497,191)		$ 1,497,367
Total Short-Term Investments (identified cost $10,769,664)		$ 10,769,840

Total Purchased Options — 0.1% (identified cost $227,077)	$ 203,899
Total Investments — 95.2% (identified cost $186,861,661)	$222,705,196
Total Written Options — (0.0)%(4) (premiums received $81,857)	$ (54,056)
Other Assets, Less Liabilities — 4.8%	$ 11,223,921
Net Assets — 100.0%	$233,875,061
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2023, the aggregate value of these securities is $8,643,342 or 3.7% of the Portfolio's net assets.
(3)	Securities are traded on separate exchanges for the same entity.
(4)	Amount is less than 0.05% or (0.05)%, as applicable.
(5)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At April 30, 2023, the aggregate value of these securities is $8,844,690 or 3.8% of the Portfolio's net assets.
(6)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of April 30, 2023.
(7)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.
Sector Classification of Portfolio
Sector	Percentage of Net Assets	Value
Financials	39.3%	$91,940,954
Consumer Discretionary	9.3	21,827,498
Information Technology	8.0	18,661,530
Communication Services	7.1	16,724,638
Energy	6.5	15,285,350
Materials	5.2	12,113,622
Industrials	5.0	11,600,543
Utilities	4.0	9,410,346
Consumer Staples	3.1	7,180,413
Health Care	1.8	4,274,521
Real Estate	1.2	2,712,042
Short-Term Investments	4.6	10,769,840
Total Investments	95.1%	$222,501,297

Purchased Currency Options (OTC) — 0.1%
Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Call USD vs. Put CNH	Barclays Bank PLC	USD	7,800,000	CNH	7.00	1/18/24	$ 74,318
Call USD vs. Put CNH	Goldman Sachs International	USD	13,600,000	CNH	7.00	1/18/24	129,581
Total							$203,899
19
See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Written Currency Options (OTC) — (0.0)%(1)
Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Call USD vs. Put CNH	Barclays Bank PLC	USD	7,800,000	CNH	7.50	1/18/24	$(19,703)
Call USD vs. Put CNH	Goldman Sachs International	USD	13,600,000	CNH	7.50	1/18/24	(34,353)
Total							$(54,056)
(1)	Amount is less than (0.05)%.
Forward Foreign Currency Exchange Contracts (Centrally Cleared)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
EUR	19,062,883	USD	20,500,052	6/21/23	$ 564,108
EUR	1,296,988	USD	1,394,769	6/21/23	38,381
EUR	54,704	USD	58,828	6/21/23	1,619
EUR	97,670	USD	107,163	6/21/23	760
KRW	2,478,000,000	USD	1,922,480	6/21/23	(64,980)
KRW	3,448,000,000	USD	2,654,779	6/21/23	(70,171)
KRW	3,445,000,000	USD	2,654,083	6/21/23	(71,724)
KRW	3,829,000,000	USD	2,963,072	6/21/23	(92,868)
USD	1,666,856	EUR	1,550,000	6/21/23	(45,867)
USD	2,273,096	EUR	2,113,739	6/21/23	(62,550)
USD	2,557,628	EUR	2,378,324	6/21/23	(70,379)
USD	3,848,773	EUR	3,578,952	6/21/23	(105,908)
USD	4,460,810	EUR	4,148,082	6/21/23	(122,750)
USD	7,357,664	EUR	6,841,851	6/21/23	(202,464)
					$ (304,793)
Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	78,845	USD	86,721	UBS AG	5/5/23	$ 169	$ —
AED	6,100,000	USD	1,660,768	Standard Chartered Bank	5/30/23	93	—
USD	1,657,609	AED	6,100,000	Standard Chartered Bank	5/30/23	—	(3,252)
CNH	43,814,225	USD	6,125,311	BNP Paribas	6/16/23	220,852	—
CNH	68,300,000	USD	9,800,517	BNP Paribas	6/16/23	92,227	—
CNH	43,785,775	USD	6,174,130	HSBC Bank USA, N.A.	6/16/23	167,912	—
CNH	87,600,000	USD	12,382,885	Standard Chartered Bank	6/16/23	305,319	—
USD	36,233,393	CNH	243,500,000	BNP Paribas	6/16/23	964,240	—
						$1,750,812	$(3,252)
20
See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Equity Futures
Hang Seng China Enterprises Index	199	Long	5/30/23	$8,563,110	$ 157,823
Hang Seng Index	77	Long	5/30/23	9,748,392	(62,434)
MSCI Emerging Markets Index	190	Long	6/16/23	9,349,900	86,144
					$181,533
Total Return Swaps (OTC)
Counterparty	Notional Amount (000's omitted)		Portfolio Receives	Portfolio Pays	Termination Date	Value/Unrealized Appreciation (Depreciation)
Citibank, N.A.	KRW	13,452	Positive Return on KOSPI 200 Index Futures 6/2023 (pays upon termination)	Negative Return on KOSPI 200 Index Futures 6/2023 (pays upon termination)	6/8/23	$ 130,896
						$130,896
Abbreviations:
ADR	– American Depositary Receipt
GDR	– Global Depositary Receipt
OTC	– Over-the-counter
Currency Abbreviations:
AED	– United Arab Emirates Dirham
CNH	– Yuan Renminbi Offshore
EUR	– Euro
KRW	– South Korean Won
USD	– United States Dollar
21
See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio
April 30, 2023
Statement of Assets and Liabilities (Unaudited)

April 30, 2023
Assets
Unaffiliated investments, at value (identified cost $177,589,188)	$ 213,432,723
Affiliated investment, at value (identified cost $9,272,473)	9,272,473
Cash	92,644
Deposits for derivatives collateral:
Futures contracts	2,276,390
Centrally cleared derivatives	877,359
OTC derivatives	1,704,000
Foreign currency, at value (identified cost $5,105,655)	5,189,043
Dividends receivable	451,092
Dividends receivable from affiliated investment	51,210
Receivable for investments sold	669,307
Receivable for variation margin on open futures contracts	206,686
Receivable for variation margin on open centrally cleared derivatives	8,918
Receivable for open forward foreign currency exchange contracts	1,750,812
Receivable for open swap contracts	130,896
Tax reclaims receivable	13,033
Receivable from affiliate	10,000
Other assets	312,959
Total assets	$236,449,545
Liabilities
Cash collateral due to brokers	$ 1,704,000
Written options outstanding, at value (premiums received $81,857)	54,056
Payable for investments purchased	319,676
Payable for open forward foreign currency exchange contracts	3,252
Payable to affiliates:
Investment adviser fee	185,560
Trustees' fees	1,083
Accrued foreign capital gains taxes	33,664
Accrued expenses	273,193
Total liabilities	$ 2,574,484
Net Assets applicable to investors' interest in Portfolio	$233,875,061
22
See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio
April 30, 2023
Statement of Operations (Unaudited)

Six Months Ended
April 30, 2023
Investment Income
Dividend income (net of foreign taxes withheld of $273,851)	$ 2,373,438
Dividend income from affiliated investment	149,418
Interest income (net of foreign taxes withheld of $11)	89,122
Total investment income	$ 2,611,978
Expenses
Investment adviser fee	$ 1,023,752
Trustees’ fees and expenses	6,322
Custodian fee	118,287
Legal and accounting services	38,357
Miscellaneous	11,462
Total expenses	$ 1,198,180
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$ 15,387
Total expense reductions	$ 15,387
Net expenses	$ 1,182,793
Net investment income	$ 1,429,185
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions (net of foreign capital gains taxes of $346,976)	$ (6,831,414)
Futures contracts	435,827
Swap contracts	(51,917)
Foreign currency transactions	214,713
Forward foreign currency exchange contracts	197,478
Net realized loss	$ (6,035,313)
Change in unrealized appreciation (depreciation):
Investments (including net increase in accrued foreign capital gains taxes of $22,766)	$ 34,005,050
Written options	27,801
Futures contracts	182,856
Swap contracts	130,896
Foreign currency	123,561
Forward foreign currency exchange contracts	(1,133,951)
Net change in unrealized appreciation (depreciation)	$33,336,213
Net realized and unrealized gain	$27,300,900
Net increase in net assets from operations	$28,730,085
23
See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio
April 30, 2023
Statements of Changes in Net Assets

	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 1,429,185	$ 4,053,926
Net realized loss	(6,035,313)	(1,544,196)
Net change in unrealized appreciation (depreciation)	33,336,213	(36,582,335)
Net increase (decrease) in net assets from operations	$ 28,730,085	$ (34,072,605)
Capital transactions:
Contributions	$ 37,004,744	$ 40,153,386
Withdrawals	(15,492,784)	(12,951,136)
Net increase in net assets from capital transactions	$ 21,511,960	$ 27,202,250
Net increase (decrease) in net assets	$ 50,242,045	$ (6,870,355)
Net Assets
At beginning of period	$ 183,633,016	$ 190,503,371
At end of period	$233,875,061	$183,633,016
24
See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio
April 30, 2023
Financial Highlights

	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31,
		2022	2021	2020	2019	2018
Ratios/Supplemental Data
Ratios (as a percentage of average daily net assets):
Expenses	1.15% (1)(2)(3)	1.26% (2)	1.24%	1.28%	1.29% (4)	1.25%
Net investment income	1.39% (1)	2.17%	1.04%	0.84%	1.29%	0.97%
Portfolio Turnover	47% (5)	67%	70%	44%	43%	39%
Total Return	15.47%	(16.87)%	35.70%	(2.84)%	7.44%	(11.06)%
Net assets, end of period (000’s omitted)	$233,875	$183,633	$190,503	$145,694	$179,334	$162,169
(1)	Annualized.
(2)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.01% and less than 0.005% of average daily net assets for the six months ended April 30, 2023 and the year ended October 31, 2022, respectively).
(3)	The investment adviser reimbursed certain operating expenses (equal to 0.02% of average daily net assets for the six months ended April 30, 2023). Absent this reimbursement, total return would be lower.
(4)	Includes interest expense of 0.01% of average daily net assets for the year ended October 31, 2019.
(5)	Not annualized.
25
See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio
April 30, 2023
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Global Macro Capital Opportunities Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2023, Eaton Vance Emerging and Frontier Countries Equity Fund held an interest of approximately 100% interest in the Portfolio.
The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Derivatives. U.S. exchange-traded options are valued at the mean between the bid and ask prices at valuation time as reported by the Options Price Reporting Authority. Non-U.S. exchange-traded options and over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded, with adjustments for fair valuation for certain foreign futures contracts as described below. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Total return swaps are valued using valuations provided by a third party pricing service based on the value of the underlying index or instrument and reference interest rate. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers.
Foreign Securities, Futures Contracts and Currencies. Foreign securities, futures contracts and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities and certain exchange-traded foreign futures contracts generally is determined as of the close of trading on the principal exchange on which such securities and contracts trade. Foreign ownership of shares of certain Indian companies may be subject to limitations. When foreign ownership of such an Indian company’s shares approaches the limitation, foreign investors may be willing to pay a premium to the local share price to acquire shares from other foreign investors. Such shares are valued at the closing price for foreign investors as provided by the exchange on which they trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities and certain foreign futures contracts to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities and foreign futures contracts that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities and foreign futures contracts to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities and foreign futures contracts.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Portfolio’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual
26

Global Macro Capital Opportunities Portfolio
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends, interest and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.
D  Federal and Other Taxes—The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.
In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in India. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities, the holding period of such securities, the related tax rates, and the availability of any realized losses in excess of gains that may be carried forward to offset future gains. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on certain Indian securities sold at a gain are included in net realized gain (loss) on investments.
As of April 30, 2023, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.
H  Futures Contracts—Upon entering into a futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.
I   Forward Foreign Currency Exchange Contracts—The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. While forward foreign currency exchange contracts are privately negotiated agreements between the Portfolio and a counterparty, certain contracts may be “centrally cleared”, whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP
27

Global Macro Capital Opportunities Portfolio
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

guarantees the performance of the original parties to the contract. Upon entering into centrally cleared contracts, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared contracts, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. In the case of centrally cleared contracts, counterparty risk is minimal due to protections provided by the CCP.
J  Purchased Options—Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. As the purchaser of an index option, the Portfolio has the right to receive a cash payment equal to any depreciation in the value of the index below the exercise price of the option (in the case of a put) or equal to any appreciation in the value of the index over the exercise price of the option (in the case of a call) as of the valuation date of the option. If an option which the Portfolio had purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Portfolio exercises a put option on a security, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option on a security, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.
K  Written Options—Upon the writing of a call or a put option, the premium received by the Portfolio is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Portfolio is required to deliver an amount of cash determined by the excess of the exercise price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the exercise price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Portfolio may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.
L  Total Return Swaps—In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index for a specified period of time. In return, the buyer pays the counterparty a fixed or variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.
M  Interim Financial Statements—The interim financial statements relating to April 30, 2023 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Portfolio. The investment adviser fee is computed at an annual rate as a percentage of the Portfolio’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	1.000%
$500 million but less than $1 billion	0.950%
$1 billion but less than $2.5 billion	0.925%
$2.5 billion but less than $5 billion	0.900%
$5 billion and over	0.880%
For the six months ended April 30, 2023, the Portfolio’s investment adviser fee amounted to $1,023,752 or 1.00% (annualized) of the Portfolio’s average daily net assets. Pursuant to an expense reimbursement, BMR was allocated $10,000 of the Portfolio’s operating expenses for the six months ended
28

Global Macro Capital Opportunities Portfolio
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

April 30, 2023. Pursuant to an investment sub-advisory agreement effective January 1, 2023, BMR has delegated a portion of the investment management of the Portfolio to Eaton Vance Advisers International Ltd. (EVAIL), an affiliate of BMR and an indirect, wholly-owned subsidiary of Morgan Stanley. BMR pays EVAIL a portion of its investment adviser fee for sub-advisory services provided to the Portfolio.
The Portfolio may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Portfolio is reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Fund. For the six months ended April 30, 2023, the investment adviser fee paid was reduced by $5,387 relating to the Portfolio’s investment in the Liquidity Fund.
Trustees and officers of the Portfolio who are members of BMR’s organization receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2023, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.
3  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, aggregated $99,112,556 and $89,333,411, respectively, for the six months ended April 30, 2023.
4  Federal Income Tax Basis of Investments
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Portfolio at April 30, 2023, as determined on a federal income tax basis, were as follows:
Aggregate cost	$192,434,477
Gross unrealized appreciation	$ 39,053,807
Gross unrealized depreciation	(7,081,948)
Net unrealized appreciation	$ 31,971,859
5  Financial Instruments
The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options, forward foreign currency exchange contracts, futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2023 is included in the Portfolio of Investments. At April 30, 2023, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.
In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:
Equity Price Risk: During the six months ended April 30, 2023, the Portfolio entered into equity futures contracts and total return swaps to enhance total return, to manage certain investment risks and/or as a substitute for the purchase of securities.
Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts and currency options to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.
The Portfolio enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2023, the fair value of derivatives with credit-related contingent features in a net liability position was $57,308. At April 30, 2023 there were no assets pledged by the Portfolio for such liability.
The OTC derivatives in which the Portfolio invests (except for written options as the Portfolio, not the counterparty, is obligated to perform) are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its
29

Global Macro Capital Opportunities Portfolio
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.
The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at April 30, 2023 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 8) at April 30, 2023.
The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2023 was as follows:
	Fair Value
Statement of Assets and Liabilities Caption	Equity Price	Foreign Exchange	Total
Unaffiliated investments, at value	$ —	$ 203,899	$ 203,899
Not applicable	243,967*	604,868*	848,835
Receivable for open forward foreign currency exchange contracts	—	1,750,812	1,750,812
Receivable for open swap contracts	130,896	—	130,896
Total Asset Derivatives	$374,863	$2,559,579	$ 2,934,442
Derivatives not subject to master netting or similar agreements	$243,967	$ 604,868	$ 848,835
Total Asset Derivatives subject to master netting or similar agreements	$130,896	$1,954,711	$ 2,085,607
Written options outstanding, at value	$ —	$ (54,056)	$ (54,056)
Not applicable	(62,434)*	(909,661)*	(972,095)
Payable for open forward foreign currency exchange contracts	—	(3,252)	(3,252)
Total Liability Derivatives	$ (62,434)	$ (966,969)	$(1,029,403)
Derivatives not subject to master netting or similar agreements	$ (62,434)	$ (909,661)	$ (972,095)
Total Liability Derivatives subject to master netting or similar agreements	$ —	$ (57,308)	$ (57,308)
*	Only the current day’s variation margin on open futures contracts and centrally cleared derivatives is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts and centrally cleared derivatives, as applicable.
30

Global Macro Capital Opportunities Portfolio
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

The Portfolio’s derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for such assets and pledged by the Portfolio for such liabilities as of April 30, 2023.
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)	Total Cash Collateral Received
Barclays Bank PLC	$ 74,318	$ (19,703)	$ —	$ —	$ 54,615	$ —
BNP Paribas	1,277,319	—	—	(1,277,319)	—	1,294,000
Citibank, N.A.	130,896	—	—	—	130,896	—
Goldman Sachs International	129,581	(34,353)	—	—	95,228	—
HSBC Bank USA, N.A.	167,912	—	(159,587)	—	8,325	—
Standard Chartered Bank	305,412	(3,252)	—	(302,160)	—	410,000
UBS AG	169	—	—	—	169	—
	$2,085,607	$(57,308)	$(159,587)	$(1,579,479)	$289,233	$1,704,000

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)	Total Cash Collateral Pledged
Barclays Bank PLC	$ (19,703)	$ 19,703	$ —	$ —	$ —	$ —
Goldman Sachs International	(34,353)	34,353	—	—	—	—
Standard Chartered Bank	(3,252)	3,252	—	—	—	—
	$(57,308)	$57,308	$ —	$ —	$ —	$ —
(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount due from the counterparty in the event of default.
(c)	Net amount represents the net amount payable to the counterparty in the event of default.
31

Global Macro Capital Opportunities Portfolio
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended April 30, 2023 was as follows:
Statement of Operations Caption	Equity Price	Foreign Exchange	Total
Net realized gain (loss):
Futures contracts	$435,827	$ —	$ 435,827
Swap contracts	(51,917)	—	(51,917)
Forward foreign currency exchange contracts	—	197,478	197,478
Total	$383,910	$ 197,478	$ 581,388
Change in unrealized appreciation (depreciation):
Investments	$ —	$ (23,178)(1)	$ (23,178)
Written options	—	27,801	27,801
Futures contracts	182,856	—	182,856
Swap contracts	130,896	—	130,896
Forward foreign currency exchange contracts	—	(1,133,951)	(1,133,951)
Total	$313,752	$(1,129,328)	$ (815,576)
(1)	Relates to purchased options.
The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended April 30, 2023, which are indicative of the volume of these derivative types, were approximately as follows:
Futures Contracts — Long	Forward Foreign Currency Exchange Contracts*	Swap Contracts
$20,655,000	$143,415,000	$8,803,000
*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.
The average principal amount of purchased and written currency options contracts outstanding during the six months ended April 30, 2023, which are indicative of the volume of these derivative types, were approximately $12,229,000 and $12,229,000, respectively.
6  Line of Credit
The Portfolio participates with other portfolios and funds managed by BMR and its affiliates in a $725 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 24, 2023. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2022, an arrangement fee totaling $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2023.
32

Global Macro Capital Opportunities Portfolio
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

7  Affiliated Investments
At April 30, 2023, the value of the Portfolio's investment in funds that may be deemed to be affiliated was $9,272,473, which represents 4.0% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the six months ended April 30, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$2,240,401	$74,095,764	$(67,063,692)	$ —	$ —	$9,272,473	$149,418	9,272,473
8  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At April 30, 2023, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Asia/Pacific	$ 8,748,554	$ 86,495,003	$ —	$ 95,243,557
Developed Europe	—	60,381	—	60,381
Emerging Europe	—	88,734,385	—	88,734,385
Middle East/Africa	585,007	25,839,400	—	26,424,407
Total Common Stocks	$ 9,333,561	$ 201,129,169*	$ —	$ 210,462,730
Preferred Stocks	$ 393	$ 1,268,334	$ —	$ 1,268,727
Short-Term Investments:
Affiliated Fund	9,272,473	—	—	9,272,473
U.S. Treasury Obligations	—	1,497,367	—	1,497,367
Purchased Currency Options	—	203,899	—	203,899
Total Investments	$ 18,606,427	$ 204,098,769	$ —	$ 222,705,196
Forward Foreign Currency Exchange Contracts	$ —	$ 2,355,680	$ —	$ 2,355,680
Futures Contracts	86,144	157,823	—	243,967
Swap Contracts	—	130,896	—	130,896
Total	$ 18,692,571	$ 206,743,168	$ —	$ 225,435,739
Liability Description
Written Currency Options	$ —	$ (54,056)	$ —	$ (54,056)
33

Global Macro Capital Opportunities Portfolio
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

Liability Description (continued)	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Exchange Contracts	$ —	$ (912,913)	$ —	$ (912,913)
Futures Contracts	—	(62,434)	—	(62,434)
Total	$ —	$ (1,029,403)	$ —	$ (1,029,403)
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
9  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
Emerging market securities often involve greater risks than developed market securities. Investment markets within emerging market countries are typically smaller, less liquid, less developed and more volatile than those in more developed markets like the United States, and may be focused in certain economic sectors. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets. Governmental actions can have a significant effect on the economic conditions in emerging market countries. It may be more difficult to make a claim or obtain a judgment in the courts of these countries than it is in the United States. The possibility of fraud, negligence, undue influence being exerted by an issuer or refusal to recognize ownership exists in some emerging markets. Disruptions due to work stoppages and trading improprieties in foreign securities markets have caused such markets to close. Emerging market securities are also subject to speculative trading, which contributes to their volatility.
Frontier markets are among the smallest and least mature investment markets. Frontier market countries may have greater political or economic instability and may also be subject to trade barriers, adjustments in currency values and developing or changing securities laws and other regulations. Investments in frontier market countries generally are less liquid and subject to greater price volatility than investments in developed markets or emerging markets.
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks of disease, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and industries, and could continue to affect the market in significant and unforeseen ways. Other epidemics and pandemics that may arise in the future may have similar effects. Any such impact could adversely affect the Portfolio's performance, or the performance of the securities in which the Portfolio invests.
34

Eaton Vance
Emerging and Frontier Countries Equity Fund
April 30, 2023
Board of Trustees’ Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that for a fund to enter into an investment advisory agreement with an investment adviser, the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), must approve the agreement and its terms at an in-person meeting called for the purpose of considering such approval.
At a meeting of the Boards of Trustees (collectively, the “Board”) of Eaton Vance Emerging and Frontier Countries Equity Fund (the “Fund”), a series of Eaton Vance Mutual Funds Trust, and Global Macro Capital Opportunities Portfolio (the “Portfolio”), the portfolio in which the Fund invests, held on December 13-14, 2022 (the “Meeting”), the Board, including a majority of the independent trustees (the “Independent Trustees”), voted to approve (i) a new investment sub-advisory agreement between Eaton Vance Management (“EVM”) and Eaton Vance Advisers International Ltd. (“EVAIL”), with respect to the Fund (the “Fund Sub-Advisory Agreement”), and (ii) a new investment sub-advisory agreement between Boston Management and Research (“BMR” and, together with EVM, the “Advisers” or “Eaton Vance”) and EVAIL, with respect to the Portfolio (the “Portfolio Sub-Advisory Agreement” and, together with the Fund Sub-Advisory Agreement, the “Sub-Advisory Agreements”). In voting its approval of each Sub-Advisory Agreement, the Board relied on an order issued by the Securities and Exchange Commission in response to the impacts of the COVID-19 pandemic that provided temporary relief from the in-person meeting requirements under Section 15 of the 1940 Act.
As of the date of the Meeting, the Board noted that EVM served as the investment adviser to the Fund pursuant to an investment advisory agreement between the Fund and the Adviser (the “Fund Advisory Agreement”), and that BMR served as the investment adviser to the Portfolio pursuant to an investment advisory agreement between the Portfolio and the Adviser (the “Portfolio Advisory Agreement” and, together with the Fund Advisory Agreement, the “Advisory Agreements”). The Board also noted that each Advisory Agreement provides that the Adviser may employ one or more investment sub-advisers to perform advisory services for the Fund and the Portfolio, as applicable, subject to required approvals, including by the Board. Based on information provided to the Board by Eaton Vance at the Meeting, the Board’s approval of each Sub-Advisory Agreement permits EVAIL to be appointed as a sub-adviser to both the Fund and the Portfolio and enables the Fund and the Portfolio to continue their respective investment programs. The Board noted that EVM, BMR and EVAIL are each indirect wholly-owned subsidiaries of the same parent company, Morgan Stanley.
At the Meeting, and prior to voting its approval of the Sub-Advisory Agreements, the Board received information from the Advisers that the Board considered reasonably necessary to evaluate the terms of each Sub-Advisory Agreement. The Board considered information furnished by the Advisers for the Meeting relating specifically to the Fund and the Portfolio, as well as information furnished by the Advisers for prior meetings of the Board and its committees. At the Meeting, the Board received information regarding the Advisers’ plan to transfer a portion of the investment functions performed by each respective Adviser under its Advisory Agreement to EVAIL as part of an internal reallocation of investment advisory responsibilities within Eaton Vance (the “Transition”). The Board received information that, in connection with the Transition, the Advisers would continue providing investment services to the Fund and the Portfolio, as applicable, under its Advisory Agreement and EVAIL would assume a portion of the responsibilities in managing such Fund and Portfolio. The Board also received information from Eaton Vance confirming that the assumption of a portion of each Adviser’s responsibilities under its respective Advisory Agreement by EVAIL would not result in either a material change to such Advisory Agreement or a change in actual control or management of the Adviser and, as such, would not result in the need for shareholder approval to enter into the Sub-Advisory Agreements. The Board was assured that the Transition would not result in, among other things, any reduction in the nature or level of services currently being provided to the Fund and the Portfolio or any increase in the aggregate advisory fees payable by the Fund or Portfolio for such services. In addition, the Advisers confirmed that the Transition would not result in a change in control in the ultimate parent controlling the entities managing the assets of the Fund and the Portfolio. In this regard, the Board considered the investment management related services that EVAIL would provide, as well as the ongoing services to be provided by the Advisers, including the background and experience of the portfolio management personnel who would continue to manage both the Fund and the Portfolio following the Transition. The Board specifically noted that the terms of the Sub-Advisory Agreements are substantially similar to the terms of the standard form used by Eaton Vance with affiliated sub-advisers for other Eaton Vance Funds in the Eaton Vance complex. Accordingly, in addition to the information considered at the Meeting and at prior meetings of the Board, including in connection with the 2022 annual contract review process, the Board considered relevant information provided by Eaton Vance and EVAIL in connection with the approvals of sub-advisory agreements between each Adviser and EVAIL with respect to other Eaton Vance Funds.
Information considered by the Board relating to the Sub-Advisory Agreements included, among other things, the following (certain information was considered by the Board in connection with the 2022 annual contract review process):
Information about Fees and Expenses
• The advisory and other fees payable by the Fund and the Portfolio and the sub-advisory fees to be paid by each Adviser to EVAIL;
•  Information comparing the advisory and other fees to be payable by the Fund and the Portfolio with fees paid by comparable funds, as identified by an independent data provider (“comparable funds”);
•  Information comparing the expected total expense ratio and its components to comparable funds;
Information about Portfolio Management and Trading
•  Descriptions of the portfolio management services to be provided by each Adviser and by EVAIL, including with respect to the Fund’s and the Portfolio’s investment strategies and policies;
35

Eaton Vance
Emerging and Frontier Countries Equity Fund
April 30, 2023
Board of Trustees’ Contract Approval — continued

• The procedures and processes used to determine the value of fund assets, including, when necessary, the determination of “fair value” and actions taken to monitor and test the effectiveness of such procedures and processes;
•  Information about policies and practices of the Advisers and EVAIL with respect to trading, including processes for seeking best execution of portfolio transactions;
•  Information about the allocation of brokerage transactions and the benefits received as a result of brokerage allocation, including information with respect to “soft dollars”;
Information about each Adviser and EVAIL
•  Information regarding the financial condition, ownership structure and resources of the Advisers;
•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities will include portfolio management and investment research for the Fund and the Portfolio, and information relating to their responsibilities with respect to managing other pooled investment vehicles and/or investment accounts;
•  Information regarding the Advisers’ and its affiliates’, including the Advisers’ parent company’s (Morgan Stanley’s), efforts to retain and attract talented investment professionals, including in the context of a particularly competitive marketplace for talent, as well as the ongoing unique environment presented by hybrid, remote and other alternative work arrangements;
• The Codes of Ethics of the Advisers and its affiliates, including EVAIL, together with information relating to compliance with and the administration of such codes;
•  Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
•  Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
•  Information concerning the resources devoted to compliance efforts undertaken by the Adviser and its affiliates, including EVAIL, including descriptions of their various compliance programs and their record of compliance;
•  Information concerning the business continuity and disaster recovery plans of the Adviser and its affiliates, including EVAIL;
• A description of the Advisers’ oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters; and
Other Relevant Information
•  Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the Advisers and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance on March 1, 2021;
•  Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by the Advisers and its affiliates;
•  Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the Advisers and its affiliates;
•  Information concerning efforts to implement policies and procedures with respect to various new regulations applicable to the funds, including Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule) and Rule 2a-5 (the Fair Valuation Rule);
• The risks which the Advisers and/or its affiliates incur in connection with the management and operation of the Eaton Vance Funds, including, among others, litigation, regulatory, entrepreneurial, and other business risks (and the associated costs of such risks); and
•  Information regarding the terms of the Sub-Advisory Agreements.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Board concluded that the terms of the Sub-Advisory Agreements with the applicable Adviser, including their respective fee structures, are in the interests of shareholders. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve the Fund Sub-Advisory Agreement with respect to the Fund and the Portfolio Sub-Advisory Agreement with respect to the Portfolio. The conclusions reached with respect to each Sub-Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Board may have placed varying emphasis on particular factors in reaching conclusions with respect to each Sub-Advisory Agreement.
Nature, Extent and Quality of Services
In considering whether to approve the Sub-Advisory Agreements, the Board evaluated the nature, extent and quality of services to be provided to the Fund and to the Portfolio by EVAIL.
The Board considered EVAIL’s management capabilities and investment processes in light of the types of investments held by the Fund and the Portfolio, including the education, experience and number of investment professionals and other personnel who would provide portfolio management, investment research, and similar services to the Fund and the Portfolio. In this regard, the Board noted that the individuals primarily responsible for providing portfolio management services to the Fund and the Portfolio, as applicable, under the Advisory Agreements would continue to serve in substantially the same roles, noting that one team member intends to spend a significant portion of time working in the United Kingdom. The Board also considered the resources
36

Eaton Vance
Emerging and Frontier Countries Equity Fund
April 30, 2023
Board of Trustees’ Contract Approval — continued

available to EVAIL in fulfilling its duties under the Sub-Advisory Agreements and the abilities and experience of EVAIL’s investment professionals in implementing the investment strategies of the Fund and the Portfolio. In particular, the Board considered the expertise of EVAIL’s investment professionals with respect to global markets and in-house research capabilities. The Board considered the international investment capabilities of EVAIL, which is based in London, and the benefits to the Fund and the Portfolio of having portfolio management services involving investments in international securities provided by investment professionals located abroad. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of EVAIL and other factors, including the reputation and resources of EVAIL to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund and the Portfolio.
The Board noted that, under the terms of the Fund Advisory Agreement, EVM may invest assets of the Fund directly in securities, for which it would receive a fee, or in the Portfolio, for which it receives no separate fee but for which BMR receives an advisory fee from the Portfolio.
The Board considered the compliance programs of the Advisers and relevant affiliates thereof, including EVAIL. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities.
After consideration of the foregoing factors, among others, and based on its review of the materials provided and the assurances received from, and recommendations of, the Advisers, the Board concluded that the nature, extent and quality of services expected to be provided by EVAIL, taken as a whole, would be appropriate and consistent with the terms of the Sub-Advisory Agreements.
Performance, Management Fees, Profitability and Economies of Scale
The Board considered the fact that, as part of the 2022 annual contract review process with respect to the Fund and the Portfolio, the Board had concluded that (i) the performance of the Fund was satisfactory, (ii) the management fees payable to each Adviser were reasonable, (iii) the profits being realized by each Adviser and its affiliates were deemed not to be excessive, and (iv) the Fund and the Portfolio currently share in the benefits from economies of scale, if any, when they are realized by the Adviser, and that the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future. In considering whether to approve the Sub-Advisory Agreements, the Board considered the fact that EVM, BMR and EVAIL are indirect wholly-owned subsidiaries of the same parent company, Morgan Stanley. The Board also considered that the Transition is not expected to result in any change in the terms of the Advisory Agreements (including the fees payable thereunder), and that the applicable Adviser would be responsible for the payment of all fees to EVAIL. Accordingly, the Board concluded that the appointment of EVAIL as a sub-adviser under each Sub-Advisory Agreement is not expected to adversely affect the performance of the Fund or the Portfolio, the reasonableness of the management fees payable by the Fund and the Portfolio, a portion of which would be paid by each Adviser to EVAIL, the profits to be realized by each Adviser and its affiliates, including EVAIL, in managing the Fund and the Portfolio, or the extent to which the Fund and the Portfolio can be expected to benefit from economies of scale in the future.
37

Eaton Vance
Emerging and Frontier Countries Equity Fund
April 30, 2023
Officers and Trustees

Officers of Eaton Vance Emerging and Frontier Countries Equity Fund and Global Macro Capital Opportunities Portfolio
Eric A. Stein President	Nicholas S. Di Lorenzo Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Richard F. Froio Chief Compliance Officer
James F. Kirchner Treasurer
Trustees of Eaton Vance Emerging and Frontier Countries Equity Fund and Global Macro Capital Opportunities Portfolio
George J. Gorman Chairperson
Alan C. Bowser
Thomas E. Faust Jr.*
Mark R. Fetting
Cynthia E. Frost
Valerie A. Mosley
Anchal Pachnanda*(1)
Keith Quinton
Marcus L. Smith
Susan J. Sutherland
Scott E. Wennerholm
Nancy A. Wiser

*	Interested Trustee
(1)	Ms. Pachnanda began serving as Trustee effective April 1, 2023.
38

Eaton Vance Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
39

Eaton Vance Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
40

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.
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Investment Adviser of Global Macro Capital Opportunities Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110
Investment Adviser and Administrator of Eaton Vance
Emerging and Frontier Countries Equity Fund
Eaton Vance Management
Two International Place
Boston, MA 02110
Investment Sub-Adviser
Eaton Vance Advisers International Ltd.
125 Old Broad Street
London, EC2N 1AR
United Kingdom
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 534439
Pittsburgh, PA 15253-4439
(800) 262-1122
Fund Offices
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

18473    4.30.23

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Funds Trust

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	June 23, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	June 23, 2023

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	June 23, 2023